UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street Boston, MA 02116-5021

(Address of principal executive offices)(Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: March 31, 2007

Date of reporting period: December 31, 2006

Item 1. Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

December 31, 2006

Security	Shares	Value

COMMON STOCKS—100.44%

BIOTECHNOLOGY—51.97%
Acorda Therapeutics Inc.(a)	202,674	$3,210,356
Affymetrix Inc.(a)	535,067	12,338,645
Alexion Pharmaceuticals Inc.(a)	330,230	13,337,990
Amgen Inc.(a)	3,284,718	224,379,087
Arena Pharmaceuticals Inc.(a)(b)	343,911	4,439,891
ARIAD Pharmaceuticals Inc.(a)	586,426	3,014,230
ArQule Inc.(a)	242,388	1,434,937
Barrier Therapeutics Inc.(a)	308,364	2,325,065
Biocryst Pharmaceuticals Inc.(a)	261,570	3,023,749
Biogen Idec Inc.(a)	1,169,981	57,551,365
Celgene Corp.(a)(b)	1,454,725	83,690,329
Cell Genesys Inc.(a)	688,234	2,333,113
Coley Pharmaceutical Group Inc.(a)	122,880	1,190,707
Cotherix Inc.(a)	275,114	3,711,288
Crucell NV ADR(a)(b)	106,697	2,718,640
CuraGen Corp.(a)(b)	502,287	2,310,520
Curis Inc.(a)	349,237	440,039
Cytokinetics Inc.(a)	341,757	2,556,342
deCODE genetics Inc.(a)(b)	645,708	2,925,057
Digene Corp.(a)	297,367	14,249,827
Diversa Corp.(a)	453,510	4,934,189
Encysive Pharmaceuticals Inc.(a)(b)	515,746	2,171,291
Enzon Pharmaceuticals Inc.(a)	539,610	4,592,081
Exelixis Inc.(a)	1,110,576	9,995,184
Gene Logic Inc.(a)	211,297	325,397
Genitope Corp.(a)(b)	361,508	1,272,508
Genomic Health Inc.(a)	236,332	4,395,775
Genzyme Corp.(a)	823,006	50,680,709
Geron Corp.(a)	751,004	6,593,815
GTx Inc.(a)	232,326	4,144,696
Harvard Bioscience Inc.(a)	286,278	1,468,606
Human Genome Sciences Inc.(a)	635,830	7,909,725
ICOS Corp.(a)	260,105	8,788,948
Illumina Inc.(a)	371,155	14,590,103
Immunogen Inc.(a)	304,977	1,546,233
Immunomedics Inc.(a)(b)	586,909	2,130,480
Incyte Corp.(a)	874,990	5,109,942
Inhibitex Inc.(a)	199,325	328,886
InterMune Inc.(a)(b)	466,439	14,342,999
Invitrogen Corp.(a)	187,718	10,622,962
Keryx Biopharmaceuticals Inc.(a)	444,218	5,908,099
Kosan Biosciences Inc.(a)	296,237	1,644,115
Lexicon Genetics Inc.(a)	721,986	2,606,369
LifeCell Corp.(a)	270,902	6,539,574
MedImmune Inc.(a)	788,057	25,509,405
Millennium Pharmaceuticals Inc.(a)	1,097,604	11,963,884
Momenta Pharmaceuticals Inc.(a)(b)	338,952	5,331,715
Monogram Biosciences Inc.(a)	1,259,853	2,242,538
Myriad Genetics Inc.(a)	336,448	10,530,822

Nektar Therapeutics(a)(b)	988,033	15,027,982
Neurochem Inc.(a)(b)	421,997	9,060,276
Northfield Laboratories Inc.(a)(b)	216,136	879,674
Novavax Inc.(a)	580,033	2,378,135
Omrix Biopharmaceuticals Inc.(a)	131,051	3,965,603
Orchid Cellmark Inc.(a)	204,520	634,012
Oscient Pharmaceuticals Corp.(a)	133,150	673,739
Panacos Pharmaceuticals Inc.(a)	498,153	1,997,594
PDL BioPharma Inc.(a)	774,962	15,607,735
Qiagen NV(a)(b)	805,002	12,179,680
Regeneron Pharmaceuticals Inc.(a)	821,307	16,483,632
Savient Pharmaceuticals Inc.(a)	452,297	5,070,249
Seattle Genetics Inc.(a)	483,431	2,576,687
Sirna Therapeutics Inc.(a)	626,905	8,156,034
StemCells Inc.(a)(b)	691,730	1,833,085
SuperGen Inc.(a)	507,201	2,576,581
Telik Inc.(a)(b)	511,814	2,267,336
Tercica Inc.(a)	415,877	2,079,385
Third Wave Technologies Inc.(a)	404,156	1,943,990
Vasogen Inc.(a)(b)	1,041,090	369,691
Vertex Pharmaceuticals Inc.(a)(b)	1,054,101	39,444,459
XOMA Ltd.(a)	1,437,613	3,162,749

		817,770,535
COMMERCIAL SERVICES—0.25%
Albany Molecular Research Inc.(a)	371,028	3,918,056

		3,918,056
HEALTH CARE - PRODUCTS—3.45%
Biosite Inc.(a)(b)	156,345	7,637,453
Bioveris Corp.(a)	82,692	1,134,534
Caliper Life Sciences Inc.(a)	186,468	1,066,597
Cerus Corp.(a)	262,672	1,539,258
Columbia Laboratories Inc.(a)	350,436	1,787,224
EPIX Pharmaceuticals Inc.(a)	300,647	2,074,464
Gen-Probe Inc.(a)	329,593	17,260,785
Luminex Corp.(a)	292,835	3,719,005
Solexa Inc.(a)	374,278	4,921,756
TECHNE Corp.(a)	237,104	13,147,417

		54,288,493
PHARMACEUTICALS—44.77%
Abraxis BioScience Inc.(a)	770,645	21,069,434
ACADIA Pharmaceuticals Inc.(a)	288,546	2,536,319
Adams Respiratory Therapeutics Inc.(a)	301,089	12,287,442
Adolor Corp.(a)	552,400	4,154,048
Alkermes Inc.(a)	781,461	10,448,134
Allos Therapeutics Inc.(a)	443,838	2,592,014
Alnylam Pharmaceuticals Inc.(a)(b)	299,244	6,403,822
Altus Pharmaceuticals Inc.(a)	127,227	2,398,229
Amylin Pharmaceuticals Inc.(a)(b)	549,485	19,819,924
Anadys Pharmaceuticals Inc.(a)	259,994	1,279,170
Angiotech Pharmaceuticals Inc.(a)	402,842	3,309,347
Antigenics Inc.(a)(b)	454,126	831,051
Array BioPharma Inc.(a)	263,050	3,398,606
Aspreva Pharmaceuticals Corp.(a)	347,271	7,126,001
AtheroGenics Inc.(a)(b)	541,643	5,367,682
Auxilium Pharmaceuticals Inc.(a)	296,405	4,354,189
AVANIR Pharmaceuticals Class A(a)(b)	291,138	672,529
AVI BioPharma Inc.(a)(b)	513,875	1,634,123
Axcan Pharma Inc.(a)	658,405	9,375,687
Bioenvision Inc.(a)	383,824	1,780,943
BioMarin Pharmaceutical Inc.(a)	988,625	16,203,564

Cardiome Pharma Corp.(a)	353,635	3,943,030
Cell Therapeutics Inc.(a)(b)	1,300,173	2,275,303
Cephalon Inc.(a)(b)	248,786	17,517,022
CollaGenex Pharmaceuticals Inc.(a)	205,213	2,866,826
Cubist Pharmaceuticals Inc.(a)(b)	568,113	10,288,526
CV Therapeutics Inc.(a)	667,179	9,313,819
Cypress Bioscience Inc.(a)	355,438	2,754,645
Dendreon Corp.(a)(b)	671,711	2,801,035
Depomed Inc.(a)	362,614	1,251,018
Discovery Laboratories Inc.(a)	565,590	1,334,792
Durect Corp.(a)	609,772	2,707,388
Dyax Corp.(a)	476,496	1,443,783
Emisphere Technologies Inc.(a)	241,983	1,280,090
Endo Pharmaceuticals Holdings Inc.(a)	589,065	16,246,413
Flamel Technologies SA ADR(a)	237,824	7,122,829
Genta Inc.(a)	1,923,221	851,025
Gilead Sciences Inc.(a)	1,407,040	91,359,107
Hi-Tech Pharmacal Co. Inc.(a)	113,448	1,380,662
Hollis-Eden Pharmaceuticals Inc.(a)(b)	210,483	1,107,141
Idenix Pharmaceuticals Inc.(a)(b)	455,539	3,958,634
ImClone Systems Inc.(a)(b)	338,625	9,061,605
Indevus Pharmaceuticals Inc.(a)	461,834	3,279,021
Inspire Pharmaceuticals Inc.(a)	619,960	3,936,746
Introgen Therapeutics Inc.(a)(b)	316,513	1,392,657
Isis Pharmaceuticals Inc.(a)	639,658	7,112,997
ISTA Pharmaceuticals Inc.(a)(b)	251,120	1,780,441
Labopharm Inc.(a)	66,825	392,263
Ligand Pharmaceuticals Inc. Class B(a)	733,510	8,031,935
MannKind Corp.(a)(b)	518,996	8,558,244
Matrixx Initiatives Inc.(a)	90,313	1,438,686
Medarex Inc.(a)	1,518,367	22,456,648
Medicines Co. (The)(a)	328,431	10,417,831
MGI Pharma Inc.(a)	578,672	10,653,352
Nabi Biopharmaceuticals(a)	725,865	4,921,365
Nastech Pharmaceutical Co. Inc.(a)(b)	210,152	3,179,600
NeoPharm Inc.(a)(b)	249,823	417,204
Neurocrine Biosciences Inc.(a)	178,603	1,861,043
New River Pharmaceuticals Inc.(a)(b)	322,295	17,632,759
NitroMed Inc.(a)	384,428	941,849
Noven Pharmaceuticals Inc.(a)	182,944	4,655,925
NPS Pharmaceuticals Inc.(a)	381,623	1,728,752
Nuvelo Inc.(a)	447,550	1,790,200
Onyx Pharmaceuticals Inc.(a)(b)	530,681	5,614,605
OSI Pharmaceuticals Inc.(a)(b)	459,735	16,081,530
Pain Therapeutics Inc.(a)(b)	342,410	3,047,449
Penwest Pharmaceuticals Co.(a)(b)	194,816	3,237,842
Perrigo Co.	824,542	14,264,577
Pharmacyclics Inc.(a)(b)	218,319	1,106,877
Pharmion Corp.(a)	323,249	8,320,429
POZEN Inc.(a)	270,252	4,591,581
Progenics Pharmaceuticals Inc.(a)	262,290	6,751,345
QLT Inc.(a)(b)	603,137	5,102,539
Renovis Inc.(a)	272,544	861,239
Rigel Pharmaceuticals Inc.(a)	246,518	2,926,169
Salix Pharmaceuticals Ltd.(a)	457,957	5,573,337
Santarus Inc.(a)(b)	499,661	3,912,346
SciClone Pharmaceuticals Inc.(a)	439,813	1,416,198
Sciele Pharma Inc.(a)	340,567	8,173,608
Sepracor Inc.(a)(b)	471,333	29,024,686
Shire PLC ADR	436,500	26,958,240
Tanox Inc.(a)	529,421	10,535,478
Teva Pharmaceutical Industries Ltd. ADR	1,861,087	57,842,584
Threshold Pharmaceuticals Inc.(a)	382,704	1,416,005

Trimeris Inc.(a)	281,927	3,583,292
United Therapeutics Inc.(a)	218,472	11,878,323
ViaCell Inc.(a)	349,688	1,650,527
ViroPharma Inc.(a)	586,921	8,592,523
VIVUS Inc.(a)	417,754	1,512,269
XenoPort Inc.(a)	203,873	5,005,082
Zymogenetics Inc.(a)	708,461	11,030,738

		704,497,887

TOTAL COMMON STOCKS
(Cost: $1,923,285,918)		1,580,474,971

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—9.04%

CERTIFICATES OF DEPOSIT(c)—0.21%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$735,487	735,487
Washington Mutual Bank
5.33%, 03/19/07	2,626,739	2,626,739

		3,362,226
COMMERCIAL PAPER(c)—1.84%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(d)	1,104,397	1,088,586
Aspen Funding Corp.
5.26%, 02/21/07(d)	682,952	677,963
Beta Finance Inc.
5.27%, 01/25/07(d)	210,139	209,432
BNP Paribas Finance Inc.
5.12%, 06/06/07	367,743	359,645
CAFCO LLC
5.26%, 01/30/07(d)	525,348	523,199
Cantabric Finance LLC
5.25%-5.26%, 01/25/07-03/06/07(d)	1,260,835	1,251,700
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	1,239,821	1,224,606
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(d)	105,070	104,931
Curzon Funding LLC
5.24%, 02/27/07(d)	576,307	571,609
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	435,440	429,201
Eureka Securitization
5.26%, 02/09/07(d)	1,313,369	1,306,077
Five Finance Inc.
5.22%, 04/20/07(d)	483,320	475,751
General Electric Capital Corp.
5.12%, 06/04/07(d)	788,022	770,891
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(d)	1,723,141	1,706,488
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(d)	2,048,856	2,006,387
KKR Atlantic Funding Trust
5.32%, 01/03/07(d)	788,022	787,905
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(d)	3,457,797	3,437,060
Lockhart Funding LLC
5.28%, 02/09/07(d)	1,050,696	1,044,840

Nationwide Building Society
5.21%, 04/13/07(d)	998,161	983,571
Nestle Capital Corp.
5.19%, 08/09/07(d)	630,417	610,513
Norddeutsche Landesbank
5.27%, 02/15/07	998,161	991,738
Polonius Inc.
5.26%, 02/20/07(d)	297,137	295,009
Regency Markets No. 1 LLC
5.32%, 01/22/07(d)	349,178	348,146
Sedna Finance Inc.
5.22%, 04/17/07(d)	598,896	589,778
Societe Generale
5.18%, 05/16/07	2,626,739	2,576,092
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(d)	2,666,119	2,640,442
Thornburg Mortgage Capital Resources
5.28%, 01/17/07-03/12/07(d)	1,294,457	1,285,518
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	614,016	610,158

		28,907,236
MEDIUM-TERM NOTES(c)—0.20%
Bank of America N.A.
5.28%, 04/20/07	262,674	262,674
Cullinan Finance Corp.
5.71%, 06/28/07(d)	788,022	788,022
K2 USA LLC
5.39%, 06/04/07(d)	788,022	788,022
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	1,229,314	1,229,313

		3,068,031
MONEY MARKET FUNDS—0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	691,305	691,305

		691,305
REPURCHASE AGREEMENTS(c)—1.82%
Banc of America Securities LLC, 5.36%, due 1/2/07, maturity value $2,102,642 (collateralized by non-U.S. Government debt securities, value $2,166,906, 4.25% to 8.00%, 3/1/08 to 7/15/17).	$2,101,391	2,101,391
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $1,576,983 (collateralized by U.S. Government obligations, value $1,608,531, 0.00% to 11.00%, 1/1/08 to 1/1/37).	1,576,043	1,576,043
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $3,679,628 (collateralized by non-U.S. Government debt securities, value $4,047,594, 1.00% to 8.84%, 8/3/14 to 12/25/46).	3,677,434	3,677,434
BNP Securities Corp., 5.36%, due 1/2/07, maturity value $105,133 (collateralized by non-U.S. Government debt securities, value $110,449, 5.46%, 3/15/08).	105,070	105,070

Citigroup Global Markets Holdings Inc., 5.36%, due 1/2/07, maturity value $3,679,624 (collateralized by non-U.S. Government debt securities, value $3,865,718, 3.78% to 7.41%, 11/25/19 to 10/25/45).	3,677,434	3,677,434
Citigroup Global Markets Holdings Inc., 5.42%, due 1/2/07, maturity value $1,156,461 (collateralized by non-U.S. Government debt securities, value $1,289,183, 0.00% to 10.00%, 6/1/28 to 11/16/36).	1,155,765	1,155,765
Citigroup Global Markets Holdings Inc., 5.46%, due 1/2/07, maturity value $630,799 (collateralized by non-U.S. Government debt securities, value $703,194, 0.00% to 10.00%, 6/1/28 to 11/16/36).	630,417	630,417
Goldman Sachs & Co. Inc., 5.35%, due 1/2/07, maturity value $2,102,640 (collateralized by non-U.S. Government debt securities, value $2,186,541, 0.00% to 10.00%, 1/23/07 to 5/15/44).	2,101,391	2,101,391
Goldman Sachs Group Inc., 5.36%, due 1/2/07, maturity value $390,114 (collateralized by non-U.S. Government debt securities, value $405,555, 0.00% to 10.00%, 1/23/07 to 5/15/44).	389,882	389,882
Goldman Sachs Group Inc., 5.46%, due 1/2/07, maturity value $630,799 (collateralized by non-U.S. Government debt securities, value $655,970, 0.00% to 10.00%, 1/23/07 to 5/15/44).	630,417	630,417
Greenwich Capital Markets Inc., 5.46%, due 1/2/07, maturity value $525,667 (collateralized by non-U.S. Government debt securities, value $581,346, 5.58%, 1/8/36).	525,348	525,348
HSBC Securities Inc., 5.36%, due 1/2/07, maturity value $525,661 (collateralized by non-U.S. Government debt securities, value $552,298, 3.16% to 5.32%, 5/15/34 to 6/1/46).	525,348	525,348
JP Morgan Securities Inc., 5.41%, due 1/2/07, maturity value $262,832 (collateralized by non-U.S. Government debt securities, value $276,149, 5.75% to 8.75%, 10/1/08 to 9/15/25).	262,674	262,674
Lehman Brothers Holdings Inc., 5.36%, due 1/2/07, maturity value $2,102,642 (collateralized by non-U.S. Government debt securities, value $2,166,932, 3.34% to 8.75%, 6/15/07 to 12/1/66).	2,101,391	2,101,391
Lehman Brothers Holdings Inc., 5.44%, due 1/2/07, maturity value $788,498 (collateralized by non-U.S. Government debt securities, value $812,157, 5.50% to 8.88%, 4/15/11 to 12/1/66).	788,022	788,022
Merrill Lynch & Co. Inc., 5.36%, due 1/2/07, maturity value $2,102,642 (collateralized by non-U.S. Government debt securities, value $2,171,141, 0.00% to 10.13%, 6/15/07 to 9/1/26).	2,101,391	2,101,391
Merrill Lynch & Co. Inc., 5.44%, due 1/2/07, maturity value $1,051,331 (collateralized by non-U.S. Government debt securities, value $1,082,873, 4.37% to 7.75%, 3/3/08 to 12/1/25).	1,050,696	1,050,696

Morgan Stanley, 5.36%, due 1/2/07, maturity value $1,051,322 (collateralized by non-U.S. Government debt securities, value $1,094,530, 0.00% to 10.00%, 1/1/07 to 12/31/37).	1,050,696	1,050,696
Morgan Stanley, 5.51%, due 6/4/07, maturity value $752,935 (collateralized by non-U.S. Government debt securities, value $772,568, 0.00% to 10.00%, 1/1/07 to 12/31/37).(g)	735,487	735,487
Wachovia Capital, 5.38%, due 1/2/07, maturity value $3,364,236 (collateralized by non-U.S. Government debt securities, value $3,534,371, 3.86% to 8.17%, 8/15/13 to 10/17/44).	3,362,226	3,362,226

		28,548,523
TIME DEPOSITS(c)—0.00%
Bank of America N.A.
5.13%, 01/02/07	50,286	50,286

		50,286
VARIABLE & FLOATING RATE NOTES(c)—4.93%
Allstate Life Global Funding II
5.33%-5.43%, 11/02/07-01/25/08(d)	2,689,781	2,690,067
American Express Bank
5.32%, 02/28/07	1,050,696	1,050,695
American Express Centurion Bank
5.44%, 07/19/07	1,155,765	1,156,496
American Express Credit Corp.
5.45%, 07/05/07	315,209	315,315
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	131,461	131,461
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(d)	788,022	788,022
ASIF Global Financing
5.41%, 05/03/07(d)	105,070	105,089
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(d)	682,952	682,952
Bank of Ireland
5.33%-5.35%, 08/14/07-12/20/07(d)	1,523,509	1,523,550
Beta Finance Inc.
5.32%-5.41%, 04/25/07-07/25/07(d)	2,679,274	2,679,351
BMW US Capital LLC
5.35%, 01/15/08(d)	1,050,696	1,050,696
BNP Paribas
5.35%, 11/19/07(d)	1,943,787	1,943,787
Carlyle Loan Investment Ltd.
5.40%, 04/13/07-07/15/07(d)	767,008	767,009
CC USA Inc.
5.37%, 07/30/07(d)	525,348	525,390
Commodore CDO Ltd.
5.44%, 12/12/07(d)	262,674	262,674
Credit Agricole SA
5.34%, 11/23/07	1,050,696	1,050,696
Credit Suisse First Boston NY
5.38%, 04/24/07	525,348	525,356
Cullinan Finance Corp.
5.36%, 04/25/07(d)	262,674	262,674
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	151,785	151,785

DEPFA Bank PLC
5.40%, 09/14/07	1,050,696	1,050,696
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(d)	1,208,300	1,208,339
Eli Lilly Services Inc.
5.34%, 12/31/07(d)	701,339	701,339
Fifth Third Bancorp
5.33%, 12/21/07(d)	2,101,391	2,101,391
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(d)	682,952	682,901
General Electric Capital Corp.
5.31%-5.48%, 07/09/07-01/24/08(d)	1,103,230	1,103,388
Granite Master Issuer PLC
5.32%, 08/20/07(d)	3,677,434	3,677,434
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(d)	2,416,600	2,393,474
Hartford Life Global Funding Trust
5.37%-5.41%, 07/13/07-01/15/08	1,576,043	1,576,193
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	1,050,696	1,050,696
Holmes Financing PLC
5.32%, 07/16/07(d)	1,838,717	1,838,717
JPMorgan Chase & Co.
5.32%-5.45%, 07/27/07-08/02/07(g)	2,889,413	2,889,413
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	788,022	788,001
Kestrel Funding LLC
5.33%, 07/11/07(d)	420,278	420,255
Kommunalkredit Austria AG
5.35%, 01/09/08(d)	630,417	630,417
Leafs LLC
5.35%, 01/22/07-02/20/07(d)	1,094,434	1,094,434
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(d)	1,155,765	1,155,724
Lothian Mortgages Master Issuer PLC
5.32%, 04/24/07(d)	416,080	416,080
Marshall & Ilsley Bank
5.35%, 01/15/08	577,883	577,883
Master Funding LLC
5.38%, 04/25/07-05/25/07(d)	1,901,475	1,901,475
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	1,155,765	1,155,765
Metropolitan Life Global Funding I
5.36%, 02/08/07(d)	1,576,043	1,576,043
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(d)(g)	105,070	105,070
Mound Financing PLC
5.32%, 05/08/07(d)	987,654	987,654
Natexis Banques Populaires
5.35%-5.37%, 02/05/07-01/15/08(d)	3,782,504	3,782,475
National City Bank of Indiana
5.35%, 05/21/07	525,348	525,365
Nationwide Building Society
5.38%-5.49%, 02/08/07-10/26/07(d)	3,467,295	3,467,816
Newcastle Ltd.
5.37%, 04/24/07(d)	370,370	370,337
Northern Rock PLC
5.39%, 08/03/07(d)	1,260,835	1,260,854
Northlake CDO I
5.42%, 09/06/07(d)	315,209	315,209
Pricoa Global Funding I
5.34%, 11/27/07	1,418,439	1,418,439
Principal Life Global Funding I
5.80%, 02/08/07	472,813	473,036

Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	1,523,509	1,523,490
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(d)	1,050,696	1,050,696
Strips III LLC
5.40%, 07/24/07(d)	227,437	227,437
SunTrust Bank
5.32%, 05/01/07	1,050,696	1,050,716
Tango Finance Corp.
5.30%-5.35%, 04/25/07-07/16/07(d)	2,563,697	2,563,567
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(d)	1,733,648	1,733,648
Wachovia Asset Securitization Inc.
5.34%, 01/25/07(d)	1,283,801	1,283,801
Wachovia Bank N.A.
5.36%, 05/22/07	2,101,391	2,101,391
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	788,022	788,306
Wells Fargo & Co.
5.36%, 11/15/07(d)	525,348	525,373
WhistleJacket Capital Ltd.
5.31%-5.35%, 04/18/07-06/13/07(d)	788,022	788,023
White Pine Finance LLC
5.31%-5.32%, 05/22/07-08/20/07(d)	3,152,087	3,151,686
Wind Master Trust
5.34%, 07/25/07(d)	420,278	420,278

		77,567,790

TOTAL SHORT-TERM INVESTMENTS
(Cost: $142,195,397)		142,195,397

TOTAL INVESTMENTS IN SECURITIES—109.48%
(Cost: $2,065,481,315)		1,722,670,368
Other Assets, Less Liabilities—(9.48)%		(149,178,313)

NET ASSETS—100.00%		$1,573,492,055

ADR - American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2006

Security	Shares	Value

COMMON STOCKS—99.80%

ADVERTISING—0.26%
Clear Channel Outdoor Holdings Inc. Class A(a)	7,676	$214,237
Donnelley (R.H.) Corp.	14,303	897,227
Getty Images Inc.(a)	11,009	471,405
Harte-Hanks Inc.	11,870	328,918
Interpublic Group of Companies Inc.(a)	92,597	1,133,387
Lamar Advertising Co.(a)	17,634	1,153,087
Omnicom Group Inc.	36,436	3,809,019

		8,007,280
AEROSPACE & DEFENSE—1.97%
Alliant Techsystems Inc.(a)	7,176	561,091
Armor Holdings Inc.(a)	6,371	349,449
Boeing Co. (The)	171,079	15,198,656
DRS Technologies Inc.	8,369	440,879
General Dynamics Corp.	86,525	6,433,134
Goodrich Corp.	26,365	1,200,926
L-3 Communications Holdings Inc.	26,136	2,137,402
Lockheed Martin Corp.	78,426	7,220,682
Northrop Grumman Corp.	73,465	4,973,580
Raytheon Co.	95,745	5,055,336
Rockwell Collins Inc.	36,703	2,322,933
Spirit AeroSystems Holdings Inc. Class A(a)	12,929	432,734
United Technologies Corp.	216,305	13,523,389

		59,850,191
AGRICULTURE—1.79%
Altria Group Inc.	446,599	38,327,126
Archer-Daniels-Midland Co.	139,853	4,469,702
Loews Corp.-Carolina Group	19,807	1,281,909
Monsanto Co.	115,793	6,082,606
Reynolds American Inc.	36,784	2,408,248
UST Inc.	34,337	1,998,413

		54,568,004
AIRLINES—0.22%
AMR Corp.(a)	45,360	1,371,233
Continental Airlines Inc. Class B(a)	19,060	786,225
Southwest Airlines Co.	172,040	2,635,653
UAL Corp.(a)	23,791	1,046,804
US Airways Group Inc.(a)	12,994	699,727

		6,539,642
APPAREL—0.41%
Coach Inc.(a)	82,394	3,539,646
Hanesbrands Inc.(a)	20,242	478,116
Jones Apparel Group Inc.	23,944	800,448
Liz Claiborne Inc.	22,192	964,464
Nike Inc. Class B	41,442	4,104,001

Polo Ralph Lauren Corp.	13,014	1,010,667
VF Corp.	18,862	1,548,193

		12,445,535
AUTO MANUFACTURERS—0.34%
Ford Motor Co.	386,238	2,900,647
General Motors Corp.	101,034	3,103,764
Oshkosh Truck Corp.	15,557	753,270
PACCAR Inc.	53,411	3,466,374

		10,224,055
AUTO PARTS & EQUIPMENT—0.21%
Autoliv Inc.	17,673	1,065,682
BorgWarner Inc.	12,333	727,894
Goodyear Tire & Rubber Co. (The)(a)	37,451	786,096
Johnson Controls Inc.	41,779	3,589,652
TRW Automotive Holdings Corp.(a)	9,166	237,124

		6,406,448
BANKS—6.48%
Associated Bancorp	28,231	984,697
BancorpSouth Inc.	16,908	453,473
Bank of America Corp.	975,950	52,105,971
Bank of Hawaii Corp.	10,748	579,855
Bank of New York Co. Inc. (The)	163,428	6,434,160
BB&T Corp.	116,764	5,129,443
BOK Financial Corp.	4,588	252,248
City National Corp.	8,902	633,822
Colonial BancGroup Inc. (The)	32,976	848,802
Comerica Inc.	34,779	2,040,832
Commerce Bancorp Inc.	39,154	1,380,962
Commerce Bancshares Inc.	14,861	719,421
Compass Bancshares Inc.	27,729	1,654,035
Cullen/Frost Bankers Inc.	11,636	649,522
East West Bancorp Inc.	12,965	459,220
Fifth Third Bancorp	102,046	4,176,743
First Citizens BancShares Inc. Class A	1,295	262,419
First Horizon National Corp.	26,171	1,093,424
Fulton Financial Corp.	36,688	612,690
Huntington Bancshares Inc.	52,004	1,235,095
Investors Financial Services Corp.	13,910	593,540
KeyCorp	86,632	3,294,615
M&T Bank Corp.	16,281	1,988,887
Marshall & Ilsley Corp.	54,311	2,612,902
Mellon Financial Corp.	88,498	3,730,191
Mercantile Bankshares Corp.	26,167	1,224,354
National City Corp.	127,396	4,657,598
Northern Trust Corp.	46,449	2,818,990
PNC Financial Services Group	63,318	4,688,065
Popular Inc.	58,958	1,058,296
Regions Financial Corp.	156,920	5,868,808
Sky Financial Group Inc.	21,391	610,499
South Financial Group Inc. (The)	15,948	424,057
State Street Corp.	71,038	4,790,803
SunTrust Banks Inc.	77,775	6,568,099
Synovus Financial Corp.	58,279	1,796,742
TCF Financial Corp.	28,167	772,339
TD Banknorth Inc.	21,402	690,857
U.S. Bancorp	380,854	13,783,106
UnionBanCal Corp.	11,543	707,009
Valley National Bancorp	24,682	654,320
Wachovia Corp.	403,603	22,985,191
Webster Financial Corp.	11,916	580,548

Wells Fargo & Co.	718,719	25,557,648
Whitney Holding Corp.	13,806	450,352
Wilmington Trust Corp.	14,559	613,953
Zions Bancorporation	22,683	1,869,987

		197,098,590
BEVERAGES—1.88%
Anheuser-Busch Companies Inc.	165,243	8,129,956
Brown-Forman Corp. Class B	13,271	879,071
Coca-Cola Co. (The)	435,914	21,032,850
Coca-Cola Enterprises Inc.	64,800	1,323,216
Constellation Brands Inc. Class A(a)	42,247	1,226,008
Hansen Natural Corp.(a)	13,015	438,345
Molson Coors Brewing Co. Class B	10,392	794,364
Pepsi Bottling Group Inc.	29,190	902,263
PepsiAmericas Inc.	13,175	276,411
PepsiCo Inc.	353,495	22,111,112

		57,113,596
BIOTECHNOLOGY—1.41%
Amgen Inc.(a)	252,282	17,233,383
Biogen Idec Inc.(a)	73,576	3,619,203
Celgene Corp.(a)	79,808	4,591,354
Charles River Laboratories International Inc.(a)	14,700	635,775
Genentech Inc.(a)	99,775	8,094,746
Genzyme Corp.(a)	55,572	3,422,124
Invitrogen Corp.(a)	10,468	592,384
MedImmune Inc.(a)	53,416	1,729,076
Millennium Pharmaceuticals Inc.(a)	66,971	729,984
Millipore Corp.(a)	11,357	756,376
PDL BioPharma Inc.(a)	24,215	487,690
Vertex Pharmaceuticals Inc.(a)	25,576	957,054

		42,849,149
BUILDING MATERIALS—0.25%
American Standard Companies Inc.	38,287	1,755,459
Eagle Materials Inc.	10,851	469,089
Florida Rock Industries Inc.	10,138	436,441
Lennox International Inc.	12,840	393,032
Martin Marietta Materials Inc.	9,779	1,016,136
Masco Corp.	85,468	2,552,929
USG Corp.(a)	16,388	898,062

		7,521,148
CHEMICALS—1.47%
Air Products & Chemicals Inc.	48,030	3,375,548
Airgas Inc.	14,395	583,285
Albemarle Corp.	8,615	618,557
Ashland Inc.	13,557	937,873
Cabot Corp.	13,465	586,670
Celanese Corp. Class A	16,290	421,585
Chemtura Corp.	51,160	492,671
Cytec Industries Inc.	8,772	495,706
Dow Chemical Co. (The)	206,155	8,233,831
Du Pont (E.I.) de Nemours and Co.	197,380	9,614,380
Eastman Chemical Co.	17,335	1,028,139
Ecolab Inc.	38,468	1,738,754
FMC Corp.	8,469	648,302
Huntsman Corp.(a)	19,192	364,072
International Flavors & Fragrances Inc.	19,348	951,148
Lubrizol Corp.	14,606	732,199
Lyondell Chemical Co.	46,086	1,178,419
Mosaic Co. (The)(a)	31,331	669,230

PPG Industries Inc.	35,308	2,267,127
Praxair Inc.	69,432	4,119,401
Rohm & Haas Co.	34,155	1,746,004
RPM International Inc.	25,109	524,527
Sherwin-Williams Co. (The)	24,042	1,528,590
Sigma-Aldrich Corp.	14,198	1,103,469
Valhi Inc.	1,535	39,879
Valspar Corp. (The)	21,650	598,406
Westlake Chemical Corp.	2,829	88,774

		44,686,546
COAL—0.17%
Arch Coal Inc.	30,536	916,996
CONSOL Energy Inc.	38,922	1,250,564
Foundation Coal Holdings Inc.	9,731	309,057
Massey Energy Co.	17,398	404,156
Peabody Energy Corp.	56,829	2,296,460

		5,177,233
COMMERCIAL SERVICES—1.07%
ADESA Inc.	19,102	530,080
Alliance Data Systems Corp.(a)	17,569	1,097,535
Apollo Group Inc. Class A(a)	29,651	1,155,499
ARAMARK Corp. Class B	25,067	838,491
Avis Budget Group Inc.	21,241	460,717
Block (H & R) Inc.	69,733	1,606,648
Career Education Corp.(a)	20,782	514,978
ChoicePoint Inc.(a)	17,321	682,101
Convergys Corp.(a)	29,595	703,769
Corporate Executive Board Co. (The)	8,686	761,762
Corrections Corp. of America(a)	12,655	572,386
Donnelley (R.R.) & Sons Co.	45,859	1,629,829
Equifax Inc.	27,458	1,114,795
Hertz Global Holdings Inc.(a)	18,806	327,036
Hewitt Associates Inc. Class A(a)	23,828	613,571
Iron Mountain Inc.(a)	24,257	1,002,784
ITT Educational Services Inc.(a)	8,838	586,578
Laureate Education Inc.(a)	9,175	446,180
Manpower Inc.	18,779	1,407,110
McKesson Corp.	64,918	3,291,343
Monster Worldwide Inc.(a)	26,282	1,225,792
Moody’s Corp.	52,010	3,591,811
Pharmaceutical Product Development Inc.	21,463	691,538
Quanta Services Inc.(a)	23,211	456,560
Robert Half International Inc.	31,993	1,187,580
Service Corp. International	62,866	644,376
ServiceMaster Co. (The)	61,700	808,887
United Rentals Inc.(a)	13,903	353,553
Weight Watchers International Inc.	9,971	523,777
Western Union Co.	163,837	3,673,226

		32,500,292
COMPUTERS—3.87%
Affiliated Computer Services Inc. Class A(a)	23,934	1,168,937
Apple Computer Inc.(a)	181,973	15,438,589
Cadence Design Systems Inc.(a)	59,902	1,072,845
Ceridian Corp.(a)	29,646	829,495
Cognizant Technology Solutions Corp.(a)	30,047	2,318,427
Computer Sciences Corp.(a)	36,582	1,952,381
Dell Inc.(a)	493,662	12,385,980
Diebold Inc.	14,315	667,079
DST Systems Inc.(a)	12,103	758,011
Electronic Data Systems Corp.	110,998	3,057,995

EMC Corp.(a)	471,890	6,228,948
FactSet Research Systems Inc.	8,893	502,277
Hewlett-Packard Co.	599,453	24,691,469
International Business Machines Corp.	331,610	32,215,911
Lexmark International Inc. Class A(a)	21,082	1,543,202
NCR Corp.(a)	39,147	1,673,926
Network Appliance Inc.(a)	80,168	3,148,999
Riverbed Technology Inc.(a)	2,158	66,251
SanDisk Corp.(a)	41,635	1,791,554
Sun Microsystems Inc.(a)	747,298	4,050,355
Synopsys Inc.(a)	30,380	812,057
Unisys Corp.(a)	72,808	570,815
Western Digital Corp.(a)	46,899	959,554

		117,905,057
COSMETICS & PERSONAL CARE—1.87%
Alberto-Culver Co.	16,510	354,139
Avon Products Inc.	96,472	3,187,435
Bare Escentuals Inc.(a)	3,924	121,919
Colgate-Palmolive Co.	110,111	7,183,642
Estee Lauder Companies Inc. (The) Class A	26,575	1,084,791
Procter & Gamble Co.	701,796	45,104,429

		57,036,355
DISTRIBUTION & WHOLESALE—0.22%
CDW Corp.	12,406	872,390
Fastenal Co.	26,596	954,264
Genuine Parts Co.	36,739	1,742,531
Grainger (W.W.) Inc.	16,465	1,151,562
Ingram Micro Inc. Class A(a)	29,635	604,850
Pool Corp.	11,293	442,347
Tech Data Corp.(a)	11,775	445,919
WESCO International Inc.(a)	10,260	603,391

		6,817,254
DIVERSIFIED FINANCIAL SERVICES—8.42%
Affiliated Managers Group Inc.(a)	6,791	713,938
American Express Co.	231,531	14,046,986
AmeriCredit Corp.(a)(b)	25,111	632,044
Ameriprise Financial Inc.	46,010	2,507,545
Bear Stearns Companies Inc. (The)	25,792	4,198,422
BlackRock Inc.	4,293	652,107
Capital One Financial Corp.	86,988	6,682,418
CBOT Holdings Inc. Class A(a)	11,257	1,705,098
Chicago Mercantile Exchange Holdings Inc.	7,416	3,780,306
CIT Group Inc.	42,475	2,368,831
Citigroup Inc.	1,063,125	59,216,062
Countrywide Financial Corp.	129,859	5,512,515
E*TRADE Financial Corp.(a)	91,838	2,059,008
Eaton Vance Corp.	24,561	810,759
Edwards (A.G.) Inc.	16,570	1,048,715
Federal Home Loan Mortgage Corp.	148,255	10,066,514
Federal National Mortgage Association	207,612	12,330,077
Federated Investors Inc. Class B	19,281	651,312
First Marblehead Corp. (The)	9,814	536,335
Franklin Resources Inc.	36,635	4,036,078
Goldman Sachs Group Inc. (The)	81,621	16,271,146
IndyMac Bancorp Inc.	15,256	688,961
IntercontinentalExchange Inc.(a)	11,963	1,290,808
Investment Technology Group Inc.(a)	9,045	387,850
Janus Capital Group Inc.	42,860	925,347
Jefferies Group Inc.	25,101	673,209
JPMorgan Chase & Co.	743,135	35,893,420

Legg Mason Inc.	27,479	2,611,879
Lehman Brothers Holdings Inc.	114,745	8,963,879
Merrill Lynch & Co. Inc.	197,105	18,350,475
Morgan Stanley	229,146	18,659,359
Nasdaq Stock Market Inc. (The)(a)	20,241	623,220
Nelnet Inc. Class A(a)	4,176	114,255
Nuveen Investments Inc. Class A	16,880	875,734
NYMEX Holdings Inc.(a)(b)	1,393	172,746
NYSE Group Inc.(a)(b)	33,382	3,244,730
Raymond James Financial Inc.	19,315	585,438
Rowe (T.) Price Group Inc.	57,003	2,495,021
Schwab (Charles) Corp. (The)	223,385	4,320,266
SLM Corp.	87,882	4,286,005
Student Loan Corp. (The)	869	180,144
TD Ameritrade Holding Corp.	65,986	1,067,653

		256,236,615
ELECTRIC—3.42%
AES Corp. (The)(a)	141,069	3,109,161
Allegheny Energy Inc.(a)	35,181	1,615,160
Alliant Energy Corp.	25,447	961,133
Ameren Corp.	44,101	2,369,547
American Electric Power Co. Inc.	84,131	3,582,298
CenterPoint Energy Inc.	66,269	1,098,740
CMS Energy Corp.(a)	47,027	785,351
Consolidated Edison Inc.	52,717	2,534,106
Constellation Energy Group Inc.	38,359	2,641,784
Dominion Resources Inc.	74,480	6,244,403
DPL Inc.	24,421	678,415
DTE Energy Co.	38,152	1,846,938
Duke Energy Corp.	264,337	8,778,632
Dynegy Inc. Class A(a)	81,567	590,545
Edison International	69,825	3,175,641
Energy East Corp.	31,205	773,884
Entergy Corp.	44,393	4,098,362
Exelon Corp.	142,909	8,844,638
FirstEnergy Corp.	70,600	4,257,180
FPL Group Inc.	86,452	4,704,718
Great Plains Energy Inc.	16,956	539,201
Hawaiian Electric Industries Inc.(b)	17,152	465,677
MDU Resources Group Inc.	38,269	981,217
Mirant Corp.(a)	54,733	1,727,921
Northeast Utilities	32,647	919,340
NRG Energy Inc.(a)	27,217	1,524,424
NSTAR	22,627	777,464
OGE Energy Corp.	19,448	777,920
Pepco Holdings Inc.	40,424	1,051,428
PG&E Corp.	74,352	3,519,080
Pinnacle West Capital Corp.	21,459	1,087,757
PPL Corp.	81,535	2,922,214
Progress Energy Inc.	54,200	2,660,136
Public Service Enterprise Group Inc.	53,916	3,578,944
Puget Energy Inc.	24,662	625,428
Reliant Energy Inc.(a)	65,156	925,867
SCANA Corp.	24,505	995,393
Sierra Pacific Resources Corp.(a)	46,982	790,707
Southern Co. (The)	159,062	5,863,025
TECO Energy Inc.	44,310	763,461
TXU Corp.	98,020	5,313,664
Wisconsin Energy Corp.	25,000	1,186,500
WPS Resources Corp.	8,970	484,649
Xcel Energy Inc.	87,137	2,009,379

		104,181,432

ELECTRICAL COMPONENTS & EQUIPMENT—0.39%
American Power Conversion Corp.	36,256	1,109,071
AMETEK Inc.	22,495	716,241
Emerson Electric Co.	175,513	7,738,368
Energizer Holdings Inc.(a)	12,219	867,427
Hubbell Inc. Class B	12,988	587,187
Molex Inc.	29,107	920,654

		11,938,948
ELECTRONICS—0.65%
Agilent Technologies Inc.(a)	91,261	3,180,446
Amphenol Corp. Class A	19,024	1,181,010
Applera Corp.-Applied Biosystems Group	39,844	1,461,876
Arrow Electronics Inc.(a)	25,685	810,362
Avnet Inc.(a)	27,272	696,254
AVX Corp.	10,609	156,907
Dolby Laboratories Inc. Class A(a)	7,478	231,968
Gentex Corp.	31,130	484,383
Jabil Circuit Inc.	38,713	950,404
Mettler Toledo International Inc.(a)	8,635	680,870
National Instruments Corp.	11,954	325,627
PerkinElmer Inc.	26,866	597,231
Sanmina-SCI Corp.(a)	113,075	390,109
Solectron Corp.(a)	189,734	610,943
Symbol Technologies Inc.	53,881	804,982
Tektronix Inc.	17,906	522,318
Thermo Fisher Scientific Inc.(a)	88,187	3,993,989
Thomas & Betts Corp.(a)	13,177	623,009
Trimble Navigation Ltd.(a)	11,535	585,171
Vishay Intertechnology Inc.(a)	35,784	484,515
Waters Corp.(a)	21,905	1,072,688

		19,845,062
ENERGY-ALTERNATE SOURCES—0.02%
Covanta Holding Corp.(a)	24,052	530,106

		530,106
ENGINEERING & CONSTRUCTION—0.12%
Fluor Corp.	18,751	1,531,019
Jacobs Engineering Group Inc.(a)	12,671	1,033,193
KBR Inc(a)	5,924	154,972
Shaw Group Inc. (The)(a)	16,875	565,312
URS Corp.(a)	10,781	461,966

		3,746,462
ENTERTAINMENT—0.19%
DreamWorks Animation SKG Inc. Class A(a)	8,578	252,965
International Game Technology Inc.	72,604	3,354,305
International Speedway Corp. Class A	7,640	389,946
Penn National Gaming Inc.(a)	15,488	644,611
Regal Entertainment Group Class A	13,367	284,984
Scientific Games Corp. Class A(a)	13,976	422,494
Warner Music Group Corp.	19,510	447,754

		5,797,059
ENVIRONMENTAL CONTROL—0.23%
Allied Waste Industries Inc.(a)	52,957	650,842
Nalco Holding Co.(a)	22,701	464,462
Republic Services Inc.	25,187	1,024,355
Stericycle Inc.(a)	9,360	706,680
Waste Management Inc.	116,526	4,284,661

		7,131,000

FOOD—1.47%
Campbell Soup Co.	51,140	1,988,835
ConAgra Foods Inc.	111,357	3,006,639
Corn Products International Inc.	15,708	542,554
Dean Foods Co.(a)	29,035	1,227,600
Del Monte Foods Co.	42,233	465,830
General Mills Inc.	76,161	4,386,874
Heinz (H.J.) Co.	71,629	3,224,021
Hershey Co. (The)	37,534	1,869,193
Hormel Foods Corp.	15,601	582,541
Kellogg Co.	53,021	2,654,231
Kraft Foods Inc.	45,352	1,619,066
Kroger Co.	154,511	3,564,569
McCormick & Co. Inc. NVS	28,634	1,104,127
Safeway Inc.	96,370	3,330,547
Sara Lee Corp.	162,875	2,773,761
Smithfield Foods Inc.(a)	21,147	542,632
Smucker (J.M.) Co. (The)	12,214	592,013
SUPERVALU Inc.	43,406	1,551,764
Sysco Corp.	132,804	4,881,875
Tyson Foods Inc. Class A	46,997	773,101
Whole Foods Market Inc.	30,053	1,410,387
Wrigley (William Jr.) Co.	50,239	2,598,361

		44,690,521
FOREST PRODUCTS & PAPER—0.41%
International Paper Co.	97,666	3,330,411
Louisiana-Pacific Corp.	22,707	488,882
MeadWestvaco Corp.	38,303	1,151,388
Plum Creek Timber Co. Inc.	39,283	1,565,428
Rayonier Inc.	16,078	660,002
Smurfit-Stone Container Corp.(a)	54,083	571,116
Temple-Inland Inc.	23,319	1,073,374
Weyerhaeuser Co.	52,719	3,724,597

		12,565,198
GAS—0.32%
AGL Resources Inc.	16,515	642,599
Atmos Energy Corp.	17,161	547,608
Energen Corp.	15,514	728,227
KeySpan Corp.	37,117	1,528,478
NiSource Inc.	57,912	1,395,679
Sempra Energy	55,622	3,117,057
Southern Union Co.	22,872	639,272
UGI Corp.	22,420	611,618
Vectren Corp.	16,324	461,643

		9,672,181
HAND & MACHINE TOOLS—0.12%
Black & Decker Corp.	14,679	1,173,880
Kennametal Inc.	8,264	486,336
Lincoln Electric Holdings Inc.	9,059	547,345
Snap-On Inc.	12,186	580,541
Stanley Works (The)	17,191	864,535

		3,652,637
HEALTH CARE-PRODUCTS—3.23%
Advanced Medical Optics Inc.(a)	12,697	446,934
Bard (C.R.) Inc.	22,226	1,844,091
Bausch & Lomb Inc.	11,434	595,254
Baxter International Inc.	140,066	6,497,662
Beckman Coulter Inc.	13,381	800,184

Becton, Dickinson & Co.	52,962	3,715,284
Biomet Inc.	52,903	2,183,307
Boston Scientific Corp.(a)	265,100	4,554,418
Cooper Companies Inc.	9,432	419,724
Cytyc Corp.(a)	24,210	685,143
Dade Behring Holdings Inc.	18,669	743,213
DENTSPLY International Inc.	33,612	1,003,318
Edwards Lifesciences Corp.(a)	12,461	586,165
Gen-Probe Inc.(a)	10,906	571,147
Henry Schein Inc.(a)	18,660	913,967
Hillenbrand Industries Inc.	13,182	750,451
IDEXX Laboratories Inc.(a)	6,859	543,919
Intuitive Surgical Inc.(a)	7,708	739,197
Johnson & Johnson	633,273	41,808,683
Kinetic Concepts Inc.(a)	9,246	365,679
Medtronic Inc.	258,269	13,819,974
Patterson Companies Inc.(a)	29,479	1,046,799
ResMed Inc.(a)	16,068	790,867
Respironics Inc.(a)	15,595	588,711
St. Jude Medical Inc.(a)	77,335	2,827,368
Stryker Corp.	64,115	3,533,378
TECHNE Corp.(a)	8,203	454,856
Varian Medical Systems Inc.(a)	27,954	1,329,772
Zimmer Holdings Inc.(a)	53,256	4,174,205

		98,333,670
HEALTH CARE-SERVICES—1.61%
Aetna Inc.	111,768	4,826,142
Brookdale Senior Living Inc.	3,995	191,760
Community Health Systems Inc.(a)	20,930	764,364
Covance Inc.(a)	10,150	597,936
Coventry Health Care Inc.(a)	34,082	1,705,804
DaVita Inc.(a)	22,317	1,269,391
Health Management Associates Inc. Class A	50,956	1,075,681
Health Net Inc.(a)	24,460	1,190,224
Humana Inc.(a)	34,992	1,935,408
Laboratory Corp. of America Holdings(a)	26,625	1,956,139
LifePoint Hospitals Inc.(a)	12,351	416,229
Lincare Holdings Inc.(a)	20,252	806,840
Manor Care Inc.	15,739	738,474
Pediatrix Medical Group Inc.(a)	10,297	503,523
Quest Diagnostics Inc.	33,771	1,789,863
Sierra Health Services Inc.(a)	11,887	428,407
Tenet Healthcare Corp.(a)	99,966	696,763
Triad Hospitals Inc.(a)	18,748	784,229
UnitedHealth Group Inc.	288,214	15,485,738
Universal Health Services Inc. Class B	9,777	541,939
Wellcare Health Plans Inc.(a)	6,871	473,412
WellPoint Inc.(a)	136,426	10,735,362

		48,913,628
HOLDING COMPANIES-DIVERSIFIED—0.04%
Leucadia National Corp.	34,584	975,269
Walter Industries Inc.	9,057	244,992

		1,220,261
HOME BUILDERS—0.35%
Beazer Homes USA Inc.	8,525	400,760
Centex Corp.	26,128	1,470,223
Horton (D.R.) Inc.	67,357	1,784,287
KB Home	17,077	875,709
Lennar Corp. Class A	29,331	1,538,704
M.D.C. Holdings Inc.	7,394	421,828

NVR Inc.(a)	995	641,775
Pulte Homes Inc.	45,167	1,495,931
Ryland Group Inc.	9,278	506,764
Standard-Pacific Corp.	14,039	376,105
Thor Industries Inc.	7,398	325,438
Toll Brothers Inc.(a)	27,375	882,296

		10,719,820
HOME FURNISHINGS—0.09%
Harman International Industries Inc.	14,418	1,440,502
Whirlpool Corp.	15,650	1,299,263

		2,739,765
HOUSEHOLD PRODUCTS & WARES—0.47%
Avery Dennison Corp.	20,093	1,364,917
Church & Dwight Co. Inc.	13,815	589,210
Clorox Co. (The)	32,184	2,064,604
Fortune Brands Inc.	31,215	2,665,449
Jarden Corp.(a)	11,130	387,213
Kimberly-Clark Corp.	98,504	6,693,347
Scotts Miracle-Gro Co. (The) Class A	9,792	505,757

		14,270,497
HOUSEWARES—0.07%
Newell Rubbermaid Inc.	58,820	1,702,839
Toro Co. (The)	9,203	429,136

		2,131,975
INSURANCE—4.53%
AFLAC Inc.	107,010	4,922,460
Alleghany Corp.(a)	1,024	372,326
Allstate Corp. (The)	135,899	8,848,384
Ambac Financial Group Inc.	22,624	2,015,120
American Financial Group Inc.	18,211	653,957
American International Group Inc.	471,107	33,759,528
American National Insurance Co.	2,957	337,423
Aon Corp.	68,609	2,424,642
Assurant Inc.	27,735	1,532,359
Berkley (W.R.) Corp.	34,335	1,184,901
Brown & Brown Inc.	23,878	673,598
Chubb Corp.	88,691	4,692,641
CIGNA Corp.	22,014	2,896,382
Cincinnati Financial Corp.	33,552	1,520,241
CNA Financial Corp.(a)	4,940	199,181
Conseco Inc.(a)	32,027	639,899
Erie Indemnity Co. Class A	10,575	613,138
Fidelity National Financial Inc.	45,495	1,086,421
First American Corp.	18,194	740,132
Gallagher (Arthur J.) & Co.	20,508	606,011
Genworth Financial Inc. Class A	97,653	3,340,709
Hanover Insurance Group Inc. (The)	10,642	519,330
Hartford Financial Services Group Inc. (The)	64,779	6,044,528
HCC Insurance Holdings Inc.	23,556	755,912
Lincoln National Corp.	60,212	3,998,077
Loews Corp.	94,755	3,929,490
Markel Corp.(a)	2,068	992,847
Marsh & McLennan Companies Inc.	117,678	3,608,007
MBIA Inc.	28,635	2,092,073
Mercury General Corp.	5,654	298,135
MetLife Inc.	99,172	5,852,140
MGIC Investment Corp.	17,918	1,120,592
Nationwide Financial Services Inc.	10,415	564,493
Old Republic International Corp.	48,657	1,132,735

Philadelphia Consolidated Holding Corp.(a)	11,623	517,921
PMI Group Inc. (The)	17,204	811,513
Principal Financial Group Inc.	59,316	3,481,849
Progressive Corp. (The)	167,133	4,047,961
Protective Life Corp.	14,765	701,337
Prudential Financial Inc.	105,419	9,051,275
Radian Group Inc.	17,520	944,503
Reinsurance Group of America Inc.	6,112	340,438
SAFECO Corp.	25,292	1,582,015
St. Paul Travelers Companies Inc.	148,904	7,994,656
StanCorp Financial Group Inc.	11,434	515,102
Torchmark Corp.	21,279	1,356,749
Transatlantic Holdings Inc.	5,750	357,075
Unitrin Inc.	10,000	501,100
UnumProvident Corp.	72,963	1,516,171
Wesco Financial Corp.	307	141,220

		137,828,697
INTERNET—1.79%
Akamai Technologies Inc.(a)(b)	32,952	1,750,410
Amazon.com Inc.(a)	66,836	2,637,349
CheckFree Corp.(a)	17,605	707,017
eBay Inc.(a)	252,425	7,590,420
Emdeon Corp.(a)	58,105	719,921
Expedia Inc.(a)	46,383	973,115
F5 Networks Inc.(a)	8,573	636,202
Google Inc. Class A(a)	44,674	20,571,484
IAC/InterActiveCorp(a)	37,175	1,381,423
Liberty Media Holding Corp.-Liberty Interactive Group Series A(a)	141,152	3,044,649
McAfee Inc.(a)	33,802	959,301
NutriSystem Inc.(a)	6,673	423,001
Symantec Corp.(a)	201,073	4,192,372
VeriSign Inc.(a)	51,965	1,249,758
WebMD Health Corp. Class A(a)(b)	1,470	58,829
Yahoo! Inc.(a)	301,854	7,709,351

		54,604,602
INVESTMENT COMPANIES—0.08%
Allied Capital Corp.(b)	29,555	965,857
American Capital Strategies Ltd.	30,268	1,400,198

		2,366,055
IRON & STEEL—0.30%
Allegheny Technologies Inc.	21,580	1,956,874
Carpenter Technology Corp.	5,349	548,379
Nucor Corp.	66,913	3,657,465
Reliance Steel & Aluminum Co.	13,904	547,540
Steel Dynamics Inc.	19,915	646,242
United States Steel Corp.	26,219	1,917,658

		9,274,158
LEISURE TIME—0.18%
Brunswick Corp.	20,145	642,625
Harley-Davidson Inc.	57,480	4,050,616
Sabre Holdings Corp.	28,035	894,036

		5,587,277
LODGING—0.68%
Boyd Gaming Corp.	9,196	416,671
Choice Hotels International Inc.	7,130	300,173
Harrah’s Entertainment Inc.	39,491	3,266,696
Hilton Hotels Corp.	82,515	2,879,773

Las Vegas Sands Corp.(a)	29,911	2,676,436
Marriott International Inc. Class A	73,001	3,483,608
MGM Mirage(a)	25,420	1,457,837
Starwood Hotels & Resorts Worldwide Inc.	46,613	2,913,312
Station Casinos Inc.	10,164	830,094
Wyndham Worldwide Corp.(a)	42,484	1,360,338
Wynn Resorts Ltd.	10,492	984,674

		20,569,612
MACHINERY—0.78%
AGCO Corp.(a)	19,295	596,987
Caterpillar Inc.	143,185	8,781,536
Cummins Inc.	10,016	1,183,691
Deere & Co.	50,164	4,769,091
Flowserve Corp.(a)	12,041	607,709
Gardner Denver Inc.(a)	11,124	415,036
Graco Inc.	14,706	582,652
IDEX Corp.	11,415	541,185
Joy Global Inc.	26,279	1,270,327
Manitowoc Co. Inc. (The)	13,141	780,970
Rockwell Automation Inc.	38,004	2,321,284
Terex Corp.(a)	21,602	1,395,057
Zebra Technologies Corp. Class A(a)	15,016	522,407

		23,767,932
MANUFACTURING—4.37%
Brink’s Co. (The)	10,254	655,436
Carlisle Companies Inc.	6,592	517,472
Crane Co.	11,307	414,288
Danaher Corp.	50,697	3,672,491
Donaldson Co. Inc.	15,644	543,003
Dover Corp.	43,669	2,140,654
Eastman Kodak Co.(b)	60,981	1,573,310
Eaton Corp.	32,379	2,432,958
General Electric Co.	2,223,636	82,741,496
Harsco Corp.	8,974	682,921
Honeywell International Inc.	177,058	8,010,104
Illinois Tool Works Inc.	107,088	4,946,395
ITT Industries Inc.	39,650	2,252,913
Leggett & Platt Inc.	38,669	924,189
Pall Corp.	26,689	922,105
Parker Hannifin Corp.	25,613	1,969,127
Pentair Inc.	21,655	679,967
Roper Industries Inc.	18,514	930,143
SPX Corp.	12,696	776,487
Teleflex Inc.	8,489	548,050
Textron Inc.	27,861	2,612,526
3M Co.	161,334	12,572,759
Trinity Industries Inc.	16,814	591,853

		133,110,647
MEDIA—3.55%
Cablevision Systems Corp.	45,995	1,309,938
CBS Corp. Class B	143,894	4,486,615
Clear Channel Communications Inc.	107,613	3,824,566
Comcast Corp. Class A(a)	416,765	17,641,662
CTC Media Inc.(a)	5,411	129,918
DIRECTV Group Inc. (The)(a)	172,041	4,290,703
Discovery Holding Co. Class A(a)	59,518	957,645
Dow Jones & Co. Inc.	12,527	476,026
EchoStar Communications Corp.(a)	43,731	1,663,090
Gannett Co. Inc.	50,841	3,073,847
Hearst-Argyle Television Inc.	5,685	144,967

Idearc Inc.(a)	31,107	891,216
Liberty Global Inc. Class A(a)	85,653	2,496,785
Liberty Media Holding Corp.-Liberty Capital Group Series A(a)	30,015	2,940,870
McClatchy Co. (The) Class A	11,629	503,536
McGraw-Hill Companies Inc. (The)	76,798	5,223,800
Meredith Corp.	6,777	381,884
New York Times Co. Class A(b)	28,233	687,756
News Corp. Class A	492,780	10,584,914
Scripps (E.W.) Co. Class A	17,979	897,871
Sirius Satellite Radio Inc.(a)(b)	298,253	1,055,816
Time Warner Inc.	852,666	18,571,065
Tribune Co.	38,839	1,195,464
Univision Communications Inc. Class A(a)	46,379	1,642,744
Viacom Inc. Class B(a)	136,191	5,587,917
Walt Disney Co. (The)	441,998	15,147,271
Washington Post Co. (The) Class B	1,133	844,765
Wiley (John) & Sons Inc. Class A	9,354	359,848
XM Satellite Radio Holdings Inc. Class A(a)	61,733	892,042

		107,904,541
METAL FABRICATE & HARDWARE—0.11%
Commercial Metals Co.	25,614	660,841
Precision Castparts Corp.	28,750	2,250,550
Timken Co. (The)	17,723	517,157

		3,428,548
MINING—0.64%
Alcoa Inc.	186,692	5,602,627
Freeport-McMoRan Copper & Gold Inc.	40,303	2,246,086
Newmont Mining Corp.	89,469	4,039,525
Phelps Dodge Corp.	43,658	5,226,736
Southern Copper Corp.(b)	2,717	146,419
Titanium Metals Corp.(a)	16,827	496,565
Vulcan Materials Co.	20,305	1,824,810

		19,582,768
OFFICE & BUSINESS EQUIPMENT—0.19%
Pitney Bowes Inc.	47,548	2,196,242
Xerox Corp.(a)	206,120	3,493,734

		5,689,976
OFFICE FURNISHINGS—0.03%
HNI Corp.	10,414	462,486
Steelcase Inc. Class A	16,312	296,226

		758,712
OIL & GAS—7.67%
Anadarko Petroleum Corp.	98,371	4,281,106
Apache Corp.	70,741	4,704,984
Cabot Oil & Gas Corp.	10,396	630,517
Cheniere Energy Inc.(a)(b)	11,557	333,651
Chesapeake Energy Corp.	80,157	2,328,561
Chevron Corp.	474,075	34,858,735
Cimarex Energy Co.	17,574	641,451
CNX Gas Corp.(a)	6,090	155,295
ConocoPhillips	353,077	25,403,890
Denbury Resources Inc.(a)	25,252	701,753
Devon Energy Corp.	94,110	6,312,899
Diamond Offshore Drilling Inc.	12,476	997,331
ENSCO International Inc.	32,706	1,637,262
EOG Resources Inc.	51,935	3,243,341
Exxon Mobil Corp.	1,293,806	99,144,354

Forest Oil Corp.(a)	11,574	378,238
Frontier Oil Corp.	24,105	692,778
Helmerich & Payne Inc.	22,358	547,100
Hess Corp.	51,824	2,568,916
Holly Corp.	10,162	522,327
Marathon Oil Corp.	77,496	7,168,380
Murphy Oil Corp.	40,167	2,042,492
Newfield Exploration Co.(a)	27,468	1,262,155
Noble Energy Inc.	37,777	1,853,717
Occidental Petroleum Corp.	183,574	8,963,918
Patterson-UTI Energy Inc.	34,396	799,019
Pioneer Natural Resources Co.	26,468	1,050,515
Plains Exploration & Production Co.(a)	16,735	795,415
Pogo Producing Co.	12,145	588,304
Pride International Inc.(a)	34,525	1,036,095
Quicksilver Resources Inc.(a)	13,215	483,537
Range Resources Corp.	29,267	803,672
Rowan Companies Inc.	23,242	771,634
Southwestern Energy Co.(a)	35,575	1,246,904
St. Mary Land & Exploration Co.	12,220	450,185
Sunoco Inc.	26,487	1,651,729
Tesoro Corp.	14,695	966,490
TODCO(a)	12,301	420,325
Unit Corp.(a)	9,964	482,756
Valero Energy Corp.	131,637	6,734,549
W&T Offshore Inc.	4,519	138,824
XTO Energy Inc.	78,211	3,679,828

		233,474,932
OIL & GAS SERVICES—0.82%
Baker Hughes Inc.	68,687	5,128,171
BJ Services Co.	63,806	1,870,792
Cameron International Cor.(a)(b)	24,511	1,300,309
Dresser-Rand Group Inc(a)	6,782	165,956
FMC Technologies Inc.(a)	14,603	899,983
Global Industries Ltd.(a)	18,563	242,062
Grant Prideco Inc.(a)	27,823	1,106,521
Halliburton Co.	221,153	6,866,801
Helix Energy Solutions Group Inc.(a)	19,472	610,837
National Oilwell Varco Inc.(a)	37,539	2,296,636
Oceaneering International Inc.(a)	11,559	458,892
SEACOR Holdings Inc.(a)	4,816	477,458
Smith International Inc.	45,485	1,868,069
Superior Energy Services Inc.(a)	17,081	558,207
Tetra Technologies Inc.(a)	15,203	388,893
Tidewater Inc.	12,850	621,426

		24,861,013
PACKAGING & CONTAINERS—0.21%
Ball Corp.	22,245	969,882
Bemis Co. Inc.	22,284	757,210
Crown Holdings Inc.(a)	35,604	744,836
Owens-Illinois Inc.(a)	32,587	601,230
Packaging Corp. of America	17,168	379,413
Pactiv Corp.(a)	28,740	1,025,731
Sealed Air Corp.	17,284	1,122,077
Sonoco Products Co.	20,869	794,274

		6,394,653
PHARMACEUTICALS—5.38%
Abbott Laboratories	326,545	15,906,007
Abraxis BioScience Inc.(a)	5,386	147,253
Allergan Inc.	31,967	3,827,729

AmerisourceBergen Corp.	44,635	2,006,790
Amylin Pharmaceuticals Inc.(a)	24,100	869,287
Barr Pharmaceuticals Inc.(a)	22,700	1,137,724
Bristol-Myers Squibb Co.	421,303	11,088,695
Cardinal Health Inc.	89,536	5,768,804
Caremark Rx Inc.	94,792	5,413,571
Cephalon Inc.(a)	12,973	913,429
Endo Pharmaceuticals Holdings Inc.(a)	28,072	774,226
Express Scripts Inc.(a)	24,556	1,758,210
Forest Laboratories Inc.(a)	69,814	3,532,588
Gilead Sciences Inc.(a)	97,367	6,322,039
Hospira Inc.(a)	33,130	1,112,505
ImClone Systems Inc.(a)	14,706	393,533
King Pharmaceuticals Inc.(a)	51,401	818,304
Lilly (Eli) & Co.	210,421	10,962,934
Medco Health Solutions Inc.(a)	64,418	3,442,498
Merck & Co. Inc.	466,891	20,356,448
Mylan Laboratories Inc.	44,697	892,152
Omnicare Inc.	25,883	999,860
Pfizer Inc.	1,567,124	40,588,512
Schering-Plough Corp.	316,953	7,492,769
Sepracor Inc.(a)	23,129	1,424,284
VCA Antech Inc.(a)	17,713	570,181
Watson Pharmaceuticals Inc.(a)	21,837	568,417
Wyeth	287,987	14,664,298

		163,753,047
PIPELINES—0.40%
El Paso Corp.	149,865	2,289,937
Equitable Resources Inc.	25,687	1,072,432
Kinder Morgan Inc.	22,733	2,404,015
National Fuel Gas Co.	17,660	680,616
ONEOK Inc.	23,807	1,026,558
Questar Corp.	18,145	1,506,942
Williams Companies Inc.	127,213	3,322,804

		12,303,304
REAL ESTATE—0.17%
CB Richard Ellis Group Inc. Class A(a)	39,946	1,326,207
Forest City Enterprises Inc. Class A	14,917	871,153
Jones Lang LaSalle Inc.	7,775	716,622
Realogy Corp.(a)	46,365	1,405,787
St. Joe Co. (The)(b)	15,830	848,013

		5,167,782
REAL ESTATE INVESTMENT TRUSTS—2.06%
AMB Property Corp.	18,984	1,112,652
Annaly Capital Management Inc.	42,429	590,187
Apartment Investment & Management Co. Class A	20,649	1,156,757
Archstone-Smith Trust	45,973	2,676,088
AvalonBay Communities Inc.	15,973	2,077,289
Boston Properties Inc.	24,389	2,728,641
Brandywine Realty Trust	19,461	647,078
BRE Properties Inc. Class A	10,827	703,972
Camden Property Trust	11,992	885,609
CapitalSource Inc.	19,840	541,830
CBL & Associates Properties Inc.	13,723	594,892
Colonial Properties Trust	9,784	458,674
Developers Diversified Realty Corp.	23,432	1,475,044
Douglas Emmett Inc.	16,179	430,200
Duke Realty Corp.	28,678	1,172,930
Equity Office Properties Trust	78,352	3,774,216

Equity Residential	62,361	3,164,821
Essex Property Trust Inc.	4,898	633,066
Federal Realty Investment Trust	11,322	962,370
General Growth Properties Inc.	37,085	1,936,950
Global Signal Inc.	3,472	182,870
Health Care Property Investors Inc.	42,693	1,571,956
Health Care REIT Inc.	13,125	564,637
Hospitality Properties Trust	15,355	729,823
Host Hotels & Resorts Inc.	110,923	2,723,160
HRPT Properties Trust	44,624	551,106
iStar Financial Inc.	27,197	1,300,561
Kilroy Realty Corp.	7,028	548,184
Kimco Realty Corp.	47,401	2,130,675
Liberty Property Trust(b)	18,915	929,483
Macerich Co. (The)	15,308	1,325,214
Mack-Cali Realty Corp.	13,149	670,599
New Century Financial Corp.	9,765	308,476
New Plan Excel Realty Trust Inc.	22,219	610,578
ProLogis	52,335	3,180,398
Public Storage Inc.	26,065	2,541,338
Reckson Associates Realty Corp.	17,751	809,446
Regency Centers Corp.	14,699	1,149,021
Simon Property Group Inc.	47,257	4,786,662
SL Green Realty Corp.	9,736	1,292,746
Taubman Centers Inc.	11,246	571,972
Thornburg Mortgage Inc.	23,751	596,863
United Dominion Realty Trust Inc.	28,507	906,238
Ventas Inc.	22,014	931,632
Vornado Realty Trust	26,108	3,172,122
Weingarten Realty Investors	17,460	805,081

		62,614,107
RETAIL—5.71%
Abercrombie & Fitch Co. Class A	18,928	1,317,957
Advance Auto Parts Inc.	22,892	814,040
American Eagle Outfitters Inc.	36,944	1,153,022
AnnTaylor Stores Corp.(a)	15,552	510,728
AutoNation Inc.(a)	33,452	713,197
AutoZone Inc.(a)	10,912	1,260,991
Barnes & Noble Inc.	11,024	437,763
Bed Bath & Beyond Inc.(a)	60,447	2,303,031
Best Buy Co. Inc.	85,664	4,213,812
BJ’s Wholesale Club Inc.(a)	14,370	447,051
Brinker International Inc.	26,855	809,947
Burger King Holdings Inc.(a)	5,229	110,332
CarMax Inc.(a)	22,412	1,201,956
Cheesecake Factory Inc. (The)(a)	16,845	414,387
Chico’s FAS Inc.(a)	38,033	786,903
Circuit City Stores Inc.	37,669	714,958
Claire’s Stores Inc.	20,838	690,571
Coldwater Creek Inc.(a)	12,691	311,183
Copart Inc.(a)	15,019	450,570
Costco Wholesale Corp.	100,714	5,324,749
CVS Corp.	175,703	5,430,980
Darden Restaurants Inc.	32,002	1,285,520
Dick’s Sporting Goods Inc.(a)	7,692	376,831
Dillard’s Inc. Class A	13,219	462,268
Dollar General Corp.	66,880	1,074,093
Dollar Tree Stores Inc.(a)	22,495	677,100
Family Dollar Stores Inc.	32,809	962,288
Federated Department Stores Inc.	118,127	4,504,183
Foot Locker Inc.	32,937	722,308
GameStop Corp. Class A(a)	14,299	788,018

Gap Inc. (The)	115,525	2,252,738
Home Depot Inc.	453,089	18,196,054
Kohl’s Corp.(a)	70,019	4,791,400
Limited Brands Inc.	72,583	2,100,552
Lowe’s Companies Inc.	332,468	10,356,378
McDonald’s Corp.	262,687	11,644,915
MSC Industrial Direct Co. Inc. Class A	8,064	315,706
Nordstrom Inc.	50,763	2,504,646
Office Depot Inc.(a)	61,735	2,356,425
OfficeMax Inc.	15,120	750,708
O’Reilly Automotive Inc.(a)	24,213	776,269
OSI Restaurant Partners Inc.	13,968	547,546
Panera Bread Co. Class A(a)	6,394	357,489
Penney (J.C.) Co. Inc.	50,120	3,877,283
PetSmart Inc.	29,577	853,592
RadioShack Corp.	28,804	483,331
Rite Aid Corp.(a)	112,217	610,460
Ross Stores Inc.	30,627	897,371
Saks Inc.	29,068	517,992
Sally Beauty Co. Inc.(a)	16,510	128,778
Sears Holdings Corp.(a)	18,232	3,061,700
Staples Inc.	155,694	4,157,030
Starbucks Corp.(a)	164,486	5,826,094
Target Corp.	185,831	10,601,659
Tiffany & Co.	30,327	1,190,031
Tim Hortons Inc.	40,716	1,179,135
TJX Companies Inc.	98,081	2,797,270
Tractor Supply Co.(a)	7,580	338,902
United Auto Group Inc.	11,566	272,611
Urban Outfitters Inc.(a)	24,302	559,675
Walgreen Co.	215,954	9,910,129
Wal-Mart Stores Inc.	525,944	24,288,094
Wendy’s International Inc.	24,830	821,625
Williams-Sonoma Inc.	20,356	639,993
Yum! Brands Inc.	58,125	3,417,750

		173,652,068
SAVINGS & LOANS—0.52%
Astoria Financial Corp.	19,546	589,507
Capitol Federal Financial	4,641	178,307
Hudson City Bancorp Inc.	123,247	1,710,668
New York Community Bancorp Inc.	62,627	1,008,295
People’s Bank	12,222	545,346
Sovereign Bancorp Inc.	83,639	2,123,594
Washington Federal Inc.	18,656	438,976
Washington Mutual Inc.	205,416	9,344,374

		15,939,067
SEMICONDUCTORS—2.54%
Advanced Micro Devices Inc.(a)	117,631	2,393,791
Agere Systems Inc.(a)	36,099	692,018
Altera Corp.(a)	76,302	1,501,623
Analog Devices Inc.	73,446	2,414,170
Applied Materials Inc.	296,215	5,465,167
Atmel Corp.(a)	91,040	550,792
Broadcom Corp. Class A(a)	97,420	3,147,640
Cree Inc.(a)	16,179	280,220
Cypress Semiconductor Corp.(a)(b)	29,808	502,861
Fairchild Semiconductor International Inc. Class A(a)	25,671	431,530
Integrated Device Technology Inc.(a)	42,427	656,770
Intel Corp.	1,244,268	25,196,427
International Rectifier Corp.(a)	15,236	587,043

Intersil Corp. Class A	30,088	719,705
KLA-Tencor Corp.	42,315	2,105,171
Lam Research Corp.(a)	30,234	1,530,445
Linear Technology Corp.	64,603	1,958,763
LSI Logic Corp.(a)	84,406	759,654
Maxim Integrated Products Inc.	68,855	2,108,340
MEMC Electronic Materials Inc.(a)	31,237	1,222,616
Microchip Technology Inc.	45,675	1,493,573
Micron Technology Inc.(a)	155,828	2,175,359
National Semiconductor Corp.	71,505	1,623,164
Novellus Systems Inc.(a)	27,044	930,854
NVIDIA Corp.(a)	75,791	2,805,025
PMC-Sierra Inc.(a)	43,897	294,549
QLogic Corp.(a)	34,323	752,360
Rambus Inc.(a)	18,670	353,423
Silicon Laboratories Inc.(a)	10,768	373,111
Spansion Inc. Class A(a)	9,272	137,782
Teradyne Inc.(a)	42,120	630,115
Texas Instruments Inc.	333,759	9,612,259
Xilinx Inc.	73,864	1,758,702

		77,165,022
SOFTWARE—3.89%
Activision Inc.(a)	58,746	1,012,781
Acxiom Corp.	16,950	434,768
Adobe Systems Inc.(a)	128,007	5,263,648
Autodesk Inc.(a)	49,719	2,011,631
Automatic Data Processing Inc.	123,307	6,072,870
BEA Systems Inc.(a)	82,853	1,042,291
BMC Software Inc.(a)	45,197	1,455,343
CA Inc.	88,931	2,014,287
Cerner Corp.(a)	13,726	624,533
Citrix Systems Inc.(a)	38,623	1,044,752
Compuware Corp.(a)	76,540	637,578
Dun & Bradstreet Corp.(a)	13,408	1,110,048
Electronic Arts Inc.(a)	65,077	3,277,278
Fair Isaac Corp.	14,028	570,238
Fidelity National Information Services Inc.	40,208	1,611,939
First Data Corp.	163,735	4,178,517
Fiserv Inc.(a)	37,901	1,986,770
Global Payments Inc.	14,335	663,711
IMS Health Inc.	43,210	1,187,411
Intuit Inc.(a)	74,506	2,273,178
MasterCard Inc. Class A	13,237	1,303,712
Microsoft Corp.	1,897,987	56,673,892
MoneyGram International Inc.	17,909	561,626
NAVTEQ Corp.(a)(b)	19,685	688,384
Novell Inc.(a)	71,939	446,022
Oracle Corp.(a)	850,350	14,574,999
Paychex Inc.	72,029	2,848,027
Red Hat Inc.(a)	39,123	899,829
Salesforce.com Inc.(a)	17,761	647,388
SEI Investments Co.	13,297	791,969
Total System Services Inc.	7,979	210,566
VeriFone Holdings Inc.(a)	8,392	297,077

		118,417,063
TELECOMMUNICATIONS—6.03%
ADC Telecommunications Inc.(a)	25,002	363,279
Alltel Corp.	83,239	5,034,295
American Tower Corp. Class A(a)	89,845	3,349,422
AT&T Inc.	831,601	29,729,736
Avaya Inc.(a)	97,990	1,369,900

BellSouth Corp.	386,977	18,230,486
CenturyTel Inc.	24,698	1,078,315
Ciena Corp.(a)	17,662	489,414
Cisco Systems Inc.(a)	1,305,648	35,683,360
Citizens Communications Co.	69,020	991,817
Comverse Technology Inc.(a)	42,927	906,189
Corning Inc.(a)	333,101	6,232,320
Crown Castle International Corp.(a)	42,964	1,387,737
Embarq Corp.	31,603	1,661,054
Harris Corp.	28,503	1,307,148
JDS Uniphase Corp.(a)	43,306	721,478
Juniper Networks Inc.(a)	121,290	2,297,233
Leap Wireless International Inc(a)	10,330	614,325
Level 3 Communications Inc.(a)	249,784	1,398,790
Motorola Inc.	528,611	10,868,242
NeuStar Inc. Class A(a)	13,169	427,202
NII Holdings Inc. Class B(a)	29,605	1,907,746
NTL Inc.	61,713	1,557,636
QUALCOMM Inc.	358,655	13,553,572
Qwest Communications International Inc.(a)	338,376	2,832,207
SBA Communications Corp.(a)	21,731	597,603
Sprint Nextel Corp.	620,301	11,717,486
TeleCorp PCS Inc. Escrow(c)	2,336	0
Telephone & Data Systems Inc.	23,207	1,260,836
Tellabs Inc.(a)	95,165	976,393
United States Cellular Corp.(a)	3,406	237,024
Verizon Communications Inc.	624,032	23,238,952
Windstream Corp.	94,319	1,341,216

		183,362,413
TEXTILES—0.07%
Cintas Corp.	30,225	1,200,235
Mohawk Industries Inc.(a)	11,329	848,089

		2,048,324
TOYS, GAMES & HOBBIES—0.09%
Hasbro Inc.	34,340	935,765
Mattel Inc.	82,829	1,876,905

		2,812,670
TRANSPORTATION—1.47%
Alexander & Baldwin Inc.	9,352	414,668
Burlington Northern Santa Fe Corp.	78,081	5,763,159
C.H. Robinson Worldwide Inc.	37,295	1,524,993
Con-way Inc.	10,288	453,084
CSX Corp.	95,154	3,276,152
Expeditors International Washington Inc.	45,985	1,862,393
FedEx Corp.	65,270	7,089,627
Hunt (J.B.) Transport Services Inc.	22,248	462,091
Kansas City Southern Industries Inc.(a)	16,029	464,520
Kirby Corp.(a)	11,224	383,075
Laidlaw International Inc.	17,604	535,690
Landstar System Inc.	12,466	475,952
Norfolk Southern Corp.	88,608	4,456,096
Overseas Shipholding Group Inc.	6,337	356,773
Ryder System Inc.	13,013	664,444
Swift Transportation Co. Inc.(a)	11,422	300,056
Union Pacific Corp.	57,483	5,289,586
United Parcel Service Inc. Class B	137,894	10,339,292
YRC Worldwide Inc.(a)	12,342	465,664

		44,577,315

TRUCKING & LEASING—0.01%
GATX Corp.	9,569	414,625

		414,625
WATER—0.02%
Aqua America Inc.	27,418	624,582

		624,582

TOTAL COMMON STOCKS
(Cost: $2,896,355,393)		3,037,118,724

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.45%

CERTIFICATES OF DEPOSIT (d)—0.01%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$59,014	59,014
Washington Mutual Bank
5.33%, 03/19/07	210,764	210,764

		269,778
COMMERCIAL PAPER (d)—0.08%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(e)	88,614	87,347
Aspen Funding Corp.
5.26%, 02/21/07(e)	54,799	54,398
Beta Finance Inc.
5.27%, 01/25/07(e)	16,861	16,804
BNP Paribas Finance Inc.
5.12%, 06/06/07	29,507	28,857
CAFCO LLC
5.26%, 01/30/07(e)	42,153	41,980
Cantabric Finance LLC
5.25%-5.26%, 01/25/07-03/06/07(e)	101,166	100,434
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(e)	99,480	98,260
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(e)	8,431	8,419
Curzon Funding LLC
5.24%, 02/27/07(e)	46,242	45,865
Edison Asset Securitization LLC
5.21%, 04/11/07(e)	34,939	34,438
Eureka Securitization
5.26%, 02/09/07(e)	105,382	104,797
Five Finance Inc.
5.22%, 04/20/07(e)	38,780	38,173
General Electric Capital Corp.
5.12%, 06/04/07(e)	63,229	61,855
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(e)	138,261	136,925
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(e)	164,396	160,988
KKR Atlantic Funding Trust
5.32%, 01/03/07(e)	63,229	63,220
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(e)	277,446	275,781
Lockhart Funding LLC
5.28%, 02/09/07(e)	84,305	83,836

Nationwide Building Society
5.21%, 04/13/07(e)	80,090	78,919
Nestle Capital Corp.
5.19%, 08/09/07(e)	50,583	48,986
Norddeutsche Landesbank
5.27%, 02/15/07	80,090	79,575
Polonius Inc.
5.26%, 02/20/07(e)	23,842	23,671
Regency Markets No. 1 LLC
5.32%, 01/22/07(e)	28,017	27,934
Sedna Finance Inc.
5.22%, 04/17/07(e)	48,054	47,322
Societe Generale
5.18%, 05/16/07	210,764	206,700
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(e)	213,923	211,863
Thornburg Mortgage Capital Resources
5.28%, 01/17/07-03/12/07(e)	103,864	103,147
Three Pillars Funding Corp.
5.26%, 02/14/07(e)	49,267	48,958

		2,319,452
MEDIUM-TERM NOTES (d)—0.01%
Bank of America N.A.
5.28%, 04/20/07	21,076	21,076
Cullinan Finance Corp.
5.71%, 06/28/07(e)	63,229	63,229
K2 USA LLC
5.39%, 06/04/07(e)	63,229	63,229
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(e)	98,637	98,637

		246,171
MONEY MARKET FUNDS—0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(f)(g)	2,472,586	2,472,586

		2,472,586
REPURCHASE AGREEMENTS (d)—0.07%
Banc of America Securities LLC., 5.36%, due 1/2/07, maturity value $168,711 (collateralized by non-U.S. Government debt securities, value $173,868, 4.25% to 8.00%, 3/1/08 to 7/15/17).	$168,611	168,611
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $295,245 (collateralized by non-U.S. Government debt securities, value $324,770, 1.00% to 8.84%, 8/3/14 to 12/25/46).	295,069	295,069
Bear Stearns Companies Inc. (The)., 5.37%, due 1/2/07, maturity value $126,533 (collateralized by U.S. Government obligations, value $129,065, 0.00% to 11.00%, 1/1/08 to 1/1/37).	126,458	126,458
BNP Securities Corp., 5.36%, due 1/2/07, maturity value $8,436 (collateralized by non-U.S. Government debt securities, value $8,862, 5.46%, 3/15/08).	8,431	8,431

Citigroup Global Markets Holdings Inc., 5.36%, due 1/2/07, maturity value $295,244 (collateralized by non-U.S. Government debt securities, value $310,176, 3.78% to 7.41%, 11/25/19 to 10/25/45).	295,069	295,069
Citigroup Global Markets Holdings Inc., 5.42%, due 1/2/07, maturity value $92,792 (collateralized by non-U.S. Government debt securities, value $103,441, 0.00% to 10.00%, 6/1/28 to 11/16/36).	92,736	92,736
Citigroup Global Markets Holdings Inc., 5.46%, due 1/2/07, maturity value $50,614 (collateralized by non-U.S. Government debt securities, value $56,423, 0.00% to 10.00%, 6/1/28 to 11/16/36).	50,583	50,583
Goldman Sachs & Co. Inc., 5.35%, due 1/2/07, maturity value $168,711 (collateralized by non-U.S. Government debt securities, value $175,443, 0.00% to 10.00%, 1/23/07 to 5/15/44).	168,611	168,611
Goldman Sachs Group Inc., 5.36%, due 1/2/07, maturity value $31,302 (collateralized by non-U.S. Government debt securities, value $32,541, 0.00% to 10.00%, 1/23/07 to 5/15/44).	31,283	31,283
Goldman Sachs Group Inc., 5.46%, due 1/2/07, maturity value $50,614 (collateralized by non-U.S. Government debt securities, value $52,634, 0.00% to 10.00%, 1/23/07 to 5/15/44).	50,583	50,583
Greenwich Capital Markets Inc., 5.46%, due 1/2/07, maturity value $42,179 (collateralized by non-U.S. Government debt securities, value $46,646, 5.58%, 1/8/36).	42,153	42,153
HSBC Securities Inc., 5.36%, due 1/2/07, maturity value $42,178 (collateralized by non-U.S. Government debt securities, value $44,315, 3.16% to 5.32%, 5/15/34 to 6/1/46).	42,153	42,153
JP Morgan Securities Inc., 5.41%, due 1/2/07, maturity value $21,089 (collateralized by non-U.S. Government debt securities, value $22,158, 5.75% to 8.75%, 10/1/08 to 9/15/25).	21,076	21,076
Lehman Brothers Holdings Inc., 5.36%, due 1/2/07, maturity value $168,711 (collateralized by non-U.S. Government debt securities, value $173,870, 3.34% to 8.75%, 6/15/07 to 12/1/66).	168,611	168,611
Lehman Brothers Holdings Inc., 5.44%, due 1/2/07, maturity value $63,267 (collateralized by non-U.S. Government debt securities, value $65,166, 5.50% to 8.88%, 4/15/11 to 12/1/66).	63,229	63,229
Merrill Lynch & Co. Inc., 5.36%, due 1/2/07, maturity value $168,711 (collateralized by non-U.S. Government debt securities, value $174,207, 0.00% to 10.13%, 6/15/07 to 9/1/26).	168,611	168,611
Merrill Lynch & Co. Inc., 5.44%, due 1/2/07, maturity value $84,356 (collateralized by non-U.S. Government debt securities, value $86,887, 4.37% to 7.75%, 3/3/08 to 12/1/25).	84,305	84,305
Morgan Stanley, 5.36%, due 1/2/07, maturity value $84,355 (collateralized by non-U.S. Government debt securities, value $87,823, 0.00% to 10.00%, 1/1/07 to 12/31/37).	84,305	84,305

Morgan Stanley, 5.51%, due 6/4/07, maturity value $60,414 (collateralized by non-U.S. Government debt securities, value $61,989, 0.00% to 10.00%, 1/1/07 to 12/31/37).(h)	59,014	59,014
Wachovia Capital, 5.38%, due 1/2/07, maturity value $269,938 (collateralized by non-U.S. Government debt securities, value $283,590, 3.86% to 8.17%, 8/15/13 to 10/17/44).	269,777	269,777

		2,290,668
TIME DEPOSITS (d)—0.00%
Bank of America N.A.
5.13%, 01/02/07	4,035	4,035

		4,035
VARIABLE & FLOATING RATE NOTES (d)—0.20%
Allstate Life Global Funding II
5.33%-5.43%, 11/02/07-01/25/08(e)	215,822	215,845
American Express Bank
5.32%, 02/28/07	84,305	84,306
American Express Centurion Bank
5.44%, 07/19/07	92,736	92,795
American Express Credit Corp.
5.45%, 07/05/07	25,292	25,300
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	10,548	10,548
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(e)	63,229	63,229
ASIF Global Financing
5.41%, 05/03/07(e)	8,431	8,432
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(e)	54,799	54,799
Bank of Ireland
5.33%-5.35%, 08/14/07-12/20/07(e)	122,243	122,246
Beta Finance Inc.
5.32%-5.41%, 04/25/07-07/25/07(e)	214,979	214,985
BMW US Capital LLC
5.35%, 01/15/08(e)	84,305	84,305
BNP Paribas
5.35%, 11/19/07(e)	155,965	155,965
Carlyle Loan Investment Ltd.
5.40%, 04/13/07-07/15/07(e)	61,543	61,543
CC USA Inc.
5.37%, 07/30/07(e)	42,153	42,156
Commodore CDO Ltd.
5.44%, 12/12/07(e)	21,076	21,076
Credit Agricole SA
5.34%, 11/23/07	84,305	84,305
Credit Suisse First Boston NY
5.38%, 04/24/07	42,153	42,153
Cullinan Finance Corp.
5.36%, 04/25/07(e)	21,076	21,076
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(e)	12,179	12,179
DEPFA Bank PLC
5.40%, 09/14/07	84,305	84,305
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(e)	96,951	96,955
Eli Lilly Services Inc.
5.34%, 12/31/07(e)	56,274	56,274

Fifth Third Bancorp
5.33%, 12/21/07(e)	168,611	168,611
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(e)	54,799	54,795
General Electric Capital Corp.
5.31%-5.48%, 07/09/07-01/24/08(e)	88,521	88,533
Granite Master Issuer PLC
5.32%, 08/20/07(e)	295,069	295,069
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(e)	193,902	192,048
Hartford Life Global Funding Trust
5.37%-5.41%, 07/13/07-01/15/08	126,458	126,470
HBOS Treasury Services PLC
5.46%, 10/24/07(e)	84,305	84,305
Holmes Financing PLC
5.32%, 07/16/07(e)	147,534	147,534
JPMorgan Chase & Co.
5.32%-5.45%, 07/27/07-08/02/07(h)	231,840	231,840
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(e)	63,229	63,228
Kestrel Funding LLC
5.33%, 07/11/07(e)	33,722	33,720
Kommunalkredit Austria AG
5.35%, 01/09/08(e)	50,583	50,583
Leafs LLC
5.35%, 01/22/07-02/20/07(e)	87,815	87,815
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(e)	92,736	92,733
Lothian Mortgages Master Issuer PLC
5.32%, 04/24/07(e)	33,385	33,385
Marshall & Ilsley Bank
5.35%, 01/15/08	46,368	46,368
Master Funding LLC
5.38%, 04/25/07-05/25/07(e)	152,570	152,570
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(h)	92,736	92,736
Metropolitan Life Global Funding I
5.36%, 02/08/07(e)	126,458	126,458
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(e)(h)	8,431	8,431
Mound Financing PLC
5.32%, 05/08/07(e)	79,247	79,247
Natexis Banques Populaires
5.35%-5.37%, 02/05/07-01/15/08(e)	303,499	303,497
National City Bank of Indiana
5.35%, 05/21/07	42,153	42,154
Nationwide Building Society
5.38%-5.49%, 02/08/07-10/26/07(e)	278,208	278,250
Newcastle Ltd.
5.37%, 04/24/07(e)	29,718	29,715
Northern Rock PLC
5.39%, 08/03/07(e)	101,167	101,168
Northlake CDO I
5.42%, 09/06/07(e)	25,292	25,292
Pricoa Global Funding I
5.34%, 11/27/07	113,812	113,812
Principal Life Global Funding I
5.80%, 02/08/07	37,937	37,955
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(e)	122,243	122,241
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(e)	84,305	84,305

Strips III LLC
5.40%, 07/24/07(e)	18,249	18,249
SunTrust Bank
5.32%, 05/01/07	84,305	84,307
Tango Finance Corp.
5.30%-5.35%, 04/25/07-07/16/07(e)	205,705	205,696
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(e)	139,104	139,103
Wachovia Asset Securitization Inc.
5.34%, 01/25/07(e)	103,009	103,009
Wachovia Bank N.A.
5.36%, 05/22/07	168,611	168,611
Wal-Mart Stores Inc.
5.50%, 07/16/07(e)	63,229	63,252
Wells Fargo & Co.
5.36%, 11/15/07(e)	42,153	42,155
WhistleJacket Capital Ltd.
5.31%-5.35%, 04/18/07-06/13/07(e)	63,229	63,229
White Pine Finance LLC
5.31%-5.32%, 05/22/07-08/20/07(e)	252,916	252,885
Wind Master Trust
5.34%, 07/25/07(e)	33,722	33,722

		6,223,863

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,826,553)		13,826,553

TOTAL INVESTMENTS IN SECURITIES—100.25%
(Cost: $2,910,181,946)		3,050,945,277
Other Assets, Less Liabilities—(0.25)%		(7,589,104)

NET ASSETS—100.00%		$3,043,356,173

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(e)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

December 31, 2006

Security	Shares	Value

COMMON STOCKS—99.86%

ADVERTISING—0.47%
Clear Channel Outdoor Holdings Inc. Class A(a)	38,051	$1,062,003
Getty Images Inc.(a)	55,559	2,379,036
Harte-Hanks Inc.	59,504	1,648,856
Interpublic Group of Companies Inc.(a)	468,378	5,732,947
Lamar Advertising Co.(a)	89,058	5,823,503
Omnicom Group Inc.	183,881	19,222,920

		35,869,265
AEROSPACE & DEFENSE—2.74%
Alliant Techsystems Inc.(a)	12,925	1,010,606
Boeing Co. (The)	861,404	76,527,131
DRS Technologies Inc.	13,044	687,158
Goodrich Corp.	124,457	5,669,016
L-3 Communications Holdings Inc.	9,479	775,193
Lockheed Martin Corp.	394,773	36,346,750
Northrop Grumman Corp.	27,033	1,830,134
Raytheon Co.	231,000	12,196,800
Rockwell Collins Inc.	184,150	11,654,853
Spirit AeroSystems Holdings Inc. Class A(a)	48,819	1,633,972
United Technologies Corp.	996,580	62,306,182

		210,637,795
AGRICULTURE—1.61%
Altria Group Inc.	1,021,292	87,647,277
Monsanto Co.	583,164	30,633,605
UST Inc.	96,437	5,612,633

		123,893,515
AIRLINES—0.27%
AMR Corp.(a)	172,803	5,223,835
Continental Airlines Inc. Class B(a)	94,530	3,899,362
Southwest Airlines Co.	501,485	7,682,750
US Airways Group Inc.(a)	65,217	3,511,935

		20,317,882
APPAREL—0.58%
Coach Inc.(a)	414,929	17,825,350
Hanesbrands Inc.(a)	53,088	1,253,939
Nike Inc. Class B	207,985	20,596,755
Polo Ralph Lauren Corp.	65,686	5,101,175

		44,777,219
AUTO MANUFACTURERS—0.18%
Oshkosh Truck Corp.	79,069	3,828,521
PACCAR Inc.	158,607	10,293,594

		14,122,115

AUTO PARTS & EQUIPMENT—0.19%
BorgWarner Inc.	4,791	282,765
Goodyear Tire & Rubber Co. (The)(a)	190,957	4,008,187
Johnson Controls Inc.	119,290	10,249,397

		14,540,349
BANKS—1.37%
Bank of Hawaii Corp.	35,469	1,913,553
Bank of New York Co. Inc. (The)	49,123	1,933,973
Commerce Bancorp Inc.	198,497	7,000,989
Cullen/Frost Bankers Inc.	24,383	1,361,059
East West Bancorp Inc.	60,433	2,140,537
Investors Financial Services Corp.	70,755	3,019,116
Mellon Financial Corp.	399,346	16,832,434
Northern Trust Corp.	222,210	13,485,925
State Street Corp.	335,531	22,628,211
Synovus Financial Corp.	129,244	3,984,593
TCF Financial Corp.	53,432	1,465,105
Wachovia Corp.	166,675	9,492,141
Webster Financial Corp.	3,102	151,129
Wells Fargo & Co.	546,797	19,444,101

		104,852,866
BEVERAGES—2.84%
Anheuser-Busch Companies Inc.	532,972	26,222,222
Brown-Forman Corp. Class B	66,425	4,399,992
Coca-Cola Co. (The)	1,453,368	70,125,006
Constellation Brands Inc. Class A(a)	38,210	1,108,854
Hansen Natural Corp.(a)	64,948	2,187,449
Pepsi Bottling Group Inc.	76,739	2,372,002
PepsiCo Inc.	1,780,066	111,343,128

		217,758,653
BIOTECHNOLOGY—2.62%
Amgen Inc.(a)	1,270,342	86,777,062
Biogen Idec Inc.(a)	183,342	9,018,593
Celgene Corp.(a)	401,353	23,089,838
Charles River Laboratories International Inc.(a)	22,015	952,149
Genentech Inc.(a)	503,154	40,820,884
Genzyme Corp.(a)	280,664	17,283,289
Invitrogen Corp.(a)	19,289	1,091,565
MedImmune Inc.(a)	267,907	8,672,150
Millennium Pharmaceuticals Inc.(a)	181,011	1,973,020
Millipore Corp.(a)	56,982	3,795,001
PDL BioPharma Inc.(a)	122,381	2,464,753
Vertex Pharmaceuticals Inc.(a)	128,632	4,813,409

		200,751,713
BUILDING MATERIALS—0.37%
American Standard Companies Inc.	191,606	8,785,135
Eagle Materials Inc.	53,601	2,317,171
Florida Rock Industries Inc.	51,784	2,229,301
Martin Marietta Materials Inc.	49,132	5,105,306
Masco Corp.	259,370	7,747,382
USG Corp.(a)	37,497	2,054,836

		28,239,131
CHEMICALS—1.17%
Air Products & Chemicals Inc.	27,994	1,967,418
Airgas Inc.	68,390	2,771,163
Cabot Corp.	27,910	1,216,039
Celanese Corp. Class A	43,856	1,134,993
Du Pont (E.I.) de Nemours and Co.	795,304	38,739,258
Ecolab Inc.	194,308	8,782,722

Huntsman Corp.(a)	68,600	1,301,342
International Flavors & Fragrances Inc.	66,111	3,250,017
PPG Industries Inc.	22,440	1,440,872
Praxair Inc.	348,232	20,660,605
Rohm & Haas Co.	25,490	1,303,049
Sherwin-Williams Co. (The)	73,720	4,687,118
Sigma-Aldrich Corp.	30,739	2,389,035
Valhi Inc.	7,906	205,398

		89,849,029
COAL—0.34%
Arch Coal Inc.	153,663	4,614,500
CONSOL Energy Inc.	197,470	6,344,711
Foundation Coal Holdings Inc.	49,346	1,567,229
Massey Energy Co.	88,594	2,058,039
Peabody Energy Corp.	285,385	11,532,408

		26,116,887
COMMERCIAL SERVICES—1.66%
Alliance Data Systems Corp.(a)	87,524	5,467,624
Apollo Group Inc. Class A(a)	150,389	5,860,659
ARAMARK Corp. Class B	127,255	4,256,680
Avis Budget Group Inc.	14,656	317,889
Block (H & R) Inc.	353,782	8,151,137
Career Education Corp.(a)	105,267	2,608,516
ChoicePoint Inc.(a)	86,674	3,413,222
Convergys Corp.(a)	8,260	196,423
Corporate Executive Board Co. (The)	42,888	3,761,278
Corrections Corp. of America(a)	42,288	1,912,686
Equifax Inc.	123,648	5,020,109
Hertz Global Holdings Inc.(a)	64,990	1,130,176
Hewitt Associates Inc. Class A(a)	10,644	274,083
Iron Mountain Inc.(a)	123,068	5,087,631
ITT Educational Services Inc.(a)	44,992	2,986,119
Laureate Education Inc.(a)	39,232	1,907,852
Manpower Inc.	80,722	6,048,499
McKesson Corp.	228,503	11,585,102
Monster Worldwide Inc.(a)	132,808	6,194,165
Moody’s Corp.	261,734	18,075,350
Pharmaceutical Product Development Inc.	108,868	3,507,727
Quanta Services Inc.(a)	52,907	1,040,681
Robert Half International Inc.	161,486	5,994,360
ServiceMaster Co. (The)	94,010	1,232,471
Weight Watchers International Inc.	49,603	2,605,646
Western Union Co.	825,060	18,497,845

		127,133,930
COMPUTERS—6.15%
Affiliated Computer Services Inc. Class A(a)	49,954	2,439,753
Apple Computer Inc.(a)	916,279	77,737,110
Cadence Design Systems Inc.(a)	255,123	4,569,253
Ceridian Corp.(a)	134,873	3,773,747
Cognizant Technology Solutions Corp.(a)	151,054	11,655,327
Dell Inc.(a)	2,485,562	62,362,751
Diebold Inc.	57,891	2,697,721
DST Systems Inc.(a)	60,856	3,811,411
Electronic Data Systems Corp.	313,221	8,629,239
EMC Corp.(a)	2,085,650	27,530,580
FactSet Research Systems Inc.	44,540	2,515,619
Hewlett-Packard Co.	1,829,622	75,362,130
International Business Machines Corp.	1,518,023	147,475,934
Lexmark International Inc. Class A(a)(b)	80,882	5,920,562
NCR Corp(a)	41,040	1,754,870

Network Appliance Inc.(a)	403,383	15,844,884
Riverbed Technology Inc.(a)(b)	7,316	224,601
SanDisk Corp.(a)(b)	243,282	10,468,424
Sun Microsystems Inc.(a)	325,355	1,763,424
Synopsys Inc.(a)	13,853	370,291
Western Digital Corp.(a)	237,264	4,854,421

		471,762,052
COSMETICS & PERSONAL CARE—1.33%
Alberto-Culver Co.	17,524	375,890
Avon Products Inc.	485,365	16,036,460
Bare Escentuals Inc.(a)	13,575	421,775
Colgate-Palmolive Co.	496,957	32,421,475
Estee Lauder Companies Inc. (The) Class A	133,668	5,456,328
Procter & Gamble Co.	731,817	47,033,879

		101,745,807
DISTRIBUTION & WHOLESALE—0.24%
CDW Corp.	63,408	4,458,851
Fastenal Co.	134,851	4,838,454
Grainger (W.W.) Inc.	58,923	4,121,075
Pool Corp.	56,997	2,232,572
WESCO International Inc.(a)	51,949	3,055,121

		18,706,073
DIVERSIFIED FINANCIAL SERVICES—4.78%
Affiliated Managers Group Inc.(a)	33,701	3,542,986
American Express Co.	1,165,765	70,726,963
AmeriCredit Corp.(a)	30,928	778,458
BlackRock Inc.	21,422	3,254,002
Capital One Financial Corp.	54,643	4,197,675
CBOT Holdings Inc. Class A(a)	56,797	8,603,042
Chicago Mercantile Exchange Holdings Inc.	37,273	18,999,912
E*TRADE Financial Corp.(a)	424,176	9,510,026
Eaton Vance Corp.	124,411	4,106,807
Federal Home Loan Mortgage Corp.	376,575	25,569,442
Federated Investors Inc. Class B	98,505	3,327,499
First Marblehead Corp. (The)	49,237	2,690,802
Franklin Resources Inc.	183,807	20,250,017
Goldman Sachs Group Inc. (The)	310,762	61,950,405
IndyMac Bancorp Inc.	16,328	737,372
IntercontinentalExchange Inc.(a)	59,807	6,453,175
Investment Technology Group Inc.(a)	46,480	1,993,062
Janus Capital Group Inc.	108,977	2,352,813
Legg Mason Inc.	77,070	7,325,503
Lehman Brothers Holdings Inc.	74,491	5,819,237
Merrill Lynch & Co. Inc.	179,815	16,740,776
Morgan Stanley	125,693	10,235,181
Nasdaq Stock Market Inc. (The)(a)	101,538	3,126,355
Nelnet Inc. Class A(a)	17,739	485,339
Nuveen Investments Inc. Class A	85,143	4,417,219
NYMEX Holdings Inc (a(b)	3,006	372,774
NYSE Group Inc.(a)(b)	85,236	8,284,939
Rowe (T.) Price Group Inc.	286,399	12,535,684
Schwab (Charles) Corp. (The)	1,125,852	21,773,978
SLM Corp.	442,813	21,595,990
TD Ameritrade Holding Corp.	334,772	5,416,611

		367,174,044
ELECTRIC—1.21%
AES Corp. (The)(a)	709,640	15,640,466
Allegheny Energy Inc.(a)	175,959	8,078,278
Constellation Energy Group Inc.	24,449	1,683,803

DPL Inc.	21,891	608,132
Exelon Corp.	609,427	37,717,437
NRG Energy Inc.(a)	41,243	2,310,020
TXU Corp.	492,279	26,686,445

		92,724,581
ELECTRICAL COMPONENTS & EQUIPMENT—0.67%
American Power Conversion Corp.	71,670	2,192,385
AMETEK Inc.	114,337	3,640,490
Emerson Electric Co.	829,970	36,593,377
Energizer Holdings Inc.(a)	49,373	3,504,989
Hubbell Inc. Class B	18,565	839,324
Molex Inc.	147,698	4,671,688

		51,442,253
ELECTRONICS—0.97%
Agilent Technologies Inc.(a)	459,277	16,005,803
Amphenol Corp. Class A	96,465	5,988,547
Applera Corp.-Applied Biosystems Group	160,668	5,894,909
Arrow Electronics Inc.(a)	17,803	561,685
Avnet Inc.(a)	63,440	1,619,623
AVX Corp.	24,556	363,183
Dolby Laboratories Inc. Class A(a)	37,142	1,152,145
Gentex Corp.	141,504	2,201,802
Jabil Circuit Inc.	196,856	4,832,815
Mettler Toledo International Inc.(a)	43,775	3,451,659
National Instruments Corp.	60,328	1,643,335
PerkinElmer Inc.	70,002	1,556,144
Sanmina-SCI Corp.(a)	227,910	786,289
Solectron Corp.(a)	435,407	1,402,011
Symbol Technologies Inc.	219,347	3,277,044
Tektronix Inc.	63,873	1,863,175
Thermo Fisher Scientific Inc.(a)	211,234	9,566,788
Thomas & Betts Corp.(a)	67,199	3,177,169
Trimble Navigation Ltd.(a)	58,916	2,988,809
Vishay Intertechnology Inc.(a)	38,038	515,035
Waters Corp.(a)	111,275	5,449,137

		74,297,107
ENERGY-ALTERNATE SOURCES—0.04%
Covanta Holding Corp.(a)	121,997	2,688,814

		2,688,814
ENGINEERING & CONSTRUCTION—0.17%
Fluor Corp.	94,389	7,706,862
Jacobs Engineering Group Inc.(a)	63,000	5,137,020
KBR Inc.(a)	13,492	352,951
URS Corp.(a)	3,004	128,721

		13,325,554
ENTERTAINMENT—0.34%
DreamWorks Animation SKG Inc. Class A(a)	27,426	808,793
International Game Technology Inc.	365,496	16,885,915
Penn National Gaming Inc.(a)	77,419	3,222,179
Regal Entertainment Group Class A	67,299	1,434,815
Scientific Games Corp. Class A(a)	71,554	2,163,077
Warner Music Group Corp.	53,016	1,216,717

		25,731,496
ENVIRONMENTAL CONTROL—0.39%
Allied Waste Industries Inc.(a)	14,727	180,995
Nalco Holding Co.(a)	113,620	2,324,665
Republic Services Inc.	120,442	4,898,376

Stericycle Inc.(a)	47,656	3,598,028
Waste Management Inc.	522,933	19,228,246

		30,230,310
FOOD—1.23%
Campbell Soup Co.	146,953	5,715,002
General Mills Inc.	43,394	2,499,494
Heinz (H.J.) Co.	204,994	9,226,780
Hershey Co. (The)	167,188	8,325,962
Kellogg Co.	196,597	9,841,646
Kroger Co.	96,751	2,232,046
McCormick & Co. Inc. NVS	112,302	4,330,365
Sara Lee Corp.	430,929	7,338,721
Sysco Corp.	666,533	24,501,753
Whole Foods Market Inc.	150,930	7,083,145
Wrigley (William Jr.) Co.	253,137	13,092,246

		94,187,160
FOREST PRODUCTS & PAPER—0.00%
Rayonier Inc.	7,631	313,253

		313,253
HAND & MACHINE TOOLS—0.15%
Black & Decker Corp.	67,698	5,413,809
Lincoln Electric Holdings Inc.	45,595	2,754,850
Snap-On Inc.	7,934	377,976
Stanley Works (The)	60,891	3,062,208

		11,608,843
HEALTH CARE-PRODUCTS—6.06%
Advanced Medical Optics Inc.(a)	63,551	2,236,995
Bard (C.R.) Inc.	111,522	9,252,980
Bausch & Lomb Inc.	9,137	475,672
Baxter International Inc.	705,691	32,737,005
Beckman Coulter Inc.	62,268	3,723,626
Becton, Dickinson & Co.	266,608	18,702,551
Biomet Inc.	265,047	10,938,490
Boston Scientific Corp.(a)	1,329,948	22,848,507
Cooper Companies Inc.	24,128	1,073,696
Cytyc Corp.(a)	123,219	3,487,098
Dade Behring Holdings Inc.	93,758	3,732,506
DENTSPLY International Inc.	169,804	5,068,649
Edwards Lifesciences Corp.(a)	63,220	2,973,869
Gen-Probe Inc.(a)	55,253	2,893,600
Henry Schein Inc.(a)	94,942	4,650,259
Hillenbrand Industries Inc.	27,708	1,577,416
IDEXX Laboratories Inc.(a)	33,958	2,692,869
Intuitive Surgical Inc.(a)	39,323	3,771,076
Johnson & Johnson	2,825,687	186,551,856
Kinetic Concepts Inc.(a)	46,978	1,857,980
Medtronic Inc.	1,300,412	69,585,046
Patterson Companies Inc.(a)	148,821	5,284,634
ResMed Inc.(a)	81,140	3,993,711
Respironics Inc.(a)	77,737	2,934,572
St. Jude Medical Inc.(a)	389,174	14,228,201
Stryker Corp.	322,664	17,782,013
TECHNE Corp.(a)	42,017	2,329,843
Varian Medical Systems Inc.(a)	141,474	6,729,918
Zimmer Holdings Inc.(a)	267,439	20,961,869

		465,076,507
HEALTH CARE-SERVICES—2.49%
Aetna Inc.	280,149	12,096,834

Brookdale Senior Living Inc.	19,979	958,992
Community Health Systems Inc.(a)	64,076	2,340,056
Covance Inc.(a)	51,667	3,043,703
Coventry Health Care Inc.(a)	172,883	8,652,794
DaVita Inc.(a)	111,080	6,318,230
Health Management Associates Inc. Class A	66,279	1,399,150
Health Net Inc.(a)	114,229	5,558,383
Humana Inc.(a)	175,399	9,701,319
Laboratory Corp. of America Holdings(a)	134,253	9,863,568
LifePoint Hospitals Inc.(a)(b)	21,762	733,379
Lincare Holdings Inc.(a)	103,034	4,104,875
Manor Care Inc.	79,146	3,713,530
Pediatrix Medical Group Inc.(a)	52,058	2,545,636
Quest Diagnostics Inc.	170,511	9,037,083
Sierra Health Services Inc.(a)	60,407	2,177,068
Tenet Healthcare Corp.(a)	342,557	2,387,622
Triad Hospitals Inc.(a)	15,701	656,773
UnitedHealth Group Inc.	1,451,198	77,972,869
Universal Health Services Inc. Class B	11,219	621,869
Wellcare Health Plans Inc.(a)	35,189	2,424,522
WellPoint Inc.(a)	315,926	24,860,217

		191,168,472
HOLDING COMPANIES-DIVERSIFIED—0.02%
Walter Industries Inc.	46,670	1,262,423

		1,262,423
HOME BUILDERS—0.35%
Beazer Homes USA Inc.	21,860	1,027,639
Centex Corp.	59,379	3,341,256
Horton (D.R.) Inc.	181,045	4,795,882
KB Home	44,574	2,285,755
Lennar Corp. Class A	59,197	3,105,475
M.D.C. Holdings Inc.	16,385	934,764
NVR Inc.(a)(b)	5,061	3,264,345
Pulte Homes Inc.	113,489	3,758,756
Ryland Group Inc.	16,984	927,666
Standard-Pacific Corp.	27,202	728,742
Thor Industries Inc.	38,240	1,682,178
Toll Brothers Inc.(a)	26,905	867,148

		26,719,606
HOME FURNISHINGS—0.09%
Harman International Industries Inc.	72,160	7,209,506

		7,209,506
HOUSEHOLD PRODUCTS & WARES—0.48%
Avery Dennison Corp.	101,542	6,897,748
Church & Dwight Co. Inc.	69,203	2,951,508
Fortune Brands Inc.	53,920	4,604,229
Jarden Corp.(a)	27,434	954,429
Kimberly-Clark Corp.	287,381	19,527,539
Scotts Miracle-Gro Co. (The) Class A	38,019	1,963,681

		36,899,134
HOUSEWARES—0.10%
Newell Rubbermaid Inc.	182,865	5,293,942
Toro Co. (The)	46,124	2,150,762

		7,444,704
INSURANCE—0.98%
AFLAC Inc.	537,370	24,719,020
Ambac Financial Group Inc.	9,639	858,546

American International Group Inc.	311,008	22,286,833
Berkley (W.R.) Corp.	93,785	3,236,520
Brown & Brown Inc.	120,843	3,408,981
CNA Financial Corp.(a)	2,841	114,549
Gallagher (Arthur J.) & Co.	31,175	921,221
Hanover Insurance Group Inc. (The)	19,617	957,310
HCC Insurance Holdings Inc.	64,341	2,064,703
Markel Corp.(a)	1,971	946,277
Philadelphia Consolidated Holding Corp.(a)	49,060	2,186,114
Principal Financial Group Inc.	19,764	1,160,147
Progressive Corp. (The)	226,840	5,494,065
Prudential Financial Inc.	75,828	6,510,592
Transatlantic Holdings Inc.	10,538	654,410

		75,519,288
INTERNET—3.24%
Akamai Technologies Inc.(a)(b)	166,514	8,845,224
Amazon.com Inc.(a)	336,599	13,282,197
CheckFree Corp.(a)	89,146	3,580,103
eBay Inc.(a)	1,269,179	38,164,213
Emdeon Corp.(a)	176,473	2,186,500
Expedia Inc.(a)	19,669	412,656
F5 Networks Inc.(a)	43,589	3,234,740
Google Inc. Class A(a)	224,962	103,590,502
IAC/InterActiveCorp(a)	71,562	2,659,244
Liberty Media Holding Corp.-Liberty Interactive Group Series A(a)	542,932	11,711,043
McAfee Inc.(a)	158,795	4,506,602
NutriSystem Inc.(a)	34,507	2,187,399
Symantec Corp.(a)	438,850	9,150,023
VeriSign Inc.(a)	247,965	5,963,558
WebMD Health Corp. Class A(a)(b)	7,715	308,754
Yahoo! Inc.(a)	1,518,480	38,781,979

		248,564,737
IRON & STEEL—0.16%
Allegheny Technologies Inc.	108,109	9,803,324
Carpenter Technology Corp.	25,597	2,624,204

		12,427,528
LEISURE TIME—0.27%
Brunswick Corp.	19,106	609,481
Harley-Davidson Inc.	289,546	20,404,307

		21,013,788
LODGING—1.19%
Boyd Gaming Corp.	46,828	2,121,777
Choice Hotels International Inc.	35,956	1,513,748
Harrah’s Entertainment Inc.	146,819	12,144,868
Hilton Hotels Corp.	414,674	14,472,123
Las Vegas Sands Corp.(a)	149,779	13,402,225
Marriott International Inc. Class A	368,058	17,563,728
MGM Mirage(a)	128,887	7,391,669
Starwood Hotels & Resorts Worldwide Inc.	194,770	12,173,125
Station Casinos Inc.	51,707	4,222,911
Wyndham Worldwide Corp.(a)	29,916	957,910
Wynn Resorts Ltd.	52,903	4,964,947

		90,929,031
MACHINERY—1.11%
AGCO Corp.(a)	6,371	197,119
Caterpillar Inc.	721,774	44,266,399
Cummins Inc.	40,763	4,817,371

Flowserve Corp.(a)	8,962	452,312
Gardner Denver Inc.(a)	55,902	2,085,704
Graco Inc.	73,583	2,915,358
IDEX Corp.	57,500	2,726,075
Joy Global Inc.	132,797	6,419,407
Manitowoc Co. Inc. (The)	65,804	3,910,732
Rockwell Automation Inc.	191,086	11,671,533
Terex Corp.(a)	51,159	3,303,848
Zebra Technologies Corp. Class A(a)	76,231	2,652,076

		85,417,934
MANUFACTURING—5.01%
Brink’s Co. (The)	40,536	2,591,061
Carlisle Companies Inc.	28,042	2,201,297
Danaher Corp.	255,972	18,542,612
Donaldson Co. Inc.	79,674	2,765,485
Dover Corp.	196,554	9,635,077
General Electric Co.	5,443,107	202,538,011
Harsco Corp.	45,090	3,431,349
Honeywell International Inc.	404,250	18,288,270
Illinois Tool Works Inc.	538,028	24,851,513
ITT Industries Inc.	133,059	7,560,412
Leggett & Platt Inc.	107,619	2,572,094
Pall Corp.	24,140	834,037
Parker Hannifin Corp.	55,377	4,257,384
Pentair Inc.	41,219	1,294,277
Roper Industries Inc.	93,148	4,679,756
Textron Inc.	130,784	12,263,616
3M Co.	812,321	63,304,176
Trinity Industries Inc.	79,773	2,808,010

		384,418,437
MEDIA—3.08%
Cablevision Systems Corp.	117,434	3,344,520
Comcast Corp. Class A(a)	1,059,807	44,861,630
CTC Media Inc.(a)	16,864	404,905
DIRECTV Group Inc. (The)(a)	867,468	21,634,652
Discovery Holding Co. Class A(a)	84,264	1,355,808
Dow Jones & Co. Inc.	63,416	2,409,808
EchoStar Communications Corp.(a)	221,710	8,431,631
Liberty Global Inc. Class A(a)	157,338	4,586,403
McClatchy Co. (The) Class A	4,981	215,677
McGraw-Hill Companies Inc. (The)	385,540	26,224,431
Meredith Corp.	33,264	1,874,426
News Corp. Class A	1,682,542	36,141,002
Scripps (E.W.) Co. Class A	90,052	4,497,197
Sirius Satellite Radio Inc.(a)(b)	1,513,975	5,359,471
Time Warner Inc.	295,439	6,434,661
Univision Communications Inc. Class A(a)	158,212	5,603,869
Viacom Inc. Class B(a)	683,755	28,054,468
Walt Disney Co. (The)	799,671	27,404,725
Washington Post Co. (The) Class B	1,134	845,510
Wiley (John) & Sons Inc. Class A	47,295	1,819,439
XM Satellite Radio Holdings Inc. Class A(a)	310,047	4,480,179

		235,984,412
METAL FABRICATE & HARDWARE—0.15%
Precision Castparts Corp.	145,429	11,384,182
Timken Co. (The)	6,648	193,989

		11,578,171
MINING—0.64%
Alcoa Inc.	371,726	11,155,497

Freeport-McMoRan Copper & Gold Inc.	109,276	6,089,951
Newmont Mining Corp.	426,781	19,269,162
Southern Copper Corp.(b)	14,524	782,698
Titanium Metals Corp.(a)	85,497	2,523,016
Vulcan Materials Co.	102,034	9,169,796

		48,990,120
OFFICE & BUSINESS EQUIPMENT—0.08%
Pitney Bowes Inc.	140,404	6,485,261

		6,485,261
OFFICE FURNISHINGS—0.05%
HNI Corp.	53,022	2,354,707
Steelcase Inc. Class A	64,111	1,164,256

		3,518,963
OIL & GAS—1.58%
Cheniere Energy Inc.(a)(b)	58,573	1,691,003
CNX Gas Corp.(a)	29,991	764,770
Denbury Resources Inc.(a)	128,267	3,564,540
Diamond Offshore Drilling Inc.	63,596	5,083,864
ENSCO International Inc.	165,561	8,287,984
EOG Resources Inc.	117,795	7,356,298
Exxon Mobil Corp.	371,619	28,477,164
Frontier Oil Corp.	64,896	1,865,111
Helmerich & Payne Inc.	113,328	2,773,136
Holly Corp.	51,779	2,661,441
Patterson-UTI Energy Inc.	172,353	4,003,760
Plains Exploration & Production Co.(a)	84,582	4,020,182
Pride International Inc.(a)	141,803	4,255,508
Quicksilver Resources Inc.(a)	67,438	2,467,556
Range Resources Corp.	148,345	4,073,554
Rowan Companies Inc.	110,395	3,665,114
Southwestern Energy Co.(a)	180,689	6,333,149
St. Mary Land & Exploration Co.	61,118	2,251,587
Sunoco Inc.	67,021	4,179,430
TODCO(a)	62,997	2,152,607
Unit Corp.(a)	49,582	2,402,248
W&T Offshore Inc.	21,823	670,403
XTO Energy Inc.	392,474	18,465,902

		121,466,311
OIL & GAS SERVICES—1.57%
Baker Hughes Inc.	345,511	25,795,851
BJ Services Co.	322,113	9,444,353
Cameron International Corp.(a)	124,570	6,608,438
Dresser-Rand Group Inc.(a)	33,433	818,106
FMC Technologies Inc.(a)	73,358	4,521,054
Global Industries Ltd.(a)	94,419	1,231,224
Grant Prideco Inc.(a)	141,186	5,614,967
Halliburton Co.	1,112,671	34,548,435
Helix Energy Solutions Group Inc.(a)	98,032	3,075,264
National Oilwell Varco Inc.(a)	175,878	10,760,216
Oceaneering International Inc.(a)	57,666	2,289,340
Smith International Inc.	230,421	9,463,390
Superior Energy Services Inc.(a)	85,499	2,794,107
Tetra Technologies Inc.(a)	76,099	1,946,612
Tidewater Inc.	37,839	1,829,894

		120,741,251
PACKAGING & CONTAINERS—0.28%
Ball Corp.	112,389	4,900,160
Crown Holdings Inc.(a)	180,495	3,775,955

Owens-Illinois Inc.(a)	165,262	3,049,084
Packaging Corp. of America	86,672	1,915,451
Pactiv Corp.(a)	144,154	5,144,856
Sealed Air Corp.	35,980	2,335,822

		21,121,328
PHARMACEUTICALS—5.66%
Abbott Laboratories	1,317,160	64,158,864
Abraxis BioScience Inc.(a)	27,430	749,936
Allergan Inc.	161,128	19,293,467
AmerisourceBergen Corp.	43,735	1,966,326
Amylin Pharmaceuticals Inc.(a)(b)	120,824	4,358,122
Barr Pharmaceuticals Inc.(a)	114,123	5,719,845
Bristol-Myers Squibb Co.	970,471	25,542,797
Cardinal Health Inc.	450,209	29,006,966
Caremark Rx Inc.	439,641	25,107,898
Cephalon Inc.(a)	65,131	4,585,874
Endo Pharmaceuticals Holdings Inc.(a)	143,024	3,944,602
Express Scripts Inc.(a)	124,258	8,896,873
Forest Laboratories Inc.(a)	351,268	17,774,161
Gilead Sciences Inc.(a)	490,412	31,842,451
Hospira Inc.(a)	167,754	5,633,179
ImClone Systems Inc.(a)(b)	74,469	1,992,790
Lilly (Eli) & Co.	801,251	41,745,177
Medco Health Solutions Inc.(a)	199,817	10,678,220
Merck & Co. Inc.	717,506	31,283,262
Mylan Laboratories Inc.	226,066	4,512,277
Omnicare Inc.	63,215	2,441,995
Schering-Plough Corp.	1,596,310	37,736,768
Sepracor Inc.(a)	116,858	7,196,116
VCA Antech Inc.(a)	89,613	2,884,642
Wyeth	886,398	45,135,386

		434,187,994
PIPELINES—0.61%
El Paso Corp.	700,776	10,707,857
Equitable Resources Inc.	112,353	4,690,738
Kinder Morgan Inc.	114,592	12,118,104
Questar Corp.	81,633	6,779,621
Williams Companies Inc.	487,661	12,737,705

		47,034,025
REAL ESTATE—0.26%
CB Richard Ellis Group Inc. Class A(a)	199,504	6,623,533
Forest City Enterprises Inc. Class A	75,714	4,421,698
Jones Lang LaSalle Inc.	38,402	3,539,512
Realogy Corp.(a)	33,206	1,006,806
St. Joe Co. (The)(b)	80,375	4,305,689

		19,897,238
REAL ESTATE INVESTMENT TRUSTS—0.81%
CapitalSource Inc.	64,716	1,767,394
Developers Diversified Realty Corp.	49,702	3,128,741
Douglas Emmett Inc.	17,178	456,763
Essex Property Trust Inc.	11,057	1,429,117
Federal Realty Investment Trust	29,765	2,530,025
General Growth Properties Inc.	95,440	4,984,831
Global Signal Inc.	18,497	974,237
Kilroy Realty Corp.	34,424	2,685,072
Macerich Co. (The)	77,294	6,691,342
Public Storage Inc.	81,761	7,971,698
Simon Property Group Inc.	132,083	13,378,687
SL Green Realty Corp.	49,351	6,552,826

Taubman Centers Inc.	30,408	1,546,551
United Dominion Realty Trust Inc.	144,580	4,596,198
Ventas Inc.	66,401	2,810,090
Weingarten Realty Investors	21,422	987,768

		62,491,340
RETAIL—9.37%
Abercrombie & Fitch Co. Class A	94,860	6,605,102
Advance Auto Parts Inc.	115,971	4,123,929
American Eagle Outfitters Inc.	183,915	5,739,987
AnnTaylor Stores Corp.(a)	71,846	2,359,423
AutoZone Inc.(a)	54,776	6,329,915
Barnes & Noble Inc.	13,019	516,984
Bed Bath & Beyond Inc.(a)	303,752	11,572,951
Best Buy Co. Inc.	431,796	21,240,045
Brinker International Inc.	137,083	4,134,423
Burger King Holdings Inc.(a)	26,964	568,940
CarMax Inc.(a)	113,130	6,067,162
Cheesecake Factory Inc. (The)(a)(b)	85,411	2,101,111
Chico’s FAS Inc.(a)	192,601	3,984,915
Circuit City Stores Inc.	174,301	3,308,233
Claire’s Stores Inc.	106,590	3,532,393
Coldwater Creek Inc.(a)	63,904	1,566,926
Copart Inc.(a)	75,552	2,266,560
Costco Wholesale Corp.	344,409	18,208,904
CVS Corp.	798,100	24,669,271
Darden Restaurants Inc.	159,729	6,416,314
Dick’s Sporting Goods Inc.(a)	39,013	1,911,247
Dollar General Corp.	316,607	5,084,708
Dollar Tree Stores Inc.(a)	11,790	354,879
Family Dollar Stores Inc.	88,877	2,606,762
Federated Department Stores Inc.	48,867	1,863,299
Foot Locker Inc.	18,931	415,157
GameStop Corp. Class A(a)	70,539	3,887,404
Gap Inc. (The)	312,409	6,091,976
Home Depot Inc.	2,108,164	84,663,866
Kohl’s Corp.(a)	352,873	24,147,099
Limited Brands Inc.	367,203	10,626,855
Lowe’s Companies Inc.	1,671,665	52,072,365
MSC Industrial Direct Co. Inc. Class A	40,704	1,593,562
Nordstrom Inc.	253,917	12,528,265
Office Depot Inc.(a)	309,600	11,817,432
O’Reilly Automotive Inc.(a)	121,693	3,901,478
OSI Restaurant Partners Inc.	38,005	1,489,796
Panera Bread Co. Class A(a)	32,383	1,810,534
Penney (J.C.) Co. Inc.	252,887	19,563,338
PetSmart Inc.	150,675	4,348,481
RadioShack Corp.	110,682	1,857,244
Ross Stores Inc.	154,136	4,516,185
Sally Beauty Co. Inc.(a)	17,524	136,687
Staples Inc.	784,770	20,953,359
Starbucks Corp.(a)	827,185	29,298,893
Target Corp.	935,550	53,373,128
Tiffany & Co.	92,682	3,636,842
Tim Hortons Inc.	206,045	5,967,063
TJX Companies Inc.	493,728	14,081,123
Tractor Supply Co.(a)	38,526	1,722,497
United Auto Group Inc.	6,454	152,121
Urban Outfitters Inc.(a)	123,742	2,849,778
Walgreen Co.	1,088,287	49,941,490
Wal-Mart Stores Inc.	2,648,519	122,308,607
Wendy’s International Inc.	50,703	1,677,762
Williams-Sonoma Inc.	103,624	3,257,939
Yum! Brands Inc.	293,097	17,234,104

		719,056,813

SAVINGS & LOANS—0.09%
Hudson City Bancorp Inc.	310,757	4,313,307
People’s Bank	62,902	2,806,687

		7,119,994
SEMICONDUCTORS—4.76%
Advanced Micro Devices Inc.(a)	591,227	12,031,469
Agere Systems Inc.(a)	182,372	3,496,071
Altera Corp.(a)	386,860	7,613,405
Analog Devices Inc.	369,240	12,136,919
Applied Materials Inc.	1,487,187	27,438,600
Broadcom Corp. Class A(a)	490,791	15,857,457
Cree Inc.(a)(b)	69,925	1,211,101
Cypress Semiconductor Corp.(a)(b)	133,384	2,250,188
Fairchild Semiconductor International Inc. Class A(a)	66,808	1,123,042
Integrated Device Technology Inc.(a)	94,619	1,464,702
Intel Corp.	6,265,838	126,883,220
International Rectifier Corp.(a)	41,995	1,618,067
Intersil Corp. Class A	66,209	1,583,719
KLA-Tencor Corp.	169,254	8,420,387
Lam Research Corp.(a)	151,433	7,665,538
Linear Technology Corp.	326,886	9,911,184
LSI Logic Corp.(a)	305,504	2,749,536
Maxim Integrated Products Inc.	345,239	10,571,218
MEMC Electronic Materials Inc.(a)	158,286	6,195,314
Microchip Technology Inc.	231,001	7,553,733
Micron Technology Inc.(a)	355,364	4,960,881
National Semiconductor Corp.	361,772	8,212,224
Novellus Systems Inc.(a)	53,660	1,846,977
NVIDIA Corp.(a)	379,983	14,063,171
PMC-Sierra Inc.(a)	220,539	1,479,817
QLogic Corp.(a)	173,638	3,806,145
Rambus Inc.(a)	84,250	1,594,853
Silicon Laboratories Inc.(a)	53,356	1,848,785
Spansion Inc. Class A(a)	8,322	123,665
Teradyne Inc.(a)	163,540	2,446,558
Texas Instruments Inc.	1,678,604	48,343,795
Xilinx Inc.	369,882	8,806,890

		365,308,631
SOFTWARE—7.46%
Activision Inc.(a)	297,204	5,123,797
Acxiom Corp.	84,512	2,167,733
Adobe Systems Inc.(a)	645,284	26,534,078
Autodesk Inc.(a)	248,655	10,060,581
Automatic Data Processing Inc.	621,201	30,594,149
BEA Systems Inc.(a)	420,179	5,285,852
BMC Software Inc.(a)	229,290	7,383,138
CA Inc.	69,505	1,574,288
Cerner Corp.(a)	68,937	3,136,634
Citrix Systems Inc.(a)	195,561	5,289,925
Dun & Bradstreet Corp.(a)	67,706	5,605,380
Electronic Arts Inc.(a)	327,503	16,493,051
Fair Isaac Corp.	56,710	2,305,262
Fidelity National Information Services Inc.	22,224	890,960
First Data Corp.	825,079	21,056,016
Fiserv Inc.(a)	189,331	9,924,731
Global Payments Inc.	72,681	3,365,130
IMS Health Inc.	153,590	4,220,653

Intuit Inc.(a)	374,833	11,436,155
MasterCard Inc. Class A	66,262	6,526,144
Microsoft Corp.	9,558,650	285,421,289
MoneyGram International Inc.	90,852	2,849,119
NAVTEQ Corp.(a)(b)	100,147	3,502,141
Oracle Corp.(a)	4,281,682	73,388,029
Paychex Inc.	362,345	14,327,121
Red Hat Inc.(a)	198,250	4,559,750
Salesforce.com Inc.(a)	90,823	3,310,498
SEI Investments Co.	67,513	4,021,074
Total System Services Inc.	39,864	1,052,011
VeriFone Holdings Inc.(a)	41,563	1,471,330

		572,876,019
TELECOMMUNICATIONS—5.36%
ADC Telecommunications Inc.(a)	111,093	1,614,181
American Tower Corp. Class A(a)	452,224	16,858,911
Avaya Inc.(a)	38,601	539,642
Ciena Corp.(a)	19,701	545,915
Cisco Systems Inc.(a)	6,575,227	179,700,954
Citizens Communications Co.	142,597	2,049,119
Comverse Technology Inc.(a)	174,948	3,693,152
Corning Inc.(a)	1,678,815	31,410,629
Crown Castle International Corp.(a)(b)	193,361	6,245,560
Harris Corp.	144,373	6,620,946
JDS Uniphase Corp.(a)	219,205	3,651,956
Juniper Networks Inc.(a)	328,111	6,214,422
Leap Wireless International Inc.(a)	20,198	1,201,175
Level 3 Communications Inc.(a)	1,264,140	7,079,184
Motorola Inc.	2,092,575	43,023,342
NeuStar Inc. Class A(a)	66,711	2,164,105
NII Holdings Inc. Class B(a)	148,265	9,554,197
QUALCOMM Inc.	1,805,846	68,242,920
SBA Communications Corp.(a)	110,369	3,035,148
Sprint Nextel Corp.	743,713	14,048,739
TeleCorp PCS Inc. Escrow(c)	2,261	0
Telephone & Data Systems Inc.	62,988	3,422,138
United States Cellular Corp.(a)	10,104	703,137

		411,619,472
TEXTILES—0.08%
Cintas Corp.	151,159	6,002,524
Mohawk Industries Inc.(a)	6,371	476,933

		6,479,457
TRANSPORTATION—2.31%
Burlington Northern Santa Fe Corp.	393,010	29,008,068
C.H. Robinson Worldwide Inc.	187,115	7,651,132
Con-way Inc.	51,819	2,282,109
CSX Corp.	233,484	8,038,854
Expeditors International Washington Inc.	229,611	9,299,246
FedEx Corp.	328,862	35,720,990
Hunt (J.B.) Transport Services Inc.	111,584	2,317,600
Kansas City Southern Industries Inc.(a)	28,859	836,334
Kirby Corp.(a)	56,199	1,918,072
Landstar System Inc.	63,236	2,414,350
Norfolk Southern Corp.	250,398	12,592,515
Swift Transportation Co. Inc.(a)	26,096	685,542
Union Pacific Corp.	131,919	12,139,186
United Parcel Service Inc. Class B	694,130	52,045,867

		176,949,865

TRUCKING & LEASING—0.01%
GATX Corp.	25,247	1,093,953

		1,093,953
WATER—0.02%
Aqua America Inc.	83,265	1,896,777

		1,896,777

TOTAL COMMON STOCKS
(Cost: $7,038,237,631)		7,664,766,186

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.78%

CERTIFICATES OF DEPOSIT (d)—0.02%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$280,956	280,956
Washington Mutual Bank
5.33%, 03/19/07	1,003,414	1,003,414

		1,284,370
COMMERCIAL PAPER (d)—0.14%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(e)	421,880	415,848
Aspen Funding Corp.
5.26%, 02/21/07(e)	260,888	258,982
Beta Finance Inc.
5.27%, 01/25/07(e)	80,273	80,003
BNP Paribas Finance Inc.
5.12%, 06/06/07	140,478	137,384
CAFCO LLC
5.26%, 01/30/07(e)	200,683	199,862
Cantabric Finance LLC
5.25%-5.26%, 01/25/07-03/06/07(e)	481,639	478,150
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(e)	473,612	467,799
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(e)	40,137	40,084
Curzon Funding LLC
5.24%, 02/27/07(e)	220,149	218,355
Edison Asset Securitization LLC
5.21%, 04/11/07(e)	166,338	163,955
Eureka Securitization
5.26%, 02/09/07(e)	501,707	498,922
Five Finance Inc.
5.22%, 04/20/07(e)	184,628	181,737
General Electric Capital Corp.
5.12%, 06/04/07(e)	301,024	294,480
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(e)	658,240	651,878
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(e)	782,663	766,440
KKR Atlantic Funding Trust
5.32%, 01/03/07(e)	301,024	300,980
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(e)	1,320,878	1,312,957
Lockhart Funding LLC
5.28%, 02/09/07(e)	401,366	399,129
Nationwide Building Society
5.21%, 04/13/07(e)	381,297	375,724

Nestle Capital Corp.
5.19%, 08/09/07(e)	240,819	233,216
Norddeutsche Landesbank
5.27%, 02/15/07	381,297	378,844
Polonius Inc.
5.26%, 02/20/07(e)	113,506	112,694
Regency Markets No. 1 LLC
5.32%, 01/22/07(e)	133,386	132,992
Sedna Finance Inc.
5.22%, 04/17/07(e)	228,778	225,295
Societe Generale
5.18%, 05/16/07	1,003,414	984,067
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(e)	1,018,457	1,008,648
Thornburg Mortgage Capital Resources
5.28%, 01/17/07-03/12/07(e)	494,483	491,067
Three Pillars Funding Corp.
5.26%, 02/14/07(e)	234,554	233,080

		11,042,572
MEDIUM-TERM NOTES (d)—0.02%
Bank of America N.A.
5.28%, 04/20/07	100,341	100,341
Cullinan Finance Corp.
5.71%, 06/28/07(e)	301,024	301,024
K2 USA LLC
5.39%, 06/04/07(e)	301,024	301,024
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(e)	469,598	469,598

		1,171,987
MONEY MARKET FUNDS—0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(f)(g)	5,658,612	5,658,612

		5,658,612
REPURCHASE AGREEMENTS (d)—0.14%
Banc of America Securities LLC, 5.36%, due 1/2/07, maturity value $803,209 (collateralized by non-U.S. Government debt securities, value $827,758, 4.25% to 8.00%, 3/1/08 to 7/15/17).	$802,731	802,731
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $1,405,618 (collateralized by non-U.S. Government debt securities, value $1,546,181, 1.00% to 8.84%, 8/3/14 to 12/25/46).	1,404,780	1,404,780
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $602,408 (collateralized by U.S. Government obligations, value $614,459, 0.00% to 11.00%, 1/1/08 to 1/1/37).	602,049	602,049
BNP Securities Corp., 5.36%, due 1/2/07, maturity value $40,161 (collateralized by non-U.S. Government debt securities, value $42,192, 5.46%, 3/15/08).	40,137	40,137

Citigroup Global Markets Holdings Inc., 5.36%, due 1/2/07, maturity value $1,405,617 (collateralized by non-U.S. Government debt securities, value $1,476,704, 3.78% to 7.41%, 11/25/19 to 10/25/45).	1,404,780	1,404,780
Citigroup Global Markets Holdings Inc., 5.42%, due 1/2/07, maturity value $441,768 (collateralized by non-U.S. Government debt securities, value $492,468, 0.00% to 10.00%, 6/1/28 to 11/16/36).	441,502	441,502
Citigroup Global Markets Holdings Inc., 5.46%, due 1/2/07, maturity value $240,965 (collateralized by non-U.S. Government debt securities, value $268,620, 0.00% to 10.00%, 6/1/28 to 11/16/36).	240,819	240,819
Goldman Sachs & Co. Inc., 5.35%, due 1/2/07, maturity value $803,208 (collateralized by non-U.S. Government debt securities, value $835,259, 0.00% to 10.00%, 1/23/07 to 5/15/44).	802,731	802,731
Goldman Sachs Group Inc., 5.36%, due 1/2/07, maturity value $149,024 (collateralized by non-U.S. Government debt securities, value $154,922, 0.00% to 10.00%, 1/23/07 to 5/15/44).	148,935	148,935
Goldman Sachs Group Inc., 5.46%, due 1/2/07, maturity value $240,965 (collateralized by non-U.S. Government debt securities, value $250,581, 0.00% to 10.00%, 1/23/07 to 5/15/44).	240,819	240,819
Greenwich Capital Markets Inc., 5.46%, due 1/2/07, maturity value $200,805 (collateralized by non-U.S. Government debt securities, value $222,074, 5.58%, 1/8/36).	200,683	200,683
HSBC Securities Inc., 5.36%, due 1/2/07, maturity value $200,803 (collateralized by non-U.S. Government debt securities, value $210,978, 3.16% to 5.32%, 5/15/34 to 6/1/46).	200,683	200,683
JP Morgan Securities Inc., 5.41%, due 1/2/07, maturity value $100,401 (collateralized by non-U.S. Government debt securities, value $105,489, 5.75% to 8.75%, 10/1/08 to 9/15/25).	100,341	100,341
Lehman Brothers Holdings Inc., 5.36%, due 1/2/07, maturity value $803,209 (collateralized by non-U.S. Government debt securities, value $827,768, 3.34% to 8.75%, 6/15/07 to 12/1/66).	802,731	802,731
Lehman Brothers Holdings Inc., 5.44%, due 1/2/07, maturity value $301,206 (collateralized by non-U.S. Government debt securities, value $310,244, 5.50% to 8.88%, 4/15/11 to 12/1/66).	301,024	301,024
Merrill Lynch & Co. Inc., 5.36%, due 1/2/07, maturity value $803,209 (collateralized by non-U.S. Government debt securities, value $829,376, 0.00% to 10.13%, 6/15/07 to 9/1/26).	802,731	802,731
Merrill Lynch & Co. Inc., 5.44%, due 1/2/07, maturity value $401,609 (collateralized by non-U.S. Government debt securities, value $413,658, 4.37% to 7.75%, 3/3/08 to 12/1/25).	401,366	401,366
Morgan Stanley, 5.36%, due 1/2/07, maturity value $401,605 (collateralized by non-U.S. Government debt securities, value $418,111, 0.00% to 10.00%, 1/1/07 to 12/31/37).	401,366	401,366

Morgan Stanley, 5.51%, due 6/4/07, maturity value $287,621 (collateralized by non-U.S. Government debt securities, value $295,121, 0.00% to 10.00%, 1/1/07 to 12/31/37).(h)	280,956	280,956
Wachovia Capital, 5.38%, due 1/2/07, maturity value $1,285,138 (collateralized by non-U.S. Government debt securities, value $1,350,130, 3.86% to 8.17%, 8/15/13 to 10/17/44).	1,284,370	1,284,370

		10,905,534
TIME DEPOSITS (d)—0.00%
Bank of America N.A.
5.13%, 01/02/07	19,209	19,209

		19,209
VARIABLE & FLOATING RATE NOTES (d)—0.39%
Allstate Life Global Funding II
5.33%-5.43%, 11/02/07-01/25/08(e)	1,027,496	1,027,605
American Express Bank
5.32%, 02/28/07	401,366	401,365
American Express Centurion Bank
5.44%, 07/19/07	441,502	441,782
American Express Credit Corp.
5.45%, 07/05/07	120,410	120,450
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	50,218	50,218
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(e)	301,024	301,024
ASIF Global Financing
5.41%, 05/03/07(e)	40,137	40,144
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(e)	260,888	260,888
Bank of Ireland
5.33%-5.35%, 08/14/07-12/20/07(e)	581,980	581,996
Beta Finance Inc.
5.32%-5.41%, 04/25/07-07/25/07(e)	1,023,483	1,023,513
BMW US Capital LLC
5.35%, 01/15/08(e)	401,366	401,366
BNP Paribas
5.35%, 11/19/07(e)	742,527	742,527
Carlyle Loan Investment Ltd.
5.40%, 04/13/07-07/15/07(e)	292,997	292,997
CC USA Inc.
5.37%, 07/30/07(e)	200,683	200,699
Commodore CDO Ltd.
5.44%, 12/12/07(e)	100,341	100,341
Credit Agricole SA
5.34%, 11/23/07	401,366	401,366
Credit Suisse First Boston NY
5.38%, 04/24/07	200,683	200,686
Cullinan Finance Corp.
5.36%, 04/25/07(e)	100,341	100,341
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(e)	57,982	57,982
DEPFA Bank PLC
5.40%, 09/14/07	401,366	401,366
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(e)	461,571	461,585
Eli Lilly Services Inc.
5.34%, 12/31/07(e)	267,912	267,912

Fifth Third Bancorp
5.33%, 12/21/07(e)	802,731	802,731
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(e)	260,888	260,869
General Electric Capital Corp.
5.31%-5.48%, 07/09/07-01/24/08(e)	421,434	421,494
Granite Master Issuer PLC
5.32%, 08/20/07(e)	1,404,780	1,404,780
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(e)	923,141	914,307
Hartford Life Global Funding Trust
5.37%-5.41%, 07/13/07-01/15/08	602,049	602,106
HBOS Treasury Services PLC
5.46%, 10/24/07(e)	401,366	401,366
Holmes Financing PLC
5.32%, 07/16/07(e)	702,390	702,390
JPMorgan Chase & Co.
5.32%-5.45%, 07/27/07-08/02/07(h)	1,103,756	1,103,755
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(e)	301,024	301,016
Kestrel Funding LLC
5.33%, 07/11/07(e)	160,546	160,537
Kommunalkredit Austria AG
5.35%, 01/09/08(e)	240,819	240,819
Leafs LLC
5.35%, 01/22/07-02/20/07(e)	418,074	418,074
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(e)	441,502	441,486
Lothian Mortgages Master Issuer PLC
5.32%, 04/24/07(e)	158,942	158,942
Marshall & Ilsley Bank
5.35%, 01/15/08	220,751	220,751
Master Funding LLC
5.38%, 04/25/07-05/25/07(e)	726,364	726,363
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(h)	441,502	441,502
Metropolitan Life Global Funding I
5.36%, 02/08/07(e)	602,049	602,049
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(e)(h)	40,137	40,137
Mound Financing PLC
5.32%, 05/08/07(e)	377,284	377,284
Natexis Banques Populaires
5.35%-5.37%, 02/05/07-01/15/08(e)	1,444,917	1,444,904
National City Bank of Indiana
5.35%, 05/21/07	200,683	200,689
Nationwide Building Society
5.38%-5.49%, 02/08/07-10/26/07(e)	1,324,507	1,324,706
Newcastle Ltd.
5.37%, 04/24/07(e)	141,481	141,469
Northern Rock PLC
5.39%, 08/03/07(e)	481,639	481,646
Northlake CDO I
5.42%, 09/06/07(e)	120,410	120,410
Pricoa Global Funding I
5.34%, 11/27/07	541,844	541,844
Principal Life Global Funding I
5.80%, 02/08/07	180,615	180,700
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(e)	581,980	581,973
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(e)	401,366	401,366

Strips III LLC
5.40%, 07/24/07(e)	86,881	86,881
SunTrust Bank
5.32%, 05/01/07	401,366	401,373
Tango Finance Corp.
5.30%-5.35%, 04/25/07-07/16/07(e)	979,332	979,282
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(e)	662,253	662,253
Wachovia Asset Securitization Inc.
5.34%, 01/25/07(e)	490,412	490,412
Wachovia Bank N.A.
5.36%, 05/22/07	802,731	802,731
Wal-Mart Stores Inc.
5.50%, 07/16/07(e)	301,024	301,133
Wells Fargo & Co.
5.36%, 11/15/07(e)	200,683	200,693
WhistleJacket Capital Ltd.
5.31%-5.35%, 04/18/07-06/13/07(e)	301,024	301,025
White Pine Finance LLC
5.31%-5.32%, 05/22/07-08/20/07(e)	1,204,097	1,203,945
Wind Master Trust
5.34%, 07/25/07(e)	160,546	160,546

		29,630,892

TOTAL SHORT-TERM INVESTMENTS
(Cost: $59,713,176)		59,713,176

TOTAL INVESTMENTS IN SECURITIES—100.64%
(Cost: $7,097,950,807)		7,724,479,362
Other Assets, Less Liabilities—(0.64)%		(49,480,720)

NET ASSETS—100.00%		$7,674,998,642

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(e)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2006

Security	Shares	Value

COMMON STOCKS—99.76%

ADVERTISING—0.06%
Donnelley (R.H.) Corp.	85,071	$5,336,504

		5,336,504
AEROSPACE & DEFENSE—1.18%
Alliant Techsystems Inc.(a)	27,551	2,154,213
Armor Holdings Inc.(a)	38,560	2,115,016
DRS Technologies Inc.	35,806	1,886,260
General Dynamics Corp.	521,804	38,796,127
Goodrich Corp.	11,033	502,553
L-3 Communications Holdings Inc.	146,324	11,966,377
Northrop Grumman Corp.	411,895	27,885,291
Raytheon Co.	299,353	15,805,838
Spirit AeroSystems Holdings Inc. Class A(a)	19,414	649,787
United Technologies Corp.	111,087	6,945,159

		108,706,621
AGRICULTURE—1.97%
Altria Group Inc.	1,473,636	126,467,442
Archer-Daniels-Midland Co.	845,894	27,034,772
Loews Corp.-Carolina Group	120,575	7,803,614
Reynolds American Inc.	221,964	14,531,983
UST Inc.	92,477	5,382,161

		181,219,972
AIRLINES—0.16%
AMR Corp.(a)	64,369	1,945,875
Southwest Airlines Co.	435,798	6,676,425
UAL Corp.(a)	142,999	6,291,956

		14,914,256
APPAREL—0.23%
Hanesbrands Inc.(a)	57,998	1,369,913
Jones Apparel Group Inc.	145,830	4,875,097
Liz Claiborne Inc.	135,386	5,883,876
VF Corp.	113,516	9,317,393

		21,446,279
AUTO MANUFACTURERS—0.49%
Ford Motor Co.	2,332,794	17,519,283
General Motors Corp.	610,413	18,751,887
PACCAR Inc.	132,888	8,624,431

		44,895,601
AUTO PARTS & EQUIPMENT—0.23%
Autoliv Inc.	107,221	6,465,426
BorgWarner Inc.	68,330	4,032,837
Johnson Controls Inc.	108,860	9,353,251
TRW Automotive Holdings Corp.(a)	56,027	1,449,418

		21,300,932

BANKS—11.60%
Associated Bancorp	171,181	5,970,793
BancorpSouth Inc.	102,174	2,740,307
Bank of America Corp.	5,898,329	314,911,785
Bank of Hawaii Corp.	22,838	1,232,110
Bank of New York Co. Inc. (The)	925,760	36,447,171
BB&T Corp.	706,384	31,031,449
BOK Financial Corp.	28,255	1,553,460
City National Corp.	54,022	3,846,366
Colonial BancGroup Inc. (The)	200,240	5,154,178
Comerica Inc.	209,949	12,319,807
Commerce Bancshares Inc.	90,491	4,380,670
Compass Bancshares Inc.	166,923	9,956,957
Cullen/Frost Bankers Inc.	41,895	2,338,579
East West Bancorp Inc.	6,214	220,100
Fifth Third Bancorp	617,210	25,262,405
First Citizens BancShares Inc. Class A	7,817	1,584,037
First Horizon National Corp.	159,341	6,657,267
Fulton Financial Corp.	225,108	3,759,304
Huntington Bancshares Inc.	317,088	7,530,840
KeyCorp	522,471	19,869,572
M&T Bank Corp.	98,276	12,005,396
Marshall & Ilsley Corp.	327,220	15,742,554
Mellon Financial Corp.	55,435	2,336,585
Mercantile Bankshares Corp.	159,316	7,454,396
National City Corp.	771,305	28,198,911
Northern Trust Corp.	15,470	938,874
PNC Financial Services Group	382,594	28,327,260
Popular Inc.	360,252	6,466,523
Regions Financial Corp.	946,230	35,389,002
Sky Financial Group Inc.	130,777	3,732,376
South Financial Group Inc. (The)	97,488	2,592,206
State Street Corp.	26,910	1,814,810
SunTrust Banks Inc.	469,987	39,690,402
Synovus Financial Corp.	195,017	6,012,374
TCF Financial Corp.	105,299	2,887,299
TD Banknorth Inc.	130,714	4,219,448
U.S. Bancorp	2,300,521	83,255,855
UnionBanCal Corp.	69,370	4,248,912
Valley National Bancorp	151,064	4,004,707
Wachovia Corp.	2,238,727	127,495,503
Webster Financial Corp.	68,488	3,336,735
Wells Fargo & Co.	3,687,112	131,113,703
Whitney Holding Corp.	84,576	2,758,869
Wilmington Trust Corp.	88,478	3,731,117
Zions Bancorporation	137,190	11,309,944

		1,065,830,918
BEVERAGES—0.91%
Anheuser-Busch Companies Inc.	359,631	17,693,845
Coca-Cola Co. (The)	890,232	42,953,694
Coca-Cola Enterprises Inc.	394,647	8,058,692
Constellation Brands Inc. Class A(a)	211,244	6,130,301
Molson Coors Brewing Co. Class B	63,128	4,825,504
Pepsi Bottling Group Inc.	86,556	2,675,446
PepsiAmericas Inc.	80,313	1,684,967

		84,022,449
BIOTECHNOLOGY—0.20%
Biogen Idec Inc.(a)	224,480	11,042,171
Charles River Laboratories International Inc.(a)	61,844	2,674,753

Invitrogen Corp.(a)	39,735	2,248,604
Millennium Pharmaceuticals Inc.(a)	187,212	2,040,611

		18,006,139
BUILDING MATERIALS—0.12%
Lennox International Inc.	73,700	2,255,957
Masco Corp.	202,544	6,049,989
USG Corp.(a)	54,000	2,959,200

		11,265,146
CHEMICALS—1.77%
Air Products & Chemicals Inc.	255,873	17,982,754
Airgas Inc.	5,278	213,865
Albemarle Corp.	50,702	3,640,404
Ashland Inc.	82,545	5,710,463
Cabot Corp.	48,213	2,100,640
Celanese Corp. Class A	45,049	1,165,868
Chemtura Corp.	309,516	2,980,639
Cytec Industries Inc.	53,172	3,004,750
Dow Chemical Co. (The)	1,243,058	49,647,737
Du Pont (E.I.) de Nemours and Co.	237,018	11,545,147
Eastman Chemical Co.	105,734	6,271,084
FMC Corp.	50,525	3,867,689
Huntsman Corp.(a)	33,709	639,460
International Flavors & Fragrances Inc.	37,605	1,848,662
Lubrizol Corp.	88,182	4,420,564
Lyondell Chemical Co.	280,410	7,170,084
Mosaic Co. (The)(a)(b)	190,064	4,059,767
PPG Industries Inc.	186,913	12,001,684
Rohm & Haas Co.	176,885	9,042,361
RPM International Inc.	152,777	3,191,512
Sherwin-Williams Co. (The)	56,950	3,620,881
Sigma-Aldrich Corp.	49,435	3,842,088
Valspar Corp. (The)	131,038	3,621,890
Westlake Chemical Corp.	17,525	549,934

		162,139,927
COMMERCIAL SERVICES—0.48%
ADESA Inc.	115,809	3,213,700
Avis Budget Group Inc.	111,302	2,414,140
Convergys Corp.(a)	170,732	4,060,007
Corrections Corp. of America(a)	26,406	1,194,343
Donnelley (R.R.) & Sons Co.	279,380	9,929,165
Equifax Inc.	17,337	703,882
Hertz Global Holdings Inc.(a)	35,403	615,658
Hewitt Associates Inc. Class A(a)	130,183	3,352,212
Laureate Education Inc.(a)	8,834	429,597
Manpower Inc.	16,027	1,200,903
McKesson Corp.	118,771	6,021,690
Quanta Services Inc.(a)	76,462	1,504,008
Service Corp. International	381,293	3,908,253
ServiceMaster Co. (The)	261,594	3,429,497
United Rentals Inc.(a)	83,071	2,112,496

		44,089,551
COMPUTERS—1.61%
Affiliated Computer Services Inc. Class A(a)	85,199	4,161,119
Cadence Design Systems Inc.(a)	58,136	1,041,216
Ceridian Corp.(a)	17,597	492,364
Computer Sciences Corp.(a)	221,992	11,847,713
Diebold Inc.	17,301	806,227
Electronic Data Systems Corp.	294,219	8,105,733
EMC Corp.(a)	344,711	4,550,185

Hewlett-Packard Co.	1,427,154	58,784,473
International Business Machines Corp.	182,368	17,717,051
Lexmark International Inc. Class A(a)	30,066	2,200,831
NCR Corp.(a)	185,904	7,949,255
Riverbed Technology Inc.(a)(b)	4,260	130,782
Sun Microsystems Inc.(a)	4,127,814	22,372,752
Synopsys Inc.(a)	169,687	4,535,733
Unisys Corp.(a)	442,195	3,466,809

		148,162,243
COSMETICS & PERSONAL CARE—2.42%
Alberto-Culver Co.	79,520	1,705,704
Bare Escentuals Inc.(a)	7,365	228,831
Colgate-Palmolive Co.	69,355	4,524,720
Procter & Gamble Co.	3,363,352	216,162,633

		222,621,888
DISTRIBUTION & WHOLESALE—0.21%
Genuine Parts Co.	223,208	10,586,755
Grainger (W.W.) Inc.	28,149	1,968,741
Ingram Micro Inc. Class A(a)	181,927	3,713,130
Tech Data Corp.(a)	72,140	2,731,942

		19,000,568
DIVERSIFIED FINANCIAL SERVICES—12.05%
AmeriCredit Corp.(a)	113,760	2,863,339
Ameriprise Financial Inc.	277,681	15,133,614
Bear Stearns Companies Inc. (The)	155,886	25,375,123
Capital One Financial Corp.	459,424	35,292,952
CIT Group Inc.	257,688	14,371,260
Citigroup Inc.	6,425,338	357,891,327
Countrywide Financial Corp.	785,378	33,339,296
E*TRADE Financial Corp.(a)	41,844	938,142
Edwards (A.G.) Inc.	99,010	6,266,343
Federal Home Loan Mortgage Corp.	442,741	30,062,114
Federal National Mortgage Association	1,253,999	74,475,001
Goldman Sachs Group Inc. (The)	120,312	23,984,197
IndyMac Bancorp Inc.	71,772	3,241,224
Janus Capital Group Inc.	127,177	2,745,751
Jefferies Group Inc.	153,653	4,120,973
JPMorgan Chase & Co.	4,490,871	216,909,069
Legg Mason Inc.	72,361	6,877,913
Lehman Brothers Holdings Inc.	602,793	47,090,189
Merrill Lynch & Co. Inc.	975,303	90,800,709
Morgan Stanley	1,233,533	100,446,592
Nelnet Inc. Class A(a)	3,082	84,324
NYMEX Holdings Inc.(a)(b)	4,789	593,884
NYSE Group Inc.(a)(b)	99,181	9,640,393
Raymond James Financial Inc.	117,437	3,559,516
Student Loan Corp. (The)	5,150	1,067,595

		1,107,170,840
ELECTRIC—5.64%
Alliant Energy Corp.	151,956	5,739,378
Ameren Corp.	265,427	14,261,393
American Electric Power Co. Inc.	509,180	21,680,884
CenterPoint Energy Inc.	402,573	6,674,660
CMS Energy Corp.(a)	286,584	4,785,953
Consolidated Edison Inc.	317,717	15,272,656
Constellation Energy Group Inc.	201,953	13,908,503
Dominion Resources Inc.	449,220	37,662,605
DPL Inc.	121,115	3,364,575
DTE Energy Co.	229,791	11,124,182

Duke Energy Corp.	1,597,690	53,059,285
Dynegy Inc. Class A(a)	487,609	3,530,289
Edison International	421,128	19,152,901
Energy East Corp.	191,229	4,742,479
Entergy Corp.	268,786	24,814,324
Exelon Corp.	133,062	8,235,207
FirstEnergy Corp.	426,362	25,709,629
FPL Group Inc.	522,536	28,436,409
Great Plains Energy Inc.	103,121	3,279,248
Hawaiian Electric Industries Inc.(b)	104,503	2,837,256
MDU Resources Group Inc.	232,953	5,972,915
Mirant Corp.(a)	330,937	10,447,681
Northeast Utilities	198,852	5,599,672
NRG Energy Inc.(a)	114,668	6,422,555
NSTAR	138,349	4,753,672
OGE Energy Corp.	117,606	4,704,240
Pepco Holdings Inc.	246,394	6,408,708
PG&E Corp.	448,766	21,240,095
Pinnacle West Capital Corp.	128,420	6,509,610
PPL Corp.	491,830	17,627,187
Progress Energy Inc.	327,002	16,049,258
Public Service Enterprise Group Inc.	325,044	21,576,421
Puget Energy Inc.	150,566	3,818,354
Reliant Energy Inc.(a)	397,070	5,642,365
SCANA Corp.	149,295	6,064,363
Sierra Pacific Resources Corp.(a)	285,159	4,799,226
Southern Co. (The)	959,135	35,353,716
TECO Energy Inc.	270,517	4,661,008
Wisconsin Energy Corp.	151,234	7,177,566
WPS Resources Corp.	55,441	2,995,477
Xcel Energy Inc.	524,188	12,087,775

		518,183,680
ELECTRICAL COMPONENTS & EQUIPMENT—0.12%
American Power Conversion Corp.	134,918	4,127,142
Emerson Electric Co.	65,788	2,900,593
Energizer Holdings Inc.(a)	14,822	1,052,214
Hubbell Inc. Class B	56,586	2,558,253

		10,638,202
ELECTRONICS—0.34%
Applera Corp.-Applied Biosystems Group	46,521	1,706,855
Arrow Electronics Inc.(a)	135,960	4,289,538
Avnet Inc.(a)	88,834	2,267,932
AVX Corp.	35,779	529,171
Gentex Corp.	17,033	265,033
PerkinElmer Inc.	78,450	1,743,943
Sanmina-SCI Corp.(a)	411,597	1,420,010
Solectron Corp.(a)	625,952	2,015,565
Symbol Technologies Inc.	64,668	966,140
Tektronix Inc.	30,875	900,624
Thermo Fisher Scientific Inc.(a)	279,039	12,637,676
Vishay Intertechnology Inc.(a)	171,305	2,319,470

		31,061,957
ENGINEERING & CONSTRUCTION—0.07%
KBR Inc.(a)	19,661	514,332
Shaw Group Inc. (The)(a)	103,528	3,468,188
URS Corp.(a)	62,210	2,665,698

		6,648,218
ENTERTAINMENT—0.05%
DreamWorks Animation SKG Inc. Class A(a)	19,469	574,141

International Speedway Corp. Class A	45,331	2,313,694
Warner Music Group Corp.	55,033	1,263,007

		4,150,842
ENVIRONMENTAL CONTROL—0.08%
Allied Waste Industries Inc.(a)	305,373	3,753,034
Republic Services Inc.	8,636	351,226
Waste Management Inc.	77,353	2,844,270

		6,948,530
FOOD—1.71%
Campbell Soup Co.	131,016	5,095,212
ConAgra Foods Inc.	671,348	18,126,396
Corn Products International Inc.	96,217	3,323,335
Dean Foods Co.(a)	175,831	7,434,135
Del Monte Foods Co.	257,158	2,836,453
General Mills Inc.	408,059	23,504,198
Heinz (H.J.) Co.	187,068	8,419,931
Hershey Co. (The)	27,330	1,361,034
Hormel Foods Corp.	95,148	3,552,826
Kellogg Co.	83,630	4,186,518
Kraft Foods Inc.	272,713	9,735,854
Kroger Co.	817,530	18,860,417
McCormick & Co. Inc. NVS	35,917	1,384,960
Safeway Inc.	581,829	20,108,010
Sara Lee Corp.	465,776	7,932,165
Smithfield Foods Inc.(a)	127,169	3,263,157
Smucker (J.M.) Co. (The)	75,079	3,639,079
SUPERVALU Inc.	264,545	9,457,484
Tyson Foods Inc. Class A	286,571	4,714,093

		156,935,257
FOREST PRODUCTS & PAPER—0.82%
International Paper Co.	587,868	20,046,299
Louisiana-Pacific Corp.	136,748	2,944,184
MeadWestvaco Corp.	234,182	7,039,511
Plum Creek Timber Co. Inc.	238,276	9,495,299
Rayonier Inc.	90,208	3,703,038
Smurfit-Stone Container Corp.(a)	330,052	3,485,349
Temple-Inland Inc.	142,934	6,579,252
Weyerhaeuser Co.	318,269	22,485,705

		75,778,637
GAS—0.64%
AGL Resources Inc.	100,977	3,929,015
Atmos Energy Corp.	104,545	3,336,031
Energen Corp.	95,188	4,468,125
KeySpan Corp.	226,196	9,314,751
NiSource Inc.	352,392	8,492,647
Sempra Energy	334,917	18,768,749
Southern Union Co.	138,025	3,857,799
UGI Corp.	136,594	3,726,284
Vectren Corp.	98,111	2,774,579

		58,667,980
HAND & MACHINE TOOLS—0.09%
Black & Decker Corp.	7,144	571,306
Kennametal Inc.	51,011	3,001,997
Snap-On Inc.	65,920	3,140,429
Stanley Works (The)	31,344	1,576,290

		8,290,022

HEALTH CARE-PRODUCTS—0.39%
Bausch & Lomb Inc.	58,273	3,033,692
Beckman Coulter Inc.	6,603	394,859
Cooper Companies Inc.	28,623	1,273,723
Hillenbrand Industries Inc.	45,692	2,601,246
Johnson & Johnson	436,306	28,804,922

		36,108,442
HEALTH CARE-SERVICES—0.72%
Aetna Inc.	338,717	14,625,800
Community Health Systems Inc.(a)	49,282	1,799,779
Health Management Associates Inc. Class A	231,739	4,892,010
Health Net Inc.(a)	11,609	564,894
LifePoint Hospitals Inc.(a)	48,077	1,620,195
Tenet Healthcare Corp.(a)	193,394	1,347,956
Triad Hospitals Inc.(a)	94,246	3,942,310
Universal Health Services Inc. Class B	45,298	2,510,868
WellPoint Inc.(a)	444,913	35,010,204

		66,314,016
HOLDING COMPANIES-DIVERSIFIED—0.06%
Leucadia National Corp.	211,299	5,958,632

		5,958,632
HOME BUILDERS—0.36%
Beazer Homes USA Inc.	25,976	1,221,132
Centex Corp.	85,540	4,813,336
Horton (D.R.) Inc.	187,163	4,957,948
KB Home	50,286	2,578,666
Lennar Corp. Class A	105,330	5,525,612
M.D.C. Holdings Inc.	24,732	1,410,961
Pulte Homes Inc.	138,866	4,599,242
Ryland Group Inc.	35,127	1,918,637
Standard-Pacific Corp.	53,020	1,420,406
Toll Brothers Inc.(a)	134,504	4,335,064

		32,781,004
HOME FURNISHINGS—0.08%
Whirlpool Corp.	94,122	7,814,008

		7,814,008
HOUSEHOLD PRODUCTS & WARES—0.46%
Clorox Co. (The)	195,038	12,511,688
Fortune Brands Inc.	124,540	10,634,471
Jarden Corp.(a)	33,697	1,172,319
Kimberly-Clark Corp.	249,593	16,959,844
Scotts Miracle-Gro Co. (The) Class A	15,134	781,671

		42,059,993
HOUSEWARES—0.04%
Newell Rubbermaid Inc.	138,211	4,001,208

		4,001,208
INSURANCE—8.09%
Alleghany Corp.(a)	6,259	2,275,772
Allstate Corp. (The)	821,224	53,469,895
Ambac Financial Group Inc.	125,034	11,136,778
American Financial Group Inc.	109,972	3,949,095
American International Group Inc.	2,473,980	177,285,407
American National Insurance Co.	18,385	2,097,912
Aon Corp.	411,902	14,556,617
Assurant Inc.	166,747	9,212,772
Berkley (W.R.) Corp.	96,295	3,323,141
Chubb Corp.	536,295	28,375,368

CIGNA Corp.	132,606	17,446,971
Cincinnati Financial Corp.	201,405	9,125,661
CNA Financial Corp.(a)	27,592	1,112,509
Conseco Inc.(a)	196,423	3,924,532
Erie Indemnity Co. Class A	63,901	3,704,980
Fidelity National Financial Inc.	276,793	6,609,817
First American Corp.	111,105	4,519,751
Gallagher (Arthur J.) & Co.	86,793	2,564,733
Genworth Financial Inc. Class A	589,446	20,164,948
Hanover Insurance Group Inc. (The)	41,838	2,041,694
Hartford Financial Services Group Inc. (The)	391,758	36,554,939
HCC Insurance Holdings Inc.	66,254	2,126,091
Lincoln National Corp.	363,425	24,131,420
Loews Corp.	573,017	23,763,015
Markel Corp.(a)	10,238	4,915,264
Marsh & McLennan Companies Inc.	710,171	21,773,843
MBIA Inc.	174,148	12,723,253
Mercury General Corp.	34,089	1,797,513
MetLife Inc.	598,157	35,297,245
MGIC Investment Corp.	107,344	6,713,294
Nationwide Financial Services Inc.	63,453	3,439,153
Old Republic International Corp.	297,176	6,918,257
Philadelphia Consolidated Holding Corp.(a)	12,598	561,367
PMI Group Inc. (The)	102,754	4,846,906
Principal Financial Group Inc.	334,026	19,607,326
Progressive Corp. (The)	738,384	17,883,660
Protective Life Corp.	90,615	4,304,212
Prudential Financial Inc.	545,015	46,794,988
Radian Group Inc.	106,717	5,753,113
Reinsurance Group of America Inc.	37,505	2,089,028
SAFECO Corp.	154,079	9,637,641
St. Paul Travelers Companies Inc.	899,961	48,318,906
StanCorp Financial Group Inc.	70,595	3,180,305
Torchmark Corp.	129,610	8,263,934
Transatlantic Holdings Inc.	22,089	1,371,727
Unitrin Inc.	61,652	3,089,382
UnumProvident Corp.	442,792	9,201,218
Wesco Financial Corp.	1,846	849,160

		742,804,513
INTERNET—0.33%
Expedia Inc.(a)	255,663	5,363,810
IAC/InterActiveCorp(a)	138,772	5,156,768
Liberty Media Holding Corp.-Liberty Interactive Group Series A(a)	199,164	4,295,968
McAfee Inc.(a)	15,441	438,216
Symantec Corp.(a)	687,675	14,338,024
VeriSign Inc.(a)	19,664	472,919

		30,065,705
INVESTMENT COMPANIES—0.16%
Allied Capital Corp.(b)	181,123	5,919,100
American Capital Strategies Ltd.	183,847	8,504,762

		14,423,862
IRON & STEEL—0.45%
Carpenter Technology Corp.	2,147	220,110
Nucor Corp.	402,764	22,015,080
Reliance Steel & Aluminum Co.	84,709	3,335,840
Steel Dynamics Inc.	118,799	3,855,028
United States Steel Corp.	159,126	11,638,476

		41,064,534

LEISURE TIME—0.09%
Brunswick Corp.	99,673	3,179,569
Sabre Holdings Corp.	172,000	5,485,080

		8,664,649
LODGING—0.17%
Harrah’s Entertainment Inc.	62,662	5,183,401
Starwood Hotels & Resorts Worldwide Inc.	46,728	2,920,500
Wyndham Worldwide Corp.(a)	223,035	7,141,581

		15,245,482
MACHINERY—0.45%
AGCO Corp.(a)	108,744	3,364,539
Cummins Inc.	11,028	1,303,289
Deere & Co.	303,184	28,823,703
Flowserve Corp.(a)	61,900	3,124,093
Terex Corp.(a)	68,207	4,404,808

		41,020,432
MANUFACTURING—3.74%
Brink’s Co. (The)	13,825	883,694
Carlisle Companies Inc.	5,929	465,426
Crane Co.	68,391	2,505,846
Dover Corp.	27,393	1,342,805
Eastman Kodak Co.	371,333	9,580,391
Eaton Corp.	194,145	14,588,055
General Electric Co.	6,908,139	257,051,852
Honeywell International Inc.	585,386	26,482,863
ITT Industries Inc.	79,539	4,519,406
Leggett & Platt Inc.	105,363	2,518,176
Pall Corp.	132,286	4,570,481
Parker Hannifin Corp.	89,125	6,851,930
Pentair Inc.	81,524	2,559,854
SPX Corp.	77,116	4,716,415
Teleflex Inc.	52,110	3,364,222
Textron Inc.	11,071	1,038,128
Trinity Industries Inc.	6,055	213,136

		343,252,680
MEDIA—4.02%
Cablevision Systems Corp.	139,557	3,974,583
CBS Corp. Class B	869,694	27,117,059
Clear Channel Communications Inc.	650,490	23,118,415
Comcast Corp. Class A(a)	1,246,351	52,758,038
CTC Media Inc.(a)	12,465	299,285
Discovery Holding Co. Class A(a)	260,794	4,196,176
Gannett Co. Inc.	307,396	18,585,162
Hearst-Argyle Television Inc.	34,084	869,142
Idearc Inc.(a)	188,879	5,411,384
Liberty Global Inc. Class A(a)	330,723	9,640,575
Liberty Media Holding Corp.-Liberty Capital Group Series A(a)	181,581	17,791,306
McClatchy Co. (The) Class A	65,685	2,844,161
New York Times Co. Class A	171,348	4,174,037
News Corp. Class A	958,332	20,584,971
Time Warner Inc.	4,796,013	104,457,163
Tribune Co.	235,512	7,249,059
Univision Communications Inc. Class A(a)	88,349	3,129,322
Walt Disney Co. (The)	1,714,195	58,745,463
Washington Post Co. (The) Class B	5,804	4,327,462

		369,272,763

METAL FABRICATE & HARDWARE—0.08%
Commercial Metals Co.	155,940	4,023,252
Timken Co. (The)	100,059	2,919,722

		6,942,974
MINING—0.65%
Alcoa Inc.	678,195	20,352,632
Freeport-McMoRan Copper & Gold Inc.	112,594	6,274,864
Newmont Mining Corp.	29,073	1,312,646
Phelps Dodge Corp.	263,419	31,536,523

		59,476,665
OFFICE & BUSINESS EQUIPMENT—0.29%
Pitney Bowes Inc.	118,598	5,478,042
Xerox Corp.(a)	1,247,728	21,148,990

		26,627,032
OFFICE FURNISHINGS—0.00%
Steelcase Inc. Class A	22,191	402,989

		402,989
OIL & GAS—13.79%
Anadarko Petroleum Corp.	592,655	25,792,346
Apache Corp.	426,991	28,399,171
Cabot Oil & Gas Corp.	63,244	3,835,749
Chesapeake Energy Corp.	536,423	15,583,088
Chevron Corp.	2,864,885	210,654,994
Cimarex Energy Co.	106,465	3,885,972
ConocoPhillips	2,133,462	153,502,591
Devon Energy Corp.	568,723	38,149,939
EOG Resources Inc.	172,140	10,750,143
Exxon Mobil Corp.	7,374,313	565,093,605
Forest Oil Corp.(a)	70,787	2,313,319
Frontier Oil Corp.	67,248	1,932,708
Hess Corp.	312,805	15,505,744
Marathon Oil Corp.	468,490	43,335,325
Murphy Oil Corp.	241,236	12,266,851
Newfield Exploration Co.(a)	166,281	7,640,612
Noble Energy Inc.	229,000	11,237,030
Occidental Petroleum Corp.	1,107,125	54,060,914
Pioneer Natural Resources Co.	158,551	6,292,889
Pogo Producing Co.	74,727	3,619,776
Pride International Inc.(a)	38,759	1,163,158
Rowan Companies Inc.	9,613	319,152
Sunoco Inc.	79,319	4,946,333
Tesoro Corp.	88,659	5,831,102
Valero Energy Corp.	795,526	40,699,110

		1,266,811,621
OIL & GAS SERVICES—0.06%
National Oilwell Varco Inc.(a)	15,013	918,495
SEACOR Holdings Inc.(a)	29,103	2,885,271
Tidewater Inc.	32,773	1,584,902

		5,388,668
PACKAGING & CONTAINERS—0.15%
Bemis Co. Inc.	135,795	4,614,314
Sealed Air Corp.	61,903	4,018,743
Sonoco Products Co.	128,364	4,885,534

		13,518,591
PHARMACEUTICALS—5.10%
Abbott Laboratories	392,613	19,124,179
AmerisourceBergen Corp.	218,690	9,832,302

Bristol-Myers Squibb Co.	1,377,524	36,256,432
Caremark Rx Inc.	44,453	2,538,711
King Pharmaceuticals Inc.(a)	313,899	4,997,272
Lilly (Eli) & Co.	310,084	16,155,376
Medco Health Solutions Inc.(a)	149,995	8,015,733
Merck & Co. Inc.	1,960,575	85,481,070
Omnicare Inc.	80,997	3,128,914
Pfizer Inc.	9,470,670	245,290,353
Watson Pharmaceuticals Inc.(a)	132,407	3,446,554
Wyeth	676,739	34,459,550

		468,726,446
PIPELINES—0.20%
El Paso Corp.	58,422	892,688
Equitable Resources Inc.	20,401	851,742
National Fuel Gas Co.	108,859	4,195,426
ONEOK Inc.	142,533	6,146,023
Questar Corp.	12,719	1,056,313
Williams Companies Inc.	184,929	4,830,345

		17,972,537
REAL ESTATE—0.08%
Realogy Corp.(a)	239,868	7,272,798

		7,272,798
REAL ESTATE INVESTMENT TRUSTS—3.32%
AMB Property Corp.	113,760	6,667,474
Annaly Capital Management Inc.	257,450	3,581,129
Apartment Investment & Management Co. Class A	125,603	7,036,280
Archstone-Smith Trust	276,277	16,082,084
AvalonBay Communities Inc.	96,129	12,501,576
Boston Properties Inc.	147,544	16,507,223
Brandywine Realty Trust	117,888	3,919,776
BRE Properties Inc. Class A	66,197	4,304,129
Camden Property Trust	73,028	5,393,118
CapitalSource Inc.	42,135	1,150,707
CBL & Associates Properties Inc.	83,303	3,611,185
Colonial Properties Trust	59,416	2,785,422
Developers Diversified Realty Corp.	81,655	5,140,182
Douglas Emmett Inc.	77,446	2,059,289
Duke Realty Corp.	174,358	7,131,242
Equity Office Properties Trust	473,273	22,797,560
Equity Residential	376,452	19,104,939
Essex Property Trust Inc.	16,257	2,101,217
Federal Realty Investment Trust	32,854	2,792,590
General Growth Properties Inc.	107,391	5,609,032
Health Care Property Investors Inc.	256,382	9,439,985
Health Care REIT Inc.	80,621	3,468,315
Hospitality Properties Trust	93,269	4,433,076
Host Hotels & Resorts Inc.	668,991	16,423,729
HRPT Properties Trust	272,336	3,363,350
iStar Financial Inc.	163,225	7,805,419
Kimco Realty Corp.	286,166	12,863,162
Liberty Property Trust(b)	115,576	5,679,405
Mack-Cali Realty Corp.	80,691	4,115,241
New Century Financial Corp.	59,418	1,877,015
New Plan Excel Realty Trust Inc.	135,611	3,726,590
ProLogis	316,640	19,242,213
Public Storage Inc.	58,904	5,743,140
Reckson Associates Realty Corp.	107,665	4,909,524
Regency Centers Corp.	88,829	6,943,763
Simon Property Group Inc.	127,040	12,867,882

Taubman Centers Inc.	31,351	1,594,512
Thornburg Mortgage Inc.(b)	145,161	3,647,896
Ventas Inc.	53,811	2,277,282
Vornado Realty Trust	169,093	20,544,799
Weingarten Realty Investors	78,405	3,615,255

		304,857,707
RETAIL—2.03%
AnnTaylor Stores Corp.(a)	6,938	227,844
AutoNation Inc.(a)	203,962	4,348,470
Barnes & Noble Inc.	52,069	2,067,660
BJ’s Wholesale Club Inc.(a)	86,985	2,706,103
Circuit City Stores Inc.	20,112	381,726
Costco Wholesale Corp.	196,148	10,370,345
CVS Corp.	100,912	3,119,190
Dillard’s Inc. Class A	80,676	2,821,240
Dollar General Corp.	27,128	435,676
Dollar Tree Stores Inc.(a)	122,415	3,684,691
Family Dollar Stores Inc.	93,101	2,730,652
Federated Department Stores Inc.	653,271	24,909,223
Foot Locker Inc.	178,792	3,920,909
Gap Inc. (The)	319,104	6,222,528
Home Depot Inc.	208,107	8,357,577
McDonald’s Corp.	1,586,491	70,329,146
OfficeMax Inc.	92,014	4,568,495
OSI Restaurant Partners Inc.	39,765	1,558,788
RadioShack Corp.	40,908	686,436
Rite Aid Corp.(a)	681,919	3,709,639
Saks Inc.	176,595	3,146,923
Sally Beauty Co. Inc.(a)	79,520	620,256
Sears Holdings Corp.(a)	110,276	18,518,649
Tiffany & Co.	72,850	2,858,634
United Auto Group Inc.	62,535	1,473,950
Wendy’s International Inc.	88,955	2,943,521

		186,718,271
SAVINGS & LOANS—0.96%
Astoria Financial Corp.	117,685	3,549,380
Capitol Federal Financial	28,446	1,092,895
Hudson City Bancorp Inc.	376,785	5,229,776
New York Community Bancorp Inc.(b)	381,275	6,138,527
Sovereign Bancorp Inc.	507,159	12,876,767
Washington Federal Inc.	113,344	2,666,984
Washington Mutual Inc.	1,241,782	56,488,663

		88,042,992
SEMICONDUCTORS—0.30%
Atmel Corp.(a)	552,910	3,345,105
Cree Inc.(a)	15,024	260,216
Cypress Semiconductor Corp.(a)	19,404	327,345
Fairchild Semiconductor International Inc. Class A(a)	76,012	1,277,762
Integrated Device Technology Inc.(a)	143,954	2,228,408
International Rectifier Corp.(a)	41,622	1,603,696
Intersil Corp. Class A	102,915	2,461,727
KLA-Tencor Corp.	54,576	2,715,156
LSI Logic Corp.(a)	142,919	1,286,271
Micron Technology Inc.(a)	509,970	7,119,181
Novellus Systems Inc.(a)	99,075	3,410,161
Rambus Inc.(a)	11,670	220,913
Spansion Inc. Class A(a)	46,614	692,684
Teradyne Inc.(a)	58,333	872,662

		27,821,287

SOFTWARE—0.31%
CA Inc.	453,021	10,260,926
Compuware Corp.(a)	455,696	3,795,948
Fair Isaac Corp.	16,158	656,823
Fidelity National Information Services Inc.	217,256	8,709,793
IMS Health Inc.	73,321	2,014,861
Novell Inc.(a)	440,455	2,730,821

		28,169,172
TELECOMMUNICATIONS—6.69%
ADC Telecommunications Inc.(a)	17,194	249,829
Alltel Corp.	502,940	30,417,811
AT&T Inc.	5,025,223	179,651,722
Avaya Inc.(a)	550,518	7,696,242
BellSouth Corp.	2,337,897	110,138,328
CenturyTel Inc.	150,473	6,569,651
Ciena Corp.(a)	84,185	2,332,766
Citizens Communications Co.	248,302	3,568,100
Comverse Technology Inc.(a)	51,025	1,077,138
Crown Castle International Corp.(a)	28,800	930,240
Embarq Corp.	192,579	10,121,952
Juniper Networks Inc.(a)	338,491	6,411,020
Leap Wireless International Inc.(a)	38,254	2,274,965
Motorola Inc.	683,255	14,047,723
NTL Inc.	375,902	9,487,766
Qwest Communications International Inc.(a)(b)	2,042,989	17,099,818
Sprint Nextel Corp.	2,854,888	53,928,834
TeleCorp PCS Inc. Escrow(c)	4,031	0
Telephone & Data Systems Inc.	65,303	3,547,912
Tellabs Inc.(a)	579,727	5,947,999
United States Cellular Corp.(a)	8,533	593,811
Verizon Communications Inc.	3,770,526	140,414,388
Windstream Corp.	573,512	8,155,341

		614,663,356
TEXTILES—0.05%
Mohawk Industries Inc.(a)(b)	60,693	4,543,478

		4,543,478
TOYS, GAMES & HOBBIES—0.19%
Hasbro Inc.	205,420	5,597,695
Mattel Inc.	503,446	11,408,086

		17,005,781
TRANSPORTATION—0.62%
Alexander & Baldwin Inc.	57,146	2,533,854
CSX Corp.	292,771	10,080,104
Kansas City Southern Industries Inc.(a)	61,937	1,794,934
Laidlaw International Inc.	106,193	3,231,453
Norfolk Southern Corp.	235,341	11,835,299
Overseas Shipholding Group Inc.	38,314	2,157,078
Ryder System Inc.	79,079	4,037,774
Swift Transportation Co. Inc.(a)	37,164	976,298
Union Pacific Corp.	189,121	17,402,914
YRC Worldwide Inc.(a)	73,970	2,790,888

		56,840,596
TRUCKING & LEASING—0.01%
GATX Corp.	27,310	1,183,342

		1,183,342

WATER—0.02%
Aqua America Inc.	66,588	1,516,875

		1,516,875

TOTAL COMMON STOCKS
(Cost: $7,874,304,664)		9,162,788,260

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.50%

CERTIFICATES OF DEPOSIT (d)—0.01%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$195,334	195,334
Washington Mutual Bank
5.33%, 03/19/07	697,620	697,620

		892,954
COMMERCIAL PAPER (d)—0.08%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(e)	293,310	289,100
Aspen Funding Corp.
5.26%, 02/21/07(e)	181,381	180,056
Beta Finance Inc.
5.27%, 01/25/07(e)	55,810	55,622
BNP Paribas Finance Inc.
5.12%, 06/06/07	97,667	95,516
CAFCO LLC
5.26%, 01/30/07(e)	139,524	138,953
Cantabric Finance LLC
5.25%-5.26%, 01/25/07-03/06/07(e)	334,857	332,431
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(e)	329,276	325,236
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(e)	27,905	27,868
Curzon Funding LLC
5.24%, 02/27/07(e)	153,058	151,810
Edison Asset Securitization LLC
5.21%, 04/11/07(e)	115,646	113,989
Eureka Securitization
5.26%, 02/09/07(e)	348,810	346,873
Five Finance Inc.
5.22%, 04/20/07(e)	128,362	126,352
General Electric Capital Corp.
5.12%, 06/04/07(e)	209,286	204,736
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(e)	457,638	453,216
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(e)	544,143	532,865
KKR Atlantic Funding Trust
5.32%, 01/03/07(e)	209,286	209,255
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(e)	918,335	912,827
Lockhart Funding LLC
5.28%, 02/09/07(e)	279,048	277,493
Nationwide Building Society
5.21%, 04/13/07(e)	265,095	261,221
Nestle Capital Corp.
5.19%, 08/09/07(e)	167,429	162,143
Norddeutsche Landesbank
5.27%, 02/15/07	265,095	263,390

Polonius Inc.
5.26%, 02/20/07(e)	78,915	78,350
Regency Markets No. 1 LLC
5.32%, 01/22/07(e)	92,736	92,462
Sedna Finance Inc.
5.22%, 04/17/07(e)	159,057	156,636
Societe Generale
5.18%, 05/16/07	697,620	684,169
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(e)	708,078	701,259
Thornburg Mortgage Capital Resources
5.28%, 01/17/07-03/12/07(e)	343,787	341,413
Three Pillars Funding Corp.
5.26%, 02/14/07(e)	163,073	162,048

		7,677,289
MEDIUM-TERM NOTES (d)—0.01%
Bank of America N.A.
5.28%, 04/20/07	69,762	69,762
Cullinan Finance Corp.
5.71%, 06/28/07(e)	209,286	209,286
K2 USA LLC
5.39%, 06/04/07(e)	209,286	209,286
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(e)	326,486	326,486

		814,820
MONEY MARKET FUNDS—0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(f)(g)	8,638,348	8,638,348

		8,638,348
REPURCHASE AGREEMENTS (d)—0.08%
Banc of America Securities LLC, 5.36%, due 1/2/07, maturity value $558,428 (collateralized by non-U.S. Government debt securities, value $575,495, 4.25% to 8.00%, 3/1/08 to 7/15/17).	$558,096	558,096
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $418,822 (collateralized by U.S. Government obligations, value $427,200, 0.00% to 11.00%, 1/1/08 to 1/1/37).	418,572	418,572
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $977,250 (collateralized by non-U.S. Government debt securities, value $1,074,976, 1.00% to 8.84%, 8/3/14 to 12/25/46).	976,667	976,667
BNP Securities Corp., 5.36%, due 1/2/07, maturity value $27,922 (collateralized by non-U.S. Government debt securities, value $29,334, 5.46%, 3/15/08).	27,905	27,905
Citigroup Global Markets Holdings Inc., 5.36%, due 1/2/07, maturity value $977,249 (collateralized by non-U.S. Government debt securities, value $1,026,672, 3.78% to 7.41%, 11/25/19 to 10/25/45).	976,668	976,668

Citigroup Global Markets Holdings Inc., 5.42%, due 1/2/07, maturity value $307,138 (collateralized by non-U.S. Government debt securities, value $342,386, 0.00% to 10.00%, 6/1/28 to 11/16/36).	306,953	306,953
Citigroup Global Markets Holdings Inc., 5.46%, due 1/2/07, maturity value $167,531 (collateralized by non-U.S. Government debt securities, value $186,757, 0.00% to 10.00%, 6/1/28 to 11/16/36).	167,429	167,429
Goldman Sachs & Co. Inc., 5.35%, due 1/2/07, maturity value $558,428 (collateralized by non-U.S. Government debt securities, value $580,710, 0.00% to 10.00%, 1/23/07 to 5/15/44).	558,096	558,096
Goldman Sachs Group Inc., 5.36%, due 1/2/07, maturity value $103,608 (collateralized by non-U.S. Government debt securities, value $107,709, 0.00% to 10.00%, 1/23/07 to 5/15/44).	103,546	103,546
Goldman Sachs Group Inc., 5.46%, due 1/2/07, maturity value $167,531 (collateralized by non-U.S. Government debt securities, value $174,215, 0.00% to 10.00%, 1/23/07 to 5/15/44).	167,429	167,429
Greenwich Capital Markets Inc., 5.46%, due 1/2/07, maturity value $139,609 (collateralized by non-U.S. Government debt securities, value $154,396, 5.58%, 1/8/36).	139,524	139,524
HSBC Securities Inc., 5.36%, due 1/2/07, maturity value $139,607 (collateralized by non-U.S. Government debt securities, value $146,681, 3.16% to 5.32%, 5/15/34 to 6/1/46).	139,524	139,524
JP Morgan Securities Inc., 5.41%, due 1/2/07, maturity value $69,804 (collateralized by non-U.S. Government debt securities, value $73,341, 5.75% to 8.75%, 10/1/08 to 9/15/25).	69,762	69,762
Lehman Brothers Holdings Inc., 5.36%, due 1/2/07, maturity value $558,428 (collateralized by non-U.S. Government debt securities, value $575,502, 3.34% to 8.75%, 6/15/07 to 12/1/66).	558,096	558,096
Lehman Brothers Holdings Inc., 5.44%, due 1/2/07, maturity value $209,413 (collateralized by non-U.S. Government debt securities, value $215,696, 5.50% to 8.88%, 4/15/11 to 12/1/66).	209,286	209,286
Merrill Lynch & Co. Inc., 5.36%, due 1/2/07, maturity value $558,428 (collateralized by non-U.S. Government debt securities, value $576,620, 0.00% to 10.13%, 6/15/07 to 9/1/26).	558,096	558,096
Merrill Lynch & Co. Inc., 5.44%, due 1/2/07, maturity value $279,217 (collateralized by non-U.S. Government debt securities, value $287,594, 4.37% to 7.75%, 3/3/08 to 12/1/25).	279,048	279,048
Morgan Stanley, 5.36%, due 1/2/07, maturity value $279,214 (collateralized by non-U.S. Government debt securities, value $290,690, 0.00% to 10.00%, 1/1/07 to 12/31/37).	279,048	279,048
Morgan Stanley, 5.51%, due 6/4/07, maturity value $199,967 (collateralized by non-U.S. Government debt securities, value $205,182, 0.00% to 10.00%, 1/1/07 to 12/31/37).(h)	195,333	195,333

Wachovia Capital, 5.38%, due 1/2/07, maturity value $893,487 (collateralized by non-U.S. Government debt securities, value $938,672, 3.86% to 8.17%, 8/15/13 to 10/17/44).	892,953	892,953

		7,582,031
TIME DEPOSITS (d)—0.00%
Bank of America N.A.
5.13%, 01/02/07	13,355	13,355

		13,355
VARIABLE & FLOATING RATE NOTES (d)—0.23%
Allstate Life Global Funding II
5.33%-5.43%, 11/02/07-01/25/08(e)	714,362	714,438
American Express Bank
5.32%, 02/28/07	279,048	279,048
American Express Centurion Bank
5.44%, 07/19/07	306,953	307,147
American Express Credit Corp.
5.45%, 07/05/07	83,714	83,743
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	34,914	34,914
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(e)	209,286	209,286
ASIF Global Financing
5.41%, 05/03/07(e)	27,905	27,910
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(e)	181,381	181,381
Bank of Ireland
5.33%-5.35%, 08/14/07-12/20/07(e)	404,619	404,630
Beta Finance Inc.
5.32%-5.41%, 04/25/07-07/25/07(e)	711,572	711,594
BMW US Capital LLC
5.35%, 01/15/08(e)	279,048	279,048
BNP Paribas
5.35%, 11/19/07(e)	516,238	516,238
Carlyle Loan Investment Ltd.
5.40%, 04/13/07-07/15/07(e)	203,705	203,705
CC USA Inc.
5.37%, 07/30/07(e)	139,524	139,535
Commodore CDO Ltd.
5.44%, 12/12/07(e)	69,762	69,762
Credit Agricole SA
5.34%, 11/23/07	279,048	279,048
Credit Suisse First Boston NY
5.38%, 04/24/07	139,524	139,526
Cullinan Finance Corp.
5.36%, 04/25/07(e)	69,762	69,762
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(e)	40,312	40,312
DEPFA Bank PLC
5.40%, 09/14/07	279,048	279,048
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(e)	320,905	320,916
Eli Lilly Services Inc.
5.34%, 12/31/07(e)	186,264	186,264
Fifth Third Bancorp
5.33%, 12/21/07(e)	558,096	558,096

Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(e)	181,381	181,367
General Electric Capital Corp.
5.31%-5.48%, 07/09/07-01/24/08(e)	293,000	293,042
Granite Master Issuer PLC
5.32%, 08/20/07(e)	976,667	976,667
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(e)	641,810	635,668
Hartford Life Global Funding Trust
5.37%-5.41%, 07/13/07-01/15/08	418,572	418,611
HBOS Treasury Services PLC
5.46%, 10/24/07(e)	279,048	279,048
Holmes Financing PLC
5.32%, 07/16/07(e)	488,334	488,334
JPMorgan Chase & Co.
5.32%-5.45%, 07/27/07-08/02/07(h)	767,382	767,382
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(e)	209,286	209,281
Kestrel Funding LLC
5.33%, 07/11/07(e)	111,619	111,613
Kommunalkredit Austria AG
5.35%, 01/09/08(e)	167,429	167,429
Leafs LLC
5.35%, 01/22/07-02/20/07(e)	290,664	290,664
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(e)	306,953	306,942
Lothian Mortgages Master Issuer PLC
5.32%, 04/24/07(e)	110,504	110,504
Marshall & Ilsley Bank
5.35%, 01/15/08	153,476	153,476
Master Funding LLC
5.38%, 04/25/07-05/25/07(e)	505,001	505,001
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(h)	306,953	306,953
Metropolitan Life Global Funding I
5.36%, 02/08/07(e)	418,572	418,572
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(e)(h)	27,905	27,905
Mound Financing PLC
5.32%, 05/08/07(e)	262,305	262,305
Natexis Banques Populaires
5.35%-5.37%, 02/05/07-01/15/08(e)	1,004,572	1,004,565
National City Bank of Indiana
5.35%, 05/21/07	139,524	139,528
Nationwide Building Society
5.38%-5.49%, 02/08/07-10/26/07(e)	920,858	920,996
Newcastle Ltd.
5.37%, 04/24/07(e)	98,364	98,355
Northern Rock PLC
5.39%, 08/03/07(e)	334,857	334,862
Northlake CDO I
5.42%, 09/06/07(e)	83,714	83,714
Pricoa Global Funding I
5.34%, 11/27/07	376,715	376,715
Principal Life Global Funding I
5.80%, 02/08/07	125,572	125,631
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(e)	404,619	404,615
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(e)	279,048	279,048
Strips III LLC
5.40%, 07/24/07(e)	60,403	60,403

SunTrust Bank
5.32%, 05/01/07	279,048	279,053
Tango Finance Corp.
5.30%-5.35%, 04/25/07-07/16/07(e)	680,877	680,843
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(e)	460,429	460,429
Wachovia Asset Securitization Inc.
5.34%, 01/25/07(e)	340,957	340,957
Wachovia Bank N.A.
5.36%, 05/22/07	558,096	558,096
Wal-Mart Stores Inc.
5.50%, 07/16/07(e)	209,286	209,361
Wells Fargo & Co.
5.36%, 11/15/07(e)	139,524	139,531
WhistleJacket Capital Ltd.
5.31%-5.35%, 04/18/07-06/13/0(e)	209,286	209,286
White Pine Finance LLC
5.31%-5.32%, 05/22/07-08/20/0(e)	837,143	837,037
Wind Master Trust
5.34%, 07/25/07(e)	111,619	111,619

		20,600,759

TOTAL SHORT-TERM INVESTMENTS
(Cost: $46,219,556)		46,219,556

TOTAL INVESTMENTS IN SECURITIES—100.26%
(Cost: $7,920,524,220)		9,209,007,816
Other Assets, Less Liabilities—(0.26)%		(23,946,950)

NET ASSETS—100.00%		$9,185,060,866

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(e)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2006

Security	Shares	Value

COMMON STOCKS—99.90%

ADVERTISING—0.33%
ADVO Inc.	294,456	$9,599,266
Catalina Marketing Corp.	428,699	11,789,222
Gaiam Inc.(a)	149,891	2,050,509
inVentiv Health Inc.(a)	270,899	9,576,280
Marchex Inc. Class B(a)(b)	213,319	2,854,208
SITEL Corp.(a)	543,947	2,295,456
ValueVision Media Inc. Class A(a)	282,507	3,712,142

		41,877,083
AEROSPACE & DEFENSE—1.16%
AAR Corp.(a)	338,456	9,879,531
Argon ST Inc.(a)	118,780	2,558,521
BE Aerospace Inc.(a)	718,074	18,440,140
Curtiss-Wright Corp.	406,252	15,063,824
EDO Corp.	154,423	3,666,002
Esterline Technologies Corp.(a)	235,701	9,482,251
GenCorp Inc.(a)	513,621	7,200,966
HEICO Corp.	190,928	7,413,734
Herley Industries Inc.(a)	134,614	2,179,401
Innovative Solutions & Support Inc.(a)	111,052	1,891,216
K&F Industries Holdings Inc.(a)	174,156	3,955,083
Kaman Corp.	222,789	4,988,246
Moog Inc. Class A(a)	341,116	13,027,220
MTC Technologies Inc.(a)	94,109	2,216,267
Orbital Sciences Corp.(a)	553,571	10,207,849
Sequa Corp. Class A(a)	62,329	7,171,575
Teledyne Technologies Inc.(a)	317,791	12,752,953
TransDigm Group Inc.(a)	103,048	2,731,802
Triumph Group Inc.	148,015	7,760,426
United Industrial Corp.	87,234	4,427,125

		147,014,132
AGRICULTURE—0.41%
Alico Inc.	35,389	1,791,745
Alliance One International Inc.(a)	880,705	6,217,777
Andersons Inc.	131,014	5,553,683
Delta & Pine Land Co.	330,386	13,364,114
Maui Land & Pineapple Co. Inc.(a)	32,175	1,091,376
Tejon Ranch Co.(a)	101,097	5,645,256
Universal Corp.	238,950	11,710,939
Vector Group Ltd.(b)	365,339	6,484,767

		51,859,657
AIRLINES—0.60%
AirTran Holdings Inc.(a)(b)	842,106	9,886,324
Alaska Air Group Inc.(a)	368,150	14,541,925
ExpressJet Holdings Inc.(a)	460,217	3,727,758
Frontier Airlines Holdings Inc.(a)(b)	335,900	2,485,660

JetBlue Airways Corp.(a)	1,610,828	22,873,757
Mesa Air Group Inc.(a)	318,575	2,730,188
Republic Airways Holdings Inc.(a)	302,134	5,069,809
SkyWest Inc.	590,532	15,064,471

		76,379,892
APPAREL—1.58%
Carter’s Inc.(a)	450,922	11,498,511
Cherokee Inc.	71,894	3,084,972
Columbia Sportswear Co.	122,300	6,812,110
Crocs Inc.(a)(b)	92,271	3,986,107
Deckers Outdoor Corp.(a)	101,244	6,069,578
Guess? Inc.(a)	194,427	12,332,505
Gymboree Corp.(a)	308,792	11,783,503
Hartmarx Corp.(a)	294,523	2,079,332
Iconix Brand Group Inc.(a)	429,962	8,336,963
Kellwood Co.	237,657	7,728,606
K-Swiss Inc. Class A	239,681	7,367,794
Maidenform Brands Inc.(a)	135,177	2,449,407
Oxford Industries Inc.	140,272	6,964,505
Perry Ellis International Inc.(a)	67,613	2,772,133
Phillips-Van Heusen Corp.	512,235	25,698,830
Quiksilver Inc.(a)	1,131,727	17,824,700
Skechers U.S.A. Inc. Class A(a)	100,086	3,333,865
Steven Madden Ltd.	193,315	6,783,423
Stride Rite Corp.	341,312	5,146,985
Timberland Co. Class A(a)	464,255	14,661,173
True Religion Apparel Inc.(a)(b)	121,941	1,866,917
Volcom Inc.(a)	121,649	3,597,161
Warnaco Group Inc. (The)(a)	436,416	11,076,238
Weyco Group Inc.	63,810	1,585,678
Wolverine World Wide Inc.	517,646	14,763,264

		199,604,260
AUTO MANUFACTURERS—0.21%
A.S.V. Inc.(a)(b)	193,478	3,147,887
Navistar International Corp.(a)	576,106	19,259,224
Wabash National Corp.	289,732	4,374,953

		26,782,064
AUTO PARTS & EQUIPMENT—0.88%
Accuride Corp.(a)	209,825	2,362,629
Aftermarket Technology Corp.(a)	201,797	4,294,240
American Axle & Manufacturing Holdings Inc.	481,449	9,142,717
ArvinMeritor Inc.	653,661	11,916,240
Bandag Inc.	104,059	5,247,695
Commercial Vehicle Group Inc.(a)	195,752	4,267,394
Cooper Tire & Rubber Co.	569,080	8,137,844
Fuel Systems Solutions Inc.(a)	103,431	2,283,756
Keystone Automotive Industries Inc.(a)	149,843	5,093,164
Lear Corp.	624,583	18,443,936
Miller Industries Inc.(a)	88,101	2,114,424
Modine Manufacturing Co.	311,048	7,785,531
Noble International Ltd.	106,282	2,130,954
Superior Industries International Inc.(b)	213,265	4,109,617
Tenneco Inc.(a)	419,994	10,382,252
Titan International Inc.(b)	154,344	3,110,032
Visteon Corp.(a)	1,187,557	10,070,483

		110,892,908
BANKS—7.74%
Alabama National Bancorp	152,770	10,499,882
AMCORE Financial Inc.	203,156	6,637,107

AmericanWest Bancorporation	104,858	2,539,661
Ameris Bancorp	119,461	3,366,411
Arrow Financial Corp.	99,407	2,462,311
BancFirst Corp.	64,938	3,506,652
Bancorp Inc. (The)(a)	97,964	2,899,734
BancTrust Financial Group Inc.	90,177	2,301,317
Bank Mutual Corp.	565,235	6,844,996
Bank of Granite Corp.	147,987	2,807,313
Bank of the Ozarks Inc.(b)	109,792	3,629,724
Banner Corp.	112,630	4,994,014
Boston Private Financial Holdings Inc.	326,826	9,219,761
Cadence Financial Corp.	90,737	1,966,271
Camden National Corp.	61,100	2,817,932
Capital City Bank Group Inc.(b)	120,487	4,253,191
Capital Corp of the West	87,302	2,801,521
Capitol Bancorp Ltd.	124,476	5,750,791
Cardinal Financial Corp.	226,330	2,319,882
Cascade Bancorp	261,372	8,110,373
Cass Information Systems Inc.	52,786	1,909,797
Cathay General Bancorp	477,622	16,482,735
Centennial Bank Holdings Inc.(a)	546,627	5,171,091
Center Financial Corp.	113,196	2,713,308
Centerstate Banks of Florida Inc.	83,461	1,744,335
Central Pacific Financial Corp.	282,856	10,963,499
Chemical Financial Corp.	232,781	7,751,607
Chittenden Corp.	434,627	13,338,703
Citizens Banking Corp.	396,655	10,511,357
City Bank	119,736	4,286,549
City Holding Co.	164,984	6,746,196
Coastal Financial Corp.	154,400	2,586,200
CoBiz Inc.	135,878	2,994,751
Columbia Bancorp	91,068	2,408,749
Columbia Banking System Inc.	148,367	5,210,649
Community Bancorp(a)	79,462	2,398,958
Community Bank System Inc.	277,361	6,379,303
Community Banks Inc.	221,477	6,148,202
Community Trust Bancorp Inc.	139,416	5,789,946
Corus Bankshares Inc.(b)	362,141	8,354,593
CVB Financial Corp.	566,103	8,185,849
Enterprise Financial Services Corp.	86,535	2,819,310
F.N.B. Corp. (Pennsylvania)(b)	533,501	9,747,063
Farmers Capital Bank Corp.	62,255	2,124,763
First Bancorp (North Carolina)	109,201	2,384,950
First BanCorp (Puerto Rico)	650,804	6,202,162
First Busey Corp. Class A	139,791	3,222,183
First Charter Corp.	318,817	7,842,898
First Commonwealth Financial Corp.	654,523	8,790,244
First Community Bancorp	213,705	11,170,360
First Community Bancshares Inc.	91,614	3,624,250
First Financial Bancorp	311,950	5,181,489
First Financial Bankshares Inc.(b)	192,136	8,042,813
First Financial Corp.	122,926	4,357,727
First Indiana Corp.	118,912	3,015,608
First Merchants Corp.	170,809	4,644,297
First Midwest Bancorp Inc.	462,661	17,895,727
First Regional Bancorp(a)	75,830	2,585,045
First Republic Bank	235,936	9,220,379
1st Source Corp.	118,795	3,816,883
First South Bancorp Inc.(b)	74,849	2,386,935
First State Bancorp	165,505	4,096,249
FirstMerit Corp.	739,925	17,861,789
FNB Corp. (Virginia)	67,624	2,809,777
Fremont General Corp.	611,073	9,905,493

Frontier Financial Corp.	369,284	10,794,171
GB&T Bancshares Inc.(b)	129,243	2,865,317
Glacier Bancorp Inc.	485,057	11,854,793
Great Southern Bancorp Inc.	96,586	2,850,253
Greater Bay Bancorp	467,358	12,305,536
Greene County Bancshares Inc.	80,488	3,197,788
Hancock Holding Co.	250,481	13,235,416
Hanmi Financial Corp.	377,558	8,506,382
Harleysville National Corp.	268,024	5,175,543
Heartland Financial USA Inc.	133,286	3,845,301
Heritage Commerce Corp.	109,245	2,910,287
Home Bancshares Inc.	106,091	2,550,428
Horizon Financial Corp.	113,682	2,735,189
IBERIABANK Corp.	90,257	5,329,676
Independent Bank Corp. (Massachusetts)	139,804	5,037,138
Independent Bank Corp. (Michigan)	212,863	5,383,305
Integra Bank Corp.	162,517	4,472,468
Interchange Financial Services Corp.	167,380	3,848,066
International Bancshares Corp.	431,860	13,348,793
Intervest Bancshares Corp.(a)	45,004	1,548,588
Irwin Financial Corp.	187,554	4,244,347
ITLA Capital Corp.	51,657	2,991,457
Lakeland Bancorp Inc.(b)	175,083	2,608,737
Lakeland Financial Corp.	110,683	2,825,737
Macatawa Bank Corp.	135,064	2,871,461
MainSource Financial Group Inc.	174,588	2,957,521
MB Financial Inc.	263,811	9,921,932
MBT Financial Corp.	135,333	2,073,302
Mercantile Bank Corp.	74,373	2,803,862
MetroCorp Bancshares Inc.	64,346	1,353,840
Mid-State Bancshares	207,091	7,536,041
Midwest Banc Holdings Inc.	175,746	4,173,967
Nara Bancorp Inc.	196,984	4,120,905
National Penn Bancshares Inc.	445,827	9,027,997
NBT Bancorp Inc.	319,594	8,152,843
Northern Empire Bancshares(a)	85,081	2,513,293
Old National Bancorp	622,749	11,782,411
Old Second Bancorp Inc.	125,864	3,687,815
Omega Financial Corp.	116,251	3,710,732
Oriental Financial Group Inc.	195,697	2,534,276
Pacific Capital Bancorp	433,462	14,555,654
Park National Corp.	110,266	10,916,334
Peoples Bancorp Inc.	97,671	2,900,829
Pinnacle Financial Partners Inc.(a)	141,971	4,710,598
Placer Sierra Bancshares	109,190	2,595,446
Preferred Bank	39,408	2,368,027
PremierWest Bancorp	131,962	2,106,114
PrivateBancorp Inc.(b)	165,032	6,870,282
Prosperity Bancshares Inc.	237,495	8,195,952
Provident Bankshares Corp.	305,776	10,885,626
R&G Financial Corp. Class B	259,593	1,985,886
Renasant Corp.	142,993	4,379,876
Republic Bancorp Inc.	574,990	7,739,365
Republic Bancorp Inc. Class A	68,897	1,728,626
Royal Bancshares of Pennsylvania Class A	43,869	1,152,877
S&T Bancorp Inc.	241,302	8,365,940
Sandy Spring Bancorp Inc.	137,368	5,244,710
Santander BanCorp	39,776	710,002
SCBT Financial Corp.	80,691	3,367,235
Seacoast Banking Corp. of Florida	134,635	3,338,948
Security Bank Corp.	146,786	3,349,657
Shore Bancshares Inc.	76,742	2,314,539
Sierra Bancorp(b)	55,371	1,624,585

Signature Bank(a)	272,039	8,427,768
Simmons First National Corp. Class A	131,869	4,160,467
Smithtown Bancorp Inc.	71,823	1,947,840
Southside Bancshares Inc.	97,216	2,501,368
Southwest Bancorp Inc.	131,439	3,661,891
State National Bancshares Inc.	97,670	3,759,318
Sterling Bancorp	174,618	3,439,975
Sterling Bancshares Inc.	635,179	8,270,031
Sterling Financial Corp. (Pennsylvania)	235,852	5,582,617
Sterling Financial Corp. (Washington)	385,687	13,040,077
Suffolk Bancorp	96,204	3,668,259
Sun Bancorp Inc. (New Jersey)(a)	139,969	2,949,147
Superior Bancorp(a)	287,468	3,259,887
Susquehanna Bancshares Inc.	480,520	12,916,378
SVB Financial Group(a)	329,609	15,366,372
SY Bancorp Inc.	113,202	3,169,656
Taylor Capital Group Inc.	55,279	2,023,764
Texas Capital Bancshares Inc.(a)	215,803	4,290,164
Texas United Bancshares Inc.	85,173	2,924,841
Tompkins Trustco Inc.	61,088	2,776,450
TriCo Bancshares	128,612	3,499,533
TrustCo Bank Corp. NY(b)	695,497	7,733,927
Trustmark Corp.	453,187	14,823,747
UCBH Holdings Inc.	876,509	15,391,498
UMB Financial Corp.	293,809	10,726,967
Umpqua Holdings Corp.	520,748	15,325,614
Union Bankshares Corp.	122,375	3,743,451
United Bancshares Inc.	344,703	13,322,771
United Community Banks Inc.	314,254	10,156,689
United Security Bancshares(b)	68,568	1,652,489
Univest Corp. of Pennsylvania	106,852	3,256,849
USB Holding Co. Inc.	107,975	2,602,197
Vineyard National Bancorp	84,255	1,939,550
Virginia Commerce Bancorp Inc.(a)	145,073	2,884,051
Virginia Financial Group Inc.	100,110	2,802,079
W Holding Co. Inc.	1,011,263	6,027,127
Washington Trust Bancorp Inc.	106,895	2,981,302
WesBanco Inc.	203,368	6,818,929
West Bancorporation(b)	161,747	2,875,862
West Coast Bancorp	143,625	4,975,170
Westamerica Bancorp	291,785	14,773,075
Western Alliance Bancorp(a)	121,609	4,228,345
Wilshire Bancorp Inc.	141,555	2,685,298
Wintrust Financial Corp.	237,582	11,408,688
Yardville National Bancorp	90,457	3,412,038

		978,831,153
BEVERAGES—0.13%
Boston Beer Co. Inc. Class A(a)	87,066	3,132,635
Coca-Cola Bottling Co. Consolidated	43,046	2,945,638
Farmer Brothers Co.	60,925	1,300,749
Green Mountain Coffee Roasters Inc.(a)	44,239	2,177,886
Jones Soda Co.(a)(b)	235,610	2,898,003
National Beverage Corp.(b)	75,345	1,057,090
Peet’s Coffee & Tea Inc.(a)	128,612	3,374,779

		16,886,780
BIOTECHNOLOGY—2.33%
Advanced Magnetics Inc.(a)	85,702	5,118,123
ADVENTRX Pharmaceuticals Inc.(a)	625,453	1,845,086
Affymetrix Inc.(a)	626,142	14,438,835
Alexion Pharmaceuticals Inc.(a)(b)	327,735	13,237,217
American Oriental Bioengineering Inc.(a)	414,398	4,836,025

Arena Pharmaceuticals Inc.(a)	545,230	7,038,919
ARIAD Pharmaceuticals Inc.(a)	606,505	3,117,436
Biocryst Pharmaceuticals Inc.(a)	213,583	2,469,019
Bio-Rad Laboratories Inc. Class A(a)	172,851	14,263,665
Cambrex Corp.	248,183	5,638,718
Celera Group(a)	714,945	10,002,081
Cell Genesys Inc.(a)	512,547	1,737,534
Coley Pharmaceutical Group Inc.(a)(b)	166,043	1,608,957
Cotherix Inc.(a)	180,020	2,428,470
Cytokinetics Inc.(a)	235,658	1,762,722
deCODE genetics Inc.(a)	572,184	2,591,994
Digene Corp.(a)	162,454	7,784,796
Diversa Corp.(a)	282,158	3,069,879
Encysive Pharmaceuticals Inc.(a)	578,633	2,436,045
Enzo Biochem Inc.(a)	254,359	3,629,703
Enzon Pharmaceuticals Inc.(a)	404,884	3,445,563
Exelixis Inc.(a)	874,745	7,872,705
Genitope Corp.(a)(b)	242,381	853,181
Genomic Health Inc.(a)	115,999	2,157,581
Geron Corp.(a)	611,099	5,365,449
GTx Inc.(a)	120,470	2,149,185
Hana Biosciences Inc.(a)	266,316	1,696,433
Human Genome Sciences Inc.(a)(b)	1,220,542	15,183,542
ICOS Corp.(a)	605,538	20,461,129
Illumina Inc.(a)	426,124	16,750,934
Incyte Corp.(a)	778,200	4,544,688
Integra LifeSciences Holdings Corp.(a)	176,951	7,536,343
InterMune Inc.(a)(b)	241,418	7,423,603
Keryx Biopharmaceuticals Inc.(a)	399,184	5,309,147
Lexicon Genetics Inc.(a)	707,392	2,553,685
LifeCell Corp.(a)	311,338	7,515,699
Martek Biosciences Corp.(a)	297,358	6,940,336
Maxygen Inc.(a)	274,235	2,953,511
Metabasis Therapeutics Inc.(a)	188,705	1,419,062
Momenta Pharmaceuticals Inc.(a)	232,437	3,656,234
Monogram Biosciences Inc.(a)	1,206,076	2,146,815
Myriad Genetics Inc.(a)	366,695	11,477,553
Nektar Therapeutics(a)	831,793	12,651,572
Northfield Laboratories Inc.(a)(b)	234,121	952,872
Novavax Inc.(a)	569,323	2,334,224
Panacos Pharmaceuticals Inc.(a)	468,499	1,878,681
Peregrine Pharmaceuticals Inc.(a)(b)	1,753,232	2,033,749
Regeneron Pharmaceuticals Inc.(a)	482,394	9,681,648
Replidyne Inc.(a)	43,041	247,055
Sangamo BioSciences Inc.(a)	268,940	1,775,004
Savient Pharmaceuticals Inc.(a)	483,873	5,424,216
Sirna Therapeutics Inc.(a)	371,758	4,836,572
SuperGen Inc.(a)	457,958	2,326,427
Telik Inc.(a)(b)	485,049	2,148,767

		294,758,389
BUILDING MATERIALS—0.84%
AAON Inc.	87,202	2,291,669
Apogee Enterprises Inc.	261,605	5,051,593
Builders FirstSource Inc.(a)	139,994	2,496,093
Comfort Systems USA Inc.	374,456	4,733,124
Drew Industries Inc.(a)	171,512	4,461,027
ElkCorp	190,041	7,808,785
Genlyte Group Inc. (The)(a)	230,315	17,989,905
Goodman Global Inc.(a)	219,316	3,772,235
Interline Brands Inc.(a)	251,691	5,655,497
LSI Industries Inc.	199,083	3,951,798
NCI Building Systems Inc.(a)(b)	190,148	9,840,159

PGT Inc.(a)	94,653	1,197,360
Simpson Manufacturing Co. Inc.(b)	343,486	10,871,332
Texas Industries Inc.(b)	214,532	13,779,390
Trex Co. Inc.(a)(b)	110,268	2,524,035
U.S. Concrete Inc.(a)	311,102	2,215,046
Universal Forest Products Inc.	155,447	7,246,939

		105,885,987
CHEMICALS—1.82%
American Vanguard Corp.(b)	164,599	2,617,124
Arch Chemicals Inc.	222,619	7,415,439
Balchem Corp.	107,859	2,769,819
CF Industries Holdings Inc.	510,682	13,093,886
Ferro Corp.	395,360	8,179,998
Fuller (H.B.) Co.	546,232	14,103,710
Georgia Gulf Corp.	316,888	6,119,107
Grace (W.R.) & Co.(a)	630,150	12,476,970
Hercules Inc.(a)	1,053,878	20,350,384
Innophos Holdings Inc.(a)	86,634	1,271,787
Innospec Inc.	113,853	5,299,857
Kronos Worldwide Inc.	22,634	736,963
MacDermid Inc.	256,878	8,759,540
Minerals Technologies Inc.	184,594	10,852,281
NewMarket Corp.	159,638	9,426,624
NL Industries Inc.(b)	68,292	706,139
Olin Corp.	670,512	11,076,858
OM Group Inc.(a)	272,174	12,324,039
OMNOVA Solutions Inc.(a)	378,929	1,735,495
Pioneer Companies Inc.(a)	109,636	3,142,168
PolyOne Corp.(a)	857,658	6,432,435
Rockwood Holdings Inc.(a)	326,391	8,244,637
Schulman (A.) Inc.	222,288	4,945,908
Sensient Technologies Corp.	430,073	10,579,796
Spartech Corp.	297,512	7,800,765
Stepan Co.	56,072	1,775,800
Symyx Technologies Inc.(a)	313,107	6,759,980
Terra Industries Inc.(a)	883,675	10,586,426
Tronox Inc. Class B	383,977	6,062,997
UAP Holding Corp.	472,194	11,889,845
Zoltek Companies Inc.(a)(b)	151,880	2,987,480

		230,524,257
COAL—0.12%
Alpha Natural Resources Inc.(a)	479,413	6,822,047
International Coal Group Inc.(a)	1,054,528	5,747,178
James River Coal Co.(a)(b)	155,284	1,441,036
Westmoreland Coal Co.(a)	64,158	1,261,988

		15,272,249
COMMERCIAL SERVICES—5.65%
Aaron Rents Inc.	406,313	11,693,688
ABM Industries Inc.	406,737	9,236,997
Administaff Inc.	211,649	9,052,228
Advance America Cash Advance Centers Inc.	627,269	9,189,491
Advisory Board Co. (The)(a)	172,847	9,254,228
Albany Molecular Research Inc.(a)	235,941	2,491,537
AMN Healthcare Services Inc.(a)	301,057	8,291,110
Arbitron Inc.	279,356	12,135,225
Bankrate Inc.(a)(b)	94,777	3,596,787
Banta Corp.	222,729	8,107,336
Barrett Business Services Inc.	64,202	1,503,611
BearingPoint Inc.(a)	1,728,819	13,605,806
Bowne & Co. Inc.	277,481	4,423,047

Bright Horizons Family Solutions Inc.(a)	242,207	9,363,723
Capella Education Co.(a)	35,895	870,454
CBIZ Inc.(a)	508,828	3,546,531
CDI Corp.	119,175	2,967,457
Central Parking Corp.	93,259	1,678,662
Cenveo Inc.(a)	494,155	10,476,086
Chemed Corp.	242,799	8,978,707
Clark Inc.	162,714	2,705,934
Clayton Holdings Inc.(a)	80,318	1,502,750
Coinmach Service Corp. Class A	242,612	2,887,083
Coinstar Inc.(a)	258,765	7,910,446
Compass Diversified Trust	122,253	2,096,639
Consolidated Graphics Inc.(a)	104,560	6,176,359
Corinthian Colleges Inc.(a)	799,181	10,892,837
Cornell Companies Inc.(a)	105,729	1,938,013
CorVel Corp.(a)	73,791	3,510,238
CoStar Group Inc.(a)	155,485	8,327,777
CRA International Inc.(a)	105,063	5,505,301
Cross Country Healthcare Inc.(a)	298,355	6,510,106
Deluxe Corp.	463,106	11,670,271
DeVry Inc.	566,195	15,853,460
Diamond Management & Technology Consultants Inc.	271,416	3,376,415
Dollar Financial Corp.(a)	114,287	3,184,036
Dollar Thrifty Automotive Group Inc.(a)	229,018	10,445,511
DynCorp International Inc.(a)	232,247	3,685,760
Educate Inc.(a)	162,765	1,158,887
Electro Rent Corp.(a)	175,837	2,936,478
Euronet Worldwide Inc.(a)(b)	325,660	9,668,845
ExlService Holdings Inc.(a)	54,143	1,139,169
Exponent Inc.(a)	135,973	2,537,256
First Advantage Corp. Class A(a)	63,545	1,458,993
First Consulting Group Inc.(a)	199,857	2,750,032
Forrester Research Inc.(a)	135,501	3,673,432
FTI Consulting Inc.(a)	371,095	10,349,840
Gartner Inc.(a)	527,320	10,435,663
Geo Group Inc. (The)(a)	180,761	6,782,153
Gevity HR Inc.	242,881	5,753,851
Global Cash Access Inc.(a)	308,228	5,002,540
H&E Equipment Services Inc.(a)	106,839	2,646,402
Healthcare Services Group Inc.	252,550	7,313,848
HealthSpring Inc.(a)	174,348	3,547,982
Heartland Payment Systems Inc.(b)	136,361	3,852,198
Heidrick & Struggles International Inc.(a)	170,446	7,220,093
Home Solutions of America Inc.(a)(b)	437,801	2,565,514
Hudson Highland Group Inc.(a)	228,221	3,806,726
Huron Consulting Group Inc.(a)	161,621	7,327,896
ICT Group Inc.(a)	62,885	1,986,537
Integrated Electrical Services Inc.(a)	142,972	2,543,472
Interactive Data Corp.	332,614	7,996,041
Jackson Hewitt Tax Service Inc.	322,623	10,959,503
Kelly Services Inc. Class A	187,492	5,426,018
Kendle International Inc.(a)	113,663	3,574,701
Kenexa Corp.(a)	145,659	4,844,618
Kforce Inc.(a)	269,596	3,280,983
Korn/Ferry International(a)	394,039	9,047,135
Labor Ready Inc.(a)	506,603	9,286,033
Landauer Inc.	84,346	4,425,635
LECG Corp.(a)	226,295	4,181,932
Lincoln Educational Services Corp.(a)	41,530	560,240
Live Nation Inc.(a)	591,862	13,257,709
MAXIMUS Inc.	199,108	6,128,544
McGrath RentCorp	203,474	6,232,409

Medifast Inc.(a)	108,181	1,360,917
Midas Inc.(a)	144,479	3,323,017
Monro Muffler Brake Inc.	109,471	3,842,432
Morningstar Inc.(a)	130,537	5,880,692
MPS Group Inc.(a)	956,887	13,568,658
Navigant Consulting Inc.(a)	394,440	7,794,134
Net 1 UEPS Technologies Inc.(a)	468,398	13,845,845
On Assignment Inc.(a)	268,724	3,157,507
PAREXEL International Corp.(a)	252,174	7,305,481
PeopleSupport Inc.(a)	216,910	4,565,955
PharmaNet Development Group Inc.(a)	168,483	3,718,420
PHH Corp.(a)	494,664	14,280,950
PRA International(a)	165,825	4,190,398
Pre-Paid Legal Services Inc.(a)(b)	88,835	3,476,114
Providence Service Corp. (The)(a)	110,985	2,789,053
QC Holdings Inc.(a)	49,157	784,546
Rent-A-Center Inc.(a)	644,584	19,021,674
Resources Connection Inc.(a)	446,543	14,217,929
Rewards Network Inc.(a)	246,926	1,716,136
Rollins Inc.	274,195	6,062,451
SAIC Inc.(a)	800,866	14,247,406
Senomyx Inc.(a)	277,466	3,604,283
Sotheby’s Holdings Inc. Class A	590,550	18,318,861
Source Interlink Companies Inc.(a)(b)	316,500	2,582,640
Spherion Corp.(a)	534,712	3,972,910
Standard Parking Corp.(a)	47,509	1,824,821
StarTek Inc.	105,958	1,434,671
Stewart Enterprises Inc. Class A	975,646	6,097,787
Strayer Education Inc.	133,061	14,111,119
Team Inc.(a)	59,119	2,059,115
TeleTech Holdings Inc.(a)	303,159	7,239,437
TNS Inc.(a)	222,918	4,291,171
Universal Technical Institute Inc.(a)	212,861	4,727,643
Valassis Communications Inc.(a)	442,928	6,422,456
Vertrue Inc.(a)	70,385	2,703,488
Viad Corp.	206,276	8,374,806
Volt Information Sciences Inc.(a)	77,205	3,876,463
Watson Wyatt Worldwide Inc.	392,743	17,732,346
Wright Express Corp.(a)	373,913	11,654,868

		714,479,555
COMPUTERS—2.74%
Agilysys Inc.	283,710	4,749,305
Ansoft Corp.(a)	152,784	4,247,395
BISYS Group Inc. (The)(a)	1,117,603	14,428,255
Brocade Communications Systems Inc.(a)	2,533,427	20,799,436
CACI International Inc. Class A(a)(b)	283,400	16,012,100
CIBER Inc.(a)	507,374	3,439,996
COMSYS IT Partners Inc.(a)	152,363	3,079,256
Comtech Group Inc.(a)(b)	136,360	2,480,388
Covansys Corp.(a)	289,856	6,652,195
Echelon Corp.(a)	285,837	2,286,696
Electronics For Imaging Inc.(a)	537,143	14,277,261
Gateway Inc.(a)	2,625,748	5,277,753
Henry (Jack) & Associates Inc.	737,700	15,786,780
Hutchinson Technology Inc.(a)	237,932	5,608,057
iGATE Corp.(a)	204,013	1,403,609
IHS Inc. Class A(a)	216,649	8,553,303
Imation Corp.	323,422	15,016,483
Integral Systems Inc.	102,411	2,372,863
Intervoice Inc.(a)	358,471	2,745,888
Kanbay International Inc.(a)	307,286	8,840,618
Komag Inc.(a)(b)	285,204	10,803,528

Kronos Inc.(a)	297,656	10,935,881
Magma Design Automation Inc.(a)	348,868	3,115,391
Manhattan Associates Inc.(a)	254,994	7,670,220
Maxwell Technologies Inc.(a)(b)	132,763	1,852,044
McDATA Corp. Class A(a)	1,425,686	7,912,557
Mentor Graphics Corp.(a)	745,022	13,432,747
Mercury Computer Systems Inc.(a)	194,060	2,592,642
MICROS Systems Inc.(a)	360,653	19,006,413
Mobility Electronics Inc.(a)(b)	258,187	864,926
MTS Systems Corp.	169,429	6,543,348
Ness Technologies Inc.(a)	254,811	3,633,605
NetScout Systems Inc.(a)	240,270	1,994,241
Palm Inc.(a)(b)	851,731	12,000,890
Perot Systems Corp. Class A(a)	801,399	13,134,930
Quantum Corp.(a)	1,927,382	4,471,526
Rackable Systems Inc.(a)(b)	257,068	7,961,396
Radiant Systems Inc.(a)	242,808	2,534,916
RadiSys Corp.(a)	195,722	3,262,686
SI International Inc.(a)	119,182	3,863,880
Sigma Designs Inc.(a)	211,411	5,380,410
Silicon Storage Technology Inc.(a)	841,557	3,795,422
SRA International Inc. Class A(a)	355,418	9,503,877
Stratasys Inc.(a)(b)	93,962	2,951,346
Sykes Enterprises Inc.(a)	271,286	4,785,485
Synaptics Inc.(a)	232,257	6,895,710
Syntel Inc.	78,276	2,097,797
TALX Corp.	297,694	8,171,700
3D Systems Corp.(a)(b)	141,964	2,265,745
Tyler Technologies Inc.(a)	362,743	5,100,167

		346,593,063
COSMETICS & PERSONAL CARE—0.14%
Chattem Inc.(a)	161,783	8,102,093
Elizabeth Arden Inc.(a)	240,949	4,590,078
Inter Parfums Inc.	43,447	833,748
Parlux Fragrances Inc.(a)(b)	111,628	621,768
Physicians Formula Holdings Inc.(a)	70,481	1,317,290
Revlon Inc. Class A(a)	1,489,528	1,906,596
Revlon Inc. Rights(a)	1,152,111	57,606

		17,429,179
DISTRIBUTION & WHOLESALE—0.76%
Beacon Roofing Supply Inc.(a)(b)	406,506	7,650,443
BlueLinx Holdings Inc.	115,912	1,205,485
Brightpoint Inc.(a)	465,896	6,266,301
Building Materials Holding Corp.	269,123	6,644,647
Central European Distribution Corp.(a)	294,621	8,750,244
Core-Mark Holding Co. Inc.(a)	91,948	3,075,661
Directed Electronics Inc.(a)	87,221	998,680
Houston Wire & Cable Co.(a)(b)	78,577	1,642,259
LKQ Corp.(a)	414,466	9,528,573
MWI Veterinary Supply Inc.(a)	52,187	1,685,640
NuCO2 Inc.(a)	143,814	3,536,386
Owens & Minor Inc.	371,832	11,627,187
ScanSource Inc.(a)	238,043	7,236,507
United Stationers Inc.(a)	292,987	13,679,563
Valley National Gases Inc.(a)	22,307	590,020
Watsco Inc.	258,827	12,206,281

		96,323,877
DIVERSIFIED FINANCIAL SERVICES—1.87%
Accredited Home Lenders Holding Co.(a)	198,145	5,405,396
Advanta Corp. Class B	179,247	7,820,547

Asset Acceptance Capital Corp.(a)	147,472	2,480,479
Asta Funding Inc.	109,178	3,323,378
Calamos Asset Management Inc. Class A	215,224	5,774,460
CharterMac	482,870	10,367,219
Cohen & Steers Inc.	124,654	5,007,351
CompuCredit Corp.(a)(b)	192,309	7,655,821
Credit Acceptance Corp.(a)	81,825	2,727,227
Doral Financial Corp.(b)	834,588	2,395,268
eSpeed Inc.(a)	191,000	1,667,430
Federal Agricultural Mortgage Corp.(b)	103,196	2,799,707
Financial Federal Corp.	251,693	7,402,291
Friedman, Billings, Ramsey Group Inc. Class A	1,362,838	10,902,704
GAMCO Investors Inc. Class A	52,093	2,003,497
GFI Group Inc.(a)	110,750	6,895,295
Greenhill & Co. Inc.	163,465	12,063,717
International Securities Exchange Holdings Inc.	352,762	16,505,734
KBW Inc.(a)	64,054	1,882,547
Knight Capital Group Inc. Class A(a)	969,059	18,576,861
LaBranche & Co. Inc.(a)(b)	491,532	4,831,760
MarketAxess Holdings Inc.(a)	300,137	4,072,859
Marlin Business Services Corp.(a)	110,155	2,647,025
National Financial Partners Corp.	347,151	15,264,229
Ocwen Financial Corp.(a)	317,026	5,028,032
optionsXpress Holdings Inc.	192,452	4,366,736
Penson Worldwide Inc.(a)	69,266	1,898,581
Piper Jaffray Companies(a)	172,281	11,224,107
Portfolio Recovery Associates Inc.(a)	147,747	6,898,307
Sanders Morris Harris Group Inc.	156,422	1,997,509
Stifel Financial Corp.(a)	110,398	4,330,914
SWS Group Inc.	146,695	5,237,011
Thomas Weisel Partners Group Inc.(a)	63,555	1,341,010
TradeStation Group Inc.(a)(b)	238,905	3,284,944
United PanAm Financial Corp.(a)	94,864	1,305,329
Waddell & Reed Financial Inc. Class A	785,945	21,503,455
World Acceptance Corp.(a)	170,335	7,997,228

		236,885,965
ELECTRIC—1.82%
ALLETE Inc.	233,411	10,862,948
Aquila Inc.(a)	3,465,870	16,289,589
Avista Corp.	465,648	11,785,551
Black Hills Corp.	308,650	11,401,531
CH Energy Group Inc.	146,078	7,712,918
Cleco Corp.	524,191	13,225,339
Duquesne Light Holdings Inc.	822,875	16,334,069
El Paso Electric Co.(a)	449,306	10,949,587
Empire District Electric Co. (The)	277,716	6,856,808
IDACORP Inc.	396,795	15,336,127
ITC Holdings Corp.	167,959	6,701,564
MGE Energy Inc.	190,109	6,954,187
NorthWestern Corp.	329,464	11,656,436
Ormat Technologies Inc.	79,374	2,922,551
Otter Tail Corp.	273,512	8,522,634
Pike Electric Corp.(a)	146,223	2,387,822
PNM Resources Inc.	697,829	21,702,482
Portland General Electric Co.	249,034	6,786,176
UIL Holdings Corp.	227,759	9,609,152
UniSource Energy Corp.	325,306	11,883,428
Westar Energy Inc.	808,048	20,976,926

		230,857,825
ELECTRICAL COMPONENTS & EQUIPMENT—0.95%
Advanced Energy Industries Inc.(a)	326,689	6,164,621

American Superconductor Corp.(a)(b)	304,720	2,989,303
Belden CDT Inc.	394,447	15,418,933
Capstone Turbine Corp.(a)(b)	953,477	1,172,777
China BAK Battery Inc.(a)(b)	252,113	1,643,777
Color Kinetics Inc.(a)	128,765	2,749,133
Encore Wire Corp.(a)(b)	215,859	4,751,057
Energy Conversion Devices Inc.(a)	362,643	12,322,609
EnerSys Inc.(a)	432,407	6,918,512
General Cable Corp.(a)(b)	468,782	20,490,461
GrafTech International Ltd.(a)	914,102	6,325,586
Greatbatch Inc.(a)	202,294	5,445,754
Insteel Industries Inc.	128,833	2,291,939
Lamson & Sessions Co.(a)(b)	128,360	3,114,014
Littelfuse Inc.(a)	207,445	6,613,347
Medis Technologies Ltd.(a)(b)	202,468	3,529,017
Powell Industries Inc.(a)	71,461	2,256,024
Power-One Inc.(a)	650,688	4,737,009
Superior Essex Inc.(a)	186,513	6,201,557
Universal Display Corp.(a)(b)	219,260	3,291,093
Vicor Corp.	183,671	2,040,585

		120,467,108
ELECTRONICS—2.48%
American Science & Engineering Inc.(a)(b)	84,450	5,025,619
Analogic Corp.	128,728	7,226,790
Badger Meter Inc.	129,108	3,576,292
Bel Fuse Inc. Class B	93,551	3,254,639
Benchmark Electronics Inc.(a)	596,628	14,533,858
Brady Corp. Class A	417,288	15,556,497
Checkpoint Systems Inc.(a)	364,001	7,352,820
Cogent Inc.(a)	401,552	4,421,088
Coherent Inc.(a)	287,392	9,072,965
CTS Corp.	332,883	5,226,263
Cubic Corp.	144,479	3,135,194
Cymer Inc.(a)	344,463	15,139,149
Daktronics Inc.	360,097	13,269,574
Dionex Corp.(a)	185,382	10,513,013
Eagle Test Systems Inc.(a)	74,276	1,082,944
Electro Scientific Industries Inc.(a)	268,634	5,410,289
Excel Technology Inc.(a)	112,124	2,869,253
FEI Co.(a)	221,067	5,829,537
FLIR Systems Inc.(a)(b)	607,847	19,347,770
II-VI Inc.(a)	217,913	6,088,489
Ionatron Inc.(a)(b)	301,814	1,237,437
Itron Inc.(a)	235,616	12,214,333
KEMET Corp.(a)	806,155	5,884,931
L-1 Identity Solutions Inc.(a)	601,299	9,097,654
Lo-Jack Corp.(a)	173,947	2,971,015
Measurement Specialties Inc.(a)	128,503	2,780,805
Methode Electronics Inc.	346,485	3,752,433
Molecular Devices Corp.(a)	157,741	3,323,603
Multi-Fineline Electronix Inc.(a)(b)	76,916	1,560,626
OSI Systems Inc.(a)	137,156	2,870,675
OYO Geospace Corp.(a)	36,581	2,124,990
Park Electrochemical Corp.	187,010	4,796,806
Paxar Corp.(a)	381,454	8,796,329
Photon Dynamics Inc.(a)	157,769	1,844,320
Plexus Corp.(a)	424,118	10,127,938
RAE Systems Inc.(a)(b)	355,922	1,138,950
Rofin-Sinar Technologies Inc.(a)	142,402	8,609,625
Rogers Corp.(a)	161,804	9,570,707
Sonic Solutions Inc.(a)	238,747	3,891,576
Taser International Inc.(a)(b)	576,521	4,387,325

Technitrol Inc.	375,827	8,978,507
TTM Technologies Inc.(a)	388,316	4,399,620
Varian Inc.(a)	286,591	12,836,411
Watts Water Technologies Inc. Class A	271,035	11,142,249
Woodward Governor Co.	278,888	11,074,642
X-Rite Inc.	265,232	3,262,354
Zygo Corp.(a)	167,594	2,756,921

		313,364,825
ENERGY-ALTERNATE SOURCES—0.43%
Aventine Renewable Energy Holdings Inc.(a)(b)	280,978	6,619,842
Evergreen Energy Inc.(a)(b)	657,327	6,500,964
Evergreen Solar Inc.(a)(b)	621,315	4,703,355
First Solar Inc.(a)	204,836	6,104,113
FuelCell Energy Inc.(a)(b)	492,724	3,182,997
Headwaters Inc.(a)(b)	391,878	9,389,397
MGP Ingredients Inc.(b)	88,335	1,997,254
Pacific Ethanol Inc.(a)(b)	254,791	3,921,233
Plug Power Inc.(a)(b)	672,877	2,617,492
Quantum Fuel Systems Technologies Worldwide Inc.(a)(b)	427,515	684,024
SunPower Corp. Class A(a)(b)	94,887	3,526,950
Syntroleum Corp.(a)(b)	363,202	1,256,679
VeraSun Energy Corp.(a)	169,735	3,352,266

		53,856,566
ENGINEERING & CONSTRUCTION—0.65%
Dycom Industries Inc.(a)	374,513	7,909,715
EMCOR Group Inc.(a)(b)	291,988	16,599,518
ENGlobal Corp.(a)	149,246	959,652
Granite Construction Inc.	321,437	16,174,710
InfraSource Services Inc.(a)	247,900	5,396,783
Insituform Technologies Inc. Class A(a)	252,305	6,524,607
Layne Christensen Co.(a)	110,937	3,642,062
Perini Corp.(a)	201,676	6,207,587
Stanley Inc.(a)	58,208	984,297
Sterling Construction Co. Inc.(a)	81,041	1,763,452
Washington Group International Inc.(a)	268,458	16,051,104

		82,213,487
ENTERTAINMENT—0.76%
Bally Technologies Inc.(a)	484,283	9,046,406
Bluegreen Corp.(a)	193,460	2,482,092
Carmike Cinemas Inc.(b)	114,005	2,324,562
Century Casinos Inc.(a)	188,920	2,108,347
Churchill Downs Inc.	81,133	3,467,624
Dover Downs Gaming & Entertainment Inc.	134,738	1,801,447
Dover Motorsports Inc.	148,808	790,170
Great Wolf Resorts Inc.(a)	248,394	3,467,580
Isle of Capri Casinos Inc.(a)	145,313	3,862,420
Lakes Gaming Inc.(a)	212,880	2,296,975
Macrovision Corp.(a)	480,236	13,571,469
Magna Entertainment Corp. Class A(a)	371,158	1,673,923
Pinnacle Entertainment Inc.(a)	444,895	14,743,820
Progressive Gaming International Corp.(a)	316,295	2,868,796
Shuffle Master Inc.(a)(b)	322,966	8,461,709
Six Flags Inc.(a)(b)	661,889	3,468,298
Speedway Motorsports Inc.	141,981	5,452,070
Steinway Musical Instruments Inc.(a)	67,949	2,109,816
Vail Resorts Inc.(a)	281,303	12,608,000

		96,605,524

ENVIRONMENTAL CONTROL—0.61%
American Ecology Corp.	144,938	2,682,802
Basin Water Inc.(a)(b)	59,036	399,674
Calgon Carbon Corp.(a)(b)	369,693	2,292,097
Casella Waste Systems Inc. Class A(a)	203,300	2,486,359
Clean Harbors Inc.(a)	145,620	7,049,464
Darling International Inc.(a)	752,104	4,144,093
Metal Management Inc.	242,070	9,162,349
Mine Safety Appliances Co.(b)	287,134	10,523,461
Rentech Inc.(a)(b)	1,285,182	4,845,136
Synagro Technologies Inc.	568,912	2,514,591
Tetra Tech Inc.(a)	531,828	9,620,769
Waste Connections Inc.(a)	413,008	17,160,482
Waste Holdings Inc.	69,345	2,116,409
Waste Services Inc.(a)	279,011	2,748,258

		77,745,944
FOOD—1.40%
Arden Group Inc. Class A	12,376	1,532,273
Chiquita Brands International Inc.	390,813	6,241,284
Diamond Foods Inc.	145,874	2,773,065
Flowers Foods Inc.	480,232	12,961,462
Gold Kist Inc.(a)	473,716	9,957,510
Great Atlantic & Pacific Tea Co.	178,875	4,604,242
Hain Celestial Group Inc.(a)	288,176	8,993,973
Imperial Sugar Co.	104,067	2,519,462
Ingles Markets Inc. Class A	109,426	3,259,801
J&J Snack Foods Corp.	126,844	5,251,342
Lance Inc.	280,823	5,638,926
M&F Worldwide Corp.(a)	97,706	2,468,054
Nash Finch Co.	124,142	3,389,077
Pathmark Stores Inc.(a)	483,871	5,395,162
Performance Food Group Co.(a)	320,753	8,865,613
Pilgrim’s Pride Corp.	375,223	11,042,813
Premium Standard Farms Inc.	128,570	2,387,545
Ralcorp Holdings Inc.(a)	245,972	12,517,515
Ruddick Corp.	369,325	10,248,769
Sanderson Farms Inc.	157,678	4,776,067
Seaboard Corp.	3,288	5,803,320
Spartan Stores Inc.	195,596	4,093,824
Tootsie Roll Industries Inc.	330,158	10,796,167
TreeHouse Foods Inc.(a)	288,092	8,988,470
United Natural Foods Inc.(a)	391,903	14,077,156
Village Super Market Inc. Class A	15,474	1,322,872
Weis Markets Inc.	88,268	3,540,429
Wild Oats Markets Inc.(a)	268,233	3,857,191

		177,303,384
FOREST PRODUCTS & PAPER—0.58%
Bowater Inc.	518,421	11,664,472
Buckeye Technologies Inc.(a)	349,720	4,189,646
Caraustar Industries Inc.(a)	269,579	2,180,894
Deltic Timber Corp.	94,263	5,257,990
Glatfelter Co.	411,853	6,383,721
Mercer International Inc.(a)(b)	251,791	2,988,759
Neenah Paper Inc.	136,896	4,835,167
Potlatch Corp.	358,709	15,718,628
Rock-Tenn Co. Class A	304,889	8,265,541
Schweitzer-Mauduit International Inc.	143,347	3,734,189
Wausau Paper Corp.	416,471	6,242,900
Xerium Technologies Inc.	183,256	1,794,076

		73,255,983

GAS—1.01%
Cascade Natural Gas Corp.	106,774	2,767,582
EnergySouth Inc.	63,987	2,565,879
Laclede Group Inc. (The)	197,794	6,928,724
New Jersey Resources Corp.	259,991	12,630,363
Nicor Inc.	411,506	19,258,481
Northwest Natural Gas Co.	255,962	10,863,027
Peoples Energy Corp.	356,624	15,894,732
Piedmont Natural Gas Co.	708,102	18,941,728
South Jersey Industries Inc.	270,992	9,053,843
Southwest Gas Corp.	371,809	14,266,311
WGL Holdings Inc.	452,742	14,750,334

		127,921,004
HAND & MACHINE TOOLS—0.29%
Baldor Electric Co.	298,968	9,991,511
Franklin Electric Co. Inc.	210,312	10,807,934
Raser Technologies Inc.(a)(b)	185,395	1,134,617
Regal-Beloit Corp.	285,399	14,986,301

		36,920,363
HEALTH CARE-PRODUCTS—3.35%
Abaxis Inc.(a)	186,562	3,591,318
ABIOMED Inc.(a)	216,511	3,052,805
Adeza Biomedical Corp.(a)	140,386	2,093,155
Align Technology Inc.(a)	517,303	7,226,723
American Medical Systems Holdings Inc.(a)	647,437	11,990,533
AngioDynamics Inc.(a)	113,548	2,440,147
Arrow International Inc.	211,462	7,481,526
ArthroCare Corp.(a)	242,702	9,688,664
Aspect Medical Systems Inc.(a)	151,351	2,846,912
Biosite Inc.(a)(b)	150,920	7,372,442
Bruker BioSciences Corp.(a)	394,993	2,966,397
Candela Corp.(a)	220,636	2,729,267
Cepheid Inc.(a)	507,287	4,311,939
Cerus Corp.(a)	258,693	1,515,941
Conceptus Inc.(a)	211,382	4,500,323
CONMED Corp.(a)	261,018	6,034,736
Cyberonics Inc.(a)	200,047	4,128,970
Datascope Corp.	119,937	4,370,504
DexCom Inc.(a)(b)	155,522	1,533,447
DJO Inc.(a)	211,046	9,036,990
ev3 Inc.(a)(b)	152,799	2,632,727
FoxHollow Technologies Inc.(a)	202,188	4,363,217
Haemonetics Corp.(a)	246,709	11,106,839
Hansen Medical Inc.(a)	58,163	671,201
HealthTronics Inc.(a)	325,153	2,165,519
Hologic Inc.(a)	488,686	23,105,074
ICU Medical Inc.(a)	132,753	5,400,392
Immucor Inc.(a)	629,159	18,390,318
IntraLase Corp.(a)	198,928	4,452,009
Invacare Corp.	287,890	7,067,699
Inverness Medical Innovations Inc.(a)	310,867	12,030,553
IRIS International Inc.(a)	163,147	2,063,810
Kensey Nash Corp.(a)	106,851	3,397,862
Kyphon Inc.(a)	410,036	16,565,454
LCA-Vision Inc.	192,497	6,614,197
Luminex Corp.(a)	297,415	3,777,170
Medical Action Industries Inc.(a)	85,468	2,755,488
Mentor Corp.	337,269	16,482,336
Merge Technologies Inc.(a)	241,126	1,581,787
Meridian Bioscience Inc.	195,324	4,791,298
Merit Medical Systems Inc.(a)	252,741	4,003,417
Metabolix Inc.(a)	66,432	1,258,222

Natus Medical Inc.(a)	196,912	3,270,708
Neurometrix Inc.(a)(b)	115,473	1,721,702
Northstar Neuroscience Inc.(a)	105,844	1,522,037
NuVasive Inc.(a)	306,825	7,087,657
NxStage Medical Inc.(a)	112,952	946,538
Oakley Inc.	231,352	4,640,921
OraSure Technologies Inc.(a)	427,256	3,529,135
Palomar Medical Technologies Inc.(a)	161,660	8,191,312
PolyMedica Corp.(b)	213,815	8,640,264
PSS World Medical Inc.(a)	627,076	12,246,794
Quidel Corp.(a)	279,801	3,810,890
Sirona Dental Systems Inc.	163,365	6,291,186
Solexa Inc.(a)	218,389	2,871,815
SonoSite Inc.(a)(b)	151,314	4,680,142
Spectranetics Corp.(a)	284,644	3,213,631
Stereotaxis Inc.(a)	217,143	2,240,916
Steris Corp.	627,617	15,797,120
SurModics Inc.(a)(b)	147,582	4,592,752
Symmetry Medical Inc.(a)	322,905	4,465,776
ThermoGenesis Corp.(a)	509,248	2,194,859
Thoratec Corp.(a)	489,865	8,611,827
Ventana Medical Systems Inc.(a)	267,866	11,526,274
Viasys Healthcare Inc.(a)	300,599	8,362,664
Visicu Inc.(a)	63,961	716,363
Vital Images Inc.(a)	142,394	4,955,311
Vital Sign Inc.	63,500	3,169,920
Volcano Corp.(a)	80,175	1,314,068
West Pharmaceutical Services Inc.	299,581	15,347,535
Wright Medical Group Inc.(a)	317,082	7,381,669
Young Innovations Inc.	45,052	1,500,232
Zoll Medical Corp.(a)	89,683	5,223,138

		423,654,484
HEALTH CARE-SERVICES—1.63%
Air Methods Corp.(a)	95,880	2,676,970
Alliance Imaging Inc.(a)	141,586	941,547
Amedisys Inc.(a)	238,588	7,842,388
AMERIGROUP Corp.(a)	479,199	17,198,452
AmSurg Corp.(a)	276,128	6,350,944
Apria Healthcare Group Inc.(a)	393,668	10,491,252
Bio-Reference Laboratories Inc.(a)	96,272	2,165,157
Capital Senior Living Corp.(a)	199,629	2,124,053
Centene Corp.(a)	400,098	9,830,408
Emeritus Corp.(a)	44,999	1,118,225
Five Star Quality Care Inc.(a)(b)	292,383	3,260,070
Genesis HealthCare Corp.(a)	181,421	8,568,514
Gentiva Health Services Inc.(a)	249,057	4,747,026
Healthways Inc.(a)	320,083	15,271,160
Horizon Health Corp.(a)	139,663	2,733,205
Hythiam Inc.(a)(b)	243,282	2,247,926
Kindred Healthcare Inc.(a)	264,110	6,668,777
LHC Group Inc.(a)	109,442	3,120,191
Magellan Health Services Inc.(a)	343,506	14,846,329
Matria Healthcare Inc.(a)	194,806	5,596,776
MedCath Corp.(a)	82,296	2,251,619
Molina Healthcare Inc.(a)	113,122	3,677,596
National Healthcare Corp.	59,680	3,294,336
NightHawk Radiology Holdings Inc.(a)	57,957	1,477,903
Odyssey Healthcare Inc.(a)	321,483	4,262,865
Option Care Inc.	242,246	3,452,005
Psychiatric Solutions Inc.(a)	490,911	18,418,981
Radiation Therapy Services Inc.(a)	113,992	3,593,028
RehabCare Group Inc.(a)	157,889	2,344,652

Res-Care Inc.(a)	205,244	3,725,179
Sun Healthcare Group Inc.(a)	255,096	3,221,862
Sunrise Senior Living Inc.(a)	412,380	12,668,314
Symbion Inc.(a)	167,833	3,106,589
United Surgical Partners International Inc.(a)	412,418	11,692,050
VistaCare Inc. Class A(a)	96,658	981,079

		205,967,428
HOLDING COMPANIES-DIVERSIFIED—0.04%
Resource America Inc. Class A	145,926	3,852,446
Star Maritime Acquisition Corp.(a)(b)	173,929	1,706,243

		5,558,689
HOME BUILDERS—0.65%
AMREP Corp.(b)	15,703	1,923,617
Brookfield Homes Corp.(b)	114,188	4,287,759
Cavco Industries Inc.(a)	58,442	2,047,808
Champion Enterprises Inc.(a)	706,522	6,613,046
Fleetwood Enterprises Inc.(a)	590,322	4,669,447
Hovnanian Enterprises Inc. Class A(a)	462,439	15,676,682
Levitt Corp. Class A	151,711	1,856,943
M/I Homes Inc.	111,636	4,263,379
Meritage Homes Corp.(a)	210,003	10,021,343
Monaco Coach Corp.	248,421	3,517,641
Orleans Homebuilders Inc.(b)	43,645	820,526
Palm Harbor Homes Inc.(a)(b)	89,925	1,260,748
Skyline Corp.	63,550	2,555,981
Technical Olympic USA Inc.	182,340	1,854,398
WCI Communities Inc.(a)(b)	310,094	5,947,603
Williams Scotsman International Inc.(a)	276,156	5,418,181
Winnebago Industries Inc.(b)	302,269	9,947,673

		82,682,775
HOME FURNISHINGS—0.50%
American Woodmark Corp.(b)	110,710	4,633,213
Audiovox Corp. Class A(a)	154,495	2,176,835
DTS Inc.(a)	163,153	3,946,671
Ethan Allen Interiors Inc.	306,716	11,075,515
Furniture Brands International Inc.	418,079	6,785,422
Hooker Furniture Corp.	97,963	1,536,060
Kimball International Inc. Class B	228,985	5,564,335
La-Z-Boy Inc.(b)	480,705	5,705,968
Sealy Corp.	187,288	2,762,498
Stanley Furniture Co. Inc.	102,999	2,209,329
Tempur-Pedic International Inc.(a)	465,467	9,523,455
TiVo Inc.(a)	786,662	4,027,709
Universal Electronics Inc.(a)	127,291	2,675,657

		62,622,667
HOUSEHOLD PRODUCTS & WARES—0.93%
ACCO Brands Corp.(a)	418,472	11,076,954
American Greetings Corp. Class A	494,977	11,815,101
Blyth Inc.	239,097	4,961,263
Central Garden & Pet Co.(a)	200,125	9,690,052
CSS Industries Inc.	62,923	2,225,587
Ennis Inc.	236,165	5,776,596
Fossil Inc.(a)	401,587	9,067,834
Harland (John H.) Co.	249,262	12,512,952
Playtex Products Inc.(a)	517,458	7,446,221
Prestige Brands Holdings Inc.(a)	308,508	4,016,774
Russ Berrie & Co. Inc.(a)	107,761	1,664,907
Spectrum Brands Inc.(a)(b)	342,805	3,736,574
Standard Register Co. (The)	166,367	1,996,404

Tupperware Brands Corp.	562,876	12,726,626
WD-40 Co.	156,146	5,444,811
Yankee Candle Co. Inc. (The)	377,112	12,927,399

		117,086,055
HOUSEWARES—0.03%
Lifetime Brands Inc.	104,784	1,721,601
National Presto Industries Inc.	42,983	2,573,392

		4,294,993
INSURANCE—2.65%
ACA Capital Holdings Inc.(a)	74,421	1,150,549
Affirmative Insurance Holdings Inc.	68,430	1,113,356
Alfa Corp.	302,213	5,684,627
American Equity Investment Life Holding Co.	516,800	6,733,904
American Physicians Capital Inc.(a)	90,476	3,622,659
Amtrust Financial Services Inc.	275,455	2,355,140
Argonaut Group Inc.(a)	290,524	10,127,667
Baldwin & Lyons Inc. Class B	74,818	1,910,852
Bristol West Holdings Inc.	142,293	2,252,498
CNA Surety Corp.(a)	148,088	3,183,892
Commerce Group Inc.	504,278	15,002,270
Crawford & Co. Class B	216,005	1,576,836
Darwin Professional Underwriters Inc.(a)	48,282	1,132,213
Delphi Financial Group Inc. Class A	384,522	15,557,760
Direct General Corp.	136,824	2,824,047
Donegal Group Inc. Class A	120,224	2,355,188
eHealth Inc.(a)	54,028	1,086,503
EMC Insurance Group Inc.	55,010	1,876,941
Enstar Group Inc.(a)(b)	29,820	2,859,738
FBL Financial Group Inc. Class A	126,347	4,937,641
First Acceptance Corp.(a)	153,044	1,640,632
First Mercury Financial Corp.(a)	104,760	2,463,955
FPIC Insurance Group Inc.(a)	97,247	3,789,716
Great American Financial Resources Inc.	80,573	1,857,208
Harleysville Group Inc.	127,876	4,452,642
Hilb, Rogal & Hobbs Co.	335,966	14,150,888
Horace Mann Educators Corp.	399,373	8,067,335
Independence Holding Co.	47,602	1,039,152
Infinity Property & Casualty Corp.	191,667	9,274,766
James River Group Inc.(a)	84,343	2,725,966
Kansas City Life Insurance Co.	36,538	1,829,823
LandAmerica Financial Group Inc.	164,863	10,404,504
Meadowbrook Insurance Group(a)	233,685	2,311,145
Midland Co. (The)	108,019	4,531,397
National Interstate Corp.	147,137	3,575,429
National Western Life Insurance Co. Class A	20,205	4,649,979
Navigators Group Inc. (The)(a)	121,146	5,836,814
NYMAGIC Inc.	53,384	1,953,854
Odyssey Re Holdings Corp.	119,307	4,450,151
Ohio Casualty Corp.	590,315	17,597,290
Phoenix Companies Inc.	1,044,116	16,591,003
PMA Capital Corp. Class A(a)	297,178	2,739,981
Presidential Life Corp.	199,336	4,375,425
ProAssurance Corp.(a)	308,093	15,380,003
RLI Corp.	207,225	11,691,634
Safety Insurance Group Inc.	132,165	6,702,087
SCPIE Holdings Inc.(a)	91,743	2,398,162
SeaBright Insurance Holdings Inc.(a)	147,998	2,665,444
Selective Insurance Group Inc.	270,735	15,510,408
State Auto Financial Corp.	133,639	4,641,282
Stewart Information Services Corp.	159,756	6,927,020
Tower Group Inc.	156,365	4,858,261

Triad Guaranty Inc.(a)	106,718	5,855,617
21st Century Insurance Group	303,164	5,350,845
United Fire & Casualty Co.	191,198	6,739,729
Universal American Financial Corp.(a)	353,951	6,597,647
USI Holdings Corp.(a)	427,599	6,567,921
Zenith National Insurance Corp.	342,604	16,071,554

		335,610,950
INTERNET—3.54%
Access Integrated Technologies Inc. Class A(a)(b)	123,837	1,079,859
Agile Software Corp.(a)	529,413	3,255,890
aQuantive Inc.(a)(b)	705,904	17,407,593
Ariba Inc.(a)	693,253	5,365,778
Art Technology Group Inc.(a)	1,035,755	2,413,309
@Road Inc.(a)	569,589	4,158,000
Audible Inc.(a)(b)	227,151	1,801,307
Avocent Corp.(a)	474,321	16,055,766
Blue Coat Systems Inc.(a)	134,159	3,213,108
Blue Nile Inc.(a)(b)	123,101	4,541,196
Chordiant Software Inc.(a)	736,026	2,436,246
CMGI Inc.(a)	4,293,077	5,752,723
CNET Networks Inc.(a)	1,390,253	12,637,400
Cogent Communications Group Inc.(a)	194,545	3,155,520
Covad Communications Group Inc.(a)	2,717,592	3,750,277
CyberSource Corp.(a)	283,951	3,129,140
DealerTrack Holdings Inc.(a)	109,855	3,231,934
Digital Insight Corp.(a)	301,079	11,588,531
Digital River Inc.(a)	366,784	20,462,879
Digitas Inc.(a)	838,184	11,240,047
Drugstore.com Inc.(a)	743,830	2,722,418
EarthLink Inc.(a)	1,139,020	8,087,042
eCollege.com Inc.(a)(b)	167,446	2,620,530
Equinix Inc.(a)(b)	265,314	20,063,045
eResearch Technology Inc.(a)(b)	455,749	3,067,191
FTD Group Inc.(a)	119,586	2,139,394
GSI Commerce Inc.(a)(b)	362,616	6,799,050
Harris Interactive Inc.(a)	502,077	2,530,468
i2 Technologies Inc.(a)(b)	131,988	3,011,966
InfoSpace Inc.(a)	289,674	5,941,214
Internap Network Services Corp.(a)	284,081	5,644,689
Internet Capital Group Inc.(a)	364,470	3,739,462
Interwoven Inc.(a)	395,630	5,803,892
iPass Inc.(a)	603,947	3,551,208
j2 Global Communications Inc.(a)(b)	461,076	12,564,321
Jupitermedia Corp.(a)(b)	201,346	1,594,660
Knot Inc. (The)(a)	179,110	4,699,846
Lionbridge Technologies Inc.(a)	553,841	3,566,736
Liquidity Services Inc.(a)	72,239	1,243,233
LoopNet Inc.(a)	21,121	316,393
Move Inc.(a)	931,500	5,132,565
NetBank Inc.	430,703	1,998,462
NetFlix Inc.(a)(b)	418,643	10,826,108
NetRatings Inc.(a)	123,941	2,170,207
NIC Inc.(a)	356,295	1,770,786
1-800-FLOWERS.COM Inc.(a)	232,317	1,431,073
Online Resources Corp.(a)	209,878	2,142,854
Openwave Systems Inc.(a)	874,397	8,070,684
Opsware Inc.(a)	759,889	6,702,221
Overstock.com Inc.(a)(b)	103,759	1,639,392
Perficient Inc.(a)	171,900	2,820,879
Priceline.com Inc.(a)	216,651	9,448,150
ProQuest Co.(a)	235,759	2,463,682
RealNetworks Inc.(a)	991,204	10,843,772

Redback Networks Inc.(a)	585,839	14,610,825
RightNow Technologies Inc.(a)	139,777	2,406,960
S1 Corp.(a)	659,633	3,634,578
Safeguard Scientifics Inc.(a)	1,113,285	2,694,150
Sapient Corp.(a)	756,711	4,154,343
Secure Computing Corp.(a)	495,206	3,248,551
Shutterfly Inc.(a)	23,649	340,546
Sohu.com Inc.(a)	239,367	5,744,808
SonicWALL Inc.(a)	598,897	5,042,713
Stamps.com Inc.(a)	173,482	2,732,341
Terremark Worldwide Inc.(a)	361,832	2,431,511
TheStreet.com Inc.	170,991	1,521,820
TIBCO Software Inc.(a)	1,952,876	18,435,149
Travelzoo Inc.(a)(b)	28,050	840,098
TriZetto Group Inc. (The)(a)	397,797	7,307,531
24/7 Real Media Inc.(a)	450,440	4,076,482
United Online Inc.	594,821	7,899,223
ValueClick Inc.(a)(b)	889,210	21,012,032
Vasco Data Security International Inc.(a)	231,292	2,740,810
Vignette Corp.(a)	276,795	4,724,891
WebEx Communications Inc.(a)	388,523	13,555,567
webMethods Inc.(a)	505,761	3,722,401
Websense Inc.(a)	414,360	9,459,839
WebSideStory Inc.(a)	162,997	2,063,542

		448,244,807
INVESTMENT COMPANIES—0.44%
Apollo Investment Corp.	752,894	16,864,826
Ares Capital Corp.	463,000	8,847,930
Capital Southwest Corp.	25,508	3,220,130
Gladstone Capital Corp.(b)	105,374	2,514,224
Gladstone Investment Corp.	121,613	1,861,895
Harris & Harris Group Inc.(a)(b)	192,014	2,321,449
MCG Capital Corp.	531,768	10,805,526
Medallion Financial Corp.	135,238	1,672,894
MVC Capital Inc.(b)	157,681	2,106,618
NGP Capital Resources Co.	161,002	2,696,784
Technology Investment Capital Corp.	180,200	2,908,428

		55,820,704
IRON & STEEL—0.79%
AK Steel Holding Corp.(a)	1,020,701	17,249,847
Chaparral Steel Co.	427,128	18,908,957
Cleveland-Cliffs Inc.	386,559	18,724,918
Gibraltar Industries Inc.	225,004	5,289,844
Olympic Steel Inc.	78,228	1,739,008
Oregon Steel Mills Inc.(a)	297,623	18,574,651
Ryerson Inc.	242,026	6,072,432
Schnitzer Steel Industries Inc. Class A	209,856	8,331,283
Shiloh Industries Inc.(a)	45,152	855,630
Steel Technologies Inc.	105,806	1,856,895
Wheeling-Pittsburgh Corp.(a)	99,431	1,862,343

		99,465,808
LEISURE TIME—0.60%
Ambassadors Group Inc.	191,657	5,816,790
Ambassadors International Inc.	66,199	3,019,998
Arctic Cat Inc.	119,389	2,100,053
Bally Total Fitness Holding Corp.(a)(b)	336,780	825,111
Callaway Golf Co.	702,090	10,117,117
K2 Inc.(a)	436,117	5,752,383
Life Time Fitness Inc.(a)	282,081	13,683,749
Marine Products Corp.	113,969	1,337,996

Multimedia Games Inc.(a)	252,448	2,423,501
Nautilus Inc.(b)	303,687	4,251,618
Polaris Industries Inc.(b)	362,456	16,973,814
Town Sports International Holdings Inc.(a)	83,258	1,372,092
WMS Industries Inc.(a)	250,646	8,737,520

		76,411,742
LODGING—0.54%
Ameristar Casinos Inc.	239,134	7,350,979
Aztar Corp.(a)	334,516	18,204,361
Gaylord Entertainment Co.(a)	376,874	19,194,193
Lodgian Inc.(a)	189,785	2,581,076
Marcus Corp.	199,326	5,098,759
Monarch Casino & Resort Inc.(a)	96,834	2,312,396
Morgans Hotel Group Co.(a)	167,542	2,836,486
MTR Gaming Group Inc.(a)	207,781	2,539,084
Riviera Holdings Corp.(a)	100,686	2,432,574
Trump Entertainment Resorts Inc.(a)	287,502	5,244,036

		67,793,944
MACHINERY—1.34%
Albany International Corp. Class A	248,301	8,171,586
Applied Industrial Technologies Inc.	414,426	10,903,548
Astec Industries Inc.(a)	157,778	5,538,008
Briggs & Stratton Corp.	474,933	12,799,444
Bucyrus International Inc. Class A	292,595	15,144,717
Cascade Corp.	116,431	6,159,200
Chart Industries Inc.(a)	125,746	2,038,343
Cognex Corp.	432,898	10,311,630
Columbus McKinnon Corp.(a)	170,149	3,576,532
DXP Enterprises Inc.(a)(b)	15,898	557,066
Gehl Corp.(a)	97,170	2,675,090
Gerber Scientific Inc.(a)	209,953	2,637,010
Gorman-Rupp Co. (The)	106,251	3,928,099
Intermec Inc.(a)	466,731	11,327,561
Intevac Inc.(a)	195,269	5,067,231
iRobot Corp.(a)(b)	106,146	1,916,997
Kadant Inc.(a)	125,780	3,066,516
Lindsay Corp.	106,787	3,486,596
Middleby Corp. (The)(a)	61,974	6,486,819
NACCO Industries Inc.	51,322	7,010,585
Nordson Corp.	273,006	13,603,889
Presstek Inc.(a)	273,366	1,738,608
Robbins & Myers Inc.	122,726	5,635,578
Sauer-Danfoss Inc.	96,137	3,100,418
Tecumseh Products Co. Class A(a)	154,731	2,614,954
Tennant Co.	153,093	4,439,697
TurboChef Technologies Inc.(a)(b)	125,175	2,130,479
Wabtec Corp.	450,700	13,692,266

		169,758,467
MANUFACTURING—1.83%
Actuant Corp. Class A	253,160	12,063,074
Acuity Brands Inc.	416,430	21,671,017
American Railcar Industries Inc.	84,123	2,863,547
Ameron International Corp.	81,196	6,200,939
AptarGroup Inc.	325,940	19,243,498
Barnes Group Inc.	366,037	7,961,305
Blount International Inc.(a)	352,588	4,745,834
Ceradyne Inc.(a)	248,762	14,055,053
CLARCOR Inc.	480,517	16,246,280
EnPro Industries Inc.(a)	195,371	6,488,271
ESCO Technologies Inc.(a)	239,486	10,882,244

Federal Signal Corp.	447,247	7,173,842
Flanders Corp.(a)	118,898	1,177,090
FreightCar America Inc.	116,838	6,478,667
GenTek Inc.(a)	94,826	3,280,031
Griffon Corp.(a)	276,587	7,052,969
Hexcel Corp.(a)(b)	865,445	15,067,397
Jacuzzi Brands Inc.(a)	719,432	8,942,540
Koppers Holdings Inc.	92,985	2,424,119
Lancaster Colony Corp.	225,504	9,992,082
Matthews International Corp. Class A	298,358	11,740,387
Myers Industries Inc.	247,821	3,880,877
PW Eagle Inc.(b)	97,644	3,368,718
Raven Industries Inc.	149,494	4,006,439
Reddy Ice Holdings Inc.	155,002	4,002,152
Smith & Wesson Holding Corp.(a)(b)	271,597	2,808,313
Smith (A.O.) Corp.	190,299	7,147,630
Standex International Corp.	115,048	3,466,396
Tredegar Corp.	316,395	7,153,691

		231,584,402
MEDIA—1.50%
Acacia Research Corp.-Acacia Technologies Group(a)	258,771	3,462,356
Belo Corp.	843,152	15,488,702
Charter Communications Inc. Class A(a)	3,557,537	10,886,063
Citadel Broadcasting Corp.	343,046	3,416,738
CKX Inc.(a)	474,545	5,566,413
Courier Corp.	92,756	3,614,701
Cox Radio Inc. Class A(a)	418,441	6,820,588
Crown Media Holdings Inc.(a)(b)	139,945	508,000
Cumulus Media Inc. Class A(a)	317,416	3,297,952
Emmis Communications Corp.	304,893	2,512,318
Entercom Communications Corp.	296,140	8,345,225
Entravision Communications Corp.(a)	620,707	5,102,212
Fisher Communications Inc.(a)	70,905	3,134,710
GateHouse Media Inc.	146,474	2,718,557
Gemstar-TV Guide International Inc.(a)	2,299,521	9,221,079
Gray Television Inc.	397,638	2,914,687
Journal Communications Inc. Class A	405,216	5,109,774
Journal Register Co.	368,150	2,687,495
Lee Enterprises Inc.	424,900	13,197,394
Lin TV Corp. Class A(a)	256,070	2,547,897
LodgeNet Entertainment Corp.(a)	154,019	3,855,096
Martha Stewart Living Omnimedia Inc. Class A	234,858	5,143,390
Media General Inc. Class A	205,056	7,621,932
Mediacom Communications Corp.(a)	514,867	4,139,531
Outdoor Channel Holdings Inc.(a)	120,237	1,542,641
Playboy Enterprises Inc. Class B(a)	197,730	2,265,986
PRIMEDIA Inc.(a)	1,826,484	3,086,758
Private Media Group Inc.(a)(b)	229,320	924,160
Radio One Inc. Class D(a)	708,412	4,774,697
Readers Digest Association Inc. (The)	894,432	14,937,014
Salem Communications Corp. Class A	91,415	1,092,409
Scholastic Corp.(a)	326,171	11,689,969
Sinclair Broadcast Group Inc. Class A	423,552	4,447,296
Spanish Broadcasting System Inc. Class A(a)	408,172	1,677,587
Sun-Times Media Group Inc. Class A	614,123	3,015,344
Value Line Inc.	12,523	569,170
Westwood One Inc.	649,921	4,588,442
World Wrestling Entertainment Inc.	198,391	3,233,773

		189,158,056

METAL FABRICATE & HARDWARE—0.79%
Ampco-Pittsburgh Corp.	66,582	2,229,165
Castle (A.M.) & Co.	92,970	2,366,087
CIRCOR International Inc.	148,507	5,463,573
Dynamic Materials Corp.	109,507	3,077,147
Foster (L.B.) Co. Class A(a)	95,197	2,466,554
Kaydon Corp.	261,957	10,410,171
Ladish Co. Inc.(a)	129,840	4,814,467
Lawson Products Inc.	39,102	1,794,391
Mueller Industries Inc.	342,338	10,852,115
Mueller Water Products Inc. Class A(b)	1,028,427	15,292,709
NN Inc.	158,258	1,967,147
Quanex Corp.	350,567	12,126,113
RBC Bearings Inc.(a)	190,032	5,446,317
Valmont Industries Inc.	167,943	9,319,157
Worthington Industries Inc.	672,272	11,912,660

		99,537,773
MINING—0.71%
AMCOL International Corp.	203,756	5,652,191
Brush Engineered Materials Inc.(a)	180,302	6,088,799
Century Aluminum Co.(a)	214,325	9,569,611
Coeur d’Alene Mines Corp.(a)	2,578,775	12,764,936
Compass Minerals International Inc.	297,028	9,374,204
Hecla Mining Co.(a)	1,104,334	8,459,198
Royal Gold Inc.(b)	180,454	6,492,735
RTI International Metals Inc.(a)	211,197	16,519,829
Stillwater Mining Co.(a)	383,858	4,794,386
USEC Inc.(a)	806,304	10,256,187

		89,972,076
OFFICE & BUSINESS EQUIPMENT—0.22%
Global Imaging Systems Inc.(a)	481,377	10,566,225
IKON Office Solutions Inc.	1,018,726	16,676,545

		27,242,770
OFFICE FURNISHINGS—0.28%
CompX International Inc.	13,975	281,736
Herman Miller Inc.	615,178	22,367,872
Interface Inc. Class A(a)	443,340	6,304,295
Knoll Inc.	281,160	6,185,520

		35,139,423
OIL & GAS—2.74%
Alon USA Energy Inc.	111,543	2,934,696
Arena Resources Inc.(a)	109,344	4,670,082
Atlas America Inc.(a)	161,318	8,222,378
ATP Oil & Gas Corp.(a)	187,349	7,413,400
Atwood Oceanics Inc.(a)	250,390	12,261,598
Aurora Oil & Gas Corp.(a)	778,922	2,500,340
Berry Petroleum Co. Class A	327,483	10,155,248
Bill Barrett Corp.(a)	264,601	7,199,793
Bois d’Arc Energy Inc.(a)	156,728	2,292,931
Brigham Exploration Co.(a)	423,624	3,096,691
Bronco Drilling Co. Inc.(a)	126,624	2,176,667
Callon Petroleum Co.(a)	188,482	2,832,884
Carrizo Oil & Gas Inc.(a)	205,906	5,975,392
Clayton Williams Energy Inc.(a)	48,901	1,775,595
Comstock Resources Inc.(a)	399,153	12,397,692
Crosstex Energy Inc.	294,623	9,336,603
Delek US Holdings Inc.	95,729	1,568,998
Delta Petroleum Corp.(a)	491,245	11,377,234
Edge Petroleum Corp.(a)	161,310	2,942,294
Encore Acquisition Co.(a)	489,965	12,018,841

Energy Partners Ltd.(a)	355,576	8,683,166
EXCO Resources Inc.(a)	483,155	8,170,151
Exploration Co. of Delaware (The)(a)	271,142	3,617,034
Gasco Energy Inc.(a)(b)	682,914	1,673,139
GeoGlobal Resources Inc.(a)(b)	278,251	2,184,270
Geomet Inc.(a)	96,252	1,001,021
Giant Industries Inc.(a)	135,948	10,189,303
GMX Resources Inc.(a)(b)	74,736	2,653,128
Goodrich Petroleum Corp.(a)(b)	131,980	4,775,036
Grey Wolf Inc.(a)	1,803,853	12,374,432
Gulfport Energy Corp.(a)	116,866	1,588,209
Harvest Natural Resources Inc.(a)	345,570	3,673,409
Houston Exploration Co.(a)	269,797	13,970,089
Mariner Energy Inc.(a)	679,302	13,314,319
McMoRan Exploration Co.(a)(b)	226,599	3,222,238
Meridian Resource Corp. (The)(a)	805,493	2,488,973
Parallel Petroleum Corp.(a)	348,194	6,117,769
Parker Drilling Co.(a)	1,003,238	8,196,454
Penn Virginia Corp.	173,077	12,122,313
PetroCorp Inc. Escrow(c)	26,106	3
Petrohawk Energy Corp.(a)	1,318,902	15,167,373
Petroleum Development Corp.(a)	134,128	5,774,210
PetroQuest Energy Inc.(a)	380,793	4,851,303
Pioneer Drilling Co.(a)	384,366	5,104,380
PrimeEnergy Corp.(a)	6,593	425,249
Quest Resource Corp.(a)	180,512	1,823,171
RAM Energy Resources Inc.(a)(b)	190,017	1,046,994
Rosetta Resources Inc.(a)	469,183	8,759,647
Stone Energy Corp.(a)	252,911	8,940,404
Sulphco Inc.(a)(b)	323,219	1,525,594
Swift Energy Co.(a)(b)	270,773	12,133,338
Toreador Resources Corp.(a)(b)	112,661	2,903,274
Transmeridian Exploration Inc.(a)(b)	675,437	2,330,258
VAALCO Energy Inc.(a)	533,524	3,601,287
Venoco Inc.(a)	135,141	2,373,076
Warren Resources Inc.(a)	494,549	5,796,114
Western Refining Inc.	215,454	5,485,459
Whiting Petroleum Corp.(a)(b)	342,771	15,973,129

		347,178,073
OIL & GAS SERVICES—1.69%
Allis-Chalmers Energy Inc.(a)	175,612	4,046,100
Basic Energy Services Inc.(a)	131,299	3,236,520
CARBO Ceramics Inc.	186,011	6,951,231
Complete Production Services Inc.(a)	241,682	5,123,658
Dawson Geophysical Co.(a)	70,429	2,565,728
Dril-Quip Inc.(a)	205,364	8,042,054
Gulf Island Fabrication Inc.	111,771	4,124,350
Hanover Compressor Co.(a)	948,336	17,914,067
Hercules Offshore Inc.(a)	187,921	5,430,917
Hornbeck Offshore Services Inc.(a)	227,924	8,136,887
Hydril Co.(a)	155,548	11,695,654
Input/Output Inc.(a)(b)	653,705	8,909,999
Lone Star Technologies Inc.(a)	285,615	13,826,622
Lufkin Industries Inc.	137,077	7,961,432
MarkWest Hydrocarbon Inc.	58,036	2,817,648
Matrix Service Co.(a)	213,149	3,431,699
Metretek Technologies Inc.(a)	145,402	1,791,353
NATCO Group Inc. Class A(a)	135,973	4,334,819
Newpark Resources Inc.(a)	828,511	5,973,564
Oil States International Inc.(a)	459,214	14,800,467
RPC Inc.	297,106	5,015,149
Superior Well Services Inc.(a)	105,628	2,699,852

T-3 Energy Services Inc.(a)	12,948	285,503
Trico Marine Services Inc.(a)	109,785	4,205,863
Union Drilling Inc.(a)	125,317	1,764,463
Universal Compression Holdings Inc.(a)	279,618	17,367,074
Veritas DGC Inc.(a)	329,979	28,256,102
W-H Energy Services Inc.(a)	273,180	13,301,134

		214,009,909
PACKAGING & CONTAINERS—0.29%
AEP Industries Inc.(a)	60,307	3,214,966
Chesapeake Corp.	183,564	3,124,259
Graphic Packaging Corp.(a)	695,657	3,012,195
Greif Inc. Class A	152,851	18,097,558
Silgan Holdings Inc.	216,174	9,494,362

		36,943,340
PHARMACEUTICALS—3.32%
ACADIA Pharmaceuticals Inc.(a)	224,066	1,969,540
Adams Respiratory Therapeutics Inc.(a)	281,713	11,496,708
Adolor Corp.(a)	418,636	3,148,143
Akorn Inc.(a)	450,090	2,813,063
Alkermes Inc.(a)	897,248	11,996,206
Alnylam Pharmaceuticals Inc.(a)(b)	321,434	6,878,688
Alpharma Inc. Class A	394,016	9,495,786
Altus Pharmaceuticals Inc.(a)(b)	68,867	1,298,143
Anadys Pharmaceuticals Inc.(a)	264,533	1,301,502
Array BioPharma Inc.(a)	361,893	4,675,658
AtheroGenics Inc.(a)(b)	365,077	3,617,913
Auxilium Pharmaceuticals Inc.(a)	241,034	3,540,789
AVANIR Pharmaceuticals Class A(a)(b)	325,056	750,879
AVI BioPharma Inc.(a)(b)	466,910	1,484,774
Bentley Pharmaceuticals Inc.(a)	179,564	1,826,166
Bioenvision Inc.(a)	334,896	1,553,917
BioMarin Pharmaceutical Inc.(a)	847,563	13,891,558
Bradley Pharmaceuticals Inc.(a)	135,249	2,783,424
Cadence Pharmaceuticals Inc.(a)	70,532	868,954
Caraco Pharmaceutical Laboratories Ltd.(a)	88,365	1,237,110
CombinatoRX Inc.(a)	225,579	1,953,514
Conor Medsystems Inc.(a)	279,314	8,750,908
Cubist Pharmaceuticals Inc.(a)	503,994	9,127,331
CV Therapeutics Inc.(a)(b)	513,688	7,171,084
Cypress Bioscience Inc.(a)	297,383	2,304,718
Dendreon Corp.(a)(b)	661,197	2,757,191
Depomed Inc.(a)	343,328	1,184,482
Durect Corp.(a)	569,079	2,526,711
Emergent BioSolutions Inc.(a)	54,200	604,872
Emisphere Technologies Inc.(a)(b)	221,686	1,172,719
Genta Inc.(a)(b)	1,438,408	636,496
HealthExtras Inc.(a)	251,903	6,070,862
Hi-Tech Pharmacal Co. Inc.(a)	84,820	1,032,259
Idenix Pharmaceuticals Inc.(a)(b)	229,037	1,990,332
I-Flow Corp.(a)	217,111	3,245,809
Indevus Pharmaceuticals Inc.(a)	507,429	3,602,746
Isis Pharmaceuticals Inc.(a)	676,159	7,518,888
K-V Pharmaceutical Co. Class A(a)	358,814	8,532,597
Mannatech Inc.(b)	151,613	2,233,259
MannKind Corp.(a)(b)	269,355	4,441,664
Medarex Inc.(a)	1,134,276	16,775,942
Medicines Co. (The)(a)	465,370	14,761,536
Medicis Pharmaceutical Corp. Class A	504,862	17,735,802
MGI Pharma Inc.(a)	724,631	13,340,457
Nabi Biopharmaceuticals(a)	557,004	3,776,487
Nastech Pharmaceutical Co. Inc.(a)	201,717	3,051,978

NBTY Inc.(a)	511,692	21,271,036
Neurocrine Biosciences Inc.(a)	350,105	3,648,094
New River Pharmaceuticals Inc.(a)(b)	146,920	8,037,993
Noven Pharmaceuticals Inc.(a)	219,827	5,594,597
NPS Pharmaceuticals Inc.(a)	426,771	1,933,273
Nuvelo Inc.(a)	481,650	1,926,600
Onyx Pharmaceuticals Inc.(a)(b)	406,139	4,296,951
OSI Pharmaceuticals Inc.(a)	527,739	18,460,310
Osiris Therapeutics Inc.(a)(b)	32,560	824,419
Pain Therapeutics Inc.(a)(b)	330,002	2,937,018
Par Pharmaceutical Companies Inc.(a)	325,550	7,282,554
Penwest Pharmaceuticals Co.(a)	211,352	3,512,670
Perrigo Co.	721,782	12,486,829
PetMed Express Inc.(a)	174,630	2,331,311
Pharmion Corp.(a)	224,588	5,780,895
POZEN Inc.(a)	232,992	3,958,534
Progenics Pharmaceuticals Inc.(a)	206,407	5,312,916
Renovis Inc.(a)	200,589	633,861
Rigel Pharmaceuticals Inc.(a)	231,242	2,744,843
Salix Pharmaceuticals Ltd.(a)	432,307	5,261,176
Santarus Inc.(a)(b)	469,903	3,679,340
Sciele Pharma Inc.(a)	270,416	6,489,984
Somaxon Pharmaceuticals Inc.(a)	45,299	642,793
Tanox Inc.(a)	226,122	4,499,828
Tiens Biotech Group (USA) Inc.(a)	31,968	125,634
Trimeris Inc.(a)	163,942	2,083,703
Trubion Pharmaceuticals Inc.(a)	49,348	888,757
United Therapeutics Inc.(a)	219,025	11,908,389
USANA Health Sciences Inc.(a)	86,975	4,493,129
Valeant Pharmaceuticals International	861,499	14,852,243
ViroPharma Inc.(a)	637,067	9,326,661
XenoPort Inc.(a)	186,663	4,582,577
Zymogenetics Inc.(a)	347,355	5,408,317

		420,146,800
REAL ESTATE—0.11%
Avatar Holdings Inc.(a)(b)	54,073	4,371,802
California Coastal Communities Inc.(a)	100,741	2,160,894
Consolidated-Tomoka Land Co.	52,439	3,796,584
HouseValues Inc.(a)(b)	123,965	697,923
Resource Capital Corp.	44,576	755,563
Tarragon Corp.(b)	125,187	1,523,526

		13,306,292
REAL ESTATE INVESTMENT TRUSTS—7.30%
Acadia Realty Trust	294,544	7,369,491
Affordable Residential Communities Inc.(a)(b)	316,458	3,686,736
Affordable Residential Communities LP Rights(b)(c)	235,347	207,882
Agree Realty Corp.	71,845	2,469,313
Alexander’s Inc.(a)	18,709	7,851,232
Alexandria Real Estate Equities Inc.	269,989	27,106,896
American Campus Communities Inc.	212,735	6,056,565
American Financial Realty Trust	1,201,829	13,748,924
American Home Mortgage Investment Corp.	409,171	14,370,086
Anthracite Capital Inc.	528,716	6,730,555
Anworth Mortgage Asset Corp.	421,416	4,007,666
Arbor Realty Trust Inc.	110,108	3,313,150
Ashford Hospitality Trust Inc.	557,187	6,936,978
BioMed Realty Trust Inc.	604,982	17,302,485
Capital Lease Funding Inc.	307,917	3,571,837
Capital Trust Inc. Class A	103,354	5,161,499
CBRE Realty Finance Inc.	93,355	1,466,607
Cedar Shopping Centers Inc.	368,272	5,859,208

CentraCore Properties Trust	102,133	3,301,960
Corporate Office Properties Trust	309,270	15,608,857
Cousins Properties Inc.	355,523	12,539,296
Crescent Real Estate Equities Co.	731,384	14,444,834
Crystal River Capital Inc.	69,894	1,784,394
Deerfield Triarc Capital Corp.	478,641	8,103,392
DiamondRock Hospitality Co.	647,222	11,656,468
Digital Realty Trust Inc.	234,590	8,030,016
EastGroup Properties Inc.	219,505	11,756,688
Education Realty Trust Inc.	245,291	3,622,948
Entertainment Properties Trust	245,396	14,340,942
Equity Inns Inc.	506,647	8,086,086
Equity Lifestyle Properties Inc.	180,542	9,826,901
Equity One Inc.	354,360	9,447,238
Extra Space Storage Inc.	533,761	9,746,476
FelCor Lodging Trust Inc.	565,490	12,350,302
Fieldstone Investment Corp.	449,698	1,969,677
First Industrial Realty Trust Inc.	415,459	19,480,873
First Potomac Realty Trust	222,422	6,474,704
Franklin Street Properties Corp.	541,182	11,391,881
Getty Realty Corp.	162,826	5,031,323
Glimcher Realty Trust(b)	340,028	9,082,148
GMH Communities Trust	369,041	3,745,766
Gramercy Capital Corp.	173,027	5,344,804
Healthcare Realty Trust Inc.	443,349	17,530,019
Hersha Hospitality Trust	294,150	3,335,661
Highland Hospitality Corp.	554,964	7,908,237
Highwoods Properties Inc.	501,366	20,435,678
Home Properties Inc.	320,098	18,972,208
HomeBanc Corp.	527,110	2,229,675
Impac Mortgage Holdings Inc.	706,617	6,218,230
Inland Real Estate Corp.	627,376	11,744,479
Innkeepers USA Trust	400,975	6,215,113
Investors Real Estate Trust	432,785	4,440,374
JER Investors Trust Inc.	238,637	4,932,627
Kite Realty Group Trust	264,970	4,933,741
KKR Financial Corp.	745,535	19,972,883
LaSalle Hotel Properties	370,647	16,994,165
Lexington Corporate Properties Trust	490,936	11,006,785
Longview Fibre Co.	610,723	13,405,370
LTC Properties Inc.	216,456	5,911,413
Luminent Mortgage Capital Inc.	443,216	4,303,627
Maguire Properties Inc.	351,800	14,072,000
Medical Properties Trust Inc.	371,841	5,689,167
MFA Mortgage Investments Inc.	735,502	5,656,010
Mid-America Apartment Communities Inc.	219,483	12,563,207
Mills Corp.	524,765	10,495,300
MortgageIT Holdings Inc.	270,435	3,988,916
National Health Investors Inc.	218,682	7,216,506
National Retail Properties Inc.	537,169	12,328,029
Nationwide Health Properties Inc.	783,568	23,679,425
Newcastle Investment Corp.	408,679	12,799,826
Newkirk Realty Trust Inc.	180,144	3,249,798
NorthStar Realty Finance Corp.	517,044	8,567,419
NovaStar Financial Inc.(b)	342,968	9,140,097
Omega Healthcare Investors Inc.	537,685	9,527,778
Parkway Properties Inc.	135,515	6,912,620
Pennsylvania Real Estate Investment Trust	340,229	13,398,218
Post Properties Inc.	397,970	18,187,229
PS Business Parks Inc.	148,359	10,490,465
RAIT Financial Trust	466,034	16,068,852
Ramco-Gershenson Properties Trust	156,372	5,964,028
Realty Income Corp.	926,738	25,670,643

Redwood Trust Inc.	180,424	10,479,026
Republic Property Trust	242,692	2,800,666
Saul Centers Inc.	101,433	5,598,087
Senior Housing Properties Trust	634,468	15,531,777
Sovran Self Storage Inc.	177,316	10,156,660
Spirit Finance Corp.	959,334	11,962,895
Strategic Hotels & Resorts Inc.	679,440	14,804,998
Sun Communities Inc.	167,684	5,426,254
Sunstone Hotel Investors Inc.	537,260	14,360,960
Tanger Factory Outlet Centers Inc.	287,361	11,230,068
Trustreet Properties Inc.	626,961	10,564,293
Universal Health Realty Income Trust	109,682	4,275,404
Urstadt Biddle Properties Inc. Class A	196,512	3,751,414
U-Store-It Trust	436,140	8,962,677
Washington Real Estate Investment Trust	417,302	16,692,080
Winston Hotels Inc.	271,135	3,592,539
Winthrop Realty Trust Inc.	362,135	2,480,625

		923,211,325
RETAIL—6.50%
AC Moore Arts & Crafts Inc.(a)	144,797	3,137,751
Aeropostale Inc.(a)	506,199	15,626,363
AFC Enterprises Inc.(a)	238,895	4,221,275
America’s Car-Mart Inc.(a)(b)	84,704	1,004,589
Applebee’s International Inc.	689,056	16,999,012
Asbury Automotive Group Inc.	113,475	2,673,471
Bebe Stores Inc.	219,347	4,340,877
Big 5 Sporting Goods Corp.	210,952	5,151,448
Big Lots Inc.(a)(b)	1,048,227	24,025,363
BJ’s Restaurants Inc.(a)	128,784	2,602,725
Blockbuster Inc. Class A(a)(b)	1,767,686	9,351,059
Bob Evans Farms Inc.	332,763	11,387,150
Bon-Ton Stores Inc. (The)	61,704	2,138,044
Books-A-Million Inc.	131,978	2,993,261
Borders Group Inc.	578,740	12,934,839
Brown Shoe Co. Inc.	263,020	12,556,575
Buckle Inc. (The)	89,951	4,574,008
Buffalo Wild Wings Inc.(a)	68,213	3,628,932
Build-A-Bear Workshop Inc.(a)(b)	136,829	3,833,949
Cabela’s Inc. Class A(a)	297,041	7,167,599
Cache Inc.(a)	113,820	2,872,817
California Pizza Kitchen Inc.(a)	183,748	6,120,646
Casey’s General Store Inc.	466,742	10,991,774
Cash America International Inc.	274,999	12,897,453
Casual Male Retail Group Inc.(a)	285,895	3,730,930
Cato Corp. Class A	283,697	6,499,498
CBRL Group Inc.	287,247	12,857,176
CEC Entertainment Inc.(a)	308,881	12,432,460
Charlotte Russe Holding Inc.(a)	158,005	4,858,654
Charming Shoppes Inc.(a)	1,134,607	15,351,233
Children’s Place Retail Stores Inc. (The)(a)	209,660	13,317,603
Chipotle Mexican Grill Inc. Class B(a)	226,679	11,787,308
Christopher & Banks Corp.	338,779	6,321,616
Citi Trends Inc.(a)	58,409	2,315,333
CKE Restaurants Inc.	634,437	11,673,641
Conn’s Inc.(a)(b)	71,870	1,672,415
Cosi Inc.(a)	319,113	1,624,285
Cost Plus Inc.(a)(b)	205,319	2,114,786
CSK Auto Corp.(a)	405,747	6,958,561
Deb Shops Inc.	45,306	1,196,078
dELiA*s Inc.(a)	205,253	2,153,104
Denny’s Corp.(a)	851,542	4,010,763
Domino’s Pizza Inc.	352,194	9,861,432

Dress Barn Inc.(a)	426,779	9,956,754
DSW Inc. Class A(a)(b)	150,474	5,803,782
EZCORP Inc.(a)	329,414	5,352,978
Finish Line Inc. (The) Class A	394,277	5,630,276
First Cash Financial Services Inc.(a)	258,558	6,688,895
Fred’s Inc.	369,431	4,447,949
Genesco Inc.(a)(b)	216,142	8,062,097
Group 1 Automotive Inc.	230,515	11,922,236
Guitar Center Inc.(a)	271,820	12,356,937
Haverty Furniture Companies Inc.	209,548	3,101,310
Hibbet Sporting Goods Inc.(a)	297,176	9,072,783
Hot Topic Inc.(a)	408,858	5,454,166
IHOP Corp.	170,793	9,000,791
Insight Enterprises Inc.(a)	447,306	8,440,664
J. Crew Group Inc.(a)	200,803	7,740,956
Jack in the Box Inc.(a)	327,917	20,016,054
Jo-Ann Stores Inc.(a)	223,231	5,491,483
Jos. A. Bank Clothiers Inc.(a)(b)	166,865	4,897,488
Kenneth Cole Productions Inc. Class A	85,604	2,053,640
Krispy Kreme Doughnuts Inc.(a)(b)	508,746	5,647,081
Landry’s Restaurants Inc.	151,928	4,571,514
Lithia Motors Inc. Class A	146,622	4,216,849
Longs Drug Stores Corp.	295,409	12,519,433
Luby’s Inc.(a)	198,404	2,160,620
MarineMax Inc.(a)	153,273	3,974,369
McCormick & Schmick’s Seafood Restaurants Inc.(a)	110,550	2,657,622
Men’s Wearhouse Inc. (The)	441,839	16,904,760
Morton’s Restaurant Group Inc.(a)	93,009	1,548,600
Movado Group Inc.	164,204	4,761,916
New York & Co. Inc.(a)	198,459	2,595,844
99 Cents Only Stores(a)	439,637	5,350,382
Nu Skin Enterprises Inc. Class A	534,095	9,736,552
O’Charley’s Inc.(a)	214,885	4,572,753
P.F. Chang’s China Bistro Inc.(a)(b)	246,100	9,445,318
Pacific Sunwear of California Inc.(a)	676,294	13,241,837
Pantry Inc. (The)(a)	210,485	9,859,117
Papa John’s International Inc.(a)	226,156	6,560,786
Payless ShoeSource Inc.(a)	617,307	20,260,016
Pep Boys-Manny, Moe & Jack Inc.	502,612	7,468,814
Pier 1 Imports Inc.	806,031	4,795,884
PriceSmart Inc.(a)	73,642	1,318,928
Rare Hospitality International Inc.(a)	314,506	10,356,683
Red Robin Gourmet Burgers Inc.(a)	153,240	5,493,654
Regis Corp.	423,561	16,747,602
Restoration Hardware Inc.(a)	274,706	2,337,748
Retail Ventures Inc.(a)(b)	196,357	3,738,637
Ruby Tuesday Inc.	547,307	15,018,104
Rush Enterprises Inc. Class A(a)	201,666	3,412,189
Ruth’s Chris Steak House Inc.(a)	162,043	2,962,146
School Specialty Inc.(a)	212,228	7,956,428
Select Comfort Corp.(a)(b)	499,001	8,677,627
Shoe Carnival Inc.(a)	77,809	2,458,764
Smart & Final Inc.(a)	128,870	2,435,643
Sonic Automotive Inc.	279,748	8,123,882
Sonic Corp.(a)	645,223	15,453,091
Stage Stores Inc.	269,849	8,200,711
Steak n Shake Co. (The)(a)	261,577	4,603,755
Stein Mart Inc.	242,319	3,213,150
Susser Holdings Corp.(a)	70,843	1,275,174
Syms Corp.(a)	59,222	1,179,110
Systemax Inc.(a)	89,782	1,566,696
Talbots Inc. (The)	208,924	5,035,068

Texas Roadhouse Inc. Class A(a)	484,352	6,422,508
Triarc Companies Inc. Class B	570,971	11,419,420
Tuesday Morning Corp.	278,125	4,324,844
Tween Brands Inc.(a)	311,830	12,451,372
Under Armour Inc. Class A(a)	193,271	9,750,522
West Marine Inc.(a)(b)	133,571	2,306,771
Wet Seal Inc. Class A(a)	627,392	4,184,705
World Fuel Services Corp.	255,613	11,364,554
Zale Corp.(a)	444,784	12,547,357
Zumiez Inc.(a)	133,762	3,951,329

		822,597,334
SAVINGS & LOANS—1.77%
Abington Community Bancorp Inc.	64,670	1,240,371
Anchor BanCorp Wisconsin Inc.	181,069	5,218,409
BankAtlantic Bancorp Inc. Class A	438,772	6,059,441
BankFinancial Corp.	226,227	4,029,103
BankUnited Financial Corp. Class A	290,721	8,128,559
Berkshire Hills Bancorp Inc.	79,657	2,665,323
BFC Financial Corp. Class A(a)	151,414	967,535
Brookline Bancorp Inc.	572,252	7,536,559
Charter Financial Corp.	35,963	1,852,814
Citizens First Bancorp Inc.	77,802	2,391,633
Clifton Savings Bancorp Inc.	123,184	1,501,613
Dime Community Bancshares Inc.	232,503	3,257,367
Downey Financial Corp.	195,016	14,154,261
Fidelity Bankshares Inc.	233,499	9,262,905
First Financial Holdings Inc.	111,859	4,382,636
First Niagara Financial Group Inc.	1,030,929	15,319,605
First Place Financial Corp.	161,895	3,802,914
FirstFed Financial Corp.(a)(b)	154,076	10,318,470
Flagstar Bancorp Inc.	377,128	5,596,580
Flushing Financial Corp.	177,906	3,036,855
Franklin Bank Corp.(a)	217,638	4,470,285
Home Federal Bancorp Inc.	58,005	995,366
Investors Bancorp Inc.(a)	492,564	7,748,032
Kearny Financial Corp.	203,008	3,260,308
KNBT Bancorp Inc.	268,156	4,486,250
MAF Bancorp Inc.	312,093	13,947,436
NASB Financial Inc.	36,527	1,510,391
NewAlliance Bancshares Inc.	1,021,108	16,746,171
Northwest Bancorp Inc.	173,173	4,755,331
OceanFirst Financial Corp.	80,024	1,834,950
Partners Trust Financial Group Inc.	417,103	4,855,079
PennFed Financial Services Inc.	88,380	1,707,502
PFF Bancorp Inc.	227,057	7,835,737
Provident Financial Services Inc.	596,212	10,809,324
Provident New York Bancorp	394,074	5,903,229
Rockville Financial Inc.	80,823	1,442,691
Roma Financial Corp.(a)	93,802	1,553,361
TierOne Corp.	168,107	5,313,862
United Community Financial Corp.	249,432	3,053,048
ViewPoint Financial Group(a)	115,328	1,953,656
Wauwatosa Holdings Inc.(a)	96,393	1,717,723
Westfield Financial Inc.	35,172	1,216,951
Willow Financial Bancorp Inc.	136,911	2,042,712
WSFS Financial Corp.	54,785	3,666,760

		223,549,108
SEMICONDUCTORS—3.13%
Actel Corp.(a)	239,414	4,347,758
Advanced Analogic Technologies Inc.(a)	341,136	1,838,723
AMIS Holdings Inc.(a)	404,551	4,276,104

Amkor Technology Inc.(a)	948,516	8,859,139
ANADIGICS Inc.(a)	437,715	3,878,155
Applied Micro Circuits Corp.(a)	2,739,477	9,752,538
Asyst Technologies Inc.(a)	449,628	3,286,781
ATMI Inc.(a)	323,626	9,880,302
Axcelis Technologies Inc.(a)	937,591	5,466,156
Bookham Inc.(a)(b)	647,320	2,634,592
Brooks Automation Inc.(a)	692,363	9,970,027
Cabot Microelectronics Corp.(a)	224,729	7,627,302
Cirrus Logic Inc.(a)	812,714	5,591,472
Cohu Inc.	209,609	4,225,717
Conexant Systems Inc.(a)	4,457,892	9,094,100
Credence Systems Corp.(a)	926,771	4,819,209
Diodes Inc.(a)	183,182	6,499,297
DSP Group Inc.(a)	281,104	6,099,957
EMCORE Corp.(a)(b)	377,547	2,087,835
Emulex Corp.(a)	783,262	15,281,442
Entegris Inc.(a)	1,276,409	13,810,745
Exar Corp.(a)	290,071	3,770,923
FormFactor Inc.(a)	425,009	15,831,585
Genesis Microchip Inc.(a)	330,044	3,346,646
Hittite Microwave Corp.(a)	120,782	3,903,674
Ikanos Communications Inc.(a)	190,522	1,655,636
IXYS Corp.(a)	252,718	2,249,190
Kopin Corp.(a)	633,624	2,262,038
Kulicke & Soffa Industries Inc.(a)	526,683	4,424,137
Lattice Semiconductor Corp.(a)	1,058,355	6,858,140
LTX Corp.(a)	571,912	3,202,707
Mattson Technology Inc.(a)	486,341	4,532,698
Micrel Inc.(a)	631,147	6,803,765
Microsemi Corp.(a)	656,643	12,903,035
Microtune Inc.(a)	490,758	2,306,563
Mindspeed Technologies Inc.(a)(b)	1,020,392	1,948,949
MIPS Technologies Inc. Class A(a)	403,921	3,352,544
MKS Instruments Inc.(a)	338,045	7,633,056
Monolithic Power Systems Inc.(a)	202,713	2,252,141
MoSys Inc.(a)(b)	210,062	1,943,074
NetLogic Microsystems Inc.(a)	148,219	3,214,870
Nextest Systems Corp.(a)	57,014	642,548
OmniVision Technologies Inc.(a)(b)	494,394	6,748,478
ON Semiconductor Corp.(a)	1,411,423	10,684,472
Pericom Semiconductor Corp.(a)	245,206	2,812,513
Photronics Inc.(a)	384,439	6,281,733
PLX Technology Inc.(a)	232,337	3,029,674
PortalPlayer Inc.(a)	229,349	3,084,744
Rudolph Technologies Inc.(a)	226,677	3,608,698
Semitool Inc.(a)	203,833	2,713,017
Semtech Corp.(a)	670,321	8,761,095
Silicon Image Inc.(a)	756,463	9,622,209
SiRF Technology Holdings Inc.(a)	476,968	12,172,223
Skyworks Solutions Inc.(a)	1,488,557	10,538,984
Staktek Holdings Inc.(a)	107,548	553,872
Standard Microsystems Corp.(a)	205,727	5,756,241
Supertex Inc.(a)	111,475	4,375,394
Techwell Inc.(a)	52,645	845,479
Tessera Technologies Inc.(a)	428,399	17,281,616
Transmeta Corp.(a)	1,820,645	2,020,916
TranSwitch Corp.(a)	1,178,328	1,649,659
TriQuint Semiconductor Inc.(a)	1,297,872	5,840,424
Ultratech Inc.(a)(b)	222,564	2,777,599
Varian Semiconductor Equipment Associates Inc.(a)	531,246	24,182,318
Veeco Instruments Inc.(a)	280,750	5,258,448

Virage Logic Corp.(a)	143,261	1,330,895
Volterra Semiconductor Corp.(a)(b)	173,846	2,607,690
Zoran Corp.(a)	455,200	6,636,816

		395,540,477
SOFTWARE—3.67%
Actuate Corp.(a)	522,114	3,101,357
Advent Software Inc.(a)	189,126	6,674,257
Allscripts Healthcare Solutions Inc.(a)	429,681	11,597,090
Altiris Inc.(a)	216,993	5,507,282
American Reprographics Co.(a)	242,277	8,070,247
ANSYS Inc.(a)	305,661	13,293,197
Aspen Technology Inc.(a)	495,476	5,460,146
Avid Technology Inc.(a)	392,287	14,616,614
Blackbaud Inc.	404,760	10,523,760
Blackboard Inc.(a)	257,420	7,732,897
Borland Software Corp.(a)	722,160	3,928,550
Bottomline Technologies Inc.(a)	190,165	2,177,389
CommVault Systems Inc.(a)	120,096	2,403,121
Computer Programs & Systems Inc.	86,891	2,953,425
Concur Technologies Inc.(a)	297,405	4,770,376
Convera Corp.(a)(b)	258,847	1,188,108
CSG Systems International Inc.(a)	442,859	11,837,621
Dendrite International Inc.(a)	345,542	3,700,755
Digi International Inc.(a)	230,191	3,174,334
DivX Inc.(a)(b)	85,079	1,962,773
Eclipsys Corp.(a)	420,242	8,640,176
eFunds Corp.(a)	431,954	11,878,735
Emageon Inc.(a)	194,781	2,991,836
Epicor Software Corp.(a)	536,605	7,249,534
EPIQ Systems Inc.(a)	137,978	2,341,487
FalconStor Software Inc.(a)	343,645	2,972,529
Hyperion Solutions Corp.(a)	549,630	19,753,702
Infocrossing Inc.(a)	157,840	2,572,792
Informatica Corp.(a)	798,933	9,754,972
infoUSA Inc.	312,704	3,724,305
Innerworkings Inc.(a)	98,040	1,564,718
InPhonic Inc.(a)(b)	221,103	2,452,032
Inter-Tel Inc.	195,537	4,333,100
INVESTools Inc.(a)	420,120	5,793,455
JDA Software Group Inc.(a)	271,090	3,732,909
Keane Inc.(a)	400,624	4,771,432
Lawson Software Inc.(a)	1,155,893	8,542,049
ManTech International Corp. Class A(a)	167,318	6,162,322
MapInfo Corp.(a)	196,950	2,570,198
MicroStrategy Inc. Class A(a)	88,322	10,069,591
Midway Games Inc.(a)(b)	332,603	2,321,569
Neoware Inc.(a)(b)	183,573	2,424,999
Nuance Communications Inc.(a)(b)	1,165,682	13,358,716
Omnicell Inc.(a)	251,963	4,694,071
Omniture Inc.(a)	127,292	1,792,271
Open Solutions Inc.(a)	188,172	7,082,794
OPNET Technologies Inc.(a)	119,096	1,720,937
Packeteer Inc.(a)	322,903	4,391,481
Parametric Technology Corp.(a)	1,033,418	18,622,192
PDF Solutions Inc.(a)	195,684	2,827,634
Pegasystems Inc.	132,050	1,303,334
Per-Se Technologies Inc.(a)	310,141	8,615,717
Phase Forward Inc.(a)	315,406	4,724,782
Progress Software Corp.(a)	381,234	10,647,866
QAD Inc.	141,582	1,187,873
Quality Systems Inc.(b)	152,230	5,673,612
Quest Software Inc.(a)	621,508	9,105,092

Renaissance Learning Inc.(b)	73,496	1,303,084
Schawk Inc.	143,772	2,809,305
Smith Micro Software Inc.(a)	206,449	2,929,511
SPSS Inc.(a)	179,328	5,392,393
Sybase Inc.(a)	834,715	20,617,461
Synchronoss Technologies Inc.(a)	75,372	1,034,104
SYNNEX Corp.(a)	116,079	2,546,773
Take-Two Interactive Software Inc.(a)(b)	664,710	11,805,250
Taleo Corp. Class A(a)	125,779	1,719,399
THQ Inc.(a)(b)	592,050	19,253,466
Transaction Systems Architects Inc. Class A(a)	347,292	11,311,300
Trident Microsystems Inc.(a)	530,049	9,636,291
Ulticom Inc.(a)	120,076	1,151,529
Ultimate Software Group Inc.(a)	221,664	5,155,905
VA Software Corp.(a)	611,151	3,074,090
Verint Systems Inc.(a)	123,684	4,239,888
Wind River Systems Inc.(a)	698,655	7,161,214
Witness Systems Inc.(a)	310,430	5,441,838

		463,622,914
STORAGE & WAREHOUSING—0.07%
Mobile Mini Inc.(a)	326,778	8,803,399

		8,803,399
TELECOMMUNICATIONS—4.51%
Acme Packet Inc.(a)	125,340	2,587,018
Adaptec Inc.(a)	1,055,892	4,920,457
ADTRAN Inc.	603,086	13,690,052
Aeroflex Inc.(a)	698,534	8,186,818
Alaska Communications Systems Group Inc.	389,805	5,921,138
Anaren Inc.(a)	159,780	2,837,693
Andrew Corp.(a)	1,482,203	15,162,937
Anixter International Inc.(a)	306,329	16,633,665
Arris Group Inc.(a)	991,876	12,408,369
Atheros Communications Inc.(a)	478,871	10,209,530
Atlantic Tele-Network Inc.	59,598	1,746,221
Avanex Corp.(a)	1,527,925	2,887,778
Black Box Corp.	161,905	6,798,391
Broadwing Corp.(a)	708,671	11,069,441
CalAmp Corp.(a)	216,620	1,828,273
Carrier Access Corp.(a)	191,661	1,257,296
Cbeyond Inc.(a)	153,076	4,682,595
C-COR Inc.(a)	444,281	4,949,290
Centennial Communications Corp.	210,555	1,513,890
Cincinnati Bell Inc.(a)	2,289,735	10,464,089
Commonwealth Telephone Enterprises Inc.	198,653	8,315,615
CommScope Inc.(a)(b)	538,545	16,414,852
Comtech Telecommunications Corp.(a)	211,376	8,047,084
Consolidated Communications Holdings Inc.	188,910	3,948,219
CPI International Inc.(a)	64,344	965,160
CT Communications Inc.	178,836	4,098,921
Ditech Networks Inc.(a)	299,224	2,070,630
Dobson Communications Corp. Class A(a)	1,380,217	12,021,690
EMS Technologies Inc.(a)	140,720	2,818,622
Eschelon Telecom Inc.(a)	86,623	1,716,002
Essex Corp.(a)	179,472	4,291,176
Extreme Networks Inc.(a)	1,106,434	4,635,958
FairPoint Communications Inc.	255,269	4,837,348
FiberTower Corp.(a)(b)	1,097,706	6,454,511
Finisar Corp.(a)(b)	2,115,846	6,834,183
Foundry Networks Inc.(a)	1,351,316	20,242,714
General Communication Inc. Class A(a)	495,477	7,793,853
Globalstar Inc.(a)	178,251	2,479,471

Golden Telecom Inc.	202,928	9,505,148
Harmonic Inc.(a)	686,693	4,992,258
Hypercom Corp.(a)	499,641	3,172,720
I.D. Systems Inc.(a)(b)	102,805	1,934,790
IDT Corp. Class B(a)(b)	416,825	5,452,071
InterDigital Communications Corp.(a)	480,209	16,111,012
Iowa Telecommunications Services Inc.	290,943	5,734,487
iPCS Inc.(a)	155,107	8,586,724
Ixia(a)	398,083	3,821,597
Lightbridge Inc.(a)	252,443	3,418,078
Loral Space & Communications Inc.(a)	105,894	4,312,004
MasTec Inc.(a)	372,619	4,300,023
MRV Communications Inc.(a)(b)	1,162,017	4,113,540
NETGEAR Inc.(a)	307,582	8,074,028
Newport Corp.(a)	377,399	7,906,509
North Pittsburgh Systems Inc.	138,330	3,339,286
Novatel Wireless Inc.(a)	272,543	2,635,491
NTELOS Holdings Corp.(a)	139,194	2,488,789
Oplink Communications Inc.(a)	151,173	3,108,117
Optical Communication Products Inc.(a)	178,908	293,409
Optium Corp.(a)	55,645	1,387,786
ORBCOMM Inc.(a)	85,316	752,487
ParkerVision Inc.(a)(b)	174,512	1,945,809
Plantronics Inc.	436,262	9,248,754
Polycom Inc.(a)	809,760	25,029,682
Powerwave Technologies Inc.(a)(b)	1,205,386	7,774,740
Premiere Global Services Inc.(a)	669,319	6,318,371
Radyne Corp.(a)	166,971	1,793,269
RCN Corp.(a)	270,285	8,149,093
RF Micro Devices Inc.(a)	1,774,583	12,049,419
SafeNet Inc.(a)	241,514	5,781,845
SAVVIS Inc.(a)	303,564	10,840,270
Shenandoah Telecommunications Co.	71,006	3,337,992
Sirenza Microdevices Inc.(a)	249,677	1,962,461
Sonus Networks Inc.(a)	2,344,567	15,450,697
Stratex Networks Inc.(a)	889,895	4,298,193
SureWest Communications	136,083	3,747,726
Sycamore Networks Inc.(a)	1,712,243	6,438,034
Symmetricom Inc.(a)	426,883	3,807,796
Syniverse Holdings Inc.(a)	219,231	3,286,273
Tekelec(a)	536,528	7,956,710
3Com Corp.(a)	3,630,652	14,921,980
Time Warner Telecom Inc. Class A(a)(b)	1,317,773	26,263,216
USA Mobility Inc.(b)	254,230	5,687,125
UTStarcom Inc.(a)(b)	1,120,299	9,802,616
Viasat Inc.(a)	205,567	6,127,952
Vonage Holdings Corp.(a)(b)	290,817	2,018,270
Wireless Facilities Inc.(a)	527,477	1,503,309
Zhone Technologies Inc.(a)	1,027,440	1,345,946

		570,068,852
TEXTILES—0.09%
G&K Services Inc. Class A	197,180	7,668,330
UniFirst Corp.	89,155	3,424,444

		11,092,774
TOYS, GAMES & HOBBIES—0.25%
JAKKS Pacific Inc.(a)	255,624	5,582,828
LeapFrog Enterprises Inc.(a)	316,525	3,000,657
Marvel Entertainment Inc.(a)(b)	437,671	11,777,727
RC2 Corp.(a)	193,546	8,516,024
Topps Co. Inc. (The)	319,780	2,846,042

		31,723,278

TRANSPORTATION—1.46%
ABX Air Inc.(a)	541,015	3,749,234
American Commercial Lines Inc.(a)	285,555	18,706,708
Arkansas Best Corp.	234,480	8,441,280
Atlas Air Worldwide Holdings Inc.(a)	185,320	8,246,740
Bristow Group Inc.(a)	216,808	7,824,601
Celadon Group Inc.(a)	212,737	3,563,345
Dynamex Inc.(a)	103,157	2,409,748
EGL Inc.(a)	291,779	8,689,179
Florida East Coast Industries Inc.	326,505	19,459,698
Forward Air Corp.	292,487	8,461,649
Genesee & Wyoming Inc. Class A(a)	335,838	8,812,389
GulfMark Offshore Inc.(a)	153,667	5,748,682
Heartland Express Inc.	562,330	8,446,197
Horizon Lines Inc. Class A	132,720	3,578,131
Hub Group Inc. Class A(a)	371,344	10,230,527
Knight Transportation Inc.	530,844	9,050,890
Marten Transport Ltd.(a)	141,857	2,600,239
Old Dominion Freight Line Inc.(a)	261,134	6,285,495
P.A.M. Transportation Services Inc.(a)	48,862	1,075,941
Pacer International Inc.	348,769	10,382,853
Patriot Transportation Holding Inc.(a)	13,849	1,292,943
PHI Inc.(a)	126,434	4,138,185
Quality Distribution Inc.(a)	78,365	1,043,822
RailAmerica Inc.(a)	361,291	5,809,559
Saia Inc.(a)	135,816	3,152,289
SIRVA Inc.(a)	457,529	1,592,201
U.S. Xpress Enterprises Inc. Class A(a)	86,308	1,421,493
Universal Truckload Services Inc.(a)	55,034	1,307,058
USA Truck Inc.(a)	80,239	1,287,836
Werner Enterprises Inc.	476,345	8,326,511

		185,135,423
TRUCKING & LEASING—0.15%
AMERCO(a)	95,107	8,275,260
Greenbrier Companies Inc. (The)	125,766	3,772,980
Interpool Inc.	110,456	2,580,252
TAL International Group Inc.	149,716	3,995,920

		18,624,412
WATER—0.20%
American States Water Co.	155,820	6,017,768
California Water Service Group	177,623	7,175,969
PICO Holdings Inc.(a)	99,849	3,471,750
SJW Corp.	139,790	5,418,260
Southwest Water Co.	210,552	2,897,196

		24,980,943

TOTAL COMMON STOCKS
(Cost: $13,851,906,550)		12,636,935,129

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—3.87%

CERTIFICATES OF DEPOSIT (d)—0.09%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$2,419,304	2,419,304
Washington Mutual Bank
5.33%, 03/19/07	8,640,371	8,640,371

		11,059,675

COMMERCIAL PAPER (d)—0.75%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(e)	3,632,792	3,580,807
Aspen Funding Corp.
5.26%, 02/21/07(e)	2,246,496	2,230,084
Beta Finance Inc.
5.27%, 01/25/07(e)	691,230	688,905
BNP Paribas Finance Inc.
5.12%, 06/06/07	1,209,652	1,183,012
CAFCO LLC
5.26%, 01/30/07(e)	1,728,074	1,721,004
Cantabric Finance LLC
5.25%-5.26%, 01/25/07-03/06/07(e)	4,147,378	4,117,329
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(e)	4,078,255	4,028,205
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(e)	345,615	345,159
Curzon Funding LLC
5.24%, 02/27/07(e)	1,895,697	1,880,245
Edison Asset Securitization LLC
5.21%, 04/11/07(e)	1,432,332	1,411,810
Eureka Securitization
5.26%, 02/09/07(e)	4,320,185	4,296,199
Five Finance Inc.
5.22%, 04/20/07(e)	1,589,828	1,564,932
General Electric Capital Corp.
5.12%, 06/04/07(e)	2,592,111	2,535,762
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(e)	5,668,083	5,613,306
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(e)	6,739,489	6,599,791
KKR Atlantic Funding Trust
5.32%, 01/03/07(e)	2,592,111	2,591,728
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(e)	11,374,046	11,305,834
Lockhart Funding LLC
5.28%, 02/09/07(e)	3,456,148	3,436,886
Nationwide Building Society
5.21%, 04/13/07(e)	3,283,341	3,235,348
Nestle Capital Corp.
5.19%, 08/09/07(e)	2,073,689	2,008,217
Norddeutsche Landesbank
5.27%, 02/15/07	3,283,341	3,262,213
Polonius Inc.
5.26%, 02/20/07(e)	977,399	970,401
Regency Markets No. 1 LLC
5.32%, 01/22/07(e)	1,148,582	1,145,187
Sedna Finance Inc.
5.22%, 04/17/07(e)	1,970,005	1,940,011
Societe Generale
5.18%, 05/16/07	8,640,371	8,473,775
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(e)	8,769,907	8,685,446
Thornburg Mortgage Capital Resources
5.28%, 01/17/07-03/12/07(e)	4,257,975	4,228,570
Three Pillars Funding Corp.
5.26%, 02/14/07(e)	2,019,739	2,007,049

		95,087,215

MEDIUM-TERM NOTES (d)—0.08%
Bank of America N.A.
5.28%, 04/20/07	864,037	864,037
Cullinan Finance Corp.
5.71%, 06/28/07(e)	2,592,111	2,592,111
K2 USA LLC
5.39%, 06/04/07(e)	2,592,111	2,592,111
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(e)	4,043,694	4,043,694

		10,091,953
MONEY MARKET FUNDS—0.19%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(f)(g)	23,730,554	23,730,554

		23,730,554
REPURCHASE AGREEMENTS (d)—0.74%
Banc of America Securities LLC, 5.36%, due 1/2/07, maturity value $6,916,414 (collateralized by non-U.S. Government debt securities, value $7,127,800, 4.25% to 8.00%, 3/1/08 to 7/15/17).	$6,912,297	6,912,297
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $12,103,737 (collateralized by non-U.S. Government debt securities, value $13,314,119, 1.00% to 8.84%, 8/3/14 to 12/25/46).	12,096,519	12,096,519
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $5,187,315 (collateralized by U.S. Government obligations, value $5,291,086, 0.00% to 11.00%, 1/1/08 to 1/1/37).	5,184,222	5,184,222
BNP Securities Corp., 5.36%, due 1/2/07, maturity value $345,821 (collateralized by non-U.S. Government debt securities, value $363,310, 5.46%, 3/15/08).	345,615	345,615
Citigroup Global Markets Holdings Inc., 5.36%, due 1/2/07, maturity value $12,103,723 (collateralized by non-U.S. Government debt securities, value $12,715,858, 3.78% to 7.41%, 11/25/19 to 10/25/45).	12,096,519	12,096,519
Citigroup Global Markets Holdings Inc., 5.42%, due 1/2/07, maturity value $3,804,053 (collateralized by non-U.S. Government debt securities, value $4,240,625, 0.00% to 10.00%, 6/1/28 to 11/16/36).	3,801,763	3,801,763
Citigroup Global Markets Holdings Inc., 5.46%, due 1/2/07, maturity value $2,074,947 (collateralized by non-U.S. Government debt securities, value $2,313,079, 0.00% to 10.00%, 6/1/28 to 11/16/36).	2,073,689	2,073,689
Goldman Sachs & Co. Inc., 5.35%, due 1/2/07, maturity value $6,916,406 (collateralized by non-U.S. Government debt securities, value $7,192,389, 0.00% to 10.00%, 1/23/07 to 5/15/44).	6,912,297	6,912,297
Goldman Sachs Group Inc., 5.36%, due 1/2/07, maturity value $1,283,237 (collateralized by non-U.S. Government debt securities, value $1,334,028, 0.00% to 10.00%, 1/23/07 to 5/15/44).	1,282,473	1,282,473

Goldman Sachs Group Inc., 5.46%, due 1/2/07, maturity value $2,074,947 (collateralized by non-U.S. Government debt securities, value $2,157,743, 0.00% to 10.00%, 1/23/07 to 5/15/44).	2,073,689	2,073,689
Greenwich Capital Markets Inc., 5.46%, due 1/2/07, maturity value $1,729,122 (collateralized by non-U.S. Government debt securities, value $1,912,275, 5.58%, 1/8/36).	1,728,074	1,728,074
HSBC Securities Inc., 5.36%, due 1/2/07, maturity value $1,729,103 (collateralized by non-U.S. Government debt securities, value $1,816,724, 3.16% to 5.32%, 5/15/34 to 6/1/46).	1,728,074	1,728,074
JP Morgan Securities Inc., 5.41%, due 1/2/07, maturity value $864,556 (collateralized by non-U.S. Government debt securities, value $908,362, 5.75% to 8.75%, 10/1/08 to 9/15/25).	864,037	864,037
Lehman Brothers Holdings Inc., 5.36%, due 1/2/07, maturity value $6,916,414 (collateralized by non-U.S. Government debt securities, value $7,127,888, 3.34% to 8.75%, 6/15/07 to 12/1/66).	6,912,297	6,912,297
Lehman Brothers Holdings Inc., 5.44%, due 1/2/07, maturity value $2,593,678 (collateralized by non-U.S. Government debt securities, value $2,671,503, 5.50% to 8.88%, 4/15/11 to 12/1/66).	2,592,111	2,592,111
Merrill Lynch & Co. Inc., 5.36%, due 1/2/07, maturity value $6,916,414 (collateralized by non-U.S. Government debt securities, value $7,141,732, 0.00% to 10.13%, 6/15/07 to 9/1/26).	6,912,297	6,912,297
Merrill Lynch & Co. Inc., 5.44%, due 1/2/07, maturity value $3,458,237 (collateralized by non-U.S. Government debt securities, value $3,561,993, 4.37% to 7.75%, 3/3/08 to 12/1/25).	3,456,148	3,456,148
Morgan Stanley, 5.36%, due 1/2/07, maturity value $3,458,206 (collateralized by non-U.S. Government debt securities, value $3,600,338, 0.00% to 10.00%, 1/1/07 to 12/31/37).	3,456,148	3,456,148
Morgan Stanley, 5.51%, due 6/4/07, maturity value $2,476,699 (collateralized by non-U.S. Government debt securities, value $2,541,278, 0.00% to 10.00%, 1/1/07 to 12/31/37).(h)	2,419,304	2,419,304
Wachovia Capital, 5.38%, due 1/2/07, maturity value $11,066,286 (collateralized by non-U.S. Government debt securities, value $11,625,927, 3.86% to 8.17%, 8/15/13 to 10/17/44).	11,059,675	11,059,675

		93,907,248
TIME DEPOSITS (d)—0.00%
Bank of America N.A.
5.13%, 01/02/07	165,411	165,411

		165,411
VARIABLE & FLOATING RATE NOTES (d)—2.02%
Allstate Life Global Funding II
5.33%-5.43%, 11/02/07-01/25/08(e)	8,847,740	8,848,680

American Express Bank
5.32%, 02/28/07	3,456,148	3,456,144
American Express Centurion Bank
5.44%, 07/19/07	3,801,763	3,804,168
American Express Credit Corp.
5.45%, 07/05/07	1,036,844	1,037,194
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	432,427	432,427
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(e)	2,592,111	2,592,111
ASIF Global Financing
5.41%, 05/03/07(e)	345,615	345,677
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(e)	2,246,496	2,246,496
Bank of Ireland
5.33%-5.35%, 08/14/07-12/20/07(e)	5,011,415	5,011,550
Beta Finance Inc.
5.32%-5.41%, 04/25/07-07/25/07(e)	8,813,178	8,813,435
BMW US Capital LLC
5.35%, 01/15/08(e)	3,456,148	3,456,148
BNP Paribas
5.35%, 11/19/07(e)	6,393,874	6,393,874
Carlyle Loan Investment Ltd.
5.40%, 04/13/07-07/15/07(e)	2,522,988	2,522,989
CC USA Inc.
5.37%, 07/30/07(e)	1,728,074	1,728,212
Commodore CDO Ltd.
5.44%, 12/12/07(e)	864,037	864,037
Credit Agricole SA
5.34%, 11/23/07	3,456,148	3,456,148
Credit Suisse First Boston NY
5.38%, 04/24/07	1,728,074	1,728,102
Cullinan Finance Corp.
5.36%, 04/25/07(e)	864,037	864,037
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(e)	499,280	499,280
DEPFA Bank PLC
5.40%, 09/14/07	3,456,148	3,456,148
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(e)	3,974,571	3,974,700
Eli Lilly Services Inc.
5.34%, 12/31/07(e)	2,306,979	2,306,979
Fifth Third Bancorp
5.33%, 12/21/07(e)	6,912,297	6,912,297
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(e)	2,246,496	2,246,329
General Electric Capital Corp.
5.31%-5.48%, 07/09/07-01/24/08(e)	3,628,956	3,629,474
Granite Master Issuer PLC
5.32%, 08/20/07(e)	12,096,519	12,096,519
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(e)	7,949,141	7,873,072
Hartford Life Global Funding Trust
5.37%-5.41%, 07/13/07-01/15/08	5,184,222	5,184,711
HBOS Treasury Services PLC
5.46%, 10/24/07(e)	3,456,148	3,456,148
Holmes Financing PLC
5.32%, 07/16/07(e)	6,048,260	6,048,260
JPMorgan Chase & Co.
5.32%-5.45%, 07/27/07-08/02/07(h)	9,504,408	9,504,408
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(e)	2,592,111	2,592,044

Kestrel Funding LLC
5.33%, 07/11/07(e)	1,382,459	1,382,383
Kommunalkredit Austria AG
5.35%, 01/09/08(e)	2,073,689	2,073,689
Leafs LLC
5.35%, 01/22/07-02/20/07(e)	3,600,022	3,600,022
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(e)	3,801,763	3,801,626
Lothian Mortgages Master Issuer PLC
5.32%, 04/24/07(e)	1,368,649	1,368,649
Marshall & Ilsley Bank
5.35%, 01/15/08	1,900,882	1,900,882
Master Funding LLC
5.38%, 04/25/07-05/25/07(e)	6,254,695	6,254,695
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(h)	3,801,763	3,801,763
Metropolitan Life Global Funding I
5.36%, 02/08/07(e)	5,184,222	5,184,222
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(e)(h)	345,615	345,615
Mound Financing PLC
5.32%, 05/08/07(e)	3,248,779	3,248,779
Natexis Banques Populaires
5.35%-5.37%, 02/05/07-01/15/08(e)	12,442,134	12,442,038
National City Bank of Indiana
5.35%, 05/21/07	1,728,074	1,728,130
Nationwide Building Society
5.38%-5.49%, 02/08/07-10/26/07(e)	11,405,289	11,407,002
Newcastle Ltd.
5.37%, 04/24/07(e)	1,218,292	1,218,182
Northern Rock PLC
5.39%, 08/03/07(e)	4,147,378	4,147,440
Northlake CDO I
5.42%, 09/06/07(e)	1,036,844	1,036,844
Pricoa Global Funding I
5.34%, 11/27/07	4,665,800	4,665,800
Principal Life Global Funding I
5.80%, 02/08/07	1,555,267	1,556,001
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(e)	5,011,415	5,011,354
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(e)	3,456,148	3,456,148
Strips III LLC
5.40%, 07/24/07(e)	748,128	748,128
SunTrust Bank
5.32%, 05/01/07	3,456,148	3,456,215
Tango Finance Corp.
5.30%-5.35%, 04/25/07-07/16/07(e)	8,433,002	8,432,573
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(e)	5,702,645	5,702,644
Wachovia Asset Securitization Inc.
5.34%, 01/25/07(e)	4,222,924	4,222,924
Wachovia Bank N.A.
5.36%, 05/22/07	6,912,297	6,912,297
Wal-Mart Stores Inc.
5.50%, 07/16/07(e)	2,592,111	2,593,045
Wells Fargo & Co.
5.36%, 11/15/07(e)	1,728,074	1,728,158
WhistleJacket Capital Ltd.
5.31%-5.35%, 04/18/07-06/13/07(e)	2,592,111	2,592,114
White Pine Finance LLC
5.31%-5.32%, 05/22/07-08/20/07(e)	10,368,445	10,367,131

Wind Master Trust
5.34%, 07/25/07(e)	1,382,459	1,382,459

		255,150,750

TOTAL SHORT-TERM INVESTMENTS
(Cost: $489,192,806)		489,192,806

TOTAL INVESTMENTS IN SECURITIES—103.77%
(Cost: $14,341,099,356)		13,126,127,935
Other Assets, Less Liabilities—(3.77)%		(476,285,841)

NET ASSETS—100.00%		$12,649,842,094

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(e)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2006

Security	Shares	Value

COMMON STOCKS—99.95%

ADVERTISING—0.60%
ADVO Inc.	145,261	$4,735,509
Catalina Marketing Corp.	120,204	3,305,610
Gaiam Inc.(a)	74,419	1,018,052
inVentiv Health Inc.(a)	133,591	4,722,442
Marchex Inc. Class B(a)	104,584	1,399,334
SITEL Corp.(a)	214,207	903,954
ValueVision Media Inc. Class A(a)	131,347	1,725,900

		17,810,801
AEROSPACE & DEFENSE—1.26%
AAR Corp.(a)	144,196	4,209,081
Argon ST Inc.(a)	57,932	1,247,855
BE Aerospace Inc.(a)	354,296	9,098,321
Curtiss-Wright Corp.	11,163	413,924
Esterline Technologies Corp.(a)	42,904	1,726,028
GenCorp Inc.(a)	252,473	3,539,671
HEICO Corp.	94,239	3,659,300
Herley Industries Inc.(a)	10,506	170,092
Innovative Solutions & Support Inc.(a)	27,609	470,181
K&F Industries Holdings Inc.(a)	33,730	766,008
MTC Technologies Inc.(a)	31,614	744,510
Orbital Sciences Corp.(a)	135,925	2,506,457
Teledyne Technologies Inc.(a)	132,573	5,320,154
TransDigm Group Inc.(a)	32,941	873,266
Triumph Group Inc.	15,903	833,794
United Industrial Corp.	43,231	2,193,973

		37,772,615
AGRICULTURE—0.45%
Alico Inc.	17,515	886,784
Andersons Inc.	64,615	2,739,030
Delta & Pine Land Co.	119,441	4,831,388
Maui Land & Pineapple Co. Inc.(a)	7,442	252,433
Tejon Ranch Co.(a)	49,866	2,784,517
Vector Group Ltd.(b)	117,047	2,077,584

		13,571,736
AIRLINES—0.69%
AirTran Holdings Inc.(a)(b)	415,717	4,880,518
Alaska Air Group Inc.(a)	89,773	3,546,033
ExpressJet Holdings Inc.(a)	28,669	232,219
Frontier Airlines Holdings Inc.(a)	26,100	193,140
JetBlue Airways Corp.(a)	634,161	9,005,084
SkyWest Inc.	115,024	2,934,262

		20,791,256
APPAREL—1.84%
Carter’s Inc.(a)	222,125	5,664,187
Cherokee Inc.	26,016	1,116,347
Crocs Inc.(a)(b)	45,079	1,947,413
Deckers Outdoor Corp.(a)	27,513	1,649,404
Guess? Inc.(a)	95,865	6,080,717
Gymboree Corp.(a)	152,284	5,811,157
Iconix Brand Group Inc.(a)	218,322	4,233,264
K-Swiss Inc. Class A	61,868	1,901,822
Maidenform Brands Inc.(a)	54,939	995,495
Oxford Industries Inc.	4,072	202,175
Phillips-Van Heusen Corp.	126,249	6,333,912
Quiksilver Inc.(a)	114,098	1,797,043
Skechers U.S.A. Inc. Class A(a)	46,597	1,552,146
Steven Madden Ltd.	95,221	3,341,305
Timberland Co. Class A(a)	119,180	3,763,704

True Religion Apparel Inc.(a)(b)	60,319	923,484
Volcom Inc.(a)	60,159	1,778,902
Warnaco Group Inc. (The)(a)	91,904	2,332,524
Wolverine World Wide Inc.	125,833	3,588,757

		55,013,758
AUTO MANUFACTURERS—0.33%
A.S.V. Inc.(a)(b)	94,839	1,543,031
Navistar International Corp.(a)	252,862	8,453,177

		9,996,208
AUTO PARTS & EQUIPMENT—0.23%
Accuride Corp.(a)	51,719	582,356
Fuel Systems Solutions Inc.(a)	51,516	1,137,473
Keystone Automotive Industries Inc.(a)	73,854	2,510,297
Miller Industries Inc.(a)	44,044	1,057,056
Noble International Ltd.	36,833	738,502
Tenneco Inc.(a)	38,014	939,706

		6,965,390
BANKS—2.92%
Arrow Financial Corp.	4,460	110,474
Bancorp Inc. (The)(a)	7,008	207,437
Bank of the Ozarks Inc.(b)	53,765	1,777,471
Camden National Corp.	3,331	153,626
Capital Corp of the West	18,566	595,783
Capitol Bancorp Ltd.	3,310	152,922
Cardinal Financial Corp.	82,532	845,953
Cascade Bancorp	122,265	3,793,883
Cass Information Systems Inc.	26,615	962,931
Cathay General Bancorp	17,297	596,919
Center Financial Corp.	36,766	881,281
City Bank	17,270	618,266
Coastal Financial Corp.	49,199	824,083
CoBiz Inc.	67,023	1,477,187
Columbia Bancorp	13,929	368,422
Community Bancorp(a)	12,296	371,216
CVB Financial Corp.	174,110	2,517,631
Enterprise Financial Services Corp.	43,248	1,409,020
First Busey Corp. Class A	50,608	1,166,514
First Community Bancorp	14,588	762,515
First Indiana Corp.	4,546	115,287
First Regional Bancorp(a)	28,424	968,974
First Republic Bank	24,323	950,543
First South Bancorp Inc.	37,175	1,185,511
First State Bancorp	5,608	138,798
Fremont General Corp.	156,357	2,534,547
Frontier Financial Corp.	44,850	1,310,966
Glacier Bancorp Inc.	30,434	743,807
Hancock Holding Co.	55,483	2,931,722
Heritage Commerce Corp.	27,822	741,178
Home Bancshares Inc.	10,524	252,997
International Bancshares Corp.	24,008	742,087
Intervest Bancshares Corp.(a)	5,315	182,889
Lakeland Financial Corp.	10,927	278,966
Macatawa Bank Corp.	6,823	145,057
MB Financial Inc.	9,719	365,532
Mercantile Bank Corp.	8,349	314,757
MetroCorp Bancshares Inc.	2,070	43,553
Midwest Banc Holdings Inc.	11,560	274,550
Nara Bancorp Inc.	54,652	1,143,320
Northern Empire Bancshares(a)	10,346	305,621
Old Second Bancorp Inc.	6,101	178,759
Pacific Capital Bancorp	18,821	632,009
Pinnacle Financial Partners Inc.(a)	46,476	1,542,074
Placer Sierra Bancshares	24,962	593,347
Preferred Bank	18,164	1,091,475
PremierWest Bancorp	5,308	84,716
PrivateBancorp Inc.(b)	81,285	3,383,895
Seacoast Banking Corp. of Florida	45,645	1,131,996
Sierra Bancorp	27,603	809,872
Signature Bank(a)	133,593	4,138,711
Smithtown Bancorp Inc.	35,647	966,747
Southside Bancshares Inc.	5,257	135,263
Suffolk Bancorp(b)	46,840	1,786,009
Superior Bancorp(a)	102,447	1,161,749
SVB Financial Group(a)(b)	162,514	7,576,403

SY Bancorp Inc.	11,972	335,216
Texas Capital Bancshares Inc.(a)	106,211	2,111,475
Tompkins Trustco Inc.	2,017	91,673
TriCo Bancshares	15,496	421,646
TrustCo Bank Corp. NY(b)	341,926	3,802,217
UCBH Holdings Inc.	333,718	5,860,088
United Community Banks Inc.	16,747	541,263
United Security Bancshares(b)	32,977	794,746
USB Holding Co. Inc.	22,856	550,830
Vineyard National Bancorp	41,793	962,075
Virginia Commerce Bancorp Inc.(a)	70,657	1,404,661
West Bancorporation(b)	69,293	1,232,030
Westamerica Bancorp	60,821	3,079,367
Western Alliance Bancorp(a)	60,060	2,088,286
Wilshire Bancorp Inc.	69,698	1,322,171
Wintrust Financial Corp.	47,196	2,266,352
Yardville National Bancorp	5,530	208,592

		87,549,909
BEVERAGES—0.24%
Boston Beer Co. Inc. Class A(a)	28,949	1,041,585
Coca-Cola Bottling Co. Consolidated	21,245	1,453,795
Green Mountain Coffee Roasters Inc.(a)	21,504	1,058,642
Jones Soda Co.(a)	115,265	1,417,759
National Beverage Corp.(b)	36,525	512,446
Peet’s Coffee & Tea Inc.(a)	63,564	1,667,919

		7,152,146
BIOTECHNOLOGY—3.98%
Advanced Magnetics Inc.(a)	43,774	2,614,183
ADVENTRX Pharmaceuticals Inc.(a)	253,387	747,492
Affymetrix Inc.(a)	308,512	7,114,287
Alexion Pharmaceuticals Inc.(a)	161,476	6,522,016
American Oriental Bioengineering Inc.(a)(b)	203,881	2,379,291
Arena Pharmaceuticals Inc.(a)	192,062	2,479,520
ARIAD Pharmaceuticals Inc.(a)	172,377	886,018
Biocryst Pharmaceuticals Inc.(a)	104,384	1,206,679
Cell Genesys Inc.(a)	255,579	866,413
Coley Pharmaceutical Group Inc.(a)(b)	82,617	800,559
Cytokinetics Inc.(a)	122,793	918,492
deCODE genetics Inc.(a)(b)	230,747	1,045,284
Digene Corp.(a)	80,062	3,836,571
Diversa Corp.(a)	138,817	1,510,329
Encysive Pharmaceuticals Inc.(a)	284,762	1,198,848
Enzo Biochem Inc.(a)	125,772	1,794,766
Enzon Pharmaceuticals Inc.(a)	198,575	1,689,873
Exelixis Inc.(a)	429,721	3,867,489
Genitope Corp.(a)(b)	86,829	305,638
Genomic Health Inc.(a)	56,085	1,043,181
Geron Corp.(a)	145,468	1,277,209
GTx Inc.(a)	63,362	1,130,378
Hana Biosciences Inc.(a)	131,490	837,591
Human Genome Sciences Inc.(a)	601,102	7,477,709
ICOS Corp.(a)	298,753	10,094,865
Illumina Inc.(a)	210,216	8,263,591
Incyte Corp.(a)	208,379	1,216,933
Integra LifeSciences Holdings Corp.(a)(b)	86,899	3,701,028
InterMune Inc.(a)(b)	118,859	3,654,914
Keryx Biopharmaceuticals Inc.(a)	196,298	2,610,763
Lexicon Genetics Inc.(a)	347,936	1,256,049
LifeCell Corp.(a)	152,694	3,686,033
Martek Biosciences Corp.(a)	95,110	2,219,867
Metabasis Therapeutics Inc.(a)	95,199	715,896
Momenta Pharmaceuticals Inc.(a)	114,213	1,796,570
Monogram Biosciences Inc.(a)	596,787	1,062,281
Myriad Genetics Inc.(a)	180,643	5,654,126
Nektar Therapeutics(a)	409,530	6,228,951
Northfield Laboratories Inc.(a)(b)	40,050	163,003
Novavax Inc.(a)	281,270	1,153,207
Panacos Pharmaceuticals Inc.(a)	229,262	919,341
Peregrine Pharmaceuticals Inc.(a)	854,102	990,758
Regeneron Pharmaceuticals Inc.(a)	238,010	4,776,861
Replidyne Inc.(a)	18,737	107,550
Sangamo BioSciences Inc.(a)	130,215	859,419
Sirna Therapeutics Inc.(a)	182,759	2,377,695
SuperGen Inc.(a)	225,770	1,146,912
Telik Inc.(a)(b)	239,531	1,061,122

		119,267,551

BUILDING MATERIALS—1.18%
AAON Inc.	42,844	1,125,940
Apogee Enterprises Inc.	100,176	1,934,399
Builders FirstSource Inc.(a)	68,569	1,222,585
Comfort Systems USA Inc.	63,109	797,698
Drew Industries Inc.(a)	84,368	2,194,412
ElkCorp	34,728	1,426,974
Genlyte Group Inc. (The)(a)	113,479	8,863,845
Goodman Global Inc.(a)	70,209	1,207,595
Interline Brands Inc.(a)	123,445	2,773,809
NCI Building Systems Inc.(a)(b)	93,536	4,840,488
PGT Inc.(a)	23,345	295,314
Simpson Manufacturing Co. Inc.(b)	152,283	4,819,757
Texas Industries Inc.	18,883	1,212,855
Trex Co. Inc.(a)(b)	53,983	1,235,671
U.S. Concrete Inc.(a)	123,105	876,508
Universal Forest Products Inc.	7,816	364,382

		35,192,232
CHEMICALS—1.07%
American Vanguard Corp.(b)	81,008	1,288,027
Arch Chemicals Inc.	8,333	277,572
Balchem Corp.	53,042	1,362,119
Georgia Gulf Corp.	16,478	318,190
Grace (W.R.) & Co.(a)(b)	148,506	2,940,419
Hercules Inc.(a)	281,845	5,442,427
Innophos Holdings Inc.(a)	17,608	258,485
Kronos Worldwide Inc.	11,163	363,467
MacDermid Inc.	126,768	4,322,789
NewMarket Corp.	78,896	4,658,809
NL Industries Inc.	22,802	235,773
Olin Corp.	30,599	505,495
OMNOVA Solutions Inc.(a)	88,835	406,864
Pioneer Companies Inc.(a)	48,415	1,387,574
Symyx Technologies Inc.(a)	154,014	3,325,162
UAP Holding Corp.	140,331	3,533,535
Zoltek Companies Inc.(a)(b)	74,929	1,473,853

		32,100,560
COAL—0.23%
Alpha Natural Resources Inc.(a)	236,068	3,359,248
International Coal Group Inc.(a)	431,900	2,353,855
James River Coal Co.(a)(b)	75,274	698,543
Westmoreland Coal Co.(a)	31,322	616,104

		7,027,750
COMMERCIAL SERVICES—7.71%
Aaron Rents Inc.	200,025	5,756,719
Administaff Inc.	104,650	4,475,880
Advance America Cash Advance Centers Inc.	309,019	4,527,128
Advisory Board Co. (The)(a)	85,352	4,569,746
Albany Molecular Research Inc.(a)	41,832	441,746
AMN Healthcare Services Inc.(a)	138,921	3,825,884
Arbitron Inc.	106,060	4,607,246
Bankrate Inc.(a)(b)	46,430	1,762,018
Barrett Business Services Inc.	32,242	755,108
BearingPoint Inc.(a)	71,502	562,721
Bright Horizons Family Solutions Inc.(a)	119,477	4,618,981
Capella Education Co.(a)	15,427	374,105
CBIZ Inc.(a)	109,553	763,584
CDI Corp.	10,068	250,693
Cenveo Inc.(a)	243,683	5,166,080
Chemed Corp.	119,902	4,433,976
Clark Inc.	7,008	116,543
Clayton Holdings Inc.(a)	37,905	709,203
Coinmach Service Corp. Class A	60,177	716,106
Coinstar Inc.(a)	7,691	235,114
Consolidated Graphics Inc.(a)	34,275	2,024,624
Corinthian Colleges Inc.(a)	394,459	5,376,476
CorVel Corp.(a)	13,351	635,107
CoStar Group Inc.(a)	76,478	4,096,162
CRA International Inc.(a)	47,573	2,492,825
Cross Country Healthcare Inc.(a)	19,280	420,690
DeVry Inc.	278,887	7,808,836

Diamond Management & Technology Consultants Inc.	133,449	1,660,106
Dollar Financial Corp.(a)	56,172	1,564,952
DynCorp International Inc.(a)	66,603	1,056,990
Euronet Worldwide Inc.(a)(b)	160,662	4,770,055
ExlService Holdings Inc.(a)	19,785	416,276
First Advantage Corp. Class A(a)	27,949	641,709
First Consulting Group Inc.(a)	98,921	1,361,153
Forrester Research Inc.(a)	49,581	1,344,141
FTI Consulting Inc.(a)	101,185	2,822,050
Gartner Inc.(a)	260,376	5,152,841
Geo Group Inc. (The)(a)	88,673	3,327,011
Gevity HR Inc.	119,351	2,827,425
Global Cash Access Inc.(a)	122,485	1,987,932
H&E Equipment Services Inc.(a)	51,972	1,287,346
Healthcare Services Group Inc.(b)	124,879	3,616,496
HealthSpring Inc.(a)	66,609	1,355,493
Heartland Payment Systems Inc.(b)	66,540	1,879,755
Heidrick & Struggles International Inc.(a)	69,643	2,950,077
Home Solutions of America Inc.(a)(b)	214,973	1,259,742
Hudson Highland Group Inc.(a)	104,839	1,748,715
Huron Consulting Group Inc.(a)	79,284	3,594,737
ICT Group Inc.(a)	31,047	980,775
Integrated Electrical Services Inc.(a)	69,921	1,243,895
Jackson Hewitt Tax Service Inc.	150,830	5,123,695
Kelly Services Inc. Class A	34,346	993,973
Kendle International Inc.(a)	56,240	1,768,748
Kenexa Corp.(a)	71,584	2,380,884
Kforce Inc.(a)	133,485	1,624,512
Korn/Ferry International(a)	152,441	3,500,045
Labor Ready Inc.(a)	249,855	4,579,842
Landauer Inc.	23,105	1,212,319
LECG Corp.(a)	88,228	1,630,453
Lincoln Educational Services Corp.(a)	20,250	273,172
Live Nation Inc.(a)	75,831	1,698,614
McGrath RentCorp	100,054	3,064,654
Medifast Inc.(a)	53,899	678,049
Midas Inc.(a)	70,876	1,630,148
Monro Muffler Brake Inc.	53,710	1,885,221
Morningstar Inc.(a)	64,007	2,883,515
MPS Group Inc.(a)	173,298	2,457,366
Navigant Consulting Inc.(a)	180,210	3,560,950
Net 1 UEPS Technologies Inc.(a)	230,681	6,818,930
On Assignment Inc.(a)	154,616	1,816,738
PAREXEL International Corp.(a)	123,763	3,585,414
PeopleSupport Inc.(a)	107,049	2,253,381
PRA International(a)	64,766	1,636,637
Pre-Paid Legal Services Inc.(a)(b)	43,433	1,699,533
Providence Service Corp. (The)(a)	54,571	1,371,369
QC Holdings Inc.(a)	6,754	107,794
Resources Connection Inc.(a)	220,283	7,013,811
Rewards Network Inc.(a)	92,101	640,102
Rollins Inc.	134,641	2,976,913
SAIC Inc.(a)	196,101	3,488,637
Senomyx Inc.(a)	136,787	1,776,863
Sotheby’s Holdings Inc. Class A	291,241	9,034,296
Source Interlink Companies Inc.(a)	24,545	200,287
Spherion Corp.(a)	138,280	1,027,420
Standard Parking Corp.(a)	22,357	858,732
StarTek Inc.	3,873	52,440
Strayer Education Inc.	65,573	6,954,017
Team Inc.(a)	29,340	1,021,912
TeleTech Holdings Inc.(a)	149,191	3,562,681
TNS Inc.(a)	25,670	494,147
Universal Technical Institute Inc.(a)	104,957	2,331,095
Valassis Communications Inc.(a)	126,928	1,840,456
Watson Wyatt Worldwide Inc.	42,852	1,934,768
Wright Express Corp.(a)	154,695	4,821,843

		230,639,349
COMPUTERS—3.17%
Ansoft Corp.(a)	75,435	2,097,093
BISYS Group Inc. (The)(a)	130,670	1,686,950
Brocade Communications Systems Inc.(a)	823,212	6,758,571
CACI International Inc. Class A(a)	115,719	6,538,123
CIBER Inc.(a)	15,309	103,795
COMSYS IT Partners Inc.(a)	74,932	1,514,376

Comtech Group Inc.(a)(b)	66,900	1,216,911
Gateway Inc.(a)	107,301	215,675
Henry (Jack) & Associates Inc.	363,699	7,783,159
iGATE Corp.(a)	89,209	613,758
IHS Inc. Class A(a)	94,782	3,741,993
Integral Systems Inc.	47,634	1,103,680
Intervoice Inc.(a)	175,670	1,345,632
Kanbay International Inc.(a)	151,707	4,364,610
Komag Inc.(a)	106,360	4,028,917
Kronos Inc.(a)	146,608	5,386,378
Magma Design Automation Inc.(a)	8,119	72,503
Manhattan Associates Inc.(a)	12,233	367,969
Maxwell Technologies Inc.(a)(b)	66,027	921,077
Mercury Computer Systems Inc.(a)	25,632	342,444
MICROS Systems Inc.(a)	177,839	9,372,115
Mobility Electronics Inc.(a)(b)	128,688	431,105
MTS Systems Corp.	72,855	2,813,660
Ness Technologies Inc.(a)	46,287	660,053
NetScout Systems Inc.(a)	97,263	807,283
Palm Inc.(a)	21,751	306,472
Rackable Systems Inc.(a)(b)	126,869	3,929,133
Radiant Systems Inc.(a)	119,929	1,252,059
RadiSys Corp.(a)	28,688	478,229
SI International Inc.(a)	26,358	854,526
Sigma Designs Inc.(a)	104,021	2,647,334
Silicon Storage Technology Inc.(a)	149,752	675,382
SRA International Inc. Class A(a)	175,269	4,686,693
Stratasys Inc.(a)(b)	46,105	1,448,158
Sykes Enterprises Inc.(a)	133,519	2,355,275
Synaptics Inc.(a)	113,932	3,382,641
Syntel Inc.	38,763	1,038,848
TALX Corp.	146,781	4,029,138
3D Systems Corp.(a)(b)	70,373	1,123,153
Tyler Technologies Inc.(a)	179,243	2,520,157

		95,015,028
COSMETICS & PERSONAL CARE—0.12%
Chattem Inc.(a)	53,326	2,670,566
Inter Parfums Inc.	13,742	263,709
Parlux Fragrances Inc.(a)(b)	53,358	297,204
Physicians Formula Holdings Inc.(a)	18,015	336,700

		3,568,179
DISTRIBUTION & WHOLESALE—0.94%
Beacon Roofing Supply Inc.(a)(b)	199,466	3,753,950
Brightpoint Inc.(a)	229,040	3,080,588
Central European Distribution Corp.(a)	120,505	3,578,998
Directed Electronics Inc.(a)	43,768	501,144
Houston Wire & Cable Co.(a)(b)	20,041	418,857
LKQ Corp.(a)	204,497	4,701,386
MWI Veterinary Supply Inc.(a)	25,255	815,736
NuCO2 Inc.(a)	70,371	1,730,423
ScanSource Inc.(a)	109,984	3,343,514
Valley National Gases Inc.(a)	10,822	286,242
Watsco Inc.	127,520	6,013,843

		28,224,681
DIVERSIFIED FINANCIAL SERVICES—2.00%
Advanta Corp. Class B	10,354	451,745
Asset Acceptance Capital Corp.(a)	54,260	912,653
Asta Funding Inc.	53,960	1,642,542
Calamos Asset Management Inc. Class A	89,892	2,411,802
Cohen & Steers Inc.	49,239	1,977,931
CompuCredit Corp.(a)(b)	73,769	2,936,744
Credit Acceptance Corp.(a)	40,460	1,348,532
Doral Financial Corp.(b)	100,103	287,296
GFI Group Inc.(a)	54,637	3,401,700
Greenhill & Co. Inc.	80,579	5,946,730
International Securities Exchange Holdings Inc.	174,024	8,142,583
KBW Inc.(a)	14,022	412,107
MarketAxess Holdings Inc.(a)	62,982	854,666
Marlin Business Services Corp.(a)	16,036	385,345
National Financial Partners Corp.	141,893	6,239,035
optionsXpress Holdings Inc.	94,546	2,145,249
Penson Worldwide Inc.(a)	34,492	945,426
Portfolio Recovery Associates Inc.(a)	72,752	3,396,791
Stifel Financial Corp.(a)	26,794	1,051,129

Thomas Weisel Partners Group Inc.(a)	30,358	640,554
TradeStation Group Inc.(a)	116,897	1,607,334
United PanAm Financial Corp.(a)	46,846	644,601
Waddell & Reed Financial Inc. Class A	304,289	8,325,347
World Acceptance Corp.(a)	77,321	3,630,221

		59,738,063
ELECTRIC—0.18%
ITC Holdings Corp.	70,856	2,827,154
Ormat Technologies Inc.	34,966	1,287,448
Pike Electric Corp.(a)	71,430	1,166,452

		5,281,054
ELECTRICAL COMPONENTS & EQUIPMENT—1.19%
Advanced Energy Industries Inc.(a)	133,608	2,521,183
American Superconductor Corp.(a)(b)	149,230	1,463,946
Capstone Turbine Corp.(a)(b)	470,999	579,329
China BAK Battery Inc.(a)	124,928	814,531
Color Kinetics Inc.(a)	70,191	1,498,578
Encore Wire Corp.(a)(b)	106,600	2,346,266
Energy Conversion Devices Inc.(a)	178,621	6,069,542
General Cable Corp.(a)(b)	212,983	9,309,487
GrafTech International Ltd.(a)	207,749	1,437,623
Greatbatch Inc.(a)	24,411	657,144
Insteel Industries Inc.	63,949	1,137,653
Lamson & Sessions Co.(a)(b)	62,974	1,527,749
Littelfuse Inc.(a)	50,918	1,623,266
Medis Technologies Ltd.(a)(b)	99,586	1,735,784
Power-One Inc.(a)	78,367	570,512
Superior Essex Inc.(a)	6,331	210,506
Universal Display Corp.(a)	71,104	1,067,271
Vicor Corp.	90,162	1,001,700

		35,572,070
ELECTRONICS—3.18%
American Science & Engineering Inc.(a)(b)	41,648	2,478,472
Analogic Corp.	35,846	2,012,394
Badger Meter Inc.	45,093	1,249,076
Benchmark Electronics Inc.(a)	61,652	1,501,843
Brady Corp. Class A	130,948	4,881,741
Cogent Inc.(a)	197,325	2,172,548
Coherent Inc.(a)	81,256	2,565,252
CTS Corp.	90,154	1,415,418
Cymer Inc.(a)	160,831	7,068,522
Daktronics Inc.	177,387	6,536,711
Dionex Corp.(a)	91,449	5,186,073
Eagle Test Systems Inc.(a)	22,245	324,332
Excel Technology Inc.(a)	36,230	927,126
FEI Co.(a)	108,583	2,863,334
FLIR Systems Inc.(a)(b)	299,858	9,544,480
II-VI Inc.(a)	107,342	2,999,135
Ionatron Inc.(a)(b)	148,026	606,907
Itron Inc.(a)	116,095	6,018,365
L-1 Identity Solutions Inc.(a)	207,276	3,136,086
Lo-Jack Corp.(a)	85,670	1,463,244
Measurement Specialties Inc.(a)	62,847	1,360,009
Molecular Devices Corp.(a)	67,477	1,421,740
Multi-Fineline Electronix Inc.(a)(b)	38,311	777,330
OSI Systems Inc.(a)	25,283	529,173
OYO Geospace Corp.(a)	18,141	1,053,811
Park Electrochemical Corp.	8,356	214,331
Photon Dynamics Inc.(a)	43,791	511,917
Plexus Corp.(a)	209,516	5,003,242
RAE Systems Inc.(a)(b)	172,054	550,573
Rofin-Sinar Technologies Inc.(a)	65,709	3,972,766
Rogers Corp.(a)	79,688	4,713,545
Sonic Solutions Inc.(a)	117,955	1,922,666
Taser International Inc.(a)(b)	283,449	2,157,047
TTM Technologies Inc.(a)	166,290	1,884,066
Varian Inc.(a)	47,727	2,137,692
Watts Water Technologies Inc. Class A	31,252	1,284,770
X-Rite Inc.	51,539	633,930

		95,079,667
ENERGY-ALTERNATE SOURCES—0.69%
Aventine Renewable Energy Holdings Inc.(a)	110,757	2,609,435

Evergreen Energy Inc.(a)(b)	323,710	3,201,492
Evergreen Solar Inc.(a)(b)	305,707	2,314,202
First Solar Inc.(a)	72,151	2,150,100
FuelCell Energy Inc.(a)	24,018	155,156
Headwaters Inc.(a)(b)	108,331	2,595,611
MGP Ingredients Inc.(b)	43,781	989,888
Pacific Ethanol Inc.(a)(b)	125,548	1,932,184
Plug Power Inc.(a)(b)	328,484	1,277,803
SunPower Corp. Class A(a)(b)	46,562	1,730,710
Syntroleum Corp.(a)(b)	183,596	635,242
VeraSun Energy Corp.(a)	49,189	971,483

		20,563,306
ENGINEERING & CONSTRUCTION—0.24%
ENGlobal Corp.(a)	71,910	462,381
Granite Construction Inc.	44,317	2,230,031
Layne Christensen Co.(a)	19,552	641,892
Perini Corp.(a)	89,088	2,742,129
Stanley Inc.(a)	18,911	319,785
Sterling Construction Co. Inc.(a)	34,908	759,598

		7,155,816
ENTERTAINMENT—0.97%
Bally Technologies Inc.(a)	206,650	3,860,222
Century Casinos Inc.(a)	92,924	1,037,032
Dover Downs Gaming & Entertainment Inc.	67,078	896,833
Isle of Capri Casinos Inc.(a)	71,101	1,889,865
Macrovision Corp.(a)	201,894	5,705,524
Pinnacle Entertainment Inc.(a)	136,187	4,513,237
Progressive Gaming International Corp.(a)	155,596	1,411,256
Shuffle Master Inc.(a)(b)	159,084	4,168,001
Vail Resorts Inc.(a)	121,781	5,458,224

		28,940,194
ENVIRONMENTAL CONTROL—0.63%
American Ecology Corp.	70,431	1,303,678
Basin Water Inc.(a)	30,446	206,119
Casella Waste Systems Inc. Class A(a)	94,880	1,160,382
Clean Harbors Inc.(a)	71,480	3,460,347
Darling International Inc.(a)	369,807	2,037,637
Mine Safety Appliances Co.(b)	87,100	3,192,215
Rentech Inc.(a)(b)	628,055	2,367,767
Tetra Tech Inc.(a)	158,869	2,873,940
Waste Connections Inc.(a)	53,035	2,203,604
Waste Holdings Inc.	1,668	50,907

		18,856,596
FOOD—0.73%
Arden Group Inc. Class A	5,910	731,717
Diamond Foods Inc.	54,491	1,035,874
Flowers Foods Inc.	130,007	3,508,889
J&J Snack Foods Corp.	31,196	1,291,514
Lance Inc.	54,575	1,095,866
Pathmark Stores Inc.(a)	17,611	196,363
Ralcorp Holdings Inc.(a)	10,119	514,956
Tootsie Roll Industries Inc.	145,396	4,754,449
United Natural Foods Inc.(a)	192,978	6,931,770
Wild Oats Markets Inc.(a)(b)	131,733	1,894,321

		21,955,719
FOREST PRODUCTS & PAPER—0.19%
Deltic Timber Corp.	46,452	2,591,093
Neenah Paper Inc.	67,569	2,386,537
Wausau Paper Corp.	11,568	173,404
Xerium Technologies Inc.	45,381	444,280

		5,595,314
HAND & MACHINE TOOLS—0.41%
Baldor Electric Co.	73,595	2,459,545
Franklin Electric Co. Inc.	103,505	5,319,122
Raser Technologies Inc.(a)(b)	90,487	553,780
Regal-Beloit Corp.	75,453	3,962,037

		12,294,484
HEALTH CARE – PRODUCTS—5.80%
Abaxis Inc.(a)	92,128	1,773,464
ABIOMED Inc.(a)	106,256	1,498,210
Adeza Biomedical Corp.(a)	69,335	1,033,785

Align Technology Inc.(a)	254,634	3,557,237
American Medical Systems Holdings Inc.(a)	319,125	5,910,195
AngioDynamics Inc.(a)	55,586	1,194,543
Arrow International Inc.	103,960	3,678,105
ArthroCare Corp.(a)(b)	119,561	4,772,875
Aspect Medical Systems Inc.(a)	74,500	1,401,345
Biosite Inc.(a)(b)	64,679	3,159,569
Bruker BioSciences Corp.(a)	192,503	1,445,698
Candela Corp.(a)	107,630	1,331,383
Cepheid Inc.(a)	249,556	2,121,226
Cerus Corp.(a)	127,790	748,849
Conceptus Inc.(a)	103,612	2,205,899
Cyberonics Inc.(a)	98,697	2,037,106
Datascope Corp.	3,948	143,865
DexCom Inc.(a)	77,697	766,092
DJO Inc.(a)	104,260	4,464,413
ev3 Inc.(a)	75,352	1,298,315
FoxHollow Technologies Inc.(a)	99,535	2,147,965
Haemonetics Corp.(a)	121,653	5,476,818
Hansen Medical Inc.(a)	23,252	268,328
Hologic Inc.(a)	241,186	11,403,274
ICU Medical Inc.(a)	24,837	1,010,369
Immucor Inc.(a)	310,284	9,069,601
IntraLase Corp.(a)	97,438	2,180,662
Inverness Medical Innovations Inc.(a)	9,351	361,884
IRIS International Inc.(a)	80,554	1,019,008
Kensey Nash Corp.(a)	16,966	539,519
Kyphon Inc.(a)	202,293	8,172,637
LCA-Vision Inc.	95,040	3,265,574
Luminex Corp.(a)	145,992	1,854,098
Medical Action Industries Inc.(a)	12,793	412,446
Mentor Corp.	166,179	8,121,168
Merge Technologies Inc.(a)	52,504	344,426
Meridian Bioscience Inc.	95,994	2,354,733
Metabolix Inc.(a)	27,236	515,850
Natus Medical Inc.(a)	96,665	1,605,606
Neurometrix Inc.(a)(b)	56,543	843,056
Northstar Neuroscience Inc.(a)	41,336	594,412
NuVasive Inc.(a)	151,520	3,500,112
NxStage Medical Inc.(a)	53,944	452,051
Oakley Inc.	37,786	757,987
OraSure Technologies Inc.(a)	210,834	1,741,489
Palomar Medical Technologies Inc.(a)	79,322	4,019,246
PolyMedica Corp.	105,614	4,267,862
PSS World Medical Inc.(a)	309,038	6,035,512
Quidel Corp.(a)	137,379	1,871,102
Sirona Dental Systems Inc.	80,725	3,108,720
Solexa Inc.(a)	107,847	1,418,188
SonoSite Inc.(a)	74,310	2,298,408
Spectranetics Corp.(a)	139,023	1,569,570
Stereotaxis Inc.(a)	107,050	1,104,756
SurModics Inc.(a)(b)	72,650	2,260,868
Symmetry Medical Inc.(a)	136,953	1,894,060
ThermoGenesis Corp.(a)	251,552	1,084,189
Thoratec Corp.(a)	212,543	3,736,506
Ventana Medical Systems Inc.(a)	131,969	5,678,626
Viasys Healthcare Inc.(a)	94,865	2,639,144
Visicu Inc.(a)	25,585	286,552
Vital Images Inc.(a)	76,400	2,658,720
Vital Sign Inc.	27,843	1,389,923
Volcano Corp.(a)	31,986	524,251
West Pharmaceutical Services Inc.	147,716	7,567,491
Wright Medical Group Inc.(a)	140,644	3,274,192
Young Innovations Inc.	20,783	692,074
Zoll Medical Corp.(a)	26,305	1,532,003

		173,467,210
HEALTH CARE-SERVICES—2.05%
Air Methods Corp.(a)	42,015	1,173,059
Alliance Imaging Inc.(a)	36,700	244,055
Amedisys Inc.(a)	117,348	3,857,229
AMERIGROUP Corp.(a)	43,237	1,551,776
AmSurg Corp.(a)	84,705	1,948,215
Apria Healthcare Group Inc.(a)	19,249	512,986
Bio-Reference Laboratories Inc.(a)	47,665	1,071,986
Centene Corp.(a)	197,318	4,848,103
Emeritus Corp.(a)	13,528	336,171

Five Star Quality Care Inc.(a)	143,350	1,598,352
Gentiva Health Services Inc.(a)	65,465	1,247,763
Healthways Inc.(a)	157,855	7,531,262
Hythiam Inc.(a)	120,252	1,111,128
LHC Group Inc.(a)	53,273	1,518,813
Magellan Health Services Inc.(a)	23,290	1,006,594
Matria Healthcare Inc.(a)	90,910	2,611,844
MedCath Corp.(a)	14,718	402,684
Molina Healthcare Inc.(a)	26,648	866,326
National Healthcare Corp.	24,610	1,358,472
NightHawk Radiology Holdings Inc.(a)	28,341	722,695
Odyssey Healthcare Inc.(a)	121,051	1,605,136
Option Care Inc.	9,301	132,539
Psychiatric Solutions Inc.(a)	242,151	9,085,506
Radiation Therapy Services Inc.(a)	55,741	1,756,956
Sun Healthcare Group Inc.(a)	144,344	1,823,065
Sunrise Senior Living Inc.(a)	154,168	4,736,041
Symbion Inc.(a)	42,873	793,579
United Surgical Partners International Inc.(a)	203,336	5,764,576
VistaCare Inc. Class A(a)	22,180	225,127

		61,442,038
HOME BUILDERS—0.57%
AMREP Corp.(b)	6,243	764,767
Brookfield Homes Corp.(b)	21,161	794,596
Cavco Industries Inc.(a)	10,604	371,564
Champion Enterprises Inc.(a)	349,072	3,267,314
Fleetwood Enterprises Inc.(a)	291,933	2,309,190
Hovnanian Enterprises Inc. Class A(a)	63,175	2,141,632
M/I Homes Inc.	6,629	253,162
Palm Harbor Homes Inc.(a)	12,393	173,750
Williams Scotsman International Inc.(a)	126,778	2,487,384
Winnebago Industries Inc.(b)	135,921	4,473,160

		17,036,519
HOME FURNISHINGS—0.48%
American Woodmark Corp.(b)	54,759	2,291,664
DTS Inc.(a)	61,578	1,489,572
Ethan Allen Interiors Inc.	30,632	1,106,122
Kimball International Inc. Class B	43,395	1,054,498
Sealy Corp.	36,335	535,941
Tempur-Pedic International Inc.(a)	229,684	4,699,335
TiVo Inc.(a)	389,331	1,993,375
Universal Electronics Inc.(a)	54,272	1,140,797

		14,311,304
HOUSEHOLD PRODUCTS & WARES—0.61%
ACCO Brands Corp.(a)	81,243	2,150,502
Central Garden & Pet Co.(a)	8,103	392,347
Fossil Inc.(a)	83,490	1,885,204
Harland (John H.) Co.	48,570	2,438,214
Playtex Products Inc.(a)	184,808	2,659,387
Tupperware Brands Corp.	126,279	2,855,168
WD-40 Co.	37,249	1,298,873
Yankee Candle Co. Inc. (The)	129,796	4,449,407

		18,129,102
HOUSEWARES—0.02%
Lifetime Brands Inc.	42,865	704,272

		704,272
INSURANCE—0.25%
ACA Capital Holdings Inc.(a)	17,335	267,999
Amtrust Financial Services Inc.	14,040	120,042
Darwin Professional Underwriters Inc.(a)	24,408	572,368
eHealth Inc.(a)	2,331	46,876
Enstar Group Inc.(a)	14,165	1,358,423
First Acceptance Corp.(a)	43,118	462,225
First Mercury Financial Corp.(a)	6,124	144,036
Hilb, Rogal & Hobbs Co.	11,871	500,007
National Interstate Corp.	45,129	1,096,635
Safety Insurance Group Inc.	5,327	270,132
Tower Group Inc.	76,868	2,388,289
21st Century Insurance Group	21,745	383,799

		7,610,831

INTERNET—5.49%
Access Integrated Technologies Inc. Class A(a)(b)	59,861	521,988
Agile Software Corp.(a)	35,218	216,591
aQuantive Inc.(a)(b)	348,266	8,588,240
Art Technology Group Inc.(a)	507,148	1,181,655
@Road Inc.(a)	177,558	1,296,173
Audible Inc.(a)	113,174	897,470
Avocent Corp.(a)	24,877	842,086
Blue Coat Systems Inc.(a)	66,256	1,586,831
Blue Nile Inc.(a)(b)	60,205	2,220,962
Chordiant Software Inc.(a)	364,514	1,206,541
CNET Networks Inc.(a)	685,840	6,234,286
CyberSource Corp.(a)	138,444	1,525,653
DealerTrack Holdings Inc.(a)	53,650	1,578,383
Digital Insight Corp.(a)	148,323	5,708,952
Digital River Inc.(a)	180,805	10,087,111
Digitas Inc.(a)	413,794	5,548,978
Drugstore.com Inc.(a)	367,379	1,344,607
eCollege.com Inc.(a)	81,906	1,281,829
Equinix Inc.(a)(b)	130,902	9,898,809
eResearch Technology Inc.(a)(b)	223,077	1,501,308
GSI Commerce Inc.(a)(b)	178,396	3,344,925
Harris Interactive Inc.(a)	70,505	355,345
i2 Technologies Inc.(a)(b)	43,398	990,342
InfoSpace Inc.(a)	74,662	1,531,318
Internap Network Services Corp.(a)	139,805	2,777,925
Interwoven Inc.(a)	94,691	1,389,117
iPass Inc.(a)	204,730	1,203,812
j2 Global Communications Inc.(a)(b)	227,347	6,195,206
Jupitermedia Corp.(a)(b)	98,921	783,454
Knot Inc. (The)(a)	88,080	2,311,219
Lionbridge Technologies Inc.(a)	271,873	1,750,862
Liquidity Services Inc.(a)	34,681	596,860
LoopNet Inc.(a)	4,316	64,654
Move Inc.(a)	458,290	2,525,178
NetFlix Inc.(a)(b)	206,277	5,334,323
NIC Inc.(a)	175,488	872,175
1-800-FLOWERS.COM Inc.(a)	96,956	597,249
Online Resources Corp.(a)	103,604	1,057,797
Openwave Systems Inc.(a)	431,569	3,983,382
Opsware Inc.(a)	374,588	3,303,866
Overstock.com Inc.(a)(b)	51,060	806,748
Perficient Inc.(a)	84,890	1,393,045
Priceline.com Inc.(a)	106,840	4,659,292
RealNetworks Inc.(a)	366,890	4,013,777
Redback Networks Inc.(a)	288,932	7,205,964
RightNow Technologies Inc.(a)	68,592	1,181,154
Sapient Corp.(a)	373,817	2,052,255
Secure Computing Corp.(a)	14,519	95,245
Shutterfly Inc.(a)	6,729	96,898
Sohu.com Inc.(a)	117,526	2,820,624
Stamps.com Inc.(a)	85,889	1,352,752
Terremark Worldwide Inc.(a)	179,626	1,207,087
TheStreet.com Inc.	82,376	733,146
TIBCO Software Inc.(a)	123,808	1,168,748
Travelzoo Inc.(a)(b)	13,590	407,020
TriZetto Group Inc. (The)(a)	196,770	3,614,665
24/7 Real Media Inc.(a)	222,377	2,012,512
ValueClick Inc.(a)	438,751	10,367,686
Vasco Data Security International Inc.(a)	114,184	1,353,080
Vignette Corp.(a)	44,100	752,787
WebEx Communications Inc.(a)	191,345	6,676,027
webMethods Inc.(a)	67,366	495,814
Websense Inc.(a)	204,531	4,669,443
WebSideStory Inc.(a)	80,025	1,013,116

		164,386,347
INVESTMENT COMPANIES—0.07%
Gladstone Investment Corp.	31,706	485,419
Harris & Harris Group Inc.(a)(b)	75,987	918,683
Technology Investment Capital Corp.	48,795	787,551

		2,191,653
IRON & STEEL—0.75%
AK Steel Holding Corp.(a)	503,207	8,504,198
Chaparral Steel Co.	39,504	1,748,842
Cleveland-Cliffs Inc.	67,424	3,266,019
Oregon Steel Mills Inc.(a)	142,257	8,878,259

		22,397,318

LEISURE TIME—0.76%
Ambassadors Group Inc.	94,052	2,854,478
Bally Total Fitness Holding Corp.(a)(b)	38,588	94,541
Life Time Fitness Inc.(a)	139,007	6,743,230
Marine Products Corp.	30,870	362,414
Nautilus Inc.(b)	112,633	1,576,862
Polaris Industries Inc.(b)	143,895	6,738,603
Town Sports International Holdings Inc.(a)	9,431	155,423
WMS Industries Inc.(a)	123,760	4,314,274

		22,839,825
LODGING—0.23%
Ameristar Casinos Inc.	30,052	923,798
Aztar Corp.(a)	42,752	2,326,564
Lodgian Inc.(a)	6,836	92,970
Monarch Casino & Resort Inc.(a)	47,601	1,136,712
Morgans Hotel Group Co.(a)	82,150	1,390,799
MTR Gaming Group Inc.(a)	24,967	305,097
Riviera Holdings Corp.(a)	27,710	669,474

		6,845,414
MACHINERY—1.82%
Albany International Corp. Class A	82,272	2,707,572
Applied Industrial Technologies Inc.	204,671	5,384,894
Astec Industries Inc.(a)	77,438	2,718,074
Bucyrus International Inc. Class A	144,286	7,468,243
Chart Industries Inc.(a)	30,717	497,923
Cognex Corp.	197,027	4,693,183
Columbus McKinnon Corp.(a)	83,004	1,744,744
DXP Enterprises Inc.(a)	7,703	269,913
Gehl Corp.(a)	15,665	431,257
Gerber Scientific Inc.(a)	17,506	219,875
Intermec Inc.(a)	230,358	5,590,789
Intevac Inc.(a)	96,014	2,491,563
iRobot Corp.(a)(b)	52,247	943,581
Lindsay Corp.	7,311	238,704
Middleby Corp. (The)(a)	30,576	3,200,390
Nordson Corp.	116,405	5,800,461
Presstek Inc.(a)	134,062	852,634
Sauer-Danfoss Inc.	36,458	1,175,770
Tennant Co.	12,046	349,334
TurboChef Technologies Inc.(a)(b)	62,316	1,060,618
Wabtec Corp.	221,920	6,741,930

		54,581,452
MANUFACTURING—2.31%
Actuant Corp. Class A	124,807	5,947,054
Acuity Brands Inc.	205,450	10,691,618
American Railcar Industries Inc.	41,228	1,403,401
Barnes Group Inc.	148,714	3,234,529
Blount International Inc.(a)	94,203	1,267,972
Ceradyne Inc.(a)	122,653	6,929,894
CLARCOR Inc.	85,145	2,878,752
ESCO Technologies Inc.(a)	118,067	5,364,964
Flanders Corp.(a)	59,637	590,406
FreightCar America Inc.	30,954	1,716,399
GenTek Inc.(a)	46,512	1,608,850
Hexcel Corp.(a)(b)	426,830	7,431,110
Jacuzzi Brands Inc.(a)	179,626	2,232,751
Lancaster Colony Corp.	82,101	3,637,895
Matthews International Corp. Class A	96,982	3,816,242
Myers Industries Inc.	72,919	1,141,912
PW Eagle Inc.(b)	47,787	1,648,651
Raven Industries Inc.	73,543	1,970,952
Reddy Ice Holdings Inc.	66,155	1,708,122
Smith & Wesson Holding Corp.(a)(b)	133,689	1,382,344
Smith (A.O.) Corp.	69,689	2,617,519

		69,221,337
MEDIA—0.91%
Acacia Research Corp.—Acacia Technologies Group(a)	127,850	1,710,633
CKX Inc.(a)	233,850	2,743,060
Courier Corp.	7,399	288,339
Crown Media Holdings Inc.(a)(b)	36,306	131,791

Cumulus Media Inc. Class A(a)	36,172	375,827
Emmis Communications Corp.	49,493	407,822
Entravision Communications Corp.(a)	165,085	1,356,999
GateHouse Media Inc.	31,953	593,048
Gemstar-TV Guide International Inc.(a)	1,133,438	4,545,086
LodgeNet Entertainment Corp.(a)	75,431	1,888,038
Martha Stewart Living Omnimedia Inc. Class A	115,736	2,534,618
Mediacom Communications Corp.(a)	137,444	1,105,050
Playboy Enterprises Inc. Class B(a)	10,880	124,685
Private Media Group Inc.(a)(b)	112,333	452,702
Readers Digest Association Inc. (The)	224,886	3,755,596
Salem Communications Corp. Class A	3,131	37,415
Sinclair Broadcast Group Inc. Class A	208,892	2,193,366
Spanish Broadcasting System Inc. Class A(a)	84,597	347,694
Sun-Times Media Group Inc. Class A	158,085	776,197
Value Line Inc.	6,015	273,382
World Wrestling Entertainment Inc.	97,085	1,582,485

		27,223,833
METAL FABRICATE & HARDWARE—0.89%
Ampco-Pittsburgh Corp.	2,733	91,501
Castle (A.M.) & Co.	22,989	585,070
Dynamic Materials Corp.	54,246	1,524,313
Foster (L.B.) Co. Class A(a)	46,834	1,213,469
Kaydon Corp.	129,022	5,127,334
Ladish Co. Inc.(a)	60,900	2,258,172
Mueller Industries Inc.	23,520	745,584
Mueller Water Products Inc. Class A(b)	451,647	6,715,991
NN Inc.	7,134	88,676
Quanex Corp.	36,371	1,258,073
RBC Bearings Inc.(a)	93,461	2,678,592
Valmont Industries Inc.	76,736	4,258,081

		26,544,856
MINING—0.92%
AMCOL International Corp.	100,027	2,774,749
Century Aluminum Co.(a)	57,479	2,566,437
Coeur d’Alene Mines Corp.(a)	1,271,692	6,294,875
Hecla Mining Co.(a)	545,813	4,180,928
Royal Gold Inc.(b)	42,553	1,531,057
RTI International Metals Inc.(a)	104,132	8,145,205
Stillwater Mining Co.(a)	154,407	1,928,543

		27,421,794
OFFICE & BUSINESS EQUIPMENT—0.05%
Global Imaging Systems Inc.(a)	70,840	1,554,938

		1,554,938
OFFICE FURNISHINGS—0.57%
Herman Miller Inc.	303,572	11,037,878
Interface Inc. Class A(a)	217,423	3,091,755
Knoll Inc.	138,933	3,056,526

		17,186,159
OIL & GAS—3.18%
Alon USA Energy Inc.	34,065	896,250
Arena Resources Inc.(a)	53,446	2,282,679
Atlas America Inc.(a)	79,294	4,041,615
ATP Oil & Gas Corp.(a)	91,915	3,637,077
Atwood Oceanics Inc.(a)	123,546	6,050,048
Aurora Oil & Gas Corp.(a)	383,096	1,229,738
Berry Petroleum Co. Class A	161,667	5,013,294
Bill Barrett Corp.(a)	57,071	1,552,902
Bois d’Arc Energy Inc.(a)	72,436	1,059,739
Bronco Drilling Co. Inc.(a)	52,178	896,940
Callon Petroleum Co.(a)	48,395	727,377
Carrizo Oil & Gas Inc.(a)	101,672	2,950,521
Clayton Williams Energy Inc.(a)	24,383	885,347
Comstock Resources Inc.(a)	135,185	4,198,846
Crosstex Energy Inc.	145,027	4,595,906
Delek US Holdings Inc.	47,405	776,968
Delta Petroleum Corp.(a)	221,889	5,138,949
Energy Partners Ltd.(a)	128,036	3,126,639
Exploration Co. of Delaware (The)(a)	132,725	1,770,551
Gasco Energy Inc.(a)(b)	334,427	819,346
GeoGlobal Resources Inc.(a)(b)	137,053	1,075,866
Geomet Inc.(a)	37,138	386,235

Giant Industries Inc.(a)	20,564	1,541,272
GMX Resources Inc.(a)(b)	36,674	1,301,927
Goodrich Petroleum Corp (a)(b)	65,035	2,352,966
Grey Wolf Inc.(a)	889,702	6,103,356
Gulfport Energy Corp.(a)	59,515	808,809
Mariner Energy Inc.(a)	334,975	6,565,510
Parallel Petroleum Corp.(a)	171,607	3,015,135
Penn Virginia Corp.	36,479	2,554,989
Petrohawk Energy Corp.(a)	381,891	4,391,747
Petroleum Development Corp.(a)	66,060	2,843,883
PetroQuest Energy Inc.(a)	47,527	605,494
Pioneer Drilling Co.(a)	188,294	2,500,544
PrimeEnergy Corp.(a)	3,271	210,980
Quest Resource Corp.(a)	89,392	902,859
RAM Energy Resources Inc.(a)(b)	46,467	256,033
Sulphco Inc.(a)(b)	93,774	442,613
Toreador Resources Corp.(a)(b)	54,930	1,415,546
Transmeridian Exploration Inc.(a)(b)	332,393	1,146,756
VAALCO Energy Inc.(a)	263,201	1,776,607
Venoco Inc.(a)	34,056	598,023
Warren Resources Inc.(a)	68,266	800,078

		95,247,960
OIL & GAS SERVICES—2.05%
Allis-Chalmers Energy Inc.(a)	86,774	1,999,273
Basic Energy Services Inc.(a)	64,615	1,592,760
CARBO Ceramics Inc.	91,431	3,416,776
Complete Production Services Inc.(a)	118,631	2,514,977
Dawson Geophysical Co.(a)	18,175	662,115
Dril-Quip Inc.(a)	100,879	3,950,422
Gulf Island Fabrication Inc.	36,331	1,340,614
Hercules Offshore Inc.(a)	92,871	2,683,972
Hornbeck Offshore Services Inc.(a)	5,785	206,525
Hydril Co.(a)	76,678	5,765,419
Input/Output Inc.(a)	89,685	1,222,407
Lone Star Technologies Inc.(a)	8,126	393,380
Lufkin Industries Inc.	67,439	3,916,857
MarkWest Hydrocarbon Inc.	28,727	1,394,696
Matrix Service Co.(a)	104,336	1,679,810
Metretek Technologies Inc.(a)	71,599	882,100
NATCO Group Inc. Class A(a)	66,448	2,118,362
Newpark Resources Inc.(a)	234,277	1,689,137
Oil States International Inc.(a)	118,040	3,804,429
RPC Inc.	146,335	2,470,135
Superior Well Services Inc.(a)	59,034	1,508,909
T-3 Energy Services Inc.(a)	1,419	31,289
Veritas DGC Inc.(a)	113,237	9,696,484
W-H Energy Services Inc.(a)	134,671	6,557,131

		61,497,979
PACKAGING & CONTAINERS—0.20%
AEP Industries Inc.(a)	29,767	1,586,879
Graphic Packaging Corp.(a)	345,328	1,495,270
Silgan Holdings Inc.	63,393	2,784,221

		5,866,370
PHARMACEUTICALS—5.81%
ACADIA Pharmaceuticals Inc.(a)	111,061	976,226
Adams Respiratory Therapeutics Inc.(a)	138,840	5,666,060
Adolor Corp.(a)	206,599	1,553,624
Akorn Inc.(a)	220,628	1,378,925
Alkermes Inc.(a)	442,442	5,915,450
Alnylam Pharmaceuticals Inc.(a)(b)	168,757	3,611,400
Alpharma Inc. Class A	38,400	925,440
Altus Pharmaceuticals Inc.(a)	27,348	515,510
Anadys Pharmaceuticals Inc.(a)	80,346	395,302
Array BioPharma Inc.(a)	177,573	2,294,243
AtheroGenics Inc.(a)(b)	153,985	1,525,991
Auxilium Pharmaceuticals Inc.(a)	118,615	1,742,454
AVANIR Pharmaceuticals Class A(a)(b)	167,717	387,426
AVI BioPharma Inc.(a)(b)	231,815	737,172
Bentley Pharmaceuticals Inc.(a)	14,220	144,617
Bioenvision Inc.(a)	166,405	772,119
BioMarin Pharmaceutical Inc.(a)	417,820	6,848,070
Cadence Pharmaceuticals Inc.(a)	26,875	331,100
Caraco Pharmaceutical Laboratories Ltd.(a)	37,006	518,084
CombinatoRX Inc.(a)	110,712	958,766

Conor Medsystems Inc.(a)	137,633	4,312,042
Cubist Pharmaceuticals Inc.(a)(b)	248,540	4,501,059
CV Therapeutics Inc.(a)	251,961	3,517,376
Cypress Bioscience Inc.(a)	90,497	701,352
Dendreon Corp.(a)	16,534	68,947
Depomed Inc.(a)	171,151	590,471
Durect Corp.(a)	282,507	1,254,331
Emergent BioSolutions Inc.(a)	19,441	216,962
Emisphere Technologies Inc.(a)	94,798	501,481
Genta Inc.(a)	717,848	317,648
HealthExtras Inc.(a)	124,346	2,996,739
Hi-Tech Pharmacal Co. Inc.(a)	41,843	509,229
Idenix Pharmaceuticals Inc.(a)	112,763	979,910
I-Flow Corp.(a)	106,537	1,592,728
Indevus Pharmaceuticals Inc.(a)	210,693	1,495,920
Isis Pharmaceuticals Inc.(a)	332,628	3,698,823
K-V Pharmaceutical Co. Class A(a)	176,813	4,204,613
Mannatech Inc.(b)	75,284	1,108,933
MannKind Corp.(a)	143,435	2,365,243
Medarex Inc.(a)	558,912	8,266,308
Medicines Co. (The)(a)	229,173	7,269,368
Medicis Pharmaceutical Corp. Class A	249,037	8,748,670
MGI Pharma Inc.(a)	357,330	6,578,445
Nastech Pharmaceutical Co. Inc.(a)	98,299	1,487,264
NBTY Inc.(a)	27,643	1,149,120
Neurocrine Biosciences Inc.(a)	135,047	1,407,190
New River Pharmaceuticals Inc.(a)(b)	61,693	3,375,224
Noven Pharmaceuticals Inc.(a)	108,404	2,758,882
NPS Pharmaceuticals Inc.(a)	176,617	800,075
Nuvelo Inc.(a)	170,303	681,212
Onyx Pharmaceuticals Inc.(a)	199,761	2,113,471
OSI Pharmaceuticals Inc.(a)	260,365	9,107,568
Osiris Therapeutics Inc.(a)(b)	13,061	330,705
Pain Therapeutics Inc.(a)(b)	162,150	1,443,135
Par Pharmaceutical Companies Inc.(a)	105,754	2,365,717
Penwest Pharmaceuticals Co.(a)	104,782	1,741,477
Perrigo Co.	25,956	449,039
PetMed Express Inc.(a)	85,962	1,147,593
Pharmion Corp.(a)	77,584	1,997,012
POZEN Inc.(a)	114,031	1,937,387
Progenics Pharmaceuticals Inc.(a)	101,658	2,616,677
Renovis Inc.(a)	69,447	219,453
Rigel Pharmaceuticals Inc.(a)	28,692	340,574
Salix Pharmaceuticals Ltd.(a)	211,734	2,576,803
Santarus Inc.(a)(b)	230,842	1,807,493
Sciele Pharma Inc.(a)	116,414	2,793,936
Somaxon Pharmaceuticals Inc.(a)	22,254	315,784
Tanox Inc.(a)	110,614	2,201,219
Tiens Biotech Group (USA) Inc.(a)	15,494	60,891
Trimeris Inc.(a)	79,681	1,012,746
Trubion Pharmaceuticals Inc.(a)	18,019	324,522
United Therapeutics Inc.(a)	107,879	5,865,381
USANA Health Sciences Inc.(a)	42,624	2,201,956
Valeant Pharmaceuticals International	424,379	7,316,294
ViroPharma Inc.(a)	130,953	1,917,152
XenoPort Inc.(a)	92,094	2,260,908
Zymogenetics Inc.(a)	171,958	2,677,386

		173,795,823
REAL ESTATE—0.08%
Consolidated-Tomoka Land Co.	25,844	1,871,106
HouseValues Inc.(a)(b)	60,663	341,533
Resource Capital Corp.	11,007	186,569

		2,399,208
REAL ESTATE INVESTMENT TRUSTS—2.90%
Acadia Realty Trust	145,117	3,630,827
Alexander’s Inc.(a)	9,207	3,863,718
Alexandria Real Estate Equities Inc.	24,563	2,466,125
CBRE Realty Finance Inc.	7,422	116,600
Corporate Office Properties Trust	152,516	7,697,483
Cousins Properties Inc.	175,276	6,181,985
Crystal River Capital Inc.	5,488	140,109
Digital Realty Trust Inc.	115,198	3,943,228
EastGroup Properties Inc.	99,532	5,330,934
Equity Lifestyle Properties Inc.	88,970	4,842,637
FelCor Lodging Trust Inc.	51,482	1,124,367

Getty Realty Corp.	80,250	2,479,725
Glimcher Realty Trust(b)	167,901	4,484,636
Home Properties Inc.	137,145	8,128,584
Inland Real Estate Corp.	16,599	310,733
JER Investors Trust Inc.	42,619	880,935
Longview Fibre Co.	78,285	1,718,356
Maguire Properties Inc.	25,931	1,037,240
Mid-America Apartment Communities Inc.	27,158	1,554,524
Mills Corp.	259,226	5,184,520
Omega Healthcare Investors Inc.	47,000	832,840
PS Business Parks Inc.	15,010	1,061,357
Saul Centers Inc.	50,102	2,765,129
Sovran Self Storage Inc.	11,163	639,417
Sun Communities Inc.	82,250	2,661,610
Tanger Factory Outlet Centers Inc.	141,595	5,533,533
Washington Real Estate Investment Trust	205,820	8,232,800

		86,843,952
RETAIL—7.20%
AC Moore Arts & Crafts Inc.(a)	38,985	844,805
Aeropostale Inc.(a)	249,345	7,697,280
America’s Car-Mart Inc.(a)(b)	23,259	275,852
Applebee’s International Inc.	283,993	7,006,107
Bebe Stores Inc.	108,342	2,144,088
Big 5 Sporting Goods Corp.	82,300	2,009,766
BJ’s Restaurants Inc.(a)(b)	63,115	1,275,554
Brown Shoe Co. Inc.	34,075	1,626,741
Buckle Inc. (The)	39,113	1,988,896
Buffalo Wild Wings Inc.(a)	33,498	1,782,094
Build-A-Bear Workshop Inc.(a)(b)	66,821	1,872,324
Cabela’s Inc. Class A(a)	8,661	208,990
Cache Inc.(a)	52,751	1,331,435
California Pizza Kitchen Inc.(a)	90,268	3,006,827
Casey’s General Store Inc.	18,879	444,600
Cash America International Inc.	70,559	3,309,217
Casual Male Retail Group Inc.(a)	139,684	1,822,876
Cato Corp. Class A	139,632	3,198,969
CEC Entertainment Inc.(a)	86,093	3,465,243
Charlotte Russe Holding Inc.(a)	77,797	2,392,258
Charming Shoppes Inc.(a)	283,404	3,834,456
Children’s Place Retail Stores Inc. (The)(a)	103,362	6,565,554
Chipotle Mexican Grill Inc. Class B(a)	111,741	5,810,532
Christopher & Banks Corp.	166,507	3,107,021
Citi Trends Inc.(a)(b)	28,828	1,142,742
CKE Restaurants Inc.	312,577	5,751,417
Conn’s Inc.(a)(b)	29,052	676,040
Cosi Inc.(a)	158,675	807,656
CSK Auto Corp.(a)	108,753	1,865,114
Deb Shops Inc.	22,344	589,882
dELiA*s Inc.(a)	61,765	647,915
Denny’s Corp.(a)	418,187	1,969,661
Dress Barn Inc.(a)	210,659	4,914,674
DSW Inc. Class A(a)	73,762	2,845,000
EZCORP Inc.(a)	162,084	2,633,865
First Cash Financial Services Inc.(a)	127,103	3,288,155
Genesco Inc.(a)	13,798	514,665
Guitar Center Inc.(a)	133,810	6,083,003
Hibbet Sporting Goods Inc.(a)	146,417	4,470,111
Hot Topic Inc.(a)	202,047	2,695,307
IHOP Corp.	20,731	1,092,524
J. Crew Group Inc.(a)	44,685	1,722,607
Jos. A. Bank Clothiers Inc.(a)(b)	82,257	2,414,243
Krispy Kreme Doughnuts Inc.(a)(b)	117,135	1,300,199
Longs Drug Stores Corp.	127,985	5,424,004
MarineMax Inc.(a)	5,018	130,117
McCormick & Schmick’s Seafood Restaurants Inc.(a)	48,429	1,164,233
Men’s Wearhouse Inc. (The)	217,869	8,335,668
Morton’s Restaurant Group Inc.(a)	14,903	248,135
New York & Co. Inc.(a)	98,081	1,282,899
Nu Skin Enterprises Inc. Class A	159,489	2,907,484
P.F. Chang’s China Bistro Inc.(a)(b)	121,400	4,659,332
Pacific Sunwear of California Inc.(a)	333,037	6,520,864
Pantry Inc. (The)(a)	95,063	4,452,751
Papa John’s International Inc.(a)	71,241	2,066,701
Payless ShoeSource Inc.(a)	38,161	1,252,444
Rare Hospitality International Inc.(a)	132,833	4,374,191

Red Robin Gourmet Burgers Inc.(a)	75,790	2,717,072
Restoration Hardware Inc.(a)	134,827	1,147,378
Retail Ventures Inc.(a)(b)	96,663	1,840,464
Ruby Tuesday Inc.(b)	247,594	6,793,979
Ruth’s Chris Steak House Inc.(a)	79,177	1,447,356
School Specialty Inc.(a)	9,250	346,783
Select Comfort Corp.(a)(b)	246,361	4,284,218
Sonic Corp.(a)	317,834	7,612,124
Stein Mart Inc.	65,040	862,430
Susser Holdings Corp.(a)	8,006	144,108
Texas Roadhouse Inc. Class A(a)	238,628	3,164,207
Triarc Companies Inc. Class B	281,809	5,636,180
Tuesday Morning Corp.	102,684	1,596,736
Tween Brands Inc.(a)	153,720	6,138,040
Under Armour Inc. Class A(a)	95,178	4,801,730
Wet Seal Inc. Class A(a)	307,463	2,050,778
World Fuel Services Corp.	125,977	5,600,937
Zumiez Inc.(a)	65,935	1,947,720

		215,397,328
SAVINGS & LOANS—0.26%
Charter Financial Corp.	18,245	939,982
Fidelity Bankshares Inc.	31,803	1,261,625
Home Federal Bancorp Inc.	2,512	43,106
Investors Bancorp Inc.(a)	13,221	207,966
NewAlliance Bancshares Inc.	234,865	3,851,786
PFF Bancorp Inc.	30,152	1,040,546
Roma Financial Corp.(a)	3,955	65,495
ViewPoint Financial Group(a)	4,614	78,161
Wauwatosa Holdings Inc.(a)	3,978	70,888
Westfield Financial Inc.	8,126	281,160

		7,840,715
SEMICONDUCTORS—4.12%
Advanced Analogic Technologies Inc.(a)	167,052	900,410
AMIS Holdings Inc.(a)	109,619	1,158,673
Amkor Technology Inc.(a)	467,377	4,365,301
ANADIGICS Inc.(a)	214,802	1,903,146
Asyst Technologies Inc.(a)	143,666	1,050,198
ATMI Inc.(a)	111,489	3,403,759
Cabot Microelectronics Corp.(a)	62,977	2,137,439
Cirrus Logic Inc.(a)	345,838	2,379,365
Conexant Systems Inc.(a)	1,927,328	3,931,749
Diodes Inc.(a)	90,304	3,203,986
DSP Group Inc.(a)	18,917	410,499
EMCORE Corp.(a)(b)	184,884	1,022,409
Emulex Corp.(a)	118,494	2,311,818
Entegris Inc.(a)	61,687	667,453
Exar Corp.(a)	65,577	852,501
FormFactor Inc.(a)	209,340	7,797,915
Genesis Microchip Inc.(a)	77,060	781,388
Hittite Microwave Corp.(a)	59,451	1,921,456
Ikanos Communications Inc.(a)	93,391	811,568
IXYS Corp.(a)	111,602	993,258
Kopin Corp.(a)	275,662	984,113
LTX Corp.(a)	283,875	1,589,700
Mattson Technology Inc.(a)	222,040	2,069,413
Micrel Inc.(a)	310,412	3,346,241
Microsemi Corp.(a)	323,626	6,359,251
Microtune Inc.(a)	240,468	1,130,200
Mindspeed Technologies Inc.(a)	505,894	966,258
MIPS Technologies Inc. Class A(a)	112,775	936,033
Monolithic Power Systems Inc.(a)	99,851	1,109,345
MoSys Inc.(a)(b)	104,132	963,221
NetLogic Microsystems Inc.(a)	73,148	1,586,580
Nextest Systems Corp.(a)	26,815	302,205
OmniVision Technologies Inc.(a)(b)	244,079	3,331,678
ON Semiconductor Corp.(a)	648,396	4,908,358
Pericom Semiconductor Corp.(a)	63,723	730,903
PLX Technology Inc.(a)	113,940	1,485,778
PortalPlayer Inc.(a)	50,324	676,858
Rudolph Technologies Inc.(a)	16,208	258,031
Semitool Inc.(a)	11,980	159,454
Semtech Corp.(a)	331,286	4,329,908
Silicon Image Inc.(a)	373,269	4,747,982
SiRF Technology Holdings Inc.(a)	234,949	5,995,898
Skyworks Solutions Inc.(a)	158,845	1,124,623

Staktek Holdings Inc.(a)	15,119	77,863
Standard Microsystems Corp.(a)	24,775	693,205
Supertex Inc.(a)	54,850	2,152,863
Techwell Inc.(a)	18,182	292,003
Tessera Technologies Inc.(a)	211,145	8,517,589
Transmeta Corp.(a)	891,931	990,043
TranSwitch Corp.(a)	587,481	822,473
Ultratech Inc.(a)	93,693	1,169,289
Varian Semiconductor Equipment Associates Inc.(a)	224,683	10,227,570
Veeco Instruments Inc.(a)	127,422	2,386,614
Virage Logic Corp.(a)	65,185	605,569
Volterra Semiconductor Corp.(a)(b)	85,571	1,283,565
Zoran Corp.(a)	197,069	2,873,266

		123,188,234
SOFTWARE—5.05%
Actuate Corp.(a)	210,069	1,247,810
Advent Software Inc.(a)	93,158	3,287,546
Allscripts Healthcare Solutions Inc.(a)	211,843	5,717,643
Altiris Inc.(a)	7,062	179,234
American Reprographics Co.(a)	119,008	3,964,156
ANSYS Inc.(a)	140,072	6,091,731
Avid Technology Inc.(a)	18,834	701,755
Blackbaud Inc.	161,734	4,205,084
Blackboard Inc.(a)	126,657	3,804,776
Bottomline Technologies Inc.(a)	5,066	58,006
CommVault Systems Inc.(a)	38,863	777,649
Computer Programs & Systems Inc.	42,410	1,441,516
Concur Technologies Inc.(a)	146,796	2,354,608
Convera Corp.(a)(b)	125,371	575,453
CSG Systems International Inc.(a)	94,939	2,537,719
Digi International Inc.(a)	53,178	733,325
DivX Inc.(a)(b)	27,683	638,647
Eclipsys Corp.(a)	207,198	4,259,991
eFunds Corp.(a)	54,747	1,505,543
Emageon Inc.(a)	95,572	1,467,986
Epicor Software Corp.(a)	264,453	3,572,760
FalconStor Software Inc.(a)	169,210	1,463,667
Hyperion Solutions Corp.(a)	131,779	4,736,137
Infocrossing Inc.(a)	61,812	1,007,536
Informatica Corp.(a)	394,301	4,814,415
infoUSA Inc.	152,571	1,817,121
Innerworkings Inc.(a)	22,989	366,904
InPhonic Inc.(a)(b)	109,567	1,215,098
Inter-Tel Inc.	15,126	335,192
INVESTools Inc.(a)	147,271	2,030,867
JDA Software Group Inc.(a)	22,875	314,989
Keane Inc.(a)	108,078	1,287,209
ManTech International Corp. Class A(a)	62,864	2,315,281
MapInfo Corp.(a)	72,154	941,610
MicroStrategy Inc. Class A(a)	43,516	4,961,259
Midway Games Inc.(a)(b)	162,182	1,132,030
Neoware Inc.(a)	84,665	1,118,425
Nuance Communications Inc.(a)(b)	574,433	6,583,002
Omnicell Inc.(a)	124,476	2,318,988
Omniture Inc.(a)	41,167	579,631
Open Solutions Inc.(a)	92,959	3,498,977
OPNET Technologies Inc.(a)	53,891	778,725
Packeteer Inc.(a)	159,490	2,169,064
Parametric Technology Corp.(a)	255,145	4,597,713
PDF Solutions Inc.(a)	95,961	1,386,636
Per-Se Technologies Inc.(a)	153,257	4,257,479
Phase Forward Inc.(a)	155,221	2,325,211
QAD Inc.	37,819	317,301
Quality Systems Inc.	74,683	2,783,435
Quest Software Inc.(a)	214,258	3,138,880
Renaissance Learning Inc.(b)	36,447	646,205
Schawk Inc.	12,774	249,604
Smith Micro Software Inc.(a)	109,113	1,548,313
SPSS Inc.(a)	88,120	2,649,768
Sybase Inc.(a)	22,508	555,948
Synchronoss Technologies Inc.(a)	24,316	333,616
Take-Two Interactive Software Inc.(a)	16,876	299,718
Taleo Corp. Class A(a)	62,924	860,171
THQ Inc.(a)(b)	235,860	7,670,167
Transaction Systems Architects Inc. Class A(a)	170,924	5,566,995

Trident Microsystems Inc.(a)	261,165	4,747,980
Ultimate Software Group Inc.(a)	109,144	2,538,689
VA Software Corp.(a)	298,382	1,500,861
Verint Systems Inc.(a)	61,022	2,091,834
Wind River Systems Inc.(a)	344,894	3,535,164
Witness Systems Inc.(a)	152,345	2,670,608

		151,181,361
STORAGE & WAREHOUSING—0.14%
Mobile Mini Inc.(a)	150,313	4,049,432

		4,049,432
TELECOMMUNICATIONS—4.80%
Acme Packet Inc.(a)	34,987	722,132
ADTRAN Inc.	184,755	4,193,939
Aeroflex Inc.(a)	50,473	591,544
Anaren Inc.(a)	10,849	192,678
Anixter International Inc.(a)	73,607	3,996,860
Arris Group Inc.(a)	259,813	3,250,261
Atheros Communications Inc.(a)	236,097	5,033,588
Atlantic Tele-Network Inc.	26,683	781,812
Avanex Corp.(a)	755,235	1,427,394
Carrier Access Corp.(a)	22,133	145,192
Cbeyond Inc.(a)	75,588	2,312,237
C-COR Inc.(a)	152,595	1,699,908
Centennial Communications Corp.	102,476	736,802
Commonwealth Telephone Enterprises Inc.	53,216	2,227,622
CommScope Inc.(a)(b)	265,374	8,088,600
Comtech Telecommunications Corp.(a)	104,226	3,967,884
CPI International Inc.(a)	31,615	474,225
Dobson Communications Corp. Class A(a)(b)	678,811	5,912,444
EMS Technologies Inc.(a)	47,279	946,998
Eschelon Telecom Inc.(a)	33,377	661,198
Essex Corp.(a)	87,702	2,096,955
FiberTower Corp.(a)(b)	538,226	3,164,769
Finisar Corp.(a)	1,041,561	3,364,242
Foundry Networks Inc.(a)	363,534	5,445,739
General Communication Inc. Class A(a)	143,275	2,253,716
Globalstar Inc.(a)	32,849	456,930
Harmonic Inc.(a)	305,434	2,220,505
Hypercom Corp.(a)	246,348	1,564,310
I.D. Systems Inc.(a)(b)	50,861	957,204
InterDigital Communications Corp.(a)	236,543	7,936,018
iPCS Inc.(a)	76,555	4,238,085
Ixia(a)	183,448	1,761,101
Lightbridge Inc.(a)	87,413	1,183,572
NETGEAR Inc.(a)	151,416	3,974,670
North Pittsburgh Systems Inc.	69,002	1,665,708
Novatel Wireless Inc.(a)	133,747	1,293,333
NTELOS Holdings Corp.(a)	58,277	1,041,993
Oplink Communications Inc.(a)	4,585	94,268
Optium Corp.(a)	15,684	391,159
ORBCOMM Inc.(a)	15,944	140,626
ParkerVision Inc.(a)(b)	86,834	968,199
Plantronics Inc.	117,508	2,491,170
Polycom Inc.(a)	186,342	5,759,831
Radyne Corp.(a)	82,967	891,066
RF Micro Devices Inc.(a)	730,176	4,957,895
SAVVIS Inc.(a)	99,318	3,546,646
Shenandoah Telecommunications Co.	4,569	214,789
Sirenza Microdevices Inc.(a)	128,015	1,006,198
Sonus Networks Inc.(a)	1,154,767	7,609,915
Stratex Networks Inc.(a)	436,924	2,110,343
Symmetricom Inc.(a)(b)	35,657	318,060
Syniverse Holdings Inc.(a)	92,836	1,391,612
Tekelec(a)	224,841	3,334,392
Time Warner Telecom Inc. Class A(a)(b)	510,080	10,165,894
UTStarcom Inc.(a)(b)	258,127	2,258,611
Viasat Inc.(a)	100,889	3,007,501
Vonage Holdings Corp.(a)(b)	80,287	557,192
Wireless Facilities Inc.(a)	93,975	267,829
Zhone Technologies Inc.(a)	238,183	312,020

		143,777,384
TOYS, GAMES & HOBBIES—0.17%
LeapFrog Enterprises Inc.(a)	21,868	207,309
Marvel Entertainment Inc.(a)(b)	167,248	4,500,644

RC2 Corp.(a)	5,455	240,020

		4,947,973
TRANSPORTATION—1.92%
ABX Air Inc.(a)	264,541	1,833,269
American Commercial Lines Inc.(a)	140,733	9,219,419
Atlas Air Worldwide Holdings Inc.(a)	17,737	789,297
Celadon Group Inc.(a)	105,044	1,759,487
Dynamex Inc.(a)	44,095	1,030,059
EGL Inc.(a)	144,208	4,294,514
Florida East Coast Industries Inc.	102,605	6,115,258
Forward Air Corp.	130,649	3,779,676
Genesee & Wyoming Inc. Class A(a)	165,481	4,342,221
Heartland Express Inc.	145,647	2,187,618
Horizon Lines Inc. Class A	22,938	618,408
Hub Group Inc. Class A(a)	183,111	5,044,708
Knight Transportation Inc.(b)	261,725	4,462,411
Marten Transport Ltd.(a)	20,352	373,052
Old Dominion Freight Line Inc.(a)	128,291	3,087,964
P.A.M. Transportation Services Inc.(a)	13,504	297,358
Pacer International Inc.	171,960	5,119,249
Patriot Transportation Holding Inc.(a)	1,653	154,324
PHI Inc.(a)	36,297	1,188,001
Quality Distribution Inc.(a)	37,990	506,027
U.S. Xpress Enterprises Inc. Class A(a)	19,077	314,198
Universal Truckload Services Inc.(a)	27,532	653,885
USA Truck Inc.(a)	22,129	355,170

		57,525,573
TRUCKING & LEASING—0.15%
AMERCO(a)	42,113	3,664,252
Greenbrier Companies Inc. (The)	23,344	700,320
TAL International Group Inc.	4,725	126,110

		4,490,682

TOTAL COMMON STOCKS
(Cost: $3,005,859,636)		2,991,837,608

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—7.00%

CERTIFICATES OF DEPOSIT(c)—0.16%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$1,066,179	1,066,179
Washington Mutual Bank
5.33%, 03/19/07	3,807,783	3,807,783

		4,873,962
COMMERCIAL PAPER(c)—1.40%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(d)	1,600,959	1,578,045
Aspen Funding Corp.
5.26%, 02/21/07(d)	990,023	982,791
Beta Finance Inc.
5.27%, 01/25/07(d)	304,623	303,598
BNP Paribas Finance Inc.
5.12%, 06/06/07	533,090	521,349
CAFCO LLC
5.26%, 01/30/07(d)	761,557	758,441
Cantabric Finance LLC
5.25%-5.26%, 01/25/07-03/06/07(d)	1,827,736	1,814,494
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	1,797,273	1,775,216
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(d)	152,311	152,111
Curzon Funding LLC
5.24%, 02/27/07(d)	835,428	828,618
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	631,224	622,180
Eureka Securitization
5.26%, 02/09/07(d)	1,903,891	1,893,320

Five Finance Inc.
5.22%, 04/20/07(d)	700,632	689,660
General Electric Capital Corp.
5.12%, 06/04/07(d)	1,142,335	1,117,502
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(d)	2,497,905	2,473,766
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(d)	2,970,070	2,908,506
KKR Atlantic Funding Trust
5.32%, 01/03/07(d)	1,142,335	1,142,166
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(d)	5,012,504	4,982,443
Lockhart Funding LLC
5.28%, 02/09/07(d)	1,523,113	1,514,624
Nationwide Building Society
5.21%, 04/13/07(d)	1,446,957	1,425,807
Nestle Capital Corp.
5.19%, 08/09/07(d)	913,868	885,015
Norddeutsche Landesbank
5.27%, 02/15/07	1,446,957	1,437,646
Polonius Inc.
5.26%, 02/20/07(d)	430,736	427,653
Regency Markets No. 1 LLC
5.32%, 01/22/07(d)	506,176	504,680
Sedna Finance Inc.
5.22%, 04/17/07(d)	868,174	854,956
Societe Generale
5.18%, 05/16/07	3,807,783	3,734,364
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(d)	3,864,869	3,827,648
Thornburg Mortgage Capital Resources
5.28%, 01/17/07-03/12/07(d)	1,876,475	1,863,517
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	890,092	884,500

		41,904,616
MEDIUM-TERM NOTES(c)—0.15%
Bank of America N.A.
5.28%, 04/20/07	380,778	380,778
Cullinan Finance Corp.
5.71%, 06/28/07(d)	1,142,335	1,142,335
K2 USA LLC
5.39%, 06/04/07(d)	1,142,335	1,142,335
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	1,782,043	1,782,043

		4,447,491
MONEY MARKET FUNDS—0.15%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	4,529,341	4,529,341

		4,529,341
REPURCHASE AGREEMENTS(c)—1.38%
Banc of America Securities LLC, 5.36%, due 1/2/07, maturity value $3,048,040 (collateralized by non-U.S. Government debt securities, value $3,141,198, 4.25% to 8.00%, 3/1/08 to 7/15/17).	$3,046,226	3,046,226
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $2,286,033 (collateralized by U.S. Government obligations, value $2,331,764, 0.00% to 11.00%, 1/1/08 to 1/1/37).	2,284,670	2,284,670
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $5,334,077 (collateralized by non-U.S. Government debt securities, value $5,867,488, 1.00% to 8.84%, 8/3/14 to 12/25/46).	5,330,896	5,330,896
BNP Securities Corp., 5.36%, due 1/2/07, maturity value $152,402 (collateralized by non-U.S. Government debt securities, value $160,110, 5.46%, 3/15/08).	152,311	152,311

Citigroup Global Markets Holdings Inc., 5.36%, due 1/2/07, maturity value $5,334,071 (collateralized by non-U.S. Government debt securities, value $5,603,836, 3.78% to 7.41%, 11/25/19 to 10/25/45).	5,330,896	5,330,896
Citigroup Global Markets Holdings Inc., 5.42%, due 1/2/07, maturity value $1,676,433 (collateralized by non-U.S. Government debt securities, value $1,868,829, 0.00% to 10.00%, 6/1/28 to 11/16/36).	1,675,424	1,675,424
Citigroup Global Markets Holdings Inc., 5.46%, due 1/2/07, maturity value $914,422 (collateralized by non-U.S. Government debt securities, value $1,019,366, 0.00% to 10.00%, 6/1/28 to 11/16/36).	913,868	913,868
Goldman Sachs & Co. Inc., 5.35%, due 1/2/07, maturity value $3,048,037 (collateralized by non-U.S. Government debt securities, value $3,169,662, 0.00% to 10.00%, 1/23/07 to 5/15/44).	3,046,226	3,046,226
Goldman Sachs Group Inc., 5.36%, due 1/2/07, maturity value $565,519 (collateralized by non-U.S. Government debt securities, value $587,902, 0.00% to 10.00%, 1/23/07 to 5/15/44).	565,182	565,182
Goldman Sachs Group Inc., 5.46%, due 1/2/07, maturity value $914,422 (collateralized by non-U.S. Government debt securities, value $950,910, 0.00% to 10.00%, 1/23/07 to 5/15/44).	913,868	913,868
Greenwich Capital Markets Inc., 5.46%, due 1/2/07, maturity value $762,019 (collateralized by non-U.S. Government debt securities, value $842,733, 5.58%, 1/8/36).	761,557	761,557
HSBC Securities Inc., 5.36%, due 1/2/07, maturity value $762,011 (collateralized by non-U.S. Government debt securities, value $800,624, 3.16% to 5.32%, 5/15/34 to 6/1/46).	761,557	761,557
JP Morgan Securities Inc., 5.41%, due 1/2/07, maturity value $381,007 (collateralized by non-U.S. Government debt securities, value $400,312, 5.75% to 8.75%, 10/1/08 to 9/15/25).	380,778	380,778
Lehman Brothers Holdings Inc., 5.36%, due 1/2/07, maturity value $3,048,040 (collateralized by non-U.S. Government debt securities, value $3,141,236, 3.34% to 8.75%, 6/15/07 to 12/1/66).	3,046,226	3,046,226
Lehman Brothers Holdings Inc., 5.44%, due 1/2/07, maturity value $1,143,025 (collateralized by non-U.S. Government debt securities, value $1,177,322, 5.50% to 8.88%, 4/15/11 to 12/1/66).	1,142,335	1,142,335
Merrill Lynch & Co. Inc., 5.36%, due 1/2/07, maturity value $3,048,040 (collateralized by non-U.S. Government debt securities, value $3,147,337, 0.00% to 10.13%, 6/15/07 to 9/1/26).	3,046,226	3,046,226
Merrill Lynch & Co. Inc., 5.44%, due 1/2/07, maturity value $1,524,034 (collateralized by non-U.S. Government debt securities, value $1,569,759, 4.37% to 7.75%, 3/3/08 to 12/1/25).	1,523,113	1,523,113
Morgan Stanley, 5.36%, due 1/2/07, maturity value $1,524,020 (collateralized by non-U.S. Government debt securities, value $1,586,657, 0.00% to 10.00%, 1/1/07 to 12/31/37).	1,523,113	1,523,113
Morgan Stanley, 5.51%, due 6/4/07, maturity value $1,091,473 (collateralized by non-U.S. Government debt securities, value $1,119,933, 0.00% to 10.00%, 1/1/07 to 12/31/37).(g)	1,066,179	1,066,179
Wachovia Capital, 5.38%, due 1/2/07, maturity value $4,876,876 (collateralized by non-U.S. Government debt securities, value $5,123,507, 3.86% to 8.17%, 8/15/13 to 10/17/44).	4,873,962	4,873,962

		41,384,613

TIME DEPOSITS(c)—0.00%
Bank of America N.A.
5.13%, 01/02/07	72,896	72,896

		72,896
VARIABLE & FLOATING RATE NOTES(c)—3.76%
Allstate Life Global Funding II
5.33%-5.43%, 11/02/07-01/25/08(d)	3,899,169	3,899,585
American Express Bank
5.32%, 02/28/07	1,523,113	1,523,112
American Express Centurion Bank
5.44%, 07/19/07	1,675,424	1,676,484
American Express Credit Corp.
5.45%, 07/05/07	456,934	457,088
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	190,569	190,569
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(d)	1,142,335	1,142,335
ASIF Global Financing
5.41%, 05/03/07(d)	152,311	152,339
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(d)	990,023	990,023
Bank of Ireland
5.33%-5.35%, 08/14/07-12/20/07(d)	2,208,514	2,208,573
Beta Finance Inc.
5.32%-5.41%, 04/25/07-07/25/07(d)	3,883,938	3,884,051
BMW US Capital LLC
5.35%, 01/15/08(d)	1,523,113	1,523,113
BNP Paribas
5.35%, 11/19/07(d)	2,817,759	2,817,759
Carlyle Loan Investment Ltd.
5.40%, 04/13/07-07/15/07(d)	1,111,873	1,111,872
CC USA Inc.
5.37%, 07/30/07(d)	761,557	761,617
Commodore CDO Ltd.
5.44%, 12/12/07(d)	380,778	380,778
Credit Agricole SA
5.34%, 11/23/07	1,523,113	1,523,113
Credit Suisse First Boston NY
5.38%, 04/24/07	761,557	761,569
Cullinan Finance Corp.
5.36%, 04/25/07(d)	380,778	380,778
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	220,031	220,031
DEPFA Bank PLC
5.40%, 09/14/07	1,523,113	1,523,113
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(d)	1,751,580	1,751,637
Eli Lilly Services Inc.
5.34%, 12/31/07(d)	1,016,678	1,016,678
Fifth Third Bancorp
5.33%, 12/21/07(d)	3,046,226	3,046,226
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(d)	990,023	989,950
General Electric Capital Corp.
5.31%-5.48%, 07/09/07-01/24/08(d)	1,599,269	1,599,497
Granite Master Issuer PLC
5.32%, 08/20/07(d)	5,330,896	5,330,896
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(d)	3,503,160	3,469,637
Hartford Life Global Funding Trust
5.37%-5.41%, 07/13/07-01/15/08	2,284,670	2,284,885
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	1,523,113	1,523,113
Holmes Financing PLC
5.32%, 07/16/07(d)	2,665,448	2,665,448
JPMorgan Chase & Co.
5.32%-5.45%, 07/27/07-08/02/07(g)	4,188,561	4,188,561
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	1,142,335	1,142,306
Kestrel Funding LLC
5.33%, 07/11/07(d)	609,245	609,211
Kommunalkredit Austria AG
5.35%, 01/09/08(d)	913,868	913,868

Leafs LLC
5.35%, 01/22/07-02/20/07(d)	1,586,518	1,586,517
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(d)	1,675,424	1,675,364
Lothian Mortgages Master Issuer PLC
5.32%, 04/24/07(d)	603,159	603,159
Marshall & Ilsley Bank
5.35%, 01/15/08	837,712	837,712
Master Funding LLC
5.38%, 04/25/07-05/25/07(d)	2,756,423	2,756,424
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	1,675,424	1,675,424
Metropolitan Life Global Funding I
5.36%, 02/08/07(d)	2,284,670	2,284,670
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(d)(g)	152,311	152,311
Mound Financing PLC
5.32%, 05/08/07(d)	1,431,726	1,431,726
Natexis Banques Populaires
5.35%-5.37%, 02/05/07-01/15/08(d)	5,483,207	5,483,165
National City Bank of Indiana
5.35%, 05/21/07	761,557	761,581
Nationwide Building Society
5.38%-5.49%, 02/08/07-10/26/07(d)	5,026,273	5,027,028
Newcastle Ltd.
5.37%, 04/24/07(d)	536,897	536,849
Northern Rock PLC
5.39%, 08/03/07(d)	1,827,736	1,827,763
Northlake CDO I
5.42%, 09/06/07(d)	456,934	456,934
Pricoa Global Funding I
5.34%, 11/27/07	2,056,203	2,056,203
Principal Life Global Funding I
5.80%, 02/08/07	685,401	685,724
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	2,208,514	2,208,487
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(d)	1,523,113	1,523,113
Strips III LLC
5.40%, 07/24/07(d)	329,697	329,697
SunTrust Bank
5.32%, 05/01/07	1,523,113	1,523,143
Tango Finance Corp.
5.30%-5.35%, 04/25/07-07/16/07(d)	3,716,396	3,716,207
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(d)	2,513,137	2,513,136
Wachovia Asset Securitization Inc.
5.34%, 01/25/07(d)	1,861,028	1,861,028
Wachovia Bank N.A.
5.36%, 05/22/07	3,046,226	3,046,226
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	1,142,335	1,142,746
Wells Fargo & Co.
5.36%, 11/15/07(d)	761,557	761,593
WhistleJacket Capital Ltd.
5.31%-5.35%, 04/18/07-06/13/07(d)	1,142,335	1,142,336
White Pine Finance LLC
5.31%-5.32%, 05/22/07-08/20/07(d)	4,569,339	4,568,760
Wind Master Trust
5.34%, 07/25/07(d)	609,245	609,245

		112,444,086

TOTAL SHORT-TERM INVESTMENTS
(Cost: $209,657,005)		209,657,005

TOTAL INVESTMENTS IN SECURITIES—106.95%
(Cost: $3,215,516,641)		3,201,494,613
Other Assets, Less Liabilities—(6.95)%		(208,127,116)

NET ASSETS-100.00%		$2,993,367,497

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2006

Security	Shares	Value

COMMON STOCKS—99.80%

ADVERTISING—0.09%
Catalina Marketing Corp.	121,804	$3,349,610
SITEL Corp.(a)	72,110	304,304
ValueVision Media Inc. Class A(a)	9,715	127,655

		3,781,569
AEROSPACE & DEFENSE—1.07%
AAR Corp.(a)	30,734	897,125
Curtiss-Wright Corp.	253,630	9,404,600
EDO Corp.	102,237	2,427,106
Esterline Technologies Corp.(a)	97,849	3,936,465
Herley Industries Inc.(a)	75,075	1,215,464
Innovative Solutions & Support Inc.(a)	34,886	594,109
K&F Industries Holdings Inc.(a)	69,015	1,567,331
Kaman Corp.	147,236	3,296,614
Moog Inc. Class A(a)	225,617	8,616,313
MTC Technologies Inc.(a)	18,505	435,793
Orbital Sciences Corp.(a)	182,782	3,370,500
Sequa Corp. Class A(a)	41,361	4,758,997
Teledyne Technologies Inc.(a)	32,256	1,294,433
TransDigm Group Inc.(a)	23,761	629,904
Triumph Group Inc.	76,816	4,027,463

		46,472,217
AGRICULTURE—0.37%
Alliance One International Inc.(a)	583,533	4,119,743
Delta & Pine Land Co.	58,653	2,372,514
Maui Land & Pineapple Co. Inc.(a)	11,217	380,481
Universal Corp.	157,946	7,740,933
Vector Group Ltd.(b)	84,473	1,499,396

		16,113,067
AIRLINES—0.52%
Alaska Air Group Inc.(a)	122,899	4,854,510
ExpressJet Holdings Inc.(a)	263,370	2,133,297
Frontier Airlines Holdings Inc.(a)(b)	186,813	1,382,416
JetBlue Airways Corp.(a)	215,509	3,060,228
Mesa Air Group Inc.(a)	209,264	1,793,392
Republic Airways Holdings Inc.(a)	198,975	3,338,800
SkyWest Inc.	236,934	6,044,186

		22,606,829
APPAREL—1.34%
Cherokee Inc.	12,430	533,371
Columbia Sportswear Co.	80,879	4,504,960
Deckers Outdoor Corp.(a)	30,203	1,810,670
Hartmarx Corp.(a)	195,552	1,380,597
Kellwood Co.	156,975	5,104,827
K-Swiss Inc. Class A	76,401	2,348,567
Maidenform Brands Inc.(a)	15,130	274,156
Oxford Industries Inc.	87,363	4,337,573
Perry Ellis International Inc.(a)	44,645	1,830,445
Phillips-Van Heusen Corp.	169,386	8,498,096
Quiksilver Inc.(a)	594,954	9,370,525
Skechers U.S.A. Inc. Class A(a)	3,293	109,690
Stride Rite Corp.	224,941	3,392,110
Timberland Co. Class A(a)	147,092	4,645,165
Warnaco Group Inc. (The)(a)	166,345	4,221,836
Weyco Group Inc.	42,618	1,059,057
Wolverine World Wide Inc.	173,301	4,942,545

		58,364,190

AUTO MANUFACTURERS—0.10%
Navistar International Corp.(a)	41,690	1,393,697
Wabash National Corp.	190,903	2,882,635

		4,276,332
AUTO PARTS & EQUIPMENT—1.47%
Accuride Corp.(a)	69,162	778,764
Aftermarket Technology Corp.(a)	133,162	2,833,687
American Axle & Manufacturing Holdings Inc.	318,570	6,049,644
ArvinMeritor Inc.	432,270	7,880,282
Bandag Inc.	68,924	3,475,837
Commercial Vehicle Group Inc.(a)	129,269	2,818,064
Cooper Tire & Rubber Co.	377,121	5,392,830
Lear Corp.	413,350	12,206,225
Modine Manufacturing Co.	206,554	5,170,047
Noble International Ltd.	19,725	395,486
Superior Industries International Inc.(b)	141,266	2,722,196
Tenneco Inc.(a)	227,673	5,628,077
Titan International Inc.(b)	101,627	2,047,784
Visteon Corp.(a)	785,429	6,660,438

		64,059,361
BANKS—12.20%
Alabama National Bancorp	101,135	6,951,009
AMCORE Financial Inc.	134,313	4,388,006
AmericanWest Bancorporation	69,286	1,678,107
Ameris Bancorp	79,285	2,234,251
Arrow Financial Corp.	59,038	1,462,371
BancFirst Corp.	43,236	2,334,744
Bancorp Inc. (The)(a)	55,333	1,637,857
BancTrust Financial Group Inc.	59,675	1,522,906
Bank Mutual Corp.	374,714	4,537,787
Bank of Granite Corp.	98,276	1,864,296
Banner Corp.	74,349	3,296,635
Boston Private Financial Holdings Inc.	216,558	6,109,101
Cadence Financial Corp.	63,098	1,367,334
Camden National Corp.	36,634	1,689,560
Capital City Bank Group Inc.(b)	80,200	2,831,060
Capital Corp of the West	33,876	1,087,081
Capitol Bancorp Ltd.	78,069	3,606,788
Cardinal Financial Corp.	39,263	402,446
Cascade Bancorp	8,625	267,634
Cathay General Bancorp	292,457	10,092,691
Centennial Bank Holdings Inc.(a)	363,519	3,438,890
Center Financial Corp.	25,202	604,092
Centerstate Banks of Florida Inc.	55,483	1,159,595
Central Pacific Financial Corp.	186,828	7,241,453
Chemical Financial Corp.	153,681	5,117,577
Chittenden Corp.	287,293	8,817,022
Citizens Banking Corp.	262,232	6,949,148
City Bank	55,477	1,986,077
City Holding Co.	109,031	4,458,278
Coastal Financial Corp.	34,510	578,043
Columbia Bancorp	41,677	1,102,357
Columbia Banking System Inc.	97,932	3,439,372
Community Bancorp(a)	35,928	1,084,666
Community Bank System Inc.	183,550	4,221,650
Community Banks Inc.	146,592	4,069,394
Community Trust Bancorp Inc.	92,551	3,843,643
Corus Bankshares Inc.(b)	240,122	5,539,615
CVB Financial Corp.	140,475	2,031,269
F.N.B. Corp. (Pennsylvania)	352,876	6,447,045
Farmers Capital Bank Corp.	43,578	1,487,317
First Bancorp (North Carolina)	72,626	1,586,152
First BanCorp (Puerto Rico)	430,361	4,101,340
First Busey Corp. Class A	25,262	582,289
First Charter Corp.	211,181	5,195,053
First Commonwealth Financial Corp.	433,624	5,823,570
First Community Bancorp	122,173	6,385,983
First Community Bancshares Inc.	61,695	2,440,654
First Financial Bancorp	205,364	3,411,096
First Financial Bankshares Inc.(b)	127,437	5,334,513
First Financial Corp.	81,824	2,900,661
First Indiana Corp.	71,655	1,817,171
First Merchants Corp.	113,182	3,077,419
First Midwest Bancorp Inc.	306,200	11,843,816
First Regional Bancorp(a)	11,718	399,467
First Republic Bank	123,213	4,815,164

1st Source Corp.	78,385	2,518,510
First State Bancorp	108,765	2,691,934
FirstMerit Corp.	489,703	11,821,430
FNB Corp. (Virginia)	44,901	1,865,637
Fremont General Corp.	192,760	3,124,640
Frontier Financial Corp.	184,307	5,387,294
GB&T Bancshares Inc.(b)	86,213	1,911,342
Glacier Bancorp Inc.	279,745	6,836,968
Great Southern Bancorp Inc.	64,044	1,889,938
Greater Bay Bancorp	309,031	8,136,786
Greene County Bancshares Inc.	53,195	2,113,437
Hancock Holding Co.	91,714	4,846,168
Hanmi Financial Corp.	250,220	5,637,457
Harleysville National Corp.	177,823	3,433,762
Heartland Financial USA Inc.	89,176	2,572,728
Heritage Commerce Corp.	34,991	932,160
Home Bancshares Inc.	55,249	1,328,186
Horizon Financial Corp.	75,731	1,822,088
IBERIABANK Corp.	59,459	3,511,054
Independent Bank Corp. (Massachusetts)	92,348	3,327,298
Independent Bank Corp. (Michigan)	141,286	3,573,123
Integra Bank Corp.	107,571	2,960,354
Interchange Financial Services Corp.	111,208	2,556,672
International Bancshares Corp.	252,860	7,815,903
Intervest Bancshares Corp.(a)	22,771	783,550
Irwin Financial Corp.	124,301	2,812,932
ITLA Capital Corp.	33,913	1,963,902
Lakeland Bancorp Inc.(b)	116,417	1,734,613
Lakeland Financial Corp.	58,888	1,503,411
Macatawa Bank Corp.	79,250	1,684,855
MainSource Financial Group Inc.	116,071	1,966,239
MB Financial Inc.	161,066	6,057,692
MBT Financial Corp.	90,628	1,388,421
Mercantile Bank Corp.	37,626	1,418,500
MetroCorp Bancshares Inc.	40,259	847,049
Mid-State Bancshares	136,942	4,983,319
Midwest Banc Holdings Inc.	99,796	2,370,155
Nara Bancorp Inc.	57,256	1,197,796
National Penn Bancshares Inc.	294,994	5,973,629
NBT Bancorp Inc.	211,462	5,394,396
Northern Empire Bancshares(a)	42,519	1,256,011
Old National Bancorp	411,853	7,792,259
Old Second Bancorp Inc.	75,161	2,202,217
Omega Financial Corp.	77,473	2,472,938
Oriental Financial Group Inc.	128,536	1,664,541
Pacific Capital Bancorp	260,842	8,759,074
Park National Corp.(b)	72,939	7,220,961
Peoples Bancorp Inc.	64,657	1,920,313
Pinnacle Financial Partners Inc.(a)	31,692	1,051,541
Placer Sierra Bancshares	37,990	903,022
Preferred Bank	1,747	104,977
PremierWest Bancorp	80,829	1,290,031
Prosperity Bancshares Inc.	157,328	5,429,389
Provident Bankshares Corp.	202,308	7,202,165
R&G Financial Corp. Class B	170,714	1,305,962
Renasant Corp.	95,094	2,912,729
Republic Bancorp Inc.	424,494	5,713,689
Republic Bancorp Inc. Class A	46,566	1,168,341
Royal Bancshares of Pennsylvania Class A	29,997	788,324
S&T Bancorp Inc.	159,890	5,543,386
Sandy Spring Bancorp Inc.	91,300	3,485,834
Santander BanCorp	26,342	470,205
SCBT Financial Corp.	53,043	2,213,484
Seacoast Banking Corp. of Florida	26,913	667,442
Security Bank Corp.	98,099	2,238,619
Shore Bancshares Inc.(b)	51,250	1,545,700
Simmons First National Corp. Class A	87,652	2,765,421
Southside Bancshares Inc.	57,315	1,474,715
Southwest Bancorp Inc.	87,254	2,430,896
State National Bancshares Inc.	64,813	2,494,652
Sterling Bancorp	115,922	2,283,663
Sterling Bancshares Inc.	421,449	5,487,266
Sterling Financial Corp. (Pennsylvania)	156,696	3,708,994
Sterling Financial Corp. (Washington)	255,394	8,634,871
Sun Bancorp Inc. (New Jersey)(a)(b)	92,891	1,957,213
Superior Bancorp(a)	51,373	582,570
Susquehanna Bancshares Inc.	318,060	8,549,453

SY Bancorp Inc.	58,782	1,645,896
Taylor Capital Group Inc.	36,733	1,344,795
Texas United Bancshares Inc.	56,632	1,944,743
Tompkins Trustco Inc.	37,902	1,722,646
TriCo Bancshares	62,942	1,712,652
Trustmark Corp.	300,076	9,815,486
UCBH Holdings Inc.	132,297	2,323,135
UMB Financial Corp.	194,509	7,101,524
Umpqua Holdings Corp.	344,306	10,132,926
Union Bankshares Corp.	81,540	2,494,309
United Bancshares Inc.	228,131	8,817,263
United Community Banks Inc.	184,823	5,973,479
Univest Corp. of Pennsylvania	71,012	2,164,446
USB Holding Co. Inc.	41,290	995,089
Virginia Financial Group Inc.	65,923	1,845,185
W Holding Co. Inc.	669,234	3,988,635
Washington Trust Bancorp Inc.	70,314	1,961,057
WesBanco Inc.	134,615	4,513,641
West Bancorporation	14,147	251,534
West Coast Bancorp	94,713	3,280,858
Westamerica Bancorp	111,157	5,627,879
Wintrust Financial Corp.	94,178	4,522,428
Yardville National Bancorp	51,985	1,960,874

		531,221,191
BEVERAGES—0.04%
Boston Beer Co. Inc. Class A(a)	19,315	694,954
Farmer Brothers Co.	40,222	858,740

		1,553,694
BIOTECHNOLOGY—0.80%
ADVENTRX Pharmaceuticals Inc.(a)(b)	66,960	197,532
Arena Pharmaceuticals Inc.(a)(b)	96,976	1,251,960
ARIAD Pharmaceuticals Inc.(a)	166,568	856,160
Bio-Rad Laboratories Inc. Class A(a)	114,316	9,433,356
Cambrex Corp.	164,730	3,742,666
Celera Group(a)	472,178	6,605,770
Cotherix Inc.(a)	119,664	1,614,267
deCODE genetics Inc.(a)	63,326	286,867
Genitope Corp.(a)(b)	40,694	143,243
Geron Corp.(a)	209,210	1,836,864
Incyte Corp.(a)	236,265	1,379,788
Martek Biosciences Corp.(a)	68,084	1,589,081
Maxygen Inc.(a)	180,703	1,946,171
Northfield Laboratories Inc.(a)(b)	102,407	416,796
Replidyne Inc.(a)	5,210	29,905
Savient Pharmaceuticals Inc.(a)	320,611	3,594,049

		34,924,475
BUILDING MATERIALS—0.52%
Apogee Enterprises Inc.	38,314	739,843
Comfort Systems USA Inc.	164,253	2,076,158
ElkCorp	79,661	3,273,270
Goodman Global Inc.(a)	50,995	877,114
LSI Industries Inc.	131,770	2,615,634
PGT Inc.(a)	30,531	386,217
Simpson Manufacturing Co. Inc.(b)	22,586	714,847
Texas Industries Inc.(b)	116,680	7,494,356
U.S. Concrete Inc.(a)	38,170	271,770
Universal Forest Products Inc.	92,438	4,309,460

		22,758,669
CHEMICALS—2.51%
Arch Chemicals Inc.	136,055	4,531,992
CF Industries Holdings Inc.	337,880	8,663,243
Ferro Corp.	262,673	5,434,704
Fuller (H.B.) Co.	361,096	9,323,499
Georgia Gulf Corp.	188,113	3,632,462
Grace (W.R.) & Co.(a)(b)	216,266	4,282,067
Hercules Inc.(a)	320,038	6,179,934
Innophos Holdings Inc.(a)	25,622	376,131
Innospec Inc.	75,793	3,528,164
Minerals Technologies Inc.	122,054	7,175,555
NL Industries Inc.(b)	14,833	153,373
Olin Corp.	402,552	6,650,159
OM Group Inc.(a)	180,018	8,151,215
OMNOVA Solutions Inc.(a)	134,871	617,709

Pioneer Companies Inc.(a)	6,895	197,611
PolyOne Corp.(a)	566,667	4,250,002
Rockwood Holdings Inc.(a)	216,455	5,467,653
Schulman (A.) Inc.	147,848	3,289,618
Sensient Technologies Corp.	284,433	6,997,052
Spartech Corp.	197,073	5,167,254
Stepan Co.	37,967	1,202,415
Terra Industries Inc.(a)(b)	584,060	6,997,039
Tronox Inc. Class B	253,173	3,997,602
UAP Holding Corp.	124,288	3,129,572

		109,396,025
COAL—0.01%
International Coal Group Inc.(a)	112,080	610,836

		610,836
COMMERCIAL SERVICES—3.74%
ABM Industries Inc.	268,117	6,088,937
Albany Molecular Research Inc.(a)	98,929	1,044,690
AMN Healthcare Services Inc.(a)	12,911	355,569
Arbitron Inc.	42,587	1,849,979
Banta Corp.	147,254	5,360,046
BearingPoint Inc.(a)	1,045,172	8,225,504
Bowne & Co. Inc.	183,110	2,918,773
Capella Education Co.(a)	2,984	72,362
CBIZ Inc.(a)	191,009	1,331,333
CDI Corp.	64,312	1,601,369
Central Parking Corp.	61,759	1,111,662
Clark Inc.	98,267	1,634,180
Clayton Holdings Inc.(a)	2,596	48,571
Coinmach Service Corp. Class A	80,680	960,092
Coinstar Inc.(a)	160,346	4,901,777
Compass Diversified Trust	80,649	1,383,130
Consolidated Graphics Inc.(a)	23,167	1,368,475
Cornell Companies Inc.(a)	70,342	1,289,369
CorVel Corp.(a)	30,559	1,453,692
CRA International Inc.(a)	5,502	288,305
Cross Country Healthcare Inc.(a)	170,044	3,710,360
Deluxe Corp.	308,552	7,775,510
Dollar Thrifty Automotive Group Inc.(a)	151,280	6,899,881
DynCorp International Inc.(a)	62,704	995,112
Educate Inc.(a)	109,897	782,467
Electro Rent Corp.(a)	116,399	1,943,863
ExlService Holdings Inc.(a)	8,819	185,552
Exponent Inc.(a)	91,447	1,706,401
First Advantage Corp. Class A(a)	5,078	116,591
Forrester Research Inc.(a)	23,212	629,277
FTI Consulting Inc.(a)	108,827	3,035,185
Global Cash Access Inc.(a)	41,331	670,802
HealthSpring Inc.(a)	25,275	514,346
Heidrick & Struggles International Inc.(a)	19,114	809,669
Hudson Highland Group Inc.(a)	9,748	162,597
Interactive Data Corp.	219,869	5,285,651
Kelly Services Inc. Class A	78,579	2,274,076
Korn/Ferry International(a)	56,156	1,289,342
Landauer Inc.	24,671	1,294,487
LECG Corp.(a)	29,752	549,817
Live Nation Inc.(a)	288,924	6,471,898
MAXIMUS Inc.	132,084	4,065,546
MPS Group Inc.(a)	399,775	5,668,809
Navigant Consulting Inc.(a)	18,418	363,940
PharmaNet Development Group Inc.(a)	111,078	2,451,491
PHH Corp.(a)	327,080	9,442,800
PRA International(a)	22,654	572,467
QC Holdings Inc.(a)(b)	23,639	377,278
Rent-A-Center Inc.(a)	426,205	12,577,310
Rewards Network Inc.(a)	40,017	278,118
SAIC Inc.(a)	267,210	4,753,666
Source Interlink Companies Inc.(a)(b)	176,901	1,443,512
Spherion Corp.(a)	168,914	1,255,031
Standard Parking Corp.(a)	1,518	58,306
StarTek Inc.	64,627	875,050
Stewart Enterprises Inc. Class A	646,102	4,038,138
TNS Inc.(a)	113,232	2,179,716
Valassis Communications Inc.(a)	122,796	1,780,542
Vertrue Inc.(a)	46,766	1,796,282
Viad Corp.	136,077	5,524,726

Volt Information Sciences Inc.(a)	51,110	2,566,233
Watson Wyatt Worldwide Inc.	201,870	9,114,431
Wright Express Corp.(a)	40,251	1,254,624

		162,828,715
COMPUTERS—2.34%
Agilysys Inc.	187,192	3,133,594
BISYS Group Inc. (The)(a)	564,801	7,291,581
Brocade Communications Systems Inc.(a)	572,049	4,696,522
CACI International Inc. Class A(a)	32,046	1,810,599
CIBER Inc.(a)	315,685	2,140,344
Covansys Corp.(a)	191,353	4,391,551
Echelon Corp.(a)	188,883	1,511,064
Electronics For Imaging Inc.(a)	355,554	9,450,625
Gateway Inc.(a)	1,590,926	3,197,761
Hutchinson Technology Inc.(a)	158,116	3,726,794
iGATE Corp.(a)	12,045	82,870
IHS Inc. Class A(a)	16,066	634,286
Imation Corp.	214,152	9,943,077
Integral Systems Inc.	3,716	86,100
Komag Inc.(a)(b)	46,551	1,763,352
Magma Design Automation Inc.(a)	218,725	1,953,214
Manhattan Associates Inc.(a)	152,216	4,578,657
McDATA Corp. Class A(a)	944,470	5,241,809
Mentor Graphics Corp.(a)	492,932	8,887,564
Mercury Computer Systems Inc.(a)	93,612	1,250,656
MTS Systems Corp.	13,451	519,478
Ness Technologies Inc.(a)	105,427	1,503,389
NetScout Systems Inc.(a)	28,357	235,363
Palm Inc.(a)(b)	532,402	7,501,544
Perot Systems Corp. Class A(a)	530,614	8,696,763
Quantum Corp.(a)	1,284,472	2,979,975
RadiSys Corp.(a)	89,474	1,491,532
SI International Inc.(a)	43,778	1,419,283
Silicon Storage Technology Inc.(a)	350,288	1,579,799

		101,699,146
COSMETICS & PERSONAL CARE—0.16%
Chattem Inc.(a)	35,697	1,787,706
Elizabeth Arden Inc.(a)	159,223	3,033,198
Inter Parfums Inc.	9,460	181,537
Physicians Formula Holdings Inc.(a)	21,922	409,722
Revlon Inc. Class A(a)	1,009,667	1,292,374
Revlon Inc. Rights(a)	930,396	46,520

		6,751,057
DISTRIBUTION & WHOLESALE—0.59%
BlueLinx Holdings Inc.	78,057	811,793
Building Materials Holding Corp.	177,516	4,382,870
Central European Distribution Corp.(a)	33,871	1,005,969
Core-Mark Holding Co. Inc.(a)	60,559	2,025,699
Houston Wire & Cable Co.(a)(b)	24,602	514,182
Owens & Minor Inc.	246,147	7,697,017
ScanSource Inc.(a)	9,868	299,987
United Stationers Inc.(a)	193,936	9,054,872

		25,792,389
DIVERSIFIED FINANCIAL SERVICES—1.76%
Accredited Home Lenders Holding Co.(a)(b)	130,929	3,571,743
Advanta Corp. Class B	104,474	4,558,201
Asset Acceptance Capital Corp.(a)	25,108	422,317
Calamos Asset Management Inc. Class A	21,562	578,508
CharterMac	319,664	6,863,186
Cohen & Steers Inc.	16,580	666,019
CompuCredit Corp.(a)(b)	27,988	1,114,202
Doral Financial Corp.(b)	415,528	1,192,565
eSpeed Inc.(a)	126,223	1,101,927
Federal Agricultural Mortgage Corp.(b)	67,744	1,837,895
Financial Federal Corp.	166,059	4,883,795
Friedman, Billings, Ramsey Group Inc. Class A	901,458	7,211,664
GAMCO Investors Inc. Class A	34,692	1,334,254
KBW Inc.(a)	22,907	673,237
Knight Capital Group Inc. Class A(a)	640,760	12,283,369
LaBranche & Co. Inc.(a)(b)	326,650	3,210,970
MarketAxess Holdings Inc.(a)	113,278	1,537,182
Marlin Business Services Corp.(a)	50,809	1,220,940
National Financial Partners Corp.	39,117	1,719,974

Ocwen Financial Corp.(a)	209,762	3,326,825
Piper Jaffray Companies(a)	114,085	7,432,638
Sanders Morris Harris Group Inc.	103,766	1,325,092
Stifel Financial Corp.(a)	37,213	1,459,866
SWS Group Inc.	97,119	3,467,148
Waddell & Reed Financial Inc. Class A	112,083	3,066,591
World Acceptance Corp.(a)	8,708	408,841

		76,468,949
ELECTRIC—3.34%
ALLETE Inc.	154,207	7,176,794
Aquila Inc.(a)	2,295,036	10,786,669
Avista Corp.	310,358	7,855,161
Black Hills Corp.	203,847	7,530,108
CH Energy Group Inc.	97,010	5,122,128
Cleco Corp.	347,033	8,755,643
Duquesne Light Holdings Inc.	544,204	10,802,449
El Paso Electric Co.(a)	297,124	7,240,912
Empire District Electric Co. (The)	183,799	4,537,997
IDACORP Inc.	262,725	10,154,321
ITC Holdings Corp.	15,947	636,285
MGE Energy Inc.	125,586	4,593,936
NorthWestern Corp.	217,791	7,705,446
Ormat Technologies Inc.	5,682	209,211
Otter Tail Corp.	181,237	5,647,345
PNM Resources Inc.	458,403	14,256,333
Portland General Electric Co.	164,909	4,493,770
UIL Holdings Corp.	150,603	6,353,941
UniSource Energy Corp.	215,330	7,866,005
Westar Energy Inc.	534,797	13,883,330

		145,607,784
ELECTRICAL COMPONENTS & EQUIPMENT—0.74%
Advanced Energy Industries Inc.(a)	36,813	694,661
Belden CDT Inc.	261,123	10,207,298
EnerSys Inc.(a)	286,465	4,583,440
General Cable Corp.(a)(b)	24,810	1,084,445
GrafTech International Ltd.(a)	325,021	2,249,145
Greatbatch Inc.(a)	102,038	2,746,863
Littelfuse Inc.(a)	69,434	2,213,556
Powell Industries Inc.(a)	47,490	1,499,259
Power-One Inc.(a)	328,158	2,388,990
Superior Essex Inc.(a)	114,847	3,818,663
Universal Display Corp.(a)(b)	51,747	776,722

		32,263,042
ELECTRONICS—1.83%
Analogic Corp.	36,389	2,042,878
Badger Meter Inc.	25,646	710,394
Bel Fuse Inc. Class B	62,124	2,161,294
Benchmark Electronics Inc.(a)	311,051	7,577,202
Brady Corp. Class A	100,823	3,758,681
Checkpoint Systems Inc.(a)	240,231	4,852,666
Coherent Inc.(a)	80,575	2,543,753
CTS Corp.	98,898	1,552,699
Cubic Corp.	95,007	2,061,652
Cymer Inc.(a)	12,131	533,157
Eagle Test Systems Inc.(a)	19,189	279,776
Electro Scientific Industries Inc.(a)	178,648	3,597,971
Excel Technology Inc.(a)	24,966	638,880
KEMET Corp.(a)	531,771	3,881,928
L-1 Identity Solutions Inc.(a)	119,287	1,804,812
Methode Electronics Inc.	229,590	2,486,460
Molecular Devices Corp.(a)	12,430	261,900
OSI Systems Inc.(a)	55,975	1,171,557
Park Electrochemical Corp.	112,108	2,875,570
Paxar Corp.(a)	252,527	5,823,273
Photon Dynamics Inc.(a)	43,450	507,931
Rofin-Sinar Technologies Inc.(a)	5,525	334,042
Technitrol Inc.	249,493	5,960,388
TTM Technologies Inc.(a)	32,646	369,879
Varian Inc.(a)	125,853	5,636,956
Watts Water Technologies Inc. Class A	137,322	5,645,307
Woodward Governor Co.	184,485	7,325,899
X-Rite Inc.	107,313	1,319,950
Zygo Corp.(a)	110,351	1,815,274

		79,532,129

ENERGY-ALTERNATE SOURCES—0.18%
Aventine Renewable Energy Holdings Inc.(a)	35,891	845,592
First Solar Inc.(a)	38,318	1,141,876
FuelCell Energy Inc.(a)(b)	293,912	1,898,672
Headwaters Inc.(a)	113,326	2,715,291
Quantum Fuel Systems Technologies Worldwide Inc.(a)(b)	260,754	417,206
VeraSun Energy Corp.(a)(b)	46,048	909,448

		7,928,085
ENGINEERING & CONSTRUCTION—1.03%
Dycom Industries Inc.(a)	247,897	5,235,585
EMCOR Group Inc.(a)	193,106	10,978,076
Granite Construction Inc.	153,005	7,699,212
InfraSource Services Inc.(a)	163,451	3,558,328
Insituform Technologies Inc. Class A(a)	167,063	4,320,249
Layne Christensen Co.(a)	46,716	1,533,686
Perini Corp.(a)	13,427	413,283
Stanley Inc.(a)	12,887	217,919
Sterling Construction Co. Inc.(a)	6,434	140,004
Washington Group International Inc.(a)	177,736	10,626,835

		44,723,177
ENTERTAINMENT—0.58%
Bally Technologies Inc.(a)	42,787	799,261
Bluegreen Corp.(a)	128,091	1,643,408
Carmike Cinemas Inc.(b)	75,356	1,536,509
Churchill Downs Inc.	53,352	2,280,264
Dover Motorsports Inc.	98,749	524,357
Great Wolf Resorts Inc.(a)	163,719	2,285,517
Lakes Gaming Inc.(a)	140,242	1,513,211
Macrovision Corp.(a)	46,525	1,314,797
Magna Entertainment Corp. Class A(a)(b)	245,630	1,107,791
Pinnacle Entertainment Inc.(a)	111,671	3,700,777
Six Flags Inc.(a)(b)	436,745	2,288,544
Speedway Motorsports Inc.	94,311	3,621,542
Steinway Musical Instruments Inc.(a)	44,975	1,396,474
Vail Resorts Inc.(a)	22,754	1,019,834

		25,032,286
ENVIRONMENTAL CONTROL—0.60%
Calgon Carbon Corp.(a)(b)	243,524	1,509,849
Casella Waste Systems Inc. Class A(a)	7,170	87,689
Metal Management Inc.	160,330	6,068,491
Mine Safety Appliances Co.	72,798	2,668,047
Synagro Technologies Inc.	376,176	1,662,698
Tetra Tech Inc.(a)	138,297	2,501,793
Waste Connections Inc.(a)	202,344	8,407,393
Waste Holdings Inc.	43,488	1,327,254
Waste Services Inc.(a)	205,135	2,020,580

		26,253,794
FOOD—2.01%
Chiquita Brands International Inc.	259,151	4,138,641
Diamond Foods Inc.	23,137	439,834
Flowers Foods Inc.	142,547	3,847,344
Gold Kist Inc.(a)	313,478	6,589,308
Great Atlantic & Pacific Tea Co.	118,130	3,040,666
Hain Celestial Group Inc.(a)	190,885	5,957,521
Imperial Sugar Co.(b)	69,440	1,681,142
Ingles Markets Inc. Class A	71,893	2,141,692
J&J Snack Foods Corp.	42,392	1,755,029
Lance Inc.	112,779	2,264,602
M&F Worldwide Corp.(a)	65,232	1,647,760
Nash Finch Co.	81,657	2,229,236
Pathmark Stores Inc.(a)	294,826	3,287,310
Performance Food Group Co.(a)	212,205	5,865,346
Pilgrim’s Pride Corp.	248,521	7,313,973
Premium Standard Farms Inc.	84,865	1,575,943
Ralcorp Holdings Inc.(a)	148,605	7,562,508
Ruddick Corp.	244,169	6,775,690
Sanderson Farms Inc.	104,175	3,155,461
Seaboard Corp.(b)	2,173	3,835,345
Spartan Stores Inc.	129,619	2,712,926
Tootsie Roll Industries Inc.	23,765	777,116
TreeHouse Foods Inc.(a)	190,616	5,947,219

Village Super Market Inc. Class A	9,857	842,675
Weis Markets Inc.	58,724	2,355,420

		87,739,707
FOREST PRODUCTS & PAPER—0.94%
Bowater Inc.	343,396	7,726,410
Buckeye Technologies Inc.(a)	230,516	2,761,582
Caraustar Industries Inc.(a)	178,493	1,444,008
Glatfelter Co.	273,006	4,231,593
Mercer International Inc.(a)(b)	166,253	1,973,423
Potlatch Corp.	237,173	10,392,921
Rock-Tenn Co. Class A	199,046	5,396,137
Schweitzer-Mauduit International Inc.	95,262	2,481,575
Wausau Paper Corp.	260,083	3,898,644
Xerium Technologies Inc.	59,765	585,099

		40,891,392
GAS—1.94%
Cascade Natural Gas Corp.	70,259	1,821,113
EnergySouth Inc.	42,348	1,698,155
Laclede Group Inc. (The)	130,711	4,578,806
New Jersey Resources Corp.	172,101	8,360,667
Nicor Inc.	272,424	12,749,443
Northwest Natural Gas Co.	169,271	7,183,861
Peoples Energy Corp.	235,805	10,509,829
Piedmont Natural Gas Co.(b)	468,607	12,535,237
South Jersey Industries Inc.	179,136	5,984,934
Southwest Gas Corp.	245,921	9,435,989
WGL Holdings Inc.	299,383	9,753,898

		84,611,932
HAND & MACHINE TOOLS—0.18%
Baldor Electric Co.	98,595	3,295,045
Regal-Beloit Corp.	87,473	4,593,207

		7,888,252
HEALTH CARE-PRODUCTS—1.09%
Biosite Inc.(a)	12,758	623,228
CONMED Corp.(a)	172,962	3,998,881
Datascope Corp.	73,982	2,695,904
Hansen Medical Inc.(a)	7,215	83,261
HealthTronics Inc.(a)	215,284	1,433,791
ICU Medical Inc.(a)	54,841	2,230,932
Invacare Corp.	190,256	4,670,785
Inverness Medical Innovations Inc.(a)	192,782	7,460,663
Kensey Nash Corp.(a)	47,618	1,514,252
Medical Action Industries Inc.(a)	39,012	1,257,747
Merge Technologies Inc.(a)	86,270	565,931
Merit Medical Systems Inc.(a)	167,529	2,653,659
Metabolix Inc.(a)	7,151	135,440
Northstar Neuroscience Inc.(a)	12,110	174,142
Oakley Inc.	100,983	2,025,719
Steris Corp.	415,376	10,455,014
Symmetry Medical Inc.(a)	30,220	417,943
Thoratec Corp.(a)	38,299	673,296
Viasys Healthcare Inc.(a)	70,646	1,965,372
Visicu Inc.(a)	6,922	77,526
Vital Sign Inc.	4,392	219,249
Volcano Corp.(a)	8,880	145,543
Wright Medical Group Inc.(a)	21,298	495,817
Young Innovations Inc.	2,188	72,860
Zoll Medical Corp.(a)	24,125	1,405,040

		47,451,995
HEALTH CARE-SERVICES—1.24%
Air Methods Corp.(a)	7,272	203,034
Alliance Imaging Inc.(a)	41,804	277,997
AMERIGROUP Corp.(a)	258,934	9,293,141
AmSurg Corp.(a)	69,548	1,599,604
Apria Healthcare Group Inc.(a)	234,335	6,245,028
Capital Senior Living Corp.(a)	133,708	1,422,653
Emeritus Corp.(a)	11,529	286,496
Genesis HealthCare Corp.(a)	120,159	5,675,110
Gentiva Health Services Inc.(a)	77,252	1,472,423
Horizon Health Corp.(a)	92,197	1,804,295
Kindred Healthcare Inc.(a)	175,035	4,419,634
Magellan Health Services Inc.(a)	196,035	8,472,633

Matria Healthcare Inc.(a)	6,667	191,543
MedCath Corp.(a)	33,901	927,531
Molina Healthcare Inc.(a)	39,322	1,278,358
National Healthcare Corp.	6,308	348,202
Odyssey Healthcare Inc.(a)	47,274	626,853
Option Care Inc.	147,207	2,097,700
RehabCare Group Inc.(a)	104,095	1,545,811
Res-Care Inc.(a)	135,695	2,462,864
Sunrise Senior Living Inc.(a)	65,630	2,016,154
Symbion Inc.(a)	54,003	999,596
VistaCare Inc. Class A(a)	32,580	330,687

		53,997,347
HOLDING COMPANIES-DIVERSIFIED—0.09%
Resource America Inc. Class A	97,024	2,561,434
Star Maritime Acquisition Corp.(a)	116,283	1,140,736

		3,702,170
HOME BUILDERS—0.73%
AMREP Corp.(b)	1,965	240,713
Brookfield Homes Corp.(b)	46,955	1,763,160
Cavco Industries Inc.(a)	24,783	868,396
Hovnanian Enterprises Inc. Class A(a)	221,634	7,513,393
Levitt Corp. Class A	100,440	1,229,386
M/I Homes Inc.	65,148	2,488,002
Meritage Homes Corp.(a)	138,746	6,620,959
Monaco Coach Corp.	165,114	2,338,014
Orleans Homebuilders Inc.(b)	28,324	532,491
Palm Harbor Homes Inc.(a)(b)	41,145	576,853
Skyline Corp.	41,623	1,674,077
Technical Olympic USA Inc.	120,434	1,224,814
WCI Communities Inc.(a)(b)	205,917	3,949,488
Williams Scotsman International Inc.(a)	11,339	222,471
Winnebago Industries Inc.(b)	18,245	600,443

		31,842,660
HOME FURNISHINGS—0.51%
Audiovox Corp. Class A(a)	101,877	1,435,447
DTS Inc.(a)	24,887	602,017
Ethan Allen Interiors Inc.	161,766	5,841,370
Furniture Brands International Inc.(b)	277,141	4,497,998
Hooker Furniture Corp.	66,262	1,038,988
Kimball International Inc. Class B	92,948	2,258,636
La-Z-Boy Inc.(b)	317,023	3,763,063
Sealy Corp.	74,330	1,096,368
Stanley Furniture Co. Inc.	67,827	1,454,889
Universal Electronics Inc.(a)	11,713	246,207

		22,234,983
HOUSEHOLD PRODUCTS & WARES—1.22%
ACCO Brands Corp.(a)	168,032	4,447,807
American Greetings Corp. Class A	327,685	7,821,841
Blyth Inc.	158,995	3,299,146
Central Garden & Pet Co.(a)	121,103	5,863,807
CSS Industries Inc.	41,535	1,469,093
Ennis Inc.	157,045	3,841,321
Fossil Inc.(a)	153,067	3,456,253
Harland (John H.) Co.	99,774	5,008,655
Playtex Products Inc.(a)	94,789	1,364,014
Prestige Brands Holdings Inc.(a)	205,279	2,672,733
Russ Berrie & Co. Inc.(a)	72,721	1,123,539
Spectrum Brands Inc.(a)	227,033	2,474,660
Standard Register Co. (The)	109,510	1,314,120
Tupperware Brands Corp.	202,275	4,573,438
WD-40 Co.	53,128	1,852,573
Yankee Candle Co. Inc. (The)	75,517	2,588,723

		53,171,723
HOUSEWARES—0.04%
Lifetime Brands Inc.(b)	11,925	195,928
National Presto Industries Inc.	29,103	1,742,397

		1,938,325
INSURANCE—4.86%
ACA Capital Holdings Inc.(a)	19,251	297,620
Affirmative Insurance Holdings Inc.	46,790	761,273
Alfa Corp.	200,441	3,770,295

American Equity Investment Life Holding Co.	341,701	4,452,364
American Physicians Capital Inc.(a)	60,023	2,403,321
Amtrust Financial Services Inc.	138,781	1,186,578
Argonaut Group Inc.(a)	191,902	6,689,704
Baldwin & Lyons Inc. Class B	49,733	1,270,181
Bristol West Holdings Inc.	93,761	1,484,237
CNA Surety Corp.(a)	97,847	2,103,711
Commerce Group Inc.	333,714	9,927,992
Crawford & Co. Class B	144,096	1,051,901
Delphi Financial Group Inc. Class A	254,207	10,285,215
Direct General Corp.(b)	90,983	1,877,889
Donegal Group Inc. Class A	79,538	1,558,149
eHealth Inc.(a)	32,232	648,186
EMC Insurance Group Inc.	36,599	1,248,758
Enstar Group Inc.(a)	1,121	107,504
FBL Financial Group Inc. Class A	83,383	3,258,608
First Acceptance Corp.(a)	42,454	455,107
First Mercury Financial Corp.(a)	60,524	1,423,524
FPIC Insurance Group Inc.(a)	64,262	2,504,290
Great American Financial Resources Inc.	54,220	1,249,771
Harleysville Group Inc.	84,265	2,934,107
Hilb, Rogal & Hobbs Co.	205,970	8,675,456
Horace Mann Educators Corp.	264,544	5,343,789
Independence Holding Co.	30,252	660,401
Infinity Property & Casualty Corp.	127,130	6,151,821
James River Group Inc.(a)	55,897	1,806,591
Kansas City Life Insurance Co.	24,571	1,230,516
LandAmerica Financial Group Inc.	109,376	6,902,719
Meadowbrook Insurance Group(a)	154,060	1,523,653
Midland Co. (The)	71,184	2,986,169
National Interstate Corp.	36,733	892,612
National Western Life Insurance Co. Class A	13,904	3,199,867
Navigators Group Inc. (The)(a)	80,283	3,868,035
NYMAGIC Inc.	35,692	1,306,327
Odyssey Re Holdings Corp.	79,168	2,952,966
Ohio Casualty Corp.	390,324	11,635,558
Phoenix Companies Inc.	691,271	10,984,296
PMA Capital Corp. Class A(a)	196,664	1,813,242
Presidential Life Corp.	131,413	2,884,515
ProAssurance Corp.(a)	203,758	10,171,599
RLI Corp.	137,008	7,729,991
Safety Insurance Group Inc.	80,035	4,058,575
SCPIE Holdings Inc.(a)	61,675	1,612,185
SeaBright Insurance Holdings Inc.(a)	97,842	1,762,134
Selective Insurance Group Inc.	179,106	10,260,983
State Auto Financial Corp.	88,273	3,065,721
Stewart Information Services Corp.	105,691	4,582,762
Triad Guaranty Inc.(a)	70,881	3,889,240
21st Century Insurance Group	170,652	3,012,008
United Fire & Casualty Co.	126,667	4,465,012
Universal American Financial Corp.(a)	234,402	4,369,253
USI Holdings Corp.(a)	283,522	4,354,898
Zenith National Insurance Corp.	226,737	10,636,233

		211,739,412
INTERNET—1.74%
Agile Software Corp.(a)	299,142	1,839,723
Ariba Inc.(a)	458,358	3,547,691
@Road Inc.(a)	141,581	1,033,541
Avocent Corp.(a)	280,421	9,492,251
CMGI Inc.(a)	2,831,939	3,794,798
Cogent Communications Group Inc.(a)	128,545	2,085,000
Covad Communications Group Inc.(a)	1,795,880	2,478,314
EarthLink Inc.(a)	754,396	5,356,212
FTD Group Inc.(a)	79,063	1,414,437
Harris Interactive Inc.(a)	235,723	1,188,044
i2 Technologies Inc.(a)(b)	28,709	655,139
InfoSpace Inc.(a)	89,947	1,844,813
Internet Capital Group Inc.(a)	241,504	2,477,831
Interwoven Inc.(a)	135,283	1,984,602
iPass Inc.(a)	126,500	743,820
LoopNet Inc.(a)	7,743	115,990
NetBank Inc.	283,152	1,313,825
NetRatings Inc.(a)	81,729	1,431,075
1-800-FLOWERS.COM Inc.(a)	20,519	126,397
ProQuest Co.(a)	157,034	1,641,005
RealNetworks Inc.(a)	161,688	1,768,867

S1 Corp.(a)	438,209	2,414,532
Safeguard Scientifics Inc.(a)	736,587	1,782,541
Secure Computing Corp.(a)	309,732	2,031,842
Shutterfly Inc.(a)	6,995	100,728
SonicWALL Inc.(a)	395,527	3,330,337
TIBCO Software Inc.(a)	1,126,990	10,638,786
United Online Inc.	394,958	5,245,042
Vignette Corp.(a)	123,801	2,113,283
webMethods Inc.(a)	239,701	1,764,199

		75,754,665
INVESTMENT COMPANIES—0.78%
Apollo Investment Corp.	498,452	11,165,325
Ares Capital Corp.	306,360	5,854,540
Capital Southwest Corp.	16,737	2,112,879
Gladstone Capital Corp.(b)	69,343	1,654,524
Gladstone Investment Corp.	36,101	552,706
Harris & Harris Group Inc.(a)(b)	24,971	301,899
MCG Capital Corp.	352,175	7,156,196
Medallion Financial Corp.	90,611	1,120,858
MVC Capital Inc.(b)	104,926	1,401,811
NGP Capital Resources Co.	106,805	1,788,984
Technology Investment Capital Corp.	55,375	893,753

		34,003,475
IRON & STEEL—0.85%
Chaparral Steel Co.	229,276	10,150,049
Cleveland-Cliffs Inc.	165,285	8,006,405
Gibraltar Industries Inc.	148,962	3,502,097
Olympic Steel Inc.	51,092	1,135,775
Oregon Steel Mills Inc.(a)	27,953	1,744,547
Ryerson Inc.(b)	160,056	4,015,805
Schnitzer Steel Industries Inc. Class A	138,961	5,516,752
Shiloh Industries Inc.(a)	29,043	550,365
Steel Technologies Inc.	69,917	1,227,043
Wheeling-Pittsburgh Corp.(a)	66,207	1,240,057

		37,088,895
LEISURE TIME—0.46%
Ambassadors International Inc.	43,826	1,999,342
Arctic Cat Inc.	78,705	1,384,421
Bally Total Fitness Holding Corp.(a)(b)	169,456	415,167
Callaway Golf Co.	464,338	6,691,111
K2 Inc.(a)	289,834	3,822,910
Marine Products Corp.	32,315	379,378
Multimedia Games Inc.(a)(b)	166,068	1,594,253
Nautilus Inc.(b)	49,688	695,632
Polaris Industries Inc.	46,951	2,198,715
Town Sports International Holdings Inc.(a)	41,621	685,914

		19,866,843
LODGING—0.82%
Ameristar Casinos Inc.	117,668	3,617,114
Aztar Corp.(a)	164,553	8,954,974
Gaylord Entertainment Co.(a)	249,380	12,700,923
Lodgian Inc.(a)	116,129	1,579,354
Marcus Corp.	131,799	3,371,418
MTR Gaming Group Inc.(a)	105,128	1,284,664
Riviera Holdings Corp.(a)	31,309	756,425
Trump Entertainment Resorts Inc.(a)	190,628	3,477,055

		35,741,927
MACHINERY—0.89%
Albany International Corp. Class A	53,460	1,759,369
Briggs & Stratton Corp.	313,820	8,457,449
Cascade Corp.	77,199	4,083,827
Chart Industries Inc.(a)	40,492	656,375
Cognex Corp.	21,597	514,441
Gehl Corp.(a)	43,185	1,188,883
Gerber Scientific Inc.(a)	114,053	1,432,506
Gorman-Rupp Co. (The)	70,099	2,591,560
Kadant Inc.(a)	83,118	2,026,417
Lindsay Corp.	60,653	1,980,320
NACCO Industries Inc.	33,918	4,633,199
Nordson Corp.	24,744	1,232,994
Robbins & Myers Inc.	81,292	3,732,929
Sauer-Danfoss Inc.	14,249	459,530

Tecumseh Products Co. Class A(a)	101,413	1,713,880
Tennant Co.	84,837	2,460,273

		38,923,952
MANUFACTURING—1.38%
Ameron International Corp.	53,746	4,104,582
AptarGroup Inc.	215,691	12,734,397
Barnes Group Inc.	42,430	922,853
Blount International Inc.(a)	106,994	1,440,139
CLARCOR Inc.	203,077	6,866,033
EnPro Industries Inc.(a)	129,390	4,297,042
Federal Signal Corp.	295,836	4,745,209
FreightCar America Inc.	35,156	1,949,400
Griffon Corp.(a)	182,460	4,652,730
Jacuzzi Brands Inc.(a)	234,837	2,919,024
Koppers Holdings Inc.	61,520	1,603,826
Lancaster Colony Corp.	38,541	1,707,752
Matthews International Corp. Class A	67,211	2,644,753
Myers Industries Inc.	66,027	1,033,983
Reddy Ice Holdings Inc.	12,861	332,071
Smith (A.O.) Corp.	32,550	1,222,578
Standex International Corp.	76,314	2,299,341
Tredegar Corp.	209,994	4,747,964

		60,223,677
MEDIA—2.04%
Belo Corp.	557,611	10,243,314
Charter Communications Inc. Class A(a)	2,354,648	7,205,223
Citadel Broadcasting Corp.	227,675	2,267,643
Courier Corp.	51,161	1,993,744
Cox Radio Inc. Class A(a)	277,057	4,516,029
Crown Media Holdings Inc.(a)(b)	44,322	160,889
Cumulus Media Inc. Class A(a)	162,792	1,691,409
Emmis Communications Corp.	135,980	1,120,475
Entercom Communications Corp.	196,060	5,524,971
Entravision Communications Corp.(a)	188,513	1,549,577
Fisher Communications Inc.(a)	46,508	2,056,119
GateHouse Media Inc.	53,637	995,503
Gray Television Inc.	262,540	1,924,418
Journal Communications Inc. Class A	268,088	3,380,590
Journal Register Co.	244,658	1,786,003
Lee Enterprises Inc.	280,877	8,724,040
Lin TV Corp. Class A(a)	169,907	1,690,575
Media General Inc. Class A	135,917	5,052,035
Mediacom Communications Corp.(a)	156,283	1,256,515
Outdoor Channel Holdings Inc.(a)	80,946	1,038,537
Playboy Enterprises Inc. Class B(a)	116,046	1,329,887
PRIMEDIA Inc.(a)	1,226,984	2,073,603
Radio One Inc. Class D(a)	468,482	3,157,569
Readers Digest Association Inc. (The)	290,060	4,844,002
Salem Communications Corp. Class A	57,856	691,379
Scholastic Corp.(a)	215,386	7,719,434
Spanish Broadcasting System Inc. Class A(a)	160,311	658,878
Sun-Times Media Group Inc. Class A	194,847	956,699
Westwood One Inc.	430,009	3,035,864

		88,644,924
METAL FABRICATE & HARDWARE—0.69%
Ampco-Pittsburgh Corp.	40,450	1,354,266
Castle (A.M.) & Co.	30,093	765,867
CIRCOR International Inc.	97,884	3,601,152
Ladish Co. Inc.(a)	4,300	159,444
Lawson Products Inc.	25,792	1,183,595
Mueller Industries Inc.	195,453	6,195,860
Mueller Water Products Inc. Class A	74,439	1,106,908
NN Inc.	96,161	1,195,281
Quanex Corp.	183,001	6,330,005
Valmont Industries Inc.	8,000	443,920
Worthington Industries Inc.	444,325	7,873,439

		30,209,737
MINING—0.52%
Brush Engineered Materials Inc.(a)	118,949	4,016,908
Century Aluminum Co.(a)	65,102	2,906,804
Compass Minerals International Inc.	196,348	6,196,743
Royal Gold Inc.(b)	61,821	2,224,320
Stillwater Mining Co.(a)	48,253	602,680

USEC Inc.(a)	533,544	6,786,680

		22,734,135
OFFICE & BUSINESS EQUIPMENT—0.37%
Global Imaging Systems Inc.(a)	223,988	4,916,537
IKON Office Solutions Inc.	674,536	11,042,154

		15,958,691
OFFICE FURNISHINGS—0.00%
CompX International Inc.	9,634	194,221

		194,221
OIL & GAS—2.33%
Alon USA Energy Inc.	28,416	747,625
Bill Barrett Corp.(a)	97,402	2,650,308
Bois d’Arc Energy Inc.(a)	5,731	83,845
Brigham Exploration Co.(a)	280,747	2,052,261
Bronco Drilling Co. Inc.(a)	13,220	227,252
Callon Petroleum Co.(a)	60,709	912,456
Comstock Resources Inc.(a)	82,267	2,555,213
Delta Petroleum Corp.(a)	27,376	634,028
Edge Petroleum Corp.(a)	107,401	1,958,994
Encore Acquisition Co.(a)	324,199	7,952,601
Energy Partners Ltd.(a)	63,000	1,538,460
EXCO Resources Inc.(a)	319,434	5,401,629
Geomet Inc.(a)	12,137	126,225
Giant Industries Inc.(a)	62,314	4,670,434
Harvest Natural Resources Inc.(a)	227,775	2,421,248
Houston Exploration Co.(a)	178,624	9,249,151
McMoRan Exploration Co.(a)(b)	150,032	2,133,455
Meridian Resource Corp. (The)(a)	530,613	1,639,594
Parker Drilling Co.(a)	664,154	5,426,138
Penn Virginia Corp.	65,172	4,564,647
PetroCorp Inc. Escrow(c)	19,086	2
Petrohawk Energy Corp.(a)	360,936	4,150,764
PetroQuest Energy Inc.(a)	187,139	2,384,151
RAM Energy Resources Inc.(a)(b)	62,729	345,637
Rosetta Resources Inc.(a)	310,773	5,802,132
Stone Energy Corp.(a)	167,460	5,919,711
Sulphco Inc.(a)(b)	82,632	390,023
Swift Energy Co.(a)(b)	178,902	8,016,599
Venoco Inc.(a)	31,218	548,188
Warren Resources Inc.(a)	235,454	2,759,521
Western Refining Inc.	142,843	3,636,783
Whiting Petroleum Corp.(a)(b)	226,891	10,573,121

		101,472,196
OIL & GAS SERVICES—1.36%
Dawson Geophysical Co.(a)	21,352	777,853
Gulf Island Fabrication Inc.	25,695	948,146
Hanover Compressor Co.(a)(b)	627,651	11,856,327
Hornbeck Offshore Services Inc.(a)	143,300	5,115,810
Input/Output Inc.(a)(b)	312,491	4,259,252
Lone Star Technologies Inc.(a)	177,846	8,609,525
Newpark Resources Inc.(a)	232,917	1,679,332
Oil States International Inc.(a)	145,092	4,676,315
T-3 Energy Services Inc.(a)	6,683	147,360
Trico Marine Services Inc.(a)	72,862	2,791,343
Union Drilling Inc.(a)	82,700	1,164,416
Universal Compression Holdings Inc.(a)	185,073	11,494,884
Veritas DGC Inc.(a)	66,471	5,691,912

		59,212,475
PACKAGING & CONTAINERS—0.38%
Chesapeake Corp.	122,567	2,086,090
Greif Inc. Class A	101,172	11,978,765
Silgan Holdings Inc.	57,638	2,531,461

		16,596,316
PHARMACEUTICALS—1.03%
Alpharma Inc. Class A	210,141	5,064,398
Altus Pharmaceuticals Inc.(a)(b)	7,554	142,393
Anadys Pharmaceuticals Inc.(a)	62,843	309,188
AtheroGenics Inc.(a)(b)	35,444	351,250
Bentley Pharmaceuticals Inc.(a)	99,116	1,008,010
Bradley Pharmaceuticals Inc.(a)	89,325	1,838,309
Cadence Pharmaceuticals Inc.(a)	6,341	78,121

Caraco Pharmaceutical Laboratories Ltd.(a)	8,730	122,220
Cypress Bioscience Inc.(a)	78,432	607,848
Dendreon Corp.(a)(b)	412,059	1,718,286
Emergent BioSolutions Inc.(a)	4,564	50,934
Emisphere Technologies Inc.(a)(b)	21,370	113,047
Indevus Pharmaceuticals Inc.(a)	49,265	349,782
Nabi Biopharmaceuticals(a)	370,220	2,510,092
NBTY Inc.(a)	301,783	12,545,119
Neurocrine Biosciences Inc.(a)	48,277	503,046
New River Pharmaceuticals Inc.(a)(b)	14,290	781,806
NPS Pharmaceuticals Inc.(a)	47,090	213,318
Nuvelo Inc.(a)	89,932	359,728
Osiris Therapeutics Inc.(a)(b)	3,579	90,620
Par Pharmaceutical Companies Inc.(a)	73,585	1,646,096
Perrigo Co.	441,336	7,635,113
Pharmion Corp.(a)	43,821	1,127,953
Renovis Inc.(a)(b)	39,622	125,206
Rigel Pharmaceuticals Inc.(a)	113,118	1,342,711
Sciele Pharma Inc.(a)	21,559	517,416
Trubion Pharmaceuticals Inc.(a)	4,249	76,524
ViroPharma Inc.(a)	246,051	3,602,187

		44,830,721
REAL ESTATE—0.13%
Avatar Holdings Inc.(a)(b)	35,750	2,890,388
California Coastal Communities Inc.(a)	66,443	1,425,202
HouseValues Inc.(a)(b)	4,555	25,645
Resource Capital Corp.	13,062	221,401
Tarragon Corp.(b)	83,872	1,020,722

		5,583,358
REAL ESTATE INVESTMENT TRUSTS—11.36%
Affordable Residential Communities Inc.(a)(b)	210,346	2,450,531
Affordable Residential Communities LP Rights(b)(c)	199,538	176,252
Agree Realty Corp.	47,159	1,620,855
Alexandria Real Estate Equities Inc.	145,773	14,635,609
American Campus Communities Inc.	141,131	4,018,000
American Financial Realty Trust	795,345	9,098,747
American Home Mortgage Investment Corp.	270,654	9,505,368
Anthracite Capital Inc.	349,726	4,452,012
Anworth Mortgage Asset Corp.	279,326	2,656,390
Arbor Realty Trust Inc.	72,688	2,187,182
Ashford Hospitality Trust Inc.	369,224	4,596,839
BioMed Realty Trust Inc.	400,398	11,451,383
Capital Lease Funding Inc.	204,482	2,371,991
Capital Trust Inc. Class A	68,708	3,431,278
CBRE Realty Finance Inc.	51,258	805,263
Cedar Shopping Centers Inc.	250,043	3,978,184
CentraCore Properties Trust	67,391	2,178,751
Crescent Real Estate Equities Co.	484,084	9,560,659
Crystal River Capital Inc.	38,225	975,884
Deerfield Triarc Capital Corp.	316,991	5,366,658
DiamondRock Hospitality Co.	427,567	7,700,482
EastGroup Properties Inc.	11,277	603,996
Education Realty Trust Inc.	162,256	2,396,521
Entertainment Properties Trust	162,420	9,491,825
Equity Inns Inc.	335,107	5,348,308
Equity One Inc.	234,307	6,246,625
Extra Space Storage Inc.	353,959	6,463,291
FelCor Lodging Trust Inc.	304,481	6,649,865
Fieldstone Investment Corp.	298,346	1,306,755
First Industrial Realty Trust Inc.	274,744	12,882,746
First Potomac Realty Trust	147,515	4,294,162
Franklin Street Properties Corp.	358,354	7,543,352
GMH Communities Trust	242,760	2,464,014
Gramercy Capital Corp.	114,343	3,532,055
Healthcare Realty Trust Inc.	293,484	11,604,357
Hersha Hospitality Trust	193,708	2,196,649
Highland Hospitality Corp.	367,323	5,234,353
Highwoods Properties Inc.	331,809	13,524,535
Home Properties Inc.	27,630	1,637,630
HomeBanc Corp.	350,685	1,483,398
Impac Mortgage Holdings Inc.	468,940	4,126,672
Inland Real Estate Corp.	392,318	7,344,193
Innkeepers USA Trust	264,644	4,101,982
Investors Real Estate Trust	285,813	2,932,441
JER Investors Trust Inc.	99,280	2,052,118

Kite Realty Group Trust	175,144	3,261,181
KKR Financial Corp.	493,372	13,217,436
LaSalle Hotel Properties	245,256	11,244,988
Lexington Corporate Properties Trust	324,027	7,264,685
Longview Fibre Co.	298,509	6,552,273
LTC Properties Inc.	143,906	3,930,073
Luminent Mortgage Capital Inc.	293,588	2,850,739
Maguire Properties Inc.	197,771	7,910,840
Medical Properties Trust Inc.	245,291	3,752,952
MFA Mortgage Investments Inc.	487,742	3,750,736
Mid-America Apartment Communities Inc.	108,269	6,197,318
MortgageIT Holdings Inc.	179,152	2,642,492
National Health Investors Inc.	144,604	4,771,932
National Retail Properties Inc.	355,095	8,149,430
Nationwide Health Properties Inc.	518,657	15,673,815
Newcastle Investment Corp.	270,159	8,461,380
Newkirk Realty Trust Inc.	119,723	2,159,803
NorthStar Realty Finance Corp.	346,328	5,738,655
NovaStar Financial Inc.(b)	226,851	6,045,579
Omega Healthcare Investors Inc.	293,454	5,200,005
Parkway Properties Inc.	88,701	4,524,638
Pennsylvania Real Estate Investment Trust	225,014	8,861,051
Post Properties Inc.	263,375	12,036,238
PS Business Parks Inc.	78,203	5,529,734
RAIT Financial Trust	312,700	10,781,896
Ramco-Gershenson Properties Trust	103,813	3,959,428
Realty Income Corp.	612,810	16,974,837
Redwood Trust Inc.	119,118	6,918,373
Republic Property Trust	159,505	1,840,688
Senior Housing Properties Trust	419,980	10,281,110
Sovran Self Storage Inc.	104,568	5,989,655
Spirit Finance Corp.	641,711	8,002,136
Strategic Hotels & Resorts Inc.	449,246	9,789,070
Sunstone Hotel Investors Inc.	355,702	9,507,914
Trustreet Properties Inc.	414,434	6,983,213
Universal Health Realty Income Trust	72,505	2,826,245
Urstadt Biddle Properties Inc. Class A	130,189	2,485,308
U-Store-It Trust	288,526	5,929,209
Winston Hotels Inc.	179,564	2,379,223
Winthrop Realty Trust Inc.	239,713	1,642,034

		494,698,473
RETAIL—5.84%
AC Moore Arts & Crafts Inc.(a)	43,984	953,133
AFC Enterprises Inc.(a)	158,224	2,795,818
America’s Car-Mart Inc.(a)(b)	24,215	287,190
Applebee’s International Inc.	74,792	1,845,119
Asbury Automotive Group Inc.	75,120	1,769,827
Big 5 Sporting Goods Corp.	28,691	700,634
Big Lots Inc.(a)(b)	693,115	15,886,196
Blockbuster Inc. Class A(a)(b)	1,172,657	6,203,356
Bob Evans Farms Inc.	220,127	7,532,746
Bon-Ton Stores Inc. (The)(b)	40,899	1,417,150
Books-A-Million Inc.	87,043	1,974,135
Borders Group Inc.	364,958	8,156,811
Brown Shoe Co. Inc.	128,119	6,116,401
Buckle Inc. (The)	6,352	322,999
Cabela’s Inc. Class A(a)	184,641	4,455,387
Cache Inc.(a)	4,071	102,752
Casey’s General Store Inc.	283,818	6,683,914
Cash America International Inc.	87,038	4,082,082
CBRL Group Inc.	189,708	8,491,330
CEC Entertainment Inc.(a)	88,769	3,572,952
Charming Shoppes Inc.(a)	369,809	5,003,516
Conn’s Inc.(a)(b)	7,897	183,763
Cost Plus Inc.(a)	134,613	1,386,514
CSK Auto Corp.(a)	122,057	2,093,278
dELiA*s Inc.(a)	56,219	589,737
Domino’s Pizza Inc.	232,561	6,511,708
Finish Line Inc. (The) Class A	260,836	3,724,738
Fred’s Inc.	244,676	2,945,899
Genesco Inc.(a)	124,009	4,625,536
Group 1 Automotive Inc.	152,327	7,878,352
Haverty Furniture Companies Inc.	139,110	2,058,828
IHOP Corp.	84,794	4,468,644
Insight Enterprises Inc.(a)	296,008	5,585,671
J. Crew Group Inc.(a)	73,292	2,825,407

Jack in the Box Inc.(a)	216,982	13,244,580
Jo-Ann Stores Inc.(a)(b)	148,164	3,644,834
Kenneth Cole Productions Inc. Class A	56,318	1,351,069
Krispy Kreme Doughnuts Inc.(a)(b)	179,795	1,995,725
Landry’s Restaurants Inc.	100,318	3,018,569
Lithia Motors Inc. Class A	97,172	2,794,667
Longs Drug Stores Corp.	23,626	1,001,270
Luby’s Inc.(a)	131,821	1,435,531
MarineMax Inc.(a)	94,590	2,452,719
McCormick & Schmick’s Seafood Restaurants Inc.(a)	8,344	200,590
Morton’s Restaurant Group Inc.(a)	41,940	698,301
Movado Group Inc.	108,654	3,150,966
99 Cents Only Stores(a)	289,646	3,524,992
Nu Skin Enterprises Inc. Class A	139,167	2,537,014
O’Charley’s Inc.(a)	141,881	3,019,228
Pantry Inc. (The)(a)	11,513	539,269
Papa John’s International Inc.(a)	53,519	1,552,586
Payless ShoeSource Inc.(a)	357,496	11,733,019
Pep Boys-Manny, Moe & Jack Inc.	332,808	4,945,527
Pier 1 Imports Inc.	536,435	3,191,788
PriceSmart Inc.(a)	49,376	884,324
Rare Hospitality International Inc.(a)	30,471	1,003,410
Regis Corp.	280,303	11,083,181
Ruby Tuesday Inc.	30,487	836,563
Rush Enterprises Inc. Class A(a)	134,170	2,270,156
School Specialty Inc.(a)	122,633	4,597,511
Shoe Carnival Inc.(a)	51,406	1,624,430
Smart & Final Inc.(a)	84,987	1,606,254
Sonic Automotive Inc.	184,795	5,366,447
Stage Stores Inc.	178,391	5,421,303
Steak n Shake Co. (The)(a)	172,682	3,039,203
Stein Mart Inc.	74,470	987,472
Susser Holdings Corp.(a)	35,218	633,924
Syms Corp.(a)	39,160	779,676
Systemax Inc.(a)	60,156	1,049,722
Talbots Inc. (The)	137,937	3,324,282
Tuesday Morning Corp.	46,140	717,477
West Marine Inc.(a)(b)	88,011	1,519,950
Zale Corp.(a)	294,105	8,296,702

		254,305,754
SAVINGS & LOANS—3.16%
Abington Community Bancorp Inc.	41,970	804,985
Anchor BanCorp Wisconsin Inc.	120,303	3,467,132
BankAtlantic Bancorp Inc. Class A	290,007	4,004,997
BankFinancial Corp.	150,191	2,674,902
BankUnited Financial Corp. Class A	192,643	5,386,298
Berkshire Hills Bancorp Inc.	52,515	1,757,152
BFC Financial Corp. Class A(a)	97,796	624,916
Brookline Bancorp Inc.	378,748	4,988,111
Citizens First Bancorp Inc.	51,730	1,590,180
Clifton Savings Bancorp Inc.	80,178	977,370
Dime Community Bancshares Inc.	154,421	2,163,438
Downey Financial Corp.	129,116	9,371,239
Fidelity Bankshares Inc.	111,874	4,438,042
First Financial Holdings Inc.	73,930	2,896,577
First Niagara Financial Group Inc.	682,318	10,139,245
First Place Financial Corp.	106,934	2,511,880
FirstFed Financial Corp.(a)(b)	101,908	6,824,779
Flagstar Bancorp Inc.	249,434	3,701,601
Flushing Financial Corp.	117,698	2,009,105
Franklin Bank Corp.(a)	143,547	2,948,455
Home Federal Bancorp Inc.	33,914	581,964
Investors Bancorp Inc.(a)	307,662	4,839,523
Kearny Financial Corp.	134,807	2,165,000
KNBT Bancorp Inc.	177,416	2,968,170
MAF Bancorp Inc.	206,566	9,231,435
NASB Financial Inc.	24,519	1,013,861
NewAlliance Bancshares Inc.	360,746	5,916,234
Northwest Bancorp Inc.	114,480	3,143,621
OceanFirst Financial Corp.	53,680	1,230,882
Partners Trust Financial Group Inc.	276,041	3,213,117
PennFed Financial Services Inc.	58,952	1,138,953
PFF Bancorp Inc.	110,529	3,814,356
Provident Financial Services Inc.	394,678	7,155,512
Provident New York Bancorp	261,216	3,913,016

Rockville Financial Inc.	54,097	965,631
Roma Financial Corp.(a)(b)	56,404	934,050
TierOne Corp.	111,699	3,530,805
United Community Financial Corp.	167,605	2,051,485
ViewPoint Financial Group(a)	65,258	1,105,471
Wauwatosa Holdings Inc.(a)(b)	58,985	1,051,113
Westfield Financial Inc.	12,192	421,843
Willow Financial Bancorp Inc.	91,438	1,364,255
WSFS Financial Corp.	36,362	2,433,709

		137,464,410
SEMICONDUCTORS—2.21%
Actel Corp.(a)	159,161	2,890,364
AMIS Holdings Inc.(a)	121,232	1,281,422
Applied Micro Circuits Corp.(a)	1,817,630	6,470,763
Asyst Technologies Inc.(a)	107,318	784,495
ATMI Inc.(a)	64,979	1,983,809
Axcelis Technologies Inc.(a)	620,250	3,616,058
Bookham Inc.(a)(b)	425,549	1,731,984
Brooks Automation Inc.(a)	457,946	6,594,422
Cabot Microelectronics Corp.(a)	64,112	2,175,961
Cirrus Logic Inc.(a)	69,439	477,740
Cohu Inc.	138,578	2,793,732
Conexant Systems Inc.(a)	359,985	734,369
Credence Systems Corp.(a)	611,565	3,180,138
DSP Group Inc.(a)	160,116	3,474,517
Emulex Corp.(a)	358,712	6,998,471
Entegris Inc.(a)(b)	760,249	8,225,894
Exar Corp.(a)	104,383	1,356,979
Genesis Microchip Inc.(a)	114,937	1,165,461
IXYS Corp.(a)	17,199	153,071
Kopin Corp.(a)	51,363	183,366
Kulicke & Soffa Industries Inc.(a)	348,135	2,924,334
Lattice Semiconductor Corp.(a)	699,745	4,534,348
Mattson Technology Inc.(a)	23,672	220,623
MIPS Technologies Inc. Class A(a)	118,374	982,504
MKS Instruments Inc.(a)	223,102	5,037,643
ON Semiconductor Corp.(a)	64,084	485,116
Pericom Semiconductor Corp.(a)	78,405	899,305
Photronics Inc.(a)	254,700	4,161,798
PortalPlayer Inc.(a)	82,968	1,115,920
Rudolph Technologies Inc.(a)	127,204	2,025,088
Semitool Inc.(a)	118,432	1,576,330
Skyworks Solutions Inc.(a)	770,935	5,458,220
Staktek Holdings Inc.(a)	51,352	264,463
Standard Microsystems Corp.(a)	103,472	2,895,147
Techwell Inc.(a)	9,712	155,975
TriQuint Semiconductor Inc.(a)	858,446	3,863,007
Ultratech Inc.(a)	20,045	250,162
Varian Semiconductor Equipment Associates Inc.(a)	49,828	2,268,171
Veeco Instruments Inc.(a)	13,422	251,394
Virage Logic Corp.(a)	9,164	85,134
Zoran Corp.(a)	37,050	540,189

		96,267,887
SOFTWARE—2.38%
Actuate Corp.(a)	63,039	374,452
Altiris Inc.(a)	133,987	3,400,590
ANSYS Inc.(a)	14,582	634,171
Aspen Technology Inc.(a)	327,009	3,603,639
Avid Technology Inc.(a)	234,466	8,736,203
Blackbaud Inc.	51,569	1,340,794
Borland Software Corp.(a)	477,848	2,599,493
Bottomline Technologies Inc.(a)	119,543	1,368,767
CommVault Systems Inc.(a)	26,451	529,285
CSG Systems International Inc.(a)	165,028	4,411,198
Dendrite International Inc.(a)	229,820	2,461,372
Digi International Inc.(a)	79,413	1,095,105
DivX Inc.(a)	18,839	434,616
eFunds Corp.(a)	212,589	5,846,198
EPIQ Systems Inc.(a)	91,490	1,552,585
Hyperion Solutions Corp.(a)	186,916	6,717,761
Infocrossing Inc.(a)	21,836	355,927
Innerworkings Inc.(a)	33,477	534,293
Inter-Tel Inc.	108,945	2,414,221
INVESTools Inc.(a)	80,133	1,105,034

JDA Software Group Inc.(a)	148,409	2,043,592
Keane Inc.(a)	120,143	1,430,903
Lawson Software Inc.(a)	764,642	5,650,704
ManTech International Corp. Class A(a)	26,581	978,978
MapInfo Corp.(a)	33,642	439,028
Neoware Inc.(a)	8,584	113,395
Omniture Inc.(a)	28,191	396,929
OPNET Technologies Inc.(a)	7,457	107,754
Parametric Technology Corp.(a)	341,675	6,156,984
Pegasystems Inc.	89,041	878,835
Progress Software Corp.(a)	252,063	7,040,120
QAD Inc.	40,678	341,288
Quest Software Inc.(a)	123,828	1,814,080
Schawk Inc.	77,352	1,511,458
Sybase Inc.(a)	521,532	12,881,840
Synchronoss Technologies Inc.(a)	16,601	227,766
SYNNEX Corp.(a)	76,458	1,677,489
Take-Two Interactive Software Inc.(a)(b)	415,793	7,384,484
THQ Inc.(a)	75,073	2,441,374
Ulticom Inc.(a)	80,321	770,278

		103,802,983
STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc.(a)	14,580	392,785

		392,785
TELECOMMUNICATIONS—4.23%
Acme Packet Inc.(a)	34,949	721,347
Adaptec Inc.(a)	698,522	3,255,113
ADTRAN Inc.	149,563	3,395,080
Aeroflex Inc.(a)	391,833	4,592,283
Alaska Communications Systems Group Inc.	258,206	3,922,149
Anaren Inc.(a)	90,066	1,599,572
Andrew Corp.(a)	980,050	10,025,912
Anixter International Inc.(a)	103,666	5,629,064
Arris Group Inc.(a)	308,322	3,857,108
Atlantic Tele-Network Inc.	3,365	98,595
Black Box Corp.	107,138	4,498,725
Broadwing Corp.(a)	468,074	7,311,316
CalAmp Corp.(a)	143,849	1,214,086
Carrier Access Corp.(a)	99,329	651,598
C-COR Inc.(a)	91,215	1,016,135
Cincinnati Bell Inc.(a)	1,515,487	6,925,776
Commonwealth Telephone Enterprises Inc.	60,527	2,533,660
Consolidated Communications Holdings Inc.	125,364	2,620,108
CT Communications Inc.	117,977	2,704,033
Ditech Networks Inc.(a)	197,784	1,368,665
EMS Technologies Inc.(a)	30,660	614,120
Eschelon Telecom Inc.(a)	13,035	258,223
Extreme Networks Inc.(a)	730,913	3,062,525
FairPoint Communications Inc.	168,875	3,200,181
Foundry Networks Inc.(a)	406,362	6,087,303
General Communication Inc. Class A(a)	136,186	2,142,206
Globalstar Inc.(a)	72,795	1,012,578
Golden Telecom Inc.	133,959	6,274,640
Harmonic Inc.(a)	41,805	303,922
IDT Corp. Class B(a)(b)	277,028	3,623,526
Iowa Telecommunications Services Inc.	193,320	3,810,337
Ixia(a)	14,979	143,798
Lightbridge Inc.(a)	50,534	684,230
Loral Space & Communications Inc.(a)	69,581	2,833,338
MasTec Inc.(a)	246,798	2,848,049
MRV Communications Inc.(a)(b)	770,148	2,726,324
Newport Corp.(a)	250,091	5,239,406
NTELOS Holdings Corp.(a)	14,602	261,084
Oplink Communications Inc.(a)	93,733	1,927,150
Optical Communication Products Inc.(a)	119,914	196,659
Optium Corp.(a)	15,628	389,762
ORBCOMM Inc.(a)	35,300	311,346
Plantronics Inc.	130,505	2,766,706
Polycom Inc.(a)	285,534	8,825,856
Powerwave Technologies Inc.(a)(b)	800,571	5,163,683
Premiere Global Services Inc.(a)	444,997	4,200,772
RCN Corp.(a)	179,359	5,407,674
RF Micro Devices Inc.(a)	195,426	1,326,943
SafeNet Inc.(a)	159,806	3,825,756
SAVVIS Inc.(a)	67,551	2,412,246

Shenandoah Telecommunications Co.	41,414	1,946,872
SureWest Communications	89,477	2,464,197
Sycamore Networks Inc.(a)	1,129,800	4,248,048
Symmetricom Inc.(a)	232,162	2,070,885
Syniverse Holdings Inc.(a)	19,464	291,765
Tekelec(a)	53,929	799,767
3Com Corp.(a)	2,403,006	9,876,355
Time Warner Telecom Inc. Class A(a)	187,965	3,746,142
USA Mobility Inc.(b)	168,386	3,766,795
UTStarcom Inc.(a)(b)	396,425	3,468,719
Vonage Holdings Corp.(a)(b)	80,432	558,198
Wireless Facilities Inc.(a)	216,698	617,589
Zhone Technologies Inc.(a)	345,525	452,638

		184,128,638
TEXTILES—0.17%
G&K Services Inc. Class A	130,948	5,092,568
UniFirst Corp.	59,445	2,283,282

		7,375,850
TOYS, GAMES & HOBBIES—0.33%
JAKKS Pacific Inc.(a)	168,629	3,682,857
LeapFrog Enterprises Inc.(a)	178,094	1,688,331
Marvel Entertainment Inc.(a)	65,107	1,752,029
RC2 Corp.(a)	120,165	5,287,260
Topps Co. Inc. (The)	211,088	1,878,683

		14,289,160
TRANSPORTATION—1.04%
Arkansas Best Corp.	154,957	5,578,452
Atlas Air Worldwide Holdings Inc.(a)	98,413	4,379,379
Bristow Group Inc.(a)	143,762	5,188,371
Dynamex Inc.(a)	8,964	209,399
Florida East Coast Industries Inc.	78,393	4,672,223
Forward Air Corp.	18,578	537,462
GulfMark Offshore Inc.(a)	101,747	3,806,355
Heartland Express Inc.	175,279	2,632,691
Horizon Lines Inc. Class A	56,392	1,520,328
Marten Transport Ltd.(a)	66,437	1,217,790
P.A.M. Transportation Services Inc.(a)	13,852	305,021
Patriot Transportation Holding Inc.(a)	7,181	670,418
PHI Inc.(a)	35,671	1,167,512
RailAmerica Inc.(a)	238,641	3,837,347
Saia Inc.(a)	90,168	2,092,799
SIRVA Inc.(a)	302,486	1,052,651
U.S. Xpress Enterprises Inc. Class A(a)	29,717	489,439
USA Truck Inc.(a)	22,200	356,310
Werner Enterprises Inc.	315,165	5,509,084

		45,223,031
TRUCKING & LEASING—0.14%
AMERCO(a)	6,145	534,676
Greenbrier Companies Inc. (The)	52,055	1,561,650
Interpool Inc.	73,272	1,711,634
TAL International Group Inc.	93,074	2,484,145

		6,292,105
WATER—0.38%
American States Water Co.	103,416	3,993,926
California Water Service Group	117,313	4,739,445
PICO Holdings Inc.(a)	66,071	2,297,289
SJW Corp.	92,516	3,585,920
Southwest Water Co.	138,958	1,912,062

		16,528,642

TOTAL COMMON STOCKS
(Cost: $4,094,323,332)		4,346,038,832

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—3.41%

CERTIFICATES OF DEPOSIT (d)—0.08%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$745,037	745,037
Washington Mutual Bank
5.33%, 03/19/07	2,660,846	2,660,846

		3,405,883
COMMERCIAL PAPER (d)—0.67%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(e)	1,118,737	1,102,725
Aspen Funding Corp.
5.26%, 02/21/07(e)	691,820	686,766
Beta Finance Inc.
5.27%, 01/25/07(e)	212,868	212,152
BNP Paribas Finance Inc.
5.12%, 06/06/07	372,518	364,315
CAFCO LLC
5.26%, 01/30/07(e)	532,169	529,992
Cantabric Finance LLC
5.25%-5.26%, 01/25/07-03/06/07(e)	1,277,206	1,267,953
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(e)	1,255,919	1,240,506
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(e)	106,434	106,294
Curzon Funding LLC
5.24%, 02/27/07(e)	583,790	579,031
Edison Asset Securitization LLC
5.21%, 04/11/07(e)	441,094	434,774
Eureka Securitization
5.26%, 02/09/07(e)	1,330,423	1,323,036
Five Finance Inc.
5.22%, 04/20/07(e)	489,596	481,929
General Electric Capital Corp.
5.12%, 06/04/07(e)	798,254	780,901
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(e)	1,745,515	1,728,647
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(e)	2,075,460	2,032,439
KKR Atlantic Funding Trust
5.32%, 01/03/07(e)	798,254	798,136
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(e)	3,502,695	3,481,689
Lockhart Funding LLC
5.28%, 02/09/07(e)	1,064,338	1,058,407
Nationwide Building Society
5.21%, 04/13/07(e)	1,011,122	996,342
Nestle Capital Corp.
5.19%, 08/09/07(e)	638,603	618,441
Norddeutsche Landesbank
5.27%, 02/15/07	1,011,122	1,004,615
Polonius Inc.
5.26%, 02/20/07(e)	300,995	298,840
Regency Markets No. 1 LLC
5.32%, 01/22/07(e)	353,712	352,666
Sedna Finance Inc.
5.22%, 04/17/07(e)	606,673	597,436
Societe Generale
5.18%, 05/16/07	2,660,846	2,609,542
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(e)	2,700,738	2,674,726
Thornburg Mortgage Capital Resources
5.28%, 01/17/07-03/12/07(e)	1,311,265	1,302,209
Three Pillars Funding Corp.
5.26%, 02/14/07(e)	621,989	618,081

		29,282,590
MEDIUM-TERM NOTES (d)—0.07%
Bank of America N.A.
5.28%, 04/20/07	266,085	266,085
Cullinan Finance Corp.
5.71%, 06/28/07(e)	798,254	798,254
K2 USA LLC
5.39%, 06/04/07(e)	798,254	798,254
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(e)	1,245,276	1,245,276

		3,107,869

MONEY MARKET FUNDS—0.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(f)(g)	5,096,090	5,096,090

		5,096,090
REPURCHASE AGREEMENTS (d)—0.66%
Banc of America Securities LLC, 5.36%, due 1/2/07, maturity value $2,129,945 (collateralized by non-U.S. Government debt securities, value $2,195,042, 4.25% to 8.00%, 3/1/08 to 7/15/17).	$2,128,677	2,128,677
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $1,597,461 (collateralized by U.S. Government obligations, value $1,629,417, 0.00% to 11.00%, 1/1/08 to 1/1/37).	1,596,508	1,596,508
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $3,727,408 (collateralized by non-U.S. Government debt securities, value $4,100,151, 1.00% to 8.84%, 8/3/14 to 12/25/46).	3,725,185	3,725,185
BNP Securities Corp., 5.36%, due 1/2/07, maturity value $106,497 (collateralized by non-U.S. Government debt securities, value $111,883, 5.46%, 3/15/08).	106,434	106,434
Citigroup Global Markets Holdings Inc., 5.36%, due 1/2/07, maturity value $3,727,404 (collateralized by non-U.S. Government debt securities, value $3,915,913, 3.78% to 7.41%, 11/25/19 to 10/25/45).	3,725,185	3,725,185
Citigroup Global Markets Holdings Inc., 5.42%, due 1/2/07, maturity value $1,171,477 (collateralized by non-U.S. Government debt securities, value $1,305,922, 0.00% to 10.00%, 6/1/28 to 11/16/36).	1,170,772	1,170,772
Citigroup Global Markets Holdings Inc., 5.46%, due 1/2/07, maturity value $638,990 (collateralized by non-U.S. Government debt securities, value $712,324, 0.00% to 10.00%, 6/1/28 to 11/16/36).	638,603	638,603
Goldman Sachs & Co. Inc., 5.35%, due 1/2/07, maturity value $2,129,942 (collateralized by non-U.S. Government debt securities, value $2,214,933, 0.00% to 10.00%, 1/23/07 to 5/15/44).	2,128,677	2,128,677
Goldman Sachs Group Inc., 5.36%, due 1/2/07, maturity value $395,179 (collateralized by non-U.S. Government debt securities, value $410,821, 0.00% to 10.00%, 1/23/07 to 5/15/44).	394,944	394,944
Goldman Sachs Group Inc., 5.46%, due 1/2/07, maturity value $638,990 (collateralized by non-U.S. Government debt securities, value $664,488, 0.00% to 10.00%, 1/23/07 to 5/15/44).	638,603	638,603
Greenwich Capital Markets Inc., 5.46%, due 1/2/07, maturity value $532,492 (collateralized by non-U.S. Government debt securities, value $588,895, 5.58%, 1/8/36).	532,169	532,169
HSBC Securities Inc., 5.36%, due 1/2/07, maturity value $532,486 (collateralized by non-U.S. Government debt securities, value $559,470, 3.16% to 5.32%, 5/15/34 to 6/1/46).	532,169	532,169
JP Morgan Securities Inc., 5.41%, due 1/2/07, maturity value $266,245 (collateralized by non-U.S. Government debt securities, value $279,735, 5.75% to 8.75%, 10/1/08 to 9/15/25).	266,085	266,085
Lehman Brothers Holdings Inc., 5.36%, due 1/2/07, maturity value $2,129,945 (collateralized by non-U.S. Government debt securities, value $2,195,069, 3.34% to 8.75%, 6/15/07 to 12/1/66).	2,128,677	2,128,677

Lehman Brothers Holdings Inc., 5.44%, due 1/2/07, maturity value $798,737 (collateralized by non-U.S. Government debt securities, value $822,703, 5.50% to 8.88%, 4/15/11 to 12/1/66).	798,254	798,254
Merrill Lynch & Co. Inc., 5.36%, due 1/2/07, maturity value $2,129,945 (collateralized by non-U.S. Government debt securities, value $2,199,333, 0.00% to 10.13%, 6/15/07 to 9/1/26).	2,128,677	2,128,677
Merrill Lynch & Co. Inc., 5.44%, due 1/2/07, maturity value $1,064,981 (collateralized by non-U.S. Government debt securities, value $1,096,934, 4.37% to 7.75%, 3/3/08 to 12/1/25).	1,064,338	1,064,338
Morgan Stanley, 5.36%, due 1/2/07, maturity value $1,064,972 (collateralized by non-U.S. Government debt securities, value $1,108,743, 0.00% to 10.00%, 1/1/07 to 12/31/37).	1,064,338	1,064,338
Morgan Stanley, 5.51%, due 6/4/07, maturity value $762,712 (collateralized by non-U.S. Government debt securities, value $782,599, 0.00% to 10.00%, 1/1/07 to 12/31/37).(h)	745,037	745,037
Wachovia Capital, 5.38%, due 1/2/07, maturity value $3,407,919 (collateralized by non-U.S. Government debt securities, value $3,580,263, 3.86% to 8.17%, 8/15/13 to 10/17/44).	3,405,883	3,405,883

		28,919,215
TIME DEPOSITS (d)—0.00%
Bank of America N.A.
5.13%, 01/02/07	50,939	50,939

		50,939
VARIABLE & FLOATING RATE NOTES (d)—1.81%
Allstate Life Global Funding II
5.33%-5.43%, 11/02/07-01/25/08(e)	2,724,706	2,724,998
American Express Bank
5.32%, 02/28/07	1,064,338	1,064,337
American Express Centurion Bank
5.44%, 07/19/07	1,170,772	1,171,513
American Express Credit Corp.
5.45%, 07/05/07	319,302	319,409
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	133,168	133,168
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(e)	798,254	798,254
ASIF Global Financing
5.41%, 05/03/07(e)	106,434	106,453
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(e)	691,820	691,820
Bank of Ireland
5.33%-5.35%, 08/14/07-12/20/07(e)	1,543,291	1,543,332
Beta Finance Inc.
5.32%-5.41%, 04/25/07-07/25/07(e)	2,714,063	2,714,142
BMW US Capital LLC
5.35%, 01/15/08(e)	1,064,338	1,064,338
BNP Paribas
5.35%, 11/19/07(e)	1,969,026	1,969,026
Carlyle Loan Investment Ltd.
5.40%, 04/13/07-07/15/07(e)	776,967	776,967
CC USA Inc.
5.37%, 07/30/07(e)	532,169	532,212
Commodore CDO Ltd.
5.44%, 12/12/07(e)	266,085	266,085
Credit Agricole SA
5.34%, 11/23/07	1,064,338	1,064,338
Credit Suisse First Boston NY
5.38%, 04/24/07	532,169	532,178
Cullinan Finance Corp.
5.36%, 04/25/07(e)	266,085	266,085
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(e)	153,756	153,756

DEPFA Bank PLC
5.40%, 09/14/07	1,064,338	1,064,338
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(e)	1,223,989	1,224,029
Eli Lilly Services Inc.
5.34%, 12/31/07(e)	710,446	710,446
Fifth Third Bancorp
5.33%, 12/21/07(e)	2,128,677	2,128,677
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(e)	691,820	691,769
General Electric Capital Corp.
5.31%-5.48%, 07/09/07-01/24/08(e)	1,117,555	1,117,715
Granite Master Issuer PLC
5.32%, 08/20/07(e)	3,725,185	3,725,185
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(e)	2,447,978	2,424,554
Hartford Life Global Funding Trust
5.37%-5.41%, 07/13/07-01/15/08	1,596,508	1,596,658
HBOS Treasury Services PLC
5.46%, 10/24/07(e)	1,064,338	1,064,338
Holmes Financing PLC
5.32%, 07/16/07(e)	1,862,592	1,862,592
JPMorgan Chase & Co.
5.32%-5.45%, 07/27/07-08/02/07(h)	2,926,931	2,926,931
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(e)	798,254	798,233
Kestrel Funding LLC
5.33%, 07/11/07(e)	425,735	425,712
Kommunalkredit Austria AG
5.35%, 01/09/08(e)	638,603	638,603
Leafs LLC
5.35%, 01/22/07-02/20/07(e)	1,108,645	1,108,646
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(e)	1,170,772	1,170,730
Lothian Mortgages Master Issuer PLC
5.32%, 04/24/07(e)	421,482	421,482
Marshall & Ilsley Bank
5.35%, 01/15/08	585,386	585,386
Master Funding LLC
5.38%, 04/25/07-05/25/07(e)	1,926,165	1,926,166
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(h)	1,170,772	1,170,772
Metropolitan Life Global Funding I
5.36%, 02/08/07(e)	1,596,508	1,596,508
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(e)(h)	106,434	106,434
Mound Financing PLC
5.32%, 05/08/07(e)	1,000,478	1,000,478
Natexis Banques Populaires
5.35%-5.37%, 02/05/07-01/15/08(e)	3,831,618	3,831,589
National City Bank of Indiana
5.35%, 05/21/07	532,169	532,186
Nationwide Building Society
5.38%-5.49%, 02/08/07-10/26/07(e)	3,512,317	3,512,844
Newcastle Ltd.
5.37%, 04/24/07(e)	375,179	375,145
Northern Rock PLC
5.39%, 08/03/07(e)	1,277,206	1,277,225
Northlake CDO I
5.42%, 09/06/07(e)	319,302	319,302
Pricoa Global Funding I
5.34%, 11/27/07	1,436,857	1,436,857
Principal Life Global Funding I
5.80%, 02/08/07	478,952	479,178
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(e)	1,543,291	1,543,272
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(e)	1,064,338	1,064,338
Strips III LLC
5.40%, 07/24/07(e)	230,390	230,390
SunTrust Bank
5.32%, 05/01/07	1,064,338	1,064,359
Tango Finance Corp.
5.30%-5.35%, 04/25/07-07/16/07(e)	2,596,986	2,596,853
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(e)	1,756,158	1,756,158

Wachovia Asset Securitization Inc.
5.34%, 01/25/07(e)	1,300,471	1,300,471
Wachovia Bank N.A.
5.36%, 05/22/07	2,128,677	2,128,677
Wal-Mart Stores Inc.
5.50%, 07/16/07(e)	798,254	798,541
Wells Fargo & Co.
5.36%, 11/15/07(e)	532,169	532,195
WhistleJacket Capital Ltd.
5.31%-5.35%, 04/18/07-06/13/07(e)	798,254	798,255
White Pine Finance LLC
5.31%-5.32%, 05/22/07-08/20/07(e)	3,193,015	3,192,612
Wind Master Trust
5.34%, 07/25/07(e)	425,735	425,735

		78,574,975

TOTAL SHORT-TERM INVESTMENTS
(Cost: $148,437,561)		148,437,561

TOTAL INVESTMENTS IN SECURITIES—103.21%
(Cost: $4,242,760,893)		4,494,476,393
Other Assets, Less Liabilities—(3.21)%		(139,613,338)

NET ASSETS—100.00%		$4,354,863,055

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(e)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2006

Security	Shares	Value

COMMON STOCKS—99.78%

ADVERTISING—0.27%
ADVO Inc.	5,648	$184,125
Catalina Marketing Corp.	8,248	226,820
Clear Channel Outdoor Holdings Inc. Class A(a)	6,302	175,889
Donnelley (R.H.) Corp.	11,782	739,085
Gaiam Inc.(a)	2,875	39,330
Getty Images Inc.(a)	9,439	404,178
Harte-Hanks Inc.	10,035	278,070
Interpublic Group of Companies Inc.(a)	78,545	961,391
inVentiv Health Inc.(a)	5,248	185,517
Lamar Advertising Co.(a)	14,941	976,992
Marchex Inc. Class B(a)(b)	4,119	55,112
Omnicom Group Inc.	30,831	3,223,073
SITEL Corp.(a)	10,436	44,040
ValueVision Media Inc. Class A(a)	5,452	71,639

		7,565,261
AEROSPACE & DEFENSE—1.90%
AAR Corp.(a)	6,471	188,888
Alliant Techsystems Inc.(a)	6,060	473,831
Argon ST Inc.(a)	2,252	48,508
Armor Holdings Inc.(a)	5,374	294,764
BE Aerospace Inc.(a)	14,006	359,674
Boeing Co. (The)	144,376	12,826,364
Curtiss-Wright Corp.	7,967	295,416
DRS Technologies Inc.	7,191	378,822
EDO Corp.	2,937	69,724
Esterline Technologies Corp.(a)	4,571	183,891
GenCorp Inc.(a)	9,846	138,041
General Dynamics Corp.	72,949	5,423,758
Goodrich Corp.	22,397	1,020,183
HEICO Corp.	3,645	141,535
Herley Industries Inc.(a)	2,616	42,353
Innovative Solutions & Support Inc.(a)	2,132	36,308
K&F Industries Holdings Inc.(a)	3,361	76,328
Kaman Corp.	4,269	95,583
L-3 Communications Holdings Inc.	22,012	1,800,141
Lockheed Martin Corp.	66,175	6,092,732
Moog Inc. Class A(a)	6,607	252,321
MTC Technologies Inc.(a)	1,843	43,403
Northrop Grumman Corp.	62,146	4,207,284
Orbital Sciences Corp.(a)	10,714	197,566
Raytheon Co.	80,662	4,258,954
Rockwell Collins Inc.	30,880	1,954,395
Sequa Corp. Class A(a)	1,223	140,718
Spirit AeroSystems Holdings Inc. Class A(a)	11,154	373,324
Teledyne Technologies Inc.(a)	6,127	245,877
TransDigm Group Inc.(a)	1,987	52,675
Triumph Group Inc.	2,831	148,429

United Industrial Corp.	1,642	83,331
United Technologies Corp.	182,553	11,413,214

		53,358,335
AGRICULTURE—1.67%
Alico Inc.	681	34,479
Alliance One International Inc.(a)	17,000	120,020
Altria Group Inc.	376,902	32,345,730
Andersons Inc.	2,548	108,010
Archer-Daniels-Midland Co.	118,323	3,781,603
Delta & Pine Land Co.	6,334	256,210
Loews Corp.-Carolina Group	16,811	1,088,008
Maui Land & Pineapple Co. Inc.(a)	639	21,675
Monsanto Co.	97,857	5,140,428
Reynolds American Inc.	30,943	2,025,838
Tejon Ranch Co.(a)	1,962	109,558
Universal Corp.	4,625	226,671
UST Inc.	29,129	1,695,308
Vector Group Ltd.(b)	7,098	125,990

		47,079,528
AIRLINES—0.25%
AirTran Holdings Inc.(a)	16,255	190,834
Alaska Air Group Inc.(a)	7,170	283,215
AMR Corp.(a)	38,037	1,149,859
Continental Airlines Inc. Class B(a)	15,826	652,822
ExpressJet Holdings Inc.(a)	8,849	71,677
Frontier Airlines Holdings Inc.(a)(b)	6,429	47,575
JetBlue Airways Corp.(a)	31,427	446,263
Mesa Air Group Inc.(a)	6,422	55,037
Republic Airways Holdings Inc.(a)	5,766	96,753
SkyWest Inc.	11,419	291,299
Southwest Airlines Co.	144,802	2,218,367
UAL Corp.(a)	19,892	875,248
US Airways Group Inc.(a)	10,969	590,681

		6,969,630
APPAREL—0.51%
Carter’s Inc.(a)	8,706	222,003
Cherokee Inc.	1,385	59,430
Coach Inc.(a)	69,545	2,987,653
Columbia Sportswear Co.	2,313	128,834
Crocs Inc.(a)(b)	1,810	78,192
Deckers Outdoor Corp.(a)	1,967	117,922
Guess? Inc.(a)	3,819	242,239
Gymboree Corp.(a)	5,977	228,082
Hanesbrands Inc.(a)	17,179	405,768
Hartmarx Corp.(a)	5,642	39,833
Iconix Brand Group Inc.(a)	6,631	128,575
Jones Apparel Group Inc.	20,309	678,930
Kellwood Co.	4,605	149,755
K-Swiss Inc. Class A	4,648	142,880
Liz Claiborne Inc.	18,800	817,048
Maidenform Brands Inc.(a)	2,617	47,420
Nike Inc. Class B	34,880	3,454,166
Oxford Industries Inc.	2,709	134,502
Perry Ellis International Inc.(a)	1,308	53,628
Phillips-Van Heusen Corp.	9,921	497,737
Polo Ralph Lauren Corp.	11,012	855,192
Quiksilver Inc.(a)	22,170	349,177
Skechers U.S.A. Inc. Class A(a)	1,940	64,621
Steven Madden Ltd.	3,681	129,166
Stride Rite Corp.	6,603	99,573

Timberland Co. Class A(a)	8,939	282,294
True Religion Apparel Inc.(a)(b)	2,316	35,458
VF Corp.	15,850	1,300,968
Volcom Inc.(a)	2,306	68,188
Warnaco Group Inc. (The)(a)	8,381	212,710
Weyco Group Inc.	1,253	31,137
Wolverine World Wide Inc.	10,125	288,765

		14,331,846
AUTO MANUFACTURERS—0.32%
A.S.V. Inc.(a)(b)	3,693	60,085
Ford Motor Co.	326,103	2,449,034
General Motors Corp.	85,209	2,617,620
Navistar International Corp.(a)	11,254	376,221
Oshkosh Truck Corp.	13,239	641,032
PACCAR Inc.	45,163	2,931,079
Wabash National Corp.	5,556	83,896

		9,158,967
AUTO PARTS & EQUIPMENT—0.27%
Accuride Corp.(a)	4,055	45,659
Aftermarket Technology Corp.(a)	3,917	83,354
American Axle & Manufacturing Holdings Inc.	9,326	177,101
ArvinMeritor Inc.	12,562	229,005
Autoliv Inc.	14,951	901,545
Bandag Inc.	2,014	101,566
BorgWarner Inc.	10,321	609,145
Commercial Vehicle Group Inc.(a)	3,721	81,118
Cooper Tire & Rubber Co.	10,964	156,785
Fuel Systems Solutions Inc.(a)	2,013	44,447
Goodyear Tire & Rubber Co. (The)(a)	32,032	672,352
Johnson Controls Inc.	35,232	3,027,133
Keystone Automotive Industries Inc.(a)	2,864	97,347
Lear Corp.	12,227	361,063
Miller Industries Inc.(a)	1,662	39,888
Modine Manufacturing Co.	6,024	150,781
Noble International Ltd.	2,052	41,143
Superior Industries International Inc.(b)	4,110	79,200
Tenneco Inc.(a)	8,107	200,405
Titan International Inc.(b)	2,932	59,080
TRW Automotive Holdings Corp.(a)	7,757	200,674
Visteon Corp.(a)	22,842	193,700

		7,552,491
BANKS—6.59%
Alabama National Bancorp	3,112	213,888
AMCORE Financial Inc.	3,938	128,654
AmericanWest Bancorporation	2,023	48,997
Ameris Bancorp	2,283	64,335
Arrow Financial Corp.	1,922	47,608
Associated Bancorp	23,851	831,923
BancFirst Corp.	1,267	68,418
Bancorp Inc. (The)(a)	1,914	56,654
BancorpSouth Inc.	14,397	386,128
BancTrust Financial Group Inc.	1,784	45,528
Bank Mutual Corp.	10,885	131,817
Bank of America Corp.	823,629	43,973,552
Bank of Granite Corp.	2,854	54,140
Bank of Hawaii Corp.	9,163	494,344
Bank of New York Co. Inc. (The)	137,673	5,420,186
Bank of the Ozarks Inc.(b)	2,107	69,657
Banner Corp.	2,157	95,641
BB&T Corp.	98,816	4,340,987

BOK Financial Corp.	3,927	215,906
Boston Private Financial Holdings Inc.	6,284	177,272
Cadence Financial Corp.	1,964	42,560
Camden National Corp.	1,226	56,543
Capital City Bank Group Inc.	2,295	81,013
Capital Corp of the West	1,651	52,981
Capitol Bancorp Ltd.	2,352	108,662
Cardinal Financial Corp.	4,323	44,311
Cascade Bancorp	5,012	155,522
Cass Information Systems Inc.	1,080	39,074
Cathay General Bancorp	9,345	322,496
Centennial Bank Holdings Inc.(a)	10,517	99,491
Center Financial Corp.	2,160	51,775
Centerstate Banks of Florida Inc.	1,579	33,001
Central Pacific Financial Corp.	5,452	211,320
Chemical Financial Corp.	4,524	150,649
Chittenden Corp.	8,345	256,108
Citizens Banking Corp.	7,625	202,062
City Bank	2,277	81,517
City Holding Co.	3,210	131,257
City National Corp.	7,540	536,848
Coastal Financial Corp.	2,966	49,680
CoBiz Inc.	2,652	58,450
Colonial BancGroup Inc. (The)	27,899	718,120
Columbia Bancorp	1,805	47,742
Columbia Banking System Inc.	2,843	99,846
Comerica Inc.	29,282	1,718,268
Commerce Bancorp Inc.	33,222	1,171,740
Commerce Bancshares Inc.	12,639	611,854
Community Bancorp(a)	1,537	46,402
Community Bank System Inc.	5,360	123,280
Community Banks Inc.	4,240	117,702
Community Trust Bancorp Inc.	2,694	111,882
Compass Bancshares Inc.	23,292	1,389,368
Corus Bankshares Inc.(b)	6,963	160,636
Cullen/Frost Bankers Inc.	10,662	595,153
CVB Financial Corp.	10,907	157,715
East West Bancorp Inc.	11,003	389,726
Enterprise Financial Services Corp.	1,665	54,246
F.N.B. Corp. (Pennsylvania)	10,280	187,816
Farmers Capital Bank Corp.	1,211	41,331
Fifth Third Bancorp	86,347	3,534,183
First Bancorp (North Carolina)	2,109	46,061
First BanCorp (Puerto Rico)	12,507	119,192
First Busey Corp. Class A	2,723	62,765
First Charter Corp.	6,006	147,748
First Citizens BancShares Inc. Class A	1,116	226,146
First Commonwealth Financial Corp.	12,581	168,963
First Community Bancorp	4,194	219,220
First Community Bancshares Inc.	1,821	72,039
First Financial Bancorp	6,020	99,992
First Financial Bankshares Inc.(b)	3,666	153,459
First Financial Corp.	2,336	82,811
First Horizon National Corp.	22,137	924,884
First Indiana Corp.	2,249	57,035
First Merchants Corp.	3,314	90,108
First Midwest Bancorp Inc.	9,043	349,783
First Regional Bancorp(a)	1,458	49,703
First Republic Bank	4,586	179,221
1st Source Corp.	2,249	72,260
First South Bancorp Inc.(b)	1,444	46,049
First State Bancorp	3,180	78,705
FirstMerit Corp.	14,484	349,644

FNB Corp. (Virginia)	1,319	54,804
Fremont General Corp.	11,749	190,451
Frontier Financial Corp.	7,080	206,948
Fulton Financial Corp.	31,360	523,712
GB&T Bancshares Inc.	2,580	57,199
Glacier Bancorp Inc.	9,228	225,532
Great Southern Bancorp Inc.	1,898	56,010
Greater Bay Bancorp	8,989	236,680
Greene County Bancshares Inc.	1,527	60,668
Hancock Holding Co.	4,825	254,953
Hanmi Financial Corp.	7,305	164,582
Harleysville National Corp.	5,199	100,393
Heartland Financial USA Inc.	2,610	75,299
Heritage Commerce Corp.	2,108	56,157
Home Bancshares Inc.	2,045	49,162
Horizon Financial Corp.	2,216	53,317
Huntington Bancshares Inc.	44,263	1,051,246
IBERIABANK Corp.	1,779	105,050
Independent Bank Corp. (Massachusetts)	2,700	97,281
Independent Bank Corp. (Michigan)	4,104	103,790
Integra Bank Corp.	3,167	87,156
Interchange Financial Services Corp.	3,261	74,970
International Bancshares Corp.	8,305	256,708
Intervest Bancshares Corp.(a)	842	28,973
Investors Financial Services Corp.	11,866	506,322
Irwin Financial Corp.	3,590	81,242
ITLA Capital Corp.	951	55,072
KeyCorp	73,014	2,776,722
Lakeland Bancorp Inc.(b)	3,402	50,690
Lakeland Financial Corp.	2,143	54,711
M&T Bank Corp.	13,733	1,677,623
Macatawa Bank Corp.	2,719	57,806
MainSource Financial Group Inc.	3,512	59,493
Marshall & Ilsley Corp.	45,702	2,198,723
MB Financial Inc.	5,104	191,961
MBT Financial Corp.	2,654	40,659
Mellon Financial Corp.	74,750	3,150,712
Mercantile Bank Corp.	1,422	53,609
Mercantile Bankshares Corp.	22,155	1,036,633
MetroCorp Bancshares Inc.	1,255	26,405
Mid-State Bancshares	4,005	145,742
Midwest Banc Holdings Inc.	3,376	80,180
Nara Bancorp Inc.	3,836	80,249
National City Corp.	107,913	3,945,299
National Penn Bancshares Inc.	8,539	172,915
NBT Bancorp Inc.	6,148	156,835
Northern Empire Bancshares(a)	1,612	47,618
Northern Trust Corp.	39,337	2,387,363
Old National Bancorp	11,950	226,094
Old Second Bancorp Inc.	2,466	72,254
Omega Financial Corp.	2,225	71,022
Oriental Financial Group Inc.	3,709	48,032
Pacific Capital Bancorp	8,331	279,755
Park National Corp.(b)	2,115	209,385
Peoples Bancorp Inc.	1,916	56,905
Pinnacle Financial Partners Inc.(a)	2,740	90,913
Placer Sierra Bancshares	2,090	49,679
PNC Financial Services Group	53,510	3,961,880
Popular Inc.	50,080	898,936
Preferred Bank	746	44,827
PremierWest Bancorp	2,587	41,289
PrivateBancorp Inc.	3,211	133,674
Prosperity Bancshares Inc.	4,605	158,919

Provident Bankshares Corp.(b)	5,928	211,037
R&G Financial Corp. Class B	4,949	37,860
Regions Financial Corp.	132,274	4,947,048
Renasant Corp.	2,775	84,998
Republic Bancorp Inc.	12,797	172,248
Republic Bancorp Inc. Class A	1,350	33,872
Royal Bancshares of Pennsylvania Class A	841	22,103
S&T Bancorp Inc.	4,667	161,805
Sandy Spring Bancorp Inc.	2,659	101,521
Santander BanCorp	770	13,745
SCBT Financial Corp.	1,527	63,722
Seacoast Banking Corp. of Florida	2,591	64,257
Security Bank Corp.	2,821	64,375
Shore Bancshares Inc.(b)	1,479	44,607
Sierra Bancorp	1,110	32,567
Signature Bank(a)	5,273	163,358
Simmons First National Corp. Class A	2,576	81,273
Sky Financial Group Inc.	18,243	520,655
Smithtown Bancorp Inc.	1,389	37,670
South Financial Group Inc. (The)	13,578	361,039
Southside Bancshares Inc.	1,903	48,964
Southwest Bancorp Inc.	2,558	71,266
State National Bancshares Inc.	1,905	73,323
State Street Corp.	60,071	4,051,188
Sterling Bancorp	3,366	66,310
Sterling Bancshares Inc.	12,265	159,690
Sterling Financial Corp. (Pennsylvania)	4,580	108,409
Sterling Financial Corp. (Washington)	7,299	246,779
Suffolk Bancorp	1,870	71,303
Sun Bancorp Inc. (New Jersey)(a)	2,813	59,270
SunTrust Banks Inc.	65,723	5,550,307
Superior Bancorp(a)	5,169	58,616
Susquehanna Bancshares Inc.	9,318	250,468
SVB Financial Group(a)(b)	6,430	299,767
SY Bancorp Inc.	2,178	60,984
Synovus Financial Corp.	48,804	1,504,627
Taylor Capital Group Inc.	1,107	40,527
TCF Financial Corp.	23,824	653,254
TD Banknorth Inc.	18,157	586,108
Texas Capital Bancshares Inc.(a)	4,147	82,442
Texas United Bancshares Inc.	1,617	55,528
Tompkins Trustco Inc.	1,241	56,403
TriCo Bancshares	2,502	68,079
TrustCo Bank Corp. NY(b)	13,452	149,586
Trustmark Corp.	8,792	287,586
U.S. Bancorp	321,419	11,632,154
UCBH Holdings Inc.	16,918	297,080
UMB Financial Corp.	5,631	205,588
Umpqua Holdings Corp.	10,059	296,036
Union Bankshares Corp.	2,323	71,061
UnionBanCal Corp.	9,657	591,491
United Bancshares Inc.	6,670	257,795
United Community Banks Inc.	6,068	196,118
United Security Bancshares(b)	1,332	32,101
Univest Corp. of Pennsylvania	2,056	62,667
USB Holding Co. Inc.	2,101	50,634
Valley National Bancorp	21,080	558,831
Vineyard National Bancorp	1,586	36,510
Virginia Commerce Bancorp Inc.(a)	2,780	55,266
Virginia Financial Group Inc.	1,942	54,357
W Holding Co. Inc.	19,427	115,785
Wachovia Corp.	340,617	19,398,138
Washington Trust Bancorp Inc.	2,056	57,342

Webster Financial Corp.	10,028	488,564
Wells Fargo & Co.	606,549	21,568,882
WesBanco Inc.	3,947	132,343
West Bancorporation	3,179	56,523
West Coast Bancorp	2,811	97,373
Westamerica Bancorp	5,699	288,540
Western Alliance Bancorp(a)	2,306	80,180
Whitney Holding Corp.	11,882	387,591
Wilmington Trust Corp.	12,330	519,956
Wilshire Bancorp Inc.	2,730	51,788
Wintrust Financial Corp.	4,666	224,061
Yardville National Bancorp	1,785	67,330
Zions Bancorporation	19,127	1,576,830

		185,442,401
BEVERAGES—1.72%
Anheuser-Busch Companies Inc.	139,627	6,869,648
Boston Beer Co. Inc. Class A(a)	1,637	58,899
Brown-Forman Corp. Class B	11,080	733,939
Coca-Cola Bottling Co. Consolidated	813	55,634
Coca-Cola Co. (The)	367,873	17,749,872
Coca-Cola Enterprises Inc.	55,115	1,125,448
Constellation Brands Inc. Class A(a)	35,732	1,036,943
Farmer Brothers Co.	1,219	26,026
Green Mountain Coffee Roasters Inc.(a)	830	40,861
Hansen Natural Corp.(a)	10,912	367,516
Jones Soda Co.(a)	4,684	57,613
Molson Coors Brewing Co. Class B	8,824	674,507
National Beverage Corp.(b)	1,452	20,372
Peet’s Coffee & Tea Inc.(a)	2,507	65,784
Pepsi Bottling Group Inc.	24,760	765,332
PepsiAmericas Inc.	11,130	233,507
PepsiCo Inc.	298,320	18,659,916

		48,541,817
BIOTECHNOLOGY—1.49%
Advanced Magnetics Inc.(a)	1,420	84,802
ADVENTRX Pharmaceuticals Inc.(a)	9,704	28,627
Affymetrix Inc.(a)	12,096	278,934
Alexion Pharmaceuticals Inc.(a)	6,264	253,003
American Oriental Bioengineering Inc.(a)	8,015	93,535
Amgen Inc.(a)	212,911	14,543,950
Arena Pharmaceuticals Inc.(a)	8,417	108,663
ARIAD Pharmaceuticals Inc.(a)	12,154	62,472
Biocryst Pharmaceuticals Inc.(a)	4,106	47,465
Biogen Idec Inc.(a)	62,082	3,053,814
Bio-Rad Laboratories Inc. Class A(a)	3,341	275,699
Cambrex Corp.	4,786	108,738
Celera Group(a)	13,753	192,404
Celgene Corp.(a)	67,327	3,873,322
Cell Genesys Inc.(a)	10,020	33,968
Charles River Laboratories International Inc.(a)	12,296	531,802
Coley Pharmaceutical Group Inc.(a)(b)	3,234	31,337
Cotherix Inc.(a)	3,455	46,608
Cytokinetics Inc.(a)	4,614	34,513
deCODE genetics Inc.(a)	10,962	49,658
Digene Corp.(a)	3,174	152,098
Diversa Corp.(a)	5,448	59,274
Encysive Pharmaceuticals Inc.(a)	10,541	44,378
Enzo Biochem Inc.(a)	4,879	69,623
Enzon Pharmaceuticals Inc.(a)	7,785	66,250
Exelixis Inc.(a)	16,950	152,550
Genentech Inc.(a)	84,337	6,842,261

Genitope Corp.(a)(b)	4,708	16,572
Genomic Health Inc.(a)	2,201	40,939
Genzyme Corp.(a)	47,028	2,895,984
Geron Corp.(a)	11,765	103,297
GTx Inc.(a)	2,214	39,498
Hana Biosciences Inc.(a)	5,087	32,404
Human Genome Sciences Inc.(a)	23,882	297,092
ICOS Corp.(a)	11,823	399,499
Illumina Inc.(a)	8,233	323,639
Incyte Corp.(a)	14,969	87,419
Integra LifeSciences Holdings Corp.(a)	3,405	145,019
InterMune Inc.(a)(b)	4,668	143,541
Invitrogen Corp.(a)	8,839	500,199
Keryx Biopharmaceuticals Inc.(a)	7,684	102,197
Lexicon Genetics Inc.(a)	13,682	49,392
LifeCell Corp.(a)	6,013	145,154
Martek Biosciences Corp.(a)	5,698	132,991
Maxygen Inc.(a)	5,295	57,027
MedImmune Inc.(a)	44,824	1,450,953
Metabasis Therapeutics Inc.(a)	3,640	27,373
Millennium Pharmaceuticals Inc.(a)	56,789	619,000
Millipore Corp.(a)	9,598	639,227
Momenta Pharmaceuticals Inc.(a)	4,227	66,491
Monogram Biosciences Inc.(a)	23,292	41,460
Myriad Genetics Inc.(a)	7,029	220,008
Nektar Therapeutics(a)	15,969	242,888
Northfield Laboratories Inc.(a)(b)	4,555	18,539
Novavax Inc.(a)	10,978	45,010
Panacos Pharmaceuticals Inc.(a)	8,989	36,046
PDL BioPharma Inc.(a)	20,701	416,918
Peregrine Pharmaceuticals Inc.(a)	35,122	40,742
Regeneron Pharmaceuticals Inc.(a)	9,170	184,042
Replidyne Inc.(a)	872	5,005
Sangamo BioSciences Inc.(a)	5,206	34,360
Savient Pharmaceuticals Inc.(a)	10,177	114,084
Sirna Therapeutics Inc.(a)	7,141	92,904
SuperGen Inc.(a)	8,849	44,953
Telik Inc.(a)(b)	9,375	41,531
Vertex Pharmaceuticals Inc.(a)	21,583	807,636

		41,820,781
BUILDING MATERIALS—0.30%
AAON Inc.	1,633	42,910
American Standard Companies Inc.	32,134	1,473,344
Apogee Enterprises Inc.	4,999	96,531
Builders FirstSource Inc.(a)	2,699	48,123
Comfort Systems USA Inc.	7,153	90,414
Drew Industries Inc.(a)	3,325	86,483
Eagle Materials Inc.	8,983	388,335
ElkCorp	3,629	149,116
Florida Rock Industries Inc.	8,695	374,320
Genlyte Group Inc. (The)(a)	4,513	352,510
Goodman Global Inc.(a)	4,198	72,206
Interline Brands Inc.(a)	4,840	108,755
Lennox International Inc.	10,561	323,272
LSI Industries Inc.	3,901	77,435
Martin Marietta Materials Inc.	8,243	856,530
Masco Corp.	71,740	2,142,874
NCI Building Systems Inc.(a)(b)	3,626	187,645
PGT Inc.(a)	1,856	23,478
Simpson Manufacturing Co. Inc.(b)	6,648	210,409
Texas Industries Inc.	4,132	265,398
Trex Co. Inc.(a)(b)	2,113	48,367

U.S. Concrete Inc.(a)	5,999	42,713
Universal Forest Products Inc.	2,962	138,088
USG Corp.(a)	13,799	756,185

		8,355,441
CHEMICALS—1.50%
Air Products & Chemicals Inc.	40,518	2,847,605
Airgas Inc.	12,251	496,411
Albemarle Corp.	7,080	508,344
American Vanguard Corp.	3,199	50,864
Arch Chemicals Inc.	4,259	141,867
Ashland Inc.	11,506	795,985
Balchem Corp.	2,073	53,235
Cabot Corp.	11,505	501,273
Celanese Corp. Class A	13,594	351,813
CF Industries Holdings Inc.	9,804	251,375
Chemtura Corp.	43,507	418,972
Cytec Industries Inc.	7,486	423,034
Dow Chemical Co. (The)	173,757	6,939,855
Du Pont (E.I.) de Nemours and Co.	166,416	8,106,123
Eastman Chemical Co.	14,682	870,789
Ecolab Inc.	32,466	1,467,463
Ferro Corp.	7,616	157,575
FMC Corp.	7,046	539,371
Fuller (H.B.) Co.	10,494	270,955
Georgia Gulf Corp.	6,121	118,197
Grace (W.R.) & Co.(a)	12,156	240,689
Hercules Inc.(a)	20,605	397,883
Huntsman Corp.(a)	16,072	304,886
Innophos Holdings Inc.(a)	1,471	21,594
Innospec Inc.	2,179	101,432
International Flavors & Fragrances Inc.	16,402	806,322
Kronos Worldwide Inc.	478	15,564
Lubrizol Corp.	12,343	618,755
Lyondell Chemical Co.	39,041	998,278
MacDermid Inc.	4,924	167,908
Minerals Technologies Inc.	3,537	207,940
Mosaic Co. (The)(a)	26,670	569,671
NewMarket Corp.	3,034	179,158
NL Industries Inc.	1,356	14,021
Olin Corp.	12,939	213,752
OM Group Inc.(a)	5,273	238,761
OMNOVA Solutions Inc.(a)	7,423	33,997
Pioneer Companies Inc.(a)	2,098	60,129
PolyOne Corp.(a)	16,526	123,945
PPG Industries Inc.	29,914	1,920,778
Praxair Inc.	58,438	3,467,127
Rockwood Holdings Inc.(a)	6,274	158,481
Rohm & Haas Co.	28,944	1,479,617
RPM International Inc.	21,446	448,007
Schulman (A.) Inc.	4,708	104,753
Sensient Technologies Corp.	8,277	203,614
Sherwin-Williams Co. (The)	20,422	1,298,431
Sigma-Aldrich Corp.	12,098	940,257
Spartech Corp.	5,697	149,375
Stepan Co.	1,137	36,009
Symyx Technologies Inc.(a)	6,049	130,598
Terra Industries Inc.(a)	17,028	203,995
Tronox Inc. Class B	7,406	116,941
UAP Holding Corp.	9,075	228,508
Valhi Inc.	1,312	34,086
Valspar Corp. (The)	18,368	507,692
Westlake Chemical Corp.	2,466	77,383

Zoltek Companies Inc.(a)(b)	2,880	56,650

		42,188,093
COAL—0.17%
Alpha Natural Resources Inc.(a)	9,199	130,902
Arch Coal Inc.	25,679	771,140
CONSOL Energy Inc.	33,017	1,060,836
Foundation Coal Holdings Inc.	8,155	259,003
International Coal Group Inc.(a)	20,340	110,853
James River Coal Co.(a)(b)	2,946	27,339
Massey Energy Co.	14,865	345,314
Peabody Energy Corp.	47,795	1,931,396
Westmoreland Coal Co.(a)	1,224	24,076

		4,660,859
COMMERCIAL SERVICES—1.47%
Aaron Rents Inc.	7,785	224,052
ABM Industries Inc.	7,781	176,707
ADESA Inc.	16,266	451,381
Administaff Inc.	4,086	174,758
Advance America Cash Advance Centers Inc.	12,107	177,368
Advisory Board Co. (The)(a)	3,346	179,145
Albany Molecular Research Inc.(a)	4,580	48,365
Alliance Data Systems Corp.(a)	14,599	912,000
AMN Healthcare Services Inc.(a)	5,764	158,741
Apollo Group Inc. Class A(a)	25,176	981,109
ARAMARK Corp. Class B	21,330	713,488
Arbitron Inc.	5,395	234,359
Avis Budget Group Inc.	17,937	389,054
Bankrate Inc.(a)	1,858	70,511
Banta Corp.	4,267	155,319
Barrett Business Services Inc.	1,262	29,556
BearingPoint Inc.(a)	33,845	266,360
Block (H & R) Inc.	59,171	1,363,300
Bowne & Co. Inc.	5,314	84,705
Bright Horizons Family Solutions Inc.(a)	4,727	182,746
Capella Education Co.(a)	709	17,193
Career Education Corp.(a)	17,679	438,086
CBIZ Inc.(a)	10,080	70,258
CDI Corp.	2,256	56,174
Central Parking Corp.	1,825	32,850
Cenveo Inc.(a)	9,525	201,930
Chemed Corp.	4,692	173,510
ChoicePoint Inc.(a)	14,616	575,578
Clark Inc.	3,173	52,767
Clayton Holdings Inc.(a)	1,518	28,402
Coinmach Service Corp. Class A	4,722	56,192
Coinstar Inc.(a)	4,958	151,566
Compass Diversified Trust	2,304	39,514
Consolidated Graphics Inc.(a)	2,019	119,262
Convergys Corp.(a)	25,291	601,420
Corinthian Colleges Inc.(a)	15,355	209,289
Cornell Companies Inc.(a)	2,044	37,467
Corporate Executive Board Co. (The)	7,168	628,634
Corrections Corp. of America(a)	10,882	492,193
CorVel Corp.(a)	1,369	65,123
CoStar Group Inc.(a)	2,965	158,805
CRA International Inc.(a)	2,027	106,215
Cross Country Healthcare Inc.(a)	5,703	124,439
Deluxe Corp.	9,135	230,202
DeVry Inc.	10,909	305,452
Diamond Management & Technology Consultants Inc.	5,257	65,397

Dollar Financial Corp.(a)	2,178	60,679
Dollar Thrifty Automotive Group Inc.(a)	4,366	199,133
Donnelley (R.R.) & Sons Co.	38,978	1,385,278
DynCorp International Inc.(a)	4,517	71,685
Educate Inc.(a)	3,196	22,756
Electro Rent Corp.(a)	3,408	56,914
Equifax Inc.	23,188	941,433
Euronet Worldwide Inc.(a)	6,256	185,741
ExlService Holdings Inc.(a)	1,067	22,450
Exponent Inc.(a)	2,849	53,162
First Advantage Corp. Class A(a)	1,247	28,631
First Consulting Group Inc.(a)	3,888	53,499
Forrester Research Inc.(a)	2,516	68,209
FTI Consulting Inc.(a)	7,106	198,186
Gartner Inc.(a)	10,178	201,423
Geo Group Inc. (The)(a)	3,466	130,044
Gevity HR Inc.	4,702	111,390
Global Cash Access Inc.(a)	5,980	97,055
H&E Equipment Services Inc.(a)	2,049	50,754
Healthcare Services Group Inc.(b)	4,863	140,832
HealthSpring Inc.(a)	3,367	68,518
Heartland Payment Systems Inc.	2,708	76,501
Heidrick & Struggles International Inc.(a)	3,298	139,703
Hertz Global Holdings Inc.(a)	16,232	282,274
Hewitt Associates Inc. Class A(a)	19,841	510,906
Home Solutions of America Inc.(a)(b)	7,804	45,731
Hudson Highland Group Inc.(a)	4,351	72,575
Huron Consulting Group Inc.(a)	3,153	142,957
ICT Group Inc.(a)	1,232	38,919
Integrated Electrical Services Inc.(a)	2,740	48,745
Interactive Data Corp.	6,377	153,303
Iron Mountain Inc.(a)	20,637	853,134
ITT Educational Services Inc.(a)	7,595	504,080
Jackson Hewitt Tax Service Inc.	6,287	213,569
Kelly Services Inc. Class A	3,589	103,866
Kendle International Inc.(a)	2,175	68,404
Kenexa Corp.(a)	2,793	92,895
Kforce Inc.(a)	5,237	63,734
Korn/Ferry International(a)	7,570	173,807
Labor Ready Inc.(a)	9,728	178,314
Landauer Inc.	1,589	83,375
Laureate Education Inc.(a)	7,860	382,232
LECG Corp.(a)	4,323	79,889
Lincoln Educational Services Corp.(a)	794	10,711
Live Nation Inc.(a)	11,437	256,189
Manpower Inc.	15,830	1,186,142
MAXIMUS Inc.	3,870	119,119
McGrath RentCorp	3,950	120,988
McKesson Corp.	54,884	2,782,619
Medifast Inc.(a)	2,073	26,078
Midas Inc.(a)	2,771	63,733
Monro Muffler Brake Inc.	2,107	73,956
Monster Worldwide Inc.(a)	22,213	1,036,014
Moody’s Corp.	43,892	3,031,182
Morningstar Inc.(a)	2,544	114,607
MPS Group Inc.(a)	18,451	261,635
Navigant Consulting Inc.(a)	7,592	150,018
Net 1 UEPS Technologies Inc.(a)	8,913	263,468
On Assignment Inc.(a)	4,682	55,013
PAREXEL International Corp.(a)	4,847	140,418
PeopleSupport Inc.(a)	4,008	84,368
Pharmaceutical Product Development Inc.	18,150	584,793
PharmaNet Development Group Inc.(a)	3,270	72,169

PHH Corp.(a)	9,532	275,189
PRA International(a)	3,226	81,521
Pre-Paid Legal Services Inc.(a)(b)	1,846	72,234
Providence Service Corp. (The)(a)	2,134	53,627
QC Holdings Inc.(a)	934	14,907
Quanta Services Inc.(a)	19,764	388,758
Rent-A-Center Inc.(a)	12,573	371,029
Resources Connection Inc.(a)	8,645	275,257
Rewards Network Inc.(a)	4,745	32,978
Robert Half International Inc.	27,162	1,008,253
Rollins Inc.	5,313	117,470
SAIC Inc.(a)	15,871	282,345
Senomyx Inc.(a)	5,350	69,496
Service Corp. International	53,440	547,760
ServiceMaster Co. (The)	52,427	687,318
Sotheby’s Holdings Inc. Class A	11,438	354,807
Source Interlink Companies Inc.(a)(b)	6,094	49,727
Spherion Corp.(a)	10,278	76,366
Standard Parking Corp.(a)	882	33,878
StarTek Inc.	2,028	27,459
Stewart Enterprises Inc. Class A	18,746	117,162
Strayer Education Inc.	2,587	274,351
Team Inc.(a)	1,167	40,647
TeleTech Holdings Inc.(a)	5,891	140,677
TNS Inc.(a)	4,280	82,390
United Rentals Inc.(a)(b)	11,570	294,225
Universal Technical Institute Inc.(a)	4,103	91,128
Valassis Communications Inc.(a)	8,499	123,235
Vertrue Inc.(a)	1,353	51,969
Viad Corp.	3,986	161,832
Volt Information Sciences Inc.(a)	1,468	73,708
Watson Wyatt Worldwide Inc.	7,667	346,165
Weight Watchers International Inc.	8,370	439,676
Western Union Co.	138,325	3,101,247
Wright Express Corp.(a)	7,157	223,084

		41,282,722
COMPUTERS—3.77%
Affiliated Computer Services Inc. Class A(a)	20,326	992,722
Agilysys Inc.	5,460	91,400
Ansoft Corp.(a)	2,909	80,870
Apple Computer Inc.(a)	153,581	13,029,812
BISYS Group Inc. (The)(a)	21,492	277,462
Brocade Communications Systems Inc.(a)	49,486	406,280
CACI International Inc. Class A(a)	5,547	313,405
Cadence Design Systems Inc.(a)	50,857	910,849
Ceridian Corp.(a)	24,960	698,381
CIBER Inc.(a)	9,732	65,983
Cognizant Technology Solutions Corp.(a)	25,332	1,954,617
Computer Sciences Corp.(a)	30,928	1,650,627
COMSYS IT Partners Inc.(a)	2,911	58,831
Comtech Group Inc.(a)	2,630	47,840
Covansys Corp.(a)	5,566	127,740
Dell Inc.(a)	416,613	10,452,820
Diebold Inc.	12,188	567,961
DST Systems Inc.(a)	10,258	642,459
Echelon Corp.(a)	5,505	44,040
Electronic Data Systems Corp.	93,523	2,576,559
Electronics For Imaging Inc.(a)	10,342	274,890
EMC Corp.(a)	398,029	5,253,983
FactSet Research Systems Inc.	7,555	426,706
Gateway Inc.(a)	50,642	101,790
Henry (Jack) & Associates Inc.	14,459	309,423

Hewlett-Packard Co.	505,890	20,837,609
Hutchinson Technology Inc.(a)	4,614	108,752
iGATE Corp.(a)	3,961	27,252
IHS Inc. Class A(a)	4,167	164,513
Imation Corp.	6,226	289,073
Integral Systems Inc.	1,978	45,830
International Business Machines Corp.	279,848	27,187,233
Intervoice Inc.(a)	6,880	52,701
Kanbay International Inc.(a)	5,958	171,412
Komag Inc.(a)	5,492	208,037
Kronos Inc.(a)	5,696	209,271
Lexmark International Inc. Class A(a)	17,794	1,302,521
Magma Design Automation Inc.(a)	6,330	56,527
Manhattan Associates Inc.(a)	4,894	147,212
Maxwell Technologies Inc.(a)(b)	2,588	36,103
McDATA Corp. Class A(a)	27,515	152,708
Mentor Graphics Corp.(a)	14,356	258,839
Mercury Computer Systems Inc.(a)	3,707	49,526
MICROS Systems Inc.(a)	7,032	370,586
Mobility Electronics Inc.(a)	4,977	16,673
MTS Systems Corp.	3,284	126,828
NCR Corp.(a)	32,854	1,404,837
Ness Technologies Inc.(a)	4,889	69,717
NetScout Systems Inc.(a)	4,633	38,454
Network Appliance Inc.(a)	67,605	2,655,524
Palm Inc.(a)	16,391	230,949
Perot Systems Corp. Class A(a)	15,398	252,373
Quantum Corp.(a)	37,349	86,650
Rackable Systems Inc.(a)	4,928	152,620
Radiant Systems Inc.(a)	4,685	48,911
RadiSys Corp.(a)(b)	3,724	62,079
Riverbed Technology Inc.(a)	1,865	57,255
SanDisk Corp.(a)	35,223	1,515,646
SI International Inc.(a)	2,261	73,302
Sigma Designs Inc.(a)	4,073	103,658
Silicon Storage Technology Inc.(a)	16,209	73,103
SRA International Inc. Class A(a)	6,848	183,116
Stratasys Inc.(a)	1,843	57,889
Sun Microsystems Inc.(a)	632,148	3,426,242
Sykes Enterprises Inc.(a)	5,259	92,769
Synaptics Inc.(a)	4,413	131,022
Synopsys Inc.(a)	25,948	693,590
Syntel Inc.	1,491	39,959
TALX Corp.	5,699	156,438
3D Systems Corp.(a)(b)	2,711	43,268
Tyler Technologies Inc.(a)(b)	6,983	98,181
Unisys Corp.(a)	62,057	486,527
Western Digital Corp.(a)	39,795	814,206

		106,224,941
COSMETICS & PERSONAL CARE—1.72%
Alberto-Culver Co.	14,004	300,386
Avon Products Inc.	81,359	2,688,101
Bare Escentuals Inc.(a)	3,387	105,234
Chattem Inc.(a)	3,159	158,203
Colgate-Palmolive Co.	92,998	6,067,190
Elizabeth Arden Inc.(a)	4,660	88,773
Estee Lauder Companies Inc. (The) Class A	22,423	915,307
Inter Parfums Inc.	812	15,582
Parlux Fragrances Inc.(a)(b)	2,129	11,859
Physicians Formula Holdings Inc.(a)	1,380	25,792
Procter & Gamble Co.	592,262	38,064,679
Revlon Inc. Class A(a)	28,023	35,869

Revlon Inc. Rights(a)	27,326	1,366

		48,478,341
DISTRIBUTION & WHOLESALE—0.27%
Beacon Roofing Supply Inc.(a)	7,786	146,533
BlueLinx Holdings Inc.	2,216	23,046
Brightpoint Inc.(a)	8,977	120,741
Building Materials Holding Corp.	5,216	128,783
CDW Corp.	10,546	741,595
Central European Distribution Corp.(a)	5,652	167,864
Core-Mark Holding Co. Inc.(a)	1,810	60,544
Directed Electronics Inc.(a)	1,633	18,698
Fastenal Co.	22,629	811,929
Genuine Parts Co.	31,096	1,474,883
Grainger (W.W.) Inc.	13,757	962,165
Houston Wire & Cable Co.(a)(b)	1,504	31,434
Ingram Micro Inc. Class A(a)	25,326	516,904
LKQ Corp.(a)	8,023	184,449
MWI Veterinary Supply Inc.(a)	1,093	35,304
NuCO2 Inc.(a)	2,769	68,090
Owens & Minor Inc.	7,124	222,767
Pool Corp.	9,601	376,071
ScanSource Inc.(a)(b)	4,615	140,296
Tech Data Corp.(a)	10,064	381,124
United Stationers Inc.(a)	5,624	262,585
Valley National Gases Inc.(a)	469	12,405
Watsco Inc.	4,956	233,725
WESCO International Inc.(a)	8,759	515,117

		7,637,052
DIVERSIFIED FINANCIAL SERVICES—7.84%
Accredited Home Lenders Holding Co.(a)(b)	3,860	105,301
Advanta Corp. Class B	3,451	150,567
Affiliated Managers Group Inc.(a)	5,636	592,513
American Express Co.	195,390	11,854,311
AmeriCredit Corp.(a)	21,198	533,554
Ameriprise Financial Inc.	38,799	2,114,545
Asset Acceptance Capital Corp.(a)	2,953	49,669
Asta Funding Inc.	2,095	63,772
Bear Stearns Companies Inc. (The)	21,806	3,549,581
BlackRock Inc.	3,561	540,916
Calamos Asset Management Inc. Class A	4,137	110,996
Capital One Financial Corp.	73,401	5,638,665
CBOT Holdings Inc. Class A(a)	9,539	1,444,872
CharterMac	9,350	200,744
Chicago Mercantile Exchange Holdings Inc.	6,264	3,193,074
CIT Group Inc.	35,930	2,003,816
Citigroup Inc.	897,197	49,973,873
Cohen & Steers Inc.	2,282	91,668
CompuCredit Corp.(a)	3,665	145,904
Countrywide Financial Corp.	109,874	4,664,151
Credit Acceptance Corp.(a)	1,784	59,461
Doral Financial Corp.	16,013	45,957
E*TRADE Financial Corp.(a)	76,897	1,724,031
Eaton Vance Corp.	20,830	687,598
Edwards (A.G.) Inc.	13,784	872,389
eSpeed Inc.(a)	3,633	31,716
Federal Agricultural Mortgage Corp.(b)	1,992	54,043
Federal Home Loan Mortgage Corp.	124,995	8,487,160
Federal National Mortgage Association	175,211	10,405,781
Federated Investors Inc. Class B	16,528	558,316
Financial Federal Corp.	4,835	142,197
First Marblehead Corp. (The)	8,305	453,868

Franklin Resources Inc.	30,822	3,395,660
Friedman, Billings, Ramsey Group Inc. Class A	26,228	209,824
GAMCO Investors Inc. Class A	965	37,114
GFI Group Inc.(a)	2,122	132,116
Goldman Sachs Group Inc. (The)	68,878	13,730,829
Greenhill & Co. Inc.	3,187	235,201
IndyMac Bancorp Inc.	12,690	573,080
IntercontinentalExchange Inc.(a)	10,024	1,081,590
International Securities Exchange Holdings Inc.	6,909	323,272
Investment Technology Group Inc.(a)	7,841	336,222
Janus Capital Group Inc.	36,181	781,148
Jefferies Group Inc.	21,366	573,036
JPMorgan Chase & Co.	627,152	30,291,442
KBW Inc.(a)	1,252	36,796
Knight Capital Group Inc. Class A(a)	18,954	363,348
LaBranche & Co. Inc.(a)	9,493	93,316
Legg Mason Inc.	22,993	2,185,485
Lehman Brothers Holdings Inc.	96,733	7,556,782
MarketAxess Holdings Inc.(a)	5,471	74,241
Marlin Business Services Corp.(a)	2,108	50,655
Merrill Lynch & Co. Inc.	166,340	15,486,254
Morgan Stanley	193,375	15,746,526
Nasdaq Stock Market Inc. (The)(a)	17,061	525,308
National Financial Partners Corp.	6,707	294,907
Nelnet Inc. Class A(a)	3,464	94,775
Nuveen Investments Inc. Class A	14,297	741,728
NYMEX Holdings Inc.(a)(b)	1,205	149,432
NYSE Group Inc.(a)(b)	28,166	2,737,735
Ocwen Financial Corp.(a)	6,126	97,158
optionsXpress Holdings Inc.	3,670	83,272
Penson Worldwide Inc.(a)	1,339	36,702
Piper Jaffray Companies(a)	3,484	226,983
Portfolio Recovery Associates Inc.(a)	2,828	132,039
Raymond James Financial Inc.	16,381	496,508
Rowe (T.) Price Group Inc.	47,888	2,096,058
Sanders Morris Harris Group Inc.	2,998	38,284
Schwab (Charles) Corp. (The)	188,919	3,653,693
SLM Corp.	74,254	3,621,368
Stifel Financial Corp.(a)	2,116	83,011
Student Loan Corp. (The)	711	147,390
SWS Group Inc.	2,813	100,424
TD Ameritrade Holding Corp.	56,077	907,326
Thomas Weisel Partners Group Inc.(a)	1,234	26,037
TradeStation Group Inc.(a)	4,617	63,484
United PanAm Financial Corp.(a)	1,864	25,649
Waddell & Reed Financial Inc. Class A	15,334	419,538
World Acceptance Corp.(a)	3,297	154,794

		220,792,549
ELECTRIC—3.28%
AES Corp. (The)(a)	118,946	2,621,570
Allegheny Energy Inc.(a)	29,485	1,353,656
ALLETE Inc.	4,531	210,873
Alliant Energy Corp.	21,181	800,006
Ameren Corp.	37,042	1,990,267
American Electric Power Co. Inc.	71,175	3,030,631
Aquila Inc.(a)	67,943	319,332
Avista Corp.	8,765	221,842
Black Hills Corp.	5,973	220,643
CenterPoint Energy Inc.	56,110	930,304
CH Energy Group Inc.	2,807	148,210
Cleco Corp.	10,143	255,908
CMS Energy Corp.(a)	39,890	666,163

Consolidated Edison Inc.	44,375	2,133,106
Constellation Energy Group Inc.	32,269	2,222,366
Dominion Resources Inc.	62,794	5,264,649
DPL Inc.	20,537	570,518
DTE Energy Co.	32,128	1,555,316
Duke Energy Corp.	223,314	7,416,258
Duquesne Light Holdings Inc.	15,911	315,833
Dynegy Inc. Class A(a)	73,123	529,411
Edison International	58,879	2,677,817
El Paso Electric Co.(a)	8,687	211,702
Empire District Electric Co. (The)	5,371	132,610
Energy East Corp.	26,653	660,994
Entergy Corp.	37,593	3,470,586
Exelon Corp.	120,740	7,472,599
FirstEnergy Corp.	59,639	3,596,232
FPL Group Inc.	73,075	3,976,741
Great Plains Energy Inc.	14,385	457,443
Hawaiian Electric Industries Inc.(b)	14,671	398,318
IDACORP Inc.	7,761	299,963
ITC Holdings Corp.	3,489	139,211
MDU Resources Group Inc.	32,382	830,274
MGE Energy Inc.	3,625	132,602
Mirant Corp.(a)	46,477	1,467,279
Northeast Utilities	27,652	778,680
NorthWestern Corp.	6,321	223,637
NRG Energy Inc.(a)	22,961	1,286,046
NSTAR	19,250	661,430
OGE Energy Corp.	16,388	655,520
Ormat Technologies Inc.	1,440	53,021
Otter Tail Corp.	5,295	164,992
Pepco Holdings Inc.	34,265	891,233
PG&E Corp.	62,715	2,968,301
Pike Electric Corp.(a)	2,793	45,610
Pinnacle West Capital Corp.	17,859	905,273
PNM Resources Inc.	12,469	387,786
Portland General Electric Co.	4,803	130,882
PPL Corp.	68,662	2,460,846
Progress Energy Inc.	45,659	2,240,944
Public Service Enterprise Group Inc.	45,445	3,016,639
Puget Energy Inc.	20,913	530,354
Reliant Energy Inc.(a)	55,218	784,648
SCANA Corp.	20,754	843,027
Sierra Pacific Resources Corp.(a)	39,980	672,863
Southern Co. (The)	134,200	4,946,612
TECO Energy Inc.	37,648	648,675
TXU Corp.	82,597	4,477,583
UIL Holdings Corp.	4,344	183,273
UniSource Energy Corp.	6,255	228,495
Westar Energy Inc.	15,791	409,934
Wisconsin Energy Corp.	21,082	1,000,552
WPS Resources Corp.	7,763	419,435
Xcel Energy Inc.	72,995	1,683,265

		92,400,789
ELECTRICAL COMPONENTS & EQUIPMENT—0.44%
Advanced Energy Industries Inc.(a)	6,282	118,541
American Power Conversion Corp.	30,787	941,774
American Superconductor Corp.(a)(b)	5,906	57,938
AMETEK Inc.	19,170	610,373
Belden CDT Inc.	7,721	301,814
Capstone Turbine Corp.(a)(b)	18,383	22,611
China BAK Battery Inc.(a)	4,835	31,524
Color Kinetics Inc.(a)	2,456	52,436

Emerson Electric Co.	148,341	6,540,355
Encore Wire Corp.(a)(b)	4,152	91,386
Energizer Holdings Inc.(a)	10,311	731,978
Energy Conversion Devices Inc.(a)	6,963	236,603
EnerSys Inc.(a)	8,308	132,928
General Cable Corp.(a)(b)	9,138	399,422
GrafTech International Ltd.(a)	17,627	121,979
Greatbatch Inc.(a)	3,927	105,715
Hubbell Inc. Class B	10,980	496,406
Insteel Industries Inc.	2,524	44,902
Lamson & Sessions Co.(a)(b)	2,516	61,038
Littelfuse Inc.(a)	4,006	127,711
Medis Technologies Ltd.(a)(b)	3,641	63,463
Molex Inc.	24,727	782,115
Powell Industries Inc.(a)	1,376	43,440
Power-One Inc.(a)	12,484	90,884
Superior Essex Inc.(a)	3,575	118,869
Universal Display Corp.(a)(b)	4,217	63,297
Vicor Corp.	3,527	39,185

		12,428,687
ELECTRONICS—0.81%
Agilent Technologies Inc.(a)	76,861	2,678,606
American Science & Engineering Inc.(a)(b)	1,594	94,859
Amphenol Corp. Class A	16,183	1,004,641
Analogic Corp.	2,510	140,911
Applera Corp.-Applied Biosystems Group	33,383	1,224,822
Arrow Electronics Inc.(a)	21,979	693,437
Avnet Inc.(a)	23,136	590,662
AVX Corp.	9,038	133,672
Badger Meter Inc.	2,517	69,721
Bel Fuse Inc. Class B	1,833	63,770
Benchmark Electronics Inc.(a)	11,510	280,384
Brady Corp. Class A	8,068	300,775
Checkpoint Systems Inc.(a)	6,982	141,036
Cogent Inc.(a)	7,704	84,821
Coherent Inc.(a)	5,530	174,582
CTS Corp.	6,382	100,197
Cubic Corp.	2,775	60,217
Cymer Inc.(a)	6,897	303,123
Daktronics Inc.	6,922	255,076
Dionex Corp.(a)	3,554	201,547
Dolby Laboratories Inc. Class A(a)	6,241	193,596
Eagle Test Systems Inc.(a)	1,318	19,216
Electro Scientific Industries Inc.(a)	5,223	105,191
Excel Technology Inc.(a)	2,143	54,839
FEI Co.(a)	4,238	111,756
FLIR Systems Inc.(a)(b)	12,107	385,366
Gentex Corp.	26,393	410,675
II-VI Inc.(a)	4,188	117,013
Ionatron Inc.(a)(b)	5,463	22,398
Itron Inc.(a)	4,569	236,857
Jabil Circuit Inc.	32,877	807,130
KEMET Corp.(a)	15,544	113,471
L-1 Identity Solutions Inc.(a)	11,579	175,190
Lo-Jack Corp.(a)	3,372	57,594
Measurement Specialties Inc.(a)	2,506	54,230
Methode Electronics Inc.	6,690	72,453
Mettler Toledo International Inc.(a)	7,385	582,307
Molecular Devices Corp.(a)	2,994	63,084
Multi-Fineline Electronix Inc.(a)(b)	1,473	29,887
National Instruments Corp.	10,080	274,579
OSI Systems Inc.(a)	2,650	55,464

OYO Geospace Corp.(a)	701	40,721
Park Electrochemical Corp.	3,579	91,801
Paxar Corp.(a)	7,365	169,837
PerkinElmer Inc.	22,865	508,289
Photon Dynamics Inc.(a)	3,005	35,128
Plexus Corp.(a)	8,184	195,434
RAE Systems Inc.(a)	6,883	22,026
Rofin-Sinar Technologies Inc.(a)	2,742	165,781
Rogers Corp.(a)	3,157	186,737
Sanmina-SCI Corp.(a)	96,482	332,863
Solectron Corp.(a)	161,338	519,508
Sonic Solutions Inc.(a)	4,619	75,290
Symbol Technologies Inc.	45,734	683,266
Taser International Inc.(a)(b)	11,075	84,281
Technitrol Inc.	7,288	174,110
Tektronix Inc.	15,128	441,284
Thermo Fisher Scientific Inc.(a)	74,442	3,371,478
Thomas & Betts Corp.(a)	11,227	530,813
Trimble Navigation Ltd.(a)	9,842	499,285
TTM Technologies Inc.(a)	7,475	84,692
Varian Inc.(a)	5,518	247,151
Vishay Intertechnology Inc.(a)	30,480	412,699
Waters Corp.(a)	18,626	912,115
Watts Water Technologies Inc. Class A	5,163	212,251
Woodward Governor Co.	5,388	213,957
X-Rite Inc.	5,247	64,538
Zygo Corp.(a)	3,255	53,545

		22,868,035
ENERGY-ALTERNATE SOURCES—0.05%
Aventine Renewable Energy Holdings Inc.(a)	5,429	127,907
Covanta Holding Corp.(a)	20,652	455,170
Evergreen Energy Inc.(a)(b)	12,638	124,990
Evergreen Solar Inc.(a)(b)	11,904	90,113
First Solar Inc.(a)	4,050	120,690
FuelCell Energy Inc.(a)	9,509	61,428
Headwaters Inc.(a)(b)	7,555	181,018
MGP Ingredients Inc.	1,661	37,555
Pacific Ethanol Inc.(a)	4,679	72,010
Plug Power Inc.(a)	12,944	50,352
Quantum Fuel Systems Technologies Worldwide Inc.(a)(b)	7,721	12,354
SunPower Corp. Class A(a)(b)	1,861	69,173
Syntroleum Corp.(a)	7,011	24,258
VeraSun Energy Corp.(a)	3,295	65,076

		1,492,094
ENGINEERING & CONSTRUCTION—0.17%
Dycom Industries Inc.(a)	7,159	151,198
EMCOR Group Inc.(a)	5,688	323,363
ENGlobal Corp.(a)	2,862	18,403
Fluor Corp.	15,779	1,288,355
Granite Construction Inc.	6,285	316,261
InfraSource Services Inc.(a)	4,773	103,908
Insituform Technologies Inc. Class A(a)	4,850	125,421
Jacobs Engineering Group Inc.(a)	10,513	857,230
KBR Inc.(a)	5,106	133,573
Layne Christensen Co.(a)	2,127	69,829
Perini Corp.(a)	3,917	120,565
Shaw Group Inc. (The)(a)	14,537	486,989
Stanley Inc.(a)	1,151	19,463
Sterling Construction Co. Inc.(a)	1,528	33,249
URS Corp.(a)	9,232	395,591

Washington Group International Inc.(a)	5,216	311,865

		4,755,263
ENTERTAINMENT—0.24%
Bally Technologies Inc.(a)	9,357	174,789
Bluegreen Corp.(a)	3,695	47,407
Carmike Cinemas Inc.(b)	2,181	44,471
Century Casinos Inc.(a)	3,604	40,221
Churchill Downs Inc.	1,536	65,649
Dover Downs Gaming & Entertainment Inc.	2,619	35,016
Dover Motorsports Inc.	2,909	15,447
DreamWorks Animation SKG Inc. Class A(a)	7,290	214,982
Great Wolf Resorts Inc.(a)	4,792	66,896
International Game Technology Inc.	61,279	2,831,090
International Speedway Corp. Class A	6,377	325,482
Isle of Capri Casinos Inc.(a)	2,792	74,211
Lakes Gaming Inc.(a)	4,092	44,153
Macrovision Corp.(a)	9,198	259,935
Magna Entertainment Corp. Class A(a)(b)	7,106	32,048
Penn National Gaming Inc.(a)	13,071	544,015
Pinnacle Entertainment Inc.(a)	8,718	288,915
Progressive Gaming International Corp.(a)	6,110	55,418
Regal Entertainment Group Class A	11,234	239,509
Scientific Games Corp. Class A(a)	11,975	362,004
Shuffle Master Inc.(a)(b)	6,209	162,676
Six Flags Inc.(a)(b)	12,762	66,873
Speedway Motorsports Inc.	2,736	105,062
Steinway Musical Instruments Inc.(a)	1,317	40,893
Vail Resorts Inc.(a)	5,421	242,969
Warner Music Group Corp.	16,675	382,691

		6,762,822
ENVIRONMENTAL CONTROL—0.27%
Allied Waste Industries Inc.(a)	45,042	553,566
American Ecology Corp.	2,779	51,439
Basin Water Inc.(a)	1,112	7,528
Calgon Carbon Corp.(a)(b)	7,066	43,809
Casella Waste Systems Inc. Class A(a)	3,951	48,321
Clean Harbors Inc.(a)	2,796	135,354
Darling International Inc.(a)	14,330	78,958
Metal Management Inc.	4,676	176,987
Mine Safety Appliances Co.(b)	5,516	202,161
Nalco Holding Co.(a)	19,254	393,937
Rentech Inc.(a)(b)	24,697	93,108
Republic Services Inc.	21,368	869,037
Stericycle Inc.(a)	8,023	605,736
Synagro Technologies Inc.	10,975	48,509
Tetra Tech Inc.(a)	10,261	185,622
Waste Connections Inc.(a)	7,995	332,192
Waste Holdings Inc.	1,336	40,775
Waste Management Inc.	98,566	3,624,272
Waste Services Inc.(a)	5,208	51,299

		7,542,610
FOOD—1.46%
Arden Group Inc. Class A	204	25,257
Campbell Soup Co.	42,968	1,671,026
Chiquita Brands International Inc.	7,527	120,206
ConAgra Foods Inc.	93,682	2,529,414
Corn Products International Inc.	13,358	461,385
Dean Foods Co.(a)	24,502	1,035,945
Del Monte Foods Co.	36,174	398,999
Diamond Foods Inc.	2,792	53,076

Flowers Foods Inc.	9,197	248,227
General Mills Inc.	64,349	3,706,502
Gold Kist Inc.(a)	9,094	191,156
Great Atlantic & Pacific Tea Co.	3,441	88,571
Hain Celestial Group Inc.(a)	5,541	172,935
Heinz (H.J.) Co.	60,549	2,725,310
Hershey Co. (The)	31,813	1,584,287
Hormel Foods Corp.	13,305	496,809
Imperial Sugar Co.	2,026	49,049
Ingles Markets Inc. Class A	2,095	62,410
J&J Snack Foods Corp.	2,488	103,003
Kellogg Co.	44,600	2,232,676
Kraft Foods Inc.	38,012	1,357,028
Kroger Co.	130,611	3,013,196
Lance Inc.	5,421	108,854
M&F Worldwide Corp.(a)	1,908	48,196
McCormick & Co. Inc. NVS	23,874	920,581
Nash Finch Co.	2,340	63,882
Pathmark Stores Inc.(a)	9,341	104,152
Performance Food Group Co.(a)	6,178	170,760
Pilgrim’s Pride Corp.	7,274	214,074
Premium Standard Farms Inc.	2,506	46,536
Ralcorp Holdings Inc.(a)	4,742	241,320
Ruddick Corp.	7,078	196,414
Safeway Inc.	81,191	2,805,961
Sanderson Farms Inc.	2,995	90,719
Sara Lee Corp.	137,200	2,336,516
Seaboard Corp.	59	104,135
Smithfield Foods Inc.(a)	17,871	458,570
Smucker (J.M.) Co. (The)	10,491	508,499
Spartan Stores Inc.	3,714	77,734
SUPERVALU Inc.	36,959	1,321,284
Sysco Corp.	111,832	4,110,944
Tootsie Roll Industries Inc.	6,331	207,024
TreeHouse Foods Inc.(a)	5,547	173,066
Tyson Foods Inc. Class A	40,060	658,987
United Natural Foods Inc.(a)	7,542	270,909
Village Super Market Inc. Class A	254	21,714
Weis Markets Inc.	1,660	66,583
Whole Foods Market Inc.	25,280	1,186,390
Wild Oats Markets Inc.(a)(b)	5,204	74,834
Wrigley (William Jr.) Co.	42,426	2,194,273

		41,109,378
FOREST PRODUCTS & PAPER—0.43%
Bowater Inc.	10,035	225,787
Buckeye Technologies Inc.(a)	6,748	80,841
Caraustar Industries Inc.(a)	5,236	42,359
Deltic Timber Corp.	1,852	103,305
Glatfelter Co.	7,983	123,736
International Paper Co.	82,326	2,807,317
Louisiana-Pacific Corp.	19,254	414,539
MeadWestvaco Corp.	32,551	978,483
Mercer International Inc.(a)(b)	4,843	57,486
Neenah Paper Inc.	2,653	93,704
Plum Creek Timber Co. Inc.	33,232	1,324,295
Potlatch Corp.	6,898	302,270
Rayonier Inc.	13,805	566,695
Rock-Tenn Co. Class A	5,674	153,822
Schweitzer-Mauduit International Inc.	2,757	71,820
Smurfit-Stone Container Corp.(a)	45,984	485,591
Temple-Inland Inc.	19,887	915,399
Wausau Paper Corp.	8,042	120,550

Weyerhaeuser Co.	44,487	3,143,007
Xerium Technologies Inc.	3,512	34,382

		12,045,388
GAS—0.38%
AGL Resources Inc.	14,035	546,102
Atmos Energy Corp.	14,645	467,322
Cascade Natural Gas Corp.	2,053	53,214
Energen Corp.	13,235	621,251
EnergySouth Inc.	1,252	50,205
KeySpan Corp.	31,553	1,299,353
Laclede Group Inc. (The)	3,853	134,971
New Jersey Resources Corp.	5,077	246,641
Nicor Inc.	8,074	377,863
NiSource Inc.	49,204	1,185,816
Northwest Natural Gas Co.	4,912	208,465
Peoples Energy Corp.(b)	6,864	305,928
Piedmont Natural Gas Co.(b)	13,833	370,033
Sempra Energy	46,754	2,620,094
South Jersey Industries Inc.	5,249	175,369
Southern Union Co.	19,092	533,621
Southwest Gas Corp.	7,292	279,794
UGI Corp.	19,019	518,838
Vectren Corp.	13,808	390,490
WGL Holdings Inc.	8,742	284,814

		10,670,184
HAND & MACHINE TOOLS—0.14%
Baldor Electric Co.	5,719	191,129
Black & Decker Corp.	12,387	990,588
Franklin Electric Co. Inc.	4,057	208,489
Kennametal Inc.	7,127	419,424
Lincoln Electric Holdings Inc.	7,661	462,878
Raser Technologies Inc.(a)(b)	3,602	22,044
Regal-Beloit Corp.	5,494	288,490
Snap-On Inc.	10,478	499,172
Stanley Works (The)	14,616	735,039

		3,817,253
HEALTH CARE-PRODUCTS—3.24%
Abaxis Inc.(a)	3,568	68,684
ABIOMED Inc.(a)	4,170	58,797
Adeza Biomedical Corp.(a)	2,696	40,197
Advanced Medical Optics Inc.(a)	10,709	376,957
Align Technology Inc.(a)	10,013	139,882
American Medical Systems Holdings Inc.(a)	12,459	230,741
AngioDynamics Inc.(a)	2,169	46,612
Arrow International Inc.	4,073	144,103
ArthroCare Corp.(a)(b)	4,689	187,185
Aspect Medical Systems Inc.(a)	2,891	54,380
Bard (C.R.) Inc.	18,638	1,546,395
Bausch & Lomb Inc.	9,680	503,941
Baxter International Inc.	118,327	5,489,190
Beckman Coulter Inc.	11,385	680,823
Becton, Dickinson & Co.	44,707	3,136,196
Biomet Inc.	44,425	1,833,420
Biosite Inc.(a)	3,032	148,113
Boston Scientific Corp.(a)	223,059	3,832,154
Bruker BioSciences Corp.(a)	7,500	56,325
Candela Corp.(a)	4,231	52,337
Cepheid Inc.(a)	9,732	82,722
Cerus Corp.(a)	4,940	28,948
Conceptus Inc.(a)	4,078	86,821

CONMED Corp.(a)	4,992	115,415
Cooper Companies Inc.	8,086	359,827
Cyberonics Inc.(a)	3,886	80,207
Cytyc Corp.(a)	20,644	584,225
Dade Behring Holdings Inc.	15,728	626,132
Datascope Corp.	2,273	82,828
DENTSPLY International Inc.	28,367	846,755
DexCom Inc.(a)	2,971	29,294
DJO Inc.(a)	4,075	174,491
Edwards Lifesciences Corp.(a)	10,686	502,669
ev3 Inc.(a)	2,921	50,329
FoxHollow Technologies Inc.(a)	3,756	81,054
Gen-Probe Inc.(a)	9,345	489,398
Haemonetics Corp.(a)	4,761	214,340
Hansen Medical Inc.(a)	1,155	13,329
HealthTronics Inc.(a)	6,254	41,652
Henry Schein Inc.(a)	15,886	778,096
Hillenbrand Industries Inc.	11,053	629,247
Hologic Inc.(a)	9,471	447,789
ICU Medical Inc.(a)	2,578	104,873
IDEXX Laboratories Inc.(a)	5,673	449,869
Immucor Inc.(a)	12,336	360,581
IntraLase Corp.(a)	3,869	86,588
Intuitive Surgical Inc.(a)	6,622	635,050
Invacare Corp.	5,539	135,982
Inverness Medical Innovations Inc.(a)	5,930	229,491
IRIS International Inc.(a)	3,169	40,088
Johnson & Johnson	534,437	35,283,531
Kensey Nash Corp.(a)(b)	2,064	65,635
Kinetic Concepts Inc.(a)	7,983	315,728
Kyphon Inc.(a)	8,022	324,089
LCA-Vision Inc.	3,672	126,170
Luminex Corp.(a)	5,685	72,199
Medical Action Industries Inc.(a)	1,605	51,745
Medtronic Inc.	217,958	11,662,933
Mentor Corp.	6,600	322,542
Merge Technologies Inc.(a)	4,725	30,996
Meridian Bioscience Inc.	3,711	91,031
Merit Medical Systems Inc.(a)	4,858	76,951
Metabolix Inc.(a)	1,256	23,789
Natus Medical Inc.(a)	3,714	61,690
Neurometrix Inc.(a)(b)	2,206	32,891
Northstar Neuroscience Inc.(a)	1,945	27,969
NuVasive Inc.(a)	5,952	137,491
NxStage Medical Inc.(a)	2,149	18,009
Oakley Inc.	4,403	88,324
OraSure Technologies Inc.(a)	8,206	67,782
Palomar Medical Technologies Inc.(a)	3,154	159,813
Patterson Companies Inc.(a)	24,917	884,803
PolyMedica Corp.	4,118	166,408
PSS World Medical Inc.(a)	12,106	236,430
Quidel Corp.(a)	5,387	73,371
ResMed Inc.(a)	13,621	670,426
Respironics Inc.(a)	13,136	495,884
Sirona Dental Systems Inc.	3,186	122,693
Solexa Inc.(a)	4,194	55,151
SonoSite Inc.(a)(b)	2,889	89,357
Spectranetics Corp.(a)	5,470	61,756
St. Jude Medical Inc.(a)	65,151	2,381,921
Stereotaxis Inc.(a)	4,177	43,107
Steris Corp.	12,127	305,237
Stryker Corp.	54,075	2,980,073
SurModics Inc.(a)(b)	2,833	88,163

Symmetry Medical Inc.(a)	6,226	86,106
TECHNE Corp.(a)	7,103	393,861
ThermoGenesis Corp.(a)	9,777	42,139
Thoratec Corp.(a)	9,447	166,078
Varian Medical Systems Inc.(a)	23,678	1,126,362
Ventana Medical Systems Inc.(a)	5,207	224,057
Viasys Healthcare Inc.(a)	5,746	159,854
Visicu Inc.(a)	1,251	14,011
Vital Images Inc.(a)	2,317	80,632
Vital Sign Inc.	1,242	62,001
Volcano Corp.(a)	1,399	22,930
West Pharmaceutical Services Inc.	5,873	300,874
Wright Medical Group Inc.(a)	6,122	142,520
Young Innovations Inc.	844	28,105
Zimmer Holdings Inc.(a)	44,836	3,514,246
Zoll Medical Corp.(a)	1,665	96,970

		91,171,356
HEALTH CARE-SERVICES—1.61%
Aetna Inc.	94,331	4,073,213
Air Methods Corp.(a)	1,881	52,518
Alliance Imaging Inc.(a)	2,720	18,088
Amedisys Inc.(a)	4,480	147,258
AMERIGROUP Corp.(a)	9,381	336,684
AmSurg Corp.(a)	5,345	122,935
Apria Healthcare Group Inc.(a)	7,574	201,847
Bio-Reference Laboratories Inc.(a)	1,887	42,439
Brookdale Senior Living Inc.	3,385	162,480
Capital Senior Living Corp.(a)	3,917	41,677
Centene Corp.(a)	7,680	188,698
Community Health Systems Inc.(a)	17,738	647,792
Covance Inc.(a)	8,664	510,396
Coventry Health Care Inc.(a)	28,893	1,446,095
DaVita Inc.(a)	18,573	1,056,432
Emeritus Corp.(a)	857	21,296
Five Star Quality Care Inc.(a)	5,620	62,663
Genesis HealthCare Corp.(a)	3,488	164,738
Gentiva Health Services Inc.(a)	4,808	91,640
Health Management Associates Inc. Class A	43,295	913,957
Health Net Inc.(a)	20,831	1,013,636
Healthways Inc.(a)	6,169	294,323
Horizon Health Corp.(a)	2,691	52,663
Humana Inc.(a)	29,437	1,628,160
Hythiam Inc.(a)	4,698	43,410
Kindred Healthcare Inc.(a)	5,198	131,249
Laboratory Corp. of America Holdings(a)	22,495	1,652,708
LHC Group Inc.(a)	2,198	62,665
LifePoint Hospitals Inc.(a)	10,427	351,390
Lincare Holdings Inc.(a)	17,234	686,603
Magellan Health Services Inc.(a)	6,645	287,197
Manor Care Inc.	13,215	620,048
Matria Healthcare Inc.(a)	3,706	106,473
MedCath Corp.(a)	1,409	38,550
Molina Healthcare Inc.(a)	2,165	70,384
National Healthcare Corp.	1,183	65,302
NightHawk Radiology Holdings Inc.(a)	1,157	29,503
Odyssey Healthcare Inc.(a)	6,177	81,907
Option Care Inc.(b)	4,691	66,847
Pediatrix Medical Group Inc.(a)	8,805	430,564
Psychiatric Solutions Inc.(a)	9,616	360,792
Quest Diagnostics Inc.	28,593	1,515,429
Radiation Therapy Services Inc.(a)	2,177	68,619
RehabCare Group Inc.(a)	2,995	44,476

Res-Care Inc.(a)	3,970	72,055
Sierra Health Services Inc.(a)	10,044	361,986
Sun Healthcare Group Inc.(a)	4,131	52,175
Sunrise Senior Living Inc.(a)	7,977	245,053
Symbion Inc.(a)	3,250	60,157
Tenet Healthcare Corp.(a)	84,732	590,582
Triad Hospitals Inc.(a)	15,790	660,496
United Surgical Partners International Inc.(a)	7,977	226,148
UnitedHealth Group Inc.	243,233	13,068,909
Universal Health Services Inc. Class B	8,277	458,794
VistaCare Inc. Class A(a)	1,885	19,133
Wellcare Health Plans Inc.(a)	5,894	406,097
WellPoint Inc.(a)	115,142	9,060,524

		45,287,853
HOLDING COMPANIES-DIVERSIFIED—0.04%
Leucadia National Corp.	29,406	829,249
Resource America Inc. Class A	2,801	73,946
Star Maritime Acquisition Corp.(a)	3,380	33,158
Walter Industries Inc.	7,848	212,288

		1,148,641
HOME BUILDERS—0.38%
AMREP Corp.(b)	260	31,850
Beazer Homes USA Inc.	7,337	344,912
Brookfield Homes Corp.(b)	2,183	81,972
Cavco Industries Inc.(a)	1,168	40,927
Centex Corp.	21,935	1,234,282
Champion Enterprises Inc.(a)	13,640	127,670
Fleetwood Enterprises Inc.(a)	11,434	90,443
Horton (D.R.) Inc.	56,391	1,493,798
Hovnanian Enterprises Inc. Class A(a)	8,913	302,151
KB Home	14,533	745,252
Lennar Corp. Class A	24,639	1,292,562
Levitt Corp. Class A	2,899	35,484
M.D.C. Holdings Inc.	6,260	357,133
M/I Homes Inc.	2,139	81,688
Meritage Homes Corp.(a)	4,051	193,314
Monaco Coach Corp.	4,781	67,699
NVR Inc.(a)	832	536,640
Orleans Homebuilders Inc.(b)	821	15,435
Palm Harbor Homes Inc.(a)(b)	1,663	23,315
Pulte Homes Inc.	38,425	1,272,636
Ryland Group Inc.	7,830	427,675
Skyline Corp.	1,240	49,873
Standard-Pacific Corp.	12,084	323,730
Technical Olympic USA Inc.	3,503	35,626
Thor Industries Inc.	6,449	283,692
Toll Brothers Inc.(a)	23,294	750,766
WCI Communities Inc.(a)(b)	6,001	115,099
Williams Scotsman International Inc.(a)	5,341	104,790
Winnebago Industries Inc.(b)	5,774	190,022

		10,650,436
HOME FURNISHINGS—0.12%
American Woodmark Corp.	2,124	88,889
Audiovox Corp. Class A(a)	2,929	41,270
DTS Inc.(a)	3,181	76,948
Ethan Allen Interiors Inc.	5,942	214,566
Furniture Brands International Inc.(b)	8,085	131,220
Harman International Industries Inc.	12,078	1,206,713
Hooker Furniture Corp.	1,931	30,278
Kimball International Inc. Class B	4,372	106,240

La-Z-Boy Inc.(b)	9,199	109,192
Sealy Corp.	3,584	52,864
Stanley Furniture Co. Inc.	2,171	46,568
Tempur-Pedic International Inc.(a)	8,954	183,199
TiVo Inc.(a)	15,242	78,039
Universal Electronics Inc.(a)	2,501	52,571
Whirlpool Corp.	13,156	1,092,211

		3,510,768
HOUSEHOLD PRODUCTS & WARES—0.51%
ACCO Brands Corp.(a)	8,073	213,692
American Greetings Corp. Class A(b)	9,547	227,887
Avery Dennison Corp.	17,055	1,158,546
Blyth Inc.	4,639	96,259
Central Garden & Pet Co.(a)	3,885	188,112
Church & Dwight Co. Inc.	11,687	498,451
Clorox Co. (The)	27,214	1,745,778
CSS Industries Inc.	1,229	43,470
Ennis Inc.	4,587	112,198
Fortune Brands Inc.	26,474	2,260,615
Fossil Inc.(a)	7,718	174,272
Harland (John H.) Co.	4,798	240,860
Jarden Corp.(a)	9,255	321,981
Kimberly-Clark Corp.	83,092	5,646,101
Playtex Products Inc.(a)	10,024	144,245
Prestige Brands Holdings Inc.(a)	5,978	77,834
Russ Berrie & Co. Inc.(a)	2,098	32,414
Scotts Miracle-Gro Co. (The) Class A	8,456	436,752
Spectrum Brands Inc.(a)	6,635	72,321
Standard Register Co. (The)	3,221	38,652
Tupperware Brands Corp.	10,857	245,477
WD-40 Co.	2,967	103,459
Yankee Candle Co. Inc. (The)	7,303	250,347

		14,329,723
HOUSEWARES—0.07%
Lifetime Brands Inc.	2,019	33,172
National Presto Industries Inc.	826	49,453
Newell Rubbermaid Inc.	49,913	1,444,981
Toro Co. (The)	7,722	360,077

		1,887,683
INSURANCE—4.37%
ACA Capital Holdings Inc.(a)	1,274	19,696
Affirmative Insurance Holdings Inc.	1,347	21,916
AFLAC Inc.	90,145	4,146,670
Alfa Corp.	5,772	108,571
Alleghany Corp.(a)	860	312,696
Allstate Corp. (The)	114,783	7,473,521
Ambac Financial Group Inc.	19,068	1,698,387
American Equity Investment Life Holding Co.	9,897	128,958
American Financial Group Inc.	15,411	553,409
American International Group Inc.	397,584	28,490,869
American National Insurance Co.	2,563	292,464
American Physicians Capital Inc.(a)	1,867	74,755
Amtrust Financial Services Inc.	4,714	40,305
Aon Corp.	57,451	2,030,318
Argonaut Group Inc.(a)	5,575	194,344
Assurant Inc.	23,287	1,286,607
Baldwin & Lyons Inc. Class B	1,436	36,675
Berkley (W.R.) Corp.	29,130	1,005,276
Bristol West Holdings Inc.	2,734	43,279
Brown & Brown Inc.	20,217	570,322

Chubb Corp.	75,014	3,968,991
CIGNA Corp.	18,575	2,443,913
Cincinnati Financial Corp.	28,095	1,272,984
CNA Financial Corp.(a)	4,323	174,303
CNA Surety Corp.(a)	2,843	61,124
Commerce Group Inc.	9,867	293,543
Conseco Inc.(a)	27,337	546,193
Crawford & Co. Class B	4,164	30,397
Darwin Professional Underwriters Inc.(a)	900	21,105
Delphi Financial Group Inc. Class A	7,420	300,213
Direct General Corp.(b)	2,654	54,779
Donegal Group Inc. Class A	2,285	44,763
eHealth Inc.(a)	1,064	21,397
EMC Insurance Group Inc.	1,100	37,532
Enstar Group Inc.(a)	600	57,540
Erie Indemnity Co. Class A	8,893	515,616
FBL Financial Group Inc. Class A	2,471	96,567
Fidelity National Financial Inc.	38,701	924,180
First Acceptance Corp.(a)	2,957	31,699
First American Corp.	15,411	626,919
First Mercury Financial Corp.(a)	2,054	48,310
FPIC Insurance Group Inc.(a)	1,892	73,731
Gallagher (Arthur J.) & Co.	17,446	515,529
Genworth Financial Inc. Class A	82,313	2,815,928
Great American Financial Resources Inc.	1,548	35,681
Hanover Insurance Group Inc. (The)	9,161	447,057
Harleysville Group Inc.	2,496	86,911
Hartford Financial Services Group Inc. (The)	54,819	5,115,161
HCC Insurance Holdings Inc.	20,040	643,084
Hilb, Rogal & Hobbs Co.	6,586	277,402
Horace Mann Educators Corp.	7,667	154,873
Independence Holding Co.	870	18,992
Infinity Property & Casualty Corp.	3,660	177,107
James River Group Inc.(a)	1,596	51,583
Kansas City Life Insurance Co.	710	35,557
LandAmerica Financial Group Inc.	3,220	203,214
Lincoln National Corp.	50,812	3,373,917
Loews Corp.	80,112	3,322,245
Markel Corp.(a)	1,773	851,217
Marsh & McLennan Companies Inc.	99,323	3,045,243
MBIA Inc.	24,310	1,776,089
Meadowbrook Insurance Group(a)	4,537	44,871
Mercury General Corp.	4,745	250,204
MetLife Inc.	83,616	4,934,180
MGIC Investment Corp.	15,123	945,792
Midland Co. (The)	2,076	87,088
National Interstate Corp.	2,821	68,550
National Western Life Insurance Co. Class A	441	101,492
Nationwide Financial Services Inc.	8,861	480,266
Navigators Group Inc. (The)(a)	2,296	110,621
NYMAGIC Inc.	1,082	39,601
Odyssey Re Holdings Corp.	2,266	84,522
Ohio Casualty Corp.	11,404	339,953
Old Republic International Corp.	41,321	961,953
Philadelphia Consolidated Holding Corp.(a)	9,999	445,555
Phoenix Companies Inc.	20,436	324,728
PMA Capital Corp. Class A(a)	5,725	52,784
PMI Group Inc. (The)	14,517	684,767
Presidential Life Corp.	3,873	85,012
Principal Financial Group Inc.	50,004	2,935,235
ProAssurance Corp.(a)	5,974	298,222
Progressive Corp. (The)	141,319	3,422,746
Protective Life Corp.	12,581	597,597

Prudential Financial Inc.	88,880	7,631,237
Radian Group Inc.	14,864	801,318
Reinsurance Group of America Inc.	5,233	291,478
RLI Corp.	4,006	226,019
SAFECO Corp.	21,476	1,343,324
Safety Insurance Group Inc.	2,570	130,325
SCPIE Holdings Inc.(a)	1,831	47,862
SeaBright Insurance Holdings Inc.(a)	2,829	50,950
Selective Insurance Group Inc.	5,257	301,174
St. Paul Travelers Companies Inc.	125,797	6,754,041
StanCorp Financial Group Inc.	9,865	444,418
State Auto Financial Corp.	2,595	90,124
Stewart Information Services Corp.	3,030	131,381
Torchmark Corp.	18,085	1,153,100
Tower Group Inc.	2,972	92,340
Transatlantic Holdings Inc.	4,797	297,894
Triad Guaranty Inc.(a)	2,058	112,922
21st Century Insurance Group	5,786	102,123
United Fire & Casualty Co.	3,652	128,733
Unitrin Inc.	8,626	432,249
Universal American Financial Corp.(a)	6,813	126,994
UnumProvident Corp.	61,797	1,284,142
USI Holdings Corp.(a)	8,247	126,674
Wesco Financial Corp.	233	107,180
Zenith National Insurance Corp.	6,636	311,295

		122,936,663
INTERNET—1.95%
Access Integrated Technologies Inc. Class A(a)	2,457	21,425
Agile Software Corp.(a)	10,184	62,632
Akamai Technologies Inc.(a)(b)	27,894	1,481,729
Amazon.com Inc.(a)	56,335	2,222,979
aQuantive Inc.(a)	13,623	335,943
Ariba Inc.(a)	13,290	102,865
Art Technology Group Inc.(a)	19,912	46,395
@Road Inc.(a)	10,999	80,293
Audible Inc.(a)(b)	4,348	34,480
Avocent Corp.(a)	9,445	319,713
Blue Coat Systems Inc.(a)	2,607	62,438
Blue Nile Inc.(a)(b)	2,461	90,786
CheckFree Corp.(a)	14,938	599,910
Chordiant Software Inc.(a)	14,200	47,002
CMGI Inc.(a)	82,548	110,614
CNET Networks Inc.(a)	26,787	243,494
Cogent Communications Group Inc.(a)	3,707	60,128
Covad Communications Group Inc.(a)	52,307	72,184
CyberSource Corp.(a)	5,458	60,147
DealerTrack Holdings Inc.(a)	2,111	62,106
Digital Insight Corp.(a)	6,044	232,634
Digital River Inc.(a)	7,131	397,838
Digitas Inc.(a)	16,198	217,215
Drugstore.com Inc.(a)	14,327	52,437
EarthLink Inc.(a)	23,101	164,017
eBay Inc.(a)	212,741	6,397,122
eCollege.com Inc.(a)	3,261	51,035
Emdeon Corp.(a)	49,477	613,020
Equinix Inc.(a)(b)	5,206	393,678
eResearch Technology Inc.(a)(b)	8,818	59,345
Expedia Inc.(a)	39,018	818,598
F5 Networks Inc.(a)	7,356	545,889
FTD Group Inc.(a)	2,263	40,485
Google Inc. Class A(a)	37,703	17,361,477
GSI Commerce Inc.(a)	6,978	130,837

Harris Interactive Inc.(a)	9,669	48,732
i2 Technologies Inc.(a)(b)	2,560	58,419
IAC/InterActiveCorp(a)	31,473	1,169,537
InfoSpace Inc.(a)	5,564	114,118
Internap Network Services Corp.(a)	5,468	108,649
Internet Capital Group Inc.(a)	6,983	71,646
Interwoven Inc.(a)	7,620	111,785
iPass Inc.(a)	11,613	68,284
j2 Global Communications Inc.(a)(b)	8,885	242,116
Jupitermedia Corp.(a)	3,909	30,959
Knot Inc. (The)(a)	3,348	87,852
Liberty Media Holding Corp.-Liberty Interactive Group Series A(a)	119,105	2,569,095
Lionbridge Technologies Inc.(a)	10,709	68,966
Liquidity Services Inc.(a)	1,385	23,836
LoopNet Inc.(a)	434	6,501
McAfee Inc.(a)	28,766	816,379
Move Inc.(a)	17,898	98,618
NetBank Inc.	8,275	38,396
NetFlix Inc.(a)(b)	8,076	208,845
NetRatings Inc.(a)	2,336	40,903
NIC Inc.(a)	6,842	34,005
NutriSystem Inc.(a)	5,781	366,458
1-800-FLOWERS.COM Inc.(a)	4,523	27,862
Online Resources Corp.(a)	4,038	41,228
Openwave Systems Inc.(a)	16,906	156,042
Opsware Inc.(a)	14,594	128,719
Overstock.com Inc.(a)(b)	2,279	36,008
Perficient Inc.(a)	3,472	56,976
Priceline.com Inc.(a)	4,413	192,451
ProQuest Co.(a)	4,573	47,788
RealNetworks Inc.(a)	19,123	209,206
Redback Networks Inc.(a)	11,264	280,924
RightNow Technologies Inc.(a)	2,691	46,339
S1 Corp.(a)	12,635	69,619
Safeguard Scientifics Inc.(a)	21,447	51,902
Sapient Corp.(a)	14,547	79,863
Secure Computing Corp.(a)	8,858	58,108
Shutterfly Inc.(a)	485	6,984
Sohu.com Inc.(a)	4,642	111,408
SonicWALL Inc.(a)	11,533	97,108
Stamps.com Inc.(a)	3,348	52,731
Symantec Corp.(a)	169,679	3,537,807
Terremark Worldwide Inc.(a)	6,978	46,892
TheStreet.com Inc.	3,301	29,379
TIBCO Software Inc.(a)	38,224	360,835
Travelzoo Inc.(a)(b)	563	16,862
TriZetto Group Inc. (The)(a)	7,655	140,622
24/7 Real Media Inc.(a)	8,695	78,690
United Online Inc.	11,497	152,680
ValueClick Inc.(a)(b)	17,272	408,137
Vasco Data Security International Inc.(a)	4,404	52,187
VeriSign Inc.(a)	44,278	1,064,886
Vignette Corp.(a)	5,341	91,171
WebEx Communications Inc.(a)	7,486	261,187
WebMD Health Corp. Class A(a)(b)	1,277	51,106
webMethods Inc.(a)	9,697	71,370
Websense Inc.(a)	8,324	190,037
WebSideStory Inc.(a)	3,167	40,094
Yahoo! Inc.(a)	254,555	6,501,335

		54,823,532

INVESTMENT COMPANIES—0.11%
Allied Capital Corp.(b)	25,257	825,399
American Capital Strategies Ltd.	25,631	1,185,690
Apollo Investment Corp.	14,717	329,661
Ares Capital Corp.	8,774	167,671
Capital Southwest Corp.	516	65,140
Gladstone Capital Corp.(b)	2,026	48,340
Gladstone Investment Corp.	2,306	35,305
Harris & Harris Group Inc.(a)(b)	3,672	44,394
MCG Capital Corp.	10,316	209,621
Medallion Financial Corp.	2,640	32,657
MVC Capital Inc.	3,015	40,280
NGP Capital Resources Co.	3,153	52,813
Technology Investment Capital Corp.	3,472	56,038

		3,093,009
IRON & STEEL—0.35%
AK Steel Holding Corp.(a)	19,694	332,829
Allegheny Technologies Inc.	18,063	1,637,953
Carpenter Technology Corp.	4,632	474,873
Chaparral Steel Co.	8,351	369,699
Cleveland-Cliffs Inc.	7,519	364,220
Gibraltar Industries Inc.	4,299	101,069
Nucor Corp.	56,314	3,078,123
Olympic Steel Inc.	1,479	32,878
Oregon Steel Mills Inc.(a)	6,354	396,553
Reliance Steel & Aluminum Co.	11,877	467,716
Ryerson Inc.(b)	4,675	117,296
Schnitzer Steel Industries Inc. Class A	4,048	160,706
Shiloh Industries Inc.(a)	839	15,899
Steel Dynamics Inc.	16,857	547,010
Steel Technologies Inc.	2,044	35,872
United States Steel Corp.	22,167	1,621,294
Wheeling-Pittsburgh Corp.(a)	1,943	36,392

		9,790,382
LEISURE TIME—0.22%
Ambassadors Group Inc.	3,655	110,929
Ambassadors International Inc.	1,290	58,850
Arctic Cat Inc.	2,263	39,806
Bally Total Fitness Holding Corp.(a)(b)	6,619	16,217
Brunswick Corp.	17,096	545,362
Callaway Golf Co.	13,552	195,284
Harley-Davidson Inc.	48,569	3,422,657
K2 Inc.(a)	8,385	110,598
Life Time Fitness Inc.(a)	5,439	263,846
Marine Products Corp.	2,178	25,570
Multimedia Games Inc.(a)	4,845	46,512
Nautilus Inc.	5,904	82,656
Polaris Industries Inc.	7,251	339,564
Sabre Holdings Corp.	23,959	764,053
Town Sports International Holdings Inc.(a)	1,576	25,972
WMS Industries Inc.(a)	4,823	168,130

		6,216,006
LODGING—0.66%
Ameristar Casinos Inc.	4,636	142,511
Aztar Corp.(a)	6,564	357,213
Boyd Gaming Corp.	7,934	359,490
Choice Hotels International Inc.	6,025	253,652
Gaylord Entertainment Co.(a)	7,399	376,831
Harrah’s Entertainment Inc.	33,378	2,761,028
Hilton Hotels Corp.	69,453	2,423,910
Las Vegas Sands Corp.(a)	25,044	2,240,937

Lodgian Inc.(a)	3,624	49,286
Marcus Corp.	3,877	99,174
Marriott International Inc. Class A	61,696	2,944,133
MGM Mirage(a)	21,503	1,233,197
Monarch Casino & Resort Inc.(a)	1,886	45,038
Morgans Hotel Group Co.(a)	3,244	54,921
MTR Gaming Group Inc.(a)	4,059	49,601
Riviera Holdings Corp.(a)	1,973	47,668
Starwood Hotels & Resorts Worldwide Inc.	39,199	2,449,937
Station Casinos Inc.	8,673	708,324
Trump Entertainment Resorts Inc.(a)	5,511	100,521
Wyndham Worldwide Corp.(a)	36,114	1,156,370
Wynn Resorts Ltd.	8,877	833,106

		18,686,848
MACHINERY—0.83%
AGCO Corp.(a)	16,379	506,766
Albany International Corp. Class A	4,779	157,277
Applied Industrial Technologies Inc.	8,022	211,059
Astec Industries Inc.(a)	2,999	105,265
Briggs & Stratton Corp.	9,110	245,514
Bucyrus International Inc. Class A	5,618	290,788
Cascade Corp.	2,217	117,279
Caterpillar Inc.	120,972	7,419,213
Chart Industries Inc.(a)	2,218	35,954
Cognex Corp.	8,317	198,111
Columbus McKinnon Corp.(a)	3,292	69,198
Cummins Inc.	8,291	979,830
Deere & Co.	42,417	4,032,584
DXP Enterprises Inc.(a)	268	9,391
Flowserve Corp.(a)	10,221	515,854
Gardner Denver Inc.(a)	9,528	355,490
Gehl Corp.(a)	1,899	52,279
Gerber Scientific Inc.(a)	4,046	50,818
Gorman-Rupp Co. (The)	2,003	74,051
Graco Inc.	12,366	489,941
IDEX Corp.	9,653	457,649
Intermec Inc.(a)	8,989	218,163
Intevac Inc.(a)	3,710	96,275
iRobot Corp.(a)	2,043	36,897
Joy Global Inc.	22,211	1,073,680
Kadant Inc.(a)	2,473	60,292
Lindsay Corp.	2,060	67,259
Manitowoc Co. Inc. (The)	11,038	655,988
Middleby Corp. (The)(a)	1,216	127,279
NACCO Industries Inc.	980	133,868
Nordson Corp.	5,290	263,601
Presstek Inc.(a)	5,303	33,727
Robbins & Myers Inc.	2,314	106,259
Rockwell Automation Inc.	32,013	1,955,354
Sauer-Danfoss Inc.	1,872	60,372
Tecumseh Products Co. Class A(a)	2,939	49,669
Tennant Co.	2,916	84,564
Terex Corp.(a)	18,047	1,165,475
TurboChef Technologies Inc.(a)	2,459	41,852
Wabtec Corp.	8,705	264,458
Zebra Technologies Corp. Class A(a)	12,802	445,382

		23,314,725
MANUFACTURING—4.15%
Actuant Corp. Class A	4,865	231,817
Acuity Brands Inc.	8,146	423,918
American Railcar Industries Inc.	1,582	53,851

Ameron International Corp.	1,537	117,381
AptarGroup Inc.	6,350	374,904
Barnes Group Inc.	7,038	153,077
Blount International Inc.(a)	6,793	91,434
Brink’s Co. (The)	8,770	560,578
Carlisle Companies Inc.	5,554	435,989
Ceradyne Inc.(a)	4,795	270,918
CLARCOR Inc.	9,397	317,713
Crane Co.	9,615	352,294
Danaher Corp.	42,898	3,107,531
Donaldson Co. Inc.	13,321	462,372
Dover Corp.	36,732	1,800,603
Eastman Kodak Co.(b)	51,765	1,335,537
Eaton Corp.	27,102	2,036,444
EnPro Industries Inc.(a)	3,723	123,641
ESCO Technologies Inc.(a)	4,635	210,614
Federal Signal Corp.	8,664	138,971
Flanders Corp.(a)	2,257	22,344
FreightCar America Inc.	2,221	123,154
General Electric Co.	1,876,582	69,827,616
GenTek Inc.(a)	1,858	64,268
Griffon Corp.(a)	5,342	136,221
Harsco Corp.	7,567	575,849
Hexcel Corp.(a)	16,652	289,911
Honeywell International Inc.	149,605	6,768,130
Illinois Tool Works Inc.	90,266	4,169,387
ITT Industries Inc.	33,366	1,895,856
Jacuzzi Brands Inc.(a)	13,856	172,230
Koppers Holdings Inc.	1,820	47,447
Lancaster Colony Corp.	4,305	190,755
Leggett & Platt Inc.	32,855	785,235
Matthews International Corp. Class A	5,707	224,570
Myers Industries Inc.	4,769	74,683
Pall Corp.	22,491	777,064
Parker Hannifin Corp.	21,738	1,671,217
Pentair Inc.	18,351	576,221
PW Eagle Inc.(b)	1,903	65,654
Raven Industries Inc.	2,858	76,594
Reddy Ice Holdings Inc.	2,950	76,169
Roper Industries Inc.	15,671	787,311
Smith & Wesson Holding Corp.(a)	5,250	54,285
Smith (A.O.) Corp.	3,629	136,305
SPX Corp.	10,817	661,568
Standex International Corp.	2,190	65,985
Teleflex Inc.	7,290	470,642
Textron Inc.	23,479	2,201,626
3M Co.	136,153	10,610,403
Tredegar Corp.	6,105	138,034
Trinity Industries Inc.	14,284	502,797

		116,839,118
MEDIA—3.37%
Acacia Research Corp.-Acacia Technologies Group(a)	4,954	66,285
Belo Corp.	16,264	298,770
Cablevision Systems Corp.	39,003	1,110,805
CBS Corp. Class B	121,651	3,793,078
Charter Communications Inc. Class A(a)	72,133	220,727
Citadel Broadcasting Corp.	6,630	66,035
CKX Inc.(a)	9,100	106,743
Clear Channel Communications Inc.	90,932	3,231,723
Comcast Corp. Class A(a)	351,722	14,888,392
Courier Corp.	1,827	71,198

Cox Radio Inc. Class A(a)	8,094	131,932
Crown Media Holdings Inc.(a)(b)	2,768	10,048
CTC Media Inc.(a)	4,591	110,230
Cumulus Media Inc. Class A(a)	6,258	65,021
DIRECTV Group Inc. (The)(a)	145,469	3,627,997
Discovery Holding Co. Class A(a)	50,548	813,317
Dow Jones & Co. Inc.	10,726	407,588
EchoStar Communications Corp.(a)	37,108	1,411,217
Emmis Communications Corp.	5,921	48,789
Entercom Communications Corp.	5,671	159,809
Entravision Communications Corp.(a)	11,925	98,024
Fisher Communications Inc.(a)	1,362	60,214
Gannett Co. Inc.	42,977	2,598,389
GateHouse Media Inc.	2,885	53,546
Gemstar-TV Guide International Inc.(a)	44,366	177,908
Gray Television Inc.	7,648	56,060
Hearst-Argyle Television Inc.	4,762	121,431
Idearc Inc.(a)	26,249	752,034
Journal Communications Inc. Class A	7,784	98,156
Journal Register Co.	7,044	51,421
Lee Enterprises Inc.	8,183	254,164
Liberty Global Inc. Class A(a)	72,452	2,111,976
Liberty Media Holding Corp.-Liberty Capital Group Series A(a)	25,370	2,485,753
Lin TV Corp. Class A(a)	4,917	48,924
LodgeNet Entertainment Corp.(a)	2,936	73,488
Martha Stewart Living Omnimedia Inc. Class A	4,557	99,798
McClatchy Co. (The) Class A	10,002	433,087
McGraw-Hill Companies Inc. (The)	64,695	4,400,554
Media General Inc. Class A	3,970	147,565
Mediacom Communications Corp.(a)	9,861	79,282
Meredith Corp.	5,641	317,870
New York Times Co. Class A	23,863	581,303
News Corp. Class A	415,871	8,932,909
Outdoor Channel Holdings Inc.(a)	2,309	29,624
Playboy Enterprises Inc. Class B(a)	3,846	44,075
PRIMEDIA Inc.(a)	35,509	60,010
Private Media Group Inc.(a)(b)	4,543	18,308
Radio One Inc. Class D(a)	13,679	92,196
Readers Digest Association Inc. (The)	17,214	287,474
Salem Communications Corp. Class A	1,814	21,677
Scholastic Corp.(a)	6,258	224,287
Scripps (E.W.) Co. Class A	15,126	755,392
Sinclair Broadcast Group Inc. Class A	8,149	85,565
Sirius Satellite Radio Inc.(a)(b)	253,606	897,765
Spanish Broadcasting System Inc. Class A(a)	8,002	32,888
Sun-Times Media Group Inc. Class A	12,124	59,529
Time Warner Inc.	719,584	15,672,540
Tribune Co.	32,892	1,012,416
Univision Communications Inc. Class A(a)	38,772	1,373,304
Value Line Inc.	208	9,454
Viacom Inc. Class B(a)	114,734	4,707,536
Walt Disney Co. (The)	373,148	12,787,782
Washington Post Co. (The) Class B	992	739,635
Westwood One Inc.	12,517	88,370
Wiley (John) & Sons Inc. Class A	8,035	309,106
World Wrestling Entertainment Inc.	3,865	63,000
XM Satellite Radio Holdings Inc. Class A(a)	52,255	755,085

		94,800,578
METAL FABRICATE & HARDWARE—0.16%
Ampco-Pittsburgh Corp.	1,296	43,390
Castle (A.M.) & Co.	1,819	46,294

CIRCOR International Inc.	2,842	104,557
Commercial Metals Co.	21,733	560,711
Dynamic Materials Corp.	2,100	59,010
Foster (L.B.) Co. Class A(a)	1,855	48,063
Kaydon Corp.	5,009	199,058
Ladish Co. Inc.(a)	2,538	94,109
Lawson Products Inc.	782	35,886
Mueller Industries Inc.	6,624	209,981
Mueller Water Products Inc. Class A	4,521	67,227
NN Inc.	3,035	37,725
Precision Castparts Corp.	24,370	1,907,684
Quanex Corp.	6,763	233,932
RBC Bearings Inc.(a)	3,625	103,893
Timken Co. (The)	15,215	443,974
Valmont Industries Inc.	3,258	180,786
Worthington Industries Inc.	12,949	229,456

		4,605,736
MINING—0.65%
Alcoa Inc.	157,367	4,722,584
AMCOL International Corp.	3,948	109,518
Brush Engineered Materials Inc.(a)	3,463	116,946
Century Aluminum Co.(a)(b)	4,130	184,405
Coeur d’Alene Mines Corp.(a)	49,639	245,713
Compass Minerals International Inc.	5,684	179,387
Freeport-McMoRan Copper & Gold Inc.	34,028	1,896,380
Hecla Mining Co.(a)	21,296	163,127
Newmont Mining Corp.	75,662	3,416,139
Phelps Dodge Corp.	36,865	4,413,478
Royal Gold Inc.(b)	3,468	124,779
RTI International Metals Inc.(a)	4,075	318,747
Southern Copper Corp.(b)	2,464	132,785
Stillwater Mining Co.(a)	7,403	92,463
Titanium Metals Corp.(a)	14,237	420,134
USEC Inc.(a)	15,570	198,050
Vulcan Materials Co.	17,136	1,540,012

		18,274,647
OFFICE & BUSINESS EQUIPMENT—0.19%
Global Imaging Systems Inc.(a)	9,407	206,484
IKON Office Solutions Inc.	19,672	322,031
Pitney Bowes Inc.	40,023	1,848,662
Xerox Corp.(a)	174,440	2,956,758

		5,333,935
OFFICE FURNISHINGS—0.05%
CompX International Inc.	247	4,980
Herman Miller Inc.	11,973	435,338
HNI Corp.	8,967	398,224
Interface Inc. Class A(a)	8,497	120,827
Knoll Inc.	5,520	121,440
Steelcase Inc. Class A	13,790	250,426

		1,331,235
OIL & GAS—7.24%
Alon USA Energy Inc.	2,138	56,251
Anadarko Petroleum Corp.	82,909	3,608,200
Apache Corp.	59,730	3,972,642
Arena Resources Inc.(a)	2,084	89,008
Atlas America Inc.(a)	3,147	160,403
ATP Oil & Gas Corp.(a)	3,581	141,700
Atwood Oceanics Inc.(a)	4,822	236,133
Aurora Oil & Gas Corp.(a)	13,635	43,768

Berry Petroleum Co. Class A	6,290	195,053
Bill Barrett Corp.(a)	5,049	137,383
Bois d’Arc Energy Inc.(a)	2,970	43,451
Brigham Exploration Co.(a)	8,142	59,518
Bronco Drilling Co. Inc.(a)	2,471	42,476
Cabot Oil & Gas Corp.	8,843	536,328
Callon Petroleum Co.(a)	3,604	54,168
Carrizo Oil & Gas Inc.(a)	3,974	115,325
Cheniere Energy Inc.(a)(b)	9,773	282,147
Chesapeake Energy Corp.	67,399	1,957,941
Chevron Corp.	400,078	29,417,735
Cimarex Energy Co.	14,914	544,361
Clayton Williams Energy Inc.(a)	911	33,078
CNX Gas Corp.(a)	4,962	126,531
Comstock Resources Inc.(a)	7,664	238,044
ConocoPhillips	297,977	21,439,445
Crosstex Energy Inc.	5,713	181,045
Delek US Holdings Inc.	1,867	30,600
Delta Petroleum Corp.(a)	9,476	219,464
Denbury Resources Inc.(a)	21,427	595,456
Devon Energy Corp.	79,527	5,334,671
Diamond Offshore Drilling Inc.	10,575	845,366
Edge Petroleum Corp.(a)	3,148	57,420
Encore Acquisition Co.(a)	9,459	232,029
Energy Partners Ltd.(a)	6,853	167,350
ENSCO International Inc.	27,703	1,386,812
EOG Resources Inc.	43,847	2,738,245
EXCO Resources Inc.(a)	9,336	157,872
Exploration Co. of Delaware (The)(a)	5,250	70,035
Exxon Mobil Corp.	1,091,864	83,669,538
Forest Oil Corp.(a)	9,932	324,578
Frontier Oil Corp.	20,440	587,446
Gasco Energy Inc.(a)(b)	13,111	32,122
GeoGlobal Resources Inc.(a)(b)	5,373	42,178
Geomet Inc.(a)	1,863	19,375
Giant Industries Inc.(a)	2,634	197,418
GMX Resources Inc.(a)	1,427	50,659
Goodrich Petroleum Corp.(a)	2,209	79,922
Grey Wolf Inc.(a)	34,786	238,632
Gulfport Energy Corp.(a)	2,266	30,795
Harvest Natural Resources Inc.(a)	6,668	70,881
Helmerich & Payne Inc.	19,005	465,052
Hess Corp.	43,664	2,164,424
Holly Corp.	8,697	447,026
Houston Exploration Co.(a)	5,238	271,224
Marathon Oil Corp.	65,489	6,057,733
Mariner Energy Inc.(a)	13,080	256,368
McMoRan Exploration Co.(a)	4,328	61,544
Meridian Resource Corp. (The)(a)	15,569	48,108
Murphy Oil Corp.	33,685	1,712,882
Newfield Exploration Co.(a)	23,264	1,068,981
Noble Energy Inc.	31,977	1,569,111
Occidental Petroleum Corp.	154,731	7,555,515
Parallel Petroleum Corp.(a)	6,716	118,000
Parker Drilling Co.(a)	19,310	157,763
Patterson-UTI Energy Inc.	29,028	674,320
Penn Virginia Corp.	3,346	234,354
PetroCorp Inc. Escrow(c)	1,248	0
Petrohawk Energy Corp.(a)	25,421	292,342
Petroleum Development Corp.(a)	2,768	119,162
PetroQuest Energy Inc.(a)	7,349	93,626
Pioneer Drilling Co.(a)	7,413	98,445
Pioneer Natural Resources Co.	22,350	887,072

Plains Exploration & Production Co.(a)	14,216	675,686
Pogo Producing Co.	10,461	506,731
Pride International Inc.(a)	29,094	873,111
PrimeEnergy Corp.(a)	115	7,418
Quest Resource Corp.(a)	3,486	35,209
Quicksilver Resources Inc.(a)	11,286	412,955
RAM Energy Resources Inc.(a)(b)	3,687	20,315
Range Resources Corp.	24,839	682,079
Rosetta Resources Inc.(a)	9,026	168,515
Rowan Companies Inc.	19,873	659,784
Southwestern Energy Co.(a)	30,170	1,057,459
St. Mary Land & Exploration Co.	10,355	381,478
Stone Energy Corp.(a)	4,864	171,942
Sulphco Inc.(a)(b)	6,211	29,316
Sunoco Inc.	22,360	1,394,370
Swift Energy Co.(a)	5,245	235,028
Tesoro Corp.	12,339	811,536
TODCO(a)	10,663	364,355
Toreador Resources Corp.(a)	2,147	55,328
Transmeridian Exploration Inc.(a)(b)	12,384	42,725
Unit Corp.(a)	8,263	400,342
VAALCO Energy Inc.(a)	10,295	69,491
Valero Energy Corp.	111,223	5,690,169
Venoco Inc.(a)	2,296	40,318
W&T Offshore Inc.	3,645	111,974
Warren Resources Inc.(a)	9,542	111,832
Western Refining Inc.	4,141	105,430
Whiting Petroleum Corp.(a)(b)	6,639	309,377
XTO Energy Inc.	65,810	3,096,360

		203,764,683
OIL & GAS SERVICES—0.89%
Allis-Chalmers Energy Inc.(a)	3,364	77,507
Baker Hughes Inc.	57,957	4,327,070
Basic Energy Services Inc.(a)	2,435	60,023
BJ Services Co.	53,996	1,583,163
Cameron International Corp.(a)	20,837	1,105,403
CARBO Ceramics Inc.	3,563	133,149
Complete Production Services Inc.(a)	4,674	99,089
Dawson Geophysical Co.(a)	1,349	49,144
Dresser-Rand Group Inc.(a)	5,578	136,494
Dril-Quip Inc.(a)	3,978	155,778
FMC Technologies Inc.(a)	12,318	759,158
Global Industries Ltd.(a)	15,778	205,745
Grant Prideco Inc.(a)	23,641	940,203
Gulf Island Fabrication Inc.	2,142	79,040
Halliburton Co.	186,571	5,793,030
Hanover Compressor Co.(a)	18,574	350,863
Helix Energy Solutions Group Inc.(a)	16,492	517,354
Hercules Offshore Inc.(a)	3,596	103,924
Hornbeck Offshore Services Inc.(a)	4,352	155,366
Hydril Co.(a)	3,148	236,698
Input/Output Inc.(a)(b)	12,562	171,220
Lone Star Technologies Inc.(a)	5,499	266,207
Lufkin Industries Inc.	2,658	154,377
MarkWest Hydrocarbon Inc.	1,151	55,881
Matrix Service Co.(a)	4,124	66,396
Metretek Technologies Inc.(a)	2,796	34,447
NATCO Group Inc. Class A(a)	2,630	83,844
National Oilwell Varco Inc.(a)	31,539	1,929,556
Newpark Resources Inc.(a)	15,947	114,978
Oceaneering International Inc.(a)	9,730	386,281
Oil States International Inc.(a)	8,860	285,558

RPC Inc.	5,768	97,364
SEACOR Holdings Inc.(a)	4,104	406,871
Smith International Inc.	38,624	1,586,288
Superior Energy Services Inc.(a)	15,256	498,566
Superior Well Services Inc.(a)	1,964	50,200
T-3 Energy Services Inc.(a)	221	4,873
Tetra Technologies Inc.(a)	12,801	327,450
Tidewater Inc.	10,899	527,076
Trico Marine Services Inc.(a)	2,110	80,834
Union Drilling Inc.(a)	2,456	34,580
Universal Compression Holdings Inc.(a)	5,402	335,518
Veritas DGC Inc.(a)	6,406	548,546
W-H Energy Services Inc.(a)	5,295	257,814

		25,172,926
PACKAGING & CONTAINERS—0.22%
AEP Industries Inc.(a)	1,291	68,823
Ball Corp.	18,817	820,421
Bemis Co. Inc.	18,932	643,309
Chesapeake Corp.	3,527	60,030
Crown Holdings Inc.(a)	30,265	633,144
Graphic Packaging Corp.(a)	13,556	58,697
Greif Inc. Class A	2,974	352,122
Owens-Illinois Inc.(a)	27,691	510,899
Packaging Corp. of America	14,712	325,135
Pactiv Corp.(a)	24,252	865,554
Sealed Air Corp.	14,665	952,052
Silgan Holdings Inc.	4,152	182,356
Sonoco Products Co.	17,860	679,752

		6,152,294
PHARMACEUTICALS—5.20%
Abbott Laboratories	275,579	13,423,453
Abraxis BioScience Inc.(a)	4,600	125,764
ACADIA Pharmaceuticals Inc.(a)	4,299	37,788
Adams Respiratory Therapeutics Inc.(a)	5,431	221,639
Adolor Corp.(a)	8,106	60,957
Akorn Inc.(a)	7,994	49,963
Alkermes Inc.(a)	17,302	231,328
Allergan Inc.	27,001	3,233,100
Alnylam Pharmaceuticals Inc.(a)(b)	5,685	121,659
Alpharma Inc. Class A	7,583	182,750
Altus Pharmaceuticals Inc.(a)(b)	1,327	25,014
AmerisourceBergen Corp.	37,878	1,702,995
Amylin Pharmaceuticals Inc.(a)	20,210	728,975
Anadys Pharmaceuticals Inc.(a)	5,049	24,841
Array BioPharma Inc.(a)	6,965	89,988
AtheroGenics Inc.(a)(b)	7,023	69,598
Auxilium Pharmaceuticals Inc.(a)	4,682	68,779
AVANIR Pharmaceuticals Class A(a)(b)	5,638	13,024
AVI BioPharma Inc.(a)	8,970	28,525
Barr Pharmaceuticals Inc.(a)	19,115	958,044
Bentley Pharmaceuticals Inc.(a)	3,445	35,036
Bioenvision Inc.(a)	6,403	29,710
BioMarin Pharmaceutical Inc.(a)	16,233	266,059
Bradley Pharmaceuticals Inc.(a)	2,619	53,899
Bristol-Myers Squibb Co.	355,158	9,347,759
Cadence Pharmaceuticals Inc.(a)	1,273	15,683
Caraco Pharmaceutical Laboratories Ltd.(a)	1,785	24,990
Cardinal Health Inc.	75,543	4,867,236
Caremark Rx Inc.	79,982	4,567,772
Cephalon Inc.(a)	10,948	770,849
CombinatoRX Inc.(a)	4,362	37,775

Conor Medsystems Inc.(a)	5,384	168,681
Cubist Pharmaceuticals Inc.(a)	9,691	175,504
CV Therapeutics Inc.(a)	9,834	137,283
Cypress Bioscience Inc.(a)	5,695	44,136
Dendreon Corp.(a)	12,768	53,243
Depomed Inc.(a)	6,611	22,808
Durect Corp.(a)	11,448	50,829
Emergent BioSolutions Inc.(a)	913	10,189
Emisphere Technologies Inc.(a)	4,238	22,419
Endo Pharmaceuticals Holdings Inc.(a)	23,971	661,120
Express Scripts Inc.(a)	20,752	1,485,843
Forest Laboratories Inc.(a)	58,878	2,979,227
Genta Inc.(a)	30,101	13,320
Gilead Sciences Inc.(a)	82,234	5,339,454
HealthExtras Inc.(a)	4,847	116,813
Hi-Tech Pharmacal Co. Inc.(a)	1,830	22,271
Hospira Inc.(a)	28,220	947,628
Idenix Pharmaceuticals Inc.(a)	4,372	37,993
I-Flow Corp.(a)	4,170	62,342
ImClone Systems Inc.(a)	12,562	336,159
Indevus Pharmaceuticals Inc.(a)	9,533	67,684
Isis Pharmaceuticals Inc.(a)	13,027	144,860
King Pharmaceuticals Inc.(a)	43,280	689,018
K-V Pharmaceutical Co. Class A(a)	6,907	164,248
Lilly (Eli) & Co.	177,573	9,251,553
Mannatech Inc.(b)	2,903	42,761
MannKind Corp.(a)	4,016	66,224
Medarex Inc.(a)	21,853	323,206
Medco Health Solutions Inc.(a)	54,510	2,913,014
Medicines Co. (The)(a)	8,951	283,926
Medicis Pharmaceutical Corp. Class A	9,843	345,785
Merck & Co. Inc.	394,032	17,179,795
MGI Pharma Inc.(a)	13,928	256,414
Mylan Laboratories Inc.	37,820	754,887
Nabi Biopharmaceuticals(a)	10,758	72,939
Nastech Pharmaceutical Co. Inc.(a)	3,911	59,173
NBTY Inc.(a)	10,015	416,324
Neurocrine Biosciences Inc.(a)	6,758	70,418
New River Pharmaceuticals Inc.(a)(b)	2,822	154,392
Noven Pharmaceuticals Inc.(a)	4,217	107,323
NPS Pharmaceuticals Inc.(a)	8,237	37,314
Nuvelo Inc.(a)	9,213	36,852
Omnicare Inc.	21,800	842,134
Onyx Pharmaceuticals Inc.(a)	7,815	82,683
OSI Pharmaceuticals Inc.(a)	10,321	361,029
Osiris Therapeutics Inc.(a)(b)	634	16,053
Pain Therapeutics Inc.(a)(b)	6,330	56,337
Par Pharmaceutical Companies Inc.(a)	6,252	139,857
Penwest Pharmaceuticals Co.(a)	4,086	67,909
Perrigo Co.	13,861	239,795
PetMed Express Inc.(a)	3,364	44,909
Pfizer Inc.	1,322,533	34,253,605
Pharmion Corp.(a)	4,291	110,450
POZEN Inc.(a)	4,525	76,880
Progenics Pharmaceuticals Inc.(a)	3,999	102,934
Renovis Inc.(a)	3,921	12,390
Rigel Pharmaceuticals Inc.(a)	4,397	52,192
Salix Pharmaceuticals Ltd.(a)	8,304	101,060
Santarus Inc.(a)	8,218	64,347
Schering-Plough Corp.	267,630	6,326,773
Sciele Pharma Inc.(a)	5,242	125,808
Sepracor Inc.(a)	19,643	1,209,616
Somaxon Pharmaceuticals Inc.(a)	865	12,274

Tanox Inc.(a)	4,317	85,908
Tiens Biotech Group (USA) Inc.(a)	633	2,488
Trimeris Inc.(a)	3,196	40,621
Trubion Pharmaceuticals Inc.(a)	847	15,254
United Therapeutics Inc.(a)	4,200	228,354
USANA Health Sciences Inc.(a)	1,634	84,412
Valeant Pharmaceuticals International	16,570	285,667
VCA Antech Inc.(a)	15,042	484,202
ViroPharma Inc.(a)	12,271	179,647
Watson Pharmaceuticals Inc.(a)	18,473	480,852
Wyeth	243,046	12,375,902
XenoPort Inc.(a)	3,575	87,766
Zymogenetics Inc.(a)	6,725	104,708

		146,295,140
PIPELINES—0.37%
El Paso Corp.	125,581	1,918,878
Equitable Resources Inc.	21,753	908,188
Kinder Morgan Inc.	19,207	2,031,140
National Fuel Gas Co.	15,152	583,958
ONEOK Inc.	20,088	866,195
Questar Corp.	15,391	1,278,223
Williams Companies Inc.	107,605	2,810,643

		10,397,225
REAL ESTATE—0.16%
Avatar Holdings Inc.(a)(b)	978	79,071
California Coastal Communities Inc.(a)	1,848	39,640
CB Richard Ellis Group Inc. Class A(a)	33,251	1,103,933
Consolidated-Tomoka Land Co.	970	70,228
Forest City Enterprises Inc. Class A	12,650	738,760
HouseValues Inc.(a)(b)	2,591	14,587
Jones Lang LaSalle Inc.	6,422	591,916
Realogy Corp.(a)	39,122	1,186,179
Resource Capital Corp.	712	12,068
St. Joe Co. (The)(b)	13,473	721,749
Tarragon Corp.	2,459	29,926

		4,588,057
REAL ESTATE INVESTMENT TRUSTS—2.50%
Acadia Realty Trust	5,652	141,413
Affordable Residential Communities Inc.(a)	6,113	71,216
Affordable Residential Communities LP Rights(b)(c)	6,068	5,360
Agree Realty Corp.	1,377	47,327
Alexander’s Inc.(a)	391	164,083
Alexandria Real Estate Equities Inc.	5,326	534,730
AMB Property Corp.	15,832	927,914
American Campus Communities Inc.	4,120	117,296
American Financial Realty Trust	23,174	265,111
American Home Mortgage Investment Corp.	8,016	281,522
Annaly Capital Management Inc.	35,788	497,811
Anthracite Capital Inc.	10,209	129,961
Anworth Mortgage Asset Corp.	8,125	77,269
Apartment Investment & Management Co. Class A	17,446	977,325
Arbor Realty Trust Inc.	2,116	63,670
Archstone-Smith Trust	38,587	2,246,149
Ashford Hospitality Trust Inc.	10,929	136,066
AvalonBay Communities Inc.	13,422	1,745,531
BioMed Realty Trust Inc.	11,692	334,391
Boston Properties Inc.	20,620	2,306,966
Brandywine Realty Trust	16,431	546,331
BRE Properties Inc. Class A	9,217	599,289

Camden Property Trust	10,167	750,833
Capital Lease Funding Inc.	5,963	69,171
Capital Trust Inc. Class A	1,912	95,485
CapitalSource Inc.	16,889	461,239
CBL & Associates Properties Inc.	11,641	504,637
CBRE Realty Finance Inc.	1,836	28,844
Cedar Shopping Centers Inc.	6,133	97,576
CentraCore Properties Trust	1,979	63,981
Colonial Properties Trust	8,183	383,619
Corporate Office Properties Trust	5,989	302,265
Cousins Properties Inc.	6,848	241,529
Crescent Real Estate Equities Co.	14,321	282,840
Crystal River Capital Inc.	1,349	34,440
Deerfield Triarc Capital Corp.	9,191	155,604
Developers Diversified Realty Corp.	19,820	1,247,669
DiamondRock Hospitality Co.	12,507	225,251
Digital Realty Trust Inc.	4,763	163,037
Douglas Emmett Inc.	13,958	371,143
Duke Realty Corp.	24,353	996,038
EastGroup Properties Inc.	4,235	226,827
Education Realty Trust Inc.	4,731	69,877
Entertainment Properties Trust	4,738	276,889
Equity Inns Inc.	9,727	155,243
Equity Lifestyle Properties Inc.	3,466	188,654
Equity Office Properties Trust	66,153	3,186,590
Equity One Inc.	6,824	181,928
Equity Residential	52,618	2,670,364
Essex Property Trust Inc.	4,135	534,449
Extra Space Storage Inc.	10,339	188,790
Federal Realty Investment Trust	9,568	813,280
FelCor Lodging Trust Inc.	10,896	237,969
Fieldstone Investment Corp.	8,707	38,137
First Industrial Realty Trust Inc.	8,136	381,497
First Potomac Realty Trust	4,343	126,425
Franklin Street Properties Corp.	10,428	219,509
General Growth Properties Inc.	30,962	1,617,145
Getty Realty Corp.	3,176	98,138
Glimcher Realty Trust(b)	6,590	176,019
Global Signal Inc.	3,009	158,484
GMH Communities Trust	7,064	71,700
Gramercy Capital Corp.	3,425	105,798
Health Care Property Investors Inc.	35,702	1,314,548
Health Care REIT Inc.	11,204	481,996
Healthcare Realty Trust Inc.	8,671	342,851
Hersha Hospitality Trust	5,681	64,423
Highland Hospitality Corp.	10,714	152,675
Highwoods Properties Inc.	9,786	398,877
Home Properties Inc.	6,251	370,497
HomeBanc Corp.	10,146	42,918
Hospitality Properties Trust	12,988	617,320
Host Hotels & Resorts Inc.	93,247	2,289,214
HRPT Properties Trust	37,965	468,868
Impac Mortgage Holdings Inc.	13,619	119,847
Inland Real Estate Corp.	12,121	226,905
Innkeepers USA Trust	7,696	119,288
Investors Real Estate Trust	8,310	85,261
iStar Financial Inc.	22,713	1,086,136
JER Investors Trust Inc.	4,619	95,475
Kilroy Realty Corp.	5,764	449,592
Kimco Realty Corp.	39,959	1,796,157
Kite Realty Group Trust	5,067	94,348
KKR Financial Corp.	14,558	390,009
LaSalle Hotel Properties	7,257	332,733

Lexington Corporate Properties Trust	9,470	212,317
Liberty Property Trust(b)	16,029	787,665
Longview Fibre Co.	11,851	260,129
LTC Properties Inc.	4,168	113,828
Luminent Mortgage Capital Inc.	7,946	77,156
Macerich Co. (The)	12,929	1,119,264
Mack-Cali Realty Corp.	11,209	571,659
Maguire Properties Inc.	6,781	271,240
Medical Properties Trust Inc.	7,119	108,921
MFA Mortgage Investments Inc.	14,188	109,106
Mid-America Apartment Communities Inc.	4,208	240,866
Mills Corp.	10,140	202,800
MortgageIT Holdings Inc.	5,237	77,246
National Health Investors Inc.	4,198	138,534
National Retail Properties Inc.	10,337	237,234
Nationwide Health Properties Inc.	15,101	456,352
New Century Financial Corp.	8,174	258,217
New Plan Excel Realty Trust Inc.	18,847	517,916
Newcastle Investment Corp.	7,821	244,954
Newkirk Realty Trust Inc.	3,458	62,382
NorthStar Realty Finance Corp.	7,559	125,253
NovaStar Financial Inc.(b)	6,513	173,571
Omega Healthcare Investors Inc.	10,355	183,491
Parkway Properties Inc.	2,563	130,739
Pennsylvania Real Estate Investment Trust	6,591	259,554
Post Properties Inc.	7,760	354,632
ProLogis	44,247	2,688,890
PS Business Parks Inc.	2,839	200,746
Public Storage Inc.	21,929	2,138,078
RAIT Financial Trust	4,963	171,124
Ramco-Gershenson Properties Trust	2,975	113,467
Realty Income Corp.	17,862	494,777
Reckson Associates Realty Corp.	15,015	684,684
Redwood Trust Inc.	3,463	201,131
Regency Centers Corp.	12,349	965,321
Republic Property Trust	4,675	53,950
Saul Centers Inc.	1,971	108,779
Senior Housing Properties Trust	12,140	297,187
Simon Property Group Inc.	39,930	4,044,510
SL Green Realty Corp.	8,260	1,096,763
Sovran Self Storage Inc.	3,201	183,353
Spirit Finance Corp.	17,396	216,928
Strategic Hotels & Resorts Inc.	13,072	284,839
Sun Communities Inc.	3,256	105,364
Sunstone Hotel Investors Inc.	10,346	276,549
Tanger Factory Outlet Centers Inc.	5,528	216,034
Taubman Centers Inc.	9,564	486,425
Thornburg Mortgage Inc.	20,176	507,023
Trustreet Properties Inc.	12,106	203,986
United Dominion Realty Trust Inc.	24,182	768,746
Universal Health Realty Income Trust	2,099	81,819
Urstadt Biddle Properties Inc. Class A	3,830	73,115
U-Store-It Trust	8,377	172,147
Ventas Inc.	18,704	791,553
Vornado Realty Trust	22,077	2,682,356
Washington Real Estate Investment Trust	8,142	325,680
Weingarten Realty Investors	14,471	667,258
Winston Hotels Inc.	5,283	70,000
Winthrop Realty Trust Inc.	6,280	43,018

		70,466,208
RETAIL—5.78%
Abercrombie & Fitch Co. Class A	15,824	1,101,825

AC Moore Arts & Crafts Inc.(a)	2,777	60,178
Advance Auto Parts Inc.	19,422	690,646
Aeropostale Inc.(a)	9,725	300,211
AFC Enterprises Inc.(a)	4,618	81,600
American Eagle Outfitters Inc.	30,846	962,704
America’s Car-Mart Inc.(a)(b)	1,612	19,118
AnnTaylor Stores Corp.(a)	13,087	429,777
Applebee’s International Inc.	13,488	332,749
Asbury Automotive Group Inc.	2,174	51,219
AutoNation Inc.(a)	28,362	604,678
AutoZone Inc.(a)	9,201	1,063,268
Barnes & Noble Inc.	9,460	375,657
Bebe Stores Inc.	4,209	83,296
Bed Bath & Beyond Inc.(a)	50,895	1,939,100
Best Buy Co. Inc.	72,431	3,562,881
Big 5 Sporting Goods Corp.	4,066	99,292
Big Lots Inc.(a)	20,431	468,279
BJ’s Restaurants Inc.(a)(b)	2,509	50,707
BJ’s Wholesale Club Inc.(a)	12,278	381,969
Blockbuster Inc. Class A(a)(b)	34,107	180,426
Bob Evans Farms Inc.	6,377	218,221
Bon-Ton Stores Inc. (The)	1,214	42,065
Books-A-Million Inc.	2,560	58,061
Borders Group Inc.	11,583	258,880
Brinker International Inc.	22,911	690,996
Brown Shoe Co. Inc.	5,031	240,180
Buckle Inc. (The)	1,772	90,106
Buffalo Wild Wings Inc.(a)	1,322	70,330
Build-A-Bear Workshop Inc.(a)(b)	2,646	74,141
Burger King Holdings Inc.(a)	4,517	95,309
Cabela’s Inc. Class A(a)	5,690	137,300
Cache Inc.(a)	2,169	54,746
California Pizza Kitchen Inc.(a)	3,525	117,418
CarMax Inc.(a)	18,998	1,018,863
Casey’s General Store Inc.	8,990	211,715
Cash America International Inc.	5,317	249,367
Casual Male Retail Group Inc.(a)	5,492	71,671
Cato Corp. Class A	5,464	125,180
CBRL Group Inc.	5,521	247,120
CEC Entertainment Inc.(a)	5,980	240,695
Charlotte Russe Holding Inc.(a)	3,037	93,388
Charming Shoppes Inc.(a)	22,238	300,880
Cheesecake Factory Inc. (The)(a)	14,348	352,961
Chico’s FAS Inc.(a)	32,270	667,666
Children’s Place Retail Stores Inc. (The)(a)	4,049	257,192
Chipotle Mexican Grill Inc. Class B(a)	4,356	226,512
Christopher & Banks Corp.	6,580	122,783
Circuit City Stores Inc.	32,041	608,138
Citi Trends Inc.(a)(b)	1,161	46,022
CKE Restaurants Inc.	12,276	225,878
Claire’s Stores Inc.	17,872	592,278
Coldwater Creek Inc.(a)	10,720	262,854
Conn’s Inc.(a)(b)	1,391	32,369
Copart Inc.(a)	12,849	385,470
Cosi Inc.(a)	6,145	31,278
Cost Plus Inc.(a)	3,967	40,860
Costco Wholesale Corp.	85,213	4,505,211
CSK Auto Corp.(a)	7,791	133,616
CVS Corp.	147,973	4,573,845
Darden Restaurants Inc.	26,793	1,076,275
Deb Shops Inc.	863	22,783
dELiA*s Inc.(a)	3,849	40,376
Denny’s Corp.(a)	16,446	77,461

Dick’s Sporting Goods Inc.(a)	6,579	322,305
Dillard’s Inc. Class A	11,293	394,916
Dollar General Corp.	56,879	913,477
Dollar Tree Stores Inc.(a)	19,039	573,074
Domino’s Pizza Inc.	6,785	189,980
Dress Barn Inc.(a)	8,222	191,819
DSW Inc. Class A(a)(b)	2,874	110,850
EZCORP Inc.(a)	6,315	102,619
Family Dollar Stores Inc.	28,008	821,475
Federated Department Stores Inc.	99,544	3,795,613
Finish Line Inc. (The) Class A	7,602	108,557
First Cash Financial Services Inc.(a)	4,961	128,341
Foot Locker Inc.	28,036	614,829
Fred’s Inc.	7,096	85,436
GameStop Corp. Class A(a)	11,823	651,566
Gap Inc. (The)	96,958	1,890,681
Genesco Inc.(a)	4,156	155,019
Group 1 Automotive Inc.	4,524	233,981
Guitar Center Inc.(a)	5,266	239,392
Haverty Furniture Companies Inc.	4,037	59,748
Hibbet Sporting Goods Inc.(a)	6,066	185,195
Home Depot Inc.	382,383	15,356,501
Hot Topic Inc.(a)	7,845	104,652
IHOP Corp.	3,303	174,068
Insight Enterprises Inc.(a)	8,665	163,509
J. Crew Group Inc.(a)	3,907	150,615
Jack in the Box Inc.(a)	6,384	389,679
Jo-Ann Stores Inc.(a)	4,273	105,116
Jos. A. Bank Clothiers Inc.(a)	3,245	95,241
Kenneth Cole Productions Inc. Class A	1,604	38,480
Kohl’s Corp.(a)	59,197	4,050,851
Krispy Kreme Doughnuts Inc.(a)(b)	9,786	108,625
Landry’s Restaurants Inc.	2,901	87,291
Limited Brands Inc.	61,551	1,781,286
Lithia Motors Inc. Class A	2,818	81,046
Longs Drug Stores Corp.	5,661	239,913
Lowe’s Companies Inc.	280,266	8,730,286
Luby’s Inc.(a)	3,866	42,101
MarineMax Inc.(a)	2,919	75,690
McCormick & Schmick’s Seafood Restaurants Inc.(a)	2,119	50,941
McDonald’s Corp.	221,695	9,827,739
Men’s Wearhouse Inc. (The)	8,642	330,643
Morton’s Restaurant Group Inc.(a)	1,824	30,370
Movado Group Inc.	3,197	92,713
MSC Industrial Direct Co. Inc. Class A	6,771	265,085
New York & Co. Inc.(a)	3,862	50,515
99 Cents Only Stores(a)	8,423	102,508
Nordstrom Inc.	42,595	2,101,637
Nu Skin Enterprises Inc. Class A	10,293	187,641
O’Charley’s Inc.(a)	4,126	87,801
Office Depot Inc.(a)	51,965	1,983,504
OfficeMax Inc.	12,871	639,045
O’Reilly Automotive Inc.(a)	20,391	653,735
OSI Restaurant Partners Inc.	11,927	467,538
P.F. Chang’s China Bistro Inc.(a)(b)	4,748	182,228
Pacific Sunwear of California Inc.(a)	13,015	254,834
Panera Bread Co. Class A(a)	5,467	305,660
Pantry Inc. (The)(a)	4,061	190,217
Papa John’s International Inc.(a)	4,320	125,323
Payless ShoeSource Inc.(a)	12,081	396,498
Penney (J.C.) Co. Inc.	42,372	3,277,898
Pep Boys-Manny, Moe & Jack Inc.	9,681	143,860

PetSmart Inc.	25,218	727,791
Pier 1 Imports Inc.	15,593	92,778
PriceSmart Inc.(a)	1,415	25,343
RadioShack Corp.	24,517	411,395
Rare Hospitality International Inc.(a)	6,074	200,017
Red Robin Gourmet Burgers Inc.(a)(b)	2,926	104,897
Regis Corp.	8,301	328,222
Restoration Hardware Inc.(a)	5,312	45,205
Retail Ventures Inc.(a)(b)	3,580	68,163
Rite Aid Corp.(a)	95,676	520,477
Ross Stores Inc.	25,909	759,134
Ruby Tuesday Inc.(b)	10,734	294,541
Rush Enterprises Inc. Class A(a)	3,926	66,428
Ruth’s Chris Steak House Inc.(a)	3,160	57,765
Saks Inc.	24,591	438,212
Sally Beauty Co. Inc.(a)	14,004	109,231
School Specialty Inc.(a)	4,103	153,821
Sears Holdings Corp.(a)	15,381	2,582,931
Select Comfort Corp.(a)	9,620	167,292
Shoe Carnival Inc.(a)	1,479	46,736
Smart & Final Inc.(a)	2,512	47,477
Sonic Automotive Inc.	5,400	156,816
Sonic Corp.(a)	12,914	309,290
Stage Stores Inc.	5,252	159,608
Staples Inc.	131,476	3,510,409
Starbucks Corp.(a)	138,671	4,911,727
Steak n Shake Co. (The)(a)	5,001	88,018
Stein Mart Inc.	4,699	62,309
Susser Holdings Corp.(a)	1,375	24,750
Syms Corp.(a)	1,192	23,733
Systemax Inc.(a)	1,769	30,869
Talbots Inc. (The)	4,034	97,219
Target Corp.	156,826	8,946,923
Texas Roadhouse Inc. Class A(a)	9,356	124,061
Tiffany & Co.	25,626	1,005,564
Tim Hortons Inc.	34,499	999,091
TJX Companies Inc.	82,677	2,357,948
Tractor Supply Co.(a)	6,490	290,168
Triarc Companies Inc. Class B	10,997	219,940
Tuesday Morning Corp.	5,373	83,550
Tween Brands Inc.(a)	6,028	240,698
Under Armour Inc. Class A(a)	3,677	185,505
United Auto Group Inc.	9,778	230,467
Urban Outfitters Inc.(a)	20,740	477,642
Walgreen Co.	182,476	8,373,824
Wal-Mart Stores Inc.	443,858	20,497,362
Wendy’s International Inc.	20,894	691,382
West Marine Inc.(a)(b)	2,586	44,660
Wet Seal Inc. Class A(a)	12,120	80,840
Williams-Sonoma Inc.	17,327	544,761
World Fuel Services Corp.	4,903	217,987
Yum! Brands Inc.	49,090	2,886,492
Zale Corp.(a)	8,516	240,236
Zumiez Inc.(a)	2,599	76,774

		162,558,275
SAVINGS & LOANS—0.63%
Abington Community Bancorp Inc.	1,262	24,205
Anchor BanCorp Wisconsin Inc.	3,482	100,351
Astoria Financial Corp.	16,508	497,881
BankAtlantic Bancorp Inc. Class A	8,409	116,128
BankFinancial Corp.	4,338	77,260
BankUnited Financial Corp. Class A	5,582	156,073

Berkshire Hills Bancorp Inc.	1,516	50,725
BFC Financial Corp. Class A(a)	2,884	18,429
Brookline Bancorp Inc.	11,003	144,910
Capitol Federal Financial	3,956	151,990
Charter Financial Corp.	706	36,373
Citizens First Bancorp Inc.	1,488	45,741
Clifton Savings Bancorp Inc.	2,338	28,500
Dime Community Bancshares Inc.	4,413	61,826
Downey Financial Corp.	3,833	278,199
Fidelity Bankshares Inc.	4,540	180,102
First Financial Holdings Inc.	2,137	83,728
First Niagara Financial Group Inc.	19,867	295,224
First Place Financial Corp.	3,237	76,037
FirstFed Financial Corp.(a)	2,938	196,758
Flagstar Bancorp Inc.	7,292	108,213
Flushing Financial Corp.	3,388	57,833
Franklin Bank Corp.(a)	4,175	85,755
Home Federal Bancorp Inc.	1,146	19,665
Hudson City Bancorp Inc.	104,441	1,449,641
Investors Bancorp Inc.(a)	9,512	149,624
Kearny Financial Corp.	3,929	63,100
KNBT Bancorp Inc.	5,218	87,297
MAF Bancorp Inc.	6,035	269,704
NASB Financial Inc.	705	29,152
New York Community Bancorp Inc.(b)	53,029	853,767
NewAlliance Bancshares Inc.	20,005	328,082
Northwest Bancorp Inc.	3,351	92,018
OceanFirst Financial Corp.	1,534	35,175
Partners Trust Financial Group Inc.	7,998	93,097
PennFed Financial Services Inc.	1,665	32,168
People’s Bank	10,522	469,492
PFF Bancorp Inc.	4,342	149,842
Provident Financial Services Inc.	12,145	220,189
Provident New York Bancorp	7,577	113,503
Rockville Financial Inc.	1,537	27,435
Roma Financial Corp.(a)	1,847	30,586
Sovereign Bancorp Inc.	70,730	1,795,835
TierOne Corp.	3,268	103,301
United Community Financial Corp.	4,841	59,254
ViewPoint Financial Group(a)	2,134	36,150
Washington Federal Inc.	15,826	372,386
Washington Mutual Inc.	173,564	7,895,426
Wauwatosa Holdings Inc.(a)	1,893	33,733
Westfield Financial Inc.	687	23,770
Willow Financial Bancorp Inc.	2,673	39,881
WSFS Financial Corp.	1,098	73,489

		17,819,003
SEMICONDUCTORS—2.59%
Actel Corp.(a)	4,645	84,353
Advanced Analogic Technologies Inc.(a)	6,610	35,628
Advanced Micro Devices Inc.(a)	98,923	2,013,083
Agere Systems Inc.(a)	30,530	585,260
Altera Corp.(a)	64,771	1,274,693
AMIS Holdings Inc.(a)	7,751	81,928
Amkor Technology Inc.(a)	18,315	171,062
ANADIGICS Inc.(a)	8,406	74,477
Analog Devices Inc.	61,977	2,037,184
Applied Materials Inc.	249,532	4,603,865
Applied Micro Circuits Corp.(a)	52,806	187,989
Asyst Technologies Inc.(a)	8,693	63,546
Atmel Corp.(a)	77,668	469,891
ATMI Inc.(a)	6,550	199,972

Axcelis Technologies Inc.(a)	18,020	105,057
Bookham Inc.(a)(b)	12,456	50,696
Broadcom Corp. Class A(a)	82,277	2,658,370
Brooks Automation Inc.(a)	13,298	191,491
Cabot Microelectronics Corp.(a)	4,298	145,874
Cirrus Logic Inc.(a)	15,650	107,672
Cohu Inc.	4,042	81,487
Conexant Systems Inc.(a)	85,880	175,195
Credence Systems Corp.(a)	17,853	92,836
Cree Inc.(a)	13,765	238,410
Cypress Semiconductor Corp.(a)	25,291	426,659
Diodes Inc.(a)	3,518	124,819
DSP Group Inc.(a)	5,423	117,679
EMCORE Corp.(a)	7,306	40,402
Emulex Corp.(a)	15,318	298,854
Entegris Inc.(a)	24,601	266,183
Exar Corp.(a)	5,564	72,332
Fairchild Semiconductor International Inc. Class A(a)	22,059	370,812
FormFactor Inc.(a)	8,312	309,622
Genesis Microchip Inc.(a)	6,319	64,075
Hittite Microwave Corp.(a)	2,286	73,884
Ikanos Communications Inc.(a)	3,637	31,606
Integrated Device Technology Inc.(a)	36,140	559,447
Intel Corp.	1,050,065	21,263,816
International Rectifier Corp.(a)	12,941	498,617
Intersil Corp. Class A	25,535	610,797
IXYS Corp.(a)	4,854	43,201
KLA-Tencor Corp.	35,913	1,786,672
Kopin Corp.(a)	12,234	43,675
Kulicke & Soffa Industries Inc.(a)	10,160	85,344
Lam Research Corp.(a)	25,378	1,284,634
Lattice Semiconductor Corp.(a)	20,421	132,328
Linear Technology Corp.	54,747	1,659,929
LSI Logic Corp.(a)	71,501	643,509
LTX Corp.(a)	11,022	61,723
Mattson Technology Inc.(a)	9,405	87,655
Maxim Integrated Products Inc.	57,844	1,771,183
MEMC Electronic Materials Inc.(a)	26,494	1,036,975
Micrel Inc.(a)	12,992	140,054
Microchip Technology Inc.	38,626	1,263,070
Micron Technology Inc.(a)	130,670	1,824,153
Microsemi Corp.(a)	12,601	247,610
Microtune Inc.(a)	9,475	44,533
Mindspeed Technologies Inc.(a)	19,715	37,656
MIPS Technologies Inc. Class A(a)	7,742	64,259
MKS Instruments Inc.(a)	6,459	145,844
Monolithic Power Systems Inc.(a)	3,932	43,685
MoSys Inc.(a)	4,041	37,379
National Semiconductor Corp.	60,568	1,374,894
NetLogic Microsystems Inc.(a)	2,833	61,448
Nextest Systems Corp.(a)	1,116	12,577
Novellus Systems Inc.(a)	22,903	788,321
NVIDIA Corp.(a)	63,607	2,354,095
OmniVision Technologies Inc.(a)	9,525	130,016
ON Semiconductor Corp.(a)	27,237	206,184
Pericom Semiconductor Corp.(a)	4,718	54,115
Photronics Inc.(a)	7,417	121,194
PLX Technology Inc.(a)	4,517	58,902
PMC-Sierra Inc.(a)	36,922	247,747
PortalPlayer Inc.(a)	4,373	58,817
QLogic Corp.(a)	29,076	637,346
Rambus Inc.(a)	15,992	302,729

Rudolph Technologies Inc.(a)	4,336	69,029
Semitool Inc.(a)	3,953	52,614
Semtech Corp.(a)	12,934	169,047
Silicon Image Inc.(a)	14,543	184,987
Silicon Laboratories Inc.(a)	9,086	314,830
SiRF Technology Holdings Inc.(a)	9,338	238,306
Skyworks Solutions Inc.(a)	28,687	203,104
Spansion Inc. Class A(a)	7,814	116,116
Staktek Holdings Inc.(a)	2,122	10,928
Standard Microsystems Corp.(a)	3,984	111,472
Supertex Inc.(a)	2,132	83,681
Techwell Inc.(a)	970	15,578
Teradyne Inc.(a)	35,809	535,703
Tessera Technologies Inc.(a)	8,380	338,049
Texas Instruments Inc.	281,443	8,105,558
Transmeta Corp.(a)	34,954	38,799
TranSwitch Corp.(a)	22,707	31,790
TriQuint Semiconductor Inc.(a)	24,929	112,181
Ultratech Inc.(a)	4,253	53,077
Varian Semiconductor Equipment Associates Inc.(a)	10,360	471,587
Veeco Instruments Inc.(a)	5,417	101,460
Virage Logic Corp.(a)	2,770	25,733
Volterra Semiconductor Corp.(a)	3,356	50,340
Xilinx Inc.	61,859	1,472,863
Zoran Corp.(a)	8,781	128,027

		72,787,938
SOFTWARE—3.87%
Activision Inc.(a)	49,864	859,655
Actuate Corp.(a)	10,102	60,006
Acxiom Corp.	14,313	367,128
Adobe Systems Inc.(a)	108,271	4,452,104
Advent Software Inc.(a)	3,670	129,514
Allscripts Healthcare Solutions Inc.(a)	8,266	223,099
Altiris Inc.(a)	4,175	105,962
American Reprographics Co.(a)	4,685	156,057
ANSYS Inc.(a)	5,928	257,809
Aspen Technology Inc.(a)	9,523	104,943
Autodesk Inc.(a)	41,657	1,685,442
Automatic Data Processing Inc.	104,152	5,129,486
Avid Technology Inc.(a)	7,674	285,933
BEA Systems Inc.(a)	70,097	881,820
Blackbaud Inc.	7,769	201,994
Blackboard Inc.(a)	4,935	148,247
BMC Software Inc.(a)	38,314	1,233,711
Borland Software Corp.(a)	13,879	75,502
Bottomline Technologies Inc.(a)	3,636	41,632
CA Inc.	75,040	1,699,656
Cerner Corp.(a)	11,621	528,756
Citrix Systems Inc.(a)	32,921	890,513
CommVault Systems Inc.(a)	2,347	46,963
Computer Programs & Systems Inc.	1,632	55,472
Compuware Corp.(a)	64,609	538,193
Concur Technologies Inc.(a)	5,706	91,524
Convera Corp.(a)	4,993	22,918
CSG Systems International Inc.(a)	8,487	226,858
Dendrite International Inc.(a)	6,690	71,650
Digi International Inc.(a)	4,581	63,172
DivX Inc.(a)	1,670	38,527
Dun & Bradstreet Corp.(a)	11,309	936,272
Eclipsys Corp.(a)	8,101	166,557
eFunds Corp.(a)	8,302	228,305

Electronic Arts Inc.(a)	54,913	2,765,419
Emageon Inc.(a)	3,701	56,847
Epicor Software Corp.(a)	10,162	137,289
EPIQ Systems Inc.(a)	2,675	45,395
Fair Isaac Corp.	11,785	479,060
FalconStor Software Inc.(a)	6,649	57,514
Fidelity National Information Services Inc.	33,953	1,361,176
First Data Corp.	138,469	3,533,729
Fiserv Inc.(a)	31,635	1,658,307
Global Payments Inc.	12,204	565,045
Hyperion Solutions Corp.(a)	10,726	385,492
IMS Health Inc.	36,089	991,726
Infocrossing Inc.(a)	3,007	49,014
Informatica Corp.(a)	15,356	187,497
infoUSA Inc.	6,026	71,770
Innerworkings Inc.(a)	1,920	30,643
InPhonic Inc.(a)(b)	4,245	47,077
Inter-Tel Inc.	3,719	82,413
Intuit Inc.(a)	62,759	1,914,777
INVESTools Inc.(a)	8,098	111,671
JDA Software Group Inc.(a)	5,250	72,293
Keane Inc.(a)	7,698	91,683
Lawson Software Inc.(a)	22,196	164,028
ManTech International Corp. Class A(a)	3,247	119,587
MapInfo Corp.(a)	3,843	50,151
MasterCard Inc. Class A	11,069	1,090,186
Microsoft Corp.	1,601,764	47,828,673
MicroStrategy Inc. Class A(a)	1,784	203,394
Midway Games Inc.(a)(b)	6,356	44,365
MoneyGram International Inc.	15,279	479,149
NAVTEQ Corp.(a)(b)	16,728	584,978
Neoware Inc.(a)	3,524	46,552
Novell Inc.(a)	61,385	380,587
Nuance Communications Inc.(a)(b)	22,468	257,483
Omnicell Inc.(a)	4,848	90,318
Omniture Inc.(a)	2,503	35,242
Open Solutions Inc.(a)	3,600	135,504
OPNET Technologies Inc.(a)	2,271	32,816
Oracle Corp.(a)	717,646	12,300,452
Packeteer Inc.(a)	6,201	84,334
Parametric Technology Corp.(a)	20,163	363,337
Paychex Inc.	60,626	2,397,152
PDF Solutions Inc.(a)	3,718	53,725
Pegasystems Inc.	2,588	25,544
Per-Se Technologies Inc.(a)	6,003	166,763
Phase Forward Inc.(a)	6,079	91,063
Progress Software Corp.(a)	7,369	205,816
QAD Inc.	2,728	22,888
Quality Systems Inc.	2,907	108,344
Quest Software Inc.(a)	11,935	174,848
Red Hat Inc.(a)	33,087	761,001
Renaissance Learning Inc.(b)	1,399	24,804
Salesforce.com Inc.(a)	15,217	554,660
Schawk Inc.	2,761	53,950
SEI Investments Co.	11,282	671,956
Smith Micro Software Inc.(a)	3,569	50,644
SPSS Inc.(a)	3,453	103,832
Sybase Inc.(a)	16,293	402,437
Synchronoss Technologies Inc.(a)	1,448	19,867
SYNNEX Corp.(a)	2,208	48,444
Take-Two Interactive Software Inc.(a)	12,817	227,630
Taleo Corp. Class A(a)	2,474	33,820
THQ Inc.(a)	11,604	377,362

Total System Services Inc.	6,725	177,473
Transaction Systems Architects Inc. Class A(a)	6,707	218,447
Trident Microsystems Inc.(a)	10,217	185,745
Ulticom Inc.(a)	2,279	21,856
Ultimate Software Group Inc.(a)	4,250	98,855
VA Software Corp.(a)	12,274	61,738
VeriFone Holdings Inc.(a)	6,931	245,357
Verint Systems Inc.(a)	2,333	79,975
Wind River Systems Inc.(a)	13,507	138,447
Witness Systems Inc.(a)	6,012	105,390

		108,902,186
STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc.(a)	6,283	169,264

		169,264
TELECOMMUNICATIONS—5.89%
Acme Packet Inc.(a)	2,459	50,754
Adaptec Inc.(a)	20,408	95,101
ADC Telecommunications Inc.(a)	21,282	309,227
ADTRAN Inc.	11,716	265,953
Aeroflex Inc.(a)	13,477	157,950
Alaska Communications Systems Group Inc.	7,505	114,001
Alltel Corp.	70,340	4,254,163
American Tower Corp. Class A(a)	75,801	2,825,861
Anaren Inc.(a)	3,028	53,777
Andrew Corp.(a)	28,568	292,251
Anixter International Inc.(a)	5,940	322,542
Arris Group Inc.(a)	19,123	239,229
AT&T Inc.	701,817	25,089,958
Atheros Communications Inc.(a)	9,184	195,803
Atlantic Tele-Network Inc.	1,239	36,303
Avanex Corp.(a)	29,398	55,562
Avaya Inc.(a)	83,145	1,162,367
BellSouth Corp.	326,576	15,384,995
Black Box Corp.	3,164	132,856
Broadwing Corp.(a)	13,639	213,041
CalAmp Corp.(a)	4,150	35,026
Carrier Access Corp.(a)	3,677	24,121
Cbeyond Inc.(a)	2,916	89,200
C-COR Inc.(a)	8,531	95,035
Centennial Communications Corp.	4,083	29,357
CenturyTel Inc.	20,874	911,359
Ciena Corp.(a)	15,097	418,338
Cincinnati Bell Inc.(a)	44,101	201,542
Cisco Systems Inc.(a)	1,101,872	30,114,162
Citizens Communications Co.	58,505	840,717
Commonwealth Telephone Enterprises Inc.	3,865	161,789
CommScope Inc.(a)	10,515	320,497
Comtech Telecommunications Corp.(a)	4,078	155,250
Comverse Technology Inc.(a)	36,401	768,425
Consolidated Communications Holdings Inc.	3,701	77,351
Corning Inc.(a)	281,507	5,266,996
CPI International Inc.(a)	1,278	19,170
Crown Castle International Corp.(a)	36,364	1,174,557
CT Communications Inc.	3,435	78,730
Ditech Networks Inc.(a)	5,741	39,728
Dobson Communications Corp. Class A(a)(b)	26,572	231,442
Embarq Corp.	26,859	1,411,709
EMS Technologies Inc.(a)	2,714	54,361
Eschelon Telecom Inc.(a)	1,630	32,290
Essex Corp.(a)	3,449	82,466
Extreme Networks Inc.(a)	21,298	89,239

FairPoint Communications Inc.	4,900	92,855
FiberTower Corp.(a)(b)	21,229	124,827
Finisar Corp.(a)	40,657	131,322
Foundry Networks Inc.(a)	26,401	395,487
General Communication Inc. Class A(a)	9,562	150,410
Globalstar Inc.(a)	3,495	48,615
Golden Telecom Inc.	3,929	184,034
Harmonic Inc.(a)	13,226	96,153
Harris Corp.	24,248	1,112,013
Hypercom Corp.(a)	9,590	60,897
I.D. Systems Inc.(a)	1,990	37,452
IDT Corp. Class B(a)	8,796	115,052
InterDigital Communications Corp.(a)	9,358	313,961
Iowa Telecommunications Services Inc.	5,597	110,317
iPCS Inc.(a)	2,953	163,478
Ixia(a)	7,647	73,411
JDS Uniphase Corp.(a)	36,807	613,205
Juniper Networks Inc.(a)	102,073	1,933,263
Leap Wireless International Inc.(a)	8,904	529,521
Level 3 Communications Inc.(a)	211,639	1,185,178
Lightbridge Inc.(a)	4,855	65,737
Loral Space & Communications Inc.(a)	2,037	82,947
MasTec Inc.(a)	7,147	82,476
Motorola Inc.	446,108	9,171,980
MRV Communications Inc.(a)(b)	22,274	78,850
NETGEAR Inc.(a)	5,957	156,371
NeuStar Inc. Class A(a)	11,284	366,053
Newport Corp.(a)	7,300	152,935
NII Holdings Inc. Class B(a)	24,801	1,598,176
North Pittsburgh Systems Inc.	2,690	64,937
Novatel Wireless Inc.(a)	5,293	51,183
NTELOS Holdings Corp.(a)	2,701	48,294
NTL Inc.	52,496	1,324,999
Oplink Communications Inc.(a)	2,897	59,562
Optical Communication Products Inc.(a)	3,547	5,817
Optium Corp.(a)	1,105	27,559
ORBCOMM Inc.(a)	1,689	14,897
ParkerVision Inc.(a)(b)	3,374	37,620
Plantronics Inc.	8,381	177,677
Polycom Inc.(a)	15,789	488,038
Powerwave Technologies Inc.(a)	22,706	146,454
Premiere Global Services Inc.(a)	12,931	122,069
QUALCOMM Inc.	302,689	11,438,617
Qwest Communications International Inc.(a)	285,146	2,386,672
Radyne Corp.(a)	3,242	34,819
RCN Corp.(a)	5,244	158,107
RF Micro Devices Inc.(a)	34,217	232,333
SafeNet Inc.(a)	4,907	117,474
SAVVIS Inc.(a)	5,919	211,367
SBA Communications Corp.(a)	18,608	511,720
Shenandoah Telecommunications Co.	1,377	64,733
Sirenza Microdevices Inc.(a)	4,396	34,553
Sonus Networks Inc.(a)	45,149	297,532
Sprint Nextel Corp.	523,495	9,888,821
Stratex Networks Inc.(a)	17,176	82,960
SureWest Communications	2,632	72,485
Sycamore Networks Inc.(a)	32,938	123,847
Symmetricom Inc.(a)	8,215	73,278
Syniverse Holdings Inc.(a)	4,206	63,048
Tekelec(a)	10,320	153,046
TeleCorp PCS Inc. Escrow(c)	6,715	1
Telephone & Data Systems Inc.	19,668	1,068,562
Tellabs Inc.(a)	80,552	826,464

3Com Corp.(a)	70,998	291,802
Time Warner Telecom Inc. Class A(a)	25,387	505,963
United States Cellular Corp.(a)	2,806	195,270
USA Mobility Inc.(b)	4,876	109,076
UTStarcom Inc.(a)(b)	21,549	188,554
Verizon Communications Inc.	526,647	19,612,334
Viasat Inc.(a)	3,978	118,584
Vonage Holdings Corp.(a)	5,580	38,725
Windstream Corp.	79,799	1,134,742
Wireless Facilities Inc.(a)	10,218	29,121
Zhone Technologies Inc.(a)	19,831	25,979

		165,861,222
TEXTILES—0.07%
Cintas Corp.	25,256	1,002,916
G&K Services Inc. Class A	3,844	149,493
Mohawk Industries Inc.(a)	9,576	716,859
UniFirst Corp.	1,664	63,914

		1,933,182
TOYS, GAMES & HOBBIES—0.11%
Hasbro Inc.	28,980	789,705
JAKKS Pacific Inc.(a)	4,905	107,125
LeapFrog Enterprises Inc.(a)	6,093	57,762
Marvel Entertainment Inc.(a)	8,393	225,856
Mattel Inc.	70,157	1,589,758
RC2 Corp.(a)	3,683	162,052
Topps Co. Inc. (The)	6,167	54,886

		2,987,144
TRANSPORTATION—1.46%
ABX Air Inc.(a)	10,398	72,058
Alexander & Baldwin Inc.	7,952	352,592
American Commercial Lines Inc.(a)	5,567	364,694
Arkansas Best Corp.	4,554	163,944
Atlas Air Worldwide Holdings Inc.(a)	3,550	157,975
Bristow Group Inc.(a)	4,167	150,387
Burlington Northern Santa Fe Corp.	65,887	4,863,119
C.H. Robinson Worldwide Inc.	31,370	1,282,719
Celadon Group Inc.(a)	4,103	68,725
Con-way Inc.	8,671	381,871
CSX Corp.	80,068	2,756,741
Dynamex Inc.(a)	1,991	46,510
EGL Inc.(a)	5,605	166,917
Expeditors International Washington Inc.	38,488	1,558,764
FedEx Corp.	55,129	5,988,112
Florida East Coast Industries Inc.	6,359	378,996
Forward Air Corp.	5,608	162,239
Genesee & Wyoming Inc. Class A(a)	6,423	168,540
GulfMark Offshore Inc.(a)	2,830	105,870
Heartland Express Inc.	10,840	162,817
Horizon Lines Inc. Class A	2,579	69,530
Hub Group Inc. Class A(a)	7,111	195,908
Hunt (J.B.) Transport Services Inc.	18,866	391,847
Kansas City Southern Industries Inc.(a)	13,668	396,099
Kirby Corp.(a)	9,580	326,965
Knight Transportation Inc.(b)	10,239	174,575
Laidlaw International Inc.	14,821	451,003
Landstar System Inc.	10,689	408,106
Marten Transport Ltd.(a)	2,736	50,151
Norfolk Southern Corp.	74,990	3,771,247
Old Dominion Freight Line Inc.(a)	5,000	120,350
Overseas Shipholding Group Inc.	5,355	301,487

P.A.M. Transportation Services Inc.(a)	915	20,148
Pacer International Inc.	6,731	200,382
Patriot Transportation Holding Inc.(a)	242	22,593
PHI Inc.(a)	2,490	81,498
Quality Distribution Inc.(a)	1,503	20,020
RailAmerica Inc.(a)	6,936	111,531
Ryder System Inc.	11,005	561,915
Saia Inc.(a)	2,636	61,182
SIRVA Inc.(a)	8,869	30,864
Swift Transportation Co. Inc.(a)	9,551	250,905
U.S. Xpress Enterprises Inc. Class A(a)	1,612	26,550
Union Pacific Corp.	48,639	4,475,761
United Parcel Service Inc. Class B	116,367	8,725,198
Universal Truckload Services Inc.(a)	1,102	26,173
USA Truck Inc.(a)	1,525	24,476
Werner Enterprises Inc.	9,149	159,925
YRC Worldwide Inc.(a)	10,390	392,015

		41,201,994
TRUCKING & LEASING—0.02%
AMERCO(a)	1,864	162,187
GATX Corp.	8,176	354,266
Greenbrier Companies Inc. (The)	2,462	73,860
Interpool Inc.	2,128	49,710
TAL International Group Inc.	2,867	76,520

		716,543
WATER—0.04%
American States Water Co.	2,972	114,779
Aqua America Inc.	23,375	532,483
California Water Service Group	3,436	138,814
PICO Holdings Inc.(a)	1,922	66,828
SJW Corp.	2,698	104,574
Southwest Water Co.	4,060	55,866

		1,013,344

TOTAL COMMON STOCKS
(Cost: $2,564,738,593)		2,808,153,060

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.71%

CERTIFICATES OF DEPOSIT (d)—0.01%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$90,301	90,301
Washington Mutual Bank
5.33%, 03/19/07	322,503	322,503

		412,804
COMMERCIAL PAPER(d)—0.13%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(e)	135,594	133,654
Aspen Funding Corp.
5.26%, 02/21/07(e)	83,851	83,252
Beta Finance Inc.
5.27%, 01/25/07(e)	25,800	25,713
BNP Paribas Finance Inc.
5.12%, 06/06/07	45,150	44,156

CAFCO LLC
5.26%, 01/30/07(e)	64,501	64,237
Cantabric Finance LLC
5.25%-5.26%, 01/25/07-03/06/07(e)	154,801	153,680
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(e)	152,221	150,353
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(e)	12,900	12,883
Curzon Funding LLC
5.24%, 02/27/07(e)	70,757	70,180
Edison Asset Securitization LLC
5.21%, 04/11/07(e)	53,462	52,696
Eureka Securitization
5.26%, 02/09/07(e)	161,252	160,356
Five Finance Inc.
5.22%, 04/20/07(e)	59,341	58,411
General Electric Capital Corp.
5.12%, 06/04/07(e)	96,751	94,648
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(e)	211,562	209,517
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(e)	251,552	246,338
KKR Atlantic Funding Trust
5.32%, 01/03/07(e)	96,751	96,737
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(e)	424,538	421,992
Lockhart Funding LLC
5.28%, 02/09/07(e)	129,001	128,282
Nationwide Building Society
5.21%, 04/13/07(e)	122,551	120,760
Nestle Capital Corp.
5.19%, 08/09/07(e)	77,401	74,957
Norddeutsche Landesbank
5.27%, 02/15/07	122,551	121,763
Polonius Inc.
5.26%, 02/20/07(e)	36,482	36,220
Regency Markets No. 1 LLC
5.32%, 01/22/07(e)	42,871	42,744
Sedna Finance Inc.
5.22%, 04/17/07(e)	73,531	72,411
Societe Generale
5.18%, 05/16/07	322,503	316,285
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(e)	327,338	324,185
Thornburg Mortgage Capital Resources
5.28%, 01/17/07-03/12/07(e)	158,930	157,832
Three Pillars Funding Corp.
5.26%, 02/14/07(e)	75,387	74,913

		3,549,155
MEDIUM-TERM NOTES (d)—0.01%
Bank of America N.A.
5.28%, 04/20/07	32,250	32,250
Cullinan Finance Corp.
5.71%, 06/28/07(e)	96,751	96,751
K2 USA LLC
5.39%, 06/04/07(e)	96,751	96,751
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(e)	150,931	150,931

		376,683

MONEY MARKET FUNDS—0.10%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(f)(g)	2,679,814	2,679,814

		2,679,814
REPURCHASE AGREEMENTS (d)—0.12%
Banc of America Securities LLC, 5.36%, due 1/2/07, maturity value $258,156 (collateralized by non-U.S. Government debt securities, value $266,046, 4.25% to 8.00%, 3/1/08 to 7/15/17).	$258,002	258,002
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $193,617 (collateralized by U.S. Government obligations, value $197,491, 0.00% to 11.00%, 1/1/08 to 1/1/37).	193,502	193,502
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $451,773 (collateralized by non-U.S. Government debt securities, value $496,951, 1.00% to 8.84%, 8/3/14 to 12/25/46).	451,504	451,504
BNP Securities Corp., 5.36%, due 1/2/07, maturity value $12,908 (collateralized by non-U.S. Government debt securities, value $13,561, 5.46%, 3/15/08).	12,900	12,900
Citigroup Global Markets Holdings Inc., 5.36%, due 1/2/07, maturity value $451,773 (collateralized by non-U.S. Government debt securities, value $474,621, 3.78% to 7.41%, 11/25/19 to 10/25/45).	451,504	451,504
Citigroup Global Markets Holdings Inc., 5.42%, due 1/2/07, maturity value $141,986 (collateralized by non-U.S. Government debt securities, value $158,282, 0.00% to 10.00%, 6/1/28 to 11/16/36).	141,901	141,901
Citigroup Global Markets Holdings Inc., 5.46%, due 1/2/07, maturity value $77,448 (collateralized by non-U.S. Government debt securities, value $86,336, 0.00% to 10.00%, 6/1/28 to 11/16/36).	77,401	77,401
Goldman Sachs & Co. Inc., 5.35%, due 1/2/07, maturity value $258,155 (collateralized by non-U.S. Government debt securities, value $268,457, 0.00% to 10.00%, 1/23/07 to 5/15/44).	258,002	258,002
Goldman Sachs Group Inc., 5.36%, due 1/2/07, maturity value $47,897 (collateralized by non-U.S. Government debt securities, value $49,793, 0.00% to 10.00%, 1/23/07 to 5/15/44).	47,868	47,868
Goldman Sachs Group Inc., 5.46%, due 1/2/07, maturity value $77,448 (collateralized by non-U.S. Government debt securities, value $80,538, 0.00% to 10.00%, 1/23/07 to 5/15/44).	77,401	77,401
Greenwich Capital Markets Inc., 5.46%, due 1/2/07, maturity value $64,540 (collateralized by non-U.S. Government debt securities, value $71,376, 5.58%, 1/8/36).	64,501	64,501
HSBC Securities Inc., 5.36%, due 1/2/07, maturity value $64,539 (collateralized by non-U.S. Government debt securities, value $67,810, 3.16% to 5.32%, 5/15/34 to 6/1/46).	64,501	64,501

JP Morgan Securities Inc., 5.41%, due 1/2/07, maturity value $32,269 (collateralized by non-U.S. Government debt securities, value $33,905, 5.75% to 8.75%, 10/1/08 to 9/15/25).	32,250	32,250
Lehman Brothers Holdings Inc., 5.36%, due 1/2/07, maturity value $258,156 (collateralized by non-U.S. Government debt securities, value $266,049, 3.34% to 8.75%, 6/15/07 to 12/1/66).	258,002	258,002
Lehman Brothers Holdings Inc., 5.44%, due 1/2/07, maturity value $96,809 (collateralized by non-U.S. Government debt securities, value $99,714, 5.50% to 8.88%, 4/15/11 to 12/1/66).	96,751	96,751
Merrill Lynch & Co. Inc., 5.36%, due 1/2/07, maturity value $258,156 (collateralized by non-U.S. Government debt securities, value $266,566, 0.00% to 10.13%, 6/15/07 to 9/1/26).	258,002	258,002
Merrill Lynch & Co. Inc., 5.44%, due 1/2/07, maturity value $129,079 (collateralized by non-U.S. Government debt securities, value $132,952, 4.37% to 7.75%, 3/3/08 to 12/1/25).	129,001	129,001
Morgan Stanley, 5.36%, due 1/2/07, maturity value $129,078 (collateralized by non-U.S. Government debt securities, value $134,383, 0.00% to 10.00%, 1/1/07 to 12/31/37).	129,001	129,001
Morgan Stanley, 5.51%, due 6/4/07, maturity value $92,443 (collateralized by non-U.S. Government debt securities, value $94,854, 0.00% to 10.00%, 1/1/07 to 12/31/37).(h)	90,301	90,301
Wachovia Capital, 5.38%, due 1/2/07, maturity value $413,051 (collateralized by non-U.S. Government debt securities, value $433,939, 3.86% to 8.17%, 8/15/13 to 10/17/44).	412,804	412,804

		3,505,099
TIME DEPOSITS (d)—0.00%
Bank of America N.A.
5.13%, 01/02/07	6,174	6,174

		6,174
VARIABLE & FLOATING RATE NOTES (d)—0.34%
Allstate Life Global Funding II
5.33%-5.43%, 11/02/07-01/25/08(e)	330,243	330,278
American Express Bank
5.32%, 02/28/07	129,001	129,001
American Express Centurion Bank
5.44%, 07/19/07	141,901	141,991
American Express Credit Corp.
5.45%, 07/05/07	38,700	38,713
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	16,140	16,140
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(e)	96,751	96,751
ASIF Global Financing
5.41%, 05/03/07(e)	12,900	12,902
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(e)	83,851	83,851
Bank of Ireland
5.33%-5.35%, 08/14/07-12/20/07(e)	187,052	187,057

Beta Finance Inc.
5.32%-5.41%, 04/25/07-07/25/07(e)	328,953	328,963
BMW US Capital LLC
5.35%, 01/15/08(e)	129,001	129,001
BNP Paribas
5.35%, 11/19/07(e)	238,652	238,652
Carlyle Loan Investment Ltd.
5.40%, 04/13/07-07/15/07(e)	94,171	94,171
CC USA Inc.
5.37%, 07/30/07(e)	64,501	64,506
Commodore CDO Ltd.
5.44%, 12/12/07(e)	32,250	32,250
Credit Agricole SA
5.34%, 11/23/07	129,001	129,001
Credit Suisse First Boston NY
5.38%, 04/24/07	64,501	64,502
Cullinan Finance Corp.
5.36%, 04/25/07(e)	32,250	32,250
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(e)	18,636	18,636
DEPFA Bank PLC
5.40%, 09/14/07	129,001	129,001
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(e)	148,351	148,356
Eli Lilly Services Inc.
5.34%, 12/31/07(e)	86,108	86,108
Fifth Third Bancorp
5.33%, 12/21/07(e)	258,002	258,002
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(e)	83,851	83,844
General Electric Capital Corp.
5.31%-5.48%, 07/09/07-01/24/08(e)	135,451	135,471
Granite Master Issuer PLC
5.32%, 08/20/07(e)	451,504	451,504
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(e)	296,703	293,864
Hartford Life Global Funding Trust
5.37%-5.41%, 07/13/07-01/15/08	193,502	193,520
HBOS Treasury Services PLC
5.46%, 10/24/07(e)	129,001	129,001
Holmes Financing PLC
5.32%, 07/16/07(e)	225,752	225,752
JPMorgan Chase & Co.
5.32%-5.45%, 07/27/07-08/02/07(h)	354,753	354,753
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(e)	96,751	96,748
Kestrel Funding LLC
5.33%, 07/11/07(e)	51,600	51,598
Kommunalkredit Austria AG
5.35%, 01/09/08(e)	77,401	77,401
Leafs LLC
5.35%, 01/22/07-02/20/07(e)	134,371	134,371
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(e)	141,901	141,896
Lothian Mortgages Master Issuer PLC
5.32%, 04/24/07(e)	51,085	51,085
Marshall & Ilsley Bank
5.35%, 01/15/08	70,951	70,951
Master Funding LLC
5.38%, 04/25/07-05/25/07(e)	233,457	233,457
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(h)	141,901	141,901

Metropolitan Life Global Funding I
5.36%, 02/08/07(e)	193,502	193,502
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(e)(h)	12,900	12,900
Mound Financing PLC
5.32%, 05/08/07(e)	121,261	121,261
Natexis Banques Populaires
5.35%-5.37%, 02/05/07-01/15/08(e)	464,404	464,401
National City Bank of Indiana
5.35%, 05/21/07	64,501	64,503
Nationwide Building Society
5.38%-5.49%, 02/08/07-10/26/07(e)	425,704	425,767
Newcastle Ltd.
5.37%, 04/24/07(e)	45,473	45,469
Northern Rock PLC
5.39%, 08/03/07(e)	154,801	154,804
Northlake CDO I
5.42%, 09/06/07(e)	38,700	38,700
Pricoa Global Funding I
5.34%, 11/27/07	174,152	174,152
Principal Life Global Funding I
5.80%, 02/08/07	58,051	58,078
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(e)	187,052	187,049
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(e)	129,001	129,001
Strips III LLC
5.40%, 07/24/07(e)	27,924	27,924
SunTrust Bank
5.32%, 05/01/07	129,001	129,004
Tango Finance Corp.
5.30%-5.35%, 04/25/07-07/16/07(e)	314,763	314,748
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(e)	212,852	212,851
Wachovia Asset Securitization Inc.
5.34%, 01/25/07(e)	157,621	157,621
Wachovia Bank N.A.
5.36%, 05/22/07	258,002	258,002
Wal-Mart Stores Inc.
5.50%, 07/16/07(e)	96,751	96,786
Wells Fargo & Co.
5.36%, 11/15/07(e)	64,501	64,504
WhistleJacket Capital Ltd.
5.31%-5.35%, 04/18/07-06/13/07(e)	96,751	96,752
White Pine Finance LLC
5.31%-5.32%, 05/22/07-08/20/07(e)	387,004	386,954
Wind Master Trust
5.34%, 07/25/07(e)	51,600	51,600

		9,523,533

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,053,262)		20,053,262

TOTAL INVESTMENTS IN SECURITIES—100.49%
(Cost: $2,584,791,855)		2,828,206,322
Other Assets, Less Liabilities—(0.49)%		(13,857,452)

NET ASSETS—100.00%		$2,814,348,870

NVS -	Non-Voting Shares
(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(e)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2006

Security	Shares	Value

COMMON STOCKS—99.85%

ADVERTISING—0.48%
ADVO Inc.	1,188	$38,729
Catalina Marketing Corp.	971	26,702
Clear Channel Outdoor Holdings Inc. Class A(a)	1,323	36,925
Gaiam Inc.(a)	614	8,400
Getty Images Inc.(a)	1,949	83,456
Harte-Hanks Inc.	2,095	58,052
Interpublic Group of Companies Inc.(a)	16,347	200,087
inVentiv Health Inc.(a)	1,086	38,390
Lamar Advertising Co.(a)	3,108	203,232
Marchex Inc. Class B(a)(b)	871	11,654
Omnicom Group Inc.	6,444	673,656
SITEL Corp.(a)	1,737	7,330
ValueVision Media Inc. Class A(a)	1,076	14,139

		1,400,752
AEROSPACE & DEFENSE—2.62%
AAR Corp.(a)	1,181	34,473
Alliant Techsystems Inc.(a)	474	37,062
Argon ST Inc.(a)	485	10,447
BE Aerospace Inc.(a)	2,898	74,421
Boeing Co. (The)	30,223	2,685,011
Curtiss-Wright Corp.	99	3,671
DRS Technologies Inc.	441	23,232
Esterline Technologies Corp.(a)	360	14,483
GenCorp Inc.(a)	2,075	29,091
Goodrich Corp.	4,322	196,867
HEICO Corp.	773	30,016
Herley Industries Inc.(a)	94	1,522
Innovative Solutions & Support Inc.(a)	237	4,036
K&F Industries Holdings Inc.(a)	279	6,336
L-3 Communications Holdings Inc.	316	25,842
Lockheed Martin Corp.	13,856	1,275,722
MTC Technologies Inc.(a)	264	6,217
Northrop Grumman Corp.	937	63,435
Orbital Sciences Corp.(a)	1,034	19,067
Raytheon Co.	8,144	430,003
Rockwell Collins Inc.	6,507	411,828
Spirit AeroSystems Holdings Inc. Class A(a)	1,699	56,866
Teledyne Technologies Inc.(a)	1,081	43,381
TransDigm Group Inc.(a)	266	7,052
Triumph Group Inc.	129	6,763
United Industrial Corp.	359	18,219
United Technologies Corp.	34,953	2,185,262

		7,700,325
AGRICULTURE—1.52%
Alico Inc.	141	7,139
Altria Group Inc.	35,831	3,075,016

Andersons Inc.	623	26,409
Delta & Pine Land Co.	968	39,156
Maui Land & Pineapple Co. Inc.(a)	53	1,798
Monsanto Co.	20,450	1,074,238
Tejon Ranch Co.(a)	406	22,671
UST Inc.	3,368	196,018
Vector Group Ltd.	894	15,868

		4,458,313
AIRLINES—0.30%
AirTran Holdings Inc.(a)	3,401	39,928
Alaska Air Group Inc.(a)	744	29,388
AMR Corp.(a)	6,025	182,136
Continental Airlines Inc. Class B(a)	3,284	135,465
ExpressJet Holdings Inc.(a)	244	1,976
Frontier Airlines Holdings Inc.(a)	226	1,672
JetBlue Airways Corp.(a)	5,200	73,840
SkyWest Inc.	937	23,903
Southwest Airlines Co.	17,789	272,527
US Airways Group Inc.(a)	2,271	122,293

		883,128
APPAREL—0.69%
Carter’s Inc.(a)	1,820	46,410
Cherokee Inc.	220	9,440
Coach Inc.(a)	14,556	625,326
Crocs Inc.(a)	375	16,200
Deckers Outdoor Corp.(a)	231	13,848
Guess? Inc.(a)	785	49,793
Gymboree Corp.(a)	1,256	47,929
Hanesbrands Inc.(a)	1,866	44,075
Iconix Brand Group Inc.(a)	1,313	25,459
K-Swiss Inc. Class A	508	15,616
Maidenform Brands Inc.(a)	442	8,009
Nike Inc. Class B	7,295	722,424
Oxford Industries Inc.	30	1,489
Phillips-Van Heusen Corp.	1,036	51,976
Polo Ralph Lauren Corp.	2,352	182,656
Quiksilver Inc.(a)	938	14,773
Skechers U.S.A. Inc. Class A(a)	384	12,791
Steven Madden Ltd.	781	27,405
Timberland Co. Class A(a)	968	30,569
True Religion Apparel Inc.(a)(b)	498	7,624
Volcom Inc.(a)	496	14,667
Warnaco Group Inc. (The)(a)	756	19,187
Wolverine World Wide Inc.	1,032	29,433

		2,017,099
AUTO MANUFACTURERS—0.20%
A.S.V. Inc.(a)(b)	783	12,739
Navistar International Corp.(a)	1,961	65,556
Oshkosh Truck Corp.	2,757	133,494
PACCAR Inc.	5,605	363,764

		575,553
AUTO PARTS & EQUIPMENT—0.19%
Accuride Corp.(a)	427	4,808
BorgWarner Inc.	156	9,207
Fuel Systems Solutions Inc.(a)	415	9,163
Goodyear Tire & Rubber Co. (The)(a)	6,645	139,479
Johnson Controls Inc.	4,217	362,325
Keystone Automotive Industries Inc.(a)	612	20,802
Miller Industries Inc.(a)	363	8,712

Noble International Ltd.	300	6,015
Tenneco Inc.(a)	302	7,465

		567,976
BANKS—1.50%
Arrow Financial Corp.	31	768
Bancorp Inc. (The)(a)	51	1,510
Bank of Hawaii Corp.	1,228	66,251
Bank of New York Co. Inc. (The)	1,711	67,362
Bank of the Ozarks Inc.(b)	436	14,414
Camden National Corp.	25	1,153
Capital Corp of the West	147	4,717
Capitol Bancorp Ltd.	24	1,109
Cardinal Financial Corp.	666	6,826
Cascade Bancorp	1,008	31,278
Cass Information Systems Inc.	225	8,140
Cathay General Bancorp	143	4,935
Center Financial Corp.	294	7,047
City Bank	151	5,406
Coastal Financial Corp.	409	6,851
CoBiz Inc.	549	12,100
Columbia Bancorp	119	3,148
Commerce Bancorp Inc.	7,059	248,971
Community Bancorp(a)	229	6,914
Cullen/Frost Bankers Inc.	898	50,126
CVB Financial Corp.	1,433	20,721
East West Bancorp Inc.	2,097	74,276
Enterprise Financial Services Corp.	310	10,100
First Busey Corp. Class A	410	9,450
First Community Bancorp	121	6,325
First Indiana Corp.	33	837
First Regional Bancorp(a)	233	7,943
First Republic Bank	258	10,083
First South Bancorp Inc.	299	9,535
First State Bancorp	33	817
Fremont General Corp.	1,290	20,911
Frontier Financial Corp.	372	10,874
Glacier Bancorp Inc.	233	5,695
Hancock Holding Co.	445	23,514
Heritage Commerce Corp.	237	6,314
Home Bancshares Inc.	95	2,284
International Bancshares Corp.	209	6,460
Intervest Bancshares Corp.(a)	38	1,308
Investors Financial Services Corp.	2,467	105,267
Lakeland Financial Corp.	98	2,502
Macatawa Bank Corp.	49	1,042
MB Financial Inc.	96	3,611
Mellon Financial Corp.	14,027	591,238
Mercantile Bank Corp.	79	2,978
MetroCorp Bancshares Inc.	15	316
Midwest Banc Holdings Inc.	94	2,232
Nara Bancorp Inc.	440	9,205
Northern Empire Bancshares(a)	93	2,747
Northern Trust Corp.	7,824	474,839
Old Second Bancorp Inc.	44	1,289
Pacific Capital Bancorp	154	5,171
Pinnacle Financial Partners Inc.(a)	383	12,708
Placer Sierra Bancshares	217	5,158
Preferred Bank	145	8,713
PremierWest Bancorp	38	606
PrivateBancorp Inc.	664	27,642
Seacoast Banking Corp. of Florida	347	8,606
Sierra Bancorp	230	6,748

Signature Bank(a)	1,091	33,799
Smithtown Bancorp Inc.	287	7,783
Southside Bancshares Inc.	38	978
State Street Corp.	11,762	793,229
Suffolk Bancorp	387	14,756
Superior Bancorp(a)	1,097	12,440
SVB Financial Group(a)(b)	1,328	61,911
SY Bancorp Inc.	105	2,940
Synovus Financial Corp.	4,497	138,643
TCF Financial Corp.	1,871	51,303
Texas Capital Bancshares Inc.(a)	877	17,435
Tompkins Trustco Inc.	14	636
TriCo Bancshares	131	3,565
TrustCo Bank Corp. NY(b)	2,802	31,158
UCBH Holdings Inc.	2,738	48,079
United Community Banks Inc.	139	4,492
United Security Bancshares(b)	276	6,652
USB Holding Co. Inc.	183	4,410
Vineyard National Bancorp	347	7,988
Virginia Commerce Bancorp Inc.(a)	575	11,431
Wachovia Corp.	5,875	334,581
Webster Financial Corp.	114	5,554
Wells Fargo & Co.	19,157	681,223
West Bancorporation	562	9,992
Westamerica Bancorp	504	25,518
Western Alliance Bancorp(a)	496	17,246
Wilshire Bancorp Inc.	565	10,718
Wintrust Financial Corp.	370	17,767
Yardville National Bancorp	40	1,509

		4,406,827
BEVERAGES—2.62%
Anheuser-Busch Companies Inc.	18,685	919,302
Boston Beer Co. Inc. Class A(a)	240	8,635
Brown-Forman Corp. Class B	2,316	153,412
Coca-Cola Bottling Co. Consolidated	168	11,496
Coca-Cola Co. (The)	50,985	2,460,026
Constellation Brands Inc. Class A(a)	1,329	38,568
Green Mountain Coffee Roasters Inc.(a)	172	8,468
Hansen Natural Corp.(a)	2,275	76,622
Jones Soda Co.(a)	822	10,111
National Beverage Corp.	300	4,209
Peet’s Coffee & Tea Inc.(a)	519	13,619
Pepsi Bottling Group Inc.	2,655	82,066
PepsiCo Inc.	62,479	3,908,061

		7,694,595
BIOTECHNOLOGY—2.73%
Advanced Magnetics Inc.(a)	294	17,558
ADVENTRX Pharmaceuticals Inc.(a)	1,693	4,994
Affymetrix Inc.(a)	2,522	58,157
Alexion Pharmaceuticals Inc.(a)	1,335	53,921
American Oriental Bioengineering Inc.(a)	1,677	19,571
Amgen Inc.(a)	44,573	3,044,782
Arena Pharmaceuticals Inc.(a)	1,223	15,789
ARIAD Pharmaceuticals Inc.(a)	1,348	6,929
Biocryst Pharmaceuticals Inc.(a)	869	10,046
Biogen Idec Inc.(a)	6,493	319,391
Celgene Corp.(a)	14,130	812,899
Cell Genesys Inc.(a)	1,710	5,797
Charles River Laboratories International Inc.(a)	807	34,903
Coley Pharmaceutical Group Inc.(a)(b)	669	6,483
Cytokinetics Inc.(a)	955	7,143

deCODE genetics Inc.(a)(b)	1,722	7,801
Digene Corp.(a)	657	31,483
Diversa Corp.(a)	1,146	12,468
Encysive Pharmaceuticals Inc.(a)	2,219	9,342
Enzo Biochem Inc.(a)	1,028	14,670
Enzon Pharmaceuticals Inc.(a)	1,649	14,033
Exelixis Inc.(a)	3,790	34,110
Genentech Inc.(a)	17,641	1,431,214
Genitope Corp.(a)(b)	738	2,598
Genomic Health Inc.(a)	474	8,816
Genzyme Corp.(a)	9,838	605,824
Geron Corp.(a)	1,191	10,457
GTx Inc.(a)	477	8,510
Hana Biosciences Inc.(a)	1,071	6,822
Human Genome Sciences Inc.(a)	4,931	61,342
ICOS Corp.(a)	2,452	82,853
Illumina Inc.(a)	1,740	68,399
Incyte Corp.(a)	1,699	9,922
Integra LifeSciences Holdings Corp.(a)	704	29,983
InterMune Inc.(a)(b)	966	29,704
Invitrogen Corp.(a)	709	40,122
Keryx Biopharmaceuticals Inc.(a)	1,609	21,400
Lexicon Genetics Inc.(a)	2,412	8,707
LifeCell Corp.(a)	1,263	30,489
Martek Biosciences Corp.(a)	784	18,299
MedImmune Inc.(a)	9,483	306,965
Metabasis Therapeutics Inc.(a)	772	5,805
Millennium Pharmaceuticals Inc.(a)	6,336	69,062
Millipore Corp.(a)	1,988	132,401
Momenta Pharmaceuticals Inc.(a)	1,141	17,948
Monogram Biosciences Inc.(a)	4,876	8,679
Myriad Genetics Inc.(a)	1,473	46,105
Nektar Therapeutics(a)	3,361	51,121
Northfield Laboratories Inc.(a)(b)	314	1,278
Novavax Inc.(a)	2,309	9,467
Panacos Pharmaceuticals Inc.(a)	1,879	7,535
PDL BioPharma Inc.(a)	4,293	86,461
Peregrine Pharmaceuticals Inc.(a)	6,565	7,615
Regeneron Pharmaceuticals Inc.(a)	1,973	39,598
Replidyne Inc.(a)	152	872
Sangamo BioSciences Inc.(a)	1,077	7,108
Sirna Therapeutics Inc.(a)	1,494	19,437
SuperGen Inc.(a)	1,850	9,398
Telik Inc.(a)(b)	1,959	8,678
Vertex Pharmaceuticals Inc.(a)	4,500	168,390

		8,021,654
BUILDING MATERIALS—0.44%
AAON Inc.	357	9,381
American Standard Companies Inc.	6,799	311,734
Apogee Enterprises Inc.	820	15,834
Builders FirstSource Inc.(a)	558	9,949
Comfort Systems USA Inc.	513	6,484
Drew Industries Inc.(a)	688	17,895
Eagle Materials Inc.	1,878	81,186
ElkCorp	280	11,505
Florida Rock Industries Inc.	1,802	77,576
Genlyte Group Inc. (The)(a)	928	72,486
Goodman Global Inc.(a)	568	9,770
Interline Brands Inc.(a)	1,020	22,919
Martin Marietta Materials Inc.	1,712	177,894
Masco Corp.	9,204	274,923
NCI Building Systems Inc.(a)	769	39,796

PGT Inc.(a)	184	2,328
Simpson Manufacturing Co. Inc.(b)	1,256	39,752
Texas Industries Inc.	151	9,699
Trex Co. Inc.(a)(b)	437	10,003
U.S. Concrete Inc.(a)	1,019	7,255
Universal Forest Products Inc.	53	2,471
USG Corp.(a)	1,322	72,446

		1,283,286
CHEMICALS—1.16%
Air Products & Chemicals Inc.	970	68,172
Airgas Inc.	2,372	96,113
American Vanguard Corp.	662	10,526
Arch Chemicals Inc.	79	2,631
Balchem Corp.	429	11,017
Cabot Corp.	970	42,263
Celanese Corp. Class A	1,537	39,778
Du Pont (E.I.) de Nemours and Co.	27,914	1,359,691
Ecolab Inc.	6,887	311,292
Georgia Gulf Corp.	137	2,645
Grace (W.R.) & Co.(a)	1,216	24,077
Hercules Inc.(a)	2,314	44,683
Huntsman Corp.(a)	2,390	45,338
Innophos Holdings Inc.(a)	142	2,085
International Flavors & Fragrances Inc.	2,317	113,904
Kronos Worldwide Inc.	99	3,223
MacDermid Inc.	1,038	35,396
NewMarket Corp.	647	38,205
NL Industries Inc.	183	1,892
Olin Corp.	258	4,262
OMNOVA Solutions Inc.(a)	752	3,444
Pioneer Companies Inc.(a)	397	11,378
PPG Industries Inc.	788	50,597
Praxair Inc.	12,198	723,707
Rohm & Haas Co.	900	46,008
Sherwin-Williams Co. (The)	2,582	164,164
Sigma-Aldrich Corp.	1,074	83,471
Symyx Technologies Inc.(a)	1,270	27,419
UAP Holding Corp.	1,153	29,033
Valhi Inc.	271	7,041
Zoltek Companies Inc.(a)(b)	785	15,441

		3,418,896
COAL—0.33%
Alpha Natural Resources Inc.(a)	1,941	27,620
Arch Coal Inc.	5,359	160,931
CONSOL Energy Inc.	7,002	224,974
Foundation Coal Holdings Inc.	1,706	54,183
International Coal Group Inc.(a)	3,555	19,375
James River Coal Co.(a)(b)	628	5,828
Massey Energy Co.	3,063	71,153
Peabody Energy Corp.	10,052	406,201
Westmoreland Coal Co.(a)	253	4,977

		975,242
COMMERCIAL SERVICES—2.16%
Aaron Rents Inc.	1,649	47,458
Administaff Inc.	864	36,953
Advance America Cash Advance Centers Inc.	2,524	36,977
Advisory Board Co. (The)(a)	692	37,050
Albany Molecular Research Inc.(a)	358	3,780
Alliance Data Systems Corp.(a)	3,038	189,784
AMN Healthcare Services Inc.(a)	1,143	31,478

Apollo Group Inc. Class A(a)	5,226	203,657
ARAMARK Corp. Class B	4,438	148,451
Arbitron Inc.	874	37,967
Avis Budget Group Inc.	533	11,561
Bankrate Inc.(a)(b)	384	14,573
Barrett Business Services Inc.	261	6,113
BearingPoint Inc.(a)	608	4,785
Block (H & R) Inc.	12,539	288,899
Bright Horizons Family Solutions Inc.(a)	1,042	40,284
Capella Education Co.(a)	126	3,055
Career Education Corp.(a)	3,660	90,695
CBIZ Inc.(a)	1,005	7,005
CDI Corp.	92	2,291
Cenveo Inc.(a)	1,990	42,188
Chemed Corp.	971	35,908
ChoicePoint Inc.(a)	3,074	121,054
Clark Inc.	51	848
Clayton Holdings Inc.(a)	300	5,613
Coinmach Service Corp. Class A	505	6,010
Coinstar Inc.(a)	77	2,354
Consolidated Graphics Inc.(a)	278	16,421
Convergys Corp.(a)	285	6,777
Corinthian Colleges Inc.(a)	3,234	44,079
Corporate Executive Board Co. (The)	1,491	130,761
Corrections Corp. of America(a)	1,476	66,759
CorVel Corp.(a)	119	5,661
CoStar Group Inc.(a)	632	33,850
CRA International Inc.(a)	390	20,436
Cross Country Healthcare Inc.(a)	158	3,448
DeVry Inc.	2,276	63,728
Diamond Management & Technology Consultants Inc.	1,088	13,535
Dollar Financial Corp.(a)	470	13,094
DynCorp International Inc.(a)	547	8,681
Equifax Inc.	4,317	175,270
Euronet Worldwide Inc.(a)	1,313	38,983
ExlService Holdings Inc.(a)	159	3,345
First Advantage Corp. Class A(a)	231	5,304
First Consulting Group Inc.(a)	804	11,063
Forrester Research Inc.(a)	387	10,492
FTI Consulting Inc.(a)	826	23,037
Gartner Inc.(a)	2,125	42,054
Geo Group Inc. (The)(a)	736	27,615
Gevity HR Inc.	970	22,979
Global Cash Access Inc.(a)	1,007	16,344
H&E Equipment Services Inc.(a)	424	10,502
Healthcare Services Group Inc.(b)	1,025	29,684
HealthSpring Inc.(a)	543	11,050
Heartland Payment Systems Inc.	522	14,747
Heidrick & Struggles International Inc.(a)	565	23,933
Hertz Global Holdings Inc.(a)	2,261	39,319
Hewitt Associates Inc. Class A(a)	412	10,609
Home Solutions of America Inc.(a)(b)	2,256	13,220
Hudson Highland Group Inc.(a)	867	14,462
Huron Consulting Group Inc.(a)	652	29,562
ICT Group Inc.(a)	255	8,055
Integrated Electrical Services Inc.(a)	567	10,087
Iron Mountain Inc.(a)	4,298	177,679
ITT Educational Services Inc.(a)	1,551	102,940
Jackson Hewitt Tax Service Inc.	1,320	44,840
Kelly Services Inc. Class A	278	8,045
Kendle International Inc.(a)	447	14,058
Kenexa Corp.(a)	578	19,224

Kforce Inc.(a)	1,084	13,192
Korn/Ferry International(a)	1,233	28,310
Labor Ready Inc.(a)	2,051	37,595
Landauer Inc.	182	9,550
Laureate Education Inc.(a)	1,387	67,450
LECG Corp.(a)	736	13,601
Lincoln Educational Services Corp.(a)	164	2,212
Live Nation Inc.(a)	630	14,112
Manpower Inc.	2,886	216,248
McGrath RentCorp	817	25,025
McKesson Corp.	8,074	409,352
Medifast Inc.(a)	429	5,397
Midas Inc.(a)	573	13,179
Monro Muffler Brake Inc.	436	15,304
Monster Worldwide Inc.(a)	4,624	215,663
Moody’s Corp.	9,179	633,902
Morningstar Inc.(a)	526	23,696
MPS Group Inc.(a)	1,428	20,249
Navigant Consulting Inc.(a)	1,473	29,106
Net 1 UEPS Technologies Inc.(a)	2,022	59,770
On Assignment Inc.(a)	969	11,386
PAREXEL International Corp.(a)	1,022	29,607
PeopleSupport Inc.(a)	948	19,955
Pharmaceutical Product Development Inc.	3,786	121,985
PRA International(a)	533	13,469
Pre-Paid Legal Services Inc.(a)(b)	382	14,948
Providence Service Corp. (The)(a)	442	11,107
QC Holdings Inc.(a)	48	766
Quanta Services Inc.(a)	1,851	36,409
Resources Connection Inc.(a)	1,808	57,567
Rewards Network Inc.(a)	750	5,213
Robert Half International Inc.	5,631	209,023
Rollins Inc.	1,099	24,299
SAIC Inc.(a)	1,593	28,339
Senomyx Inc.(a)	1,126	14,627
ServiceMaster Co. (The)	3,287	43,093
Sotheby’s Holdings Inc. Class A	2,485	77,085
Source Interlink Companies Inc.(a)	215	1,754
Spherion Corp.(a)	1,132	8,411
Standard Parking Corp.(a)	174	6,683
StarTek Inc.	28	379
Strayer Education Inc.	535	56,737
Team Inc.(a)	241	8,394
TeleTech Holdings Inc.(a)	1,217	29,062
TNS Inc.(a)	222	4,274
Universal Technical Institute Inc.(a)	868	19,278
Valassis Communications Inc.(a)	1,044	15,138
Watson Wyatt Worldwide Inc.	359	16,209
Weight Watchers International Inc.	1,729	90,824
Western Union Co.	29,080	651,974
Wright Express Corp.(a)	1,272	39,648

		6,363,079
COMPUTERS—5.90%
Affiliated Computer Services Inc. Class A(a)	1,743	85,128
Ansoft Corp.(a)	621	17,264
Apple Computer Inc.(a)	32,201	2,731,933
BISYS Group Inc. (The)(a)	1,062	13,710
Brocade Communications Systems Inc.(a)	6,734	55,286
CACI International Inc. Class A(a)	943	53,280
Cadence Design Systems Inc.(a)	8,892	159,256
Ceridian Corp.(a)	4,697	131,422
CIBER Inc.(a)	129	875

Cognizant Technology Solutions Corp.(a)	5,333	411,494
COMSYS IT Partners Inc.(a)	621	12,550
Comtech Group Inc.(a)	544	9,895
Dell Inc.(a)	87,183	2,187,421
Diebold Inc.	2,015	93,899
DST Systems Inc.(a)	2,133	133,590
Electronic Data Systems Corp.	11,103	305,888
EMC Corp.(a)	73,433	969,316
FactSet Research Systems Inc.	1,563	88,278
Gateway Inc.(a)	904	1,817
Henry (Jack) & Associates Inc.	2,984	63,858
Hewlett-Packard Co.	64,189	2,643,945
iGATE Corp.(a)	755	5,194
IHS Inc. Class A(a)	777	30,676
Integral Systems Inc.	389	9,013
International Business Machines Corp.	53,293	5,177,415
Intervoice Inc.(a)	1,442	11,046
Kanbay International Inc.(a)	1,233	35,473
Komag Inc.(a)	876	33,183
Kronos Inc.(a)	1,197	43,978
Lexmark International Inc. Class A(a)	2,859	209,279
Magma Design Automation Inc.(a)	77	688
Manhattan Associates Inc.(a)	107	3,219
Maxwell Technologies Inc.(a)(b)	536	7,477
Mercury Computer Systems Inc.(a)	222	2,966
MICROS Systems Inc.(a)	1,454	76,626
Mobility Electronics Inc.(a)(b)	1,049	3,514
MTS Systems Corp.	608	23,481
NCR Corp.(a)	1,433	61,275
Ness Technologies Inc.(a)	386	5,504
NetScout Systems Inc.(a)	788	6,540
Network Appliance Inc.(a)	14,161	556,244
Palm Inc.(a)	175	2,466
Rackable Systems Inc.(a)	1,039	32,178
Radiant Systems Inc.(a)	969	10,116
RadiSys Corp.(a)	244	4,067
Riverbed Technology Inc.(a)	254	7,798
SanDisk Corp.(a)	8,537	367,347
SI International Inc.(a)	220	7,132
Sigma Designs Inc.(a)	840	21,378
Silicon Storage Technology Inc.(a)	1,259	5,678
SRA International Inc. Class A(a)	1,436	38,399
Stratasys Inc.(a)	381	11,967
Sun Microsystems Inc.(a)	11,399	61,783
Sykes Enterprises Inc.(a)	1,088	19,192
Synaptics Inc.(a)	934	27,730
Synopsys Inc.(a)	491	13,124
Syntel Inc.	309	8,281
TALX Corp.	1,198	32,885
3D Systems Corp.(a)	493	7,868
Tyler Technologies Inc.(a)(b)	1,464	20,584
Western Digital Corp.(a)	8,266	169,122

		17,341,991
COSMETICS & PERSONAL CARE—1.22%
Alberto-Culver Co.	627	13,449
Avon Products Inc.	17,039	562,969
Bare Escentuals Inc.(a)	476	14,789
Chattem Inc.(a)	430	21,534
Colgate-Palmolive Co.	17,459	1,139,025
Estee Lauder Companies Inc. (The) Class A	4,666	190,466
Inter Parfums Inc.	118	2,264
Parlux Fragrances Inc.(a)(b)	440	2,451

Physicians Formula Holdings Inc.(a)	145	2,710
Procter & Gamble Co.	25,734	1,653,924

		3,603,581
DISTRIBUTION & WHOLESALE—0.30%
Beacon Roofing Supply Inc.(a)	1,649	31,034
Brightpoint Inc.(a)	1,876	25,232
CDW Corp.	2,205	155,056
Central European Distribution Corp.(a)	994	29,522
Directed Electronics Inc.(a)	357	4,088
Fastenal Co.	4,709	168,959
Grainger (W.W.) Inc.	2,060	144,076
Houston Wire & Cable Co.(a)	161	3,365
LKQ Corp.(a)	1,679	38,600
MWI Veterinary Supply Inc.(a)	185	5,976
NuCO2 Inc.(a)	573	14,090
Pool Corp.	1,981	77,596
ScanSource Inc.(a)	902	27,421
Valley National Gases Inc.(a)	97	2,566
Watsco Inc.	1,044	49,235
WESCO International Inc.(a)	1,815	106,740

		883,556
DIVERSIFIED FINANCIAL SERVICES—4.55%
Advanta Corp. Class B	93	4,058
Affiliated Managers Group Inc.(a)	1,174	123,423
American Express Co.	40,900	2,481,403
AmeriCredit Corp.(a)(b)	1,169	29,424
Asset Acceptance Capital Corp.(a)	477	8,023
Asta Funding Inc.	433	13,181
BlackRock Inc.	749	113,773
Calamos Asset Management Inc. Class A	746	20,015
Capital One Financial Corp.	1,963	150,798
CBOT Holdings Inc. Class A(a)	2,009	304,303
Chicago Mercantile Exchange Holdings Inc.	1,310	667,773
Cohen & Steers Inc.	384	15,425
CompuCredit Corp.(a)	614	24,443
Credit Acceptance Corp.(a)	369	12,299
Doral Financial Corp.	833	2,391
E*TRADE Financial Corp.(a)	14,989	336,053
Eaton Vance Corp.	4,332	142,999
Federal Home Loan Mortgage Corp.	13,201	896,348
Federated Investors Inc. Class B	3,427	115,764
First Marblehead Corp. (The)	1,719	93,943
Franklin Resources Inc.	6,439	709,385
GFI Group Inc.(a)	439	27,332
Goldman Sachs Group Inc. (The)	10,920	2,176,902
Greenhill & Co. Inc.	659	48,634
IndyMac Bancorp Inc.	650	29,354
IntercontinentalExchange Inc.(a)	2,099	226,482
International Securities Exchange Holdings Inc.	1,427	66,769
Investment Technology Group Inc.(a)	1,614	69,208
Janus Capital Group Inc.	3,746	80,876
KBW Inc.(a)	115	3,380
Legg Mason Inc.	2,735	259,962
Lehman Brothers Holdings Inc.	2,592	202,487
MarketAxess Holdings Inc.(a)	495	6,717
Marlin Business Services Corp.(a)	134	3,220
Merrill Lynch & Co. Inc.	6,308	587,275
Morgan Stanley	4,444	361,875
Nasdaq Stock Market Inc. (The)(a)	3,540	108,997
National Financial Partners Corp.	1,164	51,181
Nelnet Inc. Class A(a)	635	17,374

Nuveen Investments Inc. Class A	2,974	154,291
NYMEX Holdings Inc.(a)	107	13,269
NYSE Group Inc.(a)(b)	3,024	293,933
optionsXpress Holdings Inc.	778	17,653
Penson Worldwide Inc.(a)	277	7,593
Portfolio Recovery Associates Inc.(a)	604	28,201
Rowe (T.) Price Group Inc.	10,078	441,114
Schwab (Charles) Corp. (The)	39,446	762,886
SLM Corp.	15,509	756,374
Stifel Financial Corp.(a)	225	8,827
TD Ameritrade Holding Corp.	11,670	188,821
Thomas Weisel Partners Group Inc.(a)	255	5,381
TradeStation Group Inc.(a)	955	13,131
United PanAm Financial Corp.(a)	386	5,311
Waddell & Reed Financial Inc. Class A	2,492	68,181
World Acceptance Corp.(a)	636	29,860

		13,388,075
ELECTRIC—1.12%
AES Corp. (The)(a)	24,917	549,171
Allegheny Energy Inc.(a)	6,253	287,075
Constellation Energy Group Inc.	839	57,782
DPL Inc.	807	22,418
Exelon Corp.	21,373	1,322,775
ITC Holdings Corp.	641	25,576
NRG Energy Inc.(a)	1,451	81,271
Ormat Technologies Inc.	267	9,831
Pike Electric Corp.(a)	578	9,439
TXU Corp.	17,300	937,833

		3,303,171
ELECTRICAL COMPONENTS & EQUIPMENT—0.71%
Advanced Energy Industries Inc.(a)	1,085	20,474
American Power Conversion Corp.	2,486	76,047
American Superconductor Corp.(a)(b)	1,222	11,988
AMETEK Inc.	3,975	126,564
Capstone Turbine Corp.(a)(b)	3,841	4,724
China BAK Battery Inc.(a)	1,019	6,644
Color Kinetics Inc.(a)	506	10,803
Emerson Electric Co.	29,116	1,283,724
Encore Wire Corp.(a)(b)	878	19,325
Energizer Holdings Inc.(a)	1,752	124,374
Energy Conversion Devices Inc.(a)	1,460	49,611
General Cable Corp.(a)	1,738	75,968
GrafTech International Ltd.(a)	1,697	11,743
Greatbatch Inc.(a)	184	4,953
Hubbell Inc. Class B	644	29,115
Insteel Industries Inc.	522	9,286
Lamson & Sessions Co.(a)(b)	521	12,639
Littelfuse Inc.(a)	412	13,135
Medis Technologies Ltd.(a)(b)	772	13,456
Molex Inc.	5,140	162,578
Power-One Inc.(a)	633	4,608
Superior Essex Inc.(a)	46	1,530
Universal Display Corp.(a)	571	8,571
Vicor Corp.	749	8,321

		2,090,181
ELECTRONICS—1.15%
Agilent Technologies Inc.(a)	16,129	562,096
American Science & Engineering Inc.(a)(b)	349	20,769
Amphenol Corp. Class A	3,363	208,775
Analogic Corp.	291	16,337

Applera Corp.-Applied Biosystems Group	5,588	205,024
Arrow Electronics Inc.(a)	637	20,097
Avnet Inc.(a)	2,219	56,651
AVX Corp.	865	12,793
Badger Meter Inc.	371	10,277
Benchmark Electronics Inc.(a)	510	12,424
Brady Corp. Class A	1,069	39,852
Cogent Inc.(a)	1,613	17,759
Coherent Inc.(a)	667	21,057
CTS Corp.	747	11,728
Cymer Inc.(a)	1,383	60,783
Daktronics Inc.	1,451	53,469
Dionex Corp.(a)	754	42,759
Dolby Laboratories Inc. Class A(a)	1,310	40,636
Eagle Test Systems Inc.(a)	162	2,362
Excel Technology Inc.(a)	292	7,472
FEI Co.(a)	896	23,628
FLIR Systems Inc.(a)	2,594	82,567
Gentex Corp.	4,896	76,182
II-VI Inc.(a)	885	24,727
Ionatron Inc.(a)	1,149	4,711
Itron Inc.(a)	945	48,989
Jabil Circuit Inc.	6,832	167,726
L-1 Identity Solutions Inc.(a)	1,693	25,615
Lo-Jack Corp.(a)	698	11,922
Measurement Specialties Inc.(a)	518	11,210
Mettler Toledo International Inc.(a)	1,534	120,956
Molecular Devices Corp.(a)	553	11,652
Multi-Fineline Electronix Inc.(a)(b)	305	6,188
National Instruments Corp.	2,105	57,340
OSI Systems Inc.(a)	220	4,605
OYO Geospace Corp.(a)	145	8,423
Park Electrochemical Corp.	79	2,026
PerkinElmer Inc.	2,462	54,730
Photon Dynamics Inc.(a)	371	4,337
Plexus Corp.(a)	1,712	40,883
RAE Systems Inc.(a)	1,443	4,618
Rofin-Sinar Technologies Inc.(a)	538	32,527
Rogers Corp.(a)	653	38,625
Sanmina-SCI Corp.(a)	7,985	27,548
Solectron Corp.(a)	15,279	49,198
Sonic Solutions Inc.(a)	956	15,583
Symbol Technologies Inc.	7,620	113,843
Taser International Inc.(a)(b)	2,329	17,724
Tektronix Inc.	2,236	65,224
Thermo Fisher Scientific Inc.(a)	7,472	338,407
Thomas & Betts Corp.(a)	2,341	110,682
Trimble Navigation Ltd.(a)	2,054	104,199
TTM Technologies Inc.(a)	1,354	15,341
Varian Inc.(a)	390	17,468
Vishay Intertechnology Inc.(a)	1,322	17,900
Waters Corp.(a)	3,885	190,248
Watts Water Technologies Inc. Class A	228	9,373
X-Rite Inc.	308	3,788

		3,383,833
ENERGY-ALTERNATE SOURCES—0.09%
Aventine Renewable Energy Holdings Inc.(a)	913	21,510
Covanta Holding Corp.(a)	4,279	94,309
Evergreen Energy Inc.(a)(b)	2,653	26,238
Evergreen Solar Inc.(a)(b)	2,501	18,933
First Solar Inc.(a)	582	17,344
FuelCell Energy Inc.(a)	210	1,357

Headwaters Inc.(a)(b)	895	21,444
MGP Ingredients Inc.	363	8,207
Pacific Ethanol Inc.(a)	1,099	16,914
Plug Power Inc.(a)	2,716	10,565
SunPower Corp. Class A(a)(b)	385	14,310
Syntroleum Corp.(a)	1,470	5,086
VeraSun Energy Corp.(a)	405	7,999

		264,216
ENGINEERING & CONSTRUCTION—0.18%
ENGlobal Corp.(a)	611	3,929
Fluor Corp.	3,352	273,691
Granite Construction Inc.	368	18,518
Jacobs Engineering Group Inc.(a)	2,200	179,388
KBR Inc.(a)	473	12,374
Layne Christensen Co.(a)	158	5,187
Perini Corp.(a)	739	22,746
Stanley Inc.(a)	152	2,570
Sterling Construction Co. Inc.(a)	282	6,136
URS Corp.(a)	111	4,756

		529,295
ENTERTAINMENT—0.39%
Bally Technologies Inc.(a)	1,696	31,681
Century Casinos Inc.(a)	765	8,537
Dover Downs Gaming & Entertainment Inc.	542	7,247
DreamWorks Animation SKG Inc. Class A(a)	952	28,074
International Game Technology Inc.	12,834	592,931
Isle of Capri Casinos Inc.(a)	578	15,363
Macrovision Corp.(a)	1,661	46,940
Penn National Gaming Inc.(a)	2,715	112,998
Pinnacle Entertainment Inc.(a)	1,101	36,487
Progressive Gaming International Corp.(a)	1,283	11,637
Regal Entertainment Group Class A	2,362	50,358
Scientific Games Corp. Class A(a)	2,480	74,970
Shuffle Master Inc.(a)	1,304	34,165
Vail Resorts Inc.(a)	1,004	44,999
Warner Music Group Corp.	1,856	42,595

		1,138,982
ENVIRONMENTAL CONTROL—0.41%
Allied Waste Industries Inc.(a)	524	6,440
American Ecology Corp.	575	10,643
Basin Water Inc.(a)	230	1,557
Casella Waste Systems Inc. Class A(a)	779	9,527
Clean Harbors Inc.(a)	578	27,981
Darling International Inc.(a)	3,788	20,872
Mine Safety Appliances Co.	704	25,802
Nalco Holding Co.(a)	3,970	81,226
Rentech Inc.(a)	5,186	19,551
Republic Services Inc.	4,201	170,855
Stericycle Inc.(a)	1,665	125,708
Tetra Tech Inc.(a)	1,307	23,644
Waste Connections Inc.(a)	428	17,783
Waste Holdings Inc.	12	366
Waste Management Inc.	18,329	673,957

		1,215,912
FOOD—1.19%
Arden Group Inc. Class A	42	5,200
Campbell Soup Co.	5,123	199,233
Diamond Foods Inc.	435	8,269
Flowers Foods Inc.	1,064	28,717

General Mills Inc.	1,494	86,054
Heinz (H.J.) Co.	7,247	326,187
Hershey Co. (The)	5,910	294,318
J&J Snack Foods Corp.	256	10,598
Kellogg Co.	6,947	347,767
Kroger Co.	3,388	78,161
Lance Inc.	440	8,835
McCormick & Co. Inc. NVS	3,918	151,078
Pathmark Stores Inc.(a)	146	1,628
Ralcorp Holdings Inc.(a)	92	4,682
Sara Lee Corp.	15,301	260,576
Sysco Corp.	23,350	858,346
Tootsie Roll Industries Inc.	1,188	38,848
United Natural Foods Inc.(a)	1,579	56,718
Whole Foods Market Inc.	5,361	251,592
Wild Oats Markets Inc.(a)(b)	1,076	15,473
Wrigley (William Jr.) Co.	8,906	460,618

		3,492,898
FOREST PRODUCTS & PAPER—0.02%
Deltic Timber Corp.	383	21,364
Neenah Paper Inc.	549	19,391
Rayonier Inc.	261	10,714
Wausau Paper Corp.	102	1,529
Xerium Technologies Inc.	383	3,750

		56,748
HAND & MACHINE TOOLS—0.17%
Baldor Electric Co.	611	20,420
Black & Decker Corp.	2,399	191,848
Franklin Electric Co. Inc.	839	43,116
Lincoln Electric Holdings Inc.	1,587	95,887
Raser Technologies Inc.(a)(b)	764	4,676
Regal-Beloit Corp.	624	32,766
Snap-On Inc.	272	12,958
Stanley Works (The)	2,126	106,917

		508,588
HEALTH CARE-PRODUCTS—6.03%
Abaxis Inc.(a)	757	14,572
ABIOMED Inc.(a)	882	12,436
Adeza Biomedical Corp.(a)	558	8,320
Advanced Medical Optics Inc.(a)	2,269	79,869
Align Technology Inc.(a)	2,090	29,197
American Medical Systems Holdings Inc.(a)	2,616	48,448
AngioDynamics Inc.(a)	446	9,585
Arrow International Inc.	840	29,719
ArthroCare Corp.(a)(b)	970	38,722
Aspect Medical Systems Inc.(a)	617	11,606
Bard (C.R.) Inc.	3,948	327,566
Bausch & Lomb Inc.	315	16,399
Baxter International Inc.	24,748	1,148,060
Beckman Coulter Inc.	2,181	130,424
Becton, Dickinson & Co.	9,341	655,271
Biomet Inc.	9,358	386,205
Biosite Inc.(a)	557	27,209
Boston Scientific Corp.(a)	46,598	800,554
Bruker BioSciences Corp.(a)	1,409	10,582
Candela Corp.(a)	894	11,059
Cepheid Inc.(a)	2,051	17,434
Cerus Corp.(a)	1,041	6,100
Conceptus Inc.(a)	863	18,373
Cooper Companies Inc.	830	36,935

Cyberonics Inc.(a)	804	16,595
Cytyc Corp.(a)	4,289	121,379
Dade Behring Holdings Inc.	3,266	130,019
Datascope Corp.	29	1,057
DENTSPLY International Inc.	5,913	176,503
DexCom Inc.(a)	634	6,251
DJO Inc.(a)	840	35,969
Edwards Lifesciences Corp.(a)	2,211	104,005
ev3 Inc.(a)	623	10,734
FoxHollow Technologies Inc.(a)	891	19,228
Gen-Probe Inc.(a)	1,937	101,441
Haemonetics Corp.(a)	1,004	45,200
Hansen Medical Inc.(a)	185	2,135
Henry Schein Inc.(a)	3,304	161,830
Hillenbrand Industries Inc.	962	54,767
Hologic Inc.(a)	1,991	94,134
ICU Medical Inc.(a)	210	8,543
IDEXX Laboratories Inc.(a)	1,182	93,733
Immucor Inc.(a)	2,533	74,040
IntraLase Corp.(a)	800	17,904
Intuitive Surgical Inc.(a)	1,361	130,520
Inverness Medical Innovations Inc.(a)	77	2,980
IRIS International Inc.(a)	656	8,298
Johnson & Johnson	99,200	6,549,184
Kensey Nash Corp.(a)	141	4,484
Kinetic Concepts Inc.(a)	1,652	65,337
Kyphon Inc.(a)	1,663	67,185
LCA-Vision Inc.	779	26,766
Luminex Corp.(a)	1,195	15,177
Medical Action Industries Inc.(a)	111	3,579
Medtronic Inc.	45,618	2,441,019
Mentor Corp.	1,353	66,121
Merge Technologies Inc.(a)	357	2,342
Meridian Bioscience Inc.	787	19,305
Metabolix Inc.(a)	214	4,053
Natus Medical Inc.(a)	691	11,478
Neurometrix Inc.(a)(b)	475	7,082
Northstar Neuroscience Inc.(a)	316	4,544
NuVasive Inc.(a)	1,231	28,436
NxStage Medical Inc.(a)	445	3,729
Oakley Inc.	307	6,158
OraSure Technologies Inc.(a)	1,717	14,182
Palomar Medical Technologies Inc.(a)	653	33,088
Patterson Companies Inc.(a)	5,200	184,652
PolyMedica Corp.	871	35,197
PSS World Medical Inc.(a)	2,524	49,294
Quidel Corp.(a)	1,134	15,445
ResMed Inc.(a)	2,833	139,440
Respironics Inc.(a)	2,727	102,944
Sirona Dental Systems Inc.	659	25,378
Solexa Inc.(a)	887	11,664
SonoSite Inc.(a)	617	19,084
Spectranetics Corp.(a)	1,151	12,995
St. Jude Medical Inc.(a)	13,676	499,995
Stereotaxis Inc.(a)	883	9,113
Stryker Corp.	11,317	623,680
SurModics Inc.(a)(b)	605	18,828
Symmetry Medical Inc.(a)	1,127	15,586
TECHNE Corp.(a)	1,470	81,512
ThermoGenesis Corp.(a)	2,061	8,883
Thoratec Corp.(a)	1,733	30,466
Varian Medical Systems Inc.(a)	5,031	239,325
Ventana Medical Systems Inc.(a)	1,075	46,257

Viasys Healthcare Inc.(a)	781	21,727
Visicu Inc.(a)	222	2,486
Vital Images Inc.(a)	498	17,330
Vital Sign Inc.	233	11,631
Volcano Corp.(a)	242	3,966
West Pharmaceutical Services Inc.	1,206	61,783
Wright Medical Group Inc.(a)	1,154	26,865
Young Innovations Inc.	163	5,428
Zimmer Holdings Inc.(a)	9,381	735,283
Zoll Medical Corp.(a)	221	12,871

		17,734,267
HEALTH CARE-SERVICES—2.45%
Aetna Inc.	9,867	426,057
Air Methods Corp.(a)	351	9,800
Alliance Imaging Inc.(a)	302	2,008
Amedisys Inc.(a)	997	32,771
AMERIGROUP Corp.(a)	362	12,992
AmSurg Corp.(a)	685	15,755
Apria Healthcare Group Inc.(a)	158	4,211
Bio-Reference Laboratories Inc.(a)	390	8,771
Brookdale Senior Living Inc.	735	35,280
Centene Corp.(a)	1,608	39,509
Community Health Systems Inc.(a)	2,243	81,914
Covance Inc.(a)	1,803	106,215
Coventry Health Care Inc.(a)	6,134	307,007
DaVita Inc.(a)	3,878	220,581
Emeritus Corp.(a)	116	2,883
Five Star Quality Care Inc.(a)	1,182	13,179
Gentiva Health Services Inc.(a)	534	10,178
Health Management Associates Inc. Class A	2,324	49,060
Health Net Inc.(a)	3,972	193,278
Healthways Inc.(a)	1,295	61,784
Humana Inc.(a)	6,166	341,041
Hythiam Inc.(a)	994	9,185
Laboratory Corp. of America Holdings(a)	4,751	349,056
LHC Group Inc.(a)	412	11,746
LifePoint Hospitals Inc.(a)	762	25,679
Lincare Holdings Inc.(a)	3,576	142,468
Magellan Health Services Inc.(a)	181	7,823
Manor Care Inc.	2,800	131,376
Matria Healthcare Inc.(a)	750	21,548
MedCath Corp.(a)	113	3,092
Molina Healthcare Inc.(a)	224	7,282
National Healthcare Corp.	211	11,647
NightHawk Radiology Holdings Inc.(a)	239	6,095
Odyssey Healthcare Inc.(a)	1,008	13,366
Option Care Inc.(b)	86	1,226
Pediatrix Medical Group Inc.(a)	1,819	88,949
Psychiatric Solutions Inc.(a)	1,980	74,290
Quest Diagnostics Inc.	6,037	319,961
Radiation Therapy Services Inc.(a)	447	14,089
Sierra Health Services Inc.(a)	2,097	75,576
Sun Healthcare Group Inc.(a)	874	11,039
Sunrise Senior Living Inc.(a)	1,268	38,953
Symbion Inc.(a)	354	6,553
Tenet Healthcare Corp.(a)	12,013	83,731
Triad Hospitals Inc.(a)	539	22,546
United Surgical Partners International Inc.(a)	1,669	47,316
UnitedHealth Group Inc.	50,913	2,735,556
Universal Health Services Inc. Class B	394	21,839
VistaCare Inc. Class A(a)	178	1,807
Wellcare Health Plans Inc.(a)	1,218	83,920

WellPoint Inc.(a)	11,080	871,885

		7,213,873
HOLDING COMPANIES-DIVERSIFIED—0.01%
Walter Industries Inc.	1,621	43,848

		43,848
HOME BUILDERS—0.36%
AMREP Corp.(b)	43	5,268
Beazer Homes USA Inc.	766	36,010
Brookfield Homes Corp.(b)	169	6,346
Cavco Industries Inc.(a)	95	3,329
Centex Corp.	2,073	116,648
Champion Enterprises Inc.(a)	2,860	26,770
Fleetwood Enterprises Inc.(a)	2,385	18,865
Horton (D.R.) Inc.	6,300	166,887
Hovnanian Enterprises Inc. Class A(a)	517	17,526
KB Home	1,564	80,202
Lennar Corp. Class A	2,064	108,277
M.D.C. Holdings Inc.	564	32,176
M/I Homes Inc.	47	1,795
NVR Inc.(a)	176	113,520
Palm Harbor Homes Inc.(a)	108	1,514
Pulte Homes Inc.	3,949	130,791
Ryland Group Inc.	624	34,083
Standard-Pacific Corp.	943	25,263
Thor Industries Inc.	1,330	58,507
Toll Brothers Inc.(a)	932	30,038
Williams Scotsman International Inc.(a)	1,044	20,483
Winnebago Industries Inc.	1,102	36,267

		1,070,565
HOME FURNISHINGS—0.13%
American Woodmark Corp.	440	18,414
DTS Inc.(a)	507	12,264
Ethan Allen Interiors Inc.	253	9,136
Harman International Industries Inc.	2,564	256,169
Kimball International Inc. Class B	361	8,772
Sealy Corp.	299	4,410
Tempur-Pedic International Inc.(a)	1,871	38,281
TiVo Inc.(a)	2,873	14,710
Universal Electronics Inc.(a)	436	9,165

		371,321
HOUSEHOLD PRODUCTS & WARES—0.49%
ACCO Brands Corp.(a)	662	17,523
Avery Dennison Corp.	3,618	245,771
Central Garden & Pet Co.(a)	77	3,728
Church & Dwight Co. Inc.	2,435	103,853
Fortune Brands Inc.	1,877	160,277
Fossil Inc.(a)	683	15,422
Harland (John H.) Co.	397	19,929
Jarden Corp.(a)	1,052	36,599
Kimberly-Clark Corp.	10,078	684,800
Playtex Products Inc.(a)	1,523	21,916
Scotts Miracle-Gro Co. (The) Class A	1,317	68,023
Tupperware Brands Corp.	1,040	23,514
WD-40 Co.	298	10,391
Yankee Candle Co. Inc. (The)	1,062	36,405

		1,448,151
HOUSEWARES—0.09%
Lifetime Brands Inc.	354	5,816

Newell Rubbermaid Inc.	6,383	184,788
Toro Co. (The)	1,593	74,282

		264,886
INSURANCE—0.92%
ACA Capital Holdings Inc.(a)	140	2,164
AFLAC Inc.	18,833	866,318
Ambac Financial Group Inc.	345	30,729
American International Group Inc.	10,892	780,521
Amtrust Financial Services Inc.	115	983
Berkley (W.R.) Corp.	3,266	112,710
Brown & Brown Inc.	4,206	118,651
CNA Financial Corp.(a)	105	4,234
Darwin Professional Underwriters Inc.(a)	208	4,878
eHealth Inc.(a)	18	362
Enstar Group Inc.(a)	118	11,316
First Acceptance Corp.(a)	367	3,934
First Mercury Financial Corp.(a)	46	1,082
Gallagher (Arthur J.) & Co.	1,090	32,210
Hanover Insurance Group Inc. (The)	684	33,379
HCC Insurance Holdings Inc.	2,253	72,299
Hilb, Rogal & Hobbs Co.	104	4,380
Markel Corp.(a)	75	36,008
National Interstate Corp.	374	9,088
Philadelphia Consolidated Holding Corp.(a)	1,702	75,841
Principal Financial Group Inc.	689	40,444
Progressive Corp. (The)	7,907	191,508
Prudential Financial Inc.	2,704	232,165
Safety Insurance Group Inc.	38	1,927
Tower Group Inc.	634	19,698
Transatlantic Holdings Inc.	368	22,853
21st Century Insurance Group	175	3,089

		2,712,771
INTERNET—3.43%
Access Integrated Technologies Inc. Class A(a)	506	4,412
Agile Software Corp.(a)	291	1,790
Akamai Technologies Inc.(a)	5,902	313,514
Amazon.com Inc.(a)	11,823	466,536
aQuantive Inc.(a)	2,856	70,429
Art Technology Group Inc.(a)	4,177	9,732
@Road Inc.(a)	1,451	10,592
Audible Inc.(a)	919	7,288
Avocent Corp.(a)	184	6,228
Blue Coat Systems Inc.(a)	539	12,909
Blue Nile Inc.(a)(b)	538	19,847
CheckFree Corp.(a)	3,105	124,697
Chordiant Software Inc.(a)	2,976	9,851
CNET Networks Inc.(a)	5,618	51,068
CyberSource Corp.(a)	1,148	12,651
DealerTrack Holdings Inc.(a)	398	11,709
Digital Insight Corp.(a)	1,297	49,922
Digital River Inc.(a)	1,474	82,234
Digitas Inc.(a)	3,389	45,446
Drugstore.com Inc.(a)	3,002	10,987
eBay Inc.(a)	44,506	1,338,295
eCollege.com Inc.(a)	675	10,564
Emdeon Corp.(a)	6,189	76,682
Equinix Inc.(a)	1,068	80,762
eResearch Technology Inc.(a)(b)	1,843	12,403
Expedia Inc.(a)	761	15,966
F5 Networks Inc.(a)	1,527	113,319
Google Inc. Class A(a)	7,891	3,633,648

GSI Commerce Inc.(a)	1,463	27,431
Harris Interactive Inc.(a)	601	3,029
i2 Technologies Inc.(a)	358	8,170
IAC/InterActiveCorp(a)	2,510	93,272
InfoSpace Inc.(a)	623	12,778
Internap Network Services Corp.(a)	1,150	22,851
Interwoven Inc.(a)	775	11,369
iPass Inc.(a)	1,680	9,878
j2 Global Communications Inc.(a)	1,857	50,603
Jupitermedia Corp.(a)	809	6,407
Knot Inc. (The)(a)	706	18,525
Liberty Media Holding Corp.-Liberty Interactive Group Series A(a)	19,118	412,375
Lionbridge Technologies Inc.(a)	2,235	14,393
Liquidity Services Inc.(a)	287	4,939
LoopNet Inc.(a)	30	449
McAfee Inc.(a)	5,524	156,771
Move Inc.(a)	3,760	20,718
NetFlix Inc.(a)(b)	1,785	46,160
NIC Inc.(a)	1,434	7,127
NutriSystem Inc.(a)	1,199	76,005
1-800-FLOWERS.COM Inc.(a)	808	4,977
Online Resources Corp.(a)	835	8,525
Openwave Systems Inc.(a)	3,536	32,637
Opsware Inc.(a)	3,057	26,963
Overstock.com Inc.(a)(b)	414	6,541
Perficient Inc.(a)	658	10,798
Priceline.com Inc.(a)	948	41,342
RealNetworks Inc.(a)	3,016	32,995
Redback Networks Inc.(a)	2,401	59,881
RightNow Technologies Inc.(a)	557	9,592
Sapient Corp.(a)	3,048	16,734
Secure Computing Corp.(a)	95	623
Shutterfly Inc.(a)	51	734
Sohu.com Inc.(a)	960	23,040
Stamps.com Inc.(a)	693	10,915
Symantec Corp.(a)	15,476	322,675
Terremark Worldwide Inc.(a)	1,463	9,831
TheStreet.com Inc.	683	6,079
TIBCO Software Inc.(a)	1,015	9,582
Travelzoo Inc.(a)	117	3,504
TriZetto Group Inc. (The)(a)	1,603	29,447
24/7 Real Media Inc.(a)	1,818	16,453
ValueClick Inc.(a)	3,624	85,635
Vasco Data Security International Inc.(a)	930	11,021
VeriSign Inc.(a)	8,619	207,287
Vignette Corp.(a)	362	6,179
WebEx Communications Inc.(a)	1,568	54,708
WebMD Health Corp. Class A(a)(b)	264	10,565
webMethods Inc.(a)	560	4,122
Websense Inc.(a)	1,803	41,162
WebSideStory Inc.(a)	655	8,292
Yahoo! Inc.(a)	53,422	1,364,398

		10,083,968
INVESTMENT COMPANIES—0.01%
Gladstone Investment Corp.	266	4,072
Harris & Harris Group Inc.(a)(b)	627	7,580
Technology Investment Capital Corp.	395	6,375

		18,027
IRON & STEEL—0.21%
AK Steel Holding Corp.(a)	4,113	69,510

Allegheny Technologies Inc.	3,823	346,670
Carpenter Technology Corp.	895	91,755
Chaparral Steel Co.	316	13,989
Cleveland-Cliffs Inc.	574	27,805
Oregon Steel Mills Inc.(a)	1,164	72,645

		622,374
LEISURE TIME—0.31%
Ambassadors Group Inc.	775	23,521
Bally Total Fitness Holding Corp.(a)(b)	315	772
Brunswick Corp.	665	21,214
Harley-Davidson Inc.	10,136	714,284
Life Time Fitness Inc.(a)	1,144	55,495
Marine Products Corp.	260	3,052
Nautilus Inc.	928	12,992
Polaris Industries Inc.	1,257	58,865
Town Sports International Holdings Inc.(a)	88	1,450
WMS Industries Inc.(a)	1,017	35,453

		927,098
LODGING—1.11%
Ameristar Casinos Inc.	251	7,716
Aztar Corp.(a)	357	19,428
Boyd Gaming Corp.	1,649	74,716
Choice Hotels International Inc.	1,266	53,299
Harrah’s Entertainment Inc.	5,184	428,820
Hilton Hotels Corp.	14,588	509,121
Las Vegas Sands Corp.(a)	5,263	470,933
Lodgian Inc.(a)	49	666
Marriott International Inc. Class A	12,928	616,924
MGM Mirage(a)	4,578	262,548
Monarch Casino & Resort Inc.(a)	390	9,313
Morgans Hotel Group Co.(a)	671	11,360
MTR Gaming Group Inc.(a)	217	2,652
Riviera Holdings Corp.(a)	229	5,533
Starwood Hotels & Resorts Worldwide Inc.	6,864	429,000
Station Casinos Inc.	1,801	147,088
Wyndham Worldwide Corp.(a)	1,066	34,133
Wynn Resorts Ltd.	1,841	172,778

		3,256,028
MACHINERY—1.17%
AGCO Corp.(a)	235	7,271
Albany International Corp. Class A	670	22,050
Applied Industrial Technologies Inc.	1,679	44,175
Astec Industries Inc.(a)	640	22,464
Bucyrus International Inc. Class A	1,181	61,129
Caterpillar Inc.	25,306	1,552,017
Chart Industries Inc.(a)	240	3,890
Cognex Corp.	1,606	38,255
Columbus McKinnon Corp.(a)	681	14,315
Cummins Inc.	1,423	168,170
DXP Enterprises Inc.(a)	77	2,698
Flowserve Corp.(a)	311	15,696
Gardner Denver Inc.(a)	1,962	73,202
Gehl Corp.(a)	131	3,606
Gerber Scientific Inc.(a)	145	1,821
Graco Inc.	2,571	101,863
IDEX Corp.	1,994	94,536
Intermec Inc.(a)	1,879	45,603
Intevac Inc.(a)	787	20,423
iRobot Corp.(a)	423	7,639
Joy Global Inc.	4,748	229,518

Lindsay Corp.	52	1,698
Manitowoc Co. Inc. (The)	2,280	135,500
Middleby Corp. (The)(a)	252	26,377
Nordson Corp.	947	47,189
Presstek Inc.(a)	1,097	6,977
Rockwell Automation Inc.	6,731	411,129
Sauer-Danfoss Inc.	292	9,417
Tennant Co.	105	3,045
Terex Corp.(a)	1,790	115,598
TurboChef Technologies Inc.(a)	509	8,663
Wabtec Corp.	1,820	55,292
Zebra Technologies Corp. Class A(a)	2,647	92,089

		3,443,315
MANUFACTURING—4.78%
Actuant Corp. Class A	1,026	48,889
Acuity Brands Inc.	1,685	87,687
American Railcar Industries Inc.	346	11,778
Barnes Group Inc.	1,162	25,274
Blount International Inc.(a)	773	10,405
Brink’s Co. (The)	1,411	90,191
Carlisle Companies Inc.	994	78,029
Ceradyne Inc.(a)	1,011	57,122
CLARCOR Inc.	694	23,464
Danaher Corp.	8,984	650,801
Donaldson Co. Inc.	2,767	96,043
Dover Corp.	6,948	340,591
ESCO Technologies Inc.(a)	959	43,577
Flanders Corp.(a)	486	4,811
FreightCar America Inc.	256	14,195
General Electric Co.	191,086	7,110,310
GenTek Inc.(a)	384	13,283
Harsco Corp.	1,572	119,629
Hexcel Corp.(a)	3,502	60,970
Honeywell International Inc.	14,179	641,458
Illinois Tool Works Inc.	18,855	870,912
ITT Industries Inc.	4,727	268,588
Jacuzzi Brands Inc.(a)	1,475	18,334
Lancaster Colony Corp.	670	29,688
Leggett & Platt Inc.	3,768	90,055
Matthews International Corp. Class A	793	31,205
Myers Industries Inc.	606	9,490
Pall Corp.	830	28,677
Parker Hannifin Corp.	1,930	148,378
Pentair Inc.	1,440	45,216
PW Eagle Inc.(b)	394	13,593
Raven Industries Inc.	610	16,348
Reddy Ice Holdings Inc.	542	13,994
Roper Industries Inc.	3,256	163,581
Smith & Wesson Holding Corp.(a)	1,086	11,229
Smith (A.O.) Corp.	563	21,146
Textron Inc.	4,611	432,373
3M Co.	28,555	2,225,291
Trinity Industries Inc.	2,782	97,926

		14,064,531
MEDIA—2.89%
Acacia Research Corp.-Acacia Technologies Group(a)	1,044	13,969
Cablevision Systems Corp.	4,078	116,141
CKX Inc.(a)	1,921	22,533
Comcast Corp. Class A(a)	37,185	1,574,041
Courier Corp.	53	2,065

Crown Media Holdings Inc.(a)(b)	299	1,085
CTC Media Inc.(a)	604	14,502
Cumulus Media Inc. Class A(a)	339	3,522
DIRECTV Group Inc. (The)(a)	30,419	758,650
Discovery Holding Co. Class A(a)	2,968	47,755
Dow Jones & Co. Inc.	2,218	84,284
EchoStar Communications Corp.(a)	7,865	299,106
Emmis Communications Corp.	396	3,263
Entravision Communications Corp.(a)	1,352	11,113
GateHouse Media Inc.	260	4,826
Gemstar-TV Guide International Inc.(a)	9,293	37,265
Liberty Global Inc. Class A(a)	5,591	162,978
LodgeNet Entertainment Corp.(a)	627	15,694
Martha Stewart Living Omnimedia Inc. Class A	943	20,652
McClatchy Co. (The) Class A	164	7,101
McGraw-Hill Companies Inc. (The)	13,509	918,882
Mediacom Communications Corp.(a)	1,133	9,109
Meredith Corp.	1,167	65,760
News Corp. Class A	59,050	1,268,394
Playboy Enterprises Inc. Class B(a)	97	1,112
Private Media Group Inc.(a)(b)	940	3,788
Readers Digest Association Inc. (The)	1,840	30,728
Salem Communications Corp. Class A	23	275
Scripps (E.W.) Co. Class A	3,143	156,961
Sinclair Broadcast Group Inc. Class A	1,705	17,903
Sirius Satellite Radio Inc.(a)(b)	52,611	186,243
Spanish Broadcasting System Inc. Class A(a)	703	2,889
Sun-Times Media Group Inc. Class A	1,468	7,208
Time Warner Inc.	10,456	227,732
Univision Communications Inc. Class A(a)	5,516	195,377
Value Line Inc.	43	1,954
Viacom Inc. Class B(a)	23,964	983,243
Walt Disney Co. (The)	28,058	961,548
Washington Post Co. (The) Class B	36	26,842
Wiley (John) & Sons Inc. Class A	1,664	64,014
World Wrestling Entertainment Inc.	800	13,040
XM Satellite Radio Holdings Inc. Class A(a)	10,969	158,502

		8,502,049
METAL FABRICATE & HARDWARE—0.21%
Ampco-Pittsburgh Corp.	19	636
Castle (A.M.) & Co.	183	4,657
Dynamic Materials Corp.	435	12,224
Foster (L.B.) Co. Class A(a)	384	9,949
Kaydon Corp.	1,055	41,926
Ladish Co. Inc.(a)	502	18,614
Mueller Industries Inc.	182	5,769
Mueller Water Products Inc. Class A	3,744	55,673
NN Inc.	52	646
Precision Castparts Corp.	5,137	402,124
Quanex Corp.	294	10,169
RBC Bearings Inc.(a)	769	22,040
Timken Co. (The)	246	7,178
Valmont Industries Inc.	631	35,014

		626,619
MINING—0.66%
Alcoa Inc.	13,122	393,791
AMCOL International Corp.	817	22,664
Century Aluminum Co.(a)	477	21,298
Coeur d’Alene Mines Corp.(a)	10,403	51,495
Freeport-McMoRan Copper & Gold Inc.	3,890	216,790
Hecla Mining Co.(a)	4,463	34,187

Newmont Mining Corp.	14,963	675,579
Royal Gold Inc.	356	12,809
RTI International Metals Inc.(a)	840	65,705
Southern Copper Corp.(b)	510	27,484
Stillwater Mining Co.(a)	1,267	15,825
Titanium Metals Corp.(a)	3,019	89,091
Vulcan Materials Co.	3,600	323,532

		1,950,250
OFFICE & BUSINESS EQUIPMENT—0.08%
Global Imaging Systems Inc.(a)	520	11,414
Pitney Bowes Inc.	4,995	230,719

		242,133
OFFICE FURNISHINGS—0.09%
Herman Miller Inc.	2,486	90,391
HNI Corp.	1,831	81,315
Interface Inc. Class A(a)	1,796	25,539
Knoll Inc.	1,232	27,104
Steelcase Inc. Class A	2,245	40,769

		265,118
OIL & GAS—1.72%
Alon USA Energy Inc.	277	7,288
Arena Resources Inc.(a)	401	17,127
Atlas America Inc.(a)	651	33,181
ATP Oil & Gas Corp.(a)	760	30,073
Atwood Oceanics Inc.(a)	1,017	49,802
Aurora Oil & Gas Corp.(a)	4,155	13,338
Berry Petroleum Co. Class A	1,320	40,933
Bill Barrett Corp.(a)	479	13,034
Bois d’Arc Energy Inc.(a)	603	8,822
Bronco Drilling Co. Inc.(a)	422	7,254
Callon Petroleum Co.(a)	394	5,922
Carrizo Oil & Gas Inc.(a)	783	22,723
Cheniere Energy Inc.(a)	2,060	59,472
Clayton Williams Energy Inc.(a)	208	7,552
CNX Gas Corp.(a)	1,046	26,673
Comstock Resources Inc.(a)	1,100	34,166
Crosstex Energy Inc.	1,209	38,313
Delek US Holdings Inc.	386	6,327
Delta Petroleum Corp.(a)	1,820	42,151
Denbury Resources Inc.(a)	4,459	123,916
Diamond Offshore Drilling Inc.	2,213	176,907
Energy Partners Ltd.(a)	1,052	25,690
ENSCO International Inc.	5,873	294,002
EOG Resources Inc.	4,176	260,791
Exploration Co. of Delaware (The)(a)	1,086	14,487
Exxon Mobil Corp.	13,076	1,002,014
Frontier Oil Corp.	2,274	65,355
Gasco Energy Inc.(a)	2,751	6,740
GeoGlobal Resources Inc.(a)(b)	1,131	8,878
Geomet Inc.(a)	301	3,130
Giant Industries Inc.(a)	164	12,292
GMX Resources Inc.(a)	295	10,473
Goodrich Petroleum Corp.(a)	476	17,222
Grey Wolf Inc.(a)	7,292	50,023
Gulfport Energy Corp.(a)	488	6,632
Helmerich & Payne Inc.	3,936	96,314
Holly Corp.	1,804	92,726
Mariner Energy Inc.(a)	2,744	53,782
Parallel Petroleum Corp.(a)	1,556	27,339
Patterson-UTI Energy Inc.	6,101	141,726

Penn Virginia Corp.	295	20,662
Petrohawk Energy Corp.(a)	3,127	35,961
Petroleum Development Corp.(a)	616	26,519
PetroQuest Energy Inc.(a)	397	5,058
Pioneer Drilling Co.(a)	1,553	20,624
Plains Exploration & Production Co.(a)	2,936	139,548
Pride International Inc.(a)	4,939	148,219
PrimeEnergy Corp.(a)	24	1,548
Quest Resource Corp.(a)	740	7,474
Quicksilver Resources Inc.(a)	2,345	85,804
RAM Energy Resources Inc.(a)(b)	391	2,154
Range Resources Corp.	5,158	141,639
Rowan Companies Inc.	3,838	127,422
Southwestern Energy Co.(a)	6,413	224,776
St. Mary Land & Exploration Co.	2,134	78,617
Sulphco Inc.(a)(b)	788	3,719
Sunoco Inc.	2,372	147,918
TODCO(a)	2,184	74,627
Toreador Resources Corp.(a)	444	11,442
Transmeridian Exploration Inc.(a)(b)	2,600	8,970
Unit Corp.(a)	1,729	83,770
VAALCO Energy Inc.(a)	2,149	14,506
Venoco Inc.(a)	276	4,847
W&T Offshore Inc.	868	26,665
Warren Resources Inc.(a)	553	6,481
XTO Energy Inc.	13,766	647,690

		5,051,250
OIL & GAS SERVICES—1.62%
Allis-Chalmers Energy Inc.(a)	832	19,169
Baker Hughes Inc.	12,160	907,866
Basic Energy Services Inc.(a)	476	11,733
BJ Services Co.	11,411	334,571
Cameron International Corp.(a)	4,426	234,799
CARBO Ceramics Inc.	756	28,252
Complete Production Services Inc.(a)	967	20,500
Dawson Geophysical Co.(a)	148	5,392
Dresser-Rand Group Inc.(a)	1,173	28,703
Dril-Quip Inc.(a)	822	32,190
FMC Technologies Inc.(a)	2,570	158,389
Global Industries Ltd.(a)	3,302	43,058
Grant Prideco Inc.(a)	5,020	199,645
Gulf Island Fabrication Inc.	292	10,775
Halliburton Co.	39,057	1,212,720
Helix Energy Solutions Group Inc.(a)	3,410	106,972
Hercules Offshore Inc.(a)	763	22,051
Hornbeck Offshore Services Inc.(a)	41	1,464
Hydril Co.(a)	666	50,077
Input/Output Inc.(a)	739	10,073
Lone Star Technologies Inc.(a)	77	3,728
Lufkin Industries Inc.	550	31,944
MarkWest Hydrocarbon Inc.	238	11,555
Matrix Service Co.(a)	782	12,590
Metretek Technologies Inc.(a)	601	7,404
NATCO Group Inc. Class A(a)	544	17,343
National Oilwell Varco Inc.(a)	6,205	379,622
Newpark Resources Inc.(a)	1,934	13,944
Oceaneering International Inc.(a)	2,007	79,678
Oil States International Inc.(a)	961	30,973
RPC Inc.	1,195	20,172
Smith International Inc.	8,147	334,597
Superior Energy Services Inc.(a)	3,095	101,145
Superior Well Services Inc.(a)	406	10,377

T-3 Energy Services Inc.(a)	10	221
Tetra Technologies Inc.(a)	2,667	68,222
Tidewater Inc.	1,310	63,352
Veritas DGC Inc.(a)	926	79,293
W-H Energy Services Inc.(a)	1,095	53,316

		4,757,875
PACKAGING & CONTAINERS—0.27%
AEP Industries Inc.(a)	267	14,234
Ball Corp.	3,923	171,043
Crown Holdings Inc.(a)	6,285	131,482
Graphic Packaging Corp.(a)	2,843	12,310
Owens-Illinois Inc.(a)	5,748	106,051
Packaging Corp. of America	3,037	67,118
Pactiv Corp.(a)	5,090	181,662
Sealed Air Corp.	1,266	82,189
Silgan Holdings Inc.	522	22,926

		789,015
PHARMACEUTICALS—5.67%
Abbott Laboratories	46,211	2,250,938
Abraxis BioScience Inc.(a)	952	26,028
ACADIA Pharmaceuticals Inc.(a)	908	7,981
Adams Respiratory Therapeutics Inc.(a)	1,143	46,646
Adolor Corp.(a)	1,696	12,754
Akorn Inc.(a)	1,673	10,456
Alkermes Inc.(a)	3,673	49,108
Allergan Inc.	5,650	676,531
Alnylam Pharmaceuticals Inc.(a)(b)	1,195	25,573
Alpharma Inc. Class A	305	7,351
Altus Pharmaceuticals Inc.(a)(b)	234	4,411
AmerisourceBergen Corp.	1,532	68,879
Amylin Pharmaceuticals Inc.(a)	4,249	153,261
Anadys Pharmaceuticals Inc.(a)	672	3,306
Array BioPharma Inc.(a)	1,460	18,863
AtheroGenics Inc.(a)(b)	1,265	12,536
Auxilium Pharmaceuticals Inc.(a)	1,158	17,011
AVANIR Pharmaceuticals Class A(a)(b)	1,186	2,740
AVI BioPharma Inc.(a)	1,875	5,963
Barr Pharmaceuticals Inc.(a)	4,078	204,389
Bentley Pharmaceuticals Inc.(a)	121	1,231
Bioenvision Inc.(a)	1,344	6,236
BioMarin Pharmaceutical Inc.(a)	3,518	57,660
Bristol-Myers Squibb Co.	34,013	895,222
Cadence Pharmaceuticals Inc.(a)	222	2,735
Caraco Pharmaceutical Laboratories Ltd.(a)	304	4,256
Cardinal Health Inc.	15,854	1,021,473
Caremark Rx Inc.	15,409	880,008
Cephalon Inc.(a)	2,268	159,690
CombinatoRX Inc.(a)	922	7,985
Conor Medsystems Inc.(a)	1,223	38,317
Cubist Pharmaceuticals Inc.(a)	2,043	36,999
CV Therapeutics Inc.(a)	2,200	30,712
Cypress Bioscience Inc.(a)	740	5,735
Dendreon Corp.(a)	138	575
Depomed Inc.(a)	1,387	4,785
Durect Corp.(a)	2,082	9,244
Emergent BioSolutions Inc.(a)	156	1,741
Emisphere Technologies Inc.(a)	763	4,036
Endo Pharmaceuticals Holdings Inc.(a)	4,984	137,459
Express Scripts Inc.(a)	4,400	315,040
Forest Laboratories Inc.(a)	12,328	623,797
Genta Inc.(a)	5,003	2,214

Gilead Sciences Inc.(a)	17,214	1,117,705
HealthExtras Inc.(a)	1,022	24,630
Hi-Tech Pharmacal Co. Inc.(a)	379	4,612
Hospira Inc.(a)	5,858	196,712
Idenix Pharmaceuticals Inc.(a)	924	8,030
I-Flow Corp.(a)	882	13,186
ImClone Systems Inc.(a)	2,606	69,737
Indevus Pharmaceuticals Inc.(a)	1,526	10,835
Isis Pharmaceuticals Inc.(a)	2,733	30,391
K-V Pharmaceutical Co. Class A(a)	1,448	34,433
Lilly (Eli) & Co.	28,083	1,463,124
Mannatech Inc.(b)	620	9,133
MannKind Corp.(a)	831	13,703
Medarex Inc.(a)	4,578	67,709
Medco Health Solutions Inc.(a)	7,062	377,393
Medicines Co. (The)(a)	1,871	59,348
Medicis Pharmaceutical Corp. Class A	2,047	71,911
Merck & Co. Inc.	25,198	1,098,633
MGI Pharma Inc.(a)	2,920	53,757
Mylan Laboratories Inc.	7,873	157,145
Nastech Pharmaceutical Co. Inc.(a)	809	12,240
NBTY Inc.(a)	231	9,603
Neurocrine Biosciences Inc.(a)	1,125	11,723
New River Pharmaceuticals Inc.(a)(b)	508	27,793
Noven Pharmaceuticals Inc.(a)	891	22,676
NPS Pharmaceuticals Inc.(a)	1,434	6,496
Nuvelo Inc.(a)	1,399	5,596
Omnicare Inc.	2,201	85,025
Onyx Pharmaceuticals Inc.(a)	1,554	16,441
OSI Pharmaceuticals Inc.(a)	2,127	74,402
Osiris Therapeutics Inc.(a)(b)	113	2,861
Pain Therapeutics Inc.(a)(b)	1,329	11,828
Par Pharmaceutical Companies Inc.(a)	872	19,507
Penwest Pharmaceuticals Co.(a)	864	14,360
Perrigo Co.	225	3,893
PetMed Express Inc.(a)	696	9,292
Pharmion Corp.(a)	641	16,499
POZEN Inc.(a)	936	15,903
Progenics Pharmaceuticals Inc.(a)	827	21,287
Renovis Inc.(a)	562	1,776
Rigel Pharmaceuticals Inc.(a)	244	2,896
Salix Pharmaceuticals Ltd.(a)	1,737	21,139
Santarus Inc.(a)	1,719	13,460
Schering-Plough Corp.	56,038	1,324,738
Sciele Pharma Inc.(a)	951	22,824
Sepracor Inc.(a)	4,171	256,850
Somaxon Pharmaceuticals Inc.(a)	179	2,540
Tanox Inc.(a)	912	18,149
Tiens Biotech Group (USA) Inc.(a)	131	515
Trimeris Inc.(a)	661	8,401
Trubion Pharmaceuticals Inc.(a)	145	2,611
United Therapeutics Inc.(a)	888	48,281
USANA Health Sciences Inc.(a)	357	18,443
Valeant Pharmaceuticals International	3,485	60,081
VCA Antech Inc.(a)	3,117	100,336
ViroPharma Inc.(a)	1,068	15,636
Wyeth	31,172	1,587,278
XenoPort Inc.(a)	759	18,633
Zymogenetics Inc.(a)	1,410	21,954

		16,667,968

PIPELINES—0.56%
El Paso Corp.	24,798	378,913
Equitable Resources Inc.	3,922	163,744
Kinder Morgan Inc.	4,047	427,970
Questar Corp.	2,903	241,094
Williams Companies Inc.	17,164	448,324

		1,660,045
REAL ESTATE—0.24%
CB Richard Ellis Group Inc. Class A(a)	7,093	235,488
Consolidated-Tomoka Land Co.	220	15,928
Forest City Enterprises Inc. Class A	2,636	153,942
HouseValues Inc.(a)	512	2,883
Jones Lang LaSalle Inc.	1,336	123,139
Realogy Corp.(a)	1,166	35,353
Resource Capital Corp.	78	1,322
St. Joe Co. (The)(b)	2,787	149,300

		717,355
REAL ESTATE INVESTMENT TRUSTS—0.99%
Acadia Realty Trust	1,188	29,724
Alexander’s Inc.(a)	83	34,831
Alexandria Real Estate Equities Inc.	226	22,690
CapitalSource Inc.	2,267	61,912
CBRE Realty Finance Inc.	56	880
Corporate Office Properties Trust	1,258	63,491
Cousins Properties Inc.	1,436	50,648
Crystal River Capital Inc.	38	970
Developers Diversified Realty Corp.	1,733	109,092
Digital Realty Trust Inc.	1,052	36,010
Douglas Emmett Inc.	602	16,007
EastGroup Properties Inc.	887	47,508
Equity Lifestyle Properties Inc.	736	40,060
Essex Property Trust Inc.	388	50,149
Federal Realty Investment Trust	1,037	88,145
FelCor Lodging Trust Inc.	418	9,129
General Growth Properties Inc.	3,321	173,456
Getty Realty Corp.	657	20,301
Glimcher Realty Trust	1,363	36,406
Global Signal Inc.	642	33,814
Home Properties Inc.	1,131	67,034
Inland Real Estate Corp.	138	2,583
JER Investors Trust Inc.	361	7,462
Kilroy Realty Corp.	1,198	93,444
Longview Fibre Co.	779	17,099
Macerich Co. (The)	2,698	233,566
Maguire Properties Inc.	219	8,760
Mid-America Apartment Communities Inc.	229	13,108
Mills Corp.	2,117	42,340
Omega Healthcare Investors Inc.	382	6,769
PS Business Parks Inc.	123	8,697
Public Storage Inc.	2,904	283,140
Saul Centers Inc.	408	22,518
Simon Property Group Inc.	4,662	472,214
SL Green Realty Corp.	1,722	228,647
Sovran Self Storage Inc.	88	5,041
Sun Communities Inc.	674	21,811
Tanger Factory Outlet Centers Inc.	1,163	45,450
Taubman Centers Inc.	1,061	53,962
United Dominion Realty Trust Inc.	5,023	159,681
Ventas Inc.	2,328	98,521
Washington Real Estate Investment Trust	1,728	69,120
Weingarten Realty Investors	749	34,536

		2,920,726

RETAIL—9.18%
Abercrombie & Fitch Co. Class A	3,378	235,210
AC Moore Arts & Crafts Inc.(a)	309	6,696
Advance Auto Parts Inc.	4,045	143,840
Aeropostale Inc.(a)	2,050	63,284
American Eagle Outfitters Inc.	6,418	200,306
America’s Car-Mart Inc.(a)(b)	185	2,194
AnnTaylor Stores Corp.(a)	2,510	82,428
Applebee’s International Inc.	2,331	57,506
AutoZone Inc.(a)	1,939	224,071
Barnes & Noble Inc.	440	17,472
Bebe Stores Inc.	890	17,613
Bed Bath & Beyond Inc.(a)	10,718	408,356
Best Buy Co. Inc.	15,121	743,802
Big 5 Sporting Goods Corp.	675	16,484
BJ’s Restaurants Inc.(a)	519	10,489
Brinker International Inc.	4,758	143,501
Brown Shoe Co. Inc.	277	13,224
Buckle Inc. (The)	314	15,967
Buffalo Wild Wings Inc.(a)	273	14,524
Build-A-Bear Workshop Inc.(a)(b)	547	15,327
Burger King Holdings Inc.(a)	934	19,707
Cabela’s Inc. Class A(a)	82	1,979
Cache Inc.(a)	427	10,777
California Pizza Kitchen Inc.(a)	748	24,916
CarMax Inc.(a)	3,942	211,409
Casey’s General Store Inc.	154	3,627
Cash America International Inc.	572	26,827
Casual Male Retail Group Inc.(a)	1,155	15,073
Cato Corp. Class A	1,149	26,324
CEC Entertainment Inc.(a)	697	28,054
Charlotte Russe Holding Inc.(a)	750	23,063
Charming Shoppes Inc.(a)	2,329	31,511
Cheesecake Factory Inc. (The)(a)	2,970	73,062
Chico’s FAS Inc.(a)	6,706	138,747
Children’s Place Retail Stores Inc. (The)(a)	838	53,230
Chipotle Mexican Grill Inc. Class B(a)	915	47,580
Christopher & Banks Corp.	1,359	25,359
Circuit City Stores Inc.	6,064	115,095
Citi Trends Inc.(a)	240	9,514
CKE Restaurants Inc.	2,596	47,766
Claire’s Stores Inc.	3,701	122,651
Coldwater Creek Inc.(a)	2,237	54,851
Conn’s Inc.(a)(b)	246	5,724
Copart Inc.(a)	2,647	79,410
Cosi Inc.(a)	1,290	6,566
Costco Wholesale Corp.	12,074	638,352
CSK Auto Corp.(a)	898	15,401
CVS Corp.	27,958	864,182
Darden Restaurants Inc.	5,680	228,166
Deb Shops Inc.	179	4,726
dELiA*s Inc.(a)	441	4,626
Denny’s Corp.(a)	3,441	16,207
Dick’s Sporting Goods Inc.(a)	1,359	66,577
Dollar General Corp.	11,029	177,126
Dollar Tree Stores Inc.(a)	415	12,492
Dress Barn Inc.(a)	1,720	40,128
DSW Inc. Class A(a)(b)	614	23,682
EZCORP Inc.(a)	1,319	21,434
Family Dollar Stores Inc.	3,117	91,422
Federated Department Stores Inc.	1,693	64,554
First Cash Financial Services Inc.(a)	1,045	27,034
Foot Locker Inc.	658	14,430

GameStop Corp. Class A(a)	2,464	135,791
Gap Inc. (The)	10,895	212,453
Genesco Inc.(a)	118	4,401
Guitar Center Inc.(a)	1,147	52,143
Hibbet Sporting Goods Inc.(a)	1,341	40,941
Home Depot Inc.	73,973	2,970,756
Hot Topic Inc.(a)	1,661	22,158
IHOP Corp.	164	8,643
J. Crew Group Inc.(a)	369	14,225
Jos. A. Bank Clothiers Inc.(a)	671	19,694
Kohl’s Corp.(a)	12,366	846,205
Krispy Kreme Doughnuts Inc.(a)(b)	953	10,578
Limited Brands Inc.	12,963	375,149
Longs Drug Stores Corp.	1,049	44,457
Lowe’s Companies Inc.	58,643	1,826,729
MarineMax Inc.(a)	35	908
McCormick & Schmick’s Seafood Restaurants Inc.(a)	394	9,472
Men’s Wearhouse Inc. (The)	1,791	68,524
Morton’s Restaurant Group Inc.(a)	125	2,081
MSC Industrial Direct Co. Inc. Class A	1,420	55,593
New York & Co. Inc.(a)	799	10,451
Nordstrom Inc.	8,954	441,790
Nu Skin Enterprises Inc. Class A	1,312	23,918
Office Depot Inc.(a)	10,910	416,435
O’Reilly Automotive Inc.(a)	4,234	135,742
OSI Restaurant Partners Inc.(b)	1,321	51,783
P.F. Chang’s China Bistro Inc.(a)(b)	1,001	38,418
Pacific Sunwear of California Inc.(a)	2,731	53,473
Panera Bread Co. Class A(a)	1,133	63,346
Pantry Inc. (The)(a)	779	36,488
Papa John’s International Inc.(a)	575	16,681
Payless ShoeSource Inc.(a)	304	9,977
Penney (J.C.) Co. Inc.	8,867	685,951
PetSmart Inc.	5,246	151,400
RadioShack Corp.	3,881	65,123
Rare Hospitality International Inc.(a)	1,080	35,564
Red Robin Gourmet Burgers Inc.(a)(b)	624	22,370
Restoration Hardware Inc.(a)	1,099	9,352
Retail Ventures Inc.(a)	760	14,470
Ross Stores Inc.	5,375	157,488
Ruby Tuesday Inc.(b)	2,019	55,401
Ruth’s Chris Steak House Inc.(a)	654	11,955
Sally Beauty Co. Inc.(a)	627	4,891
School Specialty Inc.(a)	90	3,374
Select Comfort Corp.(a)	2,009	34,937
Sonic Corp.(a)	2,736	65,527
Staples Inc.	27,495	734,117
Starbucks Corp.(a)	29,061	1,029,341
Stein Mart Inc.	528	7,001
Susser Holdings Corp.(a)	70	1,260
Target Corp.	32,862	1,874,777
Texas Roadhouse Inc. Class A(a)	1,955	25,923
Tiffany & Co.	3,233	126,863
Tim Hortons Inc.	7,175	207,788
TJX Companies Inc.	17,343	494,622
Tractor Supply Co.(a)	1,341	59,956
Triarc Companies Inc. Class B	2,313	46,260
Tuesday Morning Corp.	837	13,015
Tween Brands Inc.(a)	1,266	50,551
Under Armour Inc. Class A(a)	780	39,351
United Auto Group Inc.	238	5,610
Urban Outfitters Inc.(a)	4,303	99,098

Walgreen Co.	38,173	1,751,759
Wal-Mart Stores Inc.	92,971	4,293,401
Wendy’s International Inc.	1,790	59,231
Wet Seal Inc. Class A(a)	2,527	16,855
Williams-Sonoma Inc.	3,590	112,870
World Fuel Services Corp.	1,033	45,927
Yum! Brands Inc.	10,272	603,994
Zumiez Inc.(a)	538	15,893

		26,998,324
SAVINGS & LOANS—0.11%
Charter Financial Corp.	146	7,522
Fidelity Bankshares Inc.	261	10,354
Home Federal Bancorp Inc.	18	309
Hudson City Bancorp Inc.	10,825	150,251
Investors Bancorp Inc.(a)	114	1,793
NewAlliance Bancshares Inc.	1,932	31,685
People’s Bank	2,192	97,807
PFF Bancorp Inc.	247	8,524
Roma Financial Corp.(a)	27	447
ViewPoint Financial Group(a)	35	593
Wauwatosa Holdings Inc.(a)	29	517
Westfield Financial Inc.	77	2,664

		312,466
SEMICONDUCTORS—4.71%
Advanced Analogic Technologies Inc.(a)	1,387	7,476
Advanced Micro Devices Inc.(a)	20,873	424,766
Agere Systems Inc.(a)	6,336	121,461
Altera Corp.(a)	13,733	270,265
AMIS Holdings Inc.(a)	897	9,481
Amkor Technology Inc.(a)	3,827	35,744
ANADIGICS Inc.(a)	1,780	15,771
Analog Devices Inc.	13,025	428,132
Applied Materials Inc.	52,194	962,979
Asyst Technologies Inc.(a)	1,172	8,567
ATMI Inc.(a)	971	29,645
Broadcom Corp. Class A(a)	17,214	556,184
Cabot Microelectronics Corp.(a)	516	17,513
Cirrus Logic Inc.(a)	2,849	19,601
Conexant Systems Inc.(a)	15,845	32,324
Cree Inc.(a)	2,459	42,590
Cypress Semiconductor Corp.(a)	4,679	78,935
Diodes Inc.(a)	747	26,504
DSP Group Inc.(a)	155	3,364
EMCORE Corp.(a)	1,531	8,466
Emulex Corp.(a)	962	18,769
Entegris Inc.(a)	517	5,594
Exar Corp.(a)	531	6,903
Fairchild Semiconductor International Inc. Class A(a)	2,344	39,403
FormFactor Inc.(a)	1,713	63,809
Genesis Microchip Inc.(a)	630	6,388
Hittite Microwave Corp.(a)	492	15,901
Ikanos Communications Inc.(a)	772	6,709
Integrated Device Technology Inc.(a)	3,310	51,239
Intel Corp.	219,958	4,454,150
International Rectifier Corp.(a)	1,469	56,601
Intersil Corp. Class A	2,321	55,518
IXYS Corp.(a)	913	8,126
KLA-Tencor Corp.	5,996	298,301
Kopin Corp.(a)	2,239	7,993
Lam Research Corp.(a)	5,370	271,829

Linear Technology Corp.	11,544	350,014
LSI Logic Corp.(a)	10,706	96,354
LTX Corp.(a)	2,318	12,981
Mattson Technology Inc.(a)	1,820	16,962
Maxim Integrated Products Inc.	12,191	373,288
MEMC Electronic Materials Inc.(a)	5,525	216,249
Micrel Inc.(a)	2,726	29,386
Microchip Technology Inc.	8,195	267,977
Micron Technology Inc.(a)	12,395	173,034
Microsemi Corp.(a)	2,645	51,974
Microtune Inc.(a)	1,979	9,301
Mindspeed Technologies Inc.(a)	4,114	7,858
MIPS Technologies Inc. Class A(a)	914	7,586
Monolithic Power Systems Inc.(a)	813	9,032
MoSys Inc.(a)	836	7,733
National Semiconductor Corp.	12,656	287,291
NetLogic Microsystems Inc.(a)	605	13,122
Nextest Systems Corp.(a)	231	2,603
Novellus Systems Inc.(a)	1,880	64,710
NVIDIA Corp.(a)	13,366	494,676
OmniVision Technologies Inc.(a)(b)	1,990	27,164
ON Semiconductor Corp.(a)	5,294	40,076
Pericom Semiconductor Corp.(a)	516	5,919
PLX Technology Inc.(a)	934	12,179
PMC-Sierra Inc.(a)	7,734	51,895
PortalPlayer Inc.(a)	417	5,609
QLogic Corp.(a)	6,042	132,441
Rambus Inc.(a)	2,967	56,165
Rudolph Technologies Inc.(a)	136	2,165
Semitool Inc.(a)	105	1,398
Semtech Corp.(a)	2,714	35,472
Silicon Image Inc.(a)	3,047	38,758
Silicon Laboratories Inc.(a)	1,868	64,726
SiRF Technology Holdings Inc.(a)	1,929	49,228
Skyworks Solutions Inc.(a)	1,300	9,204
Spansion Inc. Class A(a)	287	4,265
Staktek Holdings Inc.(a)	128	659
Standard Microsystems Corp.(a)	209	5,848
Supertex Inc.(a)	441	17,309
Techwell Inc.(a)	148	2,377
Teradyne Inc.(a)	5,731	85,736
Tessera Technologies Inc.(a)	1,725	69,587
Texas Instruments Inc.	58,879	1,695,715
Transmeta Corp.(a)	7,327	8,133
TranSwitch Corp.(a)	4,755	6,657
Ultratech Inc.(a)	773	9,647
Varian Semiconductor Equipment Associates Inc.(a)	1,839	83,711
Veeco Instruments Inc.(a)	1,049	19,648
Virage Logic Corp.(a)	524	4,868
Volterra Semiconductor Corp.(a)	694	10,410
Xilinx Inc.	13,075	311,316
Zoran Corp.(a)	1,609	23,459

		13,850,876
SOFTWARE—7.26%
Activision Inc.(a)	10,358	178,572
Actuate Corp.(a)	1,716	10,193
Acxiom Corp.	3,013	77,283
Adobe Systems Inc.(a)	22,618	930,052
Advent Software Inc.(a)	814	28,726
Allscripts Healthcare Solutions Inc.(a)	1,729	46,666
Altiris Inc.(a)	51	1,294

American Reprographics Co.(a)	969	32,277
ANSYS Inc.(a)	1,152	50,100
Autodesk Inc.(a)	8,788	355,562
Automatic Data Processing Inc.	21,843	1,075,768
Avid Technology Inc.(a)	149	5,552
BEA Systems Inc.(a)	14,586	183,492
Blackbaud Inc.	1,320	34,320
Blackboard Inc.(a)	1,040	31,242
BMC Software Inc.(a)	8,140	262,108
Bottomline Technologies Inc.(a)	36	412
CA Inc.	2,377	53,839
Cerner Corp.(a)	2,402	109,291
Citrix Systems Inc.(a)	6,822	184,535
CommVault Systems Inc.(a)	312	6,243
Computer Programs & Systems Inc.	357	12,134
Concur Technologies Inc.(a)	1,200	19,248
Convera Corp.(a)	1,052	4,829
CSG Systems International Inc.(a)	780	20,849
Digi International Inc.(a)	408	5,626
DivX Inc.(a)	228	5,260
Dun & Bradstreet Corp.(a)	2,384	197,371
Eclipsys Corp.(a)	1,695	34,849
eFunds Corp.(a)	440	12,100
Electronic Arts Inc.(a)	11,487	578,485
Emageon Inc.(a)	785	12,058
Epicor Software Corp.(a)	2,060	27,831
Fair Isaac Corp.	1,970	80,081
FalconStor Software Inc.(a)	1,395	12,067
Fidelity National Information Services Inc.	780	31,270
First Data Corp.	29,048	741,305
Fiserv Inc.(a)	6,687	350,533
Global Payments Inc.	2,521	116,722
Hyperion Solutions Corp.(a)	1,074	38,600
IMS Health Inc.	5,352	147,073
Infocrossing Inc.(a)	506	8,248
Informatica Corp.(a)	3,234	39,487
infoUSA Inc.	1,266	15,078
Innerworkings Inc.(a)	181	2,889
InPhonic Inc.(a)(b)	897	9,948
Inter-Tel Inc.	128	2,836
Intuit Inc.(a)	13,214	403,159
INVESTools Inc.(a)	1,205	16,617
JDA Software Group Inc.(a)	183	2,520
Keane Inc.(a)	887	10,564
ManTech International Corp. Class A(a)	516	19,004
MapInfo Corp.(a)	578	7,543
MasterCard Inc. Class A	2,313	227,807
Microsoft Corp.	335,564	10,019,941
MicroStrategy Inc. Class A(a)	378	43,096
Midway Games Inc.(a)(b)	1,334	9,311
MoneyGram International Inc.	3,170	99,411
NAVTEQ Corp.(a)	3,487	121,940
Neoware Inc.(a)	684	9,036
Nuance Communications Inc.(a)(b)	4,706	53,931
Omnicell Inc.(a)	1,022	19,040
Omniture Inc.(a)	351	4,942
Open Solutions Inc.(a)	764	28,757
OPNET Technologies Inc.(a)	430	6,214
Oracle Corp.(a)	150,208	2,574,565
Packeteer Inc.(a)	1,302	17,707
Parametric Technology Corp.(a)	2,088	37,626
Paychex Inc.	12,732	503,423
PDF Solutions Inc.(a)	788	11,387

Per-Se Technologies Inc.(a)	1,261	35,031
Phase Forward Inc.(a)	1,277	19,129
QAD Inc.	310	2,601
Quality Systems Inc.	620	23,107
Quest Software Inc.(a)	1,745	25,564
Red Hat Inc.(a)	6,897	158,631
Renaissance Learning Inc.	289	5,124
Salesforce.com Inc.(a)	3,161	115,218
Schawk Inc.	111	2,169
SEI Investments Co.	2,354	140,204
Smith Micro Software Inc.(a)	757	10,742
SPSS Inc.(a)	734	22,071
Sybase Inc.(a)	180	4,446
Synchronoss Technologies Inc.(a)	212	2,909
Take-Two Interactive Software Inc.(a)	140	2,486
Taleo Corp. Class A(a)	512	6,999
THQ Inc.(a)	1,937	62,991
Total System Services Inc.	1,410	37,210
Transaction Systems Architects Inc. Class A(a)	1,407	45,826
Trident Microsystems Inc.(a)	2,133	38,778
Ultimate Software Group Inc.(a)	898	20,887
VA Software Corp.(a)	2,340	11,770
VeriFone Holdings Inc.(a)	1,453	51,436
Verint Systems Inc.(a)	502	17,209
Wind River Systems Inc.(a)	2,833	29,038
Witness Systems Inc.(a)	1,263	22,140

		21,345,561
STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc.(a)	1,222	32,921

		32,921
TELECOMMUNICATIONS—5.32%
Acme Packet Inc.(a)	283	5,841
ADC Telecommunications Inc.(a)	3,897	56,623
ADTRAN Inc.	1,598	36,275
Aeroflex Inc.(a)	418	4,899
American Tower Corp. Class A(a)	15,869	591,596
Anaren Inc.(a)	97	1,723
Anixter International Inc.(a)	612	33,232
Arris Group Inc.(a)	2,122	26,546
Atheros Communications Inc.(a)	1,938	41,318
Atlantic Tele-Network Inc.	177	5,186
Avanex Corp.(a)	6,158	11,639
Avaya Inc.(a)	1,344	18,789
Carrier Access Corp.(a)	178	1,168
Cbeyond Inc.(a)	622	19,027
C-COR Inc.(a)	1,257	14,003
Centennial Communications Corp.	864	6,212
Ciena Corp.(a)	685	18,981
Cisco Systems Inc.(a)	230,835	6,308,721
Citizens Communications Co.	5,000	71,850
Commonwealth Telephone Enterprises Inc.	429	17,958
CommScope Inc.(a)	2,181	66,477
Comtech Telecommunications Corp.(a)	863	32,854
Comverse Technology Inc.(a)	6,076	128,264
Corning Inc.(a)	59,084	1,105,462
CPI International Inc.(a)	264	3,960
Crown Castle International Corp.(a)	6,801	219,672
Dobson Communications Corp. Class A(a)(b)	5,555	48,384
EMS Technologies Inc.(a)	386	7,732
Eschelon Telecom Inc.(a)	268	5,309
Essex Corp.(a)	733	17,526

FiberTower Corp.(a)(b)	4,501	26,466
Finisar Corp.(a)	8,526	27,539
Foundry Networks Inc.(a)	2,980	44,640
General Communication Inc. Class A(a)	1,171	18,420
Globalstar Inc.(a)	267	3,714
Harmonic Inc.(a)	2,513	18,270
Harris Corp.	5,148	236,087
Hypercom Corp.(a)	2,003	12,719
I.D. Systems Inc.(a)	412	7,754
InterDigital Communications Corp.(a)	2,048	68,710
iPCS Inc.(a)	630	34,877
Ixia(a)	1,522	14,611
JDS Uniphase Corp.(a)	7,635	127,199
Juniper Networks Inc.(a)	11,666	220,954
Leap Wireless International Inc.(a)	750	44,603
Level 3 Communications Inc.(a)	44,191	247,470
Lightbridge Inc.(a)	708	9,586
Motorola Inc.	73,564	1,512,476
NETGEAR Inc.(a)	1,233	32,366
NeuStar Inc. Class A(a)	2,340	75,910
NII Holdings Inc. Class B(a)	5,242	337,794
North Pittsburgh Systems Inc.	557	13,446
Novatel Wireless Inc.(a)	1,095	10,589
NTELOS Holdings Corp.(a)	481	8,600
Oplink Communications Inc.(a)	33	678
Optium Corp.(a)	128	3,192
ORBCOMM Inc.(a)	130	1,147
ParkerVision Inc.(a)(b)	698	7,783
Plantronics Inc.	958	20,310
Polycom Inc.(a)	1,533	47,385
QUALCOMM Inc.	63,360	2,394,374
Radyne Corp.(a)	671	7,207
RF Micro Devices Inc.(a)	5,986	40,645
SAVVIS Inc.(a)	821	29,318
SBA Communications Corp.(a)	3,850	105,875
Shenandoah Telecommunications Co.	33	1,551
Sirenza Microdevices Inc.(a)	929	7,302
Sonus Networks Inc.(a)	9,455	62,308
Sprint Nextel Corp.	26,123	493,463
Stratex Networks Inc.(a)	3,614	17,456
Symmetricom Inc.(a)	294	2,622
Syniverse Holdings Inc.(a)	767	11,497
Tekelec(a)	1,839	27,272
TeleCorp PCS Inc. Escrow(c)	189	0
Telephone & Data Systems Inc.	2,202	119,635
Time Warner Telecom Inc. Class A(a)	4,203	83,766
United States Cellular Corp.(a)	352	24,496
UTStarcom Inc.(a)	2,111	18,471
Viasat Inc.(a)	823	24,534
Vonage Holdings Corp.(a)	670	4,650
Wireless Facilities Inc.(a)	789	2,249
Zhone Technologies Inc.(a)	1,997	2,616

		15,643,829
TEXTILES—0.08%
Cintas Corp.	5,380	213,640
Mohawk Industries Inc.(a)	235	17,592

		231,232
TOYS, GAMES & HOBBIES—0.01%
LeapFrog Enterprises Inc.(a)	176	1,668
Marvel Entertainment Inc.(a)	1,359	36,571
RC2 Corp.(a)	39	1,716

		39,955

TRANSPORTATION—2.28%
ABX Air Inc.(a)	2,189	15,170
American Commercial Lines Inc.(a)	1,156	75,730
Atlas Air Worldwide Holdings Inc.(a)	145	6,453
Burlington Northern Santa Fe Corp.	13,846	1,021,973
C.H. Robinson Worldwide Inc.	6,639	271,469
Celadon Group Inc.(a)	868	14,539
Con-way Inc.	1,807	79,580
CSX Corp.	8,273	284,839
Dynamex Inc.(a)	364	8,503
EGL Inc.(a)	1,179	35,111
Expeditors International Washington Inc.	8,115	328,658
FedEx Corp.	11,536	1,253,040
Florida East Coast Industries Inc.	832	49,587
Forward Air Corp.	1,066	30,839
Genesee & Wyoming Inc. Class A(a)	1,348	35,372
Heartland Express Inc.	1,193	17,919
Horizon Lines Inc. Class A	183	4,934
Hub Group Inc. Class A(a)	1,490	41,050
Hunt (J.B.) Transport Services Inc.	3,856	80,089
Kansas City Southern Industries Inc.(a)	1,025	29,705
Kirby Corp.(a)	1,973	67,338
Knight Transportation Inc.(b)	2,137	36,436
Landstar System Inc.	2,212	84,454
Marten Transport Ltd.(a)	165	3,024
Norfolk Southern Corp.	8,822	443,658
Old Dominion Freight Line Inc.(a)	1,054	25,370
P.A.M. Transportation Services Inc.(a)	116	2,554
Pacer International Inc.	1,412	42,035
Patriot Transportation Holding Inc.(a)	12	1,120
PHI Inc.(a)	292	9,557
Quality Distribution Inc.(a)	311	4,143
Swift Transportation Co. Inc.(a)	923	24,247
U.S. Xpress Enterprises Inc. Class A(a)	156	2,569
Union Pacific Corp.	4,666	429,365
United Parcel Service Inc. Class B	24,346	1,825,463
Universal Truckload Services Inc.(a)	228	5,415
USA Truck Inc.(a)	178	2,857

		6,694,165
TRUCKING & LEASING—0.03%
AMERCO(a)	353	30,715
GATX Corp.	891	38,607
Greenbrier Companies Inc. (The)	181	5,430
TAL International Group Inc.	34	907

		75,659
WATER—0.02%
Aqua America Inc.	2,911	66,313

		66,313

TOTAL COMMON STOCKS
(Cost: $270,934,170)		293,684,479

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.57%

CERTIFICATES OF DEPOSIT (d)—0.01%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$7,383	7,383
Washington Mutual Bank
5.33%, 03/19/07	26,365	26,365

		33,748
COMMERCIAL PAPER (d)—0.10%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(e)	11,085	10,926
Aspen Funding Corp.
5.26%, 02/21/07(e)	6,855	6,805
Beta Finance Inc.
5.27%, 01/25/07(e)	2,109	2,102
BNP Paribas Finance Inc.
5.12%, 06/06/07	3,691	3,610
CAFCO LLC
5.26%, 01/30/07(e)	5,273	5,251
Cantabric Finance LLC
5.25%-5.26%, 01/25/07-03/06/07(e)	12,655	12,563
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(e)	12,444	12,292
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(e)	1,055	1,053
Curzon Funding LLC
5.24%, 02/27/07(e)	5,784	5,737
Edison Asset Securitization LLC
5.21%, 04/11/07(e)	4,371	4,308
Eureka Securitization
5.26%, 02/09/07(e)	13,183	13,109
Five Finance Inc.
5.22%, 04/20/07(e)	4,851	4,775
General Electric Capital Corp.
5.12%, 06/04/07(e)	7,910	7,738
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(e)	17,295	17,128
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(e)	20,565	20,138
KKR Atlantic Funding Trust
5.32%, 01/03/07(e)	7,910	7,908
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(e)	34,707	34,498
Lockhart Funding LLC
5.28%, 02/09/07(e)	10,546	10,487
Nationwide Building Society
5.21%, 04/13/07(e)	10,019	9,872
Nestle Capital Corp.
5.19%, 08/09/07(e)	6,328	6,128
Norddeutsche Landesbank
5.27%, 02/15/07	10,019	9,954
Polonius Inc.
5.26%, 02/20/07(e)	2,982	2,961
Regency Markets No. 1 LLC
5.32%, 01/22/07(e)	3,505	3,494
Sedna Finance Inc.
5.22%, 04/17/07(e)	6,011	5,920
Societe Generale
5.18%, 05/16/07	26,365	25,857
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(e)	26,760	26,503
Thornburg Mortgage Capital Resources
5.28%, 01/17/07-03/12/07(e)	12,993	12,903

Three Pillars Funding Corp.
5.26%, 02/14/07(e)	6,163	6,124

		290,144
MEDIUM-TERM NOTES (d)—0.01%
Bank of America N.A.
5.28%, 04/20/07	2,636	2,636
Cullinan Finance Corp.
5.71%, 06/28/07(e)	7,910	7,910
K2 USA LLC
5.39%, 06/04/07(e)	7,910	7,910
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(e)	12,339	12,339

		30,795
MONEY MARKET FUNDS—0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(f)(g)	253,377	253,377

		253,377
REPURCHASE AGREEMENTS (d)—0.10%
Banc of America Securities LLC, 5.36%, due 1/2/07, maturity value $21,105 (collateralized by non-U.S. Government debt securities, value $21,750, 4.25% to 8.00%, 3/1/08 to 7/15/17).	$21,092	21,092
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $15,828 (collateralized by U.S. Government obligations, value $16,145, 0.00% to 11.00%, 1/1/08 to 1/1/37).	15,819	15,819
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $36,933 (collateralized by non-U.S. Government debt securities, value $40,626, 1.00% to 8.84%, 8/3/14 to 12/25/46).	36,911	36,911
BNP Securities Corp., 5.36%, due 1/2/07, maturity value $1,056 (collateralized by non-U.S. Government debt securities, value $1,109, 5.46%, 3/15/08).	1,055	1,055
Citigroup Global Markets Holdings Inc., 5.36%, due 1/2/07, maturity value $36,933 (collateralized by non-U.S. Government debt securities, value $38,801, 3.78% to 7.41%, 11/25/19 to 10/25/45).	36,911	36,911
Citigroup Global Markets Holdings Inc., 5.42%, due 1/2/07, maturity value $11,608 (collateralized by non-U.S. Government debt securities, value $12,940, 0.00% to 10.00%, 6/1/28 to 11/16/36).	11,601	11,601
Citigroup Global Markets Holdings Inc., 5.46%, due 1/2/07, maturity value $6,332 (collateralized by non-U.S. Government debt securities, value $7,058, 0.00% to 10.00%, 6/1/28 to 11/16/36).	6,328	6,328
Goldman Sachs & Co. Inc., 5.35%, due 1/2/07, maturity value $21,105 (collateralized by non-U.S. Government debt securities, value $21,947, 0.00% to 10.00%, 1/23/07 to 5/15/44).	21,092	21,092

Goldman Sachs Group Inc., 5.36%, due 1/2/07, maturity value $3,915 (collateralized by non-U.S. Government debt securities, value $4,071, 0.00% to 10.00%, 1/23/07 to 5/15/44).	3,913	3,913
Goldman Sachs Group Inc., 5.46%, due 1/2/07, maturity value $6,332 (collateralized by non-U.S. Government debt securities, value $6,584, 0.00% to 10.00%, 1/23/07 to 5/15/44).	6,328	6,328
Greenwich Capital Markets Inc., 5.46%, due 1/2/07, maturity value $5,276 (collateralized by non-U.S. Government debt securities, value $5,835, 5.58%, 1/8/36).	5,273	5,273
HSBC Securities Inc., 5.36%, due 1/2/07, maturity value $5,276 (collateralized by non-U.S. Government debt securities, value $5,544, 3.16% to 5.32%, 5/15/34 to 6/1/46).	5,273	5,273
JP Morgan Securities Inc., 5.41%, due 1/2/07, maturity value $2,639 (collateralized by non-U.S. Government debt securities, value $2,772, 5.75% to 8.75%, 10/1/08 to 9/15/25).	2,636	2,636
Lehman Brothers Holdings Inc., 5.36%, due 1/2/07, maturity value $21,105 (collateralized by non-U.S. Government debt securities, value $21,750, 3.34% to 8.75%, 6/15/07 to 12/1/66).	21,092	21,092
Lehman Brothers Holdings Inc., 5.44%, due 1/2/07, maturity value $7,915 (collateralized by non-U.S. Government debt securities, value $8,152, 5.50% to 8.88%, 4/15/11 to 12/1/66).	7,910	7,910
Merrill Lynch & Co. Inc., 5.36%, due 1/2/07, maturity value $21,105 (collateralized by non-U.S. Government debt securities, value $21,792, 0.00% to 10.13%, 6/15/07 to 9/1/26).	21,092	21,092
Merrill Lynch & Co. Inc., 5.44%, due 1/2/07, maturity value $10,552 (collateralized by non-U.S. Government debt securities, value $10,869, 4.37% to 7.75%, 3/3/08 to 12/1/25).	10,546	10,546
Morgan Stanley, 5.36%, due 1/2/07, maturity value $10,552 (collateralized by non-U.S. Government debt securities, value $10,986, 0.00% to 10.00%, 1/1/07 to 12/31/37).	10,546	10,546
Morgan Stanley, 5.51%, due 6/4/07, maturity value $7,557 (collateralized by non-U.S. Government debt securities, value $7,754, 0.00% to 10.00%, 1/1/07 to 12/31/37).(h)	7,382	7,382
Wachovia Capital, 5.38%, due 1/2/07, maturity value $33,767 (collateralized by non-U.S. Government debt securities, value $35,475, 3.86% to 8.17%, 8/15/13 to 10/17/44).	33,747	33,747

		286,547
TIME DEPOSITS (d)—0.00%
Bank of America N.A.
5.13%, 01/02/07	505	505

		505
VARIABLE & FLOATING RATE NOTES (d)—0.26%
Allstate Life Global Funding II
5.33%-5.43%, 11/02/07-01/25/08(e)	80,106	27,008
American Express Bank
5.32%, 02/28/07	10,546	10,546
American Express Centurion Bank
5.44%, 07/19/07	11,601	11,608
American Express Credit Corp.
5.45%, 07/05/07	3,164	3,165

AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	1,319	1,319
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(e)	7,910	7,910
ASIF Global Financing
5.41%, 05/03/07(e)	1,055	1,055
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(e)	6,855	6,855
Bank of Ireland
5.33%-5.35%, 08/14/07-12/20/07(e)	15,292	15,292
Beta Finance Inc.
5.32%-5.41%, 04/25/07-07/25/07(e)	26,892	26,893
BMW US Capital LLC
5.35%, 01/15/08(e)	10,546	10,546
BNP Paribas
5.35%, 11/19/07(e)	19,510	19,510
Carlyle Loan Investment Ltd.
5.40%, 04/13/07-07/15/07(e)	7,699	7,699
CC USA Inc.
5.37%, 07/30/07(e)	5,273	5,273
Commodore CDO Ltd.
5.44%, 12/12/07(e)	2,637	2,636
Credit Agricole SA
5.34%, 11/23/07	10,546	10,546
Credit Suisse First Boston NY
5.38%, 04/24/07	5,273	5,273
Cullinan Finance Corp.
5.36%, 04/25/07(e)	2,637	2,636
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(e)	1,523	1,523
DEPFA Bank PLC
5.40%, 09/14/07	10,546	10,546
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(e)	12,128	12,128
Eli Lilly Services Inc.
5.34%, 12/31/07(e)	7,039	7,039
Fifth Third Bancorp
5.33%, 12/21/07(e)	21,092	21,092
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(e)	6,855	6,854
General Electric Capital Corp.
5.31%-5.48%, 07/09/07-01/24/08(e)	11,073	11,075
Granite Master Issuer PLC
5.32%, 08/20/07(e)	36,911	36,911
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(e)	24,256	24,023
Hartford Life Global Funding Trust
5.37%-5.41%, 07/13/07-01/15/08	15,819	15,820
HBOS Treasury Services PLC
5.46%, 10/24/07(e)	10,546	10,546
Holmes Financing PLC
5.32%, 07/16/07(e)	18,456	18,456
JPMorgan Chase & Co.
5.32%-5.45%, 07/27/07-08/02/07(h)	29,002	29,002
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(e)	7,910	7,909
Kestrel Funding LLC
5.33%, 07/11/07(e)	4,218	4,218
Kommunalkredit Austria AG
5.35%, 01/09/08(e)	6,328	6,328

Leafs LLC
5.35%, 01/22/07-02/20/07(e)	10,985	10,985
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(e)	11,601	11,601
Lothian Mortgages Master Issuer PLC
5.32%, 04/24/07(e)	4,176	4,176
Marshall & Ilsley Bank
5.35%, 01/15/08	5,800	5,800
Master Funding LLC
5.38%, 04/25/07-05/25/07(e)	19,085	19,085
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(h)	11,601	11,601
Metropolitan Life Global Funding I
5.36%, 02/08/07(e)	15,819	15,819
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(e)(h)	1,055	1,055
Mound Financing PLC
5.32%, 05/08/07(e)	9,913	9,913
Natexis Banques Populaires
5.35%-5.37%, 02/05/07-01/15/08(e)	37,966	37,966
National City Bank of Indiana
5.35%, 05/21/07	5,273	5,273
Nationwide Building Society
5.38%-5.49%, 02/08/07-10/26/07(e)	34,802	34,807
Newcastle Ltd.
5.37%, 04/24/07(e)	3,717	3,717
Northern Rock PLC
5.39%, 08/03/07(e)	12,655	12,655
Northlake CDO I
5.42%, 09/06/07(e)	3,164	3,164
Pricoa Global Funding I
5.34%, 11/27/07	14,237	14,237
Principal Life Global Funding I
5.80%, 02/08/07	4,746	4,748
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(e)	15,292	15,292
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(e)	10,546	10,546
Strips III LLC
5.40%, 07/24/07(e)	2,283	2,283
SunTrust Bank
5.32%, 05/01/07	10,546	10,546
Tango Finance Corp.
5.30%-5.35%, 04/25/07-07/16/07(e)	25,732	25,730
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(e)	17,401	17,400
Wachovia Asset Securitization Inc.
5.34%, 01/25/07(e)	12,886	12,886
Wachovia Bank N.A.
5.36%, 05/22/07	21,092	21,092
Wal-Mart Stores Inc.
5.50%, 07/16/07(e)	7,910	7,912
Wells Fargo & Co.
5.36%, 11/15/07(e)	5,273	5,273
WhistleJacket Capital Ltd.
5.31%-5.35%, 04/18/07-06/13/07(e)	7,910	7,909
White Pine Finance LLC
5.31%-5.32%, 05/22/07-08/20/07(e)	31,638	31,634
Wind Master Trust
5.34%, 07/25/07(e)	4,218	4,218

		778,563

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,673,679)	1,673,679

TOTAL INVESTMENTS IN SECURITIES—100.42%
(Cost: $272,607,849)	295,358,158
Other Assets, Less Liabilities—(0.42)%	(1,248,225)

NET ASSETS—100.00%	$294,109,933

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(e)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2006

Security	Shares	Value

COMMON STOCKS—99.75%

ADVERTISING—0.06%
Catalina Marketing Corp.	1,711	$47,052
Donnelley (R.H.) Corp.	5,679	356,244
SITEL Corp.(a)	1,017	4,292
ValueVision Media Inc. Class A(a)	134	1,761

		409,349
AEROSPACE & DEFENSE—1.17%
AAR Corp.(a)	408	11,909
Alliant Techsystems Inc.(a)	1,857	145,199
Armor Holdings Inc.(a)	2,541	139,374
Curtiss-Wright Corp.	3,517	130,410
DRS Technologies Inc.	2,375	125,115
EDO Corp.	1,405	33,355
Esterline Technologies Corp.(a)	1,362	54,793
General Dynamics Corp.	34,824	2,589,164
Goodrich Corp.	735	33,479
Herley Industries Inc.(a)	1,028	16,643
Innovative Solutions & Support Inc.(a)	496	8,447
K&F Industries Holdings Inc.(a)	969	22,006
Kaman Corp.	2,035	45,564
L-3 Communications Holdings Inc.	9,745	796,946
Moog Inc. Class A(a)	3,132	119,611
MTC Technologies Inc.(a)	259	6,099
Northrop Grumman Corp.	27,497	1,861,547
Orbital Sciences Corp.(a)	2,719	50,138
Raytheon Co.	19,993	1,055,630
Sequa Corp. Class A(a)	587	67,540
Spirit AeroSystems Holdings Inc. Class A(a)	1,297	43,411
Teledyne Technologies Inc.(a)	461	18,500
TransDigm Group Inc.(a)	346	9,172
Triumph Group Inc.	1,081	56,677
United Technologies Corp.	7,422	464,023

		7,904,752
AGRICULTURE—1.83%
Alliance One International Inc.(a)	8,108	57,242
Altria Group Inc.	98,313	8,437,222
Archer-Daniels-Midland Co.	56,470	1,804,781
Delta & Pine Land Co.	794	32,117
Loews Corp.-Carolina Group	8,083	523,132
Maui Land & Pineapple Co. Inc.(a)	150	5,088
Reynolds American Inc.	14,841	971,640
Universal Corp.	2,209	108,263
UST Inc.	6,216	361,771
Vector Group Ltd.	1,079	19,152

		12,320,408

AIRLINES—0.19%
Alaska Air Group Inc.(a)	1,716	67,782
AMR Corp.(a)	4,258	128,719
ExpressJet Holdings Inc.(a)	3,657	29,622
Frontier Airlines Holdings Inc.(a)(b)	2,597	19,218
JetBlue Airways Corp.(a)	2,995	42,529
Mesa Air Group Inc.(a)	3,094	26,516
Republic Airways Holdings Inc.(a)	2,766	46,413
SkyWest Inc.	3,280	83,673
Southwest Airlines Co.	29,138	446,394
UAL Corp.(a)	9,514	418,616

		1,309,482
APPAREL—0.33%
Cherokee Inc.	163	6,994
Columbia Sportswear Co.	1,123	62,551
Deckers Outdoor Corp.(a)	407	24,400
Hanesbrands Inc.(a)	3,889	91,858
Hartmarx Corp.(a)	2,716	19,175
Jones Apparel Group Inc.	9,771	326,645
Kellwood Co.	2,167	70,471
K-Swiss Inc. Class A	1,041	32,000
Liz Claiborne Inc.	9,038	392,791
Maidenform Brands Inc.(a)	224	4,059
Oxford Industries Inc.	1,222	60,672
Perry Ellis International Inc.(a)	621	25,461
Phillips-Van Heusen Corp.	2,359	118,351
Quiksilver Inc.(a)	8,260	130,095
Skechers U.S.A. Inc. Class A(a)	34	1,133
Stride Rite Corp.	3,130	47,200
Timberland Co. Class A(a)	2,032	64,171
VF Corp.	7,601	623,890
Warnaco Group Inc. (The)(a)	2,288	58,069
Weyco Group Inc.	599	14,885
Wolverine World Wide Inc.	2,401	68,477

		2,243,348
AUTO MANUFACTURERS—0.45%
Ford Motor Co.	156,146	1,172,656
General Motors Corp.	40,697	1,250,212
Navistar International Corp.(a)	594	19,857
PACCAR Inc.	8,885	576,636
Wabash National Corp.	2,648	39,985

		3,059,346
AUTO PARTS & EQUIPMENT—0.34%
Accuride Corp.(a)	961	10,821
Aftermarket Technology Corp.(a)	1,860	39,581
American Axle & Manufacturing Holdings Inc.	4,411	83,765
ArvinMeritor Inc.	6,007	109,508
Autoliv Inc.	7,205	434,461
Bandag Inc.	969	48,867
BorgWarner Inc.	4,604	271,728
Commercial Vehicle Group Inc.(a)	1,784	38,891
Cooper Tire & Rubber Co.	5,236	74,875
Johnson Controls Inc.	7,267	624,381
Lear Corp.	5,745	169,650
Modine Manufacturing Co.	2,866	71,736
Noble International Ltd.	272	5,454
Superior Industries International Inc.(b)	1,971	37,981
Tenneco Inc.(a)	3,148	77,819
Titan International Inc.(b)	1,403	28,270
TRW Automotive Holdings Corp.(a)	3,726	96,392
Visteon Corp.(a)	10,904	92,466

		2,316,646

BANKS—11.65%
Alabama National Bancorp	1,456	100,071
AMCORE Financial Inc.	1,868	61,028
AmericanWest Bancorporation	973	23,566
Ameris Bancorp	1,111	31,308
Arrow Financial Corp.	819	20,287
Associated Bancorp	11,487	400,667
BancFirst Corp.	604	32,616
Bancorp Inc. (The)(a)	763	22,585
BancorpSouth Inc.	6,760	181,303
BancTrust Financial Group Inc.	843	21,513
Bank Mutual Corp.	5,206	63,045
Bank of America Corp.	393,470	21,007,363
Bank of Granite Corp.	1,378	26,141
Bank of Hawaii Corp.	1,516	81,788
Bank of New York Co. Inc. (The)	61,789	2,432,633
Banner Corp.	1,027	45,537
BB&T Corp.	47,149	2,071,256
BOK Financial Corp.	1,864	102,483
Boston Private Financial Holdings Inc.	3,005	84,771
Cadence Financial Corp.	831	18,008
Camden National Corp.	589	27,165
Capital City Bank Group Inc.	1,116	39,395
Capital Corp of the West	477	15,307
Capitol Bancorp Ltd.	1,092	50,450
Cardinal Financial Corp.	541	5,545
Cascade Bancorp	129	4,003
Cathay General Bancorp	4,044	139,558
Centennial Bank Holdings Inc.(a)	5,026	47,546
Center Financial Corp.	362	8,677
Centerstate Banks of Florida Inc.	764	15,968
Central Pacific Financial Corp.	2,606	101,009
Chemical Financial Corp.	2,134	71,062
Chittenden Corp.	3,993	122,545
Citizens Banking Corp.	3,639	96,433
City Bank	768	27,494
City Holding Co.	1,511	61,785
City National Corp.	3,625	258,100
Coastal Financial Corp.	494	8,274
Colonial BancGroup Inc. (The)	13,393	344,736
Columbia Bancorp	589	15,579
Columbia Banking System Inc.	1,367	48,009
Comerica Inc.	14,065	825,334
Commerce Bancshares Inc.	6,104	295,495
Community Bancorp(a)	498	15,035
Community Bank System Inc.	2,535	58,305
Community Banks Inc.	2,024	56,186
Community Trust Bancorp Inc.	1,273	52,868
Compass Bancshares Inc.	11,135	664,203
Corus Bankshares Inc.(b)	3,343	77,123
Cullen/Frost Bankers Inc.	2,966	165,562
CVB Financial Corp.	1,956	28,284
East West Bancorp Inc.	396	14,026
F.N.B. Corp. (Pennsylvania)	4,896	89,450
Farmers Capital Bank Corp.	582	19,864
Fifth Third Bancorp	41,203	1,686,439
First Bancorp (North Carolina)	1,007	21,993
First BanCorp (Puerto Rico)	5,986	57,047
First Busey Corp. Class A	363	8,367
First Charter Corp.	2,888	71,045
First Citizens BancShares Inc. Class A	510	103,346

First Commonwealth Financial Corp.	6,015	80,781
First Community Bancorp	1,674	87,500
First Community Bancshares Inc.	858	33,942
First Financial Bancorp	2,865	47,588
First Financial Bankshares Inc.	1,762	73,757
First Financial Corp.	1,133	40,165
First Horizon National Corp.	10,667	445,667
First Indiana Corp.	1,000	25,360
First Merchants Corp.	1,587	43,151
First Midwest Bancorp Inc.	4,253	164,506
First Regional Bancorp(a)	149	5,079
First Republic Bank	1,750	68,390
1st Source Corp.	1,095	35,182
First State Bancorp	1,401	34,675
FirstMerit Corp.	6,789	163,886
FNB Corp. (Virginia)	625	25,969
Fremont General Corp.	2,667	43,232
Frontier Financial Corp.	2,574	75,238
Fulton Financial Corp.	15,122	252,537
GB&T Bancshares Inc.	1,110	24,609
Glacier Bancorp Inc.	3,855	94,216
Great Southern Bancorp Inc.	889	26,234
Greater Bay Bancorp	4,283	112,771
Greene County Bancshares Inc.	743	29,519
Hancock Holding Co.	1,266	66,895
Hanmi Financial Corp.	3,477	78,337
Harleysville National Corp.	2,473	47,754
Heartland Financial USA Inc.	1,239	35,745
Heritage Commerce Corp.	486	12,947
Home Bancshares Inc.	775	18,631
Horizon Financial Corp.	1,066	25,648
Huntington Bancshares Inc.	21,223	504,046
IBERIABANK Corp.	841	49,661
Independent Bank Corp. (Massachusetts)	1,275	45,938
Independent Bank Corp. (Michigan)	1,966	49,720
Integra Bank Corp.	1,494	41,115
Interchange Financial Services Corp.	1,532	35,221
International Bancshares Corp.	3,509	108,463
Intervest Bancshares Corp.(a)	331	11,390
Irwin Financial Corp.	1,732	39,195
ITLA Capital Corp.	481	27,855
KeyCorp	34,852	1,325,422
Lakeland Bancorp Inc.(b)	1,623	24,183
Lakeland Financial Corp.	834	21,292
M&T Bank Corp.	6,580	803,813
Macatawa Bank Corp.	1,030	21,898
MainSource Financial Group Inc.	1,736	29,402
Marshall & Ilsley Corp.	21,857	1,051,540
MB Financial Inc.	2,334	87,782
MBT Financial Corp.	1,257	19,257
Mellon Financial Corp.	3,656	154,100
Mercantile Bank Corp.	517	19,491
Mercantile Bankshares Corp.	10,669	499,203
MetroCorp Bancshares Inc.	542	11,404
Mid-State Bancshares	1,895	68,959
Midwest Banc Holdings Inc.	1,500	35,625
Nara Bancorp Inc.	780	16,318
National City Corp.	51,493	1,882,584
National Penn Bancshares Inc.	4,103	83,086
NBT Bancorp Inc.	2,916	74,387
Northern Empire Bancshares(a)	599	17,694
Northern Trust Corp.	1,017	61,722
Old National Bancorp	5,731	108,431

Old Second Bancorp Inc.	1,029	30,150
Omega Financial Corp.	1,088	34,729
Oriental Financial Group Inc.	1,779	23,038
Pacific Capital Bancorp	3,624	121,694
Park National Corp.(b)	1,010	99,990
Peoples Bancorp Inc.	896	26,611
Pinnacle Financial Partners Inc.(a)	419	13,902
Placer Sierra Bancshares	517	12,289
PNC Financial Services Group	25,540	1,890,982
Popular Inc.	24,090	432,415
Preferred Bank	18	1,082
PremierWest Bancorp	1,122	17,907
Prosperity Bancshares Inc.	2,167	74,783
Provident Bankshares Corp.	2,794	99,466
R&G Financial Corp. Class B	2,373	18,153
Regions Financial Corp.	63,156	2,362,034
Renasant Corp.	1,333	40,830
Republic Bancorp Inc.	6,059	81,554
Republic Bancorp Inc. Class A	638	16,007
Royal Bancshares of Pennsylvania Class A	405	10,651
S&T Bancorp Inc.	2,226	77,175
Sandy Spring Bancorp Inc.	1,259	48,069
Santander BanCorp	374	6,676
SCBT Financial Corp.	743	31,005
Seacoast Banking Corp. of Florida	350	8,680
Security Bank Corp.	1,511	34,481
Shore Bancshares Inc.	723	21,806
Simmons First National Corp. Class A	1,226	38,680
Sky Financial Group Inc.	8,601	245,473
South Financial Group Inc. (The)	6,390	169,910
Southside Bancshares Inc.	784	20,172
Southwest Bancorp Inc.	1,219	33,961
State National Bancshares Inc.	891	34,295
State Street Corp.	1,776	119,773
Sterling Bancorp	1,608	31,678
Sterling Bancshares Inc.	5,838	76,011
Sterling Financial Corp. (Pennsylvania)	2,157	51,056
Sterling Financial Corp. (Washington)	3,560	120,364
Sun Bancorp Inc. (New Jersey)(a)	1,221	25,726
SunTrust Banks Inc.	31,369	2,649,112
Superior Bancorp(a)	630	7,144
Susquehanna Bancshares Inc.	4,470	120,154
SY Bancorp Inc.	835	23,380
Synovus Financial Corp.	13,079	403,226
Taylor Capital Group Inc.	506	18,525
TCF Financial Corp.	6,981	191,419
TD Banknorth Inc.	8,776	283,289
Texas United Bancshares Inc.	779	26,751
Tompkins Trustco Inc.	486	22,089
TriCo Bancshares	877	23,863
Trustmark Corp.	4,219	138,003
U.S. Bancorp	153,495	5,554,984
UCBH Holdings Inc.	1,841	32,328
UMB Financial Corp.	2,712	99,015
Umpqua Holdings Corp.	4,774	140,499
Union Bankshares Corp.	1,128	34,506
UnionBanCal Corp.	4,581	280,586
United Bancshares Inc.	3,157	122,018
United Community Banks Inc.	2,583	83,483
Univest Corp. of Pennsylvania	986	30,053
USB Holding Co. Inc.	584	14,074
Valley National Bancorp	9,996	264,994
Virginia Financial Group Inc.	910	25,471

W Holding Co. Inc.	9,277	55,291
Wachovia Corp.	149,356	8,505,824
Washington Trust Bancorp Inc.	986	27,500
Webster Financial Corp.	4,610	224,599
Wells Fargo & Co.	245,985	8,747,227
WesBanco Inc.	1,872	62,768
West Bancorporation	213	3,787
West Coast Bancorp	1,419	49,154
Westamerica Bancorp	1,530	77,464
Whitney Holding Corp.	5,609	182,966
Wilmington Trust Corp.	5,833	245,978
Wintrust Financial Corp.	1,369	65,739
Yardville National Bancorp	732	27,611
Zions Bancorporation	9,139	753,419

		78,518,240
BEVERAGES—0.84%
Anheuser-Busch Companies Inc.	24,000	1,180,800
Boston Beer Co. Inc. Class A(a)	259	9,319
Coca-Cola Co. (The)	59,412	2,866,629
Coca-Cola Enterprises Inc.	26,375	538,577
Constellation Brands Inc. Class A(a)	14,142	410,401
Farmer Brothers Co.	585	12,490
Molson Coors Brewing Co. Class B	4,240	324,106
Pepsi Bottling Group Inc.	5,835	180,360
PepsiAmericas Inc.	5,337	111,970

		5,634,652
BIOTECHNOLOGY—0.25%
ADVENTRX Pharmaceuticals Inc.(a)	778	2,295
Arena Pharmaceuticals Inc.(a)	1,235	15,944
ARIAD Pharmaceuticals Inc.(a)	2,224	11,431
Biogen Idec Inc.(a)	14,969	736,325
Bio-Rad Laboratories Inc. Class A(a)	1,598	131,867
Cambrex Corp.	2,274	51,665
Celera Group(a)	6,581	92,068
Charles River Laboratories International Inc.(a)	4,158	179,833
Cotherix Inc.(a)	1,644	22,178
deCODE genetics Inc.(a)	790	3,579
Genitope Corp.(a)(b)	591	2,080
Geron Corp.(a)	2,898	25,444
Incyte Corp.(a)	3,263	19,056
Invitrogen Corp.(a)	2,673	151,265
Martek Biosciences Corp.(a)	965	22,523
Maxygen Inc.(a)	2,509	27,022
Millennium Pharmaceuticals Inc.(a)	12,396	135,116
Northfield Laboratories Inc.(a)(b)	1,408	5,731
Replidyne Inc.(a)	78	448
Savient Pharmaceuticals Inc.(a)	4,626	51,857

		1,687,727
BUILDING MATERIALS—0.16%
Apogee Enterprises Inc.	515	9,945
Comfort Systems USA Inc.	2,265	28,630
ElkCorp	1,108	45,528
Goodman Global Inc.(a)	713	12,264
Lennox International Inc.	4,961	151,856
LSI Industries Inc.	2,030	40,295
Masco Corp.	13,543	404,529
PGT Inc.(a)	425	5,376
Simpson Manufacturing Co. Inc.(b)	334	10,571
Texas Industries Inc.	1,623	104,245
U.S. Concrete Inc.(a)	530	3,774

Universal Forest Products Inc.	1,272	59,301
USG Corp.(a)	3,614	198,047

		1,074,361
CHEMICALS—1.83%
Air Products & Chemicals Inc.	17,082	1,200,523
Airgas Inc.	367	14,871
Albemarle Corp.	3,357	241,033
Arch Chemicals Inc.	1,881	62,656
Ashland Inc.	5,533	382,773
Cabot Corp.	3,165	137,899
Celanese Corp. Class A	2,995	77,511
CF Industries Holdings Inc.	4,709	120,739
Chemtura Corp.	20,495	197,367
Cytec Industries Inc.	3,610	204,001
Dow Chemical Co. (The)	82,952	3,313,103
Du Pont (E.I.) de Nemours and Co.	15,795	769,374
Eastman Chemical Co.	7,080	419,915
Ferro Corp.	3,635	75,208
FMC Corp.	3,346	256,136
Fuller (H.B.) Co.	5,012	129,410
Georgia Gulf Corp.	2,608	50,360
Grace (W.R.) & Co.(a)	3,002	59,440
Hercules Inc.(a)	4,419	85,331
Huntsman Corp.(a)	2,241	42,512
Innophos Holdings Inc.(a)	360	5,285
Innospec Inc.	1,035	48,179
International Flavors & Fragrances Inc.	2,490	122,408
Lubrizol Corp.	5,953	298,424
Lyondell Chemical Co.	18,749	479,412
Minerals Technologies Inc.	1,711	100,590
Mosaic Co. (The)(a)	12,673	270,695
NL Industries Inc.	221	2,285
Olin Corp.	5,593	92,396
OM Group Inc.(a)	2,500	113,200
OMNOVA Solutions Inc.(a)	1,845	8,450
Pioneer Companies Inc.(a)	106	3,038
PolyOne Corp.(a)	7,886	59,145
PPG Industries Inc.	12,456	799,800
Rockwood Holdings Inc.(a)	3,001	75,805
Rohm & Haas Co.	11,834	604,954
RPM International Inc.	10,115	211,302
Schulman (A.) Inc.	2,142	47,659
Sensient Technologies Corp.	3,966	97,564
Sherwin-Williams Co. (The)	3,830	243,511
Sigma-Aldrich Corp.	3,325	258,419
Spartech Corp.	2,738	71,790
Stepan Co.	518	16,405
Terra Industries Inc.(a)	8,119	97,266
Tronox Inc. Class B	3,517	55,533
UAP Holding Corp.	1,734	43,662
Valspar Corp. (The)	8,859	244,863
Westlake Chemical Corp.	1,148	36,024

		12,348,226
COAL—0.00%
International Coal Group Inc.(a)	1,599	8,715

		8,715
COMMERCIAL SERVICES—0.78%
ABM Industries Inc.	3,736	84,845
ADESA Inc.	7,854	217,948
Albany Molecular Research Inc.(a)	1,370	14,467

AMN Healthcare Services Inc.(a)	167	4,599
Arbitron Inc.	602	26,151
Avis Budget Group Inc.	7,385	160,181
Banta Corp.	2,034	74,038
BearingPoint Inc.(a)	14,512	114,209
Bowne & Co. Inc.	2,722	43,389
Capella Education Co.(a)	42	1,018
CBIZ Inc.(a)	2,913	20,304
CDI Corp.	892	22,211
Central Parking Corp.	859	15,462
Clark Inc.	1,365	22,700
Clayton Holdings Inc.(a)	27	505
Coinmach Service Corp. Class A	1,111	13,221
Coinstar Inc.(a)	2,235	68,324
Compass Diversified Trust	1,120	19,208
Consolidated Graphics Inc.(a)	337	19,907
Convergys Corp.(a)	11,533	274,255
Cornell Companies Inc.(a)	981	17,982
Corrections Corp. of America(a)	1,734	78,429
CorVel Corp.(a)	408	19,409
CRA International Inc.(a)	91	4,768
Cross Country Healthcare Inc.(a)	2,370	51,713
Deluxe Corp.	4,375	110,250
Dollar Thrifty Automotive Group Inc.(a)	2,108	96,146
Donnelley (R.R.) & Sons Co.	18,652	662,892
DynCorp International Inc.(a)	878	13,934
Educate Inc.(a)	1,506	10,723
Electro Rent Corp.(a)	1,625	27,137
Equifax Inc.	1,136	46,122
ExlService Holdings Inc.(a)	124	2,609
Exponent Inc.(a)	1,369	25,546
First Advantage Corp. Class A(a)	86	1,975
Forrester Research Inc.(a)	289	7,835
FTI Consulting Inc.(a)	1,510	42,114
Global Cash Access Inc.(a)	581	9,430
HealthSpring Inc.(a)	363	7,387
Heidrick & Struggles International Inc.(a)	258	10,929
Hertz Global Holdings Inc.(a)	2,366	41,145
Hewitt Associates Inc. Class A(a)	8,664	223,098
Hudson Highland Group Inc.(a)	135	2,252
Interactive Data Corp.	3,042	73,130
Kelly Services Inc. Class A	1,097	31,747
Korn/Ferry International(a)	770	17,679
Landauer Inc.	351	18,417
Laureate Education Inc.(a)	595	28,935
LECG Corp.(a)	409	7,558
Live Nation Inc.(a)	4,011	89,846
Manpower Inc.	1,084	81,224
MAXIMUS Inc.	1,841	56,666
McKesson Corp.	7,971	404,130
MPS Group Inc.(a)	5,538	78,529
Navigant Consulting Inc.(a)	258	5,098
PharmaNet Development Group Inc.(a)	1,535	33,877
PHH Corp.(a)	4,532	130,839
PRA International(a)	292	7,379
QC Holdings Inc.(a)	346	5,522
Quanta Services Inc.(a)	5,090	100,120
Rent-A-Center Inc.(a)	6,088	179,657
Rewards Network Inc.(a)	583	4,052
SAIC Inc.(a)	3,756	66,819
Service Corp. International	25,780	264,245
ServiceMaster Co. (The)	17,730	232,440
Source Interlink Companies Inc.(a)(b)	2,416	19,715

Spherion Corp.(a)	2,352	17,475
Standard Parking Corp.(a)	16	615
StarTek Inc.	887	12,010
Stewart Enterprises Inc. Class A	8,972	56,075
TNS Inc.(a)	1,544	29,722
United Rentals Inc.(a)	5,510	140,119
Valassis Communications Inc.(a)	1,713	24,838
Vertrue Inc.(a)	639	24,544
Viad Corp.	1,888	76,653
Volt Information Sciences Inc.(a)	719	36,101
Watson Wyatt Worldwide Inc.	2,789	125,923
Wright Express Corp.(a)	541	16,863

		5,229,329
COMPUTERS—1.68%
Affiliated Computer Services Inc. Class A(a)	5,719	279,316
Agilysys Inc.	2,609	43,675
BISYS Group Inc. (The)(a)	7,855	101,408
Brocade Communications Systems Inc.(a)	7,959	65,343
CACI International Inc. Class A(a)	462	26,103
Cadence Design Systems Inc.(a)	3,860	69,133
Ceridian Corp.(a)	1,243	34,779
CIBER Inc.(a)	4,364	29,588
Computer Sciences Corp.(a)	14,879	794,092
Covansys Corp.(a)	2,652	60,863
Diebold Inc.	1,134	52,844
Echelon Corp.(a)	2,627	21,016
Electronic Data Systems Corp.	19,669	541,881
Electronics For Imaging Inc.(a)	4,919	130,747
EMC Corp.(a)	23,090	304,788
Gateway Inc.(a)	22,109	44,439
Hewlett-Packard Co.	95,231	3,922,565
Hutchinson Technology Inc.(a)	2,169	51,123
iGATE Corp.(a)	158	1,087
IHS Inc. Class A(a)	233	9,199
Imation Corp.	2,982	138,454
Integral Systems Inc.	39	904
International Business Machines Corp.	12,180	1,183,287
Komag Inc.(a)	637	24,130
Lexmark International Inc. Class A(a)	2,022	148,010
Magma Design Automation Inc.(a)	2,877	25,692
Manhattan Associates Inc.(a)	2,113	63,559
McDATA Corp. Class A(a)	13,132	72,883
Mentor Graphics Corp.(a)	6,855	123,596
Mercury Computer Systems Inc.(a)	1,286	17,181
MTS Systems Corp.	207	7,994
NCR Corp.(a)	12,460	532,790
Ness Technologies Inc.(a)	1,472	20,991
NetScout Systems Inc.(a)	395	3,278
Palm Inc.(a)	7,395	104,196
Perot Systems Corp. Class A(a)	7,371	120,811
Quantum Corp.(a)	19,045	44,184
RadiSys Corp.(a)	1,250	20,837
Riverbed Technology Inc.(a)	284	8,719
SI International Inc.(a)	613	19,873
Silicon Storage Technology Inc.(a)	4,870	21,964
Sun Microsystems Inc.(a)	275,595	1,493,725
Synopsys Inc.(a)	11,390	304,455
Unisys Corp.(a)	30,001	235,208

		11,320,710

COSMETICS & PERSONAL CARE—2.22%
Alberto-Culver Co.	5,235	112,291
Bare Escentuals Inc.(a)	494	15,349
Chattem Inc.(a)	497	24,890
Colgate-Palmolive Co.	4,659	303,953
Elizabeth Arden Inc.(a)	2,223	42,348
Inter Parfums Inc.	131	2,514
Physicians Formula Holdings Inc.(a)	308	5,757
Procter & Gamble Co.	224,372	14,420,388
Revlon Inc. Class A(a)	13,367	17,110
Revlon Inc. Rights(a)	13,367	668

		14,945,268
DISTRIBUTION & WHOLESALE—0.24%
BlueLinx Holdings Inc.	1,084	11,274
Building Materials Holding Corp.	2,477	61,157
Central European Distribution Corp.(a)	475	14,107
Core-Mark Holding Co. Inc.(a)	854	28,566
Genuine Parts Co.	14,886	706,043
Grainger (W.W.) Inc.	1,854	129,669
Houston Wire & Cable Co.(a)(b)	349	7,294
Ingram Micro Inc. Class A(a)	12,224	249,492
Owens & Minor Inc.	3,407	106,537
ScanSource Inc.(a)	136	4,134
Tech Data Corp.(a)	4,743	179,617
United Stationers Inc.(a)	2,709	126,483

		1,624,373
DIVERSIFIED FINANCIAL SERVICES—11.12%
Accredited Home Lenders Holding Co.(a)(b)	1,871	51,041
Advanta Corp. Class B	1,464	63,874
AmeriCredit Corp.(a)(b)	7,640	192,299
Ameriprise Financial Inc.	18,583	1,012,773
Asset Acceptance Capital Corp.(a)	361	6,072
Bear Stearns Companies Inc. (The)	10,408	1,694,214
Calamos Asset Management Inc. Class A	281	7,539
Capital One Financial Corp.	30,658	2,355,148
CharterMac	4,459	95,735
CIT Group Inc.	17,235	961,196
Citigroup Inc.	428,622	23,874,245
Cohen & Steers Inc.	239	9,601
CompuCredit Corp.(a)	382	15,207
Countrywide Financial Corp.	52,423	2,225,356
Doral Financial Corp.	5,746	16,491
E*TRADE Financial Corp.(a)	2,760	61,879
Edwards (A.G.) Inc.	6,644	420,499
eSpeed Inc.(a)	1,749	15,269
Federal Agricultural Mortgage Corp.(b)	960	26,045
Federal Home Loan Mortgage Corp.	29,553	2,006,649
Federal National Mortgage Association	83,670	4,969,161
Financial Federal Corp.	2,293	67,437
Friedman, Billings, Ramsey Group Inc. Class A	12,520	100,160
GAMCO Investors Inc. Class A	486	18,692
Goldman Sachs Group Inc. (The)	8,033	1,601,379
IndyMac Bancorp Inc.	4,746	214,329
Janus Capital Group Inc.	8,547	184,530
Jefferies Group Inc.	10,285	275,844
JPMorgan Chase & Co.	299,590	14,470,197
KBW Inc.(a)	322	9,464
Knight Capital Group Inc. Class A(a)	8,895	170,517
LaBranche & Co. Inc.(a)	4,516	44,392
Legg Mason Inc.	4,852	461,183
Lehman Brothers Holdings Inc.	40,227	3,142,533
MarketAxess Holdings Inc.(a)	1,495	20,287
Marlin Business Services Corp.(a)	716	17,205

Merrill Lynch & Co. Inc.	65,071	6,058,110
Morgan Stanley	82,298	6,701,526
National Financial Partners Corp.	533	23,436
Nelnet Inc. Class A(a)	227	6,211
NYMEX Holdings Inc.(a)	321	39,807
NYSE Group Inc.(a)(b)	6,643	645,700
Ocwen Financial Corp.(a)	2,908	46,121
Piper Jaffray Companies(a)	1,625	105,869
Raymond James Financial Inc.	7,891	239,176
Sanders Morris Harris Group Inc.	1,579	20,164
Stifel Financial Corp.(a)	512	20,086
Student Loan Corp. (The)	350	72,555
SWS Group Inc.	1,355	48,373
Waddell & Reed Financial Inc. Class A	1,539	42,107
World Acceptance Corp.(a)	124	5,822

		74,953,505
ELECTRIC—5.44%
ALLETE Inc.	2,137	99,456
Alliant Energy Corp.	10,213	385,745
Ameren Corp.	17,744	953,385
American Electric Power Co. Inc.	33,998	1,447,635
Aquila Inc.(a)	31,881	149,841
Avista Corp.	4,159	105,264
Black Hills Corp.	2,846	105,131
CenterPoint Energy Inc.	27,003	447,710
CH Energy Group Inc.	1,353	71,438
Cleco Corp.	4,869	122,845
CMS Energy Corp.(a)	19,210	320,807
Consolidated Edison Inc.	21,221	1,020,093
Constellation Energy Group Inc.	13,464	927,266
Dominion Resources Inc.	29,982	2,513,691
DPL Inc.	8,144	226,240
DTE Energy Co.	15,341	742,658
Duke Energy Corp.	106,617	3,540,751
Duquesne Light Holdings Inc.	7,643	151,714
Dynegy Inc. Class A(a)	32,283	233,729
Edison International	28,123	1,279,034
El Paso Electric Co.(a)	4,127	100,575
Empire District Electric Co. (The)	2,539	62,688
Energy East Corp.	12,829	318,159
Entergy Corp.	17,945	1,656,682
Exelon Corp.	8,890	550,202
FirstEnergy Corp.	28,462	1,716,259
FPL Group Inc.	34,881	1,898,224
Great Plains Energy Inc.	6,900	219,420
Hawaiian Electric Industries Inc.	7,105	192,901
IDACORP Inc.	3,643	140,802
ITC Holdings Corp.	162	6,464
MDU Resources Group Inc.	15,615	400,369
MGE Energy Inc.	1,746	63,869
Mirant Corp.(a)	22,118	698,265
Northeast Utilities	13,336	375,542
NorthWestern Corp.	3,020	106,848
NRG Energy Inc.(a)	7,668	429,485
NSTAR	9,273	318,620
OGE Energy Corp.	7,879	315,160
Ormat Technologies Inc.	93	3,424
Otter Tail Corp.	2,509	78,180
Pepco Holdings Inc.	16,496	429,061
PG&E Corp.	29,946	1,417,344
Pinnacle West Capital Corp.	8,610	436,441
PNM Resources Inc.	5,871	182,588

Portland General Electric Co.	2,281	62,157
PPL Corp.	32,829	1,176,591
Progress Energy Inc.	21,841	1,071,956
Public Service Enterprise Group Inc.	21,703	1,440,645
Puget Energy Inc.	10,064	255,223
Reliant Energy Inc.(a)	26,583	377,744
SCANA Corp.	10,007	406,484
Sierra Pacific Resources Corp.(a)	19,011	319,955
Southern Co. (The)	64,017	2,359,667
TECO Energy Inc.	18,134	312,449
UIL Holdings Corp.	2,101	88,641
UniSource Energy Corp.	2,993	109,334
Westar Energy Inc.	7,620	197,815
Wisconsin Energy Corp.	10,129	480,722
WPS Resources Corp.	3,757	202,991
Xcel Energy Inc.	34,958	806,131

		36,630,510
ELECTRICAL COMPONENTS & EQUIPMENT—0.17%
Advanced Energy Industries Inc.(a)	514	9,699
American Power Conversion Corp.	9,088	278,002
Belden CDT Inc.	3,627	141,779
Emerson Electric Co.	4,452	196,289
Energizer Holdings Inc.(a)	1,032	73,262
EnerSys Inc.(a)	3,978	63,648
General Cable Corp.(a)	350	15,298
GrafTech International Ltd.(a)	4,525	31,313
Greatbatch Inc.(a)	1,402	37,742
Hubbell Inc. Class B	3,730	168,633
Littelfuse Inc.(a)	970	30,924
Powell Industries Inc.(a)	648	20,457
Power-One Inc.(a)	4,525	32,942
Superior Essex Inc.(a)	1,603	53,300
Universal Display Corp.(a)(b)	716	10,747

		1,164,035
ELECTRONICS—0.47%
Analogic Corp.	505	28,351
Applera Corp.-Applied Biosystems Group	3,090	113,372
Arrow Electronics Inc.(a)	9,125	287,894
Avnet Inc.(a)	5,879	150,091
AVX Corp.	2,373	35,097
Badger Meter Inc.	356	9,861
Bel Fuse Inc. Class B	863	30,024
Benchmark Electronics Inc.(a)	4,339	105,698
Brady Corp. Class A	1,391	51,856
Checkpoint Systems Inc.(a)	3,350	67,670
Coherent Inc.(a)	1,122	35,422
CTS Corp.	1,374	21,572
Cubic Corp.	1,340	29,078
Cymer Inc.(a)	162	7,120
Eagle Test Systems Inc.(a)	245	3,572
Electro Scientific Industries Inc.(a)	2,480	49,947
Excel Technology Inc.(a)	360	9,212
Gentex Corp.	1,247	19,403
KEMET Corp.(a)	7,393	53,969
L-1 Identity Solutions Inc.(a)	1,656	25,055
Methode Electronics Inc.	3,165	34,277
Molecular Devices Corp.(a)	164	3,455
OSI Systems Inc.(a)	767	16,053
Park Electrochemical Corp.	1,543	39,578
Paxar Corp.(a)	3,501	80,733
PerkinElmer Inc.	5,217	115,974

Photon Dynamics Inc.(a)	619	7,236
Rofin-Sinar Technologies Inc.(a)	91	5,502
Sanmina-SCI Corp.(a)	27,262	94,054
Solectron Corp.(a)	41,482	133,572
Symbol Technologies Inc.	4,276	63,883
Technitrol Inc.	3,470	82,898
Tektronix Inc.	2,029	59,186
Thermo Fisher Scientific Inc.(a)	18,646	844,477
TTM Technologies Inc.(a)	473	5,359
Varian Inc.(a)	1,748	78,293
Vishay Intertechnology Inc.(a)	11,353	153,720
Watts Water Technologies Inc. Class A	1,878	77,205
Woodward Governor Co.	2,544	101,022
X-Rite Inc.	1,407	17,306
Zygo Corp.(a)	1,529	25,152

		3,173,199
ENERGY-ALTERNATE SOURCES—0.02%
Aventine Renewable Energy Holdings Inc.(a)	505	11,898
First Solar Inc.(a)	539	16,062
FuelCell Energy Inc.(a)	4,087	26,402
Headwaters Inc.(a)	1,589	38,072
Quantum Fuel Systems Technologies Worldwide Inc.(a)(b)	3,712	5,939
VeraSun Energy Corp.(a)	634	12,521

		110,894
ENGINEERING & CONSTRUCTION—0.16%
Dycom Industries Inc.(a)	3,419	72,209
EMCOR Group Inc.(a)	2,753	156,508
Granite Construction Inc.	2,127	107,031
InfraSource Services Inc.(a)	2,269	49,396
Insituform Technologies Inc. Class A(a)	2,333	60,331
KBR Inc.(a)	1,314	34,374
Layne Christensen Co.(a)	642	21,077
Perini Corp.(a)	207	6,371
Shaw Group Inc. (The)(a)	6,854	229,609
Stanley Inc.(a)	181	3,061
Sterling Construction Co. Inc.(a)	100	2,176
URS Corp.(a)	4,120	176,542
Washington Group International Inc.(a)	2,477	148,100

		1,066,785
ENTERTAINMENT—0.09%
Bally Technologies Inc.(a)	597	11,152
Bluegreen Corp.(a)	1,774	22,760
Carmike Cinemas Inc.(b)	1,036	21,124
Churchill Downs Inc.	746	31,884
Dover Motorsports Inc.	1,393	7,397
DreamWorks Animation SKG Inc. Class A(a)	1,272	37,511
Great Wolf Resorts Inc.(a)	2,276	31,773
International Speedway Corp. Class A	3,004	153,324
Lakes Gaming Inc.(a)	1,964	21,192
Macrovision Corp.(a)	639	18,058
Magna Entertainment Corp. Class A(a)	3,400	15,334
Pinnacle Entertainment Inc.(a)	1,539	51,002
Six Flags Inc.(a)(b)	6,081	31,864
Speedway Motorsports Inc.	1,290	49,536
Steinway Musical Instruments Inc.(a)	625	19,406
Vail Resorts Inc.(a)	331	14,835
Warner Music Group Corp.	3,632	83,354

		621,506

ENVIRONMENTAL CONTROL—0.12%
Allied Waste Industries Inc.(a)	20,498	251,920
Calgon Carbon Corp.(a)(b)	3,384	20,981
Casella Waste Systems Inc. Class A(a)	108	1,321
Metal Management Inc.	2,230	84,405
Mine Safety Appliances Co.	1,008	36,943
Republic Services Inc.	583	23,711
Synagro Technologies Inc.	5,241	23,165
Tetra Tech Inc.(a)	1,907	34,498
Waste Connections Inc.(a)	2,794	116,091
Waste Holdings Inc.	609	18,587
Waste Management Inc.	5,117	188,152
Waste Services Inc.(a)	2,667	26,270

		826,044
FOOD—1.74%
Campbell Soup Co.	8,770	341,065
Chiquita Brands International Inc.	3,600	57,492
ConAgra Foods Inc.	44,825	1,210,275
Corn Products International Inc.	6,338	218,915
Dean Foods Co.(a)	11,763	497,340
Del Monte Foods Co.	17,023	187,764
Diamond Foods Inc.	341	6,482
Flowers Foods Inc.	1,985	53,575
General Mills Inc.	27,245	1,569,312
Gold Kist Inc.(a)	4,359	91,626
Great Atlantic & Pacific Tea Co.	1,638	42,162
Hain Celestial Group Inc.(a)	2,642	82,457
Heinz (H.J.) Co.	12,507	562,940
Hershey Co. (The)	1,835	91,383
Hormel Foods Corp.	6,426	239,947
Imperial Sugar Co.	974	23,581
Ingles Markets Inc. Class A	1,002	29,850
J&J Snack Foods Corp.	599	24,799
Kellogg Co.	5,606	280,636
Kraft Foods Inc.	18,230	650,811
Kroger Co.	54,536	1,258,146
Lance Inc.	1,581	31,746
M&F Worldwide Corp.(a)	893	22,557
McCormick & Co. Inc. NVS	2,382	91,850
Nash Finch Co.	1,134	30,958
Pathmark Stores Inc.(a)	4,107	45,793
Performance Food Group Co.(a)	2,962	81,870
Pilgrim’s Pride Corp.	3,464	101,946
Premium Standard Farms Inc.	1,164	21,615
Ralcorp Holdings Inc.(a)	2,081	105,902
Ruddick Corp.	3,389	94,045
Safeway Inc.	38,849	1,342,621
Sanderson Farms Inc.	1,462	44,284
Sara Lee Corp.	31,142	530,348
Seaboard Corp.	29	51,185
Smithfield Foods Inc.(a)	8,413	215,878
Smucker (J.M.) Co. (The)	5,081	246,276
Spartan Stores Inc.	1,781	37,276
SUPERVALU Inc.	17,705	632,954
Tootsie Roll Industries Inc.	338	11,053
TreeHouse Foods Inc.(a)	2,644	82,493
Tyson Foods Inc. Class A	19,242	316,531
Village Super Market Inc. Class A	136	11,627
Weis Markets Inc.	794	31,847

		11,703,213

FOREST PRODUCTS & PAPER—0.84%
Bowater Inc.	4,764	107,190
Buckeye Technologies Inc.(a)	3,222	38,600
Caraustar Industries Inc.(a)	2,485	20,104
Glatfelter Co.	3,780	58,590
International Paper Co.	39,255	1,338,595
Louisiana-Pacific Corp.	9,301	200,251
MeadWestvaco Corp.	15,715	472,393
Mercer International Inc.(a)(b)	2,331	27,669
Plum Creek Timber Co. Inc.	15,910	634,013
Potlatch Corp.	3,283	143,861
Rayonier Inc.	6,056	248,599
Rock-Tenn Co. Class A	2,729	73,983
Schweitzer-Mauduit International Inc.	1,332	34,699
Smurfit-Stone Container Corp.(a)	22,198	234,411
Temple-Inland Inc.	9,579	440,921
Wausau Paper Corp.	3,608	54,084
Weyerhaeuser Co.	21,230	1,499,899
Xerium Technologies Inc.	831	8,135

		5,635,997
GAS—0.76%
AGL Resources Inc.	6,779	263,771
Atmos Energy Corp.	7,045	224,806
Cascade Natural Gas Corp.	985	25,531
Energen Corp.	6,387	299,806
EnergySouth Inc.	598	23,980
KeySpan Corp.	15,105	622,024
Laclede Group Inc. (The)	1,834	64,245
New Jersey Resources Corp.	2,386	115,912
Nicor Inc.	3,883	181,724
NiSource Inc.	23,541	567,338
Northwest Natural Gas Co.	2,358	100,074
Peoples Energy Corp.(b)	3,269	145,699
Piedmont Natural Gas Co.	6,508	174,089
Sempra Energy	22,363	1,253,223
South Jersey Industries Inc.	2,491	83,224
Southern Union Co.	9,143	255,547
Southwest Gas Corp.	3,405	130,650
UGI Corp.	9,178	250,376
Vectren Corp.	6,498	183,763
WGL Holdings Inc.	4,150	135,207

		5,100,989
HAND & MACHINE TOOLS—0.10%
Baldor Electric Co.	1,373	45,886
Black & Decker Corp.	518	41,424
Kennametal Inc.	3,464	203,856
Regal-Beloit Corp.	1,224	64,272
Snap-On Inc.	4,343	206,901
Stanley Works (The)	2,092	105,207

		667,546
HEALTH CARE - PRODUCTS—0.45%
Bausch & Lomb Inc.	3,841	199,962
Beckman Coulter Inc.	419	25,056
Biosite Inc.(a)	206	10,063
CONMED Corp.(a)	2,390	55,257
Cooper Companies Inc.	1,886	83,927
Datascope Corp.	1,018	37,096
Hansen Medical Inc.(a)	101	1,166
HealthTronics Inc.(a)	2,993	19,933
Hillenbrand Industries Inc.	3,018	171,815
ICU Medical Inc.(a)	757	30,795

Invacare Corp.	2,641	64,837
Inverness Medical Innovations Inc.(a)	2,654	102,710
Johnson & Johnson	29,125	1,922,833
Kensey Nash Corp.(a)	651	20,702
Medical Action Industries Inc.(a)	528	17,023
Merge Technologies Inc.(a)	960	6,298
Merit Medical Systems Inc.(a)	2,336	37,002
Metabolix Inc.(a)	100	1,894
Northstar Neuroscience Inc.(a)	159	2,286
Oakley Inc.	1,397	28,024
Steris Corp.	5,765	145,105
Symmetry Medical Inc.(a)	414	5,726
Thoratec Corp.(a)	529	9,300
Viasys Healthcare Inc.(a)	989	27,514
Visicu Inc.(a)	106	1,187
Vital Sign Inc.	81	4,044
Volcano Corp.(a)	125	2,049
Wright Medical Group Inc.(a)	287	6,681
Young Innovations Inc.	23	766
Zoll Medical Corp.(a)	344	20,035

		3,061,086
HEALTH CARE-SERVICES—0.77%
Aetna Inc.	22,627	977,034
Air Methods Corp.(a)	109	3,043
Alliance Imaging Inc.(a)	602	4,003
AMERIGROUP Corp.(a)	3,604	129,348
AmSurg Corp.(a)	977	22,471
Apria Healthcare Group Inc.(a)	3,248	86,559
Capital Senior Living Corp.(a)	1,860	19,790
Community Health Systems Inc.(a)	3,264	119,201
Emeritus Corp.(a)	153	3,802
Genesis HealthCare Corp.(a)	1,657	78,260
Gentiva Health Services Inc.(a)	1,088	20,737
Health Management Associates Inc. Class A	15,515	327,522
Health Net Inc.(a)	770	37,468
Horizon Health Corp.(a)	1,272	24,893
Kindred Healthcare Inc.(a)	2,524	63,731
LifePoint Hospitals Inc.(a)	3,163	106,593
Magellan Health Services Inc.(a)	2,730	117,991
Matria Healthcare Inc.(a)	103	2,959
MedCath Corp.(a)	412	11,272
Molina Healthcare Inc.(a)	534	17,360
National Healthcare Corp.	99	5,465
Odyssey Healthcare Inc.(a)	657	8,712
Option Care Inc.	2,038	29,042
RehabCare Group Inc.(a)	1,462	21,711
Res-Care Inc.(a)	1,881	34,140
Sunrise Senior Living Inc.(a)	905	27,802
Symbion Inc.(a)	748	13,845
Tenet Healthcare Corp.(a)	12,790	89,146
Triad Hospitals Inc.(a)	6,378	266,792
Universal Health Services Inc. Class B	3,002	166,401
VistaCare Inc. Class A(a)	472	4,791
WellPoint Inc.(a)	29,696	2,336,778

		5,178,662
HOLDING COMPANIES-DIVERSIFIED—0.07%
Leucadia National Corp.	14,160	399,312
Resource America Inc. Class A	1,350	35,640
Star Maritime Acquisition Corp.(a)	1,613	15,824

		450,776

HOME BUILDERS—0.39%
AMREP Corp.(b)	20	2,450
Beazer Homes USA Inc.	1,720	80,857
Brookfield Homes Corp.(b)	644	24,182
Cavco Industries Inc.(a)	349	12,229
Centex Corp.	5,739	322,934
Horton (D.R.) Inc.	12,550	332,450
Hovnanian Enterprises Inc. Class A(a)	3,092	104,819
KB Home	3,337	171,121
Lennar Corp. Class A	7,071	370,945
Levitt Corp. Class A	1,389	17,001
M.D.C. Holdings Inc.	1,638	93,448
M/I Homes Inc.	894	34,142
Meritage Homes Corp.(a)	1,914	91,336
Monaco Coach Corp.	2,272	32,172
Orleans Homebuilders Inc.(b)	394	7,407
Palm Harbor Homes Inc.(a)(b)	594	8,328
Pulte Homes Inc.	9,300	308,016
Ryland Group Inc.	2,367	129,286
Skyline Corp.	594	23,891
Standard-Pacific Corp.	3,504	93,872
Technical Olympic USA Inc.	1,663	16,913
Toll Brothers Inc.(a)	9,067	292,229
WCI Communities Inc.(a)(b)	2,857	54,797
Williams Scotsman International Inc.(a)	152	2,982
Winnebago Industries Inc.	248	8,162

		2,635,969
HOME FURNISHINGS—0.12%
Audiovox Corp. Class A(a)	1,401	19,740
DTS Inc.(a)	357	8,636
Ethan Allen Interiors Inc.	2,247	81,139
Furniture Brands International Inc.(b)	3,855	62,567
Hooker Furniture Corp.	902	14,143
Kimball International Inc. Class B	1,284	31,201
La-Z-Boy Inc.(b)	4,401	52,240
Sealy Corp.	1,020	15,045
Stanley Furniture Co. Inc.	1,032	22,136
Universal Electronics Inc.(a)	155	3,258
Whirlpool Corp.	6,289	522,113

		832,218
HOUSEHOLD PRODUCTS & WARES—0.53%
ACCO Brands Corp.(a)	2,343	62,019
American Greetings Corp. Class A(b)	4,537	108,298
Blyth Inc.	2,215	45,961
Central Garden & Pet Co.(a)	1,667	80,716
Clorox Co. (The)	13,065	838,120
CSS Industries Inc.	589	20,833
Ennis Inc.	2,160	52,834
Fortune Brands Inc.	8,332	711,469
Fossil Inc.(a)	2,128	48,050
Harland (John H.) Co.	1,382	69,376
Jarden Corp.(a)	2,235	77,756
Kimberly-Clark Corp.	16,671	1,132,794
Playtex Products Inc.(a)	1,331	19,153
Prestige Brands Holdings Inc.(a)	2,848	37,081
Russ Berrie & Co. Inc.(a)	1,003	15,496
Scotts Miracle-Gro Co. (The) Class A	996	51,443
Spectrum Brands Inc.(a)	3,143	34,259
Standard Register Co. (The)	1,516	18,192
Tupperware Brands Corp.	2,793	63,150
WD-40 Co.	742	25,874
Yankee Candle Co. Inc. (The)	1,032	35,377

		3,548,251

HOUSEWARES—0.04%
Lifetime Brands Inc.	157	2,580
National Presto Industries Inc.	397	23,768
Newell Rubbermaid Inc.	9,278	268,598

		294,946
INSURANCE—7.80%
ACA Capital Holdings Inc.(a)	270	4,174
Affirmative Insurance Holdings Inc.	637	10,364
Alfa Corp.	2,768	52,066
Alleghany Corp.(a)	421	153,076
Allstate Corp. (The)	54,802	3,568,158
Ambac Financial Group Inc.	8,345	743,289
American Equity Investment Life Holding Co.	4,746	61,840
American Financial Group Inc.	7,444	267,314
American International Group Inc.	165,045	11,827,125
American National Insurance Co.	1,221	139,328
American Physicians Capital Inc.(a)	891	35,676
Amtrust Financial Services Inc.	1,951	16,681
Aon Corp.	27,515	972,380
Argonaut Group Inc.(a)	2,656	92,588
Assurant Inc.	11,140	615,485
Baldwin & Lyons Inc. Class B	706	18,031
Berkley (W.R.) Corp.	6,343	218,897
Bristol West Holdings Inc.	1,289	20,405
Chubb Corp.	35,801	1,894,231
CIGNA Corp.	8,855	1,165,052
Cincinnati Financial Corp.	13,420	608,060
CNA Financial Corp.(a)	1,914	77,172
CNA Surety Corp.(a)	1,367	29,391
Commerce Group Inc.	4,633	137,832
Conseco Inc.(a)	13,179	263,316
Crawford & Co. Class B	1,993	14,549
Delphi Financial Group Inc. Class A	3,523	142,541
Direct General Corp.	1,257	25,944
Donegal Group Inc. Class A	1,112	21,784
eHealth Inc.(a)	453	9,110
EMC Insurance Group Inc.	504	17,196
Enstar Group Inc.(a)	12	1,151
Erie Indemnity Co. Class A	4,284	248,386
FBL Financial Group Inc. Class A	1,150	44,942
Fidelity National Financial Inc.	18,476	441,207
First Acceptance Corp.(a)	608	6,518
First American Corp.	7,422	301,927
First Mercury Financial Corp.(a)	851	20,016
FPIC Insurance Group Inc.(a)	887	34,566
Gallagher (Arthur J.) & Co.	5,749	169,883
Genworth Financial Inc. Class A	39,360	1,346,506
Great American Financial Resources Inc.	751	17,311
Hanover Insurance Group Inc. (The)	2,760	134,688
Harleysville Group Inc.	1,160	40,391
Hartford Financial Services Group Inc. (The)	26,148	2,439,870
HCC Insurance Holdings Inc.	4,352	139,656
Hilb, Rogal & Hobbs Co.	2,865	120,674
Horace Mann Educators Corp.	3,656	73,851
Independence Holding Co.	414	9,038
Infinity Property & Casualty Corp.	1,760	85,166
James River Group Inc.(a)	771	24,919
Kansas City Life Insurance Co.	350	17,528
LandAmerica Financial Group Inc.	1,548	97,694

Lincoln National Corp.	24,265	1,611,196
Loews Corp.	38,255	1,586,435
Markel Corp.(a)	677	325,028
Marsh & McLennan Companies Inc.	47,418	1,453,836
MBIA Inc.	11,618	848,811
Meadowbrook Insurance Group(a)	2,140	21,165
Mercury General Corp.	2,257	119,012
MetLife Inc.	39,924	2,355,915
MGIC Investment Corp.	7,182	449,162
Midland Co. (The)	994	41,698
National Interstate Corp.	505	12,272
National Western Life Insurance Co. Class A	208	47,869
Nationwide Financial Services Inc.	4,264	231,109
Navigators Group Inc. (The)(a)	1,116	53,769
NYMAGIC Inc.	495	18,117
Odyssey Re Holdings Corp.	1,104	41,179
Ohio Casualty Corp.	5,410	161,272
Old Republic International Corp.	19,905	463,388
Philadelphia Consolidated Holding Corp.(a)	836	37,252
Phoenix Companies Inc.	9,609	152,687
PMA Capital Corp. Class A(a)	2,750	25,355
PMI Group Inc. (The)	6,880	324,530
Presidential Life Corp.	1,842	40,432
Principal Financial Group Inc.	22,270	1,307,249
ProAssurance Corp.(a)	2,862	142,871
Progressive Corp. (The)	49,285	1,193,683
Protective Life Corp.	6,087	289,133
Prudential Financial Inc.	36,372	3,122,900
Radian Group Inc.	7,133	384,540
Reinsurance Group of America Inc.	2,484	138,359
RLI Corp.	1,896	106,972
SAFECO Corp.	10,284	643,264
Safety Insurance Group Inc.	1,115	56,542
SCPIE Holdings Inc.(a)	862	22,533
SeaBright Insurance Holdings Inc.(a)	1,361	24,512
Selective Insurance Group Inc.	2,510	143,798
St. Paul Travelers Companies Inc.	60,056	3,224,407
StanCorp Financial Group Inc.	4,770	214,889
State Auto Financial Corp.	1,233	42,822
Stewart Information Services Corp.	1,476	63,999
Torchmark Corp.	8,659	552,098
Transatlantic Holdings Inc.	1,471	91,349
Triad Guaranty Inc.(a)	987	54,157
21st Century Insurance Group	2,370	41,831
United Fire & Casualty Co.	1,757	61,934
Unitrin Inc.	4,145	207,706
Universal American Financial Corp.(a)	3,248	60,543
UnumProvident Corp.	29,723	617,644
USI Holdings Corp.(a)	3,956	60,764
Wesco Financial Corp.	122	56,120
Zenith National Insurance Corp.	3,143	147,438

		52,534,489
INTERNET—0.46%
Agile Software Corp.(a)	4,163	25,602
Ariba Inc.(a)	6,365	49,265
@Road Inc.(a)	1,958	14,293
Avocent Corp.(a)	3,996	135,265
CMGI Inc.(a)	39,399	52,795
Cogent Communications Group Inc.(a)	1,779	28,855
Covad Communications Group Inc.(a)	24,980	34,472
EarthLink Inc.(a)	10,632	75,487
Expedia Inc.(a)	17,137	359,534

FTD Group Inc.(a)	1,103	19,733
Harris Interactive Inc.(a)	3,265	16,456
i2 Technologies Inc.(a)	397	9,060
IAC/InterActiveCorp(a)	9,320	346,331
InfoSpace Inc.(a)	1,254	25,720
Internet Capital Group Inc.(a)	3,350	34,371
Interwoven Inc.(a)	1,881	27,594
iPass Inc.(a)	1,730	10,172
Liberty Media Holding Corp. - Liberty Interactive Group Series A(a)	13,341	287,765
LoopNet Inc.(a)	111	1,663
McAfee Inc.(a)	1,015	28,806
NetBank Inc.	3,965	18,398
NetRatings Inc.(a)	1,132	19,821
1-800-FLOWERS.COM Inc.(a)	280	1,725
ProQuest Co.(a)	2,154	22,509
RealNetworks Inc.(a)	2,252	24,637
S1 Corp.(a)	6,037	33,264
Safeguard Scientifics Inc.(a)	10,248	24,800
Secure Computing Corp.(a)	4,393	28,818
Shutterfly Inc.(a)	99	1,426
SonicWALL Inc.(a)	5,495	46,268
Symantec Corp.(a)	45,927	957,578
TIBCO Software Inc.(a)	15,647	147,708
United Online Inc.	5,481	72,788
VeriSign Inc.(a)	1,284	30,880
Vignette Corp.(a)	1,732	29,565
webMethods Inc.(a)	3,354	24,685

		3,068,109
INVESTMENT COMPANIES—0.21%
Allied Capital Corp.(b)	12,142	396,801
American Capital Strategies Ltd.	12,239	566,176
Apollo Investment Corp.	6,911	154,806
Ares Capital Corp.	4,228	80,797
Capital Southwest Corp.	238	30,045
Gladstone Capital Corp.(b)	974	23,240
Gladstone Investment Corp.	509	7,793
Harris & Harris Group Inc.(a)(b)	360	4,352
MCG Capital Corp.	4,899	99,548
Medallion Financial Corp.	1,251	15,475
MVC Capital Inc.(b)	1,470	19,639
NGP Capital Resources Co.	1,488	24,924
Technology Investment Capital Corp.	757	12,218

		1,435,814
IRON & STEEL—0.48%
Carpenter Technology Corp.	137	14,045
Chaparral Steel Co.	3,202	141,753
Cleveland-Cliffs Inc.	2,305	111,654
Gibraltar Industries Inc.	2,081	48,924
Nucor Corp.	26,891	1,469,862
Olympic Steel Inc.	724	16,095
Oregon Steel Mills Inc.(a)	395	24,652
Reliance Steel & Aluminum Co.	5,611	220,961
Ryerson Inc.(b)	2,229	55,926
Schnitzer Steel Industries Inc. Class A	1,913	75,946
Shiloh Industries Inc.(a)	402	7,618
Steel Dynamics Inc.	7,967	258,529
Steel Technologies Inc.	981	17,217
United States Steel Corp.	10,665	780,038
Wheeling-Pittsburgh Corp.(a)	907	16,988

		3,260,208

LEISURE TIME—0.13%
Ambassadors International Inc.	614	28,011
Arctic Cat Inc.	1,103	19,402
Bally Total Fitness Holding Corp.(a)(b)	2,395	5,868
Brunswick Corp.	6,706	213,921
Callaway Golf Co.	6,467	93,189
K2 Inc.(a)	4,009	52,879
Marine Products Corp.	469	5,506
Multimedia Games Inc.(a)	2,331	22,378
Nautilus Inc.	665	9,310
Polaris Industries Inc.	669	31,329
Sabre Holdings Corp.	11,538	367,947
Town Sports International Holdings Inc.(a)	591	9,740

		859,480
LODGING—0.23%
Ameristar Casinos Inc.	1,630	50,106
Aztar Corp.(a)	2,276	123,860
Gaylord Entertainment Co.(a)	3,474	176,931
Harrah’s Entertainment Inc.	4,202	347,589
Lodgian Inc.(a)	1,616	21,978
Marcus Corp.	1,844	47,170
MTR Gaming Group Inc.(a)	1,467	17,927
Riviera Holdings Corp.(a)	412	9,954
Starwood Hotels & Resorts Worldwide Inc.	3,102	193,875
Trump Entertainment Resorts Inc.(a)	2,737	49,923
Wyndham Worldwide Corp.(a)	14,948	478,635

		1,517,948
MACHINERY—0.49%
AGCO Corp.(a)	7,211	223,108
Albany International Corp. Class A	748	24,617
Briggs & Stratton Corp.	4,365	117,637
Cascade Corp.	1,085	57,397
Chart Industries Inc.(a)	529	8,575
Cognex Corp.	291	6,932
Cummins Inc.	734	86,744
Deere & Co.	20,240	1,924,217
Flowserve Corp.(a)	4,101	206,977
Gehl Corp.(a)	604	16,628
Gerber Scientific Inc.(a)	1,600	20,096
Gorman-Rupp Co. (The)	963	35,602
Kadant Inc.(a)	1,150	28,037
Lindsay Corp.	853	27,850
NACCO Industries Inc.	479	65,431
Nordson Corp.	350	17,441
Robbins & Myers Inc.	1,120	51,430
Sauer-Danfoss Inc.	215	6,934
Tecumseh Products Co. Class A(a)	1,405	23,745
Tennant Co.	1,159	33,611
Terex Corp.(a)	4,599	297,003

		3,280,012
MANUFACTURING—3.52%
Ameron International Corp.	747	57,048
AptarGroup Inc.	2,998	177,002
Barnes Group Inc.	583	12,680
Blount International Inc.(a)	1,487	20,015
Brink’s Co. (The)	910	58,167
Carlisle Companies Inc.	379	29,752
CLARCOR Inc.	2,836	95,885
Crane Co.	4,514	165,393

Dover Corp.	1,839	90,148
Eastman Kodak Co.(b)	24,836	640,769
Eaton Corp.	12,970	974,566
EnPro Industries Inc.(a)	1,785	59,280
Federal Signal Corp.	4,118	66,053
FreightCar America Inc.	493	27,337
General Electric Co.	460,839	17,147,819
Griffon Corp.(a)	2,528	64,464
Honeywell International Inc.	39,081	1,768,024
ITT Industries Inc.	5,339	303,362
Jacuzzi Brands Inc.(a)	3,251	40,410
Koppers Holdings Inc.	857	22,342
Lancaster Colony Corp.	527	23,351
Leggett & Platt Inc.	6,986	166,965
Matthews International Corp. Class A	916	36,045
Myers Industries Inc.	902	14,125
Pall Corp.	8,915	308,013
Parker Hannifin Corp.	5,974	459,281
Pentair Inc.	5,388	169,183
Reddy Ice Holdings Inc.	167	4,312
Smith (A.O.) Corp.	464	17,428
SPX Corp.	5,178	316,686
Standex International Corp.	1,040	31,335
Teleflex Inc.	3,512	226,735
Textron Inc.	737	69,108
Tredegar Corp.	2,899	65,546
Trinity Industries Inc.	386	13,587

		23,742,216
MEDIA—3.84%
Belo Corp.	7,747	142,312
Cablevision Systems Corp.	9,373	266,943
CBS Corp. Class B	58,056	1,810,186
Charter Communications Inc. Class A(a)	33,581	102,758
Citadel Broadcasting Corp.	3,141	31,284
Clear Channel Communications Inc.	43,432	1,543,573
Comcast Corp. Class A(a)	83,171	3,520,628
Courier Corp.	724	28,214
Cox Radio Inc. Class A(a)	3,858	62,885
Crown Media Holdings Inc.(a)	627	2,276
CTC Media Inc.(a)	828	19,880
Cumulus Media Inc. Class A(a)	2,523	26,214
Discovery Holding Co. Class A(a)	17,506	281,672
Emmis Communications Corp.	1,895	15,615
Entercom Communications Corp.	2,728	76,875
Entravision Communications Corp.(a)	2,618	21,520
Fisher Communications Inc.(a)	643	28,427
Gannett Co. Inc.	20,497	1,239,249
GateHouse Media Inc.	754	13,994
Gray Television Inc.	3,648	26,740
Hearst-Argyle Television Inc.	2,264	57,732
Idearc Inc.(a)	12,583	360,503
Journal Communications Inc. Class A	3,737	47,124
Journal Register Co.	3,375	24,638
Lee Enterprises Inc.	3,894	120,948
Liberty Global Inc. Class A(a)	22,108	644,448
Liberty Media Holding Corp.-Liberty Capital Group Series A(a)	12,126	1,188,105
Lin TV Corp. Class A(a)	2,360	23,482
McClatchy Co. (The) Class A	4,417	191,256
Media General Inc. Class A	1,881	69,917
Mediacom Communications Corp.(a)	2,153	17,310
New York Times Co. Class A(b)	11,502	280,189

News Corp. Class A	63,920	1,373,002
Outdoor Channel Holdings Inc.(a)	1,122	14,395
Playboy Enterprises Inc. Class B(a)	1,612	18,474
PRIMEDIA Inc.(a)	16,917	28,590
Radio One Inc. Class D(a)	6,518	43,931
Readers Digest Association Inc. (The)	4,020	67,134
Salem Communications Corp. Class A	777	9,285
Scholastic Corp.(a)	2,994	107,305
Spanish Broadcasting System Inc. Class A(a)	2,166	8,902
Sun-Times Media Group Inc. Class A	3,025	14,853
Time Warner Inc.	319,980	6,969,164
Tribune Co.	15,709	483,523
Univision Communications Inc. Class A(a)	5,944	210,536
Walt Disney Co. (The)	114,303	3,917,164
Washington Post Co. (The) Class B	386	287,802
Westwood One Inc.	5,989	42,282

		25,883,239
METAL FABRICATE & HARDWARE—0.13%
Ampco-Pittsburgh Corp.	581	19,452
Castle (A.M.) & Co.	403	10,256
CIRCOR International Inc.	1,366	50,255
Commercial Metals Co.	10,458	269,816
Ladish Co. Inc.(a)	44	1,632
Lawson Products Inc.	379	17,392
Mueller Industries Inc.	2,721	86,256
Mueller Water Products Inc. Class A	238	3,539
NN Inc.	1,344	16,706
Quanex Corp.	2,527	87,409
Timken Co. (The)	6,794	198,249
Valmont Industries Inc.	117	6,492
Worthington Industries Inc.	6,160	109,155

		876,609
MINING—0.64%
Alcoa Inc.	45,285	1,359,003
Brush Engineered Materials Inc.(a)	1,647	55,619
Century Aluminum Co.(a)	895	39,962
Compass Minerals International Inc.	2,733	86,253
Freeport-McMoRan Copper & Gold Inc.	7,528	419,535
Newmont Mining Corp.	1,914	86,417
Phelps Dodge Corp.	17,585	2,105,276
Royal Gold Inc.	866	31,159
Stillwater Mining Co.(a)	647	8,081
USEC Inc.(a)	7,404	94,179

		4,285,484
OFFICE & BUSINESS EQUIPMENT—0.30%
Global Imaging Systems Inc.(a)	3,115	68,374
IKON Office Solutions Inc.	9,372	153,420
Pitney Bowes Inc.	7,953	367,349
Xerox Corp.(a)	83,311	1,412,121

		2,001,264
OFFICE FURNISHINGS—0.00%
CompX International Inc.	133	2,681
Steelcase Inc. Class A	1,477	26,822

		29,503
OIL & GAS—12.76%
Alon USA Energy Inc.	386	10,156
Anadarko Petroleum Corp.	39,566	1,721,912
Apache Corp.	28,503	1,895,735

Bill Barrett Corp.(a)	1,360	37,006
Bois d’Arc Energy Inc.(a)	93	1,361
Brigham Exploration Co.(a)	3,878	28,348
Bronco Drilling Co. Inc.(a)	169	2,905
Cabot Oil & Gas Corp.	4,256	258,126
Callon Petroleum Co.(a)	846	12,715
Chesapeake Energy Corp.	35,774	1,039,235
Chevron Corp.	191,120	14,053,054
Cimarex Energy Co.	7,199	262,764
Comstock Resources Inc.(a)	1,136	35,284
ConocoPhillips	142,331	10,240,715
Delta Petroleum Corp.(a)	375	8,685
Devon Energy Corp.	37,956	2,546,088
Edge Petroleum Corp.(a)	1,486	27,105
Encore Acquisition Co.(a)	4,502	110,434
Energy Partners Ltd.(a)	873	21,319
EOG Resources Inc.	11,540	720,673
EXCO Resources Inc.(a)	4,419	74,725
Exxon Mobil Corp.	491,915	37,695,446
Forest Oil Corp.(a)	4,666	152,485
Frontier Oil Corp.	4,472	128,525
Geomet Inc.(a)	167	1,737
Giant Industries Inc.(a)	866	64,907
Harvest Natural Resources Inc.(a)	3,156	33,548
Hess Corp.	20,884	1,035,220
Houston Exploration Co.(a)	2,486	128,725
Marathon Oil Corp.	31,264	2,891,920
McMoRan Exploration Co.(a)	2,093	29,762
Meridian Resource Corp. (The)(a)	7,403	22,875
Murphy Oil Corp.	16,138	820,617
Newfield Exploration Co.(a)	11,120	510,964
Noble Energy Inc.	15,348	753,126
Occidental Petroleum Corp.	73,878	3,607,463
Parker Drilling Co.(a)	9,230	75,409
Penn Virginia Corp.	898	62,896
PetroCorp Inc. Escrow(c)	190	0
Petrohawk Energy Corp.(a)	5,014	57,661
PetroQuest Energy Inc.(a)	2,598	33,099
Pioneer Natural Resources Co.	10,609	421,071
Pogo Producing Co.	4,959	240,214
Pride International Inc.(a)	2,594	77,846
RAM Energy Resources Inc.(a)(b)	885	4,876
Rosetta Resources Inc.(a)	4,331	80,860
Rowan Companies Inc.	642	21,314
Stone Energy Corp.(a)	2,339	82,684
Sulphco Inc.(a)(b)	1,159	5,470
Sunoco Inc.	5,310	331,132
Swift Energy Co.(a)	2,489	111,532
Tesoro Corp.	5,961	392,055
Valero Energy Corp.	53,090	2,716,084
Venoco Inc.(a)	439	7,709
Warren Resources Inc.(a)	3,272	38,348
Western Refining Inc.	1,984	50,513
Whiting Petroleum Corp.(a)	3,145	146,557

		85,942,995
OIL & GAS SERVICES—0.18%
Dawson Geophysical Co.(a)	286	10,419
Gulf Island Fabrication Inc.	358	13,210
Hanover Compressor Co.(a)	8,728	164,872
Hornbeck Offshore Services Inc.(a)	1,989	71,007
Input/Output Inc.(a)(b)	4,354	59,345
Lone Star Technologies Inc.(a)	2,478	119,960

National Oilwell Varco Inc.(a)	989	60,507
Newpark Resources Inc.(a)	3,237	23,339
Oil States International Inc.(a)	2,014	64,911
SEACOR Holdings Inc.(a)	1,984	196,694
T-3 Energy Services Inc.(a)	103	2,271
Tidewater Inc.	2,151	104,022
Trico Marine Services Inc.(a)	1,008	38,616
Union Drilling Inc.(a)	1,139	16,037
Universal Compression Holdings Inc.(a)	2,586	160,616
Veritas DGC Inc.(a)	909	77,838

		1,183,664
PACKAGING & CONTAINERS—0.17%
Bemis Co. Inc.	9,083	308,640
Chesapeake Corp.	1,707	29,053
Greif Inc. Class A	1,454	172,154
Sealed Air Corp.	4,183	271,560
Silgan Holdings Inc.	785	34,477
Sonoco Products Co.	8,579	326,517

		1,142,401
PHARMACEUTICALS—4.73%
Abbott Laboratories	26,213	1,276,835
Alpharma Inc. Class A	2,901	69,914
Altus Pharmaceuticals Inc.(a)	112	2,111
AmerisourceBergen Corp.	14,604	656,596
Anadys Pharmaceuticals Inc.(a)	887	4,364
AtheroGenics Inc.(a)(b)	501	4,965
Bentley Pharmaceuticals Inc.(a)	1,374	13,974
Bradley Pharmaceuticals Inc.(a)	1,243	25,581
Bristol-Myers Squibb Co.	91,943	2,419,940
Cadence Pharmaceuticals Inc.(a)	89	1,096
Caraco Pharmaceutical Laboratories Ltd.(a)	124	1,736
Caremark Rx Inc.	2,959	168,988
Cypress Bioscience Inc.(a)	1,082	8,386
Dendreon Corp.(a)(b)	5,755	23,998
Emergent BioSolutions Inc.(a)	64	714
Emisphere Technologies Inc.(a)	288	1,524
Indevus Pharmaceuticals Inc.(a)	610	4,331
King Pharmaceuticals Inc.(a)	20,648	328,716
Lilly (Eli) & Co.	20,691	1,078,001
Medco Health Solutions Inc.(a)	10,016	535,255
Merck & Co. Inc.	130,809	5,703,272
Nabi Biopharmaceuticals(a)	5,119	34,707
NBTY Inc.(a)	4,208	174,927
Neurocrine Biosciences Inc.(a)	669	6,971
New River Pharmaceuticals Inc.(a)(b)	215	11,763
NPS Pharmaceuticals Inc.(a)	656	2,972
Nuvelo Inc.(a)	1,250	5,000
Omnicare Inc.	5,343	206,400
Osiris Therapeutics Inc.(a)(b)	46	1,165
Par Pharmaceutical Companies Inc.(a)	1,016	22,728
Perrigo Co.	6,127	105,997
Pfizer Inc.	631,788	16,363,309
Pharmion Corp.(a)	611	15,727
Renovis Inc.(a)	544	1,719
Rigel Pharmaceuticals Inc.(a)	1,585	18,814
Sciele Pharma Inc.(a)	290	6,960
Trubion Pharmaceuticals Inc.(a)	60	1,081
ViroPharma Inc.(a)	3,401	49,791
Watson Pharmaceuticals Inc.(a)	8,714	226,825
Wyeth	45,170	2,300,056

		31,887,209

PIPELINES—0.18%
El Paso Corp.	4,108	62,770
Equitable Resources Inc.	1,362	56,864
National Fuel Gas Co.	7,302	281,419
ONEOK Inc.	9,538	411,279
Questar Corp.	843	70,011
Williams Companies Inc.	12,397	323,810

		1,206,153
REAL ESTATE—0.08%
Avatar Holdings Inc.(a)(b)	496	40,102
California Coastal Communities Inc.(a)	869	18,640
HouseValues Inc.(a)	81	456
Realogy Corp.(a)	15,958	483,847
Resource Capital Corp.	169	2,865
Tarragon Corp.(b)	1,145	13,935

		559,845
REAL ESTATE INVESTMENT TRUSTS—4.04%
Affordable Residential Communities Inc.(a)	2,903	33,820
Affordable Residential Communities LP Rights(b)(c)	2,903	2,564
Agree Realty Corp.	649	22,306
Alexandria Real Estate Equities Inc.	2,071	207,928
AMB Property Corp.	7,623	446,784
American Campus Communities Inc.	1,990	56,655
American Financial Realty Trust	11,034	126,229
American Home Mortgage Investment Corp.	3,757	131,946
Annaly Capital Management Inc.	17,163	238,737
Anthracite Capital Inc.	4,868	61,970
Anworth Mortgage Asset Corp.	3,871	36,813
Apartment Investment & Management Co. Class A	8,404	470,792
Arbor Realty Trust Inc.	1,010	30,391
Archstone-Smith Trust	18,454	1,074,207
Ashford Hospitality Trust Inc.	5,122	63,769
AvalonBay Communities Inc.	6,436	837,002
BioMed Realty Trust Inc.	5,617	160,646
Boston Properties Inc.	9,847	1,101,682
Brandywine Realty Trust	7,906	262,875
BRE Properties Inc. Class A	4,461	290,054
Camden Property Trust	4,885	360,757
Capital Lease Funding Inc.	2,842	32,967
Capital Trust Inc. Class A	960	47,942
CapitalSource Inc.	2,778	75,867
CBL & Associates Properties Inc.	5,618	243,540
CBRE Realty Finance Inc.	721	11,327
Cedar Shopping Centers Inc.	3,013	47,937
CentraCore Properties Trust	919	29,711
Colonial Properties Trust	3,894	182,551
Crescent Real Estate Equities Co.	6,731	132,937
Crystal River Capital Inc.	535	13,659
Deerfield Triarc Capital Corp.	4,397	74,441
Developers Diversified Realty Corp.	5,489	345,533
DiamondRock Hospitality Co.	6,131	110,419
Douglas Emmett Inc.	5,176	137,630
Duke Realty Corp.	11,662	476,976
EastGroup Properties Inc.	143	7,659
Education Realty Trust Inc.	2,252	33,262
Entertainment Properties Trust	2,254	131,724
Equity Inns Inc.	4,644	74,118
Equity Office Properties Trust	31,598	1,522,076
Equity One Inc.	3,253	86,725

Equity Residential	25,139	1,275,804
Essex Property Trust Inc.	1,086	140,366
Extra Space Storage Inc.	4,977	90,880
Federal Realty Investment Trust	2,210	187,850
FelCor Lodging Trust Inc.	4,237	92,536
Fieldstone Investment Corp.	4,136	18,116
First Industrial Realty Trust Inc.	3,833	179,729
First Potomac Realty Trust	2,017	58,715
Franklin Street Properties Corp.	5,023	105,734
General Growth Properties Inc.	7,204	376,265
GMH Communities Trust	3,383	34,337
Gramercy Capital Corp.	1,660	51,277
Health Care Property Investors Inc.	17,163	631,942
Health Care REIT Inc.	5,412	232,824
Healthcare Realty Trust Inc.	4,090	161,719
Hersha Hospitality Trust	2,902	32,909
Highland Hospitality Corp.	5,102	72,704
Highwoods Properties Inc.	4,614	188,067
Home Properties Inc.	383	22,700
HomeBanc Corp.	4,843	20,486
Hospitality Properties Trust	6,248	296,967
Host Hotels & Resorts Inc.	44,682	1,096,943
HRPT Properties Trust	18,343	226,536
Impac Mortgage Holdings Inc.	6,494	57,147
Inland Real Estate Corp.	5,464	102,286
Innkeepers USA Trust	3,667	56,839
Investors Real Estate Trust	3,979	40,825
iStar Financial Inc.	10,948	523,533
JER Investors Trust Inc.	1,380	28,525
Kimco Realty Corp.	19,097	858,410
Kite Realty Group Trust	2,419	45,042
KKR Financial Corp.	6,860	183,779
LaSalle Hotel Properties	3,398	155,798
Lexington Corporate Properties Trust	4,507	101,047
Liberty Property Trust	7,745	380,589
Longview Fibre Co.	4,372	95,965
LTC Properties Inc.	1,995	54,483
Luminent Mortgage Capital Inc.	4,339	42,132
Mack-Cali Realty Corp.	5,423	276,573
Maguire Properties Inc.	2,749	109,960
Medical Properties Trust Inc.	3,405	52,097
MFA Mortgage Investments Inc.	6,753	51,931
Mid-America Apartment Communities Inc.	1,504	86,089
MortgageIT Holdings Inc.	2,486	36,669
National Health Investors Inc.	2,007	66,231
National Retail Properties Inc.	4,956	113,740
Nationwide Health Properties Inc.	7,236	218,672
New Century Financial Corp.	3,890	122,885
New Plan Excel Realty Trust Inc.	9,108	250,288
Newcastle Investment Corp.	3,752	117,513
Newkirk Realty Trust Inc.	1,645	29,676
NorthStar Realty Finance Corp.	3,613	59,867
NovaStar Financial Inc.(b)	3,127	83,335
Omega Healthcare Investors Inc.	4,093	72,528
Parkway Properties Inc.	1,221	62,283
Pennsylvania Real Estate Investment Trust	3,125	123,063
Post Properties Inc.	3,650	166,805
ProLogis	21,146	1,285,042
PS Business Parks Inc.	1,095	77,427
Public Storage Inc.	3,966	386,685
RAIT Financial Trust	4,495	154,988
Ramco-Gershenson Properties Trust	1,456	55,532
Realty Income Corp.	8,532	236,336

Reckson Associates Realty Corp.	7,225	329,460
Redwood Trust Inc.	1,647	95,658
Regency Centers Corp.	5,959	465,815
Republic Property Trust	2,229	25,723
Senior Housing Properties Trust	5,825	142,596
Simon Property Group Inc.	8,474	858,331
Sovran Self Storage Inc.	1,340	76,755
Spirit Finance Corp.	8,392	104,648
Strategic Hotels & Resorts Inc.	6,243	136,035
Sunstone Hotel Investors Inc.	4,957	132,501
Taubman Centers Inc.	2,092	106,399
Thornburg Mortgage Inc.	9,736	244,666
Trustreet Properties Inc.	5,757	97,005
Universal Health Realty Income Trust	1,004	39,136
Urstadt Biddle Properties Inc. Class A	1,787	34,114
U-Store-It Trust	4,006	82,323
Ventas Inc.	3,585	151,717
Vornado Realty Trust	11,276	1,370,034
Weingarten Realty Investors	5,264	242,723
Winston Hotels Inc.	2,696	35,722
Winthrop Realty Trust Inc.	3,062	20,975

		27,247,285
RETAIL—2.38%
AC Moore Arts & Crafts Inc.(a)	612	13,262
AFC Enterprises Inc.(a)	2,206	38,980
America’s Car-Mart Inc.(a)(b)	352	4,175
AnnTaylor Stores Corp.(a)	474	15,566
Applebee’s International Inc.	1,028	25,361
Asbury Automotive Group Inc.	1,033	24,337
AutoNation Inc.(a)	13,665	291,338
Barnes & Noble Inc.	3,404	135,173
Big 5 Sporting Goods Corp.	387	9,451
Big Lots Inc.(a)	9,867	226,152
BJ’s Wholesale Club Inc.(a)	5,758	179,131
Blockbuster Inc. Class A(a)	16,258	86,005
Bob Evans Farms Inc.	3,042	104,097
Bon-Ton Stores Inc. (The)(b)	583	20,201
Books-A-Million Inc.	1,220	27,670
Borders Group Inc.	5,516	123,283
Brown Shoe Co. Inc.	1,773	84,643
Buckle Inc. (The)	99	5,034
Cabela’s Inc. Class A(a)	2,544	61,387
Cache Inc.(a)	42	1,060
Casey’s General Store Inc.	3,918	92,269
Cash America International Inc.	1,217	57,077
CBRL Group Inc.	2,634	117,898
CEC Entertainment Inc.(a)	1,239	49,870
Charming Shoppes Inc.(a)	5,139	69,531
Circuit City Stores Inc.	1,345	25,528
Conn’s Inc.(a)(b)	116	2,699
Cost Plus Inc.(a)	1,880	19,364
Costco Wholesale Corp.	13,084	691,751
CSK Auto Corp.(a)	1,713	29,378
CVS Corp.	6,629	204,902
dELiA*s Inc.(a)	782	8,203
Dillard’s Inc. Class A	5,346	186,950
Dollar General Corp.	1,789	28,731
Dollar Tree Stores Inc.(a)	8,214	247,241
Domino’s Pizza Inc.	3,237	90,636
Family Dollar Stores Inc.	6,150	180,380
Federated Department Stores Inc.	43,611	1,662,887
Finish Line Inc. (The) Class A	3,630	51,836

Foot Locker Inc.	11,979	262,699
Fred’s Inc.	3,396	40,888
Gap Inc. (The)	21,413	417,554
Genesco Inc.(a)	1,730	64,529
Group 1 Automotive Inc.	2,120	109,646
Haverty Furniture Companies Inc.	1,908	28,238
Home Depot Inc.	13,909	558,585
IHOP Corp.	1,165	61,396
Insight Enterprises Inc.(a)	4,119	77,726
J. Crew Group Inc.(a)	1,019	39,282
Jack in the Box Inc.(a)	3,011	183,791
Jo-Ann Stores Inc.(a)	2,037	50,110
Kenneth Cole Productions Inc. Class A	774	18,568
Krispy Kreme Doughnuts Inc.(a)(b)	2,501	27,761
Landry’s Restaurants Inc.	1,390	41,825
Lithia Motors Inc. Class A	1,357	39,027
Longs Drug Stores Corp.	339	14,367
Luby’s Inc.(a)	1,839	20,027
MarineMax Inc.(a)	1,331	34,513
McCormick & Schmick’s Seafood Restaurants Inc.(a)	120	2,885
McDonald’s Corp.	105,859	4,692,729
Morton’s Restaurant Group Inc.(a)	585	9,740
Movado Group Inc.	1,506	43,674
99 Cents Only Stores(a)	4,024	48,972
Nu Skin Enterprises Inc. Class A	1,912	34,856
O’Charley’s Inc.(a)	1,978	42,092
OfficeMax Inc.	6,184	307,036
OSI Restaurant Partners Inc.	2,628	103,018
Pantry Inc. (The)(a)	152	7,120
Papa John’s International Inc.(a)	748	21,699
Payless ShoeSource Inc.(a)	4,976	163,312
Pep Boys - Manny, Moe & Jack Inc.	4,625	68,728
Pier 1 Imports Inc.	7,413	44,107
PriceSmart Inc.(a)	664	11,892
RadioShack Corp.	2,731	45,826
Rare Hospitality International Inc.(a)	407	13,403
Regis Corp.	3,889	153,771
Rite Aid Corp.(a)	46,225	251,464
Ruby Tuesday Inc.	406	11,141
Rush Enterprises Inc. Class A(a)	1,864	31,539
Saks Inc.	11,875	211,613
Sally Beauty Co. Inc.(a)	5,235	40,833
School Specialty Inc.(a)	1,763	66,095
Sears Holdings Corp.(a)	7,363	1,236,469
Shoe Carnival Inc.(a)	724	22,878
Smart & Final Inc.(a)	1,166	22,037
Sonic Automotive Inc.	2,585	75,068
Stage Stores Inc.	2,590	78,710
Steak n Shake Co. (The)(a)	2,394	42,134
Stein Mart Inc.	1,022	13,552
Susser Holdings Corp.(a)	495	8,910
Syms Corp.(a)	540	10,751
Systemax Inc.(a)	837	14,606
Talbots Inc. (The)	1,907	45,959
Tiffany & Co.	4,831	189,568
Tuesday Morning Corp.	629	9,781
United Auto Group Inc.	4,140	97,580
Wendy’s International Inc.	5,992	198,275
West Marine Inc.(a)	1,230	21,242
Zale Corp.(a)	4,096	115,548

		16,014,582

SAVINGS & LOANS—1.16%
Abington Community Bancorp Inc.	603	11,566
Anchor BanCorp Wisconsin Inc.	1,654	47,668
Astoria Financial Corp.	7,959	240,043
BankAtlantic Bancorp Inc. Class A	4,019	55,502
BankFinancial Corp.	2,097	37,348
BankUnited Financial Corp. Class A	2,658	74,318
Berkshire Hills Bancorp Inc.	739	24,727
BFC Financial Corp. Class A(a)	1,384	8,844
Brookline Bancorp Inc.	5,252	69,169
Capitol Federal Financial	1,876	72,076
Citizens First Bancorp Inc.	727	22,348
Clifton Savings Bancorp Inc.	1,133	13,811
Dime Community Bancshares Inc.	2,131	29,855
Downey Financial Corp.	1,782	129,338
Fidelity Bankshares Inc.	1,540	61,092
First Financial Holdings Inc.	1,019	39,924
First Niagara Financial Group Inc.	9,484	140,932
First Place Financial Corp.	1,602	37,631
FirstFed Financial Corp.(a)	1,405	94,093
Flagstar Bancorp Inc.	3,471	51,510
Flushing Financial Corp.	1,836	31,341
Franklin Bank Corp.(a)	1,997	41,018
Home Federal Bancorp Inc.	486	8,340
Hudson City Bancorp Inc.	25,235	350,262
Investors Bancorp Inc.(a)	4,271	67,183
Kearny Financial Corp.	1,865	29,952
KNBT Bancorp Inc.	2,478	41,457
MAF Bancorp Inc.	2,871	128,305
NASB Financial Inc.	348	14,390
New York Community Bancorp Inc.	25,536	411,130
NewAlliance Bancshares Inc.	5,003	82,049
Northwest Bancorp Inc.	1,602	43,991
OceanFirst Financial Corp.	746	17,106
Partners Trust Financial Group Inc.	4,042	47,049
PennFed Financial Services Inc.	832	16,074
PFF Bancorp Inc.	1,523	52,559
Provident Financial Services Inc.	5,496	99,642
Provident New York Bancorp	3,620	54,228
Rockville Financial Inc.	747	13,334
Roma Financial Corp.(a)	790	13,082
Sovereign Bancorp Inc.	33,962	862,295
TierOne Corp.	1,534	48,490
United Community Financial Corp.	2,294	28,079
ViewPoint Financial Group(a)	917	15,534
Washington Federal Inc.	7,644	179,863
Washington Mutual Inc.	82,865	3,769,529
Wauwatosa Holdings Inc.(a)	831	14,808
Westfield Financial Inc.	160	5,536
Willow Financial Bancorp Inc.	1,265	18,874
WSFS Financial Corp.	503	33,666

		7,800,961
SEMICONDUCTORS—0.47%
Actel Corp.(a)	2,217	40,261
AMIS Holdings Inc.(a)	1,664	17,588
Applied Micro Circuits Corp.(a)	25,211	89,751
Asyst Technologies Inc.(a)	1,476	10,790
Atmel Corp.(a)	36,590	221,370
ATMI Inc.(a)	972	29,675
Axcelis Technologies Inc.(a)	8,616	50,231
Bookham Inc.(a)(b)	6,375	25,946
Brooks Automation Inc.(a)	6,368	91,699

Cabot Microelectronics Corp.(a)	889	30,173
Cirrus Logic Inc.(a)	989	6,804
Cohu Inc.	1,910	38,506
Conexant Systems Inc.(a)	4,907	10,010
Credence Systems Corp.(a)	8,515	44,278
Cree Inc.(a)	990	17,147
Cypress Semiconductor Corp.(a)	1,268	21,391
DSP Group Inc.(a)	2,229	48,369
Emulex Corp.(a)	4,989	97,335
Entegris Inc.(a)	10,543	114,075
Exar Corp.(a)	1,464	19,032
Fairchild Semiconductor International Inc. Class A(a)	5,029	84,537
Genesis Microchip Inc.(a)	1,607	16,295
Integrated Device Technology Inc.(a)	9,522	147,401
International Rectifier Corp.(a)	2,747	105,842
Intersil Corp. Class A	6,833	163,445
IXYS Corp.(a)	245	2,181
KLA-Tencor Corp.	3,594	178,802
Kopin Corp.(a)	734	2,620
Kulicke & Soffa Industries Inc.(a)	4,848	40,723
Lattice Semiconductor Corp.(a)	9,737	63,096
LSI Logic Corp.(a)	9,481	85,329
Mattson Technology Inc.(a)	346	3,225
Micron Technology Inc.(a)	34,084	475,813
MIPS Technologies Inc. Class A(a)	1,627	13,504
MKS Instruments Inc.(a)	3,109	70,201
Novellus Systems Inc.(a)	6,714	231,096
ON Semiconductor Corp.(a)	900	6,813
Pericom Semiconductor Corp.(a)	1,087	12,468
Photronics Inc.(a)	3,522	57,549
PortalPlayer Inc.(a)	1,142	15,360
Rambus Inc.(a)	773	14,633
Rudolph Technologies Inc.(a)	1,768	28,147
Semitool Inc.(a)	1,640	21,828
Skyworks Solutions Inc.(a)	10,732	75,983
Spansion Inc. Class A(a)	3,096	46,007
Staktek Holdings Inc.(a)	734	3,780
Standard Microsystems Corp.(a)	1,419	39,704
Techwell Inc.(a)	136	2,184
Teradyne Inc.(a)	3,872	57,925
TriQuint Semiconductor Inc.(a)	11,903	53,564
Ultratech Inc.(a)	276	3,444
Varian Semiconductor Equipment Associates Inc.(a)	709	32,274
Veeco Instruments Inc.(a)	207	3,877
Virage Logic Corp.(a)	129	1,198
Zoran Corp.(a)	501	7,305

		3,192,584
SOFTWARE—0.49%
Actuate Corp.(a)	889	5,281
Altiris Inc.(a)	1,865	47,334
ANSYS Inc.(a)	213	9,263
Aspen Technology Inc.(a)	4,606	50,758
Avid Technology Inc.(a)	3,255	121,281
Blackbaud Inc.	724	18,824
Borland Software Corp.(a)	6,632	36,078
Bottomline Technologies Inc.(a)	1,646	18,847
CA Inc.	30,182	683,622
CommVault Systems Inc.(a)	372	7,444
Compuware Corp.(a)	30,551	254,490
CSG Systems International Inc.(a)	2,283	61,025

Dendrite International Inc.(a)	3,165	33,897
Digi International Inc.(a)	1,027	14,162
DivX Inc.(a)	265	6,114
eFunds Corp.(a)	2,962	81,455
EPIQ Systems Inc.(a)	1,266	21,484
Fair Isaac Corp.	1,092	44,390
Fidelity National Information Services Inc.	14,577	584,392
Hyperion Solutions Corp.(a)	2,605	93,624
IMS Health Inc.	4,860	133,553
Infocrossing Inc.(a)	294	4,792
Innerworkings Inc.(a)	474	7,565
Inter-Tel Inc.	1,505	33,351
INVESTools Inc.(a)	1,109	15,293
JDA Software Group Inc.(a)	2,036	28,036
Keane Inc.(a)	1,663	19,806
Lawson Software Inc.(a)	10,614	78,437
ManTech International Corp. Class A(a)	368	13,553
MapInfo Corp.(a)	483	6,303
Neoware Inc.(a)	122	1,612
Novell Inc.(a)	28,903	179,199
Omniture Inc.(a)	395	5,562
OPNET Technologies Inc.(a)	111	1,604
Parametric Technology Corp.(a)	4,750	85,595
Pegasystems Inc.	1,231	12,150
Progress Software Corp.(a)	3,502	97,811
QAD Inc.	590	4,950
Quest Software Inc.(a)	1,732	25,374
Schawk Inc.	1,088	21,260
Sybase Inc.(a)	7,247	179,001
Synchronoss Technologies Inc.(a)	236	3,238
SYNNEX Corp.(a)	1,081	23,717
Take-Two Interactive Software Inc.(a)	5,770	102,475
THQ Inc.(a)	1,033	33,593
Ulticom Inc.(a)	1,109	10,635

		3,322,230
STORAGE & WAREHOUSING—0.00%
Mobile Mini Inc.(a)	219	5,900

		5,900
TELECOMMUNICATIONS—6.47%
Acme Packet Inc.(a)	491	10,134
Adaptec Inc.(a)	9,732	45,351
ADC Telecommunications Inc.(a)	1,128	16,390
ADTRAN Inc.	2,212	50,212
Aeroflex Inc.(a)	5,464	64,038
Alaska Communications Systems Group Inc.	3,591	54,547
Alltel Corp.	33,573	2,030,495
Anaren Inc.(a)	1,256	22,307
Andrew Corp.(a)	13,617	139,302
Anixter International Inc.(a)	1,456	79,061
Arris Group Inc.(a)	4,269	53,405
AT&T Inc.	335,241	11,984,866
Atlantic Tele-Network Inc.	25	733
Avaya Inc.(a)	36,913	516,044
BellSouth Corp.	155,979	7,348,171
Black Box Corp.	1,493	62,691
Broadwing Corp.(a)	6,502	101,561
CalAmp Corp.(a)	1,987	16,770
Carrier Access Corp.(a)	1,356	8,895
C-COR Inc.(a)	1,252	13,947
CenturyTel Inc.	10,080	440,093
Ciena Corp.(a)	5,517	152,876

Cincinnati Bell Inc.(a)	21,043	96,167
Citizens Communications Co.	16,718	240,238
Commonwealth Telephone Enterprises Inc.	847	35,455
Comverse Technology Inc.(a)	3,376	71,267
Consolidated Communications Holdings Inc.	1,732	36,199
Crown Castle International Corp.(a)	2,012	64,988
CT Communications Inc.	1,635	37,474
Ditech Networks Inc.(a)	2,756	19,072
Embarq Corp.	12,873	676,605
EMS Technologies Inc.(a)	405	8,112
Eschelon Telecom Inc.(a)	169	3,348
Extreme Networks Inc.(a)	10,154	42,545
FairPoint Communications Inc.	2,354	44,608
Foundry Networks Inc.(a)	5,646	84,577
General Communication Inc. Class A(a)	1,891	29,745
Globalstar Inc.(a)	1,023	14,230
Golden Telecom Inc.	1,865	87,357
Harmonic Inc.(a)	603	4,384
IDT Corp. Class B(a)	3,995	52,255
Iowa Telecommunications Services Inc.	2,664	52,507
Ixia(a)	222	2,131
Juniper Networks Inc.(a)	22,588	427,817
Leap Wireless International Inc.(a)	2,593	154,206
Lightbridge Inc.(a)	706	9,559
Loral Space & Communications Inc.(a)	979	39,865
MasTec Inc.(a)	3,416	39,421
Motorola Inc.	45,693	939,448
MRV Communications Inc.(a)(b)	10,649	37,697
Newport Corp.(a)	3,475	72,801
NTELOS Holdings Corp.(a)	220	3,934
NTL Inc.	25,121	634,054
Oplink Communications Inc.(a)	1,291	26,543
Optical Communication Products Inc.(a)	1,714	2,811
Optium Corp.(a)	220	5,487
ORBCOMM Inc.(a)	497	4,384
Plantronics Inc.	1,794	38,033
Polycom Inc.(a)	3,975	122,867
Powerwave Technologies Inc.(a)	10,912	70,382
Premiere Global Services Inc.(a)	6,153	58,084
Qwest Communications International Inc.(a)	136,298	1,140,814
RCN Corp.(a)	2,489	75,043
RF Micro Devices Inc.(a)	2,720	18,469
SafeNet Inc.(a)	2,356	56,403
SAVVIS Inc.(a)	912	32,568
Shenandoah Telecommunications Co.	585	27,501
Sprint Nextel Corp.	190,504	3,598,621
SureWest Communications	1,248	34,370
Sycamore Networks Inc.(a)	15,727	59,134
Symmetricom Inc.(a)	3,241	28,910
Syniverse Holdings Inc.(a)	269	4,032
Tekelec(a)	742	11,004
TeleCorp PCS Inc. Escrow(c)	380	0
Telephone & Data Systems Inc.	4,391	238,563
Tellabs Inc.(a)	38,846	398,560
3Com Corp.(a)	33,379	137,188
Time Warner Telecom Inc. Class A(a)	2,534	50,503
United States Cellular Corp.(a)	543	37,787
USA Mobility Inc.	2,344	52,435
UTStarcom Inc.(a)(b)	5,494	48,073
Verizon Communications Inc.	251,550	9,367,722
Vonage Holdings Corp.(a)	1,134	7,870
Windstream Corp.	38,345	545,266
Wireless Facilities Inc.(a)	3,087	8,798
Zhone Technologies Inc.(a)	4,893	6,410

		43,588,590

TEXTILES—0.06%
G&K Services Inc. Class A	1,831	71,208
Mohawk Industries Inc.(a)	4,074	304,980
UniFirst Corp.	835	32,072

		408,260
TOYS, GAMES & HOBBIES—0.20%
Hasbro Inc.	13,750	374,688
JAKKS Pacific Inc.(a)	2,356	51,455
LeapFrog Enterprises Inc.(a)	2,488	23,586
Marvel Entertainment Inc.(a)	896	24,111
Mattel Inc.	33,614	761,693
RC2 Corp.(a)	1,659	72,996
Topps Co. Inc. (The)	2,958	26,326

		1,334,855
TRANSPORTATION—0.66%
Alexander & Baldwin Inc.	3,767	167,029
Arkansas Best Corp.	2,147	77,292
Atlas Air Worldwide Holdings Inc.(a)	1,369	60,921
Bristow Group Inc.(a)	1,994	71,963
CSX Corp.	19,509	671,695
Dynamex Inc.(a)	127	2,967
Florida East Coast Industries Inc.	1,099	65,500
Forward Air Corp.	252	7,290
GulfMark Offshore Inc.(a)	1,362	50,952
Heartland Express Inc.	2,458	36,919
Horizon Lines Inc. Class A	774	20,867
Kansas City Southern Industries Inc.(a)	4,104	118,934
Laidlaw International Inc.	7,138	217,209
Marten Transport Ltd.(a)	905	16,589
Norfolk Southern Corp.	15,756	792,369
Overseas Shipholding Group Inc.	2,533	142,608
P.A.M. Transportation Services Inc.(a)	211	4,646
Patriot Transportation Holding Inc.(a)	108	10,083
PHI Inc.(a)	494	16,169
RailAmerica Inc.(a)	3,332	53,579
Ryder System Inc.	5,309	271,078
Saia Inc.(a)	1,250	29,013
SIRVA Inc.(a)	4,234	14,734
Swift Transportation Co. Inc.(a)	2,464	64,729
U.S. Xpress Enterprises Inc. Class A(a)	409	6,736
Union Pacific Corp.	12,605	1,159,912
USA Truck Inc.(a)	332	5,329
Werner Enterprises Inc.	4,381	76,580
YRC Worldwide Inc.(a)	5,018	189,329

		4,423,021
TRUCKING & LEASING—0.02%
AMERCO(a)	97	8,440
GATX Corp.	1,834	79,467
Greenbrier Companies Inc. (The)	730	21,900
Interpool Inc.	1,015	23,710
TAL International Group Inc.	1,276	34,056

		167,573
WATER—0.05%
American States Water Co.	1,419	54,802
Aqua America Inc.	4,398	100,186
California Water Service Group	1,748	70,619

PICO Holdings Inc.(a)	960	33,379
SJW Corp.	1,275	49,419
Southwest Water Co.	1,917	26,378

		334,783

TOTAL COMMON STOCKS
(Cost: $587,009,467)		672,148,329

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.50%

CERTIFICATES OF DEPOSIT (d)—0.01%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$13,714	13,714
Washington Mutual Bank
5.33%, 03/19/07	48,979	48,979

		62,693
COMMERCIAL PAPER (d)—0.08%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(e)	20,593	20,298
Aspen Funding Corp.
5.26%, 02/21/07(e)	12,734	12,641
Beta Finance Inc.
5.27%, 01/25/07(e)	3,918	3,905
BNP Paribas Finance Inc.
5.12%, 06/06/07	6,857	6,706
CAFCO LLC
5.26%, 01/30/07(e)	9,796	9,756
Cantabric Finance LLC
5.25%-5.26%, 01/25/07-03/06/07(e)	23,510	23,339
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(e)	23,118	22,834
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(e)	1,959	1,957
Curzon Funding LLC
5.24%, 02/27/07(e)	10,746	10,658
Edison Asset Securitization LLC
5.21%, 04/11/07(e)	8,119	8,003
Eureka Securitization
5.26%, 02/09/07(e)	24,489	24,353
Five Finance Inc.
5.22%, 04/20/07(e)	9,012	8,871
General Electric Capital Corp.
5.12%, 06/04/07(e)	14,694	14,374
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(e)	32,130	31,819
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(e)	38,203	37,412
KKR Atlantic Funding Trust
5.32%, 01/03/07(e)	14,694	14,691
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(e)	64,475	64,088
Lockhart Funding LLC
5.28%, 02/09/07(e)	19,592	19,482
Nationwide Building Society
5.21%, 04/13/07(e)	18,612	18,340
Nestle Capital Corp.
5.19%, 08/09/07(e)	11,755	11,384

Norddeutsche Landesbank
5.27%, 02/15/07	18,612	18,492
Polonius Inc.
5.26%, 02/20/07(e)	5,540	5,501
Regency Markets No. 1 LLC
5.32%, 01/22/07(e)	6,511	6,492
Sedna Finance Inc.
5.22%, 04/17/07(e)	11,167	10,997
Societe Generale
5.18%, 05/16/07	48,979	48,034
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(e)	49,713	49,235
Thornburg Mortgage Capital Resources
5.28%, 01/17/07-03/12/07(e)	24,137	23,970
Three Pillars Funding Corp.
5.26%, 02/14/07(e)	11,449	11,377

		539,009
MEDIUM-TERM NOTES (d)—0.01%
Bank of America N.A.
5.28%, 04/20/07	4,898	4,898
Cullinan Finance Corp.
5.71%, 06/28/07(e)	14,694	14,694
K2 USA LLC
5.39%, 06/04/07(e)	14,694	14,694
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(e)	22,922	22,922

		57,208
MONEY MARKET FUNDS—0.11%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(f)(g)	727,399	727,399

		727,399
REPURCHASE AGREEMENTS (d)—0.08%
Banc of America Securities LLC, 5.36%, due 1/2/07, maturity value $39,206 (collateralized by non-U.S. Government debt securities, value $40,405, 4.25% to 8.00%, 3/1/08 to 7/15/17).	$39,183	39,183
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $29,405 (collateralized by U.S. Government obligations, value $29,993, 0.00% to 11.00%, 1/1/08 to 1/1/37).	29,387	29,387
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $68,611 (collateralized by non-U.S. Government debt securities, value $75,472, 1.00% to 8.84%, 8/3/14 to 12/25/46).	68,570	68,570
BNP Securities Corp., 5.36%, due 1/2/07, maturity value $1,960 (collateralized by non-U.S. Government debt securities, value $2,059, 5.46%, 3/15/08).	1,959	1,959
Citigroup Global Markets Holdings Inc., 5.36%, due 1/2/07, maturity value $68,611 (collateralized by non-U.S. Government debt securities, value $72,081, 3.78% to 7.41%, 11/25/19 to 10/25/45).	68,570	68,570

Citigroup Global Markets Holdings Inc., 5.42%, due 1/2/07, maturity value $21,564 (collateralized by non-U.S. Government debt securities, value $24,038, 0.00% to 10.00%, 6/1/28 to 11/16/36).	21,551	21,551
Citigroup Global Markets Holdings Inc., 5.46%, due 1/2/07, maturity value $11,762 (collateralized by non-U.S. Government debt securities, value $13,112, 0.00% to 10.00%, 6/1/28 to 11/16/36).	11,755	11,755
Goldman Sachs & Co. Inc., 5.35%, due 1/2/07, maturity value $39,206 (collateralized by non-U.S. Government debt securities, value $40,771, 0.00% to 10.00%, 1/23/07 to 5/15/44).	39,183	39,183
Goldman Sachs Group Inc., 5.36%, due 1/2/07, maturity value $7,274 (collateralized by non-U.S. Government debt securities, value $7,562, 0.00% to 10.00%, 1/23/07 to 5/15/44).	7,270	7,270
Goldman Sachs Group Inc., 5.46%, due 1/2/07, maturity value $11,762 (collateralized by non-U.S. Government debt securities, value $12,231, 0.00% to 10.00%, 1/23/07 to 5/15/44).	11,755	11,755
Greenwich Capital Markets Inc., 5.46%, due 1/2/07, maturity value $9,802 (collateralized by non-U.S. Government debt securities, value $10,840, 5.58%, 1/8/36).	9,796	9,796
HSBC Securities Inc., 5.36%, due 1/2/07, maturity value $9,802 (collateralized by non-U.S. Government debt securities, value $10,298, 3.16% to 5.32%, 5/15/34 to 6/1/46).	9,796	9,796
JP Morgan Securities Inc., 5.41%, due 1/2/07, maturity value $4,901 (collateralized by non-U.S. Government debt securities, value $5,149, 5.75% to 8.75%, 10/1/08 to 9/15/25).	4,898	4,898
Lehman Brothers Holdings Inc., 5.36%, due 1/2/07, maturity value $39,206 (collateralized by non-U.S. Government debt securities, value $40,405, 3.34% to 8.75%, 6/15/07 to 12/1/66).	39,183	39,183
Lehman Brothers Holdings Inc., 5.44%, due 1/2/07, maturity value $14,703 (collateralized by non-U.S. Government debt securities, value $15,144, 5.50% to 8.88%, 4/15/11 to 12/1/66).	14,694	14,694
Merrill Lynch & Co. Inc., 5.36%, due 1/2/07, maturity value $39,206 (collateralized by non-U.S. Government debt securities, value $40,484, 0.00% to 10.13%, 6/15/07 to 9/1/26).	39,183	39,183
Merrill Lynch & Co. Inc., 5.44%, due 1/2/07, maturity value $19,604 (collateralized by non-U.S. Government debt securities, value $20,192, 4.37% to 7.75%, 3/3/08 to 12/1/25).	19,592	19,592
Morgan Stanley, 5.36%, due 1/2/07, maturity value $19,604 (collateralized by non-U.S. Government debt securities, value $20,409, 0.00% to 10.00%, 1/1/07 to 12/31/37).	19,592	19,592
Morgan Stanley, 5.51%, due 6/4/07, maturity value $14,039 (collateralized by non-U.S. Government debt securities, value $14,405, 0.00% to 10.00%, 1/1/07 to 12/31/37).(h)	13,714	13,714
Wachovia Capital, 5.38%, due 1/2/07, maturity value $62,730 (collateralized by non-U.S. Government debt securities, value $65,903, 3.86% to 8.17%, 8/15/13 to 10/17/44).	62,693	62,693

		532,324

TIME DEPOSITS (d)—0.00%
Bank of America N.A.
5.13%, 01/02/07	938	938

		938
VARIABLE & FLOATING RATE NOTES (d)—0.21%
Allstate Life Global Funding II
5.33%-5.43%, 11/02/07-01/25/08(e)	50,150	50,155
American Express Bank
5.32%, 02/28/07	19,592	19,592
American Express Centurion Bank
5.44%, 07/19/07	21,551	21,564
American Express Credit Corp.
5.45%, 07/05/07	5,877	5,879
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	2,451	2,451
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(e)	14,694	14,694
ASIF Global Financing
5.41%, 05/03/07(e)	1,959	1,960
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(e)	12,734	12,734
Bank of Ireland
5.33%-5.35%, 08/14/07-12/20/07(e)	28,408	28,408
Beta Finance Inc.
5.32%-5.41%, 04/25/07-07/25/07(e)	49,958	49,960
BMW US Capital LLC
5.35%, 01/15/08(e)	19,592	19,592
BNP Paribas
5.35%, 11/19/07(e)	36,244	36,244
Carlyle Loan Investment Ltd.
5.40%, 04/13/07-07/15/07(e)	14,302	14,301
CC USA Inc.
5.37%, 07/30/07(e)	9,796	9,797
Commodore CDO Ltd.
5.44%, 12/12/07(e)	4,898	4,898
Credit Agricole SA
5.34%, 11/23/07	19,592	19,592
Credit Suisse First Boston NY
5.38%, 04/24/07	9,796	9,796
Cullinan Finance Corp.
5.36%, 04/25/07(e)	4,898	4,898
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(e)	2,830	2,830
DEPFA Bank PLC
5.40%, 09/14/07	19,592	19,592
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(e)	22,530	22,531
Eli Lilly Services Inc.
5.34%, 12/31/07(e)	13,077	13,077
Fifth Third Bancorp
5.33%, 12/21/07(e)	39,183	39,183
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(e)	12,734	12,734
General Electric Capital Corp.
5.31%-5.48%, 07/09/07-01/24/08(e)	20,571	20,574
Granite Master Issuer PLC
5.32%, 08/20/07(e)	68,570	68,570

Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(e)	45,060	44,630
Hartford Life Global Funding Trust
5.37%-5.41%, 07/13/07-01/15/08	29,387	29,391
HBOS Treasury Services PLC
5.46%, 10/24/07(e)	19,592	19,592
Holmes Financing PLC
5.32%, 07/16/07(e)	34,285	34,285
JPMorgan Chase & Co.
5.32%-5.45%, 07/27/07-08/02/07(h)	53,877	53,877
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(e)	14,694	14,693
Kestrel Funding LLC
5.33%, 07/11/07(e)	7,837	7,836
Kommunalkredit Austria AG
5.35%, 01/09/08(e)	11,755	11,755
Leafs LLC
5.35%, 01/22/07-02/20/07(e)	20,407	20,407
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(e)	21,551	21,550
Lothian Mortgages Master Issuer PLC
5.32%, 04/24/07(e)	7,758	7,758
Marshall & Ilsley Bank
5.35%, 01/15/08	10,775	10,775
Master Funding LLC
5.38%, 04/25/07-05/25/07(e)	35,455	35,455
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(h)	21,551	21,551
Metropolitan Life Global Funding I
5.36%, 02/08/07(e)	29,387	29,387
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(e)(h)	1,959	1,959
Mound Financing PLC
5.32%, 05/08/07(e)	18,416	18,416
Natexis Banques Populaires
5.35%-5.37%, 02/05/07-01/15/08(e)	70,529	70,529
National City Bank of Indiana
5.35%, 05/21/07	9,796	9,796
Nationwide Building Society
5.38%-5.49%, 02/08/07-10/26/07(e)	64,652	64,662
Newcastle Ltd.
5.37%, 04/24/07(e)	6,906	6,905
Northern Rock PLC
5.39%, 08/03/07(e)	23,510	23,510
Northlake CDO I
5.42%, 09/06/07(e)	5,877	5,877
Pricoa Global Funding I
5.34%, 11/27/07	26,449	26,449
Principal Life Global Funding I
5.80%, 02/08/07	8,816	8,820
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(e)	28,408	28,408
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(e)	19,592	19,592
Strips III LLC
5.40%, 07/24/07(e)	4,241	4,241
SunTrust Bank
5.32%, 05/01/07	19,592	19,592
Tango Finance Corp.
5.30%-5.35%, 04/25/07-07/16/07(e)	47,803	47,801
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(e)	32,326	32,327
Wachovia Asset Securitization Inc.
5.34%, 01/25/07(e)	23,938	23,939

Wachovia Bank N.A.
5.36%, 05/22/07	39,183	39,183
Wal-Mart Stores Inc.
5.50%, 07/16/07(e)	14,694	14,699
Wells Fargo & Co.
5.36%, 11/15/07(e)	9,796	9,796
WhistleJacket Capital Ltd.
5.31%-5.35%, 04/18/07-06/13/07(e)	14,694	14,694
White Pine Finance LLC
5.31%-5.32%, 05/22/07-08/20/07(e)	58,775	58,767
Wind Master Trust
5.34%, 07/25/07(e)	7,837	7,837

		1,446,347

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,365,918)		3,365,918

TOTAL INVESTMENTS IN SECURITIES—100.25%
(Cost: $590,375,385)		675,514,247
Other Assets, Less Liabilities—(0.25)%		(1,710,883)

NET ASSETS—100.00%		$673,803,364

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(e)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MICROCAPTM INDEX FUND

December 31, 2006

Security	Shares	Value

COMMON STOCKS—99.94%

ADVERTISING—0.29%
Gaiam Inc.(a)	4,667	$63,845
Greenfield Online Inc.(a)	14,258	203,889
SITEL Corp.(a)	42,477	179,253
Traffix Inc.	6,168	33,801
ValueVision Media Inc. Class A(a)	20,387	267,885

		748,673
AEROSPACE & DEFENSE—0.92%
Allied Defense Group Inc. (The)(a)	8,436	179,265
Ducommun Inc.(a)	9,535	218,161
EDO Corp.	3,499	83,066
Herley Industries Inc.(a)	21,486	347,858
Innovative Solutions & Support Inc.(a)	13,654	232,528
Kaman Corp.	22,387	501,245
MTC Technologies Inc.(a)	7,327	172,551
TVI Corp.(a)	49,398	116,085
United Industrial Corp.	10,446	530,134

		2,380,893
AGRICULTURE—0.20%
Alico Inc.	2,544	128,803
Alliance One International Inc.(a)	38,503	271,831
Cadiz Inc.(a)	2,520	57,834
Hines Horticulture Inc.(a)	30,625	51,756

		510,224
AIRLINES—0.43%
ExpressJet Holdings Inc.(a)	29,516	239,080
Frontier Airlines Holdings Inc.(a)	23,199	171,673
Hawaiian Holdings Inc.(a)	4,572	22,403
MAIR Holdings Inc.(a)	3,105	22,263
Mesa Air Group Inc.(a)	23,397	200,512
Midwest Air Group Inc.(a)(b)	6,764	77,786
Pinnacle Airlines Corp.(a)	21,991	370,548

		1,104,265
APPAREL—1.11%
Ashworth Inc.(a)	14,258	103,513
Bakers Footwear Group Inc.(a)	1,239	11,201
Cherokee Inc.	12,050	517,065
Cutter & Buck Inc.	11,753	126,580
Deckers Outdoor Corp.(a)	5,896	353,465
Hartmarx Corp.(a)	22,189	156,654
Maidenform Brands Inc.(a)	2,955	53,545
Mossimo Inc. Rights(c)	21,276	2
NexCen Brands Inc.(a)	14,692	106,223
Perry Ellis International Inc.(a)	13,961	572,401
Rocky Brands Inc.(a)	6,624	106,779

Stride Rite Corp.	29,417	443,608
Tandy Brands Accessories Inc.	13,961	163,623
True Religion Apparel Inc.(a)(b)	3,764	57,627
Unifi Inc.(a)	36,952	90,532

		2,862,818
AUTO MANUFACTURERS—0.15%
A.S.V. Inc.(a)(b)	12,050	196,053
Wabash National Corp.	12,129	183,148

		379,201
AUTO PARTS & EQUIPMENT—0.74%
Accuride Corp.(a)	7,210	81,185
Aftermarket Technology Corp.(a)	15,060	320,477
Amerigon Inc. Class A(a)	17,971	173,600
Amerityre Corp.(a)	5,185	20,481
Commercial Vehicle Group Inc.(a)	9,393	204,767
Exide Technologies Inc.(a)	22,694	98,719
Fuel Systems Solutions Inc.(a)	3,791	83,705
Hayes Lemmerz International Inc.(a)	12,343	48,261
Miller Industries Inc.(a)	3,017	72,408
Noble International Ltd.	2,921	58,566
Proliance International Inc.(a)	1,087	5,000
Spartan Motors Inc.	15,966	242,364
Standard Motor Products Inc.	4,321	64,729
Strattec Security Corp.(a)	1,058	49,303
Superior Industries International Inc.(b)	7,116	137,125
Supreme Industries Inc.	842	5,372
Titan International Inc.(b)	12,248	246,797

		1,912,859
BANKS—11.82%
AmericanWest Bancorporation	8,398	203,400
Ameris Bancorp	13,357	376,400
AmeriServ Financial Inc.(a)	38,160	188,129
Ames National Corp.(b)	167	3,507
Arrow Financial Corp.	10,942	271,033
Bancorp Inc. (The)(a)	12,050	356,680
Bancshares of Florida Inc.(a)	2,997	61,379
BancTrust Financial Group Inc.	11,644	297,155
Bank of Granite Corp.	16,571	314,352
Bank of the Ozarks Inc.	12,920	427,135
Banner Corp.	9,238	409,613
Bridge Capital Holdings(a)	2,656	54,289
Bryn Mawr Bank Corp.	12,777	302,048
Camden National Corp.	670	30,900
Capital Corp of the West	1,197	38,412
Capital Crossing Bank(a)	9,139	272,159
Cardinal Financial Corp.	32,437	332,479
Cass Information Systems Inc.	252	9,117
Center Bancorp Inc.	2,020	31,956
Center Financial Corp.	12,149	291,212
Citizens & Northern Corp.(b)	2,192	48,217
City Bank	20,172	722,158
Coast Financial Holdings Inc.(a)	707	11,623
Coastal Financial Corp.	40,005	670,084
CoBiz Inc.	9,527	209,975
Columbia Bancorp	1,304	34,491
Columbia Banking System Inc.	17,674	620,711
Community Bancorp(a)	11,665	352,166
Community Bank System Inc.	8,718	200,514
Community Trust Bancorp Inc.	9,909	411,521
Eastern Virginia Bankshares	553	12,476

EuroBancshares Inc.(a)	10,636	94,554
Financial Institutions Inc.	11,050	254,702
First Bancorp (North Carolina)	10,347	225,978
First Busey Corp. Class A	10,925	251,821
First Citizens Banc Corp.	68	1,340
First Community Bancshares Inc.	7,832	309,834
First Financial Corp.	10,738	380,662
First Indiana Corp.	16,447	417,096
First Merchants Corp.	14,183	385,636
First Regional Bancorp(a)	1,388	47,317
First Security Group Inc.	4,170	48,080
1st Source Corp.	5,211	167,429
First South Bancorp Inc.	1,498	47,771
First State Bancorp	10,446	258,538
Firstbank Corp.	641	13,639
FNB United Corp.	673	12,343
Gateway Financial Holdings Inc.	13,221	189,457
GB&T Bancshares Inc.	10,941	242,562
German American Bancorp Inc.	20,446	293,809
Great Southern Bancorp Inc.	5,317	156,905
Greene County Bancshares Inc.	1,332	52,920
Harleysville National Corp.	10,451	201,809
Heartland Financial USA Inc.	10,330	298,020
Heritage Commerce Corp.	9,535	254,012
Horizon Financial Corp.	12,674	304,936
IBERIABANK Corp.	11,950	705,647
Independent Bank Corp. (Massachusetts)	18,674	672,824
Independent Bank Corp. (Michigan)	6,120	154,775
Integra Bank Corp.	25,803	710,099
Interchange Financial Services Corp.	12,951	297,743
Intervest Bancshares Corp.(a)	1,500	51,615
ITLA Capital Corp.	3,903	226,023
Lakeland Bancorp Inc.(b)	16,022	238,728
Lakeland Financial Corp.	16,894	431,304
LNB Bancorp Inc.	18,852	302,575
Macatawa Bank Corp.	12,594	267,748
MainSource Financial Group Inc.	26,355	446,454
MBT Financial Corp.	12,446	190,673
Mercantile Bank Corp.	11,707	441,354
Mid-State Bancshares	6,394	232,678
Midwest Banc Holdings Inc.	19,476	462,555
Millenium Bankshares Corp.	631	5,881
Nara Bancorp Inc.	21,090	441,203
Northern Empire Bancshares(a)	867	25,611
Old Second Bancorp Inc.	17,169	503,052
Omega Financial Corp.	10,767	343,683
Oriental Financial Group Inc.	19,476	252,214
Pacific Mercantile Bancorp(a)	9,743	158,129
Peoples Bancorp Inc.	12,432	369,230
Pinnacle Financial Partners Inc.(a)	9,864	327,288
Placer Sierra Bancshares	1,035	24,602
Preferred Bank	8,734	524,826
PremierWest Bancorp	8,189	130,696
QCR Holdings Inc.	1,330	23,488
R&G Financial Corp. Class B	11,589	88,656
Renasant Corp.	14,573	446,371
Republic First Bancorp Inc.(a)	16,202	209,330
Riverview Bancorp	81	1,231
Sandy Spring Bancorp Inc.	9,870	376,837
SCBT Financial Corp.	9,931	414,421
Seacoast Banking Corp. of Florida	10,406	258,069
Security Bank Corp.	9,582	218,661
Simmons First National Corp. Class A	10,267	323,924

Smithtown Bancorp Inc.	1,586	43,012
Southcoast Financial Corp.(a)	195	4,036
Southern Community Financial Corp.	26,429	266,933
Southside Bancshares Inc.	14,024	360,838
Southwest Bancorp Inc.	17,531	488,414
State National Bancshares Inc.	2,880	110,851
Sterling Bancorp	14,148	278,716
Sterling Financial Corp. (Pennsylvania)	6,724	159,157
Suffolk Bancorp	7,634	291,084
Summit Financial Group Inc.	163	3,138
Sun American Bancorp(a)	7,473	39,009
Sun Bancorp Inc. (New Jersey)(a)	1,937	40,813
Superior Bancorp(a)	23,030	261,160
SY Bancorp Inc.	10,226	286,328
Temecula Valley Bancorp Inc.(a)	633	14,875
Texas Capital Bancshares Inc.(a)	18,981	377,342
Texas United Bancshares Inc.	2,293	78,742
TIB Financial Corp.	1,438	25,151
TriCo Bancshares	9,630	262,032
Union Bankshares Corp.	11,271	344,780
United Security Bancshares Inc.	34	994
United Western Bancorp Inc.(a)	348	6,957
Univest Corp. of Pennsylvania	7,931	241,737
Vineyard National Bancorp	11,545	265,766
Virginia Commerce Bancorp Inc.(a)	13,352	265,438
Virginia Financial Group Inc.	10,842	303,468
Waccamaw Bankshares Inc.(a)	101	1,653
Washington Trust Bancorp Inc.	9,535	265,931
West Bancorporation	18,765	333,642
West Coast Bancorp	11,020	381,733
Wilshire Bancorp Inc.	17,476	331,520
Yardville National Bancorp	14,781	557,539

		30,469,448
BEVERAGES—0.68%
Boston Beer Co. Inc. Class A(a)	11,446	411,827
Coca-Cola Bottling Co. Consolidated	8,718	596,573
Green Mountain Coffee Roasters Inc.(a)	5,921	291,491
Jones Soda Co.(a)	15,125	186,037
Peet’s Coffee & Tea Inc.(a)	10,446	274,103

		1,760,031
BIOTECHNOLOGY—4.11%
Aastrom Biosciences Inc.(a)	113,167	139,195
Advanced Magnetics Inc.(a)	6,228	371,936
ADVENTRX Pharmaceuticals Inc.(a)	34,043	100,427
American Oriental Bioengineering Inc.(a)	22,356	260,895
Anesiva Inc.(a)	1,154	8,078
ARIAD Pharmaceuticals Inc.(a)	40,948	210,473
ArQule Inc.(a)	27,137	160,651
Avant Immunotherapeutics Inc.(a)	61,854	82,884
Avigen Inc.(a)	24,001	126,725
Barrier Therapeutics Inc.(a)	15,345	115,701
Biocryst Pharmaceuticals Inc.(a)	20,405	235,882
Bodisen Biotech Inc.(a)(b)	7,557	38,541
Cambrex Corp.	17,149	389,625
Cell Genesys Inc.(a)	30,625	103,819
Coley Pharmaceutical Group Inc.(a)	5,326	51,609
Cotherix Inc.(a)	11,069	149,321
CryoLife Inc.(a)	7,686	58,798
CuraGen Corp.(a)	35,538	163,475
Curis Inc.(a)	50,007	63,009
Cytogen Corp.(a)	15,159	35,320

Cytokinetics Inc.(a)	22,419	167,694
deCODE genetics Inc.(a)(b)	39,457	178,740
Diversa Corp.(a)	10,771	117,188
Dyadic International Inc.(a)(b)	7,552	46,067
Encysive Pharmaceuticals Inc.(a)	28,757	121,067
EntreMed Inc.(a)	30,526	48,231
Enzo Biochem Inc.(a)	17,367	247,827
Enzon Pharmaceuticals Inc.(a)	29,678	252,560
Gene Logic Inc.(a)	20,882	32,158
Genitope Corp.(a)(b)	25,027	88,095
Genomic Health Inc.(a)	4,978	92,591
GenVec Inc.(a)	20,407	48,773
Geron Corp.(a)	41,072	360,612
GTx Inc.(a)	5,141	91,715
Halozyme Therapeutics Inc.(a)	63,368	510,112
Hana Biosciences Inc.(a)	17,463	111,239
Harvard Bioscience Inc.(a)	31,229	160,205
Immunogen Inc.(a)	35,352	179,235
Immunomedics Inc.(a)(b)	35,348	128,313
Incyte Corp.(a)	36,988	216,010
Inovio Biomedical Corp.(a)	27,308	89,843
InterMune Inc.(a)	17,477	537,418
Kosan Biosciences Inc.(a)	19,465	108,031
Lexicon Genetics Inc.(a)	48,113	173,688
Maxygen Inc.(a)	24,279	261,485
Medivation Inc.(a)	8,727	138,061
Metabasis Therapeutics Inc.(a)	6,803	51,159
Micormet Inc.(a)	8,778	26,334
Momenta Pharmaceuticals Inc.(a)	10,355	162,884
Monogram Biosciences Inc.(a)	106,117	188,888
Nanogen Inc.(a)	69,415	129,112
Neose Technologies Inc.(a)	23,298	51,955
Neurobiological Technologies Inc.(a)	32,154	66,237
Northfield Laboratories Inc.(a)(b)	18,495	75,275
Novavax Inc.(a)	24,258	99,458
Orchid Cellmark Inc.(a)	23,612	73,197
Oscient Pharmaceuticals Corp.(a)	6,462	32,698
Oxigene Inc.(a)	17,268	82,886
Panacos Pharmaceuticals Inc.(a)	24,322	97,531
Peregrine Pharmaceuticals Inc.(a)	143,555	166,524
Regeneration Technologies Inc.(a)	22,090	129,447
RegeneRx Biopharmaceuticals Inc.(a)	19,080	39,114
Repligen Corp.(a)	23,595	66,302
Sangamo BioSciences Inc.(a)	10,345	68,277
Savient Pharmaceuticals Inc.(a)	45,180	506,468
Seattle Genetics Inc.(a)	10,190	54,313
Sirna Therapeutics Inc.(a)	23,695	308,272
Sonus Pharmaceuticals Inc.(a)	20,882	127,589
StemCells Inc.(a)	57,834	153,260
SuperGen Inc.(a)	35,441	180,040
Tercica Inc.(a)(b)	6,284	31,420
Third Wave Technologies Inc.(a)	20,882	100,442
Vical Inc.(a)	22,361	143,781

		10,586,185
BUILDING MATERIALS—0.79%
AAON Inc.	2,560	67,277
Apogee Enterprises Inc.	22,288	430,381
Comfort Systems USA Inc.	24,000	303,360
Craftmade International Inc.	7,535	135,329
ElkCorp	8,179	336,075
Fiberstars Inc.(a)	6,832	44,476
LSI Industries Inc.	21,288	422,567

Trex Co. Inc.(a)(b)	3,294	75,400
U.S. Concrete Inc.(a)	32,536	231,656

		2,046,521
CHEMICALS—0.89%
Aceto Corp.	17,575	151,848
American Vanguard Corp.(b)	4,344	69,070
Balchem Corp.	2,963	76,090
ICO Inc.(a)	51,606	291,058
Innospec Inc.	8,337	388,087
Landec Corp.(a)	20,115	216,437
O2Diesel Corp.(a)	16,536	13,560
OMNOVA Solutions Inc.(a)	26,813	122,804
Penford Corp.	10,446	180,716
Pioneer Companies Inc.(a)	9,139	261,924
Quaker Chemical Corp.	8,436	186,183
Tronox Inc. Class B	15,081	238,129
Wellman Inc.	28,516	90,966

		2,286,872
COAL—0.04%
James River Coal Co.(a)(b)	10,237	94,999

		94,999
COMMERCIAL SERVICES—4.83%
Albany Molecular Research Inc.(a)	16,564	174,916
Arrowhead Research Corp.(a)	14,428	63,195
Barrett Business Services Inc.	1,368	32,039
Bowne & Co. Inc.	23,793	379,260
Cadmus Communications Corp.	7,733	188,840
Carriage Services Inc.(a)	17,575	89,457
Cash Systems Inc.(a)	16,784	119,838
CDI Corp.	12,248	304,975
Clark Inc.	9,534	158,550
Clayton Holdings Inc.(a)	1,206	22,564
Coinmach Service Corp. Class A	9,013	107,255
Collectors Universe	2,538	34,009
Compass Diversified Trust	4,277	73,351
Cornell Companies Inc.(a)	8,535	156,447
CorVel Corp.(a)	3,483	165,686
CPI Corp.	2,021	93,956
CRA International Inc.(a)	5,716	299,518
Cross Country Healthcare Inc.(a)	12,678	276,634
Diamond Management & Technology Consultants Inc.	21,090	262,360
Document Security Systems Inc.(a)(b)	9,139	101,352
Dollar Financial Corp.(a)	8,409	234,275
Edgewater Technology Inc.(a)	3,971	24,263
Educate Inc.(a)	1,423	10,132
Electro Rent Corp.(a)	13,754	229,692
Escala Group Inc.(a)(b)	7,030	54,061
Exponent Inc.(a)	13,429	250,585
First Consulting Group Inc.(a)	22,111	304,247
Forrester Research Inc.(a)	9,238	250,442
Franklin Covey Co.(a)	10,040	70,079
Geo Group Inc. (The)(a)	9,940	372,949
Healthcare Services Group Inc.(b)	20,585	596,142
HMS Holdings Corp.(a)	15,961	241,809
Home Solutions of America Inc.(a)(b)	18,258	106,992
Hooper Holmes Inc.(a)	38,556	127,620
Hudson Highland Group Inc.(a)	16,773	279,774
Huron Consulting Group Inc.(a)	9,444	428,191
ICT Group Inc.(a)	1,771	55,946

Integrated Alarm Services Group Inc.(a)(b)	25,803	83,860
Intersections Inc.(a)	8,941	94,417
Kendle International Inc.(a)	9,535	299,876
Kforce Inc.(a)	29,219	355,595
Landauer Inc.	5,723	300,286
LECG Corp.(a)	12,157	224,661
Mac-Gray Corp.(a)	2,830	33,734
Medifast Inc.(a)	4,533	57,025
Michael Baker Corp.(a)	2,844	64,417
Midas Inc.(a)	12,149	279,427
Monro Muffler Brake Inc.	7,256	254,686
Multi-Color Corp.	908	29,828
Odyssey Marine Exploration Inc.(a)	30,922	90,292
On Assignment Inc.(a)	19,981	234,777
PDI Inc.(a)	7,426	75,374
PeopleSupport Inc.(a)	17,268	363,491
PharmaNet Development Group Inc.(a)	6,999	154,468
PRA International(a)	9,375	236,906
Pre-Paid Legal Services Inc.(a)(b)	3,223	126,116
Princeton Review Inc. (The)(a)	3,505	18,506
Providence Service Corp. (The)(a)	10,842	272,459
ProxyMed Inc.(a)	173	799
Rewards Network Inc.(a)	6,585	45,766
Rural/Metro Corp.(a)	19,783	160,836
Saba Software Inc.(a)	8,016	49,940
Senomyx Inc.(a)	14,284	185,549
SM&A(a)	3,195	18,531
Source Interlink Companies Inc.(a)	24,803	202,392
Spherion Corp.(a)	45,992	341,721
Standard Parking Corp.(a)	6,525	250,625
StarTek Inc.	10,743	145,460
Team Inc.(a)	1,860	64,784
TNS Inc.(a)	10,656	205,128
Traffic.com Inc.(a)	5,538	44,193
Vertrue Inc.(a)	5,723	219,820
Volt Information Sciences Inc.(a)	2,405	120,755

		12,447,901
COMPUTER SYSTEMS—0.01%
Electronic Clearing House Inc.(a)	1,639	30,158

		30,158
COMPUTERS—3.91%
Adept Technology Inc.(a)	1,593	18,654
Agilysys Inc.	20,783	347,907
Ansoft Corp.(a)	11,050	307,190
Applix Inc.(a)	6,600	74,910
Carreker Corp.(a)	13,481	102,995
Catapult Communications Corp.(a)	7,634	68,553
CIBER Inc.(a)	35,041	237,578
Computer Horizons Corp.(a)	27,011	122,090
Computer Task Group Inc.(a)	22,793	108,267
COMSYS IT Partners Inc.(a)	7,251	146,543
Comtech Group Inc.(a)	5,542	100,809
Covansys Corp.(a)	21,486	493,104
Cray Inc.(a)	22,934	272,456
Digimarc Corp.(a)	16,829	148,432
Dot Hill Systems Corp.(a)	37,150	145,999
Echelon Corp.(a)	14,961	119,688
Hutchinson Technology Inc.(a)	8,259	194,665
iGATE Corp.(a)	4,924	33,877
Immersion Corp.(a)	20,387	147,806
InFocus Corp.(a)	38,358	102,416

Integral Systems Inc.	4,173	96,688
Internet Commerce Corp. Class A(a)	2,403	7,618
Intervoice Inc.(a)	28,922	221,543
Iomega Corp.(a)	35,348	124,778
Kanbay International Inc.(a)	16,562	476,489
LivePerson Inc.(a)	26,714	139,714
Magma Design Automation Inc.(a)	23,595	210,703
Manhattan Associates Inc.(a)	12,166	365,953
Maxwell Technologies Inc.(a)(b)	8,030	112,018
McDATA Corp. Class A(a)	81,836	454,190
Mercury Computer Systems Inc.(a)	6,171	82,445
Mobility Electronics Inc.(a)(b)	20,684	69,291
NCI Inc. Class A(a)	2,675	40,901
Ness Technologies Inc.(a)	15,849	226,007
NetScout Systems Inc.(a)	14,174	117,644
Overland Storage Inc.(a)	21,090	94,905
PacificNet Inc.(a)	5,809	35,900
PAR Technology Corp.(a)	4,822	43,494
Pomeroy IT Solutions Inc.(a)	1,788	13,571
Quantum Corp.(a)	123,302	286,061
Radiant Systems Inc.(a)	16,971	177,177
RadiSys Corp.(a)	15,664	261,119
Rainmaker Systems Inc.(a)	8,048	60,119
Rimage Corp.(a)	9,139	237,614
SI International Inc.(a)	7,501	243,182
Sigma Designs Inc.(a)	16,773	426,873
Silicon Storage Technology Inc.(a)	60,744	273,955
Stratasys Inc.(a)(b)	22,316	700,946
Synaptics Inc.(a)	14,174	420,826
TechTeam Global Inc.(a)	2,870	32,287
3D Systems Corp.(a)(b)	10,644	169,878
TransAct Technologies Inc.(a)	9,933	82,146
Tyler Technologies Inc.(a)(b)	20,485	288,019
Xanser Corp.(a)	39,665	192,772

		10,080,765
COSMETICS & PERSONAL CARE—0.09%
Elizabeth Arden Inc.(a)	9,495	180,880
Parlux Fragrances Inc.(a)(b)	8,632	48,080

		228,960
DISTRIBUTION & WHOLESALE—0.45%
Bell Microproducts Inc.(a)	20,179	142,262
Core-Mark Holding Co. Inc.(a)	3,716	124,300
Handleman Co.	18,179	123,072
Industrial Distribution Group Inc.(a)	12,951	128,215
MWI Veterinary Supply Inc.(a)	3,297	106,493
Navarre Corp.(a)(b)	19,080	75,938
NuCO2 Inc.(a)	10,446	256,867
Rentrak Corp.(a)	12,654	196,137

		1,153,284
DIVERSIFIED FINANCIAL SERVICES—1.22%
Asta Funding Inc.	7,426	226,047
Consumer Portfolio Services(a)	18,070	117,636
Delta Financial Corp.	4,687	47,479
Diamond Hill Investment Group(a)	1,952	163,441
Encore Capital Group Inc.(a)	11,644	146,714
eSpeed Inc.(a)	13,852	120,928
Federal Agricultural Mortgage Corp.	2,606	70,701
FirstCity Financial Corp.(a)	12,560	139,165
International Assets Holding Corp.(a)(b)	3,787	108,725
Landenburg Thalmann Financial Services Inc.(a)	22,991	28,049

MarketAxess Holdings Inc.(a)	18,674	253,406
Marlin Business Services Corp.(a)	4,378	105,203
MCF Corp.(a)	11,387	54,088
Penson Worldwide Inc.(a)	1,721	47,173
Sanders Morris Harris Group Inc.	10,616	135,566
Stifel Financial Corp.(a)	4,782	187,598
SWS Group Inc.	5,227	186,604
Thomas Weisel Partners Group Inc.(a)	1,366	28,823
U.S. Global Investors Inc. Class A(a)(b)	3,399	228,583
United PanAm Financial Corp.(a)	1,684	23,172
Westwood Holdings Group Inc.	4,165	95,920
World Acceptance Corp.(a)	13,654	641,055

		3,156,076
ELECTRIC—0.19%
Central Vermont Public Service Corp.	9,941	234,111
Empire District Electric Co. (The)	9,147	225,839
Green Mountain Power Corp.	551	18,673
Unitil Corp.	718	18,201

		496,824
ELECTRICAL COMPONENTS & EQUIPMENT—1.48%
Active Power Inc.(a)	27,011	70,769
American Superconductor Corp.(a)(b)	22,892	224,571
C&D Technologies Inc.(b)	18,179	86,168
Capstone Turbine Corp.(a)(b)	66,973	82,377
Cherokee International Corp.(a)	15,862	63,448
China BAK Battery Inc.(a)	11,549	75,299
Color Kinetics Inc.(a)	9,644	205,899
Distributed Energy Systems Corp.(a)	22,189	79,880
GrafTech International Ltd.(a)	67,269	465,501
Greatbatch Inc.(a)	13,555	364,901
Insteel Industries Inc.	10,644	189,357
Lamson & Sessions Co.(a)	9,337	226,516
Magnetek Inc.(a)	23,199	131,074
Powell Industries Inc.(a)	876	27,655
Power-One Inc.(a)	50,705	369,132
Research Frontiers Inc.(a)(b)	24,892	136,159
Superior Essex Inc.(a)	15,565	517,536
Ultralife Batteries Inc.(a)	14,763	162,541
Universal Display Corp.(a)	19,377	290,849
Valence Technology Inc.(a)(b)	28,813	47,541

		3,817,173
ELECTRONICS—3.27%
American Science & Engineering Inc.(a)(b)	6,525	388,303
Axsys Technologies Inc.(a)	4,921	86,462
Badger Meter Inc.	11,050	306,085
Bel Fuse Inc. Class B	10,644	370,305
BTU International Inc.(a)	1,151	11,280
California Micro Devices Corp.(a)	21,892	95,887
CTS Corp.	27,011	424,073
Cubic Corp.	22,793	494,608
Cyberoptics Corp.(a)	7,931	100,486
DDI Corp.(a)	3,062	22,046
Electro Scientific Industries Inc.(a)	19,476	392,247
Excel Technology Inc.(a)	7,832	200,421
FARO Technologies Inc.(a)	8,030	193,041
Frequency Electronics Inc.	8,832	105,542
GameTech International Inc.(a)	1,982	23,744
hi/fn inc.(a)	1,204	6,429
II-VI Inc.(a)	15,258	426,309
Innovex Inc.(a)	19,981	34,767

Iteris Inc.(a)	25,902	62,165
L-1 Identity Solutions Inc.(a)	38,712	585,713
LaBarge Inc.(a)	7,426	99,731
LeCroy Corp.(a)	12,446	143,253
Lo-Jack Corp.(a)	13,753	234,901
LOUD Technologies Inc.(a)	3,041	45,767
Measurement Specialties Inc.(a)	9,535	206,337
Mechanical Technology Inc.(a)	27,110	51,238
Merix Corp.(a)	21,288	197,766
Methode Electronics Inc.	29,417	318,586
Molecular Devices Corp.(a)	12,753	268,706
Nu Horizons Electronics Corp.(a)	4,038	41,551
OSI Systems Inc.(a)	10,941	228,995
OYO Geospace Corp.(a)	691	40,140
Photon Dynamics Inc.(a)	11,545	134,961
Planar Systems Inc.(a)	11,545	111,640
RAE Systems Inc.(a)	30,526	97,683
Sonic Solutions Inc.(a)	15,763	256,937
Spatialight Inc.(a)(b)	23,966	32,354
Spectrum Control Inc.(a)	16,664	161,974
SRS Labs Inc.(a)	15,763	170,556
Stoneridge Inc.(a)	9,436	77,281
Taser International Inc.(a)(b)	24,755	188,386
TTM Technologies Inc.(a)	29,417	333,295
UQM Technologies Inc.(a)	29,823	81,715
X-Rite Inc.	22,259	273,786
Zygo Corp.(a)	18,179	299,045

		8,426,497
ENERGY – ALTERNATE SOURCES—0.26%
DayStar Technologies Inc.(a)(b)	10,572	39,539
FuelCell Energy Inc.(a)	33,634	217,276
Green Plains Renewable Energy Inc.(a)	968	23,958
MGP Ingredients Inc.	3,897	88,111
Millennium Cell Inc.(a)(b)	51,309	48,230
Plug Power Inc.(a)(b)	28,922	112,507
Quantum Fuel Systems Technologies Worldwide Inc.(a)(b)	32,932	52,691
Syntroleum Corp.(a)	28,417	98,323

		680,635
ENGINEERING & CONSTRUCTION—0.19%
ENGlobal Corp.(a)	9,535	61,310
Layne Christensen Co.(a)	9,040	296,783
Sterling Construction Co. Inc.(a)	5,723	124,532

		482,625
ENTERTAINMENT—0.68%
Bluegreen Corp.(a)	12,555	161,081
Carmike Cinemas Inc.(b)	12,347	251,755
Century Casinos Inc.(a)	7,763	86,635
Churchill Downs Inc.	2,483	106,123
Dover Downs Gaming & Entertainment Inc.	14,436	193,009
Dover Motorsports Inc.	22,892	121,557
Empire Resorts Inc.(a)	13,409	116,256
Great Wolf Resorts Inc.(a)	9,775	136,459
Image Entertainment Inc.(a)	26,506	92,506
Lakes Gaming Inc.(a)	9,845	106,228
Nevada Gold & Casinos Inc.(a)	2,108	7,989
Progressive Gaming International Corp.(a)	18,542	168,176
Silverleaf Resorts Inc.(a)	297	1,331
Steinway Musical Instruments Inc.(a)	3,053	94,796
Youbet.com Inc.(a)	27,841	102,733

		1,746,634

ENVIRONMENTAL CONTROL—0.61%
ADE-ES Inc.(a)	601	9,778
American Ecology Corp.	12,248	226,710
Calgon Carbon Corp.(a)(b)	29,625	183,675
Casella Waste Systems Inc. Class A(a)	18,278	223,540
Darling International Inc.(a)	41,125	226,599
Perma-Fix Environmental Services Inc.(a)	63,359	146,993
Synagro Technologies Inc.	46,794	206,829
Waste Services Inc.(a)	18,713	184,323
WCA Waste Corp.(a)	18,882	151,622

		1,560,069
FOOD—1.43%
Ark Restaurants Corp.	915	30,021
Benihana Inc.(a)	2,142	65,759
Calavo Growers Inc.	1,401	14,318
Cal-Maine Foods Inc.	23,199	199,047
Chiquita Brands International Inc.	17,321	276,616
Diamond Foods Inc.	5,084	96,647
Frisch’s Restaurants Inc.	386	11,348
Imperial Sugar Co.	10,347	250,501
Ingles Markets Inc. Class A	12,849	382,772
J&J Snack Foods Corp.	11,935	494,109
Lifeway Foods Inc.(a)(b)	9,230	86,300
M&F Worldwide Corp.(a)	3,252	82,146
Monterey Gourmet Foods Inc.(a)	3,262	14,255
Nash Finch Co.	10,040	274,092
Pathmark Stores Inc.(a)	26,436	294,761
Premium Standard Farms Inc.	3,766	69,935
Rocky Mountain Chocolate Factory Inc.	5,525	81,217
Sanfilippo (John B.) & Son Inc.(a)	6,327	77,569
Spartan Stores Inc.	17,575	367,845
Tasty Baking Co.	25,199	226,539
Village Super Market Inc. Class A	164	14,020
Wild Oats Markets Inc.(a)(b)	18,476	265,685

		3,675,502
FOREST PRODUCTS & PAPER—0.78%
Buckeye Technologies Inc.(a)	17,972	215,305
Caraustar Industries Inc.(a)	20,684	167,334
Mercer International Inc.(a)(b)	24,803	294,412
Neenah Paper Inc.	10,644	375,946
Pope & Talbot Inc.(a)	15,763	86,224
Rock-Tenn Co. Class A	21,089	571,723
Schweitzer-Mauduit International Inc.	10,940	284,987
Xerium Technologies Inc.	463	4,533

		2,000,464
GAS—0.49%
Cascade Natural Gas Corp.	12,149	314,902
EnergySouth Inc.	18,496	741,690
SEMCO Energy Inc.(a)	32,635	199,073

		1,255,665
HEALTH CARE – PRODUCTS—4.90%
Abaxis Inc.(a)	17,268	332,409
ABIOMED Inc.(a)	19,278	271,820
Adeza Biomedical Corp.(a)	7,211	107,516
Align Technology Inc.(a)	42,378	592,021
AngioDynamics Inc.(a)	5,056	108,653
Aspect Medical Systems Inc.(a)	5,556	104,508

ATS Medical Inc.(a)	31,031	64,234
BioLase Technology Inc.(a)(b)	15,961	139,659
Bioveris Corp.(a)	8,934	122,574
Bruker BioSciences Corp.(a)	9,148	68,701
Caliper Life Sciences Inc.(a)	7,713	44,118
Candela Corp.(a)	20,387	252,187
Cantel Medical Corp.(a)	7,535	121,992
Cardiac Science Corp.(a)	5,618	45,337
Cepheid Inc.(a)	32,229	273,946
Cerus Corp.(a)	15,367	90,051
Cholestech Corp.(a)	10,347	190,592
Columbia Laboratories Inc.(a)	32,833	167,448
Conceptus Inc.(a)	21,793	463,973
CONMED Corp.(a)	10,913	252,309
Cutera Inc.(a)	7,647	206,469
Cynosure Inc. Class A(a)	139	2,200
Datascope Corp.	11,545	420,700
Delcath Systems Inc.(a)(b)	9,532	35,554
DexCom Inc.(a)	5,188	51,154
Digirad Corp.(a)	18,575	76,529
Electro-Optical Sciences Inc.(a)	1,993	14,449
Endologix Inc.(a)	24,001	84,003
EPIX Pharmaceuticals Inc.(a)	20,028	138,193
Hanger Orthopedic Group Inc.(a)	19,179	144,418
HealthTronics Inc.(a)	24,199	161,165
HemoSense Inc.(a)	1,724	7,258
ICU Medical Inc.(a)	9,842	400,373
Immunicon Corp.(a)(b)	15,862	52,662
Interleukin Genetics Inc.(a)	11,676	68,305
IntraLase Corp.(a)	13,777	308,329
IRIS International Inc.(a)	13,149	166,335
Kensey Nash Corp.(a)	7,327	232,999
Lifecore Biomedical Inc.(a)	9,378	167,210
Luminex Corp.(a)	17,192	218,338
Medical Action Industries Inc.(a)	2,220	71,573
Merge Technologies Inc.(a)	12,446	81,646
Merit Medical Systems Inc.(a)	19,179	303,795
Microtek Medical Holdings Inc.(a)	35,140	161,644
Micrus Endovascular Corp.(a)	5,782	110,321
Minrad International Inc.(a)	15,379	83,969
Natus Medical Inc.(a)	18,179	301,953
Neurometrix Inc.(a)(b)	5,822	86,806
NMT Medical Inc.(a)	11,347	153,525
NuVasive Inc.(a)	16,199	374,197
NxStage Medical Inc.(a)	1,337	11,204
OraSure Technologies Inc.(a)	30,021	247,973
Orthovita Inc.(a)	35,140	127,558
Palatin Technologies Inc.(a)	43,279	88,289
PhotoMedex Inc.(a)	43,576	48,369
Possis Medical Inc.(a)	15,466	208,482
Quidel Corp.(a)	26,912	366,541
Retractable Technologies Inc.(a)	34,744	97,978
RITA Medical Systems Inc.(a)	41,071	188,927
Rockwell Medical Technologies Inc.(a)	8,760	62,108
Solexa Inc.(a)	9,660	127,029
Somanetics Corp.(a)	10,743	245,263
Sonic Innovations Inc.(a)	19,684	102,554
SonoSite Inc.(a)	11,852	366,582
Spectranetics Corp.(a)	19,783	223,350
Staar Surgical Co.(a)	26,912	188,653
Stereotaxis Inc.(a)	9,799	101,126
Synergetics USA Inc.(a)	5,995	26,198
Synovis Life Technologies Inc.(a)	730	7,263

ThermoGenesis Corp.(a)	41,675	179,619
Vascular Solutions Inc.(a)(b)	13,456	117,471
Visicu Inc.(a)	619	6,933
Vital Images Inc.(a)	10,743	373,856
VNUS Medical Technologies Inc.(a)	1,258	11,171
Zila Inc.(a)	36,051	91,570
Zoll Medical Corp.(a)	8,535	497,078

		12,613,265
HEALTH CARE - SERVICES—2.22%
Air Methods Corp.(a)	13,149	367,120
Alliance Imaging Inc.(a)	11,951	79,474
Allied Healthcare International Inc.(a)	32,031	93,851
Amedisys Inc.(a)	13,926	457,748
America Service Group Inc.(a)	9,535	152,274
American Dental Partners Inc.(a)	12,347	233,235
Bio-Reference Laboratories Inc.(a)	3,367	75,724
Capital Senior Living Corp.(a)	12,473	132,713
Continucare Corp.(a)	29,120	81,245
Five Star Quality Care Inc.(a)	11,292	125,906
Gentiva Health Services Inc.(a)	18,674	355,926
Horizon Health Corp.(a)	8,238	161,218
Hythiam Inc.(a)	15,135	139,847
I-trax Inc.(a)	6,225	19,297
LHC Group Inc.(a)	3,054	87,070
Matria Healthcare Inc.(a)	10,446	300,114
MedCath Corp.(a)	6,624	181,233
Metropolitan Health Networks Inc.(a)	34,239	107,853
National Dentex Corp.(a)	537	9,397
NovaMed Inc.(a)	12,524	94,807
Odyssey Healthcare Inc.(a)	23,397	310,244
Option Care Inc.	16,070	228,997
PainCare Holdings Inc.(a)	14,163	15,579
Pediatric Services of America Inc.(a)	9,436	122,479
Psychemedics Corp.	13,149	253,118
Q-Med Inc.(a)	10,743	49,418
Radiation Therapy Services Inc.(a)	8,436	265,903
RehabCare Group Inc.(a)	11,644	172,913
Res-Care Inc.(a)	16,565	300,655
Sun Healthcare Group Inc.(a)	13,249	167,335
SunLink Health Systems Inc.(a)	10,644	74,508
Symbion Inc.(a)	13,258	245,406
U.S. Physical Therapy Inc.(a)	12,248	150,038
VistaCare Inc. Class A(a)	9,436	95,775

		5,708,420
HOLDING COMPANIES - DIVERSIFIED—0.08%
Resource America Inc. Class A	4,864	128,410
Star Maritime Acquisition Corp.(a)	6,577	64,520

		192,930
HOME BUILDERS—0.45%
Cavalier Homes Inc.(a)	17,872	75,062
Cavco Industries Inc.(a)	4,723	165,494
Coachmen Industries Inc.	10,139	111,529
Fleetwood Enterprises Inc.(a)	38,359	303,420
Levitt Corp. Class A	4,693	57,442
M/I Homes Inc.	3,542	135,269
Modtech Holdings Inc.(a)	15,258	75,527
Monaco Coach Corp.	16,972	240,324

		1,164,067

HOME FURNISHINGS—0.77%
American Technology Corp.(a)	18,476	72,426
American Woodmark Corp.	4,429	185,354
Applica Inc.(a)	5,432	43,402
Audiovox Corp. Class A(a)	13,654	192,385
Bassett Furniture Industries Inc.	9,337	152,567
DTS Inc.(a)	13,654	330,290
Hooker Furniture Corp.	6,832	107,126
Kimball International Inc. Class B	16,367	397,718
Stanley Furniture Co. Inc.	11,446	245,517
TiVo Inc.(a)	43,797	224,241
Universal Electronics Inc.(a)	1,996	41,956

		1,992,982
HOUSEHOLD PRODUCTS & WARES—0.52%
Ennis Inc.	22,991	562,360
Prestige Brands Holdings Inc.(a)	12,579	163,779
Standard Register Co. (The)	10,262	123,144
WD-40 Co.	14,258	497,176

		1,346,459
HOUSEWARES—0.18%
Libbey Inc.	12,852	158,594
Lifetime Brands Inc.	1,868	30,691
National Presto Industries Inc.	4,782	286,298

		475,583
INSURANCE—1.34%
Affirmative Insurance Holdings Inc.	10,842	176,399
AmCOMP Inc.(a)	1,777	19,529
American Independence Corp.(a)	996	10,757
American Physicians Capital Inc.(a)	7,829	313,473
Amerisafe Inc.(a)	1,044	16,140
Baldwin & Lyons Inc. Class B	11,347	289,802
Bristol West Holdings Inc.	1,066	16,875
Brooke Corp.	811	9,326
Citizens Inc.(a)	19,362	127,789
Crawford & Co. Class B	20,179	147,307
Darwin Professional Underwriters Inc.(a)	1,214	28,468
Direct General Corp.	12,347	254,842
Donegal Group Inc. Class A	3,006	58,888
eHealth Inc.(a)	2,481	49,893
EMC Insurance Group Inc.	1,529	52,169
Enstar Group Inc.(a)	677	64,924
First Acceptance Corp.(a)	2,093	22,437
First Mercury Financial Corp.(a)	2,500	58,800
FPIC Insurance Group Inc.(a)	6,426	250,421
Investors Title Co.	436	23,544
James River Group Inc.(a)	4,172	134,839
KMG America Corp.(a)	17,268	165,600
Meadowbrook Insurance Group(a)	9,126	90,256
National Atlantic Holdings Corp. Class A(a)	2,193	25,570
National Interstate Corp.	6,680	162,324
North Pointe Holdings Corp.(a)	151	1,601
NYMAGIC Inc.	4,145	151,707
Penn Treaty American Corp.(a)	11,779	90,581
PMA Capital Corp. Class A(a)	26,011	239,821
ProCentury Corp.	5,692	105,302
SCPIE Holdings Inc.(a)	2,731	71,388
SeaBright Insurance Holdings Inc.(a)	6,294	113,355
Specialty Underwriters’ Alliance Inc.(a)	4,935	41,454
21st Century Holding Co.	2,692	63,935

		3,449,516

INTERNET—4.97%
Access Integrated Technologies Inc. Class A(a)	5,158	44,978
ActivIdentity Corp.(a)	37,952	192,417
Agile Software Corp.(a)	38,962	239,616
Alloy Inc.(a)	4,584	52,762
Answers Corp.(a)	9,201	123,201
Answerthink Inc.(a)	29,625	91,245
Applied Digital Solutions Inc.(a)	54,587	98,802
Arbinet-thexchange Inc.(a)	7,213	39,599
Art Technology Group Inc.(a)	69,587	162,138
AsiaInfo Holdings Inc.(a)	31,328	240,599
@Road Inc.(a)	38,962	284,423
Audible Inc.(a)(b)	22,300	176,839
Autobytel Inc.(a)	37,323	130,630
Blue Coat Systems Inc.(a)	6,513	155,986
Blue Nile Inc.(a)(b)	10,446	385,353
Centillium Communications Inc.(a)	29,318	62,741
Chordiant Software Inc.(a)	62,052	205,392
Cogent Communications Group Inc.(a)	10,617	172,208
Corillian Corp.(a)	30,427	114,710
Covad Communications Group Inc.(a)	164,299	226,733
CyberSource Corp.(a)	23,090	254,452
Drugstore.com Inc.(a)	51,210	187,429
eCollege.com Inc.(a)	14,060	220,039
EDGAR Online Inc.(a)	4,699	16,446
eDiets.com Inc.(a)	8,248	32,002
Entrust Inc.(a)	42,170	180,066
ePlus Inc.(a)	8,535	89,191
eResearch Technology Inc.(a)	23,471	157,960
FTD Group Inc.(a)	3,046	54,493
Globix Corp.(a)	11,204	48,737
Harris Interactive Inc.(a)	44,982	226,709
Health Grades Inc.(a)	8,839	39,687
HealthStream Inc.(a)	20,882	82,484
Hollywood Media Corp.(a)	24,902	104,837
i2 Technologies Inc.(a)	5,666	129,298
I-many Inc.(a)	4,492	7,412
iMergent Inc.(a)(b)	5,651	161,845
Internap Network Services Corp.(a)	15,891	315,754
Internet Capital Group Inc.(a)	24,902	255,495
Interwoven Inc.(a)	27,209	399,156
iPass Inc.(a)	43,477	255,645
Jupitermedia Corp.(a)	8,810	69,775
Keynote Systems Inc.(a)	18,377	194,796
Knot Inc. (The)(a)	10,139	266,047
Lionbridge Technologies Inc.(a)	33,350	214,774
MIVA Inc.(a)	17,674	59,915
Napster Inc.(a)	23,902	86,764
NetBank Inc.	43,477	201,733
NetRatings Inc.(a)	11,674	204,412
Network Engines Inc.(a)	45,388	118,009
NIC Inc.(a)	12,289	61,076
1-800 CONTACTS INC.(a)	3,620	59,042
1-800-FLOWERS.COM Inc.(a)	19,476	119,972
Online Resources Corp.(a)	19,861	202,781
Overstock.com Inc.(a)(b)	4,312	68,130
PC-Tel Inc.(a)	15,402	144,009
Perficient Inc.(a)	9,786	160,588
PlanetOut Inc.(a)	15,340	70,717
ProQuest Co.(a)	9,389	98,115
Quovadx Inc.(a)	33,843	95,437
RightNow Technologies Inc.(a)	10,040	172,889
S1 Corp.(a)	49,705	273,875

Safeguard Scientifics Inc.(a)	43,027	104,125
Secure Computing Corp.(a)	33,239	218,048
Selectica Inc.(a)	28,110	49,755
SonicWALL Inc.(a)	36,249	305,217
SumTotal Systems Inc.(a)	19,476	117,830
SupportSoft Inc.(a)	32,833	179,925
TeleCommunication Systems Inc.(a)(b)	24,397	75,631
Terremark Worldwide Inc.(a)	26,407	177,455
TheStreet.com Inc.	7,710	68,619
Travelzoo Inc.(a)(b)	7,605	227,770
TriZetto Group Inc. (The)(a)	23,068	423,759
TRX Inc.(a)	1,058	7,057
Tumbleweed Communications Corp.(a)	39,259	103,251
24/7 Real Media Inc.(a)	27,615	249,916
Varsity Group Inc.(a)	15,466	27,375
Vasco Data Security International Inc.(a)	19,062	225,885
Vignette Corp.(a)	20,881	356,439
Web.com Inc.(a)	790	3,310
webMethods Inc.(a)	35,843	263,804
WebSideStory Inc.(a)	14,225	180,088
Website Pros Inc.(a)	2,000	18,100
WorldGate Communications Inc.(a)(b)	37,061	49,662

		12,795,386
INVESTMENT COMPANIES—0.72%
Capital Southwest Corp.	534	67,412
Gladstone Capital Corp.(b)	13,941	332,632
Gladstone Investment Corp.	12,233	187,287
Harris & Harris Group Inc.(a)(b)	13,555	163,880
Hercules Technology Growth Capital Inc.	12,749	181,673
Medallion Financial Corp.	13,654	168,900
MVC Capital Inc.	7,277	97,221
NGP Capital Resources Co.	8,207	137,467
Patriots Capital Funding Inc.	12,611	182,733
Prospect Energy Corp.	8,326	142,624
Technology Investment Capital Corp.	9,085	146,632
UTEK Corp.(b)	3,029	34,409

		1,842,870
IRON & STEEL—0.25%
Material Sciences Corp.(a)	7,426	96,092
Olympic Steel Inc.	7,535	167,503
Steel Technologies Inc.	9,337	163,864
Universal Stainless & Alloy Products Inc.(a)	1,708	57,184
Wheeling-Pittsburgh Corp.(a)	8,030	150,402

		635,045
LEISURE TIME—0.75%
Aldila Inc.	5,318	79,291
Ambassadors Group Inc.	16,268	493,734
Ambassadors International Inc.	2,783	126,960
Arctic Cat Inc.	29,191	513,470
Bally Total Fitness Holding Corp.(a)(b)	11,187	27,408
Escalade Inc.	8,129	86,980
K2 Inc.(a)	18,840	248,500
Multimedia Games Inc.(a)	17,674	169,670
Nautilus Inc.(b)	12,923	180,922

		1,926,935
LODGING—0.63%
Interstate Hotels & Resorts Inc.(a)	26,506	197,735
Lodgian Inc.(a)	13,753	187,041
Marcus Corp.	6,289	160,873

Monarch Casino & Resort Inc.(a)	6,745	161,071
Morgans Hotel Group Co.(a)	8,507	144,024
MTR Gaming Group Inc.(a)	19,783	241,748
Red Lion Hotels Corp.(a)	4,469	56,935
Riviera Holdings Corp.(a)	6,931	167,453
Sands Regent (The)(a)	3,751	56,115
Trump Entertainment Resorts Inc.(a)	14,011	255,561

		1,628,556
MACHINERY—1.51%
Cascade Corp.	8,941	472,979
Columbus McKinnon Corp.(a)	13,357	280,764
Gehl Corp.(a)	8,436	232,243
Gerber Scientific Inc.(a)	19,476	244,619
Gorman-Rupp Co. (The)	2,727	100,817
Hurco Companies Inc.(a)	5,613	178,381
Intevac Inc.(a)	18,179	471,745
iRobot Corp.(a)	2,710	48,943
Kadant Inc.(a)	3,132	76,358
Lindsay Corp.	10,842	353,991
Park-Ohio Holdings Corp.(a)	7,129	114,634
Presstek Inc.(a)	23,199	147,546
Robbins & Myers Inc.	4,695	215,594
Tecumseh Products Co. Class A(a)	14,357	242,633
Tennant Co.	19,074	553,146
TurboChef Technologies Inc.(a)	8,634	146,951

		3,881,344
MANUFACTURING—1.22%
Ameron International Corp.	5,426	414,384
Blount International Inc.(a)	11,052	148,760
Flanders Corp.(a)	13,961	138,214
GenTek Inc.(a)	10,842	375,025
GP Strategies Corp.(a)	13,456	111,685
Myers Industries Inc.	22,595	353,838
Nanophase Technologies Corp.(a)(b)	12,951	77,317
Portec Rail Products Inc.	13,149	132,805
PW Eagle Inc.(b)	3,396	117,162
Quixote Corp.	6,327	124,452
Raven Industries Inc.	13,149	352,393
Reddy Ice Holdings Inc.	4,962	128,119
Smith & Wesson Holding Corp.(a)	19,080	197,287
Standex International Corp.	2,090	62,972
Sturm, Ruger & Co. Inc.(a)	19,981	191,818
Tredegar Corp.	9,269	209,572

		3,135,803
MEDIA—1.57%
Acacia Research Corp. – Acacia Technologies Group(a)	32,229	431,224
Acme Communications Inc.(a)	20,278	101,796
Beasley Broadcast Group Inc. Class A	18,794	179,859
Charter Communications Inc. Class A(a)	218,368	668,206
Courier Corp.	5,781	225,286
Crown Media Holdings Inc.(a)	3,138	11,391
Emmis Communications Corp.	16,280	134,147
Fisher Communications Inc.(a)	7,230	319,638
4Kids Entertainment Inc.(a)	9,040	164,709
Global Traffic Network Inc.(a)	5,035	25,880
Gray Television Inc.	19,038	139,549
Journal Register Co.	11,942	87,177
Lin TV Corp. Class A(a)	11,972	119,121
LodgeNet Entertainment Corp.(a)	15,367	384,636

Moscow CableCom Corp.(a)	4,923	52,085
New Frontier Media Inc.(a)	15,519	149,138
Nexstar Broadcasting Group Inc. Class A(a)	6,255	28,773
NTN Communications Inc.(a)	49,101	67,268
Outdoor Channel Holdings Inc.(a)	6,794	87,167
Playboy Enterprises Inc. Class B(a)	18,476	211,735
PRIMEDIA Inc.(a)	83,702	141,456
Private Media Group Inc.(a)(b)	816	3,288
Regent Communications Inc.(a)	30,795	87,150
Saga Communications Inc.(a)	8,513	81,810
Salem Communications Corp. Class A	3,816	45,601
Spanish Broadcasting System Inc. Class A(a)	20,604	84,682
Young Broadcasting Inc. Class A(a)	7,144	20,146

		4,052,918
METAL FABRICATE & HARDWARE—0.79%
Castle (A.M.) & Co.	6,832	173,874
CIRCOR International Inc.	11,051	406,566
Dynamic Materials Corp.	6,296	176,918
Foster (L.B.) Co. Class A(a)	2,180	56,484
Ladish Co. Inc.(a)	15,258	565,767
NN Inc.	12,446	154,704
Northwest Pipe Co.(a)	4,416	148,466
RBC Bearings Inc.(a)	8,566	245,502
Sun Hydraulics Corp.	5,119	104,991

		2,033,272
MINING—0.31%
Brush Engineered Materials Inc.(a)	15,159	511,919
Charles & Colvard Ltd.(b)	12,780	102,240
Mines Management Inc.(a)(b)	13,654	67,997
U.S. Energy Corp.(a)	24,803	125,255

		807,411
OFFICE & BUSINESS EQUIPMENT—0.00%
TRM Corp.(a)	2,675	5,724

		5,724
OIL & GAS—2.26%
Abraxas Petroleum Corp.(a)	18,278	56,479
Adams Resources & Energy Inc.	6,525	196,402
American Oil & Gas Inc.(a)	36,645	240,025
Arena Resources Inc.(a)	4,675	199,669
Aurora Oil & Gas Corp.(a)	25,412	81,573
Brigham Exploration Co.(a)	23,397	171,032
Bronco Drilling Co. Inc.(a)	4,523	77,750
Callon Petroleum Co.(a)	8,733	131,257
Cano Petroleum Inc.(a)	12,444	68,193
Clayton Williams Energy Inc.(a)	4,822	175,087
Contango Oil & Gas Co.(a)	13,149	313,472
CREDO Petroleum Corp.(a)	349	4,185
Double Eagle Petroleum Co.(a)	11,469	281,793
Edge Petroleum Corp.(a)	13,149	239,838
Endeavour International Corp.(a)	42,785	97,978
Exploration Co. of Delaware (The)(a)	20,866	278,352
FX Energy Inc.(a)	10,521	64,915
Gasco Energy Inc.(a)(b)	49,705	121,777
GeoGlobal Resources Inc.(a)(b)	16,367	128,481
GMX Resources Inc.(a)(b)	6,327	224,608
Goodrich Petroleum Corp.(a)(b)	5,525	199,894
Harvest Natural Resources Inc.(a)	23,595	250,815
McMoRan Exploration Co.(a)	14,259	202,763
Meridian Resource Corp. (The)(a)	52,210	161,329

Panhandle Royalty Co. Class A	491	9,231
Petroleum Development Corp.(a)	11,446	492,750
PetroQuest Energy Inc.(a)	28,922	368,466
Quest Resource Corp.(a)	6,890	69,589
Toreador Resources Corp.(a)	9,337	240,614
Transmeridian Exploration Inc.(a)(b)	43,785	151,058
Tri-Valley Corp.(a)(b)	18,674	177,216
VAALCO Energy Inc.(a)	44,784	302,292
Whittier Energy Corp.(a)	4,591	42,559

		5,821,442
OIL & GAS SERVICES—1.12%
Allis-Chalmers Energy Inc.(a)	9,440	217,498
Dawson Geophysical Co.(a)	7,129	259,709
Flotek Industries Inc.(a)	2,637	73,968
Gulf Island Fabrication Inc.	8,514	314,167
Infinity Energy Resources Inc.(a)	15,858	53,917
MarkWest Hydrocarbon Inc.	9,871	479,237
Matrix Service Co.(a)	21,892	352,461
Metretek Technologies Inc.(a)	6,647	81,891
Mitcham Industries Inc.(a)	10,446	124,830
NATCO Group Inc. Class A(a)	5,507	175,563
Natural Gas Services Group Inc.(a)	3,402	47,288
Newpark Resources Inc.(a)	61,755	445,254
Omni Energy Services Corp.(a)	6,382	62,480
Particle Drilling Technologies Inc.(a)	338	1,447
TGC Industries Inc.(a)	3,645	30,618
Trico Marine Services Inc.(a)	3,203	122,707
Union Drilling Inc.(a)	2,762	38,889

		2,881,924
PACKAGING & CONTAINERS—0.25%
AEP Industries Inc.(a)	7,634	406,969
Chesapeake Corp.	14,357	244,356

		651,325
PHARMACEUTICALS—4.95%
ACADIA Pharmaceuticals Inc.(a)	10,672	93,807
Accelrys Inc.(a)	5,403	32,472
Acusphere Inc.(a)	8,646	21,096
Advancis Pharmaceutical Corp.(a)	6,501	25,224
Akorn Inc.(a)	21,624	135,150
Alfacell Corp.(a)(b)	36,348	62,155
Allos Therapeutics Inc.(a)	40,764	238,062
Alnylam Pharmaceuticals Inc.(a)(b)	19,041	407,477
Altus Pharmaceuticals Inc.(a)	1,936	36,494
Anadys Pharmaceuticals Inc.(a)	13,985	68,806
Anika Therapeutics Inc.(a)	9,881	131,121
Antigenics Inc.(a)	34,510	63,153
Array BioPharma Inc.(a)	23,005	297,225
AtheroGenics Inc.(a)(b)	25,902	256,689
Auxilium Pharmaceuticals Inc.(a)	15,549	228,415
AVANIR Pharmaceuticals Class A(a)(b)	19,619	45,320
AVI BioPharma Inc.(a)	19,243	61,193
Bentley Pharmaceuticals Inc.(a)	9,139	92,944
Bioenvision Inc.(a)	30,427	141,181
BioScrip Inc.(a)	33,140	114,664
BioSphere Medical Inc.(a)	4,314	28,818
Bradley Pharmaceuticals Inc.(a)	10,347	212,941
Caraco Pharmaceutical Laboratories Ltd.(a)	4,186	58,604
Cell Therapeutics Inc.(a)(b)	113,067	197,867
Chelsea Therapeutics International(a)(b)	6,663	25,453
CollaGenex Pharmaceuticals Inc.(a)	11,852	165,572

CombinatoRX Inc.(a)	11,051	95,702
Cortex Pharmaceuticals Inc.(a)	36,853	45,698
Cyclacel Pharmaceuticals Inc.(a)	3,958	27,152
Cypress Bioscience Inc.(a)	12,707	98,479
Cytomedix Inc.(a)	6,422	6,615
Cytrx Corp.(a)(b)	24,891	47,542
Dendreon Corp.(a)	46,574	194,214
Depomed Inc.(a)	36,249	125,059
Discovery Laboratories Inc.(a)	154,023	363,494
Durect Corp.(a)	29,021	128,853
DUSA Pharmaceuticals Inc.(a)(b)	20,059	86,254
Dyax Corp.(a)	30,305	91,824
Dynavax Technologies Corp.(a)	23,601	216,657
Emisphere Technologies Inc.(a)	8,690	45,970
Favrille Inc.(a)	419	1,047
Generex Biotechnology Corp.(a)(b)	36,358	56,718
Genta Inc.(a)	90,294	39,955
Hemispherx Biopharma Inc.(a)(b)	52,913	116,409
Hi-Tech Pharmacal Co. Inc.(a)	6,259	76,172
Hollis-Eden Pharmaceuticals Inc.(a)	16,664	87,653
Icagen Inc.(a)	3,269	3,367
Idenix Pharmaceuticals Inc.(a)	8,528	74,108
I-Flow Corp.(a)	14,357	214,637
Immtech Pharmaceuticals Inc.(a)(b)	13,871	105,420
Indevus Pharmaceuticals Inc.(a)	39,934	283,531
InSite Vision Inc.(a)	34,520	53,506
Insmed Inc.(a)(b)	111,668	98,268
Inspire Pharmaceuticals Inc.(a)	33,359	211,830
Integrated BioPharma Inc.(a)	7,197	49,659
Introgen Therapeutics Inc.(a)(b)	25,267	111,175
Isis Pharmaceuticals Inc.(a)	47,255	525,476
ISTA Pharmaceuticals Inc.(a)	16,441	116,567
La Jolla Pharmaceutical Co.(a)	420	1,273
Mannatech Inc.(b)	12,086	178,027
Matrixx Initiatives Inc.(a)	9,669	154,027
Nabi Biopharmaceuticals(a)	24,957	169,208
Nastech Pharmaceutical Co. Inc.(a)	14,763	223,364
Neogen Corp.(a)	3,566	79,165
NeoPharm Inc.(a)(b)	16,470	27,505
Neurogen Corp.(a)	4,964	29,536
NitroMed Inc.(a)	4,424	10,839
NovaDel Pharma Inc.(a)	10,412	17,076
Noven Pharmaceuticals Inc.(a)	16,574	421,808
NPS Pharmaceuticals Inc.(a)	31,554	142,940
Nutraceutical International Corp.(a)	4,786	73,274
Nutrition 21 Inc.(a)(b)	17,332	29,464
Pain Therapeutics Inc.(a)(b)	25,407	226,122
Penwest Pharmaceuticals Co.(a)	20,783	345,413
PetMed Express Inc.(a)	16,664	222,464
Pharmacopeia Drug Discovery(a)	27,516	117,218
Pharmacyclics Inc.(a)	11,474	58,173
Point Therapeutics Inc.(a)	21,288	21,927
Poniard Pharmaceuticals Inc.(a)(b)	9,321	46,605
POZEN Inc.(a)	21,585	366,729
Progenics Pharmaceuticals Inc.(a)	12,574	323,655
Pro-Pharmaceuticals Inc.(a)(b)	31,734	13,963
Questcor Pharmaceuticals Inc.(a)	4,242	6,236
Quigley Corp. (The)(a)	2,754	15,670
Reliv International Inc.	11,374	98,726
Renovis Inc.(a)	12,035	38,031
Repros Therapeutics Inc.(a)	4,644	58,561
Rigel Pharmaceuticals Inc.(a)	24,526	291,124
Salix Pharmaceuticals Ltd.(a)	22,325	271,695

Santarus Inc.(a)(b)	23,846	186,714
Schiff Nutrition International Inc.(a)	2,548	16,944
SciClone Pharmaceuticals Inc.(a)	4,540	14,619
SCOLR Pharma Inc.(a)	27,714	130,256
Somaxon Pharmaceuticals Inc.(a)	1,702	24,151
Spectrum Pharmaceuticals Inc.(a)	9,958	55,068
Star Scientific Inc.(a)	18,177	59,075
Sunesis Pharmaceuticals Inc.(a)	4,987	22,541
Theragenics Corp.(a)	30,219	93,679
Threshold Pharmaceuticals Inc.(a)	6,973	25,800
Titan Pharmaceuticals Inc.(a)	8,449	28,051
Trimeris Inc.(a)	14,245	181,054
Vanda Pharmaceuticals Inc.(a)	11,328	279,235
ViaCell Inc.(a)	7,821	36,915
Vion Pharmaceuticals Inc.(a)	55,330	74,695
VIVUS Inc.(a)	42,378	153,408
XenoPort Inc.(a)	10,167	249,600

		12,752,537
REAL ESTATE—0.60%
Avatar Holdings Inc.(a)(b)	5,426	438,692
California Coastal Communities Inc.(a)	7,725	165,701
Consolidated-Tomoka Land Co.	3,921	283,880
HouseValues Inc.(a)(b)	9,402	52,933
Tarragon Corp.	7,733	94,111
Thomas Properties Group Inc.	18,139	289,680
ZipRealty Inc.(a)(b)	28,329	212,184

		1,537,181
REAL ESTATE INVESTMENT TRUSTS—4.95%
Affordable Residential Communities Inc.(a)(b)	18,773	218,705
Affordable Residential Communities LP Rights(b)(c)	18,773	16,582
Agree Realty Corp.	13,824	475,131
Alesco Financial Inc.	24,379	260,855
American Campus Communities Inc.	12,446	354,338
American First Apartment Investors Inc.	18,898	345,833
AmREIT Class A	10,474	87,248
Anworth Mortgage Asset Corp.	29,624	281,724
Arbor Realty Trust Inc.	9,743	293,167
Associated Estates Realty Corp.	23,237	319,276
BNP Residential Properties Inc.	12,755	308,033
Capital Lease Funding Inc.	36,447	422,785
Capital Trust Inc. Class A	12,439	621,204
Capstead Mortgage Corp.	19,278	160,007
Cedar Shopping Centers Inc.	27,011	429,745
CentraCore Properties Trust	14,456	467,362
Columbia Equity Trust Inc.	9,519	181,908
Eagle Hospitality Properties Trust Inc.	4,070	37,363
ECC Capital Corp.(a)	10,049	11,958
Education Realty Trust Inc.	18,476	272,891
Feldman Mall Properties Inc.	10,597	132,462
Fieldstone Investment Corp.	12,527	54,868
First Potomac Realty Trust	14,763	429,751
Gladstone Commercial Corp.	28,501	574,010
GMH Communities Trust	19,179	194,667
Government Properties Trust Inc.	4,857	51,484
Gramercy Capital Corp.	9,535	294,536
Hersha Hospitality Trust	40,160	455,414
HomeBanc Corp.	38,863	164,390
Investors Real Estate Trust	10,186	104,508
JER Investors Trust Inc.	3,587	74,143
Kite Realty Group Trust	6,512	121,253

LTC Properties Inc.	15,060	411,289
Luminent Mortgage Capital Inc.	25,902	251,508
Medical Properties Trust Inc.	11,466	175,430
MFA Mortgage Investments Inc.	18,865	145,072
Monmouth Real Estate Investment Corp. Class A	24,607	207,929
MortgageIT Holdings Inc.	13,753	202,857
NorthStar Realty Finance Corp.	22,288	369,312
One Liberty Properties Inc.	26,210	658,657
Opteum Inc. Class A	29,021	220,560
Parkway Properties Inc.	4,594	234,340
Ramco-Gershenson Properties Trust	10,418	397,343
Saul Centers Inc.	2,404	132,677
Sun Communities Inc.	4,638	150,086
Universal Health Realty Income Trust	13,557	528,452
Urstadt Biddle Properties Inc. Class A	3,051	58,244
Winston Hotels Inc.	30,625	405,781

		12,767,138
RETAIL—4.38%
AC Moore Arts & Crafts Inc.(a)	6,441	139,576
AFC Enterprises Inc.(a)	11,089	195,943
Allion Healthcare Inc.(a)	5,857	41,936
America’s Car-Mart Inc.(a)(b)	10,347	122,715
Big 5 Sporting Goods Corp.	10,138	247,570
BJ’s Restaurants Inc.(a)	11,050	223,320
Blair Corp.	8,129	266,225
Bombay Co. Inc. (The)(a)	28,516	36,500
Bon-Ton Stores Inc. (The)	11,050	382,882
Books-A-Million Inc.	11,446	259,595
Buca Inc.(a)	16,628	79,981
Buffalo Wild Wings Inc.(a)	7,193	382,668
Build-A-Bear Workshop Inc.(a)(b)	5,129	143,715
Cache Inc.(a)	9,941	250,911
California Pizza Kitchen Inc.(a)	13,356	444,888
Caribou Coffee Co. Inc.(a)(b)	582	4,964
Casual Male Retail Group Inc.(a)	23,298	304,039
Celebrate Express Inc.(a)	2,275	26,390
Champps Entertainment Inc.(a)	14,357	99,781
Charlotte Russe Holding Inc.(a)	9,644	296,553
Citi Trends Inc.(a)	2,825	111,983
Collegiate Pacific Inc.	1,898	17,955
Cosi Inc.(a)	24,902	126,751
Cost Plus Inc.(a)	12,751	131,335
CSK Auto Corp.(a)	16,947	290,641
Deb Shops Inc.	1,226	32,366
dELiA*s Inc.(a)	9,131	95,784
Denny’s Corp.(a)	65,350	307,799
Design Within Reach Inc.(a)	15,159	74,734
Duckwall-Alco Stores Inc.(a)	282	10,998
EZCORP Inc.(a)	26,199	425,734
Famous Dave’s of America Inc.(a)	9,535	157,041
Finlay Enterprises Inc.(a)	10,545	84,255
Fred’s Inc.	16,122	194,109
Hastings Entertainment Inc.(a)	15,664	110,901
Haverty Furniture Companies Inc.	18,674	276,375
Hot Topic Inc.(a)	19,987	266,627
Jamba Inc.(a)(b)	23,947	241,146
Jo-Ann Stores Inc.(a)	9,040	222,384
Kona Grill Inc.(a)	3,105	63,404
Krispy Kreme Doughnuts Inc.(a)(b)	31,229	346,642
Luby’s Inc.(a)	17,674	192,470
MarineMax Inc.(a)	8,733	226,447

McCormick & Schmick’s Seafood Restaurants Inc.(a)	4,099	98,540
Morton’s Restaurant Group Inc.(a)	1,122	18,681
Mothers Work Inc.(a)	1,776	69,957
Movado Group Inc.	16,971	492,159
Movie Gallery Inc.(a)(b)	9,145	32,190
Nathan’s Famous Inc.(a)	4,718	67,750
O’Charley’s Inc.(a)	18,476	393,169
RedEnvelope Inc.(a)	8,817	62,248
Restoration Hardware Inc.(a)	21,991	187,143
Rex Stores Corp.(a)	2,741	48,625
Rubio’s Restaurants Inc.(a)	13,228	130,296
Rush Enterprises Inc. Class A(a)	15,060	254,815
Ruth’s Chris Steak House Inc.(a)	7,269	132,877
Sharper Image Corp.(a)(b)	9,238	85,452
Shoe Carnival Inc.(a)	6,426	203,062
Shoe Pavilion Inc.(a)	2,279	16,751
Smart & Final Inc.(a)	10,644	201,172
Steak n Shake Co. (The)(a)	10,421	183,410
Susser Holdings Corp.(a)	1,974	35,532
Syms Corp.(a)	1,607	31,995
Trans World Entertainment Corp.(a)	17,872	117,598
Tweeter Home Entertainment Group Inc.(a)	6,430	13,632
United Retail Group Inc.(a)	4,601	64,506
West Marine Inc.(a)	9,139	157,831
Wet Seal Inc. Class A(a)	30,133	200,987
Wilsons The Leather Experts Inc.(a)	16,664	33,995

		11,292,406
SAVINGS & LOANS—2.82%
Abington Community Bancorp Inc.	15,670	300,551
American Bancorp of New Jersey	5,986	71,952
BankFinancial Corp.	10,049	178,973
Berkshire Hills Bancorp Inc.	9,466	316,732
Beverly Hills Bancorp Inc.	9,390	77,843
BFC Financial Corp. Class A(a)	33,338	213,030
CFS Bancorp Inc.	23,336	341,872
Citizens First Bancorp Inc.	13,456	413,637
Dime Community Bancshares Inc.	1,272	17,821
First Financial Holdings Inc.	8,913	349,211
First Place Financial Corp.	11,149	261,890
Flushing Financial Corp.	12,555	214,314
Franklin Bank Corp.(a)	24,199	497,047
KNBT Bancorp Inc.	35,546	594,685
Legacy Bancorp Inc. When Issued	1,949	30,892
OceanFirst Financial Corp.	7,931	181,858
Partners Trust Financial Group Inc.	32,932	383,328
PennFed Financial Services Inc.	8,238	159,158
Provident New York Bancorp	42,378	634,822
Synergy Financial Group Inc.	20,466	337,280
TierOne Corp.	19,377	612,507
United Community Financial Corp.	23,090	282,622
Willow Financial Bancorp Inc.	17,476	260,742
WSFS Financial Corp.	7,859	526,003

		7,258,770
SEMICONDUCTORS—2.71%
Actel Corp.(a)	16,872	306,396
Advanced Analogic Technologies Inc.(a)	13,375	72,091
ANADIGICS Inc.(a)	22,620	200,413
Asyst Technologies Inc.(a)	32,734	239,286
Aviza Technology Inc.(a)	2,563	10,944
Bookham Inc.(a)(b)	24,442	99,479

Cascade Microtech Inc.(a)	5,723	74,971
CEVA Inc.(a)	18,674	120,821
Cohu Inc.	14,764	297,642
Credence Systems Corp.(a)	41,062	213,522
Electroglas Inc.(a)	15,258	37,992
EMCORE Corp.(a)	30,021	166,016
ESS Technology Inc.(a)	25,100	25,853
Exar Corp.(a)	8,963	116,519
FSI International Inc.(a)	22,496	118,554
Genesis Microchip Inc.(a)	14,632	148,368
Ikanos Communications Inc.(a)	7,443	64,680
Integrated Silicon Solution Inc.(a)	22,288	128,156
IXYS Corp.(a)	15,258	135,796
Kopin Corp.(a)	45,685	163,095
Kulicke & Soffa Industries Inc.(a)	33,339	280,048
Leadis Technology Inc.(a)	15,466	72,536
LTX Corp.(a)	40,160	224,896
MathStar Inc.(a)	4,626	20,031
Mattson Technology Inc.(a)	26,714	248,974
Microtune Inc.(a)	33,031	155,246
Mindspeed Technologies Inc.(a)(b)	106,947	204,269
MIPS Technologies Inc. Class A(a)	30,724	255,009
Monolithic Power Systems Inc.(a)	13,456	149,496
MoSys Inc.(a)	4,696	43,438
Nanometrics Inc.(a)	10,743	84,977
Pericom Semiconductor Corp.(a)	19,882	228,047
Pixelworks Inc.(a)	44,771	102,526
PLX Technology Inc.(a)	16,268	212,135
PortalPlayer Inc.(a)	9,776	131,487
QuickLogic Corp.(a)	17,773	52,786
Richardson Electronics Ltd.	1,233	11,233
Rudolph Technologies Inc.(a)	19,217	305,935
Semitool Inc.(a)	4,834	64,341
SigmaTel Inc.(a)	8,347	36,560
Standard Microsystems Corp.(a)	13,356	373,701
Supertex Inc.(a)	6,426	252,221
Transmeta Corp.(a)	82,767	91,871
TranSwitch Corp.(a)	89,945	125,923
Ultra Clean Holdings Inc.(a)	3,873	47,832
Ultratech Inc.(a)	15,695	195,874
Virage Logic Corp.(a)	12,569	116,766
Volterra Semiconductor Corp.(a)	10,238	153,570
White Electronic Designs Corp.(a)	288	1,567

		6,983,889
SOFTWARE—3.68%
Actuate Corp.(a)	43,576	258,841
Altiris Inc.(a)	14,276	362,325
American Software Inc. Class A	17,674	122,481
AMICAS Inc.(a)	39,160	115,130
Aspen Technology Inc.(a)	32,833	361,820
AuthentiDate Holding Corp.(a)	25,100	40,160
Borland Software Corp.(a)	54,526	296,621
Bottomline Technologies Inc.(a)	11,248	128,790
Callidus Software Inc.(a)	9,862	62,131
CallWave Inc.(a)	1,266	3,418
Captaris Inc.(a)	21,793	169,332
Computer Programs & Systems Inc.	6,759	229,738
Concur Technologies Inc.(a)	21,793	349,560
Concurrent Computer Corp.(a)	48,299	87,421
Convera Corp.(a)(b)	11,248	51,628
DataTRAK International Inc.(a)	10,045	50,426
Dendrite International Inc.(a)	13,489	144,467

Digi International Inc.(a)	19,179	264,478
Emageon Inc.(a)	12,555	192,845
Embarcadero Technologies Inc.(a)	14,159	86,653
Epicor Software Corp.(a)	25,477	344,194
EPIQ Systems Inc.(a)	10,941	185,669
FalconStor Software Inc.(a)	16,228	140,372
Indus International Inc.(a)	42,378	160,613
Infocrossing Inc.(a)	16,773	273,400
infoUSA Inc.	12,265	146,076
InPhonic Inc.(a)(b)	10,500	116,445
Interactive Intelligence Inc.(a)	3,085	69,166
Inter-Tel Inc.	5,780	128,085
INVESTools Inc.(a)	32,130	443,073
JDA Software Group Inc.(a)	18,575	255,778
MapInfo Corp.(a)	17,268	225,347
Mediware Information Systems Inc.(a)	6,060	50,662
Moldflow Corp.(a)	9,227	128,163
NaviSite Inc.(a)	7,635	53,216
Neoware Inc.(a)	9,842	130,013
Omnicell Inc.(a)	21,090	392,907
Open Solutions Inc.(a)	12,660	476,522
OPNET Technologies Inc.(a)	3,100	44,795
Packeteer Inc.(a)	26,085	354,756
PDF Solutions Inc.(a)	13,961	201,736
Peerless Systems Corp.(a)	20,313	55,251
Phase Forward Inc.(a)	20,882	312,812
Phoenix Technologies Ltd.(a)	22,793	102,569
PLATO Learning Inc.(a)	25,506	137,987
Schawk Inc.	3,393	66,299
SeaChange International Inc.(a)	18,674	190,848
Smith Micro Software Inc.(a)	12,080	171,415
Softbrands Inc.(a)	1,303	2,215
Taleo Corp. Class A(a)	3,257	44,523
Ulticom Inc.(a)	8,030	77,008
Ultimate Software Group Inc.(a)	17,169	399,351
VA Software Corp.(a)	43,883	220,731
Viewpoint Corp.(a)	5,187	3,476

		9,483,738
TELECOMMUNICATIONS—4.72%
Adaptec Inc.(a)	78,726	366,863
Airspan Networks Inc.(a)	36,645	135,587
Alaska Communications Systems Group Inc.	20,623	313,263
Anaren Inc.(a)	9,743	173,036
Applied Signal Technology Inc.	9,842	138,379
Avanex Corp.(a)	79,690	150,614
Avici Systems Inc.(a)	14,664	113,646
Aware Inc.(a)	14,291	76,171
CalAmp Corp.(a)	21,288	179,671
Carrier Access Corp.(a)	14,060	92,234
Cbeyond Inc.(a)	8,402	257,017
C-COR Inc.(a)	34,843	388,151
Consolidated Communications Holdings Inc.	9,434	197,171
CT Communications Inc.	13,547	310,497
D&E Communications Inc.	14,555	184,121
Ditech Networks Inc.(a)	22,892	158,413
EFJ Inc.(a)	15,763	106,243
8X8 Inc.(a)(b)	194,095	227,091
EMS Technologies Inc.(a)	7,327	146,760
Endwave Corp.(a)	153	1,657
Eschelon Telecom Inc.(a)	4,026	79,755
Essex Corp.(a)	12,050	288,116
Extreme Networks Inc.(a)	37,393	156,677

FairPoint Communications Inc.	13,610	257,910
Glenayre Technologies Inc.(a)	52,012	132,631
Globecomm Systems Inc.(a)	17,674	155,708
Harmonic Inc.(a)	46,992	341,632
Hickory Tech Corp.	25,331	181,117
Hypercom Corp.(a)	38,051	241,624
I.D. Systems Inc.(a)(b)	5,525	103,981
Iowa Telecommunications Services Inc.	14,204	279,961
Knology Inc.(a)	12,797	136,160
KVH Industries Inc.(a)	19,585	207,797
Lantronix Inc.(a)	53,121	86,587
LCC International Inc. Class A(a)	27,714	116,953
Lightbridge Inc.(a)	12,929	175,059
Loral Space & Communications Inc.(a)	4,308	175,422
MRV Communications Inc.(a)(b)	80,934	286,506
Network Equipment Technologies Inc.(a)	19,585	113,985
NMS Communications Corp.(a)	42,269	86,651
North Pittsburgh Systems Inc.	9,993	241,231
Novatel Wireless Inc.(a)	17,575	169,950
NTELOS Holdings Corp.(a)	7,137	127,610
Oplink Communications Inc.(a)	9,534	196,019
ParkerVision Inc.(a)(b)	12,852	143,300
Performance Technologies Inc.(a)	12,951	77,576
Premiere Global Services Inc.(a)	24,847	234,556
Radyne Corp.(a)	11,149	119,740
Rural Cellular Corp. Class A(a)	7,793	102,400
SafeNet Inc.(a)	12,758	305,427
SAVVIS Inc.(a)	18,038	644,137
Shenandoah Telecommunications Co.	2,457	115,504
Sirenza Microdevices Inc.(a)	9,030	70,976
SpectraLink Corp.(a)	18,773	161,448
Stratex Networks Inc.(a)	77,112	372,451
Stratos International Inc.(a)	16,773	127,475
SureWest Communications	12,852	353,944
Symmetricom Inc.(a)	31,328	279,446
Telkonet Inc.(a)(b)	30,526	81,504
Tollgrade Communications Inc.(a)	9,040	95,553
Tut Systems Inc.(a)(b)	22,273	24,946
US LEC Corp. Class A(a)	9,671	90,037
USA Mobility Inc.	14,140	316,312
Warwick Valley Telephone Co.	2,476	43,924
Westell Technologies Inc. Class A(a)	47,289	118,223
Wireless Facilities Inc.(a)	42,774	121,906
Zhone Technologies Inc.(a)	89,864	117,722

		12,174,134
TEXTILES—0.12%
Angelica Corp.	5,525	142,545
Dixie Group Inc.(a)	13,149	166,203

		308,748
TOYS, GAMES & HOBBIES—0.26%
JAKKS Pacific Inc.(a)	11,830	258,367
Lenox Group Inc.(a)	13,258	84,851
Topps Co. Inc. (The)	37,051	329,754

		672,972
TRANSPORTATION—1.26%
ABX Air Inc.(a)	42,377	293,673
Celadon Group Inc.(a)	21,239	355,753
Covenant Transport Inc. Class A(a)	10,139	115,585
Dynamex Inc.(a)	9,842	229,909
Frozen Food Express Industries Inc.	15,763	135,562

GulfMark Offshore Inc.(a)	10,040	375,596
Marten Transport Ltd.(a)	10,545	193,290
PHI Inc.(a)	5,891	192,812
RailAmerica Inc.(a)	33,536	539,259
Saia Inc.(a)	12,654	293,699
SIRVA Inc.(a)	18,202	63,343
U.S. Xpress Enterprises Inc. Class A(a)	8,436	138,941
Universal Truckload Services Inc.(a)	10,743	255,146
USA Truck Inc.(a)	4,119	66,110

		3,248,678
TRUCKING & LEASING—0.08%
Greenbrier Companies Inc. (The)	5,525	165,750
Interpool Inc.	1,732	40,460

		206,210
WATER—0.54%
Connecticut Water Service Inc.	10,446	237,646
Middlesex Water Co.	11,545	216,238
PICO Holdings Inc.(a)	3,644	126,702
Pure Cycle Corp.(a)	7,046	57,918
SJW Corp.	8,870	343,801
Southwest Water Co.	30,132	414,616

		1,396,921

TOTAL COMMON STOCKS
(Cost: $245,458,853)		257,508,720

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—4.48%

CERTIFICATES OF DEPOSIT (d)—0.10%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$58,389	58,389
Washington Mutual Bank
5.33%, 03/19/07	208,535	208,535

		266,924
COMMERCIAL PAPER (d)—0.89%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(e)	87,677	86,425
Aspen Funding Corp.
5.26%, 02/21/07(e)	54,219	53,823
Beta Finance Inc.
5.27%, 01/25/07(e)	16,683	16,627
BNP Paribas Finance Inc.
5.12%, 06/06/07	29,195	28,552
CAFCO LLC
5.26%, 01/30/07(e)	41,707	41,536
Cantabric Finance LLC
5.25%-5.26%, 01/25/07-03/06/07(e)	100,097	99,371
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(e)	98,428	97,220
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(e)	8,341	8,330
Curzon Funding LLC
5.24%, 02/27/07(e)	45,752	45,380

Edison Asset Securitization LLC
5.21%, 04/11/07(e)	34,569	34,074
Eureka Securitization
5.26%, 02/09/07(e)	104,267	103,688
Five Finance Inc.
5.22%, 04/20/07(e)	38,370	37,769
General Electric Capital Corp.
5.12%, 06/04/07(e)	62,560	61,200
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(e)	136,799	135,476
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(e)	162,657	159,285
KKR Atlantic Funding Trust
5.32%, 01/03/07(e)	62,560	62,551
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(e)	274,512	272,865
Lockhart Funding LLC
5.28%, 02/09/07(e)	83,414	82,949
Nationwide Building Society
5.21%, 04/13/07(e)	79,243	78,085
Nestle Capital Corp.
5.19%, 08/09/07(e)	50,048	48,468
Norddeutsche Landesbank
5.27%, 02/15/07	79,243	78,733
Polonius Inc.
5.26%, 02/20/07(e)	23,589	23,421
Regency Markets No. 1 LLC
5.32%, 01/22/07(e)	27,721	27,639
Sedna Finance Inc.
5.22%, 04/17/07(e)	47,546	46,822
Societe Generale
5.18%, 05/16/07	208,535	204,514
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(e)	211,661	209,622
Thornburg Mortgage Capital Resources
5.28%, 01/17/07-03/12/07(e)	102,766	102,056
Three Pillars Funding Corp.
5.26%, 02/14/07(e)	48,746	48,440

		2,294,921
MEDIUM-TERM NOTES (d)—0.10%
Bank of America N.A.
5.28%, 04/20/07	20,853	20,853
Cullinan Finance Corp.
5.71%, 06/28/07(e)	62,560	62,560
K2 USA LLC
5.39%, 06/04/07(e)	62,560	62,560
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(e)	97,594	97,594

		243,567
MONEY MARKET FUNDS—0.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(f)(g)	317,234	317,234

		317,234

REPURCHASE AGREEMENTS (d)—0.88%
Banc of America Securities LLC, 5.36%, due 1/2/07, maturity value $166,927 (collateralized by non-U.S. Government debt securities, value $172,029, 4.25% to 8.00%, 3/1/08 to 7/15/17).	$166,828	166,828
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $125,196 (collateralized by U.S. Government obligations, value $127,700, 0.00% to 11.00%, 1/1/08 to 1/1/37).	125,121	125,121
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $292,122 (collateralized by non-U.S. Government debt securities, value $321,335, 1.00% to 8.84%, 8/3/14 to 12/25/46).	291,948	291,948
BNP Securities Corp., 5.36%, due 1/2/07, maturity value $8,346 (collateralized by non-U.S. Government debt securities, value $8,768, 5.46%, 3/15/08).	8,341	8,341
Citigroup Global Markets Holdings Inc., 5.36%, due 1/2/07, maturity value $292,123 (collateralized by non-U.S. Government debt securities, value $306,896, 3.78% to 7.41%, 11/25/19 to 10/25/45).	291,949	291,949
Citigroup Global Markets Holdings Inc., 5.42%, due 1/2/07, maturity value $91,810 (collateralized by non-U.S. Government debt securities, value $102,347, 0.00% to 10.00%, 6/1/28 to 11/16/36).	91,755	91,755
Citigroup Global Markets Holdings Inc., 5.46%, due 1/2/07, maturity value $50,078 (collateralized by non-U.S. Government debt securities, value $55,826, 0.00% to 10.00%, 6/1/28 to 11/16/36).	50,048	50,048
Goldman Sachs & Co. Inc., 5.35%, due 1/2/07, maturity value $166,927 (collateralized by non-U.S. Government debt securities, value $173,588, 0.00% to 10.00%, 1/23/07 to 5/15/44).	166,828	166,828
Goldman Sachs Group Inc., 5.36%, due 1/2/07, maturity value $30,970 (collateralized by non-U.S. Government debt securities, value $32,197, 0.00% to 10.00%, 1/23/07 to 5/15/44).	30,952	30,952
Goldman Sachs Group Inc., 5.46%, due 1/2/07, maturity value $50,078 (collateralized by non-U.S. Government debt securities, value $52,077, 0.00% to 10.00%, 1/23/07 to 5/15/44).	50,048	50,048
Greenwich Capital Markets Inc., 5.46%, due 1/2/07, maturity value $41,732 (collateralized by non-U.S. Government debt securities, value $46,153, 5.58%, 1/8/36).	41,707	41,707
HSBC Securities Inc., 5.36%, due 1/2/07, maturity value $41,732 (collateralized by non-U.S. Government debt securities, value $43,846, 3.16% to 5.32%, 5/15/34 to 6/1/46).	41,707	41,707
JP Morgan Securities Inc., 5.41%, due 1/2/07, maturity value $20,866 (collateralized by non-U.S. Government debt securities, value $21,923, 5.75% to 8.75%, 10/1/08 to 9/15/25).	20,853	20,853
Lehman Brothers Holdings Inc., 5.36%, due 1/2/07, maturity value $166,927 (collateralized by non-U.S. Government debt securities, value $172,031, 3.34% to 8.75%, 6/15/07 to 12/1/66).	166,828	166,828

Lehman Brothers Holdings Inc., 5.44%, due 1/2/07, maturity value $62,598 (collateralized by non-U.S. Government debt securities, value $64,476, 5.50% to 8.88%, 4/15/11 to 12/1/66).	62,560	62,560
Merrill Lynch & Co. Inc., 5.36%, due 1/2/07, maturity value $166,927 (collateralized by non-U.S. Government debt securities, value $172,365, 0.00% to 10.13%, 6/15/07 to 9/1/26).	166,828	166,828
Merrill Lynch & Co. Inc., 5.44%, due 1/2/07, maturity value $83,464 (collateralized by non-U.S. Government debt securities, value $85,968, 4.37% to 7.75%, 3/3/08 to 12/1/25).	83,414	83,414
Morgan Stanley, 5.36%, due 1/2/07, maturity value $83,464 (collateralized by non-U.S. Government debt securities, value $86,894, 0.00% to 10.00%, 1/1/07 to 12/31/37).	83,414	83,414
Morgan Stanley, 5.51%, due 6/4/07, maturity value $59,775 (collateralized by non-U.S. Government debt securities, value $61,334, 0.00% to 10.00%, 1/1/07 to 12/31/37).(h)	58,390	58,390
Wachovia Capital, 5.38%, due 1/2/07, maturity value $267,084 (collateralized by non-U.S. Government debt securities, value $280,591, 3.86% to 8.17%, 8/15/13 to 10/17/44).	266,924	266,924

		2,266,443
TIME DEPOSITS (d)—0.00%
Bank of America N.A.
5.13%, 01/02/07	3,992	3,992

		3,992
VARIABLE & FLOATING RATE NOTES (d)—2.39%
Allstate Life Global Funding II
5.33%-5.43%, 11/02/07-01/25/08(e)	213,539	213,561
American Express Bank
5.32%, 02/28/07	83,414	83,414
American Express Centurion Bank
5.44%, 07/19/07	91,755	91,813
American Express Credit Corp.
5.45%, 07/05/07	25,024	25,033
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	10,437	10,437
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(e)	62,560	62,560
ASIF Global Financing
5.41%, 05/03/07(e)	8,341	8,343
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(e)	54,219	54,219
Bank of Ireland
5.33%-5.35%, 08/14/07-12/20/07(e)	120,950	120,954
Beta Finance Inc.
5.32%-5.41%, 04/25/07-07/25/07(e)	212,705	212,711
BMW US Capital LLC
5.35%, 01/15/08(e)	83,414	83,414
BNP Paribas
5.35%, 11/19/07(e)	154,316	154,316
Carlyle Loan Investment Ltd.
5.40%, 04/13/07-07/15/07(e)	60,892	60,892
CC USA Inc.
5.37%, 07/30/07(e)	41,707	41,710

Commodore CDO Ltd.
5.44%, 12/12/07(e)	20,853	20,853
Credit Agricole SA
5.34%, 11/23/07	83,414	83,414
Credit Suisse First Boston NY
5.38%, 04/24/07	41,707	41,708
Cullinan Finance Corp.
5.36%, 04/25/07(e)	20,853	20,853
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(e)	12,050	12,050
DEPFA Bank PLC
5.40%, 09/14/07	83,414	83,414
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(e)	95,926	95,929
Eli Lilly Services Inc.
5.34%, 12/31/07(e)	55,679	55,679
Fifth Third Bancorp
5.33%, 12/21/07(e)	166,828	166,828
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(e)	54,219	54,215
General Electric Capital Corp.
5.31%-5.48%, 07/09/07-01/24/08(e)	87,584	87,597
Granite Master Issuer PLC
5.32%, 08/20/07(e)	291,948	291,948
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(e)	191,852	190,016
Hartford Life Global Funding Trust
5.37%-5.41%, 07/13/07-01/15/08	125,121	125,133
HBOS Treasury Services PLC
5.46%, 10/24/07(e)	83,414	83,414
Holmes Financing PLC
5.32%, 07/16/07(e)	145,974	145,974
JPMorgan Chase & Co.
5.32%-5.45%, 07/27/07-08/02/07(h)	229,388	229,388
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(e)	62,560	62,559
Kestrel Funding LLC
5.33%, 07/11/07(e)	33,366	33,364
Kommunalkredit Austria AG
5.35%, 01/09/08(e)	50,048	50,048
Leafs LLC
5.35%, 01/22/07-02/20/07(e)	86,886	86,886
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(e)	91,755	91,752
Lothian Mortgages Master Issuer PLC
5.32%, 04/24/07(e)	33,032	33,032
Marshall & Ilsley Bank
5.35%, 01/15/08	45,878	45,878
Master Funding LLC
5.38%, 04/25/07-05/25/07(e)	150,956	150,956
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(h)	91,755	91,755
Metropolitan Life Global Funding I
5.36%, 02/08/07(e)	125,121	125,121
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(e)(h)	8,341	8,341
Mound Financing PLC
5.32%, 05/08/07(e)	78,409	78,409
Natexis Banques Populaires
5.35%-5.37%, 02/05/07-01/15/08(e)	300,290	300,287

National City Bank of Indiana
5.35%, 05/21/07	41,707	41,708
Nationwide Building Society
5.38%-5.49%, 02/08/07-10/26/07(e)	275,266	275,307
Newcastle Ltd.
5.37%, 04/24/07(e)	29,403	29,401
Northern Rock PLC
5.39%, 08/03/07(e)	100,097	100,098
Northlake CDO I
5.42%, 09/06/07(e)	25,024	25,024
Pricoa Global Funding I
5.34%, 11/27/07	112,609	112,609
Principal Life Global Funding I
5.80%, 02/08/07	37,536	37,554
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(e)	120,950	120,949
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(e)	83,414	83,414
Strips III LLC
5.40%, 07/24/07(e)	18,056	18,056
SunTrust Bank
5.32%, 05/01/07	83,414	83,415
Tango Finance Corp.
5.30%-5.35%, 04/25/07-07/16/07(e)	203,530	203,519
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(e)	137,633	137,633
Wachovia Asset Securitization Inc.
5.34%, 01/25/07(e)	101,920	101,920
Wachovia Bank N.A.
5.36%, 05/22/07	166,828	166,828
Wal-Mart Stores Inc.
5.50%, 07/16/07(e)	62,560	62,583
Wells Fargo & Co.
5.36%, 11/15/07(e)	41,707	41,709
WhistleJacket Capital Ltd.
5.31%-5.35%, 04/18/07-06/13/07(e)	62,560	62,561
White Pine Finance LLC
5.31%-5.32%, 05/22/07-08/20/07(e)	250,241	250,210
Wind Master Trust
5.34%, 07/25/07(e)	33,366	33,366

		6,158,042

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,551,123)		11,551,123

TOTAL INVESTMENTS IN SECURITIES—104.42%
(Cost: $257,009,976)		269,059,843
Other Assets, Less Liabilities—(4.42)%		(11,383,869)

NET ASSETS—100.00%		$257,675,974

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(e)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2006

Security	Shares	Value

COMMON STOCKS—99.84%

ADVERTISING—0.48%
Clear Channel Outdoor Holdings Inc. Class A(a)	23,802	$664,314
Donnelley (R.H.) Corp.	44,660	2,801,522
Getty Images Inc.(a)	35,641	1,526,148
Harte-Hanks Inc.	37,621	1,042,478
Interpublic Group of Companies Inc.(a)	298,016	3,647,716
Lamar Advertising Co.(a)	56,379	3,686,623

		13,368,801
AEROSPACE & DEFENSE—0.86%
Alliant Techsystems Inc.(a)	22,580	1,765,530
Armor Holdings Inc.(a)	20,336	1,115,430
DRS Technologies Inc.	27,006	1,422,676
Goodrich Corp.	84,408	3,844,784
L-3 Communications Holdings Inc.	83,196	6,803,769
Rockwell Collins Inc.	116,730	7,387,842
Spirit AeroSystems Holdings Inc. Class A(a)	40,123	1,342,917

		23,682,948
AGRICULTURE—0.38%
Loews Corp. - Carolina Group	63,551	4,113,021
UST Inc.	110,085	6,406,947

		10,519,968
AIRLINES—0.75%
AMR Corp.(a)	143,878	4,349,432
Continental Airlines Inc. Class B(a)	59,625	2,459,531
Southwest Airlines Co.	547,123	8,381,924
UAL Corp.(a)	75,352	3,315,488
US Airways Group Inc.(a)	41,588	2,239,514

		20,745,889
APPAREL—0.96%
Coach Inc.(a)	262,355	11,270,771
Hanesbrands Inc.(a)	64,586	1,525,521
Jones Apparel Group Inc.	76,524	2,558,197
Liz Claiborne Inc.	71,127	3,091,179
Polo Ralph Lauren Corp.	41,566	3,228,016
VF Corp.	59,847	4,912,242

		26,585,926
AUTO MANUFACTURERS—0.82%
Ford Motor Co.	1,230,329	9,239,771
Oshkosh Truck Corp.	50,027	2,422,307
PACCAR Inc.	170,434	11,061,167

		22,723,245
AUTO PARTS & EQUIPMENT—0.33%
Autoliv Inc.	56,463	3,404,719

BorgWarner Inc.	38,895	2,295,583
Goodyear Tire & Rubber Co. (The)(a)	121,283	2,545,730
TRW Automotive Holdings Corp.(a)	29,329	758,741

		9,004,773
BANKS—4.23%
Associated Bancorp	89,990	3,138,851
BancorpSouth Inc.	53,749	1,441,548
Bank of Hawaii Corp.	34,491	1,860,789
BOK Financial Corp.	14,666	806,337
City National Corp.	28,298	2,014,818
Colonial BancGroup Inc. (The)	105,114	2,705,634
Comerica Inc.	110,794	6,501,392
Commerce Bancorp Inc.	125,515	4,426,914
Commerce Bancshares Inc.	47,649	2,306,688
Compass Bancshares Inc.	88,028	5,250,870
Cullen/Frost Bankers Inc.	37,447	2,090,292
East West Bancorp Inc.	41,108	1,456,045
First Citizens BancShares Inc. Class A	4,030	816,639
First Horizon National Corp.	83,900	3,505,342
Fulton Financial Corp.	117,801	1,967,277
Huntington Bancshares Inc.	167,102	3,968,673
Investors Financial Services Corp.	44,462	1,897,194
KeyCorp	275,491	10,476,923
M&T Bank Corp.	51,868	6,336,195
Marshall & Ilsley Corp.	172,534	8,300,611
Mercantile Bankshares Corp.	83,933	3,927,225
Northern Trust Corp.	148,646	9,021,326
Popular Inc.	189,516	3,401,812
Sky Financial Group Inc.	68,326	1,950,024
South Financial Group Inc. (The)	50,848	1,352,048
Synovus Financial Corp.	184,647	5,692,667
TCF Financial Corp.	89,635	2,457,792
TD Banknorth Inc.	68,473	2,210,308
UnionBanCal Corp.	36,361	2,227,111
Valley National Bancorp	79,395	2,104,762
Webster Financial Corp.	37,831	1,843,126
Whitney Holding Corp.	44,482	1,451,003
Wilmington Trust Corp.	46,304	1,952,640
Zions Bancorporation	72,367	5,965,935

		116,826,811
BEVERAGES—0.67%
Brown-Forman Corp. Class B	41,945	2,778,437
Coca-Cola Enterprises Inc.	208,089	4,249,177
Constellation Brands Inc. Class A(a)	135,319	3,926,957
Hansen Natural Corp.(a)	41,026	1,381,756
Molson Coors Brewing Co. Class B	33,185	2,536,661
Pepsi Bottling Group Inc.	93,633	2,894,196
PepsiAmericas Inc.	41,960	880,321

		18,647,505
BIOTECHNOLOGY—1.21%
Celgene Corp.(a)	253,764	14,599,043
Charles River Laboratories International Inc.(a)	46,367	2,005,373
Invitrogen Corp.(a)	32,973	1,865,942
MedImmune Inc.(a)	169,635	5,491,085
Millennium Pharmaceuticals Inc.(a)	215,369	2,347,522
Millipore Corp.(a)	36,136	2,406,658
PDL BioPharma Inc.(a)	77,684	1,564,556
Vertex Pharmaceuticals Inc.(a)	81,510	3,050,104

		33,330,283

BUILDING MATERIALS—0.86%
American Standard Companies Inc.	121,478	5,569,766
Eagle Materials Inc.	33,848	1,463,249
Florida Rock Industries Inc.	32,928	1,417,551
Lennox International Inc.	39,177	1,199,208
Martin Marietta Materials Inc.	31,112	3,232,848
Masco Corp.	270,687	8,085,421
USG Corp.(a)	52,235	2,862,478

		23,830,521
CHEMICALS—2.62%
Air Products & Chemicals Inc.	152,782	10,737,519
Airgas Inc.	45,908	1,860,192
Albemarle Corp.	26,647	1,913,255
Ashland Inc.	40,933	2,831,745
Cabot Corp.	43,026	1,874,643
Celanese Corp. Class A	51,076	1,321,847
Chemtura Corp.	163,074	1,570,403
Cytec Industries Inc.	27,954	1,579,681
Eastman Chemical Co.	55,665	3,301,491
Ecolab Inc.	122,966	5,558,063
FMC Corp.	26,538	2,031,484
Huntsman Corp.(a)	62,042	1,176,937
International Flavors & Fragrances Inc.	61,811	3,038,629
Lubrizol Corp.	46,456	2,328,839
Lyondell Chemical Co.	147,713	3,777,021
Mosaic Co. (The)(a)(b)	100,088	2,137,880
PPG Industries Inc.	113,006	7,256,115
Rohm & Haas Co.	109,628	5,604,183
RPM International Inc.	80,346	1,678,428
Sherwin-Williams Co. (The)	76,955	4,892,799
Sigma-Aldrich Corp.	45,575	3,542,089
Valhi Inc.	4,913	127,640
Valspar Corp. (The)	69,002	1,907,215
Westlake Chemical Corp.	9,090	285,244

		72,333,342
COAL—0.33%
Arch Coal Inc.	97,737	2,935,042
CONSOL Energy Inc.	125,076	4,018,692
Foundation Coal Holdings Inc.	31,382	996,692
Massey Energy Co.	55,519	1,289,706

		9,240,132
COMMERCIAL SERVICES—2.48%
ADESA Inc.	60,903	1,690,058
Alliance Data Systems Corp.(a)	55,301	3,454,653
Apollo Group Inc. Class A(a)	94,873	3,697,201
ARAMARK Corp. Class B	80,536	2,693,929
Block (H & R) Inc.	223,932	5,159,393
Career Education Corp.(a)	66,239	1,641,402
ChoicePoint Inc.(a)	54,623	2,151,054
Convergys Corp.(a)	95,206	2,263,999
Corporate Executive Board Co. (The)	27,212	2,386,492
Corrections Corp. of America(a)	40,804	1,845,565
Donnelley (R.R.) & Sons Co.	147,328	5,236,037
Equifax Inc.	87,521	3,553,353
Hertz Global Holdings Inc.(a)	57,769	1,004,603
Hewitt Associates Inc. Class A(a)	75,249	1,937,662
Iron Mountain Inc.(a)	78,027	3,225,636
ITT Educational Services Inc.(a)	28,341	1,880,992
Laureate Education Inc.(a)	29,542	1,436,627
Manpower Inc.	59,728	4,475,419

Monster Worldwide Inc.(a)	84,423	3,937,489
Pharmaceutical Product Development Inc.	68,602	2,210,356
Quanta Services Inc.(a)	73,919	1,453,987
Robert Half International Inc.	102,664	3,810,888
Service Corp. International	200,753	2,057,718
ServiceMaster Co. (The)	197,651	2,591,205
United Rentals Inc.(a)	44,493	1,131,457
Weight Watchers International Inc.	31,363	1,647,498

		68,574,673
COMPUTERS—2.65%
Affiliated Computer Services Inc. Class A(a)	66,998	3,272,182
Cadence Design Systems Inc.(a)	192,373	3,445,400
Ceridian Corp.(a)	94,454	2,642,823
Cognizant Technology Solutions Corp.(a)	95,673	7,382,129
Computer Sciences Corp.(a)	117,130	6,251,228
Diebold Inc.	45,757	2,132,276
DST Systems Inc.(a)	38,352	2,401,986
Electronic Data Systems Corp.	353,386	9,735,784
FactSet Research Systems Inc.	28,223	1,594,035
Lexmark International Inc. Class A(a)(b)	66,806	4,890,199
NCR Corp.(a)	124,087	5,305,960
Network Appliance Inc.(a)	255,023	10,017,303
Riverbed Technology Inc.(a)(b)	5,613	172,319
SanDisk Corp.(a)	147,263	6,336,727
Synopsys Inc.(a)	97,734	2,612,430
Unisys Corp.(a)	235,155	1,843,615
Western Digital Corp.(a)	150,215	3,073,399

		73,109,795
COSMETICS & PERSONAL CARE—0.55%
Alberto-Culver Co.	52,453	1,125,117
Avon Products Inc.	306,913	10,140,406
Bare Escentuals Inc.(a)	11,461	356,093
Estee Lauder Companies Inc. (The) Class A	84,665	3,456,025

		15,077,641
DISTRIBUTION & WHOLESALE—0.79%
CDW Corp.	39,963	2,810,198
Fastenal Co.	85,542	3,069,247
Genuine Parts Co.	117,752	5,584,977
Grainger (W.W.) Inc.	52,089	3,643,105
Ingram Micro Inc. Class A(a)	95,208	1,943,195
Pool Corp.	35,872	1,405,106
Tech Data Corp.(a)	37,663	1,426,298
WESCO International Inc.(a)	32,850	1,931,909

		21,814,035
DIVERSIFIED FINANCIAL SERVICES—3.40%
Affiliated Managers Group Inc.(a)	21,264	2,235,484
AmeriCredit Corp.(a)	78,971	1,987,700
Ameriprise Financial Inc.	146,404	7,979,018
BlackRock Inc.	13,444	2,042,144
CBOT Holdings Inc. Class A(a)	36,016	5,455,344
CIT Group Inc.	136,008	7,585,166
E*TRADE Financial Corp.(a)	290,929	6,522,628
Eaton Vance Corp.	78,639	2,595,873
Edwards (A.G.) Inc.	52,092	3,296,903
Federated Investors Inc. Class B	62,235	2,102,298
First Marblehead Corp. (The)	31,061	1,697,484
IndyMac Bancorp Inc.	48,143	2,174,138
IntercontinentalExchange Inc.(a)	35,220	3,800,238
Investment Technology Group Inc.(a)	29,106	1,248,065

Janus Capital Group Inc.	135,504	2,925,531
Jefferies Group Inc.	80,557	2,160,539
Legg Mason Inc.	86,928	8,262,506
Nasdaq Stock Market Inc. (The)(a)	64,249	1,978,227
Nelnet Inc. Class A(a)	13,429	367,417
Nuveen Investments Inc. Class A	53,861	2,794,309
NYMEX Holdings Inc.(a)(b)	4,156	515,386
NYSE Group Inc.(a)(b)	106,253	10,327,792
Raymond James Financial Inc.	61,498	1,864,005
Rowe (T.) Price Group Inc.	181,002	7,922,458
Student Loan Corp. (The)	2,700	559,710
TD Ameritrade Holding Corp.	212,452	3,437,473

		93,837,836
ELECTRIC—6.52%
AES Corp. (The)(a)	448,713	9,889,635
Allegheny Energy Inc.(a)	111,337	5,111,482
Alliant Energy Corp.	80,005	3,021,789
Ameren Corp.	139,929	7,518,385
American Electric Power Co. Inc.	268,455	11,430,814
CenterPoint Energy Inc.	211,996	3,514,894
CMS Energy Corp.(a)	150,316	2,510,277
Consolidated Edison Inc.	167,514	8,052,398
Constellation Energy Group Inc.	121,989	8,401,382
DPL Inc.	77,536	2,153,950
DTE Energy Co.	121,226	5,868,551
Dynegy Inc. Class A(a)	256,081	1,854,026
Edison International	222,082	10,100,289
Energy East Corp.	100,398	2,489,870
Entergy Corp.	141,694	13,081,190
Great Plains Energy Inc.	53,882	1,713,448
Hawaiian Electric Industries Inc.(b)	54,942	1,491,675
MDU Resources Group Inc.	122,502	3,140,951
Mirant Corp.(a)	174,657	5,513,922
Northeast Utilities	104,483	2,942,241
NRG Energy Inc.(a)	86,259	4,831,367
NSTAR	72,615	2,495,051
OGE Energy Corp.	61,713	2,468,520
Pepco Holdings Inc.	129,592	3,370,688
PG&E Corp.	236,606	11,198,562
Pinnacle West Capital Corp.	67,527	3,422,944
PPL Corp.	259,375	9,296,000
Progress Energy Inc.	172,437	8,463,208
Puget Energy Inc.	78,748	1,997,049
Reliant Energy Inc.(a)	209,640	2,978,984
SCANA Corp.	78,604	3,192,894
Sierra Pacific Resources Corp.(a)	150,178	2,527,496
TECO Energy Inc.	141,903	2,444,989
Wisconsin Energy Corp.	79,672	3,781,233
WPS Resources Corp.	29,148	1,574,866
Xcel Energy Inc.	276,585	6,378,050

		180,223,070
ELECTRICAL COMPONENTS & EQUIPMENT—0.49%
American Power Conversion Corp.	116,803	3,573,004
AMETEK Inc.	72,264	2,300,886
Energizer Holdings Inc.(a)	39,026	2,770,456
Hubbell Inc. Class B	41,302	1,867,263
Molex Inc.	93,448	2,955,760

		13,467,369

ELECTRONICS—1.93%
Amphenol Corp. Class A	61,032	3,788,867
Applera Corp. - Applied Biosystems Group	126,123	4,627,453
Arrow Electronics Inc.(a)	82,849	2,613,886
Avnet Inc.(a)	87,046	2,222,284
AVX Corp.	34,080	504,043
Dolby Laboratories Inc. Class A(a)	23,528	729,839
Gentex Corp.	98,299	1,529,532
Jabil Circuit Inc.	124,660	3,060,403
Mettler Toledo International Inc.(a)	27,691	2,183,435
National Instruments Corp.	37,806	1,029,835
PerkinElmer Inc.	85,727	1,905,711
Sanmina-SCI Corp.(a)	359,103	1,238,905
Solectron Corp.(a)	612,211	1,971,319
Symbol Technologies Inc.	172,539	2,577,733
Tektronix Inc.	56,733	1,654,902
Thermo Fisher Scientific Inc.(a)	280,746	12,714,986
Thomas & Betts Corp.(a)	42,408	2,005,050
Trimble Navigation Ltd.(a)	37,057	1,879,902
Vishay Intertechnology Inc.(a)	115,497	1,563,829
Waters Corp.(a)	70,468	3,450,818

		53,252,732
ENERGY - ALTERNATE SOURCES—0.06%
Covanta Holding Corp.(a)	77,301	1,703,714

		1,703,714
ENGINEERING & CONSTRUCTION—0.43%
Fluor Corp.	59,693	4,873,933
Jacobs Engineering Group Inc.(a)	39,893	3,252,875
KBR Inc.(a)	17,306	452,725
Shaw Group Inc. (The)(a)	55,005	1,842,668
URS Corp.(a)	34,661	1,485,224

		11,907,425
ENTERTAINMENT—0.67%
DreamWorks Animation SKG Inc. Class A(a)	28,004	825,838
International Game Technology Inc.	231,116	10,677,559
International Speedway Corp. Class A	23,909	1,220,315
Penn National Gaming Inc.(a)	49,060	2,041,877
Regal Entertainment Group Class A	42,426	904,522
Scientific Games Corp. Class A(a)	44,864	1,356,239
Warner Music Group Corp.	62,516	1,434,742

		18,461,092
ENVIRONMENTAL CONTROL—0.33%
Allied Waste Industries Inc.(a)	169,517	2,083,364
Nalco Holding Co.(a)	71,923	1,471,545
Republic Services Inc.	80,895	3,290,000
Stericycle Inc.(a)	30,073	2,270,512

		9,115,421
FOOD—3.59%
Campbell Soup Co.	157,698	6,132,875
ConAgra Foods Inc.	354,029	9,558,783
Corn Products International Inc.	50,293	1,737,120
Dean Foods Co.(a)	92,662	3,917,749
Del Monte Foods Co.	135,278	1,492,116
Heinz (H.J.) Co.	228,339	10,277,538
Hershey Co. (The)	120,350	5,993,430
Hormel Foods Corp.	50,076	1,869,838
Kroger Co.	492,588	11,364,005
McCormick & Co. Inc. NVS	90,203	3,478,228
Safeway Inc.	306,777	10,602,213

Sara Lee Corp.	518,203	8,824,997
Smithfield Foods Inc.(a)	66,429	1,704,568
Smucker (J.M.) Co. (The)	39,491	1,914,129
SUPERVALU Inc.	139,486	4,986,625
Tyson Foods Inc. Class A	150,968	2,483,424
Whole Foods Market Inc.	95,486	4,481,158
Wrigley (William Jr.) Co.	160,025	8,276,493

		99,095,289
FOREST PRODUCTS & PAPER—0.64%
Louisiana-Pacific Corp.	72,856	1,568,590
MeadWestvaco Corp.	123,359	3,708,172
Plum Creek Timber Co. Inc.	125,638	5,006,674
Rayonier Inc.	51,996	2,134,436
Smurfit-Stone Container Corp.(a)	174,367	1,841,316
Temple-Inland Inc.	75,178	3,460,443

		17,719,631
GAS—1.12%
AGL Resources Inc.	52,921	2,059,156
Atmos Energy Corp.	55,060	1,756,965
Energen Corp.	49,911	2,342,822
KeySpan Corp.	119,274	4,911,703
NiSource Inc.	185,832	4,478,551
Sempra Energy	176,592	9,896,216
Southern Union Co.	72,378	2,022,965
UGI Corp.	71,488	1,950,193
Vectren Corp.	51,601	1,459,276

		30,877,847
HAND & MACHINE TOOLS—0.42%
Black & Decker Corp.	46,503	3,718,845
Kennametal Inc.	26,846	1,579,887
Lincoln Electric Holdings Inc.	28,777	1,738,706
Snap-On Inc.	39,423	1,878,112
Stanley Works (The)	55,273	2,779,679

		11,695,229
HEALTH CARE - PRODUCTS—2.34%
Advanced Medical Optics Inc.(a)	40,258	1,417,082
Bard (C.R.) Inc.	70,632	5,860,337
Bausch & Lomb Inc.	36,729	1,912,112
Beckman Coulter Inc.	42,930	2,567,214
Biomet Inc.	167,864	6,927,747
Cooper Companies Inc.	30,574	1,360,543
Cytyc Corp.(a)	77,624	2,196,759
Dade Behring Holdings Inc.	59,211	2,357,190
DENTSPLY International Inc.	107,494	3,208,696
Edwards Lifesciences Corp.(a)	39,988	1,881,036
Gen-Probe Inc.(a)	34,977	1,831,746
Henry Schein Inc.(a)	60,108	2,944,090
Hillenbrand Industries Inc.	41,694	2,373,639
IDEXX Laboratories Inc.(a)	21,415	1,698,210
Intuitive Surgical Inc.(a)	24,861	2,384,170
Kinetic Concepts Inc.(a)	29,607	1,170,957
Patterson Companies Inc.(a)	94,397	3,352,037
ResMed Inc.(a)	51,278	2,523,903
Respironics Inc.(a)	49,292	1,860,773
St. Jude Medical Inc.(a)	246,062	8,996,027
TECHNE Corp.(a)	26,676	1,479,184
Varian Medical Systems Inc.(a)	89,542	4,259,513

		64,562,965

HEALTH CARE - SERVICES—2.06%
Brookdale Senior Living Inc.	12,656	607,488
Community Health Systems Inc.(a)	66,791	2,439,207
Covance Inc.(a)	32,571	1,918,758
Coventry Health Care Inc.(a)	109,429	5,476,922
DaVita Inc.(a)	70,347	4,001,337
Health Management Associates Inc. Class A	163,886	3,459,633
Health Net Inc.(a)	78,525	3,821,027
Humana Inc.(a)	110,538	6,113,857
Laboratory Corp. of America Holdings(a)	85,054	6,248,917
LifePoint Hospitals Inc.(a)	38,973	1,313,390
Lincare Holdings Inc.(a)	65,001	2,589,640
Manor Care Inc.	50,072	2,349,378
Pediatrix Medical Group Inc.(a)	32,854	1,606,561
Quest Diagnostics Inc.	107,967	5,722,251
Sierra Health Services Inc.(a)	37,656	1,357,122
Tenet Healthcare Corp.(a)	322,205	2,245,769
Triad Hospitals Inc.(a)	59,516	2,489,554
Universal Health Services Inc. Class B	30,995	1,718,053
Wellcare Health Plans Inc.(a)	21,949	1,512,286

		56,991,150
HOLDING COMPANIES - DIVERSIFIED—0.14%
Leucadia National Corp.	111,071	3,132,202
Walter Industries Inc.	29,492	797,759

		3,929,961
HOME BUILDERS—1.24%
Beazer Homes USA Inc.	27,753	1,304,669
Centex Corp.	82,717	4,654,486
Horton (D.R.) Inc.	213,211	5,647,959
KB Home	55,164	2,828,810
Lennar Corp. Class A	92,956	4,876,472
M.D.C. Holdings Inc.	23,709	1,352,598
NVR Inc.(a)	3,193	2,059,485
Pulte Homes Inc.	144,969	4,801,373
Ryland Group Inc.	29,179	1,593,757
Standard-Pacific Corp.	45,665	1,223,365
Thor Industries Inc.	23,935	1,052,901
Toll Brothers Inc.(a)	88,371	2,848,197

		34,244,072
HOME FURNISHINGS—0.31%
Harman International Industries Inc.	45,595	4,555,396
Whirlpool Corp.	49,685	4,124,849

		8,680,245
HOUSEHOLD PRODUCTS & WARES—0.88%
Avery Dennison Corp.	64,248	4,364,367
Church & Dwight Co. Inc.	43,856	1,870,458
Clorox Co. (The)	102,915	6,601,997
Fortune Brands Inc.	99,951	8,534,816
Jarden Corp.(a)	35,188	1,224,191
Scotts Miracle-Gro Co. (The) Class A	31,738	1,639,268

		24,235,097
HOUSEWARES—0.25%
Newell Rubbermaid Inc.	188,727	5,463,647
Toro Co. (The)	28,913	1,348,213

		6,811,860
INSURANCE—3.96%
Alleghany Corp.(a)	3,269	1,188,608

Ambac Financial Group Inc.	72,103	6,422,214
American Financial Group Inc.	57,916	2,079,764
American National Insurance Co.	9,528	1,087,240
Aon Corp.	217,163	7,674,540
Assurant Inc.	87,927	4,857,967
Berkley (W.R.) Corp.	109,937	3,793,926
Brown & Brown Inc.	76,307	2,152,620
CIGNA Corp.	69,916	9,198,848
Cincinnati Financial Corp.	106,179	4,810,970
CNA Financial Corp.(a)	16,329	658,385
Conseco Inc.(a)	102,876	2,055,462
Erie Indemnity Co. Class A	33,834	1,961,695
Fidelity National Financial Inc.	145,894	3,483,949
First American Corp.	57,938	2,356,918
Gallagher (Arthur J.) & Co.	65,639	1,939,632
Hanover Insurance Group Inc. (The)	34,419	1,679,647
HCC Insurance Holdings Inc.	75,567	2,424,945
Markel Corp.(a)	6,577	3,157,618
MBIA Inc.	91,897	6,713,995
Mercury General Corp.	17,817	939,490
MGIC Investment Corp.	56,722	3,547,394
Nationwide Financial Services Inc.	33,171	1,797,868
Old Republic International Corp.	156,513	3,643,623
Philadelphia Consolidated Holding Corp.(a)	37,342	1,663,960
PMI Group Inc. (The)	54,295	2,561,095
Protective Life Corp.	47,485	2,255,538
Radian Group Inc.	56,064	3,022,410
Reinsurance Group of America Inc.	19,533	1,087,988
SAFECO Corp.	81,260	5,082,813
StanCorp Financial Group Inc.	37,090	1,670,905
Torchmark Corp.	68,393	4,360,738
Transatlantic Holdings Inc.	18,040	1,120,284
Unitrin Inc.	32,160	1,611,538
UnumProvident Corp.	233,459	4,851,278
Wesco Financial Corp.	971	446,660

		109,362,525
INTERNET—1.65%
Akamai Technologies Inc.(a)(b)	105,331	5,595,183
Amazon.com Inc.(a)	212,816	8,397,719
CheckFree Corp.(a)	56,198	2,256,912
Emdeon Corp.(a)	123,672	1,532,296
Expedia Inc.(a)	148,286	3,111,040
F5 Networks Inc.(a)	27,507	2,041,294
IAC/InterActiveCorp(a)	118,708	4,411,189
Liberty Media Holding Corp. - Liberty Interactive Group Series A(a)	448,448	9,673,023
McAfee Inc.(a)	109,028	3,094,215
NutriSystem Inc.(a)(b)	21,745	1,378,416
VeriSign Inc.(a)	167,379	4,025,465
WebMD Health Corp. Class A(a)(b)	4,778	191,216

		45,707,968
INVESTMENT COMPANIES—0.27%
Allied Capital Corp.(b)	95,229	3,112,084
American Capital Strategies Ltd.	96,894	4,482,316

		7,594,400
IRON & STEEL—0.65%
Allegheny Technologies Inc.	68,395	6,202,059
Carpenter Technology Corp.	17,249	1,768,367
Reliance Steel & Aluminum Co.	44,893	1,767,886
Steel Dynamics Inc.	62,915	2,041,592

United States Steel Corp.	83,954	6,140,396

		17,920,300
LEISURE TIME—0.64%
Brunswick Corp.	63,609	2,029,127
Harley-Davidson Inc.	183,068	12,900,802
Sabre Holdings Corp.	90,236	2,877,626

		17,807,555
LODGING—1.51%
Boyd Gaming Corp.	29,649	1,343,396
Choice Hotels International Inc.	22,598	951,376
Harrah’s Entertainment Inc.	126,121	10,432,729
Hilton Hotels Corp.	262,191	9,150,466
MGM Mirage(a)	81,524	4,675,401
Starwood Hotels & Resorts Worldwide Inc.	148,088	9,255,500
Station Casinos Inc.	32,623	2,664,320
Wynn Resorts Ltd.	33,477	3,141,816

		41,615,004
MACHINERY—1.17%
AGCO Corp.(a)	61,446	1,901,139
Cummins Inc.	33,842	3,999,448
Flowserve Corp.(a)	38,369	1,936,483
Gardner Denver Inc.(a)	35,477	1,323,647
Graco Inc.	46,438	1,839,874
IDEX Corp.	36,186	1,715,578
Joy Global Inc.	84,408	4,080,283
Manitowoc Co. Inc. (The)	41,608	2,472,763
Rockwell Automation Inc.	116,247	7,100,367
Terex Corp.(a)	68,393	4,416,820
Zebra Technologies Corp. Class A(a)	47,985	1,669,398

		32,455,800
MANUFACTURING—2.44%
Brink’s Co. (The)	32,797	2,096,384
Carlisle Companies Inc.	20,851	1,636,804
Crane Co.	35,919	1,316,072
Donaldson Co. Inc.	50,141	1,740,394
Dover Corp.	139,116	6,819,466
Eastman Kodak Co.(b)	196,009	5,057,032
Eaton Corp.	102,355	7,690,955
Harsco Corp.	28,513	2,169,839
ITT Industries Inc.	126,185	7,169,832
Leggett & Platt Inc.	124,028	2,964,269
Pall Corp.	84,959	2,935,333
Parker Hannifin Corp.	82,074	6,309,849
Pentair Inc.	69,605	2,185,597
Roper Industries Inc.	59,097	2,969,033
SPX Corp.	40,622	2,484,442
Teleflex Inc.	27,297	1,762,294
Textron Inc.	88,683	8,315,805
Trinity Industries Inc.	53,623	1,887,530

		67,510,930
MEDIA—2.51%
Cablevision Systems Corp.	147,870	4,211,338
CTC Media Inc.(a)	17,136	411,435
Discovery Holding Co. Class A(a)	191,496	3,081,171
Dow Jones & Co. Inc.	40,601	1,542,838
EchoStar Communications Corp.(a)	140,294	5,335,381
Gannett Co. Inc.	162,100	9,800,566
Hearst-Argyle Television Inc.	17,881	455,966

Liberty Global Inc. Class A(a)	273,384	7,969,144
Liberty Media Holding Corp. - Liberty Capital Group Series A(a)	95,718	9,378,450
McClatchy Co. (The) Class A	37,786	1,636,134
Meredith Corp.	20,920	1,178,842
New York Times Co. Class A(b)	89,833	2,188,332
Scripps (E.W.) Co. Class A	57,062	2,849,676
Sirius Satellite Radio Inc.(a)(b)	959,158	3,395,419
Tribune Co.	124,089	3,819,459
Univision Communications Inc. Class A(a)	146,843	5,201,179
Washington Post Co. (The) Class B	3,798	2,831,789
Wiley (John) & Sons Inc. Class A	29,788	1,145,944
XM Satellite Radio Holdings Inc. Class A(a)	196,453	2,838,746

		69,271,809
METAL FABRICATE & HARDWARE—0.40%
Commercial Metals Co.	81,777	2,109,847
Precision Castparts Corp.	92,201	7,217,494
Timken Co. (The)	57,092	1,665,945

		10,993,286
MINING—0.54%
Freeport-McMoRan Copper & Gold Inc.	128,441	7,158,017
Southern Copper Corp.(b)	9,084	489,537
Titanium Metals Corp.(a)	53,731	1,585,602
Vulcan Materials Co.	64,411	5,788,617

		15,021,773
OFFICE & BUSINESS EQUIPMENT—0.66%
Pitney Bowes Inc.	151,449	6,995,429
Xerox Corp.(a)	657,869	11,150,880

		18,146,309
OFFICE FURNISHINGS—0.09%
HNI Corp.	33,364	1,481,695
Steelcase Inc. Class A	51,928	943,012

		2,424,707
OIL & GAS—3.36%
Cabot Oil & Gas Corp.	33,167	2,011,579
Cheniere Energy Inc.(a)(b)	37,766	1,090,304
Chesapeake Energy Corp.	273,006	7,930,824
Cimarex Energy Co.	56,104	2,047,796
CNX Gas Corp.(a)	18,781	478,916
Denbury Resources Inc.(a)	80,899	2,248,183
Diamond Offshore Drilling Inc.	40,166	3,210,870
ENSCO International Inc.	104,860	5,249,292
Forest Oil Corp.(a)	37,198	1,215,631
Frontier Oil Corp.	76,972	2,212,175
Helmerich & Payne Inc.	72,011	1,762,109
Hess Corp.	164,935	8,175,828
Holly Corp.	32,578	1,674,509
Murphy Oil Corp.	127,323	6,474,375
Newfield Exploration Co.(a)	87,630	4,026,599
Noble Energy Inc.	120,853	5,930,257
Patterson-UTI Energy Inc.	108,612	2,523,057
Pioneer Natural Resources Co.	83,772	3,324,911
Plains Exploration & Production Co.(a)	53,510	2,543,330
Pogo Producing Co.	39,361	1,906,647
Pride International Inc.(a)	110,265	3,309,053
Quicksilver Resources Inc.(a)	42,438	1,552,806
Range Resources Corp.	93,819	2,576,270
Rowan Companies Inc.	74,973	2,489,104

Southwestern Energy Co.(a)	114,277	4,005,409
St. Mary Land & Exploration Co.	38,724	1,426,592
Sunoco Inc.	84,004	5,238,489
Tesoro Corp.	46,669	3,069,420
TODCO(a)	39,632	1,354,225
Unit Corp.(a)	31,111	1,507,328
W&T Offshore Inc.	13,447	413,092

		92,978,980
OIL & GAS SERVICES—1.49%
BJ Services Co.	204,094	5,984,036
Cameron International Corp.(a)	78,698	4,174,929
Dresser-Rand Group Inc.(a)	21,785	533,079
FMC Technologies Inc.(a)	46,498	2,865,672
Global Industries Ltd.(a)	59,370	774,185
Grant Prideco Inc.(a)	89,182	3,546,768
Helix Energy Solutions Group Inc.(a)	61,850	1,940,235
National Oilwell Varco Inc.(a)	119,247	7,295,531
Oceaneering International Inc.(a)	36,489	1,448,613
SEACOR Holdings Inc.(a)	15,315	1,518,329
Smith International Inc.	145,937	5,993,633
Superior Energy Services Inc.(a)	54,124	1,768,772
Tetra Technologies Inc.(a)	48,440	1,239,095
Tidewater Inc.	40,973	1,981,454

		41,064,331
PACKAGING & CONTAINERS—0.74%
Ball Corp.	71,245	3,106,282
Bemis Co. Inc.	71,259	2,421,381
Crown Holdings Inc.(a)	113,989	2,384,650
Owens-Illinois Inc.(a)	105,047	1,938,117
Packaging Corp. of America	55,071	1,217,069
Pactiv Corp.(a)	90,929	3,245,256
Sealed Air Corp.	55,527	3,604,813
Sonoco Products Co.	67,333	2,562,694

		20,480,262
PHARMACEUTICALS—2.50%
Abraxis BioScience Inc.(a)	17,818	487,144
Allergan Inc.	101,850	12,195,519
AmerisourceBergen Corp.	134,156	6,031,654
Amylin Pharmaceuticals Inc.(a)(b)	76,602	2,763,034
Barr Pharmaceuticals Inc.(a)	72,308	3,624,077
Cephalon Inc.(a)	41,345	2,911,101
Endo Pharmaceuticals Holdings Inc.(a)	90,458	2,494,832
Express Scripts Inc.(a)	78,611	5,628,548
Forest Laboratories Inc.(a)	222,105	11,238,513
Hospira Inc.(a)	106,360	3,571,569
ImClone Systems Inc.(a)	47,738	1,277,469
King Pharmaceuticals Inc.(a)	162,914	2,593,591
Mylan Laboratories Inc.	143,038	2,855,038
Omnicare Inc.	82,457	3,185,314
Sepracor Inc.(a)	74,116	4,564,063
VCA Antech Inc.(a)	56,368	1,814,486
Watson Pharmaceuticals Inc.(a)	69,906	1,819,653

		69,055,605
PIPELINES—1.42%
El Paso Corp.	474,555	7,251,200
Equitable Resources Inc.	82,104	3,427,842
Kinder Morgan Inc.	72,571	7,674,383
National Fuel Gas Co.	57,042	2,198,399
ONEOK Inc.	75,318	3,247,712

Questar Corp.	58,314	4,842,978
Williams Companies Inc.	405,640	10,595,317

		39,237,831
REAL ESTATE—0.43%
CB Richard Ellis Group Inc. Class A(a)	126,068	4,185,458
Forest City Enterprises Inc. Class A	47,910	2,797,944
Jones Lang LaSalle Inc.	24,312	2,240,837
St. Joe Co. (The)(b)	51,000	2,732,070

		11,956,309
REAL ESTATE INVESTMENT TRUSTS—6.69%
AMB Property Corp.	59,921	3,511,970
Annaly Capital Management Inc.	135,447	1,884,068
Apartment Investment & Management Co. Class A	66,206	3,708,860
Archstone-Smith Trust	145,702	8,481,313
AvalonBay Communities Inc.	50,745	6,599,387
Boston Properties Inc.	77,824	8,706,949
Brandywine Realty Trust	61,738	2,052,789
BRE Properties Inc. Class A	34,859	2,266,532
Camden Property Trust	38,337	2,831,187
CapitalSource Inc.	63,344	1,729,925
CBL & Associates Properties Inc.	43,646	1,892,054
Colonial Properties Trust	30,766	1,442,310
Developers Diversified Realty Corp.	77,652	4,888,193
Douglas Emmett Inc.	50,280	1,336,945
Duke Realty Corp.	91,882	3,757,974
Equity Office Properties Trust	249,508	12,018,800
Equity Residential	198,511	10,074,433
Essex Property Trust Inc.	15,542	2,008,804
Federal Realty Investment Trust	36,093	3,067,905
General Growth Properties Inc.	117,251	6,124,020
Global Signal Inc.	11,498	605,600
Health Care Property Investors Inc.	135,180	4,977,328
Health Care REIT Inc.	42,124	1,812,174
Hospitality Properties Trust	52,865	2,512,673
Host Hotels & Resorts Inc.	352,822	8,661,780
HRPT Properties Trust	142,341	1,757,911
iStar Financial Inc.	86,033	4,114,098
Kilroy Realty Corp.	21,735	1,695,330
Kimco Realty Corp.	151,022	6,788,439
Liberty Property Trust(b)	60,712	2,983,388
Macerich Co. (The)	48,902	4,233,446
Mack-Cali Realty Corp.	42,356	2,160,156
New Century Financial Corp.	30,728	970,698
New Plan Excel Realty Trust Inc.	71,000	1,951,080
ProLogis	166,976	10,147,131
Public Storage Inc.	82,834	8,076,315
Reckson Associates Realty Corp.	56,599	2,580,914
Regency Centers Corp.	46,693	3,649,992
SL Green Realty Corp.	31,179	4,139,948
Taubman Centers Inc.	35,801	1,820,839
Thornburg Mortgage Inc.(b)	75,925	1,907,995
United Dominion Realty Trust Inc.	91,372	2,904,716
Ventas Inc.	70,666	2,990,585
Vornado Realty Trust	86,719	10,536,359
Weingarten Realty Investors	54,607	2,517,929

		184,881,242
RETAIL—5.67%
Abercrombie & Fitch Co. Class A	59,922	4,172,369
Advance Auto Parts Inc.	73,384	2,609,535

American Eagle Outfitters Inc.	116,588	3,638,712
AnnTaylor Stores Corp.(a)	49,177	1,614,973
AutoNation Inc.(a)	106,879	2,278,660
AutoZone Inc.(a)	34,554	3,993,060
Barnes & Noble Inc.	35,255	1,399,976
Bed Bath & Beyond Inc.(a)	192,334	7,327,925
BJ’s Wholesale Club Inc.(a)	45,772	1,423,967
Brinker International Inc.	86,496	2,608,719
Burger King Holdings Inc.(a)	16,828	355,071
CarMax Inc.(a)	71,681	3,844,252
Cheesecake Factory Inc. (The)(a)(b)	54,237	1,334,230
Chico’s FAS Inc.(a)	122,511	2,534,753
Circuit City Stores Inc.	120,907	2,294,815
Claire’s Stores Inc.	67,176	2,226,213
Coldwater Creek Inc.(a)	40,192	985,508
Copart Inc.(a)	47,969	1,439,070
Darden Restaurants Inc.	100,984	4,056,527
Dick’s Sporting Goods Inc.(a)	24,751	1,212,551
Dillard’s Inc. Class A	42,388	1,482,308
Dollar General Corp.	215,680	3,463,821
Dollar Tree Stores Inc.(a)	71,731	2,159,103
Family Dollar Stores Inc.	105,686	3,099,770
Foot Locker Inc.	105,718	2,318,396
GameStop Corp. Class A(a)	44,640	2,460,110
Limited Brands Inc.	232,773	6,736,451
MSC Industrial Direct Co. Inc. Class A	25,443	996,093
Nordstrom Inc.	160,837	7,935,698
Office Depot Inc.(a)	196,081	7,484,412
OfficeMax Inc.	48,324	2,399,287
O’Reilly Automotive Inc.(a)	76,940	2,466,696
OSI Restaurant Partners Inc.	45,338	1,777,250
Panera Bread Co. Class A(a)	20,382	1,139,558
Penney (J.C.) Co. Inc.	159,865	12,367,156
PetSmart Inc.	95,269	2,749,463
RadioShack Corp.	91,925	1,542,502
Rite Aid Corp.(a)	359,760	1,957,094
Ross Stores Inc.	97,646	2,861,028
Saks Inc.	92,374	1,646,105
Sally Beauty Co. Inc.(a)	52,453	409,133
Tiffany & Co.	95,979	3,766,216
Tim Hortons Inc.	130,380	3,775,805
TJX Companies Inc.	312,208	8,904,172
Tractor Supply Co.(a)	24,369	1,089,538
United Auto Group Inc.	36,894	869,592
Urban Outfitters Inc.(a)	78,657	1,811,471
Wendy’s International Inc.	78,566	2,599,749
Williams-Sonoma Inc.	65,311	2,053,378
Yum! Brands Inc.	185,348	10,898,462

		156,570,703
SAVINGS & LOANS—0.76%
Astoria Financial Corp.	61,944	1,868,231
Capitol Federal Financial	14,807	568,885
Hudson City Bancorp Inc.	395,323	5,487,083
New York Community Bancorp Inc.	200,752	3,232,107
People’s Bank	39,583	1,766,193
Sovereign Bancorp Inc.	267,641	6,795,405
Washington Federal Inc.	59,145	1,391,682

		21,109,586
SEMICONDUCTORS—3.62%
Agere Systems Inc.(a)	115,079	2,206,064
Altera Corp.(a)	244,779	4,817,251

Analog Devices Inc.	233,202	7,665,350
Atmel Corp.(a)	292,156	1,767,544
Cree Inc.(a)(b)	53,176	921,008
Cypress Semiconductor Corp.(a)	95,810	1,616,315
Fairchild Semiconductor International Inc. Class A(a)	83,302	1,400,307
Integrated Device Technology Inc.(a)	136,033	2,105,791
International Rectifier Corp.(a)	49,017	1,888,625
Intersil Corp. Class A	96,319	2,303,950
KLA-Tencor Corp.	135,836	6,757,841
Lam Research Corp.(a)	95,867	4,852,788
Linear Technology Corp.	207,142	6,280,545
LSI Logic Corp.(a)	271,364	2,442,276
Maxim Integrated Products Inc.	218,725	6,697,360
MEMC Electronic Materials Inc.(a)	99,969	3,912,787
Microchip Technology Inc.	146,138	4,778,713
Micron Technology Inc.(a)	494,755	6,906,780
National Semiconductor Corp.	227,984	5,175,237
Novellus Systems Inc.(a)	86,557	2,979,292
NVIDIA Corp.(a)	240,310	8,893,873
PMC-Sierra Inc.(a)	138,698	930,664
QLogic Corp.(a)	109,666	2,403,879
Rambus Inc.(a)	60,642	1,147,953
Silicon Laboratories Inc.(a)	34,454	1,193,831
Spansion Inc. Class A(a)	30,779	457,376
Teradyne Inc.(a)	135,741	2,030,685
Xilinx Inc.	234,363	5,580,183

		100,114,268
SOFTWARE—3.65%
Activision Inc.(a)	188,983	3,258,067
Acxiom Corp.	53,168	1,363,759
Autodesk Inc.(a)	157,571	6,375,323
BEA Systems Inc.(a)	265,297	3,337,436
BMC Software Inc.(a)	145,049	4,670,578
CA Inc.	282,191	6,391,626
Cerner Corp.(a)	43,688	1,987,804
Citrix Systems Inc.(a)	124,035	3,355,147
Compuware Corp.(a)	241,270	2,009,779
Dun & Bradstreet Corp.(a)	42,766	3,540,597
Electronic Arts Inc.(a)	207,045	10,426,786
Fair Isaac Corp.	43,078	1,751,121
Fidelity National Information Services Inc.	128,732	5,160,866
Fiserv Inc.(a)	119,845	6,282,275
Global Payments Inc.	45,789	2,120,031
IMS Health Inc.	136,013	3,737,637
Intuit Inc.(a)	237,620	7,249,786
MasterCard Inc. Class A	41,938	4,130,474
MoneyGram International Inc.	57,461	1,801,977
NAVTEQ Corp.(a)(b)	63,087	2,206,152
Novell Inc.(a)	233,441	1,447,334
Paychex Inc.	229,109	9,058,970
Red Hat Inc.(a)	124,919	2,873,137
Salesforce.com Inc.(a)	57,812	2,107,247
SEI Investments Co.	42,712	2,543,927
Total System Services Inc.	25,226	665,714
VeriFone Holdings Inc.(a)	26,120	924,648

		100,778,198
TELECOMMUNICATIONS—3.21%
ADC Telecommunications Inc.(a)	80,563	1,170,580
American Tower Corp. Class A(a)	285,976	10,661,185
Avaya Inc.(a)	315,306	4,407,978

CenturyTel Inc.	79,076	3,452,458
Ciena Corp.(a)	57,074	1,581,521
Citizens Communications Co.	221,161	3,178,084
Comverse Technology Inc.(a)	138,108	2,915,460
Crown Castle International Corp.(a)(b)	137,405	4,438,182
Embarq Corp.	101,563	5,338,151
Harris Corp.	91,450	4,193,897
JDS Uniphase Corp.(a)	139,610	2,325,903
Juniper Networks Inc.(a)	385,787	7,306,806
Leap Wireless International Inc.(a)	32,860	1,954,184
Level 3 Communications Inc.(a)	799,054	4,474,702
NeuStar Inc. Class A(a)	42,841	1,389,762
NII Holdings Inc. Class B(a)	93,942	6,053,622
NTL Inc.	198,193	5,002,391
Qwest Communications International Inc.(a)	1,077,398	9,017,818
SBA Communications Corp.(a)	69,925	1,922,938
TeleCorp PCS Inc. Escrow(c)	404	0
Telephone & Data Systems Inc.	74,256	4,034,328
Tellabs Inc.(a)	304,927	3,128,551
United States Cellular Corp.(a)	10,592	737,097

		88,685,598
TEXTILES—0.24%
Cintas Corp.	95,546	3,794,132
Mohawk Industries Inc.(a)	36,089	2,701,623

		6,495,755
TOYS, GAMES & HOBBIES—0.32%
Hasbro Inc.	108,581	2,958,832
Mattel Inc.	265,608	6,018,677

		8,977,509
TRANSPORTATION—1.34%
Alexander & Baldwin Inc.	30,013	1,330,776
C.H. Robinson Worldwide Inc.	118,429	4,842,562
Con-way Inc.	32,577	1,434,691
CSX Corp.	302,050	10,399,582
Expeditors International Washington Inc.	145,554	5,894,937
Hunt (J.B.) Transport Services Inc.	70,217	1,458,407
Kansas City Southern Industries Inc.(a)	51,013	1,478,357
Kirby Corp.(a)	35,755	1,220,318
Laidlaw International Inc.	55,651	1,693,460
Landstar System Inc.	39,996	1,527,047
Overseas Shipholding Group Inc.	20,066	1,129,716
Ryder System Inc.	41,441	2,115,977
Swift Transportation Co. Inc.(a)	36,592	961,272
YRC Worldwide Inc.(a)	38,914	1,468,225

		36,955,327
TRUCKING & LEASING—0.05%
GATX Corp.	30,473	1,320,395

		1,320,395
WATER—0.07%
Aqua America Inc.(b)	87,959	2,003,706

		2,003,706

TOTAL COMMON STOCKS
(Cost: $2,387,787,259)		2,758,726,264

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—1.79%

CERTIFICATES OF DEPOSIT (d)—0.04%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$241,915	241,915
Washington Mutual Bank
5.33%, 03/19/07	863,983	863,983

		1,105,898
COMMERCIAL PAPER (d)—0.35%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(e)	363,257	358,054
Aspen Funding Corp.
5.26%, 02/21/07(e)	224,636	222,995
Beta Finance Inc.
5.27%, 01/25/07(e)	69,119	68,886
BNP Paribas Finance Inc.
5.12%, 06/06/07	120,958	118,294
CAFCO LLC
5.26%, 01/30/07(e)	172,797	172,090
Cantabric Finance LLC
5.25%-5.26%, 01/25/07-03/06/07(e)	414,712	411,708
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(e)	407,800	402,796
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(e)	34,559	34,514
Curzon Funding LLC
5.24%, 02/27/07(e)	189,558	188,013
Edison Asset Securitization LLC
5.21%, 04/11/07(e)	143,224	141,172
Eureka Securitization
5.26%, 02/09/07(e)	431,992	429,593
Five Finance Inc.
5.22%, 04/20/07(e)	158,973	156,483
General Electric Capital Corp.
5.12%, 06/04/07(e)	259,195	253,560
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(e)	566,773	561,296
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(e)	673,907	659,938
KKR Atlantic Funding Trust
5.32%, 01/03/07(e)	259,195	259,157
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(e)	1,137,334	1,130,513
Lockhart Funding LLC
5.28%, 02/09/07(e)	345,593	343,667
Nationwide Building Society
5.21%, 04/13/07(e)	328,314	323,515
Nestle Capital Corp.
5.19%, 08/09/07(e)	207,356	200,809
Norddeutsche Landesbank
5.27%, 02/15/07	328,314	326,201
Polonius Inc.
5.26%, 02/20/07(e)	97,734	97,034
Regency Markets No. 1 LLC
5.32%, 01/22/07(e)	114,851	114,512
Sedna Finance Inc.
5.22%, 04/17/07(e)	196,988	193,989
Societe Generale
5.18%, 05/16/07	863,983	847,325

Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(e)	876,936	868,491
Thornburg Mortgage Capital Resources
5.28%, 01/17/07-03/12/07(e)	425,771	422,830
Three Pillars Funding Corp.
5.26%, 02/14/07(e)	201,961	200,692

		9,508,127
MEDIUM-TERM NOTES (d)—0.04%
Bank of America N.A.
5.28%, 04/20/07	86,398	86,398
Cullinan Finance Corp.
5.71%, 06/28/07(e)	259,195	259,195
K2 USA LLC
5.39%, 06/04/07(e)	259,195	259,195
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(e)	404,344	404,344

		1,009,132
MONEY MARKET FUNDS—0.10%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(f)(g)	2,826,149	2,826,149

		2,826,149
REPURCHASE AGREEMENTS (d)—0.34%
Banc of America Securities LLC, 5.36%, due 1/2/07, maturity value $691,599 (collateralized by non-U.S. Government debt securities, value $712,736, 4.25% to 8.00%, 3/1/08 to 7/15/17).	$691,187	691,187
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $1,210,299 (collateralized by non-U.S. Government debt securities, value $1,331,329, 1.00% to 8.84%, 8/3/14 to 12/25/46).	1,209,577	1,209,577
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $518,699 (collateralized by U.S. Government obligations, value $529,076, 0.00% to 11.00%, 1/1/08 to 1/1/37).	518,390	518,390
BNP Securities Corp., 5.36%, due 1/2/07, maturity value $34,580 (collateralized by non-U.S. Government debt securities, value $36,329, 5.46%, 3/15/08).	34,559	34,559
Citigroup Global Markets Holdings Inc., 5.36%, due 1/2/07, maturity value $1,210,298 (collateralized by non-U.S. Government debt securities, value $1,271,507, 3.78% to 7.41%, 11/25/19 to 10/25/45).	1,209,577	1,209,577
Citigroup Global Markets Holdings Inc., 5.42%, due 1/2/07, maturity value $380,382 (collateralized by non-U.S. Government debt securities, value $424,036, 0.00% to 10.00%, 6/1/28 to 11/16/36).	380,153	380,153
Citigroup Global Markets Holdings Inc., 5.46%, due 1/2/07, maturity value $207,482 (collateralized by non-U.S. Government debt securities, value $231,293, 0.00% to 10.00%, 6/1/28 to 11/16/36).	207,356	207,356

Goldman Sachs & Co. Inc., 5.35%, due 1/2/07, maturity value $691,598 (collateralized by non-U.S. Government debt securities, value $719,194, 0.00% to 10.00%, 1/23/07 to 5/15/44).	691,187	691,187
Goldman Sachs Group Inc., 5.36%, due 1/2/07, maturity value $128,315 (collateralized by non-U.S. Government debt securities, value $133,394, 0.00% to 10.00%, 1/23/07 to 5/15/44).	128,239	128,239
Goldman Sachs Group Inc., 5.46%, due 1/2/07, maturity value $207,482 (collateralized by non-U.S. Government debt securities, value $215,761, 0.00% to 10.00%, 1/23/07 to 5/15/44).	207,356	207,356
Greenwich Capital Markets Inc., 5.46%, due 1/2/07, maturity value $172,902 (collateralized by non-U.S. Government debt securities, value $191,216, 5.58%, 1/8/36).	172,797	172,797
HSBC Securities Inc., 5.36%, due 1/2/07, maturity value $172,900 (collateralized by non-U.S. Government debt securities, value $181,661, 3.16% to 5.32%, 5/15/34 to 6/1/46).	172,797	172,797
JP Morgan Securities Inc., 5.41%, due 1/2/07, maturity value $86,450 (collateralized by non-U.S. Government debt securities, value $90,831, 5.75% to 8.75%, 10/1/08 to 9/15/25).	86,398	86,398
Lehman Brothers Holdings Inc., 5.36%, due 1/2/07, maturity value $691,599 (collateralized by non-U.S. Government debt securities, value $712,744, 3.34% to 8.75%, 6/15/07 to 12/1/66).	691,187	691,187
Lehman Brothers Holdings Inc., 5.44%, due 1/2/07, maturity value $259,352 (collateralized by non-U.S. Government debt securities, value $267,134, 5.50% to 8.88%, 4/15/11 to 12/1/66).	259,195	259,195
Merrill Lynch & Co. Inc., 5.36%, due 1/2/07, maturity value $691,599 (collateralized by non-U.S. Government debt securities, value $714,129, 0.00% to 10.13%, 6/15/07 to 9/1/26).	691,187	691,187
Merrill Lynch & Co. Inc., 5.44%, due 1/2/07, maturity value $345,802 (collateralized by non-U.S. Government debt securities, value $356,177, 4.37% to 7.75%, 3/3/08 to 12/1/25).	345,593	345,593
Morgan Stanley, 5.36%, due 1/2/07, maturity value $345,799 (collateralized by non-U.S. Government debt securities, value $360,011, 0.00% to 10.00%, 1/1/07 to 12/31/37).	345,593	345,593
Morgan Stanley, 5.51%, due 6/4/07, maturity value $247,654 (collateralized by non-U.S. Government debt securities, value $254,112, 0.00% to 10.00%, 1/1/07 to 12/31/37).(h)	241,915	241,915
Wachovia Capital, 5.38%, due 1/2/07, maturity value $1,106,560 (collateralized by non-U.S. Government debt securities, value $1,162,520, 3.86% to 8.17%, 8/15/13 to 10/17/44).	1,105,899	1,105,899

		9,390,142
TIME DEPOSITS (d)—0.00%
Bank of America N.A.
5.13%, 01/02/07	16,540	16,540

		16,540

VARIABLE & FLOATING RATE NOTES (d)—0.92%
Allstate Life Global Funding II
5.33%-5.43%, 11/02/07-01/25/08(e)	884,719	884,813
American Express Bank
5.32%, 02/28/07	345,593	345,593
American Express Centurion Bank
5.44%, 07/19/07	380,153	380,393
American Express Credit Corp.
5.45%, 07/05/07	103,678	103,713
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	43,240	43,240
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(e)	259,195	259,195
ASIF Global Financing
5.41%, 05/03/07(e)	34,559	34,566
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(e)	224,636	224,636
Bank of Ireland
5.33%-5.35%, 08/14/07-12/20/07(e)	501,110	501,123
Beta Finance Inc.
5.32%-5.41%, 04/25/07-07/25/07(e)	881,263	881,289
BMW US Capital LLC
5.35%, 01/15/08(e)	345,593	345,593
BNP Paribas
5.35%, 11/19/07(e)	639,348	639,348
Carlyle Loan Investment Ltd.
5.40%, 04/13/07-07/15/07(e)	252,283	252,282
CC USA Inc.
5.37%, 07/30/07(e)	172,797	172,810
Commodore CDO Ltd.
5.44%, 12/12/07(e)	86,398	86,398
Credit Agricole SA
5.34%, 11/23/07	345,593	345,593
Credit Suisse First Boston NY
5.38%, 04/24/07	172,797	172,799
Cullinan Finance Corp.
5.36%, 04/25/07(e)	86,398	86,398
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(e)	49,925	49,925
DEPFA Bank PLC
5.40%, 09/14/07	345,593	345,593
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(e)	397,432	397,446
Eli Lilly Services Inc.
5.34%, 12/31/07(e)	230,684	230,684
Fifth Third Bancorp
5.33%, 12/21/07(e)	691,187	691,187
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(e)	224,636	224,619
General Electric Capital Corp.
5.31%-5.48%, 07/09/07-01/24/08(e)	362,873	362,925
Granite Master Issuer PLC
5.32%, 08/20/07(e)	1,209,577	1,209,577
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(e)	794,865	787,258
Hartford Life Global Funding Trust
5.37%-5.41%, 07/13/07-01/15/08	518,390	518,439
HBOS Treasury Services PLC
5.46%, 10/24/07(e)	345,593	345,593

Holmes Financing PLC
5.32%, 07/16/07(e)	604,788	604,788
JPMorgan Chase & Co.
5.32%-5.45%, 07/27/07-08/02/07(h)	950,382	950,382
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(e)	259,195	259,189
Kestrel Funding LLC
5.33%, 07/11/07(e)	138,237	138,230
Kommunalkredit Austria AG
5.35%, 01/09/08(e)	207,356	207,356
Leafs LLC
5.35%, 01/22/07—02/20/07(e)	359,980	359,980
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(e)	380,153	380,139
Lothian Mortgages Master Issuer PLC
5.32%, 04/24/07(e)	136,856	136,856
Marshall & Ilsley Bank
5.35%, 01/15/08	190,076	190,076
Master Funding LLC
5.38%, 04/25/07-05/25/07(e)	625,431	625,431
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(h)	380,153	380,153
Metropolitan Life Global Funding I
5.36%, 02/08/07(e)	518,390	518,390
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(e)(h)	34,559	34,559
Mound Financing PLC
5.32%, 05/08/07(e)	324,858	324,858
Natexis Banques Populaires
5.35%-5.37%, 02/05/07-01/15/08(e)	1,244,136	1,244,127
National City Bank of Indiana
5.35%, 05/21/07	172,797	172,802
Nationwide Building Society
5.38%-5.49%, 02/08/07-10/26/07(e)	1,140,458	1,140,629
Newcastle Ltd.
5.37%, 04/24/07(e)	121,822	121,811
Northern Rock PLC
5.39%, 08/03/07(e)	414,712	414,718
Northlake CDO I
5.42%, 09/06/07(e)	103,678	103,678
Pricoa Global Funding I
5.34%, 11/27/07	466,551	466,551
Principal Life Global Funding I
5.80%, 02/08/07	155,517	155,590
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(e)	501,110	501,104
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(e)	345,593	345,593
Strips III LLC
5.40%, 07/24/07(e)	74,808	74,808
SunTrust Bank
5.32%, 05/01/07	345,593	345,600
Tango Finance Corp.
5.30%-5.35%, 04/25/07-07/16/07(e)	843,248	843,205
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(e)	570,229	570,228
Wachovia Asset Securitization Inc.
5.34%, 01/25/07(e)	422,266	422,266
Wachovia Bank N.A.
5.36%, 05/22/07	691,187	691,187
Wal-Mart Stores Inc.
5.50%, 07/16/07(e)	259,195	259,288

Wells Fargo & Co.
5.36%, 11/15/07(e)	172,797	172,805
WhistleJacket Capital Ltd.
5.31%-5.35%, 04/18/07-06/13/07(e)	259,195	259,195
White Pine Finance LLC
5.31%-5.32%, 05/22/07-08/20/07(e)	1,036,780	1,036,649
Wind Master Trust
5.34%, 07/25/07(e)	138,237	138,237

		25,513,486

TOTAL SHORT-TERM INVESTMENTS
(Cost: $49,369,474)		49,369,474

TOTAL INVESTMENTS IN SECURITIES—101.63%
(Cost: $2,437,156,733)		2,808,095,738
Other Assets, Less Liabilities—(1.63)%		(44,942,680)

NET ASSETS—100.00%		$2,763,153,058

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(e)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

December 31, 2006

Security	Shares	Value

COMMON STOCKS—99.89%

ADVERTISING—0.72%
Clear Channel Outdoor Holdings Inc. Class A(a)	26,063	$727,418
Getty Images Inc.(a)	38,197	1,635,596
Harte-Hanks Inc.	41,365	1,146,224
Interpublic Group of Companies Inc.(a)	321,831	3,939,211
Lamar Advertising Co.(a)	61,092	3,994,806

		11,443,255
AEROSPACE & DEFENSE—0.91%
Alliant Techsystems Inc.(a)	8,668	677,751
DRS Technologies Inc.	8,900	468,852
Goodrich Corp.	85,108	3,876,669
L-3 Communications Holdings Inc.	6,498	531,406
Rockwell Collins Inc.	125,949	7,971,312
Spirit AeroSystems Holdings Inc. Class A(a)	28,893	967,049

		14,493,039
AGRICULTURE—0.24%
UST Inc.	66,203	3,853,015

		3,853,015
AIRLINES—0.87%
AMR Corp.(a)	118,641	3,586,517
Continental Airlines Inc. Class B(a)	64,619	2,665,534
Southwest Airlines Co.	342,876	5,252,860
US Airways Group Inc.(a)	44,808	2,412,911

		13,917,822
APPAREL—1.04%
Coach Inc.(a)	283,293	12,170,267
Hanesbrands Inc.(a)	36,997	873,869
Polo Ralph Lauren Corp.	45,048	3,498,428

		16,542,564
AUTO MANUFACTURERS—0.61%
Oshkosh Truck Corp.	54,245	2,626,543
PACCAR Inc.	108,408	7,035,679

		9,662,222
AUTO PARTS & EQUIPMENT—0.18%
BorgWarner Inc.	3,113	183,729
Goodyear Tire & Rubber Co. (The)(a)	130,558	2,740,412

		2,924,141
BANKS—1.48%
Bank of Hawaii Corp.	24,350	1,313,682
Commerce Bancorp Inc.	135,624	4,783,458
Cullen/Frost Bankers Inc.	16,620	927,728
East West Bancorp Inc.	41,232	1,460,437

Investors Financial Services Corp.	48,457	2,067,660
Northern Trust Corp.	151,588	9,199,876
Synovus Financial Corp.	88,500	2,728,455
TCF Financial Corp.	36,767	1,008,151
Webster Financial Corp.	2,123	103,433

		23,592,880
BEVERAGES—0.43%
Brown-Forman Corp. Class B	45,350	3,003,984
Constellation Brands Inc. Class A(a)	26,163	759,250
Hansen Natural Corp.(a)	44,249	1,490,306
Pepsi Bottling Group Inc.	52,191	1,613,224

		6,866,764
BIOTECHNOLOGY—2.01%
Celgene Corp.(a)	274,047	15,765,924
Charles River Laboratories International Inc.(a)	14,963	647,150
Invitrogen Corp.(a)	12,971	734,029
MedImmune Inc.(a)	183,274	5,932,579
Millennium Pharmaceuticals Inc.(a)	124,746	1,359,731
Millipore Corp.(a)	39,142	2,606,857
PDL BioPharma Inc.(a)	84,434	1,700,501
Vertex Pharmaceuticals Inc.(a)	88,316	3,304,785

		32,051,556
BUILDING MATERIALS—1.21%
American Standard Companies Inc.	131,242	6,017,446
Eagle Materials Inc.	36,504	1,578,068
Florida Rock Industries Inc.	35,314	1,520,268
Martin Marietta Materials Inc.	33,737	3,505,612
Masco Corp.	177,276	5,295,234
USG Corp.(a)	25,721	1,409,511

		19,326,139
CHEMICALS—1.31%
Air Products & Chemicals Inc.	19,324	1,358,091
Airgas Inc.	46,735	1,893,702
Cabot Corp.	19,199	836,500
Celanese Corp. Class A	30,110	779,247
Ecolab Inc.	132,867	6,005,588
Huntsman Corp.(a)	46,977	891,154
International Flavors & Fragrances Inc.	45,442	2,233,929
PPG Industries Inc.	15,414	989,733
Rohm & Haas Co.	17,580	898,690
Sherwin-Williams Co. (The)	50,589	3,216,449
Sigma-Aldrich Corp.	21,156	1,644,244
Valhi Inc.	5,287	137,356

		20,884,683
COAL—0.63%
Arch Coal Inc.	105,506	3,168,345
CONSOL Energy Inc.	134,912	4,334,723
Foundation Coal Holdings Inc.	33,615	1,067,612
Massey Energy Co.	60,271	1,400,095

		9,970,775
COMMERCIAL SERVICES—3.37%
Alliance Data Systems Corp.(a)	59,916	3,742,953
Apollo Group Inc. Class A(a)	102,867	4,008,727
ARAMARK Corp. Class B	87,167	2,915,736
Block (H & R) Inc.	241,950	5,574,528
Career Education Corp.(a)	72,120	1,787,134
ChoicePoint Inc.(a)	58,785	2,314,953

Convergys Corp.(a)	5,589	132,906
Corporate Executive Board Co. (The)	29,460	2,583,642
Corrections Corp. of America(a)	29,244	1,322,706
Equifax Inc.	85,016	3,451,650
Hertz Global Holdings Inc.(a)	35,800	622,562
Hewitt Associates Inc. Class A(a)	7,524	193,743
Iron Mountain Inc.(a)	84,565	3,495,917
ITT Educational Services Inc.(a)	30,577	2,029,395
Laureate Education Inc.(a)	27,083	1,317,046
Manpower Inc.	55,290	4,142,880
Monster Worldwide Inc.(a)	90,974	4,243,027
Pharmaceutical Product Development Inc.	74,414	2,397,619
Quanta Services Inc.(a)	36,473	717,424
Robert Half International Inc.	110,650	4,107,328
ServiceMaster Co. (The)	64,489	845,451
Weight Watchers International Inc.	34,028	1,787,491

		53,734,818
COMPUTERS—3.38%
Affiliated Computer Services Inc. Class A(a)	28,802	1,406,690
Cadence Design Systems Inc.(a)	174,585	3,126,817
Ceridian Corp.(a)	92,268	2,581,659
Cognizant Technology Solutions Corp.(a)	103,380	7,976,801
Diebold Inc.	39,869	1,857,895
DST Systems Inc.(a)	41,300	2,586,619
Electronic Data Systems Corp.	214,268	5,903,083
FactSet Research Systems Inc.	30,631	1,730,039
Lexmark International Inc. Class A(a)(b)	55,122	4,034,930
NCR Corp.(a)	28,219	1,206,644
Network Appliance Inc.(a)	275,360	10,816,141
Riverbed Technology Inc.(a)	2,000	61,400
SanDisk Corp.(a)(b)	162,410	6,988,502
Synopsys Inc.(a)	9,385	250,861
Western Digital Corp.(a)	162,820	3,331,297

		53,859,378
COSMETICS & PERSONAL CARE—0.95%
Alberto-Culver Co.	12,040	258,258
Avon Products Inc.	331,385	10,948,960
Bare Escentuals Inc.(a)	5,185	161,098
Estee Lauder Companies Inc. (The) Class A	91,736	3,744,664

		15,112,980
DISTRIBUTION & WHOLESALE—0.80%
CDW Corp.	43,235	3,040,285
Fastenal Co.	92,732	3,327,224
Grainger (W.W.) Inc.	40,360	2,822,778
Pool Corp.	38,921	1,524,536
WESCO International Inc.(a)	35,637	2,095,812

		12,810,635
DIVERSIFIED FINANCIAL SERVICES—3.82%
Affiliated Managers Group Inc.(a)	23,076	2,425,980
AmeriCredit Corp.(a)(b)	20,665	520,138
BlackRock Inc.	14,600	2,217,740
CBOT Holdings Inc. Class A(a)	38,918	5,894,909
E*TRADE Financial Corp.(a)	289,956	6,500,814
Eaton Vance Corp.	85,153	2,810,901
Federated Investors Inc. Class B	67,460	2,278,799
First Marblehead Corp. (The)	33,702	1,841,814
IndyMac Bancorp Inc.	11,258	508,411
IntercontinentalExchange Inc.(a)	39,366	4,247,591
Investment Technology Group Inc.(a)	31,887	1,367,315

Janus Capital Group Inc.	73,927	1,596,084
Legg Mason Inc.	52,696	5,008,755
Nasdaq Stock Market Inc. (The)(a)	69,558	2,141,691
Nelnet Inc. Class A(a)	12,230	334,613
Nuveen Investments Inc. Class A	58,315	3,025,382
NYMEX Holdings Inc.(a)(b)	940	116,569
NYSE Group Inc.(a)(b)	58,349	5,671,523
Rowe (T.) Price Group Inc.	195,569	8,560,055
TD Ameritrade Holding Corp.	229,318	3,710,365

		60,779,449
ELECTRIC—1.21%
AES Corp. (The)(a)	484,482	10,677,983
Allegheny Energy Inc.(a)	120,309	5,523,386
Constellation Energy Group Inc.	16,797	1,156,809
DPL Inc.	14,884	413,478
NRG Energy Inc.(a)	27,976	1,566,936

		19,338,592
ELECTRICAL COMPONENTS & EQUIPMENT—0.64%
American Power Conversion Corp.	48,867	1,494,842
AMETEK Inc.	78,341	2,494,377
Energizer Holdings Inc.(a)	33,937	2,409,188
Hubbell Inc. Class B	12,633	571,138
Molex Inc.	101,345	3,205,542

		10,175,087
ELECTRONICS—2.51%
Amphenol Corp. Class A	65,954	4,094,424
Applera Corp. - Applied Biosystems Group	109,633	4,022,435
Arrow Electronics Inc.(a)	12,608	397,782
Avnet Inc.(a)	43,796	1,118,112
AVX Corp.	16,584	245,277
Dolby Laboratories Inc. Class A(a)	25,734	798,269
Gentex Corp.	95,957	1,493,091
Jabil Circuit Inc.	134,612	3,304,725
Mettler Toledo International Inc.(a)	30,035	2,368,260
National Instruments Corp.	41,467	1,129,561
PerkinElmer Inc.	48,083	1,068,885
Sanmina-SCI Corp.(a)	157,476	543,292
Solectron Corp.(a)	298,777	962,062
Symbol Technologies Inc.	149,939	2,240,089
Tektronix Inc.	43,992	1,283,247
Thermo Fisher Scientific Inc.(a)	144,287	6,534,758
Thomas & Betts Corp.(a)	45,986	2,174,218
Trimble Navigation Ltd.(a)	40,279	2,043,354
Vishay Intertechnology Inc.(a)	25,653	347,342
Waters Corp.(a)	76,365	3,739,594

		39,908,777
ENERGY - ALTERNATE SOURCES—0.12%
Covanta Holding Corp.(a)	84,160	1,854,886

		1,854,886
ENGINEERING & CONSTRUCTION—0.56%
Fluor Corp.	64,500	5,266,425
Jacobs Engineering Group Inc.(a)	43,238	3,525,627
KBR Inc.(a)	3,421	89,493
URS Corp.(a)	2,082	89,214

		8,970,759

ENTERTAINMENT—1.10%
DreamWorks Animation SKG Inc. Class A(a)	18,886	556,948
International Game Technology Inc.	249,548	11,529,118
Penn National Gaming Inc.(a)	53,296	2,218,180
Regal Entertainment Group Class A	46,277	986,626
Scientific Games Corp. Class A(a)	48,741	1,473,440
Warner Music Group Corp.	36,409	835,587

		17,599,899
ENVIRONMENTAL CONTROL—0.47%
Allied Waste Industries Inc.(a)	10,142	124,645
Nalco Holding Co.(a)	78,042	1,596,739
Republic Services Inc.	82,755	3,365,646
Stericycle Inc.(a)	32,612	2,462,206

		7,549,236
FOOD—2.45%
Campbell Soup Co.	95,751	3,723,756
Heinz (H.J.) Co.	140,212	6,310,942
Hershey Co. (The)	114,257	5,689,999
Kroger Co.	66,550	1,535,308
McCormick & Co. Inc. NVS	76,939	2,966,768
Sara Lee Corp.	294,437	5,014,262
Whole Foods Market Inc.	103,167	4,841,627
Wrigley (William Jr.) Co.	172,903	8,942,543

		39,025,205
FOREST PRODUCTS & PAPER—0.01%
Rayonier Inc.	5,047	207,179

		207,179
HAND & MACHINE TOOLS—0.50%
Black & Decker Corp.	46,125	3,688,616
Lincoln Electric Holdings Inc.	31,303	1,891,327
Snap-On Inc.	5,309	252,921
Stanley Works (The)	41,907	2,107,503

		7,940,367
HEALTH CARE - PRODUCTS—4.12%
Advanced Medical Optics Inc.(a)	43,779	1,541,021
Bard (C.R.) Inc.	76,305	6,331,026
Bausch & Lomb Inc.	6,348	330,477
Beckman Coulter Inc.	42,743	2,556,031
Biomet Inc.	181,107	7,474,286
Cooper Companies Inc.	16,390	729,355
Cytyc Corp.(a)	84,238	2,383,935
Dade Behring Holdings Inc.	64,214	2,556,359
DENTSPLY International Inc.	116,491	3,477,256
Edwards Lifesciences Corp.(a)	43,459	2,044,311
Gen-Probe Inc.(a)	38,061	1,993,255
Henry Schein Inc.(a)	65,167	3,191,880
Hillenbrand Industries Inc.	19,132	1,089,185
IDEXX Laboratories Inc.(a)	23,257	1,844,280
Intuitive Surgical Inc.(a)	26,913	2,580,957
Kinetic Concepts Inc.(a)	32,382	1,280,708
Patterson Companies Inc.(a)	102,282	3,632,034
ResMed Inc.(a)	55,504	2,731,907
Respironics Inc.(a)	53,607	2,023,664
St. Jude Medical Inc.(a)	265,635	9,711,616
TECHNE Corp.(a)	28,941	1,604,778
Varian Medical Systems Inc.(a)	96,747	4,602,255

		65,710,576

HEALTH CARE - SERVICES—3.27%
Brookdale Senior Living Inc.	13,913	667,824
Community Health Systems Inc.(a)	44,167	1,612,979
Covance Inc.(a)	35,353	2,082,645
Coventry Health Care Inc.(a)	118,242	5,918,012
DaVita Inc.(a)	76,027	4,324,416
Health Management Associates Inc. Class A	45,404	958,478
Health Net Inc.(a)	78,361	3,813,046
Humana Inc.(a)	119,208	6,593,394
Laboratory Corp. of America Holdings(a)	91,753	6,741,093
LifePoint Hospitals Inc.(a)(b)	14,953	503,916
Lincare Holdings Inc.(a)	70,453	2,806,848
Manor Care Inc.	54,274	2,546,536
Pediatrix Medical Group Inc.(a)	35,638	1,742,698
Quest Diagnostics Inc.	116,670	6,183,510
Sierra Health Services Inc.(a)	41,256	1,486,866
Tenet Healthcare Corp.(a)	235,484	1,641,323
Triad Hospitals Inc.(a)	10,727	448,710
Universal Health Services Inc. Class B	7,817	433,296
Wellcare Health Plans Inc.(a)	23,712	1,633,757

		52,139,347
HOLDING COMPANIES - DIVERSIFIED—0.05%
Walter Industries Inc.	32,046	866,844

		866,844
HOME BUILDERS—1.15%
Beazer Homes USA Inc.	15,008	705,526
Centex Corp.	40,687	2,289,457
Horton (D.R.) Inc.	124,126	3,288,098
KB Home	30,722	1,575,424
Lennar Corp. Class A	40,499	2,124,578
M.D.C. Holdings Inc.	11,249	641,756
NVR Inc.(a)(b)	3,434	2,214,930
Pulte Homes Inc.	77,740	2,574,749
Ryland Group Inc.	11,490	627,584
Standard-Pacific Corp.	18,725	501,643
Thor Industries Inc.	26,293	1,156,629
Toll Brothers Inc.(a)	18,412	593,419

		18,293,793
HOME FURNISHINGS—0.31%
Harman International Industries Inc.	49,272	4,922,766

		4,922,766
HOUSEHOLD PRODUCTS & WARES—0.75%
Avery Dennison Corp.	69,430	4,716,380
Church & Dwight Co. Inc.	47,656	2,032,528
Fortune Brands Inc.	37,012	3,160,455
Jarden Corp.(a)	18,862	656,209
Scotts Miracle-Gro Co. (The) Class A	25,944	1,340,008

		11,905,580
HOUSEWARES—0.32%
Newell Rubbermaid Inc.	125,577	3,635,454
Toro Co. (The)	31,405	1,464,415

		5,099,869
INSURANCE—0.66%
Ambac Financial Group Inc.	6,634	590,890
Berkley (W.R.) Corp.	64,210	2,215,887
Brown & Brown Inc.	82,760	2,334,660
CNA Financial Corp.(a)	1,934	77,979
Gallagher (Arthur J.) & Co.	21,608	638,516

Hanover Insurance Group Inc. (The)	13,553	661,386
HCC Insurance Holdings Inc.	44,393	1,424,571
Markel Corp.(a)	1,296	622,210
Philadelphia Consolidated Holding Corp.(a)	33,459	1,490,933
Transatlantic Holdings Inc.	7,211	447,803

		10,504,835
INTERNET—2.53%
Akamai Technologies Inc.(a)(b)	113,819	6,046,065
Amazon.com Inc.(a)	229,657	9,062,265
CheckFree Corp.(a)	60,951	2,447,792
Emdeon Corp.(a)	121,077	1,500,144
Expedia Inc.(a)	13,982	293,342
F5 Networks Inc.(a)	29,875	2,217,024
IAC/InterActiveCorp(a)	49,188	1,827,826
Liberty Media Holding Corp. - Liberty Interactive Group Series A(a)	371,098	8,004,584
McAfee Inc.(a)	108,561	3,080,961
NutriSystem Inc.(a)(b)	23,648	1,499,047
VeriSign Inc.(a)	169,282	4,071,232
WebMD Health Corp. Class A(a)(b)	5,129	205,263

		40,255,545
IRON & STEEL—0.53%
Allegheny Technologies Inc.	73,780	6,690,370
Carpenter Technology Corp.	17,540	1,798,201

		8,488,571
LEISURE TIME—0.90%
Brunswick Corp.	12,905	411,669
Harley-Davidson Inc.	197,687	13,931,003

		14,342,672
LODGING—2.53%
Boyd Gaming Corp.	32,180	1,458,076
Choice Hotels International Inc.	24,836	1,045,596
Harrah’s Entertainment Inc.	100,369	8,302,524
Hilton Hotels Corp.	283,026	9,877,607
MGM Mirage(a)	88,096	5,052,306
Starwood Hotels & Resorts Worldwide Inc.	133,257	8,328,562
Station Casinos Inc.	35,378	2,889,321
Wynn Resorts Ltd.	36,292	3,406,004

		40,359,996
MACHINERY—1.76%
AGCO Corp.(a)	4,459	137,961
Cummins Inc.	30,610	3,617,490
Flowserve Corp.(a)	6,191	312,460
Gardner Denver Inc.(a)	38,566	1,438,897
Graco Inc.	50,410	1,997,244
IDEX Corp.	39,368	1,866,437
Joy Global Inc.	90,994	4,398,650
Manitowoc Co. Inc. (The)	45,060	2,677,916
Rockwell Automation Inc.	123,076	7,517,482
Terex Corp.(a)	35,081	2,265,531
Zebra Technologies Corp. Class A(a)	52,212	1,816,456

		28,046,524
MANUFACTURING—2.45%
Brink’s Co. (The)	27,635	1,766,429
Carlisle Companies Inc.	19,326	1,517,091
Donaldson Co. Inc.	54,535	1,892,910
Dover Corp.	134,278	6,582,308

Harsco Corp.	30,910	2,352,251
ITT Industries Inc.	90,986	5,169,825
Leggett & Platt Inc.	74,186	1,773,045
Pall Corp.	16,542	571,526
Parker Hannifin Corp.	37,796	2,905,756
Pentair Inc.	28,195	885,323
Roper Industries Inc.	64,086	3,219,681
Textron Inc.	89,480	8,390,540
Trinity Industries Inc.	54,839	1,930,333

		38,957,018
MEDIA—1.95%
Cablevision Systems Corp.	80,262	2,285,862
CTC Media Inc.(a)	11,433	274,506
Discovery Holding Co. Class A(a)	58,008	933,349
Dow Jones & Co. Inc.	43,517	1,653,646
EchoStar Communications Corp.(a)	151,580	5,764,587
Liberty Global Inc. Class A(a)	106,855	3,114,823
McClatchy Co. (The) Class A	3,282	142,111
Meredith Corp.	22,939	1,292,613
Scripps (E.W.) Co. Class A	61,735	3,083,046
Sirius Satellite Radio Inc.(a)(b)	1,033,718	3,659,362
Univision Communications Inc. Class A(a)	108,686	3,849,658
Washington Post Co. (The) Class B	812	605,427
Wiley (John) & Sons Inc. Class A	32,646	1,255,892
XM Satellite Radio Holdings Inc. Class A(a)	213,851	3,090,147

		31,005,029
METAL FABRICATE & HARDWARE—0.50%
Precision Castparts Corp.	99,479	7,787,216
Timken Co. (The)	4,700	137,146

		7,924,362
MINING—0.80%
Freeport-McMoRan Copper & Gold Inc.	74,662	4,160,913
Southern Copper Corp.(b)	10,010	539,439
Titanium Metals Corp.(a)	58,400	1,723,384
Vulcan Materials Co.	69,573	6,252,526

		12,676,262
OFFICE & BUSINESS EQUIPMENT—0.28%
Pitney Bowes Inc.	95,924	4,430,730

		4,430,730
OFFICE FURNISHINGS—0.15%
HNI Corp.	35,976	1,597,694
Steelcase Inc. Class A	44,111	801,056

		2,398,750
OIL & GAS—2.88%
Cheniere Energy Inc.(a)(b)	40,500	1,169,235
CNX Gas Corp.(a)	20,608	525,504
Denbury Resources Inc.(a)	87,720	2,437,739
Diamond Offshore Drilling Inc.	43,529	3,479,708
ENSCO International Inc.	113,292	5,671,398
Frontier Oil Corp.	44,875	1,289,707
Helmerich & Payne Inc.	77,440	1,894,957
Holly Corp.	35,431	1,821,153
Patterson-UTI Energy Inc.	116,556	2,707,596
Plains Exploration & Production Co.(a)	57,926	2,753,223
Pride International Inc.(a)	96,860	2,906,769
Quicksilver Resources Inc.(a)	46,160	1,688,994
Range Resources Corp.	101,454	2,785,927

Rowan Companies Inc.	75,531	2,507,629
Southwestern Energy Co.(a)	123,477	4,327,869
St. Mary Land & Exploration Co.	41,996	1,547,133
Sunoco Inc.	45,487	2,836,569
TODCO(a)	42,723	1,459,845
Unit Corp.(a)	33,753	1,635,333
W&T Offshore Inc.	14,841	455,916

		45,902,204
OIL & GAS SERVICES—2.59%
BJ Services Co.	220,170	6,455,384
Cameron International Corp.(a)	85,041	4,511,425
Dresser-Rand Group Inc.(a)	23,122	565,795
FMC Technologies Inc.(a)	50,313	3,100,790
Global Industries Ltd.(a)	64,670	843,297
Grant Prideco Inc.(a)	96,375	3,832,834
Helix Energy Solutions Group Inc.(a)	67,073	2,104,080
National Oilwell Varco Inc.(a)	120,312	7,360,688
Oceaneering International Inc.(a)	39,503	1,568,269
Smith International Inc.	157,426	6,465,486
Superior Energy Services Inc.(a)	58,842	1,922,957
Tetra Technologies Inc.(a)	52,605	1,345,636
Tidewater Inc.	25,777	1,246,576

		41,323,217
PACKAGING & CONTAINERS—0.91%
Ball Corp.	77,252	3,368,187
Crown Holdings Inc.(a)	123,592	2,585,545
Owens-Illinois Inc.(a)	112,982	2,084,518
Packaging Corp. of America	59,795	1,321,469
Pactiv Corp.(a)	97,913	3,494,515
Sealed Air Corp.	24,758	1,607,289

		14,461,523
PHARMACEUTICALS—3.94%
Abraxis BioScience Inc.(a)	18,914	517,109
Allergan Inc.	109,987	13,169,843
AmerisourceBergen Corp.	27,578	1,239,907
Amylin Pharmaceuticals Inc.(a)(b)	83,039	2,995,217
Barr Pharmaceuticals Inc.(a)	78,137	3,916,226
Cephalon Inc.(a)	44,818	3,155,635
Endo Pharmaceuticals Holdings Inc.(a)	97,951	2,701,489
Express Scripts Inc.(a)	84,941	6,081,776
Forest Laboratories Inc.(a)	239,829	12,135,347
Hospira Inc.(a)	115,238	3,869,692
ImClone Systems Inc.(a)(b)	51,101	1,367,463
Mylan Laboratories Inc.	154,678	3,087,373
Omnicare Inc.	43,283	1,672,022
Sepracor Inc.(a)(b)	80,062	4,930,218
VCA Antech Inc.(a)	61,219	1,970,640

		62,809,957
PIPELINES—2.02%
El Paso Corp.	478,877	7,317,241
Equitable Resources Inc.	77,222	3,224,019
Kinder Morgan Inc.	78,400	8,290,800
Questar Corp.	55,820	4,635,851
Williams Companies Inc.	333,136	8,701,512

		32,169,423
REAL ESTATE—0.81%
CB Richard Ellis Group Inc. Class A(a)	136,227	4,522,736
Forest City Enterprises Inc. Class A	51,822	3,026,405

Jones Lang LaSalle Inc.	26,366	2,430,154
St. Joe Co. (The)(b)	54,874	2,939,600

		12,918,895
REAL ESTATE INVESTMENT TRUSTS—2.11%
CapitalSource Inc.	44,794	1,223,324
Developers Diversified Realty Corp.	34,963	2,200,921
Douglas Emmett Inc.	6,391	169,937
Essex Property Trust Inc.	7,643	987,858
Federal Realty Investment Trust	20,304	1,725,840
General Growth Properties Inc.	65,566	3,424,512
Global Signal Inc.	12,565	661,799
Kilroy Realty Corp.	23,652	1,844,856
Macerich Co. (The)	52,853	4,575,484
Public Storage Inc.	55,951	5,455,223
SL Green Realty Corp.	33,698	4,474,420
Taubman Centers Inc.	20,820	1,058,905
United Dominion Realty Trust Inc.	99,086	3,149,944
Ventas Inc.	45,793	1,937,960
Weingarten Realty Investors	14,608	673,575

		33,564,558
RETAIL—9.01%
Abercrombie & Fitch Co. Class A	64,755	4,508,891
Advance Auto Parts Inc.	79,426	2,824,389
American Eagle Outfitters Inc.	126,276	3,941,074
AnnTaylor Stores Corp.(a)	49,520	1,626,237
AutoZone Inc.(a)	37,257	4,305,419
Barnes & Noble Inc.	8,677	344,564
Bed Bath & Beyond Inc.(a)	207,771	7,916,075
Brinker International Inc.	93,730	2,826,897
Burger King Holdings Inc.(a)	18,151	382,986
CarMax Inc.(a)	77,659	4,164,852
Cheesecake Factory Inc. (The)(a)(b)	58,126	1,429,900
Chico’s FAS Inc.(a)	131,796	2,726,859
Circuit City Stores Inc.	119,236	2,263,099
Claire’s Stores Inc.	68,674	2,275,856
Coldwater Creek Inc.(a)	44,114	1,081,675
Copart Inc.(a)	52,044	1,561,320
Darden Restaurants Inc.	109,109	4,382,909
Dick’s Sporting Goods Inc.(a)	26,891	1,317,390
Dollar General Corp.	217,292	3,489,710
Dollar Tree Stores Inc.(a)	8,114	244,231
Family Dollar Stores Inc.	61,357	1,799,601
Foot Locker Inc.	12,747	279,542
GameStop Corp. Class A(a)	48,328	2,663,356
Limited Brands Inc.	251,145	7,268,136
MSC Industrial Direct Co. Inc. Class A	27,951	1,094,282
Nordstrom Inc.	173,774	8,574,009
Office Depot Inc.(a)	211,797	8,084,291
O’Reilly Automotive Inc.(a)	83,405	2,673,964
OSI Restaurant Partners Inc.	25,889	1,014,849
Panera Bread Co. Class A(a)	22,144	1,238,071
Penney (J.C.) Co. Inc.	172,636	13,355,121
PetSmart Inc.	103,062	2,974,369
RadioShack Corp.	76,185	1,278,384
Ross Stores Inc.	105,895	3,102,724
Sally Beauty Co. Inc.(a)	12,040	93,912
Tiffany & Co.	60,316	2,366,800
Tim Hortons Inc.	140,883	4,079,972
TJX Companies Inc.	336,992	9,611,012
Tractor Supply Co.(a)	26,496	1,184,636
United Auto Group Inc.	4,542	107,055

Urban Outfitters Inc.(a)	84,735	1,951,447
Wendy’s International Inc.	35,039	1,159,441
Williams-Sonoma Inc.	70,849	2,227,493
Yum! Brands Inc.	200,139	11,768,173

		143,564,973
SAVINGS & LOANS—0.31%
Hudson City Bancorp Inc.	212,516	2,949,722
People’s Bank	43,048	1,920,802

		4,870,524
SEMICONDUCTORS—5.79%
Agere Systems Inc.(a)	124,780	2,392,033
Altera Corp.(a)	264,476	5,204,888
Analog Devices Inc.	251,761	8,275,384
Cree Inc.(a)(b)	48,006	831,464
Cypress Semiconductor Corp.(a)	91,725	1,547,401
Fairchild Semiconductor International Inc. Class A(a)	46,000	773,260
Integrated Device Technology Inc.(a)	64,888	1,004,466
International Rectifier Corp.(a)	29,080	1,120,452
Intersil Corp. Class A	45,696	1,093,048
KLA-Tencor Corp.	115,734	5,757,767
Lam Research Corp.(a)	103,590	5,243,726
Linear Technology Corp.	223,457	6,775,216
LSI Logic Corp.(a)	210,536	1,894,824
Maxim Integrated Products Inc.	236,052	7,227,912
MEMC Electronic Materials Inc.(a)	108,035	4,228,490
Microchip Technology Inc.	157,909	5,163,624
Micron Technology Inc.(a)	243,924	3,405,179
National Semiconductor Corp.	246,331	5,591,714
Novellus Systems Inc.(a)	37,231	1,281,491
NVIDIA Corp.(a)	259,407	9,600,653
PMC-Sierra Inc.(a)	152,687	1,024,530
QLogic Corp.(a)	118,881	2,605,872
Rambus Inc.(a)	57,959	1,097,164
Silicon Laboratories Inc.(a)	36,922	1,279,347
Spansion Inc. Class A(a)	5,640	83,810
Teradyne Inc.(a)	112,336	1,680,547
Xilinx Inc.	253,158	6,027,692

		92,211,954
SOFTWARE—5.82%
Activision Inc.(a)	203,995	3,516,874
Acxiom Corp.	57,008	1,462,255
Autodesk Inc.(a)	169,999	6,878,160
BEA Systems Inc.(a)	287,415	3,615,681
BMC Software Inc.(a)	156,740	5,047,028
CA Inc.	46,716	1,058,117
Cerner Corp.(a)	47,397	2,156,564
Citrix Systems Inc.(a)	134,391	3,635,277
Dun & Bradstreet Corp.(a)	46,346	3,836,985
Electronic Arts Inc.(a)	223,571	11,259,036
Fair Isaac Corp.	34,443	1,400,108
Fidelity National Information Services Inc.	15,337	614,860
Fiserv Inc.(a)	129,284	6,777,067
Global Payments Inc.	49,678	2,300,091
IMS Health Inc.	105,130	2,888,972
Intuit Inc.(a)	256,349	7,821,208
MasterCard Inc. Class A	45,317	4,463,271
MoneyGram International Inc.	62,502	1,960,063
NAVTEQ Corp.(a)(b)	68,466	2,394,256
Paychex Inc.	247,341	9,779,863

Red Hat Inc.(a)	135,687	3,120,801
Salesforce.com Inc.(a)	62,214	2,267,700
SEI Investments Co.	46,255	2,754,948
Total System Services Inc.	27,610	728,628
VeriFone Holdings Inc.(a)	29,949	1,060,195

		92,798,008
TELECOMMUNICATIONS—3.23%
ADC Telecommunications Inc.(a)	76,833	1,116,383
American Tower Corp. Class A(a)	308,789	11,511,654
Avaya Inc.(a)	26,140	365,437
Ciena Corp.(a)	13,391	371,065
Citizens Communications Co.	98,371	1,413,591
Comverse Technology Inc.(a)	119,658	2,525,980
Crown Castle International Corp.(a)(b)	132,104	4,266,959
Harris Corp.	98,829	4,532,298
JDS Uniphase Corp.(a)	150,176	2,501,932
Juniper Networks Inc.(a)	224,124	4,244,909
Leap Wireless International Inc.(a)	13,739	817,058
Level 3 Communications Inc.(a)	863,575	4,836,020
NeuStar Inc. Class A(a)	45,956	1,490,813
NII Holdings Inc. Class B(a)	101,334	6,529,963
SBA Communications Corp.(a)	75,898	2,087,195
TeleCorp PCS Inc. Escrow(c)	624	0
Telephone & Data Systems Inc.	43,213	2,347,762
United States Cellular Corp.(a)	6,831	475,369

		51,434,388
TEXTILES—0.28%
Cintas Corp.	103,235	4,099,462
Mohawk Industries Inc.(a)	4,459	333,801

		4,433,263
TRANSPORTATION—1.52%
C.H. Robinson Worldwide Inc.	127,960	5,232,284
Con-way Inc.	35,388	1,558,488
CSX Corp.	159,652	5,496,818
Expeditors International Washington Inc.	157,013	6,359,026
Hunt (J.B.) Transport Services Inc.	75,359	1,565,206
Kansas City Southern Industries Inc.(a)	20,136	583,541
Kirby Corp.(a)	38,822	1,324,995
Landstar System Inc.	43,478	1,659,990
Swift Transportation Co. Inc.(a)	18,254	479,533

		24,259,881
TRUCKING & LEASING—0.05%
GATX Corp.	17,396	753,769

		753,769
WATER—0.08%
Aqua America Inc.(b)	57,334	1,306,069

		1,306,069

TOTAL COMMON STOCKS
(Cost: $1,388,593,191)		1,591,507,777

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—2.61%

CERTIFICATES OF DEPOSIT (d)—0.06%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$208,572	208,572
Washington Mutual Bank
5.33%, 03/19/07	744,898	744,898

		953,470
COMMERCIAL PAPER (d)—0.51%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(e)	313,188	308,706
Aspen Funding Corp.
5.26%, 02/21/07(e)	193,674	192,259
Beta Finance Inc.
5.27%, 01/25/07(e)	59,592	59,391
BNP Paribas Finance Inc.
5.12%, 06/06/07	104,286	101,989
CAFCO LLC
5.26%, 01/30/07(e)	148,980	148,370
Cantabric Finance LLC
5.25%-5.26%, 01/25/07-03/06/07(e)	357,551	354,960
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(e)	351,592	347,278
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(e)	29,796	29,757
Curzon Funding LLC
5.24%, 02/27/07(e)	163,431	162,099
Edison Asset Securitization LLC
5.21%, 04/11/07(e)	123,483	121,714
Eureka Securitization
5.26%, 02/09/07(e)	372,449	370,381
Five Finance Inc.
5.22%, 04/20/07(e)	137,061	134,915
General Electric Capital Corp.
5.12%, 06/04/07(e)	223,470	218,612
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(e)	488,653	483,931
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(e)	581,021	568,978
KKR Atlantic Funding Trust
5.32%, 01/03/07(e)	223,470	223,436
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(e)	980,572	974,691
Lockhart Funding LLC
5.28%, 02/09/07(e)	297,959	296,299
Nationwide Building Society
5.21%, 04/13/07(e)	283,061	278,924
Nestle Capital Corp.
5.19%, 08/09/07(e)	178,776	173,131
Norddeutsche Landesbank
5.27%, 02/15/07	283,061	281,240
Polonius Inc.
5.26%, 02/20/07(e)	84,263	83,660
Regency Markets No. 1 LLC
5.32%, 01/22/07(e)	99,021	98,728
Sedna Finance Inc.
5.22%, 04/17/07(e)	169,837	167,251
Societe Generale
5.18%, 05/16/07	744,898	730,536
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(e)	756,066	748,784
Thornburg Mortgage Capital Resources
5.28%, 01/17/07-03/12/07(e)	367,086	364,551

Three Pillars Funding Corp.
5.26%, 02/14/07(e)	174,124	173,030

		8,197,601
MEDIUM-TERM NOTES (d)—0.06%
Bank of America N.A.
5.28%, 04/20/07	74,490	74,490
Cullinan Finance Corp.
5.71%, 06/28/07(e)	223,470	223,470
K2 USA LLC
5.39%, 06/04/07(e)	223,470	223,470
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(e)	348,613	348,613

		870,043
MONEY MARKET FUNDS—0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(f)(g)	1,403,742	1,403,742

		1,403,742
REPURCHASE AGREEMENTS (d)—0.51%
Banc of America Securities LLC, 5.36%, due 1/2/07, maturity value $596,274 (collateralized by non-U.S. Government debt securities, value $614,498, 4.25% to 8.00%, 3/1/08 to 7/15/17).	$595,919	595,919
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $1,043,480 (collateralized by non-U.S. Government debt securities, value $1,147,829, 1.00% to 8.84%, 8/3/14 to 12/25/46).	1,042,858	1,042,858
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $447,206 (collateralized by U.S. Government obligations, value $456,152, 0.00% to 11.00%, 1/1/08 to 1/1/37).	446,939	446,939
BNP Securities Corp., 5.36%, due 1/2/07, maturity value $29,814 (collateralized by non-U.S. Government debt securities, value $31,321, 5.46%, 3/15/08).	29,796	29,796
Citigroup Global Markets Holdings Inc., 5.36%, due 1/2/07, maturity value $1,043,479 (collateralized by non-U.S. Government debt securities, value $1,096,252, 3.78% to 7.41%, 11/25/19 to 10/25/45).	1,042,858	1,042,858
Citigroup Global Markets Holdings Inc., 5.42%, due 1/2/07, maturity value $327,952 (collateralized by non-U.S. Government debt securities, value $365,590, 0.00% to 10.00%, 6/1/28 to 11/16/36).	327,755	327,755
Citigroup Global Markets Holdings Inc., 5.46%, due 1/2/07, maturity value $178,884 (collateralized by non-U.S. Government debt securities, value $199,414, 0.00% to 10.00%, 6/1/28 to 11/16/36).	178,776	178,776
Goldman Sachs & Co. Inc., 5.35%, due 1/2/07, maturity value $596,273 (collateralized by non-U.S. Government debt securities, value $620,066, 0.00% to 10.00%, 1/23/07 to 5/15/44).	595,919	595,919

Goldman Sachs Group Inc., 5.36%, due 1/2/07, maturity value $110,630 (collateralized by non-U.S. Government debt securities, value $115,008, 0.00% to 10.00%, 1/23/07 to 5/15/44).	110,564	110,564
Goldman Sachs Group Inc., 5.46%, due 1/2/07, maturity value $178,884 (collateralized by non-U.S. Government debt securities, value $186,022, 0.00% to 10.00%, 1/23/07 to 5/15/44).	178,776	178,776
Greenwich Capital Markets Inc., 5.46%, due 1/2/07, maturity value $149,070 (collateralized by non-U.S. Government debt securities, value $164,860, 5.58%, 1/8/36).	148,980	148,980
HSBC Securities Inc., 5.36%, due 1/2/07, maturity value $149,069 (collateralized by non-U.S. Government debt securities, value $156,622, 3.16% to 5.32%, 5/15/34 to 6/1/46).	148,980	148,980
JP Morgan Securities Inc., 5.41%, due 1/2/07, maturity value $74,535 (collateralized by non-U.S. Government debt securities, value $78,311, 5.75% to 8.75%, 10/1/08 to 9/15/25).	74,490	74,490
Lehman Brothers Holdings Inc., 5.36%, due 1/2/07, maturity value $596,274 (collateralized by non-U.S. Government debt securities, value $614,505, 3.34% to 8.75%, 6/15/07 to 12/1/66).	595,919	595,919
Lehman Brothers Holdings Inc., 5.44%, due 1/2/07, maturity value $223,605 (collateralized by non-U.S. Government debt securities, value $230,314, 5.50% to 8.88%, 4/15/11 to 12/1/66).	223,470	223,470
Merrill Lynch & Co. Inc., 5.36%, due 1/2/07, maturity value $596,274 (collateralized by non-U.S. Government debt securities, value $615,699, 0.00% to 10.13%, 6/15/07 to 9/1/26).	595,919	595,919
Merrill Lynch & Co. Inc., 5.44%, due 1/2/07, maturity value $298,139 (collateralized by non-U.S. Government debt securities, value $307,084, 4.37% to 7.75%, 3/3/08 to 12/1/25).	297,959	297,959
Morgan Stanley, 5.36%, due 1/2/07, maturity value $298,136 (collateralized by non-U.S. Government debt securities, value $310,390, 0.00% to 10.00%, 1/1/07 to 12/31/37).	297,959	297,959
Morgan Stanley, 5.51%, due 6/4/07, maturity value $213,520 (collateralized by non-U.S. Government debt securities, value $219,087, 0.00% to 10.00%, 1/1/07 to 12/31/37).(h)	208,572	208,572
Wachovia Capital, 5.38%, due 1/2/07, maturity value $954,040 (collateralized by non-U.S. Government debt securities, value $1,002,287, 3.86% to 8.17%, 8/15/13 to 10/17/44).	953,470	953,470

		8,095,878
TIME DEPOSITS (d)—0.00%
Bank of America N.A.
5.13%, 01/02/07	14,260	14,260

		14,260
VARIABLE & FLOATING RATE NOTES (d)—1.38%
Allstate Life Global Funding II
5.33%-5.43%, 11/02/07-01/25/08(e)	762,776	762,856

American Express Bank
5.32%, 02/28/07	297,959	297,959
American Express Centurion Bank
5.44%, 07/19/07	327,755	327,963
American Express Credit Corp.
5.45%, 07/05/07	89,388	89,418
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	37,280	37,280
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(e)	223,470	223,470
ASIF Global Financing
5.41%, 05/03/07(e)	29,796	29,801
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(e)	193,674	193,674
Bank of Ireland
5.33%-5.35%, 08/14/07-12/20/07(e)	432,041	432,053
Beta Finance Inc.
5.32%-5.41%, 04/25/07-07/25/07(e)	759,796	759,817
BMW US Capital LLC
5.35%, 01/15/08(e)	297,959	297,959
BNP Paribas
5.35%, 11/19/07(e)	551,225	551,225
Carlyle Loan Investment Ltd.
5.40%, 04/13/07-07/15/07(e)	217,510	217,511
CC USA Inc.
5.37%, 07/30/07(e)	148,980	148,992
Commodore CDO Ltd.
5.44%, 12/12/07(e)	74,490	74,490
Credit Agricole SA
5.34%, 11/23/07	297,959	297,959
Credit Suisse First Boston NY
5.38%, 04/24/07	148,980	148,982
Cullinan Finance Corp.
5.36%, 04/25/07(e)	74,490	74,490
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(e)	43,044	43,044
DEPFA Bank PLC
5.40%, 09/14/07	297,959	297,959
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(e)	342,653	342,664
Eli Lilly Services Inc.
5.34%, 12/31/07(e)	198,888	198,888
Fifth Third Bancorp
5.33%, 12/21/07(e)	595,919	595,919
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(e)	193,674	193,659
General Electric Capital Corp.
5.31%-5.48%, 07/09/07-01/24/08(e)	312,857	312,902
Granite Master Issuer PLC
5.32%, 08/20/07(e)	1,042,858	1,042,858
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(e)	685,306	678,748
Hartford Life Global Funding Trust
5.37%-5.41%, 07/13/07-01/15/08	446,939	446,981
HBOS Treasury Services PLC
5.46%, 10/24/07(e)	297,959	297,959
Holmes Financing PLC
5.32%, 07/16/07(e)	521,429	521,429
JPMorgan Chase & Co.
5.32%-5.45%, 07/27/07-08/02/07(h)	819,388	819,389
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(e)	223,470	223,464

Kestrel Funding LLC
5.33%, 07/11/07(e)	119,184	119,177
Kommunalkredit Austria AG
5.35%, 01/09/08(e)	178,776	178,776
Leafs LLC
5.35%, 01/22/07-02/20/07(e)	310,363	310,363
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(e)	327,755	327,744
Lothian Mortgages Master Issuer PLC
5.32%, 04/24/07(e)	117,993	117,993
Marshall & Ilsley Bank
5.35%, 01/15/08	163,878	163,878
Master Funding LLC
5.38%, 04/25/07-05/25/07(e)	539,226	539,226
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(h)	327,755	327,755
Metropolitan Life Global Funding I
5.36%, 02/08/07(e)	446,939	446,939
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(e)(h)	29,796	29,796
Mound Financing PLC
5.32%, 05/08/07(e)	280,082	280,082
Natexis Banques Populaires
5.35%-5.37%, 02/05/07-01/15/08(e)	1,072,654	1,072,641
National City Bank of Indiana
5.35%, 05/21/07	148,980	148,984
Nationwide Building Society
5.38%-5.49%, 02/08/07-10/26/07(e)	983,266	983,413
Newcastle Ltd.
5.37%, 04/24/07(e)	105,031	105,021
Northern Rock PLC
5.39%, 08/03/07(e)	357,551	357,557
Northlake CDO I
5.42%, 09/06/07(e)	89,388	89,388
Pricoa Global Funding I
5.34%, 11/27/07	402,245	402,245
Principal Life Global Funding I
5.80%, 02/08/07	134,082	134,145
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(e)	432,041	432,035
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(e)	297,959	297,959
Strips III LLC
5.40%, 07/24/07(e)	64,497	64,497
SunTrust Bank
5.32%, 05/01/07	297,959	297,965
Tango Finance Corp.
5.30%-5.35%, 04/25/07-07/16/07(e)	727,021	726,983
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(e)	491,633	491,633
Wachovia Asset Securitization Inc.
5.34%, 01/25/07(e)	364,064	364,064
Wachovia Bank N.A.
5.36%, 05/22/07	595,919	595,919
Wal-Mart Stores Inc.
5.50%, 07/16/07(e)	223,470	223,550
Wells Fargo & Co.
5.36%, 11/15/07(e)	148,980	148,987
WhistleJacket Capital Ltd.
5.31%-5.35%, 04/18/07-06/13/07(e)	223,470	223,470
White Pine Finance LLC
5.31%-5.32%, 05/22/07-08/20/07(e)	893,878	893,765

Wind Master Trust
5.34%, 07/25/07(e)	119,184	119,184

		21,996,896

TOTAL SHORT-TERM INVESTMENTS
(Cost: $41,531,890)		41,531,890

TOTAL INVESTMENTS IN SECURITIES—102.50%
(Cost: $1,430,125,081)		1,633,039,667
Other Assets, Less Liabilities—(2.50)%		(39,888,334)

NET ASSETS—100.00%		$1,593,151,333

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(e)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

December 31, 2006

Security	Shares	Value

COMMON STOCKS—99.76%

ADVERTISING—0.22%
Donnelley (R.H.) Corp.	105,740	$6,633,070

		6,633,070
AEROSPACE & DEFENSE—0.78%
Alliant Techsystems Inc.(a)	34,362	2,686,765
Armor Holdings Inc.(a)	48,325	2,650,626
DRS Technologies Inc.	44,917	2,366,228
Goodrich Corp.	13,809	629,000
L-3 Communications Holdings Inc.	182,225	14,902,360
Spirit AeroSystems Holdings Inc. Class A(a)	18,703	625,989

		23,860,968
AGRICULTURE—0.54%
Loews Corp.-Carolina Group	150,219	9,722,174
UST Inc.	115,417	6,717,269

		16,439,443
AIRLINES—0.61%
AMR Corp.(a)	80,559	2,435,299
Southwest Airlines Co.	542,827	8,316,110
UAL Corp.(a)	178,328	7,846,432

		18,597,841
APPAREL—0.88%
Hanesbrands Inc.(a)	72,545	1,713,513
Jones Apparel Group Inc.	181,312	6,061,260
Liz Claiborne Inc.	168,321	7,315,231
VF Corp.	141,392	11,605,455

		26,695,459
AUTO MANUFACTURERS—1.07%
Ford Motor Co.	2,905,211	21,818,135
PACCAR Inc.	165,499	10,740,885

		32,559,020
AUTO PARTS & EQUIPMENT—0.49%
Autoliv Inc.	133,578	8,054,753
BorgWarner Inc.	85,304	5,034,642
TRW Automotive Holdings Corp.(a)	70,228	1,816,798

		14,906,193
BANKS—7.38%
Associated Bancorp	212,979	7,428,708
BancorpSouth Inc.	127,828	3,428,347
Bank of Hawaii Corp.	28,926	1,560,558
BOK Financial Corp.	35,145	1,932,272
City National Corp.	67,193	4,784,142
Colonial BancGroup Inc. (The)	249,020	6,409,775

Comerica Inc.	261,505	15,345,113
Commerce Bancshares Inc.	112,968	5,468,781
Compass Bancshares Inc.	207,911	12,401,891
Cullen/Frost Bankers Inc.	52,599	2,936,076
East West Bancorp Inc.	7,535	266,890
First Citizens BancShares Inc. Class A	9,697	1,965,000
First Horizon National Corp.	198,454	8,291,408
Fulton Financial Corp.	279,672	4,670,522
Huntington Bancshares Inc.	394,957	9,380,229
KeyCorp	650,656	24,744,448
M&T Bank Corp.	122,413	14,953,972
Marshall & Ilsley Corp.	407,525	19,606,028
Mercantile Bankshares Corp.	198,414	9,283,791
Northern Trust Corp.	19,429	1,179,146
Popular Inc.	448,291	8,046,823
Sky Financial Group Inc.	162,357	4,633,669
South Financial Group Inc. (The)	120,890	3,214,465
Synovus Financial Corp.	242,474	7,475,473
TCF Financial Corp.	131,805	3,614,093
TD Banknorth Inc.	162,366	5,241,174
UnionBanCal Corp.	86,215	5,280,669
Valley National Bancorp	188,349	4,993,132
Webster Financial Corp.	85,019	4,142,126
Whitney Holding Corp.	105,887	3,454,034
Wilmington Trust Corp.	109,899	4,634,441
Zions Bancorporation	170,843	14,084,297

		224,851,493
BEVERAGES—0.95%
Coca-Cola Enterprises Inc.	491,767	10,041,882
Constellation Brands Inc. Class A(a)	262,684	7,623,090
Molson Coors Brewing Co. Class B	78,658	6,012,618
Pepsi Bottling Group Inc.	107,367	3,318,714
PepsiAmericas Inc.	100,659	2,111,826

		29,108,130
BIOTECHNOLOGY—0.28%
Charles River Laboratories International Inc.(a)	77,071	3,333,321
Invitrogen Corp.(a)	49,487	2,800,469
Millennium Pharmaceuticals Inc.(a)	234,518	2,556,246

		8,690,036
BUILDING MATERIALS—0.46%
Lennox International Inc.	91,846	2,811,406
Masco Corp.	252,045	7,528,584
USG Corp.(a)	67,596	3,704,261

		14,044,251
CHEMICALS—4.11%
Air Products & Chemicals Inc.	318,653	22,394,933
Airgas Inc.	6,760	273,915
Albemarle Corp.	63,286	4,543,935
Ashland Inc.	95,993	6,640,796
Cabot Corp.	60,146	2,620,561
Celanese Corp. Class A	56,851	1,471,304
Chemtura Corp.	387,256	3,729,275
Cytec Industries Inc.	66,471	3,756,276
Eastman Chemical Co.	131,676	7,809,704
FMC Corp.	63,004	4,822,956
Huntsman Corp.(a)	42,311	802,640
International Flavors & Fragrances Inc.	47,032	2,312,093
Lubrizol Corp.	110,149	5,521,769
Lyondell Chemical Co.	349,280	8,931,090

Mosaic Co. (The)(a)(b)	237,449	5,071,911
PPG Industries Inc.	232,799	14,948,024
Rohm & Haas Co.	220,281	11,260,765
RPM International Inc.	191,054	3,991,118
Sherwin-Williams Co. (The)	71,128	4,522,318
Sigma-Aldrich Corp.	61,482	4,778,381
Valspar Corp. (The)	163,791	4,527,183
Westlake Chemical Corp.	21,860	685,967

		125,416,914
COMMERCIAL SERVICES—1.45%
ADESA Inc.	144,824	4,018,866
Convergys Corp.(a)	213,336	5,073,130
Corrections Corp. of America(a)	33,130	1,498,470
Donnelley (R.R.) & Sons Co.	347,938	12,365,717
Equifax Inc.	21,565	875,539
Hertz Global Holdings Inc.(a)	33,572	583,817
Hewitt Associates Inc. Class A(a)	161,816	4,166,762
Laureate Education Inc.(a)	11,104	539,988
Manpower Inc.	20,172	1,511,488
Quanta Services Inc.(a)	95,941	1,887,159
Service Corp. International	476,484	4,883,961
ServiceMaster Co. (The)	326,986	4,286,786
United Rentals Inc.(a)	104,259	2,651,306

		44,342,989
COMPUTERS—1.81%
Affiliated Computer Services Inc. Class A(a)	94,585	4,619,531
Cadence Design Systems Inc.(a)	73,225	1,311,460
Ceridian Corp.(a)	22,113	618,722
Computer Sciences Corp.(a)	276,472	14,755,311
Diebold Inc.	21,643	1,008,564
Electronic Data Systems Corp.	366,482	10,096,579
Lexmark International Inc. Class A(a)	37,422	2,739,290
NCR Corp.(a)	231,529	9,900,180
Riverbed Technology Inc.(a)	5,314	163,140
Synopsys Inc.(a)	210,852	5,636,074
Unisys Corp.(a)	552,738	4,333,466

		55,182,317
COSMETICS & PERSONAL CARE—0.07%
Alberto-Culver Co.	98,914	2,121,705
Bare Escentuals Inc.(a)	4,223	131,209

		2,252,914
DISTRIBUTION & WHOLESALE—0.77%
Genuine Parts Co.	278,020	13,186,489
Grainger (W.W.) Inc.	34,907	2,441,396
Ingram Micro Inc. Class A(a)	225,999	4,612,640
Tech Data Corp.(a)	89,598	3,393,076

		23,633,601
DIVERSIFIED FINANCIAL SERVICES—2.92%
AmeriCredit Corp.(a)	141,681	3,566,111
Ameriprise Financial Inc.	345,816	18,846,972
CIT Group Inc.	320,922	17,897,820
E*TRADE Financial Corp.(a)	52,495	1,176,938
Edwards (A.G.) Inc.	123,294	7,803,277
IndyMac Bancorp Inc.	89,424	4,038,388
Janus Capital Group Inc.	158,450	3,420,935
Jefferies Group Inc.	190,945	5,121,145
Legg Mason Inc.	90,163	8,569,993
Nelnet Inc. Class A(a)	4,103	112,258

NYMEX Holdings Inc.(a)(b)	4,627	573,794
NYSE Group Inc.(a)(b)	123,498	12,004,006
Raymond James Financial Inc.	145,991	4,424,987
Student Loan Corp. (The)	6,485	1,344,340

		88,900,964
ELECTRIC—12.59%
Alliant Energy Corp.	189,304	7,150,012
Ameren Corp.	330,589	17,762,547
American Electric Power Co. Inc.	634,099	26,999,935
CenterPoint Energy Inc.	501,449	8,314,024
CMS Energy Corp.(a)	356,229	5,949,024
Consolidated Edison Inc.	395,665	19,019,617
Constellation Energy Group Inc.	251,507	17,321,287
DPL Inc.	151,207	4,200,530
DTE Energy Co.	286,214	13,855,620
Dynegy Inc. Class A(a)	608,470	4,405,323
Edison International	524,485	23,853,578
Energy East Corp.	237,881	5,899,449
Entergy Corp.	334,724	30,901,720
Great Plains Energy Inc.	128,067	4,072,531
Hawaiian Electric Industries Inc.(b)	130,743	3,549,672
MDU Resources Group Inc.	289,821	7,431,010
Mirant Corp.(a)	412,154	13,011,702
Northeast Utilities	247,336	6,964,982
NRG Energy Inc.(a)	142,743	7,995,035
NSTAR	172,051	5,911,672
OGE Energy Corp.	146,218	5,848,720
Pepco Holdings Inc.	306,575	7,974,016
PG&E Corp.	558,847	26,450,229
Pinnacle West Capital Corp.	159,753	8,097,880
PPL Corp.	612,521	21,952,753
Progress Energy Inc.	407,242	19,987,437
Puget Energy Inc.	186,944	4,740,900
Reliant Energy Inc.(a)	493,888	7,018,148
SCANA Corp.	185,984	7,554,670
Sierra Pacific Resources Corp.(a)	355,853	5,989,006
TECO Energy Inc.	336,283	5,794,156
Wisconsin Energy Corp.	188,380	8,940,515
WPS Resources Corp.	69,330	3,745,900
Xcel Energy Inc.	652,817	15,053,960

		383,717,560
ELECTRICAL COMPONENTS & EQUIPMENT—0.32%
American Power Conversion Corp.	168,584	5,156,985
Energizer Holdings Inc.(a)	18,291	1,298,478
Hubbell Inc. Class B	70,368	3,181,337

		9,636,800
ELECTRONICS—1.27%
Applera Corp.-Applied Biosystems Group	58,210	2,135,725
Arrow Electronics Inc.(a)	168,979	5,331,287
Avnet Inc.(a)	111,164	2,838,017
AVX Corp.	44,873	663,672
Gentex Corp.	22,217	345,697
PerkinElmer Inc.	98,456	2,188,677
Sanmina-SCI Corp.(a)	515,187	1,777,395
Solectron Corp.(a)	784,180	2,525,060
Symbol Technologies Inc.	81,398	1,216,086
Tektronix Inc.	38,748	1,130,279
Thermo Fisher Scientific Inc.(a)	347,554	15,740,721
Vishay Intertechnology Inc.(a)	214,467	2,903,883

		38,796,499

ENGINEERING & CONSTRUCTION—0.27%
KBR Inc.(a)	17,016	445,139
Shaw Group Inc. (The)(a)	129,341	4,332,923
URS Corp.(a)	77,840	3,335,444

		8,113,506
ENTERTAINMENT—0.17%
DreamWorks Animation SKG Inc. Class A(a)	24,222	714,307
International Speedway Corp. Class A	56,826	2,900,399
Warner Music Group Corp.	68,632	1,575,104

		5,189,810
ENVIRONMENTAL CONTROL—0.17%
Allied Waste Industries Inc.(a)	379,577	4,665,001
Republic Services Inc.	10,812	439,724

		5,104,725
FOOD—4.88%
Campbell Soup Co.	162,358	6,314,103
ConAgra Foods Inc.	836,071	22,573,917
Corn Products International Inc.	119,482	4,126,908
Dean Foods Co.(a)	219,017	9,260,039
Del Monte Foods Co.	321,855	3,550,061
Heinz (H.J.) Co.	233,035	10,488,905
Hershey Co. (The)	34,391	1,712,672
Hormel Foods Corp.	118,869	4,438,568
Kroger Co.	1,018,091	23,487,359
McCormick & Co. Inc. NVS	45,036	1,736,588
Safeway Inc.	724,554	25,040,586
Sara Lee Corp.	580,187	9,880,585
Smithfield Foods Inc.(a)	158,492	4,066,905
Smucker (J.M.) Co. (The)	93,780	4,545,517
SUPERVALU Inc.	329,494	11,779,410
Tyson Foods Inc. Class A	357,790	5,885,645

		148,887,768
FOREST PRODUCTS & PAPER—1.36%
Louisiana-Pacific Corp.	170,522	3,671,339
MeadWestvaco Corp.	291,713	8,768,893
Plum Creek Timber Co. Inc.	296,819	11,828,237
Rayonier Inc.	112,071	4,600,515
Smurfit-Stone Container Corp.(a)	410,026	4,329,875
Temple-Inland Inc.	177,942	8,190,670

		41,389,529
GAS—2.40%
AGL Resources Inc.	125,556	4,885,384
Atmos Energy Corp.	131,514	4,196,612
Energen Corp.	118,355	5,555,584
KeySpan Corp.	281,709	11,600,777
NiSource Inc.	439,044	10,580,960
Sempra Energy	417,071	23,372,659
Southern Union Co.	171,740	4,800,133
UGI Corp.	169,678	4,628,816
Vectren Corp.	122,794	3,472,614

		73,093,539
HAND & MACHINE TOOLS—0.34%
Black & Decker Corp.	8,930	714,132
Kennametal Inc.	63,795	3,754,336
Snap-On Inc.	81,846	3,899,143

Stanley Works (The)	39,300	1,976,397

		10,344,008
HEALTH CARE-PRODUCTS—0.30%
Bausch & Lomb Inc.	72,329	3,765,448
Beckman Coulter Inc.	8,287	495,563
Cooper Companies Inc.	35,689	1,588,160
Hillenbrand Industries Inc.	57,158	3,254,005

		9,103,176
HEALTH CARE-SERVICES—0.68%
Community Health Systems Inc.(a)	61,838	2,258,324
Health Management Associates Inc. Class A	288,166	6,083,184
Health Net Inc.(a)	14,702	715,399
LifePoint Hospitals Inc.(a)	60,059	2,023,988
Tenet Healthcare Corp.(a)	241,810	1,685,416
Triad Hospitals Inc.(a)	117,776	4,926,570
Universal Health Services Inc. Class B	56,753	3,145,819

		20,838,700
HOLDING COMPANIES-DIVERSIFIED—0.24%
Leucadia National Corp.	262,875	7,413,075

		7,413,075
HOME BUILDERS—1.34%
Beazer Homes USA Inc.	32,449	1,525,427
Centex Corp.	106,548	5,995,456
Horton (D.R.) Inc.	232,677	6,163,614
KB Home	62,812	3,220,999
Lennar Corp. Class A	131,140	6,879,604
M.D.C. Holdings Inc.	31,024	1,769,919
Pulte Homes Inc.	172,704	5,719,956
Ryland Group Inc.	43,757	2,390,007
Standard-Pacific Corp.	66,197	1,773,418
Toll Brothers Inc.(a)	168,025	5,415,446

		40,853,846
HOME FURNISHINGS—0.32%
Whirlpool Corp.	117,409	9,747,295

		9,747,295
HOUSEHOLD PRODUCTS & WARES—1.03%
Clorox Co. (The)	242,888	15,581,265
Fortune Brands Inc.	155,115	13,245,270
Jarden Corp.(a)	42,519	1,479,236
Scotts Miracle-Gro Co. (The) Class A	18,776	969,780

		31,275,551
HOUSEWARES—0.16%
Newell Rubbermaid Inc.	171,690	4,970,425

		4,970,425
INSURANCE—7.74%
Alleghany Corp.(a)	7,817	2,842,261
Ambac Financial Group Inc.	155,743	13,872,029
American Financial Group Inc.	137,413	4,934,501
American National Insurance Co.	22,869	2,609,582
Aon Corp.	512,996	18,129,279
Assurant Inc.	207,685	11,474,596
Berkley (W.R.) Corp.	119,629	4,128,397
CIGNA Corp.	165,117	21,724,444
Cincinnati Financial Corp.	250,820	11,364,654
CNA Financial Corp.(a)	34,898	1,407,087

Conseco Inc.(a)	244,102	4,877,158
Erie Indemnity Co. Class A	80,138	4,646,401
Fidelity National Financial Inc.	345,137	8,241,872
First American Corp.	137,371	5,588,252
Gallagher (Arthur J.) & Co.	108,645	3,210,460
Hanover Insurance Group Inc. (The)	52,254	2,549,995
HCC Insurance Holdings Inc.	82,130	2,635,552
Markel Corp.(a)	12,735	6,114,073
MBIA Inc.	216,903	15,846,933
Mercury General Corp.	42,746	2,253,997
MGIC Investment Corp.	133,691	8,361,035
Nationwide Financial Services Inc.	78,813	4,271,665
Old Republic International Corp.	370,141	8,616,882
Philadelphia Consolidated Holding Corp.(a)	15,523	691,705
PMI Group Inc. (The)	127,945	6,035,166
Protective Life Corp.	112,592	5,348,120
Radian Group Inc.	132,725	7,155,205
Reinsurance Group of America Inc.	46,864	2,610,325
SAFECO Corp.	191,916	12,004,346
StanCorp Financial Group Inc.	88,148	3,971,067
Torchmark Corp.	161,595	10,303,297
Transatlantic Holdings Inc.	27,585	1,713,028
Unitrin Inc.	76,489	3,832,864
UnumProvident Corp.	551,513	11,460,440
Wesco Financial Corp.	2,301	1,058,460

		235,885,128
INTERNET—0.64%
Expedia Inc.(a)	318,689	6,686,095
IAC/InterActiveCorp(a)	173,118	6,433,065
Liberty Media Holding Corp.-Liberty Interactive Group Series A(a)	248,003	5,349,425
McAfee Inc.(a)	19,363	549,522
VeriSign Inc.(a)	24,597	591,558

		19,609,665
INVESTMENT COMPANIES—0.59%
Allied Capital Corp.(b)	225,453	7,367,804
American Capital Strategies Ltd.	228,964	10,591,875

		17,959,679
IRON & STEEL—0.78%
Carpenter Technology Corp.	2,695	276,291
Reliance Steel & Aluminum Co.	105,919	4,171,090
Steel Dynamics Inc.	147,996	4,802,470
United States Steel Corp.	198,149	14,492,618

		23,742,469
LEISURE TIME—0.35%
Brunswick Corp.	123,063	3,925,710
Sabre Holdings Corp.	213,807	6,818,305

		10,744,015
LODGING—0.33%
Harrah’s Entertainment Inc.	78,484	6,492,196
Starwood Hotels & Resorts Worldwide Inc.	58,471	3,654,437

		10,146,633
MACHINERY—0.50%
AGCO Corp.(a)	135,968	4,206,850
Cummins Inc.	13,563	1,602,875
Flowserve Corp.(a)	77,334	3,903,047
Terex Corp.(a)	85,078	5,494,337

		15,207,109

MANUFACTURING—2.44%
Brink’s Co. (The)	17,455	1,115,724
Carlisle Companies Inc.	7,222	566,927
Crane Co.	85,425	3,129,972
Dover Corp.	34,480	1,690,210
Eastman Kodak Co.(b)	462,488	11,932,190
Eaton Corp.	241,803	18,169,077
ITT Industries Inc.	98,926	5,620,975
Leggett & Platt Inc.	131,957	3,153,772
Pall Corp.	165,211	5,708,040
Parker Hannifin Corp.	111,022	8,535,371
Pentair Inc.	101,942	3,200,979
SPX Corp.	96,279	5,888,424
Teleflex Inc.	64,869	4,187,943
Textron Inc.	13,903	1,303,684
Trinity Industries Inc.	7,246	255,059

		74,458,347
MEDIA—3.15%
Cablevision Systems Corp.	173,418	4,938,945
CTC Media Inc.(a)	15,726	377,581
Discovery Holding Co. Class A(a)	324,106	5,214,866
Gannett Co. Inc.	382,831	23,145,962
Hearst-Argyle Television Inc.	43,148	1,100,274
Liberty Global Inc. Class A(a)	411,886	12,006,477
Liberty Media Holding Corp.-Liberty Capital Group Series A(a)	226,114	22,154,650
McClatchy Co. (The) Class A	81,503	3,529,080
New York Times Co. Class A	213,051	5,189,922
Tribune Co.	293,345	9,029,159
Univision Communications Inc. Class A(a)	109,673	3,884,618
Washington Post Co. (The) Class B	7,196	5,365,338

		95,936,872
METAL FABRICATE & HARDWARE—0.28%
Commercial Metals Co.	193,831	5,000,840
Timken Co. (The)	125,251	3,654,824

		8,655,664
MINING—0.26%
Freeport-McMoRan Copper & Gold Inc.	140,221	7,814,516

		7,814,516
OFFICE & BUSINESS EQUIPMENT—1.09%
Pitney Bowes Inc.	147,656	6,820,231
Xerox Corp.(a)	1,553,847	26,337,707

		33,157,938
OFFICE FURNISHINGS—0.02%
Steelcase Inc. Class A	27,953	507,626

		507,626
OIL & GAS—3.93%
Cabot Oil & Gas Corp.	78,692	4,772,670
Chesapeake Energy Corp.	658,201	19,120,739
Cimarex Energy Co.	133,072	4,857,128
Forest Oil Corp.(a)	88,487	2,891,755
Frontier Oil Corp.	84,370	2,424,794
Hess Corp.	389,542	19,309,597
Murphy Oil Corp.	300,474	15,279,103
Newfield Exploration Co.(a)	207,098	9,516,153

Noble Energy Inc.	285,215	13,995,500
Pioneer Natural Resources Co.	197,470	7,837,584
Pogo Producing Co.	93,388	4,523,715
Pride International Inc.(a)	48,740	1,462,687
Rowan Companies Inc.	12,405	411,846
Sunoco Inc.	98,754	6,158,299
Tesoro Corp.	110,427	7,262,784

		119,824,354
OIL & GAS SERVICES—0.22%
National Oilwell Varco Inc.(a)	18,705	1,144,372
SEACOR Holdings Inc.(a)(b)	36,438	3,612,463
Tidewater Inc.	40,852	1,975,603

		6,732,438
PACKAGING & CONTAINERS—0.55%
Bemis Co. Inc.	168,871	5,738,237
Sealed Air Corp.	77,286	5,017,407
Sonoco Products Co.	159,531	6,071,750

		16,827,394
PHARMACEUTICALS—0.85%
AmerisourceBergen Corp.	256,022	11,510,749
King Pharmaceuticals Inc.(a)	385,021	6,129,534
Omnicare Inc.	100,730	3,891,200
Watson Pharmaceuticals Inc.(a)	164,373	4,278,629

		25,810,112
PIPELINES—0.73%
El Paso Corp.	72,924	1,114,279
Equitable Resources Inc.	25,796	1,076,983
National Fuel Gas Co.	135,281	5,213,730
ONEOK Inc.	177,504	7,653,972
Questar Corp.	15,797	1,311,941
Williams Companies Inc.	230,078	6,009,637

		22,380,542
REAL ESTATE INVESTMENT TRUSTS—11.96%
AMB Property Corp.	141,719	8,306,151
Annaly Capital Management Inc.	321,468	4,471,620
Apartment Investment & Management Co. Class A	156,513	8,767,858
Archstone-Smith Trust	344,084	20,029,130
AvalonBay Communities Inc.	119,744	15,572,707
Boston Properties Inc.	183,768	20,559,964
Brandywine Realty Trust	146,421	4,868,498
BRE Properties Inc. Class A	82,668	5,375,073
Camden Property Trust	90,757	6,702,404
CapitalSource Inc.	52,957	1,446,256
CBL & Associates Properties Inc.	103,642	4,492,881
Colonial Properties Trust	73,210	3,432,085
Developers Diversified Realty Corp.	107,410	6,761,459
Douglas Emmett Inc.	90,143	2,396,902
Duke Realty Corp.	217,201	8,883,521
Equity Office Properties Trust	589,369	28,389,905
Equity Residential	468,836	23,793,427
Essex Property Trust Inc.	20,270	2,619,897
Federal Realty Investment Trust	40,953	3,481,005
General Growth Properties Inc.	133,718	6,984,091
Health Care Property Investors Inc.	319,345	11,758,283
Health Care REIT Inc.	107,954	4,644,181
Hospitality Properties Trust	132,808	6,312,364
Host Hotels & Resorts Inc.	833,140	20,453,587

HRPT Properties Trust	338,164	4,176,325
iStar Financial Inc.	203,330	9,723,241
Kimco Realty Corp.	356,380	16,019,281
Liberty Property Trust(b)	143,672	7,060,042
Mack-Cali Realty Corp.	100,390	5,119,890
New Century Financial Corp.	73,670	2,327,235
New Plan Excel Realty Trust Inc.	168,538	4,631,424
ProLogis	394,356	23,965,014
Public Storage Inc.	73,400	7,156,500
Reckson Associates Realty Corp.	134,039	6,112,178
Regency Centers Corp.	110,441	8,633,173
Taubman Centers Inc.	39,315	1,999,561
Thornburg Mortgage Inc.(b)	180,269	4,530,160
Ventas Inc.	67,504	2,856,769
Vornado Realty Trust	208,163	25,291,805
Weingarten Realty Investors	97,424	4,492,221

		364,598,068
RETAIL—1.84%
AnnTaylor Stores Corp.(a)	8,663	284,493
AutoNation Inc.(a)	253,471	5,404,002
Barnes & Noble Inc.	64,571	2,564,114
BJ’s Wholesale Club Inc.(a)	108,881	3,387,288
Circuit City Stores Inc.	25,304	480,270
Dillard’s Inc. Class A	100,833	3,526,130
Dollar General Corp.	34,259	550,200
Dollar Tree Stores Inc.(a)	152,069	4,577,277
Family Dollar Stores Inc.	116,419	3,414,569
Foot Locker Inc.	222,267	4,874,315
OfficeMax Inc.	114,578	5,688,798
OSI Restaurant Partners Inc.	49,685	1,947,652
RadioShack Corp.	51,408	862,626
Rite Aid Corp.(a)	852,161	4,635,756
Saks Inc.	219,369	3,909,156
Sally Beauty Co. Inc.(a)	99,441	775,640
Tiffany & Co.	90,998	3,570,762
United Auto Group Inc.	78,334	1,846,332
Wendy’s International Inc.	110,364	3,651,945

		55,951,325
SAVINGS & LOANS—1.29%
Astoria Financial Corp.	147,104	4,436,657
Capitol Federal Financial	35,637	1,369,174
Hudson City Bancorp Inc.	468,818	6,507,194
New York Community Bancorp Inc.(b)	474,969	7,647,001
Sovereign Bancorp Inc.	631,630	16,037,086
Washington Federal Inc.	140,590	3,308,083

		39,305,195
SEMICONDUCTORS—1.14%
Atmel Corp.(a)	691,044	4,180,816
Cree Inc.(a)	18,891	327,192
Cypress Semiconductor Corp.(a)	24,390	411,459
Fairchild Semiconductor International Inc. Class A(a)	95,147	1,599,421
Integrated Device Technology Inc.(a)	180,169	2,789,016
International Rectifier Corp.(a)	51,913	2,000,208
Intersil Corp. Class A	128,863	3,082,403
KLA-Tencor Corp.	67,710	3,368,573
LSI Logic Corp.(a)	178,954	1,610,586
Micron Technology Inc.(a)	635,246	8,868,034
Novellus Systems Inc.(a)	123,844	4,262,710
Rambus Inc.(a)	14,580	275,999

Spansion Inc. Class A(a)	58,286	866,130
Teradyne Inc.(a)	73,631	1,101,520

		34,744,067
SOFTWARE—1.15%
CA Inc.	564,200	12,779,130
Compuware Corp.(a)	567,506	4,727,325
Fair Isaac Corp.	20,385	828,650
Fidelity National Information Services Inc.	270,575	10,847,352
IMS Health Inc.	91,789	2,522,362
Novell Inc.(a)	546,446	3,387,965

		35,092,784
TELECOMMUNICATIONS—3.18%
ADC Telecommunications Inc.(a)	21,041	305,726
Avaya Inc.(a)	685,674	9,585,723
CenturyTel Inc.	187,068	8,167,389
Ciena Corp.(a)	104,354	2,891,649
Citizens Communications Co.	308,408	4,431,823
Comverse Technology Inc.(a)	64,136	1,353,911
Crown Castle International Corp.(a)	35,997	1,162,703
Embarq Corp.	239,829	12,605,412
Juniper Networks Inc.(a)	420,928	7,972,376
Leap Wireless International Inc.(a)	47,746	2,839,455
NTL Inc.	468,182	11,816,914
Qwest Communications International Inc.(a)(b)	2,544,269	21,295,532
TeleCorp PCS Inc. Escrow(c)	794	0
Telephone & Data Systems Inc.	81,157	4,409,260
Tellabs Inc.(a)	721,681	7,404,447
United States Cellular Corp.(a)	10,616	738,767

		96,981,087
TEXTILES—0.19%
Mohawk Industries Inc.(a)	75,574	5,657,470

		5,657,470
TOYS, GAMES & HOBBIES—0.69%
Hasbro Inc.	255,813	6,970,904
Mattel Inc.	627,047	14,208,885

		21,179,789
TRANSPORTATION—1.13%
Alexander & Baldwin Inc.	71,307	3,161,752
CSX Corp.	364,616	12,553,728
Kansas City Southern Industries Inc.(a)	77,466	2,244,965
Laidlaw International Inc.	132,304	4,026,011
Overseas Shipholding Group Inc.	47,440	2,670,872
Ryder System Inc.	98,270	5,017,666
Swift Transportation Co. Inc.(a)	46,541	1,222,632
YRC Worldwide Inc.(a)	92,608	3,494,100

		34,391,726
TRUCKING & LEASING—0.05%
GATX Corp.	34,329	1,487,476

		1,487,476
WATER—0.06%
Aqua America Inc.	83,304	1,897,665

		1,897,665

TOTAL COMMON STOCKS
(Cost: $2,704,973,888)		3,041,278,568

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—1.78%

CERTIFICATES OF DEPOSIT (d)—0.04%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$261,229	261,229
Washington Mutual Bank
5.33%, 03/19/07	932,961	932,961

		1,194,190
COMMERCIAL PAPER (d)—0.34%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(e)	392,258	386,644
Aspen Funding Corp.
5.26%, 02/21/07(e)	242,570	240,798
Beta Finance Inc.
5.27%, 01/25/07(e)	74,637	74,386
BNP Paribas Finance Inc.
5.12%, 06/06/07	130,615	127,738
CAFCO LLC
5.26%, 01/30/07(e)	186,592	185,829
Cantabric Finance LLC
5.25%-5.26%, 01/25/07-03/06/07(e)	447,821	444,577
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(e)	440,358	434,954
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(e)	37,318	37,269
Curzon Funding LLC
5.24%, 02/27/07(e)	204,692	203,023
Edison Asset Securitization LLC
5.21%, 04/11/07(e)	154,659	152,443
Eureka Securitization
5.26%, 02/09/07(e)	466,481	463,891
Five Finance Inc.
5.22%, 04/20/07(e)	171,665	168,977
General Electric Capital Corp.
5.12%, 06/04/07(e)	279,888	273,804
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(e)	612,023	606,108
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(e)	727,710	712,626
KKR Atlantic Funding Trust
5.32%, 01/03/07(e)	279,888	279,847
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(e)	1,228,135	1,220,769
Lockhart Funding LLC
5.28%, 02/09/07(e)	373,184	371,105
Nationwide Building Society
5.21%, 04/13/07(e)	354,525	349,343
Nestle Capital Corp.
5.19%, 08/09/07(e)	223,911	216,841
Norddeutsche Landesbank
5.27%, 02/15/07	354,525	352,244
Polonius Inc.
5.26%, 02/20/07(e)	105,537	104,781
Regency Markets No. 1 LLC
5.32%, 01/22/07(e)	124,020	123,654
Sedna Finance Inc.
5.22%, 04/17/07(e)	212,715	209,477

Societe Generale
5.18%, 05/16/07	932,961	914,973
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(e)	946,948	937,829
Thornburg Mortgage Capital Resources
5.28%, 01/17/07-03/12/07(e)	459,763	456,589
Three Pillars Funding Corp.
5.26%, 02/14/07(e)	218,085	216,715

		10,267,234
MEDIUM-TERM NOTES(d)—0.04%
Bank of America N.A.
5.28%, 04/20/07	93,296	93,296
Cullinan Finance Corp.
5.71%, 06/28/07(e)	279,888	279,888
K2 USA LLC
5.39%, 06/04/07(e)	279,888	279,888
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(e)	436,626	436,626

		1,089,698
MONEY MARKET FUNDS—0.13%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(f)(g)	3,833,582	3,833,582

		3,833,582
REPURCHASE AGREEMENTS (d)—0.33%
Banc of America Securities LLC, 5.36%, due 1/2/07, maturity value $746,814 (collateralized by non-U.S. Government debt securities, value $769,638, 4.25% to 8.00%, 3/1/08 to 7/15/17).	$746,369	746,369
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $1,306,925 (collateralized by non-U.S. Government debt securities, value $1,437,618, 1.00% to 8.84%, 8/3/14 to 12/25/46).	1,306,146	1,306,146
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $560,111 (collateralized by U.S. Government obligations, value $571,316, 0.00% to 11.00%, 1/1/08 to 1/1/37).	559,777	559,777
BNP Securities Corp., 5.36%, due 1/2/07, maturity value $37,340 (collateralized by non-U.S. Government debt securities, value $39,229, 5.46%, 3/15/08).	37,318	37,318
Citigroup Global Markets Holdings Inc., 5.36%, due 1/2/07, maturity value $1,306,924 (collateralized by non-U.S. Government debt securities, value $1,373,020, 3.78% to 7.41%, 11/25/19 to 10/25/45).	1,306,146	1,306,146
Citigroup Global Markets Holdings Inc., 5.42%, due 1/2/07, maturity value $410,750 (collateralized by non-U.S. Government debt securities, value $457,890, 0.00% to 10.00%, 6/1/28 to 11/16/36).	410,503	410,503

Citigroup Global Markets Holdings Inc., 5.46%, due 1/2/07, maturity value $224,047 (collateralized by non-U.S. Government debt securities, value $249,759, 0.00% to 10.00%, 6/1/28 to 11/16/36).	223,911	223,911
Goldman Sachs & Co. Inc., 5.35%, due 1/2/07, maturity value $746,813 (collateralized by non-U.S. Government debt securities, value $776,612, 0.00% to 10.00%, 1/23/07 to 5/15/44).	746,369	746,369
Goldman Sachs Group Inc., 5.36%, due 1/2/07, maturity value $138,560 (collateralized by non-U.S. Government debt securities, value $144,044, 0.00% to 10.00%, 1/23/07 to 5/15/44).	138,478	138,478
Goldman Sachs Group Inc., 5.46%, due 1/2/07, maturity value $224,047 (collateralized by non-U.S. Government debt securities, value $232,987, 0.00% to 10.00%, 1/23/07 to 5/15/44).	223,911	223,911
Greenwich Capital Markets Inc., 5.46%, due 1/2/07, maturity value $186,705 (collateralized by non-U.S. Government debt securities, value $206,482, 5.58%, 1/8/36).	186,592	186,592
HSBC Securities Inc., 5.36%, due 1/2/07, maturity value $186,703 (collateralized by non-U.S. Government debt securities, value $196,164, 3.16% to 5.32%, 5/15/34 to 6/1/46).	186,592	186,592
JP Morgan Securities Inc., 5.41%, due 1/2/07, maturity value $93,352 (collateralized by non-U.S. Government debt securities, value $98,082, 5.75% to 8.75%, 10/1/08 to 9/15/25).	93,296	93,296
Lehman Brothers Holdings Inc., 5.36%, due 1/2/07, maturity value $746,814 (collateralized by non-U.S. Government debt securities, value $769,648, 3.34% to 8.75%, 6/15/07 to 12/1/66).	746,369	746,369
Lehman Brothers Holdings Inc., 5.44%, due 1/2/07, maturity value $280,057 (collateralized by non-U.S. Government debt securities, value $288,461, 5.50% to 8.88%, 4/15/11 to 12/1/66).	279,888	279,888
Merrill Lynch & Co. Inc., 5.36%, due 1/2/07, maturity value $746,814 (collateralized by non-U.S. Government debt securities, value $771,143, 0.00% to 10.13%, 6/15/07 to 9/1/26).	746,369	746,369
Merrill Lynch & Co. Inc., 5.44%, due 1/2/07, maturity value $373,410 (collateralized by non-U.S. Government debt securities, value $384,613, 4.37% to 7.75%, 3/3/08 to 12/1/25).	373,184	373,184
Morgan Stanley, 5.36%, due 1/2/07, maturity value $373,406 (collateralized by non-U.S. Government debt securities, value $388,754, 0.00% to 10.00%, 1/1/07 to 12/31/37).	373,184	373,184
Morgan Stanley, 5.51%, due 6/4/07, maturity value $267,426 (collateralized by non-U.S. Government debt securities, value $274,400, 0.00% to 10.00%, 1/1/07 to 12/31/37).(h)	261,229	261,229
Wachovia Capital, 5.38%, due 1/2/07, maturity value $1,194,904 (collateralized by non-U.S. Government debt securities, value $1,255,333, 3.86% to 8.17%, 8/15/13 to 10/17/44).	1,194,190	1,194,190

		10,139,821

TIME DEPOSITS (d)—0.00%
Bank of America N.A.
5.13%, 01/02/07	17,861	17,861

		17,861
VARIABLE & FLOATING RATE NOTES (d)—0.90%
Allstate Life Global Funding II
5.33%-5.43%, 11/02/07-01/25/08(e)	955,352	955,454
American Express Bank
5.32%, 02/28/07	373,184	373,184
American Express Centurion Bank
5.44%, 07/19/07	410,503	410,763
American Express Credit Corp.
5.45%, 07/05/07	111,955	111,993
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	46,692	46,692
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(e)	279,888	279,888
ASIF Global Financing
5.41%, 05/03/07(e)	37,318	37,325
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(e)	242,570	242,570
Bank of Ireland
5.33%-5.35%, 08/14/07-12/20/07(e)	541,118	541,132
Beta Finance Inc.
5.32%-5.41%, 04/25/07-07/25/07(e)	951,620	951,648
BMW US Capital LLC
5.35%, 01/15/08(e)	373,184	373,184
BNP Paribas
5.35%, 11/19/07(e)	690,391	690,391
Carlyle Loan Investment Ltd.
5.40%, 04/13/07-07/15/07(e)	272,425	272,424
CC USA Inc.
5.37%, 07/30/07(e)	186,592	186,607
Commodore CDO Ltd.
5.44%, 12/12/07(e)	93,296	93,296
Credit Agricole SA
5.34%, 11/23/07	373,184	373,184
Credit Suisse First Boston NY
5.38%, 04/24/07	186,592	186,595
Cullinan Finance Corp.
5.36%, 04/25/07(e)	93,296	93,296
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(e)	53,911	53,911
DEPFA Bank PLC
5.40%, 09/14/07	373,184	373,184
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(e)	429,162	429,176
Eli Lilly Services Inc.
5.34%, 12/31/07(e)	249,101	249,101
Fifth Third Bancorp
5.33%, 12/21/07(e)	746,369	746,369
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(e)	242,570	242,552
General Electric Capital Corp.
5.31%-5.48%, 07/09/07-01/24/08(e)	391,844	391,900
Granite Master Issuer PLC
5.32%, 08/20/07(e)	1,306,146	1,306,146
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(e)	858,324	850,111

Hartford Life Global Funding Trust
5.37%-5.41%, 07/13/07-01/15/08	559,777	559,829
HBOS Treasury Services PLC
5.46%, 10/24/07(e)	373,184	373,184
Holmes Financing PLC
5.32%, 07/16/07(e)	653,073	653,073
JPMorgan Chase & Co.
5.32%-5.45%, 07/27/07-08/02/07(h)	1,026,257	1,026,257
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(e)	279,888	279,882
Kestrel Funding LLC
5.33%, 07/11/07(e)	149,274	149,266
Kommunalkredit Austria AG
5.35%, 01/09/08(e)	223,911	223,911
Leafs LLC
5.35%, 01/22/07-02/20/07(e)	388,720	388,720
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(e)	410,503	410,488
Lothian Mortgages Master Issuer PLC
5.32%, 04/24/07(e)	147,783	147,783
Marshall & Ilsley Bank
5.35%, 01/15/08	205,251	205,251
Master Funding LLC
5.38%, 04/25/07-05/25/07(e)	675,363	675,363
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(h)	410,503	410,503
Metropolitan Life Global Funding I
5.36%, 02/08/07(e)	559,777	559,777
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(e)(h)	37,318	37,318
Mound Financing PLC
5.32%, 05/08/07(e)	350,793	350,793
Natexis Banques Populaires
5.35%-5.37%, 02/05/07-01/15/08(e)	1,343,464	1,343,455
National City Bank of Indiana
5.35%, 05/21/07	186,592	186,598
Nationwide Building Society
5.38%-5.49%, 02/08/07-10/26/07(e)	1,231,509	1,231,693
Newcastle Ltd.
5.37%, 04/24/07(e)	131,548	131,536
Northern Rock PLC
5.39%, 08/03/07(e)	447,821	447,828
Northlake CDO I
5.42%, 09/06/07(e)	111,955	111,955
Pricoa Global Funding I
5.34%, 11/27/07	503,799	503,799
Principal Life Global Funding I
5.80%, 02/08/07	167,933	168,012
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(e)	541,117	541,110
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(e)	373,184	373,184
Strips III LLC
5.40%, 07/24/07(e)	80,781	80,781
SunTrust Bank
5.32%, 05/01/07	373,184	373,192
Tango Finance Corp.
5.30%-5.35%, 04/25/07-07/16/07(e)	910,570	910,524
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(e)	615,754	615,754
Wachovia Asset Securitization Inc.
5.34%, 01/25/07(e)	455,979	455,979

Wachovia Bank N.A.
5.36%, 05/22/07	746,369	746,369
Wal-Mart Stores Inc.
5.50%, 07/16/07(e)	279,888	279,989
Wells Fargo & Co.
5.36%, 11/15/07(e)	186,592	186,601
WhistleJacket Capital Ltd.
5.31%-5.35%, 04/18/07-06/13/07(e)	279,888	279,889
White Pine Finance LLC
5.31%-5.32%, 05/22/07-08/20/07(e)	1,119,553	1,119,412
Wind Master Trust
5.34%, 07/25/07(e)	149,274	149,274

		27,550,408

TOTAL SHORT-TERM INVESTMENTS
(Cost: $54,092,794)		54,092,794

TOTAL INVESTMENTS IN SECURITIES—101.54%
(Cost: $2,759,066,682)		3,095,371,362
Other Assets, Less Liabilities—(1.54)%		(46,838,014)

NET ASSETS—100.00%		$3,048,533,348

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(e)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 100 INDEX FUND

December 31, 2006

Security	Shares	Value

COMMON STOCKS—99.80%

AEROSPACE & DEFENSE—2.54%
Boeing Co. (The)	342,808	$30,455,063
General Dynamics Corp.	174,343	12,962,402
Raytheon Co.	192,960	10,188,288
United Technologies Corp.	435,146	27,205,328

		80,811,081
AGRICULTURE—2.45%
Altria Group Inc.	908,339	77,953,653

		77,953,653
AUTO MANUFACTURERS—0.43%
Ford Motor Co.	812,932	6,105,119
General Motors Corp.	244,444	7,509,320

		13,614,439
BANKS—7.62%
Bank of America Corp.	1,946,132	103,903,988
Regions Financial Corp.	314,506	11,762,524
U.S. Bancorp	762,132	27,581,557
Wachovia Corp.	826,170	47,050,382
Wells Fargo & Co.	1,463,264	52,033,668

		242,332,119
BEVERAGES—3.25%
Anheuser-Busch Companies Inc.	332,222	16,345,322
Coca-Cola Co. (The)	883,884	42,647,403
PepsiCo Inc.	711,774	44,521,464

		103,514,189
BIOTECHNOLOGY—1.19%
Amgen Inc.(a)	505,686	34,543,411
MedImmune Inc.(a)	103,476	3,349,518

		37,892,929
CHEMICALS—1.13%
Dow Chemical Co. (The)	414,289	16,546,703
Du Pont (E.I.) de Nemours and Co.	398,380	19,405,090

		35,951,793
COMPUTERS—4.83%
Computer Sciences Corp.(a)	74,214	3,960,801
Dell Inc.(a)	983,254	24,669,843
EMC Corp.(a)	955,516	12,612,811
Hewlett-Packard Co.	1,187,202	48,900,850
International Business Machines Corp.	652,877	63,427,001

		153,571,306
COSMETICS & PERSONAL CARE—3.43%
Avon Products Inc.	193,117	6,380,586

Colgate-Palmolive Co.	223,109	14,555,631
Procter & Gamble Co.	1,373,282	88,260,834

		109,197,051
DIVERSIFIED FINANCIAL SERVICES—11.45%
American Express Co.	522,293	31,687,516
Capital One Financial Corp.	176,915	13,590,610
Citigroup Inc.	2,129,398	118,607,469
Goldman Sachs Group Inc. (The)	184,598	36,799,611
JPMorgan Chase & Co.	1,503,444	72,616,345
Lehman Brothers Holdings Inc.	229,892	17,959,163
Merrill Lynch & Co. Inc.	383,115	35,668,007
Morgan Stanley	458,880	37,366,598

		364,295,319
ELECTRIC—1.62%
AES Corp. (The)(a)	285,856	6,300,266
American Electric Power Co. Inc.	170,268	7,250,011
Entergy Corp.	89,806	8,290,890
Exelon Corp.	289,907	17,942,344
Southern Co. (The)	320,800	11,824,688

		51,608,199
FOOD—0.49%
Campbell Soup Co.	94,776	3,685,839
Heinz (H.J.) Co.	143,126	6,442,101
Sara Lee Corp.	324,561	5,527,274

		15,655,214
FOREST PRODUCTS & PAPER—0.44%
International Paper Co.	196,472	6,699,695
Weyerhaeuser Co.	102,724	7,257,451

		13,957,146
HAND & MACHINE TOOLS—0.07%
Black & Decker Corp.	29,401	2,351,198

		2,351,198
HEALTH CARE - PRODUCTS—3.86%
Baxter International Inc.	282,061	13,084,810
Johnson & Johnson	1,256,543	82,956,969
Medtronic Inc.	498,385	26,668,581

		122,710,360
INSURANCE—3.68%
Allstate Corp. (The)	271,032	17,646,894
American International Group Inc.	1,126,692	80,738,749
CIGNA Corp.	44,328	5,832,235
Hartford Financial Services Group Inc. (The)	136,682	12,753,797

		116,971,675
INTERNET—1.35%
Google Inc. Class A(a)	92,891	42,774,448

		42,774,448
IRON & STEEL—0.12%
Allegheny Technologies Inc.	43,474	3,942,222

		3,942,222
LODGING—0.21%
Harrah’s Entertainment Inc.	80,305	6,642,830

		6,642,830

MACHINERY—0.69%
Caterpillar Inc.	282,143	17,303,830
Rockwell Automation Inc.	74,003	4,520,103

		21,823,933
MANUFACTURING—7.43%
Eastman Kodak Co.(b)	124,145	3,202,941
General Electric Co.	4,466,961	166,215,619
Honeywell International Inc.	353,930	16,011,793
3M Co.	319,282	24,881,646
Tyco International Ltd.	862,305	26,214,072

		236,526,071
MEDIA—3.92%
CBS Corp. Class B	337,373	10,519,290
Clear Channel Communications Inc.	214,490	7,622,975
Comcast Corp. Class A(a)	902,148	38,187,925
Time Warner Inc.	1,730,640	37,693,339
Walt Disney Co. (The)	896,733	30,731,040

		124,754,569
MINING—0.35%
Alcoa Inc.	374,651	11,243,277

		11,243,277
OFFICE & BUSINESS EQUIPMENT—0.22%
Xerox Corp.(a)	419,199	7,105,423

		7,105,423
OIL & GAS—9.88%
Exxon Mobil Corp.	2,527,448	193,678,340
Chevron Corp.	944,810	69,471,879
ConocoPhillips	713,342	51,324,957

		314,475,176
OIL & GAS SERVICES—1.77%
Baker Hughes Inc.	139,193	10,392,149
Halliburton Co.	436,194	13,543,824
Schlumberger Ltd.	510,767	32,260,044

		56,196,017
PHARMACEUTICALS—5.56%
Abbott Laboratories	665,008	32,392,540
Bristol-Myers Squibb Co.	850,582	22,387,318
Merck & Co. Inc.	941,035	41,029,126
Pfizer Inc.	3,124,926	80,935,583

		176,744,567
PIPELINES—0.36%
El Paso Corp.	300,773	4,595,811
Williams Companies Inc.	257,491	6,725,665

		11,321,476
RETAIL—4.21%
Home Depot Inc.	884,728	35,530,676
Limited Brands Inc.	146,794	4,248,218
McDonald’s Corp.	535,228	23,726,657
Target Corp.	371,481	21,192,991
Wal-Mart Stores Inc.	1,065,904	49,223,447

		133,921,989
SEMICONDUCTORS—2.26%
Intel Corp.	2,499,209	50,608,982

National Semiconductor Corp.	125,749	2,854,502
Texas Instruments Inc.	643,532	18,533,722

		71,997,206
SOFTWARE—4.45%
Microsoft Corp.	3,748,960	111,943,946
Oracle Corp.(a)	1,734,385	29,727,359

		141,671,305
TELECOMMUNICATIONS—6.36%
AT&T Inc.	1,665,608	59,545,486
Cisco Systems Inc.(a)	2,631,914	71,930,210
Sprint Nextel Corp.	1,255,220	23,711,106
Verizon Communications Inc.	1,265,477	47,126,363

		202,313,165
TRANSPORTATION—2.18%
Burlington Northern Santa Fe Corp.	155,866	11,504,469
FedEx Corp.	132,425	14,384,004
Norfolk Southern Corp.	172,293	8,664,615
United Parcel Service Inc. Class B	465,381	34,894,267

		69,447,355

TOTAL COMMON STOCKS
(Cost: $3,035,736,113)		3,175,288,700

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.08%

CERTIFICATES OF DEPOSIT(c)—0.00%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$1,891	1,891
Washington Mutual Bank
5.33%, 03/19/07	6,753	6,753

		8,644
COMMERCIAL PAPER(c)—0.00%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(d)	2,839	2,802
Aspen Funding Corp.
5.26%, 02/21/07(d)	1,756	1,743
Beta Finance Inc.
5.27%, 01/25/07(d)	540	538
BNP Paribas Finance Inc.
5.12%, 06/06/07	945	925
CAFCO LLC
5.26%, 01/30/07(d)	1,351	1,345
Cantabric Finance LLC
5.25%-5.26%, 01/25/07-03/06/07(d)	3,242	3,218
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	3,188	3,149
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(d)	270	270
Curzon Funding LLC
5.24%, 02/27/07(d)	1,482	1,470
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	1,120	1,103
Eureka Securitization
5.26%, 02/09/07(d)	3,377	3,358

Five Finance Inc.
5.22%, 04/20/07(d)	1,243	1,223
General Electric Capital Corp.
5.12%, 06/04/07(d)	2,026	1,982
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(d)	4,430	4,387
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(d)	5,268	5,158
KKR Atlantic Funding Trust
5.32%, 01/03/07(d)	2,026	2,026
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(d)	8,890	8,837
Lockhart Funding LLC
5.28%, 02/09/07(d)	2,701	2,686
Nationwide Building Society
5.21%, 04/13/07(d)	2,566	2,529
Nestle Capital Corp.
5.19%, 08/09/07(d)	1,621	1,570
Norddeutsche Landesbank
5.27%, 02/15/07	2,566	2,550
Polonius Inc.
5.26%, 02/20/07(d)	764	758
Regency Markets No. 1 LLC
5.32%, 01/22/07(d)	898	895
Sedna Finance Inc.
5.22%, 04/17/07(d)	1,540	1,516
Societe Generale
5.18%, 05/16/07	6,753	6,623
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(d)	6,855	6,789
Thornburg Mortgage Capital Resources
5.28%, 01/17/07-03/12/07(d)	3,328	3,305
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	1,579	1,569

		74,324
MEDIUM-TERM NOTES(c)—0.00%
Bank of America N.A.
5.28%, 04/20/07	675	675
Cullinan Finance Corp.
5.71%, 06/28/07(d)	2,026	2,026
K2 USA LLC
5.39%, 06/04/07(d)	2,026	2,026
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	3,161	3,160

		7,887
MONEY MARKET FUNDS—0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	2,270,367	2,270,367

		2,270,367
REPURCHASE AGREEMENTS(c)—0.00%
Banc of America Securities LLC, 5.36%, due 1/2/07, maturity value $5,406 (collateralized by non-U.S. Government debt securities, value $5,571, 4.25% to 8.00%, 3/1/08 to 7/15/17).	$5,403	5,403

Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $4,054 (collateralized by U.S. Government obligations, value $4,136, 0.00% to 11.00%, 1/1/08 to 1/1/37).	4,052	4,052
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $9,461 (collateralized by non-U.S. Government debt securities, value $10,406, 1.00% to 8.84%, 8/3/14 to 12/25/46).	9,455	9,455
BNP Securities Corp., 5.36%, due 1/2/07, maturity value $270 (collateralized by non-U.S. Government debt securities, value $284, 5.46%, 3/15/08).	270	270
Citigroup Global Markets Holdings Inc., 5.36%, due 1/2/07, maturity value $9,460 (collateralized by non-U.S. Government debt securities, value $9,939, 3.78% to 7.41%, 11/25/19 to 10/25/45).	9,455	9,455
Citigroup Global Markets Holdings Inc., 5.42%, due 1/2/07, maturity value $2,973 (collateralized by non-U.S. Government debt securities, value $3,314, 0.00% to 10.00%, 6/1/28 to 11/16/36).	2,971	2,971
Citigroup Global Markets Holdings Inc., 5.46%, due 1/2/07, maturity value $1,622 (collateralized by non-U.S. Government debt securities, value $1,808, 0.00% to 10.00%, 6/1/28 to 11/16/36).	1,621	1,621
Goldman Sachs & Co. Inc., 5.35%, due 1/2/07, maturity value $5,406 (collateralized by non-U.S. Government debt securities, value $5,622, 0.00% to 10.00%, 1/23/07 to 5/15/44).	5,403	5,403
Goldman Sachs Group Inc., 5.36%, due 1/2/07, maturity value $1,003 (collateralized by non-U.S. Government debt securities, value $1,043, 0.00% to 10.00%, 1/23/07 to 5/15/44).	1,002	1,002
Goldman Sachs Group Inc., 5.46%, due 1/2/07, maturity value $1,622 (collateralized by non-U.S. Government debt securities, value $1,687, 0.00% to 10.00%, 1/23/07 to 5/15/44).	1,621	1,621
Greenwich Capital Markets Inc., 5.46%, due 1/2/07, maturity value $1,352 (collateralized by non-U.S. Government debt securities, value $1,495, 5.58%, 1/8/36).	1,351	1,351
HSBC Securities Inc., 5.36%, due 1/2/07, maturity value $1,352 (collateralized by non-U.S. Government debt securities, value $1,420, 3.16% to 5.32%, 5/15/34 to 6/1/46).	1,351	1,351
JP Morgan Securities Inc., 5.41%, due 1/2/07, maturity value $675 (collateralized by non-U.S. Government debt securities, value $710, 5.75% to 8.75%, 10/1/08 to 9/15/25).	675	675
Lehman Brothers Holdings Inc., 5.36%, due 1/2/07, maturity value $5,406 (collateralized by non-U.S. Government debt securities, value $5,571, 3.34% to 8.75%, 6/15/07 to 12/1/66).	5,403	5,403
Lehman Brothers Holdings Inc., 5.44%, due 1/2/07, maturity value $2,027 (collateralized by non-U.S. Government debt securities, value $2,088, 5.50% to 8.88%, 4/15/11 to 12/1/66).	2,026	2,026
Merrill Lynch & Co. Inc., 5.36%, due 1/2/07, maturity value $5,406 (collateralized by non-U.S. Government debt securities, value $5,582, 0.00% to 10.13%, 6/15/07 to 9/1/26).	5,403	5,403

Merrill Lynch & Co. Inc., 5.44%, due 1/2/07, maturity value $2,703 (collateralized by non-U.S. Government debt securities, value $2,784, 4.37% to 7.75%, 3/3/08 to 12/1/25).	2,701	2,701
Morgan Stanley, 5.36%, due 1/2/07, maturity value $2,703 (collateralized by non-U.S. Government debt securities, value $2,814, 0.00% to 10.00%, 1/1/07 to 12/31/37).	2,701	2,701
Morgan Stanley, 5.51%, due 6/4/07, maturity value $1,936 (collateralized by non-U.S. Government debt securities, value $1,986, 0.00% to 10.00%, 1/1/07 to 12/31/37).(g)	1,891	1,891
Wachovia Capital, 5.38%, due 1/2/07, maturity value $8,649 (collateralized by non-U.S. Government debt securities, value $9,087, 3.86% to 8.17%, 8/15/13 to 10/17/44).	8,644	8,644

		73,399
TIME DEPOSITS(c)—0.00%
Bank of America N.A.
5.13%, 01/02/07	129	129

		129
VARIABLE & FLOATING RATE NOTES(c)—0.01%
Allstate Life Global Funding II
5.33%-5.43%, 11/02/07-01/25/08(d)	6,915	6,916
American Express Bank
5.32%, 02/28/07	2,701	2,702
American Express Centurion Bank
5.44%, 07/19/07	2,971	2,973
American Express Credit Corp.
5.45%, 07/05/07	810	811
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	338	338
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(d)	2,026	2,026
ASIF Global Financing
5.41%, 05/03/07(d)	270	270
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(d)	1,756	1,756
Bank of Ireland
5.33%-5.35%, 08/14/07-12/20/07(d)	3,917	3,917
Beta Finance Inc.
5.32%-5.41%, 04/25/07-07/25/07(d)	6,888	6,888
BMW US Capital LLC
5.35%, 01/15/08(d)	2,701	2,701
BNP Paribas
5.35%, 11/19/07(d)	4,997	4,997
Carlyle Loan Investment Ltd.
5.40%, 04/13/07-07/15/07(d)	1,972	1,972
CC USA Inc.
5.37%, 07/30/07(d)	1,351	1,351
Commodore CDO Ltd.
5.44%, 12/12/07(d)	675	675
Credit Agricole SA
5.34%, 11/23/07	2,701	2,701
Credit Suisse First Boston NY
5.38%, 04/24/07	1,351	1,351
Cullinan Finance Corp.
5.36%, 04/25/07(d)	675	675

DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	390	390
DEPFA Bank PLC
5.40%, 09/14/07	2,701	2,701
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(d)	3,107	3,107
Eli Lilly Services Inc.
5.34%, 12/31/07(d)	1,803	1,803
Fifth Third Bancorp
5.33%, 12/21/07(d)	5,403	5,403
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(d)	1,756	1,755
General Electric Capital Corp.
5.31%-5.48%, 07/09/07-01/24/08(d)	2,836	2,837
Granite Master Issuer PLC
5.32%, 08/20/07(d)	9,455	9,455
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(d)	6,213	6,154
Hartford Life Global Funding Trust
5.37%-5.41%, 07/13/07-01/15/08	4,052	4,052
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	2,701	2,701
Holmes Financing PLC
5.32%, 07/16/07(d)	4,727	4,727
JPMorgan Chase & Co.
5.32%-5.45%, 07/27/07-08/02/07(g)	7,429	7,429
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	2,026	2,025
Kestrel Funding LLC
5.33%, 07/11/07(d)	1,081	1,080
Kommunalkredit Austria AG
5.35%, 01/09/08(d)	1,621	1,621
Leafs LLC
5.35%, 01/22/07-02/20/07(d)	2,814	2,814
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(d)	2,971	2,972
Lothian Mortgages Master Issuer PLC
5.32%, 04/24/07(d)	1,070	1,070
Marshall & Ilsley Bank
5.35%, 01/15/08	1,486	1,486
Master Funding LLC
5.38%, 04/25/07-05/25/07(d)	4,889	4,888
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	2,971	2,971
Metropolitan Life Global Funding I
5.36%, 02/08/07(d)	4,052	4,052
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(d)(g)	270	270
Mound Financing PLC
5.32%, 05/08/07(d)	2,539	2,539
Natexis Banques Populaires
5.35%-5.37%, 02/05/07-01/15/08(d)	9,725	9,725
National City Bank of Indiana
5.35%, 05/21/07	1,351	1,351
Nationwide Building Society
5.38%-5.49%, 02/08/07-10/26/07(d)	8,914	8,915
Newcastle Ltd.
5.37%, 04/24/07(d)	952	952
Northern Rock PLC
5.39%, 08/03/07(d)	3,242	3,242
Northlake CDO I
5.42%, 09/06/07(d)	810	810

Pricoa Global Funding I
5.34%, 11/27/07	3,647	3,647
Principal Life Global Funding I
5.80%, 02/08/07	1,216	1,216
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	3,917	3,917
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(d)	2,701	2,701
Strips III LLC
5.40%, 07/24/07(d)	585	585
SunTrust Bank
5.32%, 05/01/07	2,701	2,701
Tango Finance Corp.
5.30%-5.35%, 04/25/07-07/16/07(d)	6,591	6,591
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(d)	4,457	4,457
Wachovia Asset Securitization Inc.
5.34%, 01/25/07(d)	3,301	3,301
Wachovia Bank N.A.
5.36%, 05/22/07	5,403	5,403
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	2,026	2,027
Wells Fargo & Co.
5.36%, 11/15/07(d)	1,351	1,351
WhistleJacket Capital Ltd.
5.31%-5.35%, 04/18/07-06/13/07(d)	2,026	2,026
White Pine Finance LLC
5.31%-5.32%, 05/22/07-08/20/07(d)	8,104	8,104
Wind Master Trust
5.34%, 07/25/07(d)	1,081	1,081

		199,425

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,634,175)		2,634,175

TOTAL INVESTMENTS IN SECURITIES—99.88%
(Cost: $3,038,370,288)		3,177,922,875
Other Assets, Less Liabilities—0.12%		3,912,467

NET ASSETS—100.00%		$3,181,835,342

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 1500 INDEX FUND

December 31, 2006

Security	Shares	Value

COMMON STOCKS—99.77%

ADVERTISING—0.19%
ADVO Inc.	413	$13,464
Catalina Marketing Corp.	507	13,942
Harte-Hanks Inc.	701	19,425
Interpublic Group of Companies Inc.(a)	5,667	69,364
inVentiv Health Inc.(a)	370	13,079
Omnicom Group Inc.	2,234	233,542

		362,816
AEROSPACE & DEFENSE—1.97%
AAR Corp.(a)	478	13,953
Alliant Techsystems Inc.(a)	457	35,733
Armor Holdings Inc.(a)	383	21,008
Boeing Co. (The)	10,343	918,872
Curtiss-Wright Corp.	578	21,432
DRS Technologies Inc.	518	27,288
EDO Corp.	188	4,463
Esterline Technologies Corp.(a)	337	13,558
GenCorp Inc.(a)	756	10,599
General Dynamics Corp.	5,255	390,709
Goodrich Corp.	1,611	73,381
Kaman Corp.	337	7,545
L-3 Communications Holdings Inc.	1,594	130,357
Lockheed Martin Corp.	4,630	426,284
Moog Inc. Class A(a)	528	20,164
Northrop Grumman Corp.	4,478	303,161
Raytheon Co.	5,833	307,982
Rockwell Collins Inc.	2,216	140,251
Sequa Corp. Class A(a)	92	10,586
Teledyne Technologies Inc.(a)	443	17,778
Triumph Group Inc.	213	11,168
United Technologies Corp.	13,132	821,013

		3,727,285
AGRICULTURE—1.75%
Alliance One International Inc.(a)	1,107	7,815
Altria Group Inc.	27,324	2,344,946
Archer-Daniels-Midland Co.	8,520	272,299
Delta & Pine Land Co.	473	19,133
Monsanto Co.	7,057	370,704
Reynolds American Inc.	2,241	146,718
Universal Corp.	349	17,104
UST Inc.	2,101	122,278

		3,300,997
AIRLINES—0.13%
AirTran Holdings Inc.(a)	1,165	13,677
Alaska Air Group Inc.(a)	514	20,303
Frontier Airlines Holdings Inc.(a)(b)	471	3,485

JetBlue Airways Corp.(a)	2,243	31,851
Mesa Air Group Inc.(a)	476	4,079
SkyWest Inc.	829	21,148
Southwest Airlines Co.	10,200	156,264

		250,807
APPAREL—0.50%
Ashworth Inc.(a)	221	1,604
Coach Inc.(a)	4,811	206,681
Crocs Inc.(a)	432	18,662
Deckers Outdoor Corp.(a)	142	8,513
Gymboree Corp.(a)	443	16,905
Hanesbrands Inc.(a)	1,229	29,029
Jones Apparel Group Inc.	1,467	49,042
Kellwood Co.	332	10,797
K-Swiss Inc. Class A	359	11,036
Liz Claiborne Inc.	1,350	58,671
Nike Inc. Class B	2,474	245,000
Oxford Industries Inc.	199	9,880
Phillips-Van Heusen Corp.	708	35,520
Polo Ralph Lauren Corp.	795	61,740
Quiksilver Inc.(a)	1,562	24,601
Skechers U.S.A. Inc. Class A(a)	328	10,926
Stride Rite Corp.	476	7,178
Timberland Co. Class A(a)	688	21,727
VF Corp.	1,147	94,146
Wolverine World Wide Inc.	749	21,361

		943,019
AUTO MANUFACTURERS—0.36%
A.S.V. Inc.(a)(b)	236	3,840
Ford Motor Co.	24,432	183,484
General Motors Corp.	7,350	225,792
Oshkosh Truck Corp.	949	45,951
PACCAR Inc.	3,244	210,536
Wabash National Corp.	411	6,206

		675,809
AUTO PARTS & EQUIPMENT—0.21%
ArvinMeritor Inc.	949	17,300
Bandag Inc.	169	8,523
BorgWarner Inc.	742	43,793
Goodyear Tire & Rubber Co. (The)(a)	2,300	48,277
Johnson Controls Inc.	2,543	218,495
Keystone Automotive Industries Inc.(a)	211	7,172
Lear Corp.	894	26,400
Modine Manufacturing Co.	473	11,839
Standard Motor Products Inc.	147	2,202
Superior Industries International Inc.(b)	335	6,455

		390,456
BANKS—6.44%
Associated Bancorp	1,711	59,680
Bank Mutual Corp.	806	9,761
Bank of America Corp.	58,658	3,131,751
Bank of Hawaii Corp.	656	35,391
Bank of New York Co. Inc. (The)	9,995	393,503
BB&T Corp.	7,044	309,443
Boston Private Financial Holdings Inc.	446	12,582
Cascade Bancorp	369	11,450
Cathay General Bancorp	671	23,156
Central Pacific Financial Corp.	399	15,465
Chittenden Corp.	631	19,365

City National Corp.	536	38,163
Colonial BancGroup Inc. (The)	1,981	50,991
Comerica Inc.	2,112	123,932
Commerce Bancorp Inc.	2,411	85,036
Community Bank System Inc.	412	9,476
Compass Bancshares Inc.	1,679	100,152
Cullen/Frost Bankers Inc.	712	39,744
East West Bancorp Inc.	775	27,450
Fifth Third Bancorp	7,259	297,111
First BanCorp (Puerto Rico)	1,134	10,807
First Commonwealth Financial Corp.	905	12,154
First Financial Bancorp	420	6,976
First Horizon National Corp.	1,618	67,600
First Indiana Corp.	153	3,880
First Midwest Bancorp Inc.	633	24,484
First Republic Bank	454	17,742
FirstMerit Corp.	1,024	24,719
Fremont General Corp.	871	14,119
Glacier Bancorp Inc.	633	15,471
Greater Bay Bancorp	669	17,615
Hanmi Financial Corp.	533	12,008
Huntington Bancshares Inc.	3,158	75,002
Independent Bank Corp. (Michigan)	258	6,525
Investors Financial Services Corp.	866	36,952
Irwin Financial Corp.	251	5,680
KeyCorp	5,243	199,391
M&T Bank Corp.	1,020	124,603
Marshall & Ilsley Corp.	3,299	158,715
Mellon Financial Corp.	5,363	226,050
Mercantile Bankshares Corp.	1,619	75,753
Nara Bancorp Inc.	308	6,443
National City Corp.	7,953	290,762
Northern Trust Corp.	2,439	148,023
PNC Financial Services Group	3,841	284,388
PrivateBancorp Inc.	240	9,991
Prosperity Bancshares Inc.	329	11,354
Provident Bankshares Corp.	425	15,130
Regions Financial Corp.	9,475	354,365
Republic Bancorp Inc.	957	12,881
South Financial Group Inc. (The)	1,000	26,590
State Street Corp.	4,320	291,341
Sterling Bancorp	242	4,767
Sterling Bancshares Inc.	900	11,718
Sterling Financial Corp. (Washington)	469	15,857
SunTrust Banks Inc.	4,645	392,270
Susquehanna Bancshares Inc.	669	17,983
SVB Financial Group(a)	472	22,005
Synovus Financial Corp.	4,192	129,239
TCF Financial Corp.	1,444	39,594
TrustCo Bank Corp. NY	1,010	11,231
U.S. Bancorp	22,999	832,334
UCBH Holdings Inc.	1,206	21,177
Umpqua Holdings Corp.	724	21,307
United Bancshares Inc.	490	18,938
Wachovia Corp.	24,905	1,418,340
Webster Financial Corp.	718	34,981
Wells Fargo & Co.	43,904	1,561,226
Westamerica Bancorp	391	19,796
Whitney Holding Corp.	857	27,955
Wilmington Trust Corp.	876	36,941
Wilshire Bancorp Inc.	181	3,434
Wintrust Financial Corp.	328	15,751
Zions Bancorporation	1,379	113,685

		12,151,645

BEVERAGES—1.85%
Anheuser-Busch Companies Inc.	10,036	493,771
Brown-Forman Corp. Class B	1,057	70,016
Coca-Cola Co. (The)	26,536	1,280,362
Coca-Cola Enterprises Inc.	3,717	75,901
Constellation Brands Inc. Class A(a)	2,724	79,050
Hansen Natural Corp.(a)	850	28,628
Molson Coors Brewing Co. Class B	627	47,928
Peet’s Coffee & Tea Inc.(a)	213	5,589
Pepsi Bottling Group Inc.	1,737	53,691
PepsiAmericas Inc.	750	15,735
PepsiCo Inc.	21,462	1,342,448

		3,493,119
BIOTECHNOLOGY—1.17%
Affymetrix Inc.(a)	896	20,662
Amgen Inc.(a)	15,245	1,041,386
ArQule Inc.(a)	443	2,623
Biogen Idec Inc.(a)	4,439	218,354
Cambrex Corp.	349	7,929
Celgene Corp.(a)	4,818	277,180
Charles River Laboratories International Inc.(a)	922	39,876
CryoLife Inc.(a)	304	2,326
Digene Corp.(a)	308	14,759
Enzo Biochem Inc.(a)	354	5,052
Genzyme Corp.(a)	3,396	209,126
Integra LifeSciences Holdings Corp.(a)	247	10,520
Invitrogen Corp.(a)	661	37,406
Martek Biosciences Corp.(a)	431	10,060
MedImmune Inc.(a)	3,178	102,872
Millennium Pharmaceuticals Inc.(a)	4,028	43,905
Millipore Corp.(a)	690	45,954
PDL BioPharma Inc.(a)	1,447	29,143
Regeneron Pharmaceuticals Inc.(a)	723	14,511
Savient Pharmaceuticals Inc.(a)	762	8,542
Vertex Pharmaceuticals Inc.(a)	1,629	60,957

		2,203,143
BUILDING MATERIALS—0.24%
American Standard Companies Inc.	2,314	106,097
Apogee Enterprises Inc.	410	7,917
Drew Industries Inc.(a)	203	5,280
ElkCorp	263	10,807
Florida Rock Industries Inc.	629	27,078
Lennox International Inc.	778	23,815
Martin Marietta Materials Inc.	591	61,411
Masco Corp.	5,156	154,010
NCI Building Systems Inc.(a)	278	14,386
Simpson Manufacturing Co. Inc.(b)	477	15,097
Texas Industries Inc.	304	19,526
Universal Forest Products Inc.	240	11,189

		456,613
CHEMICALS—1.48%
Air Products & Chemicals Inc.	2,900	203,812
Airgas Inc.	997	40,398
Albemarle Corp.	506	36,331
Arch Chemicals Inc.	337	11,225
Ashland Inc.	773	53,476
Cabot Corp.	832	36,250
Chemtura Corp.	3,120	30,046

Cytec Industries Inc.	537	30,346
Dow Chemical Co. (The)	12,504	499,410
Du Pont (E.I.) de Nemours and Co.	11,994	584,228
Eastman Chemical Co.	1,063	63,047
Ecolab Inc.	2,342	105,858
Ferro Corp.	568	11,752
FMC Corp.	506	38,734
Fuller (H.B.) Co.	792	20,449
Georgia Gulf Corp.	470	9,076
Hercules Inc.(a)	1,536	29,660
International Flavors & Fragrances Inc.	1,009	49,602
Lubrizol Corp.	872	43,713
Lyondell Chemical Co.	2,719	69,525
MacDermid Inc.	330	11,253
Minerals Technologies Inc.	265	15,579
Olin Corp.	935	15,446
OM Group Inc.(a)	396	17,931
OMNOVA Solutions Inc.(a)	504	2,308
Penford Corp.	149	2,578
PolyOne Corp.(a)	1,249	9,367
PPG Industries Inc.	2,143	137,602
Praxair Inc.	4,209	249,720
Quaker Chemical Corp.	149	3,288
Rohm & Haas Co.	1,878	96,003
RPM International Inc.	1,541	32,191
Schulman (A.) Inc.	411	9,145
Sensient Technologies Corp.	633	15,572
Sherwin-Williams Co. (The)	1,461	92,890
Sigma-Aldrich Corp.	862	66,995
Tronox Inc. Class B	486	7,674
Valspar Corp. (The)	1,311	36,236
Wellman Inc.	178	568

		2,789,284
COAL—0.16%
Arch Coal Inc.	1,865	56,006
CONSOL Energy Inc.	2,362	75,891
Massey Energy Co.	1,080	25,088
Peabody Energy Corp.	3,418	138,121

		295,106
COMMERCIAL SERVICES—1.16%
Aaron Rents Inc.	622	17,901
ABM Industries Inc.	536	12,173
ADESA Inc.	1,198	33,244
Administaff Inc.	303	12,959
Alliance Data Systems Corp.(a)	883	55,161
AMN Healthcare Services Inc.(a)	417	11,484
Apollo Group Inc. Class A(a)	1,819	70,886
Arbitron Inc.	399	17,333
Avis Budget Group Inc.	1,295	28,089
Bankrate Inc.(a)	126	4,782
Banta Corp.	319	11,612
Block (H & R) Inc.	4,258	98,104
Bowne & Co. Inc.	424	6,759
Bright Horizons Family Solutions Inc.(a)	338	13,067
Career Education Corp.(a)	1,268	31,421
CDI Corp.	180	4,482
Central Parking Corp.	264	4,752
Chemed Corp.	337	12,462
ChoicePoint Inc.(a)	1,089	42,885
Coinstar Inc.(a)	337	10,302
Consolidated Graphics Inc.(a)	153	9,038

Convergys Corp.(a)	1,824	43,375
Corinthian Colleges Inc.(a)	1,159	15,797
Corporate Executive Board Co. (The)	514	45,078
CPI Corp.	99	4,603
Cross Country Healthcare Inc.(a)	296	6,459
Deluxe Corp.	651	16,405
DeVry Inc.	805	22,540
Donnelley (R.R.) & Sons Co.	2,808	99,796
Equifax Inc.	1,659	67,355
Gartner Inc.(a)	809	16,010
Gevity HR Inc.	370	8,765
Healthcare Services Group Inc.	354	10,252
Heidrick & Struggles International Inc.(a)	260	11,014
Hooper Holmes Inc.(a)	843	2,790
ITT Educational Services Inc.(a)	446	29,601
Kelly Services Inc. Class A	250	7,235
Kendle International Inc.(a)	157	4,938
Korn/Ferry International(a)	533	12,238
Labor Ready Inc.(a)	717	13,143
Laureate Education Inc.(a)	655	31,853
Live Nation Inc.(a)	846	18,950
Manpower Inc.	1,131	84,746
MAXIMUS Inc.	248	7,633
McKesson Corp.	3,900	197,730
Midas Inc.(a)	150	3,450
Monster Worldwide Inc.(a)	1,653	77,096
Moody’s Corp.	3,095	213,741
MPS Group Inc.(a)	1,317	18,675
Navigant Consulting Inc.(a)	682	13,476
On Assignment Inc.(a)	410	4,817
PAREXEL International Corp.(a)	341	9,879
Pharmaceutical Product Development Inc.	1,323	42,627
PharmaNet Development Group Inc.(a)	212	4,679
Pre-Paid Legal Services Inc.(a)(b)	146	5,713
Quanta Services Inc.(a)	1,582	31,118
Rent-A-Center Inc.(a)	933	27,533
Rewards Network Inc.(a)	370	2,571
Robert Half International Inc.	2,228	82,703
Rollins Inc.	416	9,198
Sotheby’s Holdings Inc. Class A	709	21,993
Spherion Corp.(a)	810	6,018
StarTek Inc.	189	2,559
Strayer Education Inc.	186	19,725
United Rentals Inc.(a)	887	22,556
Universal Technical Institute Inc.(a)	307	6,818
Valassis Communications Inc.(a)	621	9,004
Vertrue Inc.(a)	149	5,723
Viad Corp.	304	12,342
Volt Information Sciences Inc.(a)	121	6,075
Watson Wyatt Worldwide Inc.	548	24,742
Western Union Co.	9,920	222,406

		2,194,439
COMPUTERS—3.91%
Affiliated Computer Services Inc. Class A(a)	1,531	74,774
Agilysys Inc.	431	7,215
Apple Computer Inc.(a)	11,071	939,264
BISYS Group Inc. (The)(a)	1,560	20,140
CACI International Inc. Class A(a)	409	23,108
Cadence Design Systems Inc.(a)	3,639	65,174
Carreker Corp.(a)	370	2,827
Catapult Communications Corp.(a)	188	1,688
Ceridian Corp.(a)	1,864	52,155

CIBER Inc.(a)	840	5,695
Cognizant Technology Solutions Corp.(a)	1,823	140,663
Computer Sciences Corp.(a)	2,271	121,203
Dell Inc.(a)	29,565	741,786
Diebold Inc.	881	41,055
DST Systems Inc.(a)	755	47,286
Electronic Data Systems Corp.	6,712	184,916
EMC Corp.(a)	28,890	381,348
FactSet Research Systems Inc.	479	27,054
Henry (Jack) & Associates Inc.	994	21,272
Hewlett-Packard Co.	35,663	1,468,959
Hutchinson Technology Inc.(a)	354	8,344
Imation Corp.	470	21,822
International Business Machines Corp.	19,684	1,912,301
Komag Inc.(a)	400	15,152
Kronos Inc.(a)	431	15,835
Lexmark International Inc. Class A(a)	1,304	95,453
Manhattan Associates Inc.(a)	352	10,588
McDATA Corp. Class A(a)	2,044	11,344
Mentor Graphics Corp.(a)	1,074	19,364
Mercury Computer Systems Inc.(a)	278	3,714
MICROS Systems Inc.(a)	521	27,457
MTS Systems Corp.	251	9,694
NCR Corp.(a)	2,339	100,016
Network Appliance Inc.(a)	4,843	190,233
Palm Inc.(a)	1,321	18,613
Radiant Systems Inc.(a)	309	3,226
RadiSys Corp.(a)	246	4,101
SanDisk Corp.(a)	2,670	114,890
SRA International Inc. Class A(a)	524	14,012
Sun Microsystems Inc.(a)	45,839	248,447
Sykes Enterprises Inc.(a)	372	6,562
Synaptics Inc.(a)	341	10,124
Synopsys Inc.(a)	1,823	48,729
TALX Corp.	428	11,749
Unisys Corp.(a)	4,348	34,088
Western Digital Corp.(a)	2,866	58,638

		7,382,078
COSMETICS & PERSONAL CARE—1.79%
Alberto-Culver Co.	987	21,171
Avon Products Inc.	5,828	192,557
Colgate-Palmolive Co.	6,725	438,739
Estee Lauder Companies Inc. (The) Class A	1,667	68,047
Procter & Gamble Co.	41,349	2,657,500

		3,378,014
DISTRIBUTION & WHOLESALE—0.25%
Bell Microproducts Inc.(a)	410	2,890
Brightpoint Inc.(a)	661	8,890
Building Materials Holding Corp.	364	8,987
CDW Corp.	806	56,678
Fastenal Co.	1,618	58,054
Genuine Parts Co.	2,222	105,389
Grainger (W.W.) Inc.	985	68,891
Ingram Micro Inc. Class A(a)	1,909	38,963
LKQ Corp.(a)	598	13,748
Owens & Minor Inc.	537	16,792
Pool Corp.	695	27,223
ScanSource Inc.(a)	325	9,880
Tech Data Corp.(a)	712	26,963
United Stationers Inc.(a)	409	19,096
Watsco Inc.	304	14,337

		476,781

DIVERSIFIED FINANCIAL SERVICES—8.06%
American Express Co.	15,758	956,038
AmeriCredit Corp.(a)	1,583	39,844
Ameriprise Financial Inc.	3,174	172,983
Bear Stearns Companies Inc. (The)	1,543	251,170
Capital One Financial Corp.	5,350	410,987
Chicago Mercantile Exchange Holdings Inc.	458	233,465
CIT Group Inc.	2,591	144,500
Citigroup Inc.	64,179	3,574,770
Countrywide Financial Corp.	7,957	337,775
E*TRADE Financial Corp.(a)	5,537	124,140
Eaton Vance Corp.	1,653	54,566
Edwards (A.G.) Inc.	987	62,467
Federal Home Loan Mortgage Corp.	8,991	610,489
Federal National Mortgage Association	12,592	747,839
Federated Investors Inc. Class B	1,166	39,387
Financial Federal Corp.	361	10,617
Franklin Resources Inc.	2,165	238,518
Goldman Sachs Group Inc. (The)	5,569	1,110,180
IndyMac Bancorp Inc.	882	39,831
Investment Technology Group Inc.(a)	567	24,313
Janus Capital Group Inc.	2,675	57,753
Jefferies Group Inc.	1,324	35,510
JPMorgan Chase & Co.	45,206	2,183,450
LaBranche & Co. Inc.(a)	806	7,923
Legg Mason Inc.	1,731	164,532
Lehman Brothers Holdings Inc.	6,944	542,465
Merrill Lynch & Co. Inc.	11,555	1,075,770
Morgan Stanley	13,842	1,127,154
Nuveen Investments Inc. Class A	1,012	52,503
Piper Jaffray Companies(a)	274	17,851
Portfolio Recovery Associates Inc.(a)	211	9,852
Raymond James Financial Inc.	1,159	35,129
Rowe (T.) Price Group Inc.	3,455	151,225
Schwab (Charles) Corp. (The)	13,459	260,297
SLM Corp.	5,327	259,798
SWS Group Inc.	221	7,890
TradeStation Group Inc.(a)	298	4,097
Waddell & Reed Financial Inc. Class A	1,078	29,494
World Acceptance Corp.(a)	246	11,550

		15,218,122
ELECTRIC—3.36%
AES Corp. (The)(a)	8,593	189,390
Allegheny Energy Inc.(a)	2,130	97,788
ALLETE Inc.	401	18,663
Alliant Energy Corp.	1,525	57,599
Ameren Corp.	2,676	143,781
American Electric Power Co. Inc.	5,122	218,095
Aquila Inc.(a)	4,990	23,453
Avista Corp.	660	16,705
Black Hills Corp.	442	16,327
CenterPoint Energy Inc.	4,045	67,066
Central Vermont Public Service Corp.	156	3,674
CH Energy Group Inc.	178	9,398
Cleco Corp.	712	17,964
CMS Energy Corp.(a)	2,858	47,729
Consolidated Edison Inc.	3,201	153,872
Constellation Energy Group Inc.	2,330	160,467
Dominion Resources Inc.	4,588	384,658
DPL Inc.	1,543	42,865

DTE Energy Co.	2,306	111,633
Duke Energy Corp.	16,302	541,389
Duquesne Light Holdings Inc.	1,055	20,942
Dynegy Inc. Class A(a)	4,848	35,100
Edison International	4,221	191,971
El Paso Electric Co.(a)	651	15,865
Energy East Corp.	1,884	46,723
Entergy Corp.	2,703	249,541
Exelon Corp.	8,703	538,629
FirstEnergy Corp.	4,197	253,079
FPL Group Inc.	5,269	286,739
Great Plains Energy Inc.	1,032	32,818
Green Mountain Power Corp.	66	2,237
Hawaiian Electric Industries Inc.	1,021	27,720
IDACORP Inc.	569	21,992
MDU Resources Group Inc.	2,341	60,023
Northeast Utilities	1,975	55,616
NSTAR	1,387	47,657
OGE Energy Corp.	1,163	46,520
Pepco Holdings Inc.	2,471	64,271
PG&E Corp.	4,520	213,932
Pinnacle West Capital Corp.	1,291	65,441
PNM Resources Inc.	929	28,892
PPL Corp.	4,955	177,587
Progress Energy Inc.	3,292	161,571
Public Service Enterprise Group Inc.	3,277	217,527
Puget Energy Inc.	1,492	37,837
SCANA Corp.	1,491	60,564
Sierra Pacific Resources Corp.(a)	2,829	47,612
Southern Co. (The)	9,652	355,773
TECO Energy Inc.	2,709	46,676
TXU Corp.	5,992	324,826
UIL Holdings Corp.	306	12,910
UniSource Energy Corp.	471	17,206
Westar Energy Inc.	1,120	29,075
Wisconsin Energy Corp.	1,502	71,285
WPS Resources Corp.	562	30,365
Xcel Energy Inc.	5,246	120,973

		6,340,011
ELECTRICAL COMPONENTS & EQUIPMENT—0.41%
Advanced Energy Industries Inc.(a)	412	7,774
American Power Conversion Corp.	2,197	67,206
AMETEK Inc.	1,359	43,271
Belden CDT Inc.	574	22,438
C&D Technologies Inc.	337	1,597
Emerson Electric Co.	10,518	463,739
Energizer Holdings Inc.(a)	770	54,662
Greatbatch Inc.(a)	278	7,484
Hubbell Inc. Class B	775	35,038
Littelfuse Inc.(a)	305	9,723
Magnetek Inc.(a)	443	2,503
Molex Inc.	1,830	57,883
Vicor Corp.	277	3,077

		776,395
ELECTRONICS—0.79%
Agilent Technologies Inc.(a)	5,397	188,085
Amphenol Corp. Class A	1,163	72,199
Analogic Corp.	182	10,217
Applera Corp.-Applied Biosystems Group	2,388	87,616
Arrow Electronics Inc.(a)	1,584	49,975
Avnet Inc.(a)	1,758	44,882

Bel Fuse Inc. Class B	149	5,184
Benchmark Electronics Inc.(a)	847	20,633
Brady Corp. Class A	693	25,835
Checkpoint Systems Inc.(a)	532	10,746
Coherent Inc.(a)	412	13,007
CTS Corp.	474	7,442
Cubic Corp.	234	5,078
Cymer Inc.(a)	499	21,931
Daktronics Inc.	399	14,703
Dionex Corp.(a)	264	14,971
Electro Scientific Industries Inc.(a)	380	7,653
FEI Co.(a)	326	8,597
FLIR Systems Inc.(a)	869	27,660
Gentex Corp.	1,969	30,638
Itron Inc.(a)	336	17,418
Jabil Circuit Inc.	2,480	60,884
Keithley Instruments Inc.	221	2,906
KEMET Corp.(a)	1,166	8,512
LoJack Corp.(a)	244	4,168
Methode Electronics Inc.	473	5,123
National Instruments Corp.	742	20,212
Park Electrochemical Corp.	261	6,695
Paxar Corp.(a)	518	11,945
PerkinElmer Inc.	1,643	36,524
Photon Dynamics Inc.(a)	219	2,560
Planar Systems Inc.(a)	221	2,137
Plexus Corp.(a)	570	13,612
Rogers Corp.(a)	229	13,545
Sanmina-SCI Corp.(a)	6,809	23,491
Solectron Corp.(a)	11,694	37,655
Sonic Solutions Inc.(a)	308	5,020
Symbol Technologies Inc.	3,266	48,794
Technitrol Inc.	539	12,877
Tektronix Inc.	1,081	31,533
Thermo Fisher Scientific Inc.(a)	5,316	240,762
Thomas & Betts Corp.(a)	688	32,529
Trimble Navigation Ltd.(a)	716	36,323
Varian Inc.(a)	408	18,274
Vishay Intertechnology Inc.(a)	2,378	32,198
Waters Corp.(a)	1,344	65,816
Watts Water Technologies Inc. Class A	351	14,430
Woodward Governor Co.	391	15,527
X-Rite Inc.	357	4,391

		1,492,913
ENERGY-ALTERNATE SOURCES—0.01%
Headwaters Inc.(a)	519	12,435

		12,435
ENGINEERING & CONSTRUCTION—0.15%
Dycom Industries Inc.(a)	559	11,806
EMCOR Group Inc.(a)	420	23,877
Fluor Corp.	1,143	93,326
Granite Construction Inc.	425	21,386
Insituform Technologies Inc. Class A(a)	366	9,465
Jacobs Engineering Group Inc.(a)	764	62,297
Shaw Group Inc. (The)(a)	1,042	34,907
URS Corp.(a)	662	28,367

		285,431
ENTERTAINMENT—0.16%
International Game Technology Inc.	4,403	203,419
International Speedway Corp. Class A	453	23,121

Macrovision Corp.(a)	685	19,358
Pinnacle Entertainment Inc.(a)	611	20,249
Scientific Games Corp. Class A(a)	841	25,423
Shuffle Master Inc.(a)(b)	449	11,764

		303,334
ENVIRONMENTAL CONTROL—0.24%
Allied Waste Industries Inc.(a)	3,256	40,016
Mine Safety Appliances Co.	383	14,037
Republic Services Inc.	1,527	62,103
Stericycle Inc.(a)	566	42,733
Tetra Tech Inc.(a)	757	13,694
Waste Connections Inc.(a)	573	23,808
Waste Management Inc.	7,036	258,714

		455,105
FOOD—1.44%
Campbell Soup Co.	2,890	112,392
ConAgra Foods Inc.	6,732	181,764
Corn Products International Inc.	960	33,158
Dean Foods Co.(a)	1,767	74,709
Flowers Foods Inc.	715	19,298
General Mills Inc.	4,511	259,834
Great Atlantic & Pacific Tea Co.	236	6,075
Hain Celestial Group Inc.(a)	499	15,574
Heinz (H.J.) Co.	4,337	195,208
Hershey Co. (The)	2,307	114,889
Hormel Foods Corp.	949	35,436
J&J Snack Foods Corp.	176	7,286
Kellogg Co.	3,243	162,345
Kroger Co.	9,387	216,558
Lance Inc.	399	8,012
McCormick & Co. Inc. NVS	1,705	65,745
Nash Finch Co.	160	4,368
Performance Food Group Co.(a)	476	13,157
Ralcorp Holdings Inc.(a)	340	17,303
Ruddick Corp.	457	12,682
Safeway Inc.	5,822	201,208
Sanderson Farms Inc.	203	6,149
Sara Lee Corp.	9,839	167,558
Smithfield Foods Inc.(a)	1,283	32,922
Smucker (J.M.) Co. (The)	749	36,304
SUPERVALU Inc.	2,739	97,919
Sysco Corp.	8,036	295,403
Tootsie Roll Industries Inc.	360	11,772
TreeHouse Foods Inc.(a)	412	12,854
Tyson Foods Inc. Class A	3,273	53,841
United Natural Foods Inc.(a)	539	19,361
Whole Foods Market Inc.	1,826	85,694
Wrigley (William Jr.) Co.	2,901	150,040

		2,726,818
FOREST PRODUCTS & PAPER—0.44%
Bowater Inc.	693	15,592
Buckeye Technologies Inc.(a)	501	6,002
Caraustar Industries Inc.(a)	379	3,066
Deltic Timber Corp.	159	8,869
Glatfelter Co.	596	9,238
International Paper Co.	5,992	204,327
Louisiana-Pacific Corp.	1,372	29,539
MeadWestvaco Corp.	2,333	70,130
Neenah Paper Inc.	211	7,453
Plum Creek Timber Co. Inc.	2,369	94,405

Pope & Talbot Inc.(a)	221	1,209
Potlatch Corp.	517	22,655
Rayonier Inc.	982	40,311
Rock-Tenn Co. Class A	474	12,850
Schweitzer-Mauduit International Inc.	191	4,976
Temple-Inland Inc.	1,421	65,409
Wausau Paper Corp.	695	10,418
Weyerhaeuser Co.	3,114	220,004

		826,453
GAS—0.41%
AGL Resources Inc.	997	38,793
Atmos Energy Corp.	1,055	33,665
Cascade Natural Gas Corp.	130	3,370
Energen Corp.	931	43,701
KeySpan Corp.	2,273	93,602
Laclede Group Inc. (The)	304	10,649
New Jersey Resources Corp.	380	18,460
Nicor Inc.	569	26,629
NiSource Inc.	3,546	85,459
Northwest Natural Gas Co.	370	15,703
Peoples Energy Corp.	509	22,686
Piedmont Natural Gas Co.	973	26,028
Sempra Energy	3,391	190,032
South Jersey Industries Inc.	387	12,930
Southern Union Co.	1,380	38,571
Southwest Gas Corp.	527	20,221
UGI Corp.	1,362	37,155
Vectren Corp.	1,018	28,789
WGL Holdings Inc.	663	21,601

		768,044
HAND & MACHINE TOOLS—0.14%
Baldor Electric Co.	353	11,797
Black & Decker Corp.	912	72,933
Kennametal Inc.	509	29,955
Lincoln Electric Holdings Inc.	547	33,050
Regal-Beloit Corp.	401	21,057
Snap-On Inc.	773	36,826
Stanley Works (The)	1,042	52,402

		258,020
HEALTH CARE - PRODUCTS—3.24%
Advanced Medical Optics Inc.(a)	832	29,286
American Medical Systems Holdings Inc.(a)	933	17,279
ArthroCare Corp.(a)	337	13,453
Bard (C.R.) Inc.	1,340	111,180
Bausch & Lomb Inc.	689	35,869
Baxter International Inc.	8,496	394,129
Beckman Coulter Inc.	821	49,096
Becton, Dickinson & Co.	3,202	224,620
BioLase Technology Inc.(a)(b)	370	3,237
Biomet Inc.	3,181	131,280
Biosite Inc.(a)	221	10,796
Boston Scientific Corp.(a)	15,311	263,043
CONMED Corp.(a)	409	9,456
Cooper Companies Inc.	575	25,587
Cyberonics Inc.(a)	310	6,398
Cytyc Corp.(a)	1,469	41,573
Datascope Corp.	153	5,575
DENTSPLY International Inc.	2,023	60,387
DJO Inc.(a)	278	11,904
Edwards Lifesciences Corp.(a)	771	36,268

Gen-Probe Inc.(a)	664	34,774
Haemonetics Corp.(a)	341	15,352
Henry Schein Inc.(a)	1,143	55,984
Hillenbrand Industries Inc.	799	45,487
Hologic Inc.(a)	672	31,772
ICU Medical Inc.(a)	180	7,322
IDEXX Laboratories Inc.(a)	414	32,830
Immucor Inc.(a)	857	25,050
Intuitive Surgical Inc.(a)	472	45,265
Invacare Corp.	431	10,581
Johnson & Johnson	37,877	2,500,640
Kensey Nash Corp.(a)	150	4,770
LCA-Vision Inc.	273	9,380
Medtronic Inc.	14,996	802,436
Mentor Corp.	527	25,754
Meridian Bioscience Inc.	278	6,819
Merit Medical Systems Inc.(a)	341	5,401
Osteotech Inc.(a)	261	1,475
Palomar Medical Technologies Inc.(a)	221	11,198
Patterson Companies Inc.(a)	1,778	63,137
PolyMedica Corp.	311	12,568
Possis Medical Inc.(a)	261	3,518
ResMed Inc.(a)	989	48,679
Respironics Inc.(a)	963	36,353
St. Jude Medical Inc.(a)	4,663	170,479
Steris Corp.	839	21,118
Stryker Corp.	3,853	212,339
SurModics Inc.(a)(b)	205	6,380
TECHNE Corp.(a)	513	28,446
Varian Medical Systems Inc.(a)	1,701	80,917
Ventana Medical Systems Inc.(a)	424	18,245
Viasys Healthcare Inc.(a)	412	11,462
Vital Sign Inc.	85	4,243
Zimmer Holdings Inc.(a)	3,140	246,113

		6,116,703
HEALTH CARE - SERVICES—1.62%
Aetna Inc.	6,858	296,128
Amedisys Inc.(a)	279	9,171
AMERIGROUP Corp.(a)	687	24,656
AmSurg Corp.(a)	399	9,177
Apria Healthcare Group Inc.(a)	591	15,750
Centene Corp.(a)	565	13,882
Community Health Systems Inc.(a)	1,270	46,380
Covance Inc.(a)	813	47,894
Coventry Health Care Inc.(a)	2,082	104,204
Genesis HealthCare Corp.(a)	264	12,469
Gentiva Health Services Inc.(a)	309	5,890
Health Management Associates Inc. Class A	3,091	65,251
Health Net Inc.(a)	1,498	72,893
Healthways Inc.(a)	445	21,231
Humana Inc.(a)	2,141	118,419
Laboratory Corp. of America Holdings(a)	1,638	120,344
LifePoint Hospitals Inc.(a)(b)	731	24,635
Lincare Holdings Inc.(a)	1,228	48,924
Manor Care Inc.	994	46,638
Matria Healthcare Inc.(a)	279	8,016
Odyssey Healthcare Inc.(a)	499	6,617
Pediatrix Medical Group Inc.(a)	633	30,954
Psychiatric Solutions Inc.(a)	690	25,889
Quest Diagnostics Inc.	2,133	113,049
RehabCare Group Inc.(a)	214	3,178
Sierra Health Services Inc.(a)	720	25,949

Sunrise Senior Living Inc.(a)	574	17,633
Tenet Healthcare Corp.(a)	5,999	41,813
Triad Hospitals Inc.(a)	1,133	47,393
United Surgical Partners International Inc.(a)	572	16,216
UnitedHealth Group Inc.	17,533	942,048
Universal Health Services Inc. Class B	730	40,464
WellPoint Inc.(a)	8,086	636,287

		3,059,442
HOLDING COMPANIES - DIVERSIFIED—0.03%
Leucadia National Corp.	2,108	59,446

		59,446
HOME BUILDERS—0.38%
Beazer Homes USA Inc.	518	24,351
Centex Corp.	1,580	88,907
Champion Enterprises Inc.(a)	1,029	9,631
Coachmen Industries Inc.	221	2,431
Fleetwood Enterprises Inc.(a)	807	6,383
Horton (D.R.) Inc.	3,532	93,563
Hovnanian Enterprises Inc. Class A(a)	484	16,408
KB Home	1,010	51,793
Lennar Corp. Class A	1,811	95,005
M.D.C. Holdings Inc.	439	25,045
M/I Homes Inc.	161	6,149
Meritage Homes Corp.(a)	305	14,555
Monaco Coach Corp.	398	5,636
NVR Inc.(a)	64	41,280
Pulte Homes Inc.	2,752	91,146
Ryland Group Inc.	577	31,516
Skyline Corp.	99	3,982
Standard-Pacific Corp.	863	23,120
Thor Industries Inc.	449	19,752
Toll Brothers Inc.(a)	1,712	55,178
Winnebago Industries Inc.(b)	422	13,888

		719,719
HOME FURNISHINGS—0.11%
Audiovox Corp. Class A(a)	246	3,466
Bassett Furniture Industries Inc.	149	2,435
Ethan Allen Interiors Inc.	423	15,275
Furniture Brands International Inc.	679	11,020
Harman International Industries Inc.	859	85,823
La-Z-Boy Inc.(b)	713	8,463
Whirlpool Corp.	1,024	85,012

		211,494
HOUSEHOLD PRODUCTS & WARES—0.51%
American Greetings Corp. Class A	763	18,213
Avery Dennison Corp.	1,257	85,388
Blyth Inc.	352	7,304
Central Garden & Pet Co.(a)	311	15,059
Church & Dwight Co. Inc.	836	35,655
Clorox Co. (The)	1,964	125,991
Fortune Brands Inc.	1,956	167,023
Fossil Inc.(a)	605	13,661
Harland (John H.) Co.	352	17,670
Kimberly-Clark Corp.	5,967	405,458
Playtex Products Inc.(a)	830	11,944
Russ Berrie & Co. Inc.(a)	148	2,287
Scotts Miracle-Gro Co. (The) Class A	590	30,473
Spectrum Brands Inc.(a)	487	5,308
Standard Register Co. (The)	190	2,280

Tupperware Brands Corp.	768	17,364
WD-40 Co.	219	7,637

		968,715
HOUSEWARES—0.07%
Libbey Inc.	180	2,221
National Presto Industries Inc.	59	3,532
Newell Rubbermaid Inc.	3,574	103,467
Toro Co. (The)	568	26,486

		135,706
INSURANCE—4.96%
ACE Ltd.	4,240	256,817
AFLAC Inc.	6,482	298,172
Allstate Corp. (The)	8,187	533,056
Ambac Financial Group Inc.	1,370	122,026
American Financial Group Inc.	903	32,427
American International Group Inc.	33,900	2,429,274
Aon Corp.	4,095	144,717
Berkley (W.R.) Corp.	2,169	74,852
Brown & Brown Inc.	1,468	41,412
Chubb Corp.	5,389	285,132
CIGNA Corp.	1,353	178,014
Cincinnati Financial Corp.	2,240	101,494
Delphi Financial Group Inc. Class A	581	23,507
Everest Re Group Ltd.	835	81,922
Fidelity National Financial Inc.	2,857	68,225
First American Corp.	1,236	50,280
Gallagher (Arthur J.) & Co.	1,253	37,026
Genworth Financial Inc. Class A	5,840	199,786
Hanover Insurance Group Inc. (The)	663	32,354
Hartford Financial Services Group Inc. (The)	4,022	375,293
HCC Insurance Holdings Inc.	1,416	45,439
Hilb, Rogal & Hobbs Co.	469	19,754
Horace Mann Educators Corp.	571	11,534
Infinity Property & Casualty Corp.	291	14,081
LandAmerica Financial Group Inc.	228	14,389
Lincoln National Corp.	3,739	248,270
Loews Corp.	5,938	246,249
Marsh & McLennan Companies Inc.	7,150	219,219
MBIA Inc.	1,741	127,197
Mercury General Corp.	472	24,889
MetLife Inc.	9,884	583,255
MGIC Investment Corp.	1,121	70,107
Ohio Casualty Corp.	844	25,160
Old Republic International Corp.	2,991	69,630
Philadelphia Consolidated Holding Corp.(a)	740	32,974
PMI Group Inc. (The)	1,165	54,953
Presidential Life Corp.	276	6,058
Principal Financial Group Inc.	3,551	208,444
ProAssurance Corp.(a)	466	23,263
Progressive Corp. (The)	10,020	242,684
Protective Life Corp.	891	42,322
Prudential Financial Inc.	6,249	536,539
Radian Group Inc.	1,071	57,738
RLI Corp.	296	16,700
SAFECO Corp.	1,403	87,758
Safety Insurance Group Inc.	183	9,280
SCPIE Holdings Inc.(a)	149	3,895
Selective Insurance Group Inc.	381	21,827
St. Paul Travelers Companies Inc.	9,033	484,982
StanCorp Financial Group Inc.	699	31,490
Stewart Information Services Corp.	261	11,317

Torchmark Corp.	1,308	83,398
United Fire & Casualty Co.	259	9,130
Unitrin Inc.	568	28,462
UnumProvident Corp.	4,506	93,635
XL Capital Ltd. Class A	2,340	168,527
Zenith National Insurance Corp.	491	23,033

		9,363,368
INTERNET—1.63%
Amazon.com Inc.(a)	4,082	161,076
Avocent Corp.(a)	649	21,969
Blue Coat Systems Inc.(a)	175	4,191
Blue Nile Inc.(a)	182	6,714
CheckFree Corp.(a)	1,180	47,389
Digital Insight Corp.(a)	475	18,283
Digitas Inc.(a)	1,203	16,132
eBay Inc.(a)	15,163	455,951
F5 Networks Inc.(a)	532	39,480
Google Inc. Class A(a)	2,784	1,281,976
IAC/InterActiveCorp(a)	2,907	108,024
InfoSpace Inc.(a)	369	7,568
j2 Global Communications Inc.(a)	640	17,440
McAfee Inc.(a)	2,074	58,860
MIVA Inc.(a)	401	1,359
Napster Inc.(a)	443	1,608
PC-Tel Inc.(a)	304	2,842
Secure Computing Corp.(a)	689	4,520
Stamps.com Inc.(a)	252	3,969
Symantec Corp.(a)	12,332	257,122
United Online Inc.	816	10,836
ValueClick Inc.(a)	1,275	30,128
VeriSign Inc.(a)	3,187	76,647
WebEx Communications Inc.(a)	537	18,736
Websense Inc.(a)	633	14,451
Yahoo! Inc.(a)	16,052	409,968

		3,077,239
IRON & STEEL—0.33%
Allegheny Technologies Inc.	1,339	121,421
Carpenter Technology Corp.	353	36,190
Chaparral Steel Co.	608	26,916
Cleveland-Cliffs Inc.	568	27,514
Material Sciences Corp.(a)	182	2,355
Nucor Corp.	3,976	217,328
Reliance Steel & Aluminum Co.	828	32,607
Ryerson Inc.	328	8,230
Steel Dynamics Inc.	1,172	38,031
Steel Technologies Inc.	144	2,527
United States Steel Corp.	1,572	114,976

		628,095
LEISURE TIME—0.36%
Arctic Cat Inc.	159	2,797
Brunswick Corp.	1,222	38,982
Callaway Golf Co.	903	13,012
Carnival Corp.	5,784	283,705
Harley-Davidson Inc.	3,409	240,232
K2 Inc.(a)	630	8,310
Multimedia Games Inc.(a)	369	3,542
Nautilus Inc.	443	6,202
Polaris Industries Inc.	520	24,352
Sabre Holdings Corp.	1,700	54,213
WMS Industries Inc.(a)	299	10,423

		685,770

LODGING—0.48%
Aztar Corp.(a)	474	25,795
Boyd Gaming Corp.	566	25,645
Harrah’s Entertainment Inc.	2,413	199,603
Hilton Hotels Corp.	5,005	174,674
Marcus Corp.	304	7,776
Marriott International Inc. Class A	4,428	211,304
Starwood Hotels & Resorts Worldwide Inc.	2,797	174,812
Wyndham Worldwide Corp.(a)	2,591	82,964

		902,573
MACHINERY—0.82%
AGCO Corp.(a)	1,197	37,035
Albany International Corp. Class A	396	13,032
Applied Industrial Technologies Inc.	477	12,550
Astec Industries Inc.(a)	232	8,143
Briggs & Stratton Corp.	691	18,622
Caterpillar Inc.	8,523	522,716
Cognex Corp.	612	14,578
Cummins Inc.	678	80,126
Deere & Co.	3,040	289,013
Flowserve Corp.(a)	733	36,995
Gardner Denver Inc.(a)	696	25,968
Gerber Scientific Inc.(a)	337	4,233
Graco Inc.	875	34,667
IDEX Corp.	688	32,618
Intevac Inc.(a)	274	7,110
Joy Global Inc.	1,584	76,571
Lindsay Corp.	155	5,061
Manitowoc Co. Inc. (The)	784	46,593
Nordson Corp.	449	22,374
Robbins & Myers Inc.	212	9,735
Rockwell Automation Inc.	2,252	137,552
Terex Corp.(a)	1,332	86,021
Zebra Technologies Corp. Class A(a)	917	31,902

		1,553,215
MANUFACTURING—4.90%
Acuity Brands Inc.	589	30,652
AptarGroup Inc.	453	26,745
Barnes Group Inc.	482	10,483
Brink’s Co. (The)	624	39,886
Carlisle Companies Inc.	396	31,086
Ceradyne Inc.(a)	338	19,097
CLARCOR Inc.	691	23,363
Cooper Industries Ltd.	1,193	107,883
Crane Co.	651	23,853
Danaher Corp.	3,068	222,246
Donaldson Co. Inc.	910	31,586
Dover Corp.	2,662	130,491
Eastman Kodak Co.	3,729	96,208
Eaton Corp.	1,951	146,598
EnPro Industries Inc.(a)	276	9,166
Federal Signal Corp.	654	10,490
General Electric Co.	134,615	5,009,024
Griffon Corp.(a)	339	8,644
Harsco Corp.	534	40,637
Honeywell International Inc.	10,704	484,249
Illinois Tool Works Inc.	5,461	252,244
Ingersoll-Rand Co. Class A	4,050	158,476
ITT Industries Inc.	2,397	136,198

Lancaster Colony Corp.	332	14,711
Leggett & Platt Inc.	2,342	55,974
Lydall Inc.(a)	190	2,054
Myers Industries Inc.	410	6,421
Pall Corp.	1,624	56,109
Parker Hannifin Corp.	1,567	120,471
Pentair Inc.	1,300	40,820
Roper Industries Inc.	1,122	56,369
Smith (A.O.) Corp.	279	10,479
SPX Corp.	786	48,072
Standex International Corp.	158	4,761
Sturm, Ruger & Co. Inc.(a)	410	3,936
Teleflex Inc.	512	33,055
Textron Inc.	1,654	155,096
3M Co.	9,637	751,011
Tredegar Corp.	359	8,117
Trinity Industries Inc.	1,021	35,939
Tyco International Ltd.	26,024	791,130

		9,243,830
MEDIA—3.23%
Belo Corp.	1,135	20,850
CBS Corp. Class B	10,147	316,383
Clear Channel Communications Inc.	6,499	230,974
Comcast Corp. Class A(a)	27,212	1,151,884
DIRECTV Group Inc. (The)(a)	10,020	249,899
Dow Jones & Co. Inc.	829	31,502
Entercom Communications Corp.	433	12,202
4Kids Entertainment Inc.(a)	161	2,933
Gannett Co. Inc.	3,083	186,398
Lee Enterprises Inc.	596	18,512
McGraw-Hill Companies Inc. (The)	4,607	313,368
Media General Inc. Class A	334	12,415
Meredith Corp.	542	30,542
New York Times Co. Class A	1,858	45,261
News Corp. Class A	30,474	654,582
Radio One Inc. Class D(a)	1,020	6,875
Readers Digest Association Inc. (The)	1,196	19,973
Scholastic Corp.(a)	391	14,013
Scripps (E.W.) Co. Class A	1,089	54,385
Time Warner Inc.	52,203	1,136,981
Tribune Co.	2,562	78,858
Univision Communications Inc. Class A(a)	3,250	115,115
Viacom Inc. Class B(a)	9,176	376,491
Walt Disney Co. (The)	27,056	927,209
Washington Post Co. (The) Class B	77	57,411
Westwood One Inc.	924	6,523
Wiley (John) & Sons Inc. Class A	572	22,005

		6,093,544
METAL FABRICATE & HARDWARE—0.16%
Castle (A.M.) & Co.	158	4,021
Commercial Metals Co.	1,554	40,093
Kaydon Corp.	381	15,141
Lawson Products Inc.	68	3,121
Mueller Industries Inc.	502	15,913
Precision Castparts Corp.	1,756	137,460
Quanex Corp.	510	17,641
Timken Co. (The)	1,206	35,191
Valmont Industries Inc.	233	12,929
Worthington Industries Inc.	979	17,348

		298,858

MINING—0.65%
Alcoa Inc.	11,348	340,553
AMCOL International Corp.	290	8,045
Brush Engineered Materials Inc.(a)	261	8,814
Century Aluminum Co.(a)	294	13,127
Freeport-McMoRan Copper & Gold Inc.	2,547	141,944
Newmont Mining Corp.	5,879	265,437
Phelps Dodge Corp.	2,680	320,850
RTI International Metals Inc.(a)	296	23,153
Vulcan Materials Co.	1,253	112,607

		1,234,530
OFFICE & BUSINESS EQUIPMENT—0.19%
Global Imaging Systems Inc.(a)	662	14,531
Pitney Bowes Inc.	2,883	133,166
Xerox Corp.(a)	12,709	215,418

		363,115
OFFICE FURNISHINGS—0.04%
Herman Miller Inc.	880	31,997
HNI Corp.	661	29,355
Interface Inc. Class A(a)	691	9,826

		71,178
OIL & GAS—7.62%
Anadarko Petroleum Corp.	5,987	260,554
Apache Corp.	4,308	286,525
Atwood Oceanics Inc.(a)	354	17,335
Cabot Oil & Gas Corp.	629	38,149
Chesapeake Energy Corp.	5,073	147,371
Chevron Corp.	28,483	2,094,355
Cimarex Energy Co.	1,073	39,164
ConocoPhillips	21,464	1,544,335
Denbury Resources Inc.(a)	1,547	42,991
Devon Energy Corp.	5,737	384,838
ENSCO International Inc.	2,021	101,171
EOG Resources Inc.	3,161	197,404
Exxon Mobil Corp.	76,164	5,836,447
Forest Oil Corp.(a)	720	23,530
Frontier Oil Corp.	1,444	41,501
Helmerich & Payne Inc.	1,355	33,157
Hess Corp.	3,526	174,784
Marathon Oil Corp.	4,609	426,333
Murphy Oil Corp.	2,421	123,108
Nabors Industries Ltd.(a)	3,966	118,107
Newfield Exploration Co.(a)	1,693	77,793
Noble Corp.	1,794	136,613
Noble Energy Inc.	2,285	112,125
Occidental Petroleum Corp.	11,209	547,335
Patterson-UTI Energy Inc.	2,149	49,921
Penn Virginia Corp.	250	17,510
Petroleum Development Corp.(a)	220	9,471
Pioneer Natural Resources Co.	1,646	65,330
Plains Exploration & Production Co.(a)	1,016	48,290
Pogo Producing Co.	756	36,621
Pride International Inc.(a)	2,114	63,441
Quicksilver Resources Inc.(a)	753	27,552
Rowan Companies Inc.	1,435	47,642
Southwestern Energy Co.(a)	2,182	76,479
St. Mary Land & Exploration Co.	752	27,704
Stone Energy Corp.(a)	368	13,009
Sunoco Inc.	1,635	101,959
Swift Energy Co.(a)	380	17,028

Transocean Inc.(a)	3,840	310,618
Unit Corp.(a)	609	29,506
Valero Energy Corp.	7,927	405,545
XTO Energy Inc.	4,751	223,535

		14,376,186
OIL & GAS SERVICES—1.46%
Baker Hughes Inc.	4,211	314,393
BJ Services Co.	3,886	113,938
Cameron International Corp.(a)	1,492	79,151
CARBO Ceramics Inc.	270	10,090
Dril-Quip Inc.(a)	290	11,356
FMC Technologies Inc.(a)	878	54,111
Grant Prideco Inc.(a)	1,679	66,774
Halliburton Co.	13,184	409,363
Hanover Compressor Co.(a)	1,310	24,746
Helix Energy Solutions Group Inc.(a)	1,168	36,640
Hydril Co.(a)	250	18,797
Input/Output Inc.(a)	900	12,267
Lone Star Technologies Inc.(a)	399	19,316
Lufkin Industries Inc.	200	11,616
National Oilwell Varco Inc.(a)	2,284	139,735
Oceaneering International Inc.(a)	695	27,591
Schlumberger Ltd.	15,409	973,232
SEACOR Holdings Inc.(a)	275	27,263
Smith International Inc.	2,611	107,234
Tetra Technologies Inc.(a)	918	23,482
Tidewater Inc.	781	37,769
Veritas DGC Inc.(a)	481	41,188
Weatherford International Ltd.(a)	4,476	187,052
W-H Energy Services Inc.(a)	370	18,015

		2,765,119
PACKAGING & CONTAINERS—0.17%
Ball Corp.	1,339	58,380
Bemis Co. Inc.	1,360	46,213
Chesapeake Corp.	260	4,425
Packaging Corp. of America	1,031	22,785
Pactiv Corp.(a)	1,788	63,814
Sealed Air Corp.	1,042	67,647
Sonoco Products Co.	1,287	48,983

		312,247
PHARMACEUTICALS—5.28%
Abbott Laboratories	19,901	969,378
Allergan Inc.	1,984	237,564
Alpharma Inc. Class A	572	13,785
AmerisourceBergen Corp.	2,549	114,603
Barr Pharmaceuticals Inc.(a)	1,378	69,065
Bradley Pharmaceuticals Inc.(a)	242	4,980
Bristol-Myers Squibb Co.	25,591	673,555
Cardinal Health Inc.	5,314	342,381
Caremark Rx Inc.	5,602	319,930
Cephalon Inc.(a)	780	54,920
Express Scripts Inc.(a)	1,794	128,450
Forest Laboratories Inc.(a)	4,170	211,002
Gilead Sciences Inc.(a)	5,976	388,022
Hospira Inc.(a)	2,033	68,268
King Pharmaceuticals Inc.(a)	3,111	49,527
Lilly (Eli) & Co.	12,830	668,443
Mannatech Inc.(b)	208	3,064
Medco Health Solutions Inc.(a)	3,872	206,920
Medicis Pharmaceutical Corp. Class A	725	25,469

Merck & Co. Inc.	28,343	1,235,755
MGI Pharma Inc.(a)	999	18,392
Mylan Laboratories Inc.	2,742	54,730
NBTY Inc.(a)	748	31,094
Noven Pharmaceuticals Inc.(a)	337	8,577
Omnicare Inc.	1,562	60,340
Par Pharmaceutical Companies Inc.(a)	471	10,536
Perrigo Co.	1,069	18,494
PetMed Express Inc.(a)	310	4,139
Pfizer Inc.	94,199	2,439,754
Schering-Plough Corp.	19,267	455,472
Sciele Pharma Inc.(a)	361	8,664
Sepracor Inc.(a)	1,411	86,889
Theragenics Corp.(a)	443	1,373
USANA Health Sciences Inc.(a)	139	7,181
Valeant Pharmaceuticals International	1,235	21,291
VCA Antech Inc.(a)	1,077	34,669
Watson Pharmaceuticals Inc.(a)	1,315	34,229
Wyeth	17,547	893,493

		9,974,398
PIPELINES—0.40%
El Paso Corp.	9,037	138,085
Equitable Resources Inc.	1,568	65,464
Kinder Morgan Inc.	1,389	146,887
National Fuel Gas Co.	1,098	42,317
ONEOK Inc.	1,475	63,602
Questar Corp.	1,113	92,435
Williams Companies Inc.	7,738	202,117

		750,907
REAL ESTATE—0.09%
CB Richard Ellis Group Inc. Class A(a)	2,369	78,651
Realogy Corp.(a)	2,758	83,623

		162,274
REAL ESTATE INVESTMENT TRUSTS—1.43%
Acadia Realty Trust	414	10,358
AMB Property Corp.	1,137	66,640
Apartment Investment & Management Co. Class A	1,262	70,697
Archstone-Smith Trust	2,781	161,882
Boston Properties Inc.	1,483	165,918
Colonial Properties Trust	602	28,222
Developers Diversified Realty Corp.	1,421	89,452
EastGroup Properties Inc.	301	16,122
Entertainment Properties Trust	336	19,636
Equity Office Properties Trust	4,621	222,594
Equity Residential	3,803	193,002
Essex Property Trust Inc.	295	38,129
Highwoods Properties Inc.	702	28,614
Hospitality Properties Trust	955	45,391
Inland Real Estate Corp.	879	16,455
Kilroy Realty Corp.	415	32,370
Kimco Realty Corp.	2,807	126,175
Lexington Corporate Properties Trust	720	16,142
Liberty Property Trust	1,160	57,002
Longview Fibre Co.	873	19,162
LTC Properties Inc.	272	7,428
Macerich Co. (The)	934	80,856
Mack-Cali Realty Corp.	806	41,106
Mid-America Apartment Communities Inc.	311	17,802
National Retail Properties Inc.	747	17,144

New Century Financial Corp.	628	19,839
New Plan Excel Realty Trust Inc.	1,342	36,878
Parkway Properties Inc.	189	9,641
ProLogis	3,189	193,796
PS Business Parks Inc.	208	14,708
Public Storage Inc.	1,572	153,270
Regency Centers Corp.	893	69,806
Senior Housing Properties Trust	875	21,420
Simon Property Group Inc.	2,874	291,107
Sovran Self Storage Inc.	230	13,174
United Dominion Realty Trust Inc.	1,721	54,711
Vornado Realty Trust	1,597	194,036
Weingarten Realty Investors	1,017	46,894

		2,707,579
RETAIL—5.94%
Abercrombie & Fitch Co. Class A	1,142	79,517
Advance Auto Parts Inc.	1,406	49,997
Aeropostale Inc.(a)	720	22,226
American Eagle Outfitters Inc.	2,599	81,115
AnnTaylor Stores Corp.(a)	930	30,541
Applebee’s International Inc.	956	23,585
AutoNation Inc.(a)	1,981	42,235
AutoZone Inc.(a)	677	78,234
Barnes & Noble Inc.	679	26,963
Bed Bath & Beyond Inc.(a)	3,665	139,637
Best Buy Co. Inc.	5,284	259,920
Big Lots Inc.(a)	1,473	33,761
BJ’s Wholesale Club Inc.(a)	882	27,439
Bob Evans Farms Inc.	475	16,255
Borders Group Inc.	834	18,640
Brinker International Inc.	1,627	49,070
Brown Shoe Co. Inc.	366	17,473
California Pizza Kitchen Inc.(a)	249	8,294
CarMax Inc.(a)	1,363	73,098
Casey’s General Store Inc.	684	16,108
Cash America International Inc.	396	18,572
Cato Corp. Class A	416	9,531
CBRL Group Inc.	418	18,710
CEC Entertainment Inc.(a)	453	18,233
Charming Shoppes Inc.(a)	1,547	20,931
Cheesecake Factory Inc. (The)(a)	1,026	25,240
Chico’s FAS Inc.(a)	2,329	48,187
Children’s Place Retail Stores Inc. (The)(a)	291	18,484
Christopher & Banks Corp.	475	8,864
Circuit City Stores Inc.	1,940	36,821
CKE Restaurants Inc.	890	16,376
Claire’s Stores Inc.	1,279	42,386
Coldwater Creek Inc.(a)	779	19,101
Copart Inc.(a)	897	26,910
Cost Plus Inc.(a)	303	3,121
Costco Wholesale Corp.	6,017	318,119
CVS Corp.	10,691	330,459
Darden Restaurants Inc.	1,888	75,841
Dick’s Sporting Goods Inc.(a)	484	23,711
Dillard’s Inc. Class A	818	28,605
Dollar General Corp.	4,071	65,380
Dollar Tree Stores Inc.(a)	1,369	41,207
Dress Barn Inc.(a)	625	14,581
Family Dollar Stores Inc.	1,991	58,396
Federated Department Stores Inc.	6,904	263,250
Finish Line Inc. (The) Class A	549	7,840
First Cash Financial Services Inc.(a)	358	9,261

Foot Locker Inc.	1,989	43,619
Fred’s Inc.	533	6,417
GameStop Corp. Class A(a)	1,023	56,378
Gap Inc. (The)	6,971	135,935
Genesco Inc.(a)	304	11,339
Group 1 Automotive Inc.	297	15,361
Guitar Center Inc.(a)	371	16,866
Hancock Fabrics Inc.(a)	304	1,046
Haverty Furniture Companies Inc.	337	4,988
Hibbet Sporting Goods Inc.(a)	470	14,349
Home Depot Inc.	26,689	1,071,830
Hot Topic Inc.(a)	629	8,391
IHOP Corp.	244	12,859
Insight Enterprises Inc.(a)	662	12,492
Jack in the Box Inc.(a)	474	28,933
Jo-Ann Stores Inc.(a)	306	7,528
Jos. A. Bank Clothiers Inc.(a)	201	5,899
Kohl’s Corp.(a)	4,289	293,496
Landry’s Restaurants Inc.	234	7,041
Limited Brands Inc.	4,475	129,507
Longs Drug Stores Corp.	366	15,511
Lowe’s Companies Inc.	19,951	621,474
MarineMax Inc.(a)	211	5,471
McDonald’s Corp.	16,004	709,457
Men’s Wearhouse Inc. (The)	701	26,820
Movado Group Inc.	265	7,685
MSC Industrial Direct Co. Inc. Class A	719	28,149
99 Cents Only Stores(a)	662	8,057
Nordstrom Inc.	3,017	148,859
O’Charley’s Inc.(a)	277	5,895
Office Depot Inc.(a)	3,682	140,542
OfficeMax Inc.	954	47,366
O’Reilly Automotive Inc.(a)	1,457	46,711
OSI Restaurant Partners Inc.	1,007	39,474
P.F. Chang’s China Bistro Inc.(a)(b)	338	12,972
Pacific Sunwear of California Inc.(a)	984	19,267
Panera Bread Co. Class A(a)	412	23,035
Papa John’s International Inc.(a)	301	8,732
Payless ShoeSource Inc.(a)	890	29,210
Penney (J.C.) Co. Inc.	2,947	227,980
Pep Boys-Manny, Moe & Jack Inc.	779	11,576
PetSmart Inc.	1,824	52,641
RadioShack Corp.	1,733	29,080
Rare Hospitality International Inc.(a)	427	14,061
Red Robin Gourmet Burgers Inc.(a)	187	6,704
Regis Corp.	620	24,515
Ross Stores Inc.	1,857	54,410
Ruby Tuesday Inc.	750	20,580
Saks Inc.	1,777	31,666
School Specialty Inc.(a)	299	11,210
Sears Holdings Corp.(a)	1,094	183,715
Select Comfort Corp.(a)	700	12,173
Sonic Automotive Inc.	415	12,052
Sonic Corp.(a)	1,001	23,974
Stage Stores Inc.	364	11,062
Staples Inc.	9,457	252,502
Starbucks Corp.(a)	9,883	350,056
Steak n Shake Co. (The)(a)	369	6,494
Stein Mart Inc.	350	4,641
Target Corp.	11,208	639,416
Tiffany & Co.	1,802	70,710
TJX Companies Inc.	5,920	168,838
Tractor Supply Co.(a)	429	19,181

Triarc Companies Inc. Class B	811	16,220
Tuesday Morning Corp.(b)	354	5,505
Tween Brands Inc.(a)	429	17,130
Urban Outfitters Inc.(a)	1,437	33,094
Walgreen Co.	13,104	601,343
Wal-Mart Stores Inc.	32,033	1,479,284
Wendy’s International Inc.	1,304	43,149
Williams-Sonoma Inc.	1,480	46,531
World Fuel Services Corp.	368	16,361
Yum! Brands Inc.	3,492	205,330
Zale Corp.(a)	652	18,393

		11,212,763
SAVINGS & LOANS—0.50%
Anchor BanCorp Wisconsin Inc.	265	7,637
Astoria Financial Corp.	1,123	33,870
BankAtlantic Bancorp Inc. Class A	610	8,424
BankUnited Financial Corp. Class A	416	11,631
Brookline Bancorp Inc.	809	10,655
Dime Community Bancshares Inc.	359	5,030
Downey Financial Corp.	271	19,669
Fidelity Bankshares Inc.	300	11,901
First Niagara Financial Group Inc.	1,447	21,502
FirstFed Financial Corp.(a)	220	14,733
Flagstar Bancorp Inc.	446	6,619
Franklin Bank Corp.(a)	311	6,388
MAF Bancorp Inc.	381	17,027
New York Community Bancorp Inc.	3,447	55,497
Sovereign Bancorp Inc.	4,750	120,602
Washington Federal Inc.	1,133	26,659
Washington Mutual Inc.	12,380	563,166

		941,010
SEMICONDUCTORS—2.57%
Actel Corp.(a)	336	6,102
Advanced Micro Devices Inc.(a)	7,036	143,183
Altera Corp.(a)	4,667	91,847
Analog Devices Inc.	4,522	148,638
Applied Materials Inc.	18,218	336,122
Atmel Corp.(a)	5,485	33,184
ATMI Inc.(a)	507	15,479
Axcelis Technologies Inc.(a)	1,348	7,859
Broadcom Corp. Class A(a)	6,085	196,606
Brooks Automation Inc.(a)	982	14,141
Cabot Microelectronics Corp.(a)	338	11,472
Cohu Inc.	278	5,604
Cree Inc.(a)(b)	958	16,593
Cypress Semiconductor Corp.(a)	1,812	30,568
Diodes Inc.(a)	251	8,905
DSP Group Inc.(a)	371	8,051
Exar Corp.(a)	446	5,798
Fairchild Semiconductor International Inc. Class A(a)	1,568	26,358
Integrated Device Technology Inc.(a)	2,551	39,489
Intel Corp.	75,129	1,521,362
International Rectifier Corp.(a)	934	35,987
Intersil Corp. Class A	1,877	44,898
KLA-Tencor Corp.	2,616	130,146
Kopin Corp.(a)	877	3,131
Kulicke & Soffa Industries Inc.(a)	664	5,578
Lam Research Corp.(a)	1,846	93,445
Lattice Semiconductor Corp.(a)	1,508	9,772
Linear Technology Corp.	3,966	120,249

LSI Logic Corp.(a)	5,145	46,305
Maxim Integrated Products Inc.	4,198	128,543
MEMC Electronic Materials Inc.(a)	2,152	84,229
Micrel Inc.(a)	814	8,775
Microchip Technology Inc.	2,808	91,822
Micron Technology Inc.(a)	9,465	132,131
Microsemi Corp.(a)	904	17,764
MKS Instruments Inc.(a)	481	10,861
National Semiconductor Corp.	3,848	87,350
Novellus Systems Inc.(a)	1,667	57,378
NVIDIA Corp.(a)	4,570	169,136
Pericom Semiconductor Corp.(a)	410	4,703
Photronics Inc.(a)	571	9,330
PMC-Sierra Inc.(a)	2,673	17,936
QLogic Corp.(a)	2,044	44,804
Rudolph Technologies Inc.(a)	302	4,808
Semtech Corp.(a)	935	12,220
Silicon Laboratories Inc.(a)	711	24,636
Skyworks Solutions Inc.(a)	2,134	15,109
Standard Microsystems Corp.(a)	261	7,303
Supertex Inc.(a)	176	6,908
Teradyne Inc.(a)	2,546	38,088
Texas Instruments Inc.	19,436	559,757
TriQuint Semiconductor Inc.(a)	1,840	8,280
Ultratech Inc.(a)	309	3,856
Varian Semiconductor Equipment Associates Inc.(a)	751	34,186
Veeco Instruments Inc.(a)	392	7,342
Xilinx Inc.	4,477	106,597

		4,850,724
SOFTWARE—3.80%
Activision Inc.(a)	3,367	58,047
Acxiom Corp.	972	24,932
Adobe Systems Inc.(a)	7,581	311,731
Advent Software Inc.(a)	248	8,752
Allscripts Healthcare Solutions Inc.(a)	584	15,762
Altiris Inc.(a)	292	7,411
ANSYS Inc.(a)	482	20,962
Autodesk Inc.(a)	3,002	121,461
Automatic Data Processing Inc.	7,226	355,881
Avid Technology Inc.(a)	546	20,344
BMC Software Inc.(a)	2,733	88,003
CA Inc.	5,458	123,624
Captaris Inc.(a)	476	3,699
Cerner Corp.(a)	835	37,993
Citrix Systems Inc.(a)	2,373	64,190
Compuware Corp.(a)	4,795	39,942
CSG Systems International Inc.(a)	633	16,920
Dendrite International Inc.(a)	566	6,062
Digi International Inc.(a)	304	4,192
Dun & Bradstreet Corp.(a)	824	68,219
eFunds Corp.(a)	605	16,638
Electronic Arts Inc.(a)	3,983	200,584
Epicor Software Corp.(a)	742	10,024
EPIQ Systems Inc.(a)	153	2,596
Fair Isaac Corp.	799	32,479
Fidelity National Information Services Inc.	2,135	85,592
First Data Corp.	9,961	254,205
Fiserv Inc.(a)	2,283	119,675
Global Payments Inc.	860	39,818
Hyperion Solutions Corp.(a)	791	28,429
IMS Health Inc.	2,603	71,530

Inter-Tel Inc.	271	6,005
Intuit Inc.(a)	4,471	136,410
JDA Software Group Inc.(a)	380	5,233
Keane Inc.(a)	652	7,765
ManTech International Corp. Class A(a)	248	9,134
MapInfo Corp.(a)	261	3,406
Microsoft Corp.	112,957	3,372,896
MoneyGram International Inc.	1,080	33,869
Neoware Inc.(a)	267	3,527
Novell Inc.(a)	4,465	27,683
Open Solutions Inc.(a)	266	10,012
Oracle Corp.(a)	52,333	896,988
Parametric Technology Corp.(a)	1,475	26,580
Paychex Inc.	4,394	173,739
Per-Se Technologies Inc.(a)	455	12,640
Phoenix Technologies Ltd.(a)	370	1,665
Progress Software Corp.(a)	542	15,138
Quality Systems Inc.	217	8,088
SEI Investments Co.	807	48,065
SPSS Inc.(a)	245	7,367
Sybase Inc.(a)	1,191	29,418
Take-Two Interactive Software Inc.(a)	937	16,641
THQ Inc.(a)	848	27,577
Transaction Systems Architects Inc. Class A(a)	505	16,448
Wind River Systems Inc.(a)	1,024	10,496

		7,166,487
STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc.(a)	427	11,503

		11,503
TELECOMMUNICATIONS—5.70%
Adaptec Inc.(a)	1,504	7,009
ADC Telecommunications Inc.(a)	1,509	21,926
ADTRAN Inc.	920	20,884
Aeroflex Inc.(a)	1,041	12,201
Alltel Corp.	4,910	296,957
Andrew Corp.(a)	2,010	20,562
Anixter International Inc.(a)	444	24,109
Applied Signal Technology Inc.	150	2,109
AT&T Inc.	50,220	1,795,365
Avaya Inc.(a)	5,904	82,538
BellSouth Corp.	23,638	1,113,586
Black Box Corp.	241	10,120
C-COR Inc.(a)	565	6,294
CenturyTel Inc.	1,511	65,970
Ciena Corp.(a)	1,059	29,345
Cincinnati Bell Inc.(a)	3,326	15,200
Cisco Systems Inc.(a)	79,343	2,168,444
Citizens Communications Co.	4,221	60,656
Commonwealth Telephone Enterprises Inc.	304	12,725
CommScope Inc.(a)	763	23,256
Comtech Telecommunications Corp.(a)	287	10,926
Comverse Technology Inc.(a)	2,590	54,675
Corning Inc.(a)	20,289	379,607
CT Communications Inc.	262	6,005
Ditech Networks Inc.(a)	386	2,671
Embarq Corp.	1,938	101,861
General Communication Inc. Class A(a)	609	9,580
Harmonic Inc.(a)	966	7,023
Harris Corp.	1,746	80,072
JDS Uniphase Corp.(a)	2,693	44,865
Juniper Networks Inc.(a)	7,338	138,982

Motorola Inc.	31,649	650,703
NETGEAR Inc.(a)	445	11,681
Network Equipment Technologies Inc.(a)	370	2,153
Newport Corp.(a)	521	10,915
Novatel Wireless Inc.(a)	393	3,800
Plantronics Inc.	592	12,550
Polycom Inc.(a)	1,129	34,897
Powerwave Technologies Inc.(a)	1,600	10,320
QUALCOMM Inc.	21,546	814,223
Qwest Communications International Inc.(a)	20,769	173,837
RF Micro Devices Inc.(a)	2,572	17,464
Sprint Nextel Corp.	37,889	715,723
Symmetricom Inc.(a)	664	5,923
Telephone & Data Systems Inc.	1,343	72,965
Tellabs Inc.(a)	5,789	59,395
3Com Corp.(a)	5,229	21,490
Tollgrade Communications Inc.(a)	156	1,649
UTStarcom Inc.(a)(b)	1,414	12,373
Verizon Communications Inc.	37,928	1,412,439
Viasat Inc.(a)	306	9,122
Windstream Corp.	6,100	86,742

		10,765,887
TEXTILES—0.07%
Angelica Corp.	117	3,019
Cintas Corp.	1,770	70,287
G&K Services Inc. Class A	290	11,278
Mohawk Industries Inc.(a)	696	52,103

		136,687
TOYS, GAMES & HOBBIES—0.10%
Hasbro Inc.	2,142	58,370
JAKKS Pacific Inc.(a)	349	7,622
Lenox Group Inc.(a)	188	1,203
Mattel Inc.	5,015	113,640
RC2 Corp.(a)	258	11,352

		192,187
TRANSPORTATION—1.70%
Alexander & Baldwin Inc.	595	26,382
Arkansas Best Corp.	340	12,240
Bristow Group Inc.(a)	305	11,007
Burlington Northern Santa Fe Corp.	4,714	347,940
C.H. Robinson Worldwide Inc.	2,258	92,330
Con-way Inc.	629	27,701
CSX Corp.	5,729	197,249
EGL Inc.(a)	447	13,312
Expeditors International Washington Inc.	2,772	112,266
FedEx Corp.	4,007	435,240
Forward Air Corp.	409	11,832
Heartland Express Inc.	834	12,527
Hub Group Inc. Class A(a)	523	14,409
Hunt (J.B.) Transport Services Inc.	1,428	29,660
Kansas City Southern Industries Inc.(a)	982	28,458
Kirby Corp.(a)	680	23,208
Knight Transportation Inc.	776	13,231
Landstar System Inc.	760	29,017
Norfolk Southern Corp.	5,218	262,413
Old Dominion Freight Line Inc.(a)	385	9,267
Overseas Shipholding Group Inc.	393	22,126
Ryder System Inc.	795	40,593
Swift Transportation Co. Inc.(a)	688	18,074
Union Pacific Corp.	3,503	322,346

United Parcel Service Inc. Class B	14,039	1,052,644
Werner Enterprises Inc.	689	12,044
YRC Worldwide Inc.(a)	749	28,260

		3,205,776
TRUCKING & LEASING—0.02%
GATX Corp.	684	29,638

		29,638
WATER—0.03%
American States Water Co.	221	8,535
Aqua America Inc.(b)	1,692	38,544

		47,079

TOTAL COMMON STOCKS
(Cost: $162,632,247)		188,329,483

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.19%

CERTIFICATES OF DEPOSIT(c)—0.00%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$723	723
Washington Mutual Bank
5.33%, 03/19/07	2,582	2,582

		3,305
COMMERCIAL PAPER(c)—0.02%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(d)	1,085	1,073
Aspen Funding Corp.
5.26%, 02/21/07(d)	671	666
Beta Finance Inc.
5.27%, 01/25/07(d)	207	206
BNP Paribas Finance Inc.
5.12%, 06/06/07	361	353
CAFCO LLC
5.26%, 01/30/07(d)	516	514
Cantabric Finance LLC
5.25%-5.26%, 01/25/07-03/06/07(d)	1,239	1,231
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	1,219	1,203
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(d)	103	103
Curzon Funding LLC
5.24%, 02/27/07(d)	566	562
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	428	422
Eureka Securitization
5.26%, 02/09/07(d)	1,291	1,284
Five Finance Inc.
5.22%, 04/20/07(d)	475	468
General Electric Capital Corp.
5.12%, 06/04/07(d)	774	758
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(d)	1,694	1,677
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(d)	2,014	1,972

KKR Atlantic Funding Trust
5.32%, 01/03/07(d)	774	774
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(d)	3,398	3,378
Lockhart Funding LLC
5.28%, 02/09/07(d)	1,033	1,027
Nationwide Building Society
5.21%, 04/13/07(d)	981	967
Nestle Capital Corp.
5.19%, 08/09/07(d)	620	600
Norddeutsche Landesbank
5.27%, 02/15/07	981	975
Polonius Inc.
5.26%, 02/20/07(d)	292	290
Regency Markets No. 1 LLC
5.32%, 01/22/07(d)	343	342
Sedna Finance Inc.
5.22%, 04/17/07(d)	589	580
Societe Generale
5.18%, 05/16/07	2,582	2,532
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(d)	2,620	2,596
Thornburg Mortgage Capital Resources
5.28%, 01/17/07-03/12/07(d)	1,272	1,263
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	603	600

		28,416
MEDIUM-TERM NOTES(c)—0.00%
Bank of America N.A.
5.28%, 04/20/07	258	258
Cullinan Finance Corp.
5.71%, 06/28/07(d)	774	774
K2 USA LLC
5.39%, 06/04/07(d)	774	774
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	1,208	1,208

		3,014
MONEY MARKET FUNDS—0.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	217,960	217,960

		217,960
REPURCHASE AGREEMENTS(c)—0.01%
Banc of America Securities LLC, 5.36%, due 1/2/07, maturity value $2,066 (collateralized by non-U.S. Government debt securities, value $2,130, 4.25% to 8.00%, 3/1/08 to 7/15/17).	$2,065	2,065
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $1,550 (collateralized by U.S. Government obligations, value $1,581, 0.00% to 11.00%, 1/1/08 to 1/1/37).	1,549	1,549
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $3,616 (collateralized by non-U.S. Government debt securities, value $3,978, 1.00% to 8.84%, 8/3/14 to 12/25/46).	3,614	3,614

BNP Securities Corp., 5.36%, due 1/2/07, maturity value $103 (collateralized by non-U.S. Government debt securities, value $109, 5.46%, 3/15/08).	103	103
Citigroup Global Markets Holdings Inc., 5.36%, due 1/2/07, maturity value $3,616 (collateralized by non-U.S. Government debt securities, value $3,799, 3.78% to 7.41%, 11/25/19 to 10/25/45).	3,614	3,614
Citigroup Global Markets Holdings Inc., 5.42%, due 1/2/07, maturity value $1,137 (collateralized by non-U.S. Government debt securities, value $1,267, 0.00% to 10.00%, 6/1/28 to 11/16/36).	1,136	1,136
Citigroup Global Markets Holdings Inc., 5.46%, due 1/2/07, maturity value $620 (collateralized by non-U.S. Government debt securities, value $691, 0.00% to 10.00%, 6/1/28 to 11/16/36).	620	620
Goldman Sachs & Co. Inc., 5.35%, due 1/2/07, maturity value $2,066 (collateralized by non-U.S. Government debt securities, value $2,149, 0.00% to 10.00%, 1/23/07 to 5/15/44).	2,065	2,065
Goldman Sachs Group Inc., 5.36%, due 1/2/07, maturity value $383 (collateralized by non-U.S. Government debt securities, value $399, 0.00% to 10.00%, 1/23/07 to 5/15/44).	383	383
Goldman Sachs Group Inc., 5.46%, due 1/2/07, maturity value $620 (collateralized by non-U.S. Government debt securities, value $645, 0.00% to 10.00%, 1/23/07 to 5/15/44).	620	620
Greenwich Capital Markets Inc., 5.46%, due 1/2/07, maturity value $516 (collateralized by non-U.S. Government debt securities, value $571, 5.58%, 1/8/36).	516	516
HSBC Securities Inc., 5.36%, due 1/2/07, maturity value $516 (collateralized by non-U.S. Government debt securities, value $543, 3.16% to 5.32%, 5/15/34 to 6/1/46).	516	516
JP Morgan Securities Inc., 5.41%, due 1/2/07, maturity value $258 (collateralized by non-U.S. Government debt securities, value $271, 5.75% to 8.75%, 10/1/08 to 9/15/25).	258	258
Lehman Brothers Holdings Inc., 5.36%, due 1/2/07, maturity value $2,066 (collateralized by non-U.S. Government debt securities, value $2,130, 3.34% to 8.75%, 6/15/07 to 12/1/66).	2,065	2,065
Lehman Brothers Holdings Inc., 5.44%, due 1/2/07, maturity value $774 (collateralized by non-U.S. Government debt securities, value $798, 5.50% to 8.88%, 4/15/11 to 12/1/66).	774	774
Merrill Lynch & Co. Inc., 5.36%, due 1/2/07, maturity value $2,066 (collateralized by non-U.S. Government debt securities, value $2,134, 0.00% to 10.13%, 6/15/07 to 9/1/26).	2,065	2,065
Merrill Lynch & Co. Inc., 5.44%, due 1/2/07, maturity value $1,034 (collateralized by non-U.S. Government debt securities, value $1,064, 4.37% to 7.75%, 3/3/08 to 12/1/25).	1,033	1,033
Morgan Stanley, 5.36%, due 1/2/07, maturity value $1,034 (collateralized by non-U.S. Government debt securities, value $1,076, 0.00% to 10.00%, 1/1/07 to 12/31/37).	1,033	1,033
Morgan Stanley, 5.51%, due 6/4/07, maturity value $740 (collateralized by non-U.S. Government debt securities, value $759, 0.00% to 10.00%, 1/1/07 to 12/31/37).(g)	723	723

Wachovia Capital, 5.38%, due 1/2/07, maturity value $3,306 (collateralized by non-U.S. Government debt securities, value $3,474, 3.86% to 8.17%, 8/15/13 to 10/17/44).	3,304	3,304

		28,056
TIME DEPOSITS(c)—0.00%
Bank of America N.A.
5.13%, 01/02/07	49	49

		49
VARIABLE & FLOATING RATE NOTES(c)—0.04%
Allstate Life Global Funding II
5.33%-5.43%, 11/02/07-01/25/08(d)	2,644	2,643
American Express Bank
5.32%, 02/28/07	1,033	1,032
American Express Centurion Bank
5.44%, 07/19/07	1,136	1,137
American Express Credit Corp.
5.45%, 07/05/07	310	310
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	129	129
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(d)	774	774
ASIF Global Financing
5.41%, 05/03/07(d)	103	103
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(d)	671	671
Bank of Ireland
5.33%-5.35%, 08/14/07-12/20/07(d)	1,497	1,498
Beta Finance Inc.
5.32%-5.41%, 04/25/07-07/25/07(d)	2,633	2,634
BMW US Capital LLC
5.35%, 01/15/08(d)	1,033	1,033
BNP Paribas
5.35%, 11/19/07(d)	1,910	1,910
Carlyle Loan Investment Ltd.
5.40%, 04/13/07-07/15/07(d)	754	754
CC USA Inc.
5.37%, 07/30/07(d)	516	516
Commodore CDO Ltd.
5.44%, 12/12/07(d)	258	258
Credit Agricole SA
5.34%, 11/23/07	1,033	1,033
Credit Suisse First Boston NY
5.38%, 04/24/07	516	516
Cullinan Finance Corp.
5.36%, 04/25/07(d)	258	258
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	149	149
DEPFA Bank PLC
5.40%, 09/14/07	1,033	1,033
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(d)	1,188	1,188
Eli Lilly Services Inc.
5.34%, 12/31/07(d)	689	689
Fifth Third Bancorp
5.33%, 12/21/07(d)	2,065	2,065

Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(d)	671	671
General Electric Capital Corp.
5.31%-5.48%, 07/09/07-01/24/08(d)	1,084	1,085
Granite Master Issuer PLC
5.32%, 08/20/07(d)	3,614	3,614
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(d)	2,375	2,352
Hartford Life Global Funding Trust
5.37%-5.41%, 07/13/07-01/15/08	1,549	1,549
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	1,033	1,033
Holmes Financing PLC
5.32%, 07/16/07(d)	1,807	1,807
JPMorgan Chase & Co.
5.32%-5.45%, 07/27/07-08/02/07(g)	2,840	2,839
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	774	774
Kestrel Funding LLC
5.33%, 07/11/07(d)	413	413
Kommunalkredit Austria AG
5.35%, 01/09/08(d)	620	620
Leafs LLC
5.35%, 01/22/07-02/20/07(d)	1,076	1,076
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(d)	1,136	1,136
Lothian Mortgages Master Issuer PLC
5.32%, 04/24/07(d)	409	409
Marshall & Ilsley Bank
5.35%, 01/15/08	568	568
Master Funding LLC
5.38%, 04/25/07-05/25/07(d)	1,869	1,868
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	1,136	1,136
Metropolitan Life Global Funding I
5.36%, 02/08/07(d)	1,549	1,549
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(d)(g)	103	103
Mound Financing PLC
5.32%, 05/08/07(d)	971	971
Natexis Banques Populaires
5.35%-5.37%, 02/05/07-01/15/08(d)	3,718	3,717
National City Bank of Indiana
5.35%, 05/21/07	516	516
Nationwide Building Society
5.38%-5.49%, 02/08/07-10/26/07(d)	3,408	3,409
Newcastle Ltd.
5.37%, 04/24/07(d)	364	364
Northern Rock PLC
5.39%, 08/03/07(d)	1,239	1,239
Northlake CDO I
5.42%, 09/06/07(d)	310	310
Pricoa Global Funding I
5.34%, 11/27/07	1,394	1,394
Principal Life Global Funding I
5.80%, 02/08/07	465	465
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	1,497	1,498
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(d)	1,033	1,033

Strips III LLC
5.40%, 07/24/07(d)	224	224
SunTrust Bank
5.32%, 05/01/07	1,033	1,033
Tango Finance Corp.
5.30%-5.35%, 04/25/07-07/16/07(d)	2,520	2,519
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(d)	1,704	1,704
Wachovia Asset Securitization Inc.
5.34%, 01/25/07(d)	1,262	1,262
Wachovia Bank N.A.
5.36%, 05/22/07	2,065	2,065
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	774	775
Wells Fargo & Co.
5.36%, 11/15/07(d)	516	516
WhistleJacket Capital Ltd.
5.31%-5.35%, 04/18/07-06/13/07(d)	774	774
White Pine Finance LLC
5.31%-5.32%, 05/22/07-08/20/07(d)	3,098	3,098
Wind Master Trust
5.34%, 07/25/07(d)	413	413

		76,234

TOTAL SHORT-TERM INVESTMENTS
(Cost: $357,034)		357,034

TOTAL INVESTMENTS IN SECURITIES—99.96%
(Cost: $162,989,281)		188,686,517
Other Assets, Less Liabilities—0.04%		76,778

NET ASSETS—100.00%		$188,763,295

NVS -	Non-Voting Shares
(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 INDEX FUND

December 31, 2006

Security	Shares	Value

COMMON STOCKS—99.78%

ADVERTISING—0.18%
Interpublic Group of Companies Inc.(a)	620,027	$7,589,130
Omnicom Group Inc.	242,100	25,309,134

		32,898,264
AEROSPACE & DEFENSE—2.11%
Boeing Co. (The)	1,115,906	99,137,089
General Dynamics Corp.	568,129	42,240,391
Goodrich Corp.	176,007	8,017,119
L-3 Communications Holdings Inc.	173,351	14,176,645
Lockheed Martin Corp.	501,411	46,164,911
Northrop Grumman Corp.	485,136	32,843,707
Raytheon Co.	628,799	33,200,587
Rockwell Collins Inc.	237,382	15,023,907
United Technologies Corp.	1,416,572	88,564,081

		379,368,437
AGRICULTURE—1.96%
Altria Group Inc.	2,955,853	253,671,304
Archer-Daniels-Midland Co.	923,342	29,510,010
Monsanto Co.	764,311	40,149,257
Reynolds American Inc.	241,622	15,818,992
UST Inc.	226,895	13,205,289

		352,354,852
AIRLINES—0.09%
Southwest Airlines Co.	1,106,756	16,955,502

		16,955,502
APPAREL—0.39%
Coach Inc.(a)	514,825	22,116,882
Jones Apparel Group Inc.	159,234	5,323,193
Liz Claiborne Inc.	145,722	6,333,078
Nike Inc. Class B	266,179	26,359,706
VF Corp.	124,955	10,256,306

		70,389,165
AUTO MANUFACTURERS—0.37%
Ford Motor Co.	2,652,280	19,918,623
General Motors Corp.	797,566	24,501,228
PACCAR Inc.	351,090	22,785,741

		67,205,592
AUTO PARTS & EQUIPMENT—0.16%
Goodyear Tire & Rubber Co. (The)(a)	250,754	5,263,326
Johnson Controls Inc.	275,503	23,671,218

		28,934,544

BANKS—6.68%
Bank of America Corp.	6,332,591	338,097,033
Bank of New York Co. Inc. (The)	1,074,574	42,305,978
BB&T Corp.	756,707	33,242,139
Comerica Inc.	225,742	13,246,541
Commerce Bancorp Inc.	262,465	9,257,141
Compass Bancshares Inc.	182,311	10,874,851
Fifth Third Bancorp	785,582	32,153,871
First Horizon National Corp.	174,331	7,283,549
Huntington Bancshares Inc.	334,185	7,936,894
KeyCorp	568,540	21,621,576
M&T Bank Corp.	109,287	13,350,500
Marshall & Ilsley Corp.	358,029	17,224,775
Mellon Financial Corp.	579,047	24,406,831
National City Corp.	881,780	32,237,877
Northern Trust Corp.	264,054	16,025,437
PNC Financial Services Group	414,968	30,724,231
Regions Financial Corp.	1,024,722	38,324,603
State Street Corp.	466,291	31,446,665
SunTrust Banks Inc.	500,482	42,265,705
Synovus Financial Corp.	456,729	14,080,955
U.S. Bancorp	2,481,042	89,788,910
Wachovia Corp.	2,688,817	153,128,128
Wells Fargo & Co.	4,762,136	169,341,556
Zions Bancorporation	150,377	12,397,080

		1,200,762,826
BEVERAGES—2.07%
Anheuser-Busch Companies Inc.	1,082,431	53,255,605
Brown-Forman Corp. Class B	110,303	7,306,471
Coca-Cola Co. (The)	2,876,606	138,796,239
Coca-Cola Enterprises Inc.	387,330	7,909,279
Constellation Brands Inc. Class A(a)	296,709	8,610,495
Molson Coors Brewing Co. Class B	64,135	4,902,479
Pepsi Bottling Group Inc.	191,179	5,909,343
PepsiCo Inc.	2,316,561	144,900,891

		371,590,802
BIOTECHNOLOGY—1.14%
Amgen Inc.(a)	1,645,967	112,436,006
Biogen Idec Inc.(a)	477,419	23,484,241
Celgene Corp.(a)	522,580	30,064,027
Genzyme Corp.(a)	368,490	22,691,614
MedImmune Inc.(a)	336,755	10,900,759
Millipore Corp.(a)	74,743	4,977,884

		204,554,531
BUILDING MATERIALS—0.16%
American Standard Companies Inc.	245,360	11,249,756
Masco Corp.	559,359	16,708,053

		27,957,809
CHEMICALS—1.34%
Air Products & Chemicals Inc.	310,679	21,834,520
Ashland Inc.	82,141	5,682,514
Dow Chemical Co. (The)	1,349,213	53,887,567
Du Pont (E.I.) de Nemours and Co.	1,298,966	63,272,634
Eastman Chemical Co.	115,951	6,877,054
Ecolab Inc.	251,270	11,357,404
Hercules Inc.(a)	160,572	3,100,645
International Flavors & Fragrances Inc.	111,400	5,476,424
PPG Industries Inc.	232,740	14,944,235
Praxair Inc.	453,926	26,931,430
Rohm & Haas Co.	201,895	10,320,872

Sherwin-Williams Co. (The)	158,543	10,080,164
Sigma-Aldrich Corp.	93,434	7,261,690

		241,027,153
COAL—0.13%
CONSOL Energy Inc.	257,643	8,278,070
Peabody Energy Corp.	372,198	15,040,521

		23,318,591
COMMERCIAL SERVICES—0.70%
Apollo Group Inc. Class A(a)	197,346	7,690,574
Block (H & R) Inc.	452,310	10,421,222
Convergys Corp.(a)	195,997	4,660,809
Donnelley (R.R.) & Sons Co.	305,107	10,843,503
Equifax Inc.	177,986	7,226,232
McKesson Corp.	419,348	21,260,944
Monster Worldwide Inc.(a)	180,577	8,422,111
Moody’s Corp.	332,865	22,987,657
Robert Half International Inc.	239,114	8,875,912
Western Union Co.	1,077,944	24,167,504

		126,556,468
COMPUTERS—4.07%
Affiliated Computer Services Inc. Class A(a)	166,663	8,139,821
Apple Computer Inc.(a)	1,198,672	101,695,332
Cognizant Technology Solutions Corp.(a)	198,671	15,329,454
Computer Sciences Corp.(a)	241,753	12,902,358
Dell Inc.(a)	3,200,394	80,297,885
Electronic Data Systems Corp.	728,531	20,071,029
EMC Corp.(a)	3,112,726	41,087,983
Hewlett-Packard Co.	3,863,674	159,144,732
International Business Machines Corp.	2,124,654	206,410,136
Lexmark International Inc. Class A(a)(b)	139,518	10,212,718
NCR Corp.(a)	253,431	10,836,710
Network Appliance Inc.(a)	524,589	20,605,856
SanDisk Corp.(a)(b)	316,846	13,633,883
Sun Microsystems Inc.(a)	4,946,729	26,811,271
Unisys Corp.(a)	486,338	3,812,890

		730,992,058
COSMETICS & PERSONAL CARE—2.02%
Avon Products Inc.	629,869	20,810,872
Colgate-Palmolive Co.	726,400	47,390,336
Estee Lauder Companies Inc. (The) Class A	181,725	7,418,014
Procter & Gamble Co.	4,468,726	287,205,020

		362,824,242
DISTRIBUTION & WHOLESALE—0.10%
Genuine Parts Co.	241,801	11,468,621
Grainger (W.W.) Inc.	104,602	7,315,864

		18,784,485
DIVERSIFIED FINANCIAL SERVICES—8.88%
American Express Co.	1,700,122	103,146,402
Ameriprise Financial Inc.	343,270	18,708,215
Bear Stearns Companies Inc. (The)	166,011	27,023,271
Capital One Financial Corp.	576,520	44,288,266
Chicago Mercantile Exchange Holdings Inc.	49,292	25,126,597
CIT Group Inc.	280,317	15,633,279
Citigroup Inc.	6,928,820	385,935,274
Countrywide Financial Corp.	868,029	36,847,831
E*TRADE Financial Corp.(a)	601,350	13,482,267
Federal Home Loan Mortgage Corp.	974,430	66,163,797

Federal National Mortgage Association	1,372,523	81,514,141
Federated Investors Inc. Class B	127,323	4,300,971
Franklin Resources Inc.	234,767	25,864,280
Goldman Sachs Group Inc. (The)	600,836	119,776,657
Janus Capital Group Inc.	284,401	6,140,218
JPMorgan Chase & Co.	4,892,452	236,305,432
Legg Mason Inc.	184,529	17,539,481
Lehman Brothers Holdings Inc.	748,644	58,484,069
Merrill Lynch & Co. Inc.	1,247,329	116,126,330
Morgan Stanley	1,493,584	121,622,545
Rowe (T.) Price Group Inc.	368,425	16,125,962
Schwab (Charles) Corp. (The)	1,447,602	27,996,623
SLM Corp.	577,379	28,158,774

		1,596,310,682
ELECTRIC—3.23%
AES Corp. (The)(a)	932,050	20,542,382
Allegheny Energy Inc.(a)	231,672	10,636,062
Ameren Corp.	290,342	15,600,076
American Electric Power Co. Inc.	554,771	23,622,149
CenterPoint Energy Inc.	440,307	7,300,290
CMS Energy Corp.(a)	312,551	5,219,602
Consolidated Edison Inc.	354,356	17,033,893
Constellation Energy Group Inc.	253,072	17,429,069
Dominion Resources Inc.	496,851	41,655,988
DTE Energy Co.	250,823	12,142,341
Duke Energy Corp.	1,764,368	58,594,661
Dynegy Inc. Class A(a)	545,035	3,946,053
Edison International	459,083	20,879,095
Entergy Corp.	292,748	27,026,495
Exelon Corp.	943,530	58,395,072
FirstEnergy Corp.	451,738	27,239,801
FPL Group Inc.	569,957	31,017,060
PG&E Corp.	490,461	23,213,519
Pinnacle West Capital Corp.	139,734	7,083,116
PPL Corp.	536,021	19,210,993
Progress Energy Inc.	356,657	17,504,726
Public Service Enterprise Group Inc.	354,831	23,553,682
Southern Co. (The)	1,045,239	38,527,510
TECO Energy Inc.	294,849	5,080,248
TXU Corp.	649,042	35,184,567
Xcel Energy Inc.	572,001	13,190,343

		580,828,793
ELECTRICAL COMPONENTS & EQUIPMENT—0.35%
American Power Conversion Corp.	239,344	7,321,533
Emerson Electric Co.	1,133,597	49,980,292
Molex Inc.	199,135	6,298,640

		63,600,465
ELECTRONICS—0.49%
Agilent Technologies Inc.(a)	576,461	20,089,666
Applera Corp.-Applied Biosystems Group	256,376	9,406,435
Jabil Circuit Inc.	259,801	6,378,115
PerkinElmer Inc.	177,472	3,945,203
Sanmina-SCI Corp.(a)	754,443	2,602,828
Solectron Corp.(a)	1,281,315	4,125,834
Symbol Technologies Inc.	357,750	5,344,785
Tektronix Inc.	117,821	3,436,839
Thermo Fisher Scientific Inc.(a)	573,046	25,953,253
Waters Corp.(a)	143,987	7,051,043

		88,334,001

ENGINEERING & CONSTRUCTION—0.06%
Fluor Corp.	123,070	10,048,665

		10,048,665
ENTERTAINMENT—0.12%
International Game Technology Inc.	477,668	22,068,262

		22,068,262
ENVIRONMENTAL CONTROL—0.18%
Allied Waste Industries Inc.(a)	356,457	4,380,857
Waste Management Inc.	757,172	27,841,214

		32,222,071
FOOD—1.46%
Campbell Soup Co.	309,721	12,045,050
ConAgra Foods Inc.	719,218	19,418,886
Dean Foods Co.(a)	187,644	7,933,588
General Mills Inc.	485,456	27,962,266
Heinz (H.J.) Co.	466,354	20,990,594
Hershey Co. (The)	247,038	12,302,492
Kellogg Co.	352,088	17,625,525
Kroger Co.	1,015,285	23,422,625
McCormick & Co. Inc. NVS	185,386	7,148,484
Safeway Inc.	626,910	21,666,010
Sara Lee Corp.	1,059,106	18,036,575
SUPERVALU Inc.	293,178	10,481,113
Sysco Corp.	870,953	32,016,232
Tyson Foods Inc. Class A	355,756	5,852,186
Whole Foods Market Inc.	198,807	9,330,013
Wrigley (William Jr.) Co.	308,485	15,954,844

		262,186,483
FOREST PRODUCTS & PAPER—0.39%
International Paper Co.	640,980	21,857,418
MeadWestvaco Corp.	255,426	7,678,106
Plum Creek Timber Co. Inc.	252,146	10,048,018
Temple-Inland Inc.	153,700	7,074,811
Weyerhaeuser Co.	334,962	23,665,065

		70,323,418
GAS—0.25%
KeySpan Corp.	246,517	10,151,570
Nicor Inc.	62,990	2,947,932
NiSource Inc.	383,907	9,252,159
Peoples Energy Corp.	54,633	2,434,993
Sempra Energy	368,013	20,623,449

		45,410,103
HAND & MACHINE TOOLS—0.10%
Black & Decker Corp.	97,285	7,779,881
Snap-On Inc.	81,741	3,894,141
Stanley Works (The)	113,775	5,721,745

		17,395,767
HEALTH CARE - PRODUCTS—3.10%
Bard (C.R.) Inc.	146,038	12,116,773
Bausch & Lomb Inc.	75,315	3,920,899
Baxter International Inc.	918,611	42,614,364
Becton, Dickinson & Co.	344,946	24,197,962
Biomet Inc.	344,614	14,222,220
Boston Scientific Corp.(a)	1,660,574	28,528,661
Johnson & Johnson	4,088,854	269,946,141
Medtronic Inc.	1,620,866	86,732,540

Patterson Companies Inc.(a)	195,358	6,937,163
St. Jude Medical Inc.(a)	497,306	18,181,507
Stryker Corp.	418,171	23,045,404
Zimmer Holdings Inc.(a)	337,824	26,478,645

		556,922,279
HEALTH CARE - SERVICES—1.49%
Aetna Inc.	738,365	31,882,601
Coventry Health Care Inc.(a)	224,134	11,217,907
Health Management Associates Inc. Class A	338,642	7,148,733
Humana Inc.(a)	232,745	12,873,126
Laboratory Corp. of America Holdings(a)	176,640	12,977,741
Manor Care Inc.	103,291	4,846,414
Quest Diagnostics Inc.	227,280	12,045,840
Tenet Healthcare Corp.(a)	663,536	4,624,846
UnitedHealth Group Inc.	1,897,702	101,963,528
WellPoint Inc.(a)	873,383	68,726,508

		268,307,244
HOME BUILDERS—0.25%
Centex Corp.	166,563	9,372,500
Horton (D.R.) Inc.	384,377	10,182,147
KB Home	110,384	5,660,492
Lennar Corp. Class A	194,828	10,220,677
Pulte Homes Inc.	297,942	9,867,839

		45,303,655
HOME FURNISHINGS—0.10%
Harman International Industries Inc.	91,706	9,162,346
Whirlpool Corp.	110,099	9,140,419

		18,302,765
HOUSEHOLD PRODUCTS & WARES—0.47%
Avery Dennison Corp.	132,757	9,018,183
Clorox Co. (The)	212,819	13,652,339
Fortune Brands Inc.	212,426	18,139,056
Kimberly-Clark Corp.	645,184	43,840,253

		84,649,831
HOUSEWARES—0.06%
Newell Rubbermaid Inc.	390,660	11,309,607

		11,309,607
INSURANCE—5.00%
ACE Ltd.	457,893	27,734,579
AFLAC Inc.	699,193	32,162,878
Allstate Corp. (The)	882,622	57,467,518
Ambac Financial Group Inc.	149,308	13,298,864
American International Group Inc.	3,666,344	262,730,211
Aon Corp.	439,544	15,533,485
Chubb Corp.	578,978	30,633,726
CIGNA Corp.	144,572	19,021,338
Cincinnati Financial Corp.	244,538	11,080,017
Genworth Financial Inc. Class A	627,871	21,479,467
Hartford Financial Services Group Inc. (The)	443,648	41,396,795
Lincoln National Corp.	404,301	26,845,586
Loews Corp.	643,652	26,692,248
Marsh & McLennan Companies Inc.	775,614	23,780,325
MBIA Inc.	190,076	13,886,953
MetLife Inc.	1,070,148	63,149,433
MGIC Investment Corp.	118,801	7,429,815
Principal Financial Group Inc.	379,685	22,287,509
Progressive Corp. (The)	1,078,144	26,112,648

Prudential Financial Inc.	673,667	57,841,049
SAFECO Corp.	149,202	9,332,585
St. Paul Travelers Companies Inc.	972,892	52,234,571
Torchmark Corp.	138,977	8,861,174
UnumProvident Corp.	482,739	10,031,316
XL Capital Ltd. Class A	254,009	18,293,728

		899,317,818
INTERNET—1.65%
Amazon.com Inc.(a)	438,227	17,292,437
eBay Inc.(a)	1,634,519	49,149,986
Google Inc. Class A(a)	302,374	139,237,180
IAC/InterActiveCorp(a)	314,068	11,670,767
Symantec Corp.(a)	1,327,324	27,674,705
VeriSign Inc.(a)	345,935	8,319,737
Yahoo! Inc.(a)	1,729,801	44,179,118

		297,523,930
IRON & STEEL—0.27%
Allegheny Technologies Inc.	141,576	12,838,112
Nucor Corp.	427,748	23,380,706
United States Steel Corp.	168,481	12,322,700

		48,541,518
LEISURE TIME—0.37%
Brunswick Corp.	131,235	4,186,396
Carnival Corp.	627,036	30,756,116
Harley-Davidson Inc.	366,821	25,849,876
Sabre Holdings Corp.	185,036	5,900,798

		66,693,186
LODGING—0.51%
Harrah’s Entertainment Inc.	261,714	21,648,982
Hilton Hotels Corp.	543,128	18,955,167
Marriott International Inc. Class A	476,080	22,718,538
Starwood Hotels & Resorts Worldwide Inc.	300,528	18,783,000
Wyndham Worldwide Corp.(a)	281,919	9,027,046

		91,132,733
MACHINERY—0.67%
Caterpillar Inc.	918,792	56,349,513
Cummins Inc.	74,135	8,761,274
Deere & Co.	325,806	30,974,376
Rockwell Automation Inc.	241,647	14,759,799
Terex Corp.(a)	143,868	9,290,995

		120,135,957
MANUFACTURING—5.21%
Cooper Industries Ltd.	128,733	11,641,325
Danaher Corp.	333,474	24,156,857
Dover Corp.	286,489	14,043,691
Eastman Kodak Co.	403,906	10,420,775
Eaton Corp.	211,168	15,867,164
General Electric Co.	14,534,304	540,821,452
Honeywell International Inc.	1,153,151	52,168,551
Illinois Tool Works Inc.	592,265	27,356,720
Ingersoll-Rand Co. Class A	434,927	17,018,694
ITT Industries Inc.	260,126	14,780,359
Leggett & Platt Inc.	254,944	6,093,162
Pall Corp.	176,285	6,090,647
Parker Hannifin Corp.	167,576	12,883,243
Textron Inc.	177,640	16,657,303
3M Co.	1,039,439	81,003,481

Tyco International Ltd.	2,807,218	85,339,427

		936,342,851
MEDIA—3.54%
CBS Corp. Class B	1,099,219	34,273,648
Clear Channel Communications Inc.	698,846	24,836,987
Comcast Corp. Class A(a)	2,936,313	124,294,129
DIRECTV Group Inc. (The)(a)	1,085,897	27,082,271
Dow Jones & Co. Inc.	91,248	3,467,424
Gannett Co. Inc.	332,078	20,077,436
McGraw-Hill Companies Inc. (The)	495,499	33,703,842
Meredith Corp.	54,609	3,077,217
New York Times Co. Class A(b)	203,042	4,946,103
News Corp. Class A	3,292,665	70,726,444
Scripps (E.W.) Co. Class A	116,943	5,840,133
Time Warner Inc.	5,632,961	122,685,891
Tribune Co.	267,950	8,247,501
Univision Communications Inc. Class A(a)	353,171	12,509,317
Viacom Inc. Class B(a)	988,484	40,557,499
Walt Disney Co. (The)	2,918,999	100,034,096

		636,359,938
MINING—0.71%
Alcoa Inc.	1,220,666	36,632,187
Freeport-McMoRan Copper & Gold Inc.	276,599	15,414,862
Newmont Mining Corp.	633,194	28,588,709
Phelps Dodge Corp.	287,420	34,409,922
Vulcan Materials Co.	134,277	12,067,474

		127,113,154
OFFICE & BUSINESS EQUIPMENT—0.21%
Pitney Bowes Inc.	311,903	14,406,800
Xerox Corp.(a)	1,366,978	23,170,277

		37,577,077
OIL & GAS—8.03%
Anadarko Petroleum Corp.	647,001	28,157,484
Apache Corp.	463,931	30,856,051
Chesapeake Energy Corp.	574,554	16,690,794
Chevron Corp.	3,074,600	226,075,338
ConocoPhillips	2,321,535	167,034,443
Devon Energy Corp.	621,185	41,669,090
EOG Resources Inc.	341,422	21,321,804
Exxon Mobil Corp.	8,223,550	630,170,636
Hess Corp.	380,619	18,867,284
Marathon Oil Corp.	496,666	45,941,605
Murphy Oil Corp.	262,992	13,373,143
Nabors Industries Ltd.(a)	425,338	12,666,566
Noble Corp.	192,346	14,647,148
Occidental Petroleum Corp.	1,214,108	59,284,894
Rowan Companies Inc.	155,497	5,162,500
Sunoco Inc.	173,749	10,834,988
Transocean Inc.(a)	411,752	33,306,619
Valero Energy Corp.	854,308	43,706,397
XTO Energy Inc.	515,396	24,249,382

		1,444,016,166
OIL & GAS SERVICES—1.35%
Baker Hughes Inc.	453,539	33,861,222
BJ Services Co.	416,658	12,216,413
Halliburton Co.	1,420,779	44,115,188
National Oilwell Varco Inc.(a)	247,374	15,134,341
Schlumberger Ltd.	1,662,575	105,008,237

Smith International Inc.	281,995	11,581,535
Weatherford International Ltd.(a)	481,272	20,112,357

		242,029,293
PACKAGING & CONTAINERS—0.14%
Ball Corp.	147,133	6,414,999
Bemis Co. Inc.	147,558	5,014,021
Pactiv Corp.(a)	190,536	6,800,230
Sealed Air Corp.	113,905	7,394,713

		25,623,963
PHARMACEUTICALS—5.74%
Abbott Laboratories	2,162,873	105,353,544
Allergan Inc.	213,935	25,616,577
AmerisourceBergen Corp.	273,137	12,280,240
Barr Pharmaceuticals Inc.(a)	150,111	7,523,563
Bristol-Myers Squibb Co.	2,771,021	72,933,273
Cardinal Health Inc.	571,381	36,814,078
Caremark Rx Inc.	601,566	34,355,434
Express Scripts Inc.(a)	192,403	13,776,055
Forest Laboratories Inc.(a)	448,270	22,682,462
Gilead Sciences Inc.(a)	644,166	41,825,698
Hospira Inc.(a)	221,407	7,434,847
King Pharmaceuticals Inc.(a)	341,844	5,442,156
Lilly (Eli) & Co.	1,385,675	72,193,667
Medco Health Solutions Inc.(a)	414,353	22,143,024
Merck & Co. Inc.	3,062,945	133,544,402
Mylan Laboratories Inc.	296,768	5,923,489
Pfizer Inc.	10,168,757	263,370,806
Schering-Plough Corp.	2,085,857	49,309,659
Watson Pharmaceuticals Inc.(a)	144,249	3,754,801
Wyeth	1,897,077	96,599,161

		1,032,876,936
PIPELINES—0.35%
El Paso Corp.	979,635	14,968,823
Kinder Morgan Inc.	150,929	15,960,742
Questar Corp.	120,678	10,022,308
Williams Companies Inc.	839,920	21,938,710

		62,890,583
REAL ESTATE—0.10%
CB Richard Ellis Group Inc. Class A(a)	258,871	8,594,517
Realogy Corp.(a)	300,291	9,104,823

		17,699,340
REAL ESTATE INVESTMENT TRUSTS—1.07%
Apartment Investment & Management Co. Class A	136,990	7,674,180
Archstone-Smith Trust	302,063	17,583,087
Boston Properties Inc.	161,502	18,068,844
Equity Office Properties Trust	493,599	23,776,664
Equity Residential	410,062	20,810,646
Kimco Realty Corp.	310,244	13,945,468
ProLogis	344,982	20,964,556
Public Storage Inc.	170,724	16,645,590
Simon Property Group Inc.	311,441	31,545,859
Vornado Realty Trust	179,183	21,770,734

		192,785,628
RETAIL—5.57%
AutoNation Inc.(a)(b)	215,545	4,595,419
AutoZone Inc.(a)	72,265	8,350,943

Bed Bath & Beyond Inc.(a)	397,934	15,161,285
Best Buy Co. Inc.	570,900	28,082,571
Big Lots Inc.(a)	152,799	3,502,153
Circuit City Stores Inc.	198,062	3,759,217
Costco Wholesale Corp.	648,024	34,261,029
CVS Corp.	1,156,675	35,752,824
Darden Restaurants Inc.	205,578	8,258,068
Dillard’s Inc. Class A	85,673	2,995,985
Dollar General Corp.	440,281	7,070,913
Family Dollar Stores Inc.	212,972	6,246,469
Federated Department Stores Inc.	743,127	28,335,433
Gap Inc. (The)	748,081	14,587,580
Home Depot Inc.	2,879,754	115,650,921
Kohl’s Corp.(a)	461,010	31,546,914
Limited Brands Inc.	477,794	13,827,358
Lowe’s Companies Inc.	2,150,133	66,976,643
McDonald’s Corp.	1,740,086	77,138,012
Nordstrom Inc.	321,516	15,863,599
Office Depot Inc.(a)	395,177	15,083,906
OfficeMax Inc.	104,306	5,178,793
Penney (J.C.) Co. Inc.	316,093	24,452,954
RadioShack Corp.	191,536	3,213,974
Sears Holdings Corp.(a)	117,331	19,703,395
Staples Inc.	1,023,042	27,315,221
Starbucks Corp.(a)	1,064,627	37,709,088
Target Corp.	1,209,993	69,030,101
Tiffany & Co.	194,165	7,619,035
TJX Companies Inc.	634,069	18,083,648
Walgreen Co.	1,416,911	65,022,046
Wal-Mart Stores Inc.	3,468,998	160,198,328
Wendy’s International Inc.	134,109	4,437,667
Yum! Brands Inc.	375,497	22,079,224

		1,001,090,716
SAVINGS & LOANS—0.40%
Sovereign Bancorp Inc.	504,431	12,807,503
Washington Mutual Inc.	1,317,353	59,926,388

		72,733,891
SEMICONDUCTORS—2.45%
Advanced Micro Devices Inc.(a)	763,277	15,532,687
Altera Corp.(a)	505,801	9,954,164
Analog Devices Inc.	485,386	15,954,638
Applied Materials Inc.	1,957,023	36,107,074
Broadcom Corp. Class A(a)	660,562	21,342,758
Intel Corp.	8,133,587	164,705,137
KLA-Tencor Corp.	280,225	13,941,194
Linear Technology Corp.	424,911	12,883,302
LSI Logic Corp.(a)	563,948	5,075,532
Maxim Integrated Products Inc.	451,537	13,826,063
Micron Technology Inc.(a)	1,035,470	14,455,161
National Semiconductor Corp.	411,464	9,340,233
Novellus Systems Inc.(a)	173,026	5,955,555
NVIDIA Corp.(a)	496,393	18,371,505
PMC-Sierra Inc.(a)	295,765	1,984,583
QLogic Corp.(a)	223,681	4,903,088
Teradyne Inc.(a)	274,264	4,102,989
Texas Instruments Inc.	2,095,552	60,351,898
Xilinx Inc.	478,040	11,382,132

		440,169,693
SOFTWARE—3.87%
Adobe Systems Inc.(a)	816,052	33,556,058

Autodesk Inc.(a)	326,929	13,227,547
Automatic Data Processing Inc.	778,371	38,334,772
BMC Software Inc.(a)	288,227	9,280,909
CA Inc.	577,574	13,082,051
Citrix Systems Inc.(a)	259,218	7,011,847
Compuware Corp.(a)	509,226	4,241,853
Electronic Arts Inc.(a)	432,231	21,767,153
Fidelity National Information Services Inc.	229,637	9,206,147
First Data Corp.	1,077,954	27,509,386
Fiserv Inc.(a)	245,020	12,843,948
IMS Health Inc.	283,788	7,798,494
Intuit Inc.(a)	481,350	14,685,989
Microsoft Corp.	12,198,744	364,254,496
Novell Inc.(a)	475,170	2,946,054
Oracle Corp.(a)	5,645,835	96,769,612
Paychex Inc.	476,769	18,851,446

		695,367,762
TELECOMMUNICATIONS—6.18%
ADC Telecommunications Inc.(a)	164,135	2,384,882
Alltel Corp.	528,550	31,966,704
AT&T Inc.	5,420,456	193,781,302
Avaya Inc.(a)	642,918	8,987,994
BellSouth Corp.	2,571,872	121,160,890
CenturyTel Inc.	163,481	7,137,580
Ciena Corp.(a)	118,055	3,271,304
Cisco Systems Inc.(a)	8,564,674	234,072,539
Citizens Communications Co.	451,696	6,490,872
Comverse Technology Inc.(a)	284,679	6,009,574
Corning Inc.(a)	2,196,309	41,092,941
Embarq Corp.	209,944	11,034,657
JDS Uniphase Corp.(a)	297,867	4,962,465
Juniper Networks Inc.(a)	797,870	15,111,658
Motorola Inc.	3,413,148	70,174,323
QUALCOMM Inc.	2,327,359	87,950,897
Qwest Communications International Inc.(a)(b)	2,255,721	18,880,385
Sprint Nextel Corp.	4,086,592	77,195,723
Tellabs Inc.(a)	631,222	6,476,338
Verizon Communications Inc.	4,117,968	153,353,128
Windstream Corp.	668,347	9,503,894

		1,111,000,050
TEXTILES—0.04%
Cintas Corp.	192,579	7,647,312

		7,647,312
TOYS, GAMES & HOBBIES—0.10%
Hasbro Inc.	227,806	6,207,714
Mattel Inc.	531,815	12,050,928

		18,258,642
TRANSPORTATION—1.60%
Burlington Northern Santa Fe Corp.	507,832	37,483,080
CSX Corp.	616,575	21,228,677
FedEx Corp.	431,466	46,865,837
Norfolk Southern Corp.	561,582	28,241,959
Ryder System Inc.	87,143	4,449,522
Union Pacific Corp.	379,263	34,899,781
United Parcel Service Inc. Class B	1,514,795	113,579,329

		286,748,185

TOTAL COMMON STOCKS
(Cost: $16,038,271,280)		17,941,675,734

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.30%

CERTIFICATES OF DEPOSIT(c)—0.01%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$210,934	210,934
Washington Mutual Bank
5.33%, 03/19/07	753,337	753,337

		964,271
COMMERCIAL PAPER(c)—0.05%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(d)	316,736	312,205
Aspen Funding Corp.
5.26%, 02/21/07(d)	195,868	194,437
Beta Finance Inc.
5.27%, 01/25/07(d)	60,267	60,064
BNP Paribas Finance Inc.
5.12%, 06/06/07	105,467	103,145
CAFCO LLC
5.26%, 01/30/07(d)	150,667	150,051
Cantabric Finance LLC
5.25%-5.26%, 01/25/07-03/06/07(d)	361,602	358,982
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	355,575	351,211
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(d)	30,133	30,094
Curzon Funding LLC
5.24%, 02/27/07(d)	165,282	163,935
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	124,882	123,093
Eureka Securitization
5.26%, 02/09/07(d)	376,669	374,577
Five Finance Inc.
5.22%, 04/20/07(d)	138,614	136,443
General Electric Capital Corp.
5.12%, 06/04/07(d)	226,001	221,088
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(d)	494,189	489,414
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(d)	587,603	575,423
KKR Atlantic Funding Trust
5.32%, 01/03/07(d)	226,001	225,968
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(d)	991,681	985,733
Lockhart Funding LLC
5.28%, 02/09/07(d)	301,335	299,655
Nationwide Building Society
5.21%, 04/13/07(d)	286,268	282,084
Nestle Capital Corp.
5.19%, 08/09/07(d)	180,801	175,093
Norddeutsche Landesbank
5.27%, 02/15/07	286,268	284,426
Polonius Inc.
5.26%, 02/20/07(d)	85,218	84,607
Regency Markets No. 1 LLC
5.32%, 01/22/07(d)	100,143	99,847

Sedna Finance Inc.
5.22%, 04/17/07(d)	171,761	169,146
Societe Generale
5.18%, 05/16/07	753,337	738,812
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(d)	764,631	757,267
Thornburg Mortgage Capital Resources
5.28%, 01/17/07-03/12/07(d)	371,245	368,681
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	176,097	174,991

		8,290,472
MEDIUM-TERM NOTES(c)—0.00%
Bank of America N.A.
5.28%, 04/20/07	75,334	75,334
Cullinan Finance Corp.
5.71%, 06/28/07(d)	226,001	226,001
K2 USA LLC
5.39%, 06/04/07(d)	226,001	226,001
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	352,562	352,562

		879,898
MONEY MARKET FUNDS—0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	13,258,448	13,258,448

		13,258,448
REPURCHASE AGREEMENTS(c)—0.05%
Banc of America Securities LLC, 5.36%, due 1/2/07, maturity value $603,029 (collateralized by non-U.S. Government debt securities, value $621,459, 4.25% to 8.00%, 3/1/08 to 7/15/17).	$602,670	602,670
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $1,055,301 (collateralized by non-U.S. Government debt securities, value $1,160,832, 1.00% to 8.84%, 8/3/14 to 12/25/46).	1,054,672	1,054,672
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $452,272 (collateralized by U.S. Government obligations, value $461,320, 0.00% to 11.00%, 1/1/08 to 1/1/37).	452,002	452,002
BNP Securities Corp., 5.36%, due 1/2/07, maturity value $30,151 (collateralized by non-U.S. Government debt securities, value $31,676, 5.46%, 3/15/08).	30,133	30,133
Citigroup Global Markets Holdings Inc., 5.36%, due 1/2/07, maturity value $1,055,300 (collateralized by non-U.S. Government debt securities, value $1,108,671, 3.78% to 7.41%, 11/25/19 to 10/25/45).	1,054,672	1,054,672
Citigroup Global Markets Holdings Inc., 5.42%, due 1/2/07, maturity value $331,668 (collateralized by non-U.S. Government debt securities, value $369,732, 0.00% to 10.00%, 6/1/28 to 11/16/36).	331,468	331,468

Citigroup Global Markets Holdings Inc., 5.46%, due 1/2/07, maturity value $180,911 (collateralized by non-U.S. Government debt securities, value $201,673, 0.00% to 10.00%, 6/1/28 to 11/16/36).	180,801	180,801
Goldman Sachs & Co. Inc., 5.35%, due 1/2/07, maturity value $603,028 (collateralized by non-U.S. Government debt securities, value $627,090, 0.00% to 10.00%, 1/23/07 to 5/15/44).	602,670	602,670
Goldman Sachs Group Inc., 5.36%, due 1/2/07, maturity value $111,883 (collateralized by non-U.S. Government debt securities, value $116,311, 0.00% to 10.00%, 1/23/07 to 5/15/44).	111,816	111,816
Goldman Sachs Group Inc., 5.46%, due 1/2/07, maturity value $180,911 (collateralized by non-U.S. Government debt securities, value $188,129, 0.00% to 10.00%, 1/23/07 to 5/15/44).	180,801	180,801
Greenwich Capital Markets Inc., 5.46%, due 1/2/07, maturity value $150,758 (collateralized by non-U.S. Government debt securities, value $166,728, 5.58%, 1/8/36).	150,667	150,667
HSBC Securities Inc., 5.36%, due 1/2/07, maturity value $150,757 (collateralized by non-U.S. Government debt securities, value $158,397, 3.16% to 5.32%, 5/15/34 to 6/1/46).	150,667	150,667
JP Morgan Securities Inc., 5.41%, due 1/2/07, maturity value $75,379 (collateralized by non-U.S. Government debt securities, value $79,198, 5.75% to 8.75%, 10/1/08 to 9/15/25).	75,334	75,334
Lehman Brothers Holdings Inc., 5.36%, due 1/2/07, maturity value $603,029 (collateralized by non-U.S. Government debt securities, value $621,467, 3.34% to 8.75%, 6/15/07 to 12/1/66).	602,670	602,670
Lehman Brothers Holdings Inc., 5.44%, due 1/2/07, maturity value $226,138 (collateralized by non-U.S. Government debt securities, value $232,923, 5.50% to 8.88%, 4/15/11 to 12/1/66).	226,001	226,001
Merrill Lynch & Co. Inc., 5.36%, due 1/2/07, maturity value $603,029 (collateralized by non-U.S. Government debt securities, value $622,674, 0.00% to 10.13%, 6/15/07 to 9/1/26).	602,670	602,670
Merrill Lynch & Co. Inc., 5.44%, due 1/2/07, maturity value $301,517 (collateralized by non-U.S. Government debt securities, value $310,563, 4.37% to 7.75%, 3/3/08 to 12/1/25).	301,335	301,335
Morgan Stanley, 5.36%, due 1/2/07, maturity value $301,514 (collateralized by non-U.S. Government debt securities, value $313,907, 0.00% to 10.00%, 1/1/07 to 12/31/37).	301,335	301,335
Morgan Stanley, 5.51%, due 6/4/07, maturity value $215,938 (collateralized by non-U.S. Government debt securities, value $221,569, 0.00% to 10.00%, 1/1/07 to 12/31/37).(g)	210,934	210,934
Wachovia Capital, 5.38%, due 1/2/07, maturity value $964,848 (collateralized by non-U.S. Government debt securities, value $1,013,642, 3.86% to 8.17%, 8/15/13 to 10/17/44).	964,272	964,272

		8,187,590

TIME DEPOSITS(c)—0.00%
Bank of America N.A.
5.13%, 01/02/07	14,422	14,422

		14,422
VARIABLE & FLOATING RATE NOTES(c)—0.12%
Allstate Life Global Funding II
5.33%-5.43%, 11/02/07-01/25/08(d)	771,417	771,499
American Express Bank
5.32%, 02/28/07	301,335	301,334
American Express Centurion Bank
5.44%, 07/19/07	331,468	331,678
American Express Credit Corp.
5.45%, 07/05/07	90,400	90,431
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	37,702	37,702
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(d)	226,001	226,001
ASIF Global Financing
5.41%, 05/03/07(d)	30,133	30,139
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(d)	195,868	195,868
Bank of Ireland
5.33%-5.35%, 08/14/07-12/20/07(d)	436,936	436,947
Beta Finance Inc.
5.32%-5.41%, 04/25/07-07/25/07(d)	768,404	768,427
BMW US Capital LLC
5.35%, 01/15/08(d)	301,335	301,335
BNP Paribas
5.35%, 11/19/07(d)	557,470	557,470
Carlyle Loan Investment Ltd.
5.40%, 04/13/07-07/15/07(d)	219,974	219,974
CC USA Inc.
5.37%, 07/30/07(d)	150,667	150,679
Commodore CDO Ltd.
5.44%, 12/12/07(d)	75,334	75,334
Credit Agricole SA
5.34%, 11/23/07	301,335	301,335
Credit Suisse First Boston NY
5.38%, 04/24/07	150,667	150,670
Cullinan Finance Corp.
5.36%, 04/25/07(d)	75,334	75,334
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	43,531	43,531
DEPFA Bank PLC
5.40%, 09/14/07	301,335	301,335
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(d)	346,535	346,547
Eli Lilly Services Inc.
5.34%, 12/31/07(d)	201,141	201,141
Fifth Third Bancorp
5.33%, 12/21/07(d)	602,670	602,670
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(d)	195,868	195,853
General Electric Capital Corp.
5.31%-5.48%, 07/09/07-01/24/08(d)	316,402	316,447
Granite Master Issuer PLC
5.32%, 08/20/07(d)	1,054,672	1,054,672
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(d)	693,070	686,438

Hartford Life Global Funding Trust
5.37%-5.41%, 07/13/07-01/15/08	452,002	452,045
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	301,335	301,335
Holmes Financing PLC
5.32%, 07/16/07(d)	527,336	527,336
JPMorgan Chase & Co.
5.32%-5.45%, 07/27/07-08/02/07(g)	828,671	828,671
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	226,001	225,995
Kestrel Funding LLC
5.33%, 07/11/07(d)	120,534	120,527
Kommunalkredit Austria AG
5.35%, 01/09/08(d)	180,801	180,801
Leafs LLC
5.35%, 01/22/07-02/20/07(d)	313,879	313,879
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(d)	331,468	331,457
Lothian Mortgages Master Issuer PLC
5.32%, 04/24/07(d)	119,330	119,330
Marshall & Ilsley Bank
5.35%, 01/15/08	165,734	165,734
Master Funding LLC
5.38%, 04/25/07-05/25/07(d)	545,335	545,334
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	331,468	331,468
Metropolitan Life Global Funding I
5.36%, 02/08/07(d)	452,002	452,002
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(d)(g)	30,133	30,133
Mound Financing PLC
5.32%, 05/08/07(d)	283,255	283,255
Natexis Banques Populaires
5.35%-5.37%, 02/05/07-01/15/08(d)	1,084,806	1,084,797
National City Bank of Indiana
5.35%, 05/21/07	150,667	150,672
Nationwide Building Society
5.38%-5.49%, 02/08/07-10/26/07(d)	994,405	994,554
Newcastle Ltd.
5.37%, 04/24/07(d)	106,221	106,211
Northern Rock PLC
5.39%, 08/03/07(d)	361,602	361,607
Northlake CDO I
5.42%, 09/06/07(d)	90,400	90,400
Pricoa Global Funding I
5.34%, 11/27/07	406,802	406,802
Principal Life Global Funding I
5.80%, 02/08/07	135,601	135,665
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	436,936	436,930
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(d)	301,335	301,335
Strips III LLC
5.40%, 07/24/07(d)	65,228	65,228
SunTrust Bank
5.32%, 05/01/07	301,335	301,341
Tango Finance Corp.
5.30%-5.35%, 04/25/07-07/16/07(d)	735,257	735,220
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(d)	497,203	497,203
Wachovia Asset Securitization Inc.
5.34%, 01/25/07(d)	368,189	368,189

Wachovia Bank N.A.
5.36%, 05/22/07	602,670	602,670
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	226,001	226,083
Wells Fargo & Co.
5.36%, 11/15/07(d)	150,667	150,675
WhistleJacket Capital Ltd.
5.31%-5.35%, 04/18/07-06/13/07(d)	226,001	226,001
White Pine Finance LLC
5.31%-5.32%, 05/22/07-08/20/07(d)	904,005	903,890
Wind Master Trust
5.34%, 07/25/07(d)	120,534	120,534

		22,246,100

TOTAL SHORT-TERM INVESTMENTS
(Cost: $53,841,201)		53,841,201

TOTAL INVESTMENTS IN SECURITIES—100.08%
(Cost: $16,092,112,481)		17,995,516,935
Other Assets, Less Liabilities—(0.08)%		(13,964,337)

NET ASSETS—100.00%		$17,981,552,598

NVS -	Non-Voting Shares
(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 GROWTH INDEX FUND

December 31, 2006

Security	Shares	Value

COMMON STOCKS—99.87%

ADVERTISING—0.32%
Interpublic Group of Companies Inc.(a)	109,098	$1,335,360
Omnicom Group Inc.	119,229	12,464,200

		13,799,560
AEROSPACE & DEFENSE—2.65%
Boeing Co. (The)	287,239	25,518,313
General Dynamics Corp.	282,296	20,988,708
L-3 Communications Holdings Inc.	85,783	7,015,334
Lockheed Martin Corp.	113,134	10,416,247
Rockwell Collins Inc.	119,005	7,531,826
United Technologies Corp.	703,161	43,961,626

		115,432,054
AGRICULTURE—1.96%
Altria Group Inc.	740,420	63,542,844
Archer-Daniels-Midland Co.	280,967	8,979,705
Monsanto Co.	156,910	8,242,482
UST Inc.	80,805	4,702,851

		85,467,882
AIRLINES—0.08%
Southwest Airlines Co.	222,939	3,415,426

		3,415,426
APPAREL—0.67%
Coach Inc.(a)	254,439	10,930,699
Liz Claiborne Inc.	71,428	3,104,261
Nike Inc. Class B	132,928	13,163,860
VF Corp.	23,610	1,937,909

		29,136,729
BANKS—0.70%
Commerce Bancorp Inc.	129,173	4,555,932
Compass Bancshares Inc.	32,616	1,945,544
M&T Bank Corp.	26,872	3,282,684
Mellon Financial Corp.	111,285	4,690,663
Northern Trust Corp.	60,008	3,641,886
State Street Corp.	128,980	8,698,411
Synovus Financial Corp.	114,258	3,522,574

		30,337,694
BEVERAGES—3.41%
Anheuser-Busch Companies Inc.	537,285	26,434,422
Brown-Forman Corp. Class B	52,774	3,495,750
Coca-Cola Co. (The)	857,079	41,354,062
Constellation Brands Inc. Class A(a)	80,964	2,349,575
Pepsi Bottling Group Inc.	90,799	2,806,597
PepsiCo Inc.	1,152,490	72,088,250

		148,528,656

BIOTECHNOLOGY—2.14%
Amgen Inc.(a)	818,196	55,890,969
Biogen Idec Inc.(a)	122,225	6,012,248
Celgene Corp.(a)	258,948	14,897,278
Genzyme Corp.(a)	181,935	11,203,557
MedImmune Inc.(a)	90,011	2,913,656
Millipore Corp.(a)	37,126	2,472,592

		93,390,300
BUILDING MATERIALS—0.12%
American Standard Companies Inc.	118,157	5,417,498

		5,417,498
CHEMICALS—0.66%
Ecolab Inc.	123,863	5,598,608
Hercules Inc.(a)	29,846	576,326
International Flavors & Fragrances Inc.	51,294	2,521,613
Praxair Inc.	224,210	13,302,379
Sherwin-Williams Co. (The)	50,779	3,228,529
Sigma-Aldrich Corp.	45,897	3,567,115

		28,794,570
COAL—0.10%
CONSOL Energy Inc.	58,862	1,891,236
Peabody Energy Corp.	66,202	2,675,223

		4,566,459
COMMERCIAL SERVICES—0.78%
Apollo Group Inc. Class A(a)	96,822	3,773,153
Block (H & R) Inc.	223,015	5,138,266
Convergys Corp.(a)	52,806	1,255,727
Equifax Inc.	60,605	2,460,563
Monster Worldwide Inc.(a)	35,809	1,670,132
Moody’s Corp.	162,752	11,239,653
Robert Half International Inc.	62,742	2,328,983
Western Union Co.	269,016	6,031,339

		33,897,816
COMPUTERS—4.95%
Affiliated Computer Services Inc. Class A(a)	82,202	4,014,746
Apple Computer Inc.(a)	309,197	26,232,274
Cognizant Technology Solutions Corp.(a)	97,785	7,545,091
Dell Inc.(a)	1,591,490	39,930,484
EMC Corp.(a)	599,281	7,910,509
International Business Machines Corp.	1,057,945	102,779,357
Lexmark International Inc. Class A(a)	69,524	5,089,157
NCR Corp.(a)	59,651	2,550,677
Network Appliance Inc.(a)	258,336	10,147,438
SanDisk Corp.(a)	156,039	6,714,358
Sun Microsystems Inc.(a)	537,548	2,913,510

		215,827,601
COSMETICS & PERSONAL CARE—4.13%
Avon Products Inc.	307,384	10,155,967
Colgate-Palmolive Co.	359,193	23,433,751
Estee Lauder Companies Inc. (The) Class A	85,359	3,484,354
Procter & Gamble Co.	2,226,572	143,101,782

		180,175,854
DISTRIBUTION & WHOLESALE—0.03%
Grainger (W.W.) Inc.	20,028	1,400,758

		1,400,758

DIVERSIFIED FINANCIAL SERVICES—4.83%
American Express Co.	844,710	51,248,556
Ameriprise Financial Inc.	108,446	5,910,307
Capital One Financial Corp.	284,779	21,876,723
Chicago Mercantile Exchange Holdings Inc.	24,675	12,578,081
Countrywide Financial Corp.	432,648	18,365,908
E*TRADE Financial Corp.(a)	168,692	3,782,075
Federal Home Loan Mortgage Corp.	297,376	20,191,830
Federated Investors Inc. Class B	63,060	2,130,167
Franklin Resources Inc.	65,918	7,262,186
Goldman Sachs Group Inc. (The)	121,910	24,302,759
Janus Capital Group Inc.	61,404	1,325,712
Legg Mason Inc.	66,530	6,323,677
Lehman Brothers Holdings Inc.	135,053	10,550,340
Rowe (T.) Price Group Inc.	105,143	4,602,109
Schwab (Charles) Corp. (The)	328,051	6,344,506
SLM Corp.	284,552	13,877,601

		210,672,537
ELECTRIC—0.82%
AES Corp. (The)(a)	459,359	10,124,272
Allegheny Energy Inc.(a)	23,925	1,098,397
Constellation Energy Group Inc.	68,297	4,703,614
Edison International	115,434	5,249,938
Exelon Corp.	236,790	14,654,933

		35,831,154
ELECTRICAL COMPONENTS & EQUIPMENT—0.26%
American Power Conversion Corp.	59,153	1,809,490
Emerson Electric Co.	187,616	8,271,989
Molex Inc.	39,191	1,239,611

		11,321,090
ELECTRONICS—0.49%
Agilent Technologies Inc.(a)	79,439	2,768,449
Applera Corp.-Applied Biosystems Group	124,214	4,557,412
Jabil Circuit Inc.	127,737	3,135,943
Symbol Technologies Inc.	52,782	788,563
Tektronix Inc.	21,891	638,561
Thermo Fisher Scientific Inc.(a)	128,097	5,801,513
Waters Corp.(a)	71,255	3,489,357

		21,179,798
ENGINEERING & CONSTRUCTION—0.03%
Fluor Corp.	18,365	1,499,502

		1,499,502
ENTERTAINMENT—0.25%
International Game Technology Inc.	235,449	10,877,744

		10,877,744
FOOD—1.37%
Campbell Soup Co.	159,970	6,221,233
Dean Foods Co.(a)	49,599	2,097,046
General Mills Inc.	112,220	6,463,872
Hershey Co. (The)	118,779	5,915,194
Kellogg Co.	173,587	8,689,765
McCormick & Co. Inc. NVS	91,362	3,522,919
Sysco Corp.	430,091	15,810,145
Whole Foods Market Inc.	64,667	3,034,822
Wrigley (William Jr.) Co.	151,981	7,860,457

		59,615,453

HAND & MACHINE TOOLS—0.09%
Black & Decker Corp.	47,228	3,776,823

		3,776,823
HEALTH CARE - PRODUCTS—6.30%
Bard (C.R.) Inc.	71,798	5,957,080
Baxter International Inc.	456,339	21,169,566
Becton, Dickinson & Co.	171,119	12,003,998
Biomet Inc.	169,572	6,998,236
Boston Scientific Corp.(a)	819,011	14,070,609
Johnson & Johnson	2,037,148	134,492,511
Medtronic Inc.	806,650	43,163,842
Patterson Companies Inc.(a)	96,747	3,435,486
St. Jude Medical Inc.(a)	244,554	8,940,894
Stryker Corp.	205,903	11,347,314
Zimmer Holdings Inc.(a)	168,451	13,203,189

		274,782,725
HEALTH CARE - SERVICES—2.15%
Coventry Health Care Inc.(a)	110,045	5,507,752
Health Management Associates Inc. Class A	166,916	3,523,597
Humana Inc.(a)	114,555	6,336,037
Laboratory Corp. of America Holdings(a)	86,846	6,380,576
Manor Care Inc.	42,435	1,991,050
Quest Diagnostics Inc.	112,409	5,957,677
UnitedHealth Group Inc.	944,159	50,729,663
WellPoint Inc.(a)	171,975	13,532,713

		93,959,065
HOME BUILDERS—0.36%
Centex Corp.	54,901	3,089,279
Horton (D.R.) Inc.	188,702	4,998,716
KB Home	29,503	1,512,914
Lennar Corp. Class A	63,152	3,312,954
Pulte Homes Inc.	83,891	2,778,470

		15,692,333
HOME FURNISHINGS—0.10%
Harman International Industries Inc.	45,164	4,512,335

		4,512,335
HOUSEHOLD PRODUCTS & WARES—0.60%
Avery Dennison Corp.	27,956	1,899,051
Clorox Co. (The)	104,889	6,728,629
Fortune Brands Inc.	66,002	5,635,911
Kimberly-Clark Corp.	177,931	12,090,411

		26,354,002
INSURANCE—4.43%
AFLAC Inc.	229,177	10,542,142
Ambac Financial Group Inc.	73,483	6,545,131
American International Group Inc.	1,826,467	130,884,625
CIGNA Corp.	38,340	5,044,394
MBIA Inc.	54,485	3,980,674
MetLife Inc.	227,099	13,401,112
MGIC Investment Corp.	41,389	2,588,468
Principal Financial Group Inc.	76,595	4,496,127
Progressive Corp. (The)	535,901	12,979,522
Torchmark Corp.	40,049	2,553,524

		193,015,719

INTERNET—3.23%
Amazon.com Inc.(a)	218,044	8,604,016
eBay Inc.(a)	815,253	24,514,658
Google Inc. Class A(a)	150,410	69,260,797
Symantec Corp.(a)	675,809	14,090,618
VeriSign Inc.(a)	100,587	2,419,117
Yahoo! Inc.(a)	862,638	22,031,775

		140,920,981
IRON & STEEL—0.31%
Allegheny Technologies Inc.	21,029	1,906,910
Nucor Corp.	209,334	11,442,196

		13,349,106
LEISURE TIME—0.51%
Carnival Corp.	193,591	9,495,639
Harley-Davidson Inc.	181,964	12,823,003

		22,318,642
LODGING—0.53%
Harrah’s Entertainment Inc.	83,803	6,932,184
Hilton Hotels Corp.	155,386	5,422,971
Marriott International Inc. Class A	130,996	6,251,129
Starwood Hotels & Resorts Worldwide Inc.	72,665	4,541,563

		23,147,847
MACHINERY—0.63%
Caterpillar Inc.	248,932	15,267,000
Deere & Co.	71,256	6,774,308
Rockwell Automation Inc.	51,295	3,133,099
Terex Corp.(a)	33,587	2,169,049

		27,343,456
MANUFACTURING—3.81%
Cooper Industries Ltd.	23,641	2,137,856
Danaher Corp.	164,206	11,895,083
Dover Corp.	43,804	2,147,272
General Electric Co.	2,906,271	108,142,344
Illinois Tool Works Inc.	143,837	6,643,831
ITT Industries Inc.	128,171	7,282,676
Pall Corp.	44,137	1,524,933
3M Co.	339,694	26,472,353

		166,246,348
MEDIA—2.15%
Clear Channel Communications Inc.	183,583	6,524,540
Comcast Corp. Class A(a)	464,377	19,657,078
DIRECTV Group Inc. (The)(a)	192,378	4,797,907
McGraw-Hill Companies Inc. (The)	246,503	16,767,134
Meredith Corp.	14,667	826,485
News Corp. Class A	550,920	11,833,762
Scripps (E.W.) Co. Class A	32,870	1,641,528
Univision Communications Inc. Class A(a)	109,408	3,875,231
Viacom Inc. Class B(a)	177,361	7,277,122
Walt Disney Co. (The)	605,986	20,767,140

		93,967,927
MINING—0.52%
Newmont Mining Corp.	312,937	14,129,106
Phelps Dodge Corp.	50,172	6,006,592
Vulcan Materials Co.	29,799	2,678,036

		22,813,734

OFFICE & BUSINESS EQUIPMENT—0.16%
Pitney Bowes Inc.	152,288	7,034,183

		7,034,183
OIL & GAS—11.85%
Anadarko Petroleum Corp.	319,687	13,912,778
Apache Corp.	229,242	15,246,885
Chesapeake Energy Corp.	287,010	8,337,641
Chevron Corp.	801,236	58,914,883
Devon Energy Corp.	308,522	20,695,656
EOG Resources Inc.	168,765	10,539,374
Exxon Mobil Corp.	4,101,051	314,263,538
Murphy Oil Corp.	128,282	6,523,140
Nabors Industries Ltd.(a)	219,312	6,531,111
Noble Corp.	93,205	7,097,561
Occidental Petroleum Corp.	394,606	19,268,611
Sunoco Inc.	47,592	2,967,837
Transocean Inc.(a)	90,434	7,315,206
Valero Energy Corp.	257,234	13,160,091
XTO Energy Inc.	253,802	11,941,384

		516,715,696
OIL & GAS SERVICES—1.63%
Baker Hughes Inc.	133,120	9,938,739
BJ Services Co.	207,255	6,076,717
Halliburton Co.	390,640	12,129,372
National Oilwell Varco Inc.(a)	120,823	7,391,951
Schlumberger Ltd.	378,654	23,915,787
Smith International Inc.	136,202	5,593,816
Weatherford International Ltd.(a)	142,044	5,936,019

		70,982,401
PACKAGING & CONTAINERS—0.18%
Ball Corp.	72,593	3,165,055
Pactiv Corp.(a)	88,634	3,163,347
Sealed Air Corp.	25,545	1,658,381

		7,986,783
PHARMACEUTICALS—6.43%
Abbott Laboratories	611,309	29,776,861
Allergan Inc.	106,722	12,778,892
Barr Pharmaceuticals Inc.(a)	74,007	3,709,231
Cardinal Health Inc.	282,289	18,187,880
Caremark Rx Inc.	296,267	16,919,808
Express Scripts Inc.(a)	95,533	6,840,163
Forest Laboratories Inc.(a)	220,574	11,161,044
Gilead Sciences Inc.(a)	320,789	20,828,830
Hospira Inc.(a)	109,292	3,670,025
King Pharmaceuticals Inc.(a)	136,656	2,175,564
Lilly (Eli) & Co.	338,822	17,652,626
Mylan Laboratories Inc.	146,745	2,929,030
Pfizer Inc.	2,850,548	73,829,193
Schering-Plough Corp.	442,208	10,453,797
Watson Pharmaceuticals Inc.(a)	52,001	1,353,586
Wyeth	944,020	48,069,498

		280,336,028
PIPELINES—0.25%
Questar Corp.	58,412	4,851,117
Spectra Energy Corp.	92,586	2,569,262
Williams Companies Inc.	127,790	3,337,875

		10,758,254

REAL ESTATE—0.05%
CB Richard Ellis Group Inc. Class A(a)	71,325	2,367,990

		2,367,990
REAL ESTATE INVESTMENT TRUSTS—0.24%
Kimco Realty Corp.	48,601	2,184,615
Public Storage Inc.	36,301	3,539,348
Vornado Realty Trust	38,318	4,655,637

		10,379,600
RETAIL—8.70%
AutoZone Inc.(a)	36,683	4,239,088
Bed Bath & Beyond Inc.(a)	195,857	7,462,152
Best Buy Co. Inc.	282,149	13,878,909
Big Lots Inc.(a)	25,579	586,271
CVS Corp.	324,051	10,016,416
Darden Restaurants Inc.	101,127	4,062,272
Dollar General Corp.	139,904	2,246,858
Family Dollar Stores Inc.	59,595	1,747,921
Gap Inc. (The)	199,194	3,884,283
Home Depot Inc.	1,432,391	57,524,823
Kohl’s Corp.(a)	227,566	15,572,341
Lowe’s Companies Inc.	1,065,648	33,194,935
McDonald’s Corp.	474,537	21,036,225
Nordstrom Inc.	96,164	4,744,732
Office Depot Inc.(a)	114,709	4,378,443
RadioShack Corp.	94,188	1,580,475
Staples Inc.	501,583	13,392,266
Starbucks Corp.(a)	527,106	18,670,095
Target Corp.	416,468	23,759,499
Tiffany & Co.	95,686	3,754,719
TJX Companies Inc.	314,004	8,955,394
Walgreen Co.	702,024	32,215,881
Wal-Mart Stores Inc.	1,726,284	79,719,795
Wendy’s International Inc.	44,329	1,466,847
Yum! Brands Inc.	187,856	11,045,933

		379,136,573
SAVINGS & LOANS—0.05%
Sovereign Bancorp Inc.	81,605	2,071,951

		2,071,951
SEMICONDUCTORS—2.43%
Altera Corp.(a)	155,043	3,051,246
Analog Devices Inc.	111,938	3,679,402
Applied Materials Inc.	361,324	6,666,428
Broadcom Corp. Class A(a)	178,975	5,782,682
Intel Corp.	1,840,315	37,266,379
KLA-Tencor Corp.	136,497	6,790,726
Linear Technology Corp.	139,863	4,240,646
LSI Logic Corp.(a)	92,361	831,249
Maxim Integrated Products Inc.	153,841	4,710,611
National Semiconductor Corp.	195,342	4,434,263
Novellus Systems Inc.(a)	35,460	1,220,533
NVIDIA Corp.(a)	245,349	9,080,367
PMC-Sierra Inc.(a)	59,588	399,836
QLogic Corp.(a)	109,999	2,411,178
Texas Instruments Inc.	429,450	12,368,160
Xilinx Inc.	123,650	2,944,107

		105,877,813
SOFTWARE—5.84%
Adobe Systems Inc.(a)	406,089	16,698,380
Autodesk Inc.(a)	160,733	6,503,257

Automatic Data Processing Inc.	383,592	18,891,906
BMC Software Inc.(a)	52,385	1,686,797
CA Inc.	82,191	1,861,626
Citrix Systems Inc.(a)	127,116	3,438,488
Electronic Arts Inc.(a)	213,737	10,763,795
Fidelity National Information Services Inc.	113,103	4,534,299
First Data Corp.	531,987	13,576,308
Fiserv Inc.(a)	120,776	6,331,078
IMS Health Inc.	140,264	3,854,455
Intuit Inc.(a)	239,694	7,313,064
Microsoft Corp.	3,415,497	101,986,740
Oracle Corp.(a)	2,804,882	48,075,678
Paychex Inc.	234,745	9,281,817

		254,797,688
TELECOMMUNICATIONS—3.97%
Avaya Inc.(a)	50,793	710,086
Ciena Corp.(a)	18,557	514,214
Cisco Systems Inc.(a)	4,265,977	116,589,151
Comverse Technology Inc.(a)	61,345	1,294,993
Corning Inc.(a)	326,689	6,112,351
JDS Uniphase Corp.(a)	52,025	866,737
Juniper Networks Inc.(a)	173,675	3,289,405
QUALCOMM Inc.	1,158,034	43,762,105

		173,139,042
TEXTILES—0.09%
Cintas Corp.	94,603	3,756,685

		3,756,685
TOYS, GAMES & HOBBIES—0.06%
Mattel Inc.	112,827	2,556,660

		2,556,660
TRANSPORTATION—1.47%
Burlington Northern Santa Fe Corp.	106,175	7,836,777
FedEx Corp.	136,479	14,824,349
Norfolk Southern Corp.	96,892	4,872,699
United Parcel Service Inc. Class B	488,663	36,639,952

		64,173,777

TOTAL COMMON STOCKS
(Cost: $3,997,615,027)		4,354,858,302

Security	Shares	Value
SHORT-TERM INVESTMENTS—0.09%

MONEY MARKET FUNDS—0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(b)(c)	$3,870,026	3,870,026

		3,870,026

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,870,026)		3,870,026

TOTAL INVESTMENTS IN SECURITIES—99.96%
(Cost: $4,001,485,053)		4,358,728,328
Other Assets, Less Liabilities—0.04%		1,563,198

NET ASSETS—100.00%		$4,360,291,526

NVS -	Non-Voting Shares
(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 VALUE INDEX FUND

December 31, 2006

Security	Shares	Value

COMMON STOCKS—99.80%

ADVERTISING—0.06%
Interpublic Group of Companies Inc.(a)	219,318	$2,684,452

		2,684,452
AEROSPACE & DEFENSE—1.59%
Boeing Co. (The)	264,150	23,467,086
Goodrich Corp.	77,895	3,548,117
Lockheed Martin Corp.	134,602	12,392,806
Northrop Grumman Corp.	241,093	16,321,996
Raytheon Co.	310,277	16,382,626

		72,112,631
AGRICULTURE—1.97%
Altria Group Inc.	722,958	62,044,256
Archer-Daniels-Midland Co.	177,256	5,665,102
Monsanto Co.	220,831	11,600,252
Reynolds American Inc.	120,834	7,911,002
UST Inc.	31,246	1,818,517

		89,039,129
AIRLINES—0.12%
Southwest Airlines Co.	342,043	5,240,099

		5,240,099
APPAREL—0.13%
Jones Apparel Group Inc.	80,684	2,697,266
VF Corp.	38,283	3,142,269

		5,839,535
AUTO MANUFACTURERS—0.74%
Ford Motor Co.	1,326,997	9,965,747
General Motors Corp.	396,242	12,172,554
PACCAR Inc.	174,005	11,292,925

		33,431,226
AUTO PARTS & EQUIPMENT—0.31%
Goodyear Tire & Rubber Co. (The)(a)	103,730	2,177,293
Johnson Controls Inc.	137,181	11,786,592

		13,963,885
BANKS—12.40%
Bank of America Corp.	3,108,544	165,965,164
Bank of New York Co. Inc. (The)	532,269	20,955,431
BB&T Corp.	377,463	16,581,950
Comerica Inc.	112,359	6,593,226
Compass Bancshares Inc.	57,262	3,415,678
Fifth Third Bancorp	376,963	15,429,096
First Horizon National Corp.	89,678	3,746,747
Huntington Bancshares Inc.	170,320	4,045,100

KeyCorp	281,671	10,711,948
M&T Bank Corp.	30,237	3,693,752
Marshall & Ilsley Corp.	168,616	8,112,116
Mellon Financial Corp.	180,087	7,590,667
National City Corp.	440,858	16,117,769
Northern Trust Corp.	76,966	4,671,067
PNC Financial Services Group	205,221	15,194,563
Regions Financial Corp.	508,226	19,007,652
State Street Corp.	110,137	7,427,639
SunTrust Banks Inc.	246,675	20,831,704
Synovus Financial Corp.	117,227	3,614,108
U.S. Bancorp	1,219,875	44,147,276
Wachovia Corp.	1,320,829	75,221,212
Wells Fargo & Co.	2,339,020	83,175,551
Zions Bancorporation	69,348	5,717,049

		561,966,465
BEVERAGES—0.79%
Coca-Cola Co. (The)	567,153	27,365,132
Coca-Cola Enterprises Inc.	198,964	4,062,845
Constellation Brands Inc. Class A(a)	64,856	1,882,121
Molson Coors Brewing Co. Class B	33,604	2,568,690

		35,878,788
BIOTECHNOLOGY—0.18%
Biogen Idec Inc.(a)	112,570	5,537,318
MedImmune Inc.(a)	75,807	2,453,873

		7,991,191
BUILDING MATERIALS—0.18%
Masco Corp.	277,707	8,295,108

		8,295,108
CHEMICALS—1.99%
Air Products & Chemicals Inc.	154,440	10,854,043
Ashland Inc.	41,668	2,882,592
Dow Chemical Co. (The)	664,304	26,532,302
Du Pont (E.I.) de Nemours and Co.	639,172	31,134,068
Eastman Chemical Co.	59,420	3,524,200
Hercules Inc.(a)	47,868	924,331
PPG Industries Inc.	116,536	7,482,777
Rohm & Haas Co.	101,095	5,167,976
Sherwin-Williams Co. (The)	27,110	1,723,654

		90,225,943
COAL—0.17%
CONSOL Energy Inc.	75,008	2,410,007
Peabody Energy Corp.	127,500	5,152,275

		7,562,282
COMMERCIAL SERVICES—0.64%
Convergys Corp.(a)	42,370	1,007,559
Donnelley (R.R.) & Sons Co.	154,078	5,475,932
Equifax Inc.	26,085	1,059,051
McKesson Corp.	207,616	10,526,131
Monster Worldwide Inc.(a)	52,922	2,468,282
Robert Half International Inc.	62,830	2,332,250
Western Union Co.	264,004	5,918,970

		28,788,175
COMPUTERS—3.23%
Apple Computer Inc.(a)	284,067	24,100,244
Computer Sciences Corp.(a)	121,545	6,486,857

Electronic Data Systems Corp.	363,099	10,003,377
EMC Corp.(a)	964,705	12,734,106
Hewlett-Packard Co.	1,897,984	78,177,961
NCR Corp.(a)	63,907	2,732,663
Sun Microsystems Inc.(a)	1,901,003	10,303,436
Unisys Corp.(a)	258,194	2,024,241

		146,562,885
DISTRIBUTION & WHOLESALE—0.18%
Genuine Parts Co.	120,982	5,738,176
Grainger (W.W.) Inc.	34,451	2,409,503

		8,147,679
DIVERSIFIED FINANCIAL SERVICES—12.75%
Ameriprise Financial Inc.	68,110	3,711,995
Bear Stearns Companies Inc. (The)	82,032	13,353,169
CIT Group Inc.	139,886	7,801,442
Citigroup Inc.	3,401,087	189,440,546
E*TRADE Financial Corp.(a)	129,801	2,910,138
Federal Home Loan Mortgage Corp.	186,241	12,645,764
Federal National Mortgage Association	669,952	39,788,449
Franklin Resources Inc.	53,206	5,861,705
Goldman Sachs Group Inc. (The)	174,507	34,787,970
Janus Capital Group Inc.	75,521	1,630,498
JPMorgan Chase & Co.	2,402,281	116,030,172
Legg Mason Inc.	25,044	2,380,432
Lehman Brothers Holdings Inc.	240,229	18,766,690
Merrill Lynch & Co. Inc.	613,001	57,070,393
Morgan Stanley	733,937	59,764,490
Rowe (T.) Price Group Inc.	85,527	3,743,517
Schwab (Charles) Corp. (The)	401,885	7,772,456

		577,459,826
ELECTRIC—5.58%
Allegheny Energy Inc.(a)	90,091	4,136,078
Ameren Corp.	145,399	7,812,288
American Electric Power Co. Inc.	277,035	11,796,150
CenterPoint Energy Inc.	225,309	3,735,623
CMS Energy Corp.(a)	162,738	2,717,725
Consolidated Edison Inc.	180,665	8,684,567
Constellation Energy Group Inc.	56,909	3,919,323
Dominion Resources Inc.	246,418	20,659,685
DTE Energy Co.	126,133	6,106,099
Duke Energy Corp.	872,945	28,990,503
Dynegy Inc. Class A(a)	287,299	2,080,045
Edison International	111,400	5,066,472
Entergy Corp.	144,659	13,354,919
Exelon Corp.	230,390	14,258,837
FirstEnergy Corp.	223,184	13,457,995
FPL Group Inc.	282,287	15,362,059
PG&E Corp.	244,328	11,564,044
Pinnacle West Capital Corp.	71,978	3,648,565
PPL Corp.	268,017	9,605,729
Progress Energy Inc.	178,814	8,776,191
Public Service Enterprise Group Inc.	176,623	11,724,235
Southern Co. (The)	517,654	19,080,726
TECO Energy Inc.	153,197	2,639,584
TXU Corp.	310,663	16,841,041
Xcel Energy Inc.	287,750	6,635,515

		252,653,998
ELECTRICAL COMPONENTS & EQUIPMENT—0.45%
American Power Conversion Corp.	65,853	2,014,443

Emerson Electric Co.	369,698	16,299,985
Molex Inc.	65,886	2,083,974

		20,398,402
ELECTRONICS—0.51%
Agilent Technologies Inc.(a)	206,352	7,191,367
PerkinElmer Inc.	91,705	2,038,602
Sanmina-SCI Corp.(a)	409,313	1,412,130
Solectron Corp.(a)	676,800	2,179,296
Symbol Technologies Inc.	122,681	1,832,854
Tektronix Inc.	40,806	1,190,311
Thermo Fisher Scientific Inc.(a)	155,614	7,047,758

		22,892,318
ENGINEERING & CONSTRUCTION—0.08%
Fluor Corp.	42,581	3,476,739

		3,476,739
ENVIRONMENTAL CONTROL—0.34%
Allied Waste Industries Inc.(a)	187,310	2,302,040
Waste Management Inc.	359,836	13,231,170

		15,533,210
FOOD—1.52%
ConAgra Foods Inc.	357,928	9,664,056
Dean Foods Co.(a)	43,237	1,828,060
General Mills Inc.	126,331	7,276,666
Heinz (H.J.) Co.	219,506	9,879,965
Kroger Co.	479,922	11,071,801
Safeway Inc.	310,862	10,743,391
Sara Lee Corp.	494,240	8,416,907
SUPERVALU Inc.	146,490	5,237,018
Tyson Foods Inc. Class A	183,153	3,012,867
Whole Foods Market Inc.	34,327	1,610,966

		68,741,697
FOREST PRODUCTS & PAPER—0.74%
International Paper Co.	318,965	10,876,707
MeadWestvaco Corp.	112,684	3,387,281
Plum Creek Timber Co. Inc.	112,749	4,493,048
Temple-Inland Inc.	65,659	3,022,284
Weyerhaeuser Co.	165,691	11,706,069

		33,485,389
GAS—0.51%
KeySpan Corp.	124,812	5,139,758
Nicor Inc.	33,815	1,582,542
NiSource Inc.	194,935	4,697,934
Peoples Energy Corp.	29,711	1,324,219
Sempra Energy	183,956	10,308,894

		23,053,347
HAND & MACHINE TOOLS—0.11%
Snap-On Inc.	43,491	2,071,911
Stanley Works (The)	59,232	2,978,777

		5,050,688
HEALTH CARE - PRODUCTS—0.03%
Bausch & Lomb Inc.	29,958	1,559,613

		1,559,613
HEALTH CARE - SERVICES—0.85%
Aetna Inc.	352,483	15,220,216

Manor Care Inc.	8,669	406,749
Tenet Healthcare Corp.(a)	347,558	2,422,479
WellPoint Inc.(a)	259,180	20,394,874

		38,444,318
HOME BUILDERS—0.15%
Centex Corp.	27,593	1,552,658
KB Home	27,366	1,403,328
Lennar Corp. Class A	32,733	1,717,173
Pulte Homes Inc.	63,005	2,086,726

		6,759,885
HOME FURNISHINGS—0.10%
Whirlpool Corp.	56,016	4,650,448

		4,650,448
HOUSEHOLD PRODUCTS & WARES—0.34%
Avery Dennison Corp.	37,426	2,542,348
Fortune Brands Inc.	39,482	3,371,368
Kimberly-Clark Corp.	141,659	9,625,729

		15,539,445
HOUSEWARES—0.13%
Newell Rubbermaid Inc.	196,836	5,698,402

		5,698,402
INSURANCE—5.55%
ACE Ltd.	227,609	13,786,277
AFLAC Inc.	116,109	5,341,014
Allstate Corp. (The)	434,473	28,288,537
Aon Corp.	218,304	7,714,863
Chubb Corp.	287,558	15,214,694
CIGNA Corp.	33,043	4,347,468
Cincinnati Financial Corp.	111,481	5,051,204
Genworth Financial Inc. Class A	310,807	10,632,707
Hartford Financial Services Group Inc. (The)	220,822	20,604,901
Lincoln National Corp.	200,854	13,336,706
Loews Corp.	319,601	13,253,853
Marsh & McLennan Companies Inc.	369,003	11,313,632
MBIA Inc.	39,335	2,873,815
MetLife Inc.	302,209	17,833,353
MGIC Investment Corp.	16,319	1,020,590
Principal Financial Group Inc.	110,743	6,500,614
Prudential Financial Inc.	326,058	27,995,340
SAFECO Corp.	75,106	4,697,880
St. Paul Travelers Companies Inc.	479,977	25,769,965
Torchmark Corp.	28,091	1,791,082
UnumProvident Corp.	244,181	5,074,081
XL Capital Ltd. Class A	126,954	9,143,227

		251,585,803
INTERNET—0.15%
IAC/InterActiveCorp(a)	144,127	5,355,759
VeriSign Inc.(a)	68,835	1,655,482

		7,011,241
IRON & STEEL—0.23%
Allegheny Technologies Inc.	49,749	4,511,239
United States Steel Corp.	83,953	6,140,322

		10,651,561
LEISURE TIME—0.24%
Brunswick Corp.	68,163	2,174,400

Carnival Corp.	116,946	5,736,201
Sabre Holdings Corp.	96,192	3,067,563

		10,978,164
LODGING—0.47%
Harrah’s Entertainment Inc.	46,825	3,873,364
Hilton Hotels Corp.	113,870	3,974,063
Marriott International Inc. Class A	103,145	4,922,079
Starwood Hotels & Resorts Worldwide Inc.	74,555	4,659,688
Wyndham Worldwide Corp.(a)	125,441	4,016,621

		21,445,815
MACHINERY—0.72%
Caterpillar Inc.	204,877	12,565,106
Cummins Inc.	37,520	4,434,114
Deere & Co.	89,474	8,506,293
Rockwell Automation Inc.	75,388	4,604,699
Terex Corp.(a)	37,469	2,419,748

		32,529,960
MANUFACTURING—6.55%
Cooper Industries Ltd.	39,357	3,559,054
Dover Corp.	97,606	4,784,646
Eastman Kodak Co.	204,366	5,272,643
Eaton Corp.	105,009	7,890,376
General Electric Co.	4,281,364	159,309,554
Honeywell International Inc.	568,050	25,698,582
Illinois Tool Works Inc.	148,213	6,845,958
Ingersoll-Rand Co. Class A	215,814	8,444,802
Leggett & Platt Inc.	130,091	3,109,175
Pall Corp.	46,516	1,607,128
Parker Hannifin Corp.	83,406	6,412,253
Textron Inc.	88,338	8,283,454
3M Co.	175,054	13,641,958
Tyco International Ltd.	1,380,395	41,964,008

		296,823,591
MEDIA—4.82%
CBS Corp. Class B	528,441	16,476,790
Clear Channel Communications Inc.	160,031	5,687,502
Comcast Corp. Class A(a)	982,243	41,578,346
DIRECTV Group Inc. (The)(a)	357,775	8,922,909
Dow Jones & Co. Inc.	34,955	1,328,290
Gannett Co. Inc.	155,869	9,423,840
Meredith Corp.	13,348	752,160
New York Times Co. Class A(b)	83,609	2,036,715
News Corp. Class A	1,075,290	23,097,229
Scripps (E.W.) Co. Class A	26,976	1,347,181
Time Warner Inc.	2,753,551	59,972,341
Tribune Co.	136,548	4,202,947
Univision Communications Inc. Class A(a)	65,905	2,334,355
Viacom Inc. Class B(a)	308,448	12,655,622
Walt Disney Co. (The)	834,009	28,581,488

		218,397,715
MINING—0.87%
Alcoa Inc.	604,562	18,142,906
Freeport-McMoRan Copper & Gold Inc.	129,426	7,212,911
Phelps Dodge Corp.	91,502	10,954,619
Vulcan Materials Co.	36,618	3,290,860

		39,601,296

OFFICE & BUSINESS EQUIPMENT—0.25%
Xerox Corp.(a)	676,195	11,461,505

		11,461,505
OIL & GAS—4.41%
Chevron Corp.	725,690	53,359,986
ConocoPhillips	1,140,275	82,042,786
Hess Corp.	179,715	8,908,473
Marathon Oil Corp.	244,674	22,632,345
Occidental Petroleum Corp.	217,460	10,618,572
Rowan Companies Inc.	65,209	2,164,939
Sunoco Inc.	38,000	2,369,680
Transocean Inc.(a)	113,017	9,141,945
Valero Energy Corp.	164,159	8,398,374

		199,637,100
OIL & GAS SERVICES—1.07%
Baker Hughes Inc.	90,332	6,744,187
Halliburton Co.	310,572	9,643,261
Schlumberger Ltd.	442,286	27,934,784
Weatherford International Ltd.(a)	94,924	3,966,874

		48,289,106
PACKAGING & CONTAINERS—0.10%
Bemis Co. Inc.	76,792	2,609,392
Sealed Air Corp.	30,190	1,959,935

		4,569,327
PHARMACEUTICALS—5.05%
Abbott Laboratories	459,787	22,396,225
AmerisourceBergen Corp.	124,381	5,592,170
Bristol-Myers Squibb Co.	1,348,631	35,495,968
King Pharmaceuticals Inc.(a)	31,462	500,875
Lilly (Eli) & Co.	347,120	18,084,952
Medco Health Solutions Inc.(a)	195,950	10,471,568
Merck & Co. Inc.	1,498,507	65,334,905
Pfizer Inc.	2,187,051	56,644,621
Schering-Plough Corp.	589,302	13,931,099
Watson Pharmaceuticals Inc.(a)	18,416	479,368

		228,931,751
PIPELINES—0.50%
El Paso Corp.	497,593	7,603,221
Kinder Morgan Inc.	70,592	7,465,104
Williams Companies Inc.	285,967	7,469,458

		22,537,783
REAL ESTATE—0.13%
CB Richard Ellis Group Inc. Class A(a)	56,929	1,890,043
Realogy Corp.(a)	135,757	4,116,152

		6,006,195
REAL ESTATE INVESTMENT TRUSTS—1.88%
Apartment Investment & Management Co. Class A	69,420	3,888,908
Archstone-Smith Trust	153,618	8,942,104
Boston Properties Inc.	77,396	8,659,064
Equity Office Properties Trust	246,176	11,858,298
Equity Residential	204,947	10,401,060
Kimco Realty Corp.	108,012	4,855,139
ProLogis	164,891	10,020,426
Public Storage Inc.	52,395	5,108,513
Simon Property Group Inc.	149,344	15,127,054
Vornado Realty Trust	51,310	6,234,165

		85,094,731

RETAIL—2.60%
AutoNation Inc.(a)	110,537	2,356,649
Big Lots Inc.(a)	49,468	1,133,807
Circuit City Stores Inc.	105,964	2,011,197
Costco Wholesale Corp.	319,723	16,903,755
CVS Corp.	249,869	7,723,451
Dillard’s Inc. Class A	46,325	1,619,985
Dollar General Corp.	85,448	1,372,295
Family Dollar Stores Inc.	48,119	1,411,330
Federated Department Stores Inc.	367,076	13,996,608
Gap Inc. (The)	166,523	3,247,199
Limited Brands Inc.	241,474	6,988,258
McDonald’s Corp.	388,277	17,212,319
Nordstrom Inc.	63,108	3,113,749
Office Depot Inc.(a)	90,342	3,448,354
OfficeMax Inc.	54,438	2,702,847
Penney (J.C.) Co. Inc.	157,452	12,180,487
Sears Holdings Corp.(a)	55,231	9,274,942
Target Corp.	183,520	10,469,816
Wendy’s International Inc.	21,463	710,211

		117,877,259
SAVINGS & LOANS—0.75%
Sovereign Bancorp Inc.	167,373	4,249,601
Washington Mutual Inc.	656,997	29,886,794

		34,136,395
SEMICONDUCTORS—2.48%
Advanced Micro Devices Inc.(a)	386,258	7,860,350
Altera Corp.(a)	106,395	2,093,854
Analog Devices Inc.	125,497	4,125,086
Applied Materials Inc.	604,106	11,145,756
Broadcom Corp. Class A(a)	147,121	4,753,480
Intel Corp.	2,181,616	44,177,724
Linear Technology Corp.	67,946	2,060,123
LSI Logic Corp.(a)	195,729	1,761,561
Maxim Integrated Products Inc.	69,598	2,131,091
Micron Technology Inc.(a)	532,842	7,438,474
Novellus Systems Inc.(a)	53,064	1,826,463
PMC-Sierra Inc.(a)	95,791	642,758
Teradyne Inc.(a)	141,058	2,110,228
Texas Instruments Inc.	603,453	17,379,446
Xilinx Inc.	119,124	2,836,342

		112,342,736
SOFTWARE—1.97%
BMC Software Inc.(a)	91,048	2,931,746
CA Inc.	204,500	4,631,925
Compuware Corp.(a)	198,812	1,656,104
Microsoft Corp.	2,630,501	78,546,759
Novell Inc.(a)	258,226	1,601,001

		89,367,535
TELECOMMUNICATIONS—8.27%
ADC Telecommunications Inc.(a)	57,802	839,863
Alltel Corp.	251,984	15,239,992
AT&T Inc.	2,662,065	95,168,824
Avaya Inc.(a)	262,289	3,666,800
BellSouth Corp.	1,264,824	59,585,859
CenturyTel Inc.	70,627	3,083,575
Ciena Corp.(a)	45,537	1,261,830

Citizens Communications Co.	233,101	3,349,661
Comverse Technology Inc.(a)	85,262	1,799,881
Corning Inc.(a)	759,614	14,212,378
Embarq Corp.	106,277	5,585,919
JDS Uniphase Corp.(a)	104,559	1,741,953
Juniper Networks Inc.(a)	218,712	4,142,405
Motorola Inc.	1,657,571	34,079,660
Qwest Communications International Inc.(a)	1,130,291	9,460,536
Sprint Nextel Corp.	2,009,956	37,968,069
Tellabs Inc.(a)	319,782	3,280,963
Verizon Communications Inc.	2,023,238	75,345,383
Windstream Corp.	340,367	4,840,019

		374,653,570
TOYS, GAMES & HOBBIES—0.15%
Hasbro Inc.	115,259	3,140,808
Mattel Inc.	151,619	3,435,687

		6,576,495
TRANSPORTATION—1.72%
Burlington Northern Santa Fe Corp.	143,607	10,599,633
CSX Corp.	305,254	10,509,895
FedEx Corp.	77,648	8,434,126
Norfolk Southern Corp.	178,573	8,980,436
Ryder System Inc.	44,873	2,291,215
Union Pacific Corp.	188,143	17,312,919
United Parcel Service Inc. Class B	261,825	19,631,639

		77,759,863

TOTAL COMMON STOCKS
(Cost: $3,944,142,946)		4,521,393,695

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.10%

CERTIFICATES OF DEPOSIT(c)—0.00%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$1,672	1,672
Washington Mutual Bank
5.33%, 03/19/07	5,969	5,969

		7,641
COMMERCIAL PAPER(c)—0.00%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(d)	2,510	2,475
Aspen Funding Corp.
5.26%, 02/21/07(d)	1,552	1,541
Beta Finance Inc.
5.27%, 01/25/07(d)	478	476
BNP Paribas Finance Inc.
5.12%, 06/06/07	836	817
CAFCO LLC
5.26%, 01/30/07(d)	1,194	1,189
Cantabric Finance LLC
5.25%-5.26%, 01/25/07-03/06/07(d)	2,865	2,845
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	2,817	2,783

Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(d)	239	238
Curzon Funding LLC
5.24%, 02/27/07(d)	1,310	1,299
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	990	975
Eureka Securitization
5.26%, 02/09/07(d)	2,985	2,968
Five Finance Inc.
5.22%, 04/20/07(d)	1,098	1,081
General Electric Capital Corp.
5.12%, 06/04/07(d)	1,791	1,752
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(d)	3,916	3,878
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(d)	4,656	4,559
KKR Atlantic Funding Trust
5.32%, 01/03/07(d)	1,791	1,791
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(d)	7,858	7,811
Lockhart Funding LLC
5.28%, 02/09/07(d)	2,388	2,374
Nationwide Building Society
5.21%, 04/13/07(d)	2,268	2,235
Nestle Capital Corp.
5.19%, 08/09/07(d)	1,433	1,387
Norddeutsche Landesbank
5.27%, 02/15/07	2,268	2,254
Polonius Inc.
5.26%, 02/20/07(d)	675	670
Regency Markets No. 1 LLC
5.32%, 01/22/07(d)	794	791
Sedna Finance Inc.
5.22%, 04/17/07(d)	1,361	1,340
Societe Generale
5.18%, 05/16/07	5,969	5,854
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(d)	6,059	6,000
Thornburg Mortgage Capital Resources
5.28%, 01/17/07-03/12/07(d)	2,942	2,921
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	1,395	1,387

		65,691
MEDIUM-TERM NOTES(c)—0.00%
Bank of America N.A.
5.28%, 04/20/07	597	597
Cullinan Finance Corp.
5.71%, 06/28/07(d)	1,791	1,791
K2 USA LLC
5.39%, 06/04/07(d)	1,791	1,791
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	2,794	2,794

		6,973
MONEY MARKET FUNDS—0.10%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	4,439,993	4,439,993

		4,439,993

REPURCHASE AGREEMENTS(c)—0.00%
Banc of America Securities LLC, 5.36%, due 1/2/07, maturity value $4,778 (collateralized by non-U.S. Government debt securities, value $4,924, 4.25% to 8.00%, 3/1/08 to 7/15/17).	$4,775	4,775
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $3,584 (collateralized by U.S. Government obligations, value $3,655, 0.00% to 11.00%, 1/1/08 to 1/1/37).	3,582	3,582
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $8,362 (collateralized by non-U.S. Government debt securities, value $9,198, 1.00% to 8.84%, 8/3/14 to 12/25/46).	8,357	8,357
BNP Securities Corp., 5.36%, due 1/2/07, maturity value $239 (collateralized by non-U.S. Government debt securities, value $251, 5.46%, 3/15/08).	239	239
Citigroup Global Markets Holdings Inc., 5.36%, due 1/2/07, maturity value $8,362 (collateralized by non-U.S. Government debt securities, value $8,785, 3.78% to 7.41%, 11/25/19 to 10/25/45).	8,357	8,357
Citigroup Global Markets Holdings Inc., 5.42%, due 1/2/07, maturity value $2,628 (collateralized by non-U.S. Government debt securities, value $2,930, 0.00% to 10.00%, 6/1/28 to 11/16/36).	2,626	2,626
Citigroup Global Markets Holdings Inc., 5.46%, due 1/2/07, maturity value $1,434 (collateralized by non-U.S. Government debt securities, value $1,598, 0.00% to 10.00%, 6/1/28 to 11/16/36).	1,433	1,433
Goldman Sachs & Co. Inc., 5.35%, due 1/2/07, maturity value $4,778 (collateralized by non-U.S. Government debt securities, value $4,969, 0.00% to 10.00%, 1/23/07 to 5/15/44).	4,775	4,775
Goldman Sachs Group Inc., 5.36%, due 1/2/07, maturity value $887 (collateralized by non-U.S. Government debt securities, value $922, 0.00% to 10.00%, 1/23/07 to 5/15/44).	886	886
Goldman Sachs Group Inc., 5.46%, due 1/2/07, maturity value $1,434 (collateralized by non-U.S. Government debt securities, value $1,491, 0.00% to 10.00%, 1/23/07 to 5/15/44).	1,433	1,433
Greenwich Capital Markets Inc., 5.46%, due 1/2/07, maturity value $1,195 (collateralized by non-U.S. Government debt securities, value $1,321, 5.58%, 1/8/36).	1,194	1,194
HSBC Securities Inc., 5.36%, due 1/2/07, maturity value $1,195 (collateralized by non-U.S. Government debt securities, value $1,255, 3.16% to 5.32%, 5/15/34 to 6/1/46).	1,194	1,194
JP Morgan Securities Inc., 5.41%, due 1/2/07, maturity value $597 (collateralized by non-U.S. Government debt securities, value $628, 5.75% to 8.75%, 10/1/08 to 9/15/25).	597	597
Lehman Brothers Holdings Inc., 5.36%, due 1/2/07, maturity value $4,778 (collateralized by non-U.S. Government debt securities, value $4,924, 3.34% to 8.75%, 6/15/07 to 12/1/66).	4,775	4,775
Lehman Brothers Holdings Inc., 5.44%, due 1/2/07, maturity value $1,792 (collateralized by non-U.S. Government debt securities, value $1,846, 5.50% to 8.88%, 4/15/11 to 12/1/66).	1,791	1,791

Merrill Lynch & Co. Inc., 5.36%, due 1/2/07, maturity value $4,778 (collateralized by non-U.S. Government debt securities, value $4,934, 0.00% to 10.13%, 6/15/07 to 9/1/26).	4,775	4,775
Merrill Lynch & Co. Inc., 5.44%, due 1/2/07, maturity value $2,389 (collateralized by non-U.S. Government debt securities, value $2,461, 4.37% to 7.75%, 3/3/08 to 12/1/25).	2,388	2,388
Morgan Stanley, 5.36%, due 1/2/07, maturity value $2,389 (collateralized by non-U.S. Government debt securities, value $2,487, 0.00% to 10.00%, 1/1/07 to 12/31/37).	2,388	2,388
Morgan Stanley, 5.51%, due 6/4/07, maturity value $1,711 (collateralized by non-U.S. Government debt securities, value $1,756, 0.00% to 10.00%, 1/1/07 to 12/31/37).(g)	1,671	1,671
Wachovia Capital, 5.38%, due 1/2/07, maturity value $7,646 (collateralized by non-U.S. Government debt securities, value $8,032, 3.86% to 8.17%, 8/15/13 to 10/17/44).	7,641	7,641

		64,877
TIME DEPOSITS(c)—0.00%
Bank of America N.A.
5.13%, 01/02/07	114	114

		114
VARIABLE & FLOATING RATE NOTES(c)—0.00%
Allstate Life Global Funding II
5.33%-5.43%, 11/02/07-01/25/08(d)	6,113	6,114
American Express Bank
5.32%, 02/28/07	2,388	2,388
American Express Centurion Bank
5.44%, 07/19/07	2,626	2,628
American Express Credit Corp.
5.45%, 07/05/07	716	717
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	299	299
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(d)	1,791	1,791
ASIF Global Financing
5.41%, 05/03/07(d)	239	239
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(d)	1,552	1,552
Bank of Ireland
5.33%-5.35%, 08/14/07-12/20/07(d)	3,462	3,462
Beta Finance Inc.
5.32%-5.41%, 04/25/07-07/25/07(d)	6,089	6,089
BMW US Capital LLC
5.35%, 01/15/08(d)	2,388	2,388
BNP Paribas
5.35%, 11/19/07(d)	4,417	4,417
Carlyle Loan Investment Ltd.
5.40%, 04/13/07-07/15/07(d)	1,743	1,743
CC USA Inc.
5.37%, 07/30/07(d)	1,194	1,194
Commodore CDO Ltd.
5.44%, 12/12/07(d)	597	597
Credit Agricole SA
5.34%, 11/23/07	2,388	2,388

Credit Suisse First Boston NY
5.38%, 04/24/07	1,194	1,194
Cullinan Finance Corp.
5.36%, 04/25/07(d)	597	597
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	345	345
DEPFA Bank PLC
5.40%, 09/14/07	2,388	2,388
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(d)	2,746	2,745
Eli Lilly Services Inc.
5.34%, 12/31/07(d)	1,594	1,594
Fifth Third Bancorp
5.33%, 12/21/07(d)	4,775	4,775
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(d)	1,552	1,552
General Electric Capital Corp.
5.31%-5.48%, 07/09/07-01/24/08(d)	2,507	2,508
Granite Master Issuer PLC
5.32%, 08/20/07(d)	8,357	8,357
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(d)	5,492	5,439
Hartford Life Global Funding Trust
5.37%-5.41%, 07/13/07-01/15/08	3,582	3,582
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	2,388	2,388
Holmes Financing PLC
5.32%, 07/16/07(d)	4,179	4,178
JPMorgan Chase & Co.
5.32%-5.45%, 07/27/07-08/02/07(g)	6,566	6,566
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	1,791	1,791
Kestrel Funding LLC
5.33%, 07/11/07(d)	955	955
Kommunalkredit Austria AG
5.35%, 01/09/08(d)	1,433	1,433
Leafs LLC
5.35%, 01/22/07-02/20/07(d)	2,487	2,487
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(d)	2,626	2,626
Lothian Mortgages Master Issuer PLC
5.32%, 04/24/07(d)	946	946
Marshall & Ilsley Bank
5.35%, 01/15/08	1,313	1,313
Master Funding LLC
5.38%, 04/25/07-05/25/07(d)	4,321	4,321
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	2,626	2,626
Metropolitan Life Global Funding I
5.36%, 02/08/07(d)	3,582	3,582
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(d)(g)	239	239
Mound Financing PLC
5.32%, 05/08/07(d)	2,244	2,244
Natexis Banques Populaires
5.35%-5.37%, 02/05/07-01/15/08(d)	8,596	8,596
National City Bank of Indiana
5.35%, 05/21/07	1,194	1,194
Nationwide Building Society
5.38%-5.49%, 02/08/07-10/26/07(d)	7,879	7,881
Newcastle Ltd.
5.37%, 04/24/07(d)	842	842

Northern Rock PLC
5.39%, 08/03/07(d)	2,865	2,865
Northlake CDO I
5.42%, 09/06/07(d)	716	716
Pricoa Global Funding I
5.34%, 11/27/07	3,223	3,223
Principal Life Global Funding I
5.80%, 02/08/07	1,074	1,075
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	3,462	3,462
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(d)	2,388	2,388
Strips III LLC
5.40%, 07/24/07(d)	517	517
SunTrust Bank
5.32%, 05/01/07	2,388	2,388
Tango Finance Corp.
5.30%-5.35%, 04/25/07-07/16/07(d)	5,826	5,825
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(d)	3,940	3,940
Wachovia Asset Securitization Inc.
5.34%, 01/25/07(d)	2,917	2,917
Wachovia Bank N.A.
5.36%, 05/22/07	4,775	4,775
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	1,791	1,791
Wells Fargo & Co.
5.36%, 11/15/07(d)	1,194	1,194
WhistleJacket Capital Ltd.
5.31%-5.35%, 04/18/07-06/13/07(d)	1,791	1,791
White Pine Finance LLC
5.31%-5.32%, 05/22/07-08/20/07(d)	7,163	7,162
Wind Master Trust
5.34%, 07/25/07(d)	955	955

		176,274

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,761,563)		4,761,563

TOTAL INVESTMENTS IN SECURITIES—99.90%
(Cost: $3,948,904,509)		4,526,155,258
SHORT POSITIONS(h)—(0.05)%

COMMON STOCKS—(0.05)%
Spectra Energy Corp	(93,134)	(2,584,469)

		(2,584,469)

TOTAL SHORT POSITIONS
(Proceeds: $2,583,708)		(2,584,469)
Other Assets, Less Liabilities-0.15%		6,895,367

NET ASSETS—100.00%		$4,530,466,156

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	The investment adviser has determined that this security or a portion of these securities is illiquid.
(h)	In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P EUROPE 350 INDEX FUND

December 31, 2006

Security	Shares	Value

COMMON STOCKS—99.59%

AUSTRIA—0.40%
Erste Bank der Oesterreichischen Sparkassen AG	62,133	$4,760,231
OMV AG	46,041	2,610,007
Telekom Austria AG	78,672	2,105,939

		9,476,177
BELGIUM—1.90%
AGFA-Gevaert NV	14,558	371,652
Belgacom SA	79,119	3,481,501
Delhaize Group	26,820	2,233,375
Dexia	220,731	6,039,639
Fortis	354,384	15,103,409
Groupe Bruxelles Lambert SA	21,009	2,522,405
InBev	57,216	3,767,867
KBC Group NV	61,695	7,557,797
Solvay SA	17,433	2,671,209
UCB SA	24,357	1,668,549

		45,417,403
DENMARK—0.66%
A.P. Moller-Maersk A/S	287	2,700,890
Danske Bank A/S	126,054	5,596,850
Novo Nordisk A/S Class B	58,557	4,873,621
Vestas Wind Systems A/S(a)	58,110	2,454,187

		15,625,548
FINLAND—1.58%
Fortum OYJ	117,561	3,342,270
Metso OYJ	35,009	1,765,335
Nokia OYJ	1,124,652	22,957,186
Sampo OYJ	118,008	3,155,796
Stora Enso OYJ Class R	180,141	2,850,515
UPM-Kymmene OYJ	147,510	3,719,109

		37,790,211
FRANCE—15.13%
Accor SA	63,027	4,878,589
Alcatel-Lucent	639,314	9,189,042
ALSTOM(a)	30,396	4,116,389
Assurances Generales de France	22,797	3,550,235
AXA	491,253	19,867,743
BNP Paribas	228,417	24,894,352
Bouygues SA	71,967	4,614,952
Cap Gemini SA	36,239	2,272,251
Carrefour SA	170,307	10,316,990
Casino Guichard-Perrachon SA	14,304	1,327,883
Christian Dior SA	15,418	1,641,724

Compagnie de Saint-Gobain	96,105	8,066,292
Compagnie Generale des Etablissements Michelin Class B	41,571	3,974,276
Credit Agricole SA	181,355	7,619,121
Dassault Systemes SA	15,645	829,337
Electricite de France	68,838	5,010,682
Essilor International SA	27,379	2,940,615
European Aeronautic Defence and Space Co.	111,750	3,846,073
France Telecom SA	491,700	13,583,565
Groupe Danone	73,308	11,097,440
Hermes International	17,433	2,178,115
Lafarge SA	47,829	7,107,956
Lagardere	34,866	2,804,539
L’Air Liquide SA	33,371	7,916,440
L’Oreal SA	74,202	7,426,547
LVMH Moet Hennessy Louis Vuitton SA	71,073	7,492,947
Pernod Ricard SA	23,691	5,435,784
PPR SA	18,840	2,812,269
PSA Peugeot Citroen SA	45,594	3,018,151
Publicis Groupe SA	40,230	1,694,925
Renault SA	54,087	6,490,286
Safran SA(b)	58,557	1,357,461
Sanofi-Aventis	274,011	25,274,656
Schneider Electric SA	63,921	7,088,741
Societe Generale Class A	109,663	18,596,475
Societe Television Francaise 1	35,932	1,331,900
Sodexho Alliance SA	28,002	1,755,037
STMicroelectronics NV	190,422	3,532,977
Suez SA	351,789	18,198,270
Thales SA	25,164	1,253,635
Thomson	46,157	901,410
Total SA	673,764	48,554,279
Unibail Holding	8,493	2,072,989
Valeo SA	24,256	1,008,493
Vallourec SA	11,175	3,246,322
Veolia Environnement	103,704	7,986,158
Vinci SA	61,686	7,873,929
Vivendi SA	324,075	12,653,582

		360,701,824
GERMANY—10.72%
Adidas AG	59,004	2,935,606
Allianz AG	114,879	23,443,848
ALTANA AG	24,138	1,495,990
BASF AG	147,957	14,408,393
Bayer AG	204,279	10,952,686
Bayerische Motoren Werke AG	100,128	5,744,790
Commerzbank AG	169,413	6,444,988
Continental AG	41,124	4,777,501
DaimlerChrysler AG Registered	286,974	17,709,975
Deutsche Bank AG	144,828	19,353,654
Deutsche Boerse AG	30,396	5,588,189
Deutsche Lufthansa AG	81,354	2,236,735
Deutsche Post AG	193,998	5,842,825
Deutsche Telekom AG	815,328	14,879,831
E.ON AG	195,339	26,487,339
Fresenius Medical Care AG & Co. KGaA	16,539	2,202,070
Hypo Real Estate Holding AG	37,995	2,391,875
Infineon Technologies AG(a)	215,454	3,034,278
Linde AG	31,737	3,275,181
MAN AG	39,336	3,551,049

METRO AG	46,935	2,989,946
MLP AG(b)	24,138	478,717
Muenchener Rueckversicherungs-Gesellschaft AG	59,898	10,301,158
Puma AG	3,576	1,394,230
RWE AG	133,653	14,716,168
SAP AG	236,016	12,529,818
Siemens AG	236,016	23,385,259
ThyssenKrupp AG	119,349	5,616,876
TUI AG(b)	78,225	1,561,712
Volkswagen AG	50,511	5,720,818

		255,451,505
GREECE—0.35%
Hellenic Telecommunications Organization SA ADR(a)	227,523	3,446,973
National Bank of Greece SA ADR	534,612	4,971,892

		8,418,865
IRELAND—1.15%
Allied Irish Banks PLC	265,071	7,864,557
Anglo Irish Bank Corp. PLC	219,030	4,537,424
Bank of Ireland	296,361	6,838,938
CRH PLC	156,003	6,488,199
Elan Corp. PLC(a)	116,220	1,647,475

		27,376,593
ITALY—5.63%
Alleanza Assicurazioni SpA(b)	140,358	1,871,190
Assicurazioni Generali SpA	302,172	13,256,735
Autostrade SpA	68,391	1,965,105
Banca Intesa SpA(b)	1,440,069	11,108,840
Banca Monte dei Paschi di Siena SpA	338,826	2,190,402
Banche Popolari Unite Scrl	91,000	2,498,341
Banco Popolare di Verona e Novara Scrl	103,704	2,974,297
Capitalia SpA	444,318	4,200,902
Enel SpA	1,191,702	12,280,787
Eni SpA	704,919	23,684,716
Fiat SpA(a)(b)	182,376	3,482,297
Finmeccanica SpA	77,560	2,099,695
Luxottica Group SpA	32,631	1,001,712
Mediaset SpA	215,454	2,554,135
Mediobanca SpA	92,529	2,182,819
Mediolanum SpA	85,377	695,196
Pirelli & C. SpA	674,970	671,542
Saipem SpA	51,405	1,338,080
Sanpaolo IMI SpA	294,573	6,836,521
Seat Pagine Gialle SpA	1,069,224	636,584
Snam Rete Gas SpA	305,748	1,732,643
Telecom Italia SpA	3,198,732	9,659,238
UniCredito Italiano SpA German	2,881,362	25,228,733

		134,150,510
NETHERLANDS—5.40%
ABN AMRO Holding NV	536,400	17,223,336
Aegon NV	337,932	6,434,667
Akzo Nobel NV	80,596	4,911,102
ASML Holding NV(a)	139,911	3,475,860
Buhrmann NV	49,785	739,208
Heineken NV	67,497	3,206,847
ING Groep NV	609,261	26,986,274

Koninklijke Ahold NV(a)	430,908	4,579,828
Koninklijke DSM NV	55,921	2,760,097
Koninklijke KPN NV	531,930	7,554,396
Koninklijke Philips Electronics NV	348,916	13,145,002
Mittal Steel Co. NV	217,532	9,170,549
Randstad Holding NV	17,880	1,235,459
Reed Elsevier NV	236,910	4,036,226
Royal Numico NV	57,216	3,074,501
TNT NV	105,939	4,551,311
Unilever NV	478,737	13,067,631
Wolters Kluwer NV CVA	91,635	2,632,984

		128,785,278
NORWAY—0.89%
DnB NOR ASA	210,537	2,992,528
Norsk Hydro ASA	201,150	6,251,259
Orkla ASA	49,170	2,787,670
Statoil ASA	174,777	4,638,657
Telenor ASA	228,417	4,301,379
Tomra Systems ASA(b)	44,982	310,652

		21,282,145
PORTUGAL—0.65%
Banco Comercial Portugues SA Class R	1,106,772	4,086,446
Banco Espirito Santo SA	87,165	1,565,485
Brisa-Auto Estradas de Portugal SA	121,584	1,515,088
CIMPOR-Cimentos de Portugal SGPS SA	70,626	585,794
Energias de Portugal SA	678,993	3,438,160
Portugal Telecom SGPS SA	331,674	4,303,641

		15,494,614
SPAIN—6.56%
Abertis Infraestructuras SA(b)	109,962	3,262,531
Acerinox SA	55,875	1,698,314
Actividades de Construcciones y Servicios SA	75,096	4,229,372
Altadis SA	73,308	3,832,870
Banco Bilbao Vizcaya Argentaria SA	946,746	22,771,301
Banco Popular Espanol SA	300,384	5,438,472
Banco Sabadell SA	72,861	3,258,010
Banco Santander Central Hispano SA	1,753,581	32,696,765
Bankinter SA	20,115	1,580,869
Endesa SA	296,361	14,002,236
Gas Natural SDG SA	53,193	2,103,587
Grupo Ferrovial SA	15,645	1,525,609
Iberdrola SA	248,085	10,834,787
Industria de Diseno Textil SA	71,967	3,872,840
Repsol YPF SA(b)	270,882	9,358,602
Sacyr Vallehermoso SA(b)	52,746	3,129,908
Telefonica SA	1,404,443	29,853,736
Union Fenosa SA	58,110	2,873,503

		156,323,312
SWEDEN—3.37%
Assa Abloy AB Class B	97,893	2,131,530
Atlas Copco AB Class A	90,741	3,049,895
Electrolux AB Series B	80,013	1,601,897
Hennes & Mauritz AB Class B	130,077	6,577,034
Holmen AB Class B	14,304	622,913
Investor AB Class B	116,667	2,864,249
Nordea Bank AB	609,708	9,399,999
Sandvik AB	295,020	4,289,711

Securitas AB Class B	97,446	1,513,026
Skandinaviska Enskilda Banken AB Class A	130,524	4,148,615
Skanska AB Class B	107,280	2,116,440
SKF AB	107,280	1,983,183
Svenska Cellulosa AB Class B	54,534	2,849,029
Svenska Handelsbanken AB Class A	143,487	4,340,466
Swedbank AB	111,750	4,058,143
Swedish Match AB	86,718	1,622,082
Telefonaktiebolaget LM Ericsson Class B	4,137,879	16,719,619
TeliaSonera AB	500,800	4,116,615
Volvo AB Class A	29,502	2,095,276
Volvo AB Class B	62,133	4,281,121

		80,380,843
SWITZERLAND—10.47%
ABB Ltd. Registered	611,049	10,937,512
Adecco SA Registered	35,480	2,419,685
Baloise Holding Registered	16,539	1,650,242
Ciba Specialty Chemicals AG Registered	19,668	1,305,883
Clariant AG Registered(a)	41,212	616,137
Compagnie Financiere Richemont AG Class A	140,530	8,173,695
Credit Suisse Group Registered	345,531	24,130,841
Givaudan SA Registered	1,627	1,503,446
Holcim Ltd. Registered	49,652	4,543,400
Julius Baer Holding AG	25,032	2,751,941
Nestle SA Registered	111,750	39,639,346
Novartis AG Registered	766,158	44,091,586
Roche Holding AG	193,998	34,724,800
Roche Holding AG Bearer	10,281	2,084,499
Serono SA	1,788	1,602,418
Swatch Group (The) AG Class B	9,076	2,001,895
Swiss Life Holding	9,387	2,347,327
Swiss Reinsurance Co. Registered	104,653	8,881,831
Swisscom AG Registered	8,493	3,209,139
Syngenta AG Registered(a)	29,502	5,478,908
UBS AG Registered	604,791	36,687,780
Zurich Financial Services AG Registered	40,230	10,809,732

		249,592,043
UNITED KINGDOM—34.73%
Aegis Group PLC	266,859	731,196
Alliance & Leicester PLC	105,045	2,339,601
Alliance Boots PLC	190,422	3,121,232
AMVESCAP PLC	226,182	2,638,326
Anglo American PLC	415,263	20,245,154
ARM Holdings PLC	442,977	1,090,218
Associated British Foods PLC	98,340	1,588,808
AstraZeneca PLC	434,931	23,357,620
Aviva PLC	709,389	11,412,489
BAE Systems PLC	893,106	7,441,865
Barclays PLC(c)	1,803,198	25,762,641
BBA Aviation PLC	114,896	615,016
BG Group PLC	949,428	12,877,139
BHP Billiton PLC	678,993	12,418,488
Biffa PLC	93,870	564,013
BP PLC	5,473,515	60,793,380
British Airways PLC(a)	174,777	1,804,392
British American Tobacco PLC	421,521	11,788,962
British Energy Group PLC(a)	103,739	1,102,468
British Land Co. PLC	147,063	4,933,309
British Sky Broadcasting Group PLC	309,771	3,164,721

BT Group PLC	2,321,271	13,697,373
Bunzl PLC	98,993	1,217,682
Cable & Wireless PLC	734,868	2,268,834
Cadbury Schweppes PLC	567,690	6,071,913
Capita Group PLC	184,164	2,187,850
Carnival PLC	48,723	2,467,871
Centrica PLC	991,893	6,881,850
Cobham PLC	314,241	1,191,595
Compass Group PLC	600,768	3,409,800
Cookson Group PLC	48,878	600,755
Corus Group PLC	251,214	2,608,275
Corus Group PLC Deferred(a)(d)	315,252	62
Daily Mail & General Trust PLC Class A	89,847	1,260,802
Diageo PLC	780,015	15,304,229
Drax Group PLC	90,741	1,449,165
DSG International PLC	517,626	1,940,032
Electrocomponents PLC	134,547	772,211
Emap PLC	63,310	1,000,550
EMI Group PLC	220,371	1,142,943
Enterprise Inns PLC	97,446	2,580,393
Experian Group Ltd.(a)	239,592	2,811,160
FirstGroup PLC	115,773	1,302,864
Friends Provident PLC	595,404	2,528,690
Gallaher Group PLC	176,118	3,951,863
GKN PLC	199,809	1,087,136
GlaxoSmithKline PLC	1,609,200	42,328,551
Group 4 Securicor PLC	308,877	1,136,495
Hammerson PLC	80,013	2,469,542
Hanson PLC	189,081	2,851,311
Hays PLC	442,083	1,377,867
HBOS PLC	1,056,261	23,401,397
Home Retail Group	239,592	1,922,562
HSBC Holdings PLC	3,201,285	58,330,827
IMI PLC	96,999	962,497
Imperial Chemical Industries PLC	324,075	2,866,870
Imperial Tobacco Group PLC	193,104	7,596,463
InterContinental Hotels Group PLC	107,509	2,655,390
International Power PLC	409,452	3,059,188
Invensys PLC(a)	235,122	1,266,615
ITV PLC	1,132,698	2,360,956
J Sainsbury PLC	358,941	2,874,987
Johnson Matthey PLC	57,216	1,577,802
Kesa Electricals PLC	143,181	950,669
Kingfisher PLC	669,159	3,123,502
Ladbrokes PLC	174,330	1,427,027
Land Securities Group PLC	133,653	6,076,479
Legal & General Group PLC	1,748,664	5,390,277
Lloyds TSB Group PLC	1,552,431	17,364,115
LogicaCMG PLC	419,286	1,526,326
Lonmin PLC	36,654	2,159,295
Man Group PLC	517,626	5,295,832
Marks & Spencer Group PLC	464,433	6,517,279
Misys PLC	114,879	486,207
Mitchells & Butlers PLC	116,762	1,623,640
National Grid PLC	736,209	10,619,223
Next PLC	67,944	2,393,579
Northern Rock PLC	115,326	2,658,867
Old Mutual PLC	1,524,270	5,198,270
Pearson PLC	222,606	3,361,220
Persimmon PLC	80,460	2,403,027
Provident Financial PLC	82,695	1,135,353

Prudential PLC	665,583	9,112,007
Rank Group PLC	190,869	873,195
Reckitt Benckiser PLC	165,837	7,575,414
Reed Elsevier PLC	357,153	3,917,906
Reuters Group PLC	374,586	3,264,221
Rexam PLC	151,980	1,563,087
Rio Tinto PLC	291,891	15,527,240
Rolls-Royce Group PLC(a)	493,935	4,328,421
Royal & Sun Alliance Insurance Group PLC	794,766	2,372,101
Royal Bank of Scotland Group PLC	889,083	34,679,571
Royal Dutch Shell PLC Class A	1,038,381	36,275,973
Royal Dutch Shell PLC Class B	767,052	26,872,121
SABMiller PLC	227,970	5,242,515
Sage Group PLC	361,623	1,918,004
Schroders PLC	33,525	732,246
Scottish & Newcastle PLC	198,468	2,173,275
Scottish & Southern Energy PLC	229,311	6,974,290
Scottish Power PLC	402,590	5,893,709
Severn Trent PLC	62,580	1,800,433
Shire PLC	138,570	2,872,032
Slough Estates PLC	129,630	1,992,856
Smith & Nephew PLC	251,661	2,625,229
Smiths Group PLC	151,533	2,940,519
Standard Chartered PLC	332,121	9,698,158
Standard Life PLC(a)	534,690	3,094,931
Tate & Lyle PLC	132,759	1,996,788
Tesco PLC	2,177,784	17,240,801
3i Group PLC	125,508	2,479,715
TI Automotive Ltd. Class A(a)(d)	3,861	—
Tomkins PLC	237,804	1,143,765
Trinity Mirror PLC	78,672	722,903
Unilever PLC	364,752	10,194,126
United Business Media PLC	76,437	1,036,719
United Utilities PLC	237,357	3,623,437
Vodafone Group PLC	14,668,305	40,621,923
WH Smith PLC(a)	55,946	410,605
Whitbread PLC	67,050	2,198,051
William Hill PLC	130,524	1,614,476
William Morrison Supermarkets PLC	650,832	3,241,760
Wolseley PLC	160,473	3,872,480
WPP Group PLC	344,190	4,651,425
Xstrata PLC	153,552	7,663,370
Yell Group PLC	221,153	2,467,129

		827,775,370
TOTAL COMMON STOCKS

(Cost: $1,683,545,490)		2,374,042,241

Security	Shares	Value

PREFERRED STOCKS—0.22%

GERMANY—0.22%
Henkel KGaA	16,092	2,365,574
Porsche AG	2,194	2,789,139

		5,154,713
TOTAL PREFERRED STOCKS

(Cost: $2,819,179)		5,154,713

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—1.10%

CERTIFICATES OF DEPOSIT(e)—0.02%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$115,618	115,618
Washington Mutual Bank
5.33%, 03/19/07	412,921	412,921

		528,539
COMMERCIAL PAPER(e)—0.19%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(f)	173,610	171,129
Aspen Funding Corp.
5.26%, 02/21/07(f)	107,359	106,575
Beta Finance Inc.
5.27%, 01/25/07(f)	33,034	32,923
BNP Paribas Finance Inc.
5.12%, 06/06/07	57,809	56,536
CAFCO LLC
5.26%, 01/30/07(f)	82,584	82,246
Cantabric Finance LLC
5.25%-5.26%, 01/25/07-03/06/07(f)	198,202	196,766
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(f)	194,899	192,507
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(f)	16,517	16,495
Curzon Funding LLC
5.24%, 02/27/07(f)	90,595	89,856
Edison Asset Securitization LLC
5.21%, 04/11/07(f)	68,451	67,470
Eureka Securitization
5.26%, 02/09/07(f)	206,460	205,314
Five Finance Inc.
5.22%, 04/20/07(f)	75,977	74,788
General Electric Capital Corp.
5.12%, 06/04/07(f)	123,876	121,183
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(f)	270,876	268,258
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(f)	322,078	315,402
KKR Atlantic Funding Trust
5.32%, 01/03/07(f)	123,876	123,858
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(f)	543,562	540,302
Lockhart Funding LLC
5.28%, 02/09/07(f)	165,168	164,248
Nationwide Building Society
5.21%, 04/13/07(f)	156,910	154,616
Nestle Capital Corp.
5.19%, 08/09/07(f)	99,101	95,972
Norddeutsche Landesbank
5.27%, 02/15/07	156,910	155,900
Polonius Inc.
5.26%, 02/20/07(f)	46,710	46,375
Regency Markets No. 1 LLC
5.32%, 01/22/07(f)	54,890	54,728

Sedna Finance Inc.
5.22%, 04/17/07(f)	94,146	92,713
Societe Generale
5.18%, 05/16/07	412,921	404,959
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(f)	419,111	415,076
Thornburg Mortgage Capital Resources
5.28%, 01/17/07-03/12/07(f)	203,487	202,082
Three Pillars Funding Corp.
5.26%, 02/14/07(f)	96,523	95,916

		4,544,193
MEDIUM-TERM NOTES(e)—0.02%
Bank of America N.A.
5.28%, 04/20/07	41,292	41,292
Cullinan Finance Corp.
5.71%, 06/28/07(f)	123,876	123,876
K2 USA LLC
5.39%, 06/04/07(f)	123,876	123,876
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(f)	193,247	193,247

		482,291
MONEY MARKET FUNDS—0.17%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(c)(g)	3,908,835	3,908,835

		3,908,835
REPURCHASE AGREEMENTS(e)—0.19%
Banc of America Securities LLC, 5.36%, due 1/2/07, maturity value $330,534 (collateralized by non-U.S. Government debt securities, value $340,636, 4.25% to 8.00%, 3/1/08 to 7/15/17).	$330,337	330,337
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $247,901 (collateralized by U.S. Government obligations, value $252,860, 0.00% to 11.00%, 1/1/08 to 1/1/37).	247,752	247,752
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $578,434 (collateralized by non-U.S. Government debt securities, value $636,278, 1.00% to 8.84%, 8/3/14 to 12/25/46).	578,089	578,089
BNP Securities Corp., 5.36%, due 1/2/07, maturity value $16,527 (collateralized by non-U.S. Government debt securities, value $17,362, 5.46%, 3/15/08).	16,517	16,517
Citigroup Global Markets Holdings Inc., 5.36%, due 1/2/07, maturity value $578,435 (collateralized by non-U.S. Government debt securities, value $607,687, 3.78% to 7.41%, 11/25/19 to 10/25/45).	578,089	578,089
Citigroup Global Markets Holdings Inc., 5.42%, due 1/2/07, maturity value $181,794 (collateralized by non-U.S. Government debt securities, value $202,658, 0.00% to 10.00%, 6/1/28 to 11/16/36).	181,685	181,685
Citigroup Global Markets Holdings Inc., 5.46%, due 1/2/07, maturity value $99,161 (collateralized by non-U.S. Government debt securities, value $110,541, 0.00% to 10.00%, 6/1/28 to 11/16/36).	99,101	99,101

Goldman Sachs & Co. Inc., 5.35%, due 1/2/07, maturity value $330,533 (collateralized by non-U.S. Government debt securities, value $343,722, 0.00% to 10.00%, 1/23/07 to 5/15/44).	330,337	330,337
Goldman Sachs Group Inc., 5.36%, due 1/2/07, maturity value $61,326 (collateralized by non-U.S. Government debt securities, value $63,753, 0.00% to 10.00%, 1/23/07 to 5/15/44).	61,289	61,289
Goldman Sachs Group Inc., 5.46%, due 1/2/07, maturity value $99,161 (collateralized by non-U.S. Government debt securities, value $103,118, 0.00% to 10.00%, 1/23/07 to 5/15/44).	99,101	99,101
Greenwich Capital Markets Inc., 5.46%, due 1/2/07, maturity value $82,634 (collateralized by non-U.S. Government debt securities, value $91,387, 5.58%, 1/8/36).	82,584	82,584
HSBC Securities Inc., 5.36%, due 1/2/07, maturity value $82,633 (collateralized by non-U.S. Government debt securities, value $86,821, 3.16% to 5.32%, 5/15/34 to 6/1/46).	82,584	82,584
JP Morgan Securities Inc., 5.41%, due 1/2/07, maturity value $41,317 (collateralized by non-U.S. Government debt securities, value $43,410, 5.75% to 8.75%, 10/1/08 to 9/15/25).	41,292	41,292
Lehman Brothers Holdings Inc., 5.36%, due 1/2/07, maturity value $330,534 (collateralized by non-U.S. Government debt securities, value $340,640, 3.34% to 8.75%, 6/15/07 to 12/1/66).	330,337	330,337
Lehman Brothers Holdings Inc., 5.44%, due 1/2/07, maturity value $123,951 (collateralized by non-U.S. Government debt securities, value $127,670, 5.50% to 8.88%, 4/15/11 to 12/1/66).	123,876	123,876
Merrill Lynch & Co. Inc., 5.36%, due 1/2/07, maturity value $330,534 (collateralized by non-U.S. Government debt securities, value $341,301, 0.00% to 10.13%, 6/15/07 to 9/1/26).	330,337	330,337
Merrill Lynch & Co. Inc., 5.44%, due 1/2/07, maturity value $165,268 (collateralized by non-U.S. Government debt securities, value $170,227, 4.37% to 7.75%, 3/3/08 to 12/1/25).	165,168	165,168
Morgan Stanley, 5.36%, due 1/2/07, maturity value $165,266 (collateralized by non-U.S. Government debt securities, value $172,059, 0.00% to 10.00%, 1/1/07 to 12/31/37).	165,168	165,168
Morgan Stanley, 5.51%, due 6/4/07, maturity value $118,361 (collateralized by non-U.S. Government debt securities, value $121,447, 0.00% to 10.00%, 1/1/07 to 12/31/37).(h)	115,618	115,618
Wachovia Capital, 5.38%, due 1/2/07, maturity value $528,855 (collateralized by non-U.S. Government debt securities, value $555,600, 3.86% to 8.17%, 8/15/13 to 10/17/44).	528,539	528,539

		4,487,800
TIME DEPOSITS(e)—0.00%
Bank of America N.A.
5.13%, 01/02/07	7,905	7,905

		7,905

VARIABLE & FLOATING RATE NOTES(e)—0.51%
Allstate Life Global Funding II
5.33%-5.43%, 11/02/07-01/25/08(f)	422,831	422,876
American Express Bank
5.32%, 02/28/07	165,168	165,168
American Express Centurion Bank
5.44%, 07/19/07	181,685	181,800
American Express Credit Corp.
5.45%, 07/05/07	49,551	49,567
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	20,666	20,666
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(f)	123,876	123,876
ASIF Global Financing
5.41%, 05/03/07(f)	16,517	16,520
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(f)	107,359	107,359
Bank of Ireland
5.33%-5.35%, 08/14/07-12/20/07(f)	239,494	239,501
Beta Finance Inc.
5.32%-5.41%, 04/25/07-07/25/07(f)	421,179	421,191
BMW US Capital LLC
5.35%, 01/15/08(f)	165,168	165,168
BNP Paribas
5.35%, 11/19/07(f)	305,561	305,561
Carlyle Loan Investment Ltd.
5.40%, 04/13/07-07/15/07(f)	120,573	120,573
CC USA Inc.
5.37%, 07/30/07(f)	82,584	82,591
Commodore CDO Ltd.
5.44%, 12/12/07(f)	41,292	41,292
Credit Agricole SA
5.34%, 11/23/07	165,168	165,168
Credit Suisse First Boston NY
5.38%, 04/24/07	82,584	82,585
Cullinan Finance Corp.
5.36%, 04/25/07(f)	41,292	41,292
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(f)	23,860	23,860
DEPFA Bank PLC
5.40%, 09/14/07	165,168	165,168
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(f)	189,944	189,950
Eli Lilly Services Inc.
5.34%, 12/31/07(f)	110,250	110,250
Fifth Third Bancorp
5.33%, 12/21/07(f)	330,337	330,337
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(f)	107,359	107,352
General Electric Capital Corp.
5.31%-5.48%, 07/09/07-01/24/08(f)	173,427	173,452
Granite Master Issuer PLC
5.32%, 08/20/07(f)	578,089	578,089
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(f)	379,887	376,251
Hartford Life Global Funding Trust
5.37%-5.41%, 07/13/07-01/15/08	247,752	247,776

HBOS Treasury Services PLC
5.46%, 10/24/07(f)	165,168	165,168
Holmes Financing PLC
5.32%, 07/16/07(f)	289,045	289,045
JPMorgan Chase & Co.
5.32%-5.45%, 07/27/07-08/02/07(h)	454,213	454,213
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(f)	123,876	123,873
Kestrel Funding LLC
5.33%, 07/11/07(f)	66,067	66,064
Kommunalkredit Austria AG
5.35%, 01/09/08(f)	99,101	99,101
Leafs LLC
5.35%, 01/22/07-02/20/07(f)	172,044	172,044
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(f)	181,685	181,679
Lothian Mortgages Master Issuer PLC
5.32%, 04/24/07(f)	65,407	65,407
Marshall & Ilsley Bank
5.35%, 01/15/08	90,843	90,843
Master Funding LLC
5.38%, 04/25/07-05/25/07(f)	298,910	298,911
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(h)	181,685	181,685
Metropolitan Life Global Funding I
5.36%, 02/08/07(f)	247,753	247,752
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(f)(h)	16,517	16,517
Mound Financing PLC
5.32%, 05/08/07(f)	155,258	155,258
Natexis Banques Populaires
5.35%-5.37%, 02/05/07-01/15/08(f)	594,606	594,602
National City Bank of Indiana
5.35%, 05/21/07	82,584	82,587
Nationwide Building Society
5.38%-5.49%, 02/08/07-10/26/07(f)	545,056	545,137
Newcastle Ltd.
5.37%, 04/24/07(f)	58,222	58,217
Northern Rock PLC
5.39%, 08/03/07(f)	198,202	198,205
Northlake CDO I
5.42%, 09/06/07(f)	49,551	49,550
Pricoa Global Funding I
5.34%, 11/27/07	222,977	222,977
Principal Life Global Funding I
5.80%, 02/08/07	74,326	74,361
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(f)	239,494	239,491
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(f)	165,168	165,168
Strips III LLC
5.40%, 07/24/07(f)	35,753	35,753
SunTrust Bank
5.32%, 05/01/07	165,168	165,172
Tango Finance Corp.
5.30%-5.35%, 04/25/07-07/16/07(f)	403,011	402,989
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(f)	272,528	272,527
Wachovia Asset Securitization Inc.
5.34%, 01/25/07(f)	201,812	201,813
Wachovia Bank N.A.
5.36%, 05/22/07	330,337	330,337

Wal-Mart Stores Inc.
5.50%, 07/16/07(f)	123,876	123,921
Wells Fargo & Co.
5.36%, 11/15/07(f)	82,584	82,588
WhistleJacket Capital Ltd.
5.31%-5.35%, 04/18/07-06/13/07(f)	123,876	123,876
White Pine Finance LLC
5.31%-5.32%, 05/22/07-08/20/07(f)	495,505	495,443
Wind Master Trust
5.34%, 07/25/07(f)	66,067	66,067

		12,193,580
TOTAL SHORT-TERM INVESTMENTS

(Cost: $26,153,143)		26,153,143

TOTAL INVESTMENTS IN SECURITIES—100.91%
(Cost: $1,712,517,812)		2,405,350,097
Other Assets, Less Liabilities—(0.91)%		(21,579,110)

NET ASSETS—100.00%		$2,383,770,987

ADR -	American Depositary Receipts
(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(e)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(f)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL 100 INDEX FUND

December 31, 2006

Security	Shares	Value

COMMON STOCKS—99.70%

AUSTRALIA—0.78%
BHP Billiton Ltd.	237,308	$4,732,268

		4,732,268
BELGIUM—0.62%
Fortis	88,068	3,753,350

		3,753,350
CANADA—0.33%
Alcan Inc.	25,703	1,252,764
Nortel Networks Corp.(a)	29,028	780,266

		2,033,030
FINLAND—0.93%
Nokia OYJ	2,066	42,173
Nokia OYJ ADR	276,362	5,615,676

		5,657,849
FRANCE—8.66%
Alcatel-Lucent	156,948	2,255,858
AXA	124,640	5,040,815
BNP Paribas	54,776	5,969,840
Carrefour SA	41,328	2,503,600
France Telecom SA	119,064	3,289,228
L’Oreal SA	17,056	1,707,059
LVMH Moet Hennessy Louis Vuitton SA	17,384	1,832,727
Sanofi-Aventis	65,764	6,066,043
Societe Generale Class A	26,896	4,560,980
Suez SA	86,100	4,454,008
Total SA	164,492	11,853,988
Vivendi SA	78,064	3,048,027

		52,582,173
GERMANY—6.30%
Allianz AG	29,356	5,990,804
BASF AG	34,112	3,321,905
Bayer AG	51,168	2,743,439
DaimlerChrysler AG Registered	69,208	4,271,021
Deutsche Bank AG	35,260	4,711,864
Deutsche Telekom AG	202,868	3,702,365
E.ON AG	46,904	6,360,031
Siemens AG	60,516	5,996,129
Volkswagen AG	10,004	1,133,041

		38,230,599
ITALY—0.55%
Assicurazioni Generali SpA	75,440	3,309,665

		3,309,665
JAPAN—5.74%
Bridgestone Corp.	39,400	877,907
Canon Inc.	80,750	4,540,514
FUJIFILM Holdings Corp.	32,800	1,346,079
Hitachi Ltd.	203,400	1,266,609

Honda Motor Co. Ltd.	103,300	4,074,609
Matsushita Electric Industrial Co. Ltd.	137,800	2,746,633
Nissan Motor Co. Ltd.	147,600	1,775,090
Seven & I Holdings Co. Ltd.	55,720	1,730,217
Sony Corp.	66,400	2,842,013
Toshiba Corp.	181,200	1,178,549
Toyota Motor Corp.	187,100	12,498,980

		34,877,200
NETHERLANDS—3.07%
ABN AMRO Holding NV	129,560	4,160,059
Aegon NV	83,640	1,592,615
ING Groep NV	149,404	6,617,619
Koninklijke Philips Electronics NV NYS	82,658	3,106,288
Unilever NV NYS	117,122	3,191,574

		18,668,155
SOUTH KOREA—0.94%
Samsung Electronics Co. Ltd. GDR(b)	17,322	5,698,938

		5,698,938
SPAIN—3.81%
Banco Bilbao Vizcaya Argentaria SA	238,128	5,727,497
Banco Santander Central Hispano SA	425,744	7,938,300
Repsol YPF SA	67,896	2,345,714
Telefonica SA	333,740	7,094,190

		23,105,701
SWEDEN—0.67%
Telefonaktiebolaget LM Ericsson AB ADR	100,534	4,044,483

		4,044,483
SWITZERLAND—6.07%
Credit Suisse Group Registered	82,492	5,760,992
Nestle SA Registered	27,224	9,656,748
Novartis AG Registered	185,156	10,655,533
Swiss Reinsurance Co. Registered	24,600	2,087,786
UBS AG Registered	143,008	8,675,139

		36,836,198
UNITED KINGDOM—13.69%
AstraZeneca PLC	103,976	5,583,947
Barclays PLC(c)	443,292	6,333,399
BP PLC	1,323,152	14,696,019
Diageo PLC	184,664	3,623,187
GlaxoSmithKline PLC	390,156	10,262,701
HSBC Holdings PLC	783,264	14,271,905
Reuters Group PLC	88,560	771,730
Royal Dutch Shell PLC Class A ADR	125,457	8,881,101
Royal Dutch Shell PLC Class B	186,632	6,538,276
Standard Chartered PLC	78,392	2,289,100
Vodafone Group PLC	3,569,952	9,886,508

		83,137,873
UNITED STATES—47.54%
Altria Group Inc.	142,024	12,188,500
American International Group Inc.	176,136	12,621,906
Bristol-Myers Squibb Co.	133,168	3,504,982
Chevron Corp.	147,764	10,865,087
Citigroup Inc.	332,756	18,534,509
Coca-Cola Co. (The)	138,088	6,662,746
Colgate-Palmolive Co.	34,932	2,278,964
Dell Inc.(a)	154,488	3,876,104
Dow Chemical Co. (The)	64,780	2,587,313
Du Pont (E.I.) de Nemours and Co.	62,484	3,043,596
EMC Corp.(a)	150,060	1,980,792

Exxon Mobil Corp.	395,076	30,274,674
Ford Motor Co.	125,624	943,436
General Electric Co.	698,312	25,984,189
General Motors Corp.	36,900	1,133,568
Hewlett-Packard Co.	185,648	7,646,841
Intel Corp.	391,304	7,923,906
International Business Machines Corp.	102,008	9,910,077
Johnson & Johnson	196,144	12,949,427
JPMorgan Chase & Co.	235,012	11,351,080
Kimberly-Clark Corp.	30,996	2,106,178
McDonald’s Corp.	83,968	3,722,301
Merck & Co. Inc.	146,944	6,406,758
Microsoft Corp.	585,972	17,497,124
Morgan Stanley	71,668	5,835,925
News Corp. Class A	158,588	3,406,470
Nike Inc. Class B	12,628	1,250,551
PepsiCo Inc.	111,192	6,955,060
Pfizer Inc.	487,900	12,636,610
Procter & Gamble Co.	214,348	13,776,146
Texas Instruments Inc.	101,024	2,909,491
3M Co.	50,020	3,898,059
Time Warner Inc.	270,600	5,893,668
Tyco International Ltd.	134,808	4,098,163
United Technologies Corp.	68,060	4,255,111
Wal-Mart Stores Inc.	166,624	7,694,696

		288,604,008
TOTAL COMMON STOCKS

(Cost: $502,346,794)		605,271,490

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.03%

MONEY MARKET FUNDS—0.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(c)(d)	211,559	211,559

		211,559
TOTAL SHORT-TERM INVESTMENTS

(Cost: $211,559)		211,559

TOTAL INVESTMENTS IN SECURITIES—99.73%
(Cost: $502,558,353)		605,483,049
Other Assets, Less Liabilities—0.27%		1,636,725

NET ASSETS—100.00%		$607,119,774

ADR -	American Depositary Receipts
GDR -	Global Depositary Receipts
NYS -	New York Registered Shares
(a)	Non-income earning security.
(b)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

December 31, 2006

Security	Shares	Value

COMMON STOCKS—99.37%

AUSTRALIA—0.86%
Aristocrat Leisure Ltd.	4,170	$52,260
John Fairfax Holdings Ltd.	10,610	40,392
Publishing & Broadcasting Ltd.	4,500	75,726
Tabcorp Holdings Ltd.	6,100	81,015

		249,393
BELGIUM—0.13%
AGFA-Gevaert NV	1,450	37,017

		37,017
CANADA—1.37%
Canadian Tire Corp. Ltd. Class A	850	51,773
Magna International Inc. Class A	1,260	101,638
Shaw Communications Inc. Class B	2,210	70,096
Thomson Corp.	2,050	85,227
Tim Hortons Inc.	2,038	59,002
Yellow Pages Income Fund	2,620	28,976

		396,712
FRANCE—7.22%
Accor SA	2,280	176,483
Christian Dior SA	600	63,889
Compagnie Generale des Etablissements Michelin Class B	1,580	151,051
Hermes International	740	92,457
Lagardere	1,330	106,982
LVMH Moet Hennessy Louis Vuitton SA	2,750	289,922
PPR SA	730	108,968
PSA Peugeot Citroen SA	1,660	109,886
Publicis Groupe SA	1,000	42,131
Renault SA	2,070	248,394
Societe Television Francaise 1	1,320	48,929
Sodexho Alliance SA	1,040	65,182
Thomson	3,180	62,103
Valeo SA	930	38,667
Vivendi SA	12,270	479,085

		2,084,129
GERMANY—5.14%
Adidas AG	2,220	110,451
Bayerische Motoren Werke AG	3,390	194,499
Continental AG	1,610	187,039
DaimlerChrysler AG Registered	10,740	662,796
Puma AG	140	54,584
TUI AG(a)	2,290	45,718
Volkswagen AG	2,010	227,650

		1,482,737
HONG KONG—0.65%
Esprit Holdings Ltd.	10,000	111,672
Li & Fung Ltd.	24,000	74,679

		186,351
ITALY—1.04%
Fiat SpA(b)	6,700	127,930
Luxottica Group SpA	1,410	43,284
Mediaset SpA	8,450	100,172

Seat Pagine Gialle SpA	48,880	29,102

		300,488
JAPAN—17.44%
Bridgestone Corp.	7,000	155,973
Daiwa House Industry Co. Ltd.	10,000	173,723
Denso Corp.	5,000	198,061
Dentsu Inc.	20	58,579
FUJIFILM Holdings Corp.	5,200	213,403
Honda Motor Co. Ltd.	16,000	631,111
Matsushita Electric Industrial Co. Ltd.	21,000	418,572
Nippon Television Network Corp.	200	29,642
Nissan Motor Co. Ltd.	22,000	264,580
Pioneer Corp.	500	6,857
SANYO Electric Co. Ltd.(a)(b)	20,000	25,345
Sekisui House Ltd.	5,000	72,720
Sharp Corp.	10,000	172,045
Sony Corp.	11,000	470,815
Suzuki Motor Corp.	4,000	112,794
Toyota Industries Corp.	2,000	91,813
Toyota Motor Corp.	29,000	1,937,309

		5,033,342
MEXICO—0.41%
Grupo Televisa SA Series CPO	22,000	118,871

		118,871
NETHERLANDS—2.47%
Koninklijke Philips Electronics NV	13,130	494,657
Reed Elsevier NV	7,500	127,777
Wolters Kluwer NV CVA	3,190	91,659

		714,093
SINGAPORE—0.19%
Singapore Press Holdings Ltd.	20,000	55,791

		55,791
SOUTH KOREA—0.59%
Hyundai Motor Co. Ltd. Class A GDR(b)(c)	4,800	169,824

		169,824
SPAIN—0.51%
Industria de Diseno Textil SA	2,720	146,374

		146,374
SWEDEN—1.15%
Electrolux AB Series B	3,560	71,273
Hennes & Mauritz AB Class B	5,130	259,386

		330,659
SWITZERLAND—1.38%
Compagnie Financiere Richemont AG Class A	5,530	321,643
Swatch Group (The) AG Class B	350	77,200

		398,843
UNITED KINGDOM—8.62%
Aegis Group PLC	9,290	25,455
British Sky Broadcasting Group PLC	10,580	108,089
Carnival PLC	1,910	96,743
Compass Group PLC	23,020	130,655
Daily Mail & General Trust PLC Class A	2,970	41,677
DSG International PLC	19,370	72,598
Emap PLC	2,258	35,685
EMI Group PLC	8,580	44,500
Enterprise Inns PLC	3,400	90,033
GKN PLC	8,480	46,139
Home Retail Group	9,360	75,108
InterContinental Hotels Group PLC	4,050	100,032
ITV PLC	34,960	72,869
Kesa Electricals PLC	5,160	34,261

Kingfisher PLC	25,420	118,656
Ladbrokes PLC	7,320	59,920
Marks & Spencer Group PLC	17,780	249,503
Next PLC	2,410	84,901
Pearson PLC	8,480	128,043
Persimmon PLC	3,150	94,078
Rank Group PLC	7,260	33,213
Reed Elsevier PLC	12,770	140,085
Reuters Group PLC	14,260	124,265
Trinity Mirror PLC	3,240	29,772
United Business Media PLC	2,960	40,147
WH Smith PLC(b)	1,920	14,091
Whitbread PLC	2,350	77,038
William Hill PLC	4,080	50,466
WPP Group PLC	13,390	180,954
Yell Group PLC	8,030	89,581

		2,488,557
UNITED STATES—50.20%
Amazon.com Inc.(b)	3,450	136,137
Apollo Group Inc. Class A(b)	1,160	45,205
AutoNation Inc.(b)	1,330	28,356
AutoZone Inc.(b)	530	61,247
Bed Bath & Beyond Inc.(b)	3,170	120,777
Best Buy Co. Inc.	4,320	212,501
Big Lots Inc.(b)	1,220	27,962
Black & Decker Corp.	820	65,575
Block (H & R) Inc.	3,560	82,022
Brunswick Corp.	1,180	37,642
Carnival Corp.	4,800	235,440
CBS Corp. Class B	8,180	255,052
Centex Corp.	1,310	73,714
Circuit City Stores Inc.	1,540	29,229
Clear Channel Communications Inc.	5,370	190,850
Coach Inc.(b)	4,120	176,995
Comcast Corp. Class A(b)	22,450	950,308
Darden Restaurants Inc.	1,530	61,460
Dillard’s Inc. Class A	288	10,071
DIRECTV Group Inc. (The)(b)	6,100	152,134
Dollar General Corp.	3,580	57,495
Dow Jones & Co. Inc.	660	25,080
Eastman Kodak Co.	3,250	83,850
Family Dollar Stores Inc.	1,640	48,101
Federated Department Stores Inc.	5,420	206,665
Ford Motor Co.	19,500	146,445
Fortune Brands Inc.	1,710	146,017
Gannett Co. Inc.	2,480	149,941
Gap Inc. (The)	5,910	115,245
General Motors Corp.	4,980	152,986
Genuine Parts Co.	2,060	97,706
Goodyear Tire & Rubber Co. (The)(b)	2,020	42,400
Harley-Davidson Inc.	2,870	202,249
Harman International Industries Inc.	710	70,936
Harrah’s Entertainment Inc.	2,010	166,267
Hasbro Inc.	1,890	51,502
Hilton Hotels Corp.	4,040	140,996
Home Depot Inc.	22,160	889,946
Horton (D.R.) Inc.	2,970	78,675
IAC/InterActiveCorp(b)	1,370	50,909
International Game Technology Inc.	3,610	166,782
Interpublic Group of Companies Inc.(b)	5,030	61,567
Johnson Controls Inc.	2,150	184,728
Jones Apparel Group Inc.	1,120	37,442
KB Home	900	46,152
Kohl’s Corp.(b)	3,630	248,401
Leggett & Platt Inc.	2,030	48,517
Lennar Corp. Class A	1,510	79,215
Limited Brands Inc.	3,670	106,210
Liz Claiborne Inc.	1,090	47,371
Lowe’s Companies Inc.	16,540	515,221

Marriott International Inc. Class A	3,510	167,497
Mattel Inc.	4,210	95,399
McDonald’s Corp.	13,240	586,929
McGraw-Hill Companies Inc. (The)	3,730	253,715
Meredith Corp.	370	20,849
New York Times Co. Class A	1,550	37,758
Newell Rubbermaid Inc.	3,010	87,140
News Corp. Class A	25,100	539,148
Nike Inc. Class B	1,990	197,070
Nordstrom Inc.	2,380	117,429
Office Depot Inc.(b)	3,070	117,182
OfficeMax Inc.	730	36,245
Omnicom Group Inc.	1,850	193,399
Penney (J.C.) Co. Inc.	2,500	193,400
Pulte Homes Inc.	2,310	76,507
Scripps (E.W.) Co. Class A	830	41,450
Sears Holdings Corp.(b)	1,040	174,647
Sherwin-Williams Co. (The)	1,150	73,117
Snap-On Inc.	630	30,013
Stanley Works (The)	920	46,267
Staples Inc.	7,750	206,925
Starbucks Corp.(b)	8,170	289,381
Starwood Hotels & Resorts Worldwide Inc.	2,320	145,000
Target Corp.	9,190	524,290
Tiffany & Co.	1,520	59,645
Time Warner Inc.	43,490	947,212
TJX Companies Inc.	4,830	137,752
Tribune Co.	2,320	71,410
Univision Communications Inc. Class A(b)	2,440	86,425
VF Corp.	870	71,410
Viacom Inc. Class B(b)	7,650	313,880
Walt Disney Co. (The)	23,310	798,834
Wendy’s International Inc.	1,210	40,039
Whirlpool Corp.	850	70,567
Wyndham Worldwide Corp.(b)	2,120	67,882
Yum! Brands Inc.	2,690	158,172

		14,491,679
TOTAL COMMON STOCKS

(Cost: $25,300,591)		28,684,860

Security	Shares	Value

PREFERRED STOCKS—0.40%

GERMANY—0.40%
Porsche AG	90	114,413

		114,413
TOTAL PREFERRED STOCKS

(Cost: $88,852)		114,413

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.14%

CERTIFICATES OF DEPOSIT(d)—0.00%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$190	190
Washington Mutual Bank
5.33%, 03/19/07	679	679

		869
COMMERCIAL PAPER(d)—0.03%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(c)	285	280

Aspen Funding Corp.
5.26%, 02/21/07(c)	176	175
Beta Finance Inc.
5.27%, 01/25/07(c)	54	54
BNP Paribas Finance Inc.
5.12%, 06/06/07	95	93
CAFCO LLC
5.26%, 01/30/07(c)	136	135
Cantabric Finance LLC
5.25%-5.26%, 01/25/07-03/06/07(c)	326	323
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(c)	320	317
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(c)	27	27
Curzon Funding LLC
5.24%, 02/27/07(c)	149	148
Edison Asset Securitization LLC
5.21%, 04/11/07(c)	112	111
Eureka Securitization
5.26%, 02/09/07(c)	339	337
Five Finance Inc.
5.22%, 04/20/07(c)	125	123
General Electric Capital Corp.
5.12%, 06/04/07(c)	204	199
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(c)	445	441
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(c)	529	518
KKR Atlantic Funding Trust
5.32%, 01/03/07(c)	204	204
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(c)	893	888
Lockhart Funding LLC
5.28%, 02/09/07(c)	271	270
Nationwide Building Society
5.21%, 04/13/07(c)	258	254
Nestle Capital Corp.
5.19%, 08/09/07(c)	163	158
Norddeutsche Landesbank
5.27%, 02/15/07	258	256
Polonius Inc.
5.26%, 02/20/07(c)	77	76
Regency Markets No. 1 LLC
5.32%, 01/22/07(c)	90	90
Sedna Finance Inc.
5.22%, 04/17/07(c)	155	152
Societe Generale
5.18%, 05/16/07	679	665
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(c)	689	682
Thornburg Mortgage Capital Resources
5.28%, 01/17/07-03/12/07(c)	334	332
Three Pillars Funding Corp.
5.26%, 02/14/07(c)	159	158

		7,466
MEDIUM-TERM NOTES(d)—0.00%
Bank of America N.A.
5.28%, 04/20/07	68	68
Cullinan Finance Corp.
5.71%, 06/28/07(c)	204	204
K2 USA LLC
5.39%, 06/04/07(c)	204	204
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(c)	318	318

		794
MONEY MARKET FUNDS—0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	4,367	4,367

		4,367

REPURCHASE AGREEMENTS(d)—0.03%
Banc of America Securities LLC, 5.36%, due 1/2/07, maturity value $543 (collateralized by non-U.S. Government debt securities, value $560, 4.25% to 8.00%, 3/1/08 to 7/15/17).	$543	543
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $407 (collateralized by U.S. Government obligations, value $416, 0.00% to 11.00%, 1/1/08 to 1/1/37).	407	407
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $951 (collateralized by non-U.S. Government debt securities, value $1,046, 1.00% to 8.84%, 8/3/14 to 12/25/46).	950	950
BNP Securities Corp., 5.36%, due 1/2/07, maturity value $27 (collateralized by non-U.S. Government debt securities, value $29, 5.46%, 3/15/08).	27	27
Citigroup Global Markets Holdings Inc., 5.36%, due 1/2/07, maturity value $950 (collateralized by non-U.S. Government debt securities, value $999, 3.78% to 7.41%, 11/25/19 to 10/25/45).	950	950
Citigroup Global Markets Holdings Inc., 5.42%, due 1/2/07, maturity value $299 (collateralized by non-U.S. Government debt securities, value $333, 0.00% to 10.00%, 6/1/28 to 11/16/36).	299	299
Citigroup Global Markets Holdings Inc., 5.46%, due 1/2/07, maturity value $163 (collateralized by non-U.S. Government debt securities, value $182, 0.00% to 10.00%, 6/1/28 to 11/16/36).	163	163
Goldman Sachs & Co. Inc., 5.35%, due 1/2/07, maturity value $543 (collateralized by non-U.S. Government debt securities, value $565, 0.00% to 10.00%, 1/23/07 to 5/15/44).	543	543
Goldman Sachs Group Inc., 5.36%, due 1/2/07, maturity value $101 (collateralized by non-U.S. Government debt securities, value $105, 0.00% to 10.00%, 1/23/07 to 5/15/44).	101	101
Goldman Sachs Group Inc., 5.46%, due 1/2/07, maturity value $163 (collateralized by non-U.S. Government debt securities, value $169, 0.00% to 10.00%, 1/23/07 to 5/15/44).	163	163
Greenwich Capital Markets Inc., 5.46%, due 1/2/07, maturity value $136 (collateralized by non-U.S. Government debt securities, value $150, 5.58%, 1/8/36).	136	136
HSBC Securities Inc., 5.36%, due 1/2/07, maturity value $136 (collateralized by non-U.S. Government debt securities, value $143, 3.16% to 5.32%, 5/15/34 to 6/1/46).	136	136
JP Morgan Securities Inc., 5.41%, due 1/2/07, maturity value $68 (collateralized by non-U.S. Government debt securities, value $71, 5.75% to 8.75%, 10/1/08 to 9/15/25).	68	68
Lehman Brothers Holdings Inc., 5.36%, due 1/2/07, maturity value $543 (collateralized by non-U.S. Government debt securities, value $560, 3.34% to 8.75%, 6/15/07 to 12/1/66).	543	543
Lehman Brothers Holdings Inc., 5.44%, due 1/2/07, maturity value $204 (collateralized by non-U.S. Government debt securities, value $210, 5.50% to 8.88%, 4/15/11 to 12/1/66).	204	204
Merrill Lynch & Co. Inc., 5.36%, due 1/2/07, maturity value $543 (collateralized by non-U.S. Government debt securities, value $561, 0.00% to 10.13%, 6/15/07 to 9/1/26).	543	543

Merrill Lynch & Co. Inc., 5.44%, due 1/2/07, maturity value $271 (collateralized by non-U.S. Government debt securities, value $280, 4.37% to 7.75%, 3/3/08 to 12/1/25).	271	271
Morgan Stanley, 5.36%, due 1/2/07, maturity value $271 (collateralized by non-U.S. Government debt securities, value $283, 0.00% to 10.00%, 1/1/07 to 12/31/37).	271	271
Morgan Stanley, 5.51%, due 6/4/07, maturity value $195 (collateralized by non-U.S. Government debt securities, value $200, 0.00% to 10.00%, 1/1/07 to 12/31/37).(g)	190	190
Wachovia Capital, 5.38%, due 1/2/07, maturity value $870 (collateralized by non-U.S. Government debt securities, value $913, 3.86% to 8.17%, 8/15/13 to 10/17/44).	869	869

		7,377
TIME DEPOSITS(d)—0.00%
Bank of America N.A.
5.13%, 01/02/07	13	13

		13
VARIABLE & FLOATING RATE NOTES(d)—0.07%
Allstate Life Global Funding II
5.33%-5.43%, 11/02/07-01/25/08(c)	695	694
American Express Bank
5.32%, 02/28/07	271	272
American Express Centurion Bank
5.44%, 07/19/07	299	299
American Express Credit Corp.
5.45%, 07/05/07	81	81
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	34	34
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(c)	204	204
ASIF Global Financing
5.41%, 05/03/07(c)	27	27
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(c)	176	176
Bank of Ireland
5.33%-5.35%, 08/14/07-12/20/07(c)	394	394
Beta Finance Inc.
5.32%-5.41%, 04/25/07-07/25/07(c)	692	692
BMW US Capital LLC
5.35%, 01/15/08(c)	271	271
BNP Paribas
5.35%, 11/19/07(c)	502	502
Carlyle Loan Investment Ltd.
5.40%, 04/13/07-07/15/07(c)	198	198
CC USA Inc.
5.37%, 07/30/07(c)	136	136
Commodore CDO Ltd.
5.44%, 12/12/07(c)	68	68
Credit Agricole SA
5.34%, 11/23/07	271	271
Credit Suisse First Boston NY
5.38%, 04/24/07	136	136
Cullinan Finance Corp.
5.36%, 04/25/07(c)	68	68
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(c)	39	39
DEPFA Bank PLC
5.40%, 09/14/07	271	271
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(c)	312	312
Eli Lilly Services Inc.
5.34%, 12/31/07(c)	181	181

Fifth Third Bancorp
5.33%, 12/21/07(c)	543	543
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(c)	176	177
General Electric Capital Corp.
5.31%-5.48%, 07/09/07-01/24/08(c)	285	285
Granite Master Issuer PLC
5.32%, 08/20/07(c)	950	950
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(c)	624	618
Hartford Life Global Funding Trust
5.37%-5.41%, 07/13/07-01/15/08	407	407
HBOS Treasury Services PLC
5.46%, 10/24/07(c)	271	271
Holmes Financing PLC
5.32%, 07/16/07(c)	475	475
JPMorgan Chase & Co.
5.32%-5.45%, 07/27/07-08/02/07(g)	746	747
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(c)	204	204
Kestrel Funding LLC
5.33%, 07/11/07(c)	109	109
Kommunalkredit Austria AG
5.35%, 01/09/08(c)	163	163
Leafs LLC
5.35%, 01/22/07-02/20/07(c)	283	283
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(c)	299	298
Lothian Mortgages Master Issuer PLC
5.32%, 04/24/07(c)	107	107
Marshall & Ilsley Bank
5.35%, 01/15/08	149	149
Master Funding LLC
5.38%, 04/25/07-05/25/07(c)	491	491
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	299	299
Metropolitan Life Global Funding I
5.36%, 02/08/07(c)	407	407
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(c)(g)	27	27
Mound Financing PLC
5.32%, 05/08/07(c)	255	255
Natexis Banques Populaires
5.35%-5.37%, 02/05/07-01/15/08(c)	977	978
National City Bank of Indiana
5.35%, 05/21/07	136	136
Nationwide Building Society
5.38%-5.49%, 02/08/07-10/26/07(c)	896	895
Newcastle Ltd.
5.37%, 04/24/07(c)	96	96
Northern Rock PLC
5.39%, 08/03/07(c)	326	326
Northlake CDO I
5.42%, 09/06/07(c)	81	81
Pricoa Global Funding I
5.34%, 11/27/07	366	366
Principal Life Global Funding I
5.80%, 02/08/07	122	122
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(c)	394	393
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(c)	271	271
Strips III LLC
5.40%, 07/24/07(c)	59	59
SunTrust Bank
5.32%, 05/01/07	271	271
Tango Finance Corp.
5.30%-5.35%, 04/25/07-07/16/07(c)	662	662
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(c)	448	448
Wachovia Asset Securitization Inc.
5.34%, 01/25/07(c)	332	331

Wachovia Bank N.A.
5.36%, 05/22/07	543	543
Wal-Mart Stores Inc.
5.50%, 07/16/07(c)	204	204
Wells Fargo & Co.
5.36%, 11/15/07(c)	136	136
WhistleJacket Capital Ltd.
5.31%-5.35%, 04/18/07-06/13/07(c)	204	204
White Pine Finance LLC
5.31%-5.32%, 05/22/07-08/20/07(c)	814	814
Wind Master Trust
5.34%, 07/25/07(c)	109	109

		20,036
TOTAL SHORT-TERM INVESTMENTS

(Cost: $40,922)		40,922

TOTAL INVESTMENTS IN SECURITIES—99.91%
(Cost: $25,430,365)		28,840,195
Other Assets, Less Liabilities—0.09%		25,424

NET ASSETS—100.00%		$28,865,619

GDR -	Global Depositary Receipts
(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(d)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

December 31, 2006

Security	Shares	Value

COMMON STOCKS—99.30%

AUSTRALIA—2.09%
Coles Group Ltd.	14,080	$155,370
Foster’s Group Ltd.	24,290	132,486
Woolworths Ltd.	14,180	267,122

		554,978
BELGIUM—0.96%
Delhaize Group	1,140	94,931
InBev	2,430	160,024

		254,955
BRAZIL—0.44%
Companhia de Bebidas das Americas ADR	2,400	117,120

		117,120
CANADA—0.79%
Cott Corp.(a)	860	12,334
George Weston Ltd.	580	37,680
Loblaw Companies Ltd.	1,160	48,635
Shoppers Drug Mart Corp.	2,570	110,622

		209,271
CHILE—0.05%
Distribucion y Servicio D&S SA ADR	640	13,171

		13,171
FRANCE—5.81%
Carrefour SA	7,350	445,254
Casino Guichard-Perrachon SA	600	55,700
Groupe Danone	3,180	481,392
L’Oreal SA	3,110	311,266
Pernod Ricard SA	1,090	250,095

		1,543,707
GERMANY—0.41%
METRO AG	1,730	110,208

		110,208
JAPAN—5.74%
AEON Co. Ltd.	8,000	172,884
Ajinomoto Co. Inc.	10,000	132,013
Asahi Breweries Ltd.	5,000	79,938
Japan Tobacco Inc.	60	289,539
Kao Corp.	10,000	269,397
Kirin Brewery Co. Ltd.	10,000	157,022
Nissin Food Products Co. Ltd.	1,000	37,011
Seven & I Holdings Co. Ltd.	9,400	291,889
Shiseido Co. Ltd.	3,000	64,957

Yakult Honsha Co. Ltd.	1,000	28,702

		1,523,352
MEXICO—1.31%
Fomento Economico Mexicano SAB	9,000	104,049
Grupo Modelo SA de CV Series C	8,000	44,327
Kimberly-Clark de Mexico SA de CV Class A	8,000	36,708
Wal-Mart de Mexico SA de CV Series V	37,000	162,532

		347,616
NETHERLANDS—3.85%
Heineken NV	2,940	139,682
Koninklijke Ahold NV(a)	18,660	198,324
Royal Numico NV	2,280	122,516
Unilever NV	20,580	561,753

		1,022,275
SOUTH KOREA—0.43%
KT&G Corp. Class A GDR(a)(b)	3,684	114,130

		114,130
SPAIN—0.63%
Altadis SA	3,230	168,879

		168,879
SWEDEN—0.26%
Swedish Match AB	3,660	68,461

		68,461
SWITZERLAND—6.47%
Nestle SA Registered	4,840	1,716,818

		1,716,818
UNITED KINGDOM—16.52%
Alliance Boots PLC	9,870	161,780
Associated British Foods PLC	4,320	69,795
British American Tobacco PLC	18,140	507,334
Cadbury Schweppes PLC	25,000	267,396
Diageo PLC	33,690	661,012
Gallaher Group PLC	7,870	176,593
Imperial Tobacco Group PLC	8,290	326,118
J Sainsbury PLC	16,330	130,797
Reckitt Benckiser PLC	7,320	334,377
SABMiller PLC	10,120	232,725
Scottish & Newcastle PLC	9,110	99,757
Tate & Lyle PLC	5,840	87,838
Tesco PLC	94,790	750,421
Unilever PLC	15,730	439,624
William Morrison Supermarkets PLC	28,030	139,616

		4,385,183
UNITED STATES—53.54%
Altria Group Inc.	25,230	2,165,239
Anheuser-Busch Companies Inc.	9,270	456,084
Archer-Daniels-Midland Co.	7,660	244,814
Avon Products Inc.	5,400	178,416
Brown-Forman Corp. Class B	810	53,654
Campbell Soup Co.	2,220	86,336
Clorox Co. (The)	1,810	116,111
Coca-Cola Co. (The)	24,600	1,186,950
Coca-Cola Enterprises Inc.	3,230	65,957

Colgate-Palmolive Co.	6,180	403,183
ConAgra Foods Inc.	6,230	168,210
Constellation Brands Inc. Class A(a)	2,390	69,358
Costco Wholesale Corp.	5,650	298,715
CVS Corp.	9,820	303,536
Dean Foods Co.(a)	1,630	68,916
Estee Lauder Companies Inc. (The) Class A	1,430	58,373
General Mills Inc.	4,270	245,952
Heinz (H.J.) Co.	4,020	180,940
Hershey Co. (The)	1,900	94,620
Kellogg Co.	2,930	146,676
Kimberly-Clark Corp.	5,520	375,084
Kroger Co.	8,680	200,248
McCormick & Co. Inc. NVS	1,590	61,310
Molson Coors Brewing Co. Class B	690	52,744
Pepsi Bottling Group Inc.	1,550	47,910
PepsiCo Inc.	19,460	1,217,223
Procter & Gamble Co.	39,380	2,530,953
Reynolds American Inc.	2,010	131,595
Safeway Inc.	5,400	186,624
Sara Lee Corp.	9,120	155,314
SUPERVALU Inc.	2,400	85,800
Sysco Corp.	7,420	272,759
Tyson Foods Inc. Class A	3,020	49,679
UST Inc.	1,940	112,908
Walgreen Co.	12,120	556,187
Wal-Mart Stores Inc.	29,620	1,367,852
Whole Foods Market Inc.	1,680	78,842
Wrigley (William Jr.) Co.	2,660	137,575

		14,212,647
TOTAL COMMON STOCKS

(Cost: $25,107,908)		26,362,771

Security	Shares	Value

PREFERRED STOCKS—0.39%

GERMANY—0.39%
Henkel KGaA	710	104,372

		104,372
TOTAL PREFERRED STOCKS

(Cost: $91,636)		104,372

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.03%

MONEY MARKET FUNDS—0.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(c)(d)	7,073	7,073

		7,073
TOTAL SHORT-TERM INVESTMENTS

(Cost: $7,073)		7,073

TOTAL INVESTMENTS IN SECURITIES—99.72%
(Cost: $25,206,617)		26,474,216
Other Assets, Less Liabilities—0.28%		73,492

NET ASSETS—100.00%		$26,547,708

ADR -	American Depositary Receipts
GDR -	Global Depositary Receipts
NVS -	Non-Voting Shares
(a)	Non-income earning security.
(b)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

December 31, 2006

Security	Shares	Value

COMMON STOCKS—98.33%

ARGENTINA—0.48%
Tenaris SA ADR	67,478	$3,366,477

		3,366,477
AUSTRALIA—0.90%
Origin Energy Ltd.	213,967	1,394,725
Santos Ltd.	137,392	1,068,846
Woodside Petroleum Ltd.	125,240	3,761,997

		6,225,568
AUSTRIA—0.40%
OMV AG	49,228	2,790,674

		2,790,674
CANADA—9.46%
Cameco Corp.	93,992	3,812,342
Canadian Natural Resources Ltd.	152,770	8,159,023
Canadian Oil Sands Trust	116,436	3,262,849
Enbridge Inc.	92,752	3,209,696
EnCana Corp.	230,764	10,640,884
Husky Energy Inc.	42,284	2,835,648
Imperial Oil Ltd.	81,592	3,010,006
Nexen Inc.	70,060	3,865,130
Petro-Canada	138,756	5,693,563
Suncor Energy Inc.	131,936	10,406,810
Talisman Energy Inc.	341,124	5,804,121
TransCanada Corp.	138,880	4,846,538

		65,546,610
CHINA—1.14%
PetroChina Co. Ltd. ADR	56,005	7,884,384

		7,884,384
FRANCE—6.90%
Total SA	663,559	47,818,863

		47,818,863
HONG KONG—0.58%
CNOOC Ltd.	4,216,000	4,006,074

		4,006,074
ITALY—3.65%
Eni SpA	716,844	24,085,386
Saipem SpA	46,996	1,223,313

		25,308,699
JAPAN—0.48%
Nippon Oil Corp.	311,000	2,077,596

TonenGeneral Sekiyu K.K.(a)	124,000	1,226,940

		3,304,536
NORWAY—1.69%
Norsk Hydro ASA ADR	229,742	7,046,187
Statoil ASA ADR	176,717	4,651,191

		11,697,378
SPAIN—1.44%
Repsol YPF SA	133,251	4,603,639
Repsol YPF SA ADR	157,150	5,421,675

		10,025,314
UNITED KINGDOM—19.80%
BG Group PLC	1,109,670	15,050,509
BP PLC	5,453,024	60,565,790
Royal Dutch Shell PLC Class A	1,012,666	35,377,616
Royal Dutch Shell PLC Class B	749,200	26,246,712

		137,240,627
UNITED STATES—51.41%
Anadarko Petroleum Corp.	132,928	5,785,027
Apache Corp.	92,810	6,172,793
Baker Hughes Inc.	91,016	6,795,255
BJ Services Co.	89,156	2,614,054
Chesapeake Energy Corp.	110,112	3,198,754
Chevron Corp.	606,112	44,567,415
ConocoPhillips	459,668	33,073,113
CONSOL Energy Inc.	52,204	1,677,315
Devon Energy Corp.	124,248	8,334,556
El Paso Corp.	195,232	2,983,145
EOG Resources Inc.	65,224	4,073,239
Exxon Mobil Corp.	1,662,033	127,361,589
Halliburton Co.	284,332	8,828,509
Hess Corp.	77,128	3,823,235
Kinder Morgan Inc.	28,793	3,044,860
Marathon Oil Corp.	97,464	9,015,420
Murphy Oil Corp.	47,573	2,419,087
Nabors Industries Ltd.(b)	90,892	2,706,764
National Oilwell Varco Inc.(b)	50,223	3,072,643
Noble Corp.	40,099	3,053,539
Occidental Petroleum Corp.	240,560	11,746,545
Peabody Energy Corp.	68,820	2,781,016
Rowan Companies Inc.	23,808	790,426
Schlumberger Ltd.	328,724	20,762,208
Smith International Inc.	56,792	2,332,447
Spectra Energy Corp.	174,344	4,838,046
Sunoco Inc.	33,232	2,072,348
Transocean Inc.(b)	82,956	6,710,311
Valero Energy Corp.	169,880	8,691,061
Weatherford International Ltd.(b)	96,310	4,024,795
Williams Companies Inc.	167,883	4,385,104
XTO Energy Inc.	97,935	4,607,842

		356,342,461

TOTAL COMMON STOCKS
(Cost: $590,134,550)		681,557,665

Security	Shares	Value

PREFERRED STOCKS—1.47%
BRAZIL—1.47%
Petroleo Brasileiro SA ADR	109,492	10,156,478

		10,156,478

TOTAL PREFERRED STOCKS
(Cost: $6,195,134)		10,156,478

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.06%

CERTIFICATES OF DEPOSIT(c)—0.00%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$1,086	1,086
Washington Mutual Bank
5.33%, 03/19/07	3,880	3,880

		4,966
COMMERCIAL PAPER(c)—0.01%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(d)	1,631	1,601
Aspen Funding Corp.
5.26%, 02/21/07(d)	1,009	1,001
Beta Finance Inc.
5.27%, 01/25/07(d)	310	309
BNP Paribas Finance Inc.
5.12%, 06/06/07	543	531
CAFCO LLC
5.26%, 01/30/07(d)	776	773
Cantabric Finance LLC
5.25%-5.26%, 01/25/07-03/06/07(d)	1,862	1,849
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	1,831	1,808
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(d)	155	155
Curzon Funding LLC
5.24%, 02/27/07(d)	851	844
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	643	634
Eureka Securitization
5.26%, 02/09/07(d)	1,940	1,929
Five Finance Inc.
5.22%, 04/20/07(d)	714	703
General Electric Capital Corp.
5.12%, 06/04/07(d)	1,164	1,139
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(d)	2,545	2,520
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(d)	3,026	2,963
Harrier Finance Funding LLC
5.12%, 06/06/07(d)	1,552	1,518
KKR Atlantic Funding Trust
5.32%, 01/03/07(d)	1,164	1,164
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(d)	5,107	5,076
Lockhart Funding LLC
5.28%, 02/09/07(d)	1,552	1,543

Nationwide Building Society
5.21%, 04/13/07(d)	1,474	1,453
Nestle Capital Corp.
5.19%, 08/09/07(d)	931	902
Norddeutsche Landesbank
5.27%, 02/15/07	1,474	1,465
Polonius Inc.
5.26%, 02/20/07(d)	439	436
Regency Markets No. 1 LLC
5.32%, 01/22/07(d)	516	514
Sedna Finance Inc.
5.22%, 04/17/07(d)	885	871
Societe Generale
5.18%, 05/16/07	3,880	3,805
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(d)	3,938	3,899
Thornburg Mortgage Capital Resources
5.28%, 01/17/07-03/12/07(d)	1,912	1,898
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	907	901

		44,204
MEDIUM-TERM NOTES(c)—0.00%
Bank of America N.A.
5.28%, 04/20/07	388	388
Cullinan Finance Corp.
5.71%, 06/28/07(d)	1,164	1,164
K2 USA LLC
5.39%, 06/04/07(d)	1,164	1,164
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	1,816	1,816

		4,532
MONEY MARKET FUNDS—0.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	222,359	222,359

		222,359
REPURCHASE AGREEMENTS(c)—0.00%
Banc of America Securities LLC, 5.36%, due 1/2/07, maturity value $3,106 (collateralized by non-U.S. Government debt securities, value $3,200, 4.25% to 8.00%, 3/1/08 to 7/15/17).	$3,104	3,104
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $2,329 (collateralized by U.S. Government obligations, value $2,376, 0.00% to 11.00%, 1/1/08 to 1/1/37).	2,328	2,328
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $5,435 (collateralized by non-U.S. Government debt securities, value $5,978, 1.00% to 8.84%, 8/3/14 to 12/25/46).	5,432	5,432
BNP Securities Corp., 5.36%, due 1/2/07, maturity value $155 (collateralized by non-U.S. Government debt securities, value $163, 5.46%, 3/15/08).	155	155

Citigroup Global Markets Holdings Inc., 5.36%, due 1/2/07, maturity value $5,435 (collateralized by non-U.S. Government debt securities, value $5,710, 3.78% to 7.41%, 11/25/19 to 10/25/45).	5,432	5,432
Citigroup Global Markets Holdings Inc., 5.42%, due 1/2/07, maturity value $1,708 (collateralized by non-U.S. Government debt securities, value $1,904, 0.00% to 10.00%, 6/1/28 to 11/16/36).	1,707	1,707
Citigroup Global Markets Holdings Inc., 5.46%, due 1/2/07, maturity value $932 (collateralized by non-U.S. Government debt securities, value $1,039, 0.00% to 10.00%, 6/1/28 to 11/16/36).	931	931
Goldman Sachs & Co. Inc., 5.35%, due 1/2/07, maturity value $3,106 (collateralized by non-U.S. Government debt securities, value $3,229, 0.00% to 10.00%, 1/23/07 to 5/15/44).	3,104	3,104
Goldman Sachs Group Inc., 5.36%, due 1/2/07, maturity value $576 (collateralized by non-U.S. Government debt securities, value $599, 0.00% to 10.00%, 1/23/07 to 5/15/44).	576	576
Goldman Sachs Group Inc., 5.46%, due 1/2/07, maturity value $932 (collateralized by non-U.S. Government debt securities, value $969, 0.00% to 10.00%, 1/23/07 to 5/15/44).	931	931
Greenwich Capital Markets Inc., 5.46%, due 1/2/07, maturity value $776 (collateralized by non-U.S. Government debt securities, value $859, 5.58%, 1/8/36).	776	776
HSBC Securities Inc., 5.36%, due 1/2/07, maturity value $776 (collateralized by non-U.S. Government debt securities, value $816, 3.16% to 5.32%, 5/15/34 to 6/1/46).	776	776
JP Morgan Securities Inc., 5.41%, due 1/2/07, maturity value $388 (collateralized by non-U.S. Government debt securities, value $408, 5.75% to 8.75%, 10/1/08 to 9/15/25).	388	388
Lehman Brothers Holdings Inc., 5.36%, due 1/2/07, maturity value $3,106 (collateralized by non-U.S. Government debt securities, value $3,201, 3.34% to 8.75%, 6/15/07 to 12/1/66).	3,104	3,104
Lehman Brothers Holdings Inc., 5.44%, due 1/2/07, maturity value $1,165 (collateralized by non-U.S. Government debt securities, value $1,200, 5.50% to 8.88%, 4/15/11 to 12/1/66).	1,164	1,164
Merrill Lynch & Co. Inc., 5.36%, due 1/2/07, maturity value $3,106 (collateralized by non-U.S. Government debt securities, value $3,207, 0.00% to 10.13%, 6/15/07 to 9/1/26).	3,104	3,104
Merrill Lynch & Co. Inc., 5.44%, due 1/2/07, maturity value $1,553 (collateralized by non-U.S. Government debt securities, value $1,599, 4.37% to 7.75%, 3/3/08 to 12/1/25).	1,552	1,552
Morgan Stanley, 5.36%, due 1/2/07, maturity value $1,553 (collateralized by non-U.S. Government debt securities, value $1,617, 0.00% to 10.00%, 1/1/07 to 12/31/37).	1,552	1,552
Morgan Stanley, 5.51%, due 6/4/07, maturity value $1,112 (collateralized by non-U.S. Government debt securities, value $1,141, 0.00% to 10.00%, 1/1/07 to 12/31/37).(g)	1,086	1,086

Wachovia Capital, 5.38%, due 1/2/07, maturity value $4,969 (collateralized by non-U.S. Government debt securities, value $5,220, 3.86% to 8.17%, 8/15/13 to 10/17/44).	4,966	4,966

		42,168
TIME DEPOSITS(c)—0.00%
Bank of America N.A.
5.13%, 01/02/07	74	74

		74
VARIABLE & FLOATING RATE NOTES(c)—0.02%
Allstate Life Global Funding II
5.33%-5.43%, 11/02/07-01/25/08(d)	3,973	3,974
American Express Bank
5.32%, 02/28/07	1,552	1,552
American Express Centurion Bank
5.44%, 07/19/07	1,707	1,708
American Express Credit Corp.
5.45%, 07/05/07	466	466
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	194	194
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(d)	1,164	1,164
ASIF Global Financing
5.41%, 05/03/07(d)	155	155
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(d)	1,009	1,009
Bank of Ireland
5.33%-5.35%, 08/14/07-12/20/07(d)	2,250	2,250
Beta Finance Inc.
5.32%-5.41%, 04/25/07-07/25/07(d)	3,957	3,957
BMW US Capital LLC
5.35%, 01/15/08(d)	1,552	1,552
BNP Paribas
5.35%, 11/19/07(d)	2,871	2,871
Carlyle Loan Investment Ltd.
5.40%, 04/13/07-07/15/07(d)	1,133	1,133
CC USA Inc.
5.37%, 07/30/07(d)	776	776
Commodore CDO Ltd.
5.44%, 12/12/07(d)	388	388
Credit Agricole SA
5.34%, 11/23/07	1,552	1,552
Credit Suisse First Boston NY
5.38%, 04/24/07	776	776
Cullinan Finance Corp.
5.36%, 04/25/07(d)	388	388
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	224	224
DEPFA Bank PLC
5.40%, 09/14/07	1,552	1,552
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(d)	1,785	1,785
Eli Lilly Services Inc.
5.34%, 12/31/07(d)	1,036	1,036
Fifth Third Bancorp
5.33%, 12/21/07(d)	3,104	3,104
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(d)	1,009	1,009

General Electric Capital Corp.
5.31%-5.48%, 07/09/07-01/24/08(d)	1,629	1,630
Granite Master Issuer PLC
5.32%, 08/20/07(d)	5,432	5,432
Harrier Finance Funding LLC
5.32%-5.37%, 07/25/07-08/15/07(d)	2,017	2,018
Hartford Life Global Funding Trust
5.37%-5.41%, 07/13/07-01/15/08	2,328	2,328
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	1,552	1,552
Holmes Financing PLC
5.32%, 07/16/07(d)	2,716	2,716
JPMorgan Chase & Co.
5.32%-5.45%, 07/27/07-08/02/07(g)	4,268	4,268
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	1,164	1,164
Kestrel Funding LLC
5.33%, 07/11/07(d)	621	621
Kommunalkredit Austria AG
5.35%, 01/09/08(d)	931	931
Leafs LLC
5.35%, 01/22/07-02/20/07(d)	1,616	1,617
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(d)	1,707	1,707
Lothian Mortgages Master Issuer PLC
5.32%, 04/24/07(d)	615	615
Marshall & Ilsley Bank
5.35%, 01/15/08	854	854
Master Funding LLC
5.38%, 04/25/07-05/25/07(d)	2,808	2,809
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	1,707	1,707
Metropolitan Life Global Funding I
5.36%, 02/08/07(d)	2,328	2,328
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(d)(g)	155	155
Mound Financing PLC
5.32%, 05/08/07(d)	1,459	1,459
Natexis Banques Populaires
5.35%-5.37%, 02/05/07-01/15/08(d)	5,587	5,587
National City Bank of Indiana
5.35%, 05/21/07	776	776
Nationwide Building Society
5.38%-5.49%, 02/08/07-10/26/07(d)	5,121	5,122
Newcastle Ltd.
5.37%, 04/24/07(d)	547	547
Northern Rock PLC
5.39%, 08/03/07(d)	1,862	1,862
Northlake CDO I
5.42%, 09/06/07(d)	466	466
Pricoa Global Funding I
5.34%, 11/27/07	2,095	2,095
Principal Life Global Funding I
5.80%, 02/08/07	698	699
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	2,250	2,250
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(d)	1,552	1,552
Strips III LLC
5.40%, 07/24/07(d)	336	336
SunTrust Bank
5.32%, 05/01/07	1,552	1,552

Tango Finance Corp.
5.30%-5.35%, 04/25/07-07/16/07(d)	3,787	3,786
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(d)	2,561	2,561
Wachovia Asset Securitization Inc.
5.34%, 01/25/07(d)	1,896	1,896
Wachovia Bank N.A.
5.36%, 05/22/07	3,104	3,104
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	1,164	1,164
Wells Fargo & Co.
5.36%, 11/15/07(d)	776	776
WhistleJacket Capital Ltd.
5.31%-5.35%, 04/18/07-06/13/07(d)	1,164	1,164
White Pine Finance LLC
5.31%-5.32%, 05/22/07-08/20/07(d)	4,656	4,654
Wind Master Trust
5.34%, 07/25/07(d)	621	621

		113,056

TOTAL SHORT-TERM INVESTMENTS
(Cost: $431,359)		431,359

TOTAL INVESTMENTS IN SECURITIES—99.86%
(Cost: $596,761,043)		692,145,502
Other Assets, Less Liabilities—0.14%		976,962

NET ASSETS—100.00%		$693,122,464

ADR - American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

December 31, 2006

Security	Shares	Value

COMMON STOCKS—99.82%

AUSTRALIA—4.85%
AMP Ltd.	88,389	$703,649
Australia & New Zealand Banking Group Ltd.	76,659	1,704,522
AXA Asia Pacific Holdings Ltd.	59,340	340,966
Centro Properties Group	8,280	59,389
Commonwealth Bank of Australia	59,754	2,330,414
GPT Group	100,947	445,572
Insurance Australia Group Ltd.	82,662	413,729
Lend Lease Corp. Ltd.	21,666	314,902
Macquarie Bank Ltd.	10,836	674,136
Macquarie Goodman Group	22,908	137,226
Mirvac Group	45,264	199,435
National Australia Bank Ltd.	73,071	2,326,820
Promina Group Ltd.	40,917	223,175
QBE Insurance Group Ltd.	36,708	834,724
St. George Bank Ltd.	25,737	669,435
Stockland	59,409	387,721
Suncorp-Metway Ltd.	26,082	418,352
Westfield Group	73,899	1,222,609
Westpac Banking Corp.	79,971	1,527,923

		14,934,699
AUSTRIA—0.23%
Erste Bank der Oesterreichischen Sparkassen AG	9,315	713,655

		713,655
BELGIUM—1.58%
Dexia	36,639	1,002,516
Fortis	52,854	2,252,572
Groupe Bruxelles Lambert SA	3,795	455,639
KBC Group NV	9,401	1,151,647

		4,862,374
BRAZIL—0.75%
Banco Bradesco SA ADR	23,046	929,906
Banco Itau Holding Financiera SA ADR	24,771	895,472
Unibanco-Uniao de Bancos Brasileiros SA GDR	5,106	474,654

		2,300,032
CANADA—4.35%
Bank of Montreal	20,010	1,186,466
Bank of Nova Scotia	43,608	1,952,373
Brookfield Asset Management Inc. Class A	13,662	661,674
Canadian Imperial Bank of Commerce	15,249	1,288,113
Manulife Financial Corp.	69,836	2,361,473
National Bank of Canada	7,935	448,948
Royal Bank of Canada	56,097	2,675,418
Sun Life Financial Inc.	23,943	1,014,754

Toronto-Dominion Bank	30,360	1,818,939

		13,408,158
CHILE—0.14%
Banco de Chile ADR	4,438	228,513
Banco Santander Chile SA ADR	4,142	199,479

		427,992
CHINA—0.55%
China Construction Bank Class H(a)	1,587,000	1,010,081
Industrial & Commercial Bank of China Class H(b)	1,104,000	685,631

		1,695,712
DENMARK—0.29%
Danske Bank A/S	19,941	885,389

		885,389
FINLAND—0.14%
Sampo OYJ	16,353	437,316

		437,316
FRANCE—3.89%
Assurances Generales de France	3,398	529,179
AXA	79,350	3,209,152
BNP Paribas	35,259	3,842,752
Credit Agricole SA	26,634	1,118,953
Societe Generale Class A	16,496	2,797,365
Unibail Holding	2,070	505,250

		12,002,651
GERMANY—3.65%
Allianz AG	19,113	3,900,472
Commerzbank AG	28,359	1,078,863
Deutsche Bank AG	23,184	3,098,124
Deutsche Boerse AG	5,037	926,033
Hypo Real Estate Holding AG	6,072	382,247
MLP AG(c)	5,244	104,002
Muenchener Rueckversicherungs-Gesellschaft AG	10,281	1,768,109

		11,257,850
GREECE—0.37%
National Bank of Greece SA ADR	122,268	1,137,092

		1,137,092
HONG KONG—1.02%
BOC Hong Kong Holdings Ltd.	207,000	561,599
Cheung Kong (Holdings) Ltd.	69,000	849,497
Hang Seng Bank Ltd.	41,400	565,858
Sun Hung Kai Properties Ltd.	69,000	792,716
Swire Pacific Ltd. Class A	34,500	370,629

		3,140,299
IRELAND—0.93%
Allied Irish Banks PLC	39,606	1,181,362
Anglo Irish Bank Corp. PLC	30,498	631,796
Bank of Ireland	45,678	1,054,083

		2,867,241
ITALY—3.76%
Alleanza Assicurazioni SpA(c)	26,151	348,633
Assicurazioni Generali SpA	49,482	2,170,849

Banca Intesa SpA	224,163	1,729,216
Banca Monte dei Paschi di Siena SpA(c)	50,191	324,469
Banche Popolari Unite Scrl	15,871	435,727
Banco Popolare di Verona e Novara Scrl	16,422	470,993
Capitalia SpA	72,824	688,531
Mediobanca SpA	15,898	375,044
Mediolanum SpA	18,147	147,765
Sanpaolo IMI SpA	48,162	1,117,755
UniCredito Italiano SpA German	430,905	3,772,933

		11,581,915
JAPAN—7.67%
Daiwa Securities Group Inc.	61,000	683,437
Millea Holdings Inc.	34,500	1,216,063
Mitsubishi Estate Co. Ltd.	51,000	1,318,283
Mitsubishi UFJ Financial Group Inc.	430	5,304,855
Mitsui Fudosan Co. Ltd.	34,000	828,920
Mitsui Sumitomo Insurance Co. Ltd.	66,000	721,178
Mizuho Financial Group Inc.	488	3,481,180
Nikko Cordial Corp.	37,500	429,587
Nipponkoa Insurance Co. Ltd.	33,000	267,257
Nomura Holdings Inc.	87,900	1,656,124
ORIX Corp.	4,140	1,196,954
Promise Co. Ltd.	1,300	40,368
Shinsei Bank Ltd.	69,000	405,354
Sompo Japan Insurance Inc.	40,000	488,439
Sumitomo Mitsui Financial Group Inc.	336	3,440,225
Sumitomo Realty & Development Co. Ltd.	19,000	609,123
Sumitomo Trust & Banking Co. Ltd. (The)	69,000	722,689
T&D Holdings Inc.	10,350	683,601
Takefuji Corp.	3,450	136,373

		23,630,010
NETHERLANDS—2.58%
ABN AMRO Holding NV	84,663	2,718,455
Aegon NV	54,234	1,032,686
ING Groep NV	94,737	4,196,229

		7,947,370
NORWAY—0.12%
DnB NOR ASA	26,013	369,743

		369,743
PORTUGAL—0.27%
Banco Comercial Portugues SA Class R	185,886	686,332
Banco Espirito Santo SA	8,832	158,623

		844,955
SINGAPORE—0.73%
DBS Group Holdings Ltd.	69,000	1,016,359
Oversea-Chinese Banking Corp.	69,000	346,282
United Overseas Bank Ltd.	69,000	872,450

		2,235,091
SOUTH KOREA—0.59%
Kookmin Bank ADR(b)	22,500	1,814,400

		1,814,400
SPAIN—3.50%
Banco Bilbao Vizcaya Argentaria SA	156,078	3,754,015
Banco Popular Espanol SA	51,681	935,688

Banco Sabadell SA	9,729	435,036
Banco Santander Central Hispano SA	287,247	5,355,924
Bankinter SA	4,071	319,946

		10,800,609
SWEDEN—1.29%
Investor AB Class B	16,146	396,395
Nordea Bank AB	99,153	1,528,663
Skandinaviska Enskilda Banken AB Class A	22,011	699,604
Svenska Handelsbanken AB Class A	19,665	594,864
Swedbank AB	20,907	759,227

		3,978,753
SWITZERLAND—4.30%
Baloise Holding Registered	2,662	265,611
Credit Suisse Group Registered	54,234	3,787,539
Julius Baer Holding AG	3,519	386,868
Swiss Life Holding	1,552	388,095
Swiss Reinsurance Co. Registered	15,318	1,300,029
UBS AG Registered	89,079	5,403,703
Zurich Financial Services AG Registered	6,417	1,724,237

		13,256,082
UNITED KINGDOM—12.12%
Alliance & Leicester PLC	12,075	268,939
AMVESCAP PLC	39,399	459,574
Aviva PLC	107,571	1,730,578
Barclays PLC(d)	283,935	4,056,635
British Land Co. PLC	24,564	824,013
Friends Provident PLC	92,805	394,144
Hammerson PLC	14,421	445,093
HBOS PLC	167,601	3,713,190
HSBC Holdings PLC	488,037	8,892,555
Land Securities Group PLC	21,807	991,446
Legal & General Group PLC	283,176	872,893
Lloyds TSB Group PLC	247,848	2,772,208
Man Group PLC	86,258	882,506
Northern Rock PLC	18,009	415,202
Old Mutual PLC	227,148	774,651
Provident Financial PLC	12,489	171,467
Prudential PLC	108,054	1,479,288
Royal Bank of Scotland Group PLC	140,208	5,468,953
Schroders PLC	7,935	173,315
Slough Estates PLC	20,838	320,351
Standard Chartered PLC	49,611	1,448,675
Standard Life PLC(b)	71,346	412,970
3i Group PLC	18,561	366,718

		37,335,364
UNITED STATES—40.15%
ACE Ltd.	13,041	789,893
AFLAC Inc.	21,735	999,810
Allstate Corp. (The)	29,808	1,940,799
Ambac Financial Group Inc.	5,313	473,229
American Express Co.	53,820	3,265,259
American International Group Inc.	112,125	8,034,877
Ameriprise Financial Inc.	10,764	586,638
Aon Corp.	14,232	502,959
Apartment Investment & Management Co. Class A	5,244	293,769
Archstone-Smith Trust	8,280	481,979

Bank of America Corp.	191,682	10,233,903
Bank of New York Co. Inc. (The)	36,570	1,439,761
BB&T Corp.	25,254	1,109,408
Bear Stearns Companies Inc. (The)	5,244	853,618
Boston Properties Inc.	3,588	401,425
Capital One Financial Corp.	17,871	1,372,850
CB Richard Ellis Group Inc. Class A(b)	6,900	229,080
Chicago Mercantile Exchange Holdings Inc.	1,518	773,800
Chubb Corp.	17,112	905,396
Cincinnati Financial Corp.	7,797	353,282
CIT Group Inc.	9,660	538,738
Citigroup Inc.	220,455	12,279,343
Comerica Inc.	7,038	412,990
Commerce Bancorp Inc.	7,107	250,664
Compass Bancshares Inc.	5,658	337,500
Countrywide Financial Corp.	27,324	1,159,904
E*TRADE Financial Corp.(b)	18,216	408,403
Equity Office Properties Trust	19,320	930,644
Equity Residential	12,075	612,806
Federal Home Loan Mortgage Corp.	29,187	1,981,797
Federal National Mortgage Association	42,159	2,503,823
Federated Investors Inc. Class B	4,554	153,834
Fifth Third Bancorp	22,218	909,383
First Horizon National Corp.	5,865	245,040
Franklin Resources Inc.	6,969	767,775
Genworth Financial Inc. Class A	16,560	566,518
Goldman Sachs Group Inc. (The)	19,803	3,947,728
Hartford Financial Services Group Inc. (The)	13,455	1,255,486
Huntington Bancshares Inc.	10,695	254,006
Janus Capital Group Inc.	9,522	205,580
JPMorgan Chase & Co.	154,353	7,455,250
KeyCorp	19,389	737,364
Kimco Realty Corp.	6,279	282,241
Legg Mason Inc.	4,968	472,208
Lehman Brothers Holdings Inc.	22,011	1,719,499
Lincoln National Corp.	11,832	785,645
Loews Corp.	19,044	789,755
M&T Bank Corp.	4,692	573,175
Marsh & McLennan Companies Inc.	24,016	736,331
Marshall & Ilsley Corp.	9,591	461,423
MBIA Inc.	6,486	473,867
Mellon Financial Corp.	18,561	782,346
Merrill Lynch & Co. Inc.	35,949	3,346,852
MetLife Inc.	31,809	1,877,049
MGIC Investment Corp.	4,140	258,916
Moody’s Corp.	9,660	667,120
Morgan Stanley	48,852	3,978,018
National City Corp.	25,806	943,467
Northern Trust Corp.	7,521	456,449
Plum Creek Timber Co. Inc.	9,108	362,954
PNC Financial Services Group	13,041	965,556
Principal Financial Group Inc.	12,558	737,155
Progressive Corp. (The)	28,566	691,869
ProLogis	8,763	532,527
Prudential Financial Inc.	20,286	1,741,756
Public Storage Inc.	4,768	464,880
Realogy Corp.(b)	9,054	274,517
Regions Financial Corp.	29,325	1,096,755
Rowe (T.) Price Group Inc.	10,074	440,939
SAFECO Corp.	6,141	384,120
Schwab (Charles) Corp. (The)	49,335	954,139

Simon Property Group Inc.	8,763	887,604
SLM Corp.	17,526	854,743
Sovereign Bancorp Inc.	18,314	464,992
St. Paul Travelers Companies Inc.	31,257	1,678,188
State Street Corp.	15,387	1,037,699
SunTrust Banks Inc.	15,594	1,316,913
Synovus Financial Corp.	15,042	463,745
Torchmark Corp.	5,106	325,559
U.S. Bancorp	81,075	2,934,104
UnumProvident Corp.	14,352	298,235
Vornado Realty Trust	5,451	662,296
Wachovia Corp.	84,680	4,822,526
Washington Mutual Inc.	40,434	1,839,343
Wells Fargo & Co.	140,001	4,978,436
XL Capital Ltd. Class A	8,142	586,387
Zions Bancorporation	4,554	375,432

		123,734,041

TOTAL COMMON STOCKS
(Cost: $256,851,246)		307,598,793

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.12%

CERTIFICATES OF DEPOSIT(e)—0.00%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$742	742
Washington Mutual Bank
5.33%, 03/19/07	2,652	2,652

		3,394
COMMERCIAL PAPER(e)—0.01%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(a)	1,115	1,100
Aspen Funding Corp.
5.26%, 02/21/07(a)	689	684
Beta Finance Inc.
5.27%, 01/25/07(a)	212	211
BNP Paribas Finance Inc.
5.12%, 06/06/07	371	363
CAFCO LLC
5.26%, 01/30/07(a)	530	528
Cantabric Finance LLC
5.25%-5.26%, 01/25/07-03/06/07(a)	1,273	1,264
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(a)	1,252	1,236
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(a)	106	106
Curzon Funding LLC
5.24%, 02/27/07(a)	582	577
Edison Asset Securitization LLC
5.21%, 04/11/07(a)	440	433
Eureka Securitization
5.26%, 02/09/07(a)	1,326	1,319
Five Finance Inc.
5.22%, 04/20/07(a)	488	480
General Electric Capital Corp.
5.12%, 06/04/07(a)	796	778
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(a)	1,740	1,723

Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(a)	2,068	2,030
KKR Atlantic Funding Trust
5.32%, 01/03/07(a)	796	795
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(a)	3,491	3,470
Lockhart Funding LLC
5.28%, 02/09/07(a)	1,061	1,055
Nationwide Building Society
5.21%, 04/13/07(a)	1,008	993
Nestle Capital Corp.
5.19%, 08/09/07(a)	636	616
Norddeutsche Landesbank
5.27%, 02/15/07	1,008	1,001
Polonius Inc.
5.26%, 02/20/07(a)	300	298
Regency Markets No. 1 LLC
5.32%, 01/22/07(a)	353	351
Sedna Finance Inc.
5.22%, 04/17/07(a)	605	595
Societe Generale
5.18%, 05/16/07	2,652	2,601
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(a)	2,692	2,665
Thornburg Mortgage Capital Resources
5.28%, 01/17/07-03/12/07(a)	1,307	1,298
Three Pillars Funding Corp.
5.26%, 02/14/07(a)	620	616

		29,186
MEDIUM-TERM NOTES(e)—0.00%
Bank of America N.A.
5.28%, 04/20/07	265	265
Cullinan Finance Corp.
5.71%, 06/28/07(a)	796	796
K2 USA LLC
5.39%, 06/04/07(a)	796	796
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(a)	1,241	1,241

		3,098
MONEY MARKET FUNDS—0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(d)(f)	230,639	230,639

		230,639
REPURCHASE AGREEMENTS(e)—0.01%
Banc of America Securities LLC, 5.36%, due 1/2/07, maturity value $2,123 (collateralized by non-U.S. Government debt securities, value $2,188, 4.25% to 8.00%, 3/1/08 to 7/15/17).	$2,122	2,122
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $1,592 (collateralized by U.S. Government obligations, value $1,624, 0.00% to 11.00%, 1/1/08 to 1/1/37).	1,591	1,591

Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $3,715 (collateralized by non-U.S. Government debt securities, value $4,086, 1.00% to 8.84%, 8/3/14 to 12/25/46).	3,713	3,713
BNP Securities Corp., 5.36%, due 1/2/07, maturity value $106 (collateralized by non-U.S. Government debt securities, value $112, 5.46%, 3/15/08).	106	106
Citigroup Global Markets Holdings Inc., 5.36%, due 1/2/07, maturity value $3,715 (collateralized by non-U.S. Government debt securities, value $3,903, 3.78% to 7.41%, 11/25/19 to 10/25/45).	3,713	3,713
Citigroup Global Markets Holdings Inc., 5.42%, due 1/2/07, maturity value $1,168 (collateralized by non-U.S. Government debt securities, value $1,302, 0.00% to 10.00%, 6/1/28 to 11/16/36).	1,167	1,167
Citigroup Global Markets Holdings Inc., 5.46%, due 1/2/07, maturity value $636 (collateralized by non-U.S. Government debt securities, value $710, 0.00% to 10.00%, 6/1/28 to 11/16/36).	636	636
Goldman Sachs & Co. Inc., 5.35%, due 1/2/07, maturity value $2,123 (collateralized by non-U.S. Government debt securities, value $2,207, 0.00% to 10.00%, 1/23/07 to 5/15/44).	2,122	2,122
Goldman Sachs Group Inc., 5.36%, due 1/2/07, maturity value $394 (collateralized by non-U.S. Government debt securities, value $409, 0.00% to 10.00%, 1/23/07 to 5/15/44).	394	394
Goldman Sachs Group Inc., 5.46%, due 1/2/07, maturity value $636 (collateralized by non-U.S. Government debt securities, value $662, 0.00% to 10.00%, 1/23/07 to 5/15/44).	636	636
Greenwich Capital Markets Inc., 5.46%, due 1/2/07, maturity value $530 (collateralized by non-U.S. Government debt securities, value $587, 5.58%, 1/8/36).	530	530
HSBC Securities Inc., 5.36%, due 1/2/07, maturity value $530 (collateralized by non-U.S. Government debt securities, value $558, 3.16% to 5.32%, 5/15/34 to 6/1/46).	530	530
JP Morgan Securities Inc., 5.41%, due 1/2/07, maturity value $265 (collateralized by non-U.S. Government debt securities, value $279, 5.75% to 8.75%, 10/1/08 to 9/15/25).	265	265
Lehman Brothers Holdings Inc., 5.36%, due 1/2/07, maturity value $2,123 (collateralized by non-U.S. Government debt securities, value $2,188, 3.34% to 8.75%, 6/15/07 to 12/1/66).	2,122	2,122
Lehman Brothers Holdings Inc., 5.44%, due 1/2/07, maturity value $796 (collateralized by non-U.S. Government debt securities, value $820, 5.50% to 8.88%, 4/15/11 to 12/1/66).	796	796
Merrill Lynch & Co. Inc., 5.36%, due 1/2/07, maturity value $2,123 (collateralized by non-U.S. Government debt securities, value $2,192, 0.00% to 10.13%, 6/15/07 to 9/1/26).	2,122	2,122
Merrill Lynch & Co. Inc., 5.44%, due 1/2/07, maturity value $1,062 (collateralized by non-U.S. Government debt securities, value $1,093, 4.37% to 7.75%, 3/3/08 to 12/1/25).	1,061	1,061

Morgan Stanley, 5.36%, due 1/2/07, maturity value $1,062 (collateralized by non-U.S. Government debt securities, value $1,105, 0.00% to 10.00%, 1/1/07 to 12/31/37).	1,061	1,061
Morgan Stanley, 5.51%, due 6/4/07, maturity value $761 (collateralized by non-U.S. Government debt securities, value $780, 0.00% to 10.00%, 1/1/07 to 12/31/37).(g)	743	743
Wachovia Capital, 5.38%, due 1/2/07, maturity value $3,396 (collateralized by non-U.S. Government debt securities, value $3,568, 3.86% to 8.17%, 8/15/13 to 10/17/44).	3,394	3,394

		28,824
TIME DEPOSITS(e)—0.00%
Bank of America N.A.
5.13%, 01/02/07	51	51

		51
VARIABLE & FLOATING RATE NOTES(e)—0.03%
Allstate Life Global Funding II
5.33%-5.43%, 11/02/07-01/25/08(a)	2,716	2,716
American Express Bank
5.32%, 02/28/07	1,061	1,060
American Express Centurion Bank
5.44%, 07/19/07	1,167	1,168
American Express Credit Corp.
5.45%, 07/05/07	318	318
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	133	133
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(a)	796	796
ASIF Global Financing
5.41%, 05/03/07(a)	106	106
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(a)	689	689
Bank of Ireland
5.33%-5.35%, 08/14/07-12/20/07(a)	1,538	1,539
Beta Finance Inc.
5.32%-5.41%, 04/25/07-07/25/07(a)	2,705	2,705
BMW US Capital LLC
5.35%, 01/15/08(a)	1,061	1,061
BNP Paribas
5.35%, 11/19/07(a)	1,962	1,962
Carlyle Loan Investment Ltd.
5.40%, 04/13/07-07/15/07(a)	774	774
CC USA Inc.
5.37%, 07/30/07(a)	530	530
Commodore CDO Ltd.
5.44%, 12/12/07(a)	265	265
Credit Agricole SA
5.34%, 11/23/07	1,061	1,061
Credit Suisse First Boston NY
5.38%, 04/24/07	530	530
Cullinan Finance Corp.
5.36%, 04/25/07(a)	265	265
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(a)	153	153
DEPFA Bank PLC
5.40%, 09/14/07	1,061	1,061

Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(a)	1,220	1,220
Eli Lilly Services Inc.
5.34%, 12/31/07(a)	708	708
Fifth Third Bancorp
5.33%, 12/21/07(a)	2,122	2,122
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(a)	689	689
General Electric Capital Corp.
5.31%-5.48%, 07/09/07-01/24/08(a)	1,114	1,114
Granite Master Issuer PLC
5.32%, 08/20/07(a)	3,713	3,713
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(a)	2,440	2,415
Hartford Life Global Funding Trust
5.37%-5.41%, 07/13/07-01/15/08	1,591	1,592
HBOS Treasury Services PLC
5.46%, 10/24/07(a)	1,061	1,061
Holmes Financing PLC
5.32%, 07/16/07(a)	1,856	1,856
JPMorgan Chase & Co.
5.32%-5.45%, 07/27/07-08/02/07(g)	2,917	2,918
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(a)	796	795
Kestrel Funding LLC
5.33%, 07/11/07(a)	424	424
Kommunalkredit Austria AG
5.35%, 01/09/08(a)	636	636
Leafs LLC
5.35%, 01/22/07-02/20/07(a)	1,105	1,105
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(a)	1,167	1,166
Lothian Mortgages Master Issuer PLC
5.32%, 04/24/07(a)	420	420
Marshall & Ilsley Bank
5.35%, 01/15/08	583	583
Master Funding LLC
5.38%, 04/25/07-05/25/07(a)	1,920	1,920
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	1,167	1,167
Metropolitan Life Global Funding I
5.36%, 02/08/07(a)	1,591	1,591
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(a)(g)	106	106
Mound Financing PLC
5.32%, 05/08/07(a)	997	997
Natexis Banques Populaires
5.35%-5.37%, 02/05/07-01/15/08(a)	3,819	3,819
National City Bank of Indiana
5.35%, 05/21/07	530	530
Nationwide Building Society
5.38%-5.49%, 02/08/07-10/26/07(a)	3,501	3,501
Newcastle Ltd.
5.37%, 04/24/07(a)	374	374
Northern Rock PLC
5.39%, 08/03/07(a)	1,273	1,273
Northlake CDO I
5.42%, 09/06/07(a)	318	318
Pricoa Global Funding I
5.34%, 11/27/07	1,432	1,432
Principal Life Global Funding I
5.80%, 02/08/07	477	478

Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(a)	1,538	1,538
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(a)	1,061	1,061
Strips III LLC
5.40%, 07/24/07(a)	230	230
SunTrust Bank
5.32%, 05/01/07	1,061	1,061
Tango Finance Corp.
5.30%-5.35%, 04/25/07-07/16/07(a)	2,588	2,587
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(a)	1,750	1,750
Wachovia Asset Securitization Inc.
5.34%, 01/25/07(a)	1,296	1,296
Wachovia Bank N.A.
5.36%, 05/22/07	2,122	2,122
Wal-Mart Stores Inc.
5.50%, 07/16/07(a)	796	796
Wells Fargo & Co.
5.36%, 11/15/07(a)	530	530
WhistleJacket Capital Ltd.
5.31%-5.35%, 04/18/07-06/13/07(a)	796	795
White Pine Finance LLC
5.31%-5.32%, 05/22/07-08/20/07(a)	3,182	3,182
Wind Master Trust
5.34%, 07/25/07(a)	424	424

		78,307

TOTAL SHORT-TERM INVESTMENTS
(Cost: $373,499)		373,499

TOTAL INVESTMENTS IN SECURITIES—99.94%
(Cost: $257,224,745)		307,972,292
Other Assets, Less Liabilities—0.06%		188,725

NET ASSETS—100.00%		$308,161,017

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

(a)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	Non-income earning security.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

December 31, 2006

Security	Shares	Value

COMMON STOCKS—99.78%

AUSTRALIA—0.40%
CSL Ltd.	56,760	$2,924,538

		2,924,538
BELGIUM—0.30%
UCB SA	32,766	2,244,598

		2,244,598
CANADA—0.23%
Biovail Corp.	42,570	899,907
MDS Inc.	45,301	828,008

		1,727,915
DENMARK—0.70%
Novo Nordisk A/S Class B	61,920	5,153,519

		5,153,519
FRANCE—4.25%
Essilor International SA	32,250	3,463,780
Sanofi-Aventis	302,118	27,867,234

		31,331,014
GERMANY—0.53%
ALTANA AG	21,672	1,343,156
Fresenius Medical Care AG & Co. KGaA	19,092	2,541,987

		3,885,143
IRELAND—0.26%
Elan Corp. PLC(a)	133,902	1,898,126

		1,898,126
JAPAN—5.12%
Astellas Pharma Inc.	156,635	7,111,706
Daiichi Sankyo Co. Ltd.	206,393	6,443,556
Eisai Co. Ltd.	78,000	4,281,147
Taisho Pharmaceutical Co. Ltd.	50,000	908,481
Takeda Pharmaceutical Co. Ltd.	246,900	16,928,984
Terumo Corp.	52,000	2,042,381

		37,716,255
SWITZERLAND—12.66%
Novartis AG Registered	848,562	48,833,850
Roche Holding AG	218,526	39,115,205
Roche Holding AG Bearer	14,964	3,033,989
Serono SA	2,580	2,312,214

		93,295,258

UNITED KINGDOM—10.73%
AstraZeneca PLC	477,042	25,619,157
GlaxoSmithKline PLC	1,792,584	47,152,302
Shire PLC	155,574	3,224,461
Smith & Nephew PLC	292,830	3,054,688

		79,050,608
UNITED STATES—64.60%
Abbott Laboratories	477,300	23,249,283
Aetna Inc.	162,282	7,007,337
Allergan Inc.	46,956	5,622,512
AmerisourceBergen Corp.	59,856	2,691,126
Amgen Inc.(a)	362,748	24,779,316
Applera Corp.-Applied Biosystems Group	57,018	2,091,990
Bard (C.R.) Inc.	32,250	2,675,783
Barr Pharmaceuticals Inc.(a)	33,024	1,655,163
Bausch & Lomb Inc.	16,512	859,615
Baxter International Inc.	203,562	9,443,241
Becton, Dickinson & Co.	76,626	5,375,314
Biogen Idec Inc.(a)	104,748	5,152,554
Biomet Inc.	76,368	3,151,707
Boston Scientific Corp.(a)	366,360	6,294,065
Bristol-Myers Squibb Co.	611,718	16,100,418
Cardinal Health Inc.	125,904	8,111,995
Caremark Rx Inc.	132,612	7,573,471
Celgene Corp.(a)	115,584	6,649,548
CIGNA Corp.	31,992	4,209,187
Coventry Health Care Inc.(a)	49,278	2,466,364
Express Scripts Inc.(a)	42,054	3,011,066
Forest Laboratories Inc.(a)	98,556	4,986,934
Genzyme Corp.(a)	81,528	5,020,494
Gilead Sciences Inc.(a)	142,674	9,263,823
Health Management Associates Inc. Class A	74,822	1,579,492
Hospira Inc.(a)	48,504	1,628,764
Humana Inc.(a)	51,342	2,839,726
IMS Health Inc.	62,178	1,708,651
Johnson & Johnson	901,452	59,513,860
King Pharmaceuticals Inc.(a)	75,594	1,203,457
Laboratory Corp. of America Holdings(a)	38,958	2,862,244
Lilly (Eli) & Co.	306,246	15,955,417
Manor Care Inc.	23,220	1,089,482
McKesson Corp.	92,106	4,669,774
Medco Health Solutions Inc.(a)	91,332	4,880,782
MedImmune Inc.(a)	74,562	2,413,572
Medtronic Inc.	358,104	19,162,145
Merck & Co. Inc.	674,928	29,426,861
Millipore Corp.(a)	16,512	1,099,699
Mylan Laboratories Inc.	66,048	1,318,318
Patterson Companies Inc.(a)	43,344	1,539,145
PerkinElmer Inc.	38,442	854,566
Pfizer Inc.	2,241,762	58,061,636
Quest Diagnostics Inc.	49,794	2,639,082
Schering-Plough Corp.	461,046	10,899,127
St. Jude Medical Inc.(a)	110,166	4,027,669
Stryker Corp.	92,622	5,104,398
Tenet Healthcare Corp.(a)	146,286	1,019,613
Thermo Fisher Scientific Inc.(a)	126,678	5,737,247
UnitedHealth Group Inc.	418,992	22,512,440
Waters Corp.(a)	31,734	1,554,014
Watson Pharmaceuticals Inc.(a)	31,992	832,752
WellPoint Inc.(a)	192,726	15,165,609
Wyeth	418,734	21,321,935

Zimmer Holdings Inc.(a)	74,304	5,823,948

		475,887,731

TOTAL COMMON STOCKS
(Cost: $675,585,506)		735,114,705

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.02%

MONEY MARKET FUNDS—0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(b)(c)	140,171	140,171

		140,171

TOTAL SHORT-TERM INVESTMENTS
(Cost: $140,171)		140,171

TOTAL INVESTMENTS IN SECURITIES—99.80%
(Cost: $675,725,677)		735,254,876
Other Assets, Less Liabilities—0.20%		1,447,034

NET ASSETS—100.00%		$736,701,910

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

December 31, 2006

Security	Shares	Value

COMMON STOCKS—99.66%

AUSTRALIA—2.21%
Brambles Ltd.(a)	16,640	$168,274
Macquarie Airports	16,360	46,422
Macquarie Infrastructure Group	28,940	78,924
Qantas Airways Ltd.	23,690	97,470
Toll Holdings Ltd.	2,580	37,153
Transurban Group	9,770	58,679
Wesfarmers Ltd.	4,310	127,529

		614,451
BRAZIL—0.17%
Empresa Brasileira de Aeronautica SA ADR	1,180	48,887

		48,887
CANADA—1.53%
ACE Aviation Holdings Inc. Class A(a)	1,220	39,618
Bombardier Inc. Class B(a)	16,300	55,328
Canadian National Railway Co.	5,700	245,251
Canadian Pacific Railway Ltd.	1,640	86,531

		426,728
DENMARK—0.66%
A.P. Moller-Maersk A/S	10	94,108
Vestas Wind Systems A/S(a)	2,110	89,113

		183,221
FINLAND—0.22%
Metso OYJ	1,200	60,510

		60,510
FRANCE—4.95%
ALSTOM(a)	1,190	161,156
Compagnie de Saint-Gobain	3,760	315,585
European Aeronautic Defence and Space Co.	3,890	133,881
Safran SA	1,550	35,932
Schneider Electric SA	2,490	276,137
Thales SA	940	46,829
Vallourec SA	410	119,104
Vinci SA	2,260	288,478

		1,377,102
GERMANY—4.74%
Deutsche Lufthansa AG	2,690	73,958
Deutsche Post AG	7,210	217,151
MAN AG	1,570	141,731
Siemens AG	8,950	886,796

		1,319,636

HONG KONG—1.08%
Cathay Pacific Airways Ltd.	10,000	24,662
Citic Pacific Ltd.	10,000	34,524
Hutchison Whampoa Ltd.	20,000	203,285
MTR Corp. Ltd.	15,000	37,725

		300,196
ITALY—0.70%
Autostrade SpA	2,830	81,315
Finmeccanica SpA	3,080	83,381
Pirelli & C. SpA	30,930	30,773

		195,469
JAPAN—14.61%
All Nippon Airways Co. Ltd.	20,000	70,664
Asahi Glass Co. Ltd.	10,000	120,012
Central Japan Railway Co.	20	206,454
Dai Nippon Printing Co. Ltd.	9,000	138,828
Daikin Industries Ltd.	3,000	104,234
East Japan Railway Co.	40	266,879
Fanuc Ltd.	2,000	196,719
Furukawa Electric Co. Ltd. (The)	10,000	62,775
ITOCHU Corp.	16,000	131,190
Japan Airlines Corp.(a)	30,000	53,376
JS Group Corp.	3,000	63,069
Kajima Corp.	10,000	43,808
Kawasaki Heavy Industries Ltd.	20,000	75,028
Kintetsu Corp.	20,000	58,243
Komatsu Ltd.	10,000	202,677
Kubota Corp.	10,000	92,485
Marubeni Corp.	18,000	91,243
Mitsubishi Corp.	16,000	300,785
Mitsubishi Electric Corp.	20,000	182,284
Mitsubishi Heavy Industries Ltd.	40,000	181,612
Mitsui & Co. Ltd.	17,000	253,955
Mitsui O.S.K. Lines Ltd.	10,000	98,527
Nippon Express Co. Ltd.	10,000	54,635
Nippon Yusen Kabushiki Kaisha	10,000	73,014
Obayashi Corp.	8,000	51,832
Odakyu Electric Railway Co. Ltd.	10,000	63,866
Secom Co. Ltd.	2,000	103,563
Shimizu Corp.	10,000	49,935
SMC Corp.	1,000	141,664
Sumitomo Corp.	13,000	194,310
Sumitomo Electric Industries Ltd.	8,000	124,879
Tokyu Corp.	10,000	63,950
Toppan Printing Co. Ltd.	6,000	66,166
West Japan Railway Co.	20	85,435

		4,068,096
MEXICO—0.20%
Alfa SAB de CV Class A	4,000	26,408
Grupo Carso SA de CV Series A1(b)	8,000	29,556

		55,964
NETHERLANDS—0.91%
Buhrmann NV	2,050	30,438
Randstad Holding NV	710	49,059
TNT NV	4,040	173,565

		253,062

NORWAY—0.43%
Orkla ASA	1,920	108,854
Tomra Systems ASA	1,780	12,293

		121,147
PORTUGAL—0.18%
Brisa-Auto Estradas de Portugal SA	3,930	48,973

		48,973
SINGAPORE—0.52%
Keppel Corp. Ltd.	1,000	11,471
Singapore Airlines Ltd.	10,000	114,059
Singapore Technologies Engineering Ltd.	10,000	20,074

		145,604
SPAIN—1.70%
Abertis Infraestructuras SA(b)	4,000	118,679
Actividades de Construcciones y Servicios SA	2,880	162,200
Grupo Ferrovial SA	710	69,235
Sacyr Vallehermoso SA	2,060	122,239

		472,353
SWEDEN—3.15%
Assa Abloy AB Class B	3,830	83,395
Atlas Copco AB Class A	3,660	123,016
Sandvik AB	11,870	172,595
Securitas AB Class B	4,070	63,194
Skanska AB Class B	4,340	85,620
SKF AB	4,580	84,666
Volvo AB Class A	1,230	87,356
Volvo AB Class B	2,560	176,390

		876,232
SWITZERLAND—1.83%
ABB Ltd. Registered	22,980	411,332
Adecco SA Registered	1,450	98,888

		510,220
UNITED KINGDOM—5.40%
BAE Systems PLC	35,260	293,806
BBA Aviation PLC	4,460	23,874
British Airways PLC(a)	6,580	67,932
Bunzl PLC	3,970	48,834
Capita Group PLC	6,820	81,021
Cobham PLC	10,690	40,536
Cookson Group PLC	2,250	27,655
Experian Group Ltd.(a)	11,080	130,003
FirstGroup PLC	4,300	48,391
Group 4 Securicor PLC	12,310	45,294
Hays PLC	16,480	51,364
IMI PLC	3,660	36,317
Invensys PLC(a)	9,110	49,076
Rentokil Initial PLC	19,390	62,901
Rolls-Royce Group PLC(a)	19,450	170,443
Smiths Group PLC	6,120	118,759
Tomkins PLC	9,490	45,644
Wolseley PLC	6,650	160,476

		1,502,326
UNITED STATES—54.47%
Allied Waste Industries Inc.(a)	2,780	34,166

American Power Conversion Corp.	2,060	63,015
American Standard Companies Inc.	1,950	89,408
Avery Dennison Corp.	1,180	80,157
Boeing Co. (The)	8,760	778,238
Burlington Northern Santa Fe Corp.	3,990	294,502
Caterpillar Inc.	6,700	410,911
Cintas Corp.	1,530	60,756
Cooper Industries Ltd.	1,040	94,047
CSX Corp.	4,850	166,986
Cummins Inc.	590	69,726
Danaher Corp.	2,620	189,793
Deere & Co.	2,600	247,182
Donnelley (R.R.) & Sons Co.	2,370	84,230
Dover Corp.	2,270	111,275
Eaton Corp.	1,670	125,484
Emerson Electric Co.	9,020	397,692
Equifax Inc.	1,410	57,246
FedEx Corp.	3,340	362,791
Fluor Corp.	940	76,751
General Dynamics Corp.	4,410	327,884
General Electric Co.	113,900	4,238,219
Goodrich Corp.	1,380	62,859
Grainger (W.W.) Inc.	540	37,768
Honeywell International Inc.	9,030	408,517
Illinois Tool Works Inc.	4,580	211,550
Ingersoll-Rand Co. Class A	3,660	143,216
ITT Industries Inc.	2,090	118,754
L-3 Communications Holdings Inc.	1,340	109,585
Lockheed Martin Corp.	3,860	355,390
Masco Corp.	4,350	129,935
Monster Worldwide Inc.(a)	1,450	67,628
Norfolk Southern Corp.	4,570	229,825
Northrop Grumman Corp.	3,590	243,043
PACCAR Inc.	2,770	179,773
Pall Corp.	1,460	50,443
Parker Hannifin Corp.	1,340	103,019
Pitney Bowes Inc.	2,250	103,928
Raytheon Co.	4,870	257,136
Robert Half International Inc.	1,940	72,013
Rockwell Automation Inc.	2,000	122,160
Rockwell Collins Inc.	1,880	118,985
Ryder System Inc.	530	27,062
Southwest Airlines Co.	7,770	119,036
Terex Corp.(a)	800	51,664
Textron Inc.	1,450	135,967
3M Co.	8,290	646,040
Tyco International Ltd.	22,380	680,352
Union Pacific Corp.	2,940	270,539
United Parcel Service Inc. Class B	11,870	890,013
United Technologies Corp.	10,230	639,580
Waste Management Inc.	5,930	218,046

		15,164,285

TOTAL COMMON STOCKS
(Cost: $25,027,622)		27,744,462

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.58%

CERTIFICATES OF DEPOSIT(c)—0.01%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$669	669
Washington Mutual Bank
5.33%, 03/19/07	2,389	2,389

		3,058
COMMERCIAL PAPER(c)—0.10%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(d)	1,005	991
Aspen Funding Corp.
5.26%, 02/21/07(d)	621	617
Beta Finance Inc.
5.27%, 01/25/07(d)	191	191
BNP Paribas Finance Inc.
5.12%, 06/06/07	335	327
CAFCO LLC
5.26%, 01/30/07(d)	478	476
Cantabric Finance LLC
5.25%-5.26%, 01/25/07-03/06/07(d)	1,147	1,139
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	1,128	1,113
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(d)	96	95
Curzon Funding LLC
5.24%, 02/27/07(d)	524	520
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	396	390
Eureka Securitization
5.26%, 02/09/07(d)	1,195	1,188
Five Finance Inc.
5.22%, 04/20/07(d)	440	433
General Electric Capital Corp.
5.12%, 06/04/07(d)	717	701
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(d)	1,567	1,552
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(d)	1,864	1,825
KKR Atlantic Funding Trust
5.32%, 01/03/07(d)	717	717
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(d)	3,145	3,121
Lockhart Funding LLC
5.28%, 02/09/07(d)	956	950
Nationwide Building Society
5.21%, 04/13/07(d)	908	895
Nestle Capital Corp.
5.19%, 08/09/07(d)	573	555
Norddeutsche Landesbank
5.27%, 02/15/07	908	902
Polonius Inc.
5.26%, 02/20/07(d)	270	268
Regency Markets No. 1 LLC
5.32%, 01/22/07(d)	318	317
Sedna Finance Inc.
5.22%, 04/17/07(d)	545	536
Societe Generale
5.18%, 05/16/07	2,389	2,343
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(d)	2,425	2,402
Thornburg Mortgage Capital Resources
5.28%, 01/17/07-03/12/07(d)	1,178	1,170

Three Pillars Funding Corp.
5.26%, 02/14/07(d)	559	555

		26,289
MEDIUM-TERM NOTES(c)—0.01%
Bank of America N.A.
5.28%, 04/20/07	239	239
Cullinan Finance Corp.
5.71%, 06/28/07(d)	717	717
K2 USA LLC
5.39%, 06/04/07(d)	717	717
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	1,119	1,119

		2,792
MONEY MARKET FUNDS—0.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	32,814	32,814

		32,814
REPURCHASE AGREEMENTS(c)—0.09%
Banc of America Securities LLC, 5.36%, due 1/2/07, maturity value $1,913 (collateralized by non-U.S. Government debt securities, value $1,971, 4.25% to 8.00%, 3/1/08 to 7/15/17).	$1,912	1,912
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $1,435 (collateralized by U.S. Government obligations, value $1,463, 0.00% to 11.00%, 1/1/08 to 1/1/37).	1,434	1,434
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $3,347 (collateralized by non-U.S. Government debt securities, value $3,682, 1.00% to 8.84%, 8/3/14 to 12/25/46).	3,345	3,345
BNP Securities Corp., 5.36%, due 1/2/07, maturity value $96 (collateralized by non-U.S. Government debt securities, value $100, 5.46%, 3/15/08).	96	96
Citigroup Global Markets Holdings Inc., 5.36%, due 1/2/07, maturity value $3,348 (collateralized by non-U.S. Government debt securities, value $3,516, 3.78% to 7.41%, 11/25/19 to 10/25/45).	3,346	3,346
Citigroup Global Markets Holdings Inc., 5.42%, due 1/2/07, maturity value $1,052 (collateralized by non-U.S. Government debt securities, value $1,173, 0.00% to 10.00%, 6/1/28 to 11/16/36).	1,051	1,051
Citigroup Global Markets Holdings Inc., 5.46%, due 1/2/07, maturity value $573 (collateralized by non-U.S. Government debt securities, value $640, 0.00% to 10.00%, 6/1/28 to 11/16/36).	573	573
Goldman Sachs & Co. Inc., 5.35%, due 1/2/07, maturity value $1,913 (collateralized by non-U.S. Government debt securities, value $1,989, 0.00% to 10.00%, 1/23/07 to 5/15/44).	1,912	1,912

Goldman Sachs Group Inc., 5.36%, due 1/2/07, maturity value $355 (collateralized by non-U.S. Government debt securities, value $369, 0.00% to 10.00%, 1/23/07 to 5/15/44).	355	355
Goldman Sachs Group Inc., 5.46%, due 1/2/07, maturity value $573 (collateralized by non-U.S. Government debt securities, value $597, 0.00% to 10.00%, 1/23/07 to 5/15/44).	573	573
Greenwich Capital Markets Inc., 5.46%, due 1/2/07, maturity value $478 (collateralized by non-U.S. Government debt securities, value $529, 5.58%, 1/8/36).	478	478
HSBC Securities Inc., 5.36%, due 1/2/07, maturity value $478 (collateralized by non-U.S. Government debt securities, value $502, 3.16% to 5.32%, 5/15/34 to 6/1/46).	478	478
JP Morgan Securities Inc., 5.41%, due 1/2/07, maturity value $239 (collateralized by non-U.S. Government debt securities, value $251, 5.75% to 8.75%, 10/1/08 to 9/15/25).	239	239
Lehman Brothers Holdings Inc., 5.36%, due 1/2/07, maturity value $1,913 (collateralized by non-U.S. Government debt securities, value $1,971, 3.34% to 8.75%, 6/15/07 to 12/1/66).	1,912	1,912
Lehman Brothers Holdings Inc., 5.44%, due 1/2/07, maturity value $717 (collateralized by non-U.S. Government debt securities, value $739, 5.50% to 8.88%, 4/15/11 to 12/1/66).	717	717
Merrill Lynch & Co. Inc., 5.36%, due 1/2/07, maturity value $1,913 (collateralized by non-U.S. Government debt securities, value $1,975, 0.00% to 10.13%, 6/15/07 to 9/1/26).	1,912	1,912
Merrill Lynch & Co. Inc., 5.44%, due 1/2/07, maturity value $957 (collateralized by non-U.S. Government debt securities, value $985, 4.37% to 7.75%, 3/3/08 to 12/1/25).	956	956
Morgan Stanley, 5.36%, due 1/2/07, maturity value $957 (collateralized by non-U.S. Government debt securities, value $996, 0.00% to 10.00%, 1/1/07 to 12/31/37).	956	956
Morgan Stanley, 5.51%, due 6/4/07, maturity value $685 (collateralized by non-U.S. Government debt securities, value $703, 0.00% to 10.00%, 1/1/07 to 12/31/37).(g)	669	669
Wachovia Capital, 5.38%, due 1/2/07, maturity value $3,060 (collateralized by non-U.S. Government debt securities, value $3,215, 3.86% to 8.17%, 8/15/13 to 10/17/44).	3,058	3,058

		25,972
TIME DEPOSITS(c)—0.00%
Bank of America N.A.
5.13%, 01/02/07	46	46

		46
VARIABLE & FLOATING RATE NOTES(c)—0.25%
Allstate Life Global Funding II
5.33%-5.43%, 11/02/07-01/25/08(d)	2,447	2,447
American Express Bank
5.32%, 02/28/07	956	956
American Express Centurion Bank
5.44%, 07/19/07	1,051	1,052
American Express Credit Corp.
5.45%, 07/05/07	287	287

AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	120	120
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(d)	717	717
ASIF Global Financing
5.41%, 05/03/07(d)	96	96
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(d)	621	621
Bank of Ireland
5.33%-5.35%, 08/14/07-12/20/07(d)	1,386	1,386
Beta Finance Inc.
5.32%-5.41%, 04/25/07-07/25/07(d)	2,437	2,437
BMW US Capital LLC
5.35%, 01/15/08(d)	956	956
BNP Paribas
5.35%, 11/19/07(d)	1,768	1,768
Carlyle Loan Investment Ltd.
5.40%, 04/13/07-07/15/07(d)	698	698
CC USA Inc.
5.37%, 07/30/07(d)	478	478
Commodore CDO Ltd.
5.44%, 12/12/07(d)	239	239
Credit Agricole SA
5.34%, 11/23/07	956	956
Credit Suisse First Boston NY
5.38%, 04/24/07	478	478
Cullinan Finance Corp.
5.36%, 04/25/07(d)	239	239
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	138	138
DEPFA Bank PLC
5.40%, 09/14/07	956	956
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(d)	1,099	1,099
Eli Lilly Services Inc.
5.34%, 12/31/07(d)	638	638
Fifth Third Bancorp
5.33%, 12/21/07(d)	1,912	1,912
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(d)	621	621
General Electric Capital Corp.
5.31%-5.48%, 07/09/07-01/24/08(d)	1,004	1,003
Granite Master Issuer PLC
5.32%, 08/20/07(d)	3,345	3,345
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(d)	2,198	2,178
Hartford Life Global Funding Trust
5.37%-5.41%, 07/13/07-01/15/08	1,434	1,434
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	956	956
Holmes Financing PLC
5.32%, 07/16/07(d)	1,673	1,673
JPMorgan Chase & Co.
5.32%-5.45%, 07/27/07-08/02/07(g)	2,628	2,629
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	717	717
Kestrel Funding LLC
5.33%, 07/11/07(d)	382	382
Kommunalkredit Austria AG
5.35%, 01/09/08(d)	573	573

Leafs LLC
5.35%, 01/22/07-02/20/07(d)	996	995
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(d)	1,051	1,051
Lothian Mortgages Master Issuer PLC
5.32%, 04/24/07(d)	378	378
Marshall & Ilsley Bank
5.35%, 01/15/08	526	526
Master Funding LLC
5.38%, 04/25/07-05/25/07(d)	1,730	1,729
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	1,051	1,051
Metropolitan Life Global Funding I
5.36%, 02/08/07(d)	1,434	1,434
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(d)(g)	96	96
Mound Financing PLC
5.32%, 05/08/07(d)	898	898
Natexis Banques Populaires
5.35%-5.37%, 02/05/07-01/15/08(d)	3,441	3,441
National City Bank of Indiana
5.35%, 05/21/07	478	478
Nationwide Building Society
5.38%-5.49%, 02/08/07-10/26/07(d)	3,154	3,155
Newcastle Ltd.
5.37%, 04/24/07(d)	337	337
Northern Rock PLC
5.39%, 08/03/07(d)	1,147	1,147
Northlake CDO I
5.42%, 09/06/07(d)	287	287
Pricoa Global Funding I
5.34%, 11/27/07	1,290	1,290
Principal Life Global Funding I
5.80%, 02/08/07	430	430
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	1,386	1,386
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(d)	956	956
Strips III LLC
5.40%, 07/24/07(d)	207	207
SunTrust Bank
5.32%, 05/01/07	956	956
Tango Finance Corp.
5.30%-5.35%, 04/25/07-07/16/07(d)	2,332	2,331
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(d)	1,577	1,577
Wachovia Asset Securitization Inc.
5.34%, 01/25/07(d)	1,168	1,168
Wachovia Bank N.A.
5.36%, 05/22/07	1,912	1,912
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	717	717
Wells Fargo & Co.
5.36%, 11/15/07(d)	478	478
WhistleJacket Capital Ltd.
5.31%-5.35%, 04/18/07-06/13/07(d)	717	717
White Pine Finance LLC
5.31%-5.32%, 05/22/07-08/20/07(d)	2,867	2,868
Wind Master Trust
5.34%, 07/25/07(d)	382	382

		70,563

TOTAL SHORT-TERM INVESTMENTS
(Cost: $161,534)	161,534

TOTAL INVESTMENTS IN SECURITIES—100.24%
(Cost: $25,189,156)	27,905,996
Other Assets, Less Liabilities—(0.24)%	(65,984)

NET ASSETS—100.00%	$27,840,012

ADR - American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

December 31, 2006

Security	Shares	Value

COMMON STOCKS—99.84%

AUSTRALIA—8.54%
Alumina Ltd.	21,250	$106,190
Amcor Ltd.	17,040	97,374
BHP Billiton Ltd.	61,390	1,224,206
BlueScope Steel Ltd.	11,860	80,580
Boral Ltd.	11,150	67,056
Newcrest Mining Ltd.	5,960	123,784
Orica Ltd.	6,100	116,835
Rinker Group Ltd.	16,690	237,449
Rio Tinto Ltd.	5,120	299,844
Zinifex Ltd.	4,608	68,246

		2,421,564
BELGIUM—0.60%
Solvay SA	1,110	170,082

		170,082
BRAZIL—3.68%
Aracruz Celulose SA ADR	1,000	61,240
Companhia Siderurgica Nacional SA ADR	2,800	83,944
Companhia Vale do Rio Doce ADR	12,270	364,910
Companhia Vale do Rio Doce Sponsored ADR	16,900	443,625
Gerdau SA Sponsored ADR	5,570	89,120

		1,042,839
CANADA—7.78%
Agnico-Eagle Mines Ltd.	2,050	84,716
Agrium Inc.	2,560	80,384
Alcan Inc.	6,600	322,031
Barrick Gold Corp.	15,100	465,184
Domtar Inc.(a)	3,040	25,732
Fording Canadian Coal Trust	2,580	53,320
Goldcorp Inc.	12,201	347,147
IPSCO Inc.	790	74,390
Kinross Gold Corp.(a)	6,320	75,056
Lundin Mining Corp.(a)	1,200	44,341
Nova Chemicals Corp.	1,580	44,126
Novelis Inc.	1,310	36,687
Potash Corp. of Saskatchewan Inc.	1,890	271,230
Teck Cominco Ltd. Class B	3,730	281,745

		2,206,089
CHILE—0.34%
Sociedad Quimica y Minera de Chile SA ADR	700	94,899

		94,899
FINLAND—1.40%
Stora Enso OYJ Class R	10,610	167,891
UPM-Kymmene OYJ	9,040	227,922

		395,813

FRANCE—3.38%
Lafarge SA	3,040	451,780
L’Air Liquide SA	2,140	507,662

		959,442
GERMANY—7.58%
BASF AG	9,280	903,708
Bayer AG	13,450	721,139
Linde AG	1,970	203,299
ThyssenKrupp AG	6,840	321,908

		2,150,054
IRELAND—1.40%
CRH PLC	9,560	397,603

		397,603
JAPAN—12.41%
Asahi Kasei Corp.	20,000	130,754
JFE Holdings Inc.	9,000	463,010
JSR Corp.	4,000	103,395
Kobe Steel Ltd.	40,000	136,964
Kuraray Co. Ltd.	5,000	58,915
Mitsubishi Chemical Holdings Corp.	20,000	125,886
Mitsubishi Materials Corp.	19,000	71,277
Mitsui Chemicals Inc.	11,000	84,562
Mitsui Mining & Smelting Co. Ltd.	10,000	50,019
Nippon Paper Group Inc.	20	75,364
Nippon Steel Corp.	100,000	574,042
Nitto Denko Corp.	3,000	150,057
Oji Paper Co. Ltd.	16,000	84,864
Shin-Etsu Chemical Co. Ltd.	7,000	468,214
Sumitomo Chemical Co. Ltd.	24,000	185,909
Sumitomo Metal Industries Ltd.	70,000	303,722
Sumitomo Metal Mining Co. Ltd.	10,000	128,152
Teijin Ltd.	20,000	123,033
Toray Industries Inc.	20,000	149,721
Toyo Seikan Kaisha Ltd.	3,000	49,624

		3,517,484
MEXICO—1.75%
Cemex SA de CV Series CPO(a)	147,000	497,065

		497,065
NETHERLANDS—3.84%
Akzo Nobel NV	5,110	311,377
Koninklijke DSM NV	3,750	185,089
Mittal Steel Co. NV	14,020	591,045

		1,087,511
PORTUGAL—0.18%
CIMPOR-Cimentos de Portugal SGPS SA	6,060	50,264

		50,264
SOUTH KOREA—1.86%
POSCO ADR	6,360	525,781

		525,781
SPAIN—0.24%
Acerinox SA	2,200	66,869

		66,869

SWEDEN—0.73%
Holmen AB Class B	770	33,532
Svenska Cellulosa AB Class B	3,320	173,447

		206,979
SWITZERLAND—3.16%
Ciba Specialty Chemicals AG Registered	1,250	82,995
Clariant AG Registered(a)	4,300	64,287
Givaudan SA Registered	110	101,647
Holcim Ltd. Registered	3,240	296,476
Syngenta AG Registered(a)	1,880	349,141

		894,546
TAIWAN—1.34%
China Steel Corp. Sponsored GDR	17,955	381,185

		381,185
UNITED KINGDOM—15.69%
Anglo American PLC	26,600	1,296,819
BHP Billiton PLC	42,950	785,537
Corus Group PLC	15,990	166,019
Hanson PLC	11,730	176,887
Imperial Chemical Industries PLC	21,370	189,046
Johnson Matthey PLC	3,650	100,653
Lonmin PLC	2,200	129,602
Rexam PLC	10,100	103,877
Rio Tinto PLC	18,370	977,198
Xstrata PLC	10,490	523,528

		4,449,166
UNITED STATES—23.94%
Air Products & Chemicals Inc.	4,050	284,634
Alcoa Inc.	15,290	458,853
Allegheny Technologies Inc.	1,720	155,970
Ashland Inc.	1,380	95,468
Ball Corp.	2,010	87,636
Bemis Co. Inc.	1,650	56,067
Dow Chemical Co. (The)	17,180	686,169
Du Pont (E.I.) de Nemours and Co.	16,490	803,228
Eastman Chemical Co.	1,570	93,117
Ecolab Inc.	3,250	146,900
Freeport-McMoRan Copper & Gold Inc.	3,470	193,383
Hercules Inc.(a)	2,150	41,516
International Flavors & Fragrances Inc.	1,480	72,757
International Paper Co.	7,550	257,455
MeadWestvaco Corp.	3,240	97,394
Monsanto Co.	9,590	503,763
Newmont Mining Corp.	7,950	358,943
Nucor Corp.	5,300	289,698
Pactiv Corp.(a)	2,640	94,222
Phelps Dodge Corp.	3,590	429,795
PPG Industries Inc.	3,050	195,841
Praxair Inc.	5,810	344,707
Rohm & Haas Co.	2,740	140,069
Sealed Air Corp.	1,470	95,432
Sigma-Aldrich Corp.	1,240	96,373
Temple-Inland Inc.	1,940	89,298
United States Steel Corp.	2,150	157,251
Vulcan Materials Co.	1,710	153,678
Weyerhaeuser Co.	4,360	308,034

		6,787,651

TOTAL COMMON STOCKS
(Cost: $24,326,552)		28,302,886

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.05%

MONEY MARKET FUNDS—0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(b)(c)	15,536	15,536

		15,536

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,536)		15,536

TOTAL INVESTMENTS IN SECURITIES—99.89%
(Cost: $24,342,088)		28,318,422
Other Assets, Less Liabilities—0.11%		29,821

NET ASSETS—100.00%		$28,348,243

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

December 31, 2006

Security	Shares	Value

COMMON STOCKS—99.88%

CANADA—1.39%
Celestica Inc.(a)	12,383	$96,621
Cognos Inc.(a)	7,015	298,697
Nortel Networks Corp.(a)	27,827	747,984
Research in Motion Ltd.(a)	10,277	1,315,866

		2,459,168
FINLAND—3.02%
Nokia OYJ	261,507	5,338,064

		5,338,064
FRANCE—2.13%
Alcatel-Lucent	149,267	2,145,457
Cap Gemini SA	9,333	585,196
Dassault Systemes SA	4,270	226,351
STMicroelectronics NV	43,554	808,075

		3,765,079
GERMANY—2.12%
Infineon Technologies AG(a)	50,386	709,595
SAP AG	57,096	3,031,161

		3,740,756
JAPAN—10.67%
Advantest Corp.	12,200	698,284
Canon Inc.	78,300	4,402,753
Fujitsu Ltd.	124,000	971,978
Hirose Electric Co. Ltd.	2,000	226,763
Hitachi Ltd.	201,000	1,251,664
Hoya Corp.	27,500	1,070,874
Keyence Corp.	2,100	519,735
Konica Minolta Holdings Inc.(a)	35,500	500,524
Kyocera Corp.	10,100	951,047
Murata Manufacturing Co. Ltd.	13,100	885,024
NEC Corp.	130,000	620,788
Nintendo Co. Ltd.	7,100	1,841,215
NTT Data Corp.	83	415,157
Ricoh Co. Ltd.	37,000	754,563
Rohm Co. Ltd.	6,500	646,427
TDK Corp.	7,800	619,261
Tokyo Electron Ltd.	10,900	858,059
Toshiba Corp.	191,000	1,242,289
Yahoo! Japan Corp.	976	388,254

		18,864,659
NETHERLANDS—0.46%
ASML Holding NV(a)	32,818	815,310

		815,310

SOUTH KOREA—3.17%
Samsung Electronics Co. Ltd. GDR(b)	17,030	5,602,870

		5,602,870
SWEDEN—2.19%
Telefonaktiebolaget LM Ericsson Class B	957,395	3,868,475

		3,868,475
TAIWAN—3.40%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	384,666	4,204,399
United Microelectronics Corp. ADR	517,585	1,806,372

		6,010,771
UNITED KINGDOM—0.76%
ARM Holdings PLC	98,088	241,406
Electrocomponents PLC	30,500	175,050
LogicaCMG PLC	97,417	354,627
Misys PLC	35,319	149,482
Sage Group PLC	81,008	429,656

		1,350,221
UNITED STATES—70.57%
ADC Telecommunications Inc.(a)	6,527	94,837
Adobe Systems Inc.(a)	38,125	1,567,700
Advanced Micro Devices Inc.(a)	35,197	716,259
Affiliated Computer Services Inc. Class A(a)	7,015	342,613
Agilent Technologies Inc.(a)	27,023	941,752
Altera Corp.(a)	23,424	460,984
Analog Devices Inc.	22,753	747,891
Apple Computer Inc.(a)	55,083	4,673,242
Applied Materials Inc.	90,768	1,674,670
Autodesk Inc.(a)	14,640	592,334
Automatic Data Processing Inc.	35,335	1,740,249
Avaya Inc.(a)	29,463	411,893
BMC Software Inc.(a)	14,701	473,372
Broadcom Corp. Class A(a)	30,683	991,368
CA Inc.	26,291	595,491
Ciena Corp.(a)	5,429	150,438
Cisco Systems Inc.(a)	393,140	10,744,516
Citrix Systems Inc.(a)	11,956	323,410
Cognizant Technology Solutions Corp.(a)	9,333	720,134
Computer Sciences Corp.(a)	10,675	569,725
Compuware Corp.(a)	24,095	200,711
Comverse Technology Inc.(a)	12,017	253,679
Convergys Corp.(a)	9,150	217,587
Corning Inc.(a)	101,260	1,894,575
Dell Inc.(a)	144,204	3,618,078
eBay Inc.(a)	75,274	2,263,489
Electronic Arts Inc.(a)	19,764	995,315
Electronic Data Systems Corp.	33,245	915,900
EMC Corp.(a)	145,140	1,915,848
Fidelity National Information Services Inc.	9,821	393,724
First Data Corp.	48,312	1,232,922
Fiserv Inc.(a)	10,935	573,213
Google Inc. Class A(a)	13,847	6,376,267
Hewlett-Packard Co.	177,449	7,309,124
Intel Corp.	372,161	7,536,260
International Business Machines Corp.	97,385	9,460,953
Intuit Inc.(a)	23,302	710,944

Jabil Circuit Inc.	12,261	301,007
JDS Uniphase Corp.(a)	13,636	227,176
Juniper Networks Inc.(a)	35,929	680,495
KLA-Tencor Corp.	13,237	658,541
Lexmark International Inc. Class A(a)	6,832	500,102
Linear Technology Corp.	19,398	588,147
LSI Logic Corp.(a)	28,731	258,579
Maxim Integrated Products Inc.	20,618	631,323
Micron Technology Inc.(a)	47,946	669,326
Microsoft Corp.	555,588	16,589,858
Molex Inc.	10,919	345,368
Motorola Inc.	156,160	3,210,650
National Semiconductor Corp.	20,008	454,182
NCR Corp.(a)	11,407	487,763
Network Appliance Inc.(a)	24,583	965,620
Novell Inc.(a)	21,045	130,479
Novellus Systems Inc.(a)	8,601	296,046
NVIDIA Corp.(a)	23,546	871,437
Oracle Corp.(a)	261,080	4,474,911
Paychex Inc.	21,655	856,239
PMC-Sierra Inc.(a)	13,786	92,504
QLogic Corp.(a)	11,346	248,704
QUALCOMM Inc.	105,652	3,992,589
Sabre Holdings Corp.	8,174	260,669
SanDisk Corp.(a)	14,640	629,959
Sanmina-SCI Corp.(a)	34,221	118,062
Solectron Corp.(a)	59,963	193,081
Sun Microsystems Inc.(a)	229,116	1,241,809
Symantec Corp.(a)	61,838	1,289,322
Symbol Technologies Inc.	18,117	270,668
Tektronix Inc.	5,246	153,026
Tellabs Inc.(a)	28,914	296,658
Teradyne Inc.(a)	13,542	202,588
Texas Instruments Inc.	97,414	2,805,523
Unisys Corp.(a)	21,472	168,340
VeriSign Inc.(a)	15,738	378,499
Western Union Co.	50,908	1,141,357
Xerox Corp.(a)	65,026	1,102,191
Xilinx Inc.	22,936	546,106
Yahoo! Inc.(a)	79,727	2,036,228

		124,766,599

TOTAL COMMON STOCKS
(Cost: $169,993,585)		176,581,972

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.08%

MONEY MARKET FUNDS—0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(c)(d)	148,353	148,353

		148,353

TOTAL SHORT-TERM INVESTMENTS
(Cost: $148,353)		148,353

TOTAL INVESTMENTS IN SECURITIES—99.96%
(Cost: $170,141,938)	176,730,325
Other Assets, Less Liabilities—0.04%	64,639

NET ASSETS—100.00%	$176,794,964

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

(a)	Non-income earning security.
(b)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

December 31, 2006

Security	Shares	Value

COMMON STOCKS—99.55%

AUSTRALIA—2.17%
Telstra Corporation Ltd.(a)	843,641	$2,752,925
Telstra Corporation Ltd. Installment Receipt(b)	603,393	1,279,349

		4,032,274
AUSTRIA—0.72%
Telekom Austria AG	49,884	1,335,325

		1,335,325
BELGIUM—0.63%
Belgacom SA	26,491	1,165,693

		1,165,693
BRAZIL—0.44%
Brasil Telecom Participacoes SA ADR	6,431	274,539
Tele Norte Leste Participacoes SA ADR	36,639	546,654

		821,193
CANADA—4.03%
BCE Inc.	113,870	3,072,543
Rogers Communications Inc. Class B	74,104	2,209,684
TELUS Corp.	47,495	2,184,354

		7,466,581
CHILE—0.08%
Compania de Telecomunicaciones de Chile SA ADR	18,130	145,584

		145,584
FRANCE—4.97%
Bouygues SA	38,080	2,441,916
France Telecom SA	245,145	6,772,306

		9,214,222
GERMANY—4.12%
Deutsche Telekom AG	418,664	7,640,667

		7,640,667
GREECE—0.69%
Hellenic Telecommunications Organization SA ADR(b)	84,679	1,282,887

		1,282,887
HONG KONG—3.19%
China Mobile Ltd.	685,000	5,918,802

		5,918,802
ITALY—2.50%
Telecom Italia SpA	1,536,065	4,638,469

		4,638,469

JAPAN—6.99%
Nippon Telegraph & Telephone Corp.	1,485	7,303,177
NTT DoCoMo Inc.	2,333	3,680,953
SoftBank Corp.(a)	102,300	1,987,533

		12,971,663
MEXICO—3.59%
America Movil SA de CV Series L ADR	121,171	5,479,353
Telefonos de Mexico ADR	41,723	1,179,092

		6,658,445
NETHERLANDS—2.19%
Koninklijke KPN NV	285,383	4,052,970

		4,052,970
NEW ZEALAND—0.24%
Telecom Corp. of New Zealand Ltd.	131,806	446,725

		446,725
NORWAY—1.10%
Telenor ASA	108,560	2,044,321

		2,044,321
PORTUGAL—1.11%
Portugal Telecom SGPS ADR	158,759	2,054,341

		2,054,341
SINGAPORE—0.89%
Singapore Telecommunications Ltd.	769,550	1,645,131

		1,645,131
SOUTH KOREA—0.74%
SK Telecom Co. Ltd. ADR	51,867	1,373,438

		1,373,438
SPAIN—7.87%
Telefonica SA	686,524	14,593,192

		14,593,192
SWEDEN—1.14%
TeliaSonera AB	256,827	2,111,138

		2,111,138
SWITZERLAND—0.64%
Swisscom AG ADR	31,288	1,181,435

		1,181,435
TAIWAN—0.64%
Chunghwa Telecom Co. Ltd. Sponsored ADR	60,609	1,195,816

		1,195,816
UNITED KINGDOM—15.24%
BT Group PLC	1,159,468	6,841,797
Cable & Wireless PLC	342,045	1,056,031
Vodafone Group PLC	7,354,645	20,367,713

		28,265,541
UNITED STATES—33.63%
Alltel Corp.	52,392	3,168,668

AT&T Inc.	535,838	19,156,208
BellSouth Corp.	254,172	11,974,043
CenturyTel Inc.	16,225	708,383
Citizens Communications Co.	45,135	648,590
Embarq Corp.	20,886	1,097,768
Qwest Communications International Inc.(b)	223,728	1,872,603
Sprint Nextel Corp.	403,855	7,628,821
Verizon Communications Inc.	407,041	15,158,207
Windstream Corp.	66,670	948,047

		62,361,338

TOTAL COMMON STOCKS
(Cost: $158,742,706)		184,617,191

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—1.52%

CERTIFICATES OF DEPOSIT(c)—0.03%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$13,918	13,918
Washington Mutual Bank
5.33%, 03/19/07	49,707	49,707

		63,625
COMMERCIAL PAPER(c)—0.31%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(d)	20,899	20,595
Aspen Funding Corp.
5.26%, 02/21/07(d)	12,924	12,829
Beta Finance Inc.
5.27%, 01/25/07(d)	3,977	3,963
BNP Paribas Finance Inc.
5.12%, 06/06/07	6,959	6,806
CAFCO LLC
5.26%, 01/30/07(d)	9,941	9,901
Cantabric Finance LLC
5.25%-5.26%, 01/25/07-03/06/07(d)	23,859	23,686
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	23,462	23,174
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(d)	1,988	1,986
Curzon Funding LLC
5.24%, 02/27/07(d)	10,906	10,817
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	8,240	8,122
Eureka Securitization
5.26%, 02/09/07(d)	24,853	24,715
Five Finance Inc.
5.22%, 04/20/07(d)	9,146	9,003
General Electric Capital Corp.
5.12%, 06/04/07(d)	14,912	14,588
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(d)	32,608	32,293
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(d)	38,771	37,968
Harrier Finance Funding LLC
5.12%, 06/06/07(d)	19,883	19,445
KKR Atlantic Funding Trust
5.32%, 01/03/07(d)	14,912	14,910

Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(d)	65,433	65,040
Lockhart Funding LLC
5.28%, 02/09/07(d)	19,883	19,772
Nationwide Building Society
5.21%, 04/13/07(d)	18,889	18,613
Nestle Capital Corp.
5.19%, 08/09/07(d)	11,930	11,553
Norddeutsche Landesbank
5.27%, 02/15/07	18,889	18,767
Polonius Inc.
5.26%, 02/20/07(d)	5,623	5,583
Regency Markets No. 1 LLC
5.32%, 01/22/07(d)	6,608	6,588
Sedna Finance Inc.
5.22%, 04/17/07(d)	11,333	11,161
Societe Generale
5.18%, 05/16/07	49,707	48,748
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(d)	50,452	49,966
Thornburg Mortgage Capital Resources
5.28%, 01/17/07-03/12/07(d)	24,496	24,327
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	11,619	11,546

		566,465
MEDIUM-TERM NOTES(c)—0.03%
Bank of America N.A.
5.28%, 04/20/07	4,971	4,971
Cullinan Finance Corp.
5.71%, 06/28/07(d)	14,912	14,912
K2 USA LLC
5.39%, 06/04/07(d)	14,912	14,912
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	23,263	23,263

		58,058
MONEY MARKET FUNDS—0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	144,232	144,232

		144,232
REPURCHASE AGREEMENTS(c)—0.29%
Banc of America Securities LLC, 5.36%, due 1/2/07, maturity value $39,789 (collateralized by non-U.S. Government debt securities, value $41,005, 4.25% to 8.00%, 3/1/08 to 7/15/17).	$39,765	39,765
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $29,842 (collateralized by U.S. Government obligations, value $30,439, 0.00% to 11.00%, 1/1/08 to 1/1/37).	29,824	29,824
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $69,632 (collateralized by non-U.S. Government debt securities, value $76,594, 1.00% to 8.84%, 8/3/14 to 12/25/46).	69,590	69,590

BNP Securities Corp., 5.36%, due 1/2/07, maturity value $1,989 (collateralized by non-U.S. Government debt securities, value $2,090, 5.46%, 3/15/08).	1,988	1,988
Citigroup Global Markets Holdings Inc., 5.36%, due 1/2/07, maturity value $69,631 (collateralized by non-U.S. Government debt securities, value $73,153, 3.78% to 7.41%, 11/25/19 to 10/25/45).	69,589	69,589
Citigroup Global Markets Holdings Inc., 5.42%, due 1/2/07, maturity value $21,884 (collateralized by non-U.S. Government debt securities, value $24,396, 0.00% to 10.00%, 6/1/28 to 11/16/36).	21,871	21,871
Citigroup Global Markets Holdings Inc., 5.46%, due 1/2/07, maturity value $11,937 (collateralized by non-U.S. Government debt securities, value $13,307, 0.00% to 10.00%, 6/1/28 to 11/16/36).	11,930	11,930
Goldman Sachs & Co. Inc., 5.35%, due 1/2/07, maturity value $39,789 (collateralized by non-U.S. Government debt securities, value $41,377, 0.00% to 10.00%, 1/23/07 to 5/15/44).	39,765	39,765
Goldman Sachs Group Inc., 5.36%, due 1/2/07, maturity value $7,382 (collateralized by non-U.S. Government debt securities, value $7,674, 0.00% to 10.00%, 1/23/07 to 5/15/44).	7,378	7,378
Goldman Sachs Group Inc., 5.46%, due 1/2/07, maturity value $11,937 (collateralized by non-U.S. Government debt securities, value $12,413, 0.00% to 10.00%, 1/23/07 to 5/15/44).	11,930	11,930
Greenwich Capital Markets Inc., 5.46%, due 1/2/07, maturity value $9,947 (collateralized by non-U.S. Government debt securities, value $11,001, 5.58%, 1/8/36).	9,941	9,941
HSBC Securities Inc., 5.36%, due 1/2/07, maturity value $9,947 (collateralized by non-U.S. Government debt securities, value $10,451, 3.16% to 5.32%, 5/15/34 to 6/1/46).	9,941	9,941
JP Morgan Securities Inc., 5.41%, due 1/2/07, maturity value $4,974 (collateralized by non-U.S. Government debt securities, value $5,226, 5.75% to 8.75%, 10/1/08 to 9/15/25).	4,971	4,971
Lehman Brothers Holdings Inc., 5.36%, due 1/2/07, maturity value $39,789 (collateralized by non-U.S. Government debt securities, value $41,006, 3.34% to 8.75%, 6/15/07 to 12/1/66).	39,765	39,765
Lehman Brothers Holdings Inc., 5.44%, due 1/2/07, maturity value $14,921 (collateralized by non-U.S. Government debt securities, value $15,369, 5.50% to 8.88%, 4/15/11 to 12/1/66).	14,912	14,912
Merrill Lynch & Co. Inc., 5.36%, due 1/2/07, maturity value $39,789 (collateralized by non-U.S. Government debt securities, value $41,085, 0.00% to 10.13%, 6/15/07 to 9/1/26).	39,765	39,765
Merrill Lynch & Co. Inc., 5.44%, due 1/2/07, maturity value $19,895 (collateralized by non-U.S. Government debt securities, value $20,492, 4.37% to 7.75%, 3/3/08 to 12/1/25).	19,883	19,883

Morgan Stanley, 5.36%, due 1/2/07, maturity value $19,895 (collateralized by non-U.S. Government debt securities, value $20,712, 0.00% to 10.00%, 1/1/07 to 12/31/37).	19,883	19,883
Morgan Stanley, 5.51%, due 6/4/07, maturity value $14,248 (collateralized by non-U.S. Government debt securities, value $14,620, 0.00% to 10.00%, 1/1/07 to 12/31/37).(g)	13,918	13,918
Wachovia Capital, 5.38%, due 1/2/07, maturity value $63,663 (collateralized by non-U.S. Government debt securities, value $66,882, 3.86% to 8.17%, 8/15/13 to 10/17/44).	63,625	63,625

		540,234
TIME DEPOSITS(c)—0.00%
Bank of America N.A.
5.13%, 01/02/07	952	952

		952
VARIABLE & FLOATING RATE NOTES(c)—0.78%
Allstate Life Global Funding II
5.33%-5.43%, 11/02/07-01/25/08(d)	50,900	50,906
American Express Bank
5.32%, 02/28/07	19,883	19,882
American Express Centurion Bank
5.44%, 07/19/07	21,871	21,885
American Express Credit Corp.
5.45%, 07/05/07	5,965	5,967
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	2,488	2,488
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(d)	14,912	14,912
ASIF Global Financing
5.41%, 05/03/07(d)	1,988	1,989
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(d)	12,924	12,924
Bank of Ireland
5.33%-5.35%, 08/14/07-12/20/07(d)	28,830	28,831
Beta Finance Inc.
5.32%-5.41%, 04/25/07-07/25/07(d)	50,701	50,703
BMW US Capital LLC
5.35%, 01/15/08(d)	19,883	19,883
BNP Paribas
5.35%, 11/19/07(d)	36,783	36,783
Carlyle Loan Investment Ltd.
5.40%, 04/13/07-07/15/07(d)	14,514	14,515
CC USA Inc.
5.37%, 07/30/07(d)	9,941	9,942
Commodore CDO Ltd.
5.44%, 12/12/07(d)	4,971	4,971
Credit Agricole SA
5.34%, 11/23/07	19,883	19,883
Credit Suisse First Boston NY
5.38%, 04/24/07	9,941	9,942
Cullinan Finance Corp.
5.36%, 04/25/07(d)	4,971	4,971
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	2,872	2,872
DEPFA Bank PLC
5.40%, 09/14/07	19,883	19,883

Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(d)	22,865	22,866
Eli Lilly Services Inc.
5.34%, 12/31/07(d)	13,272	13,272
Fifth Third Bancorp
5.33%, 12/21/07(d)	39,765	39,765
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(d)	12,924	12,922
General Electric Capital Corp.
5.31%-5.48%, 07/09/07-01/24/08(d)	20,877	20,880
Granite Master Issuer PLC
5.32%, 08/20/07(d)	69,590	69,590
Harrier Finance Funding LLC
5.32%-5.37%, 07/25/07-08/15/07(d)	25,848	25,848
Hartford Life Global Funding Trust
5.37%-5.41%, 07/13/07-01/15/08	29,824	29,827
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	19,883	19,883
Holmes Financing PLC
5.32%, 07/16/07(d)	34,795	34,795
JPMorgan Chase & Co.
5.32%-5.45%, 07/27/07-08/02/07(g)	54,678	54,677
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	14,912	14,912
Kestrel Funding LLC
5.33%, 07/11/07(d)	7,953	7,953
Kommunalkredit Austria AG
5.35%, 01/09/08(d)	11,930	11,930
Leafs LLC
5.35%, 01/22/07-02/20/07(d)	20,710	20,710
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(d)	21,871	21,870
Lothian Mortgages Master Issuer PLC
5.32%, 04/24/07(d)	7,874	7,874
Marshall & Ilsley Bank
5.35%, 01/15/08	10,936	10,936
Master Funding LLC
5.38%, 04/25/07-05/25/07(d)	35,982	35,982
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	21,871	21,871
Metropolitan Life Global Funding I
5.36%, 02/08/07(d)	29,824	29,824
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(d)(g)	1,988	1,988
Mound Financing PLC
5.32%, 05/08/07(d)	18,690	18,690
Natexis Banques Populaires
5.35%-5.37%, 02/05/07-01/15/08(d)	71,578	71,577
National City Bank of Indiana
5.35%, 05/21/07	9,941	9,942
Nationwide Building Society
5.38%-5.49%, 02/08/07-10/26/07(d)	65,613	65,623
Newcastle Ltd.
5.37%, 04/24/07(d)	7,009	7,008
Northern Rock PLC
5.39%, 08/03/07(d)	23,859	23,860
Northlake CDO I
5.42%, 09/06/07(d)	5,965	5,965
Pricoa Global Funding I
5.34%, 11/27/07	26,842	26,842
Principal Life Global Funding I
5.80%, 02/08/07	8,947	8,951

Sedna Finance Inc.
5.33%-5.36%, 05/25/07 – 08/21/07(d)	28,830	28,830
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(d)	19,883	19,883
Strips III LLC
5.40%, 07/24/07(d)	4,304	4,304
SunTrust Bank
5.32%, 05/01/07	19,883	19,883
Tango Finance Corp.
5.30%-5.35%, 04/25/07-07/16/07(d)	48,514	48,512
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(d)	32,807	32,807
Wachovia Asset Securitization Inc.
5.34%, 01/25/07(d)	24,294	24,294
Wachovia Bank N.A.
5.36%, 05/22/07	39,765	39,765
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	14,912	14,917
Wells Fargo & Co.
5.36%, 11/15/07(d)	9,941	9,942
WhistleJacket Capital Ltd.
5.31%-5.35%, 04/18/07-06/13/07(d)	14,912	14,912
White Pine Finance LLC
5.31%-5.32%, 05/22/07-08/20/07(d)	59,648	59,639
Wind Master Trust
5.34%, 07/25/07(d)	7,953	7,953

		1,448,406

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,821,972)		2,821,972

TOTAL INVESTMENTS IN SECURITIES—101.07%
(Cost: $161,564,678)		187,439,163
Other Assets, Less Liabilities—(1.07)%		(1,979,470)

NET ASSETS—100.00%		$185,459,693

ADR - American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

December 31, 2006

Security	Shares	Value

COMMON STOCKS—100.92%

AUSTRALIA—0.48%
AGL Energy Ltd.(a)	10,830	$138,116

		138,116
BRAZIL—0.65%
Centrais Eletricas Brasileiras SA ADR	4,501	53,854
Companhia Energetica de Minas Gerais ADR	2,170	104,594
Companhia Paranaense de Energia ADR	2,380	26,132

		184,580
CANADA—0.38%
TransAlta Corp.	4,760	108,968

		108,968
CHILE—0.68%
Empresa Nacional de Electricidad SA ADR	2,600	95,550
Enersis SA ADR	6,100	97,600

		193,150
FINLAND—1.01%
Fortum OYJ	10,120	287,713

		287,713
FRANCE—9.61%
Electricite de France	5,940	432,369
Suez SA	30,150	1,559,680
Veolia Environnement	9,680	745,449

		2,737,498
GERMANY—12.13%
E.ON AG	16,410	2,225,143
RWE AG	11,170	1,229,898

		3,455,041
HONG KONG—2.24%
CLP Holdings Ltd.	45,000	332,701
Hong Kong & China Gas Co. Ltd. (The)	70,000	157,511
Hongkong Electric Holdings Ltd.	30,000	146,967

		637,179
ITALY—4.05%
Enel SpA	99,110	1,021,353
Snam Rete Gas SpA	23,150	131,189

		1,152,542
JAPAN—8.92%
Chubu Electric Power Co. Inc.	15,000	448,156
Kansai Electric Power Co. Inc. (The)	18,000	484,915

Kyushu Electric Power Co. Inc.	10,000	263,522
Osaka Gas Co. Ltd.	50,000	185,892
Tokyo Electric Power Co. Inc. (The)	27,000	872,393
Tokyo Gas Co. Ltd.	54,000	286,870

		2,541,748
PORTUGAL—1.01%
Energias de Portugal SA	56,740	287,310

		287,310
SPAIN—9.12%
Endesa SA	25,110	1,186,378
Gas Natural SDG SA	6,110	241,628
Iberdrola SA	21,380	933,743
Union Fenosa SA	4,740	234,390

		2,596,139
UNITED KINGDOM—12.87%
British Energy Group PLC(a)	13,360	141,981
Centrica PLC	86,210	598,133
Drax Group PLC	7,790	124,409
International Power PLC	34,920	260,902
National Grid PLC	64,590	931,659
Scottish & Southern Energy PLC	20,400	620,448
Scottish Power PLC	35,230	515,749
Severn Trent PLC	5,310	152,769
United Utilities PLC	20,920	319,360

		3,665,410
UNITED STATES—37.77%
AES Corp. (The)(a)	15,810	348,452
Allegheny Energy Inc.(a)	3,880	178,131
Ameren Corp.	5,220	280,471
American Electric Power Co. Inc.	9,470	403,233
CenterPoint Energy Inc.	7,390	122,526
CMS Energy Corp.(a)	5,250	87,675
Consolidated Edison Inc.	6,340	304,764
Constellation Energy Group Inc.	4,250	292,697
Dominion Resources Inc.	8,480	710,963
DTE Energy Co.	4,400	213,004
Duke Energy Corp.	29,600	983,016
Dynegy Inc. Class A(a)	8,750	63,350
Edison International	7,820	355,654
Entergy Corp.	4,940	456,061
Exelon Corp.	16,000	990,240
FirstEnergy Corp.	7,830	472,149
FPL Group Inc.	9,590	521,888
KeySpan Corp.	4,260	175,427
Nicor Inc.	1,060	49,608
NiSource Inc.	6,600	159,060
Peoples Energy Corp.	920	41,004
PG&E Corp.	8,290	392,366
Pinnacle West Capital Corp.	2,430	123,177
PPL Corp.	9,030	323,635
Progress Energy Inc.	6,230	305,768
Public Service Enterprise Group Inc.	6,030	400,271
Questar Corp.	2,020	167,761
Sempra Energy	6,230	349,129
Southern Co. (The)	17,940	661,268
TECO Energy Inc.	5,090	87,701
TXU Corp.	9,470	513,369

Xcel Energy Inc.	9,710	223,913

		10,757,731

TOTAL COMMON STOCKS
(Cost: $25,234,146)		28,743,125

Security	Shares	Value

PREFERRED STOCKS—0.17%

BRAZIL—0.17%
Centrais Eletricas Brasileiras SA ADR	4,382	49,156

		49,156

TOTAL PREFERRED STOCKS
(Cost: $42,810)		49,156

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.12%

MONEY MARKET FUNDS—0.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(b)(c)	32,970	32,970

		32,970

TOTAL SHORT-TERM INVESTMENTS
(Cost: $32,970)		32,970

TOTAL INVESTMENTS IN SECURITIES—101.21%
(Cost: $25,309,926)		28,825,251
SHORT POSITIONS(d)—(1.44)%
COMMON STOCKS—(1.44)%
SPECTRA ENERGY CORP	(14,800)	(410,700)

		(410,700)

TOTAL SHORT POSITIONS
(Proceeds: $410,539)		(410,700)

Other Assets, Less Liabilities—0.23%		67,067

NET ASSETS—100.00%		$28,481,618

ADR - American Depositary Receipts

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

December 31, 2006

Security	Shares	Value

COMMON STOCKS—96.56%

ARGENTINA—4.02%
Grupo Financiero Galicia SA ADR(a)	322,896	$3,086,886
Petrobras Energia Participaciones SA ADR(a)	310,434	3,784,191
Tenaris SA ADR	1,135,344	56,642,312

		63,513,389
BRAZIL—49.64%
Aracruz Celulose SA ADR	334,986	20,514,543
Banco Bradesco SA ADR	1,855,235	74,858,732
Banco Itau Holding Financiera SA ADR	2,696,320	97,471,968
Brasil Telecom Participacoes SA ADR	242,916	10,370,084
Centrais Eletricas Brasileiras SA ADR	935,208	11,189,670
Companhia de Bebidas das Americas ADR	1,067,640	52,100,832
Companhia Energetica de Minas Gerais ADR	468,162	22,565,408
Companhia Paranaense de Energia ADR	546,468	6,000,219
Companhia Siderurgica Nacional SA ADR	887,592	26,610,008
Companhia Vale do Rio Doce ADR	3,321,053	98,768,116
Companhia Vale do Rio Doce Sponsored ADR	4,472,556	117,404,595
Empresa Brasileira de Aeronautica SA ADR	493,644	20,451,671
Gerdau SA Sponsored ADR	1,786,716	28,587,456
Petroleo Brasileiro SA ADR	1,258,662	129,629,599
Tele Norte Leste Participacoes SA ADR(b)	1,342,176	20,025,266
Unibanco - Uniao de Bancos Brasileiros SA GDR	514,531	47,830,802

		784,378,969
CHILE—7.92%
Banco de Chile ADR	187,535	9,656,177
Banco Santander Chile SA ADR	477,090	22,976,654
Compania de Telecomunicaciones de Chile SA ADR	969,618	7,786,033
Distribucion y Servicio D&S SA ADR	511,128	10,519,014
Empresa Nacional de Electricidad SA ADR	894,863	32,886,215
Enersis SA ADR	1,523,340	24,373,440
Sociedad Quimica y Minera de Chile SA ADR	124,620	16,894,733

		125,092,266
MEXICO—34.98%
Alfa SAB de CV Class A	1,060,200	6,999,519
America Movil SA de CV Series L(b)	76,985,400	173,355,628
Cemex SA de CV Series CPO(a)	32,252,579	109,058,633
Fomento Economico Mexicano SAB(b)	3,403,800	39,351,398
Grupo Carso SA de CV Series A1(b)	3,589,800	13,262,522
Grupo Modelo SA de CV Series C(b)	2,697,000	14,943,616
Grupo Televisa SA Series CPO(b)	9,169,800	49,546,343
Kimberly-Clark de Mexico SA de CV Class A(b)	2,901,600	13,314,198
Telefonos de Mexico SA de CV Series L(b)	42,093,000	59,561,348
Wal-Mart de Mexico SA de CV Series V	16,684,200	73,289,728

		552,682,933

TOTAL COMMON STOCKS
(Cost: $1,201,271,771)		1,525,667,557

Security	Shares	Value

PREFERRED STOCKS—2.95%

BRAZIL—2.95%
Centrais Eletricas Brasileiras SA ADR(b)	783,804	8,792,557
Petroleo Brasileiro SA ADR	407,610	37,809,903

		46,602,460

TOTAL PREFERRED STOCKS
(Cost: $41,296,911)		46,602,460
Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—3.74%

CERTIFICATES OF DEPOSIT(c)—0.09%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$301,212	301,212
Washington Mutual Bank
5.33%, 03/19/07	1,075,759	1,075,759

		1,376,971
COMMERCIAL PAPER(c)—0.75%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(d)	452,296	445,823
Aspen Funding Corp.
5.26%, 02/21/07(d)	279,697	277,654
Beta Finance Inc.
5.27%, 01/25/07(d)	86,061	85,771
BNP Paribas Finance Inc.
5.12%, 06/06/07	150,606	147,289
CAFCO LLC
5.26%, 01/30/07(d)	215,152	214,271
Cantabric Finance LLC
5.25%-5.26%, 01/25/07-03/06/07(d)	516,364	512,623
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	507,758	501,527
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(d)	43,030	42,974
Curzon Funding LLC
5.24%, 02/27/07(d)	236,021	234,098
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	178,331	175,776
Eureka Securitization
5.26%, 02/09/07(d)	537,879	534,893
Five Finance Inc.
5.22%, 04/20/07(d)	197,940	194,840
General Electric Capital Corp.
5.12%, 06/04/07(d)	322,728	315,712
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(d)	705,698	698,877
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(d)	839,092	821,699
KKR Atlantic Funding Trust
5.32%, 01/03/07(d)	322,728	322,680
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(d)	1,416,111	1,407,618
Lockhart Funding LLC
5.28%, 02/09/07(d)	430,303	427,905

Nationwide Building Society
5.21%, 04/13/07(d)	408,788	402,813
Nestle Capital Corp.
5.19%, 08/09/07(d)	258,182	250,031
Norddeutsche Landesbank
5.27%, 02/15/07	408,788	406,158
Polonius Inc.
5.26%, 02/20/07(d)	121,690	120,819
Regency Markets No. 1 LLC
5.32%, 01/22/07(d)	143,003	142,580
Sedna Finance Inc.
5.22%, 04/17/07(d)	245,273	241,539
Societe Generale
5.18%, 05/16/07	1,075,759	1,055,017
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(d)	1,091,886	1,081,371
Thornburg Mortgage Capital Resources
5.28%, 01/17/07-03/12/07(d)	530,134	526,472
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	251,465	249,885

		11,838,715
MEDIUM-TERM NOTES(c)—0.08%
Bank of America N.A.
5.28%, 04/20/07	107,576	107,576
Cullinan Finance Corp.
5.71%, 06/28/07(d)	322,728	322,728
K2 USA LLC
5.39%, 06/04/07(d)	322,728	322,728
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	503,455	503,455

		1,256,487
MONEY MARKET FUNDS—0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	1,088,895	1,088,895

		1,088,895
REPURCHASE AGREEMENTS(c)—0.74%
Banc of America Securities LLC, 5.36%, due 1/2/07, maturity value $861,120 (collateralized by non-U.S. Government debt securities, value $887,438, 4.25% to 8.00%, 3/1/08 to 7/15/17).	$860,607	860,607
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $1,506,961 (collateralized by non-U.S. Government debt securities, value $1,657,658, 1.00% to 8.84%, 8/3/14 to 12/25/46).	1,506,062	1,506,062
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $645,840 (collateralized by U.S. Government obligations, value $658,760, 0.00% to 11.00%, 1/1/08 to 1/1/37).	645,455	645,455
BNP Securities Corp., 5.36%, due 1/2/07, maturity value $43,056 (collateralized by non-U.S. Government debt securities, value $45,233, 5.46%, 3/15/08).	43,030	43,030
Citigroup Global Markets Holdings Inc., 5.36%, due 1/2/07, maturity value $1,506,959 (collateralized by non-U.S. Government debt securities, value $1,583,172, 3.78% to 7.41%, 11/25/19 to 10/25/45).	1,506,062	1,506,062

Citigroup Global Markets Holdings Inc., 5.42%, due 1/2/07, maturity value $473,619 (collateralized by non-U.S. Government debt securities, value $527,974, 0.00% to 10.00%, 6/1/28 to 11/16/36).	473,334	473,334
Citigroup Global Markets Holdings Inc., 5.46%, due 1/2/07, maturity value $258,339 (collateralized by non-U.S. Government debt securities, value $287,987, 0.00% to 10.00%, 6/1/28 to 11/16/36).	258,182	258,182
Goldman Sachs & Co. Inc., 5.35%, due 1/2/07, maturity value $861,119 (collateralized by non-U.S. Government debt securities, value $895,479, 0.00% to 10.00%, 1/23/07 to 5/15/44).	860,607	860,607
Goldman Sachs Group Inc., 5.36%, due 1/2/07, maturity value $159,768 (collateralized by non-U.S. Government debt securities, value $166,091, 0.00% to 10.00%, 1/23/07 to 5/15/44).	159,673	159,673
Goldman Sachs Group Inc., 5.46%, due 1/2/07, maturity value $258,339 (collateralized by non-U.S. Government debt securities, value $268,647, 0.00% to 10.00%, 1/23/07 to 5/15/44).	258,182	258,182
Greenwich Capital Markets Inc., 5.46%, due 1/2/07, maturity value $215,283 (collateralized by non-U.S. Government debt securities, value $238,085, 5.58%, 1/8/36).	215,152	215,152
HSBC Securities Inc., 5.36%, due 1/2/07, maturity value $215,280 (collateralized by non-U.S. Government debt securities, value $226,189, 3.16% to 5.32%, 5/15/34 to 6/1/46).	215,152	215,152
JP Morgan Securities Inc., 5.41%, due 1/2/07, maturity value $107,641 (collateralized by non-U.S. Government debt securities, value $113,094, 5.75% to 8.75%, 10/1/08 to 9/15/25).	107,576	107,576
Lehman Brothers Holdings Inc., 5.36%, due 1/2/07, maturity value $861,120 (collateralized by non-U.S. Government debt securities, value $887,449, 3.34% to 8.75%, 6/15/07 to 12/1/66).	860,607	860,607
Lehman Brothers Holdings Inc., 5.44%, due 1/2/07, maturity value $322,923 (collateralized by non-U.S. Government debt securities, value $332,612, 5.50% to 8.88%, 4/15/11 to 12/1/66).	322,728	322,728
Merrill Lynch & Co. Inc., 5.36%, due 1/2/07, maturity value $861,120 (collateralized by non-U.S. Government debt securities, value $889,172, 0.00% to 10.13%, 6/15/07 to 9/1/26).	860,607	860,607
Merrill Lynch & Co. Inc., 5.44%, due 1/2/07, maturity value $430,563 (collateralized by non-U.S. Government debt securities, value $443,482, 4.37% to 7.75%, 3/3/08 to 12/1/25).	430,303	430,303
Morgan Stanley, 5.36%, due 1/2/07, maturity value $430,559 (collateralized by non-U.S. Government debt securities, value $448,256, 0.00% to 10.00%, 1/1/07 to 12/31/37).	430,303	430,303
Morgan Stanley, 5.51%, due 6/4/07, maturity value $308,358 (collateralized by non-U.S. Government debt securities, value $316,399, 0.00% to 10.00%, 1/1/07 to 12/31/37).(g)	301,212	301,212

Wachovia Capital, 5.38%, due 1/2/07, maturity value $1,377,794 (collateralized by non-U.S. Government debt securities, value $1,447,471, 3.86% to 8.17%, 8/15/13 to 10/17/44).	1,376,971	1,376,971

		11,691,805
TIME DEPOSITS(c)—0.00%
Bank of America N.A.
5.13%, 01/02/07	20,594	20,594

		20,594
VARIABLE & FLOATING RATE NOTES(c)—2.01%
Allstate Life Global Funding II
5.33%-5.43%, 11/02/07-01/25/08(d)	1,101,577	1,101,694
American Express Bank
5.32%, 02/28/07	430,303	430,303
American Express Centurion Bank
5.44%, 07/19/07	473,334	473,633
American Express Credit Corp.
5.45%, 07/05/07	129,091	129,135
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	53,839	53,839
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(d)	322,728	322,728
ASIF Global Financing
5.41%, 05/03/07(d)	43,030	43,038
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(d)	279,697	279,697
Bank of Ireland
5.33%-5.35%, 08/14/07-12/20/07(d)	623,940	623,956
Beta Finance Inc.
5.32%-5.41%, 04/25/07-07/25/07(d)	1,097,274	1,097,306
BMW US Capital LLC
5.35%, 01/15/08(d)	430,303	430,303
BNP Paribas
5.35%, 11/19/07(d)	796,061	796,061
Carlyle Loan Investment Ltd.
5.40%, 04/13/07-07/15/07(d)	314,121	314,121
CC USA Inc.
5.37%, 07/30/07(d)	215,152	215,169
Commodore CDO Ltd.
5.44%, 12/12/07(d)	107,576	107,576
Credit Agricole SA
5.34%, 11/23/07	430,303	430,303
Credit Suisse First Boston NY
5.38%, 04/24/07	215,152	215,155
Cullinan Finance Corp.
5.36%, 04/25/07(d)	107,576	107,576
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	62,162	62,162
DEPFA Bank PLC
5.40%, 09/14/07	430,303	430,303
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(d)	494,849	494,865
Eli Lilly Services Inc.
5.34%, 12/31/07(d)	287,228	287,228
Fifth Third Bancorp
5.33%, 12/21/07(d)	860,607	860,607
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(d)	279,697	279,677
General Electric Capital Corp.
5.31%-5.48%, 07/09/07-01/24/08(d)	451,819	451,883

Granite Master Issuer PLC
5.32%, 08/20/07(d)	1,506,062	1,506,062
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(d)	989,698	980,227
Hartford Life Global Funding Trust
5.37%-5.41%, 07/13/07-01/15/08	645,455	645,516
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	430,303	430,303
Holmes Financing PLC
5.32%, 07/16/07(d)	753,031	753,031
JPMorgan Chase & Co.
5.32%-5.45%, 07/27/07-08/02/07(g)	1,183,334	1,183,335
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	322,728	322,719
Kestrel Funding LLC
5.33%, 07/11/07(d)	172,121	172,112
Kommunalkredit Austria AG
5.35%, 01/09/08(d)	258,182	258,182
Leafs LLC
5.35%, 01/22/07-02/20/07(d)	448,216	448,216
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(d)	473,334	473,316
Lothian Mortgages Master Issuer PLC
5.32%, 04/24/07(d)	170,402	170,402
Marshall & Ilsley Bank
5.35%, 01/15/08	236,667	236,667
Master Funding LLC
5.38%, 04/25/07-05/25/07(d)	778,733	778,733
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	473,334	473,334
Metropolitan Life Global Funding I
5.36%, 02/08/07(d)	645,455	645,455
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(d)(g)	43,030	43,030
Mound Financing PLC
5.32%, 05/08/07(d)	404,485	404,485
Natexis Banques Populaires
5.35%-5.37%, 02/05/07-01/15/08(d)	1,549,092	1,549,081
National City Bank of Indiana
5.35%, 05/21/07	215,152	215,159
Nationwide Building Society
5.38%-5.49%, 02/08/07-10/26/07(d)	1,420,001	1,420,214
Newcastle Ltd.
5.37%, 04/24/07(d)	151,682	151,668
Northern Rock PLC
5.39%, 08/03/07(d)	516,364	516,372
Northlake CDO I
5.42%, 09/06/07(d)	129,091	129,091
Pricoa Global Funding I
5.34%, 11/27/07	580,910	580,910
Principal Life Global Funding I
5.80%, 02/08/07	193,637	193,728
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	623,940	623,932
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(d)	430,303	430,303
Strips III LLC
5.40%, 07/24/07(d)	93,145	93,145
SunTrust Bank
5.32%, 05/01/07	430,303	430,312
Tango Finance Corp.
5.30%-5.35%, 04/25/07-07/16/07(d)	1,049,940	1,049,887
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(d)	710,001	710,000

Wachovia Asset Securitization Inc.
5.34%, 01/25/07(d)	525,770	525,769
Wachovia Bank N.A.
5.36%, 05/22/07	860,607	860,607
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	322,728	322,844
Wells Fargo & Co.
5.36%, 11/15/07(d)	215,152	215,162
WhistleJacket Capital Ltd.
5.31%-5.35%, 04/18/07-06/13/07(d)	322,728	322,728
White Pine Finance LLC
5.31%-5.32%, 05/22/07-08/20/07(d)	1,290,910	1,290,746
Wind Master Trust
5.34%, 07/25/07(d)	172,121	172,121

		31,767,222

TOTAL SHORT-TERM INVESTMENTS
(Cost: $59,040,689)		59,040,689

TOTAL INVESTMENTS IN SECURITIES—103.25%
(Cost: $1,301,609,371)		1,631,310,706
Other Assets, Less Liabilities—(3.25)%		(51,307,619)

NET ASSETS—100.00%		$1,580,003,087

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 INDEX FUND

December 31, 2006

Security	Shares	Value

COMMON STOCKS—99.91%

ADVERTISING—0.21%
Catalina Marketing Corp.	137,307	$3,775,942
Harte-Hanks Inc.	182,697	5,062,534

		8,838,476
AEROSPACE & DEFENSE—0.49%
Alliant Techsystems Inc.(a)	123,933	9,690,321
DRS Technologies Inc.	151,181	7,964,215
Sequa Corp. Class A(a)	25,836	2,972,690

		20,627,226
AGRICULTURE—0.11%
Universal Corp.	96,965	4,752,255

		4,752,255
AIRLINES—0.46%
AirTran Holdings Inc.(a)(b)	342,337	4,019,036
Alaska Air Group Inc.(a)	150,061	5,927,409
JetBlue Airways Corp.(a)	660,699	9,381,926

		19,328,371
APPAREL—0.77%
Hanesbrands Inc.(a)	357,708	8,449,063
Polo Ralph Lauren Corp.	230,631	17,910,803
Timberland Co. Class A(a)	190,528	6,016,874

		32,376,740
AUTO MANUFACTURERS—0.32%
Oshkosh Truck Corp.	277,085	13,416,456

		13,416,456
AUTO PARTS & EQUIPMENT—0.72%
ArvinMeritor Inc.	265,849	4,846,427
Bandag Inc.	43,262	2,181,703
BorgWarner Inc.	215,926	12,743,953
Lear Corp.	253,537	7,486,948
Modine Manufacturing Co.	124,013	3,104,045

		30,363,076
BANKS—3.86%
Associated Bancorp	489,956	17,089,665
Bank of Hawaii Corp.	187,020	10,089,729
Cathay General Bancorp	193,971	6,693,939
City National Corp.	150,421	10,709,975
Colonial BancGroup Inc. (The)	575,200	14,805,648
Cullen/Frost Bankers Inc.	223,434	12,472,086
FirstMerit Corp.	301,346	7,274,492
Greater Bay Bancorp	191,923	5,053,333
Investors Financial Services Corp.	248,513	10,604,050

Mercantile Bankshares Corp.	471,749	22,073,136
SVB Financial Group(a)(b)	129,322	6,028,992
TCF Financial Corp.	423,597	11,615,030
Webster Financial Corp.	211,065	10,283,087
Westamerica Bancorp	115,983	5,872,219
Wilmington Trust Corp.	257,480	10,857,932

		161,523,313
BEVERAGES—0.30%
Hansen Natural Corp.(a)	228,990	7,712,383
PepsiAmericas Inc.	227,961	4,782,622

		12,495,005
BIOTECHNOLOGY—1.64%
Affymetrix Inc.(a)	254,656	5,872,367
Charles River Laboratories International Inc.(a)	251,720	10,886,890
Invitrogen Corp.(a)	181,019	10,243,865
Martek Biosciences Corp.(a)	121,192	2,828,621
Millennium Pharmaceuticals Inc.(a)	1,150,903	12,544,843
PDL BioPharma Inc.(a)	431,990	8,700,279
Vertex Pharmaceuticals Inc.(a)(b)	468,881	17,545,527

		68,622,392
BUILDING MATERIALS—0.61%
Florida Rock Industries Inc.	185,804	7,998,862
Martin Marietta Materials Inc.	169,735	17,637,164

		25,636,026
CHEMICALS—3.13%
Airgas Inc.	292,735	11,861,622
Albemarle Corp.	148,023	10,628,051
Cabot Corp.	238,221	10,379,289
Chemtura Corp.	905,722	8,722,103
Cytec Industries Inc.	156,341	8,834,830
Ferro Corp.	159,942	3,309,200
FMC Corp.	144,355	11,050,375
Lubrizol Corp.	257,589	12,912,937
Lyondell Chemical Co.	792,780	20,271,385
Minerals Technologies Inc.	72,282	4,249,459
Olin Corp.	273,549	4,519,029
RPM International Inc.	447,406	9,346,311
Sensient Technologies Corp.	174,561	4,294,201
Valspar Corp. (The)	382,484	10,571,858

		130,950,650
COAL—0.38%
Arch Coal Inc.	533,953	16,034,609

		16,034,609
COMMERCIAL SERVICES—4.75%
ADESA Inc.	338,438	9,391,654
Alliance Data Systems Corp.(a)	248,860	15,546,284
Avis Budget Group Inc.	377,336	8,184,418
Banta Corp.	90,798	3,305,047
Career Education Corp.(a)	356,514	8,834,417
ChoicePoint Inc.(a)	300,177	11,820,970
Corinthian Colleges Inc.(a)	324,328	4,420,591
Corporate Executive Board Co. (The)	146,836	12,877,517
Deluxe Corp.	193,634	4,879,577
DeVry Inc.	223,514	6,258,392
Gartner Inc.(a)	214,413	4,243,233
ITT Educational Services Inc.(a)	121,483	8,062,827
Kelly Services Inc. Class A	79,689	2,306,200

Korn/Ferry International(a)	159,052	3,651,834
Laureate Education Inc.(a)	193,296	9,399,984
Manpower Inc.	319,271	23,922,976
MPS Group Inc.(a)	386,259	5,477,153
Navigant Consulting Inc.(a)	199,481	3,941,745
Pharmaceutical Product Development Inc.	387,367	12,480,965
Quanta Services Inc.(a)	446,132	8,775,416
Rent-A-Center Inc.(a)	262,592	7,749,090
Rollins Inc.	112,273	2,482,356
Sotheby’s Holdings Inc. Class A	208,390	6,464,258
Strayer Education Inc.	53,968	5,723,306
United Rentals Inc.(a)	248,658	6,323,373
Valassis Communications Inc.(a)	179,737	2,606,186

		199,129,769
COMPUTERS—3.00%
BISYS Group Inc. (The)(a)	452,821	5,845,919
Cadence Design Systems Inc.(a)(b)	1,043,055	18,681,115
Ceridian Corp.(a)	523,041	14,634,687
Diebold Inc.	246,379	11,481,261
DST Systems Inc.(a)	208,934	13,085,536
Henry (Jack) & Associates Inc.	293,871	6,288,839
Imation Corp.	130,833	6,074,576
McDATA Corp. Class A(a)	599,222	3,325,682
Mentor Graphics Corp.(a)	305,684	5,511,483
Palm Inc.(a)	389,259	5,484,659
SRA International Inc. Class A(a)	153,938	4,116,302
Synopsys Inc.(a)	530,517	14,180,719
Western Digital Corp.(a)	830,516	16,992,357

		125,703,135
COSMETICS & PERSONAL CARE—0.15%
Alberto-Culver Co.	298,495	6,402,718

		6,402,718
DISTRIBUTION & WHOLESALE—1.22%
CDW Corp.	225,798	15,878,115
Fastenal Co.	471,099	16,903,032
Ingram Micro Inc. Class A(a)	521,040	10,634,426
Tech Data Corp.(a)	205,080	7,766,380

		51,181,953
DIVERSIFIED FINANCIAL SERVICES—2.42%
AmeriCredit Corp.(a)	434,671	10,940,669
Eaton Vance Corp.	477,726	15,769,735
Edwards (A.G.) Inc.	285,810	18,088,915
IndyMac Bancorp Inc.	263,138	11,883,312
Jefferies Group Inc.	379,885	10,188,516
Nuveen Investments Inc. Class A	295,903	15,351,448
Raymond James Financial Inc.	340,650	10,325,102
Waddell & Reed Financial Inc. Class A	316,752	8,666,335

		101,214,032
ELECTRIC—6.05%
Alliant Energy Corp.	436,511	16,487,020
Aquila Inc.(a)	1,407,537	6,615,424
Black Hills Corp.	125,233	4,626,107
DPL Inc.	425,122	11,809,889
Duquesne Light Holdings Inc.	329,691	6,544,366
Energy East Corp.	555,408	13,774,118
Great Plains Energy Inc.	301,783	9,596,699
Hawaiian Electric Industries Inc.	305,987	8,307,547
IDACORP Inc.	161,044	6,224,351

MDU Resources Group Inc.	677,858	17,380,279
Northeast Utilities	578,746	16,297,487
NSTAR	401,639	13,800,316
OGE Energy Corp.	342,336	13,693,440
Pepco Holdings Inc.	717,583	18,664,334
PNM Resources Inc.	280,653	8,728,308
Puget Energy Inc.	437,284	11,089,522
SCANA Corp.	436,533	17,731,970
Sierra Pacific Resources Corp.(a)	831,183	13,988,810
Westar Energy Inc.	328,395	8,525,134
Wisconsin Energy Corp.	439,738	20,869,965
WPS Resources Corp.	162,366	8,772,635

		253,527,721
ELECTRICAL COMPONENTS & EQUIPMENT—0.91%
AMETEK Inc.	398,348	12,683,400
Energizer Holdings Inc.(a)	213,924	15,186,465
Hubbell Inc. Class B	226,678	10,248,112

		38,117,977
ELECTRONICS—2.19%
Amphenol Corp. Class A	328,438	20,389,431
Arrow Electronics Inc.(a)	459,612	14,500,759
Avnet Inc.(a)	480,114	12,257,310
Gentex Corp.	539,222	8,390,294
KEMET Corp.(a)	326,935	2,386,625
National Instruments Corp.	213,111	5,805,144
Plexus Corp.(a)	174,028	4,155,789
Thomas & Betts Corp.(a)	195,672	9,251,372
Varian Inc.(a)	114,696	5,137,234
Vishay Intertechnology Inc.(a)	694,451	9,402,867

		91,676,825
ENGINEERING & CONSTRUCTION—0.66%
Dycom Industries Inc.(a)	152,858	3,228,361
Granite Construction Inc.	127,519	6,416,756
Jacobs Engineering Group Inc.(a)	221,438	18,056,055

		27,701,172
ENTERTAINMENT—0.47%
International Speedway Corp. Class A	134,601	6,870,035
Macrovision Corp.(a)	193,192	5,459,606
Scientific Games Corp. Class A(a)	250,877	7,584,012

		19,913,653
ENVIRONMENTAL CONTROL—0.81%
Mine Safety Appliances Co.	113,416	4,156,696
Republic Services Inc.	426,820	17,358,769
Stericycle Inc.(a)	165,911	12,526,280

		34,041,745
FOOD—0.89%
Hormel Foods Corp.	275,125	10,273,167
Ruddick Corp.	134,060	3,720,165
Smithfield Foods Inc.(a)	372,622	9,561,481
Smucker (J.M.) Co. (The)	213,706	10,358,330
Tootsie Roll Industries Inc.	99,547	3,255,187

		37,168,330
FOREST PRODUCTS & PAPER—0.81%
Bowater Inc.	210,616	4,738,860
Glatfelter Co.	168,157	2,606,434
Louisiana-Pacific Corp.	392,359	8,447,489

Potlatch Corp.	145,609	6,380,586
Rayonier Inc.	288,101	11,826,546

		33,999,915
GAS—0.61%
AGL Resources Inc.	292,310	11,373,781
Vectren Corp.	286,857	8,112,316
WGL Holdings Inc.	183,484	5,977,909

		25,464,006
HAND & MACHINE TOOLS—0.43%
Kennametal Inc.	145,509	8,563,205
Lincoln Electric Holdings Inc.	160,153	9,676,444

		18,239,649
HEALTH CARE - PRODUCTS—4.08%
Advanced Medical Optics Inc.(a)	222,989	7,849,213
Beckman Coulter Inc.	233,403	13,957,499
Cytyc Corp.(a)	423,302	11,979,447
DENTSPLY International Inc.	570,948	17,042,798
Edwards Lifesciences Corp.(a)	217,852	10,247,758
Gen-Probe Inc.(a)	194,863	10,204,975
Henry Schein Inc.(a)	331,800	16,251,564
Hillenbrand Industries Inc.	230,913	13,145,877
Intuitive Surgical Inc.(a)	138,463	13,278,602
ResMed Inc.(a)	285,744	14,064,320
Steris Corp.	243,515	6,129,273
TECHNE Corp.(a)	148,248	8,220,352
Varian Medical Systems Inc.(a)	485,194	23,080,679
Ventana Medical Systems Inc.(a)	122,727	5,280,943

		170,733,300
HEALTH CARE - SERVICES—2.54%
Apria Healthcare Group Inc.(a)	159,750	4,257,338
Community Health Systems Inc.(a)	355,732	12,991,333
Covance Inc.(a)	239,934	14,134,512
Health Net Inc.(a)	436,378	21,234,153
LifePoint Hospitals Inc.(a)	215,672	7,268,146
Lincare Holdings Inc.(a)	348,225	13,873,284
Psychiatric Solutions Inc.(a)	199,969	7,502,837
Triad Hospitals Inc.(a)	330,675	13,832,135
Universal Health Services Inc. Class B	204,162	11,316,700

		106,410,438
HOLDING COMPANIES - DIVERSIFIED—0.41%
Leucadia National Corp.	610,027	17,202,761

		17,202,761
HOME BUILDERS—1.17%
Beazer Homes USA Inc.	147,507	6,934,304
Hovnanian Enterprises Inc. Class A(a)(b)	137,253	4,652,877
M.D.C. Holdings Inc.	130,322	7,434,870
Ryland Group Inc.	160,373	8,759,573
Thor Industries Inc.	132,276	5,818,821
Toll Brothers Inc.(a)	473,280	15,253,814

		48,854,259
HOME FURNISHINGS—0.07%
Furniture Brands International Inc.(b)	182,122	2,955,840

		2,955,840
HOUSEHOLD PRODUCTS & WARES—0.76%
American Greetings Corp. Class A(b)	218,317	5,211,227

Blyth Inc.	94,221	1,955,086
Church & Dwight Co. Inc.	244,135	10,412,358
Scotts Miracle-Gro Co. (The) Class A	173,580	8,965,407
Tupperware Brands Corp.	228,116	5,157,703

		31,701,781
INSURANCE—5.58%
American Financial Group Inc.	261,919	9,405,511
Berkley (W.R.) Corp.	633,655	21,867,434
Brown & Brown Inc.	430,379	12,140,992
Everest Re Group Ltd.	244,274	23,965,722
Fidelity National Financial Inc.	826,297	19,731,972
First American Corp.	363,431	14,784,373
Gallagher (Arthur J.) & Co.	365,645	10,804,810
Hanover Insurance Group Inc. (The)	191,829	9,361,255
HCC Insurance Holdings Inc.	418,142	13,418,177
Horace Mann Educators Corp.	161,795	3,268,259
Mercury General Corp.	133,768	7,053,587
Ohio Casualty Corp.	229,744	6,848,669
Old Republic International Corp.	865,594	20,151,028
PMI Group Inc. (The)	325,495	15,353,599
Protective Life Corp.	263,077	12,496,158
Radian Group Inc.	303,017	16,335,646
StanCorp Financial Group Inc.	201,485	9,076,899
Unitrin Inc.	151,673	7,600,334

		233,664,425
INTERNET—1.36%
Avocent Corp.(a)	191,551	6,484,001
CheckFree Corp.(a)(b)	332,921	13,370,107
F5 Networks Inc.(a)	152,544	11,320,290
McAfee Inc.(a)	599,804	17,022,438
ValueClick Inc.(a)	368,045	8,696,903

		56,893,739
IRON & STEEL—0.49%
Reliance Steel & Aluminum Co.	241,414	9,506,883
Steel Dynamics Inc.	342,546	11,115,618

		20,622,501
LEISURE TIME—0.08%
Callaway Golf Co.	234,964	3,385,831

		3,385,831
LODGING—0.17%
Boyd Gaming Corp.	159,243	7,215,300

		7,215,300
MACHINERY—1.64%
AGCO Corp.(a)	342,383	10,593,330
Flowserve Corp.(a)	215,713	10,887,035
Graco Inc.	253,041	10,025,484
Joy Global Inc.	446,090	21,563,991
Nordson Corp.	126,636	6,310,272
Zebra Technologies Corp. Class A(a)	265,124	9,223,664

		68,603,776
MANUFACTURING—2.79%
Brink’s Co. (The)	178,475	11,408,122
Carlisle Companies Inc.	115,994	9,105,529
Crane Co.	193,079	7,074,415
Donaldson Co. Inc.	264,265	9,172,638
Federal Signal Corp.	180,183	2,890,135

Harsco Corp.	158,082	12,030,040
Lancaster Colony Corp.	88,632	3,927,284
Pentair Inc.	375,334	11,785,488
Roper Industries Inc.	327,402	16,448,676
SPX Corp.	215,838	13,200,652
Teleflex Inc.	146,839	9,479,926
Trinity Industries Inc.	299,713	10,549,898

		117,072,803
MEDIA—1.22%
Belo Corp.	330,369	6,068,879
Entercom Communications Corp.	104,688	2,950,108
Lee Enterprises Inc.	172,826	5,367,976
Media General Inc. Class A	90,568	3,366,413
Readers Digest Association Inc. (The)	357,950	5,977,765
Scholastic Corp.(a)	96,092	3,443,937
Washington Post Co. (The) Class B	21,325	15,899,920
Westwood One Inc.	263,433	1,859,837
Wiley (John) & Sons Inc. Class A	165,679	6,373,671

		51,308,506
METAL FABRICATE & HARDWARE—1.59%
Commercial Metals Co.	444,845	11,477,001
Precision Castparts Corp.	509,795	39,906,753
Timken Co. (The)	353,638	10,319,157
Worthington Industries Inc.	274,284	4,860,312

		66,563,223
OFFICE FURNISHINGS—0.41%
Herman Miller Inc.	244,400	8,886,384
HNI Corp.	183,038	8,128,718

		17,015,102
OIL & GAS—5.17%
Denbury Resources Inc.(a)	448,807	12,472,347
ENSCO International Inc.	570,701	28,569,292
Forest Oil Corp.(a)	205,820	6,726,198
Helmerich & Payne Inc.	395,696	9,682,681
Newfield Exploration Co.(a)	484,804	22,276,744
Noble Energy Inc.	653,155	32,050,316
Patterson-UTI Energy Inc.	597,578	13,881,737
Pioneer Natural Resources Co.	460,996	18,296,931
Plains Exploration & Production Co.(a)	288,409	13,708,080
Pogo Producing Co.	218,321	10,575,469
Pride International Inc.(a)	613,729	18,418,007
Quicksilver Resources Inc.(a)(b)	207,205	7,581,631
Southwestern Energy Co.(a)	632,501	22,169,160

		216,408,593
OIL & GAS SERVICES—1.79%
Cameron International Corp.(a)	417,905	22,169,860
FMC Technologies Inc.(a)	255,811	15,765,632
Grant Prideco Inc.(a)	481,358	19,143,608
Hanover Compressor Co.(a)	388,310	7,335,176
Tidewater Inc.	216,259	10,458,285

		74,872,561
PACKAGING & CONTAINERS—0.50%
Packaging Corp. of America	305,686	6,755,661
Sonoco Products Co.	373,037	14,197,788

		20,953,449

PHARMACEUTICALS—2.16%
Cephalon Inc.(a)(b)	228,592	16,095,163
Medicis Pharmaceutical Corp. Class A	205,983	7,236,183
Omnicare Inc.	456,593	17,638,188
Par Pharmaceutical Companies Inc.(a)	131,762	2,947,516
Perrigo Co.	286,281	4,952,661
Sepracor Inc.(a)(b)	411,146	25,318,371
Valeant Pharmaceuticals International	349,724	6,029,242
VCA Antech Inc.(a)	313,171	10,080,974

		90,298,298
PIPELINES—1.16%
Equitable Resources Inc.	453,851	18,948,279
National Fuel Gas Co.	309,921	11,944,355
ONEOK Inc.	413,538	17,831,759

		48,724,393
REAL ESTATE INVESTMENT TRUSTS—4.46%
AMB Property Corp.	333,869	19,568,062
Developers Diversified Realty Corp.	409,286	25,764,554
Highwoods Properties Inc.	206,797	8,429,046
Hospitality Properties Trust	324,464	15,421,774
Liberty Property Trust(b)	338,736	16,645,487
Longview Fibre Co.	247,667	5,436,291
Macerich Co. (The)	269,919	23,366,888
Mack-Cali Realty Corp.	234,789	11,974,239
New Plan Excel Realty Trust Inc.	388,644	10,679,937
Regency Centers Corp.	258,703	20,222,814
United Dominion Realty Trust Inc.	506,614	16,105,259
Weingarten Realty Investors	283,321	13,063,931

		186,678,282
RETAIL—8.84%
Abercrombie & Fitch Co. Class A	331,427	23,077,262
Advance Auto Parts Inc.	395,561	14,066,149
Aeropostale Inc.(a)	198,110	6,115,656
American Eagle Outfitters Inc.	753,333	23,511,523
AnnTaylor Stores Corp.(a)	270,335	8,877,801
Applebee’s International Inc.	279,631	6,898,497
Barnes & Noble Inc.	192,629	7,649,298
BJ’s Wholesale Club Inc.(a)	242,292	7,537,704
Bob Evans Farms Inc.	137,215	4,695,497
Borders Group Inc.	224,022	5,006,892
Brinker International Inc.	462,015	13,934,372
CarMax Inc.(a)	400,598	21,484,071
CBRL Group Inc.	116,221	5,202,052
Charming Shoppes Inc.(a)	461,421	6,243,026
Cheesecake Factory Inc. (The)(a)(b)	293,076	7,209,670
Chico’s FAS Inc.(a)(b)	660,716	13,670,214
Claire’s Stores Inc.	350,114	11,602,778
Coldwater Creek Inc.(a)	226,100	5,543,972
Copart Inc.(a)	265,356	7,960,680
Dick’s Sporting Goods Inc.(a)	139,788	6,848,214
Dollar Tree Stores Inc.(a)	383,715	11,549,822
Foot Locker Inc.	585,474	12,839,445
GameStop Corp. Class A(a)	282,889	15,590,013
MSC Industrial Direct Co. Inc. Class A	204,275	7,997,366
99 Cents Only Stores(a)	175,118	2,131,186
O’Reilly Automotive Inc.(a)	426,716	13,680,515
OSI Restaurant Partners Inc.	280,032	10,977,254
Pacific Sunwear of California Inc.(a)	261,116	5,112,651
Payless ShoeSource Inc.(a)	247,327	8,117,272
PetSmart Inc.	510,366	14,729,163
Regis Corp.	169,731	6,711,164

Ross Stores Inc.	525,516	15,397,619
Ruby Tuesday Inc.(b)	220,849	6,060,097
Saks Inc.	515,326	9,183,109
Urban Outfitters Inc.(a)	421,461	9,706,247
Williams-Sonoma Inc.	421,825	13,262,178

		370,180,429
SAVINGS & LOANS—0.94%
Astoria Financial Corp.	320,773	9,674,514
First Niagara Financial Group Inc.	415,775	6,178,417
New York Community Bancorp Inc.(b)	976,500	15,721,650
Washington Federal Inc.	328,455	7,728,546

		39,303,127
SEMICONDUCTORS—3.87%
Atmel Corp.(a)	1,612,744	9,757,101
Cree Inc.(a)(b)	290,497	5,031,408
Cypress Semiconductor Corp.(a)(b)	531,375	8,964,296
Fairchild Semiconductor International Inc. Class A(a)	461,170	7,752,268
Integrated Device Technology Inc.(a)	747,381	11,569,458
International Rectifier Corp.(a)	269,127	10,369,463
Intersil Corp. Class A	519,373	12,423,402
Lam Research Corp.(a)	533,819	27,021,918
Lattice Semiconductor Corp.(a)	429,958	2,786,128
MEMC Electronic Materials Inc.(a)	626,608	24,525,437
Micrel Inc.(a)	216,626	2,335,228
Microchip Technology Inc.	808,801	26,447,793
Semtech Corp.(a)	274,177	3,583,493
Silicon Laboratories Inc.(a)	205,686	7,127,020
TriQuint Semiconductor Inc.(a)	520,260	2,341,170

		162,035,583
SOFTWARE—2.52%
Activision Inc.(a)	938,289	16,176,102
Acxiom Corp.	254,820	6,536,133
Advent Software Inc.(a)	75,423	2,661,678
CSG Systems International Inc.(a)	177,906	4,755,427
Dun & Bradstreet Corp.(a)	230,875	19,114,141
Fair Isaac Corp.	217,531	8,842,635
MoneyGram International Inc.	316,300	9,919,168
Parametric Technology Corp.(a)	419,275	7,555,336
SEI Investments Co.	237,212	14,128,347
Sybase Inc.(a)	336,847	8,320,121
Transaction Systems Architects Inc. Class A(a)	141,283	4,601,587
Wind River Systems Inc.(a)	284,204	2,913,091

		105,523,766
TELECOMMUNICATIONS—2.43%
ADTRAN Inc.	237,348	5,387,800
Andrew Corp.(a)	600,532	6,143,442
Cincinnati Bell Inc.(a)	929,803	4,249,200
CommScope Inc.(a)(b)	222,050	6,768,084
Harris Corp.	503,706	23,099,957
Newport Corp.(a)	153,487	3,215,553
Plantronics Inc.	178,482	3,783,818
Polycom Inc.(a)	332,069	10,264,253
Powerwave Technologies Inc.(a)(b)	489,976	3,160,345
RF Micro Devices Inc.(a)	720,405	4,891,550
Telephone & Data Systems Inc.	391,290	21,258,786
3Com Corp.(a)	1,483,435	6,096,918
UTStarcom Inc.(a)(b)	400,290	3,502,538

		101,822,244

TEXTILES—0.36%
Mohawk Industries Inc.(a)(b)	201,193	15,061,308

		15,061,308
TRANSPORTATION—2.51%
Alexander & Baldwin Inc.	160,936	7,135,902
C.H. Robinson Worldwide Inc.	652,501	26,680,766
Con-way Inc.	177,211	7,804,372
Expeditors International Washington Inc.	801,041	32,442,161
Hunt (J.B.) Transport Services Inc.	391,139	8,123,957
Overseas Shipholding Group Inc.	111,580	6,281,954
Swift Transportation Co. Inc.(a)	202,699	5,324,903
Werner Enterprises Inc.	189,894	3,319,347
YRC Worldwide Inc.(a)	215,058	8,114,138

		105,227,500
TRUCKING & LEASING—0.20%
GATX Corp.	192,834	8,355,497

		8,355,497
WATER—0.27%
Aqua America Inc.	494,420	11,262,888

		11,262,888

TOTAL COMMON STOCKS
(Cost: $3,640,582,397)		4,185,358,698

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—3.24%

CERTIFICATES OF DEPOSIT(c)—0.07%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$685,994	685,994
Washington Mutual Bank
5.33%, 03/19/07	2,449,977	2,449,977

		3,135,971
COMMERCIAL PAPER(c)—0.64%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(d)	1,030,078	1,015,337
Aspen Funding Corp.
5.26%, 02/21/07(d)	636,994	632,340
Beta Finance Inc.
5.27%, 01/25/07(d)	195,998	195,339
BNP Paribas Finance Inc.
5.12%, 06/06/07	342,997	335,443
CAFCO LLC
5.26%, 01/30/07(d)	489,995	487,991
Cantabric Finance LLC
5.25%-5.26%, 01/25/07-03/06/07(d)	1,175,989	1,167,469
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	1,156,389	1,142,198
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(d)	97,999	97,870
Curzon Funding LLC
5.24%, 02/27/07(d)	537,525	533,144

Edison Asset Securitization LLC
5.21%, 04/11/07(d)	406,138	400,319
Eureka Securitization
5.26%, 02/09/07(d)	1,224,989	1,218,187
Five Finance Inc.
5.22%, 04/20/07(d)	450,796	443,736
General Electric Capital Corp.
5.12%, 06/04/07(d)	734,993	719,015
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(d)	1,607,185	1,591,653
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(d)	1,910,982	1,871,370
KKR Atlantic Funding Trust
5.32%, 01/03/07(d)	734,993	734,885
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(d)	3,225,111	3,205,769
Lockhart Funding LLC
5.28%, 02/09/07(d)	979,991	974,529
Nationwide Building Society
5.21%, 04/13/07(d)	930,991	917,383
Nestle Capital Corp.
5.19%, 08/09/07(d)	587,995	569,430
Norddeutsche Landesbank
5.27%, 02/15/07	930,991	925,000
Polonius Inc.
5.26%, 02/20/07(d)	277,141	275,157
Regency Markets No. 1 LLC
5.32%, 01/22/07(d)	325,680	324,718
Sedna Finance Inc.
5.22%, 04/17/07(d)	558,595	550,090
Societe Generale
5.18%, 05/16/07	2,449,977	2,402,739
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(d)	2,486,707	2,462,758
Thornburg Mortgage Capital Resources
5.28%, 01/17/07-03/12/07(d)	1,207,349	1,199,011
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	572,697	569,099

		26,961,979
MEDIUM-TERM NOTES(c)—0.07%
Bank of America N.A.
5.28%, 04/20/07	244,998	244,998
Cullinan Finance Corp.
5.71%, 06/28/07(d)	734,993	734,993
K2 USA LLC
5.39%, 06/04/07(d)	734,993	734,993
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	1,146,590	1,146,590

		2,861,574
MONEY MARKET FUNDS—0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	3,660,854	3,660,854

		3,660,854

REPURCHASE AGREEMENTS(c)—0.64%
Banc of America Securities LLC, 5.36%, due 1/2/07, maturity value $1,961,149 (collateralized by non-U.S. Government debt securities, value $2,021,088, 4.25% to 8.00%, 3/1/08 to 7/15/17).	$1,959,982	1,959,982
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $1,470,863 (collateralized by U.S. Government obligations, value $1,500,288, 0.00% to 11.00%, 1/1/08 to 1/1/37).	1,469,986	1,469,986
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $3,432,015 (collateralized by non-U.S. Government debt securities, value $3,775,218, 1.00% to 8.84%, 8/3/14 to 12/25/46).	3,429,968	3,429,968
BNP Securities Corp., 5.36%, due 1/2/07, maturity value $98,057 (collateralized by non-U.S. Government debt securities, value $103,017, 5.46%, 3/15/08).	97,999	97,999
Citigroup Global Markets Holdings Inc., 5.36%, due 1/2/07, maturity value $3,432,010 (collateralized by non-U.S. Government debt securities, value $3,605,582, 3.78% to 7.41%, 11/25/19 to 10/25/45).	3,429,968	3,429,968
Citigroup Global Markets Holdings Inc., 5.42%, due 1/2/07, maturity value $1,078,639 (collateralized by non-U.S. Government debt securities, value $1,202,429, 0.00% to 10.00%, 6/1/28 to 11/16/36).	1,077,990	1,077,990
Citigroup Global Markets Holdings Inc., 5.46%, due 1/2/07, maturity value $588,352 (collateralized by non-U.S. Government debt securities, value $655,874, 0.00% to 10.00%, 6/1/28 to 11/16/36).	587,995	587,995
Goldman Sachs & Co. Inc., 5.35%, due 1/2/07, maturity value $1,961,147 (collateralized by non-U.S. Government debt securities, value $2,039,402, 0.00% to 10.00%, 1/23/07 to 5/15/44).	1,959,982	1,959,982
Goldman Sachs Group Inc., 5.36%, due 1/2/07, maturity value $363,862 (collateralized by non-U.S. Government debt securities, value $378,264, 0.00% to 10.00%, 1/23/07 to 5/15/44).	363,645	363,645
Goldman Sachs Group Inc., 5.46%, due 1/2/07, maturity value $588,352 (collateralized by non-U.S. Government debt securities, value $611,828, 0.00% to 10.00%, 1/23/07 to 5/15/44).	587,995	587,995
Greenwich Capital Markets Inc., 5.46%, due 1/2/07, maturity value $490,292 (collateralized by non-U.S. Government debt securities, value $542,225, 5.58%, 1/8/36).	489,995	489,995
HSBC Securities Inc., 5.36%, due 1/2/07, maturity value $490,287 (collateralized by non-U.S. Government debt securities, value $515,132, 3.16% to 5.32%, 5/15/34 to 6/1/46).	489,995	489,995
JP Morgan Securities Inc., 5.41%, due 1/2/07, maturity value $245,145 (collateralized by non-U.S. Government debt securities, value $257,566, 5.75% to 8.75%, 10/1/08 to 9/15/25).	244,998	244,998
Lehman Brothers Holdings Inc., 5.36%, due 1/2/07, maturity value $1,961,149 (collateralized by non-U.S. Government debt securities, value $2,021,113, 3.34% to 8.75%, 6/15/07 to 12/1/66).	1,959,982	1,959,982

Lehman Brothers Holdings Inc., 5.44%, due 1/2/07, maturity value $735,437 (collateralized by non-U.S. Government debt securities, value $757,505, 5.50% to 8.88%, 4/15/11 to 12/1/66).	734,993	734,993
Merrill Lynch & Co. Inc., 5.36%, due 1/2/07, maturity value $1,961,149 (collateralized by non-U.S. Government debt securities, value $2,025,038, 0.00% to 10.13%, 6/15/07 to 9/1/26).	1,959,982	1,959,982
Merrill Lynch & Co. Inc., 5.44%, due 1/2/07, maturity value $980,583 (collateralized by non-U.S. Government debt securities, value $1,010,003, 4.37% to 7.75%, 3/3/08 to 12/1/25).	979,991	979,991
Morgan Stanley, 5.36%, due 1/2/07, maturity value $980,575 (collateralized by non-U.S. Government debt securities, value $1,020,876, 0.00% to 10.00%, 1/1/07 to 12/31/37).	979,991	979,991
Morgan Stanley, 5.51%, due 6/4/07, maturity value $702,268 (collateralized by non-U.S. Government debt securities, value $720,579, 0.00% to 10.00%, 1/1/07 to 12/31/37).(g)	685,994	685,994
Wachovia Capital, 5.38%, due 1/2/07, maturity value $3,137,846 (collateralized by non-U.S. Government debt securities, value $3,296,532, 3.86% to 8.17%, 8/15/13 to 10/17/44).	3,135,971	3,135,971

		26,627,402
TIME DEPOSITS(c)—0.00%
Bank of America N.A.
5.13%, 01/02/07	46,902	46,902

		46,902
VARIABLE & FLOATING RATE NOTES(c)—1.73%
Allstate Life Global Funding II
5.33%-5.43%, 11/02/07-01/25/08(d)	2,508,772	2,509,040
American Express Bank
5.32%, 02/28/07	979,991	979,989
American Express Centurion Bank
5.44%, 07/19/07	1,077,990	1,078,672
American Express Credit Corp.
5.45%, 07/05/07	293,997	294,096
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	122,615	122,615
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(d)	734,993	734,993
ASIF Global Financing
5.41%, 05/03/07(d)	97,999	98,017
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(d)	636,994	636,994
Bank of Ireland
5.33%-5.35%, 08/14/07-12/20/07(d)	1,420,987	1,421,025
Beta Finance Inc.
5.32%-5.41%, 04/25/07-07/25/07(d)	2,498,977	2,499,049
BMW US Capital LLC
5.35%, 01/15/08(d)	979,991	979,991
BNP Paribas
5.35%, 11/19/07(d)	1,812,983	1,812,983
Carlyle Loan Investment Ltd.
5.40%, 04/13/07-07/15/07(d)	715,393	715,393

CC USA Inc.
5.37%, 07/30/07(d)	489,995	490,035
Commodore CDO Ltd.
5.44%, 12/12/07(d)	244,998	244,998
Credit Agricole SA
5.34%, 11/23/07	979,991	979,991
Credit Suisse First Boston NY
5.38%, 04/24/07	489,995	490,003
Cullinan Finance Corp.
5.36%, 04/25/07(d)	244,998	244,998
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	141,571	141,571
DEPFA Bank PLC
5.40%, 09/14/07	979,991	979,991
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(d)	1,126,990	1,127,026
Eli Lilly Services Inc.
5.34%, 12/31/07(d)	654,144	654,144
Fifth Third Bancorp
5.33%, 12/21/07(d)	1,959,982	1,959,982
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(d)	636,994	636,947
General Electric Capital Corp.
5.31%-5.48%, 07/09/07-01/24/08(d)	1,028,990	1,029,138
Granite Master Issuer PLC
5.32%, 08/20/07(d)	3,429,968	3,429,968
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(d)	2,253,979	2,232,410
Hartford Life Global Funding Trust
5.37%-5.41%, 07/13/07-01/15/08	1,469,986	1,470,125
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	979,991	979,991
Holmes Financing PLC
5.32%, 07/16/07(d)	1,714,984	1,714,984
JPMorgan Chase & Co.
5.32%-5.45%, 07/27/07-08/02/07(g)	2,694,975	2,694,975
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	734,993	734,974
Kestrel Funding LLC
5.33%, 07/11/07(d)	391,996	391,975
Kommunalkredit Austria AG
5.35%, 01/09/08(d)	587,995	587,995
Leafs LLC
5.35%, 01/22/07-02/20/07(d)	1,020,786	1,020,786
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(d)	1,077,990	1,077,951
Lothian Mortgages Master Issuer PLC
5.32%, 04/24/07(d)	388,080	388,080
Marshall & Ilsley Bank
5.35%, 01/15/08	538,995	538,995
Master Funding LLC
5.38%, 04/25/07-05/25/07(d)	1,773,519	1,773,519
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	1,077,990	1,077,990
Metropolitan Life Global Funding I
5.36%, 02/08/07(d)	1,469,986	1,469,986
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(d)(g)	97,999	97,999
Mound Financing PLC
5.32%, 05/08/07(d)	921,191	921,191
Natexis Banques Populaires
5.35%-5.37%, 02/05/07-01/15/08(d)	3,527,967	3,527,941

National City Bank of Indiana
5.35%, 05/21/07	489,995	490,011
Nationwide Building Society
5.38%-5.49%, 02/08/07-10/26/07(d)	3,233,970	3,234,456
Newcastle Ltd.
5.37%, 04/24/07(d)	345,447	345,415
Northern Rock PLC
5.39%, 08/03/07(d)	1,175,989	1,176,007
Northlake CDO I
5.42%, 09/06/07(d)	293,997	293,997
Pricoa Global Funding I
5.34%, 11/27/07	1,322,988	1,322,988
Principal Life Global Funding I
5.80%, 02/08/07	440,996	441,204
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	1,420,987	1,420,970
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(d)	979,991	979,991
Strips III LLC
5.40%, 07/24/07(d)	212,132	212,132
SunTrust Bank
5.32%, 05/01/07	979,991	980,010
Tango Finance Corp.
5.30%-5.35%, 04/25/07-07/16/07(d)	2,391,178	2,391,057
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(d)	1,616,985	1,616,985
Wachovia Asset Securitization Inc.
5.34%, 01/25/07(d)	1,197,410	1,197,410
Wachovia Bank N.A.
5.36%, 05/22/07	1,959,982	1,959,982
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	734,993	735,258
Wells Fargo & Co.
5.36%, 11/15/07(d)	489,995	490,019
WhistleJacket Capital Ltd.
5.31%-5.35%, 04/18/07-06/13/07(d)	734,993	734,994
White Pine Finance LLC
5.31%-5.32%, 05/22/07-08/20/07(d)	2,939,973	2,939,600
Wind Master Trust
5.34%, 07/25/07(d)	391,996	391,996

		72,347,998

TOTAL SHORT-TERM INVESTMENTS
(Cost: $135,642,680)		135,642,680

TOTAL INVESTMENTS IN SECURITIES—103.15%
(Cost: $3,776,225,077)		4,321,001,378
Other Assets, Less Liabilities—(3.15)%		(131,819,751)

NET ASSETS—100.00%		$4,189,181,627

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

December 31, 2006

Security	Shares	Value

COMMON STOCKS—99.94%

ADVERTISING—0.43%
Catalina Marketing Corp.	115,951	$3,188,652
Harte-Hanks Inc.	153,583	4,255,785

		7,444,437
AEROSPACE & DEFENSE—0.61%
Alliant Techsystems Inc.(a)	104,379	8,161,394
DRS Technologies Inc.	48,705	2,565,779

		10,727,173
AIRLINES—0.39%
AirTran Holdings Inc.(a)(b)	289,963	3,404,166
JetBlue Airways Corp.(a)	243,878	3,463,068

		6,867,234
APPAREL—1.30%
Hanesbrands Inc.(a)	109,461	2,585,469
Polo Ralph Lauren Corp.	194,711	15,121,256
Timberland Co. Class A(a)	160,084	5,055,453

		22,762,178
AUTO MANUFACTURERS—0.65%
Oshkosh Truck Corp.	234,170	11,338,511

		11,338,511
BANKS—2.10%
Cathay General Bancorp	89,177	3,077,498
City National Corp.	58,474	4,163,349
Cullen/Frost Bankers Inc.	71,854	4,010,890
Investors Financial Services Corp.	209,406	8,935,354
Mercantile Bankshares Corp.	139,439	6,524,351
SVB Financial Group(a)(b)	56,341	2,626,617
TCF Financial Corp.	174,671	4,789,479
Westamerica Bancorp	52,001	2,632,811

		36,760,349
BEVERAGES—0.37%
Hansen Natural Corp.(a)	192,866	6,495,727

		6,495,727
BIOTECHNOLOGY—1.95%
Affymetrix Inc.(a)	215,179	4,962,028
Charles River Laboratories International Inc.(a)	133,592	5,777,854
Invitrogen Corp.(a)	152,483	8,629,013
Martek Biosciences Corp.(a)	63,454	1,481,016
Millennium Pharmaceuticals Inc.(a)	330,882	3,606,614
PDL BioPharma Inc.(a)	186,819	3,762,535
Vertex Pharmaceuticals Inc.(a)(b)	159,339	5,962,465

		34,181,525

BUILDING MATERIALS—0.65%
Florida Rock Industries Inc.	99,987	4,304,440
Martin Marietta Materials Inc.	68,714	7,140,072

		11,444,512
CHEMICALS—0.98%
Airgas Inc.	146,165	5,922,606
Albemarle Corp.	77,581	5,570,316
Minerals Technologies Inc.	21,753	1,278,859
Valspar Corp. (The)	155,301	4,292,520

		17,064,301
COAL—0.26%
Arch Coal Inc.	153,154	4,599,215

		4,599,215
COMMERCIAL SERVICES—5.42%
ADESA Inc.	97,346	2,701,351
Alliance Data Systems Corp.(a)	209,884	13,111,453
Career Education Corp.(a)	300,324	7,442,029
ChoicePoint Inc.(a)	252,905	9,959,399
Corinthian Colleges Inc.(a)	273,156	3,723,116
Corporate Executive Board Co. (The)	123,764	10,854,103
DeVry Inc.	188,771	5,285,588
Gartner Inc.(a)	104,455	2,067,164
ITT Educational Services Inc.(a)	102,222	6,784,474
Korn/Ferry International(a)	33,874	777,747
Laureate Education Inc.(a)	67,166	3,266,283
Navigant Consulting Inc.(a)	78,905	1,559,163
Pharmaceutical Product Development Inc.	327,093	10,538,936
Quanta Services Inc.(a)	101,432	1,995,167
Rent-A-Center Inc.(a)	130,798	3,859,849
Rollins Inc.	95,197	2,104,806
Sotheby’s Holdings Inc. Class A	62,359	1,934,376
Strayer Education Inc.	45,478	4,822,942
Valassis Communications Inc.(a)	151,219	2,192,675

		94,980,621
COMPUTERS—3.55%
BISYS Group Inc. (The)(a)	252,234	3,256,341
Cadence Design Systems Inc.(a)(b)	299,622	5,366,230
Ceridian Corp.(a)	185,119	5,179,630
Diebold Inc.	105,808	4,930,653
DST Systems Inc.(a)	176,082	11,028,016
Henry (Jack) & Associates Inc.	247,010	5,286,014
Imation Corp.	36,356	1,688,009
Mentor Graphics Corp.(a)	115,617	2,084,575
SRA International Inc. Class A(a)	130,016	3,476,628
Synopsys Inc.(a)	205,846	5,502,264
Western Digital Corp.(a)	703,274	14,388,986

		62,187,346
COSMETICS & PERSONAL CARE—0.17%
Alberto-Culver Co.	134,927	2,894,184

		2,894,184
DISTRIBUTION & WHOLESALE—1.58%
CDW Corp.	191,436	13,461,780
Fastenal Co.	397,414	14,259,214

		27,720,994
DIVERSIFIED FINANCIAL SERVICES—2.76%
Eaton Vance Corp.	402,939	13,301,016

IndyMac Bancorp Inc.	132,482	5,982,887
Jefferies Group Inc.	173,014	4,640,235
Nuveen Investments Inc. Class A	249,692	12,954,021
Raymond James Financial Inc.	134,865	4,087,758
Waddell & Reed Financial Inc. Class A	266,635	7,295,134

		48,261,051
ELECTRIC—0.32%
MDU Resources Group Inc.	218,221	5,595,186

		5,595,186
ELECTRICAL COMPONENTS & EQUIPMENT—1.34%
AMETEK Inc.	335,655	10,687,255
Energizer Holdings Inc.(a)	180,398	12,806,454

		23,493,709
ELECTRONICS—1.70%
Amphenol Corp. Class A	277,128	17,204,106
Gentex Corp.	322,357	5,015,875
National Instruments Corp.	99,803	2,718,634
Thomas & Betts Corp.(a)	44,663	2,111,667
Varian Inc.(a)	58,647	2,626,799

		29,677,081
ENGINEERING & CONSTRUCTION—1.04%
Granite Construction Inc.	56,806	2,858,478
Jacobs Engineering Group Inc.(a)	187,368	15,277,987

		18,136,465
ENTERTAINMENT—0.96%
International Speedway Corp. Class A	113,581	5,797,174
Macrovision Corp.(a)	162,196	4,583,659
Scientific Games Corp. Class A(a)	211,879	6,405,102

		16,785,935
ENVIRONMENTAL CONTROL—1.30%
Mine Safety Appliances Co.	95,249	3,490,876
Republic Services Inc.	212,600	8,646,442
Stericycle Inc.(a)	140,712	10,623,756

		22,761,074
FOOD—0.34%
Hormel Foods Corp.	125,129	4,672,317
Tootsie Roll Industries Inc.	41,320	1,351,164

		6,023,481
HAND & MACHINE TOOLS—0.22%
Lincoln Electric Holdings Inc.	64,941	3,923,735

		3,923,735
HEALTH CARE - PRODUCTS—6.79%
Beckman Coulter Inc.	140,167	8,381,987
Cytyc Corp.(a)	357,106	10,106,100
DENTSPLY International Inc.	481,609	14,376,029
Edwards Lifesciences Corp.(a)	183,927	8,651,926
Gen-Probe Inc.(a)	165,043	8,643,302
Henry Schein Inc.(a)	281,051	13,765,878
Hillenbrand Industries Inc.	60,639	3,452,178
Intuitive Surgical Inc.(a)	59,506	5,706,625
ResMed Inc.(a)	241,148	11,869,305
Steris Corp.	122,639	3,086,824
TECHNE Corp.(a)	124,775	6,918,774
Varian Medical Systems Inc.(a)	409,529	19,481,295

Ventana Medical Systems Inc.(a)	103,241	4,442,460

		118,882,683
HEALTH CARE - SERVICES—4.13%
Apria Healthcare Group Inc.(a)	134,852	3,593,806
Community Health Systems Inc.(a)	301,664	11,016,769
Covance Inc.(a)	203,045	11,961,381
Health Net Inc.(a)	243,931	11,869,682
LifePoint Hospitals Inc.(a)(b)	116,398	3,922,613
Lincare Holdings Inc.(a)	293,598	11,696,944
Psychiatric Solutions Inc.(a)	65,544	2,459,211
Triad Hospitals Inc.(a)	150,900	6,312,147
Universal Health Services Inc. Class B	171,989	9,533,350

		72,365,903
HOLDING COMPANIES - DIVERSIFIED—0.83%
Leucadia National Corp.	514,988	14,522,662

		14,522,662
HOME BUILDERS—1.86%
Hovnanian Enterprises Inc. Class A(a)(b)	116,038	3,933,688
M.D.C. Holdings Inc.	62,599	3,571,273
Ryland Group Inc.	134,985	7,372,881
Thor Industries Inc.	111,107	4,887,597
Toll Brothers Inc.(a)	399,146	12,864,476

		32,629,915
HOUSEHOLD PRODUCTS & WARES—0.76%
Blyth Inc.	42,584	883,618
Church & Dwight Co. Inc.	206,793	8,819,721
Scotts Miracle-Gro Co. (The) Class A	68,942	3,560,854

		13,264,193
INSURANCE—4.87%
Berkley (W.R.) Corp.	535,219	18,470,408
Brown & Brown Inc.	363,910	10,265,901
Everest Re Group Ltd.	206,309	20,240,976
Gallagher (Arthur J.) & Co.	170,811	5,047,465
HCC Insurance Holdings Inc.	352,978	11,327,064
PMI Group Inc. (The)	135,732	6,402,478
Radian Group Inc.	168,391	9,077,959
StanCorp Financial Group Inc.	100,082	4,508,694

		85,340,945
INTERNET—1.71%
Avocent Corp.(a)	60,037	2,032,252
CheckFree Corp.(a)	120,513	4,839,802
F5 Networks Inc.(a)	70,516	5,232,992
McAfee Inc.(a)	506,007	14,360,479
ValueClick Inc.(a)	143,245	3,384,879

		29,850,404
IRON & STEEL—0.71%
Reliance Steel & Aluminum Co.	75,537	2,974,647
Steel Dynamics Inc.	289,061	9,380,029

		12,354,676
LODGING—0.18%
Boyd Gaming Corp.	67,495	3,058,198

		3,058,198
MACHINERY—1.77%
Flowserve Corp.(a)	97,664	4,929,102

Graco Inc.	213,141	8,444,646
Joy Global Inc.	161,763	7,819,623
Nordson Corp.	39,480	1,967,288
Zebra Technologies Corp. Class A(a)	223,228	7,766,102

		30,926,761
MANUFACTURING—2.28%
Brink’s Co. (The)	81,021	5,178,862
Carlisle Companies Inc.	42,213	3,313,720
Crane Co.	53,620	1,964,637
Donaldson Co. Inc.	222,512	7,723,392
Roper Industries Inc.	276,759	13,904,372
SPX Corp.	76,410	4,673,236
Teleflex Inc.	48,482	3,129,998

		39,888,217
MEDIA—0.84%
Entercom Communications Corp.	88,749	2,500,947
Washington Post Co. (The) Class B	9,180	6,844,608
Wiley (John) & Sons Inc. Class A	139,528	5,367,642

		14,713,197
METAL FABRICATE & HARDWARE—1.63%
Commercial Metals Co.	375,343	9,683,849
Precision Castparts Corp.	241,210	18,881,919

		28,565,768
OFFICE FURNISHINGS—0.37%
Herman Miller Inc.	94,428	3,433,402
HNI Corp.	68,144	3,026,275

		6,459,677
OIL & GAS—7.79%
Denbury Resources Inc.(a)	380,554	10,575,596
ENSCO International Inc.	260,318	13,031,519
Helmerich & Payne Inc.	120,555	2,949,981
Newfield Exploration Co.(a)	409,177	18,801,683
Noble Energy Inc.	401,866	19,719,565
Patterson-UTI Energy Inc.	503,706	11,701,090
Pioneer Natural Resources Co.	388,907	15,435,719
Plains Exploration & Production Co.(a)	108,791	5,170,836
Pogo Producing Co.	185,107	8,966,583
Pride International Inc.(a)	166,628	5,000,506
Quicksilver Resources Inc.(a)(b)	174,656	6,390,663
Southwestern Energy Co.(a)	533,885	18,712,669

		136,456,410
OIL & GAS SERVICES—1.87%
Cameron International Corp.(a)	190,649	10,113,929
FMC Technologies Inc.(a)	215,934	13,308,012
Grant Prideco Inc.(a)	234,682	9,333,303

		32,755,244
PHARMACEUTICALS—3.28%
Cephalon Inc.(a)	193,375	13,615,534
Medicis Pharmaceutical Corp. Class A	174,308	6,123,440
Omnicare Inc.	250,246	9,667,003
Par Pharmaceutical Companies Inc.(a)	111,805	2,501,078
Sepracor Inc.(a)	347,601	21,405,270
VCA Antech Inc.(a)	130,229	4,192,072

		57,504,397

PIPELINES—0.91%
Equitable Resources Inc.	383,179	15,997,723

		15,997,723
RETAIL—13.77%
Abercrombie & Fitch Co. Class A	279,995	19,496,052
Advance Auto Parts Inc.	333,771	11,868,897
Aeropostale Inc.(a)	166,466	5,138,805
American Eagle Outfitters Inc.	636,682	19,870,845
AnnTaylor Stores Corp.(a)	127,374	4,182,962
Applebee’s International Inc.	235,183	5,801,965
Barnes & Noble Inc.	67,866	2,694,959
Brinker International Inc.	389,488	11,746,958
CarMax Inc.(a)	189,565	10,166,371
CBRL Group Inc.	63,861	2,858,418
Charming Shoppes Inc.(a)	173,069	2,341,624
Cheesecake Factory Inc. (The)(a)(b)	246,463	6,062,990
Chico’s FAS Inc.(a)	557,408	11,532,772
Claire’s Stores Inc.	173,963	5,765,134
Coldwater Creek Inc.(a)	121,278	2,973,737
Copart Inc.(a)	223,865	6,715,950
Dick’s Sporting Goods Inc.(a)	119,110	5,835,199
Dollar Tree Stores Inc.(a)	325,249	9,789,995
GameStop Corp. Class A(a)	240,552	13,256,821
MSC Industrial Direct Co. Inc. Class A	90,989	3,562,219
99 Cents Only Stores(a)	146,908	1,787,870
O’Reilly Automotive Inc.(a)	360,724	11,564,811
OSI Restaurant Partners Inc.(b)	148,597	5,825,002
Pacific Sunwear of California Inc.(a)	219,831	4,304,291
Payless ShoeSource Inc.(a)	83,883	2,753,040
PetSmart Inc.	430,301	12,418,487
Regis Corp.	82,648	3,267,902
Ross Stores Inc.	443,207	12,985,965
Ruby Tuesday Inc.(b)	185,904	5,101,206
Urban Outfitters Inc.(a)	354,954	8,174,591
Williams-Sonoma Inc.	355,605	11,180,221

		241,026,059
SAVINGS & LOANS—0.41%
New York Community Bancorp Inc.	445,245	7,168,445

		7,168,445
SEMICONDUCTORS—3.43%
Atmel Corp.(a)	367,023	2,220,489
Cree Inc.(a)(b)	244,201	4,229,561
Cypress Semiconductor Corp.(a)(b)	133,022	2,244,081
Integrated Device Technology Inc.(a)	138,724	2,147,448
International Rectifier Corp.(a)	107,325	4,135,232
Lam Research Corp.(a)	230,603	11,673,124
Lattice Semiconductor Corp.(a)	77,831	504,345
MEMC Electronic Materials Inc.(a)	317,542	12,428,594
Micrel Inc.(a)	71,693	772,851
Microchip Technology Inc.	369,867	12,094,651
Semtech Corp.(a)	116,269	1,519,636
Silicon Laboratories Inc.(a)	172,959	5,993,029

		59,963,041
SOFTWARE—3.77%
Activision Inc.(a)	791,422	13,644,115
Advent Software Inc.(a)	25,602	903,495
CSG Systems International Inc.(a)	149,238	3,989,132
Dun & Bradstreet Corp.(a)	194,925	16,137,841
Fair Isaac Corp.	183,623	7,464,275
MoneyGram International Inc.	119,645	3,752,067

Parametric Technology Corp.(a)	99,150	1,786,683
SEI Investments Co.	200,742	11,956,194
Sybase Inc.(a)	133,119	3,288,039
Transaction Systems Architects Inc. Class A(a)	74,733	2,434,054
Wind River Systems Inc.(a)	68,061	697,625

		66,053,520
TELECOMMUNICATIONS—1.68%
ADTRAN Inc.	76,253	1,730,943
Cincinnati Bell Inc.(a)	336,280	1,536,800
CommScope Inc.(a)	56,626	1,725,960
Harris Corp.	285,186	13,078,630
Plantronics Inc.	151,622	3,214,386
Polycom Inc.(a)	146,088	4,515,580
RF Micro Devices Inc.(a)	272,808	1,852,366
UTStarcom Inc.(a)(b)	204,894	1,792,823

		29,447,488
TEXTILES—0.45%
Mohawk Industries Inc.(a)(b)	105,079	7,866,214

		7,866,214
TRANSPORTATION—3.19%
C.H. Robinson Worldwide Inc.	552,639	22,597,409
Expeditors International Washington Inc.	675,873	27,372,857
Hunt (J.B.) Transport Services Inc.	171,992	3,572,274
Swift Transportation Co. Inc.(a)	87,372	2,295,262

		55,837,802
WATER—0.27%
Aqua America Inc.(b)	209,067	4,762,546

		4,762,546

TOTAL COMMON STOCKS
(Cost: $1,671,122,214)		1,749,788,112

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—2.05%

CERTIFICATES OF DEPOSIT(c)—0.05%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$179,009	179,009
Washington Mutual Bank
5.33%, 03/19/07	639,315	639,315

		818,324
COMMERCIAL PAPER(c)—0.40%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(d)	268,796	264,949
Aspen Funding Corp.
5.26%, 02/21/07(d)	166,222	165,007
Beta Finance Inc.
5.27%, 01/25/07(d)	51,145	50,973
BNP Paribas Finance Inc.
5.12%, 06/06/07	89,504	87,533
CAFCO LLC
5.26%, 01/30/07(d)	127,863	127,340

Cantabric Finance LLC
5.25%-5.26%, 01/25/07-03/06/07(d)	306,871	304,648
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	301,756	298,053
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(d)	25,573	25,539
Curzon Funding LLC
5.24%, 02/27/07(d)	140,266	139,122
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	105,980	104,462
Eureka Securitization
5.26%, 02/09/07(d)	319,657	317,882
Five Finance Inc.
5.22%, 04/20/07(d)	117,634	115,792
General Electric Capital Corp.
5.12%, 06/04/07(d)	191,794	187,625
Giro Funding Corp.
5.25%, 03/05/07—03/12/07(d)	419,390	415,338
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(d)	498,665	488,329
KKR Atlantic Funding Trust
5.32%, 01/03/07(d)	191,794	191,766
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(d)	841,583	836,536
Lockhart Funding LLC
5.28%, 02/09/07(d)	255,726	254,301
Nationwide Building Society
5.21%, 04/13/07(d)	242,940	239,389
Nestle Capital Corp.
5.19%, 08/09/07(d)	153,436	148,591
Norddeutsche Landesbank
5.27%, 02/15/07	242,940	241,376
Polonius Inc.
5.26%, 02/20/07(d)	72,319	71,802
Regency Markets No. 1 LLC
5.32%, 01/22/07(d)	84,985	84,734
Sedna Finance Inc.
5.22%, 04/17/07(d)	145,764	143,544
Societe Generale
5.18%, 05/16/07	639,315	626,988
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(d)	648,899	642,650
Thornburg Mortgage Capital Resources
5.28%, 01/17/07-03/12/07(d)	315,054	312,879
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	149,444	148,505

		7,035,653
MEDIUM-TERM NOTES (c)—0.04%
Bank of America N.A.
5.28%, 04/20/07	63,931	63,931
Cullinan Finance Corp.
5.71%, 06/28/07(d)	191,794	191,794
K2 USA LLC
5.39%, 06/04/07(d)	191,794	191,794
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	299,199	299,199

		746,718
MONEY MARKET FUNDS—0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	1,508,385	1,508,385

		1,508,385

REPURCHASE AGREEMENTS(c)—0.40%
Banc of America Securities LLC, 5.36%, due 1/2/07, maturity value $511,757 (collateralized by non-U.S. Government debt securities, value $527,397, 4.25% to 8.00%, 3/1/08 to 7/15/17).	$511,452	511,452
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $383,818 (collateralized by U.S. Government obligations, value $391,496, 0.00% to 11.00%, 1/1/08 to 1/1/37).	383,589	383,589
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $895,574 (collateralized by non-U.S. Government debt securities, value $985,133, 1.00% to 8.84%, 8/3/14 to 12/25/46).	895,040	895,040
BNP Securities Corp., 5.36%, due 1/2/07, maturity value $25,588 (collateralized by non-U.S. Government debt securities, value $26,882, 5.46%, 3/15/08).	25,573	25,573
Citigroup Global Markets Holdings Inc., 5.36%, due 1/2/07 maturity value $895,574 (collateralized by non-U.S. Government debt securities, value $940,866, 3.78% to 7.41%, 11/25/19 to 10/25/45).	895,041	895,041
Citigroup Global Markets Holdings Inc., 5.42%, due 1/2/07, maturity value $281,467 (collateralized by non-U.S. Government debt securities, value $313,771, 0.00% to 10.00%, 6/1/28 to 11/16/36).	281,298	281,298
Citigroup Global Markets Holdings Inc., 5.46%, due 1/2/07, maturity value $153,529 (collateralized by non-U.S. Government debt securities, value $171,148, 0.00% to 10.00%, 6/1/28 to 11/16/36).	153,436	153,436
Goldman Sachs & Co. Inc., 5.35%, due 1/2/07, maturity value $511,756 (collateralized by non-U.S. Government debt securities, value $532,176, 0.00% to 10.00%, 1/23/07 to 5/15/44).	511,452	511,452
Goldman Sachs Group Inc., 5.36%, due 1/2/07, maturity value $94,949 (collateralized by non-U.S. Government debt securities, value $98,707, 0.00% to 10.00%, 1/23/07 to 5/15/44).	94,892	94,892
Goldman Sachs Group Inc., 5.46%, due 1/2/07, maturity value $153,529 (collateralized by non-U.S. Government debt securities, value $159,655, 0.00% to 10.00%, 1/23/07 to 5/15/44).	153,436	153,436
Greenwich Capital Markets Inc., 5.46%, due 1/2/07, maturity value $127,941 (collateralized by non-U.S. Government debt securities, value $141,492, 5.58%, 1/8/36).	127,863	127,863
HSBC Securities Inc., 5.36%, due 1/2/07, maturity value $127,939 (collateralized by non-U.S. Government debt securities, value $134,422, 3.16% to 5.32%, 5/15/34 to 6/1/46).	127,863	127,863
JP Morgan Securities Inc., 5.41%, due 1/2/07, maturity value $63,969 (collateralized by non-U.S. Government debt securities, value $67,211, 5.75% to 8.75%, 10/1/08 to 9/15/25).	63,931	63,931

Lehman Brothers Holdings Inc., 5.36%, due 1/2/07, maturity value $511,757 (collateralized by non-U.S. Government debt securities, value $527,404, 3.34% to 8.75%, 6/15/07 to 12/1/66).	511,452	511,452
Lehman Brothers Holdings Inc., 5.44%, due 1/2/07, maturity value $191,910 (collateralized by non-U.S. Government debt securities, value $197,669, 5.50% to 8.88%, 4/15/11 to 12/1/66).	191,794	191,794
Merrill Lynch & Co. Inc., 5.36%, due 1/2/07, maturity value $511,757 (collateralized by non-U.S. Government debt securities, value $528,428, 0.00% to 10.13%, 6/15/07 to 9/1/26).	511,452	511,452
Merrill Lynch & Co. Inc., 5.44%, due 1/2/07, maturity value $255,881 (collateralized by non-U.S. Government debt securities, value $263,557, 4.37% to 7.75%, 3/3/08 to 12/1/25).	255,726	255,726
Morgan Stanley, 5.36%, due 1/2/07, maturity value $255,878 (collateralized by non-U.S. Government debt securities, value $266,395, 0.00% to 10.00%, 1/1/07 to 12/31/37).	255,726	255,726
Morgan Stanley, 5.51%, due 6/4/07, maturity value $183,255 (collateralized by non-U.S. Government debt securities, value $188,033, 0.00% to 10.00%, 1/1/07 to 12/31/37).(g)	179,008	179,008
Wachovia Capital, 5.38%, due 1/2/07, maturity value $818,812 (collateralized by non-U.S. Government debt securities, value $860,221, 3.86% to 8.17%, 8/15/13 to 10/17/44).	818,323	818,323

		6,948,347
TIME DEPOSITS(c)—0.00%
Bank of America N.A.
5.13%, 01/02/07	12,239	12,239

		12,239
VARIABLE & FLOATING RATE NOTES(c)—1.08%
Allstate Life Global Funding II
5.33%-5.43%, 11/02/07-01/25/08(d)	654,657	654,727
American Express Bank
5.32%, 02/28/07	255,726	255,726
American Express Centurion Bank
5.44%, 07/19/07	281,298	281,476
American Express Credit Corp.
5.45%, 07/05/07	76,718	76,744
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	31,996	31,996
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(d)	191,794	191,794
ASIF Global Financing
5.41%, 05/03/07(d)	25,573	25,577
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(d)	166,222	166,222
Bank of Ireland
5.33%-5.35%, 08/14/07-12/20/07(d)	370,802	370,812
Beta Finance Inc.
5.32%-5.41%, 04/25/07-07/25/07(d)	652,101	652,120
BMW US Capital LLC
5.35%, 01/15/08(d)	255,726	255,726
BNP Paribas
5.35%, 11/19/07(d)	473,093	473,093

Carlyle Loan Investment Ltd.
5.40%, 04/13/07-07/15/07(d)	186,680	186,680
CC USA Inc.
5.37%, 07/30/07(d)	127,863	127,873
Commodore CDO Ltd.
5.44%, 12/12/07(d)	63,931	63,931
Credit Agricole SA
5.34%, 11/23/07	255,726	255,726
Credit Suisse First Boston NY
5.38%, 04/24/07	127,863	127,865
Cullinan Finance Corp.
5.36%, 04/25/07(d)	63,931	63,931
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	36,942	36,942
DEPFA Bank PLC
5.40%, 09/14/07	255,726	255,726
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(d)	294,085	294,094
Eli Lilly Services Inc.
5.34%, 12/31/07(d)	170,697	170,697
Fifth Third Bancorp
5.33%, 12/21/07(d)	511,452	511,452
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(d)	166,222	166,209
General Electric Capital Corp.
5.31%-5.48%, 07/09/07-01/24/08(d)	268,512	268,551
Granite Master Issuer PLC
5.32%, 08/20/07(d)	895,040	895,040
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(d)	588,169	582,542
Hartford Life Global Funding Trust
5.37%-5.41%, 07/13/07-01/15/08	383,589	383,625
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	255,726	255,726
Holmes Financing PLC
5.32%, 07/16/07(d)	447,520	447,520
JPMorgan Chase & Co.
5.32%-5.45%, 07/27/07-08/02/07(g)	703,246	703,246
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	191,794	191,789
Kestrel Funding LLC
5.33%, 07/11/07(d)	102,290	102,285
Kommunalkredit Austria AG
5.35%, 01/09/08(d)	153,436	153,436
Leafs LLC
5.35%, 01/22/07-02/20/07(d)	266,371	266,371
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(d)	281,298	281,288
Lothian Mortgages Master Issuer PLC
5.32%, 04/24/07(d)	101,268	101,268
Marshall & Ilsley Bank
5.35%, 01/15/08	140,649	140,649
Master Funding LLC
5.38%, 04/25/07-05/25/07(d)	462,795	462,794
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	281,298	281,298
Metropolitan Life Global Funding I
5.36%, 02/08/07(d)	383,589	383,589
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(d)(g)	25,573	25,573
Mound Financing PLC
5.32%, 05/08/07(d)	240,382	240,382

Natexis Banques Populaires
5.35%-5.37%, 02/05/07-01/15/08(d)	920,613	920,606
National City Bank of Indiana
5.35%, 05/21/07	127,863	127,867
Nationwide Building Society
5.38%-5.49%, 02/08/07-10/26/07(d)	843,895	844,022
Newcastle Ltd.
5.37%, 04/24/07(d)	90,143	90,135
Northern Rock PLC
5.39%, 08/03/07(d)	306,871	306,876
Northlake CDO I
5.42%, 09/06/07(d)	76,718	76,718
Pricoa Global Funding I
5.34%, 11/27/07	345,230	345,230
Principal Life Global Funding I
5.80%, 02/08/07	115,077	115,131
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	370,802	370,798
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(d)	255,726	255,726
Strips III LLC
5.40%, 07/24/07(d)	55,355	55,355
SunTrust Bank
5.32%, 05/01/07	255,726	255,731
Tango Finance Corp.
5.30%-5.35%, 04/25/07-07/16/07(d)	623,971	623,939
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(d)	421,948	421,947
Wachovia Asset Securitization Inc.
5.34%, 01/25/07(d)	312,461	312,461
Wachovia Bank N.A.
5.36%, 05/22/07	511,452	511,452
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	191,794	191,863
Wells Fargo & Co.
5.36%, 11/15/07(d)	127,863	127,869
WhistleJacket Capital Ltd.
5.31%-5.35%, 04/18/07-06/13/07(d)	191,794	191,794
White Pine Finance LLC
5.31%-5.32%, 05/22/07-08/20/07(d)	767,178	767,081
Wind Master Trust
5.34%, 07/25/07(d)	102,290	102,290

		18,879,002

TOTAL SHORT-TERM INVESTMENTS
(Cost: $35,948,668)		35,948,668

TOTAL INVESTMENTS IN SECURITIES—101.99%
(Cost: $1,707,070,882)		1,785,736,780
Other Assets, Less Liabilities—(1.99)%		(34,788,550)

NET ASSETS—100.00%		$1,750,948,230

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

December 31, 2006

Security	Shares	Value

COMMON STOCKS—99.90%

AEROSPACE & DEFENSE—0.37%
DRS Technologies Inc.	109,708	$5,779,417
Sequa Corp. Class A(a)	31,981	3,679,734

		9,459,151
AGRICULTURE—0.23%
Universal Corp.	119,164	5,840,228

		5,840,228
AIRLINES—0.52%
Alaska Air Group Inc.(a)	184,616	7,292,332
JetBlue Airways Corp.(a)	434,098	6,164,192

		13,456,524
APPAREL—0.26%
Hanesbrands Inc.(a)	285,201	6,736,448

		6,736,448
AUTO PARTS & EQUIPMENT—1.44%
ArvinMeritor Inc.	326,633	5,954,520
Bandag Inc.	53,327	2,689,281
BorgWarner Inc.	264,308	15,599,458
Lear Corp.	310,900	9,180,877
Modine Manufacturing Co.	152,498	3,817,025

		37,241,161
BANKS—5.57%
Associated Bancorp	597,989	20,857,856
Bank of Hawaii Corp.	228,439	12,324,284
Cathay General Bancorp	110,424	3,810,732
City National Corp.	95,604	6,807,005
Colonial BancGroup Inc. (The)	702,181	18,074,139
Cullen/Frost Bankers Inc.	165,810	9,255,514
FirstMerit Corp.	369,588	8,921,854
Greater Bay Bancorp	224,974	5,923,565
Mercantile Bankshares Corp.	374,437	17,519,907
SVB Financial Group(a)(b)	76,909	3,585,498
TCF Financial Corp.	261,699	7,175,787
Webster Financial Corp.	258,565	12,597,287
Westamerica Bancorp	67,595	3,422,335
Wilmington Trust Corp.	314,961	13,281,905

		143,557,668
BEVERAGES—0.22%
PepsiAmericas Inc.	266,824	5,597,968

		5,597,968
BIOTECHNOLOGY—1.31%
Charles River Laboratories International Inc.(a)	114,905	4,969,641
Martek Biosciences Corp.(a)	45,254	1,056,228

Millennium Pharmaceuticals Inc.(a)	909,088	9,909,059
PDL BioPharma Inc.(a)	247,914	4,992,988
Vertex Pharmaceuticals Inc.(a)	340,181	12,729,573

		33,657,489
BUILDING MATERIALS—0.57%
Florida Rock Industries Inc.	82,981	3,572,332
Martin Marietta Materials Inc.	108,160	11,238,906

		14,811,238
CHEMICALS—5.26%
Airgas Inc.	148,122	6,001,903
Albemarle Corp.	69,534	4,992,541
Cabot Corp.	291,064	12,681,658
Chemtura Corp.	1,109,270	10,682,270
Cytec Industries Inc.	192,647	10,886,482
Ferro Corp.	197,939	4,095,358
FMC Corp.	176,266	13,493,162
Lubrizol Corp.	315,906	15,836,368
Lyondell Chemical Co.	968,854	24,773,597
Minerals Technologies Inc.	57,309	3,369,196
Olin Corp.	337,539	5,576,144
RPM International Inc.	549,793	11,485,176
Sensient Technologies Corp.	215,579	5,303,243
Valspar Corp. (The)	236,158	6,527,407

		135,704,505
COAL—0.49%
Arch Coal Inc.	423,757	12,725,423

		12,725,423
COMMERCIAL SERVICES—4.08%
ADESA Inc.	263,148	7,302,357
Avis Budget Group Inc.	452,553	9,815,875
Banta Corp.	112,284	4,087,138
Deluxe Corp.	226,599	5,710,295
Gartner Inc.(a)	113,162	2,239,476
Kelly Services Inc. Class A	98,181	2,841,358
Korn/Ferry International(a)	143,531	3,295,472
Laureate Education Inc.(a)	138,439	6,732,289
Manpower Inc.	389,548	29,188,832
MPS Group Inc.(a)	473,994	6,721,235
Navigant Consulting Inc.(a)	120,126	2,373,690
Quanta Services Inc.(a)	399,771	7,863,496
Rent-A-Center Inc.(a)	133,911	3,951,714
Sotheby’s Holdings Inc. Class A	169,414	5,255,222
United Rentals Inc.(a)	307,012	7,807,315

		105,185,764
COMPUTERS—2.44%
BISYS Group Inc. (The)(a)	167,289	2,159,701
Cadence Design Systems Inc.(a)(b)	828,848	14,844,668
Ceridian Corp.(a)	371,141	10,384,525
Diebold Inc.	148,461	6,918,283
Imation Corp.	108,248	5,025,955
McDATA Corp. Class A(a)	701,601	3,893,886
Mentor Graphics Corp.(a)	216,369	3,901,133
Palm Inc.(a)	460,167	6,483,753
Synopsys Inc.(a)	351,455	9,394,392

		63,006,296
COSMETICS & PERSONAL CARE—0.14%
Alberto-Culver Co.	166,287	3,566,856

		3,566,856

DISTRIBUTION & WHOLESALE—0.88%
Ingram Micro Inc. Class A(a)	639,283	13,047,766
Tech Data Corp.(a)	251,206	9,513,171

		22,560,937
DIVERSIFIED FINANCIAL SERVICES—2.08%
AmeriCredit Corp.(a)	521,371	13,122,908
Edwards (A.G.) Inc.	345,661	21,876,885
IndyMac Bancorp Inc.	134,597	6,078,401
Jefferies Group Inc.	215,389	5,776,733
Raymond James Financial Inc.	222,001	6,728,850

		53,583,777
ELECTRIC—11.71%
Alliant Energy Corp.	532,708	20,120,381
Aquila Inc.(a)	1,729,462	8,128,471
Black Hills Corp.	153,896	5,684,918
DPL Inc.	510,971	14,194,774
Duquesne Light Holdings Inc.	404,644	8,032,183
Energy East Corp.	678,068	16,816,086
Great Plains Energy Inc.	369,865	11,761,707
Hawaiian Electric Industries Inc.(b)	374,993	10,181,060
IDACORP Inc.	198,183	7,659,773
MDU Resources Group Inc.	516,155	13,234,214
Northeast Utilities	706,842	19,904,671
NSTAR	490,350	16,848,426
OGE Energy Corp.	418,432	16,737,280
Pepco Holdings Inc.	877,797	22,831,500
PNM Resources Inc.	346,485	10,775,683
Puget Energy Inc.	534,752	13,561,311
SCANA Corp.	534,487	21,710,862
Sierra Pacific Resources Corp.(a)	1,014,168	17,068,447
Westar Energy Inc.	402,494	10,448,744
Wisconsin Energy Corp.	536,548	25,464,568
WPS Resources Corp.	199,354	10,771,097

		301,936,156
ELECTRICAL COMPONENTS & EQUIPMENT—0.49%
Hubbell Inc. Class B	276,823	12,515,168

		12,515,168
ELECTRONICS—2.69%
Arrow Electronics Inc.(a)	561,086	17,702,263
Avnet Inc.(a)	586,173	14,964,997
Gentex Corp.	194,562	3,027,385
KEMET Corp.(a)	402,490	2,938,177
National Instruments Corp.	118,843	3,237,283
Plexus Corp.(a)	213,795	5,105,425
Thomas & Betts Corp.(a)	175,619	8,303,266
Varian Inc.(a)	55,864	2,502,149
Vishay Intertechnology Inc.(a)	847,964	11,481,433

		69,262,378
ENGINEERING & CONSTRUCTION—0.30%
Dycom Industries Inc.(a)	189,236	3,996,664
Granite Construction Inc.	74,351	3,741,342

		7,738,006
ENVIRONMENTAL CONTROL—0.34%
Republic Services Inc.	214,800	8,735,916

		8,735,916

FOOD—1.42%
Hormel Foods Corp.	155,847	5,819,327
Ruddick Corp.	165,708	4,598,397
Smithfield Foods Inc.(a)	458,474	11,764,443
Smucker (J.M.) Co. (The)	256,099	12,413,119
Tootsie Roll Industries Inc.	63,610	2,080,047

		36,675,333
FOREST PRODUCTS & PAPER—1.62%
Bowater Inc.(b)	258,814	5,823,315
Glatfelter Co.	206,871	3,206,500
Louisiana-Pacific Corp.	480,421	10,343,464
Potlatch Corp.	179,015	7,844,437
Rayonier Inc.	352,652	14,476,365

		41,694,081
GAS—1.21%
AGL Resources Inc.	357,518	13,911,025
Vectren Corp.	351,336	9,935,782
WGL Holdings Inc.	225,425	7,344,346

		31,191,153
HAND & MACHINE TOOLS—0.65%
Kennametal Inc.	178,145	10,483,833
Lincoln Electric Holdings Inc.	102,665	6,203,019

		16,686,852
HEALTH CARE - PRODUCTS—1.40%
Advanced Medical Optics Inc.(a)	265,370	9,341,024
Beckman Coulter Inc.	78,803	4,712,419
Hillenbrand Industries Inc.	195,307	11,118,828
Intuitive Surgical Inc.(a)	80,834	7,751,981
Steris Corp.	121,064	3,047,181

		35,971,433
HEALTH CARE - SERVICES—0.97%
Health Net Inc.(a)	176,979	8,611,798
LifePoint Hospitals Inc.(a)	87,179	2,937,932
Psychiatric Solutions Inc.(a)	150,674	5,653,288
Triad Hospitals Inc.(a)	187,071	7,825,180

		25,028,198
HOME BUILDERS—0.46%
Beazer Homes USA Inc.	174,581	8,207,053
M.D.C. Holdings Inc.	64,003	3,651,371

		11,858,424
HOME FURNISHINGS—0.14%
Furniture Brands International Inc.(b)	225,055	3,652,643

		3,652,643
HOUSEHOLD PRODUCTS & WARES—0.75%
American Greetings Corp. Class A(b)	265,699	6,342,235
Blyth Inc.	56,299	1,168,204
Scotts Miracle-Gro Co. (The) Class A	107,420	5,548,243
Tupperware Brands Corp.	280,243	6,336,294

		19,394,976
INSURANCE—6.28%
American Financial Group Inc.	322,655	11,586,541
Fidelity National Financial Inc.	1,003,544	23,964,631
First American Corp.	443,611	18,046,095

Gallagher (Arthur J.) & Co.	195,042	5,763,491
Hanover Insurance Group Inc. (The)	234,950	11,465,560
Horace Mann Educators Corp.	200,243	4,044,909
Mercury General Corp.	164,059	8,650,831
Ohio Casualty Corp.	281,628	8,395,331
Old Republic International Corp.	1,057,265	24,613,129
PMI Group Inc. (The)	205,579	9,697,161
Protective Life Corp.	321,162	15,255,195
Radian Group Inc.	121,276	6,537,989
StanCorp Financial Group Inc.	102,035	4,596,677
Unitrin Inc.	185,795	9,310,187

		161,927,727
INTERNET—1.00%
Avocent Corp.(a)	145,040	4,909,604
CheckFree Corp.(a)(b)	232,724	9,346,196
F5 Networks Inc.(a)	80,608	5,981,920
ValueClick Inc.(a)	236,298	5,583,722

		25,821,442
IRON & STEEL—0.29%
Reliance Steel & Aluminum Co.	186,952	7,362,170

		7,362,170
LEISURE TIME—0.16%
Callaway Golf Co.	289,587	4,172,949

		4,172,949
LODGING—0.17%
Boyd Gaming Corp.	96,538	4,374,137

		4,374,137
MACHINERY—1.52%
AGCO Corp.(a)	418,571	12,950,586
Flowserve Corp.(a)	126,472	6,383,042
Joy Global Inc.	310,635	15,016,096
Nordson Corp.	98,555	4,910,996

		39,260,720
MANUFACTURING—3.32%
Brink’s Co. (The)	104,837	6,701,181
Carlisle Companies Inc.	81,367	6,387,309
Crane Co.	159,173	5,832,099
Federal Signal Corp.	222,449	3,568,082
Harsco Corp.	193,255	14,706,705
Lancaster Colony Corp.	109,542	4,853,806
Pentair Inc.	451,225	14,168,465
SPX Corp.	153,514	9,388,916
Teleflex Inc.	110,038	7,104,053
Trinity Industries Inc.	367,085	12,921,392

		85,632,008
MEDIA—1.59%
Belo Corp.	405,950	7,457,302
Lee Enterprises Inc.	202,964	6,304,062
Media General Inc. Class A	112,000	4,163,040
Readers Digest Association Inc. (The)	439,012	7,331,500
Scholastic Corp.(a)	118,948	4,263,096
Washington Post Co. (The) Class B	12,817	9,556,355
Westwood One Inc.	284,869	2,011,175

		41,086,530

METAL FABRICATE & HARDWARE—1.55%
Precision Castparts Corp.	273,967	21,446,137
Timken Co. (The)	433,393	12,646,408
Worthington Industries Inc.	336,924	5,970,293

		40,062,838
OFFICE FURNISHINGS—0.45%
Herman Miller Inc.	161,895	5,886,502
HNI Corp.	126,197	5,604,409

		11,490,911
OIL & GAS—2.58%
ENSCO International Inc.	321,162	16,077,370
Forest Oil Corp.(a)	252,716	8,258,759
Helmerich & Payne Inc.	300,258	7,347,313
Noble Energy Inc.	211,221	10,364,614
Plains Exploration & Production Co.(a)	188,900	8,978,417
Pride International Inc.(a)	513,019	15,395,700

		66,422,173
OIL & GAS SERVICES—1.70%
Cameron International Corp.(a)	235,425	12,489,296
Grant Prideco Inc.(a)	241,712	9,612,886
Hanover Compressor Co.(a)	476,296	8,997,231
Tidewater Inc.	264,494	12,790,930

		43,890,343
PACKAGING & CONTAINERS—1.00%
Packaging Corp. of America	376,094	8,311,677
Sonoco Products Co.	457,888	17,427,217

		25,738,894
PHARMACEUTICALS—1.04%
Omnicare Inc.	196,326	7,584,073
Perrigo Co.	334,099	5,779,913
Valeant Pharmaceuticals International	412,800	7,116,672
VCA Antech Inc.(a)	193,359	6,224,226

		26,704,884
PIPELINES—1.41%
National Fuel Gas Co.	378,961	14,605,157
ONEOK Inc.	505,696	21,805,612

		36,410,769
REAL ESTATE INVESTMENT TRUSTS—8.84%
AMB Property Corp.	409,704	24,012,751
Developers Diversified Realty Corp.	499,338	31,433,327
Highwoods Properties Inc.	254,886	10,389,153
Hospitality Properties Trust	396,339	18,837,993
Liberty Property Trust(b)	414,932	20,389,758
Longview Fibre Co.	304,258	6,678,463
Macerich Co. (The)	327,487	28,350,550
Mack-Cali Realty Corp.	288,014	14,688,714
New Plan Excel Realty Trust Inc.	475,467	13,065,833
Regency Centers Corp.	316,101	24,709,615
United Dominion Realty Trust Inc.	618,164	19,651,434
Weingarten Realty Investors	341,281	15,736,467

		227,944,058
RETAIL—4.04%
AnnTaylor Stores Corp.(a)	146,777	4,820,157
Barnes & Noble Inc.	137,597	5,463,977
BJ’s Wholesale Club Inc.(a)	296,843	9,234,786
Bob Evans Farms Inc.	169,320	5,794,130

Borders Group Inc.	275,116	6,148,843
CarMax Inc.(a)	216,188	11,594,162
CBRL Group Inc.	53,331	2,387,096
Charming Shoppes Inc.(a)	319,534	4,323,295
Claire’s Stores Inc.	176,768	5,858,092
Coldwater Creek Inc.(a)	92,162	2,259,812
Foot Locker Inc.	714,689	15,673,130
MSC Industrial Direct Co. Inc. Class A	118,522	4,640,136
OSI Restaurant Partners Inc.	127,858	5,012,034
Payless ShoeSource Inc.(a)	183,442	6,020,566
Pier 1 Imports Inc.	1,244	7,402
Regis Corp.	88,397	3,495,217
Saks Inc.	636,362	11,339,971

		104,072,806
SAVINGS & LOANS—1.44%
Astoria Financial Corp.	383,824	11,576,132
First Niagara Financial Group Inc.	492,156	7,313,438
New York Community Bancorp Inc.	551,339	8,876,558
Washington Federal Inc.	402,972	9,481,931

		37,248,059
SEMICONDUCTORS—4.31%
Atmel Corp.(a)	1,442,813	8,729,019
Cypress Semiconductor Corp.(a)(b)	454,606	7,669,203
Fairchild Semiconductor International Inc. Class A(a)	565,463	9,505,433
Integrated Device Technology Inc.(a)	713,971	11,052,271
International Rectifier Corp.(a)	176,079	6,784,324
Intersil Corp. Class A	635,031	15,189,942
Lam Research Corp.(a)	321,048	16,251,450
Lattice Semiconductor Corp.(a)	419,519	2,718,483
MEMC Electronic Materials Inc.(a)	307,050	12,017,937
Micrel Inc.(a)	156,118	1,682,952
Microchip Technology Inc.	449,313	14,692,535
Semtech Corp.(a)	147,596	1,929,080
TriQuint Semiconductor Inc.(a)	643,168	2,894,256

		111,116,885
SOFTWARE—1.28%
Acxiom Corp.	314,525	8,067,566
Advent Software Inc.(a)	55,301	1,951,572
MoneyGram International Inc.	213,883	6,707,371
Parametric Technology Corp.(a)	366,785	6,609,466
Sybase Inc.(a)	215,727	5,328,457
Transaction Systems Architects Inc. Class A(a)	65,659	2,138,514
Wind River Systems Inc.(a)	225,436	2,310,719

		33,113,665
TELECOMMUNICATIONS—3.16%
ADTRAN Inc.	167,744	3,807,789
Andrew Corp.(a)	737,993	7,549,668
Cincinnati Bell Inc.(a)	660,186	3,017,050
CommScope Inc.(a)(b)	193,306	5,891,967
Harris Corp.	204,199	9,364,566
Newport Corp.(a)	189,954	3,979,536
Polycom Inc.(a)	188,626	5,830,430
Powerwave Technologies Inc.(a)(b)	559,617	3,609,530
RF Micro Devices Inc.(a)	494,736	3,359,257
Telephone & Data Systems Inc.	477,462	25,940,510
3Com Corp.(a)	1,830,614	7,523,824
UTStarcom Inc.(a)(b)	197,682	1,729,718

		81,603,845

TEXTILES—0.26%
Mohawk Industries Inc.(a)(b)	90,262	6,757,013

		6,757,013
TRANSPORTATION—1.84%
Alexander & Baldwin Inc.	197,223	8,744,868
Con-way Inc.	210,718	9,280,021
Hunt (J.B.) Transport Services Inc.	231,589	4,810,104
Overseas Shipholding Group Inc.	132,130	7,438,919
Swift Transportation Co. Inc.(a)	123,519	3,244,844
Werner Enterprises Inc.	234,009	4,090,477
YRC Worldwide Inc.(a)	263,390	9,937,705

		47,546,938
TRUCKING & LEASING—0.40%
GATX Corp.	236,347	10,240,916

		10,240,916
WATER—0.26%
Aqua America Inc.	299,055	6,812,473

		6,812,473

TOTAL COMMON STOCKS
(Cost: $2,336,719,809)		2,575,847,303

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—2.46%

CERTIFICATES OF DEPOSIT(c)—0.06%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$310,618	310,618
Washington Mutual Bank
5.33%, 03/19/07	1,109,349	1,109,349

		1,419,967
COMMERCIAL PAPER(c)—0.47%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(d)	466,419	459,744
Aspen Funding Corp.
5.26%, 02/21/07(d)	288,431	286,324
Beta Finance Inc.
5.27%, 01/25/07(d)	88,748	88,449
BNP Paribas Finance Inc.
5.12%, 06/06/07	155,309	151,889
CAFCO LLC
5.26%, 01/30/07(d)	221,870	220,962
Cantabric Finance LLC
5.25%-5.26%, 01/25/07-03/06/07(d)	532,488	528,629
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	523,613	517,186
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(d)	44,374	44,316
Curzon Funding LLC
5.24%, 02/27/07(d)	243,391	241,407
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	183,899	181,264
Eureka Securitization
5.26%, 02/09/07(d)	554,675	551,595

Five Finance Inc.
5.22%, 04/20/07(d)	204,120	200,924
General Electric Capital Corp.
5.12%, 06/04/07(d)	332,805	325,570
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(d)	727,733	720,701
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(d)	865,292	847,357
KKR Atlantic Funding Trust
5.32%, 01/03/07(d)	332,805	332,756
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(d)	1,460,330	1,451,572
Lockhart Funding LLC
5.28%, 02/09/07(d)	443,740	441,267
Nationwide Building Society
5.21%, 04/13/07(d)	421,553	415,391
Nestle Capital Corp.
5.19%, 08/09/07(d)	266,244	257,838
Norddeutsche Landesbank
5.27%, 02/15/07	421,553	418,840
Polonius Inc.
5.26%, 02/20/07(d)	125,490	124,591
Regency Markets No. 1 LLC
5.32%, 01/22/07(d)	147,468	147,032
Sedna Finance Inc.
5.22%, 04/17/07(d)	252,932	249,081
Societe Generale
5.18%, 05/16/07	1,109,349	1,087,960
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(d)	1,125,981	1,115,136
Thornburg Mortgage Capital Resources
5.28%, 01/17/07-03/12/07(d)	546,687	542,912
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	259,317	257,688

		12,208,381
MEDIUM-TERM NOTES(c)—0.05%
Bank of America N.A.
5.28%, 04/20/07	110,935	110,935
Cullinan Finance Corp.
5.71%, 06/28/07(d)	332,805	332,805
K2 USA LLC
5.39%, 06/04/07(d)	332,805	332,805
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	519,175	519,176

		1,295,721
MONEY MARKET FUNDS—0.14%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	3,706,409	3,706,409

		3,706,409
REPURCHASE AGREEMENTS(c)—0.47%
Banc of America Securities LLC, 5.36%, due 1/2/07, maturity value $888,008 (collateralized by non-U.S. Government debt securities, value $915,148, 4.25% to 8.00%, 3/1/08 to 7/15/17).	$887,479	887,479

Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $1,554,016 (collateralized by non-U.S. Government debt securities, value $1,709,418, 1.00% to 8.84%, 8/3/14 to 12/25/46).	1,553,089	1,553,089
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $666,007 (collateralized by U.S. Government obligations, value $679,330, 0.00% to 11.00%, 1/1/08 to 1/1/37).	665,610	665,610
BNP Securities Corp., 5.36%, due 1/2/07, maturity value $44,400 (collateralized by non-U.S. Government debt securities, value $46,646, 5.46%, 3/15/08).	44,374	44,374
Citigroup Global Markets Holdings Inc., 5.36%, due 1/2/07, maturity value $1,554,014 (collateralized by non-U.S. Government debt securities, value $1,632,607, 3.78% to 7.41%, 11/25/19 to 10/25/45).	1,553,089	1,553,089
Citigroup Global Markets Holdings Inc., 5.42%, due 1/2/07, maturity value $488,408 (collateralized by non-U.S. Government debt securities, value $544,460, 0.00% to 10.00%, 6/1/28 to 11/16/36).	488,114	488,114
Citigroup Global Markets Holdings Inc., 5.46%, due 1/2/07, maturity value $266,406 (collateralized by non-U.S. Government debt securities, value $296,979, 0.00% to 10.00%, 6/1/28 to 11/16/36).	266,244	266,244
Goldman Sachs & Co. Inc., 5.35%, due 1/2/07, maturity value $888,007 (collateralized by non-U.S. Government debt securities, value $923,441, 0.00% to 10.00%, 1/23/07 to 5/15/44).	887,479	887,479
Goldman Sachs Group Inc., 5.36%, due 1/2/07, maturity value $164,757 (collateralized by non-U.S. Government debt securities, value $171,278, 0.00% to 10.00%, 1/23/07 to 5/15/44).	164,658	164,658
Goldman Sachs Group Inc., 5.46%, due 1/2/07, maturity value $266,406 (collateralized by non-U.S. Government debt securities, value $277,036, 0.00% to 10.00%, 1/23/07 to 5/15/44).	266,244	266,244
Greenwich Capital Markets Inc., 5.46%, due 1/2/07, maturity value $222,005 (collateralized by non-U.S. Government debt securities, value $245,520, 5.58%, 1/8/36).	221,870	221,870
HSBC Securities Inc., 5.36%, due 1/2/07, maturity value $222,002 (collateralized by non-U.S. Government debt securities, value $233,252, 3.16% to 5.32%, 5/15/34 to 6/1/46).	221,870	221,870
JP Morgan Securities Inc., 5.41%, due 1/2/07, maturity value $111,002 (collateralized by non-U.S. Government debt securities, value $116,626, 5.75% to 8.75%, 10/1/08 to 9/15/25).	110,935	110,935
Lehman Brothers Holdings Inc., 5.36%, due 1/2/07, maturity value $888,008 (collateralized by non-U.S. Government debt securities, value $915,159, 3.34% to 8.75%, 6/15/07 to 12/1/66).	887,479	887,479
Lehman Brothers Holdings Inc., 5.44%, due 1/2/07, maturity value $333,006 (collateralized by non-U.S. Government debt securities, value $342,998, 5.50% to 8.88%, 4/15/11 to 12/1/66).	332,805	332,805

Merrill Lynch & Co. Inc., 5.36%, due 1/2/07, maturity value $888,008 (collateralized by non-U.S. Government debt securities, value $916,937, 0.00% to 10.13%, 6/15/07 to 9/1/26).	887,479	887,479
Merrill Lynch & Co. Inc., 5.44%, due 1/2/07, maturity value $444,008 (collateralized by non-U.S. Government debt securities, value $457,329, 4.37% to 7.75%, 3/3/08 to 12/1/25).	443,740	443,740
Morgan Stanley, 5.36%, due 1/2/07, maturity value $444,004 (collateralized by non-U.S. Government debt securities, value $462,252, 0.00% to 10.00%, 1/1/07 to 12/31/37).	443,740	443,740
Morgan Stanley, 5.51%, due 6/4/07, maturity value $317,987 (collateralized by non-U.S. Government debt securities, value $326,278, 0.00% to 10.00%, 1/1/07 to 12/31/37).(g)	310,618	310,618
Wachovia Capital, 5.38%, due 1/2/07, maturity value $1,420,816 (collateralized by non-U.S. Government debt securities, value $1,492,669, 3.86% to 8.17%, 8/15/13 to 10/17/44).	1,419,967	1,419,967

		12,056,883
TIME DEPOSITS(c)—0.00%
Bank of America N.A.
5.13%, 01/02/07	21,237	21,237

		21,237
VARIABLE & FLOATING RATE NOTES(c)—1.27%
Allstate Life Global Funding II
5.33%-5.43%, 11/02/07-01/25/08(d)	1,135,969	1,136,091
American Express Bank
5.32%, 02/28/07	443,740	443,739
American Express Centurion Bank
5.44%, 07/19/07	488,114	488,422
American Express Credit Corp.
5.45%, 07/05/07	133,122	133,167
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	55,520	55,520
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(d)	332,805	332,805
ASIF Global Financing
5.41%, 05/03/07(d)	44,374	44,382
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(d)	288,431	288,431
Bank of Ireland
5.33%-5.35%, 08/14/07-12/20/07(d)	643,423	643,440
Beta Finance Inc.
5.32%-5.41%, 04/25/07-07/25/07(d)	1,131,536	1,131,569
BMW US Capital LLC
5.35%, 01/15/08(d)	443,740	443,740
BNP Paribas
5.35%, 11/19/07(d)	820,918	820,918
Carlyle Loan Investment Ltd.
5.40%, 04/13/07-07/15/07(d)	323,930	323,930
CC USA Inc.
5.37%, 07/30/07(d)	221,870	221,888
Commodore CDO Ltd.
5.44%, 12/12/07(d)	110,935	110,935
Credit Agricole SA
5.34%, 11/23/07	443,740	443,740

Credit Suisse First Boston NY
5.38%, 04/24/07	221,870	221,873
Cullinan Finance Corp.
5.36%, 04/25/07(d)	110,935	110,935
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	64,103	64,103
DEPFA Bank PLC
5.40%, 09/14/07	443,740	443,740
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(d)	510,301	510,317
Eli Lilly Services Inc.
5.34%, 12/31/07(d)	296,196	296,196
Fifth Third Bancorp
5.33%, 12/21/07(d)	887,479	887,479
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(d)	288,431	288,410
General Electric Capital Corp.
5.31%-5.48%, 07/09/07-01/24/08(d)	465,927	465,993
Granite Master Issuer PLC
5.32%, 08/20/07(d)	1,553,089	1,553,089
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(d)	1,020,601	1,010,834
Hartford Life Global Funding Trust
5.37%-5.41%, 07/13/07-01/15/08	665,610	665,673
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	443,740	443,740
Holmes Financing PLC
5.32%, 07/16/07(d)	776,545	776,545
JPMorgan Chase & Co.
5.32%-5.45%, 07/27/07-08/02/07(g)	1,220,284	1,220,284
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	332,805	332,796
Kestrel Funding LLC
5.33%, 07/11/07(d)	177,496	177,486
Kommunalkredit Austria AG
5.35%, 01/09/08(d)	266,244	266,244
Leafs LLC
5.35%, 01/22/07-02/20/07(d)	462,212	462,212
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(d)	488,114	488,096
Lothian Mortgages Master Issuer PLC
5.32%, 04/24/07(d)	175,723	175,723
Marshall & Ilsley Bank
5.35%, 01/15/08	244,057	244,057
Master Funding LLC
5.38%, 04/25/07-05/25/07(d)	803,049	803,049
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	488,114	488,114
Metropolitan Life Global Funding I
5.36%, 02/08/07(d)	665,610	665,610
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(d)(g)	44,374	44,374
Mound Financing PLC
5.32%, 05/08/07(d)	417,115	417,115
Natexis Banques Populaires
5.35%-5.37%, 02/05/07-01/15/08(d)	1,597,463	1,597,451
National City Bank of Indiana
5.35%, 05/21/07	221,870	221,877
Nationwide Building Society
5.38%-5.49%, 02/08/07-10/26/07(d)	1,464,341	1,464,562
Newcastle Ltd.
5.37%, 04/24/07(d)	156,418	156,404

Northern Rock PLC
5.39%, 08/03/07(d)	532,488	532,496
Northlake CDO I
5.42%, 09/06/07(d)	133,122	133,122
Pricoa Global Funding I
5.34%, 11/27/07	599,049	599,049
Principal Life Global Funding I
5.80%, 02/08/07	199,683	199,777
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	643,423	643,415
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(d)	443,740	443,740
Strips III LLC
5.40%, 07/24/07(d)	96,053	96,053
SunTrust Bank
5.32%, 05/01/07	443,740	443,748
Tango Finance Corp.
5.30%-5.35%, 04/25/07-07/16/07(d)	1,082,725	1,082,669
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(d)	732,171	732,171
Wachovia Asset Securitization Inc.
5.34%, 01/25/07(d)	542,187	542,187
Wachovia Bank N.A.
5.36%, 05/22/07	887,479	887,479
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	332,805	332,925
Wells Fargo & Co.
5.36%, 11/15/07(d)	221,870	221,881
WhistleJacket Capital Ltd.
5.31%-5.35%, 04/18/07-06/13/07(d)	332,805	332,806
White Pine Finance LLC
5.31%-5.32%, 05/22/07-08/20/07(d)	1,331,219	1,331,050
Wind Master Trust
5.34%, 07/25/07(d)	177,496	177,496

		32,759,162

TOTAL SHORT-TERM INVESTMENTS
(Cost: $63,467,760)		63,467,760

TOTAL INVESTMENTS IN SECURITIES—102.36%
(Cost: $2,400,187,569)		2,639,315,063
Other Assets, Less Liabilities—(2.36)%		(60,799,753)

NET ASSETS—100.00%		$2,578,515,310

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 INDEX FUND

December 31, 2006

Security	Shares	Value

COMMON STOCKS—100.02%

ADVERTISING—0.36%
ADVO Inc.	254,311	$8,290,539
inVentiv Health Inc.(a)	234,726	8,297,564

		16,588,103
AEROSPACE & DEFENSE—1.87%
AAR Corp.(a)	292,718	8,544,437
Armor Holdings Inc.(a)	240,729	13,203,986
Curtiss-Wright Corp.	350,270	12,988,012
EDO Corp.	127,421	3,024,975
Esterline Technologies Corp.(a)	203,238	8,176,265
GenCorp Inc.(a)	445,349	6,243,793
Kaman Corp.	192,962	4,320,419
Moog Inc. Class A(a)	334,557	12,776,732
Teledyne Technologies Inc.(a)	275,418	11,052,524
Triumph Group Inc.	129,144	6,771,020

		87,102,163
AGRICULTURE—0.35%
Alliance One International Inc.(a)	698,547	4,931,742
Delta & Pine Land Co.	287,329	11,622,458

		16,554,200
AIRLINES—0.38%
Frontier Airlines Holdings Inc.(a)(b)	294,052	2,175,985
Mesa Air Group Inc.(a)	290,721	2,491,479
SkyWest Inc.	509,692	13,002,243

		17,669,707
APPAREL—2.30%
Ashworth Inc.(a)	117,100	850,146
Crocs Inc.(a)(b)	266,512	11,513,318
Deckers Outdoor Corp.(a)	87,069	5,219,787
Gymboree Corp.(a)	252,213	9,624,448
Kellwood Co.	200,815	6,530,504
K-Swiss Inc. Class A	212,010	6,517,187
Oxford Industries Inc.	121,374	6,026,219
Phillips-Van Heusen Corp.	442,504	22,200,426
Quiksilver Inc.(a)	959,074	15,105,415
Skechers U.S.A. Inc. Class A(a)	198,142	6,600,110
Stride Rite Corp.	288,398	4,349,042
Wolverine World Wide Inc.	443,874	12,659,286

		107,195,888
AUTO MANUFACTURERS—0.14%
A.S.V. Inc.(a)(b)	164,687	2,679,457
Wabash National Corp.	248,730	3,755,823

		6,435,280

AUTO PARTS & EQUIPMENT—0.20%
Keystone Automotive Industries Inc.(a)	130,455	4,434,165
Standard Motor Products Inc.	94,260	1,412,015
Superior Industries International Inc.(b)	183,285	3,531,902

		9,378,082
BANKS—6.44%
Bank Mutual Corp.	480,498	5,818,831
Boston Private Financial Holdings Inc.	291,537	8,224,259
Cascade Bancorp	224,847	6,977,002
Central Pacific Financial Corp.	244,177	9,464,301
Chittenden Corp.	366,827	11,257,921
Community Bank System Inc.	238,572	5,487,156
East West Bancorp Inc.	488,159	17,290,592
First BanCorp (Puerto Rico)	646,294	6,159,182
First Commonwealth Financial Corp.	501,162	6,730,606
First Financial Bancorp	258,124	4,287,440
First Indiana Corp.	104,475	2,649,486
First Midwest Bancorp Inc.	398,347	15,408,062
First Republic Bank	243,109	9,500,700
Fremont General Corp.	540,323	8,758,636
Glacier Bancorp Inc.	416,524	10,179,847
Hanmi Financial Corp.	328,674	7,405,025
Independent Bank Corp. (Michigan)	162,522	4,110,181
Irwin Financial Corp.	149,784	3,389,612
Nara Bancorp Inc.	166,770	3,488,828
PrivateBancorp Inc.(b)	142,358	5,926,364
Prosperity Bancshares Inc.	207,062	7,145,710
Provident Bankshares Corp.	260,844	9,286,046
Republic Bancorp Inc.	589,136	7,929,771
South Financial Group Inc. (The)	599,671	15,945,252
Sterling Bancorp	150,179	2,958,526
Sterling Bancshares Inc.	549,369	7,152,784
Sterling Financial Corp. (Washington)	333,256	11,267,385
Susquehanna Bancshares Inc.	413,310	11,109,773
TrustCo Bank Corp. NY(b)	598,745	6,658,044
UCBH Holdings Inc.	792,561	13,917,371
Umpqua Holdings Corp.	462,769	13,619,292
United Bancshares Inc.	292,086	11,289,124
Whitney Holding Corp.	525,211	17,132,383
Wilshire Bancorp Inc.	124,162	2,355,353
Wintrust Financial Corp.	204,392	9,814,904

		300,095,749
BEVERAGES—0.06%
Peet’s Coffee & Tea Inc.(a)	110,734	2,905,660

		2,905,660
BIOTECHNOLOGY—0.88%
ArQule Inc.(a)	226,576	1,341,330
Cambrex Corp.	213,706	4,855,400
CryoLife Inc.(a)	180,460	1,380,519
Digene Corp.(a)	189,002	9,056,976
Enzo Biochem Inc.(a)	220,263	3,143,153
Integra LifeSciences Holdings Corp.(a)	157,364	6,702,133
Regeneron Pharmaceuticals Inc.(a)	517,141	10,379,020
Savient Pharmaceuticals Inc.(a)	370,373	4,151,881

		41,010,412
BUILDING MATERIALS—1.41%
Apogee Enterprises Inc.	226,114	4,366,261
Drew Industries Inc.(a)	148,608	3,865,294
ElkCorp	163,848	6,732,514

Lennox International Inc.	460,031	14,081,549
NCI Building Systems Inc.(a)(b)	158,196	8,186,643
Simpson Manufacturing Co. Inc.(b)	292,024	9,242,560
Texas Industries Inc.(b)	191,181	12,279,556
Universal Forest Products Inc.	150,165	7,000,692

		65,755,069
CHEMICALS—1.33%
Arch Chemicals Inc.	192,972	6,427,897
Fuller (H.B.) Co.	475,422	12,275,396
Georgia Gulf Corp.	273,675	5,284,664
MacDermid Inc.	199,496	6,802,814
OM Group Inc.(a)	234,190	10,604,123
OMNOVA Solutions Inc.(a)	330,329	1,512,907
Penford Corp.	71,862	1,243,213
PolyOne Corp.(a)	740,454	5,553,405
Quaker Chemical Corp.	78,511	1,732,738
Schulman (A.) Inc.	192,820	4,290,245
Tronox Inc. Class B	329,315	5,199,884
Wellman Inc.	261,941	835,592

		61,762,878
COAL—0.32%
Massey Energy Co.	640,871	14,887,433

		14,887,433
COMMERCIAL SERVICES—4.16%
Aaron Rents Inc.	387,836	11,161,920
ABM Industries Inc.	347,596	7,893,905
Administaff Inc.	193,124	8,259,913
AMN Healthcare Services Inc.(a)	271,402	7,474,411
Arbitron Inc.	234,310	10,178,426
Bankrate Inc.(a)(b)	91,554	3,474,474
Bowne & Co. Inc.	232,130	3,700,152
Bright Horizons Family Solutions Inc.(a)	208,826	8,073,213
CDI Corp.	104,296	2,596,970
Central Parking Corp.	131,696	2,370,528
Chemed Corp.	209,572	7,749,973
Coinstar Inc.(a)	220,782	6,749,306
Consolidated Graphics Inc.(a)	93,725	5,536,336
CPI Corp.	41,906	1,948,210
Cross Country Healthcare Inc.(a)	173,828	3,792,927
Gevity HR Inc.	201,121	4,764,556
Healthcare Services Group Inc.(b)	218,938	6,340,444
Heidrick & Struggles International Inc.(a)	139,427	5,906,128
Hooper Holmes Inc.(a)	534,354	1,768,712
Kendle International Inc.(a)	98,078	3,084,553
Labor Ready Inc.(a)	415,838	7,622,311
Live Nation Inc.(a)	522,081	11,694,614
MAXIMUS Inc.	171,972	5,293,298
Midas Inc.(a)	94,661	2,177,203
On Assignment Inc.(a)	263,680	3,098,240
PAREXEL International Corp.(a)	216,648	6,276,293
PharmaNet Development Group Inc.(a)	147,376	3,252,588
Pre-Paid Legal Services Inc.(a)(b)	75,019	2,935,493
Rewards Network Inc.(a)	212,884	1,479,544
Spherion Corp.(a)	453,873	3,372,276
StarTek Inc.	90,280	1,222,391
Universal Technical Institute Inc.(a)	184,382	4,095,124
Vertrue Inc.(a)	77,804	2,988,452
Viad Corp.	172,596	7,007,398
Volt Information Sciences Inc.(a)	69,029	3,465,946
Watson Wyatt Worldwide Inc.	337,815	15,252,347

		194,058,575

COMPUTERS—2.50%
Agilysys Inc.	244,878	4,099,258
CACI International Inc. Class A(a)(b)	244,528	13,815,832
Carreker Corp.(a)	163,099	1,246,076
Catapult Communications Corp.(a)	84,575	759,483
CIBER Inc.(a)	433,289	2,937,699
FactSet Research Systems Inc.	300,518	16,973,257
Hutchinson Technology Inc.(a)	205,839	4,851,625
Komag Inc.(a)(b)	247,131	9,361,322
Kronos Inc.(a)	254,193	9,339,051
Manhattan Associates Inc.(a)	217,053	6,528,954
Mercury Computer Systems Inc.(a)	177,909	2,376,864
MICROS Systems Inc.(a)	311,816	16,432,703
MTS Systems Corp.	145,544	5,620,909
Radiant Systems Inc.(a)	206,964	2,160,704
RadiSys Corp.(a)	172,085	2,868,657
Sykes Enterprises Inc.(a)	235,685	4,157,483
Synaptics Inc.(a)	200,886	5,964,305
TALX Corp.	249,200	6,840,540

		116,334,722
DISTRIBUTION & WHOLESALE—1.58%
Bell Microproducts Inc.(a)	241,792	1,704,634
Brightpoint Inc.(a)	404,616	5,442,085
Building Materials Holding Corp.	232,201	5,733,043
LKQ Corp.(a)	360,154	8,279,940
Owens & Minor Inc.	320,589	10,024,818
Pool Corp.(b)	404,219	15,833,258
ScanSource Inc.(a)(b)	205,208	6,238,323
United Stationers Inc.(a)	241,349	11,268,585
Watsco Inc.	195,293	9,210,018

		73,734,704
DIVERSIFIED FINANCIAL SERVICES—1.18%
Financial Federal Corp.	217,101	6,384,940
Investment Technology Group Inc.(a)	347,349	14,894,325
LaBranche & Co. Inc.(a)(b)	421,567	4,144,004
Piper Jaffray Companies(a)	148,206	9,655,621
Portfolio Recovery Associates Inc.(a)(b)	127,092	5,933,925
SWS Group Inc.	128,149	4,574,919
TradeStation Group Inc.(a)	204,429	2,810,899
World Acceptance Corp.(a)	139,851	6,566,004

		54,964,637
ELECTRIC—1.50%
ALLETE Inc.	242,245	11,274,082
Avista Corp.	406,669	10,292,792
Central Vermont Public Service Corp.	80,786	1,902,510
CH Energy Group Inc.	108,107	5,708,050
Cleco Corp.	452,675	11,420,990
El Paso Electric Co.(a)	372,321	9,073,463
Green Mountain Power Corp.	42,252	1,431,920
UIL Holdings Corp.	197,168	8,318,518
UniSource Energy Corp.	280,962	10,263,542

		69,685,867
ELECTRICAL COMPONENTS & EQUIPMENT—0.71%
Advanced Energy Industries Inc.(a)	282,457	5,329,964
Belden CDT Inc.	346,328	13,537,962
C&D Technologies Inc.	207,785	984,901
Greatbatch Inc.(a)	175,165	4,715,442

Littelfuse Inc.(a)	178,443	5,688,763
Magnetek Inc.(a)	232,812	1,315,388
Vicor Corp.	155,828	1,731,249

		33,303,669
ELECTRONICS—4.57%
Analogic Corp.	111,469	6,257,870
Bel Fuse Inc. Class B	94,571	3,290,125
Benchmark Electronics Inc.(a)	515,821	12,565,400
Brady Corp. Class A	425,232	15,852,649
Checkpoint Systems Inc.(a)	313,603	6,334,781
Coherent Inc.(a)	249,349	7,871,948
CTS Corp.	286,085	4,491,534
Cubic Corp.	124,495	2,701,541
Cymer Inc.(a)	296,015	13,009,859
Daktronics Inc.	253,349	9,335,911
Dionex Corp.(a)	153,348	8,696,365
Electro Scientific Industries Inc.(a)	232,936	4,691,331
FEI Co.(a)	202,771	5,347,071
FLIR Systems Inc.(a)(b)	522,297	16,624,714
Itron Inc.(a)	204,164	10,583,862
Keithley Instruments Inc.	113,261	1,489,382
Lo-Jack Corp.(a)	146,273	2,498,343
Methode Electronics Inc.	299,122	3,239,491
Park Electrochemical Corp.	160,957	4,128,547
Paxar Corp.(a)	328,998	7,586,694
Photon Dynamics Inc.(a)	135,754	1,586,964
Planar Systems Inc.(a)	136,626	1,321,173
Rogers Corp.(a)	140,323	8,300,105
Sonic Solutions Inc.(a)	207,876	3,388,379
Technitrol Inc.	324,811	7,759,735
Trimble Navigation Ltd.(a)	441,392	22,391,816
Watts Water Technologies Inc. Class A	231,595	9,520,870
Woodward Governor Co.	234,196	9,299,923
X-Rite Inc.	229,315	2,820,574

		212,986,957
ENERGY - ALTERNATE SOURCES—0.17%
Headwaters Inc.(a)(b)	337,525	8,087,099

		8,087,099
ENGINEERING & CONSTRUCTION—1.27%
EMCOR Group Inc.(a)(b)	252,737	14,368,098
Insituform Technologies Inc. Class A(a)	217,859	5,633,834
Shaw Group Inc. (The)(a)	641,375	21,486,062
URS Corp.(a)	413,823	17,732,316

		59,220,310
ENTERTAINMENT—0.43%
Pinnacle Entertainment Inc.(a)	383,248	12,700,839
Shuffle Master Inc.(a)(b)	278,748	7,303,198

		20,004,037
ENVIRONMENTAL CONTROL—0.50%
Tetra Tech Inc.(a)	459,863	8,318,922
Waste Connections Inc.(a)	361,076	15,002,708

		23,321,630
FOOD—2.14%
Corn Products International Inc.	588,755	20,335,598
Flowers Foods Inc.	411,986	11,119,502
Great Atlantic & Pacific Tea Co.	156,299	4,023,136
Hain Celestial Group Inc.(a)	308,075	9,615,021

J&J Snack Foods Corp.	109,374	4,528,084
Lance Inc.	245,820	4,936,066
Nash Finch Co.	106,882	2,917,879
Performance Food Group Co.(a)	278,188	7,689,116
Ralcorp Holdings Inc.(a)	212,588	10,818,603
Sanderson Farms Inc.	126,456	3,830,352
TreeHouse Foods Inc.(a)	248,794	7,762,373
United Natural Foods Inc.(a)	338,131	12,145,666

		99,721,396
FOREST PRODUCTS & PAPER—0.65%
Buckeye Technologies Inc.(a)	301,144	3,607,705
Caraustar Industries Inc.(a)	225,807	1,826,779
Deltic Timber Corp.	81,240	4,531,567
Neenah Paper Inc.	117,890	4,163,875
Pope & Talbot Inc.(a)	132,651	725,601
Rock-Tenn Co. Class A	256,020	6,940,702
Schweitzer-Mauduit International Inc.	123,783	3,224,547
Wausau Paper Corp.	357,003	5,351,475

		30,372,251
GAS—3.46%
Atmos Energy Corp.	695,830	22,203,935
Cascade Natural Gas Corp.	92,519	2,398,092
Energen Corp.	576,478	27,059,877
Laclede Group Inc. (The)	171,069	5,992,547
New Jersey Resources Corp.	220,703	10,721,752
Northwest Natural Gas Co.	219,380	9,310,487
Piedmont Natural Gas Co.(b)	600,375	16,060,031
South Jersey Industries Inc.	233,893	7,814,365
Southern Union Co.	857,925	23,979,004
Southwest Gas Corp.	327,168	12,553,436
UGI Corp.	843,169	23,001,650

		161,095,176
HAND & MACHINE TOOLS—0.44%
Baldor Electric Co.	232,242	7,761,528
Regal-Beloit Corp.	246,560	12,946,866

		20,708,394
HEALTH CARE - PRODUCTS—4.82%
American Medical Systems Holdings Inc.(a)	559,912	10,369,570
ArthroCare Corp.(a)(b)	211,695	8,450,864
BioLase Technology Inc.(a)(b)	187,906	1,644,177
Biosite Inc.(a)	129,797	6,340,583
CONMED Corp.(a)	223,809	5,174,464
Cooper Companies Inc.(b)	354,928	15,794,296
Cyberonics Inc.(a)(b)	172,556	3,561,556
Datascope Corp.	101,221	3,688,493
DJO Inc.(a)	183,973	7,877,724
Haemonetics Corp.(a)	214,699	9,665,749
Hologic Inc.(a)	419,939	19,854,716
ICU Medical Inc.(a)	115,586	4,702,038
IDEXX Laboratories Inc.(a)	249,459	19,782,099
Immucor Inc.(a)	539,865	15,780,254
Invacare Corp.	254,260	6,242,083
Kensey Nash Corp.(a)	92,692	2,947,606
LCA-Vision Inc.	165,966	5,702,592
Mentor Corp.	332,428	16,245,756
Meridian Bioscience Inc.	171,191	4,199,315
Merit Medical Systems Inc.(a)	219,422	3,475,644
Osteotech Inc.(a)	138,276	781,259
Palomar Medical Technologies Inc.(a)	141,174	7,153,287

PolyMedica Corp.	179,935	7,271,173
Possis Medical Inc.(a)	138,457	1,866,400
Respironics Inc.(a)	581,450	21,949,738
SurModics Inc.(a)(b)	127,197	3,958,371
Viasys Healthcare Inc.(a)	260,605	7,250,031
Vital Sign Inc.	62,569	3,123,444

		224,853,282
HEALTH CARE - SERVICES—2.73%
Amedisys Inc.(a)	203,715	6,696,112
AMERIGROUP Corp.(a)	415,160	14,900,092
AmSurg Corp.(a)	238,461	5,484,603
Centene Corp.(a)	344,346	8,460,581
Genesis HealthCare Corp.(a)	156,775	7,404,483
Gentiva Health Services Inc.(a)	216,720	4,130,683
Healthways Inc.(a)	276,332	13,183,800
Matria Healthcare Inc.(a)	170,421	4,896,195
Odyssey Healthcare Inc.(a)	273,828	3,630,959
Pediatrix Medical Group Inc.(a)	386,502	18,899,948
RehabCare Group Inc.(a)	137,519	2,042,157
Sierra Health Services Inc.(a)	450,541	16,237,498
Sunrise Senior Living Inc.(a)	357,205	10,973,338
United Surgical Partners International Inc.(a)	355,649	10,082,649

		127,023,098
HOME BUILDERS—1.61%
Champion Enterprises Inc.(a)	611,224	5,721,057
Coachmen Industries Inc.	125,535	1,380,885
Fleetwood Enterprises Inc.(a)	511,560	4,046,440
M/I Homes Inc.	96,963	3,703,017
Meritage Homes Corp.(a)	175,053	8,353,529
Monaco Coach Corp.(b)	214,771	3,041,157
NVR Inc.(a)	37,845	24,410,025
Skyline Corp.	54,253	2,182,056
Standard-Pacific Corp.	514,804	13,791,599
Winnebago Industries Inc.(b)	250,029	8,228,454

		74,858,219
HOME FURNISHINGS—0.38%
Audiovox Corp. Class A(a)	145,303	2,047,319
Bassett Furniture Industries Inc.	94,008	1,536,091
Ethan Allen Interiors Inc.	253,124	9,140,308
La-Z-Boy Inc.(b)	410,321	4,870,510

		17,594,228
HOUSEHOLD PRODUCTS & WARES—0.96%
Central Garden & Pet Co.(a)	190,126	9,205,901
Fossil Inc.(a)	360,586	8,142,032
Harland (John H.) Co.	203,768	10,229,154
Playtex Products Inc.(a)	444,194	6,391,952
Russ Berrie & Co. Inc.(a)	91,968	1,420,906
Spectrum Brands Inc.(a)(b)	302,074	3,292,607
Standard Register Co. (The)	100,260	1,203,120
WD-40 Co.	135,586	4,727,884

		44,613,556
HOUSEWARES—0.41%
Libbey Inc.	113,413	1,399,516
National Presto Industries Inc.	37,859	2,266,618
Toro Co. (The)	326,508	15,225,068

		18,891,202

INSURANCE—2.91%
Delphi Financial Group Inc. Class A	343,346	13,891,779
Hilb, Rogal & Hobbs Co.	285,691	12,033,305
Infinity Property & Casualty Corp.	158,139	7,652,346
LandAmerica Financial Group Inc.	138,043	8,711,894
Philadelphia Consolidated Holding Corp.(a)	454,674	20,260,273
Presidential Life Corp.	172,422	3,784,663
ProAssurance Corp.(a)	264,767	13,217,169
RLI Corp.	161,661	9,120,914
Safety Insurance Group Inc.	114,029	5,782,411
SCPIE Holdings Inc.(a)	80,610	2,107,145
Selective Insurance Group Inc.	228,699	13,102,166
Stewart Information Services Corp.	145,480	6,308,013
United Fire & Casualty Co.(b)	167,859	5,917,030
Zenith National Insurance Corp.	294,932	13,835,260

		135,724,368
INTERNET—1.68%
Blue Coat Systems Inc.(a)	116,242	2,783,996
Blue Nile Inc.(a)(b)	111,079	4,097,704
Digital Insight Corp.(a)	258,574	9,952,513
Digitas Inc.(a)	690,250	9,256,253
InfoSpace Inc.(a)	250,151	5,130,597
j2 Global Communications Inc.(a)(b)	396,184	10,796,014
MIVA Inc.(a)	224,230	760,140
Napster Inc.(a)	358,465	1,301,228
PC-Tel Inc.(a)	176,689	1,652,042
Secure Computing Corp.(a)	515,166	3,379,489
Stamps.com Inc.(a)	153,325	2,414,869
United Online Inc.	520,245	6,908,854
WebEx Communications Inc.(a)(b)	340,608	11,883,813
Websense Inc.(a)	356,516	8,139,260

		78,456,772
IRON & STEEL—1.32%
Carpenter Technology Corp.	203,738	20,887,220
Chaparral Steel Co.	368,988	16,335,099
Cleveland-Cliffs Inc.	328,313	15,903,482
Material Sciences Corp.(a)	101,369	1,311,715
Ryerson Inc.	210,053	5,270,230
Steel Technologies Inc.	92,097	1,616,302

		61,324,048
LEISURE TIME—0.72%
Arctic Cat Inc.	100,513	1,768,024
K2 Inc.(a)	378,085	4,986,941
Multimedia Games Inc.(a)	219,830	2,110,368
Nautilus Inc.(b)	251,660	3,523,240
Polaris Industries Inc.(b)	311,558	14,590,261
WMS Industries Inc.(a)	186,559	6,503,447

		33,482,281
LODGING—0.43%
Aztar Corp.(a)	290,844	15,827,730
Marcus Corp.	170,234	4,354,586

		20,182,316
MACHINERY—2.59%
Albany International Corp. Class A	232,502	7,651,641
Applied Industrial Technologies Inc.	297,566	7,828,962
Astec Industries Inc.(a)	150,064	5,267,246
Briggs & Stratton Corp.	392,985	10,590,946
Cognex Corp.	355,714	8,473,107
Gardner Denver Inc.(a)	418,498	15,614,160

Gerber Scientific Inc.(a)	182,351	2,290,329
IDEX Corp.	427,354	20,260,853
Intevac Inc.(a)	168,854	4,381,761
Lindsay Corp.	92,265	3,012,452
Manitowoc Co. Inc. (The)	490,714	29,163,133
Robbins & Myers Inc.	133,585	6,134,223

		120,668,813
MANUFACTURING—2.12%
Acuity Brands Inc.	343,089	17,854,352
AptarGroup Inc.	274,599	16,212,325
Barnes Group Inc.	314,991	6,851,054
Ceradyne Inc.(a)	214,869	12,140,099
CLARCOR Inc.	406,732	13,751,609
EnPro Industries Inc.(a)	168,963	5,611,261
Griffon Corp.(a)	208,942	5,328,021
Lydall Inc.(a)	129,217	1,396,836
Myers Industries Inc.	216,442	3,389,482
Smith (A.O.) Corp.	181,241	6,807,412
Standex International Corp.	99,243	2,990,192
Sturm, Ruger & Co. Inc.(a)	146,281	1,404,298
Tredegar Corp.	223,157	5,045,580

		98,782,521
MEDIA—0.13%
4Kids Entertainment Inc.(a)	104,837	1,910,130
Radio One Inc. Class D(a)	614,385	4,140,955

		6,051,085
METAL FABRICATE & HARDWARE—0.86%
Castle (A.M.) & Co.	100,929	2,568,643
Kaydon Corp.	224,812	8,934,029
Lawson Products Inc.	33,624	1,543,005
Mueller Industries Inc.	295,133	9,355,716
Quanex Corp.	294,772	10,196,164
Valmont Industries Inc.	136,692	7,585,039

		40,182,596
MINING—0.70%
AMCOL International Corp.	174,477	4,839,992
Brush Engineered Materials Inc.(a)	159,333	5,380,675
Century Aluminum Co.(a)	183,604	8,197,919
RTI International Metals Inc.(a)	182,159	14,248,477

		32,667,063
OFFICE & BUSINESS EQUIPMENT—0.19%
Global Imaging Systems Inc.(a)	407,766	8,950,464

		8,950,464
OFFICE FURNISHINGS—0.13%
Interface Inc. Class A(a)	415,401	5,907,002

		5,907,002
OIL & GAS—3.24%
Atwood Oceanics Inc.(a)	215,345	10,545,445
Cabot Oil & Gas Corp.	381,765	23,154,047
Cimarex Energy Co.	660,136	24,094,964
Frontier Oil Corp.	879,042	25,263,667
Penn Virginia Corp.	148,934	10,431,337
Petroleum Development Corp.(a)	117,859	5,073,830
St. Mary Land & Exploration Co.	437,371	16,112,748
Stone Energy Corp.(a)	222,264	7,857,032
Swift Energy Co.(a)(b)	234,201	10,494,547

Unit Corp.(a)	368,815	17,869,087

		150,896,704
OIL & GAS SERVICES—3.42%
CARBO Ceramics Inc.	161,597	6,038,880
Dril-Quip Inc.(a)	187,904	7,358,321
Helix Energy Solutions Group Inc.(a)	740,571	23,231,712
Hydril Co.(a)	153,022	11,505,724
Input/Output Inc.(a)(b)	560,984	7,646,212
Lone Star Technologies Inc.(a)	246,808	11,947,975
Lufkin Industries Inc.	119,176	6,921,742
Oceaneering International Inc.(a)	432,056	17,152,623
SEACOR Holdings Inc.(a)	169,725	16,826,537
Tetra Technologies Inc.(a)	572,976	14,656,726
Veritas DGC Inc.(a)	286,893	24,566,648
W-H Energy Services Inc.(a)	240,029	11,687,012

		159,540,112
PACKAGING & CONTAINERS—0.06%
Chesapeake Corp.	159,289	2,711,099

		2,711,099
PHARMACEUTICALS—1.30%
Alpharma Inc. Class A	341,126	8,221,137
Bradley Pharmaceuticals Inc.(a)	131,460	2,705,447
Mannatech Inc.	124,152	1,828,759
MGI Pharma Inc.(a)	628,415	11,569,120
NBTY Inc.(a)	449,961	18,704,879
Noven Pharmaceuticals Inc.(a)	190,679	4,852,781
PetMed Express Inc.(a)	192,744	2,573,132
Sciele Pharma Inc.(a)	233,909	5,613,816
Theragenics Corp.(a)	256,856	796,254
USANA Health Sciences Inc.(a)	72,419	3,741,166

		60,606,491
REAL ESTATE INVESTMENT TRUSTS—4.02%
Acadia Realty Trust	254,025	6,355,706
Colonial Properties Trust	367,011	17,205,476
EastGroup Properties Inc.	187,962	10,067,245
Entertainment Properties Trust	211,091	12,336,158
Essex Property Trust Inc.	185,357	23,957,392
Inland Real Estate Corp.	540,698	10,121,867
Kilroy Realty Corp.	258,100	20,131,800
Lexington Corporate Properties Trust	548,253	12,291,832
LTC Properties Inc.	164,672	4,497,192
Mid-America Apartment Communities Inc.	192,604	11,024,653
National Retail Properties Inc.	465,583	10,685,130
New Century Financial Corp.	358,226	11,316,359
Parkway Properties Inc.	113,853	5,807,642
PS Business Parks Inc.	127,360	9,005,626
Senior Housing Properties Trust	545,363	13,350,486
Sovran Self Storage Inc.	160,761	9,208,390

		187,362,954
RETAIL—8.19%
Brown Shoe Co. Inc.	229,196	10,941,817
California Pizza Kitchen Inc.(a)	152,867	5,092,000
Casey’s General Store Inc.	402,425	9,477,109
Cash America International Inc.	236,110	11,073,559
Cato Corp. Class A	251,900	5,771,029
CEC Entertainment Inc.(a)	265,457	10,684,644
Children’s Place Retail Stores Inc. (The)(a)	186,010	11,815,355
Christopher & Banks Corp.	300,285	5,603,318

CKE Restaurants Inc.	546,912	10,063,181
Cost Plus Inc.(a)(b)	175,624	1,808,927
Dress Barn Inc.(a)	364,902	8,513,164
Finish Line Inc. (The) Class A	333,832	4,767,121
First Cash Financial Services Inc.(a)	218,942	5,664,030
Fred’s Inc.	319,857	3,851,078
Genesco Inc.(a)(b)	179,386	6,691,098
Group 1 Automotive Inc.	191,971	9,928,740
Guitar Center Inc.(a)	233,820	10,629,457
Hancock Fabrics Inc.(a)(b)	150,979	519,368
Haverty Furniture Companies Inc.	181,419	2,685,001
Hibbet Sporting Goods Inc.(a)	253,187	7,729,799
Hot Topic Inc.(a)	352,898	4,707,659
IHOP Corp.	125,244	6,600,359
Insight Enterprises Inc.(a)	385,620	7,276,649
Jack in the Box Inc.(a)	267,959	16,356,217
Jo-Ann Stores Inc.(a)(b)	194,325	4,780,395
Jos. A. Bank Clothiers Inc.(a)	143,793	4,220,325
Landry’s Restaurants Inc.	135,539	4,078,369
Longs Drug Stores Corp.	226,477	9,598,095
MarineMax Inc.(a)	149,404	3,874,046
Men’s Wearhouse Inc. (The)	421,609	16,130,760
Movado Group Inc.	162,074	4,700,146
O’Charley’s Inc.(a)	185,413	3,945,589
P.F. Chang’s China Bistro Inc.(a)(b)	212,500	8,155,750
Panera Bread Co. Class A(a)	251,914	14,084,512
Papa John’s International Inc.(a)	191,375	5,551,789
Pep Boys - Manny, Moe & Jack Inc.	434,075	6,450,355
Rare Hospitality International Inc.(a)	271,540	8,941,812
Red Robin Gourmet Burgers Inc.(a)	132,921	4,765,218
School Specialty Inc.(a)	148,098	5,552,194
Select Comfort Corp.(a)(b)	420,288	7,308,808
Sonic Automotive Inc.	239,975	6,968,874
Sonic Corp.(a)	554,709	13,285,281
Stage Stores Inc.	232,553	7,067,286
Steak n Shake Co. (The)(a)	225,489	3,968,606
Stein Mart Inc.	215,283	2,854,653
Tractor Supply Co.(a)	275,747	12,328,648
Triarc Companies Inc. Class B	495,892	9,917,840
Tuesday Morning Corp.	237,536	3,693,685
Tween Brands Inc.(a)	254,915	10,178,756
World Fuel Services Corp.	226,088	10,051,872
Zale Corp.(a)	385,919	10,886,775

		381,591,118
SAVINGS & LOANS—1.53%
Anchor BanCorp Wisconsin Inc.	144,468	4,163,568
BankAtlantic Bancorp Inc. Class A	366,183	5,056,987
BankUnited Financial Corp. Class A	254,525	7,116,519
Brookline Bancorp Inc.	492,433	6,485,343
Dime Community Bancshares Inc.	219,177	3,070,670
Downey Financial Corp.	155,467	11,283,795
Fidelity Bankshares Inc.	174,761	6,932,769
FirstFed Financial Corp.(a)(b)	132,521	8,874,931
Flagstar Bancorp Inc.	309,447	4,592,193
Franklin Bank Corp.(a)	188,079	3,863,143
MAF Bancorp Inc.	222,748	9,954,608

		71,394,526
SEMICONDUCTORS—2.79%
Actel Corp.(a)	208,421	3,784,925
ATMI Inc.(a)	278,511	8,502,941
Axcelis Technologies Inc.(a)	807,918	4,710,162

Brooks Automation Inc.(a)	601,148	8,656,531
Cabot Microelectronics Corp.(a)	191,238	6,490,618
Cohu Inc.	180,626	3,641,420
Diodes Inc.(a)	157,653	5,593,528
DSP Group Inc.(a)	232,036	5,035,181
Exar Corp.(a)	288,141	3,745,833
Kopin Corp.(a)	545,810	1,948,542
Kulicke & Soffa Industries Inc.(a)	457,549	3,843,412
Microsemi Corp.(a)	567,076	11,143,043
MKS Instruments Inc.(a)	287,562	6,493,150
Pericom Semiconductor Corp.(a)	210,486	2,414,274
Photronics Inc.(a)	333,857	5,455,223
Rudolph Technologies Inc.(a)	198,914	3,166,711
Skyworks Solutions Inc.(a)	1,284,541	9,094,550
Standard Microsystems Corp.(a)	176,510	4,938,750
Supertex Inc.(a)	109,801	4,309,689
Ultratech Inc.(a)	185,811	2,318,921
Varian Semiconductor Equipment Associates Inc.(a)	441,005	20,074,548
Veeco Instruments Inc.(a)	246,628	4,619,342

		129,981,294
SOFTWARE—4.58%
Allscripts Healthcare Solutions Inc.(a)	373,029	10,068,053
Altiris Inc.(a)	191,423	4,858,316
ANSYS Inc.(a)	307,131	13,357,127
Avid Technology Inc.(a)(b)	326,831	12,177,723
Captaris Inc.(a)	217,239	1,687,947
Cerner Corp.(a)(b)	517,002	23,523,591
Dendrite International Inc.(a)	350,216	3,750,813
Digi International Inc.(a)	199,260	2,747,795
eFunds Corp.(a)	373,139	10,261,323
Epicor Software Corp.(a)	444,074	5,999,440
EPIQ Systems Inc.(a)	115,077	1,952,857
Global Payments Inc.	542,843	25,133,631
Hyperion Solutions Corp.(a)	462,044	16,605,861
Inter-Tel Inc.	170,176	3,771,100
JDA Software Group Inc.(a)	234,432	3,228,129
Keane Inc.(a)	355,824	4,237,864
ManTech International Corp. Class A(a)	145,121	5,344,806
MapInfo Corp.(a)	171,373	2,236,418
Neoware Inc.(a)(b)	157,871	2,085,476
Open Solutions Inc.(a)	165,072	6,213,310
Per-Se Technologies Inc.(a)(b)	265,908	7,386,924
Phoenix Technologies Ltd.(a)	204,023	918,104
Progress Software Corp.(a)	327,750	9,154,058
Quality Systems Inc.	135,185	5,038,345
SPSS Inc.(a)	157,231	4,727,936
Take-Two Interactive Software Inc.(a)(b)	578,465	10,273,538
THQ Inc.(a)(b)	512,627	16,670,630

		213,411,115
STORAGE & WAREHOUSING—0.16%
Mobile Mini Inc.(a)	284,024	7,651,607

		7,651,607
TELECOMMUNICATIONS—1.88%
Adaptec Inc.(a)	930,858	4,337,798
Aeroflex Inc.(a)	586,802	6,877,319
Anixter International Inc.(a)	269,406	14,628,746
Applied Signal Technology Inc.	95,667	1,345,078
Black Box Corp.	138,573	5,818,680
C-COR Inc.(a)	384,800	4,286,672

Commonwealth Telephone Enterprises Inc.	168,582	7,056,843
Comtech Telecommunications Corp.(a)	182,582	6,950,897
CT Communications Inc.	156,960	3,597,523
Ditech Networks Inc.(a)	261,513	1,809,670
General Communication Inc. Class A(a)	357,232	5,619,259
Harmonic Inc.(a)	596,108	4,333,705
NETGEAR Inc.(a)	267,421	7,019,801
Network Equipment Technologies Inc.(a)	202,726	1,179,865
Novatel Wireless Inc.(a)	237,623	2,297,814
Symmetricom Inc.(a)(b)	368,765	3,289,384
Tollgrade Communications Inc.(a)	109,748	1,160,036
Viasat Inc.(a)	194,049	5,784,601

		87,393,691
TEXTILES—0.18%
Angelica Corp.	76,145	1,964,541
G&K Services Inc. Class A	170,095	6,614,995

		8,579,536
TOYS, GAMES & HOBBIES—0.28%
JAKKS Pacific Inc.(a)	220,867	4,823,735
Lenox Group Inc.(a)	112,249	718,394
RC2 Corp.(a)	167,219	7,357,636

		12,899,765
TRANSPORTATION—2.29%
Arkansas Best Corp.	199,131	7,168,716
Bristow Group Inc.(a)	187,645	6,772,108
EGL Inc.(a)	253,004	7,534,459
Forward Air Corp.	243,067	7,031,928
Heartland Express Inc.	470,424	7,065,768
Hub Group Inc. Class A(a)	317,101	8,736,133
Kansas City Southern Industries Inc.(a)	604,398	17,515,454
Kirby Corp.(a)	421,968	14,401,768
Knight Transportation Inc.	458,998	7,825,916
Landstar System Inc.	453,328	17,308,063
Old Dominion Freight Line Inc.(a)	223,269	5,374,085

		106,734,398
WATER—0.11%
American States Water Co.	135,699	5,240,695

		5,240,695

TOTAL COMMON STOCKS
(Cost: $4,696,706,971)		4,661,148,067

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—5.99%

CERTIFICATES OF DEPOSIT(c)—0.14%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$1,428,391	1,428,391
Washington Mutual Bank
5.33%, 03/19/07	5,101,395	5,101,395

		6,529,786
COMMERCIAL PAPER(c)—1.20%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(d)	2,144,851	2,114,156

Aspen Funding Corp.
5.26%, 02/21/07(d)	1,326,363	1,316,673
Beta Finance Inc.
5.27%, 01/25/07(d)	408,112	406,739
BNP Paribas Finance Inc.
5.12%, 06/06/07	714,195	698,467
CAFCO LLC
5.26%, 01/30/07(d)	1,020,279	1,016,105
Cantabric Finance LLC
5.25%-5.26%, 01/25/07-03/06/07(d)	2,448,669	2,430,928
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	2,407,858	2,378,308
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(d)	204,056	203,787
Curzon Funding LLC
5.24%, 02/27/07(d)	1,119,246	1,110,123
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	845,668	833,552
Eureka Securitization
5.26%, 02/09/07(d)	2,550,697	2,536,535
Five Finance Inc.
5.22%, 04/20/07(d)	938,657	923,957
General Electric Capital Corp.
5.12%, 06/04/07(d)	1,530,418	1,497,149
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(d)	3,346,515	3,314,174
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(d)	3,979,088	3,896,608
KKR Atlantic Funding Trust
5.32%, 01/03/07(d)	1,530,418	1,530,192
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(d)	6,715,394	6,675,121
Lockhart Funding LLC
5.28%, 02/09/07(d)	2,040,558	2,029,185
Nationwide Building Society
5.21%, 04/13/07(d)	1,938,530	1,910,195
Nestle Capital Corp.
5.19%, 08/09/07(d)	1,224,335	1,185,679
Norddeutsche Landesbank
5.27%, 02/15/07	1,938,530	1,926,056
Polonius Inc.
5.26%, 02/20/07(d)	577,070	572,938
Regency Markets No. 1 LLC
5.32%, 01/22/07(d)	678,139	676,134
Sedna Finance Inc.
5.22%, 04/17/07(d)	1,163,118	1,145,410
Societe Generale
5.18%, 05/16/07	5,101,395	5,003,034
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(d)	5,177,875	5,128,007
Thornburg Mortgage Capital Resources
5.28%, 01/17/07-03/12/07(d)	2,513,967	2,496,606
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	1,192,482	1,184,990

		56,140,808
MEDIUM-TERM NOTES(c)—0.13%
Bank of America N.A.
5.28%, 04/20/07	510,139	510,139
Cullinan Finance Corp.
5.71%, 06/28/07(d)	1,530,418	1,530,418

K2 USA LLC
5.39%, 06/04/07(d)	1,530,418	1,530,418
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	2,387,452	2,387,452

		5,958,427
MONEY MARKET FUNDS—0.10%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	4,507,224	4,507,224

		4,507,224
REPURCHASE AGREEMENTS(c)—1.19%
Banc of America Securities LLC, 5.36%, due 1/2/07, maturity value $4,083,547 (collateralized by non-U.S. Government debt securities, value $4,208,352, 4.25% to 8.00%, 3/1/08 to 7/15/17).	$4,081,116	4,081,116
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $3,062,663 (collateralized by U.S. Government obligations, value $3,123,931, 0.00% to 11.00%, 1/1/08 to 1/1/37).	3,060,837	3,060,837
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $7,146,213 (collateralized by non-U.S. Government debt securities, value $7,860,840, 1.00% to 8.84%, 8/3/14 to 12/25/46).	7,141,952	7,141,952
BNP Securities Corp., 5.36%, due 1/2/07, maturity value $204,178 (collateralized by non-U.S. Government debt securities, value $214,503, 5.46%, 3/15/08).	204,056	204,056
Citigroup Global Markets Holdings Inc., 5.36%, due 1/2/07, maturity value $7,146,207 (collateralized by non-U.S. Government debt securities, value $7,507,619, 3.78% to 7.41%, 11/25/19 to 10/25/45).	7,141,953	7,141,953
Citigroup Global Markets Holdings Inc., 5.42%, due 1/2/07, maturity value $2,245,966 (collateralized by non-U.S. Government debt securities, value $2,503,724, 0.00% to 10.00%, 6/1/28 to 11/16/36).	2,244,614	2,244,614
Citigroup Global Markets Holdings Inc., 5.46%, due 1/2/07, maturity value $1,225,078 (collateralized by non-U.S. Government debt securities, value $1,365,674, 0.00% to 10.00%, 6/1/28 to 11/16/36).	1,224,335	1,224,335
Goldman Sachs & Co. Inc., 5.35%, due 1/2/07, maturity value $4,083,542 (collateralized by non-U.S. Government debt securities, value $4,246,486, 0.00% to 10.00%, 1/23/07 to 5/15/44).	4,081,116	4,081,116
Goldman Sachs Group Inc., 5.36%, due 1/2/07, maturity value $757,641 (collateralized by non-U.S. Government debt securities, value $787,629, 0.00% to 10.00%, 1/23/07 to 5/15/44).	757,190	757,190
Goldman Sachs Group Inc., 5.46%, due 1/2/07, maturity value $1,225,078 (collateralized by non-U.S. Government debt securities, value $1,273,961, 0.00% to 10.00%, 1/23/07 to 5/15/44).	1,224,335	1,224,335

Greenwich Capital Markets Inc., 5.46%, due 1/2/07, maturity value $1,020,898 (collateralized by non-U.S. Government debt securities, value $1,129,033, 5.58%, 1/8/36).	1,020,279	1,020,279
HSBC Securities Inc., 5.36%, due 1/2/07, maturity value $1,020,887 (collateralized by non-U.S. Government debt securities, value $1,072,619, 3.16% to 5.32%, 5/15/34 to 6/1/46).	1,020,279	1,020,279
JP Morgan Securities Inc., 5.41%, due 1/2/07, maturity value $510,446 (collateralized by non-U.S. Government debt securities, value $536,309, 5.75% to 8.75%, 10/1/08 to 9/15/25).	510,139	510,139
Lehman Brothers Holdings Inc., 5.36%, due 1/2/07, maturity value $4,083,547 (collateralized by non-U.S. Government debt securities, value $4,208,404, 3.34% to 8.75%, 6/15/07 to 12/1/66).	4,081,116	4,081,116
Lehman Brothers Holdings Inc., 5.44%, due 1/2/07, maturity value $1,531,343 (collateralized by non-U.S. Government debt securities, value $1,577,292, 5.50% to 8.88%, 4/15/11 to 12/1/66).	1,530,418	1,530,418
Merrill Lynch & Co. Inc., 5.36%, due 1/2/07, maturity value $4,083,547 (collateralized by non-U.S. Government debt securities, value $4,216,577, 0.00% to 10.13%, 6/15/07 to 9/1/26).	4,081,116	4,081,116
Merrill Lynch & Co. Inc., 5.44%, due 1/2/07, maturity value $2,041,791 (collateralized by non-U.S. Government debt securities, value $2,103,050, 4.37% to 7.75%, 3/3/08 to 12/1/25).	2,040,558	2,040,558
Morgan Stanley, 5.36%, due 1/2/07, maturity value $2,041,773 (collateralized by non-U.S. Government debt securities, value $2,125,690, 0.00% to 10.00%, 1/1/07 to 12/31/37).	2,040,558	2,040,558
Morgan Stanley, 5.51%, due 6/4/07, maturity value $1,462,277 (collateralized by non-U.S. Government debt securities, value $1,500,406, 0.00% to 10.00%, 1/1/07 to 12/31/37).(g)	1,428,390	1,428,390
Wachovia Capital, 5.38%, due 1/2/07, maturity value $6,533,688 (collateralized by non-U.S. Government debt securities, value $6,864,108, 3.86% to 8.17%, 8/15/13 to 10/17/44).	6,529,785	6,529,785

		55,444,142
TIME DEPOSITS(c)—0.00%
Bank of America N.A.
5.13%, 01/02/07	97,661	97,661

		97,661
VARIABLE & FLOATING RATE NOTES(c)—3.23%
Allstate Life Global Funding II
5.33%-5.43%, 11/02/07-01/25/08(d)	5,223,827	5,224,382
American Express Bank
5.32%, 02/28/07	2,040,558	2,040,556
American Express Centurion Bank
5.44%, 07/19/07	2,244,614	2,246,034
American Express Credit Corp.
5.45%, 07/05/07	612,167	612,374

AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	255,311	255,311
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(d)	1,530,418	1,530,418
ASIF Global Financing
5.41%, 05/03/07(d)	204,056	204,093
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(d)	1,326,363	1,326,363
Bank of Ireland
5.33%-5.35%, 08/14/07-12/20/07(d)	2,958,809	2,958,888
Beta Finance Inc.
5.32%-5.41%, 04/25/07-07/25/07(d)	5,203,423	5,203,574
BMW US Capital LLC
5.35%, 01/15/08(d)	2,040,558	2,040,558
BNP Paribas
5.35%, 11/19/07(d)	3,775,032	3,775,032
Carlyle Loan Investment Ltd.
5.40%, 04/13/07-07/15/07(d)	1,489,607	1,489,608
CC USA Inc.
5.37%, 07/30/07(d)	1,020,279	1,020,360
Commodore CDO Ltd.
5.44%, 12/12/07(d)	510,139	510,139
Credit Agricole SA
5.34%, 11/23/07	2,040,558	2,040,558
Credit Suisse First Boston NY
5.38%, 04/24/07	1,020,279	1,020,295
Cullinan Finance Corp.
5.36%, 04/25/07(d)	510,139	510,139
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	294,782	294,782
DEPFA Bank PLC
5.40%, 09/14/07	2,040,558	2,040,558
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(d)	2,346,642	2,346,718
Eli Lilly Services Inc.
5.34%, 12/31/07(d)	1,362,072	1,362,072
Fifth Third Bancorp
5.33%, 12/21/07(d)	4,081,116	4,081,116
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(d)	1,326,363	1,326,265
General Electric Capital Corp.
5.31%-5.48%, 07/09/07-01/24/08(d)	2,142,586	2,142,892
Granite Master Issuer PLC
5.32%, 08/20/07(d)	7,141,952	7,141,952
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(d)	4,693,283	4,648,371
Hartford Life Global Funding Trust
5.37%-5.41%, 07/13/07-01/15/08	3,060,837	3,061,126
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	2,040,558	2,040,558
Holmes Financing PLC
5.32%, 07/16/07(d)	3,570,976	3,570,976
JPMorgan Chase & Co.
5.32%-5.45%, 07/27/07-08/02/07(g)	5,611,534	5,611,534
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	1,530,418	1,530,379
Kestrel Funding LLC
5.33%, 07/11/07(d)	816,223	816,178
Kommunalkredit Austria AG
5.35%, 01/09/08(d)	1,224,335	1,224,335

Leafs LLC
5.35%, 01/22/07-02/20/07(d)	2,125,503	2,125,504
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(d)	2,244,614	2,244,532
Lothian Mortgages Master Issuer PLC
5.32%, 04/24/07(d)	808,069	808,069
Marshall & Ilsley Bank
5.35%, 01/15/08	1,122,307	1,122,307
Master Funding LLC
5.38%, 04/25/07-05/25/07(d)	3,692,859	3,692,859
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	2,244,614	2,244,614
Metropolitan Life Global Funding I
5.36%, 02/08/07(d)	3,060,837	3,060,837
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(d)(g)	204,056	204,056
Mound Financing PLC
5.32%, 05/08/07(d)	1,918,124	1,918,124
Natexis Banques Populaires
5.35%-5.37%, 02/05/07-01/15/08(d)	7,346,008	7,345,952
National City Bank of Indiana
5.35%, 05/21/07	1,020,279	1,020,312
Nationwide Building Society
5.38%-5.49%, 02/08/07-10/26/07(d)	6,733,841	6,734,852
Newcastle Ltd.
5.37%, 04/24/07(d)	719,297	719,231
Northern Rock PLC
5.39%, 08/03/07(d)	2,448,669	2,448,706
Northlake CDO I
5.42%, 09/06/07(d)	612,167	612,167
Pricoa Global Funding I
5.34%, 11/27/07	2,754,753	2,754,753
Principal Life Global Funding I
5.80%, 02/08/07	918,251	918,685
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	2,958,809	2,958,773
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(d)	2,040,558	2,040,558
Strips III LLC
5.40%, 07/24/07(d)	441,705	441,705
SunTrust Bank
5.32%, 05/01/07	2,040,558	2,040,597
Tango Finance Corp.
5.30%-5.35%, 04/25/07-07/16/07(d)	4,978,961	4,978,708
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(d)	3,366,920	3,366,920
Wachovia Asset Securitization Inc.
5.34%, 01/25/07(d)	2,493,273	2,493,272
Wachovia Bank N.A.
5.36%, 05/22/07	4,081,116	4,081,116
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	1,530,418	1,530,970
Wells Fargo & Co.
5.36%, 11/15/07(d)	1,020,279	1,020,328
WhistleJacket Capital Ltd.
5.31%-5.35%, 04/18/07-06/13/07(d)	1,530,418	1,530,420
White Pine Finance LLC
5.31%-5.32%, 05/22/07-08/20/07(d)	6,121,674	6,120,897
Wind Master Trust
5.34%, 07/25/07(d)	816,223	816,223

		150,644,541

TOTAL SHORT-TERM INVESTMENTS
(Cost: $279,322,589)	279,322,589

TOTAL INVESTMENTS IN SECURITIES—106.01%
(Cost: $4,976,029,560)	4,940,470,656
Other Assets, Less Liabilities—(6.01)%	(280,114,750)

NET ASSETS—100.00%	$4,660,355,906

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

December 31, 2006

Security	Shares	Value

COMMON STOCKS—99.92%

ADVERTISING—0.32%
ADVO Inc.	78,354	$2,554,340
inVentiv Health Inc.(a)	40,707	1,438,992

		3,993,332
AEROSPACE & DEFENSE—1.98%
Armor Holdings Inc.(a)	130,330	7,148,600
Curtiss-Wright Corp.	193,185	7,163,300
EDO Corp.	39,342	933,979
Esterline Technologies Corp.(a)	35,040	1,409,659
GenCorp Inc.(a)	118,535	1,661,861
Moog Inc. Class A(a)	91,089	3,478,689
Teledyne Technologies Inc.(a)	74,093	2,973,352

		24,769,440
AGRICULTURE—0.25%
Delta & Pine Land Co.	77,860	3,149,437

		3,149,437
APPAREL—3.06%
Crocs Inc.(a)(b)	144,363	6,236,482
Deckers Outdoor Corp.(a)	45,793	2,745,290
Gymboree Corp.(a)	135,743	5,179,953
K-Swiss Inc. Class A	117,667	3,617,084
Oxford Industries Inc.	27,717	1,376,149
Phillips-Van Heusen Corp.	88,415	4,435,781
Quiksilver Inc.(a)	519,080	8,175,510
Skechers U.S.A. Inc. Class A(a)	64,956	2,163,684
Wolverine World Wide Inc.	149,388	4,260,546

		38,190,479
AUTO MANUFACTURERS—0.12%
A.S.V. Inc.(a)(b)	92,796	1,509,791

		1,509,791
AUTO PARTS & EQUIPMENT—0.09%
Keystone Automotive Industries Inc.(a)	34,807	1,183,090

		1,183,090
BANKS—4.52%
Boston Private Financial Holdings Inc.	86,615	2,443,409
Cascade Bancorp	119,296	3,701,755
East West Bancorp Inc.	268,722	9,518,133
First Midwest Bancorp Inc.	80,098	3,098,191
First Republic Bank	54,095	2,114,033
Glacier Bancorp Inc.	127,169	3,108,010
Hanmi Financial Corp.	105,757	2,382,705
Independent Bank Corp. (Michigan)	49,447	1,250,515
Nara Bancorp Inc.	93,843	1,963,196

PrivateBancorp Inc.(b)	79,856	3,324,405
Prosperity Bancshares Inc.	72,981	2,518,574
Sterling Bancshares Inc.	131,823	1,716,335
Sterling Financial Corp. (Washington)	95,584	3,231,695
UCBH Holdings Inc.	434,448	7,628,907
Umpqua Holdings Corp.	123,549	3,636,047
Wilshire Bancorp Inc.	69,736	1,322,892
Wintrust Financial Corp.	72,834	3,497,489

		56,456,291
BEVERAGES—0.08%
Peet’s Coffee & Tea Inc.(a)	39,714	1,042,095

		1,042,095
BIOTECHNOLOGY—1.12%
ArQule Inc.(a)	50,109	296,645
CryoLife Inc.(a)	34,680	265,302
Digene Corp.(a)	101,207	4,849,839
Enzo Biochem Inc.(a)	53,508	763,559
Integra LifeSciences Holdings Corp.(a)(b)	87,448	3,724,410
Regeneron Pharmaceuticals Inc.(a)	159,749	3,206,162
Savient Pharmaceuticals Inc.(a)	79,073	886,408

		13,992,325
BUILDING MATERIALS—0.87%
Drew Industries Inc.(a)	76,846	1,998,764
ElkCorp	55,674	2,287,645
NCI Building Systems Inc.(a)	29,083	1,505,045
Simpson Manufacturing Co. Inc.(b)	161,588	5,114,260

		10,905,714
CHEMICALS—0.10%
MacDermid Inc.	37,846	1,290,549

		1,290,549
COMMERCIAL SERVICES—3.67%
Aaron Rents Inc.	119,184	3,430,116
Administaff Inc.	37,343	1,597,160
AMN Healthcare Services Inc.(a)	144,419	3,977,298
Arbitron Inc.	73,263	3,182,545
Bankrate Inc.(a)(b)	51,533	1,955,677
Bright Horizons Family Solutions Inc.(a)	115,736	4,474,354
Central Parking Corp.	20,731	373,158
Coinstar Inc.(a)	122,704	3,751,061
Cross Country Healthcare Inc.(a)	57,874	1,262,811
Healthcare Services Group Inc.(b)	69,940	2,025,462
Heidrick & Struggles International Inc.(a)	22,078	935,224
Kendle International Inc.(a)	22,512	708,002
Labor Ready Inc.(a)	105,494	1,933,705
MAXIMUS Inc.	45,495	1,400,336
On Assignment Inc.(a)	50,863	597,640
PAREXEL International Corp.(a)	52,760	1,528,457
PharmaNet Development Group Inc.(a)	83,082	1,833,620
Pre-Paid Legal Services Inc.(a)(b)	42,572	1,665,842
Rewards Network Inc.(a)	115,962	805,936
Universal Technical Institute Inc.(a)	35,070	778,905
Vertrue Inc.(a)	43,846	1,684,125
Watson Wyatt Worldwide Inc.	130,125	5,875,144

		45,776,578
COMPUTERS—4.17%
CACI International Inc. Class A(a)(b)	134,768	7,614,392
Carreker Corp.(a)	33,956	259,424

Catapult Communications Corp.(a)	30,081	270,127
FactSet Research Systems Inc.	165,536	9,349,473
Hutchinson Technology Inc.(a)	59,831	1,410,217
Komag Inc.(a)(b)	136,874	5,184,787
Kronos Inc.(a)	140,621	5,166,416
Manhattan Associates Inc.(a)	120,888	3,636,311
Mercury Computer Systems Inc.(a)	61,756	825,060
MICROS Systems Inc.(a)	171,157	9,019,974
MTS Systems Corp.	38,208	1,475,593
Sykes Enterprises Inc.(a)	38,292	675,471
Synaptics Inc.(a)	112,565	3,342,055
TALX Corp.	138,473	3,801,084

		52,030,384
DISTRIBUTION & WHOLESALE—1.48%
LKQ Corp.(a)	193,099	4,439,346
Pool Corp.	222,681	8,722,415
ScanSource Inc.(a)(b)	114,230	3,472,592
Watsco Inc.	39,715	1,872,959

		18,507,312
DIVERSIFIED FINANCIAL SERVICES—1.27%
Investment Technology Group Inc.(a)	191,465	8,210,019
Portfolio Recovery Associates Inc.(a)	70,792	3,305,278
TradeStation Group Inc.(a)	50,196	690,195
World Acceptance Corp.(a)	77,764	3,651,020

		15,856,512
ELECTRIC—0.14%
El Paso Electric Co.(a)	70,916	1,728,223

		1,728,223
ELECTRICAL COMPONENTS & EQUIPMENT—0.33%
Greatbatch Inc.(a)	98,209	2,643,786
Littelfuse Inc.(a)	41,994	1,338,769
Magnetek Inc.(a)	23,330	131,814

		4,114,369
ELECTRONICS—4.81%
Bel Fuse Inc. Class B	19,837	690,129
Brady Corp. Class A	100,631	3,751,524
Checkpoint Systems Inc.(a)	74,260	1,500,052
Cubic Corp.	33,833	734,176
Cymer Inc.(a)	67,781	2,978,975
Daktronics Inc.	135,775	5,003,309
Dionex Corp.(a)	84,919	4,815,756
FEI Co.(a)	53,076	1,399,614
FLIR Systems Inc.(a)(b)	287,581	9,153,703
Itron Inc.(a)	109,718	5,687,781
Lo-Jack Corp.(a)	55,350	945,378
Paxar Corp.(a)	77,531	1,787,865
Rogers Corp.(a)	41,328	2,444,551
Sonic Solutions Inc.(a)	55,862	910,551
Technitrol Inc.	54,146	1,293,548
Trimble Navigation Ltd.(a)	241,516	12,252,107
Watts Water Technologies Inc. Class A	54,576	2,243,619
Woodward Governor Co.	49,048	1,947,696
X-Rite Inc.	43,803	538,777

		60,079,111
ENERGY - ALTERNATE SOURCES—0.35%
Headwaters Inc.(a)(b)	180,015	4,313,159

		4,313,159

ENGINEERING & CONSTRUCTION—0.11%
Insituform Technologies Inc. Class A(a)	53,679	1,388,139

		1,388,139
ENTERTAINMENT—0.31%
Shuffle Master Inc.(a)(b)	148,713	3,896,281

		3,896,281
ENVIRONMENTAL CONTROL—0.80%
Tetra Tech Inc.(a)	96,446	1,744,708
Waste Connections Inc.(a)	198,972	8,267,287

		10,011,995
FOOD—1.80%
Corn Products International Inc.	123,982	4,282,338
Hain Celestial Group Inc.(a)	76,462	2,386,379
J&J Snack Foods Corp.	30,542	1,264,439
Ralcorp Holdings Inc.(a)	70,979	3,612,121
Sanderson Farms Inc.	65,511	1,984,328
TreeHouse Foods Inc.(a)	76,748	2,394,538
United Natural Foods Inc.(a)	183,181	6,579,862

		22,504,005
FOREST PRODUCTS & PAPER—0.08%
Deltic Timber Corp.	16,971	946,642

		946,642
GAS—1.21%
Energen Corp.	194,780	9,142,973
Southern Union Co.	213,478	5,966,710

		15,109,683
HEALTH CARE - PRODUCTS—8.31%
American Medical Systems Holdings Inc.(a)	312,642	5,790,130
ArthroCare Corp.(a)(b)	119,039	4,752,037
BioLase Technology Inc.(a)(b)	106,281	929,959
Biosite Inc.(a)(b)	72,211	3,527,507
CONMED Corp.(a)	46,567	1,076,629
Cooper Companies Inc.	195,516	8,700,462
Cyberonics Inc.(a)	58,571	1,208,905
DJO Inc.(a)	57,758	2,473,198
Haemonetics Corp.(a)	75,341	3,391,852
Hologic Inc.(a)	228,872	10,821,068
ICU Medical Inc.(a)	65,359	2,658,804
IDEXX Laboratories Inc.(a)	137,222	10,881,705
Immucor Inc.(a)	297,343	8,691,336
Kensey Nash Corp.(a)	52,121	1,657,448
LCA-Vision Inc.	41,681	1,432,159
Mentor Corp.	184,992	9,040,559
Meridian Bioscience Inc.	42,684	1,047,039
Merit Medical Systems Inc.(a)	123,252	1,952,312
Palomar Medical Technologies Inc.(a)	33,527	1,698,813
PolyMedica Corp.	99,874	4,035,908
Possis Medical Inc.(a)	77,592	1,045,940
Respironics Inc.(a)	319,794	12,072,223
SurModics Inc.(a)(b)	71,712	2,231,677
Viasys Healthcare Inc.(a)	61,488	1,710,596
Vital Sign Inc.	17,931	895,116

		103,723,382
HEALTH CARE - SERVICES—4.15%
Amedisys Inc.(a)	113,855	3,742,414

AMERIGROUP Corp.(a)	85,782	3,078,716
AmSurg Corp.(a)	133,217	3,063,991
Centene Corp.(a)	96,669	2,375,157
Healthways Inc.(a)	152,407	7,271,338
Matria Healthcare Inc.(a)	39,405	1,132,106
Odyssey Healthcare Inc.(a)	154,906	2,054,054
Pediatrix Medical Group Inc.(a)	212,694	10,400,737
Sierra Health Services Inc.(a)	250,696	9,035,084
Sunrise Senior Living Inc.(a)	197,384	6,063,636
United Surgical Partners International Inc.(a)	126,759	3,593,618

		51,810,851
HOME BUILDERS—1.80%
Meritage Homes Corp.(a)	93,439	4,458,909
NVR Inc.(a)	20,801	13,416,645
Winnebago Industries Inc.(b)	138,696	4,564,485

		22,440,039
HOUSEHOLD PRODUCTS & WARES—1.00%
Fossil Inc.(a)(b)	192,181	4,339,447
Harland (John H.) Co.	65,883	3,307,327
Playtex Products Inc.(a)	235,945	3,395,249
WD-40 Co.	40,419	1,409,411

		12,451,434
HOUSEWARES—0.66%
Toro Co. (The)	177,059	8,256,261

		8,256,261
INSURANCE—3.22%
Delphi Financial Group Inc. Class A	107,108	4,333,590
Hilb, Rogal & Hobbs Co.	159,151	6,703,440
Infinity Property & Casualty Corp.	84,554	4,091,568
Philadelphia Consolidated Holding Corp.(a)	250,088	11,143,921
ProAssurance Corp.(a)	93,579	4,671,464
RLI Corp.	56,441	3,184,401
United Fire & Casualty Co.	46,201	1,628,585
Zenith National Insurance Corp.	93,418	4,382,238

		40,139,207
INTERNET—2.19%
Blue Coat Systems Inc.(a)	23,551	564,046
Blue Nile Inc.(a)(b)	19,350	713,821
Digital Insight Corp.(a)	143,006	5,504,301
Digitas Inc.(a)	110,505	1,481,872
j2 Global Communications Inc.(a)(b)	218,852	5,963,717
Napster Inc.(a)	64,701	234,865
PC-Tel Inc.(a)	24,345	227,626
Secure Computing Corp.(a)	134,248	880,667
Stamps.com Inc.(a)	44,924	707,553
WebEx Communications Inc.(a)	189,395	6,607,992
Websense Inc.(a)	197,476	4,508,377

		27,394,837
IRON & STEEL—1.69%
Carpenter Technology Corp.	34,857	3,573,540
Chaparral Steel Co.	201,129	8,903,981
Cleveland-Cliffs Inc.	178,167	8,630,409

		21,107,930
LEISURE TIME—0.84%
Multimedia Games Inc.(a)	124,013	1,190,525
Nautilus Inc.(b)	141,935	1,987,090

Polaris Industries Inc.(b)	122,330	5,728,714
WMS Industries Inc.(a)	44,018	1,534,467

		10,440,796
LODGING—0.42%
Aztar Corp.(a)	96,798	5,267,747

		5,267,747
MACHINERY—2.32%
Astec Industries Inc.(a)	23,820	836,082
Gardner Denver Inc.(a)	123,333	4,601,554
IDEX Corp.	101,876	4,829,941
Intevac Inc.(a)	30,205	783,820
Lindsay Corp.	25,050	817,882
Manitowoc Co. Inc. (The)	268,315	15,945,960
Robbins & Myers Inc.	25,258	1,159,847

		28,975,086
MANUFACTURING—1.87%
Acuity Brands Inc.	77,089	4,011,712
AptarGroup Inc.	79,466	4,691,673
Ceradyne Inc.(a)	118,792	6,711,748
CLARCOR Inc.	132,775	4,489,123
EnPro Industries Inc.(a)	58,122	1,930,232
Griffon Corp.(a)	56,923	1,451,536

		23,286,024
METAL FABRICATE & HARDWARE—0.31%
Kaydon Corp.	43,909	1,744,944
Valmont Industries Inc.	37,639	2,088,588

		3,833,532
MINING—0.30%
Brush Engineered Materials Inc.(a)	18,568	627,041
RTI International Metals Inc.(a)	39,239	3,069,275

		3,696,316
OFFICE & BUSINESS EQUIPMENT—0.26%
Global Imaging Systems Inc.(a)	147,359	3,234,530

		3,234,530
OFFICE FURNISHINGS—0.06%
Interface Inc. Class A(a)	53,496	760,713

		760,713
OIL & GAS—6.01%
Atwood Oceanics Inc.(a)	51,842	2,538,703
Cabot Oil & Gas Corp.	209,863	12,728,191
Cimarex Energy Co.	229,235	8,367,077
Frontier Oil Corp.	483,023	13,882,081
Penn Virginia Corp.	82,391	5,770,666
Petroleum Development Corp.(a)	65,819	2,833,508
St. Mary Land & Exploration Co.	240,901	8,874,793
Stone Energy Corp.(a)	123,763	4,375,022
Swift Energy Co.(a)(b)	130,102	5,829,871
Unit Corp.(a)	202,998	9,835,253

		75,035,165
OIL & GAS SERVICES—4.55%
CARBO Ceramics Inc.	89,895	3,359,376
Dril-Quip Inc.(a)	54,047	2,116,481
Helix Energy Solutions Group Inc.(a)	408,880	12,826,566
Hydril Co.(a)	84,501	6,353,630

Input/Output Inc.(a)	82,796	1,128,509
Lufkin Industries Inc.	28,121	1,633,268
Oceaneering International Inc.(a)	234,994	9,329,262
SEACOR Holdings Inc.(a)(b)	34,049	3,375,618
Tetra Technologies Inc.(a)	187,636	4,799,729
Veritas DGC Inc.(a)	63,839	5,466,534
W-H Energy Services Inc.(a)	132,608	6,456,684

		56,845,657
PHARMACEUTICALS—2.02%
Bradley Pharmaceuticals Inc.(a)	74,326	1,529,629
Mannatech Inc.(b)	32,529	479,152
MGI Pharma Inc.(a)	186,965	3,442,026
NBTY Inc.(a)	247,615	10,293,356
Noven Pharmaceuticals Inc.(a)	107,441	2,734,373
PetMed Express Inc.(a)	109,299	1,459,142
Sciele Pharma Inc.(a)	130,370	3,128,880
USANA Health Sciences Inc.(a)	40,739	2,104,577

		25,171,135
REAL ESTATE INVESTMENT TRUSTS—0.87%
Essex Property Trust Inc.	41,222	5,327,943
Kilroy Realty Corp.	45,988	3,587,064
PS Business Parks Inc.	28,387	2,007,245

		10,922,252
RETAIL—10.14%
Brown Shoe Co. Inc.	44,256	2,112,781
California Pizza Kitchen Inc.(a)	52,327	1,743,012
Cash America International Inc.	80,419	3,771,651
Cato Corp. Class A	62,722	1,436,961
CEC Entertainment Inc.(a)	146,675	5,903,669
Children’s Place Retail Stores Inc. (The)(a)	102,699	6,523,440
Christopher & Banks Corp.	168,928	3,152,196
Dress Barn Inc.(a)	196,507	4,584,508
Finish Line Inc. (The) Class A	99,328	1,418,404
First Cash Financial Services Inc.(a)	88,467	2,288,641
Genesco Inc.(a)	74,125	2,764,862
Guitar Center Inc.(a)	129,248	5,875,614
Hibbet Sporting Goods Inc.(a)	140,390	4,286,107
Hot Topic Inc.(a)	197,905	2,640,053
IHOP Corp.	29,978	1,579,841
Jack in the Box Inc.(a)	146,844	8,963,358
Jos. A. Bank Clothiers Inc.(a)(b)	74,814	2,195,791
MarineMax Inc.(a)	41,047	1,064,349
Men’s Wearhouse Inc. (The)	128,911	4,932,135
Movado Group Inc.	35,471	1,028,659
P.F. Chang’s China Bistro Inc.(a)(b)	117,814	4,521,701
Panera Bread Co. Class A(a)	138,987	7,770,763
Papa John’s International Inc.(a)	106,858	3,099,951
Rare Hospitality International Inc.(a)	99,171	3,265,701
Red Robin Gourmet Burgers Inc.(a)	32,113	1,151,251
School Specialty Inc.(a)	36,416	1,365,236
Select Comfort Corp.(a)	145,947	2,538,018
Sonic Corp.(a)	305,925	7,326,904
Stage Stores Inc.	127,108	3,862,812
Steak n Shake Co. (The)(a)	71,120	1,251,712
Tractor Supply Co.(a)	152,321	6,810,272
Triarc Companies Inc. Class B	95,463	1,909,260
Tuesday Morning Corp.	72,725	1,130,874
Tween Brands Inc.(a)	140,895	5,625,937
World Fuel Services Corp.	80,479	3,578,096
Zale Corp.(a)	111,252	3,138,419

		126,612,939

SAVINGS & LOANS—0.77%
Anchor BanCorp Wisconsin Inc.	37,759	1,088,214
BankUnited Financial Corp. Class A	55,955	1,564,502
Fidelity Bankshares Inc.	57,029	2,262,340
FirstFed Financial Corp.(a)(b)	39,338	2,634,466
Franklin Bank Corp.(a)	97,394	2,000,473

		9,549,995
SEMICONDUCTORS—1.70%
Actel Corp.(a)	26,246	476,627
ATMI Inc.(a)	53,740	1,640,682
Cabot Microelectronics Corp.(a)	106,322	3,608,569
Diodes Inc.(a)	84,175	2,986,529
DSP Group Inc.(a)	81,138	1,760,695
Kopin Corp.(a)	117,782	420,482
Microsemi Corp.(a)	136,504	2,682,304
Rudolph Technologies Inc.(a)	39,027	621,310
Standard Microsystems Corp.(a)	41,751	1,168,193
Supertex Inc.(a)	25,725	1,009,706
Varian Semiconductor Equipment Associates Inc.(a)	105,110	4,784,607

		21,159,704
SOFTWARE—6.79%
Allscripts Healthcare Solutions Inc.(a)	90,339	2,438,250
Altiris Inc.(a)	101,171	2,567,720
ANSYS Inc.(a)	169,374	7,366,075
Avid Technology Inc.(a)	55,284	2,059,882
Captaris Inc.(a)	34,196	265,703
Cerner Corp.(a)(b)	284,034	12,923,547
Dendrite International Inc.(a)	120,727	1,292,986
eFunds Corp.(a)	206,418	5,676,495
Epicor Software Corp.(a)	142,587	1,926,350
EPIQ Systems Inc.(a)	64,781	1,099,334
Global Payments Inc.	298,404	13,816,105
Hyperion Solutions Corp.(a)	137,703	4,949,046
JDA Software Group Inc.(a)	49,134	676,575
ManTech International Corp. Class A(a)	81,118	2,987,576
MapInfo Corp.(a)	24,218	316,045
Neoware Inc.(a)	89,340	1,180,181
Open Solutions Inc.(a)	25,246	950,259
Per-Se Technologies Inc.(a)	147,682	4,102,606
Phoenix Technologies Ltd.(a)	42,151	189,680
Progress Software Corp.(a)	107,973	3,015,686
Quality Systems Inc.	75,647	2,819,364
SPSS Inc.(a)	29,320	881,652
Take-Two Interactive Software Inc.(a)	319,588	5,675,883
THQ Inc.(a)	171,813	5,587,359

		84,764,359
STORAGE & WAREHOUSING—0.33%
Mobile Mini Inc.(a)	151,975	4,094,207

		4,094,207
TELECOMMUNICATIONS—1.33%
Aeroflex Inc.(a)	166,523	1,951,650
C-COR Inc.(a)	39,434	439,295
Comtech Telecommunications Corp.(a)	102,277	3,893,685
CT Communications Inc.	22,750	521,430
Ditech Networks Inc.(a)	17,586	121,695
General Communication Inc. Class A(a)	188,161	2,959,773

Harmonic Inc.(a)	97,226	706,833
NETGEAR Inc.(a)	143,217	3,759,446
Network Equipment Technologies Inc.(a)	27,478	159,922
Novatel Wireless Inc.(a)	35,313	341,477
Viasat Inc.(a)	59,466	1,772,681

		16,627,887
TOYS, GAMES & HOBBIES—0.23%
RC2 Corp.(a)	65,358	2,875,752

		2,875,752
TRANSPORTATION—2.74%
Bristow Group Inc.(a)	50,067	1,806,918
Forward Air Corp.	134,891	3,902,397
Heartland Express Inc.	249,844	3,752,657
Hub Group Inc. Class A(a)	56,692	1,561,865
Kirby Corp.(a)	228,786	7,808,466
Knight Transportation Inc.	254,758	4,343,624
Landstar System Inc.	249,583	9,529,079
Old Dominion Freight Line Inc.(a)	63,656	1,532,200

		34,237,206

TOTAL COMMON STOCKS
(Cost: $1,078,505,826)		1,247,459,879

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—6.93%

CERTIFICATES OF DEPOSIT(c)—0.16%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$444,963	444,963
Washington Mutual Bank
5.33%, 03/19/07	1,589,156	1,589,156

		2,034,119
COMMERCIAL PAPER(c)—1.40%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(d)	668,151	658,590
Aspen Funding Corp.
5.26%, 02/21/07(d)	413,181	410,162
Beta Finance Inc.
5.27%, 01/25/07(d)	127,132	126,705
BNP Paribas Finance Inc.
5.12%, 06/06/07	222,482	217,582
CAFCO LLC
5.26%, 01/30/07(d)	317,831	316,531
Cantabric Finance LLC
5.25%-5.26%, 01/25/07-03/06/07(d)	762,795	757,268
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	750,082	740,876
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(d)	63,566	63,482
Curzon Funding LLC
5.24%, 02/27/07(d)	348,661	345,819
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	263,438	259,663
Eureka Securitization
5.26%, 02/09/07(d)	794,578	790,166

Five Finance Inc.
5.22%, 04/20/07(d)	292,405	287,826
General Electric Capital Corp.
5.12%, 06/04/07(d)	476,747	466,383
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(d)	1,042,486	1,032,412
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(d)	1,239,542	1,213,848
KKR Atlantic Funding Trust
5.32%, 01/03/07(d)	476,747	476,676
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(d)	2,091,940	2,079,394
Lockhart Funding LLC
5.28%, 02/09/07(d)	635,662	632,120
Nationwide Building Society
5.21%, 04/13/07(d)	603,879	595,052
Nestle Capital Corp.
5.19%, 08/09/07(d)	381,397	369,356
Norddeutsche Landesbank
5.27%, 02/15/07	603,879	599,993
Polonius Inc.
5.26%, 02/20/07(d)	179,765	178,478
Regency Markets No. 1 LLC
5.32%, 01/22/07(d)	211,250	210,625
Sedna Finance Inc.
5.22%, 04/17/07(d)	362,328	356,811
Societe Generale
5.18%, 05/16/07	1,589,156	1,558,515
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(d)	1,612,981	1,597,447
Thornburg Mortgage Capital Resources
5.28%, 01/17/07-03/12/07(d)	783,136	777,728
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	371,475	369,141

		17,488,649
MEDIUM-TERM NOTES(c)—0.15%
Bank of America N.A.
5.28%, 04/20/07	158,916	158,916
Cullinan Finance Corp.
5.71%, 06/28/07(d)	476,747	476,747
K2 USA LLC
5.39%, 06/04/07(d)	476,747	476,747
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	743,725	743,725

		1,856,135
MONEY MARKET FUNDS—0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	962,634	962,634

		962,634
REPURCHASE AGREEMENTS(c)—1.38%
Banc of America Securities LLC, 5.36%, due 1/2/07, maturity value $1,272,082 (collateralized by non-U.S. Government debt securities, value $1,310,961, 4.25% to 8.00%, 3/1/08 to 7/15/17).	$1,271,325	1,271,325

Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $2,226,145 (collateralized by non-U.S. Government debt securities, value $2,448,762, 1.00% to 8.84%, 8/3/14 to 12/25/46).	2,224,818	2,224,818
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $954,063 (collateralized by U.S. Government obligations, value $973,148, 0.00% to 11.00%, 1/1/08 to 1/1/37).	953,494	953,494
BNP Securities Corp., 5.36%, due 1/2/07, maturity value $63,604 (collateralized by non-U.S. Government debt securities, value $66,821, 5.46%, 3/15/08).	63,566	63,566
Citigroup Global Markets Holdings Inc., 5.36%, due 1/2/07, maturity value $2,226,144 (collateralized by non-U.S. Government debt securities, value $2,338,729, 3.78% to 7.41%, 11/25/19 to 10/25/45).	2,224,819	2,224,819
Citigroup Global Markets Holdings Inc., 5.42%, due 1/2/07, maturity value $699,650 (collateralized by non-U.S. Government debt securities, value $779,945, 0.00% to 10.00%, 6/1/28 to 11/16/36).	699,229	699,229
Citigroup Global Markets Holdings Inc., 5.46%, due 1/2/07, maturity value $381,628 (collateralized by non-U.S. Government debt securities, value $425,427, 0.00% to 10.00%, 6/1/28 to 11/16/36).	381,397	381,397
Goldman Sachs & Co. Inc., 5.35%, due 1/2/07, maturity value $1,272,081 (collateralized by non-U.S. Government debt securities, value $1,322,840, 0.00% to 10.00%, 1/23/07 to 5/15/44).	1,271,325	1,271,325
Goldman Sachs Group Inc., 5.36%, due 1/2/07, maturity value $236,015 (collateralized by non-U.S. Government debt securities, value $245,357, 0.00% to 10.00%, 1/23/07 to 5/15/44).	235,875	235,875
Goldman Sachs Group Inc., 5.46%, due 1/2/07, maturity value $381,628 (collateralized by non-U.S. Government debt securities, value $396,857, 0.00% to 10.00%, 1/23/07 to 5/15/44).	381,397	381,397
Greenwich Capital Markets Inc., 5.46%, due 1/2/07, maturity value $318,024 (collateralized by non-U.S. Government debt securities, value $351,710, 5.58%, 1/8/36).	317,831	317,831
HSBC Securities Inc., 5.36%, due 1/2/07, maturity value $318,020 (collateralized by non-U.S. Government debt securities, value $334,136, 3.16% to 5.32%, 5/15/34 to 6/1/46).	317,831	317,831
JP Morgan Securities Inc., 5.41%, due 1/2/07, maturity value $159,012 (collateralized by non-U.S. Government debt securities, value $167,068, 5.75% to 8.75%, 10/1/08 to 9/15/25).	158,916	158,916
Lehman Brothers Holdings Inc., 5.36%, due 1/2/07, maturity value $1,272,082 (collateralized by non-U.S. Government debt securities, value $1,310,977, 3.34% to 8.75%, 6/15/07 to 12/1/66).	1,271,325	1,271,325
Lehman Brothers Holdings Inc., 5.44%, due 1/2/07, maturity value $477,035 (collateralized by non-U.S. Government debt securities, value $491,349, 5.50% to 8.88%, 4/15/11 to 12/1/66).	476,747	476,747

Merrill Lynch & Co. Inc., 5.36%, due 1/2/07, maturity value $1,272,082 (collateralized by non-U.S. Government debt securities, value $1,313,523, 0.00% to 10.13%, 6/15/07 to 9/1/26).	1,271,325	1,271,325
Merrill Lynch & Co. Inc., 5.44%, due 1/2/07, maturity value $636,046 (collateralized by non-U.S. Government debt securities, value $655,130, 4.37% to 7.75%, 3/3/08 to 12/1/25).	635,662	635,662
Morgan Stanley, 5.36%, due 1/2/07, maturity value $636,041 (collateralized by non-U.S. Government debt securities, value $662,182, 0.00% to 10.00%, 1/1/07 to 12/31/37).	635,662	635,662
Morgan Stanley, 5.51%, due 6/4/07, maturity value $455,520 (collateralized by non-U.S. Government debt securities, value $467,397, 0.00% to 10.00%, 1/1/07 to 12/31/37).(g)	444,964	444,964
Wachovia Capital, 5.38%, due 1/2/07, maturity value $2,035,336 (collateralized by non-U.S. Government debt securities, value $2,138,266, 3.86% to 8.17%, 8/15/13 to 10/17/44).	2,034,120	2,034,120

		17,271,628
TIME DEPOSITS(c)—0.00%
Bank of America N.A.
5.13%, 01/02/07	30,423	30,423

		30,423
VARIABLE & FLOATING RATE NOTES(c)—3.76%
Allstate Life Global Funding II
5.33%-5.43%, 11/02/07-01/25/08(d)	1,627,295	1,627,467
American Express Bank
5.32%, 02/28/07	635,662	635,661
American Express Centurion Bank
5.44%, 07/19/07	699,229	699,671
American Express Credit Corp.
5.45%, 07/05/07	190,699	190,763
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	79,533	79,533
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(d)	476,747	476,747
ASIF Global Financing
5.41%, 05/03/07(d)	63,566	63,578
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(d)	413,186	413,186
Bank of Ireland
5.33%-5.35%, 08/14/07-12/20/07(d)	921,711	921,736
Beta Finance Inc.
5.32%-5.41%, 04/25/07-07/25/07(d)	1,620,939	1,620,988
BMW US Capital LLC
5.35%, 01/15/08(d)	635,662	635,662
BNP Paribas
5.35%, 11/19/07(d)	1,175,975	1,175,975
Carlyle Loan Investment Ltd.
5.40%, 04/13/07-07/15/07(d)	464,034	464,033
CC USA Inc.
5.37%, 07/30/07(d)	317,831	317,857
Commodore CDO Ltd.
5.44%, 12/12/07(d)	158,916	158,916
Credit Agricole SA
5.34%, 11/23/07	635,662	635,662

Credit Suisse First Boston NY
5.38%, 04/24/07	317,831	317,836
Cullinan Finance Corp.
5.36%, 04/25/07(d)	158,916	158,916
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	91,829	91,829
DEPFA Bank PLC
5.40%, 09/14/07	635,662	635,662
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(d)	731,012	731,035
Eli Lilly Services Inc.
5.34%, 12/31/07(d)	424,305	424,305
Fifth Third Bancorp
5.33%, 12/21/07(d)	1,271,325	1,271,325
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(d)	413,181	413,150
General Electric Capital Corp.
5.31%-5.48%, 07/09/07-01/24/08(d)	667,446	667,540
Granite Master Issuer PLC
5.32%, 08/20/07(d)	2,224,818	2,224,818
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(d)	1,462,024	1,448,033
Hartford Life Global Funding Trust
5.37%-5.41%, 07/13/07-01/15/08	953,494	953,583
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	635,662	635,662
Holmes Financing PLC
5.32%, 07/16/07(d)	1,112,409	1,112,409
JPMorgan Chase & Co.
5.32%-5.45%, 07/27/07-08/02/07(g)	1,748,072	1,748,072
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	476,747	476,735
Kestrel Funding LLC
5.33%, 07/11/07(d)	254,265	254,251
Kommunalkredit Austria AG
5.35%, 01/09/08(d)	381,397	381,397
Leafs LLC
5.35%, 01/22/07-02/20/07(d)	662,124	662,124
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(d)	699,229	699,204
Lothian Mortgages Master Issuer PLC
5.32%, 04/24/07(d)	251,725	251,725
Marshall & Ilsley Bank
5.35%, 01/15/08	349,614	349,614
Master Funding LLC
5.38%, 04/25/07-05/25/07(d)	1,150,377	1,150,377
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	699,229	699,229
Metropolitan Life Global Funding I
5.36%, 02/08/07(d)	953,494	953,494
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(d)(g)	63,566	63,566
Mound Financing PLC
5.32%, 05/08/07(d)	597,523	597,523
Natexis Banques Populaires
5.35%-5.37%, 02/05/07-01/15/08(d)	2,288,385	2,288,367
National City Bank of Indiana
5.35%, 05/21/07	317,831	317,841
Nationwide Building Society
5.38%-5.49%, 02/08/07-10/26/07(d)	2,097,686	2,098,001

Newcastle Ltd.
5.37%, 04/24/07(d)	224,071	224,051
Northern Rock PLC
5.39%, 08/03/07(d)	762,795	762,806
Northlake CDO I
5.42%, 09/06/07(d)	190,699	190,699
Pricoa Global Funding I
5.34%, 11/27/07	858,144	858,144
Principal Life Global Funding I
5.80%, 02/08/07	286,048	286,183
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	921,711	921,699
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(d)	635,662	635,662
Strips III LLC
5.40%, 07/24/07(d)	137,597	137,597
SunTrust Bank
5.32%, 05/01/07	635,662	635,675
Tango Finance Corp.
5.30%-5.35%, 04/25/07-07/16/07(d)	1,551,016	1,550,937
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(d)	1,048,843	1,048,843
Wachovia Asset Securitization Inc.
5.34%, 01/25/07(d)	776,689	776,689
Wachovia Bank N.A.
5.36%, 05/22/07	1,271,325	1,271,325
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	476,747	476,919
Wells Fargo & Co.
5.36%, 11/15/07(d)	317,831	317,847
WhistleJacket Capital Ltd.
5.31%-5.35%, 04/18/07-06/13/07(d)	476,747	476,747
White Pine Finance LLC
5.31%-5.32%, 05/22/07-08/20/07(d)	1,906,987	1,906,745
Wind Master Trust
5.34%, 07/25/07(d)	254,265	254,265

		46,927,891

TOTAL SHORT-TERM INVESTMENTS
(Cost: $86,571,479)		86,571,479

TOTAL INVESTMENTS IN SECURITIES—106.85%
(Cost: $1,165,077,305)		1,334,031,358
Other Assets, Less Liabilities—(6.85)%		(85,562,640)

NET ASSETS—100.00%		$1,248,468,718

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

December 31, 2006

Security	Shares	Value

COMMON STOCKS—100.19%

ADVERTISING—0.40%
ADVO Inc.	88,840	$2,896,184
inVentiv Health Inc.(a)	138,125	4,882,719

		7,778,903
AEROSPACE & DEFENSE—1.76%
AAR Corp.(a)(b)	243,311	7,102,248
EDO Corp.	47,925	1,137,739
Esterline Technologies Corp.(a)	111,832	4,499,001
GenCorp Inc.(a)	181,987	2,551,458
Kaman Corp.	160,784	3,599,954
Moog Inc. Class A(a)	137,689	5,258,343
Teledyne Technologies Inc.(a)	114,913	4,611,459
Triumph Group Inc.	107,708	5,647,130

		34,407,332
AGRICULTURE—0.46%
Alliance One International Inc.(a)	582,948	4,115,613
Delta & Pine Land Co.	120,871	4,889,232

		9,004,845
AIRLINES—0.73%
Frontier Airlines Holdings Inc.(a)(b)	248,330	1,837,642
Mesa Air Group Inc.(a)	221,726	1,900,192
SkyWest Inc.	414,805	10,581,676

		14,319,510
APPAREL—1.55%
Ashworth Inc.(a)	104,362	757,668
Kellwood Co.(b)	166,952	5,429,279
Oxford Industries Inc.	56,251	2,792,862
Phillips-Van Heusen Corp.	234,322	11,755,935
Skechers U.S.A. Inc. Class A(a)	63,636	2,119,715
Stride Rite Corp.	240,888	3,632,591
Wolverine World Wide Inc.	137,300	3,915,796

		30,403,846
AUTO MANUFACTURERS—0.16%
Wabash National Corp.	208,600	3,149,860

		3,149,860
AUTO PARTS & EQUIPMENT—0.30%
Keystone Automotive Industries Inc.(a)	51,175	1,739,438
Standard Motor Products Inc.	82,169	1,230,892
Superior Industries International Inc.(b)	153,364	2,955,324

		5,925,654
BANKS—8.27%
Bank Mutual Corp.	384,642	4,658,015

Boston Private Financial Holdings Inc.	109,851	3,098,897
Central Pacific Financial Corp.	197,881	7,669,868
Chittenden Corp.	303,827	9,324,451
Community Bank System Inc.	199,015	4,577,345
First BanCorp (Puerto Rico)	536,544	5,113,264
First Commonwealth Financial Corp.	416,540	5,594,132
First Financial Bancorp	215,812	3,584,637
First Indiana Corp.	80,045	2,029,941
First Midwest Bancorp Inc.	211,433	8,178,228
First Republic Bank	119,592	4,673,655
Fremont General Corp.	436,550	7,076,475
Glacier Bancorp Inc.	148,110	3,619,808
Hanmi Financial Corp.	115,346	2,598,745
Independent Bank Corp. (Michigan)	61,801	1,562,947
Irwin Financial Corp.	116,146	2,628,384
Prosperity Bancshares Inc.(b)	58,846	2,030,775
Provident Bankshares Corp.(b)	216,293	7,700,031
Republic Bancorp Inc.	478,116	6,435,441
South Financial Group Inc. (The)	495,853	13,184,731
Sterling Bancorp	113,176	2,229,567
Sterling Bancshares Inc.	264,345	3,441,772
Sterling Financial Corp. (Washington)	127,886	4,323,826
Susquehanna Bancshares Inc.	342,307	9,201,212
TrustCo Bank Corp. NY(b)	497,679	5,534,190
Umpqua Holdings Corp.	193,511	5,695,029
United Bancshares Inc.	241,906	9,349,667
Whitney Holding Corp.	434,146	14,161,843
Wintrust Financial Corp.	57,663	2,768,977

		162,045,853
BEVERAGES—0.04%
Peet’s Coffee & Tea Inc.(a)	27,772	728,737

		728,737
BIOTECHNOLOGY—0.64%
ArQule Inc.(a)	108,684	643,409
Cambrex Corp.	178,291	4,050,772
CryoLife Inc.(a)	96,769	740,283
Enzo Biochem Inc.(a)	95,696	1,365,582
Regeneron Pharmaceuticals Inc.(a)	182,295	3,658,661
Savient Pharmaceuticals Inc.(a)	193,837	2,172,913

		12,631,620
BUILDING MATERIALS—1.92%
Apogee Enterprises Inc.	188,949	3,648,605
ElkCorp	52,857	2,171,894
Lennox International Inc.	380,559	11,648,911
NCI Building Systems Inc.(a)(b)	84,444	4,369,977
Texas Industries Inc.(b)	158,259	10,164,976
Universal Forest Products Inc.	120,877	5,635,286

		37,639,649
CHEMICALS—2.51%
Arch Chemicals Inc.	160,224	5,337,061
Fuller (H.B.) Co.	393,517	10,160,609
Georgia Gulf Corp.	227,827	4,399,339
MacDermid Inc.	104,757	3,572,214
OM Group Inc.(a)	189,817	8,594,914
OMNOVA Solutions Inc.(a)	287,609	1,317,249
Penford Corp.	62,208	1,076,198
PolyOne Corp.(a)	616,780	4,625,850
Quaker Chemical Corp.	67,867	1,497,825
Schulman (A.) Inc.	161,441	3,592,062

Tronox Inc. Class B	274,750	4,338,302
Wellman Inc.	235,717	751,937

		49,263,560
COAL—0.62%
Massey Energy Co.	523,435	12,159,395

		12,159,395
COMMERCIAL SERVICES—4.63%
Aaron Rents Inc.	136,271	3,921,879
ABM Industries Inc.	288,521	6,552,312
Administaff Inc.	105,129	4,496,367
Arbitron Inc.	81,808	3,553,740
Bowne & Co. Inc.	194,393	3,098,624
CDI Corp.	78,478	1,954,102
Central Parking Corp.	69,760	1,255,680
Chemed Corp.	174,021	6,435,297
Consolidated Graphics Inc.(a)	78,299	4,625,122
CPI Corp.	35,601	1,655,090
Cross Country Healthcare Inc.(a)	58,171	1,269,291
Gevity HR Inc.	157,840	3,739,230
Healthcare Services Group Inc.	70,669	2,046,574
Heidrick & Struggles International Inc.(a)	84,111	3,562,942
Hooper Holmes Inc.(a)	462,067	1,529,442
Kendle International Inc.(a)	49,311	1,550,831
Labor Ready Inc.(a)	185,877	3,407,125
Live Nation Inc.(a)	423,383	9,483,779
MAXIMUS Inc.	70,301	2,163,865
Midas Inc.(a)	69,021	1,587,483
On Assignment Inc.(a)	150,588	1,769,409
PAREXEL International Corp.(a)	95,022	2,752,787
Spherion Corp.(a)	379,542	2,819,997
StarTek Inc.	78,481	1,062,633
Universal Technical Institute Inc.(a)	96,336	2,139,623
Viad Corp.	143,422	5,822,933
Volt Information Sciences Inc.(a)	57,721	2,898,171
Watson Wyatt Worldwide Inc.	81,985	3,701,623

		90,855,951
COMPUTERS—0.91%
Agilysys Inc.	204,528	3,423,799
Carreker Corp.(a)	81,278	620,964
Catapult Communications Corp.(a)	26,095	234,333
CIBER Inc.(a)	365,643	2,479,060
Hutchinson Technology Inc.(a)	76,025	1,791,909
Mercury Computer Systems Inc.(a)	45,515	608,080
MTS Systems Corp.	58,972	2,277,499
Radiant Systems Inc.(a)	151,780	1,584,583
RadiSys Corp.(a)(b)	146,443	2,441,205
Sykes Enterprises Inc.(a)	139,494	2,460,674

		17,922,106
DISTRIBUTION & WHOLESALE—1.68%
Bell Microproducts Inc.(a)	207,913	1,465,787
Brightpoint Inc.(a)	336,463	4,525,427
Building Materials Holding Corp.	184,981	4,567,181
Owens & Minor Inc.	265,717	8,308,971
United Stationers Inc.(a)	199,897	9,333,191
Watsco Inc.	100,299	4,730,101

		32,930,658
DIVERSIFIED FINANCIAL SERVICES—1.11%
Financial Federal Corp.	174,162	5,122,104

LaBranche & Co. Inc.(a)(b)	353,047	3,470,452
Piper Jaffray Companies(a)	122,832	8,002,505
SWS Group Inc.	107,690	3,844,533
TradeStation Group Inc.(a)	100,994	1,388,667

		21,828,261
ELECTRIC—2.83%
ALLETE Inc.	200,608	9,336,296
Avista Corp.	343,460	8,692,973
Central Vermont Public Service Corp.	69,032	1,625,704
CH Energy Group Inc.	90,104	4,757,491
Cleco Corp.	379,540	9,575,794
El Paso Electric Co.(a)	195,460	4,763,360
Green Mountain Power Corp.	36,470	1,235,968
UIL Holdings Corp.	163,413	6,894,394
UniSource Energy Corp.	232,798	8,504,111

		55,386,091
ELECTRICAL COMPONENTS & EQUIPMENT—1.09%
Advanced Energy Industries Inc.(a)	235,686	4,447,395
Belden CDT Inc.	286,564	11,201,787
C&D Technologies Inc.(b)	182,806	866,500
Littelfuse Inc.(a)	85,770	2,734,348
Magnetek Inc.(a)	136,758	772,683
Vicor Corp.	111,571	1,239,554

		21,262,267
ELECTRONICS—4.31%
Analogic Corp.	89,245	5,010,214
Bel Fuse Inc. Class B	51,788	1,801,705
Benchmark Electronics Inc.(a)	426,953	10,400,575
Brady Corp. Class A	199,739	7,446,270
Checkpoint Systems Inc.(a)	149,962	3,029,232
Coherent Inc.(a)	206,997	6,534,895
CTS Corp.	238,937	3,751,311
Cubic Corp.	45,738	992,515
Cymer Inc.(a)	140,734	6,185,259
Electro Scientific Industries Inc.(a)	194,117	3,909,516
FEI Co.(a)	88,876	2,343,660
Keithley Instruments Inc.	96,782	1,272,683
Lo-Jack Corp.(a)	30,629	523,143
Methode Electronics Inc.	251,075	2,719,142
Park Electrochemical Corp.	134,397	3,447,283
Paxar Corp.(a)	148,930	3,434,326
Photon Dynamics Inc.(a)	94,464	1,104,284
Planar Systems Inc.(a)(b)	118,230	1,143,284
Rogers Corp.(a)	51,864	3,067,756
Sonic Solutions Inc.(a)	81,539	1,329,086
Technitrol Inc.	181,395	4,333,527
Watts Water Technologies Inc. Class A	106,368	4,372,788
Woodward Governor Co.	121,013	4,805,426
X-Rite Inc.	125,574	1,544,560

		84,502,440
ENGINEERING & CONSTRUCTION—2.38%
EMCOR Group Inc.(a)	209,132	11,889,154
Insituform Technologies Inc. Class A(a)	104,186	2,694,250
Shaw Group Inc. (The)(a)	525,322	17,598,287
URS Corp.(a)	338,419	14,501,254

		46,682,945
ENTERTAINMENT—0.54%
Pinnacle Entertainment Inc.(a)	317,078	10,507,965

		10,507,965

ENVIRONMENTAL CONTROL—0.21%
Tetra Tech Inc.(a)	229,321	4,148,417

		4,148,417
FOOD—2.45%
Corn Products International Inc.	298,756	10,319,032
Flowers Foods Inc.	341,251	9,210,364
Great Atlantic & Pacific Tea Co.	130,313	3,354,257
Hain Celestial Group Inc.(a)	137,620	4,295,120
J&J Snack Foods Corp.	40,955	1,695,537
Lance Inc.	205,610	4,128,649
Nash Finch Co.	93,303	2,547,172
Performance Food Group Co.(a)	231,021	6,385,420
Ralcorp Holdings Inc.(a)	67,300	3,424,897
TreeHouse Foods Inc.(a)	86,866	2,710,219

		48,070,667
FOREST PRODUCTS & PAPER—1.22%
Buckeye Technologies Inc.(a)	252,231	3,021,727
Caraustar Industries Inc.(a)	198,545	1,606,229
Deltic Timber Corp.	38,523	2,148,813
Neenah Paper Inc.	98,763	3,488,309
Pope & Talbot Inc.(a)	118,302	647,112
Rock-Tenn Co. Class A	218,423	5,921,448
Schweitzer-Mauduit International Inc.	103,665	2,700,473
Wausau Paper Corp.	297,455	4,458,850

		23,992,961
GAS—5.62%
Atmos Energy Corp.	574,679	18,338,007
Cascade Natural Gas Corp.	77,820	2,017,094
Energen Corp.	181,668	8,527,496
Laclede Group Inc. (The)	142,067	4,976,607
New Jersey Resources Corp.	178,994	8,695,529
Northwest Natural Gas Co.	181,895	7,719,624
Piedmont Natural Gas Co.(b)	496,342	13,277,148
South Jersey Industries Inc.	193,960	6,480,204
Southern Union Co.	383,997	10,732,716
Southwest Gas Corp.	273,619	10,498,761
UGI Corp.	696,300	18,995,064

		110,258,250
HAND & MACHINE TOOLS—0.88%
Baldor Electric Co.	192,716	6,440,569
Regal-Beloit Corp.	204,022	10,713,195

		17,153,764
HEALTH CARE - PRODUCTS—1.57%
CONMED Corp.(a)	120,123	2,777,244
Cyberonics Inc.(a)	57,719	1,191,320
Datascope Corp.	84,574	3,081,877
DJO Inc.(a)	61,944	2,652,442
Haemonetics Corp.(a)	66,730	3,004,185
Invacare Corp.	203,847	5,004,444
LCA-Vision Inc.	72,024	2,474,745
Meridian Bioscience Inc.	74,584	1,829,546
Osteotech Inc.(a)	123,445	697,464
Palomar Medical Technologies Inc.(a)	68,480	3,469,882
Viasys Healthcare Inc.(a)	118,344	3,292,330
Vital Sign Inc.	24,175	1,206,816

		30,682,295

HEALTH CARE - SERVICES—1.39%
AMERIGROUP Corp.(a)	211,645	7,595,939
Centene Corp.(a)	136,013	3,341,839
Genesis HealthCare Corp.(a)	130,191	6,148,921
Gentiva Health Services Inc.(a)	182,388	3,476,315
Matria Healthcare Inc.(a)	80,906	2,324,429
RehabCare Group Inc.(a)	100,474	1,492,039
United Surgical Partners International Inc.(a)	99,545	2,822,101

		27,201,583
HOME BUILDERS—1.42%
Champion Enterprises Inc.(a)	484,492	4,534,845
Coachmen Industries Inc.	108,066	1,188,726
Fleetwood Enterprises Inc.(a)	427,637	3,382,609
M/I Homes Inc.	74,638	2,850,425
Monaco Coach Corp.	180,178	2,551,320
Skyline Corp.	46,105	1,854,343
Standard-Pacific Corp.	425,971	11,411,763

		27,774,031
HOME FURNISHINGS—0.74%
Audiovox Corp. Class A(a)	122,658	1,728,251
Bassett Furniture Industries Inc.	80,586	1,316,775
Ethan Allen Interiors Inc.	204,301	7,377,309
La-Z-Boy Inc.(b)	342,431	4,064,656

		14,486,991
HOUSEHOLD PRODUCTS & WARES—0.89%
Central Garden & Pet Co.(a)	153,188	7,417,363
Harland (John H.) Co.	66,612	3,343,922
Russ Berrie & Co. Inc.(a)	79,420	1,227,039
Spectrum Brands Inc.(a)(b)	230,552	2,513,017
Standard Register Co. (The)	86,535	1,038,420
WD-40 Co.	54,547	1,902,054

		17,441,815
HOUSEWARES—0.16%
Libbey Inc.	98,607	1,216,810
National Presto Industries Inc.	31,922	1,911,170

		3,127,980
INSURANCE—2.63%
Delphi Financial Group Inc. Class A	120,496	4,875,268
LandAmerica Financial Group Inc.	117,319	7,404,002
Presidential Life Corp.	143,990	3,160,581
ProAssurance Corp.(a)	75,328	3,760,374
RLI Corp.	46,284	2,611,343
Safety Insurance Group Inc.	94,742	4,804,367
SCPIE Holdings Inc.(a)	68,174	1,782,068
Selective Insurance Group Inc.	189,274	10,843,507
Stewart Information Services Corp.	121,095	5,250,679
United Fire & Casualty Co.	65,095	2,294,599
Zenith National Insurance Corp.	103,268	4,844,302

		51,631,090
INTERNET—1.17%
Blue Coat Systems Inc.(a)	56,221	1,346,493
Blue Nile Inc.(a)(b)	61,072	2,252,946
Digitas Inc.(a)	398,544	5,344,475
InfoSpace Inc.(a)	197,262	4,045,844
MIVA Inc.(a)	124,313	421,421
Napster Inc.(a)	219,116	795,391

PC-Tel Inc.(a)	117,531	1,098,915
Secure Computing Corp.(a)	203,424	1,334,461
Stamps.com Inc.(a)	52,081	820,276
United Online Inc.	418,656	5,559,752

		23,019,974
IRON & STEEL—0.95%
Carpenter Technology Corp.	114,622	11,751,047
Material Sciences Corp.(a)	88,012	1,138,875
Ryerson Inc.(b)	174,855	4,387,112
Steel Technologies Inc.	78,624	1,379,851

		18,656,885
LEISURE TIME—0.61%
Arctic Cat Inc.	73,769	1,297,597
K2 Inc.(a)	328,523	4,333,218
Polaris Industries Inc.	71,428	3,344,973
WMS Industries Inc.(a)	85,255	2,971,989

		11,947,777
LODGING—0.44%
Aztar Corp.(a)	92,112	5,012,735
Marcus Corp.	142,195	3,637,348

		8,650,083
MACHINERY—2.83%
Albany International Corp. Class A	186,427	6,135,313
Applied Industrial Technologies Inc.	247,000	6,498,570
Astec Industries Inc.(a)	89,542	3,142,924
Briggs & Stratton Corp.	325,534	8,773,141
Cognex Corp.	286,042	6,813,520
Gardner Denver Inc.(a)	156,634	5,844,015
Gerber Scientific Inc.(a)	155,443	1,952,364
IDEX Corp.	201,820	9,568,286
Intevac Inc.(a)	91,246	2,367,834
Lindsay Corp.	37,768	1,233,125
Robbins & Myers Inc.	69,646	3,198,144

		55,527,236
MANUFACTURING—2.37%
Acuity Brands Inc.	165,018	8,587,537
AptarGroup Inc.	105,016	6,200,145
Barnes Group Inc.	263,070	5,721,773
CLARCOR Inc.	132,378	4,475,700
EnPro Industries Inc.(a)	49,985	1,660,002
Griffon Corp.(a)	81,417	2,076,134
Lydall Inc.(a)	112,132	1,212,147
Myers Industries Inc.	181,005	2,834,538
Smith (A.O.) Corp.	150,580	5,655,785
Standex International Corp.	83,522	2,516,518
Sturm, Ruger & Co. Inc.(a)	126,296	1,212,442
Tredegar Corp.	186,131	4,208,422

		46,361,143
MEDIA—0.24%
4Kids Entertainment Inc.(a)	75,549	1,376,503
Radio One Inc. Class D(a)	479,091	3,229,073

		4,605,576
METAL FABRICATE & HARDWARE—1.39%
Castle (A.M.) & Co.	84,944	2,161,825
Kaydon Corp.	116,223	4,618,702
Lawson Products Inc.	28,863	1,324,523

Mueller Industries Inc.	244,678	7,756,293
Quanex Corp.	244,225	8,447,743
Valmont Industries Inc.	53,959	2,994,185

		27,303,271
MINING—1.08%
AMCOL International Corp.	137,450	3,812,863
Brush Engineered Materials Inc.(a)	100,823	3,404,793
Century Aluminum Co.(a)	152,588	6,813,054
RTI International Metals Inc.(a)	92,237	7,214,778

		21,245,488
OFFICE & BUSINESS EQUIPMENT—0.12%
Global Imaging Systems Inc.(a)	110,206	2,419,022

		2,419,022
OFFICE FURNISHINGS—0.18%
Interface Inc. Class A(a)	253,679	3,607,315

		3,607,315
OIL & GAS—0.62%
Atwood Oceanics Inc.(a)	102,200	5,004,734
Cimarex Energy Co.	197,678	7,215,247

		12,219,981
OIL & GAS SERVICES—2.35%
Dril-Quip Inc.(a)	73,523	2,879,161
Input/Output Inc.(a)(b)	341,406	4,653,364
Lone Star Technologies Inc.(a)	200,706	9,716,177
Lufkin Industries Inc.	56,234	3,266,071
SEACOR Holdings Inc.(a)(b)	88,506	8,774,485
Tetra Technologies Inc.(a)	186,217	4,763,431
Veritas DGC Inc.(a)	140,845	12,060,557

		46,113,246
PACKAGING & CONTAINERS—0.12%
Chesapeake Corp.	133,688	2,275,370

		2,275,370
PHARMACEUTICALS—0.64%
Alpharma Inc. Class A	275,289	6,634,465
Mannatech Inc.(b)	56,017	825,130
MGI Pharma Inc.(a)	231,271	4,257,699
Theragenics Corp.(a)	232,090	719,479

		12,436,773
REAL ESTATE INVESTMENT TRUSTS—7.06%
Acadia Realty Trust	211,025	5,279,846
Colonial Properties Trust	303,382	14,222,548
EastGroup Properties Inc.	156,427	8,378,230
Entertainment Properties Trust	174,713	10,210,228
Essex Property Trust Inc.	92,390	11,941,408
Inland Real Estate Corp.	438,051	8,200,315
Kilroy Realty Corp.	145,256	11,329,968
Lexington Corporate Properties Trust	450,108	10,091,421
LTC Properties Inc.	130,584	3,566,249
Mid-America Apartment Communities Inc.	161,735	9,257,711
National Retail Properties Inc.	390,007	8,950,661
New Century Financial Corp.	291,163	9,197,839
Parkway Properties Inc.	94,322	4,811,365
PS Business Parks Inc.	60,613	4,285,945
Senior Housing Properties Trust	451,390	11,050,027
Sovran Self Storage Inc.	133,146	7,626,603

		138,400,364

RETAIL—6.30%
Brown Shoe Co. Inc.	120,012	5,729,373
California Pizza Kitchen Inc.(a)	43,234	1,440,125
Casey’s General Store Inc.	333,573	7,855,644
Cash America International Inc.	71,288	3,343,407
Cato Corp. Class A	107,999	2,474,257
CKE Restaurants Inc.	448,758	8,257,147
Cost Plus Inc.(a)(b)	127,622	1,314,507
Finish Line Inc. (The) Class A	122,179	1,744,716
First Cash Financial Services Inc.(a)	46,687	1,207,793
Fred’s Inc.	267,666	3,222,699
Genesco Inc.(a)	34,000	1,268,200
Group 1 Automotive Inc.	159,248	8,236,307
Hancock Fabrics Inc.(a)	138,168	475,298
Haverty Furniture Companies Inc.	152,381	2,255,239
IHOP Corp.	55,741	2,937,551
Insight Enterprises Inc.(a)	320,442	6,046,741
Jo-Ann Stores Inc.(a)	162,765	4,004,019
Landry’s Restaurants Inc.	105,382	3,170,944
Longs Drug Stores Corp.	187,748	7,956,760
MarineMax Inc.(a)	63,484	1,646,140
Men’s Wearhouse Inc. (The)	150,846	5,771,368
Movado Group Inc.	79,836	2,315,244
O’Charley’s Inc.(a)	156,146	3,322,787
Pep Boys-Manny, Moe & Jack Inc.	361,136	5,366,481
Rare Hospitality International Inc.(a)	71,125	2,342,146
Red Robin Gourmet Burgers Inc.(a)	58,355	2,092,027
School Specialty Inc.(a)	71,000	2,661,790
Select Comfort Corp.(a)	123,279	2,143,822
Sonic Automotive Inc.	199,371	5,789,734
Steak n Shake Co. (The)(a)	84,865	1,493,624
Stein Mart Inc.	165,008	2,188,006
Triarc Companies Inc. Class B	261,633	5,232,660
Tuesday Morning Corp.(b)	80,150	1,246,333
World Fuel Services Corp.	63,901	2,841,038
Zale Corp.(a)	148,691	4,194,573

		123,588,500
SAVINGS & LOANS—2.21%
Anchor BanCorp Wisconsin Inc.	57,833	1,666,747
BankAtlantic Bancorp Inc. Class A	290,916	4,017,550
BankUnited Financial Corp. Class A	121,548	3,398,482
Brookline Bancorp Inc.	408,746	5,383,185
Dime Community Bancshares Inc.	167,363	2,344,756
Downey Financial Corp.	126,118	9,153,644
Fidelity Bankshares Inc.	56,165	2,228,066
FirstFed Financial Corp.(a)(b)	52,178	3,494,361
Flagstar Bancorp Inc.	245,488	3,643,042
MAF Bancorp Inc.	180,457	8,064,623

		43,394,456
SEMICONDUCTORS—3.84%
Actel Corp.(a)	124,679	2,264,171
ATMI Inc.(a)	153,228	4,678,051
Axcelis Technologies Inc.(a)	675,408	3,937,629
Brooks Automation Inc.(a)	498,854	7,183,498
Cohu Inc.	139,262	2,807,522
DSP Group Inc.(a)	73,291	1,590,415
Exar Corp.(a)	245,687	3,193,931
Kopin Corp.(a)	247,969	885,249
Kulicke & Soffa Industries Inc.(a)	381,910	3,208,044

Microsemi Corp.(a)	265,921	5,225,348
MKS Instruments Inc.(a)	243,450	5,497,101
Pericom Semiconductor Corp.(a)	176,699	2,026,738
Photronics Inc.(a)	277,516	4,534,611
Rudolph Technologies Inc.(a)	108,187	1,722,337
Skyworks Solutions Inc.(a)	1,065,210	7,541,687
Standard Microsystems Corp.(a)	82,131	2,298,025
Supertex Inc.(a)	52,253	2,050,930
Ultratech Inc.(a)	138,323	1,726,271
Varian Semiconductor Equipment Associates Inc.(a)	204,092	9,290,268
Veeco Instruments Inc.(a)	194,524	3,643,435

		75,305,261
SOFTWARE—2.52%
Allscripts Healthcare Solutions Inc.(a)	177,769	4,797,985
Avid Technology Inc.(a)(b)	189,917	7,076,307
Captaris Inc.(a)	133,806	1,039,673
Dendrite International Inc.(a)	100,750	1,079,033
Digi International Inc.(a)	169,013	2,330,689
Epicor Software Corp.(a)	156,326	2,111,964
Hyperion Solutions Corp.(a)	178,254	6,406,449
Inter-Tel Inc.	132,291	2,931,569
JDA Software Group Inc.(a)	119,858	1,650,445
Keane Inc.(a)	297,608	3,544,511
MapInfo Corp.(a)	94,158	1,228,762
Open Solutions Inc.(a)	96,848	3,645,359
Phoenix Technologies Ltd.(a)	118,470	533,115
Progress Software Corp.(a)	112,804	3,150,616
SPSS Inc.(a)	88,683	2,666,698
THQ Inc.(a)(b)	162,218	5,275,329

		49,468,504
TELECOMMUNICATIONS—2.37%
Adaptec Inc.(a)	784,403	3,655,318
Aeroflex Inc.(a)	222,354	2,605,989
Anixter International Inc.(a)	222,747	12,095,162
Applied Signal Technology Inc.	82,405	1,158,614
Black Box Corp.	110,632	4,645,438
C-COR Inc.(a)	246,046	2,740,952
Commonwealth Telephone Enterprises Inc.	135,245	5,661,356
CT Communications Inc.	98,879	2,266,307
Ditech Networks Inc.(a)	168,830	1,168,304
Harmonic Inc.(a)	365,862	2,659,817
Network Equipment Technologies Inc.(a)	135,595	789,163
Novatel Wireless Inc.(a)	134,261	1,298,304
Symmetricom Inc.(a)(b)	309,876	2,764,094
Tollgrade Communications Inc.(a)	96,357	1,018,493
Viasat Inc.(a)	67,246	2,004,603

		46,531,914
TEXTILES—0.36%
Angelica Corp.	64,701	1,669,286
G&K Services Inc. Class A	136,320	5,301,485

		6,970,771
TOYS, GAMES & HOBBIES—0.33%
JAKKS Pacific Inc.(a)	184,982	4,040,007
Lenox Group Inc.(a)	100,606	643,878
RC2 Corp.(a)	42,182	1,856,008

		6,539,893

TRANSPORTATION—1.85%
Arkansas Best Corp.	165,401	5,954,436
Bristow Group Inc.(a)	75,690	2,731,652
EGL Inc.(a)	210,301	6,262,764
Hub Group Inc. Class A(a)	171,836	4,734,082
Kansas City Southern Industries Inc.(a)	499,581	14,477,857
Old Dominion Freight Line Inc.(a)	83,142	2,001,228

		36,162,019
WATER—0.22%
American States Water Co.	113,425	4,380,474

		4,380,474

TOTAL COMMON STOCKS
(Cost: $1,822,869,218)		1,964,438,588

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—2.62%

CERTIFICATES OF DEPOSIT(c)—0.06%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$261,250	261,250
Washington Mutual Bank
5.33%, 03/19/07	933,035	933,035

		1,194,285
COMMERCIAL PAPER(c)—0.52%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(d)	392,289	386,675
Aspen Funding Corp.
5.26%, 02/21/07(d)	242,589	240,817
Beta Finance Inc.
5.27%, 01/25/07(d)	74,643	74,392
BNP Paribas Finance Inc.
5.12%, 06/06/07	130,625	127,748
CAFCO LLC
5.26%, 01/30/07(d)	186,607	185,843
Cantabric Finance LLC
5.25%-5.26%, 01/25/07-03/06/07(d)	447,857	444,612
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	440,392	434,987
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(d)	37,321	37,272
Curzon Funding LLC
5.24%, 02/27/07(d)	204,708	203,039
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	154,671	152,455
Eureka Securitization
5.26%, 02/09/07(d)	466,517	463,927
Five Finance Inc.
5.22%, 04/20/07(d)	171,678	168,990
General Electric Capital Corp.
5.12%, 06/04/07(d)	279,910	273,825
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(d)	612,071	606,155
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(d)	727,767	712,682
KKR Atlantic Funding Trust
5.32%, 01/03/07(d)	279,910	279,869

Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(d)	1,228,232	1,220,865
Lockhart Funding LLC
5.28%, 02/09/07(d)	373,214	371,134
Nationwide Building Society
5.21%, 04/13/07(d)	354,553	349,371
Nestle Capital Corp.
5.19%, 08/09/07(d)	223,928	216,858
Norddeutsche Landesbank
5.27%, 02/15/07	354,553	352,272
Polonius Inc.
5.26%, 02/20/07(d)	105,545	104,789
Regency Markets No. 1 LLC
5.32%, 01/22/07(d)	124,030	123,664
Sedna Finance Inc.
5.22%, 04/17/07(d)	212,732	209,493
Societe Generale
5.18%, 05/16/07	933,035	915,045
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(d)	947,023	937,902
Thornburg Mortgage Capital Resources
5.28%, 01/17/07-03/12/07(d)	459,799	456,624
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	218,102	216,732

		10,268,037
MEDIUM-TERM NOTES(c)—0.06%
Bank of America N.A.
5.28%, 04/20/07	93,303	93,303
Cullinan Finance Corp.
5.71%, 06/28/07(d)	279,910	279,910
K2 USA LLC
5.39%, 06/04/07(d)	279,910	279,910
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	436,660	436,660

		1,089,783
MONEY MARKET FUNDS—0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	1,122,352	1,122,352

		1,122,352
REPURCHASE AGREEMENTS(c)—0.52%
Banc of America Securities LLC, 5.36%, due 1/2/07, maturity value $746,873 (collateralized by non-U.S. Government debt securities, value $769,699, 4.25% to 8.00%, 3/1/08 to 7/15/17).	$746,428	746,428
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $1,307,027 (collateralized by non-U.S. Government debt securities, value $1,437,731, 1.00% to 8.84%, 8/3/14 to 12/25/46).	1,306,248	1,306,248
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $560,155 (collateralized by U.S. Government obligations, value $571,360, 0.00% to 11.00%, 1/1/08 to 1/1/37).	559,821	559,821

BNP Securities Corp., 5.36%, due 1/2/07, maturity value $37,343 (collateralized by non-U.S. Government debt securities, value $39,232, 5.46%, 3/15/08).	37,321	37,321
Citigroup Global Markets Holdings Inc., 5.36%, due 1/2/07, maturity value $1,307,027 (collateralized by non-U.S. Government debt securities, value $1,373,128, 3.78% to 7.41%, 11/25/19 to 10/25/45).	1,306,249	1,306,249
Citigroup Global Markets Holdings Inc., 5.42%, due 1/2/07, maturity value $410,782 (collateralized by non-U.S. Government debt securities, value $457,926, 0.00% to 10.00%, 6/1/28 to 11/16/36).	410,535	410,535
Citigroup Global Markets Holdings Inc., 5.46%, due 1/2/07, maturity value $224,064 (collateralized by non-U.S. Government debt securities, value $249,779, 0.00% to 10.00%, 6/1/28 to 11/16/36).	223,928	223,928
Goldman Sachs & Co. Inc., 5.35%, due 1/2/07, maturity value $746,872 (collateralized by non-U.S. Government debt securities, value $776,674, 0.00% to 10.00%, 1/23/07 to 5/15/44).	746,428	746,428
Goldman Sachs Group Inc., 5.36%, due 1/2/07, maturity value $138,570 (collateralized by non-U.S. Government debt securities, value $144,056, 0.00% to 10.00%, 1/23/07 to 5/15/44).	138,488	138,488
Goldman Sachs Group Inc., 5.46%, due 1/2/07, maturity value $224,064 (collateralized by non-U.S. Government debt securities, value $233,005, 0.00% to 10.00%, 1/23/07 to 5/15/44).	223,928	223,928
Greenwich Capital Markets Inc., 5.46%, due 1/2/07, maturity value $186,720 (collateralized by non-U.S. Government debt securities, value $206,498, 5.58%, 1/8/36).	186,607	186,607
HSBC Securities Inc., 5.36%, due 1/2/07, maturity value $186,718 (collateralized by non-U.S. Government debt securities, value $196,180, 3.16% to 5.32%, 5/15/34 to 6/1/46).	186,607	186,607
JP Morgan Securities Inc., 5.41%, due 1/2/07, maturity value $93,359 (collateralized by non-U.S. Government debt securities, value $98,090, 5.75% to 8.75%, 10/1/08 to 9/15/25).	93,303	93,303
Lehman Brothers Holdings Inc., 5.36%, due 1/2/07, maturity value $746,873 (collateralized by non-U.S. Government debt securities, value $769,708, 3.34% to 8.75%, 6/15/07 to 12/1/66).	746,428	746,428
Lehman Brothers Holdings Inc., 5.44%, due 1/2/07, maturity value $280,079 (collateralized by non-U.S. Government debt securities, value $288,483, 5.50% to 8.88%, 4/15/11 to 12/1/66).	279,910	279,910
Merrill Lynch & Co. Inc., 5.36%, due 1/2/07, maturity value $746,873 (collateralized by non-U.S. Government debt securities, value $771,203, 0.00% to 10.13%, 6/15/07 to 9/1/26).	746,428	746,428
Merrill Lynch & Co. Inc., 5.44%, due 1/2/07, maturity value $373,440 (collateralized by non-U.S. Government debt securities, value $384,644, 4.37% to 7.75%, 3/3/08 to 12/1/25).	373,214	373,214

Morgan Stanley, 5.36%, due 1/2/07, maturity value $373,436 (collateralized by non-U.S. Government debt securities, value $388,784, 0.00% to 10.00%, 1/1/07 to 12/31/37).	373,214	373,214
Morgan Stanley, 5.51%, due 6/4/07, maturity value $267,448 (collateralized by non-U.S. Government debt securities, value $274,421, 0.00% to 10.00%, 1/1/07 to 12/31/37).(g)	261,250	261,250
Wachovia Capital, 5.38%, due 1/2/07, maturity value $1,194,998 (collateralized by non-U.S. Government debt securities, value $1,255,431, 3.86% to 8.17%, 8/15/13 to 10/17/44).	1,194,284	1,194,284

		10,140,619
TIME DEPOSITS(c)—0.00%
Bank of America N.A.
5.13%, 01/02/07	17,862	17,862

		17,862
VARIABLE & FLOATING RATE NOTES(c)—1.40%
Allstate Life Global Funding II
5.33%-5.43%, 11/02/07-01/25/08(d)	955,427	955,528
American Express Bank
5.32%, 02/28/07	373,214	373,213
American Express Centurion Bank
5.44%, 07/19/07	410,535	410,795
American Express Credit Corp.
5.45%, 07/05/07	111,964	112,002
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	46,696	46,696
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(d)	279,910	279,910
ASIF Global Financing
5.41%, 05/03/07(d)	37,321	37,328
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(d)	242,589	242,589
Bank of Ireland
5.33%-5.35%, 08/14/07-12/20/07(d)	541,160	541,175
Beta Finance Inc.
5.32%-5.41%, 04/25/07-07/25/07(d)	951,695	951,723
BMW US Capital LLC
5.35%, 01/15/08(d)	373,214	373,214
BNP Paribas
5.35%, 11/19/07(d)	690,446	690,446
Carlyle Loan Investment Ltd.
5.40%, 04/13/07-07/15/07(d)	272,446	272,446
CC USA Inc.
5.37%, 07/30/07(d)	186,607	186,622
Commodore CDO Ltd.
5.44%, 12/12/07(d)	93,303	93,303
Credit Agricole SA
5.34%, 11/23/07	373,214	373,214
Credit Suisse First Boston NY
5.38%, 04/24/07	186,607	186,610
Cullinan Finance Corp.
5.36%, 04/25/07(d)	93,303	93,303
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	53,915	53,915
DEPFA Bank PLC
5.40%, 09/14/07	373,214	373,214

Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(d)	429,196	429,210
Eli Lilly Services Inc.
5.34%, 12/31/07(d)	249,120	249,120
Fifth Third Bancorp
5.33%, 12/21/07(d)	746,428	746,428
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(d)	242,589	242,571
General Electric Capital Corp.
5.31%-5.48%, 07/09/07-01/24/08(d)	391,875	391,930
Granite Master Issuer PLC
5.32%, 08/20/07(d)	1,306,248	1,306,248
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(d)	858,392	850,178
Hartford Life Global Funding Trust
5.37%-5.41%, 07/13/07-01/15/08	559,821	559,874
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	373,214	373,214
Holmes Financing PLC
5.32%, 07/16/07(d)	653,124	653,124
JPMorgan Chase & Co.
5.32%-5.45%, 07/27/07-08/02/07(g)	1,026,338	1,026,338
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	279,910	279,903
Kestrel Funding LLC
5.33%, 07/11/07(d)	149,286	149,277
Kommunalkredit Austria AG
5.35%, 01/09/08(d)	223,928	223,928
Leafs LLC
5.35%, 01/22/07-02/20/07(d)	388,750	388,750
Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(d)	410,535	410,520
Lothian Mortgages Master Issuer PLC
5.32%, 04/24/07(d)	147,794	147,794
Marshall & Ilsley Bank
5.35%, 01/15/08	205,268	205,268
Master Funding LLC
5.38%, 04/25/07-05/25/07(d)	675,416	675,416
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	410,535	410,535
Metropolitan Life Global Funding I
5.36%, 02/08/07(d)	559,821	559,821
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(d)(g)	37,321	37,321
Mound Financing PLC
5.32%, 05/08/07(d)	350,821	350,821
Natexis Banques Populaires
5.35%-5.37%, 02/05/07-01/15/08(d)	1,343,570	1,343,559
National City Bank of Indiana
5.35%, 05/21/07	186,607	186,613
Nationwide Building Society
5.38%-5.49%, 02/08/07-10/26/07(d)	1,231,606	1,231,791
Newcastle Ltd.
5.37%, 04/24/07(d)	131,558	131,546
Northern Rock PLC
5.39%, 08/03/07(d)	447,857	447,863
Northlake CDO I
5.42%, 09/06/07(d)	111,964	111,964
Pricoa Global Funding I
5.34%, 11/27/07	503,839	503,839
Principal Life Global Funding I
5.80%, 02/08/07	167,946	168,026

Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	541,160	541,154
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(d)	373,214	373,214
Strips III LLC
5.40%, 07/24/07(d)	80,787	80,787
SunTrust Bank
5.32%, 05/01/07	373,214	373,221
Tango Finance Corp.
5.30%-5.35%, 04/25/07-07/16/07(d)	910,642	910,596
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(d)	615,803	615,803
Wachovia Asset Securitization Inc.
5.34%, 01/25/07(d)	456,014	456,014
Wachovia Bank N.A.
5.36%, 05/22/07	746,428	746,428
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	279,910	280,011
Wells Fargo & Co.
5.36%, 11/15/07(d)	186,607	186,616
WhistleJacket Capital Ltd.
5.31%-5.35%, 04/18/07-06/13/07(d)	279,910	279,911
White Pine Finance LLC
5.31%-5.32%, 05/22/07-08/20/07(d)	1,119,641	1,119,500
Wind Master Trust
5.34%, 07/25/07(d)	149,286	149,286

		27,552,577

TOTAL SHORT-TERM INVESTMENTS
(Cost: $51,385,515)		51,385,515

TOTAL INVESTMENTS IN SECURITIES—102.81%
(Cost: $1,874,254,733)		2,015,824,103
Other Assets, Less Liabilities—(2.81)%		(55,018,688)

NET ASSETS—100.00%		$1,960,805,415

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P/TOPIX 150 INDEX FUND

December 31, 2006

Security	Shares	Value

COMMON STOCKS—99.89%

ADVERTISING—0.24%
Dentsu Inc.	285	$834,753

		834,753
AGRICULTURE—1.01%
Japan Tobacco Inc.	741	3,575,805

		3,575,805
AIRLINES—0.40%
All Nippon Airways Co. Ltd.	247,000	872,704
Japan Airlines Corp.(a)(b)	304,000	540,875

		1,413,579
AUTO MANUFACTURERS—11.91%
Honda Motor Co. Ltd.	233,700	9,218,161
Nissan Motor Co. Ltd.	317,300	3,815,962
Suzuki Motor Corp.	55,100	1,553,741
Toyota Motor Corp.	414,200	27,670,110

		42,257,974
AUTO PARTS & EQUIPMENT—1.47%
Bridgestone Corp.	93,100	2,074,445
Denso Corp.	71,700	2,840,200
NOK Corp.	15,200	298,502

		5,213,147
BANKS—13.32%
Mitsubishi UFJ Financial Group Inc.	1,501	18,517,645
Mizuho Financial Group Inc.	1,691	12,062,859
Nipponkoa Insurance Co. Ltd.	114,000	923,251
Shinsei Bank Ltd.	190,000	1,116,193
Sumitomo Mitsui Financial Group Inc.	1,172	11,999,832
Sumitomo Trust & Banking Co. Ltd. (The)	252,000	2,639,386

		47,259,166
BEVERAGES—0.87%
Asahi Breweries Ltd.	66,500	1,063,174
Kirin Brewery Co. Ltd.	130,000	2,041,291

		3,104,465
BUILDING MATERIALS—1.28%
Asahi Glass Co. Ltd.	152,000	1,824,179
Daikin Industries Ltd.	38,000	1,320,297
JS Group Corp.	38,000	798,875
Matsushita Electric Works Ltd.	53,000	613,378

		4,556,729
CHEMICALS—2.93%
Asahi Kasei Corp.	171,000	1,117,947
JSR Corp.	32,300	834,912

Mitsubishi Chemical Holdings Corp.	161,500	1,016,533
Mitsui Chemicals Inc.	108,000	830,246
Nitto Denko Corp.	24,700	1,235,466
Shin-Etsu Chemical Co. Ltd.	56,200	3,759,087
Sumitomo Chemical Co. Ltd.	209,000	1,618,958

		10,413,149
COMMERCIAL SERVICES—0.69%
Dai Nippon Printing Co. Ltd.	95,000	1,465,402
Toppan Printing Co. Ltd.	90,000	992,489

		2,457,891
COMPUTERS—1.08%
Fujitsu Ltd.	295,000	2,312,366
TDK Corp.	19,000	1,508,455

		3,820,821
COSMETICS & PERSONAL CARE—1.02%
Kao Corp.	76,000	2,047,417
Shiseido Co. Ltd.	52,000	1,125,928
Uni-Charm Corp.	7,600	450,942

		3,624,287
DISTRIBUTION & WHOLESALE—3.59%
ITOCHU Corp.	209,000	1,713,676
Marubeni Corp.	218,000	1,105,048
Mitsubishi Corp.	210,900	3,964,718
Mitsui & Co. Ltd.	228,000	3,405,984
Sumitomo Corp.	171,000	2,555,923

		12,745,349
DIVERSIFIED FINANCIAL SERVICES—4.39%
Acom Co. Ltd.	12,730	427,343
Credit Saison Co. Ltd.	26,600	915,278
Daiwa Securities Group Inc.	195,000	2,184,759
Nikko Cordial Corp.	127,500	1,460,598
Nomura Holdings Inc.	300,200	5,656,070
ORIX Corp.	13,680	3,955,151
Promise Co. Ltd.	10,450	324,493
Takefuji Corp.	16,910	668,424

		15,592,116
ELECTRIC—3.69%
Chubu Electric Power Co. Inc.	93,100	2,781,553
Kansai Electric Power Co. Inc. (The)	115,900	3,122,311
Kyushu Electric Power Co. Inc.	60,800	1,602,216
Tokyo Electric Power Co. Inc. (The)	172,900	5,586,547

		13,092,627
ELECTRICAL COMPONENTS & EQUIPMENT—3.84%
Fujikura Ltd.	51,000	448,131
Furukawa Electric Co. Ltd. (The)	95,000	596,366
Hitachi Ltd.	475,000	2,957,912
Mitsubishi Electric Corp.	285,000	2,597,541
SANYO Electric Co. Ltd.(a)(b)	228,000	288,935
Sharp Corp.	129,000	2,219,378
Sumitomo Electric Industries Ltd.	108,300	1,690,554
Toshiba Corp.	437,000	2,842,306

		13,641,123
ELECTRONICS—4.72%
Advantest Corp.	26,600	1,522,487
Fanuc Ltd.	28,000	2,754,060

Hirose Electric Co. Ltd.	5,700	646,276
Hoya Corp.	63,200	2,461,063
Keyence Corp.	5,310	1,314,187
Kyocera Corp.	24,000	2,259,914
Murata Manufacturing Co. Ltd.	30,400	2,053,796
NEC Corp.	304,000	1,451,689
NGK Insulators Ltd.	38,000	586,161
Secom Co. Ltd.	33,200	1,719,139

		16,768,772
ENGINEERING & CONSTRUCTION—0.65%
Kajima Corp.	152,000	665,889
Obayashi Corp.	104,000	673,811
Shimizu Corp.	104,000	519,324
Taisei Corp.	152,000	463,061

		2,322,085
ENTERTAINMENT—0.14%
Oriental Land Co. Ltd.	9,500	496,706

		496,706
FOOD—0.64%
Ajinomoto Co. Inc.	76,000	1,003,298
Nippon Meat Packers Inc.	19,000	207,293
Nissin Food Products Co. Ltd.	17,100	632,881
Yakult Honsha Co. Ltd.	15,200	436,272

		2,279,744
FOREST PRODUCTS & PAPER—0.32%
Nippon Paper Group Inc.	114	429,575
Oji Paper Co. Ltd.	133,000	705,434

		1,135,009
GAS—0.84%
Osaka Gas Co. Ltd.	285,000	1,059,586
Tokyo Gas Co. Ltd.	361,000	1,917,779

		2,977,365
HAND & MACHINE TOOLS—0.38%
SMC Corp.	9,500	1,345,810

		1,345,810
HEALTH CARE-PRODUCTS—0.27%
Terumo Corp.	24,700	970,131

		970,131
HOME BUILDERS—0.72%
Daiwa House Industry Co. Ltd.	76,000	1,320,297
Sekisui House Ltd.	86,000	1,250,791

		2,571,088
HOME FURNISHINGS—3.61%
Matsushita Electric Industrial Co. Ltd.	302,000	6,019,470
Pioneer Corp.	20,900	286,607
Sony Corp.	152,000	6,505,812

		12,811,889
HOUSEWARES—0.11%
TOTO Ltd.	38,000	380,144

		380,144
INSURANCE—2.91%
Millea Holdings Inc.	120,900	4,261,508

Mitsui Sumitomo Insurance Co. Ltd.	205,000	2,240,024
Sompo Japan Insurance Inc.	133,000	1,624,061
T&D Holdings Inc.	33,250	2,196,110

		10,321,703
INTERNET—0.86%
SoftBank Corp.(b)	110,200	2,141,018
Yahoo! Japan Corp.	2,280	906,987

		3,048,005
IRON & STEEL—3.72%
JFE Holdings Inc.	80,425	4,137,512
Kobe Steel Ltd.	399,000	1,366,220
Nippon Steel Corp.	893,000	5,126,197
Sumitomo Metal Industries Ltd.	589,000	2,555,604

		13,185,533
MACHINERY—1.52%
Komatsu Ltd.	133,000	2,695,607
Kubota Corp.	152,000	1,405,766
Toyota Industries Corp.	28,500	1,308,338

		5,409,711
MANUFACTURING—1.99%
FUJIFILM Holdings Corp.	72,200	2,963,015
Kawasaki Heavy Industries Ltd.	209,000	784,046
Konica Minolta Holdings Inc.(a)	70,000	986,950
Mitsubishi Heavy Industries Ltd.	513,000	2,329,176

		7,063,187
MEDIA—0.12%
Nippon Television Network Corp.	2,850	422,399

		422,399
METAL FABRICATE & HARDWARE—0.19%
NSK Ltd.	69,000	679,258

		679,258
MINING—0.63%
Mitsubishi Materials Corp.	171,000	641,492
Mitsui Mining & Smelting Co. Ltd.	95,000	475,179
Sumitomo Metal Mining Co. Ltd.	86,000	1,102,111

		2,218,782
OFFICE & BUSINESS EQUIPMENT—3.43%
Canon Inc.	182,050	10,236,541
Ricoh Co. Ltd.	95,000	1,937,392

		12,173,933
OIL & GAS—0.46%
Nippon Oil Corp.	190,000	1,269,271
TonenGeneral Sekiyu K.K.	38,000	375,998

		1,645,269
PACKAGING & CONTAINERS—0.09%
Toyo Seikan Kaisha Ltd.	19,000	314,288

		314,288
PHARMACEUTICALS—4.91%
Astellas Pharma Inc.	76,728	3,483,685
Daiichi Sankyo Co. Ltd.	98,803	3,084,614
Eisai Co. Ltd.	39,000	2,140,573
Taisho Pharmaceutical Co. Ltd.	19,000	345,223

Takeda Pharmaceutical Co. Ltd.	122,000	8,365,071

		17,419,166
REAL ESTATE—2.68%
Mitsubishi Estate Co. Ltd.	175,000	4,523,520
Mitsui Fudosan Co. Ltd.	118,000	2,876,841
Sumitomo Realty & Development Co. Ltd.	66,000	2,115,899

		9,516,260
RETAIL—1.87%
AEON Co. Ltd.	102,600	2,217,238
Marui Co. Ltd.	49,400	575,445
Seven & I Holdings Co. Ltd.	123,500	3,834,921

		6,627,604
SEMICONDUCTORS—0.97%
Rohm Co. Ltd.	15,200	1,511,645
Tokyo Electron Ltd.	24,700	1,944,409

		3,456,054
TELECOMMUNICATIONS—3.59%
Nippon Telegraph & Telephone Corp.	1,577	7,755,629
NTT Data Corp.	190	950,359
NTT DoCoMo Inc.	2,565	4,046,998

		12,752,986
TEXTILES—0.81%
Kuraray Co. Ltd.	57,000	671,629
Teijin Ltd.	133,000	818,170
Toray Industries Inc.	183,000	1,369,947

		2,859,746
TOYS, GAMES & HOBBIES—1.20%
Nintendo Co. Ltd.	16,400	4,252,948

		4,252,948
TRANSPORTATION—3.81%
Central Japan Railway Co.	247	2,549,704
East Japan Railway Co.	524	3,496,118
Kintetsu Corp.	228,000	663,976
Mitsui O.S.K. Lines Ltd.	163,000	1,605,992
Nippon Express Co. Ltd.	133,000	726,642
Nippon Yusen Kabushiki Kaisha	164,000	1,197,432
Odakyu Electric Railway Co. Ltd.	76,000	485,385
Tokyu Corp.	133,000	850,539
West Japan Railway Co.	247	1,055,122
Yamato Holdings Co. Ltd.	57,000	875,414

		13,506,324

TOTAL COMMON STOCKS
(Cost: $306,102,153)		354,534,880

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.73%

CERTIFICATES OF DEPOSIT(c)—0.02%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$12,581	12,581
Washington Mutual Bank
5.33%, 03/19/07	44,934	44,934

		57,515

COMMERCIAL PAPER(c)—0.14%
Amstel Funding Corp.
5.22%-5.25%, 02/13/07-04/17/07(d)	18,892	18,620
Aspen Funding Corp.
5.26%, 02/21/07(d)	11,683	11,598
Beta Finance Inc.
5.27%, 01/25/07(d)	3,595	3,583
BNP Paribas Finance Inc.
5.12%, 06/06/07	6,291	6,152
CAFCO LLC
5.26%, 01/30/07(d)	8,987	8,950
Cantabric Finance LLC
5.25%-5.26%, 01/25/07-03/06/07(d)	21,569	21,412
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(d)	21,209	20,949
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(d)	1,797	1,795
Curzon Funding LLC
5.24%, 02/27/07(d)	9,859	9,778
Edison Asset Securitization LLC
5.21%, 04/11/07(d)	7,449	7,342
Eureka Securitization
5.26%, 02/09/07(d)	22,467	22,342
Five Finance Inc.
5.22%, 04/20/07(d)	8,268	8,138
General Electric Capital Corp.
5.12%, 06/04/07(d)	13,480	13,187
Giro Funding Corp.
5.25%, 03/05/07-03/12/07(d)	29,477	29,192
Grampian Funding LLC
5.14%-5.23%, 04/23/07-06/06/07(d)	35,049	34,323
KKR Atlantic Funding Trust
5.32%, 01/03/07(d)	13,480	13,478
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(d)	59,151	58,797
Lockhart Funding LLC
5.28%, 02/09/07(d)	17,974	17,874
Nationwide Building Society
5.21%, 04/13/07(d)	17,075	16,825
Nestle Capital Corp.
5.19%, 08/09/07(d)	10,784	10,444
Norddeutsche Landesbank
5.27%, 02/15/07	17,075	16,965
Polonius Inc.
5.26%, 02/20/07(d)	5,083	5,047
Regency Markets No. 1 LLC
5.32%, 01/22/07(d)	5,973	5,956
Sedna Finance Inc.
5.22%, 04/17/07(d)	10,245	10,089
Societe Generale
5.18%, 05/16/07	44,934	44,068
Thames Asset Global Securitization No. 1 Inc.
5.25%, 03/07/07-03/12/07(d)	45,608	45,168
Thornburg Mortgage Capital Resources
5.28%, 01/17/07-03/12/07(d)	22,144	21,991
Three Pillars Funding Corp.
5.26%, 02/14/07(d)	10,504	10,438

		494,501

MEDIUM-TERM NOTES(c)—0.01%
Bank of America N.A.
5.28%, 04/20/07	4,493	4,493
Cullinan Finance Corp.
5.71%, 06/28/07(d)	13,480	13,480
K2 USA LLC
5.39%, 06/04/07(d)	13,480	13,480
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(d)	21,029	21,029

		52,482
MONEY MARKET FUNDS—0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	180,010	180,010

		180,010
REPURCHASE AGREEMENTS(c)—0.14%
Banc of America Securities LLC, 5.36%, due 1/2/07, maturity value $35,969 (collateralized by non-U.S. Government debt securities, value $37,068, 4.25% to 8.00%, 3/1/08 to 7/15/17).	$35,948	35,948
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $26,977 (collateralized by U.S. Government obligations, value $27,516, 0.00% to 11.00%, 1/1/08 to 1/1/37).	26,961	26,961
Bear Stearns Companies Inc. (The), 5.37%, due 1/2/07, maturity value $62,946 (collateralized by non-U.S. Government debt securities, value $69,240, 1.00% to 8.84%, 8/3/14 to 12/25/46).	62,908	62,908
BNP Securities Corp., 5.36%, due 1/2/07, maturity value $1,798 (collateralized by non-U.S. Government debt securities, value $1,889, 5.46%, 3/15/08).	1,797	1,797
Citigroup Global Markets Holdings Inc., 5.36%, due 1/2/07, maturity value $62,946 (collateralized by non-U.S. Government debt securities, value $66,129, 3.78% to 7.41%, 11/25/19 to 10/25/45).	62,908	62,908
Citigroup Global Markets Holdings Inc., 5.42%, due 1/2/07, maturity value $19,783 (collateralized by non-U.S. Government debt securities, value $22,053, 0.00% to 10.00%, 6/1/28 to 11/16/36).	19,771	19,771
Citigroup Global Markets Holdings Inc., 5.46%, due 1/2/07, maturity value $10,791 (collateralized by non-U.S. Government debt securities, value $12,029, 0.00% to 10.00%, 6/1/28 to 11/16/36).	10,784	10,784
Goldman Sachs & Co. Inc., 5.35%, due 1/2/07, maturity value $35,969 (collateralized by non-U.S. Government debt securities, value $37,404, 0.00% to 10.00%, 1/23/07 to 5/15/44).	35,948	35,948
Goldman Sachs Group Inc., 5.36%, due 1/2/07, maturity value $6,674 (collateralized by non-U.S. Government debt securities, value $6,938, 0.00% to 10.00%, 1/23/07 to 5/15/44).	6,670	6,670

Goldman Sachs Group Inc., 5.46%, due 1/2/07, maturity value $10,791 (collateralized by non-U.S. Government debt securities, value $11,221, 0.00% to 10.00%, 1/23/07 to 5/15/44).	10,784	10,784
Greenwich Capital Markets Inc., 5.46%, due 1/2/07, maturity value $8,992 (collateralized by non-U.S. Government debt securities, value $9,945, 5.58%, 1/8/36).	8,987	8,987
HSBC Securities Inc., 5.36%, due 1/2/07, maturity value $8,992 (collateralized by non-U.S. Government debt securities, value $9,448, 3.16% to 5.32%, 5/15/34 to 6/1/46).	8,987	8,987
JP Morgan Securities Inc., 5.41%, due 1/2/07, maturity value $4,496 (collateralized by non-U.S. Government debt securities, value $4,724, 5.75% to 8.75%, 10/1/08 to 9/15/25).	4,493	4,493
Lehman Brothers Holdings Inc., 5.36%, due 1/2/07, maturity value $35,969 (collateralized by non-U.S. Government debt securities, value $37,069, 3.34% to 8.75%, 6/15/07 to 12/1/66).	35,948	35,948
Lehman Brothers Holdings Inc., 5.44%, due 1/2/07, maturity value $13,488 (collateralized by non-U.S. Government debt securities, value $13,893, 5.50% to 8.88%, 4/15/11 to 12/1/66).	13,480	13,480
Merrill Lynch & Co. Inc., 5.36%, due 1/2/07, maturity value $35,969 (collateralized by non-U.S. Government debt securities, value $37,141, 0.00% to 10.13%, 6/15/07 to 9/1/26).	35,948	35,948
Merrill Lynch & Co. Inc., 5.44%, due 1/2/07, maturity value $17,985 (collateralized by non-U.S. Government debt securities, value $18,524, 4.37% to 7.75%, 3/3/08 to 12/1/25).	17,974	17,974
Morgan Stanley, 5.36%, due 1/2/07, maturity value $17,985 (collateralized by non-U.S. Government debt securities, value $18,724, 0.00% to 10.00%, 1/1/07 to 12/31/37).	17,974	17,974
Morgan Stanley, 5.51%, due 6/4/07, maturity value $12,880 (collateralized by non-U.S. Government debt securities, value $13,216, 0.00% to 10.00%, 1/1/07 to 12/31/37).(g)	12,582	12,582
Wachovia Capital, 5.38%, due 1/2/07, maturity value $57,550 (collateralized by non-U.S. Government debt securities, value $60,461, 3.86% to 8.17%, 8/15/13 to 10/17/44).	57,516	57,516

		488,368
TIME DEPOSITS(c)—0.00%
Bank of America N.A.
5.13%, 01/02/07	860	860

		860
VARIABLE & FLOATING RATE NOTES(c)—0.37%
Allstate Life Global Funding II
5.33%-5.43%, 11/02/07-01/25/08(d)	46,013	46,017
American Express Bank
5.32%, 02/28/07	17,974	17,974
American Express Centurion Bank
5.44%, 07/19/07	19,771	19,784
American Express Credit Corp.
5.45%, 07/05/07	5,392	5,394
AmeriCredit Automobile Receivables Trust
5.35%, 02/06/07	2,249	2,249

Arkle Master Issuer PLC Series 2006-1A Class 1A
5.33%, 11/19/07(d)	13,480	13,480
ASIF Global Financing
5.41%, 05/03/07(d)	1,797	1,798
Australia & New Zealand Banking Group Ltd.
5.35%, 01/23/08(d)	11,683	11,683
Bank of Ireland
5.33%-5.35%, 08/14/07-12/20/07(d)	26,062	26,063
Beta Finance Inc.
5.32%-5.41%, 04/25/07-07/25/07(d)	45,833	45,834
BMW US Capital LLC
5.35%, 01/15/08(d)	17,974	17,974
BNP Paribas
5.35%, 11/19/07(d)	33,251	33,251
Carlyle Loan Investment Ltd.
5.40%, 04/13/07-07/15/07(d)	13,121	13,121
CC USA Inc.
5.37%, 07/30/07(d)	8,987	8,988
Commodore CDO Ltd.
5.44%, 12/12/07(d)	4,493	4,493
Credit Agricole SA
5.34%, 11/23/07	17,974	17,974
Credit Suisse First Boston NY
5.38%, 04/24/07	8,987	8,987
Cullinan Finance Corp.
5.36%, 04/25/07(d)	4,493	4,493
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	2,597	2,597
DEPFA Bank PLC
5.40%, 09/14/07	17,974	17,974
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(d)	20,670	20,670
Eli Lilly Services Inc.
5.34%, 12/31/07(d)	11,997	11,997
Fifth Third Bancorp
5.33%, 12/21/07(d)	35,948	35,948
Five Finance Inc.
5.31%-5.37%, 06/29/07-07/13/07(d)	11,683	11,682
General Electric Capital Corp.
5.31%-5.48%, 07/09/07-01/24/08(d)	18,872	18,875
Granite Master Issuer PLC
5.32%, 08/20/07(d)	62,908	62,908
Harrier Finance Funding LLC
5.12%-5.37%, 06/06/07-08/15/07(d)	41,340	40,945
Hartford Life Global Funding Trust
5.37%-5.41%, 07/13/07-01/15/08	26,961	26,963
HBOS Treasury Services PLC
5.46%, 10/24/07(d)	17,974	17,974
Holmes Financing PLC
5.32%, 07/16/07(d)	31,454	31,454
JPMorgan Chase & Co.
5.32%-5.45%, 07/27/07-08/02/07(g)	49,428	49,428
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(d)	13,480	13,480
Kestrel Funding LLC
5.33%, 07/11/07(d)	7,190	7,189
Kommunalkredit Austria AG
5.35%, 01/09/08(d)	10,784	10,784
Leafs LLC
5.35%, 01/22/07-02/20/07(d)	18,722	18,722

Links Finance LLC
5.31%-5.35%, 05/10/07-05/16/07(d)	19,771	19,771
Lothian Mortgages Master Issuer PLC
5.32%, 04/24/07(d)	7,118	7,118
Marshall & Ilsley Bank
5.35%, 01/15/08	9,886	9,886
Master Funding LLC
5.38%, 04/25/07-05/25/07(d)	32,528	32,527
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	19,771	19,771
Metropolitan Life Global Funding I
5.36%, 02/08/07(d)	26,961	26,961
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(d)(g)	1,797	1,797
Mound Financing PLC
5.32%, 05/08/07(d)	16,895	16,895
Natexis Banques Populaires
5.35%-5.37%, 02/05/07-01/15/08(d)	64,706	64,705
National City Bank of Indiana
5.35%, 05/21/07	8,987	8,987
Nationwide Building Society
5.38%-5.49%, 02/08/07-10/26/07(d)	59,313	59,323
Newcastle Ltd.
5.37%, 04/24/07(d)	6,336	6,335
Northern Rock PLC
5.39%, 08/03/07(d)	21,569	21,569
Northlake CDO I
5.42%, 09/06/07(d)	5,392	5,392
Pricoa Global Funding I
5.34%, 11/27/07	24,265	24,265
Principal Life Global Funding I
5.80%, 02/08/07	8,088	8,092
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(d)	26,062	26,062
Skandinaviska Enskilda Bank NY
5.35%, 01/18/08(d)	17,974	17,974
Strips III LLC
5.40%, 07/24/07(d)	3,891	3,891
SunTrust Bank
5.32%, 05/01/07	17,974	17,974
Tango Finance Corp.
5.30%-5.35%, 04/25/07-07/16/07(d)	43,856	43,853
Union Hamilton Special Funding LLC
5.36%-5.37%, 03/28/07-06/21/07(d)	29,657	29,657
Wachovia Asset Securitization Inc.
5.34%, 01/25/07(d)	21,961	21,962
Wachovia Bank N.A.
5.36%, 05/22/07	35,948	35,948
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	13,480	13,485
Wells Fargo & Co.
5.36%, 11/15/07(d)	8,987	8,987
WhistleJacket Capital Ltd.
5.31%-5.35%, 04/18/07-06/13/07(d)	13,480	13,480
White Pine Finance LLC
5.31%-5.32%, 05/22/07-08/20/07(d)	53,921	53,914
Wind Master Trust
5.34%, 07/25/07(d)	7,190	7,190

		1,326,918

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,600,654)		2,600,654

TOTAL INVESTMENTS IN SECURITIES—100.62%
(Cost: $308,702,807)	357,135,534
Other Assets, Less Liabilities—(0.62)%	(2,195,716)

NET ASSETS—100.00%	$354,939,818

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of December 31, 2006, the Trust offered 93 investment portfolios or funds.

These notes relate only to the schedules of investments for the iShares Nasdaq Biotechnology, iShares Russell 1000, iShares Russell 1000 Growth, iShares Russell 1000 Value, iShares Russell 2000, iShares Russell 2000 Growth, iShares Russell 2000 Value, iShares Russell 3000, iShares Russell 3000 Growth, iShares Russell 3000 Value, iShares Russell MicrocapTM, iShares Russell Midcap, iShares Russell Midcap Growth, iShares Russell Midcap Value, iShares S&P 100, iShares S&P 1500, iShares S&P 500, iShares S&P 500 Growth, iShares S&P 500 Value, iShares S&P Europe 350, iShares S&P Global 100, iShares S&P Global Consumer Discretionary Sector, iShares S&P Global Consumer Staples Sector, iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Industrials Sector, iShares S&P Global Materials Sector, iShares S&P Global Technology Sector, iShares S&P Global Telecommunications Sector, iShares S&P Global Utilities Sector, iShares S&P Latin America 40, iShares S&P MidCap 400, iShares S&P MidCap 400 Growth, iShares S&P MidCap 400 Value, iShares S&P SmallCap 600, iShares S&P SmallCap 600 Growth, iShares S&P SmallCap 600 Value and iShares S&P/TOPIX 150 Index Funds (each, a “Fund,” collectively, the “Funds”).

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of December 31, 2006, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Nasdaq Biotechnology	$2,079,513,404	$25,380,249	$(382,223,285)	$(356,843,036)
Russell 1000	2,952,320,012	208,809,711	(110,184,446)	98,625,265
Russell 1000 Growth	7,188,484,693	729,092,364	(193,097,695)	535,994,669
Russell 1000 Value	7,982,242,276	1,298,403,107	(71,637,567)	1,226,765,540
Russell 2000	14,361,989,479	37,000,532	(1,272,862,076)	(1,235,861,544)
Russell 2000 Growth	3,246,920,286	181,726,236	(227,151,909)	(45,425,673)
Russell 2000 Value	4,283,710,272	376,745,096	(165,978,975)	210,766,121
Russell 3000	2,631,970,059	321,005,518	(124,769,255)	196,236,263
Russell 3000 Growth	276,899,048	27,383,468	(8,924,358)	18,459,110

Russell 3000 Value	593,509,834	89,442,078	(7,437,665)	82,004,413
Russell MicrocapTM	257,053,275	31,625,587	(19,619,019)	12,006,568
Russell Midcap	2,461,070,870	389,890,795	(42,865,927)	347,024,868
Russell Midcap Growth	1,441,493,259	236,700,312	(45,153,904)	191,546,408
Russell Midcap Value	2,774,676,263	346,996,440	(26,301,341)	320,695,099
S&P 100	3,059,945,829	158,796,474	(40,819,428)	117,977,046
S&P 1500	163,304,017	29,037,803	(3,655,303)	25,382,500
S&P 500	16,585,112,744	1,998,235,131	(587,830,940)	1,410,404,191
S&P 500 Growth	4,053,434,059	390,119,981	(84,825,712)	305,294,269
S&P 500 Value	4,008,655,030	575,575,601	(58,075,373)	517,500,228
S&P Europe 350	1,733,295,782	672,398,747	(344,432)	672,054,315
S&P Global 100	506,358,635	105,414,746	(6,290,332)	99,124,414
S&P Global Consumer Discretionary Sector	25,430,365	3,564,838	(155,008)	3,409,830
S&P Global Consumer Staples Sector	25,206,675	1,614,144	(346,603)	1,267,541
S&P Global Energy Sector	598,969,693	97,655,501	(4,479,692)	93,175,809
S&P Global Financials Sector	257,636,060	50,438,301	(102,069)	50,336,232
S&P Global Healthcare Sector	680,196,791	65,492,551	(10,434,466)	55,058,085
S&P Global Industrials Sector	25,189,156	2,842,238	(125,398)	2,716,840
S&P Global Materials Sector	24,342,765	4,083,916	(108,259)	3,975,657
S&P Global Technology Sector	171,781,931	11,844,023	(6,895,629)	4,948,394
S&P Global Telecommunications Sector	163,288,756	24,440,334	(289,927)	24,150,407
S&P Global Utilities Sector	25,311,601	3,615,464	(101,814)	3,513,650
S&P Latin America 40	1,307,460,153	327,573,859	(3,723,306)	323,850,553
S&P MidCap 400	3,855,482,085	569,156,988	(103,637,695)	465,519,293
S&P MidCap 400 Growth	1,733,458,666	134,622,033	(82,343,919)	52,278,114
S&P MidCap 400 Value	2,441,064,564	269,268,492	(71,017,993)	198,250,499
S&P SmallCap 600	5,015,513,226	322,520,174	(397,562,744)	(75,042,570)
S&P SmallCap 600 Growth	1,184,813,252	187,263,776	(38,045,670)	149,218,106
S&P SmallCap 600 Value	1,909,395,364	203,744,757	(97,316,018)	106,428,739
S&P/TOPIX 150	309,724,675	54,707,979	(7,297,120)	47,410,859

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest in the Institutional Shares of certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

The following table provides information about the direct investment by each Fund (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, for the three quarters ended December 31, 2006.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income	Net Realized Gain ( Loss)
Nasdaq Biotechnology
IMMF	415	161,503	161,227	691	$691,305	$32,282	$—
Russell 1000
IMMF	2,819	602,018	602,364	2,473	2,472,586	128,806	—
Russell 1000 Growth
IMMF	4,639	1,216,111	1,215,091	5,659	5,658,612	259,222	—
Russell 1000 Value
IMMF	5,003	1,527,414	1,523,779	8,638	8,638,348	345,700	—
Russell 2000
IMMF	8,771	2,354,482	2,339,522	23,731	23,730,554	489,478	—
Russell 2000 Growth
IMMF	3,186	575,588	574,245	4,529	4,529,341	118,971	—
Russell 2000 Value
IMMF	5,017	995,589	995,510	5,096	5,096,090	209,593	—
Russell 3000
IMMF	2,543	522,043	521,906	2,680	2,679,814	111,074	—
Russell 3000 Growth
IMMF	185	48,378	48,310	253	253,377	10,128	—
Russell 3000 Value
IMMF	376	127,320	126,969	727	727,399	27,351	—
Russell MicrocapTM
IMMF	180	66,292	66,155	317	317,234	13,737	—
Russell Midcap
IMMF	1,803	478,192	477,169	2,826	2,826,149	100,417	—
Russell Midcap Growth
IMMF	1,320	239,152	239,068	1,404	1,403,742	50,015	—
Russell Midcap Value
IMMF	1,700	540,672	538,538	3,834	3,833,582	117,604	—
S&P 100
IMMF	393	458,092	456,215	2,270	2,270,367	94,506	—
S&P 1500
IMMF	157	34,980	34,919	218	217,960	7,078	—
S&P 500
IMMF	16,560	3,596,136	3,599,438	13,258	13,258,448	718,995	—
S&P 500 Growth
IMMF	3,999	708,908	709,037	3,870	3,870,026	144,613	—
S&P 500 Value
IMMF	4,241	781,650	781,451	4,440	4,439,993	159,353	—
S&P Europe 350
Barclays PLC	1,405	398	—	1,803	25,762,641	751,407	—
IMMF	1,025	218,001	215,117	3,909	3,908,835	38,562	—
S&P Global 100
Barclays PLC	369	77	3	443	6,333,399	81,725	(352)
IMMF	501	94,976	95,265	212	211,559	18,618	—
S&P Global Consumer Discretionary Sector
IMMF	—	1,249	1,245	4	4,367	273	—
S&P Global Consumer Staples Sector
IMMF	—	1,660	1,653	7	7,073	316	—
S&P Global Energy Sector
IMMF	605	97,653	98,036	222	222,359	19,169	—

S&P Global Financials Sector
Barclays PLC	153	150	19	284	4,056,635	38,102	52,333
IMMF	124	41,339	41,232	231	230,639	8,173	—
S&P Global Healthcare Sector
IMMF	79	127,257	127,196	140	140,171	24,802	—
S&P Global Industrials Sector
IMMF	—	1,367	1,334	33	32,814	261	—
S&P Global Materials Sector
IMMF	—	1,589	1,573	16	15,536	321	—
S&P Global Technology Sector
IMMF	85	23,919	23,856	148	148,353	5,046	—
S&P Global Telecommunications Sector
IMMF	41	21,901	21,798	144	144,232	4,203	—
S&P Global Utilities Sector
IMMF	—	1,812	1,779	33	32,970	371	—
S&P Latin America 40
IMMF	4,896	327,281	331,088	1,089	1,088,895	63,017	—
S&P MidCap 400
IMMF	2,299	657,359	655,997	3,661	3,660,854	139,059	—
S&P MidCap 400 Growth
IMMF	2,087	290,151	290,730	1,508	1,508,385	61,371	—
S&P MidCap 400 Value
IMMF	1,205	499,181	496,680	3,706	3,706,409	105,451	—
S&P SmallCap 600
IMMF	3,629	506,236	505,358	4,507	4,507,224	107,261	—
S&P SmallCap 600 Growth
IMMF	1,190	149,266	149,493	963	962,634	32,467	—
S&P SmallCap 600 Value
IMMF	1,354	250,391	250,623	1,122	1,122,352	52,789	—
S&P/TOPIX 150
IMMF	82	14,385	14,287	180	180,010	2,889	—

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of December 31, 2006, certain Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities.

Item 2.	Controls and Procedures.

(a)	The Principal Executive Officer and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) have been effective in achieving the purposes set forth in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President and Principal Executive Officer
Date: February 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President and Principal Executive Officer
Date: February 21, 2007

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer
Date: February 21, 2007

.